EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (6.9%)
Invesco DB Gold Fund*‡	105,100	$5,812,030
Invesco DB Precious Metals Fund*‡	146,790	7,600,786
Invesco DB Silver Fund*‡	103,180	3,549,526
iShares Gold Trust*	417,500	15,376,526

Total Commodity		32,338,868

Equity (3.7%)
iShares China Large-Cap ETF(x)	59,385	1,898,538
iShares International Developed Property ETF‡	125,310	4,435,210
iShares MSCI EAFE Small-Cap ETF	106,570	7,069,854
SPDR S&P Emerging Asia Pacific ETF	13,450	1,477,617
SPDR S&P Emerging Markets SmallCap ETF(x)	42,045	2,382,690

Total Equity		17,263,909

Fixed Income (1.9%)
iShares JP Morgan USD Emerging Markets Bond ETF	91,460	8,941,129

Total Exchange Traded Funds (12.5%) (Cost $45,401,054)		58,543,906

INVESTMENT COMPANIES:
Alternatives (13.9%)
1290 VT Convertible Securities Portfolio‡	1,384,102	13,457,502
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,812,912	23,057,851
1290 VT Natural Resources Portfolio‡	968,972	9,703,648
1290 VT Real Estate Portfolio‡	2,748,496	19,178,259

Total Alternatives		65,397,260

Equity (53.5%)
1290 VT Equity Income Portfolio‡	1,937,564	10,284,306
1290 VT GAMCO Small Company Value Portfolio‡	425,964	29,935,156
1290 VT SmartBeta Equity ESG Portfolio‡	653,281	11,228,840
EQ/AB Small Cap Growth Portfolio*‡	1,894,262	34,364,319
EQ/Emerging Markets Equity PLUS Portfolio‡	835,088	8,429,827
EQ/International Equity Index Portfolio‡	1,129,836	11,388,600
EQ/Invesco Comstock Portfolio‡	867,237	19,681,097
EQ/Janus Enterprise Portfolio‡	230,999	5,324,184
EQ/JPMorgan Value Opportunities Portfolio‡	885,430	18,840,713
EQ/Loomis Sayles Growth Portfolio*‡	2,328,827	24,936,420
EQ/MFS International Growth Portfolio‡	4,537,600	34,544,695
EQ/T. Rowe Price Growth Stock Portfolio‡	361,979	24,576,611
EQ/Value Equity Portfolio‡	839,454	17,635,520

Total Equity		251,170,288

Fixed Income (20.0%)
1290 Diversified Bond Fund‡	591,211	6,107,214
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,085,482	10,380,892
1290 VT High Yield Bond Portfolio‡	1,499,437	13,974,817
EQ/Core Plus Bond Portfolio‡	6,315,844	24,661,125
EQ/Intermediate Government Bond Portfolio‡	345,395	3,415,832
EQ/PIMCO Global Real Return Portfolio‡	1,746,750	16,661,820
EQ/PIMCO Ultra Short Bond Portfolio‡	1,051,060	10,189,971
Multimanager Core Bond Portfolio‡	887,777	8,263,418

Total Fixed Income		93,655,089

Total Investment Companies (87.4%) (Cost $402,440,395)		410,222,637

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $64,350, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $65,637.(xx)	$64,350	64,350

Total Short-Term Investment (0.0%) (Cost $64,350)		64,350

Total Investments in Securities (99.9%) (Cost $447,905,799)		468,830,893
Other Assets Less Liabilities (0.1%)		271,126

Net Assets (100%)		$469,102,019

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $1,600,126. This was collateralized by $1,666,842 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.125%, maturing 4/15/22 - 8/15/51 and by cash of $64,350 which was subsequently invested in joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund*	105,100	6,963,215	—	(1,580,452)	166,170	263,097	5,812,030	—	—
Invesco DB Precious Metals Fund*	146,790	7,194,178	—	—	—	406,608	7,600,786	—	—
Invesco DB Silver Fund*	103,180	3,327,906	—	—	—	221,620	3,549,526	—	—
Equity
iShares International Developed Property ETF(x)	125,310	4,668,725	—	—	—	(233,515)	4,435,210	20,270	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,384,102	14,202,549	537,356	(271,565)	(248)	(1,010,590)	13,457,502	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,812,912	24,404,288	86,034	(887,349)	1,853	(546,975)	23,057,851	—	—
1290 VT Natural Resources Portfolio	968,972	8,507,447	32,774	(1,135,180)	(57,207)	2,355,814	9,703,648	—	—
1290 VT Real Estate Portfolio	2,748,496	21,582,233	73,742	(1,499,156)	(69,672)	(908,888)	19,178,259	—	—
Equity
1290 VT Equity Income Portfolio	1,937,564	10,403,017	32,774	(395,180)	32,595	211,100	10,284,306	—	—
1290 VT GAMCO Small Company Value Portfolio	425,964	31,052,222	872,906	(581,927)	(6,533)	(1,401,512)	29,935,156	—	—
1290 VT Low Volatility Global Equity Portfolio	—	12,784,387	221	(12,693,944)	2,397,036	(2,487,700)	—	—	—
1290 VT SmartBeta Equity ESG Portfolio(a)	653,281	—	12,728,998	(903,583)	(54,939)	(541,636)	11,228,840	—	—
EQ/AB Small Cap Growth Portfolio*	1,894,262	39,265,125	913,874	(775,902)	1,652	(5,040,430)	34,364,319	—	—
EQ/Emerging Markets Equity PLUS Portfolio	835,088	6,902,790	2,086,871	(174,578)	578	(385,834)	8,429,827	—	—
EQ/International Equity Index Portfolio	1,129,836	11,459,681	845,065	(213,373)	548	(703,321)	11,388,600	—	—
EQ/Invesco Comstock Portfolio	867,237	20,180,147	77,840	(1,358,554)	115,608	666,056	19,681,097	—	—
EQ/Janus Enterprise Portfolio	230,999	3,157,838	2,308,195	(38,795)	119	(103,173)	5,324,184	—	—
EQ/JPMorgan Value Opportunities Portfolio	885,430	17,935,796	81,936	(387,951)	10,480	1,200,452	18,840,713	—	—
EQ/Loomis Sayles Growth Portfolio*	2,328,827	27,186,320	594,228	(446,144)	(2,985)	(2,394,999)	24,936,420	—	—
EQ/MFS International Growth Portfolio	4,537,600	35,550,921	2,485,195	(640,119)	(11,743)	(2,839,559)	34,544,695	—	—
EQ/T. Rowe Price Growth Stock Portfolio	361,979	26,965,348	1,594,228	(446,144)	(6,042)	(3,530,779)	24,576,611	—	—
EQ/Value Equity Portfolio	839,454	18,491,727	827,840	(368,554)	(817)	(1,314,676)	17,635,520	—	—
Fixed Income
1290 Diversified Bond Fund	591,211	6,238,920	45,433	—	—	(177,139)	6,107,214	45,434	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,085,482	11,710,119	45,065	(813,373)	(8,100)	(552,819)	10,380,892	—	—
1290 VT High Yield Bond Portfolio	1,499,437	15,101,999	53,259	(602,168)	1,156	(579,429)	13,974,817	—	—
EQ/Core Plus Bond Portfolio	6,315,844	27,115,626	98,323	(1,555,542)	(45,174)	(952,108)	24,661,125	—	—
EQ/Intermediate Government Bond Portfolio	345,395	3,632,055	20,486	(96,988)	(80)	(139,641)	3,415,832	—	—
EQ/PIMCO Global Real Return Portfolio	1,746,750	20,255,588	77,840	(3,168,553)	(65,617)	(437,438)	16,661,820	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,051,060	10,464,800	45,065	(213,372)	42	(106,564)	10,189,971	—	—
Multimanager Core Bond Portfolio	887,777	9,927,357	53,303	(1,155,180)	(48,381)	(513,681)	8,263,418	44,860	—

Total		456,632,324	26,618,851	(32,403,626)	2,350,299	(21,577,659)	431,620,189	110,564	—

(a)	Formerly known as 1290 VT SmartBeta Equity Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$58,543,906	$—	$—	$58,543,906
Investment Companies
Investment Companies	6,107,214	404,115,423	—	410,222,637
Short-Term Investment
Repurchase Agreement	—	64,350	—	64,350

Total Assets	$64,651,120	$404,179,773	$—	$468,830,893

Total Liabilities	$—	$—	$—	$—

Total	$64,651,120	$404,179,773	$—	$468,830,893

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,018,530
Aggregate gross unrealized depreciation	(21,899,438)

Net unrealized appreciation	$14,119,092

Federal income tax cost of investments in securities and derivative instruments, if applicable	$454,711,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.4%)
EQ/2000 Managed Volatility Portfolio‡	1,377,370	$28,625,861
EQ/400 Managed Volatility Portfolio‡	189,486	4,508,745
EQ/500 Managed Volatility Portfolio‡	2,272,552	72,475,082
EQ/International Managed Volatility Portfolio‡	1,212,535	16,592,817

Total Equity		122,202,505

Fixed Income (89.6%)
EQ/Intermediate Government Bond Portfolio‡	106,522,179	1,053,466,512

Total Investments in Securities (100.0%) (Cost $1,198,367,560)		1,175,669,017
Other Assets Less Liabilities (0.0%)		(458,466)

Net Assets (100%)		$1,175,210,551

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,377,370	23,081,328	7,345,933	(179,329)	2,978	(1,625,049)	28,625,861	—	—
EQ/400 Managed Volatility Portfolio	189,486	2,576,932	2,034,593	(17,933)	395	(85,242)	4,508,745	—	—
EQ/500 Managed Volatility Portfolio	2,272,552	59,995,410	16,895,649	(1,712,458)	14,970	(2,718,489)	72,475,082	—	—
EQ/International Managed Volatility Portfolio	1,212,535	13,356,244	4,407,561	(107,598)	(545)	(1,062,845)	16,592,817	—	—
Fixed Income
EQ/Intermediate Government Bond Portfolio	106,522,179	833,240,520	264,453,630	(6,455,857)	(18,095)	(37,753,686)	1,053,466,512	—	—

Total		932,250,434	295,137,366	(8,473,175)	(297)	(43,245,311)	1,175,669,017	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,175,669,017	$—	$1,175,669,017

Total Assets	$—	$1,175,669,017	$—	$1,175,669,017

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,175,669,017	$—	$1,175,669,017

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,400,604
Aggregate gross unrealized depreciation	(48,513,666)

Net unrealized depreciation	$(23,113,062)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,198,782,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.8%)
EQ/2000 Managed Volatility Portfolio‡	1,672,221	$34,753,752
EQ/400 Managed Volatility Portfolio‡	278,442	6,625,418
EQ/500 Managed Volatility Portfolio‡	3,007,566	95,915,787
EQ/International Managed Volatility Portfolio‡	1,536,026	21,019,596

Total Equity		158,314,553

Fixed Income (80.0%)
EQ/AB Short Duration
Government Bond Portfolio‡	4,929,046	47,938,079
EQ/Core Bond Index Portfolio‡	24,548,330	235,450,389
EQ/Intermediate Government Bond Portfolio‡	25,477,556	251,963,977
EQ/Long-Term Bond Portfolio‡	8,546,513	74,957,550

Total Fixed Income		610,309,995

Total Investments in Securities (100.8%) (Cost $734,931,268)		768,624,548
Other Assets Less Liabilities (-0.8%)		(6,315,895)

Net Assets (100%)		$762,308,653

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,672,221	39,230,413	1,078,245	(2,420,327)	(119,239)	(3,015,340)	34,753,752	—	—
EQ/400 Managed Volatility Portfolio	278,442	4,764,247	2,307,825	(242,033)	(920)	(203,701)	6,625,418	—	—
EQ/500 Managed Volatility Portfolio	3,007,566	106,319,567	2,587,788	(7,308,785)	(301,400)	(5,381,383)	95,915,787	—	—
EQ/International Managed Volatility Portfolio	1,536,026	23,431,249	693,036	(1,331,180)	(35,656)	(1,737,853)	21,019,596	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	4,929,046	50,303,124	1,293,896	(2,974,393)	(22,621)	(661,927)	47,938,079	—	—
EQ/Core Bond Index Portfolio	24,548,330	255,567,246	6,631,213	(15,235,012)	(41,629)	(11,471,429)	235,450,389	—	—
EQ/Intermediate Government Bond Portfolio	25,477,556	271,273,434	6,792,948	(15,628,060)	(10,462)	(10,463,883)	251,963,977	—	—
EQ/Long-Term Bond Portfolio	8,546,513	87,372,484	2,479,965	(5,566,753)	(268,461)	(9,059,685)	74,957,550	—	—

Total		838,261,764	23,864,916	(50,706,543)	(800,388)	(41,995,201)	768,624,548	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$768,624,548	$—	$768,624,548

Total Assets	$—	$768,624,548	$—	$768,624,548

Total Liabilities	$—	$—	$—	$—

Total	$—	$768,624,548	$—	$768,624,548

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,817,598
Aggregate gross unrealized depreciation	(38,364,081)

Net unrealized appreciation	$33,453,517

Federal income tax cost of investments in securities and derivative instruments, if applicable	$735,171,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.3%)
EQ/2000 Managed Volatility Portfolio‡	6,507,077	$135,236,529
EQ/400 Managed Volatility Portfolio‡	892,204	21,229,623
EQ/500 Managed Volatility Portfolio‡	11,214,497	357,647,166
EQ/International Managed Volatility Portfolio‡	5,738,883	78,533,159

Total Equity		592,646,477

Fixed Income (58.7%)
EQ/AB Short Duration
Government Bond Portfolio‡	6,758,501	65,730,673
EQ/Core Bond Index Portfolio‡	32,197,228	308,813,261
EQ/Intermediate Government Bond Portfolio‡	33,559,411	331,890,652
EQ/Long-Term Bond Portfolio‡	15,664,084	137,382,498

Total Fixed Income		843,817,084

Total Investments in Securities (100.0%) (Cost $1,227,527,409)		1,436,463,561
Other Assets Less Liabilities (0.0%)		(109,768)

Net Assets (100%)		$1,436,353,793

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	6,507,077	147,336,058	6,497,241	(7,077,889)	(376,736)	(11,142,145)	135,236,529	—	—
EQ/400 Managed Volatility Portfolio	892,204	17,600,625	5,209,972	(725,937)	1,465	(856,502)	21,229,623	—	—
EQ/500 Managed Volatility Portfolio	11,214,497	399,686,125	239,362	(20,922,496)	(1,277,048)	(20,078,777)	357,647,166	—	—
EQ/International Managed Volatility Portfolio	5,738,883	88,866,046	457,347	(4,174,140)	(73,507)	(6,542,587)	78,533,159	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,758,501	70,693,912	44,881	(4,066,718)	(30,141)	(911,261)	65,730,673	—	—
EQ/Core Bond Index Portfolio	32,197,228	343,243,162	216,923	(19,489,137)	(27,500)	(15,130,187)	308,813,261	—	—
EQ/Intermediate Government Bond Portfolio	33,559,411	365,661,692	221,909	(20,152,105)	(20,678)	(13,820,166)	331,890,652	—	—
EQ/Long-Term Bond Portfolio	15,664,084	162,369,118	109,708	(7,985,311)	(461,550)	(16,649,467)	137,382,498	—	—

Total		1,595,456,738	12,997,343	(84,593,733)	(2,265,695)	(85,131,092)	1,436,463,561	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,436,463,561	$—	$1,436,463,561

Total Assets	$—	$1,436,463,561	$—	$1,436,463,561

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,436,463,561	$—	$1,436,463,561

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$261,631,195
Aggregate gross unrealized depreciation	(52,825,719)

Net unrealized appreciation	$208,805,476

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,227,658,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.4%)
EQ/2000 Managed Volatility Portfolio‡	22,592,464	$469,538,969
EQ/400 Managed Volatility Portfolio‡	2,964,359	70,535,658
EQ/500 Managed Volatility Portfolio‡	39,180,450	1,249,523,421
EQ/International Managed Volatility Portfolio‡	20,008,795	273,808,321

Total Equity		2,063,406,369

Fixed Income (48.6%)
EQ/AB Short Duration
Government Bond Portfolio‡	15,502,197	150,768,620
EQ/Core Bond Index Portfolio‡	72,209,586	692,583,786
EQ/Intermediate Government Bond Portfolio‡	75,287,185	744,563,521
EQ/Long-Term Bond Portfolio‡	41,215,107	361,478,810

Total Fixed Income		1,949,394,737

Total Investments in Securities (100.0%) (Cost $3,386,674,445)		4,012,801,106
Other Assets Less Liabilities (0.0%)		(936,187)

Net Assets (100%)		$4,011,864,919

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	22,592,464	508,975,951	19,093,782	(18,753,997)	(490,583)	(39,286,184)	469,538,969	—	—
EQ/400 Managed Volatility Portfolio	2,964,359	58,429,494	16,859,570	(1,913,673)	2,802	(2,842,535)	70,535,658	—	—
EQ/500 Managed Volatility Portfolio	39,180,450	1,380,438,589	229,673	(57,678,157)	(2,228,868)	(71,237,816)	1,249,523,421	—	—
EQ/International Managed Volatility
Portfolio	20,008,795	307,521,976	53,590	(10,716,570)	(122,219)	(22,928,456)	273,808,321	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	15,502,197	160,931,313	28,709	(8,041,020)	(80,311)	(2,070,071)	150,768,620	—	—
EQ/Core Bond Index Portfolio	72,209,586	763,165,646	132,062	(36,908,690)	(42,636)	(33,762,596)	692,583,786	—	—
EQ/Intermediate Government Bond Portfolio	75,287,185	814,184,071	137,804	(38,856,894)	(16,834)	(30,884,626)	744,563,521	—	—
EQ/Long-Term Bond Portfolio	41,215,107	422,092,609	80,386	(16,074,855)	(914,071)	(43,705,259)	361,478,810	—	—

Total		4,415,739,649	36,615,576	(188,943,856)	(3,892,720)	(246,717,543)	4,012,801,106	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,012,801,106	$—	$4,012,801,106

Total Assets	$—	$4,012,801,106	$—	$4,012,801,106

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,012,801,106	$—	$4,012,801,106

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$753,021,903
Aggregate gross unrealized depreciation	(127,604,752)

Net unrealized appreciation	$625,417,151

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,387,383,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (61.5%)
EQ/2000 Managed Volatility Portfolio‡	44,910,678	$933,378,222
EQ/400 Managed Volatility Portfolio‡	6,569,358	156,315,084
EQ/500 Managed Volatility Portfolio‡	79,240,940	2,527,112,632
EQ/International Managed Volatility Portfolio‡	40,338,938	552,014,088

Total Equity		4,168,820,026

Fixed Income (38.5%)
EQ/AB Short Duration Government Bond Portfolio‡	20,783,680	202,134,372
EQ/Core Bond Index Portfolio‡	95,486,957	915,844,021
EQ/Intermediate Government Bond Portfolio‡	99,285,510	981,898,428
EQ/Long-Term Bond Portfolio‡	58,588,057	513,848,996

Total Fixed Income		2,613,725,817

Total Investments in Securities (100.0%) (Cost $5,157,573,801)		6,782,545,843
Other Assets Less Liabilities (0.0%)		594,077

Net Assets (100%)		$6,783,139,920

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	44,910,678	1,022,967,719	24,936,844	(34,203,513)	(1,374,078)	(78,948,750)	933,378,222	—	—
EQ/400 Managed Volatility Portfolio	6,569,358	137,732,051	29,716,515	(4,128,010)	4,702	(7,010,174)	156,315,084	—	—
EQ/500 Managed Volatility Portfolio	79,240,940	2,782,568,589	339,753	(107,919,068)	(6,502,564)	(141,374,078)	2,527,112,632	—	—
EQ/International Managed Volatility Portfolio	40,338,938	616,194,495	1,980,219	(20,050,335)	(237,048)	(45,873,243)	552,014,088	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	20,783,680	215,259,941	28,312	(10,276,589)	(100,554)	(2,776,738)	202,134,372	—	—
EQ/Core Bond Index Portfolio	95,486,957	1,006,771,408	127,407	(46,444,650)	(46,640)	(44,563,504)	915,844,021	—	—
EQ/Intermediate Government Bond Portfolio	99,285,510	1,071,058,896	132,126	(48,624,082)	5,816	(40,674,328)	981,898,428	—	—
EQ/Long-Term Bond Portfolio	58,588,057	597,609,634	82,580	(20,640,051)	(1,123,228)	(62,079,939)	513,848,996	—	—

Total		7,450,162,733	57,343,756	(292,286,298)	(9,373,594)	(423,300,754)	6,782,545,843	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,782,545,843	$—	$6,782,545,843

Total Assets	$—	$6,782,545,843	$—	$6,782,545,843

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,782,545,843	$—	$6,782,545,843

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,791,955,337
Aggregate gross unrealized depreciation	(166,560,024)

Net unrealized appreciation	$1,625,395,313

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,157,150,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.4%)
EQ/2000 Managed Volatility Portfolio‡	42,067,772	$874,294,134
EQ/400 Managed Volatility Portfolio‡	5,968,882	142,027,015
EQ/500 Managed Volatility Portfolio‡	75,075,644	2,394,275,079
EQ/International Managed Volatility Portfolio‡	37,758,911	516,707,966

Total Equity		3,927,304,194

Fixed Income (28.6%)
EQ/AB Short Duration Government Bond Portfolio‡	12,584,082	122,388,116
EQ/Core Bond Index Portfolio‡	56,179,805	538,837,346
EQ/Intermediate Government Bond Portfolio‡	58,556,990	579,107,832
EQ/Long-Term Bond Portfolio‡	37,941,474	332,767,275

Total Fixed Income		1,573,100,569

Total Investments in Securities (100.0%) (Cost $4,186,225,844)		5,500,404,763
Other Assets Less Liabilities (0.0%)		(13,978)

Net Assets (100%)		$5,500,390,785

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	42,067,772	966,841,392	10,238,690	(26,513,154)	475,231	(76,748,025)	874,294,134	—	—
EQ/400 Managed Volatility Portfolio	5,968,882	127,776,833	23,954,553	(3,119,195)	9,761	(6,594,937)	142,027,015	—	—
EQ/500 Managed Volatility Portfolio	75,075,644	2,619,963,749	95,587	(86,753,088)	(5,285,367)	(133,745,802)	2,394,275,079	—	—
EQ/International Managed Volatility Portfolio	37,758,911	574,733,694	722,757	(15,595,973)	90,871	(43,243,383)	516,707,966	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,584,082	128,534,647	4,552	(4,419,195)	(43,419)	(1,688,469)	122,388,116	—	—
EQ/Core Bond Index Portfolio	56,179,805	586,502,212	22,758	(21,545,973)	3,093	(26,144,744)	538,837,346	—	—
EQ/Intermediate Government Bond Portfolio	58,556,990	625,314,465	23,327	(22,335,873)	(4,400)	(23,889,687)	579,107,832	—	—
EQ/Long-Term Bond Portfolio	37,941,474	384,028,977	15,362	(10,527,282)	(606,177)	(40,143,605)	332,767,275	—	—

Total		6,013,695,969	35,077,586	(190,809,733)	(5,360,407)	(352,198,652)	5,500,404,763	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,500,404,763	$—	$5,500,404,763

Total Assets	$—	$5,500,404,763	$—	$5,500,404,763

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,500,404,763	$—	$5,500,404,763

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,417,868,324
Aggregate gross unrealized depreciation	(103,911,282)

Net unrealized appreciation	$1,313,957,042

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,186,447,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.3%)
EQ/2000 Managed Volatility Portfolio‡	48,752,473	$1,013,222,211
EQ/400 Managed Volatility Portfolio‡	6,840,876	162,775,755
EQ/500 Managed Volatility Portfolio‡	88,100,413	2,809,654,514
EQ/International Managed Volatility Portfolio‡	43,968,429	601,681,487

Total Equity		4,587,333,967

Fixed Income (18.7%)
EQ/AB Short Duration Government Bond Portfolio‡	8,496,201	82,630,900
EQ/Core Bond Index Portfolio‡	37,258,194	357,354,508
EQ/Intermediate Government Bond Portfolio‡	38,786,980	383,589,458
EQ/Long-Term Bond Portfolio‡	26,065,154	228,605,521

Total Fixed Income		1,052,180,387

Total Investments in Securities (100.0%) (Cost $4,579,219,971)		5,639,514,354
Other Assets Less Liabilities (0.0%)		517,148

Net Assets (100%)		$5,640,031,502

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	48,752,473	1,121,672,899	1,042,195	(20,773,461)	28,840	(88,748,262)	1,013,222,211	—	—
EQ/400 Managed Volatility Portfolio	6,840,876	148,884,564	24,387,131	(2,733,350)	29,382	(7,791,972)	162,775,755	—	—
EQ/500 Managed Volatility Portfolio	88,100,413	3,045,189,488	2,646,624	(77,003,656)	(3,701,277)	(157,476,665)	2,809,654,514	—	—
EQ/International Managed Volatility Portfolio	43,968,429	663,315,188	617,088	(12,300,075)	57,527	(50,008,241)	601,681,487	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	8,496,201	85,347,720	82,279	(1,640,010)	(13,982)	(1,145,107)	82,630,900	—	—
EQ/Core Bond Index Portfolio	37,258,194	381,003,199	342,826	(6,833,375)	(5,715)	(17,152,427)	357,354,508	—	—
EQ/Intermediate Government Bond Portfolio	38,786,980	406,284,131	370,253	(7,380,045)	(9,047)	(15,675,834)	383,589,458	—	—
EQ/Long-Term Bond Portfolio	26,065,154	261,061,152	246,836	(4,920,030)	(259,381)	(27,523,056)	228,605,521	—	—

Total		6,112,758,341	29,735,232	(133,584,002)	(3,873,653)	(365,521,564)	5,639,514,354	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,639,514,354	$—	$5,639,514,354

Total Assets	$—	$5,639,514,354	$—	$5,639,514,354

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,639,514,354	$—	$5,639,514,354

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,128,787,279
Aggregate gross unrealized depreciation	(77,284,562)

Net unrealized appreciation	$1,051,502,717

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,588,011,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (21.5%)
iShares Core S&P Total US Stock Market ETF	5,990	$604,631
iShares Core S&P U.S. Growth ETF(x)	1,640	173,282
iShares Core S&P U.S. Value ETF	4,390	333,069
iShares MSCI Global Min Vol Factor ETF(x)	7,300	765,186
SPDR Portfolio Developed World ex-US ETF	4,460	152,889
Vanguard FTSE Emerging Markets ETF	2,270	104,715

Total Equity		2,133,772

Fixed Income (7.0%)
iShares Broad USD High Yield
Corporate Bond ETF(x)	12,780	496,631
Vanguard Total Bond Market ETF	2,500	198,850

Total Fixed Income		695,481

Total Exchange Traded Funds (28.5%) (Cost $2,826,807)		2,829,253

INVESTMENT COMPANIES:
Investment Companies (69.5%)
Equity (39.6%)
1290 GAMCO Small/Mid Cap Value Fund‡	50,119	807,414
1290 SmartBeta Equity Fund‡	147,131	2,368,810
AB Small Cap Growth Portfoio*‡	11,023	750,354

Total Equity		3,926,578

Fixed Income (29.9%)
1290 Diversified Bond Fund‡	241,171	2,491,293
1290 High Yield Bond Fund‡	54,049	476,708

Total Fixed Income		2,968,001

Total Investment Companies (69.5%) (Cost $6,968,185)		6,894,579

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	79,481	79,498

	Principal Amount	Value (Note 1)
Repurchase Agreement (7.6%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $750,111, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $765,119.(xx)	$750,104	750,104

Total Short-Term Investments (8.4%) (Cost $829,609)		829,602

Total Investments in Securities (106.4%) (Cost $10,624,601)		10,553,434
Other Assets Less Liabilities (-6.4%)		(631,214)

Net Assets (100%)		$9,922,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $730,203. This was collateralized by cash of $750,104 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the period ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 GAMCO Small/Mid Cap Value Fund	50,119	—	805,311	(1,378)	(25)	3,506	807,414	—	—
1290 SmartBeta Equity Fund	147,131	—	2,350,912	(4,027)	(144)	22,069	2,368,810	—	—
AB Small Cap Growth Portfolio*	11,023	—	805,312	(1,387)	(116)	(53,455)	750,354	—	—
Fixed Income
1290 Diversified Bond Fund	241,171	—	2,537,134	(4,375)	(63)	(41,403)	2,491,293	4,120	—
1290 High Yield Bond Fund	54,049	—	481,865	(827)	(7)	(4,323)	476,708	3,839	—

Total		—	6,980,534	(11,994)	(355)	(73,606)	6,894,579	7,959	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,829,253	$—	$—	$2,829,253
Investment Companies
Investment Companies	6,894,579	—	—	6,894,579
Short-Term Investments
Investment Company	79,498	—	—	79,498
Repurchase Agreement	—	750,104	—	750,104

Total Assets	$9,803,330	$750,104	$—	$10,553,434

Total Liabilities	$—	$—	$—	$—

Total	$9,803,330	$750,104	$—	$10,553,434

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,210
Aggregate gross unrealized depreciation	(121,377)

Net unrealized depreciation	$(71,167)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,624,601

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (24.3%)
iShares Core S&P Total US Stock Market ETF	7,770	$784,304
iShares Core S&P U.S. Growth ETF(x)	1,640	173,282
iShares Core S&P U.S. Value ETF(x)	4,390	333,069
iShares MSCI Global Min Vol Factor ETF(x)	9,740	1,020,947
Vanguard FTSE Emerging Markets ETF	2,660	122,706

Total Exchange Traded Funds (24.3%) (Cost $2,414,740)		2,434,308

INVESTMENT COMPANIES:
Investment Companies (73.7%)
Equity (56.3%)
1290 GAMCO Small/Mid Cap Value Fund‡	66,033	1,063,790
1290 SmartBeta Equity Fund‡	222,817	3,587,359
AB Small Cap Growth Portfolio*‡	14,528	988,938

Total Equity		5,640,087

Fixed Income (17.4%)
1290 Diversified Bond Fund‡	113,569	1,173,165
1290 High Yield Bond Fund‡	64,529	569,149

Total Fixed Income		1,742,314

Total Investment Companies (73.7%) (Cost $7,426,948)		7,382,401

SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	91,373	91,391

	Principal Amount	Value (Note 1)
Repurchase Agreement (9.7%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $973,459, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $992,937.(xx)	$973,451	973,451

Total Short-Term Investments (10.6%) (Cost $1,064,847)		1,064,842

Total Investments in Securities (108.6%) (Cost $10,906,535)		10,881,551
Other Assets Less Liabilities (-8.6%)		(861,117)

Net Assets (100%)		$10,020,434

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $946,446. This was collateralized by cash of $973,451 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the period ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 GAMCO Small/Mid Cap Value Fund	66,033	—	1,060,849	(1,625)	(37)	4,603	1,063,790	—	—
1290 SmartBeta Equity Fund	222,817	—	3,559,692	(5,469)	(191)	33,327	3,587,359	—	—
AB Small Cap Growth Portfolio*	14,528	—	1,060,850	(1,637)	(132)	(70,143)	988,938	—	—
Fixed Income
1290 Diversified Bond Fund	113,569	—	1,182,240	(1,842)	(26)	(7,207)	1,173,165	955	—
1290 High Yield Bond Fund	64,529	—	575,164	(881)	(7)	(5,127)	569,149	4,573	—

Total		—	7,438,795	(11,454)	(393)	(44,547)	7,382,401	5,528	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,434,308	$—	$—	$2,434,308
Investment Companies
Investment Companies	7,382,401	—	—	7,382,401
Short-Term Investments
Investment Company	91,391	—	—	91,391
Repurchase Agreement	—	973,451	—	973,451

Total Assets	$9,908,100	$973,451	$—	$10,881,551

Total Liabilities	$—	$—	$—	$—

Total	$9,908,100	$973,451	$—	$10,881,551

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,770
Aggregate gross unrealized depreciation	(93,754)

Net unrealized depreciation	$(24,984)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,906,535

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.4%)
Invesco S&P 500 High Dividend Low Volatility ETF(x)	5,480	$258,711
Invesco S&P 500 Low Volatility ETF	3,360	225,422
Invesco S&P Emerging Markets Low Volatility ETF(x)	10,350	267,340
Invesco S&P International Developed Low Volatility ETF(x)	18,060	562,388
Invesco S&P MidCap Low Volatility ETF	5,540	309,132
Invesco S&P SmallCap Low Volatility ETF(x)	2,920	143,168
iShares MSCI EAFE Min Vol Factor ETF(x)	7,670	553,314
iShares MSCI Emerging Markets Min Vol Factor ETF(x)	4,420	269,753
iShares MSCI Global Min Vol Factor ETF	12,470	1,307,105
iShares MSCI USA Min Vol Factor ETF	3,270	253,654
SPDR SSGA US Large Cap Low Volatility Index ETF(x)	1,610	231,325
SPDR SSGA US Small Cap Low Volatility Index ETF	1,320	150,691

Total Exchange Traded Funds (99.4%) (Cost $3,109,768)		4,532,003

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (16.2%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $739,790, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $754,580.(xx)	$739,785	739,785

Total Short-Term Investment (16.2%) (Cost $739,785)		739,785

Total Investments in Securities (115.6%) (Cost $3,849,553)		5,271,788
Other Assets Less Liabilities (-15.6%)		(713,638)

Net Assets (100%)		$4,558,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $721,982. This was collateralized by $4,856 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.500%, maturing 4/30/22 - 11/15/51 and by cash of $739,785 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,532,003	$—	$—	$4,532,003
Short-Term Investment
Repurchase Agreement	—	739,785	—	739,785

Total Assets	$4,532,003	$739,785	$—	$5,271,788

Total Liabilities	$—	$—	$—	$—

Total	$4,532,003	$739,785	$—	$5,271,788

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,415,266
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$1,415,266

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,856,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (63.5%)
iShares Core MSCI EAFE ETF	179,240	$12,458,972
iShares Core S&P 500 ETF	28,200	12,794,058
iShares Core S&P Mid-Cap ETF	16,150	4,333,691
iShares Core S&P Small-Cap ETF	8,250	890,010
iShares MSCI EAFE ETF(x)	43,960	3,235,456
iShares Russell 2000 ETF(x)	4,480	919,610
Vanguard Large-Cap ETF(x)	22,760	4,745,232
Vanguard S&P 500 ETF	29,770	12,359,611

Total Equity		51,736,640

Fixed Income (35.3%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	333,150	28,664,226

Total Exchange Traded Funds (98.8%) (Cost $73,842,375)		80,400,866

SHORT-TERM INVESTMENTS:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	1,877,753	1,878,129

	Principal Amount	Value (Note 1)
Repurchase Agreements (25.3%)
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $8,000,069, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $8,163,336.(xx)	$8,000,000	8,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $5,617,585, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $5,729,986.(xx)	5,617,538	5,617,538
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $5,000,056, collateralized by various Common Stocks; total market value $5,790,942.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		20,617,538

Total Short-Term Investments (27.7%) (Cost $22,495,578)		22,495,667

Total Investments in Securities (126.5%) (Cost $96,337,953)		102,896,533
Other Assets Less Liabilities (-26.5%)		(21,562,581)

Net Assets (100%)		$81,333,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $22,470,104. This was collateralized by $2,368,677 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/22 - 5/15/51 and by cash of $20,617,538 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$80,400,866	$—	$—	$80,400,866
Short-Term Investments
Investment Company	1,878,129	—	—	1,878,129
Repurchase Agreements	—	20,617,538	—	20,617,538

Total Assets	$82,278,995	$20,617,538	$—	$102,896,533

Total Liabilities	$—	$—	$—	$—

Total	$82,278,995	$20,617,538	$—	$102,896,533

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,369,619
Aggregate gross unrealized depreciation	(2,088,349)

Net unrealized appreciation	$6,281,270

Federal income tax cost of investments in securities and derivative instruments, if applicable	$96,615,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (38.7%)
IQ Merger Arbitrage ETF(x)*	33,420	$1,067,435
ProShares Long Online/Short Stores ETF(x)*	12,810	604,047
ProShares RAFI Long/Short‡	7,210	232,522
WisdomTree Managed Futures Strategy Fund	29,380	1,056,390

Total Alternatives		2,960,394

Commodity (17.3%)
Invesco DB Agriculture Fund*	15,720	343,954
Invesco DB Energy Fund*	13,800	318,504
Invesco DB Gold Fund*	5,860	324,058
Invesco DB Precious Metals Fund*	6,590	341,230

Total Commodity		1,327,746

Equity (15.4%)
iShares Core US REIT ETF	9,230	596,720
Vanguard Global ex-U.S. Real Estate ETF	11,250	584,437

Total Equity		1,181,157

Fixed Income (28.2%)
iShares Convertible Bond ETF	11,440	953,181
Vanguard Short-Term Inflation-Protected Securities ETF	23,540	1,205,483

Total Fixed Income		2,158,664

Total Exchange Traded Funds (99.6%) (Cost $7,885,428)		7,627,961

SHORT-TERM INVESTMENTS:
Investment Company (3.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	300,000	300,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.8%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $492,111, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $501,958.(xx)	$492,107	492,107
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $100,001, collateralized by various Common Stocks; total market value $115,819.(xx)	100,000	100,000

Total Repurchase Agreements		592,107

Total Short-Term Investments (11.7%) (Cost $892,107)		892,107

Total Investments in Securities (111.3%) (Cost $8,777,535)		8,520,068
Other Assets Less Liabilities (-11.3%)		(864,015)

Net Assets (100%)		$7,656,053

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $894,662. This was collateralized by $26,270 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.625%, maturing 4/15/22 - 2/15/50 and by cash of $892,107 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	7,210	222,606	—	—	—	9,916	232,522	409	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,627,961	$—	$—	$7,627,961
Short-Term Investments
Investment Company	300,000	—	—	300,000
Repurchase Agreements	—	592,107	—	592,107

Total Assets	$7,927,961	$592,107	$—	$8,520,068

Total Liabilities	$—	$—	$—	$—

Total	$7,927,961	$592,107	$—	$8,520,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$395,594
Aggregate gross unrealized depreciation	(714,743)

Net unrealized depreciation	$(319,149)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,839,217

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCK:
Consumer Staples (0.0%)
Food Products (0.0%)
Bunge Ltd.
(Cost $65)	1	$79

CONVERTIBLE PREFERRED STOCKS:
Communication Services (1.0%)
Media (0.2%)
Paramount Global
5.750%(x)	1,295	71,937

Wireless Telecommunication Services (0.8%)
2020 Cash Mandatory Exchangeable Trust
5.250%*§	320	356,800

Total Communication Services		428,737

Consumer Discretionary (0.5%)
Auto Components (0.5%)
Aptiv plc
5.500%	1,590	216,987

Total Consumer Discretionary		216,987

Financials (4.4%)
Banks (3.3%)
Bank of America Corp.
7.250%	470	616,875
Wells Fargo & Co.
7.500%	595	788,375

		1,405,250

Capital Markets (0.8%)
AMG Capital Trust II
5.150%	1,115	58,783
KKR & Co., Inc.
6.000%(x)	3,705	275,318

		334,101

Diversified Financial Services (0.3%)
2020 Mandatory Exchangeable Trust
6.500%§	135	131,625

Total Financials		1,870,976

Health Care (3.0%)
Health Care Equipment & Supplies (1.0%)
Becton Dickinson and Co.
6.000%(x)	5,000	264,100
Boston Scientific Corp.
5.500%	1,275	148,461

		412,561

Life Sciences Tools & Services (1.8%)
Avantor, Inc.
6.250%	3,480	360,284
Danaher Corp.
5.000%(x)	240	379,018

		739,302

Pharmaceuticals (0.2%)
Elanco Animal Health, Inc.
5.000%(x)	2,140	87,184

Total Health Care		1,239,047

Industrials (1.5%)
Commercial Services & Supplies (0.3%)
GFL Environmental, Inc.
6.000%(x)	1,810	134,012

Construction & Engineering (0.3%)
Fluor Corp.
6.500%§	75	107,801

Machinery (0.5%)
RBC Bearings, Inc.
5.000%	900	89,748
Stanley Black & Decker, Inc.
5.250%	1,400	123,074

		212,822

Professional Services (0.4%)
Clarivate plc
5.250%	2,200	149,314

Total Industrials		603,949

Information Technology (2.9%)
Electronic Equipment, Instruments & Components (0.2%)
II-VI, Inc.
6.000%(x)	295	87,063

Semiconductors & Semiconductor Equipment (2.7%)
Broadcom, Inc.
8.000%	580	1,138,627

Total Information Technology		1,225,690

Materials (0.6%)
Metals & Mining (0.6%)
ArcelorMittal SA
5.500%(x)	3,520	263,402

Total Materials		263,402

Utilities (6.3%)
Electric Utilities (4.1%)
American Electric Power Co., Inc.
6.125%	3,180	177,667
NextEra Energy, Inc.
4.872%(x)	18,025	998,963
PG&E Corp.
5.500%	2,225	250,179
Southern Co. (The)
6.750%	5,695	311,004

		1,737,813

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)
6.875%	1,425	140,975

Multi-Utilities (1.8%)
Algonquin Power & Utilities Corp.
7.750%	3,945	195,514
Dominion Energy, Inc.
7.250%	2,185	221,887
DTE Energy Co.
6.250%	3,395	180,920
NiSource, Inc.
7.750%	1,175	139,801

		738,122

Water Utilities (0.1%)
Essential Utilities, Inc.
6.000%	955	58,436

Total Utilities		2,675,346

Total Convertible Preferred Stocks (20.2%) (Cost $8,584,058)		8,524,134

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (78.8%)
Communication Services (13.2%)
Diversified Telecommunication Services (0.2%)
Bandwidth, Inc.
0.250%, 3/1/26	$40,000	30,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Liberty Latin America Ltd.
2.000%, 7/15/24	$65,000	$58,947

		89,427

Entertainment (4.6%)
Bilibili, Inc.
1.375%, 4/1/26	60,000	76,125
0.500%, 12/1/26§	233,000	170,672
1.250%, 6/15/27	145,000	147,683
Cinemark Holdings, Inc.
4.500%, 8/15/25	55,000	80,919
iQIYI, Inc.
2.000%, 4/1/25	195,000	154,050
4.000%, 12/15/26	120,000	83,086
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23	65,000	123,078
Live Nation Entertainment, Inc.
2.500%, 3/15/23	70,000	123,508
2.000%, 2/15/25	60,000	77,700
Sea Ltd.
2.375%, 12/1/25(x)	185,000	292,947
0.250%, 9/15/26	420,000	335,202
Zynga, Inc.
0.250%, 6/1/24	90,000	109,406
(Zero Coupon), 12/15/26	170,000	173,060

		1,947,436

Interactive Media & Services (3.7%)
fuboTV, Inc.
3.250%, 2/15/26§	45,000	30,308
Hello Group, Inc.
1.250%, 7/1/25	125,000	110,871
JOYY, Inc.
0.750%, 6/15/25	70,000	62,283
1.375%, 6/15/26	65,000	55,120
Snap, Inc.
0.250%, 5/1/25	55,000	97,295
0.750%, 8/1/26	110,000	191,565
(Zero Coupon), 5/1/27§	175,000	149,100
0.125%, 3/1/28§	225,000	223,537
Twitter, Inc.
0.250%, 6/15/24	150,000	152,625
(Zero Coupon), 3/15/26	275,000	230,863
Weibo Corp.
1.250%, 11/15/22	170,000	164,475
Ziff Davis, Inc.
1.750%, 11/1/26(x)§	90,000	101,475

		1,569,517

Media (4.7%)
Cable One, Inc.
(Zero Coupon), 3/15/26	65,000	56,745
DISH Network Corp.
2.375%, 3/15/24	130,000	121,550
(Zero Coupon), 12/15/25	330,000	320,133
3.375%, 8/15/26	470,000	422,765
Liberty Broadband Corp.
1.250%, 9/30/50§	125,000	119,687
2.750%, 9/30/50§	115,000	113,422
Liberty Interactive LLC
4.000%, 11/15/29	50,000	33,750
3.750%, 2/15/30	60,000	41,175
1.750%, 9/30/46§	35,000	57,103
Liberty Media Corp.
1.375%, 10/15/23	175,000	246,662
2.125%, 3/31/48§	40,000	40,240
2.750%, 12/1/49§	100,000	99,574
0.500%, 12/1/50§	140,000	198,660
Magnite, Inc.
0.250%, 3/15/26	40,000	31,605
TechTarget, Inc.
(Zero Coupon), 12/15/26§	72,000	64,980

		1,968,051

Total Communication Services		5,574,431

Consumer Discretionary (14.2%)
Auto Components (0.4%)
LCI Industries
1.125%, 5/15/26	50,000	45,725
Luminar Technologies, Inc.
1.250%, 12/15/26§	100,000	100,732

		146,457

Automobiles (2.6%)
Fisker, Inc.
2.500%, 9/15/26§	100,000	84,188
Ford Motor Co.
(Zero Coupon), 3/15/26	370,000	437,340
Li Auto, Inc.
0.250%, 5/1/28§	155,000	179,335
Lucid Group, Inc.
1.250%, 12/15/26§	300,000	230,023
NIO, Inc.
(Zero Coupon), 2/1/26	95,000	80,090
0.500%, 2/1/27	100,000	80,806

		1,091,782

Diversified Consumer Services (0.8%)
2U, Inc.
2.250%, 5/1/25	60,000	50,400
Chegg, Inc.
0.125%, 3/15/25	95,000	95,618
(Zero Coupon), 9/1/26	180,000	147,060
Stride, Inc.
1.125%, 9/1/27	60,000	59,520

		352,598

Hotels, Restaurants & Leisure (4.5%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	315,000	304,508
Booking Holdings, Inc.
0.750%, 5/1/25(x)	145,000	209,235
Carnival Corp.
5.750%, 4/1/23	70,000	146,475
DraftKings, Inc.
(Zero Coupon), 3/15/28	175,000	125,738
Expedia Group, Inc.
(Zero Coupon), 2/15/26(x)	175,000	212,852
Huazhu Group Ltd.
0.375%, 11/1/22	55,000	54,861
3.000%, 5/1/26	75,000	79,725
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	75,000	81,375
NCL Corp. Ltd.
5.375%, 8/1/25	100,000	144,500
1.125%, 2/15/27§	132,000	121,308
2.500%, 2/15/27§	71,000	67,769
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	200,000	261,260
Vail Resorts, Inc.
(Zero Coupon), 1/1/26(x)	80,000	77,479

		1,887,085

Internet & Direct Marketing Retail (4.2%)
Etsy, Inc.
0.125%, 10/1/26	85,000	136,340
0.125%, 9/1/27	110,000	108,955
0.250%, 6/15/28§	175,000	155,487
Farfetch Ltd.
3.750%, 5/1/27	55,000	71,308

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Fiverr International Ltd.
(Zero Coupon), 11/1/25	$55,000	$46,668
Match Group Financeco 2, Inc.
0.875%, 6/15/26§	80,000	111,520
Match Group Financeco 3, Inc.
2.000%, 1/15/30§	120,000	180,600
MercadoLibre, Inc.
2.000%, 8/15/28	80,000	221,000
Pinduoduo, Inc.
(Zero Coupon), 12/1/25	320,000	280,640
Porch Group, Inc.
0.750%, 9/15/26§	71,000	47,037
Wayfair, Inc.
1.125%, 11/1/24	100,000	119,550
0.625%, 10/1/25	215,000	176,515
1.000%, 8/15/26	130,000	138,710

		1,794,330

Leisure Products (0.2%)
Peloton Interactive, Inc.
(Zero Coupon), 2/15/26	125,000	103,281

Specialty Retail (1.5%)
American Eagle Outfitters, Inc.
3.750%, 4/15/25	55,000	115,099
Burlington Stores, Inc.
2.250%, 4/15/25(x)	110,000	125,606
Dick’s Sporting Goods, Inc.
3.250%, 4/15/25	85,000	264,509
National Vision Holdings, Inc.
2.500%, 5/15/25	55,000	84,425
Vroom, Inc.
0.750%, 7/1/26§	130,000	60,104

		649,743

Total Consumer Discretionary		6,025,276

Consumer Staples (0.6%)
Food Products (0.2%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	155,000	92,039

Personal Products (0.4%)
Beauty Health Co. (The)
1.250%, 10/1/26§	118,000	107,055
Herbalife Nutrition Ltd.
2.625%, 3/15/24	75,000	70,312

		177,367

Total Consumer Staples		269,406

Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
EQT Corp.
1.750%, 5/1/26	70,000	165,900
Pioneer Natural Resources Co.
0.250%, 5/15/25	205,000	486,773

Total Energy		652,673

Financials (2.0%)
Capital Markets (0.9%)
Ares Capital Corp.
4.625%, 3/1/24	50,000	56,455
Coinbase Global, Inc.
0.500%, 6/1/26§	245,000	228,095
JPMorgan Chase Financial Co. LLC
0.250%, 5/1/23§	80,000	87,600

		372,150

Consumer Finance (0.8%)
LendingTree, Inc.
0.500%, 7/15/25	120,000	98,250
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	198,000	159,766
Upstart Holdings, Inc.
0.250%, 8/15/26§	92,000	78,025

		336,041

Diversified Financial Services (0.2%)
JPMorgan Chase Bank NA
0.125%, 1/1/23§	70,000	68,688

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Blackstone Mortgage Trust, Inc. (REIT)
4.375%, 5/5/22	55,000	55,000

Total Financials		831,879

Health Care (9.2%)
Biotechnology (2.9%)
Ascendis Pharma A/S
2.250%, 4/1/28§	55,000	56,272
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	60,000	59,970
1.250%, 5/15/27(x)	80,000	80,103
Bridgebio Pharma, Inc.
2.500%, 3/15/27	135,000	77,490
2.250%, 2/1/29	100,000	46,300
Exact Sciences Corp.
1.000%, 1/15/25	20,000	24,100
0.375%, 3/15/27	110,000	103,744
0.375%, 3/1/28	220,000	193,380
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	140,000	121,975
Insmed, Inc.
0.750%, 6/1/28	80,000	77,120
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	14,000	12,793
3.500%, 2/15/26§	50,000	53,801
Ionis Pharmaceuticals, Inc.
0.125%, 12/15/24	95,000	85,168
(Zero Coupon), 4/1/26§	105,000	97,660
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	45,000	58,950
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	70,000	91,787

		1,240,613

Health Care Equipment & Supplies (3.4%)
CryoPort, Inc.
0.750%, 12/1/26§	72,000	56,736
Dexcom, Inc.
0.750%, 12/1/23	110,000	342,237
0.250%, 11/15/25(x)	240,000	274,050
Envista Holdings Corp.
2.375%, 6/1/25	90,000	213,255
Haemonetics Corp.
(Zero Coupon), 3/1/26	70,000	58,642
Insulet Corp.
0.375%, 9/1/26	110,000	145,805
Integra LifeSciences Holdings Corp.
0.500%, 8/15/25	80,000	83,936
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	108,900
NuVasive, Inc.
1.000%, 6/1/23	60,000	59,325
0.375%, 3/15/25	60,000	57,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
SmileDirectClub, Inc.
(Zero Coupon), 2/1/26§	$105,000	$36,370

		1,436,969

Health Care Providers & Services (0.6%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	160,000	128,336
Invitae Corp.
2.000%, 9/1/24	40,000	32,875
Oak Street Health, Inc.
(Zero Coupon), 3/15/26	120,000	94,800

		256,011

Health Care Technology (0.9%)
Livongo Health, Inc.
0.875%, 6/1/25	110,000	110,660
Omnicell, Inc.
0.250%, 9/15/25	115,000	162,092
Teladoc Health, Inc.
1.250%, 6/1/27	135,000	113,873

		386,625

Life Sciences Tools & Services (0.3%)
Illumina, Inc.
(Zero Coupon), 8/15/23(x)	100,000	109,300

Pharmaceuticals (1.1%)
Aphria, Inc.
5.250%, 6/1/24§	40,000	44,857
Jazz Investments I Ltd.
1.500%, 8/15/24	120,000	122,400
2.000%, 6/15/26	140,000	169,739
Pacira BioSciences, Inc.
0.750%, 8/1/25	45,000	55,743
Supernus Pharmaceuticals, Inc.
0.625%, 4/1/23	50,000	49,031
Tilray Brands, Inc.
5.000%, 10/1/23	35,000	33,250

		475,020

Total Health Care		3,904,538

Industrials (4.4%)
Aerospace & Defense (0.3%)
Parsons Corp.
0.250%, 8/15/25	55,000	57,921
Virgin Galactic Holdings, Inc.
2.500%, 2/1/27§	53,000	50,642

		108,563

Airlines (2.2%)
American Airlines Group, Inc.
6.500%, 7/1/25	135,000	184,680
Copa Holdings SA
4.500%, 4/15/25	50,000	88,000
GOL Equity Finance SA
3.750%, 7/15/24§	55,000	44,894
JetBlue Airways Corp.
0.500%, 4/1/26§	135,000	125,609
Southwest Airlines Co.
1.250%, 5/1/25	320,000	434,240
Spirit Airlines, Inc.
1.000%, 5/15/26	70,000	62,790

		940,213

Electrical Equipment (0.3%)
Array Technologies, Inc.
1.000%, 12/1/28§	75,000	56,887
Stem, Inc.
0.500%, 12/1/28§	88,000	65,270

		122,157

Machinery (0.6%)
Greenbrier Cos., Inc. (The)
2.875%, 4/15/28§	40,000	46,187
John Bean Technologies Corp.
0.250%, 5/15/26§	50,000	48,025
Middleby Corp. (The)
1.000%, 9/1/25	130,000	178,994

		273,206

Professional Services (0.4%)
KBR, Inc.
2.500%, 11/1/23	45,000	97,650
Upwork, Inc.
0.250%, 8/15/26§	86,000	70,219

		167,869

Road & Rail (0.6%)
Lyft, Inc.
1.500%, 5/15/25	100,000	123,850
Uber Technologies, Inc.
(Zero Coupon), 12/15/25	150,000	134,250

		258,100

Total Industrials		1,870,108

Information Technology (29.8%)
Communications Equipment (1.3%)
Infinera Corp.
2.125%, 9/1/24	60,000	67,560
Lumentum Holdings, Inc.
0.250%, 3/15/24	105,000	173,513
0.500%, 12/15/26	140,000	162,243
0.500%, 6/15/28§	125,000	122,250
Viavi Solutions, Inc.
1.000%, 3/1/24	30,000	38,906

		564,472

Electronic Equipment, Instruments & Components (0.4%)
Insight Enterprises, Inc.
0.750%, 2/15/25	45,000	72,360
Itron, Inc.
(Zero Coupon), 3/15/26	60,000	50,730
Vishay Intertechnology, Inc.
2.250%, 6/15/25	60,000	59,778

		182,868

IT Services (7.7%)
Affirm Holdings, Inc.
(Zero Coupon), 11/15/26§	253,000	175,835
Akamai Technologies, Inc.
0.125%, 5/1/25	200,000	262,800
0.375%, 9/1/27	160,000	183,920
Block, Inc.
0.500%, 5/15/23	110,000	199,375
0.125%, 3/1/25	130,000	170,381
(Zero Coupon), 5/1/26(x)	65,000	60,083
0.250%, 11/1/27	90,000	81,506
Cloudflare, Inc.
(Zero Coupon), 8/15/26§	200,000	199,000
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26§	219,000	173,667
Euronet Worldwide, Inc.
0.750%, 3/15/49(x)	65,000	72,312
Fastly, Inc.
(Zero Coupon), 3/15/26	130,000	97,045
MongoDB, Inc.
0.250%, 1/15/26	175,000	378,962
Okta, Inc.
0.125%, 9/1/25	155,000	166,160
0.375%, 6/15/26	160,000	156,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Perficient, Inc.
0.125%, 11/15/26§	$69,000	$61,651
Repay Holdings Corp.
(Zero Coupon), 2/1/26§	70,000	58,240
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	100,000	104,700
0.500%, 8/1/27§	104,000	90,688
Shopify, Inc.
0.125%, 11/1/25	165,000	155,843
Spotify USA, Inc.
(Zero Coupon), 3/15/26	235,000	200,251
Vnet Group, Inc.
(Zero Coupon), 2/1/26	85,000	67,660
Wix.com Ltd.
(Zero Coupon), 7/1/23	50,000	51,818
(Zero Coupon), 8/15/25	75,000	65,100

		3,232,997

Semiconductors & Semiconductor Equipment (2.8%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	81,240
(Zero Coupon), 3/1/28	120,000	124,680
MACOM Technology Solutions Holdings, Inc.
0.250%, 3/15/26§	55,000	55,859
Microchip Technology, Inc.
0.125%, 11/15/24(x)	85,000	96,437
ON Semiconductor Corp.
(Zero Coupon), 5/1/27(x)§	140,000	189,420
Silicon Laboratories, Inc.
0.625%, 6/15/25	75,000	102,983
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	85,000	115,728
SunPower Corp.
4.000%, 1/15/23	50,000	56,625
Wolfspeed, Inc.
1.750%, 5/1/26	100,000	248,900
0.250%, 2/15/28§	80,000	90,650

		1,162,522

Software (16.8%)
8x8, Inc.
0.500%, 2/1/24	95,000	87,543
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	65,000	54,925
Alteryx, Inc.
0.500%, 8/1/24	55,000	51,095
1.000%, 8/1/26	90,000	78,694
Avalara, Inc.
0.250%, 8/1/26§	175,000	149,275
Avaya Holdings Corp.
2.250%, 6/15/23	50,000	48,425
Bentley Systems, Inc.
0.125%, 1/15/26	90,000	87,975
0.375%, 7/1/27§	100,000	86,800
Bill.com Holdings, Inc.
(Zero Coupon), 12/1/25	165,000	262,267
(Zero Coupon), 4/1/27(x)§	101,000	96,329
Blackline, Inc.
0.125%, 8/1/24	35,000	41,366
(Zero Coupon), 3/15/26	160,000	135,200
Confluent, Inc.
(Zero Coupon), 1/15/27§	160,000	132,240
Coupa Software, Inc.
0.125%, 6/15/25	100,000	97,100
0.375%, 6/15/26	280,000	234,920
CyberArk Software Ltd.
(Zero Coupon), 11/15/24	65,000	80,561
Datadog, Inc.
0.125%, 6/15/25	110,000	194,700
DocuSign, Inc.
(Zero Coupon), 1/15/24	135,000	126,225
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	125,955
(Zero Coupon), 3/1/28	100,000	94,220
Envestnet, Inc.
0.750%, 8/15/25§	75,000	72,844
Everbridge, Inc.
0.125%, 12/15/24	70,000	62,751
(Zero Coupon), 3/15/26	40,000	33,950
Five9, Inc.
0.500%, 6/1/25	145,000	157,107
Guidewire Software, Inc.
1.250%, 3/15/25	55,000	57,519
HubSpot, Inc.
0.375%, 6/1/25	70,000	124,845
InterDigital, Inc.
2.000%, 6/1/24	50,000	51,187
Jamf Holding Corp.
0.125%, 9/1/26§	66,000	65,377
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	51,518
Mandiant, Inc.
0.875%, 6/1/24	130,000	143,162
Series B
1.625%, 6/1/35	50,000	49,751
Marathon Digital Holdings, Inc.
1.000%, 12/1/26§	110,000	77,605
MicroStrategy, Inc.
0.750%, 12/15/25	90,000	125,190
(Zero Coupon), 2/15/27	140,000	100,013
New Relic, Inc.
0.500%, 5/1/23	65,000	65,163
Nice Ltd.
(Zero Coupon), 9/15/25(x)	60,000	62,962
Nutanix, Inc.
0.250%, 10/1/27§	85,000	70,816
Palo Alto Networks, Inc.
0.750%, 7/1/23	240,000	561,720
0.375%, 6/1/25	310,000	652,860
Pegasystems, Inc.
0.750%, 3/1/25	80,000	75,160
Progress Software Corp.
1.000%, 4/15/26§	40,000	39,760
Q2 Holdings, Inc.
0.125%, 11/15/25	50,000	42,925
Rapid7, Inc.
0.250%, 3/15/27	85,000	105,698
RingCentral, Inc.
(Zero Coupon), 3/1/25	175,000	152,162
(Zero Coupon), 3/15/26	95,000	77,710
Sailpoint Technologies Holdings, Inc.
0.125%, 9/15/24	50,000	92,450
Splunk, Inc.
0.500%, 9/15/23	105,000	119,376
1.125%, 9/15/25	155,000	185,613
1.125%, 6/15/27	195,000	186,225
Tyler Technologies, Inc.
0.250%, 3/15/26	85,000	93,543
Unity Software, Inc.
(Zero Coupon), 11/15/26§	279,000	228,919
Workday, Inc.
0.250%, 10/1/22	200,000	328,431
Zendesk, Inc.
0.625%, 6/15/25	170,000	214,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Zscaler, Inc.
0.125%, 7/1/25	$180,000	$306,270

		7,100,682

Technology Hardware, Storage & Peripherals (0.8%)
3D Systems Corp.
(Zero Coupon), 11/15/26§	83,000	69,637
Pure Storage, Inc.
0.125%, 4/15/23	75,000	104,662
Western Digital Corp.
1.500%, 2/1/24(e)	185,000	178,525

		352,824

Total Information Technology		12,596,365

Materials (0.8%)
Chemicals (0.2%)
Amyris, Inc.
1.500%, 11/15/26§	95,000	68,020

Metals & Mining (0.6%)
MP Materials Corp.
0.250%, 4/1/26§	95,000	138,082
United States Steel Corp.
5.000%, 11/1/26	45,000	131,468

		269,550

Total Materials		337,570

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Pebblebrook Hotel Trust (REIT)
1.750%, 12/15/26	135,000	154,777

Real Estate Management & Development (1.6%)
Opendoor Technologies, Inc.
0.250%, 8/15/26(x)§	150,000	116,700
Realogy Group LLC
0.250%, 6/15/26§	85,000	77,456
Redfin Corp.
(Zero Coupon), 10/15/25	130,000	95,794
0.500%, 4/1/27§	80,000	53,480
Zillow Group, Inc.
0.750%, 9/1/24	90,000	114,919
2.750%, 5/15/25	110,000	124,135
1.375%, 9/1/26	65,000	86,003

		668,487

Total Real Estate		823,264

Utilities (1.1%)
Electric Utilities (0.2%)
NRG Energy, Inc.
2.750%, 6/1/48	70,000	76,719

Independent Power and Renewable Electricity Producers (0.7%)
NextEra Energy Partners LP
(Zero Coupon), 6/15/24§	70,000	71,260
(Zero Coupon), 11/15/25§	115,000	130,107
Sunnova Energy International, Inc.
0.250%, 12/1/26§	80,000	71,640

		273,007

Multi-Utilities (0.2%)
CenterPoint Energy, Inc.
4.566%, 9/15/29(e)	200,000	103,714

Total Utilities		453,440

Total Convertible Bonds		33,338,950

Corporate Bonds (0.8%)
Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.2%)
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	80,000	96,720

Total Consumer Discretionary		96,720

Industrials (0.1%)
Electrical Equipment (0.1%)
Sunrun, Inc.
(Zero Coupon), 2/1/26	50,000	39,775

Total Industrials		39,775

Information Technology (0.5%)
Software (0.5%)
Ceridian HCM Holding, Inc.
0.250%, 3/15/26	120,000	104,640
NortonLifeLock, Inc.
2.000%, 8/15/22	75,000	98,813

Total Information Technology		203,453

Total Corporate Bonds		339,948

Total Long-Term Debt Securities (79.6%) (Cost $38,510,543)		33,678,898

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	111,023	111,045

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.4%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $2,493,068, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $2,542,912.(xx)	$2,493,051	2,493,051
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $100,009, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $110,580.(xx)	100,000	100,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $100,001, collateralized by various Common Stocks; total market value $115,819.(xx)	100,000	100,000

Total Repurchase Agreements		2,693,051

Total Short-Term Investments (6.6%) (Cost $2,804,096)		2,804,096

Total Investments in Securities (106.4%) (Cost $49,898,762)		45,007,207
Other Assets Less Liabilities (-6.4%)		(2,692,414)

Net Assets (100%)		$42,314,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $7,919,352 or 18.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $2,864,942. This was collateralized by $267,868 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.125%, maturing 4/15/22 - 8/15/51 and by cash of $2,693,051 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stock
Consumer Staples	$79	$—	$—	$79
Convertible Bonds
Communication Services	—	5,574,431	—	5,574,431
Consumer Discretionary	—	6,025,276	—	6,025,276
Consumer Staples	—	269,406	—	269,406
Energy	—	652,673	—	652,673
Financials	—	831,879	—	831,879
Health Care	—	3,904,538	—	3,904,538
Industrials	—	1,870,108	—	1,870,108
Information Technology	—	12,596,365	—	12,596,365
Materials	—	337,570	—	337,570
Real Estate	—	823,264	—	823,264
Utilities	—	453,440	—	453,440
Convertible Preferred Stocks
Communication Services	71,937	356,800	—	428,737
Consumer Discretionary	216,987	—	—	216,987
Financials	1,680,568	190,408	—	1,870,976
Health Care	1,239,047	—	—	1,239,047
Industrials	496,148	107,801	—	603,949
Information Technology	1,225,690	—	—	1,225,690
Materials	263,402	—	—	263,402
Utilities	2,675,346	—	—	2,675,346
Corporate Bonds
Consumer Discretionary	—	96,720	—	96,720
Industrials	—	39,775	—	39,775
Information Technology	—	203,453	—	203,453
Short-Term Investments
Investment Company	111,045	—	—	111,045
Repurchase Agreements	—	2,693,051	—	2,693,051

Total Assets	$7,980,249	$37,026,958	$—	$45,007,207

Total Liabilities	$—	$—	$—	$—

Total	$7,980,249	$37,026,958	$—	$45,007,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,987,454
Aggregate gross unrealized depreciation	(7,188,224)

Net unrealized depreciation	$(5,200,770)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$50,207,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.5%)
Bayview Opportunity Master Fund IVa Trust,
Series 2019-SBR1 A1
3.475%, 6/28/34(e)§	$30,995	$31,023
C-BASS TRUST,
Series 2007-CB1 AF6
5.835%, 1/25/37(e)	1,168,599	455,676
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
0.737%, 10/25/36(l)	973,500	375,887
JP Morgan Mortgage Acquisition Corp.,
Series 2005-WMC1 M4
1.357%, 9/25/35(l)	400,000	381,824
Mastr Asset-Backed Securities Trust,
Series 2006-NC3 A5
0.877%, 10/25/36(l)	649,832	388,441
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE2 A1
0.587%, 1/25/37(l)§	1,203,348	560,866
RASC Trust,
Series 2007-EMX1 A13
0.657%, 1/25/37(l)	322,492	303,174
Washington Mutual WMABS Trust,
Series 2006-HE5 2A2
0.637%, 10/25/36(l)	235,587	111,685

Total Asset-Backed Securities		2,608,576

Collateralized Mortgage Obligations (6.5%)
Alternative Loan Trust,
Series 2007-9T1 2A1
6.000%, 5/25/37	1,356,249	839,386
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A5
6.000%, 2/25/37	355,104	342,788
FHLMC,
Series 357 200
2.000%, 9/15/47	492,577	481,140
Series 379 C1
1.500%, 1/25/51IO	206,443	19,959
Series 4484 CD
1.750%, 7/15/30	92,375	89,572
Series 4749 LV
3.500%, 4/15/38	190,892	191,337
FHLMC STACR REMIC Trust,
Series 2020-DNA2 M2
2.307%, 2/25/50(l)§	174,528	174,094
FNMA,
Series 2016-9 A
3.000%, 9/25/43	16,083	16,072
Series 2018-21
(Zero Coupon), 4/25/48 PO	93,874	81,103
Series 2021-48 NS
3.551%, 8/25/51IO(l)	134,841	11,398
GCAT LLC,
Series 2020-3 A1
2.981%, 9/25/25(e)§	253,103	253,025
GNMA,
Series 2020-115 IG
2.500%, 8/20/50IO	133,072	18,340
Series 2020-175 GI
2.000%, 11/20/50IO	131,118	14,015
Series 2020-188 IO
2.000%, 12/20/50IO	183,757	19,256
Series 2021-140 IH
2.500%, 8/20/51IO	126,503	18,340
Series 2021-159 IU
3.000%, 9/20/51IO	141,601	19,981
Series 2021-176 SD
2.650%, 9/20/51IO(l)	306,713	10,345
Series 2021-98 IG
3.000%, 6/20/51IO	131,039	19,491
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA2 4A1B
1.341%, 12/25/46(l)	776,628	687,316
PMT Credit Risk Transfer Trust,
Series 2019-2R A
3.195%, 5/27/23(l)§	204,018	202,298
Series 2019-3R A
3.145%, 10/27/22(l)§	171,735	171,308
RALI Trust,
Series 2006-QO10 A1
0.777%, 1/25/37(l)	417,326	393,716
Verus Securitization Trust,
Series 2020-2 A2
2.989%, 5/25/60(l)§	300,000	291,109
Series 2020-4 M1
3.291%, 5/25/65(l)§	300,000	292,267
Wells Fargo Alternative Loan Trust,
Series 2007-PA6 A1
2.774%, 12/28/37(l)	145,649	142,050

Total Collateralized Mortgage Obligations		4,799,706

Commercial Mortgage-Backed Security (0.1%)
GNMA,
Series 2021-164
0.967%, 10/16/63 IO(l)	153,699	12,989
Series 2021-218 IO
0.961%, 10/16/61 IO(l)	163,222	14,025

Total Commercial Mortgage-Backed Security		27,014

Corporate Bonds (12.8%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
3.500%, 9/15/53	38,000	33,535
3.550%, 9/15/55	67,000	58,736
CCO Holdings LLC
4.750%, 2/1/32§	25,000	23,250
4.250%, 1/15/34§	20,000	17,325
Consolidated Communications, Inc.
5.000%, 10/1/28§	35,000	30,100
Frontier Communications Holdings LLC
5.875%, 10/15/27§	10,000	9,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 5/1/28§	$15,000	$14,398
6.000%, 1/15/30§	20,000	18,450
Lumen Technologies, Inc.
5.125%, 12/15/26§	25,000	23,797
4.000%, 2/15/27§	25,000	23,312
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%),
1.606%, 5/15/25(k)	59,000	59,927
3.875%, 3/1/52	20,000	20,138

		332,918

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	25,000	24,125
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	25,000	26,553
Magallanes, Inc.
3.755%, 3/15/27§	45,000	44,984

		95,662

Media (0.6%)
Cengage Learning, Inc.
9.500%, 6/15/24§	25,000	24,688
Charter Communications Operating LLC
4.908%, 7/23/25	105,000	108,821
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	35,000	34,934
Comcast Corp.
3.400%, 4/1/30	55,000	55,217
Diamond Sports Group LLC
5.375%, 8/15/26§	15,000	5,812
Directv Financing LLC
5.875%, 8/15/27§	20,000	19,660
DISH DBS Corp.
5.750%, 12/1/28§	20,000	19,000
5.125%, 6/1/29	20,000	16,983
GCI LLC
4.750%, 10/15/28§	20,000	19,550
McGraw-Hill Education, Inc.
5.750%, 8/1/28§	25,000	23,761
News Corp.
5.125%, 2/15/32§	15,000	15,037
Nexstar Media, Inc.
5.625%, 7/15/27§	20,000	20,225
Scripps Escrow, Inc.
5.875%, 7/15/27§	55,000	55,138
Univision Communications, Inc.
4.500%, 5/1/29§	20,000	18,964

		437,790

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
2.250%, 2/15/26(x)	55,000	51,820
3.375%, 4/15/29§	5,000	4,750
3.375%, 4/15/29	10,000	9,500
2.875%, 2/15/31	10,000	8,988

		75,058

Total Communication Services		941,428

Consumer Discretionary (1.6%)
Auto Components (0.1%)
American Axle & Manufacturing, Inc.
5.000%, 10/1/29(x)	20,000	18,825
Clarios Global LP
6.250%, 5/15/26§	13,000	13,414
Dealer Tire LLC
8.000%, 2/1/28§	25,000	25,050
Goodyear Tire & Rubber Co. (The)
5.250%, 7/15/31§	35,000	32,613
Icahn Enterprises LP
5.250%, 5/15/27	20,000	19,587

		109,489

Automobiles (0.0%)
Ford Motor Co.
3.250%, 2/12/32	35,000	31,150

Diversified Consumer Services (0.1%)
Metis Merger Sub LLC
6.500%, 5/15/29§	45,000	42,300

Hotels, Restaurants & Leisure (0.8%)
Boyne USA, Inc.
4.750%, 5/15/29§	60,000	57,600
Caesars Entertainment, Inc.
4.625%, 10/15/29(x)§	20,000	18,723
Carnival Corp.
5.750%, 3/1/27§	90,000	85,740
Cedar Fair LP
5.250%, 7/15/29	20,000	19,700
Expedia Group, Inc.
5.000%, 2/15/26(x)	50,000	52,438
3.250%, 2/15/30	60,000	57,210
Fertitta Entertainment LLC
6.750%, 1/15/30§	35,000	32,112
Marriott International, Inc.
Series R
3.125%, 6/15/26	55,000	53,529
McDonald’s Corp.
3.600%, 7/1/30	55,000	55,829
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	20,000	18,500
NCL Corp. Ltd.
5.875%, 2/15/27§	20,000	19,750
Premier Entertainment Sub LLC
5.625%, 9/1/29§	30,000	25,596
5.875%, 9/1/31§	30,000	25,650
Scientific Games Holdings LP
6.625%, 3/1/30§	40,000	39,280
Scientific Games International, Inc.
7.250%, 11/15/29§	15,000	15,695
Viking Cruises Ltd.
5.875%, 9/15/27§	50,000	45,000

		622,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	$30,000	$27,975
SWF Escrow Issuer Corp.
6.500%, 10/1/29(x)§	30,000	25,612

		53,587

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	110,000	112,625

Specialty Retail (0.3%)
At Home Group, Inc.
7.125%, 7/15/29§	15,000	12,975
Dick’s Sporting Goods, Inc.
3.150%, 1/15/32	60,000	54,973
Michaels Cos., Inc. (The)
5.250%, 5/1/28§	25,000	22,891
Sonic Automotive, Inc.
4.625%, 11/15/29§	45,000	40,365
SRS Distribution, Inc.
4.625%, 7/1/28§	30,000	28,537
Staples, Inc.
7.500%, 4/15/26§	15,000	14,527
Victoria’s Secret & Co.
4.625%, 7/15/29§	60,000	54,075

		228,343

Total Consumer Discretionary		1,199,846

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	50,000	55,543
Constellation Brands, Inc.
3.150%, 8/1/29	60,000	57,821
Primo Water Holdings, Inc.
4.375%, 4/30/29§	20,000	18,052
Triton Water Holdings, Inc.
6.250%, 4/1/29§	45,000	38,700

		170,116

Food & Staples Retailing (0.2%)
Performance Food Group, Inc.
5.500%, 10/15/27§	30,000	29,925
4.250%, 8/1/29§	20,000	18,175
Sysco Corp.
5.950%, 4/1/30	47,000	54,466
United Natural Foods, Inc.
6.750%, 10/15/28§	20,000	20,500
US Foods, Inc.
4.625%, 6/1/30§	40,000	36,900

		159,966

Food Products (0.2%)
Post Holdings, Inc.
5.500%, 12/15/29§	15,000	14,385
4.625%, 4/15/30§	30,000	26,963
Smithfield Foods, Inc.
4.250%, 2/1/27§	95,000	95,860

		137,208

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	30,000	27,274
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	30,000	27,525
7.000%, 12/31/27§	20,000	16,300

		71,099

Personal Products (0.0%)
Coty, Inc.
5.000%, 4/15/26§	20,000	19,500

Tobacco (0.1%)
Altria Group, Inc.
4.450%, 5/6/50	60,000	53,528

Total Consumer Staples		611,417

Energy (1.4%)
Energy Equipment & Services (0.2%)
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	60,000	56,326
Transocean Poseidon Ltd.
6.875%, 2/1/27§	28,125	27,844
Transocean, Inc.
11.500%, 1/30/27§	9,000	9,293
USA Compression Partners LP
6.875%, 9/1/27	40,000	40,200
Weatherford International Ltd.
6.500%, 9/15/28§	20,000	20,550

		154,213

Oil, Gas & Consumable Fuels (1.2%)
Antero Midstream Partners LP
5.750%, 3/1/27§	13,000	13,212
BP Capital Markets America, Inc.
2.939%, 6/4/51	65,000	55,460
Chesapeake Energy Corp.
5.875%, 2/1/29§	30,000	30,975
CNX Resources Corp.
6.000%, 1/15/29§	25,000	25,250
Energy Transfer LP
4.750%, 1/15/26	50,000	51,947
EQM Midstream Partners LP
4.750%, 1/15/31§	40,000	37,400
Hess Midstream Operations LP
5.125%, 6/15/28§	30,000	30,075
4.250%, 2/15/30§	40,000	37,662
Hilcorp Energy I LP
6.250%, 11/1/28§	25,000	25,188
5.750%, 2/1/29§	15,000	15,009
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	62,477
MEG Energy Corp.
7.125%, 2/1/27§	30,000	31,350
5.875%, 2/1/29§	5,000	5,055
NGL Energy Operating LLC
7.500%, 2/1/26§	40,000	39,100
NuStar Logistics LP
6.375%, 10/1/30	25,000	25,240
Occidental Petroleum Corp.
6.625%, 9/1/30(x)	20,000	22,950
6.125%, 1/1/31	25,000	28,094
6.450%, 9/15/36	15,000	17,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Parkland Corp.
4.500%, 10/1/29§	$25,000	$23,085
Pioneer Natural Resources Co.
1.900%, 8/15/30	60,000	53,118
Rattler Midstream LP
5.625%, 7/15/25§	10,000	10,100
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	50,000	52,957
Southwestern Energy Co.
5.375%, 2/1/29	20,000	20,250
4.750%, 2/1/32	25,000	24,937
Sunoco LP
6.000%, 4/15/27	15,000	15,262
4.500%, 5/15/29	10,000	9,410
TotalEnergies Capital International SA
3.386%, 6/29/60	55,000	50,812
Western Midstream Operating LP
3.600%, 2/1/25(e)	20,000	19,821
Williams Cos., Inc. (The)
3.500%, 10/15/51	30,000	26,281

		860,125

Total Energy		1,014,338

Financials (2.4%)
Banks (0.8%)
Bank of America Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	100,000	85,685
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	60,000	59,379
Citigroup, Inc.
(SOFR + 1.35%), 3.057%, 1/25/33(k)	90,000	84,401
JPMorgan Chase & Co.
(SOFR + 1.26%), 2.963%, 1/25/33(k)	115,000	108,474
Santander Holdings USA, Inc.
3.400%, 1/18/23	105,000	105,652
(SOFR + 1.25%), 2.490%, 1/6/28(k)	60,000	55,881
Wells Fargo & Co.
4.650%, 11/4/44	50,000	53,052
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36(k)	60,000	53,069

		605,593

Capital Markets (0.4%)
Ares Capital Corp.
2.150%, 7/15/26	65,000	58,831
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.009%, 9/10/27(k)	115,000	113,537
Morgan Stanley
(SOFR + 1.36%), 2.484%, 9/16/36(k)	110,000	94,285

		266,653

Consumer Finance (0.6%)
American Express Co.
3.400%, 2/22/24	55,000	55,723
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	100,000	94,089
Discover Financial Services
4.100%, 2/9/27	70,000	71,406
General Motors Financial Co., Inc.
2.400%, 10/15/28	60,000	53,739
Navient Corp.
5.000%, 3/15/27	15,000	14,314
OneMain Finance Corp.
6.625%, 1/15/28	30,000	31,313
5.375%, 11/15/29	15,000	14,549
Synchrony Financial
2.875%, 10/28/31(x)	120,000	105,922

		441,055

Insurance (0.5%)
Acrisure LLC
4.250%, 2/15/29§	15,000	13,612
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	19,800
AmWINS Group, Inc.
4.875%, 6/30/29§	45,000	42,975
Athene Global Funding
(SOFR + 0.56%),
0.675%, 8/19/24(k)§	115,000	112,078
GTCR AP Finance, Inc.
8.000%, 5/15/27§	25,000	25,291
NFP Corp.
6.875%, 8/15/28§	20,000	18,925
Prudential Financial, Inc.
3.905%, 12/7/47	50,000	49,693
Willis North America, Inc.
4.500%, 9/15/28	55,000	57,008

		339,382

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
5.750%, 11/15/31§	50,000	47,686
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	45,000	38,475

		86,161

Total Financials		1,738,844

Health Care (1.6%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	100,000	105,170

Health Care Equipment & Supplies (0.1%)
Mozart Debt Merger Sub, Inc.
5.250%, 10/1/29§	45,000	41,963
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	24,000	24,660

		66,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Providers & Services (1.1%)
Anthem, Inc.
2.375%, 1/15/25	$60,000	$58,956
Centene Corp.
3.000%, 10/15/30	15,000	13,801
2.500%, 3/1/31	85,000	75,225
Cigna Corp.
4.900%, 12/15/48	90,000	100,202
Community Health Systems, Inc.
6.000%, 1/15/29§	30,000	30,300
6.875%, 4/15/29§	30,000	29,475
CVS Health Corp.
5.050%, 3/25/48	70,000	79,536
HCA, Inc.
4.125%, 6/15/29	55,000	56,092
Legacy LifePoint Health LLC
6.750%, 4/15/25§	10,000	10,325
4.375%, 2/15/27§	25,000	24,188
ModivCare Escrow Issuer, Inc.
5.000%, 10/1/29§	35,000	32,463
Option Care Health, Inc.
4.375%, 10/31/29§	35,000	32,944
Owens & Minor, Inc.
6.625%, 4/1/30§	30,000	30,870
Radiology Partners, Inc.
9.250%, 2/1/28§	30,000	29,850
RP Escrow Issuer LLC
5.250%, 12/15/25§	45,000	43,875
Select Medical Corp.
6.250%, 8/15/26§	80,000	82,424
Tenet Healthcare Corp.
6.125%, 10/1/28§	40,000	40,508

		771,034

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24	115,000	110,432

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc.
6.125%, 2/1/27§	20,000	20,075
6.250%, 2/15/29§	20,000	16,514
Endo Luxembourg Finance Co. I Sarl
6.125%, 4/1/29§	20,000	18,250
Royalty Pharma plc
3.300%, 9/2/40	60,000	50,597

		105,436

Total Health Care		1,158,695

Industrials (1.1%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
2.950%, 2/1/30	60,000	55,598
Raytheon Technologies Corp.
3.030%, 3/15/52	55,000	48,063
TransDigm, Inc.
6.250%, 3/15/26§	55,000	56,483
5.500%, 11/15/27	25,000	24,810

		184,954

Air Freight & Logistics (0.0%)
FedEx Corp.
4.750%, 11/15/45	25,000	26,549

Airlines (0.1%)
American Airlines, Inc.
5.750%, 4/20/29§	40,000	39,800
United Airlines, Inc.
4.625%, 4/15/29§	20,000	19,050

		58,850

Building Products (0.1%)
Griffon Corp.
5.750%, 3/1/28	20,000	19,148
Owens Corning
4.400%, 1/30/48	50,000	49,821

		68,969

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	20,000	20,189
9.750%, 7/15/27§	35,000	36,060
Garda World Security Corp.
6.000%, 6/1/29§	35,000	31,534
Madison IAQ LLC
4.125%, 6/30/28§	25,000	23,063
5.875%, 6/30/29§	20,000	17,950
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	30,000	30,150

		158,946

Construction & Engineering (0.2%)
Pike Corp.
5.500%, 9/1/28§	65,000	60,856
Quanta Services, Inc.
2.350%, 1/15/32	60,000	52,093

		112,949

Road & Rail (0.2%)
CSX Corp.
3.800%, 11/1/46	55,000	55,128
First Student Bidco, Inc.
4.000%, 7/31/29§	25,000	23,250
NESCO Holdings II, Inc.
5.500%, 4/15/29§	5,000	4,906
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	55,000	56,501
Uber Technologies, Inc.
7.500%, 9/15/27§	20,000	21,275
4.500%, 8/15/29§	20,000	18,737

		179,797

Trading Companies & Distributors (0.1%)
Air Lease Corp.
1.875%, 8/15/26	65,000	58,739

Total Industrials		849,753

Information Technology (0.8%)
Communications Equipment (0.0%)
Avaya, Inc.
6.125%, 9/15/28§	20,000	19,705
CommScope, Inc.
4.750%, 9/1/29§	25,000	23,063

		42,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
IT Services (0.2%)
Arches Buyer, Inc.
4.250%, 6/1/28§	$30,000	$27,900
Western Union Co. (The)
2.750%, 3/15/31	120,000	109,038

		136,938

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom, Inc.
3.500%, 2/15/41§	120,000	106,066
NXP BV
3.875%, 6/18/26§	110,000	110,536
Qorvo, Inc.
1.750%, 12/15/24§	20,000	19,078

		235,680

Software (0.2%)
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	45,000	42,300
Minerva Merger Sub, Inc.
6.500%, 2/15/30§	45,000	43,711
Oracle Corp.
3.600%, 4/1/50	65,000	53,958

		139,969

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc.
1.875%, 6/22/25	55,000	52,641

Total Information Technology		607,996

Materials (0.5%)
Chemicals (0.2%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	35,000	32,548
CVR Partners LP
6.125%, 6/15/28§	20,000	20,000
EverArc Escrow Sarl
5.000%, 10/30/29§	45,000	40,950
WR Grace Holdings LLC
5.625%, 8/15/29§	40,000	37,404

		130,902

Containers & Packaging (0.1%)
Packaging Corp. of America
3.000%, 12/15/29	55,000	53,073
WRKCo., Inc.
3.750%, 3/15/25	55,000	55,674

		108,747

Metals & Mining (0.1%)
Arconic Corp.
6.125%, 2/15/28(x)§	35,000	35,007
Glencore Funding LLC
1.625%, 4/27/26§	35,000	32,283
3.375%, 9/23/51§	25,000	21,035
SunCoke Energy, Inc.
4.875%, 6/30/29§	25,000	23,519

		111,844

Paper & Forest Products (0.1%)
Glatfelter Corp.
4.750%, 11/15/29§	45,000	38,419

Total Materials		389,912

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	65,000	54,638
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	50,000	49,780
Invitation Homes Operating Partnership LP (REIT)
2.700%, 1/15/34	60,000	52,450
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	15,000	13,834
Park Intermediate Holdings LLC (REIT)
4.875%, 5/15/29§	25,000	23,378
Welltower, Inc. (REIT)
2.050%, 1/15/29	60,000	54,621
XHR LP (REIT)
4.875%, 6/1/29§	45,000	43,749

		292,450

Real Estate Management & Development (0.1%)
Realogy Group LLC
5.750%, 1/15/29§	20,000	18,862
5.250%, 4/15/30§	40,000	36,874

		55,736

Total Real Estate		348,186

Utilities (0.8%)
Electric Utilities (0.5%)
Duke Energy Carolinas LLC
3.550%, 3/15/52	15,000	14,844
Exelon Corp.
4.100%, 3/15/52§	15,000	15,230
Monongahela Power Co.
5.400%, 12/15/43§	60,000	68,725
NRG Energy, Inc.
3.625%, 2/15/31§	40,000	35,100
Pacific Gas and Electric Co.
1.367%, 3/10/23	60,000	58,922
2.500%, 2/1/31	60,000	51,285
PG&E Corp.
5.000%, 7/1/28(x)	40,000	38,558
Southern Co. (The)
Series 21-A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)(x)	60,000	54,945

		337,609

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	55,000	55,202
Ferrellgas LP
5.375%, 4/1/26§	15,000	14,100
Suburban Propane Partners LP
5.000%, 6/1/31§	70,000	65,800
Superior Plus LP
4.500%, 3/15/29§	35,000	32,725

		167,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.
5.125%, 3/15/28§	$25,000	$23,781
4.625%, 2/1/29§	10,000	9,263

		33,044

Water Utilities (0.1%)
Essential Utilities, Inc.
2.704%, 4/15/30	60,000	56,107

Total Utilities		594,587

Total Corporate Bonds		9,455,002

Mortgage-Backed Securities (4.6%)
FHLMC UMBS
2.000%, 9/1/51	263,592	246,646
2.000%, 11/1/51	342,693	318,734
FNMA
3.500%, 4/1/30	400,000	420,323
2.460%, 4/1/32	115,960	115,996
FNMA UMBS
3.000%, 4/1/37	144,211	144,376
3.000%, 10/1/46	418,317	415,266
3.000%, 2/1/47	147,129	145,964
3.000%, 12/1/48	162,381	161,196
4.000%, 5/1/49	238,531	245,395
2.500%, 2/1/51	148,987	142,672
2.500%, 5/1/51	151,595	145,110
2.500%, 11/1/51	369,140	354,127
2.500%, 1/1/52	199,023	190,307
GNMA
2.500%, 10/20/51	268,219	260,033
2.500%, 11/20/51	113,118	109,666

Total Mortgage-Backed Securities		3,415,811

U.S. Treasury Obligations (9.0%)
U.S. Treasury Bonds
2.250%, 5/15/41	260,000	245,858
2.375%, 2/15/42(x)	340,000	328,153
1.250%, 5/15/50	1,810,000	1,353,541
2.250%, 2/15/52	440,000	421,713
U.S. Treasury Notes
0.125%, 3/31/23	410,000	403,629
0.125%, 4/30/23	450,000	442,034
0.125%, 7/31/23	380,000	370,548
2.250%, 3/31/24	550,000	549,592
1.750%, 3/15/25	600,000	587,906
0.375%, 11/30/25	340,000	314,673
2.500%, 3/31/27	660,000	662,321
1.250%, 3/31/28	160,000	149,409
2.375%, 3/31/29	540,000	538,903
1.875%, 2/15/32	280,000	268,844

Total U.S. Treasury Obligations		6,637,124

Total Long-Term Debt Securities (36.5%) (Cost $28,556,586)		26,943,233

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Interactive Media & Services (2.4%)
Alphabet, Inc., Class A*	423	1,176,511
Meta Platforms, Inc., Class A*	2,619	582,361

		1,758,872

Media (0.6%)
Comcast Corp., Class A	9,105	426,296

Total Communication Services		2,185,168

Consumer Discretionary (2.5%)
Hotels, Restaurants & Leisure (0.4%)
McDonald’s Corp.	1,333	329,624

Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	291	948,645

Multiline Retail (0.5%)
Dollar General Corp.	1,582	352,201

Specialty Retail (0.3%)
Ross Stores, Inc.	2,561	231,668

Total Consumer Discretionary		1,862,138

Consumer Staples (1.9%)
Beverages (0.6%)
Constellation Brands, Inc., Class A	1,928	444,057

Food & Staples Retailing (0.3%)
Sysco Corp.	2,859	233,437

Household Products (0.6%)
Procter & Gamble Co. (The)	2,730	417,144

Tobacco (0.4%)
Philip Morris International, Inc.	3,255	305,775

Total Consumer Staples		1,400,413

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Exxon Mobil Corp.	5,307	438,305
Pioneer Natural Resources Co.	1,324	331,040

		769,345

Total Energy		769,345

Financials (3.5%)
Banks (1.2%)
Bank of America Corp.	12,001	494,682
Truist Financial Corp.	6,576	372,859

		867,541

Capital Markets (1.0%)
Charles Schwab Corp. (The)	5,128	432,342
Intercontinental Exchange, Inc.	2,347	310,085

		742,427

Consumer Finance (0.6%)
American Express Co.	2,399	448,613

Insurance (0.7%)
Aflac, Inc.	4,824	310,617
Markel Corp.*	164	241,940

		552,557

Total Financials		2,611,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (4.0%)
Biotechnology (0.4%)
BioMarin Pharmaceutical, Inc.*	2,063	$159,057
Vertex Pharmaceuticals, Inc.*	454	118,481

		277,538

Health Care Equipment & Supplies (1.1%)
Alcon, Inc.(x)	3,749	297,408
Boston Scientific Corp.*	12,385	548,532

		845,940

Health Care Providers & Services (1.4%)
Anthem, Inc.	907	445,537
UnitedHealth Group, Inc.	1,221	622,673

		1,068,210

Pharmaceuticals (1.1%)
AstraZeneca plc (ADR)	7,570	502,194
Roche Holding AG (ADR)	2,147	106,083
Zoetis, Inc.	912	171,994

		780,271

Total Health Care		2,971,959

Industrials (2.2%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	2,127	407,321

Electrical Equipment (0.8%)
AMETEK, Inc.	1,658	220,812
nVent Electric plc	10,105	351,452

		572,264

Machinery (0.4%)
Fortive Corp.	4,595	279,973

Trading Companies & Distributors (0.5%)
Herc Holdings, Inc.	2,047	342,033

Total Industrials		1,601,591

Information Technology (7.0%)
Communications Equipment (0.5%)
Motorola Solutions, Inc.	1,466	355,065

Electronic Equipment, Instruments & Components (0.3%)
Corning, Inc.	6,092	224,856

IT Services (1.2%)
Fidelity National Information Services, Inc.	3,264	327,771
PayPal Holdings, Inc.*	2,475	286,234
Visa, Inc., Class A	1,418	314,470

		928,475

Semiconductors & Semiconductor Equipment (0.7%)
Analog Devices, Inc.	1,513	249,917
Lam Research Corp.	490	263,429

		513,346

Software (2.9%)
Adobe, Inc.*	683	311,189
Microsoft Corp.	5,059	1,559,740
Splunk, Inc.*	1,671	248,327

		2,119,256

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	5,751	1,004,182

Total Information Technology		5,145,180

Materials (0.7%)
Chemicals (0.7%)
DuPont de Nemours, Inc.	3,985	293,216
International Flavors & Fragrances, Inc.	1,733	227,595

		520,811

Total Materials		520,811

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	1,201	301,715

Total Real Estate		301,715

Total Common Stocks(26.2%) (Cost $12,256,402)		19,369,458

INVESTMENT COMPANIES:
Fixed Income (5.9%)
DoubleLine Floating Rate Fund , Class I‡	251,011	2,364,526
DoubleLine Global Bond Fund , Class I‡	212,563	1,968,331

Total Investment Companies (5.9%) (Cost $4,602,239)		4,332,857

SHORT-TERM INVESTMENTS:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,210,898	1,211,141

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $540,431, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $551,236.(xx)	$540,428	540,428
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $35,891, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23- 8/15/48; total market value $39,685.(xx)	35,888	35,888

Total Repurchase Agreements		576,316

U.S. Treasury Obligations (27.0%)
U.S. Treasury Bills
0.15%, 4/21/22(p)	1,500,000	1,499,873
0.46%, 6/16/22(p)	2,500,000	2,497,565

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
0.65%, 7/14/22(p)	$1,000,000	$998,108
0.94%, 9/8/22(p)	1,400,000	1,394,160
1.20%, 12/1/22(p)	2,000,000	1,983,740
1.27%, 12/29/22(p)	6,700,000	6,636,146
1.42%, 1/26/23(p)	500,000	494,146
1.49%, 2/23/23(p)(x)	4,500,000	4,439,649

Total U.S. Treasury Obligations		19,943,387

Total Short-Term Investments (29.5%) (Cost $21,820,906)		21,730,844

Total Investments in Securities (98.1%) (Cost $67,236,133)		72,376,392
Other Assets Less Liabilities (1.9%)		1,437,019

Net Assets (100%)		$73,813,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $6,500,506 or 8.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $4,888,026. This was collateralized by $4,412,727 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/15/22 - 8/15/51 and by cash of $576,316 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	251,011	2,394,647	—	—	—	(30,121)	2,364,526	20,348	—
DoubleLine Global Bond Fund, Class I	212,563	2,091,618	—	—	—	(123,287)	1,968,331	—	—

Total		4,486,265	—	—	—	(153,408)	4,332,857	20,348	—

OTC Total return swap contracts outstanding as of March 31, 2022 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	4/11/2022	USD 20,100,000	491,531

							491,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,608,576	$—	$2,608,576
Collateralized Mortgage Obligations	—	4,799,706	—	4,799,706
Commercial Mortgage-Backed Security	—	27,014	—	27,014
Common Stocks
Communication Services	2,185,168	—	—	2,185,168
Consumer Discretionary	1,862,138	—	—	1,862,138
Consumer Staples	1,400,413	—	—	1,400,413
Energy	769,345	—	—	769,345
Financials	2,611,138	—	—	2,611,138
Health Care	2,971,959	—	—	2,971,959
Industrials	1,601,591	—	—	1,601,591
Information Technology	5,145,180	—	—	5,145,180
Materials	520,811	—	—	520,811
Real Estate	301,715	—	—	301,715
Corporate Bonds
Communication Services	—	941,428	—	941,428
Consumer Discretionary	—	1,199,846	—	1,199,846
Consumer Staples	—	611,417	—	611,417
Energy	—	1,014,338	—	1,014,338
Financials	—	1,738,844	—	1,738,844
Health Care	—	1,158,695	—	1,158,695
Industrials	—	849,753	—	849,753
Information Technology	—	607,996	—	607,996
Materials	—	389,912	—	389,912
Real Estate	—	348,186	—	348,186
Utilities	—	594,587	—	594,587
Investment Companies	4,332,857	—	—	4,332,857
Mortgage-Backed Securities	—	3,415,811	—	3,415,811
Short-Term Investments
Investment Company	1,211,141	—	—	1,211,141
Repurchase Agreements	—	576,316	—	576,316
U.S. Treasury Obligations	—	19,943,387	—	19,943,387
Total Return Swaps	—	491,531	—	491,531
U.S. Treasury Obligations	—	6,637,124	—	6,637,124

Total Assets	$24,913,456	$47,954,467	$—	$72,867,923

Total Liabilities	$—	$—	$—	$—

Total	$24,913,456	$47,954,467	$—	$72,867,923

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,708,359
Aggregate gross unrealized depreciation	(2,301,016)

Net unrealized appreciation	$5,407,343

Federal income tax cost of investments in securities and derivative instruments, if applicable	$67,460,580

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (16.6%)
AASET US Ltd.,
Series 2018-1A A
3.844%, 1/16/38§	$583,634	$402,709
ABFC Trust,
Series 2007-WMC1 A1A
1.707%, 6/25/37(l)	2,848,449	2,285,573
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D
0.977%, 10/25/36(l)	2,414,147	1,036,620
AIMCO CLO,
Series 2018-AA D
2.791%, 4/17/31(l)§	500,000	478,101
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	1,250,000	1,156,984
Series 2021-1A B
2.482%, 8/15/46§	1,000,000	925,613
American Airlines Pass-Through Trust,
Series 2015-1 B
3.700%, 5/1/23	2,268,279	2,218,610
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1
1.957%, 1/25/33(l)	1,983,142	1,859,163
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§	3,400,000	3,119,043
Apidos CLO XII,
Series 2013-12A DR
2.841%, 4/15/31(l)§	500,000	468,120
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C
2.391%, 10/17/30(l)§	500,000	488,864
Atrium IX,
Series 9A DR
4.108%, 5/28/30(l)§	500,000	500,106
Babson CLO Ltd.,
Series 2015-IA DR
2.854%, 1/20/31(l)§	500,000	477,204
Bain Capital Credit CLO Ltd.,
Series 2017-2A DR2
3.358%, 7/25/34(l)§	1,000,000	987,862
Series 2020-5A D
3.804%, 1/20/32(l)§	1,000,000	1,000,034
Barings CLO Ltd.,
Series 2015-2A DR
3.204%, 10/20/30(l)§	500,000	490,472
Series 2017-1A D
3.841%, 7/18/29(l)§	500,000	500,065
Series 2019-1A DR
3.891%, 4/15/36(l)§	500,000	493,040
Series 2019-2A CR
3.641%, 4/15/36(l)§	500,000	497,875
Series 2020-1A DR
3.441%, 10/15/36(l)§	1,000,000	990,432
Blackbird Capital Aircraft,
Series 2021-1A B
3.446%, 7/15/46§	1,924,107	1,596,915
Canyon Capital CLO Ltd.,
Series 2014-1A CR
3.049%, 1/30/31(l)§	500,000	475,675
Series 2017-1A DR
3.241%, 7/15/30(l)§	500,000	489,346
Series 2021-1A D
3.341%, 4/15/34(l)§	500,000	489,538
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRR
3.554%, 7/20/34(l)§	1,000,000	987,298
Carlyle US CLO Ltd.,
Series 2021-1A D
6.241%, 4/15/34(l)§	500,000	474,806
Castlelake Aircraft Structured Trust,
Series 2019-1A A
3.967%, 4/15/39§	329,074	298,063
Series 2021-1A B
6.656%, 1/15/46§	1,472,015	1,215,255
Cathedral Lake VIII Ltd.,
Series 2021-8A C
2.724%, 1/20/35(l)§	500,000	482,117
Series 2021-8A D1
3.524%, 1/20/35(l)§	1,000,000	958,669
CHCP Ltd.,
Series 2021-FL1 C
2.264%, 2/15/38(l)§	550,000	546,785
CIFC Funding Ltd.,
Series 2015-4A CR2
3.254%, 4/20/34(l)§	1,000,000	978,020
Series 2017-1A D
3.755%, 4/23/29(l)§	1,000,000	994,759
CLI Funding VIII LLC,
Series 2021-1A A
1.640%, 2/18/46§	891,881	811,225
Cook Park CLO Ltd.,
Series 2018-1A C
1.991%, 4/17/30(l)§	1,000,000	980,368
Series 2018-1A D
2.841%, 4/17/30(l)§	500,000	483,266
Crown Point CLO IV Ltd.,
Series 2018-4A C
2.154%, 4/20/31(l)§	500,000	485,642
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	500,000	463,119
Series 2021-1A B
2.650%, 2/27/51§	1,500,000	1,413,158
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
3.606%, 8/15/31(l)§	500,000	495,422
Dryden 41 Senior Loan Fund,
Series 2015-41A DR
2.839%, 4/15/31(l)§	500,000	476,539
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3
3.504%, 4/20/34(l)§	500,000	492,955
Dryden 57 CLO Ltd.,
Series 2018-57A D
3.056%, 5/15/31(l)§	500,000	477,491
Dryden 87 CLO Ltd.,
Series 2021-87A D
3.430%, 5/20/34(l)§	500,000	489,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Elevation CLO Ltd.,
Series 2013-1A BR2
3.756%, 8/15/32(l)§	$1,250,000	$1,197,470
Fremont Home Loan Trust,
Series 2006-D 1A1
0.597%, 11/25/36(l)	5,308,808	3,471,388
Galaxy XVIII CLO Ltd.,
Series 2018-28A D
3.241%, 7/15/31(l)§	500,000	483,460
Generate CLO 2 Ltd.,
Series 2A CR
2.109%, 1/22/31(l)§	500,000	493,943
Gilbert Park CLO Ltd.,
Series 2017-1A D
3.191%, 10/15/30(l)§	500,000	493,704
Goldentree Loan Management US CLO 3 Ltd.,
Series 2018-3A D
3.104%, 4/20/30(l)§	1,500,000	1,455,122
Goodgreen Trust,
Series 2020-1A A
2.630%, 4/15/55§	384,835	362,113
Invitation Homes Trust,
Series 2018-SFR1 C
1.691%, 3/17/37(l)§	739,894	735,516
ITE Rail Fund Levered LP,
Series 2021-3A A
2.210%, 6/28/51§	482,385	448,872
Jersey Mike’s Funding,
Series 2019-1A A2
4.433%, 2/15/50§	997,500	980,893
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	407,700	371,317
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A
4.250%, 12/15/38§	734,578	668,721
LCM 28 Ltd.,
Series 28A D
3.204%, 10/20/30(l)§	500,000	477,767
LCM XXI LP,
Series 21A DR
3.054%, 4/20/28(l)§	500,000	496,054
Long Point Park CLO Ltd.,
Series 2017-1A C
2.641%, 1/17/30(l)§	500,000	475,439
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	1,053,679	977,977
Madison Park Funding LII Ltd.,
Series 2021-52A D
3.243%, 1/22/35(l)§	500,000	493,297
Madison Park Funding XI Ltd.,
Series 2013-11A DR
3.509%, 7/23/29(l)§	500,000	497,849
Madison Park Funding XIV Ltd.,
Series 2014-14A DRR
3.209%, 10/22/30(l)§	500,000	491,279
Madison Park Funding XX Ltd.,
Series 2016-20A DR
3.268%, 7/27/30(l)§	900,000	874,757
Magnetite XXIII Ltd.,
Series 2019-23A DR
3.171%, 1/25/35(l)§	500,000	490,550
Magnetite XXXI Ltd.,
Series 2021-31A E
6.241%, 7/15/34(l)§	500,000	488,131
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C
0.757%, 7/25/37(l)	5,431,600	1,514,938
MidOcean Credit CLO III,
Series 2014-3A BR
2.055%, 4/21/31(l)§	1,000,000	975,095
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	206,748	205,399
Series 2018-2GS A
4.200%, 2/22/44§	330,233	328,264
Series 2019-2A B
3.280%, 9/20/40§	307,503	299,309
Nassau Ltd.,
Series 2018-IA A
1.391%, 7/15/31(l)§	500,000	493,147
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	1,368,125	1,280,477
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	4,962,500	4,653,717
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A DR
3.104%, 7/20/31(l)§	1,000,000	978,693
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	400,916	396,281
Octagon 53 Ltd.,
Series 2021-1A E
6.741%, 4/15/34(l)§	1,000,000	955,586
Octagon Investment Partners 31 LLC,
Series 2017-1A DR
3.654%, 7/20/30(l)§	500,000	489,993
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
2.754%, 1/20/30(l)§	500,000	468,690
OHA Credit Funding 1 Ltd.,
Series 2018-1A D
3.304%, 10/20/30(l)§	500,000	491,876
OHA Credit Funding 5 Ltd.,
Series 2020-5A E
6.491%, 4/18/33(l)§	1,000,000	968,963
Option One Mortgage Loan Trust,
Series 2006-1 M2
1.027%, 1/25/36(l)	3,164,000	2,854,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Ownit Mortgage Loan Trust,
Series 2006-3 M1
0.952%, 3/25/37(l)	$2,287,653	$2,425,617
Primose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	977,500	954,511
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	400,402	361,448
Sound Point CLO XXIV,
Series 2019-3A DR
3.758%, 10/25/34(l)§	500,000	495,638
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR
3.604%, 7/20/34(l)§	500,000	494,640
Sound Point CLO XXXII Ltd.,
Series 2021-4A D
3.518%, 10/25/34(l)§	500,000	496,367
Sunnova Helios II Issuer LLC,
Series 2021-A A
1.800%, 2/20/48§	673,316	623,680
Series 2021-B B
2.010%, 7/20/48§	608,986	559,559
Sunnova Sol II Issuer LLC,
Series 2020-2A A
2.730%, 11/1/55§	729,404	683,721
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	470,195	461,430
TAL Advantage VII LLC,
Series 2020-1A A
2.050%, 9/20/45§	337,000	318,821
Textainer Marine Containers VIII Ltd.,
Series 2020-2A A
2.100%, 9/20/45§	428,847	402,767
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
3.141%, 1/15/31(l)§	500,000	457,448
Series 2014-2A ER
5.991%, 1/15/31(l)§	500,000	448,453
Series 2017-3A DR
4.091%, 4/15/35(l)§	1,000,000	984,226
Series 2018-1A B
1.891%, 7/15/30(l)§	2,000,000	1,985,656
Series 2018-1A D
3.141%, 7/15/30(l)§	500,000	482,441
Series 2018-1A E
5.741%, 7/15/30(l)§	500,000	463,673
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
4.212%, 5/17/32(e)§	566,800	505,287
Triton Container Finance VIII LLC,
Series 2020-1A A
2.110%, 9/20/45§	436,250	400,722
Series 2021-1A A
1.860%, 3/20/46§	915,000	823,295
TRP-TRIP Rail Master Funding LLC,
Series 2021-2 A
2.150%, 6/19/51§	487,123	450,722
United Airlines Pass-Through Trust,
Series 2016-1 B
3.650%, 1/7/26	410,880	384,185
Upland CLO Ltd.,
Series 2016-1A CR
3.154%, 4/20/31(l)§	1,000,000	951,066
Vantage Data Centers LLC,
Series 2020-2A A2
1.992%, 9/15/45§	250,000	225,685
Venture XVIII CLO Ltd.,
Series 2014-18A BR
1.891%, 10/15/29(l)§	500,000	496,236
VERDE CLO Ltd.,
Series 2019-1A DR
3.491%, 4/15/32(l)§	1,000,000	984,766
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	941,856	946,425
Voya CLO Ltd.,
Series 2014-4A DR
6.188%, 7/14/31(l)§	1,000,000	873,751
Series 2017-3A CR
3.404%, 4/20/34(l)§	1,500,000	1,459,983
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	858,586	757,650
Wind River CLO Ltd.,
Series 2014-3A DR2
3.659%, 10/22/31(l)§	1,500,000	1,460,677
Series 2015-2A ER
5.789%, 10/15/27(l)§	500,000	500,000
York CLO 1 Ltd.,
Series 2014-1A CRR
2.359%, 10/22/29(l)§	1,000,000	999,993

Total Asset-Backed Securities		97,033,195

Collateralized Mortgage Obligations (10.9%)
Ajax Mortgage Loan Trust,
Series 2020-D A
2.250%, 6/25/60(e)§	773,115	747,368
Alternative Loan Trust,
Series 2005-69 A1
1.141%, 12/25/35(l)	1,263,215	1,215,769
Series 2006-19CB A15
6.000%, 8/25/36	186,973	138,773
Series 2006-6CB 2A10
6.000%, 5/25/36	1,703,646	929,630
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	237,627	226,482
Series 2007-5 3A1
6.000%, 7/25/37	1,990,844	1,869,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	$2,396,173	$2,165,960
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	1,948,128	1,276,917
Series 2006-J4 A5
6.250%, 9/25/36	325,181	169,238
Series 2007-14 A18
6.000%, 9/25/37	1,575,025	1,072,545
Series 2007-HY1 1A1
2.873%, 4/25/37(l)	204,367	197,025
Series 2007-HY1 2A1
3.392%, 3/25/37(l)	78,085	77,594
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
2.550%, 3/25/36(l)	157,809	151,518
Series 2006-AR7 2A3A
2.642%, 11/25/36(l)	361,396	342,502
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	1,269,127	1,224,831
Countrywide Asset-Backed Certificates,
Series 2006-IM1 A2
0.937%, 4/25/36(l)	899,576	819,964
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	5,261,402	1,566,360
FHLMC,
Series 379 C1
1.500%, 1/25/51IO	3,468,246	335,316
Series 3998 AZ
4.000%, 2/15/42	1,466,390	1,495,399
Series 4050 ND
2.500%, 9/15/41	338,637	336,153
Series 4076 QD
2.500%, 11/15/41	260,170	256,723
Series 4471 GA
3.000%, 2/15/44	274,806	269,138
Series 4483 CA
3.000%, 6/15/44	133,321	130,973
Series 4745 EC
3.000%, 12/15/44	228,601	223,273
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	958,011	937,596
FMC GMSR Issuer Trust,
Series 2020-GT1 A
4.450%, 1/25/26(l)§	2,000,000	1,929,695
FNMA,
Series 2013-18 CD
1.500%, 10/25/27	305,288	302,196
Series 2013-54 NP
2.500%, 3/25/43	577,406	561,128
Series 2015-42 CA
3.000%, 3/25/44	384,064	376,321
Series 2017-46 ZL
3.500%, 6/25/57	3,315,273	3,393,418
Series 2018-44 PZ
3.500%, 6/25/48	2,000,880	2,038,044
Series 2021-48 NS
3.551%, 8/25/51IO(l)	2,311,561	195,396
Series 2022-17 ZG
2.500%, 1/25/52	3,000,000	2,472,818
GNMA,
Series 2020-115 IG
2.500%, 8/20/50IO	2,263,962	312,018
Series 2020-175 GI
2.000%, 11/20/50IO	2,207,157	235,923
Series 2020-188 IO
2.000%, 12/20/50IO	3,076,671	322,399
Series 2021-117 ID
3.500%, 6/20/51IO	2,041,198	230,593
Series 2021-140 IH
2.500%, 8/20/51IO	2,155,456	312,489
Series 2021-176 SD
2.650%, 9/20/51IO(l)	5,226,387	176,272
Series 2021-98 IG
3.000%, 6/20/51IO	2,368,920	352,362
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
0.697%, 4/25/47(l)	2,744,857	2,633,271
HomeBanc Mortgage Trust,
Series 2005-4 M4
1.432%, 10/25/35(l)	7,066,300	6,376,635
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1
3.446%, 1/25/57(l)§	1,500,000	1,365,089
PRPM LLC,
Series 2021-10 A1
2.487%, 10/25/26(e)§	1,845,266	1,770,022
Series 2021-2 A2
3.770%, 3/25/26(l)§	3,100,000	2,946,993
RALI Trust,
Series 2006-QS17 A7
6.000%, 12/25/36	1,663,724	1,539,918
Series 2007-QS8 A10
6.000%, 6/25/37	1,077,341	1,004,698
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,617,301	941,457
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	150,400	142,419
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV
3.000%, 11/25/57(l)	2,195,719	2,179,761
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
1.337%, 10/25/35(l)	1,218,963	1,183,636
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	151,495	146,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Towd Point Mortgage Trust,
Series 2019-1 M1
3.658%, 3/25/58(l)§	$2,500,000	$2,456,670
Verus Securitization Trust,
Series 2019-3 M1
3.139%, 7/25/59(l)§	3,000,000	2,997,581
Series 2020-4 M1
3.291%, 5/25/65(l)§	1,200,000	1,169,068
Series 2020-NPL1 A1
3.598%, 8/25/50(e)§	136,689	136,737
Series 2021-3 M1
2.397%, 6/25/66(l)§	2,500,000	2,281,514
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	163,035	156,550
Series 2007-PA6 A1
2.774%, 12/28/37(l)	1,262,295	1,231,104

Total Collateralized Mortgage Obligations		64,047,485

Commercial Mortgage-Backed Securities (8.2%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.606%, 8/14/34(l)§	516,000	494,187
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C
4.357%, 9/15/48(l)	886,000	836,642
BANK,
Series 2017-BNK5 B
3.896%, 6/15/60(l)	557,000	554,426
Series 2017-BNK5 C
4.237%, 6/15/60(l)	600,000	586,519
Series 2021-BN37 C
3.109%, 11/15/64(l)	412,000	378,220
Series 2022-BNK39 AS
3.181%, 2/15/55	698,000	671,059
Series 2022-BNK39 E
2.500%, 2/15/55§	174,000	130,100
BBCMS Mortgage Trust,
Series 2018-TALL F
3.632%, 3/15/37(l)§	550,000	467,458
Series 2020-C6 F5TC
3.688%, 2/15/53(l)§	644,000	565,293
Series 2021-C12 XD
1.035%, 11/15/54 IO(l)§	9,899,000	822,404
Benchmark Mortgage Trust,
Series 2018-B2 C
4.197%, 2/15/51(l)	803,000	784,577
Series 2021-B23 XA
1.276%, 2/15/54 IO(l)	4,873,576	409,163
Series 2022-B32 AS
3.411%, 1/15/55(l)	650,000	636,295
BX Commercial Mortgage Trust,
Series 2021-21M H
4.407%, 10/15/36(l)§	898,000	880,699
Series 2021-VOLT F
2.797%, 9/15/36(l)§	913,000	880,762
Series 2021-XL2 E
2.243%, 10/15/38(l)§	886,175	864,019
BX Trust,
Series 2019-OC11 D
4.075%, 12/9/41(l)§	517,000	481,325
Series 2019-OC11 E
4.075%, 12/9/41(l)§	458,000	396,923
Series 2021-VIEW C
2.747%, 6/15/23(l)§	601,000	590,982
Series 2021-VIEW D
3.297%, 6/15/23(l)§	601,000	594,116
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	469,227
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B
3.804%, 11/10/49	900,000	884,285
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	515,875
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B
4.750%, 2/10/49(l)	504,000	505,799
Series 2016-P4 XA
1.900%, 7/10/49 IO(l)	678,271	41,270
Series 2017-C4 B
4.096%, 10/12/50(l)	343,000	340,652
Series 2019-GC41 B
3.199%, 8/10/56	276,000	263,818
Series 2020-420K D
3.312%, 11/10/42(l)§	350,000	307,993
Series 2020-420K E
3.312%, 11/10/42(l)§	350,000	292,423
Series 2020-555 F
3.503%, 12/10/41(l)§	364,000	304,732
Series 2020-555 G
3.503%, 12/10/41(l)§	364,000	278,993
Series 2020-GC46 B
3.150%, 2/15/53(l)	401,000	376,782
Commercial Mortgage Trust,
Series 2013-CR10 XA
0.706%, 8/10/46 IO(l)	1,360,005	10,777
Series 2014-CR16 C
4.911%, 4/10/47(l)	900,000	892,785
Series 2015-CR25 B
4.530%, 8/10/48(l)	675,000	682,501
Series 2015-CR26 XA
0.923%, 10/10/48 IO(l)	1,130,572	29,584
Series 2015-DC1 C
4.332%, 2/10/48(l)	100,000	96,219
Series 2016-CR28 C
4.638%, 2/10/49(l)	66,000	65,075
Series 2016-DC2 XA
0.955%, 2/10/49 IO(l)	771,050	23,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2020-CX D
2.683%, 11/10/46(l)§	$900,000	$771,585
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.822%, 4/15/50 IO(l)	1,316,071	23,776
Series 2015-C4 C
4.560%, 11/15/48(l)	371,000	367,145
Series 2016-C6 B
3.924%, 1/15/49(l)	485,000	482,786
Series 2017-CX10 B
3.892%, 11/15/50(l)	825,000	791,510
Series 2018-C14 C
4.924%, 11/15/51(l)	640,000	647,891
CSMC Trust,
Series 2021-B33 B
3.645%, 10/10/43(l)§	679,000	632,090
Series 2021-B33 C
3.645%, 10/10/43(l)§	228,000	203,815
GNMA,
Series 2021-164
0.967%, 10/16/63 IO(l)	2,650,559	223,994
Series 2021-218 IO
0.961%, 10/16/61 IO(l)	2,735,954	235,084
Great Wolf Trust,
Series 2019-WOLF F
3.528%, 12/15/36(l)§	478,000	451,722
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.472%, 2/10/46 IO(l)	1,072,020	7,247
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C
1.647%, 7/15/35(l)§	272,000	263,773
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.524%, 11/10/47(l)§	197,000	137,404
Series 2015-GS1 B
4.238%, 11/10/48(l)	582,000	563,759
Series 2016-GS2 B
3.759%, 5/10/49(l)	644,000	638,173
Series 2017-GS6 B
3.869%, 5/10/50	515,000	512,193
HPLY Trust,
Series 2019-HIT F
3.547%, 11/15/36(l)§	407,624	389,344
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
0.888%, 1/15/49 IO(l)	669,451	18,556
Series 2016-JP2 B
3.460%, 8/15/49	28,000	26,696
Series 2020-LOOP E
3.861%, 12/5/38(l)§	345,000	309,971
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D
3.980%, 9/15/47(l)§	370,000	348,969
Series 2015-C27 D
3.797%, 2/15/48(l)§	347,000	298,573
Series 2015-C32 C
4.651%, 11/15/48(l)	91,000	70,314
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.756%, 7/15/50(l)	800,000	752,240
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS
3.484%, 6/15/49	800,000	777,533
Series 2016-C2 XA
1.553%, 6/15/49 IO(l)	790,883	33,857
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	382,686
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.586%, 3/10/49(l)§	72,000	70,670
Med Trust,
Series 2021-MDLN D
2.397%, 11/15/38(l)§	899,000	879,331
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2020-FL3 AS
3.266%, 7/15/35(l)§	505,000	506,275
MKT Mortgage Trust,
Series 2020-525M E
2.941%, 2/12/40(l)§	275,000	235,221
Series 2020-525M F
2.941%, 2/12/40(l)§	275,000	207,495
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	120,899
Series 2015-C20 C
4.452%, 2/15/48(l)	893,000	869,593
Series 2016-C31 B
3.880%, 11/15/49(l)	871,000	846,237
Series 2017-C33 B
4.105%, 5/15/50	753,000	756,600
Morgan Stanley Capital I,
Series 2017-HR2 C
4.222%, 12/15/50(l)	845,000	821,898
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
0.863%, 12/15/48 IO(l)	981,870	25,241
Series 2016-UB11 XA
1.495%, 8/15/49 IO(l)	852,820	38,747
Series 2019-H7 C
4.128%, 7/15/52	850,000	821,280
Series 2021-L7 XD
0.924%, 10/15/54 IO(l)§	11,180,000	802,812
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
1.902%, 10/10/48 IO(l)	571,131	29,311
SLG Office Trust,
Series 2021-OVA E
2.851%, 7/15/41§	603,000	516,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-OVA F
2.851%, 7/15/41§	$603,000	$491,207
Stack Infrastructure Issuer LLC,
Series 2019-2A A2
3.080%, 10/25/44§	500,000	500,272
Series 2020-1A A2
1.893%, 8/25/45§	500,000	476,040
TTAN,
Series 2021-MHC F
3.297%, 3/15/38(l)§	880,693	845,495
UBS Commercial Mortgage Trust,
Series 2017-C1 B
4.036%, 6/15/50	1,336,000	1,307,565
Series 2017-C2 C
4.295%, 8/15/50(l)	800,000	776,252
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	346,234
Series 2017-C7 C
4.580%, 12/15/50(l)	1,009,000	1,004,551
Series 2018-C10 C
5.086%, 5/15/51(l)	640,000	645,423
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D
4.072%, 3/10/46(l)§	499,000	388,726
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	674,137	663,770
Series 2019-1 M2
4.010%, 3/25/49(l)§	286,529	282,725
Series 2019-1 M3
4.120%, 3/25/49(l)§	248,434	242,033
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA
0.885%, 9/15/58 IO(l)	6,607,817	166,345
Series 2015-C31 C
4.601%, 11/15/48(l)	105,000	101,282
Series 2015-P2 XA
0.959%, 12/15/48 IO(l)	699,599	20,539
Series 2016-C32 C
4.716%, 1/15/59(l)	51,000	49,334
Series 2016-C35 B
3.438%, 7/15/48	533,000	517,640
Series 2016-NXS6 B
3.811%, 11/15/49	750,000	739,111
Series 2016-NXS6 XA
1.618%, 11/15/49 IO(l)	780,078	39,034
Series 2017-RC1 XA
1.474%, 1/15/60 IO(l)	906,985	51,937
Series 2019-C50 C
4.345%, 5/15/52	412,000	372,928
Series 2020-C57 XA
2.091%, 8/15/53 IO(l)	3,626,538	492,602
Series 2020-C58 B
2.704%, 7/15/53	800,000	744,577
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.014%, 8/15/47 IO(l)	2,056,262	37,136
Series 2014-C23 D
4.003%, 10/15/57(l)§	517,000	479,278

Total Commercial Mortgage-Backed Securities		48,100,293

Convertible Bond (0.0%)
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Digicel Group Holdings Ltd.
7.000%, 4/22/22 PIK(y)§	38,297	29,091

Total Communication Services		29,091

Total Convertible Bond		29,091

Corporate Bonds (23.4%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
4.300%, 2/15/30	500,000	527,975
2.750%, 6/1/31	170,000	158,629
3.500%, 9/15/53	1,059,000	934,558
3.550%, 9/15/55	177,000	155,168
Bell Canada (The)
3.650%, 8/15/52	85,000	81,191
CCO Holdings LLC
4.750%, 3/1/30§	140,000	134,071
4.750%, 2/1/32§	150,000	139,500
4.250%, 1/15/34§	145,000	125,606
Frontier Communications Holdings LLC
5.875%, 10/15/27§	50,000	49,750
5.000%, 5/1/28§	110,000	105,582
6.000%, 1/15/30§	150,000	138,375
KT Corp.
2.500%, 7/18/26(m)	600,000	582,675
Level 3 Financing, Inc.
4.625%, 9/15/27(x)§	155,000	146,746
Lumen Technologies, Inc.
5.125%, 12/15/26§	135,000	128,503
4.000%, 2/15/27§	120,000	111,900
NBN Co. Ltd.
1.450%, 5/5/26§	275,000	254,800
Sable International Finance Ltd.
5.750%, 9/7/27(m)	200,000	200,900
SingTel Group Treasury Pte. Ltd.
1.875%, 6/10/30(m)	200,000	181,038
Verizon Communications, Inc.
3.150%, 3/22/30(x)	500,000	490,304
3.875%, 3/1/52	115,000	115,794

		4,763,065

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	175,000	168,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Live Nation Entertainment, Inc.
4.750%, 10/15/27§	$195,000	$190,008
Magallanes, Inc.
3.755%, 3/15/27§	300,000	299,896

		658,779

Media (0.7%)
Cengage Learning, Inc.
9.500%, 6/15/24§	175,000	172,813
Charter Communications Operating LLC
4.908%, 7/23/25	365,000	378,282
3.500%, 3/1/42	350,000	289,153
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	220,000	219,587
Comcast Corp.
3.950%, 10/15/25	260,000	269,308
3.400%, 4/1/30	515,000	517,028
Diamond Sports Group LLC
5.375%, 8/15/26§	90,000	34,875
Directv Financing LLC
5.875%, 8/15/27§	130,000	127,790
DISH DBS Corp.
5.750%, 12/1/28§	155,000	147,250
5.125%, 6/1/29	135,000	114,635
GCI LLC
4.750%, 10/15/28§	150,000	146,625
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	210,000	251,391
McGraw-Hill Education, Inc.
5.750%, 8/1/28§	160,000	152,072
News Corp.
5.125%, 2/15/32§	90,000	90,225
Nexstar Media, Inc.
5.625%, 7/15/27§	85,000	85,956
Scripps Escrow, Inc.
5.875%, 7/15/27§	210,000	210,525
Townsquare Media, Inc.
6.875%, 2/1/26§	135,000	139,030
Univision Communications, Inc.
4.500%, 5/1/29§	155,000	146,971
VTR Finance NV
6.375%, 7/15/28(m)	200,000	195,000

		3,688,516

Wireless Telecommunication Services (0.3%)
Digicel Group Holdings Ltd.
8.000%, 4/1/25 PIK§	27,622	23,687
Telefonica Moviles Chile SA
3.537%, 11/18/31§	300,000	279,056
T-Mobile USA, Inc.
2.250%, 2/15/26	315,000	296,789
3.375%, 4/15/29§	30,000	28,500
3.375%, 4/15/29(x)	75,000	71,250
3.875%, 4/15/30	300,000	301,371
2.550%, 2/15/31	500,000	453,465
2.875%, 2/15/31	65,000	58,419
3.400%, 10/15/52§	345,000	293,912

		1,806,449

Total Communication Services		10,916,809

Consumer Discretionary (1.8%)
Auto Components (0.2%)
American Axle & Manufacturing, Inc.
5.000%, 10/1/29(x)	130,000	122,363
Aptiv plc
3.100%, 12/1/51	435,000	344,640
Clarios Global LP
6.250%, 5/15/26§	126,000	130,011
Dealer Tire LLC
8.000%, 2/1/28§	115,000	115,230
Goodyear Tire & Rubber Co. (The)
5.250%, 7/15/31§	240,000	223,632
Icahn Enterprises LP
5.250%, 5/15/27	150,000	146,902

		1,082,778

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32(x)	250,000	222,500
Hyundai Capital America
2.650%, 2/10/25§	780,000	758,101
Volkswagen Group of America Finance LLC
4.250%, 11/13/23§	300,000	305,449

		1,286,050

Diversified Consumer Services (0.0%)
Metis Merger Sub LLC
6.500%, 5/15/29§	315,000	296,100

Hotels, Restaurants & Leisure (0.8%)
Boyne USA, Inc.
4.750%, 5/15/29§	435,000	417,600
Caesars Entertainment, Inc.
4.625%, 10/15/29(x)§	155,000	145,100
Carnival Corp.
5.750%, 3/1/27§	665,000	633,526
Cedar Fair LP
5.250%, 7/15/29	130,000	128,053
Expedia Group, Inc.
5.000%, 2/15/26(x)	180,000	188,775
3.800%, 2/15/28	50,000	49,847
3.250%, 2/15/30	300,000	286,050
2.950%, 3/15/31	165,000	152,627
Fertitta Entertainment LLC
6.750%, 1/15/30(x)§	255,000	233,962
Marriott International, Inc.
Series II
2.750%, 10/15/33	425,000	362,351
Series R
3.125%, 6/15/26	380,000	369,834
McDonald’s Corp.
4.450%, 3/1/47	345,000	368,313
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	145,000	134,125
NCL Corp. Ltd.
5.875%, 2/15/27§	150,000	148,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Premier Entertainment Sub LLC
5.625%, 9/1/29§	$230,000	$196,236
5.875%, 9/1/31§	230,000	196,650
Scientific Games Holdings LP
6.625%, 3/1/30§	280,000	274,960
Scientific Games International, Inc.
7.250%, 11/15/29§	135,000	141,251
Viking Cruises Ltd.
5.875%, 9/15/27§	310,000	279,000

		4,706,385

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	180,000	167,850
SWF Escrow Issuer Corp.
6.500%, 10/1/29(x)§	245,000	209,169

		377,019

Multiline Retail (0.1%)
Dollar Tree, Inc.
4.000%, 5/15/25	665,000	680,869
3.375%, 12/1/51	65,000	55,431

		736,300

Specialty Retail (0.4%)
At Home Group, Inc.
7.125%, 7/15/29§	90,000	77,850
AutoNation, Inc.
3.850%, 3/1/32	345,000	333,972
Dick’s Sporting Goods, Inc.
3.150%, 1/15/32	640,000	586,382
4.100%, 1/15/52	165,000	140,013
Michaels Cos., Inc. (The)
5.250%, 5/1/28§	165,000	151,079
Sonic Automotive, Inc.
4.625%, 11/15/29§	305,000	273,585
SRS Distribution, Inc.
4.625%, 7/1/28§	225,000	214,031
Staples, Inc.
7.500%, 4/15/26§	120,000	116,214
Victoria’s Secret & Co.
4.625%, 7/15/29§	400,000	360,500

		2,253,626

Total Consumer Discretionary		10,738,258

Consumer Staples (1.0%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	465,000	516,548
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 4/15/48	205,000	219,516
Constellation Brands, Inc.
3.150%, 8/1/29	350,000	337,291
2.875%, 5/1/30	35,000	32,811
Keurig Dr Pepper, Inc.
3.800%, 5/1/50	375,000	356,152
Primo Water Holdings, Inc.
4.375%, 4/30/29§	155,000	139,903
Triton Water Holdings, Inc.
6.250%, 4/1/29§	335,000	288,100

		1,890,321

Food & Staples Retailing (0.2%)
Performance Food Group, Inc.
5.500%, 10/15/27§	140,000	139,650
4.250%, 8/1/29§	145,000	131,769
Sysco Corp.
3.300%, 2/15/50(x)	620,000	538,701
United Natural Foods, Inc.
6.750%, 10/15/28§	165,000	169,125
US Foods, Inc.
4.625%, 6/1/30(x)§	315,000	290,588

		1,269,833

Food Products (0.2%)
Minerva Luxembourg SA
4.375%, 3/18/31§	200,000	180,310
Post Holdings, Inc.
5.500%, 12/15/29§	170,000	163,035
4.625%, 4/15/30§	160,000	143,800
Smithfield Foods, Inc.
4.250%, 2/1/27§	565,000	570,113
3.000%, 10/15/30§	90,000	81,324

		1,138,582

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	185,000	168,193
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	340,000	311,950
7.000%, 12/31/27§	205,000	167,075

		647,218

Personal Products (0.1%)
Coty, Inc.
5.000%, 4/15/26§	150,000	146,250

Tobacco (0.1%)
BAT Capital Corp.
3.462%, 9/6/29	770,000	723,369

Total Consumer Staples		5,815,573

Energy (3.0%)
Energy Equipment & Services (0.2%)
Halliburton Co.
2.920%, 3/1/30	195,000	188,383
5.000%, 11/15/45	170,000	184,101
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	310,000	291,019
Transocean Poseidon Ltd.
6.875%, 2/1/27§	196,875	194,906
Transocean, Inc.
11.500%, 1/30/27§	52,000	53,690
USA Compression Partners LP
6.875%, 9/1/27(x)	265,000	266,325
Weatherford International Ltd.
6.500%, 9/15/28§	155,000	159,262

		1,337,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (2.8%)
Antero Midstream Partners LP
5.750%, 3/1/27§	$64,000	$65,041
APT Pipelines Ltd.
4.250%, 7/15/27§	500,000	513,554
BP Capital Markets America, Inc.
2.939%, 6/4/51	260,000	221,840
3.001%, 3/17/52	345,000	296,361
Chesapeake Energy Corp.
5.875%, 2/1/29§	220,000	227,150
CNX Resources Corp.
6.000%, 1/15/29§	175,000	176,750
Continental Resources, Inc.
2.268%, 11/15/26§	285,000	266,216
Ecopetrol SA
4.625%, 11/2/31	150,000	135,945
5.875%, 5/28/45	100,000	87,570
5.875%, 11/2/51	700,000	596,750
Enbridge, Inc.
3.400%, 8/1/51	330,000	292,547
Energy Transfer LP
4.750%, 1/15/26	365,000	379,216
4.400%, 3/15/27	220,000	222,706
5.000%, 5/15/44(e)	375,000	368,917
EQM Midstream Partners LP
4.750%, 1/15/31§	285,000	266,475
Exxon Mobil Corp.
4.227%, 3/19/40	345,000	371,782
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	245,307	232,934
Galaxy Pipeline Assets Bidco Ltd.
2.160%, 3/31/34§	1,400,000	1,286,250
GNL Quintero SA
4.634%, 7/31/29(m)(x)	441,200	445,970
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25(m)	800,000	741,000
Hess Midstream Operations LP
5.125%, 6/15/28§	160,000	160,400
4.250%, 2/15/30§	285,000	268,342
Hilcorp Energy I LP
6.250%, 11/1/28§	125,000	125,937
5.750%, 2/1/29§	125,000	125,075
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	510,000	637,263
Marathon Petroleum Corp.
5.125%, 12/15/26	280,000	297,757
MEG Energy Corp.
7.125%, 2/1/27§	205,000	214,225
5.875%, 2/1/29§	35,000	35,386
NGL Energy Operating LLC
7.500%, 2/1/26§	290,000	283,475
NGPL PipeCo LLC
3.250%, 7/15/31§	160,000	148,375
NuStar Logistics LP
6.375%, 10/1/30	150,000	151,440
Occidental Petroleum Corp.
6.625%, 9/1/30(x)	130,000	149,175
6.125%, 1/1/31	165,000	185,419
6.450%, 9/15/36	105,000	123,538
Oleoducto Central SA
4.000%, 7/14/27(m)	400,000	374,000
ONEOK, Inc.
3.400%, 9/1/29	195,000	187,854
Parkland Corp.
4.500%, 10/1/29§	195,000	180,063
Petrobras Global Finance BV
6.750%, 6/3/50	600,000	583,500
5.500%, 6/10/51	300,000	256,117
Petroleos del Peru SA
4.750%, 6/19/32(m)	400,000	355,700
Petroleos Mexicanos
6.750%, 9/21/47	200,000	160,590
Pioneer Natural Resources Co.
1.900%, 8/15/30	255,000	225,753
Qatar Energy
2.250%, 7/12/31(m)	1,000,000	922,500
Rattler Midstream LP
5.625%, 7/15/25§	95,000	95,950
Reliance Industries Ltd.
2.875%, 1/12/32(m)	500,000	457,630
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	320,000	338,927
Southwestern Energy Co.
5.375%, 2/1/29	145,000	146,812
4.750%, 2/1/32	170,000	169,575
Sunoco LP
6.000%, 4/15/27	90,000	91,575
4.500%, 5/15/29	65,000	61,162
TransCanada PipeLines Ltd.
4.250%, 5/15/28	500,000	519,727
UEP Penonome II SA
6.500%, 10/1/38(m)	673,342	639,675
Valero Energy Corp.
4.000%, 6/1/52(x)	130,000	121,920
Western Midstream Operating LP
3.600%, 2/1/25(e)	130,000	128,837
Williams Cos., Inc. (The)
3.500%, 10/15/51	205,000	179,584

		16,298,232

Total Energy		17,635,918

Financials (5.1%)
Banks (2.4%)
Australia & New Zealand Banking Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.570%, 11/25/35(k)§	850,000	740,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Banco BBVA Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.250%, 9/22/29(k)(m)	$100,000	$101,562
Banco Bilbao Vizcaya Argentaria Colombia SA
4.875%, 4/21/25(m)	200,000	197,850
Banco Internacional del Peru SAA Interbank
(ICE LIBOR USD 3 Month + 5.76%), 6.625%, 3/19/29(k)(m)	100,000	102,675
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.71%), 4.000%, 7/8/30(k)(m)	400,000	384,075
Banco Nacional de Panama
2.500%, 8/11/30§	200,000	175,690
Bank of America Corp.
(SOFR + 1.21%), 2.572%, 10/20/32(k)	285,000	259,442
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	760,000	651,206
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	525,000	519,567
Barclays plc
(ICE LIBOR USD 3 Month + 1.38%), 1.839%, 5/16/24(k)	800,000	803,760
BNP Paribas SA
(SOFR + 1.51%), 3.052%, 1/13/31(k)§	750,000	701,762
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.569%, 5/17/24(k)(x)	860,000	864,023
(SOFR + 0.69%), 2.014%, 1/25/26(k)	160,000	154,190
(SOFR + 1.28%), 3.070%, 2/24/28(k)	150,000	146,305
Commonwealth Bank of Australia
4.316%, 1/10/48§	500,000	497,890
DBS Group Holdings Ltd.
(USD ICE Swap Rate 5 Year + 1.59%), 4.520%, 12/11/28(k)(m)	200,000	203,928
Gilex Holding SARL
8.500%, 5/2/23(m)(x)	200,000	199,678
8.500%, 5/2/23§	150,000	149,758
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.38%), 2.183%, 9/12/26(k)	900,000	903,694
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26(k)	275,000	270,111
(SOFR + 1.02%), 2.069%, 6/1/29(k)	330,000	302,827
(SOFR + 2.04%), 2.522%, 4/22/31(k)	485,000	448,011
(SOFR + 1.25%), 2.580%, 4/22/32(k)	405,000	371,288
(SOFR + 1.26%), 2.963%, 1/25/33(k)	390,000	367,868
Korea Development Bank (The)
1.000%, 9/9/26	800,000	736,528
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	725,000	708,604
Mitsubishi UFJ Financial Group, Inc.
1.412%, 7/17/25	800,000	750,443
National Australia Bank Ltd.
2.990%, 5/21/31§	395,000	358,404
NatWest Markets plc
0.800%, 8/12/24§	475,000	447,920
Oversea-Chinese Banking Corp. Ltd.
4.250%, 6/19/24(m)	200,000	204,038
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28(k)	135,000	125,733
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	345,000	340,937
(SOFR + 1.43%), 2.879%, 10/30/30(k)	355,000	337,408
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36(k)	410,000	362,642

		13,890,481

Capital Markets (1.0%)
Ares Capital Corp.
2.150%, 7/15/26	410,000	371,087
2.875%, 6/15/28	125,000	110,908
Blackstone Private Credit Fund
2.625%, 12/15/26§	180,000	161,440
Blackstone Secured Lending Fund
2.850%, 9/30/28§	280,000	242,884
CI Financial Corp.
4.100%, 6/15/51	185,000	162,316
Deutsche Bank AG
(SOFR + 1.22%), 2.311%, 11/16/27(k)	485,000	444,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 1.676%, 5/15/26(k)	$890,000	$891,869
(SOFR + 0.82%), 1.009%, 9/10/27(k)	275,000	271,501
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	300,000	310,463
Macquarie Group Ltd.
(SOFR + 1.53%), 2.871%, 1/14/33(k)§	895,000	792,889
Morgan Stanley
(SOFR + 1.29%), 2.943%, 1/21/33(k)	105,000	98,384
(SOFR + 1.36%), 2.484%, 9/16/36(k)	760,000	651,425
Nasdaq, Inc.
3.950%, 3/7/52	70,000	67,958
Owl Rock Capital Corp.
2.625%, 1/15/27	410,000	367,411
Temasek Financial I Ltd.
1.000%, 10/6/30(m)	250,000	213,930
1.000%, 10/6/30§	1,200,000	1,026,864

		6,185,867

Consumer Finance (0.7%)
AerCap Ireland Capital DAC
3.400%, 10/29/33	815,000	727,490
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	555,000	522,194
Discover Financial Services
4.100%, 2/9/27	855,000	872,176
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 1.24%), 1.741%, 2/15/23(k)	525,000	521,987
General Motors Financial Co., Inc.
2.400%, 10/15/28	410,000	367,217
3.100%, 1/12/32	380,000	341,609
Navient Corp.
5.000%, 3/15/27	85,000	81,111
OneMain Finance Corp.
6.625%, 1/15/28	130,000	135,688
Synchrony Financial
3.950%, 12/1/27	715,000	708,784

		4,278,256

Diversified Financial Services (0.2%)
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	164,739	154,958
Petronas Capital Ltd.
2.480%, 1/28/32§	1,000,000	936,550
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	37,207	36,516

		1,128,024

Insurance (0.6%)
Acrisure LLC
4.250%, 2/15/29§	120,000	108,900
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	105,000	103,950
AmWINS Group, Inc.
4.875%, 6/30/29§	240,000	229,200
Athene Global Funding
(SOFR + 0.56%), 0.675%, 8/19/24(k)§	780,000	760,178
Berkshire Hathaway Finance Corp.
2.850%, 10/15/50	255,000	220,124
3.850%, 3/15/52	145,000	147,421
Brighthouse Financial Global Funding
1.000%, 4/12/24§	130,000	124,536
2.000%, 6/28/28§	190,000	170,189
GTCR AP Finance, Inc.
8.000%, 5/15/27§	135,000	136,573
Massachusetts Mutual Life Insurance Co.
3.200%, 12/1/61§	335,000	275,420
NFP Corp.
4.875%, 8/15/28§	290,000	276,434
6.875%, 8/15/28§	115,000	108,819
Prudential Financial, Inc.
3.905%, 12/7/47	325,000	323,003
Willis North America, Inc.
4.500%, 9/15/28	620,000	642,636

		3,627,383

Thrifts & Mortgage Finance (0.2%)
BPCE SA
1.000%, 1/20/26§	325,000	297,979
Nationstar Mortgage Holdings, Inc.
5.750%, 11/15/31§	405,000	386,253
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	325,000	277,875

		962,107

Total Financials		30,072,118

Health Care (1.4%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	681,000	716,211

Health Care Equipment & Supplies (0.1%)
Mozart Debt Merger Sub, Inc.
5.250%, 10/1/29§	320,000	298,400
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	69,000	70,897

		369,297

Health Care Providers & Services (0.8%)
Anthem, Inc.
2.375%, 1/15/25	350,000	343,912
Centene Corp.
3.000%, 10/15/30	105,000	96,604
2.500%, 3/1/31	665,000	588,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Cigna Corp.
4.900%, 12/15/48	$435,000	$484,311
Community Health Systems, Inc.
6.000%, 1/15/29§	200,000	202,000
6.875%, 4/15/29§	225,000	221,063
CVS Health Corp.
5.050%, 3/25/48	320,000	363,595
HCA, Inc.
4.125%, 6/15/29	335,000	341,653
Health Care Service Corp. A Mutual Legal Reserve Co.
3.200%, 6/1/50§	250,000	217,801
Legacy LifePoint Health LLC
6.750%, 4/15/25§	95,000	98,087
4.375%, 2/15/27§	120,000	116,100
ModivCare Escrow Issuer, Inc.
5.000%, 10/1/29§	80,000	74,200
Option Care Health, Inc.
4.375%, 10/31/29§	245,000	230,606
Owens & Minor, Inc.
6.625%, 4/1/30§	225,000	231,527
Radiology Partners, Inc.
9.250%, 2/1/28§	140,000	139,300
RP Escrow Issuer LLC
5.250%, 12/15/25§	325,000	316,875
Select Medical Corp.
6.250%, 8/15/26§	500,000	515,150
Tenet Healthcare Corp.
6.125%, 10/1/28§	240,000	243,048

		4,824,357

Life Sciences Tools & Services (0.2%)
Illumina, Inc.
0.550%, 3/23/23	280,000	274,767
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24	790,000	758,622

		1,033,389

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc.
6.125%, 2/1/27§	115,000	115,431
6.250%, 2/15/29§	140,000	115,595
Bristol-Myers Squibb Co.
4.350%, 11/15/47	370,000	409,377
Endo Luxembourg Finance Co. I Sarl
6.125%, 4/1/29§	140,000	127,750
Royalty Pharma plc
3.300%, 9/2/40	415,000	349,965
Viatris, Inc.
1.650%, 6/22/25	240,000	222,745

		1,340,863

Total Health Care		8,284,117

Industrials (2.3%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.950%, 2/1/30	395,000	366,020
3.750%, 2/1/50	200,000	178,568
Northrop Grumman Corp.
5.150%, 5/1/40	480,000	560,960
Raytheon Technologies Corp.
3.030%, 3/15/52	405,000	353,920
TransDigm, Inc.
6.250%, 3/15/26§	190,000	195,121
5.500%, 11/15/27	155,000	153,822

		1,808,411

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	285,000	302,663

Airlines (0.2%)
American Airlines, Inc.
5.750%, 4/20/29§	715,000	711,425
Southwest Airlines Co.
4.750%, 5/4/23	370,000	377,240
United Airlines, Inc.
4.625%, 4/15/29§	150,000	142,875

		1,231,540

Building Products (0.2%)
Builders FirstSource, Inc.
5.000%, 3/1/30§	120,000	118,350
Carrier Global Corp.
3.377%, 4/5/40	600,000	545,650
Griffon Corp.
5.750%, 3/1/28	280,000	268,072
Owens Corning
4.400%, 1/30/48	320,000	318,856

		1,250,928

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	115,000	116,087
9.750%, 7/15/27§	220,000	226,666
Garda World Security Corp.
6.000%, 6/1/29§	255,000	229,750
Madison IAQ LLC
4.125%, 6/30/28§	190,000	175,275
5.875%, 6/30/29§	155,000	139,112
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	195,000	195,975

		1,082,865

Construction & Engineering (0.1%)
Pike Corp.
5.500%, 9/1/28§	485,000	454,081

Machinery (0.1%)
Flowserve Corp.
2.800%, 1/15/32	420,000	370,836
Weir Group plc (The)
2.200%, 5/13/26§	390,000	364,766

		735,602

Road & Rail (0.4%)
CSX Corp.
3.800%, 11/1/46	730,000	731,697
First Student Bidco, Inc.
4.000%, 7/31/29§	180,000	167,400
NESCO Holdings II, Inc.
5.500%, 4/15/29§	45,000	44,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	$330,000	$339,007

Simpar Europe SA
5.200%, 1/26/31(m)	200,000	178,500
Uber Technologies, Inc.
7.500%, 9/15/27(x)§	105,000	111,694
4.500%, 8/15/29§	145,000	135,842
Union Pacific Corp.
3.700%, 3/1/29	500,000	515,799

		2,224,095

Trading Companies & Distributors (0.3%)
Air Lease Corp.
1.875%, 8/15/26	290,000	262,067
Aircastle Ltd.
2.850%, 1/26/28§	405,000	361,960
Aviation Capital Group LLC
1.950%, 9/20/26§	660,000	597,641
BOC Aviation Ltd.
(ICE LIBOR USD 3 Month + 1.13%), 2.091%, 9/26/23(k)§	570,000	570,285
United Rentals North America, Inc.
5.250%, 1/15/30	135,000	139,648

		1,931,601

Transportation Infrastructure (0.4%)
Adani International Container Terminal Pvt. Ltd.
3.000%, 2/16/31(m)	588,000	524,900
Adani International Container Terminal Pvt. Ltd.
3.000%, 2/16/31§	294,000	262,450
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27§	250,000	242,703
4.000%, 7/30/27(m)	200,000	194,163
4.375%, 7/3/29(m)	400,000	383,825
PSA Treasury Pte. Ltd.
2.125%, 9/5/29(m)	300,000	280,692
2.250%, 4/30/30(m)	300,000	281,213
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	226,930
3.625%, 4/28/26§	225,000	225,840

		2,622,716

Total Industrials		13,644,502

Information Technology (1.1%)
Communications Equipment (0.0%)
Avaya, Inc.
6.125%, 9/15/28§	135,000	133,009
CommScope, Inc.
4.750%, 9/1/29§	185,000	170,662

		303,671

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28	335,000	337,402
Vontier Corp.
2.400%, 4/1/28	185,000	162,467

		499,869

IT Services (0.1%)
Western Union Co. (The)
1.350%, 3/15/26	150,000	138,049
2.750%, 3/15/31	660,000	599,710

		737,759

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc.
3.419%, 4/15/33§	590,000	547,520
Marvell Technology, Inc.
4.200%, 6/22/23	685,000	695,906
NXP BV
3.875%, 6/18/26§	370,000	371,804
Renesas Electronics Corp.
2.170%, 11/25/26§	860,000	795,984
TSMC Global Ltd.
1.250%, 4/23/26(x)§	415,000	383,049

		2,794,263

Software (0.3%)
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	315,000	296,100
Fortinet, Inc.
1.000%, 3/15/26	405,000	368,674
Minerva Merger Sub, Inc.
6.500%, 2/15/30§	330,000	320,545
Oracle Corp.
3.600%, 4/1/50	380,000	315,451
3.850%, 4/1/60	185,000	150,115
VMware, Inc.
2.200%, 8/15/31	355,000	312,382
Workday, Inc.
3.700%, 4/1/29	160,000	160,194

		1,923,461

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc.
1.875%, 6/22/25	375,000	358,918

Total Information Technology		6,617,941

Materials (1.2%)
Chemicals (0.3%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	245,000	227,835
CF Industries, Inc.
5.375%, 3/15/44	325,000	366,437
CVR Partners LP
6.125%, 6/15/28§	150,000	150,000
Equate Petrochemical BV
2.625%, 4/28/28(m)	200,000	184,750
EverArc Escrow Sarl
5.000%, 10/30/29§	325,000	295,750
LG Chem Ltd.
2.375%, 7/7/31§	200,000	178,984
Sherwin-Williams Co. (The)
2.900%, 3/15/52	170,000	138,908
WR Grace Holdings LLC
5.625%, 8/15/29§	305,000	285,206

		1,827,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (0.3%)
Berry Global, Inc.
1.650%, 1/15/27	$250,000	$226,785
CCL Industries, Inc.
3.050%, 6/1/30§	275,000	258,368
Packaging Corp. of America
3.400%, 12/15/27	15,000	15,015
3.000%, 12/15/29(x)	315,000	303,967
WRKCo., Inc.
3.750%, 3/15/25	670,000	678,208

		1,482,343

Metals & Mining (0.5%)
Arconic Corp.
6.125%, 2/15/28(x)§	240,000	240,048
CAP SA
3.900%, 4/27/31(m)	650,000	585,000
3.900%, 4/27/31§	400,000	360,000
Freeport-McMoRan, Inc.
5.450%, 3/15/43	310,000	347,128
Glencore Funding LLC
1.625%, 4/27/26§	365,000	336,663
3.375%, 9/23/51§	260,000	218,765
SunCoke Energy, Inc.
4.875%, 6/30/29§	195,000	183,446
Vedanta Resources Finance II plc
9.250%, 4/23/26§	200,000	172,000
Vedanta Resources Ltd.
6.125%, 8/9/24(m)	800,000	694,000

		3,137,050

Paper & Forest Products (0.1%)
Glatfelter Corp.
4.750%, 11/15/29§	310,000	264,662

Total Materials		6,711,925

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Agree LP (REIT)
2.600%, 6/15/33	135,000	118,823
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	250,000	210,148
American Tower Corp. (REIT)
3.375%, 10/15/26(x)	700,000	691,496
3.600%, 1/15/28	170,000	168,403
Boston Properties LP (REIT)
3.400%, 6/21/29	325,000	321,644
Corporate Office Properties LP (REIT)
2.900%, 12/1/33	295,000	260,599
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	301,447
3.650%, 9/1/27	594,000	591,389
3.800%, 2/15/28	85,000	85,052
3.300%, 7/1/30	275,000	262,195
2.250%, 1/15/31	200,000	174,791
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	754,871
Equinix, Inc. (REIT)
1.800%, 7/15/27	410,000	372,608
2.150%, 7/15/30	750,000	655,973
Host Hotels & Resorts LP (REIT)
Series J
2.900%, 12/15/31	420,000	375,517
Invitation Homes Operating Partnership LP (REIT)
2.700%, 1/15/34	270,000	236,024
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	100,000	92,230
Office Properties Income Trust (REIT)
2.650%, 6/15/26	65,000	60,092
2.400%, 2/1/27	335,000	298,986
Park Intermediate Holdings LLC (REIT)
4.875%, 5/15/29§	165,000	154,292
Sabra Health Care LP (REIT)
3.200%, 12/1/31	70,000	62,342
Vornado Realty LP (REIT)
2.150%, 6/1/26	160,000	149,989

		6,398,911

Real Estate Management & Development (0.1%)
Realogy Group LLC
5.750%, 1/15/29§	145,000	136,753
5.250%, 4/15/30§	300,000	276,555

		413,308

Total Real Estate		6,812,219

Utilities (3.4%)
Electric Utilities (2.6%)
AES Andres BV
5.700%, 5/4/28§	400,000	375,450
AES Argentina Generacion SA
7.750%, 2/2/24(m)	150,000	126,000
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	1,000,000	751,437
Duke Energy Carolinas LLC
2.850%, 3/15/32	60,000	57,992
Duke Energy Corp.
3.150%, 8/15/27	300,000	295,330
3.950%, 8/15/47	525,000	508,905
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	340,642
Entergy Corp.
2.800%, 6/15/30	200,000	186,786
Exelon Corp.
4.050%, 4/15/30	750,000	774,739
4.100%, 3/15/52§	105,000	106,611
Fenix Power Peru SA
4.317%, 9/20/27(m)(x)	472,059	460,641
Georgia Power Co.
Series A
2.200%, 9/15/24	400,000	392,667
3.250%, 3/15/51	760,000	658,193
Guacolda Energia SA
4.560%, 4/30/25(m)	500,000	166,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Inkia Energy Ltd.
5.875%, 11/9/27(m)	$200,000	$192,350
ITC Holdings Corp.
3.250%, 6/30/26	600,000	595,051
JSW Hydro Energy Ltd.
4.125%, 5/18/31§	193,000	179,490
Korea East-West Power Co. Ltd.
1.750%, 5/6/25(m)	800,000	768,400
Korea Electric Power Corp.
1.125%, 6/15/25(m)	200,000	187,850
1.125%, 6/15/25§	300,000	281,775
Korea Hydro & Nuclear Power Co. Ltd.
1.250%, 4/27/26§	200,000	185,450
Mercury Chile Holdco LLC
6.500%, 1/24/27§	800,000	763,900
Metropolitan Edison Co.
4.000%, 4/15/25§	500,000	500,475
Minejesa Capital BV
4.625%, 8/10/30(m)	400,000	380,044
5.625%, 8/10/37(m)	700,000	636,694
Monongahela Power Co.
5.400%, 12/15/43§	220,000	251,992
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	500,000	457,876
NRG Energy, Inc.
2.000%, 12/2/25§	240,000	226,097
3.625%, 2/15/31§	270,000	236,925
Pacific Gas and Electric Co.
1.367%, 3/10/23(x)	485,000	476,284
2.500%, 2/1/31	430,000	367,548
Pampa Energia SA
7.500%, 1/24/27(m)	400,000	346,325
9.125%, 4/15/29(m)	150,000	132,168
9.125%, 4/15/29§	150,000	132,169
PG&E Corp.
5.000%, 7/1/28(x)	70,000	67,476
Southern Co. (The)
Series 21-A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)	280,000	256,408
Series A
3.700%, 4/30/30	500,000	502,269
Southwestern Electric Power Co.
3.250%, 11/1/51	175,000	150,366
Transelec SA
3.875%, 1/12/29(m)	500,000	508,531
Virginia Electric and Power Co.
Series A
3.500%, 3/15/27	300,000	304,556
Xcel Energy, Inc.
3.300%, 6/1/25	750,000	752,979

		15,043,185

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	635,000	637,329
East Ohio Gas Co. (The)
3.000%, 6/15/50§	70,000	59,676
Ferrellgas LP
5.375%, 4/1/26§	120,000	112,800
Suburban Propane Partners LP
5.000%, 6/1/31(x)§	370,000	347,800
Superior Plus LP
4.500%, 3/15/29§	260,000	243,100

		1,400,705

Independent Power and Renewable Electricity Producers (0.2%)
Calpine Corp.
5.125%, 3/15/28§	130,000	123,663
4.625%, 2/1/29(x)§	105,000	97,256
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	505,156
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	260,800	244,957

		971,032

Multi-Utilities (0.4%)
Ameren Corp.
3.650%, 2/15/26	550,000	555,761
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	300,000	294,877
DTE Energy Co.
2.850%, 10/1/26	300,000	293,915
2.950%, 3/1/30	300,000	285,621
Empresas Publicas de Medellin ESP
4.250%, 7/18/29(m)(x)	400,000	354,080
4.375%, 2/15/31(m)	400,000	342,800
NiSource, Inc.
3.490%, 5/15/27	500,000	498,132

		2,625,186

Total Utilities		20,040,108

Total Corporate Bonds		137,289,488

Foreign Government Securities (2.4%)
Dominican Republic Government Bond
4.875%, 9/23/32§	1,300,000	1,176,337
6.000%, 2/22/33(x)§	200,000	194,600
Federative Republic of Brazil
3.750%, 9/12/31	800,000	721,600
5.625%, 2/21/47(x)	500,000	470,562
Kingdom of Saudi Arabia
2.250%, 2/2/33(m)	1,150,000	1,055,125
3.450%, 2/2/61(m)	300,000	265,875
Republic of Chile
2.550%, 1/27/32(x)	200,000	188,037
3.100%, 5/7/41	900,000	798,300
3.500%, 1/25/50	400,000	364,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Colombia
3.125%, 4/15/31	$400,000	$338,950
3.250%, 4/22/32	600,000	502,800
5.000%, 6/15/45	200,000	168,350
4.125%, 5/15/51(x)	850,000	642,441
Republic of Indonesia
2.150%, 7/28/31	300,000	278,283
3.700%, 10/30/49	600,000	578,316
Republic of Korea
2.750%, 1/19/27	200,000	199,850
Republic of Panama
2.252%, 9/29/32	600,000	531,300
4.300%, 4/29/53	200,000	192,788
4.500%, 4/1/56	200,000	196,037
3.870%, 7/23/60	600,000	525,675
Republic of Philippines
1.648%, 6/10/31	700,000	623,077
3.700%, 3/1/41	900,000	876,474
Republic of South Africa
4.300%, 10/12/28	300,000	289,463
United Arab Emirates Government Bond
3.125%, 4/16/30§	200,000	204,000
3.875%, 4/16/50(m)	200,000	208,750
United Mexican States
3.750%, 1/11/28	1,040,000	1,059,240
2.659%, 5/24/31	700,000	637,700
4.280%, 8/14/41	950,000	889,200

Total Foreign Government Securities		14,177,955

Mortgage-Backed Securities (10.7%)
FHLMC
2.500%, 1/1/43	283,229	274,350
3.000%, 7/1/45	227,166	226,101
3.000%, 8/1/45	364,715	362,890
3.000%, 4/1/47	997,649	990,474
4.000%, 4/1/47	670,893	692,931
4.000%, 10/1/48	225,144	230,728
FHLMC UMBS
3.000%, 4/1/47	1,003,612	997,548
2.000%, 9/1/51	4,313,321	4,036,021
2.000%, 11/1/51	4,895,619	4,553,347
FNMA
2.460%, 4/1/32	2,157,590	2,158,264
3.000%, 4/1/45	127,612	125,804
3.000%, 10/1/46	296,121	291,370
2.225%, 12/1/50	3,400,000	2,894,001
FNMA UMBS
3.000%, 3/1/43	1,136,035	1,127,041
3.000%, 9/1/46	664,979	660,129
3.000%, 10/1/46	2,091,583	2,076,331
3.000%, 12/1/46	1,408,566	1,398,295
3.500%, 12/1/46	1,363,536	1,383,891
3.000%, 2/1/47	2,199,227	2,181,816
3.000%, 12/1/48	2,783,669	2,763,370
4.000%, 5/1/49	3,918,716	4,031,489
2.000%, 2/1/51	8,339,065	7,784,713
2.500%, 5/1/51	6,063,803	5,804,404
2.500%, 10/1/51	5,849,450	5,613,387
2.500%, 12/1/51	2,671,372	2,554,382
GNMA
2.500%, 10/20/51	4,535,339	4,396,924
2.500%, 11/20/51	3,196,809	3,099,246

Total Mortgage-Backed Securities		62,709,247

Municipal Bond (0.0%)
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	150,000	222,427

Total Municipal Bond		222,427

U.S. Treasury Obligations (20.0%)
U.S. Treasury Bonds
2.250%, 5/15/41	4,390,000	4,151,223
2.375%, 2/15/42(x)	6,230,000	6,012,922
1.250%, 5/15/50	37,400,000	27,968,187
2.250%, 2/15/52	7,880,000	7,552,491
U.S. Treasury Notes
0.125%, 1/31/23	275,000	271,744
0.125%, 3/31/23	6,870,000	6,763,250
0.125%, 4/30/23	7,600,000	7,465,469
0.125%, 7/31/23	2,050,000	1,999,006
2.250%, 3/31/24	9,735,000	9,727,777
1.500%, 2/15/25	960,000	934,272
1.750%, 3/15/25	10,210,000	10,004,207
0.375%, 11/30/25	5,590,000	5,173,596
2.500%, 3/31/27	11,980,000	12,022,122
1.250%, 3/31/28	2,690,000	2,511,946
2.375%, 3/31/29	9,715,000	9,695,269
1.875%, 2/15/32	5,015,000	4,815,182

Total U.S. Treasury Obligations		117,068,663

Total Long-Term Debt Securities (92.2%) (Cost $570,358,325)		540,677,844

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (1.9%)
DoubleLine Floating Rate Fund, Class I‡	533,930	5,029,622
DoubleLine Global Bond Fund, Class I‡	673,225	6,234,066

Total Investment Companies (1.9%) (Cost $12,289,351)		11,263,688

SHORT-TERM INVESTMENTS:
Investment Companies (5.7%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	4,000,000	4,000,000
JPMorgan Prime Money Market Fund, IM Shares	29,599,400	29,605,319

Total Investment Companies		33,605,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $200,018, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23- 8/15/48; total market value $221,160.(xx)	$200,000	$200,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $2,398,613, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%- 2.500%, maturing 7/31/23-2/15/50; total market value $2,446,606.(xx)	2,398,593	2,398,593
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $3,000,033, collateralized by various Common Stocks; total market value $3,474,565.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		5,598,593

U.S. Treasury Obligation (0.1%)
U.S. Treasury Bills
0.52%, 6/30/22(p)	545,000	544,288

Total Short-Term Investments (6.8%) (Cost $39,753,250)		39,748,200

Total Investments in Securities (100.9%) (Cost $622,400,926)		591,689,732
Other Assets Less Liabilities (-0.9%)		(5,438,612)

Net Assets (100%)		$586,251,120

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $171,401,152 or 29.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $17,086,156 or 2.9% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $10,279,924. This was collateralized by $952,905 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.625%, maturing 4/15/22 - 2/15/51 and by cash of $9,598,593 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2022.

Glossary:

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

SOFR — Secured Overnight Financing Rate

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.1%
Australia	0.8
Belgium	0.1
Bermuda	0.2
Brazil	0.4
Canada	0.6
Cayman Islands	8.2
Chile	1.0
China	0.1
Colombia	0.8
Dominican Republic	0.3
France	0.2
Germany	0.1
India	0.5
Indonesia	0.3
Ireland	0.2
Israel	0.1
Jamaica	0.0	#
Japan	0.3
Kuwait	0.0	#
Malaysia	0.2
Mexico	0.5
Panama	0.4
Peru	0.3
Philippines	0.3
Qatar	0.2
Saudi Arabia	0.2
Singapore	0.5
South Africa	0.0	#
South Korea	0.5
Taiwan	0.1
United Arab Emirates	0.4
United Kingdom	0.7
United States	82.3
Cash and Other	(0.9)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	5,093,694	—	—	—	(64,072)	5,029,622	43,283	—
DoubleLine Global Bond Fund, Class I	673,225	20,070,499	—	(13,200,000)	(942,857)	306,424	6,234,066	—	—

Total		25,164,193	—	(13,200,000)	(942,857)	242,352	11,263,688	43,283	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$97,033,195	$—	$97,033,195
Collateralized Mortgage Obligations	—	64,047,485	—	64,047,485
Commercial Mortgage-Backed Securities	—	48,100,293	—	48,100,293
Convertible Bond
Communication Services	—	29,091	—	29,091
Corporate Bonds
Communication Services	—	10,916,809	—	10,916,809
Consumer Discretionary	—	10,738,258	—	10,738,258
Consumer Staples	—	5,815,573	—	5,815,573
Energy	—	17,635,918	—	17,635,918
Financials	—	30,072,118	—	30,072,118
Health Care	—	8,284,117	—	8,284,117
Industrials	—	13,644,502	—	13,644,502
Information Technology	—	6,617,941	—	6,617,941
Materials	—	6,711,925	—	6,711,925
Real Estate	—	6,812,219	—	6,812,219
Utilities	—	20,040,108	—	20,040,108
Foreign Government Securities	—	14,177,955	—	14,177,955
Investment Companies	11,263,688	—	—	11,263,688
Mortgage-Backed Securities	—	62,709,247	—	62,709,247
Municipal Bond	—	222,427	—	222,427
Short-Term Investments
Investment Companies	33,605,319	—	—	33,605,319
Repurchase Agreements	—	5,598,593	—	5,598,593
U.S. Treasury Obligation	—	544,288	—	544,288
U.S. Treasury Obligations	—	117,068,663	—	117,068,663

Total Assets	$44,869,007	$546,820,725	$—	$591,689,732

Total Liabilities	$—	$—	$—	$—

Total	$44,869,007	$546,820,725	$—	$591,689,732

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,352,276
Aggregate gross unrealized depreciation	(33,537,763)

Net unrealized depreciation	$(31,185,487)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$622,875,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Media (2.8%)
Comcast Corp., Class A	346,068	$16,202,904

Total Communication Services		16,202,904

Consumer Discretionary (2.7%)
Specialty Retail (2.7%)
Advance Auto Parts, Inc.	24,636	5,098,667
Lowe’s Cos., Inc.	53,007	10,717,485

Total Consumer Discretionary		15,816,152

Consumer Staples (10.2%)
Beverages (4.4%)
Coca-Cola Europacific Partners plc	326,354	15,864,068
Molson Coors Beverage Co., Class B	176,435	9,418,100

		25,282,168

Household Products (1.8%)
Procter & Gamble Co. (The)	70,207	10,727,630

Tobacco (4.0%)
Altria Group, Inc.	203,004	10,606,959
Philip Morris International, Inc.	135,571	12,735,540

		23,342,499

Total Consumer Staples		59,352,297

Energy (10.1%)
Oil, Gas & Consumable Fuels (10.1%)
Enbridge, Inc.	380,398	17,532,544
Hess Corp.	133,761	14,317,777
Phillips 66	190,002	16,414,273
Valero Energy Corp.	99,687	10,122,218

Total Energy		58,386,812

Financials (20.5%)
Banks (9.5%)
JPMorgan Chase & Co.	136,231	18,571,010
US Bancorp	278,619	14,808,600
Wells Fargo & Co.	456,758	22,134,492

		55,514,102

Capital Markets (2.7%)
Northern Trust Corp.	132,695	15,452,333

Consumer Finance (2.1%)
American Express Co.	66,879	12,506,373

Insurance (6.2%)
Allstate Corp. (The)	122,832	17,013,460
Chubb Ltd.	88,106	18,845,874

		35,859,334

Total Financials		119,332,142

Health Care (23.4%)
Health Care Equipment & Supplies (5.3%)
Becton Dickinson and Co.	46,273	12,308,618
Medtronic plc	168,971	18,747,332

		31,055,950

Health Care Providers & Services (11.2%)
Cigna Corp.	92,029	22,051,069
CVS Health Corp.	167,554	16,958,140
Humana, Inc.	14,651	6,375,676
UnitedHealth Group, Inc.	38,237	19,499,723

		64,884,608

Pharmaceuticals (6.9%)
Johnson & Johnson	50,611	8,969,787
Merck & Co., Inc.	288,566	23,676,841
Perrigo Co. plc	193,138	7,422,293

		40,068,921

Total Health Care		136,009,479

Industrials (10.9%)
Aerospace & Defense (5.7%)
General Dynamics Corp.	57,596	13,891,003
Raytheon Technologies Corp.	191,983	19,019,756

		32,910,759

Machinery (5.2%)
Deere & Co.	44,107	18,324,694
Stanley Black & Decker, Inc.	84,541	11,817,987

		30,142,681

Total Industrials		63,053,440

Information Technology (3.7%)
IT Services (1.6%)
Cognizant Technology Solutions Corp., Class A	99,072	8,883,786

Software (2.1%)
Oracle Corp.	149,214	12,344,474

Total Information Technology		21,228,260

Materials (9.0%)
Chemicals (9.0%)
Air Products and Chemicals, Inc.	65,008	16,246,149
Corteva, Inc.	180,963	10,401,753
DuPont de Nemours, Inc.	147,278	10,836,715
International Flavors & Fragrances, Inc.	112,386	14,759,654

Total Materials		52,244,271

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Corporate Office Properties Trust (REIT)	208,685	5,955,870

Total Real Estate		5,955,870

Utilities (4.1%)
Electric Utilities (4.1%)
Entergy Corp.	104,362	12,184,263
Pinnacle West Capital Corp.	152,157	11,883,462

Total Utilities		24,067,725

Total Investments in Securities (98.4%) (Cost $442,430,446)		571,649,352
Other Assets Less Liabilities (1.6%)		9,042,658

Net Assets (100%)		$580,692,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,202,904	$—	$—	$16,202,904
Consumer Discretionary	15,816,152	—	—	15,816,152
Consumer Staples	59,352,297	—	—	59,352,297
Energy	58,386,812	—	—	58,386,812
Financials	119,332,142	—	—	119,332,142
Health Care	136,009,479	—	—	136,009,479
Industrials	63,053,440	—	—	63,053,440
Information Technology	21,228,260	—	—	21,228,260
Materials	52,244,271	—	—	52,244,271
Real Estate	5,955,870	—	—	5,955,870
Utilities	24,067,725	—	—	24,067,725

Total Assets	$571,649,352	$—	$—	$571,649,352

Total Liabilities	$—	$—	$—	$—

Total	$571,649,352	$—	$—	$571,649,352

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,424,681
Aggregate gross unrealized depreciation	(5,624,382)

Net unrealized appreciation	$129,800,299

Federal income tax cost of investments in securities and derivative instruments, if applicable	$441,849,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.1%)
Diversified Telecommunication Services (1.9%)
Koninklijke KPN NV	90,000	$312,571
Liberty Global plc, Class A*	30,000	765,300
Liberty Global plc, Class C*	11,000	285,010
Lumen Technologies, Inc.	79,096	891,412
Telesat Corp.*	90,000	1,485,000

		3,739,293

Entertainment (1.8%)
Activision Blizzard, Inc.	4,000	320,440
Liberty Media Corp.-Liberty Braves, Class A(x)*	50,000	1,439,000
Madison Square Garden Entertainment Corp.*	1,500	124,965
Madison Square Garden Sports Corp.*	8,000	1,434,880
Zynga, Inc., Class A*	5,500	50,820

		3,370,105

Media (5.5%)
Beasley Broadcast Group, Inc., Class A*	30,000	52,800
Clear Channel Outdoor Holdings, Inc.*	445,000	1,539,700
DallasNews Corp.	26,000	180,960
DISH Network Corp., Class A*	35,000	1,107,750
EW Scripps Co. (The), Class A*	70,000	1,455,300
Fox Corp., Class B	68,000	2,467,040
Lee Enterprises, Inc.*	5,000	134,600
Shaw Communications, Inc., Class B	30,000	931,088
TEGNA, Inc.	63,000	1,411,200
Telenet Group Holding NV(x)	42,000	1,354,519

		10,634,957

Wireless Telecommunication Services (1.9%)
Millicom International Cellular SA(x)*	44,000	1,109,240
Orange Belgium SA	13,000	275,986
Telephone and Data Systems, Inc.	24,000	453,120
United States Cellular Corp.*	62,000	1,874,260

		3,712,606

Total Communication Services		21,456,961

Consumer Discretionary (5.2%)
Auto Components (0.5%)
Tenneco, Inc., Class A*	15,000	274,800
Veoneer, Inc.(x)*	20,000	739,000

		1,013,800

Diversified Consumer Services (0.6%)
Houghton Mifflin Harcourt Co.*	10,000	210,100
Terminix Global Holdings, Inc.*	20,000	912,600

		1,122,700

Hotels, Restaurants & Leisure (0.1%)
Entain plc*	5,000	107,243
Playtech plc*	6,000	46,322

		153,565

Household Durables (3.2%)
Hinokiya Group Co. Ltd.	2,000	38,555
Hunter Douglas NV*	6,762	1,289,822
Lennar Corp., Class B	34,500	2,358,075
Nobility Homes, Inc.	14,528	493,952
Sony Group Corp. (ADR)	20,000	2,054,200

		6,234,604

Internet & Direct Marketing Retail (0.3%)
Altaba, Inc.(x)*	102,200	595,826

Leisure Products (0.1%)
Accell Group NV*	2,000	126,855

Specialty Retail (0.4%)
Marshall Motor Holdings plc(m)	7,500	39,012
Sportsman’s Warehouse Holdings, Inc.*	62,000	662,780
Vivo Energy plc(m)	36,000	64,478

		766,270

Total Consumer Discretionary		10,013,620

Consumer Staples (0.9%)
Food & Staples Retailing (0.0%)
GrainCorp Ltd., Class A	6,000	37,935

Food Products (0.9%)
Sanderson Farms, Inc.	8,700	1,631,163
United Malt Group Ltd.	10,000	28,182

		1,659,345

Total Consumer Staples		1,697,280

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Alvopetro Energy Ltd.	88,333	386,499
Gulf Coast Ultra Deep Royalty Trust	550,000	20,405
Renewable Energy Group, Inc.*	4,300	260,795

Total Energy		667,699

Financials (3.8%)
Banks (1.5%)
Cadence Bank	11,800	345,268
First Horizon Corp.	15,000	352,350
Flushing Financial Corp.	56,000	1,251,600
Horizon Bancorp, Inc.	10,000	186,700
SouthState Corp.	1,800	146,862
Webster Financial Corp.	12,000	673,440

		2,956,220

Capital Markets (0.0%)
BKF Capital Group, Inc.*	2,434	29,208

Insurance (2.0%)
Alleghany Corp.*	600	508,200
American National Group, Inc.	17,500	3,309,075
Fanhua, Inc. (ADR)(x)	6,000	43,680
Topdanmark A/S	1,000	55,950

		3,916,905

Thrifts & Mortgage Finance (0.3%)
Aareal Bank AG(x)	16,500	518,470

Total Financials		7,420,803

Health Care (4.0%)
Biotechnology (0.3%)
Grifols SA (ADR)	24,000	280,320
Idorsia Ltd.(x)*	12,000	238,970

		519,290

Health Care Equipment & Supplies (0.9%)
Bioventus, Inc., Class A*	5,220	73,602
ICU Medical, Inc.*	500	111,320
Innocoll Holdings Ltd.(r)(x)*	125,000	—
Intersect ENT, Inc.*	22,984	643,782
IntriCon Corp.*	35,000	835,100
Ortho Clinical Diagnostics Holdings plc*	6,000	111,960

		1,775,764

Health Care Providers & Services (0.0%)
SOC Telemed, Inc.(x)*	500	1,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.9%)
Cerner Corp.	15,000	$1,403,400
Change Healthcare, Inc.*	10,000	218,000
Teladoc Health, Inc.*	1,700	122,621

		1,744,021

Life Sciences Tools & Services (0.0%)
Illumina, Inc.*	200	69,880

Pharmaceuticals (1.9%)
AstraZeneca plc (ADR)	10,000	663,400
Viatris, Inc.	100,000	1,088,000
Vifor Pharma AG*	11,000	1,961,203

		3,712,603

Total Health Care		7,823,053

Industrials (16.4%)
Aerospace & Defense (4.1%)
Aerojet Rocketdyne Holdings, Inc.*	150,000	5,902,500
Hexcel Corp.	14,000	832,580
Kaman Corp.	26,000	1,130,480
Meggitt plc*	7,500	74,805
Ultra Electronics Holdings plc	500	21,739

		7,962,104

Building Products (0.4%)
Carrier Global Corp.	7,000	321,090
Cornerstone Building Brands, Inc.*	10,500	255,360
Griffon Corp.	12,000	240,360

		816,810

Commercial Services & Supplies (1.2%)
US Ecology, Inc.*	50,000	2,394,000

Machinery (8.4%)
CFT SpA(r)*	25,000	120,858
CIRCOR International, Inc.*	18,000	479,160
Crane Co.	2,000	216,560
EnPro Industries, Inc.	15,000	1,465,950
Haldex AB*	18,000	78,094
Meritor, Inc.*	25,000	889,250
Mueller Industries, Inc.	26,500	1,435,505
Mueller Water Products, Inc., Class A	12,000	155,040
Neles OYJ	50,000	508,696
Park-Ohio Holdings Corp.	8,000	112,560
SPX FLOW, Inc.	60,000	5,173,200
Welbilt, Inc.*	185,000	4,393,750
Zardoya Otis SA	150,000	1,169,623

		16,198,246

Professional Services (0.3%)
Akka Technologies*	3,000	162,531
Intertrust NV(m)*	10,000	217,146
Nielsen Holdings plc	6,500	177,060
Volt Information Sciences, Inc.*	5,000	29,900

		586,637

Trading Companies & Distributors (2.0%)
Herc Holdings, Inc.	23,500	3,926,615

Total Industrials		31,884,412

Information Technology (9.0%)
Communications Equipment (0.4%)
Digi International, Inc.*	25,000	538,000
Pineapple Holdings, Inc.(x)	12,500	78,125
Plantronics, Inc.*	5,000	197,000

		813,125

Electronic Equipment, Instruments & Components (2.7%)
Coherent, Inc.*	1,500	410,040
CTS Corp.	8,000	282,720
Rogers Corp.*	16,500	4,483,050

		5,175,810

IT Services (0.3%)
eWork Group AB	2,000	22,913
MoneyGram International, Inc.*	61,000	644,160

		667,073

Semiconductors & Semiconductor Equipment (2.0%)
CMC Materials, Inc.	16,000	2,966,400
NeoPhotonics Corp.*	6,000	91,260
Siltronic AG	8,500	873,480

		3,931,140

Software (3.4%)
Anaplan, Inc.*	8,500	552,925
Aspen Technology, Inc.*	7,500	1,240,275
Avast plc(m)	100,000	744,187
Bottomline Technologies DE, Inc.*	12,000	680,160
Citrix Systems, Inc.	10,500	1,059,450
Mandiant Corp.*	11,500	256,565
Mimecast Ltd.*	12,500	994,500
Vonage Holdings Corp.*	50,000	1,014,500

		6,542,562

Technology Hardware, Storage & Peripherals (0.2%)
Diebold Nixdorf, Inc.*	60,000	403,800

Total Information Technology		17,533,510

Materials (6.7%)
Chemicals (3.6%)
Atotech Ltd.*	45,000	987,750
Ferro Corp.*	230,000	5,000,200
GCP Applied Technologies, Inc.*	30,000	942,600
Tronox Holdings plc, Class A	400	7,916

		6,938,466

Construction Materials (1.8%)
Vulcan Materials Co.	19,000	3,490,300

Containers & Packaging (0.7%)
Greif, Inc., Class A	2,000	130,120
Intertape Polymer Group, Inc.	6,000	190,441
Myers Industries, Inc.	51,000	1,101,600

		1,422,161

Metals & Mining (0.5%)
Endeavour Mining plc	4,700	116,584
Kinross Gold Corp.	5,960	34,993
Pan American Silver Corp.	25,000	682,318
Sierra Metals, Inc.(x)	55,000	64,900
Turquoise Hill Resources Ltd.*	1,500	45,043

		943,838

Paper & Forest Products (0.1%)
Neenah, Inc.	5,000	198,300

Total Materials		12,993,065

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Bluerock Residential Growth REIT, Inc. (REIT)	5,000	132,850
Condor Hospitality Trust, Inc. (REIT)(r)(x)*	13,500	—
Healthcare Trust of America, Inc. (REIT), Class A	2,000	62,680
Hibernia REIT plc (REIT)	10,000	17,901
Ryman Hospitality Properties, Inc. (REIT)*	11,000	1,020,470

		1,233,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.0%)
Corem Property Group AB, Class B	10,000	$25,927
S IMMO AG	1,000	24,519

		50,446

Total Real Estate		1,284,347

Utilities (9.5%)
Electric Utilities (5.3%)
Evergy, Inc.	28,000	1,913,520
PNM Resources, Inc.	161,500	7,698,705
Portland General Electric Co.	11,000	606,650

		10,218,875

Gas Utilities (2.6%)
Macquarie Infrastructure Holdings LLC	108,000	402,840
National Fuel Gas Co.	46,000	3,160,200
South Jersey Industries, Inc.	3,500	120,925
Southwest Gas Holdings, Inc.	16,500	1,291,785

		4,975,750

Independent Power and Renewable Electricity Producers (0.1%)
Alerion Cleanpower SpA(x)	8,000	266,453

Multi-Utilities (0.6%)
Avista Corp.	27,000	1,219,050

Water Utilities (0.9%)
Severn Trent plc	45,000	1,816,380

Total Utilities		18,496,508

Total Common Stocks (67.6%) (Cost $128,780,666)		131,271,258

PREFERRED STOCK:
Industrials (0.2%)
Industrial Conglomerates (0.2%)
Steel Partners Holdings LP 6.000%	15,000	349,800

Total Preferred Stock (0.2%) (Cost $270,047)		349,800

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Contraf-Nicotex-Tobacco GmbH, CVR(r)*	15,000	7,500

Total Consumer Staples		7,500

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)(x)*	21,000	7,245
Adamas Pharmaceuticals, Inc., CVR *	108,000	5,400
Ambit Biosciences Corp., CVR(r)*	20,000	25,350
Clementia Pharmaceuticals, Inc., CVR(r)*	40,000	—
Tobira Therapeutics, Inc., CVR(r)(x)*	15,000	—

		37,995

Pharmaceuticals (0.0%)
Ocera Therapeutics, Inc., CVR(r)*	16,000	2,720
Zogenix, Inc., CVR(r)*	1,500	765

		3,485

Total Health Care		41,480

Information Technology (0.0%)
Communications Equipment (0.0%)
Pineapple Holdings, Inc., CVR(r)*	12,500	8,250

IT Services (0.0%)
Flexion, Inc., CVR*	1,000	650

Total Information Technology		8,900

Materials (0.0%)
Metals & Mining (0.0%)
Kinross Gold Corp., CVR(r)*	14,000	—

Total Materials		—

Total Rights (0.0%) (Cost $7,865)		57,880

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (30.0%)
JPMorgan Prime Money Market Fund, IM Shares	58,122,397	58,134,022

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $2,440,986, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $2,489,789.(xx)	$2,440,969	2,440,969
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $200,018, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $221,160.(xx)	200,000	200,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $100,001, collateralized by various Common Stocks; total market value $115,819.(xx)	100,000	100,000

Total Repurchase Agreements		2,740,969

Total Short-Term Investments (31.4%) (Cost $60,869,366)		60,874,991

Total Investments in Securities (99.2%) (Cost $189,927,944)		192,553,929
Other Assets Less Liabilities (0.8%)		1,562,062

Net Assets (100%)		$194,115,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $1,064,823 or 0.5% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $3,196,907. This was collateralized by $666,473 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 8/15/51 and by cash of $2,740,969 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$19,513,885	$1,943,076	$—		$21,456,961
Consumer Discretionary	7,211,555	2,802,065	—		10,013,620
Consumer Staples	1,631,163	66,117	—		1,697,280
Energy	667,699	—	—		667,699
Financials	6,817,175	603,628	—		7,420,803
Health Care	5,622,880	2,200,173	—	(a)	7,823,053
Industrials	29,530,920	2,232,634	120,858		31,884,412
Information Technology	15,892,930	1,640,580	—		17,533,510
Materials	12,993,065	—	—		12,993,065
Real Estate	1,216,000	68,347	—	(a)	1,284,347
Utilities	16,413,675	2,082,833	—		18,496,508
Preferred Stock
Industrials	349,800	—	—		349,800
Rights
Consumer Staples	—	—	7,500		7,500
Health Care	—	5,400	36,080		41,480
Information Technology	—	650	8,250		8,900
Materials	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	58,134,022	—	—		58,134,022
Repurchase Agreements	—	2,740,969	—		2,740,969

Total Assets	$175,994,769	$16,386,472	$172,688		$192,553,929

Total Liabilities	$—	$—	$—		$—

Total	$175,994,769	$16,386,472	$172,688		$192,553,929

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,944,374
Aggregate gross unrealized depreciation	(17,436,093)

Net unrealized appreciation	$2,508,281

Federal income tax cost of investments in securities and derivative instruments, if applicable	$190,045,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Diversified Telecommunication Services (0.9%)
Anterix, Inc.*	5,000	$289,500
Consolidated Communications Holdings, Inc.*	37,000	218,300
EchoStar Corp., Class A*	30,000	730,200
Iridium Communications, Inc.*	292,000	11,773,440
Liberty Global plc, Class A*	97,471	2,486,485
Liberty Global plc, Class C*	230,000	5,959,300
Liberty Latin America Ltd., Class A*	50,000	485,000
Liberty Latin America Ltd., Class C*	8,920	85,543
Telesat Corp.(x)*	325,000	5,362,500
Verizon Communications, Inc.	85,000	4,329,900

		31,720,168

Entertainment (3.6%)
IMAX Corp.*	58,000	1,097,940
Liberty Media Corp.-Liberty Braves, Class A*	380,000	10,936,400
Liberty Media Corp.-Liberty Braves, Class C*	150,000	4,186,500
Live Nation Entertainment, Inc.*	266,100	31,304,004
Madison Square Garden Entertainment Corp.*	309,707	25,801,690
Madison Square Garden Sports Corp.*	177,000	31,746,720
Marcus Corp. (The)(x)*	525,000	9,292,500
Reading International, Inc., Class A(x)*	179,000	766,120
Reading International, Inc., Class B(x)*	11,000	209,000
Take-Two Interactive Software, Inc.*	57,000	8,763,180
World Wrestling Entertainment, Inc., Class A	29,000	1,810,760

		125,914,814

Interactive Media & Services (0.0%)
Cars.com, Inc.*	22,000	317,460

Media (3.6%)
AMC Networks, Inc., Class A*	56,000	2,275,280
Beasley Broadcast Group, Inc., Class A*‡	537,000	945,120
Clear Channel Outdoor Holdings, Inc.*	1,050,000	3,633,000
Corus Entertainment, Inc., Class B	345,000	1,357,757
Discovery, Inc., Class A(x)*	11,500	286,580
Discovery, Inc., Class C*	35,000	873,950
DISH Network Corp., Class A*	18,974	600,527
EW Scripps Co. (The), Class A*	2,076,000	43,160,040
Gray Television, Inc.	319,300	7,046,951
Gray Television, Inc., Class A	40,000	822,400
Grupo Televisa SAB (ADR)	190,000	2,223,000
Interpublic Group of Cos., Inc. (The)	770,000	27,296,500
Nexstar Media Group, Inc., Class A	35,000	6,596,800
Salem Media Group, Inc.(x)*	175,000	593,250
Sinclair Broadcast Group, Inc., Class A	470,014	13,169,792
Sirius XM Holdings, Inc.(x)	1,000,000	6,620,000
Townsquare Media, Inc., Class A*	185,100	2,367,429
WideOpenWest, Inc.*	330,000	5,755,200

		125,623,576

Wireless Telecommunication Services (0.7%)
Gogo, Inc.(x)*	254,000	4,841,240
Rogers Communications, Inc., Class B(x)	200,000	11,350,000
Shenandoah Telecommunications Co.	112,236	2,646,525
Telephone and Data Systems, Inc.	120,000	2,265,600
United States Cellular Corp.*	96,000	2,902,080
VEON Ltd. (ADR)*	800,000	546,240

		24,551,685

Total Communication Services		308,127,703

Consumer Discretionary (12.9%)
Auto Components (2.6%)
BorgWarner, Inc.	246,000	9,569,400
Brembo SpA	1,000,088	11,142,460
Dana, Inc.	1,185,035	20,821,065
Garrett Motion, Inc.(x)*	325,000	2,336,750
Garrett Motion, Inc. Series A(r)*	135,916	1,069,115
Gentex Corp.	190,000	5,542,300
Modine Manufacturing Co.*	1,245,000	11,217,450
Standard Motor Products, Inc.	210,800	9,093,912
Stoneridge, Inc.*	249,365	5,176,818
Strattec Security Corp.(x)*‡	223,005	8,311,396
Superior Industries International, Inc.*	70,000	326,200
Tenneco, Inc., Class A*	400,000	7,328,000

		91,934,866

Automobiles (0.2%)
Thor Industries, Inc.(x)	4,000	314,800
Winnebago Industries, Inc.	98,000	5,294,940

		5,609,740

Distributors (0.1%)
Uni-Select, Inc.*	201,000	4,903,811

Diversified Consumer Services (0.0%)
Universal Technical Institute, Inc.*	198,000	1,752,300

Hotels, Restaurants & Leisure (3.2%)
Biglari Holdings, Inc., Class A*‡	12,000	8,484,000
Boyd Gaming Corp.	545,000	35,850,100
Canterbury Park Holding Corp.‡	327,000	7,194,000
Cheesecake Factory, Inc. (The)*	130,000	5,172,700
Churchill Downs, Inc.	100,000	22,178,000
Cracker Barrel Old Country Store, Inc.	6,000	712,380
Denny’s Corp.*	385,080	5,510,495
Full House Resorts, Inc.*	435,000	4,180,350
GAN Ltd.*	57,000	274,740
Golden Entertainment, Inc.*	105,000	6,097,350
Inspired Entertainment, Inc.*	12,000	147,600
International Game Technology plc	60,000	1,480,800
Las Vegas Sands Corp.*	82,000	3,187,340
Nathan’s Famous, Inc.	192,000	10,400,640
Rock Field Co. Ltd.(x)	210,000	2,550,005

		113,420,500

Household Durables (2.3%)
Bassett Furniture Industries, Inc.	415,000	6,872,400
Cavco Industries, Inc.*	156,500	37,693,025
Ethan Allen Interiors, Inc.	35,000	912,450
Hunter Douglas NV*	20,300	3,872,138
La-Z-Boy, Inc.	280,000	7,383,600
Lennar Corp., Class B	105,000	7,176,750
Lifetime Brands, Inc.	11,000	141,240
Nobility Homes, Inc.	160,087	5,442,958
Skyline Champion Corp.*	196,000	10,756,480

		80,251,041

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	587,000	7,490,120
Lands’ End, Inc.*	135,000	2,284,200

		9,774,320

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	22,000	288,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Brunswick Corp.	56,500	$4,570,285
Johnson Outdoors, Inc., Class A	18,000	1,399,140
Marine Products Corp.(x)	265,700	3,068,835
Universal Entertainment Corp.*	55,000	1,230,897

		10,558,017

Specialty Retail (3.6%)
Aaron’s Co., Inc. (The)	57,000	1,144,560
AutoNation, Inc.*	410,000	40,827,800
Big 5 Sporting Goods Corp.(x)	50,000	857,500
Bowlin Travel Centers, Inc.*	76,500	382,500
Monro, Inc.	170,000	7,537,800
O’Reilly Automotive, Inc.*	10,000	6,849,600
Penske Automotive Group, Inc.	450,000	42,174,000
Pets at Home Group plc	260,000	1,230,345
Sally Beauty Holdings, Inc.*	610,000	9,534,300
Tractor Supply Co.	66,500	15,519,105

		126,057,510

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	150,000	2,233,500
Movado Group, Inc.	195,000	7,614,750
Wolverine World Wide, Inc.	53,500	1,206,960

		11,055,210

Total Consumer Discretionary		455,317,315

Consumer Staples (4.9%)
Beverages (0.7%)
Boston Beer Co., Inc. (The), Class A*	5,800	2,253,126
Brown-Forman Corp., Class A	87,000	5,458,380
Crimson Wine Group Ltd.*	368,000	2,977,120
Davide Campari-Milano NV	425,000	4,943,562
Primo Water Corp.	710,000	10,117,500

		25,749,688

Food & Staples Retailing (1.8%)
Casey’s General Stores, Inc.	19,000	3,765,230
Ingles Markets, Inc., Class A‡	607,000	54,053,350
Village Super Market, Inc., Class A	145,024	3,553,088
Weis Markets, Inc.	16,500	1,178,430

		62,550,098

Food Products (1.1%)
Calavo Growers, Inc.	74,000	2,697,300
Farmer Bros Co.*	575,000	4,094,000
Flowers Foods, Inc.	60,000	1,542,600
Hain Celestial Group, Inc. (The)*	130,000	4,472,000
Ingredion, Inc.	19,500	1,699,425
J & J Snack Foods Corp.	45,000	6,979,500
John B Sanfilippo & Son, Inc.	17,000	1,418,480
Landec Corp.*	68,000	787,440
Lifeway Foods, Inc.(x)*	30,000	216,600
Limoneira Co.	80,000	1,174,400
Maple Leaf Foods, Inc.	130,000	3,119,626
Post Holdings, Inc.*	100,000	6,926,000
Tootsie Roll Industries, Inc.	88,580	3,096,757

		38,224,128

Household Products (1.0%)
Church & Dwight Co., Inc.	100,000	9,938,000
Energizer Holdings, Inc.	150,000	4,614,000
Oil-Dri Corp. of America‡	434,031	12,434,988
WD-40 Co.	40,000	7,329,200

		34,316,188

Personal Products (0.3%)
BellRing Brands, Inc.*	110,931	2,560,283
Edgewell Personal Care Co.	132,000	4,840,440
United-Guardian, Inc.	140,000	3,155,600

		10,556,323

Total Consumer Staples		171,396,425

Energy (1.4%)
Energy Equipment & Services (0.9%)
Dril-Quip, Inc.*	390,000	14,566,500
KLX Energy Services Holdings, Inc.(x)*	19,000	98,230
Oceaneering International, Inc.*	135,000	2,046,600
RPC, Inc.*	1,410,000	15,044,700

		31,756,030

Oil, Gas & Consumable Fuels (0.5%)
CNX Resources Corp.*	190,000	3,936,800
Navigator Holdings Ltd.*	400,000	4,884,000
ONEOK, Inc.	137,000	9,676,310

		18,497,110

Total Energy		50,253,140

Financials (4.1%)
Banks (2.2%)
Ameris Bancorp	37,000	1,623,560
Atlantic Union Bankshares Corp.	12,000	440,280
Cadence Bank	37,800	1,106,028
Colony Bankcorp, Inc.	12,000	224,040
Eagle Bancorp, Inc.	60,000	3,420,600
FB Financial Corp.	12,000	533,040
First Bancorp (Nasdaq Stock Exchange)	10,000	417,700
First Bancorp (Quotrix Stock Exchange)	84,000	1,102,080
First Busey Corp.	28,500	722,190
First Horizon Corp.	68,000	1,597,320
Flushing Financial Corp.	628,000	14,035,800
FNB Corp.	46,000	572,700
Hope Bancorp, Inc.	570,000	9,165,600
Huntington Bancshares, Inc.	250,000	3,655,000
OceanFirst Financial Corp.	63,000	1,266,300
Peapack-Gladstone Financial Corp.	12,000	417,000
Primis Financial Corp.	11,000	153,780
Renasant Corp.	22,000	735,900
Sandy Spring Bancorp, Inc.	68,000	3,054,560
Seacoast Banking Corp. of Florida	37,000	1,295,740
ServisFirst Bancshares, Inc.(x)	26,000	2,477,540
Southern First Bancshares, Inc.*	19,000	965,960
SouthState Corp.	19,440	1,586,110
SVB Financial Group*	4,000	2,237,800
Synovus Financial Corp.	75,000	3,675,000
Thomasville Bancshares, Inc.	15,960	1,045,380
Towne Bank	11,000	329,340
Trustmark Corp.	12,000	364,680
United Community Banks, Inc.	23,000	800,400
Webster Financial Corp.	332,000	18,631,840

		77,653,268

Capital Markets (1.6%)
BKF Capital Group, Inc.*	13,000	156,000
Charles Schwab Corp. (The)	75,000	6,323,250
Cohen & Steers, Inc.	278,000	23,877,420
Federated Hermes, Inc.	80,000	2,724,800
GAM Holding AG(x)*	435,000	533,497
Janus Henderson Group plc	254,500	8,912,590
KKR & Co., Inc.	150,000	8,770,500
PJT Partners, Inc., Class A	82,000	5,175,840
Post Holdings Partnering Corp., Class A*	76,900	752,082
Pzena Investment Management, Inc., Class A	80,000	641,600
Wright Investors’ Service Holdings, Inc.*	115,000	27,025

		57,894,604

Consumer Finance (0.1%)
Medallion Financial Corp.(x)	175,000	1,487,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PROG Holdings, Inc.*	77,739	$2,236,551

		3,724,051

Diversified Financial Services (0.0%)
Compass Diversified Holdings	30,000	713,100

Insurance (0.2%)
Alleghany Corp.*	3,000	2,541,000
Argo Group International Holdings Ltd.	70,000	2,889,600

		5,430,600

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	38,000	413,440
Crazy Woman Creek Bancorp, Inc.	14,000	364,140

		777,580

Total Financials		146,193,203

Health Care (5.3%)
Biotechnology (0.0%)
OPKO Health, Inc.(x)*	200,000	688,000

Health Care Equipment & Supplies (4.5%)
Align Technology, Inc.*	300	130,800
Biolase, Inc.*	1	1
Cardiovascular Systems, Inc.*	35,000	791,000
CONMED Corp.	57,500	8,541,625
Cooper Cos., Inc. (The)	14,000	5,846,260
Cutera, Inc.*	706,000	48,714,000
Dexcom, Inc.*	13,000	6,650,800
Heska Corp.*	16,000	2,212,480
ICU Medical, Inc.*	21,000	4,675,440
IntriCon Corp.*	267,192	6,375,201
Masimo Corp.*	85,000	12,370,900
Meridian Bioscience, Inc.*	230,000	5,970,800
Neogen Corp.*	40,000	1,233,600
Neuronetics, Inc.(x)*	57,500	174,225
NuVasive, Inc.*	150,000	8,505,000
Orthofix Medical, Inc.*	64,000	2,092,800
Quidel Corp.*	161,000	18,106,060
STERIS plc	87,000	21,033,990
Surmodics, Inc.*	55,000	2,493,150

		155,918,132

Health Care Providers & Services (0.4%)
Chemed Corp.	2,500	1,266,375
Covetrus, Inc.*	30,000	503,700
Henry Schein, Inc.*	20,000	1,743,800
Invitae Corp.*	100,000	797,000
Patterson Cos., Inc.	325,000	10,520,250

		14,831,125

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	83,000	2,680,900
Teladoc Health, Inc.*	10,000	721,300

		3,402,200

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	20,000	11,264,600
NeoGenomics, Inc.*	4,000	48,600

		11,313,200

Pharmaceuticals (0.0%)
Cassava Sciences, Inc.*	1	37

Total Health Care		186,152,694

Industrials (41.6%)
Aerospace & Defense (6.0%)
AAR Corp.*	110,000	5,327,300
Aerojet Rocketdyne Holdings, Inc.*	1,490,000	58,631,500
Astronics Corp.*	10,000	129,300
Astronics Corp., Class B(x)*	30,000	386,400
Curtiss-Wright Corp.	152,000	22,824,320
Ducommun, Inc.*	111,000	5,815,290
HEICO Corp.	120,900	18,562,986
HEICO Corp., Class A	3,000	380,490
Innovative Solutions and Support, Inc.*	107,500	866,450
Kaman Corp.	1,117,500	48,588,900
Moog, Inc., Class A	67,000	5,882,600
Moog, Inc., Class B	34,021	2,987,044
Park Aerospace Corp.	650,000	8,482,500
Textron, Inc.	286,000	21,272,680
Woodward, Inc.	82,000	10,242,620

		210,380,380

Building Products (1.6%)
A O Smith Corp.	78,000	4,983,420
Armstrong Flooring, Inc.*	585,000	836,550
Fortune Brands Home & Security, Inc.	10,000	742,800
Gibraltar Industries, Inc.*	41,000	1,760,950
Griffon Corp.	1,995,000	39,959,850
Johnson Controls International plc	112,000	7,343,840

		55,627,410

Commercial Services & Supplies (4.6%)
ACCO Brands Corp.	155,000	1,240,000
Casella Waste Systems, Inc., Class A*	130,000	11,394,500
IAA, Inc.*	422,500	16,160,625
KAR Auction Services, Inc.*	440,000	7,942,000
Kimball International, Inc., Class B	220,000	1,859,000
Loomis AB	210,000	5,741,810
Matthews International Corp., Class A	560,000	18,121,600
Republic Services, Inc.	330,000	43,725,000
Rollins, Inc.	1,540,000	53,977,000
Team, Inc.*	965,000	2,132,650

		162,294,185

Construction & Engineering (0.2%)
Arcosa, Inc.	100,000	5,725,000
Granite Construction, Inc.	15,000	492,000
Valmont Industries, Inc.	10,000	2,386,000

		8,603,000

Electrical Equipment (2.2%)
Allied Motion Technologies, Inc.	60,016	1,790,878
AMETEK, Inc.	330,500	44,015,990
AZZ, Inc.	178,000	8,586,720
Rockwell Automation, Inc.	87,000	24,362,610
Vicor Corp.*	1,500	105,825

		78,862,023

Industrial Conglomerates (0.4%)
Roper Technologies, Inc.	26,500	12,514,095

Machinery (17.8%)
Albany International Corp., Class A	36,000	3,035,520
Altra Industrial Motion Corp.	38,000	1,479,340
Astec Industries, Inc.	470,000	20,210,000
Chart Industries, Inc.*	124,400	21,368,188
CIRCOR International, Inc.*	660,000	17,569,200
CNH Industrial NV(x)	2,690,000	42,663,400
Commercial Vehicle Group, Inc.*	125,000	1,056,250
Crane Co.	552,000	59,770,560
Donaldson Co., Inc.	211,000	10,957,230
Eastern Co. (The)	266,039	6,196,048
Enerpac Tool Group Corp.	60,000	1,313,400
EnPro Industries, Inc.	414,000	40,460,220
Federal Signal Corp.	500,000	16,875,000
Flowserve Corp.	104,000	3,733,600
Franklin Electric Co., Inc.	250,000	20,760,000
Gencor Industries, Inc.*	55,100	566,428
Gorman-Rupp Co. (The)	430,000	15,428,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Graco, Inc.	440,000	$30,676,800
Graham Corp.	54,000	416,340
Hyster-Yale Materials Handling, Inc.	212,924	7,071,206
IDEX Corp.	89,000	17,063,970
Interpump Group SpA	210,000	10,559,203
Iveco Group NV*	625,000	4,062,317
Kennametal, Inc.	206,000	5,893,660
L B Foster Co., Class A*	455,069	6,994,410
Lincoln Electric Holdings, Inc.	94,000	12,954,140
Lindsay Corp.	59,500	9,342,095
LS Starrett Co. (The), Class A(x)*‡	442,000	3,398,980
Manitowoc Co., Inc. (The)*	34,000	512,720
Middleby Corp. (The)*	4,800	786,912
Mueller Industries, Inc.	1,545,000	83,692,650
Mueller Water Products, Inc., Class A	1,360,000	17,571,200
Nordson Corp.	39,500	8,969,660
Park-Ohio Holdings Corp.	555,000	7,808,850
Shyft Group, Inc. (The)	272,000	9,821,920
Standex International Corp.	81,000	8,093,520
Tennant Co.	343,000	27,028,400
Toro Co. (The)	47,000	4,018,030
Trinity Industries, Inc.	430,000	14,774,800
Twin Disc, Inc.(x)*	525,100	8,737,664
Watts Water Technologies, Inc., Class A	286,000	39,922,740
Welbilt, Inc.*	80,000	1,900,000

		625,514,971

Trading Companies & Distributors (8.8%)
GATX Corp.	859,500	106,002,135
H&E Equipment Services, Inc.	22,000	957,440
Herc Holdings, Inc.	887,000	148,208,831
Lawson Products, Inc.*	100,000	3,854,000
McGrath RentCorp	23,000	1,954,540
Rush Enterprises, Inc., Class B‡	745,000	36,020,750
Titan Machinery, Inc.*	60,000	1,695,600
United Rentals, Inc.*	27,000	9,590,670

		308,283,966

Total Industrials		1,462,080,030

Information Technology (3.1%)
Communications Equipment (0.0%)
Pineapple Holdings, Inc.(x)	115,000	718,750

Electronic Equipment, Instruments & Components (1.9%)
Badger Meter, Inc.	107,000	10,668,970
Bel Fuse, Inc., Class A(x)‡	165,500	3,475,500
Bel Fuse, Inc., Class B	22,000	392,480
CTS Corp.	1,000,000	35,340,000
Daktronics, Inc.*	145,000	556,800
Itron, Inc.*	67,000	3,529,560
Landis+Gyr Group AG*	18,000	1,138,520
Littelfuse, Inc.	46,000	11,472,860
Napco Security Technologies, Inc.(x)*	30,000	615,600
Trans-Lux Corp.*	120,060	85,548

		67,275,838

IT Services (0.1%)
Alithya Group, Inc., Class A*	750,000	1,912,500
MoneyGram International, Inc.*	58,000	612,480
Steel Connect, Inc.*	840,000	1,083,600

		3,608,580

Software (0.7%)
Fortinet, Inc.*	23,000	7,860,020
GTY Technology Holdings, Inc.*	185,000	597,550
Tyler Technologies, Inc.*	37,300	16,594,397

		25,051,967

Technology Hardware, Storage & Peripherals (0.4%)
Diebold Nixdorf, Inc.*	1,750,000	11,777,500
Intevac, Inc.*	50,000	267,500
TransAct Technologies, Inc.*	80,000	564,800

		12,609,800

Total Information Technology		109,264,935

Materials (8.2%)
Chemicals (5.2%)
Ashland Global Holdings, Inc.	58,000	5,707,780
Chase Corp.	6,000	521,460
Core Molding Technologies, Inc.*	345,000	3,712,200
Element Solutions, Inc.	67,000	1,467,300
Ferro Corp.*	1,970,000	42,827,800
FMC Corp.	30,000	3,947,100
GCP Applied Technologies, Inc.*	675,000	21,208,500
Hawkins, Inc.	44,500	2,042,550
HB Fuller Co.	355,000	23,454,850
Huntsman Corp.	100,000	3,751,000
Livent Corp.*	52,000	1,355,640
Minerals Technologies, Inc.	193,000	12,766,950
NewMarket Corp.	15,000	4,865,700
Olin Corp.	116,000	6,064,480
Quaker Chemical Corp.	5,000	864,050
Scotts Miracle-Gro Co. (The)	74,000	9,099,040
Sensient Technologies Corp.	189,000	15,866,550
Takasago International Corp.	30,000	673,592
Tredegar Corp.	1,455,000	17,445,450
Valvoline, Inc.	162,000	5,112,720

		182,754,712

Containers & Packaging (1.7%)
Greif, Inc., Class A	212,030	13,794,672
Myers Industries, Inc.	1,650,014	35,640,302
Sonoco Products Co.	155,000	9,696,800

		59,131,774

Metals & Mining (1.3%)
Allegheny Technologies, Inc.*	510,000	13,688,400
Ampco-Pittsburgh Corp.(x)*	660,000	4,164,600
Barrick Gold Corp.	24,000	588,720
Haynes International, Inc.	10,500	447,300
Kinross Gold Corp.	45,000	264,600
Materion Corp.	255,000	21,863,700
TimkenSteel Corp.*	215,000	4,704,200

		45,721,520

Total Materials		287,608,006

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Indus Realty Trust, Inc. (REIT)‡	338,500	24,740,965
Ryman Hospitality Properties, Inc. (REIT)*	567,700	52,665,529
Seritage Growth Properties (REIT), Class A(x)*	124,500	1,576,170

		78,982,664

Real Estate Management & Development (1.6%)
Capital Properties, Inc., Class A	72,004	864,768
Gyrodyne LLC*	4,004	57,017
St Joe Co. (The)	785,600	46,538,944
Tejon Ranch Co.*	464,000	8,472,640

		55,933,369

Total Real Estate		134,916,033

Utilities (4.8%)
Electric Utilities (1.9%)
Evergy, Inc.	150,000	10,251,000
Otter Tail Corp.	280,000	17,500,000
PNM Resources, Inc.	794,000	37,849,980

		65,600,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (1.4%)
Chesapeake Utilities Corp.	6,000	$826,560
Macquarie Infrastructure Holdings LLC	90,000	335,700
National Fuel Gas Co.	170,000	11,679,000
Northwest Natural Holding Co.	34,000	1,758,480
ONE Gas, Inc.	34,000	3,000,160
Southwest Gas Holdings, Inc.	417,300	32,670,417

		50,270,317

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)	240,000	6,175,200
Ormat Technologies, Inc.(x)	84,000	6,873,720

		13,048,920

Multi-Utilities (0.8%)
Black Hills Corp.	180,000	13,863,600
NorthWestern Corp.	264,000	15,969,360

		29,832,960

Water Utilities (0.3%)
Cadiz, Inc.(x)*	10,000	20,700
SJW Group	102,000	7,097,160
York Water Co. (The)	43,500	1,956,195

		9,074,055

Total Utilities		167,827,232

Total Common Stocks (98.9%) (Cost $1,380,580,323)		3,479,136,716

CONVERTIBLE PREFERRED STOCK:
Consumer Discretionary (0.1%)
Auto Components (0.1%)
Garrett Motion, Inc. 11.000%(x)*	305,000	2,525,400

Total Convertible Preferred Stock (0.1%) (Cost $1,601,250)		2,525,400

PREFERRED STOCK:
Industrials (0.0%)
Industrial Conglomerates (0.0%)
Steel Partners Holdings LP 6.000%	86,000	2,005,520

Total Preferred Stock (0.0%) (Cost $2,033,498)		2,005,520

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Communications Equipment (0.0%)
Pineapple Holdings, Inc., CVR(r)* (Cost $—)	115,000	75,900

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	425,707

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $2,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $10,670,865, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 11/15/51; total market value $10,884,207.(xx)	10,670,791	10,670,791
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $2,000,017, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27- 11/15/50; total market value $2,040,834.(xx)	2,000,000	2,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $6,000,525, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $6,634,792.(xx)	6,000,000	6,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $3,000,032, collateralized by various Common Stocks; total market value $3,333,609.(xx)	3,000,000	3,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $5,000,056, collateralized by various Common Stocks; total market value $5,790,942.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		30,670,791

Total Short-Term Investments (0.9%) (Cost $30,670,791)		30,670,791

Total Investments in Securities (99.9%) (Cost $1,414,885,862)		3,514,840,034
Other Assets Less Liabilities (0.1%)		2,522,402

Net Assets (100%)		$3,517,362,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $30,018,572. This was collateralized by $436,618 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 5/15/51 and by cash of $30,670,791 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A*	537,000	1,014,930	—	—	—	(69,810)	945,120	—	—
Consumer Discretionary
Auto Components
Strattec Security Corp.(x)*	223,005	8,244,539	10,671	—	—	56,186	8,311,396	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	12,000	8,340,000	—	—	—	144,000	8,484,000	—	—
Canterbury Park Holding Corp.	327,000	5,644,020	—	—	—	1,549,980	7,194,000	45,780	—
Consumer Staples
Food & Staples Retailing
Ingles Markets, Inc., Class A	607,000	54,092,010	—	(1,744,579)	1,290,849	415,070	54,053,350	103,125	—
Household Products
Oil-Dri Corp. of America	434,031	13,941,507	244,505	—	—	(1,751,024)	12,434,988	115,452	—
Industrials
Machinery
LS Starrett Co. (The), Class A(x)*	442,000	4,132,700	—	—	—	(733,720)	3,398,980	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	745,000	40,315,590	—	(95,815)	74,228	(4,273,253)	36,020,750	141,930	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A(x)	165,500	2,391,475	—	—	—	1,084,025	3,475,500	9,930	—
Real Estate
Equity Real Estate Investment Trusts (REITs)
Indus Realty Trust, Inc. (REIT)	338,500	27,560,400	—	(117,315)	23,158	(2,725,278)	24,740,965	54,160	—

Total		165,677,171	255,176	(1,957,709)	1,388,235	(6,303,824)	159,059,049	470,377	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$307,305,303	$822,400	$—	$308,127,703
Consumer Discretionary	419,912,897	34,335,303	1,069,115	455,317,315
Consumer Staples	163,259,143	8,137,282	—	171,396,425
Energy	50,253,140	—	—	50,253,140
Financials	144,094,186	2,099,017	—	146,193,203
Health Care	186,152,694	—	—	186,152,694
Industrials	1,438,343,256	23,736,774	—	1,462,080,030
Information Technology	104,565,367	4,699,568	—	109,264,935
Materials	286,934,414	673,592	—	287,608,006
Real Estate	134,051,265	864,768	—	134,916,033
Utilities	167,827,232	—	—	167,827,232
Convertible Preferred Stock
Consumer Discretionary	2,525,400	—	—	2,525,400
Preferred Stock
Industrials	2,005,520	—	—	2,005,520
Rights
Information Technology	—	—	75,900	75,900
Short-Term Investments
Repurchase Agreements	—	30,670,791	—	30,670,791
Warrants
Materials	—	425,707	—	425,707

Total Assets	$3,407,229,817	$106,465,202	$1,145,015	$3,514,840,034

Total Liabilities	$—	$—	$—	$—

Total	$3,407,229,817	$106,465,202	$1,145,015	$3,514,840,034

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,233,526,200
Aggregate gross unrealized depreciation	(137,408,572)

Net unrealized appreciation	$2,096,117,628

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,418,722,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (82.6%)
Communication Services (10.9%)
Diversified Telecommunication Services (3.5%)
CCO Holdings LLC
5.500%, 5/1/26§	$150,000	$152,062
5.000%, 2/1/28§	225,000	222,082
4.750%, 3/1/30§	358,000	342,839
4.250%, 2/1/31§	300,000	273,729
4.750%, 2/1/32§	277,000	257,610
4.500%, 5/1/32	400,000	365,040
4.500%, 6/1/33§	450,000	402,750
Iliad Holding SASU
7.000%, 10/15/28§	375,000	374,914
Level 3 Financing, Inc.
5.250%, 3/15/26	350,000	349,613
4.625%, 9/15/27§	25,000	23,669
4.250%, 7/1/28§	300,000	274,594
Lumen Technologies, Inc.
5.125%, 12/15/26§	452,000	430,248
5.375%, 6/15/29§	486,000	430,717
Series G
6.875%, 1/15/28	375,000	373,125
Series W
6.750%, 12/1/23	178,000	184,568
Sprint Capital Corp.
8.750%, 3/15/32	250,000	336,016
Switch Ltd.
3.750%, 9/15/28§	200,000	193,970
4.125%, 6/15/29§	250,000	245,000
Virgin Media Finance plc
5.000%, 7/15/30§	400,000	376,860
Windstream Escrow LLC
7.750%, 8/15/28§	297,000	299,542
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	773,000	711,338
6.125%, 3/1/28§	1,472,000	1,317,440

		7,937,726

Entertainment (2.0%)
Cinemark USA, Inc.
8.750%, 5/1/25§	225,000	234,844
5.250%, 7/15/28(x)§	1,150,000	1,071,800
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	634,000	611,810
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	376,000	378,049
5.625%, 3/15/26§	500,000	509,375
6.500%, 5/15/27§	557,000	591,601
Playtika Holding Corp.
4.250%, 3/15/29§	1,200,000	1,112,640

		4,510,119

Interactive Media & Services (0.3%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28(x)§	306,000	265,363
ZipRecruiter, Inc.
5.000%, 1/15/30§	575,000	559,906

		825,269

Media (4.2%)
CSC Holdings LLC
7.500%, 4/1/28§	450,000	441,000
5.750%, 1/15/30§	525,000	469,711
4.625%, 12/1/30(x)§	975,000	813,199
DISH DBS Corp.
5.875%, 7/15/22	100,000	100,250
Gray Escrow II, Inc.
5.375%, 11/15/31§	257,000	245,114
Gray Television, Inc.
5.875%, 7/15/26§	222,000	227,372
4.750%, 10/15/30§	347,000	320,472
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	555,000	525,863
Nexstar Media, Inc.
5.625%, 7/15/27§	978,000	989,002
Outfront Media Capital LLC
5.000%, 8/15/27§	895,000	873,565
4.250%, 1/15/29§	625,000	581,406
4.625%, 3/15/30§	200,000	188,250
Sinclair Television Group, Inc.
5.500%, 3/1/30§	304,000	262,960
Sirius XM Radio, Inc.
4.000%, 7/15/28§	475,000	450,063
3.875%, 9/1/31§	346,000	317,396
Stagwell Global LLC
5.625%, 8/15/29§	395,000	374,353
TEGNA, Inc.
4.750%, 3/15/26§	500,000	498,125
5.000%, 9/15/29	215,000	215,587
Videotron Ltd.
3.625%, 6/15/29§	212,000	195,040
Virgin Media Vendor Financing Notes IV DAC
5.000%, 7/15/28§	200,000	192,000
VZ Secured Financing BV
5.000%, 1/15/32§	526,000	484,578
Ziggo Bond Co. BV
6.000%, 1/15/27§	737,000	741,053

		9,506,359

Wireless Telecommunication Services (0.9%)
Sprint Corp.
7.875%, 9/15/23	260,000	275,925
7.625%, 3/1/26	198,000	223,049
Vmed O2 UK Financing I plc
4.250%, 1/31/31§	950,000	865,925
4.750%, 7/15/31§	651,000	610,313

		1,975,212

Total Communication Services		24,754,685

Consumer Discretionary (12.0%)
Auto Components (0.2%)
Clarios Global LP
6.250%, 5/15/26§	113,000	116,597
Icahn Enterprises LP
6.375%, 12/15/25	216,000	219,240

		335,837

Distributors (0.4%)
Ritchie Bros Holdings, Inc.
4.750%, 12/15/31§	591,000	577,702
Univar Solutions USA, Inc.
5.125%, 12/1/27§	356,000	354,220

		931,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Diversified Consumer Services (0.5%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	$200,000	$200,038
Sotheby’s
7.375%, 10/15/27§	950,000	972,695

		1,172,733

Hotels, Restaurants & Leisure (5.6%)
1011778 BC ULC
5.750%, 4/15/25§	268,000	275,537
3.875%, 1/15/28§	1,250,000	1,182,813
4.375%, 1/15/28§	125,000	120,301
4.000%, 10/15/30§	300,000	271,515
Boyd Gaming Corp.
4.750%, 6/15/31§	425,000	409,594
Caesars Entertainment, Inc.
6.250%, 7/1/25§	584,000	601,403
8.125%, 7/1/27(x)§	125,000	133,744
4.625%, 10/15/29(x)§	143,000	133,867
Caesars Resort Collection LLC
5.750%, 7/1/25§	350,000	357,782
Carnival Corp.
6.000%, 5/1/29§	295,000	277,300
CDI Escrow Issuer, Inc. (CRDI)
5.750%, 4/1/30§	424,000	428,240
CEC Entertainment LLC
6.750%, 5/1/26(x)§	222,000	211,177
Churchill Downs, Inc.
5.500%, 4/1/27§	298,000	300,608
Dave & Buster’s, Inc.
7.625%, 11/1/25§	547,000	574,230
Everi Holdings, Inc.
5.000%, 7/15/29§	1,000,000	945,120
Golden Entertainment, Inc.
7.625%, 4/15/26§	417,000	434,201
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	470,000	485,181
IRB Holding Corp.
7.000%, 6/15/25§	629,000	656,928
6.750%, 2/15/26§	262,000	266,585
Life Time, Inc.
5.750%, 1/15/26§	362,000	360,642
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	340,000	302,600
Powdr Corp.
6.000%, 8/1/25§	94,000	95,997
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	446,000	426,688
Scientific Games Holdings LP
6.625%, 3/1/30(x)§	324,000	318,168
Speedway Motorsports LLC
4.875%, 11/1/27§	400,000	387,500
Station Casinos LLC
4.500%, 2/15/28§	667,000	631,982
4.625%, 12/1/31§	1,210,000	1,101,100
Vail Resorts, Inc.
6.250%, 5/15/25§	146,000	150,563
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	293,000	281,573
Yum! Brands, Inc.
5.375%, 4/1/32 $	523,000	523,669

		12,646,608

Household Durables (0.4%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	873,000	897,008
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	79,000	80,327

		977,335

Internet & Direct Marketing Retail (0.8%)
Getty Images, Inc.
9.750%, 3/1/27§	1,086,000	1,125,367
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	686,000	650,843

		1,776,210

Leisure Products (0.3%)
Mattel, Inc.
3.750%, 4/1/29§	202,000	193,163
Vista Outdoor, Inc.
4.500%, 3/15/29§	605,000	552,062

		745,225

Specialty Retail (3.6%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	144,000	135,900
5.000%, 2/15/32§	320,000	296,736
eG Global Finance plc
8.500%, 10/30/25§	572,000	583,617
LBM Acquisition LLC
6.250%, 1/15/29§	983,000	920,737
LCM Investments Holdings II LLC
4.875%, 5/1/29(x)§	440,000	412,909
LSF9 Atlantis Holdings LLC
7.750%, 2/15/26§	1,025,000	988,561
Park River Holdings, Inc.
6.750%, 8/1/29§	425,000	351,688
Rent-A-Center, Inc.
6.375%, 2/15/29(x)§	825,000	753,588
Sonic Automotive, Inc.
4.625%, 11/15/29§	225,000	201,825
4.875%, 11/15/31§	279,000	246,915
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	1,766,000	1,787,563
SRS Distribution, Inc.
4.625%, 7/1/28§	328,000	312,010
6.000%, 12/1/29§	904,000	837,330
White Cap Buyer LLC
6.875%, 10/15/28(x)§	391,000	369,495

		8,198,874

Textiles, Apparel & Luxury Goods (0.2%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	377,000	395,379

Total Consumer Discretionary		27,180,123

Consumer Staples (5.0%)
Beverages (0.2%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	287,000	259,046
Triton Water Holdings, Inc.
6.250%, 4/1/29§	256,000	220,160

		479,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Food & Staples Retailing (2.0%)
Performance Food Group, Inc.
6.875%, 5/1/25§	$784,000	$805,560
5.500%, 10/15/27§	800,000	798,000
4.250%, 8/1/29§	525,000	477,094
United Natural Foods, Inc.
6.750%, 10/15/28§	187,000	191,675
US Foods, Inc.
6.250%, 4/15/25§	624,000	641,160
4.750%, 2/15/29§	830,000	790,575
4.625%, 6/1/30§	858,000	791,505

		4,495,569

Food Products (2.0%)
B&G Foods, Inc.
5.250%, 4/1/25	265,000	259,700
Chobani LLC
4.625%, 11/15/28§	525,000	484,312
Kraft Heinz Foods Co.
6.875%, 1/26/39	296,000	364,062
4.375%, 6/1/46	498,000	493,922
Post Holdings, Inc.
5.750%, 3/1/27§	144,000	144,360
5.500%, 12/15/29§	500,000	479,514
4.625%, 4/15/30§	165,000	148,294
4.500%, 9/15/31§	1,334,000	1,177,255
Sigma Holdco BV
7.875%, 5/15/26(x)§	592,000	489,880
Simmons Foods, Inc.
4.625%, 3/1/29§	468,000	438,750

		4,480,049

Household Products (0.5%)
Central Garden & Pet Co.
4.125%, 10/15/30	182,000	165,165
Energizer Holdings, Inc.
4.750%, 6/15/28§	396,000	360,023
Spectrum Brands, Inc.
5.750%, 7/15/25(x)	370,000	376,475
5.500%, 7/15/30§	48,000	45,907
3.875%, 3/15/31(x)§	350,000	307,230

		1,254,800

Personal Products (0.3%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	422,000	429,385
Prestige Brands, Inc.
3.750%, 4/1/31§	283,000	251,921

		681,306

Total Consumer Staples		11,390,930

Energy (9.8%)
Energy Equipment & Services (0.1%)
Precision Drilling Corp.
7.125%, 1/15/26§	244,000	248,880

Oil, Gas & Consumable Fuels (9.7%)
Aethon United BR LP
8.250%, 2/15/26§	197,000	204,880
Antero Midstream Partners LP
5.750%, 3/1/27§	375,000	381,101
5.750%, 1/15/28§	325,000	331,094
5.375%, 6/15/29§	75,000	74,625
Antero Resources Corp.
7.625%, 2/1/29§	88,000	95,022
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	430,000	439,675
Blue Racer Midstream LLC
7.625%, 12/15/25§	141,000	147,345
6.625%, 7/15/26§	379,000	384,950
Buckeye Partners LP
4.500%, 3/1/28§	250,000	238,750
5.850%, 11/15/43	175,000	147,875
5.600%, 10/15/44	150,000	125,482
Callon Petroleum Co.
8.000%, 8/1/28(x)§	50,000	52,250
Colgate Energy Partners III LLC
5.875%, 7/1/29§	1,588,000	1,641,690
Comstock Resources, Inc.
6.750%, 3/1/29§	25,000	25,656
5.875%, 1/15/30§	600,000	588,900
CQP Holdco LP
5.500%, 6/15/31§	325,000	319,000
Crescent Energy Finance LLC
7.250%, 5/1/26§	376,000	373,180
Crestwood Midstream Partners LP
5.625%, 5/1/27(x)§	136,000	134,640
6.000%, 2/1/29§	588,000	585,060
CrownRock LP
5.625%, 10/15/25§	656,000	666,857
5.000%, 5/1/29§	150,000	150,187
Delek Logistics Partners LP
6.750%, 5/15/25	637,000	635,408
DT Midstream, Inc.
4.125%, 6/15/29§	125,000	119,450
4.375%, 6/15/31§	525,000	502,687
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	302,000	310,305
Endeavor Energy Resources LP
6.625%, 7/15/25§	65,000	67,356
Enviva Partners LP
6.500%, 1/15/26§	400,000	410,536
EQM Midstream Partners LP
4.750%, 1/15/31§	300,000	280,500
Genesis Energy LP
8.000%, 1/15/27	489,000	498,907
7.750%, 2/1/28	799,000	800,438
Hilcorp Energy I LP
5.750%, 2/1/29§	50,000	50,030
6.000%, 2/1/31§	375,000	375,938
Holly Energy Partners LP
5.000%, 2/1/28§	785,000	741,825
MEG Energy Corp.
7.125%, 2/1/27§	425,000	444,125
5.875%, 2/1/29§	450,000	454,968
New Fortress Energy, Inc.
6.750%, 9/15/25(x)§	250,000	250,313
NuStar Logistics LP
5.750%, 10/1/25	218,000	222,360
6.000%, 6/1/26	250,000	253,125
Occidental Petroleum Corp.
6.375%, 9/1/28	100,000	112,625
6.625%, 9/1/30(x)	277,000	317,858
6.125%, 1/1/31	415,000	466,356
7.500%, 5/1/31	50,000	60,812
6.450%, 9/15/36	1,719,000	2,022,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
6.200%, 3/15/40	$200,000	$220,500
6.600%, 3/15/46	525,000	615,563
PBF Logistics LP
6.875%, 5/15/23	306,000	304,241
Rockcliff Energy II LLC
5.500%, 10/15/29§	157,000	157,000
Rockies Express Pipeline LLC
4.950%, 7/15/29§	25,000	24,125
4.800%, 5/15/30§	625,000	592,188
Southwestern Energy Co.
7.750%, 10/1/27	245,000	258,549
4.750%, 2/1/32	251,000	250,372
Summit Midstream Holdings LLC
8.500%, 10/15/26§	431,000	412,683
Sunoco LP
6.000%, 4/15/27	575,000	585,063
4.500%, 4/30/30§	382,000	351,669
Targa Resources Partners LP
5.875%, 4/15/26(x)	510,000	525,249
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§	375,000	363,424
4.125%, 8/15/31§	225,000	220,381
Western Midstream Operating LP
5.450%, 4/1/44	25,000	25,440
5.300%, 3/1/48	450,000	443,250

		21,856,327

Total Energy		22,105,207

Financials (9.5%)
Consumer Finance (2.7%)
Credit Acceptance Corp.
6.625%, 3/15/26	200,000	204,750
Curo Group Holdings Corp.
7.500%, 8/1/28(x)§	532,000	455,525
Enova International, Inc.
8.500%, 9/1/24§	516,000	513,420
Ford Motor Credit Co. LLC
4.542%, 8/1/26	250,000	250,000
4.125%, 8/17/27	750,000	731,077
2.900%, 2/16/28	250,000	225,625
4.000%, 11/13/30	1,225,000	1,149,969
OneMain Finance Corp.
8.875%, 6/1/25(x)	179,000	188,120
6.625%, 1/15/28	600,000	626,250
4.000%, 9/15/30(x)	650,000	573,625
PROG Holdings, Inc.
6.000%, 11/15/29§	950,000	878,750
VistaJet Malta Finance plc
6.375%, 2/1/30§	400,000	378,000

		6,175,111

Diversified Financial Services (1.1%)
Asteroid Private Merger Sub, Inc.
8.500%, 11/15/29§	243,000	235,110
MPH Acquisition Holdings LLC
5.750%, 11/1/28(x)§	325,000	293,410
Oxford Finance LLC
6.375%, 2/1/27§	675,000	687,501
Shift4 Payments LLC
4.625%, 11/1/26§	532,000	510,055
Verscend Escrow Corp.
9.750%, 8/15/26§	707,000	734,396

		2,460,472

Insurance (4.2%)
Acrisure LLC
7.000%, 11/15/25§	1,775,000	1,750,594
4.250%, 2/15/29§	275,000	249,562
Alliant Holdings Intermediate LLC
4.250%, 10/15/27§	850,000	816,680
6.750%, 10/15/27§	685,000	678,150
AmWINS Group, Inc.
4.875%, 6/30/29§	1,519,000	1,450,645
AssuredPartners, Inc.
7.000%, 8/15/25§	675,000	668,250
5.625%, 1/15/29§	875,000	804,344
HUB International Ltd.
7.000%, 5/1/26§	987,000	995,636
NFP Corp.
4.875%, 8/15/28(x)§	600,000	571,932
6.875%, 8/15/28§	1,575,000	1,490,344

		9,476,137

Thrifts & Mortgage Finance (1.5%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	508,000	505,460
7.625%, 5/1/26§	76,000	72,580
6.625%, 1/15/27§	419,000	387,575
Home Point Capital, Inc.
5.000%, 2/1/26(x)§	400,000	327,000
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	350,000	336,000
PHH Mortgage Corp.
7.875%, 3/15/26(x)§	208,000	195,218
Provident Funding Associates LP
6.375%, 6/15/25§	875,000	858,594
Rocket Mortgage LLC
2.875%, 10/15/26§	186,000	170,423
3.875%, 3/1/31§	375,000	337,500
United Wholesale Mortgage LLC
5.500%, 11/15/25§	350,000	339,500

		3,529,850

Total Financials		21,641,570

Health Care (5.7%)
Biotechnology (0.1%)
Grifols Escrow Issuer SA
4.750%, 10/15/28§	230,000	218,360

Health Care Equipment & Supplies (0.8%)
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29§	347,000	319,899
5.250%, 10/1/29§	1,149,000	1,071,443
Varex Imaging Corp.
7.875%, 10/15/27§	445,000	476,150

		1,867,492

Health Care Providers & Services (3.2%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§	475,000	473,219
5.000%, 4/15/29§	250,000	246,328
AdaptHealth LLC
6.125%, 8/1/28§	281,000	275,380
5.125%, 3/1/30(x)§	298,000	276,022

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Community Health Systems, Inc.
4.750%, 2/15/31§	$425,000	$401,625
DaVita, Inc.
3.750%, 2/15/31§	450,000	393,750
Encompass Health Corp.
5.750%, 9/15/25(x)	275,000	279,125
4.750%, 2/1/30	800,000	767,776
HCA, Inc.
7.690%, 6/15/25	254,000	279,400
HealthEquity, Inc.
4.500%, 10/1/29§	734,000	695,465
Legacy LifePoint Health LLC
4.375%, 2/15/27§	50,000	48,375
Radiology Partners, Inc.
9.250%, 2/1/28§	1,000,000	995,000
RP Escrow Issuer LLC
5.250%, 12/15/25§	700,000	682,500
Tenet Healthcare Corp.
4.625%, 9/1/24§	150,000	150,555
4.875%, 1/1/26§	572,000	576,576
5.125%, 11/1/27§	200,000	200,450
4.625%, 6/15/28§	100,000	98,000
US Acute Care Solutions LLC
6.375%, 3/1/26§	364,000	358,995
Vizient, Inc.
6.250%, 5/15/27§	187,000	192,376

		7,390,917

Health Care Technology (0.1%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	202,946

Pharmaceuticals (1.5%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	461,000	471,661
Bausch Health Cos., Inc.
5.500%, 11/1/25§	604,000	600,708
4.875%, 6/1/28§	202,000	193,415
6.250%, 2/15/29§	262,000	216,328
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	438,000	441,285
3.500%, 4/1/30§	118,000	107,970
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	192,000
Organon & Co.
5.125%, 4/30/31§	842,000	813,246
P&L Development LLC
7.750%, 11/15/25§	335,000	308,200

		3,344,813

Total Health Care		13,024,528

Industrials (11.2%)
Aerospace & Defense (1.1%)
Rolls-Royce plc
5.750%, 10/15/27§	252,000	257,708
TransDigm UK Holdings plc
6.875%, 5/15/26	225,000	228,937
TransDigm, Inc.
6.250%, 3/15/26§	750,000	770,213
6.375%, 6/15/26	75,000	75,491
7.500%, 3/15/27	400,000	414,000
5.500%, 11/15/27	375,000	372,150
4.625%, 1/15/29	350,000	326,375

		2,444,874

Airlines (0.8%)
Air Canada
3.875%, 8/15/26§	750,000	705,938
American Airlines, Inc.
5.500%, 4/20/26§	200,000	201,520
5.750%, 4/20/29§	325,000	323,375
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§	325,000	325,185
United Airlines, Inc.
4.375%, 4/15/26§	250,000	245,175

		1,801,193

Building Products (1.2%)
CP Atlas Buyer, Inc.
7.000%, 12/1/28(x)§	328,000	279,075
Eco Material Technologies, Inc.
7.875%, 1/31/27§	525,000	522,685
JELD-WEN, Inc.
6.250%, 5/15/25§	250,000	256,875
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	279,000	267,380
SRM Escrow Issuer LLC
6.000%, 11/1/28§	375,000	369,281
Standard Industries, Inc.
4.375%, 7/15/30§	332,000	304,876
Summit Materials LLC
5.250%, 1/15/29§	383,000	377,255
Victors Merger Corp.
6.375%, 5/15/29§	269,000	219,907

		2,597,334

Commercial Services & Supplies (5.0%)
ACCO Brands Corp.
4.250%, 3/15/29§	106,000	98,092
ADT Security Corp. (The)
4.125%, 6/15/23	164,000	165,435
4.875%, 7/15/32§	491,000	452,334
Allied Universal Holdco LLC
6.625%, 7/15/26§	732,000	738,917
9.750%, 7/15/27§	464,000	478,059
6.000%, 6/1/29(x)§	151,000	132,503
Aramark Services, Inc.
5.000%, 4/1/25§	214,000	212,930
6.375%, 5/1/25§	865,000	883,946
5.000%, 2/1/28(x)§	200,000	195,170
Cimpress plc
7.000%, 6/15/26§	224,000	212,520
Covanta Holding Corp.
4.875%, 12/1/29§	1,200,000	1,146,132
5.000%, 9/1/30	200,000	189,500
Garda World Security Corp.
9.500%, 11/1/27§	710,000	724,200
6.000%, 6/1/29§	310,000	279,304
GFL Environmental, Inc.
5.125%, 12/15/26§	186,000	187,133
4.000%, 8/1/28§	250,000	230,000
4.750%, 6/15/29§	866,000	825,471
4.375%, 8/15/29(x)§	925,000	859,094
KAR Auction Services, Inc.
5.125%, 6/1/25§	988,000	996,398
Madison IAQ LLC
5.875%, 6/30/29§	1,117,000	1,002,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Matthews International Corp.
5.250%, 12/1/25§	$688,000	$691,440
Nielsen Finance LLC
5.875%, 10/1/30(x)§	362,000	362,000
4.750%, 7/15/31§	372,000	369,907

		11,432,992

Construction & Engineering (0.8%)
Artera Services LLC
9.033%, 12/4/25§	811,333	809,159
Dycom Industries, Inc.
4.500%, 4/15/29§	470,000	442,975
Pike Corp.
5.500%, 9/1/28§	342,000	320,197
Weekley Homes LLC
4.875%, 9/15/28§	242,000	222,640

		1,794,971

Machinery (0.7%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28(x)§	350,000	327,250
Clark Equipment Co.
5.875%, 6/1/25§	281,000	283,547
Wabash National Corp.
4.500%, 10/15/28§	175,000	157,500
Welbilt, Inc.
9.500%, 2/15/24	689,000	700,368

		1,468,665

Professional Services (0.7%)
AMN Healthcare, Inc.
4.625%, 10/1/27§	275,000	267,094
ASGN, Inc.
4.625%, 5/15/28§	525,000	510,786
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	550,000	517,687
KBR, Inc.
4.750%, 9/30/28§	300,000	288,000
Science Applications International Corp.
4.875%, 4/1/28§	102,000	100,343

		1,683,910

Road & Rail (0.8%)
NESCO Holdings II, Inc.
5.500%, 4/15/29§	442,000	433,712
Watco Cos. LLC
6.500%, 6/15/27§	1,052,000	1,037,535
XPO Logistics, Inc.
6.250%, 5/1/25§	358,000	369,116

		1,840,363

Trading Companies & Distributors (0.1%)
WESCO Distribution, Inc.
7.250%, 6/15/28§	269,000	284,683

Total Industrials		25,348,985

Information Technology (9.2%)
Communications Equipment (1.7%)
CommScope Technologies LLC
6.000%, 6/15/25§	967,000	923,485
CommScope, Inc.
6.000%, 3/1/26§	576,000	581,213
8.250%, 3/1/27§	449,000	437,326
4.750%, 9/1/29§	1,222,000	1,127,295
Viasat, Inc.
5.625%, 9/15/25(x)§	500,000	487,500
5.625%, 4/15/27§	400,000	392,500

		3,949,319

Electronic Equipment, Instruments & Components (0.3%)
II-VI, Inc.
5.000%, 12/15/29§	127,000	124,778
Likewize Corp.
9.750%, 10/15/25§	571,000	575,996

		700,774

IT Services (1.9%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	200,000	177,250
Alliance Data Systems Corp.
4.750%, 12/15/24§	1,329,000	1,304,546
7.000%, 1/15/26§	758,000	769,370
Black Knight InfoServ LLC
3.625%, 9/1/28§	207,000	196,279
Cablevision Lightpath LLC
3.875%, 9/15/27§	650,000	607,750
5.625%, 9/15/28§	200,000	181,600
ION Trading Technologies Sarl
5.750%, 5/15/28§	200,000	193,000
Northwest Fiber LLC
6.000%, 2/15/28(x)§	267,000	232,290
Unisys Corp.
6.875%, 11/1/27§	494,000	516,848

		4,178,933

Software (5.2%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	756,000	774,900
Boxer Parent Co., Inc.
7.125%, 10/2/25(x)§	346,000	358,975
Camelot Finance SA
4.500%, 11/1/26§	608,000	587,480
Change Healthcare Holdings LLC
5.750%, 3/1/25§	1,240,000	1,235,350
Clarivate Science Holdings Corp.
3.875%, 7/1/28§	400,000	381,000
4.875%, 7/1/29(x)§	1,390,000	1,306,600
Condor Merger Sub, Inc.
7.375%, 2/15/30§	378,000	361,935
Helios Software Holdings, Inc.
4.625%, 5/1/28§	672,000	619,920
LogMeIn, Inc.
5.500%, 9/1/27§	380,000	354,350
Minerva Merger Sub, Inc.
6.500%, 2/15/30§	683,000	663,432
NCR Corp.
5.000%, 10/1/28§	419,000	398,594
5.125%, 4/15/29§	609,000	584,488
NortonLifeLock, Inc.
5.000%, 4/15/25§	258,000	257,678
Open Text Holdings, Inc.
4.125%, 12/1/31§	395,000	370,644
Rocket Software, Inc.
6.500%, 2/15/29(x)§	580,000	525,625
SS&C Technologies, Inc.
5.500%, 9/30/27§	2,161,000	2,181,054
ZoomInfo Technologies LLC
3.875%, 2/1/29§	964,000	882,060

		11,844,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.1%)
Diebold Nixdorf, Inc.
9.375%, 7/15/25(x)§	$104,000	$105,560

Total Information Technology		20,778,671

Materials (7.4%)
Chemicals (2.1%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	500,000	464,970
7.500%, 9/30/29(x)§	325,000	288,533
Avient Corp.
5.750%, 5/15/25§	184,000	188,293
Diamond BC BV
4.625%, 10/1/29§	635,000	566,737
Illuminate Buyer LLC
9.000%, 7/1/28§	782,000	789,820
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	338,000	314,840
Minerals Technologies, Inc.
5.000%, 7/1/28§	435,000	414,338
NOVA Chemicals Corp.
4.875%, 6/1/24§	160,000	162,400
Nufarm Australia Ltd.
5.000%, 1/27/30§	318,000	313,230
Olympus Water US Holding Corp.
4.250%, 10/1/28§	558,000	507,127
6.250%, 10/1/29(x)§	200,000	177,000
WR Grace Holdings LLC
5.625%, 8/15/29§	627,000	586,308

		4,773,596

Containers & Packaging (4.1%)
ARD Finance SA
6.500%, 6/30/27§	496,000	451,980
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	1,309,000	1,178,100
Ardagh Packaging Finance plc
4.125%, 8/15/26§	400,000	384,348
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	385,000	360,456
Crown Americas LLC
5.250%, 4/1/30(x)§	514,000	526,865
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	750,000	772,500
Graham Packaging Co., Inc.
7.125%, 8/15/28(x)§	186,000	169,158
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	453,000	447,791
LABL, Inc.
6.750%, 7/15/26§	355,000	351,006
10.500%, 7/15/27(x)§	617,000	616,784
5.875%, 11/1/28§	227,000	214,515
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	655,000	650,833
7.250%, 4/15/25(x)§	1,150,000	1,136,832
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	333,000	330,086
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	1,440,000	1,440,000
8.500%, 8/15/27(e)(x)§	200,000	200,000

		9,231,254

Metals & Mining (1.2%)
Arconic Corp.
6.125%, 2/15/28(x)§	1,200,000	1,200,240
Constellium SE
5.625%, 6/15/28§	250,000	251,075
3.750%, 4/15/29§	75,000	67,031
Kaiser Aluminum Corp.
4.500%, 6/1/31§	378,000	338,310
Novelis Corp.
4.750%, 1/30/30§	250,000	242,245
SunCoke Energy, Inc.
4.875%, 6/30/29§	750,000	705,563

		2,804,464

Total Materials		16,809,314

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	429,000	416,130
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	350,000	354,375
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25(x)§	184,000	191,360
5.875%, 10/1/28§	356,000	355,110
4.875%, 5/15/29§	239,000	223,489
VICI Properties LP (REIT)
3.750%, 2/15/27§	250,000	243,438
XHR LP (REIT)
6.375%, 8/15/25§	354,000	364,620
4.875%, 6/1/29§	156,000	151,663

		2,300,185

Real Estate Management & Development (0.5%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	216,000	225,720
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	672,000	670,320
Howard Hughes Corp. (The)
4.375%, 2/1/31(x)§	255,000	239,261

		1,135,301

Total Real Estate		3,435,486

Utilities (0.4%)
Gas Utilities (0.2%)
Suburban Propane Partners LP
5.000%, 6/1/31§	525,000	493,500

Water Utilities (0.2%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	470,000	484,349

Total Utilities		977,849

Total Corporate Bonds		187,447,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Loan Participations (5.3%)
Consumer Discretionary (0.7%)
Auto Components (0.2%)
EyeCare Partners LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 7.756%, 11/15/29(k)	$496,169	$493,068

Automobiles (0.2%)
First Brands Group LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 6.000%, 3/30/27(k)	396,249	392,683

Diversified Consumer Services (0.3%)
Tecta America Corp., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 8.50%), 9.250%, 4/9/29(k)	625,000	625,000

Total Consumer Discretionary		1,510,751

Financials (1.4%)
Capital Markets (0.5%)
Nexus Buyer LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.25%), 6.750%, 11/5/29(k)	1,150,000	1,139,219

Financials (0.4%)
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 5.707%, 1/31/28(k)	1,000,000	978,958

Insurance (0.5%)
Asurion LLC, 2nd Lien Term Loan B4
(ICE LIBOR USD 1 Month + 5.25%), 5.707%, 1/20/29(k)	1,100,000	1,074,700

Total Financials		3,192,877

Health Care (0.6%)
Health Care Providers & Services (0.6%)
National Mentor Holdings, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.25%), 8.260%, 3/2/29(k)	375,000	361,875
Sound Inpatient Physicians, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 7.207%, 6/26/26(k)	550,000	542,667
Southern Veterinary Partners LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.75%), 7.750%, 10/5/28(k)	375,000	373,593

		1,278,135

Total Health Care		1,278,135

Industrials (0.8%)
Commercial Services & Supplies (0.0%)
Vaco Holdings LLC, Initial Term Loan
(CME Term SOFR 1 Month + 5.00%), 5.750%, 1/21/29(k)	74,813	74,002

Electrical Equipment (0.1%)
VC GB Holdings I Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 7.756%, 7/23/29(k)	225,000	217,125

Industrials (0.7%)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.500%, 4/20/28(k)	475,000	480,429
Brand Energy & Infrastructure Services, Inc., Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.250%, 6/21/24(k)	1,133,895	1,080,350

		1,560,779

Total Industrials		1,851,906

Information Technology (1.2%)
Software (1.2%)
Applied Systems, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 6.506%, 9/19/25(k)	1,310,150	1,300,938
Ascend Learning LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 5.75%), 6.250%, 12/10/29(k)	100,000	99,000
Loyalty Ventures, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 4.50%), 5.000%, 11/3/27(k)	343,438	334,852
UKG, Inc., 2nd Lien Incremental Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 6.212%, 5/3/27(k)	975,000	966,266

		2,701,056

Total Information Technology		2,701,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.5%)
Chemicals (0.3%)
CPC Acquisition Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.75%), 8.756%, 12/29/28(k)	$750,000	$718,125

Containers & Packaging (0.2%)
First Brands Group LLC, 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.50%), 9.500%, 3/30/28(k)	400,000	398,000

Total Materials		1,116,125

Utilities (0.1%)
Electric Utilities (0.1%)
S2P Acquisition Borrower, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.000%, 8/14/26(k)	274,297	272,125

Total Utilities		272,125

Total Loan Participations		11,922,975

Total Long-Term Debt Securities (87.9%) (Cost $205,783,197)		199,370,323

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%)
iShares Broad USD High Yield Corporate Bond ETF(x)	195,880	7,611,897
iShares iBoxx High Yield Corporate Bond ETF(x)	76,360	6,283,664
SPDR Bloomberg High Yield Bond ETF(x)	61,144	6,267,260

Total Exchange Traded Funds (8.9%) (Cost $21,920,256)		20,162,821

SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	52,361	52,371

Total Investment Companies		5,052,371

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.5%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $3,000,024, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $3,060,001.(xx)	$3,000,000	3,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $8,917,602, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $9,095,891.(xx)	8,917,540	8,917,540
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $1,000,009, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $1,020,417.(xx)	1,000,000	1,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $2,200,193, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23- 8/15/48; total market value $2,432,757.(xx)	2,200,000	2,200,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $2,200,024, collateralized by various Common Stocks; total market value $2,548,014.(xx)	$2,200,000	$2,200,000

Total Repurchase Agreements		19,317,540

Total Short-Term Investments (10.7%) (Cost $24,369,911)		24,369,911

Total Investments in Securities (107.5%) (Cost $252,073,364)		243,903,055
Other Assets Less Liabilities (-7.5%)		(16,962,200)

Net Assets (100%)		$226,940,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $165,846,107 or 73.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $26,279,930. This was collateralized by $2,558,093 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.500%, maturing 4/15/22 - 11/15/51 and by cash of $24,317,540 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CME — Chicago Mercantile Exchange

CRDI — CREST Depository Interest

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$24,754,685	$—	$24,754,685
Consumer Discretionary	—	27,180,123	—	27,180,123
Consumer Staples	—	11,390,930	—	11,390,930
Energy	—	22,105,207	—	22,105,207
Financials	—	21,641,570	—	21,641,570
Health Care	—	13,024,528	—	13,024,528
Industrials	—	25,348,985	—	25,348,985
Information Technology	—	20,778,671	—	20,778,671
Materials	—	16,809,314	—	16,809,314
Real Estate	—	3,435,486	—	3,435,486
Utilities	—	977,849	—	977,849
Exchange Traded Funds	20,162,821	—	—	20,162,821
Loan Participations
Consumer Discretionary	—	1,510,751	—	1,510,751
Financials	—	3,192,877	—	3,192,877
Health Care	—	1,278,135	—	1,278,135
Industrials	—	1,851,906	—	1,851,906
Information Technology	—	2,701,056	—	2,701,056
Materials	—	1,116,125	—	1,116,125
Utilities	—	272,125	—	272,125
Short-Term Investments
Investment Companies	5,052,371	—	—	5,052,371
Repurchase Agreements	—	19,317,540	—	19,317,540

Total Assets	$25,215,192	$218,687,863	$—	$243,903,055

Total Liabilities	$—	$—	$—	$—

Total	$25,215,192	$218,687,863	$—	$243,903,055

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,372,073
Aggregate gross unrealized depreciation	(9,863,775)

Net unrealized depreciation	$(8,491,702)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$252,394,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.4%)
Diversified Telecommunication Services (0.7%)
Anterix, Inc.*	2,270	$131,433
ATN International, Inc.	2,213	88,255
Consolidated Communications Holdings, Inc.*	14,544	85,810
Cuentas, Inc.(x)*	620	800
IDT Corp., Class B*	2,834	96,611
Ooma, Inc.(x)*	47,857	717,376
Radius Global Infrastructure, Inc.*	14,105	201,419

		1,321,704

Entertainment (0.1%)
Ballantyne Strong, Inc.*	2,491	7,672
Chicken Soup For The Soul Entertainment, Inc.(x)*	1,390	11,106
Cinedigm Corp., Class A(x)*	28,410	23,115
CuriosityStream, Inc.(x)*	5,081	14,735
Dolphin Entertainment, Inc.*	2,325	12,113
Eros STX Global Corp.(x)*	3,034	8,466
Gaia, Inc.*	2,197	10,809
LiveOne, Inc.(x)*	11,129	9,081
Marcus Corp. (The)(x)*	4,629	81,933
Reading International, Inc., Class A*	3,239	13,863

		192,893

Interactive Media & Services (1.0%)
AutoWeb, Inc.*	1,561	3,606
Creatd, Inc.(x)*	1,479	1,701
DHI Group, Inc.*	9,153	54,460
Eventbrite, Inc., Class A*	31,449	464,502
EverQuote, Inc., Class A*	3,918	63,393
IZEA Worldwide, Inc.(x)*	11,241	18,660
Kubient, Inc.*	2,305	3,918
Liberty TripAdvisor Holdings, Inc., Class A*	14,247	29,206
Outbrain, Inc.(x)*	4,871	52,266
QuinStreet, Inc.*	9,861	114,388
Society Pass, Inc.(x)*	651	1,933
Super League Gaming, Inc.(x)*	1,836	3,452
Travelzoo*	1,116	7,321
TrueCar, Inc.*	19,127	75,552
Zedge, Inc., Class B*	2,047	12,466
ZipRecruiter, Inc., Class A(x)*	43,648	1,003,031

		1,909,855

Media (1.1%)
Audacy, Inc.*	23,486	67,874
Beasley Broadcast Group, Inc., Class A*	1,845	3,247
Boston Omaha Corp., Class A*	3,991	101,252
Clear Channel Outdoor Holdings, Inc.*	71,447	247,207
comScore, Inc.*	13,728	39,948
Cumulus Media, Inc., Class A*	3,738	37,193
Daily Journal Corp.*	240	74,878
DallasNews Corp.	950	6,612
Digital Media Solutions, Inc.(x)*	577	2,100
Emerald Holding, Inc.*	5,104	17,354
Entravision Communications Corp., Class A	12,008	76,971
Fluent, Inc.(x)*	8,682	18,059
Gannett Co., Inc.*	27,624	124,584
Hemisphere Media Group, Inc.*	3,090	14,121
Lee Enterprises, Inc.*	1,070	28,804
Marchex, Inc., Class B*	6,814	15,604
National CineMedia, Inc.	11,609	29,487
NextPlay Technologies, Inc.(x)*	12,884	7,086
PubMatic, Inc., Class A*	38,264	999,456
Saga Communications, Inc., Class A	729	16,658
Salem Media Group, Inc.*	2,044	6,929
SPAR Group, Inc.*	1,541	2,003
Stagwell, Inc.*	12,362	89,501
Stran & Co., Inc.*	2,248	3,934
Thryv Holdings, Inc.*	1,534	43,136
Townsquare Media, Inc., Class A*	2,192	28,036
Troika Media Group, Inc.(x)*	3,598	3,778
Urban One, Inc.*	3,024	15,574
Urban One, Inc. Class A(x)*	1,436	8,975

		2,130,361

Wireless Telecommunication Services (1.5%)
Gogo, Inc.(x)*	140,826	2,684,143
Spok Holdings, Inc.	3,569	28,481

		2,712,624

Total Communication Services		8,267,437

Consumer Discretionary (12.9%)
Auto Components (0.9%)
Cooper-Standard Holdings, Inc.*	3,366	29,520
Gentherm, Inc.*	15,946	1,164,696
Horizon Global Corp.*	4,479	25,575
Modine Manufacturing Co.*	9,980	89,920
Motorcar Parts of America, Inc.*	3,740	66,684
Stoneridge, Inc.*	5,219	108,346
Strattec Security Corp.*	774	28,847
Superior Industries International, Inc.*	4,815	22,438
Sypris Solutions, Inc.*	2,100	5,649
Unique Fabricating, Inc.*	1,633	3,103
XL Fleet Corp.(x)*	23,987	47,734

		1,592,512

Automobiles (0.1%)
Arcimoto, Inc.(x)*	5,599	37,009
AYRO, Inc.*	5,793	7,415
Mullen Automotive, Inc.(x)*	2,871	8,556
Volcon, Inc.*	1,741	3,325
Workhorse Group, Inc.(x)*	30,205	151,025

		207,330

Distributors (0.1%)
AMCON Distributing Co.	35	5,435
Educational Development Corp.	1,194	9,254
Funko, Inc., Class A(x)*	5,348	92,253
Greenlane Holdings, Inc., Class A*	3,419	1,915
Weyco Group, Inc.	1,159	28,650

		137,507

Diversified Consumer Services (1.7%)
American Public Education, Inc.*	3,686	78,291
Amesite, Inc.*	2,324	1,325
Aspen Group, Inc.(x)*	4,088	6,623
Carriage Services, Inc.	3,002	160,097
Elite Education Group International Ltd.(x)*	187	411
European Wax Center, Inc., Class A(x)*	25,523	754,460
Houghton Mifflin Harcourt Co.*	25,026	525,796
Lincoln Educational Services Corp.*	4,901	35,042
OneSpaWorld Holdings Ltd.(x)*	10,453	106,621
Perdoceo Education Corp.*	13,646	156,656
PowerSchool Holdings, Inc., Class A*	78,425	1,294,797
Regis Corp.(x)*	7,902	16,752
StoneMor, Inc.(x)*	6,409	16,727
Universal Technical Institute, Inc.*	6,473	57,286
XpresSpa Group, Inc.(x)*	20,001	22,601
Zovio, Inc.*	5,985	4,908

		3,238,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (3.6%)
Allied Esports Entertainment, Inc.*	3,877	$6,688
Ark Restaurants Corp.*	445	8,219
BBQ Holdings, Inc.(x)*	794	12,021
Biglari Holdings, Inc., Class B*	152	21,981
Bluegreen Vacations Holding Corp.*	2,804	82,914
BurgerFi International, Inc.(x)*	2,254	9,399
Canterbury Park Holding Corp.(x)	643	14,146
Carrols Restaurant Group, Inc.	6,313	14,267
Century Casinos, Inc.*	5,419	64,757
Chuy’s Holdings, Inc.*	19,046	514,242
Drive Shack, Inc.(x)*	16,396	25,250
El Pollo Loco Holdings, Inc.*	3,838	44,598
Esports Entertainment Group, Inc.(x)*	3,025	2,185
Esports Technologies, Inc.(x)*	2,687	18,110
Everi Holdings, Inc.*	16,811	353,031
FAT Brands, Inc., Class A	970	7,227
Fiesta Restaurant Group, Inc.*	3,561	26,618
First Watch Restaurant Group, Inc.*	2,277	29,715
Flanigan’s Enterprises, Inc.*	177	6,142
Full House Resorts, Inc.*	6,519	62,648
GAN Ltd.*	8,181	39,432
Golden Entertainment, Inc.*	3,374	195,928
Golden Nugget Online Gaming, Inc.*	7,902	56,183
Good Times Restaurants, Inc.(x)*	1,812	6,342
Hall of Fame Resort & Entertainment Co.(x)*	10,376	11,517
Inspired Entertainment, Inc.*	2,680	32,964
Kura Sushi USA, Inc., Class A(x)*	10,857	598,764
Lindblad Expeditions Holdings, Inc.(x)*	81,982	1,236,289
Luby’s, Inc.*	3,614	8,240
Monarch Casino & Resort, Inc.*	24,971	2,178,220
Nathan’s Famous, Inc.	557	30,173
NEOGAMES SA*	2,087	32,202
Noodles & Co.*	8,167	48,757
ONE Group Hospitality, Inc. (The)*	4,144	43,553
PlayAGS, Inc.*	5,300	35,351
Potbelly Corp.(x)*	5,236	35,081
RCI Hospitality Holdings, Inc.	1,717	105,527
Red Robin Gourmet Burgers, Inc.*	3,041	51,271
Ruth’s Hospitality Group, Inc.	6,544	149,727
Sweetgreen, Inc., Class A(x)*	14,445	462,096
Target Hospitality Corp.*	4,964	29,784
Xponential Fitness, Inc., Class A*	2,388	55,975

		6,767,534

Household Durables (2.9%)
Aterian, Inc.(x)*	5,076	12,335
Bassett Furniture Industries, Inc.	1,855	30,719
Beazer Homes USA, Inc.*	5,854	89,098
Dixie Group, Inc. (The)*	2,564	7,948
Ethan Allen Interiors, Inc.	4,474	116,637
Flexsteel Industries, Inc.	1,253	24,183
GoPro, Inc., Class A*	131,791	1,124,177
Green Brick Partners, Inc.*	48,487	958,103
Hamilton Beach Brands Holding Co., Class A	1,393	16,201
Harbor Custom Development, Inc.(x)*	2,194	5,002
Hooker Furnishings Corp.	2,329	44,111
Hovnanian Enterprises, Inc., Class A*	1,035	61,169
Koss Corp.(x)*	741	6,788
Landsea Homes Corp.*	1,943	16,613
Legacy Housing Corp.*	1,541	33,070
LGI Homes, Inc.*	5,140	502,075
Lifetime Brands, Inc.	2,422	31,098
Live Ventures, Inc.*	260	11,053
Lovesac Co. (The)(x)*	17,792	961,836
Nephros, Inc.(x)*	1,163	5,117
Sonos, Inc.(x)*	36,993	1,043,942
Tupperware Brands Corp.*	9,567	186,078
Universal Electronics, Inc.*	2,542	79,412
VOXX International Corp.*	3,110	31,007
Vuzix Corp.(x)*	11,394	75,200
Weber, Inc., Class A(x)	4,203	41,315

		5,514,287

Internet & Direct Marketing Retail (0.6%)
1847 Goedeker, Inc.(x)*	12,975	24,912
1stdibs.com, Inc.(x)*	4,102	32,775
CarParts.com, Inc.*	9,763	65,412
Digital Brands Group, Inc.(x)*	1,722	3,272
Duluth Holdings, Inc., Class B*	2,296	28,080
iMedia Brands, Inc.*	3,581	21,593
iPower, Inc.(x)*	833	1,399
Kidpik Corp.(x)*	452	2,179
Lands’ End, Inc.*	2,828	47,850
Liquidity Services, Inc.*	4,619	79,077
Lulu’s Fashion Lounge Holdings, Inc.(x)*	1,018	6,902
PARTS iD, Inc.*	907	1,941
PetMed Express, Inc.(x)	3,984	102,787
Porch Group, Inc.*	14,881	103,349
Remark Holdings, Inc.(x)*	17,923	14,668
Rent the Runway, Inc., Class A(x)*	73,186	504,252
RumbleON, Inc., Class B(x)*	1,857	63,528
TRxADE Health, Inc.(x)*	883	2,446
Waitr Holdings, Inc.*	16,025	5,929

		1,112,351

Leisure Products (0.4%)
American Outdoor Brands, Inc.*	2,798	36,738
AMMO, Inc.(x)*	17,430	83,664
Clarus Corp.	5,161	117,568
Escalade, Inc.	1,856	24,499
Genius Brands International, Inc.(x)*	55,707	56,821
JAKKS Pacific, Inc.*	1,367	19,179
Johnson Outdoors, Inc., Class A	1,050	81,617
Marine Products Corp.	1,572	18,157
MasterCraft Boat Holdings, Inc.*	3,654	89,925
Nautilus, Inc.*	6,056	24,951
Smith & Wesson Brands, Inc.	9,418	142,494
Twin Vee PowerCats Co.(x)*	597	2,489
Vinco Ventures, Inc.(x)*	20,401	65,283

		763,385

Multiline Retail (0.1%)
Franchise Group, Inc.	5,576	231,014

Specialty Retail (1.2%)
America’s Car-Mart, Inc.*	1,176	94,739
Barnes & Noble Education, Inc.*	8,829	31,608
Big 5 Sporting Goods Corp.(x)	4,126	70,761
Build-A-Bear Workshop, Inc.	2,842	51,952
Caleres, Inc.	7,252	140,181
CarLotz, Inc.(x)*	13,921	19,072
Cato Corp. (The), Class A	3,802	55,737
Chico’s FAS, Inc.*	23,984	115,123
Citi Trends, Inc.*	1,621	49,643
Conn’s, Inc.*	3,543	54,598
Container Store Group, Inc. (The)*	6,261	51,152
Envela Corp.(x)*	1,419	6,612
Express, Inc.*	12,645	45,016
Genesco, Inc.*	2,812	178,871
Haverty Furniture Cos., Inc.	3,173	87,004
Hibbett, Inc.	2,698	119,629
J Jill, Inc.*	836	12,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
JOANN, Inc.(x)	2,222	$25,353
Kirkland’s, Inc.*	2,495	23,179
Lazydays Holdings, Inc.(x)*	1,515	30,573
LL Flooring Holdings, Inc.*	5,745	80,545
LMP Automotive Holdings, Inc.(x)*	1,000	5,000
MarineMax, Inc.*	4,156	167,321
OneWater Marine, Inc., Class A	2,133	73,482
Party City Holdco, Inc.*	21,985	78,706
Shift Technologies, Inc.(x)*	12,299	27,058
Shoe Carnival, Inc.	3,462	100,952
Sportsman’s Warehouse Holdings, Inc.*	8,638	92,340
Tilly’s, Inc., Class A	4,359	40,800
TravelCenters of America, Inc.*	2,449	105,209
Winmark Corp.	685	150,700
Xcel Brands, Inc.*	1,648	2,455
Zumiez, Inc.*	3,814	145,733

		2,333,786

Textiles, Apparel & Luxury Goods (1.3%)
Allbirds, Inc., Class A*	195,858	1,177,106
Charles & Colvard Ltd.*	5,246	8,236
Crown Crafts, Inc.	1,810	11,783
Culp, Inc.	2,272	18,040
Delta Apparel, Inc.*	1,224	36,463
Fossil Group, Inc.*	9,284	89,498
Jerash Holdings US, Inc.	733	4,706
Lakeland Industries, Inc.*	1,446	27,749
Movado Group, Inc.	3,041	118,751
Oxford Industries, Inc.	7,763	702,551
Rocky Brands, Inc.	1,362	56,646
Superior Group of Cos., Inc.(x)	2,372	42,340
Unifi, Inc.*	2,768	50,101
Vera Bradley, Inc.*	5,176	39,700
Vince Holding Corp.*	647	5,260

		2,388,930

Total Consumer Discretionary		24,287,029

Consumer Staples (2.5%)
Beverages (0.5%)
Alkaline Water Co., Inc. (The)(x)*	16,599	15,271
Fresh Vine Wine, Inc.(x)*	443	1,484
MGP Ingredients, Inc.	9,830	841,350
Reed’s, Inc.(x)*	17,715	5,323
Willamette Valley Vineyards, Inc.*	879	7,937
Winc, Inc.(x)*	341	1,081
Zevia PBC, Class A(x)*	2,300	10,511

		882,957

Food & Staples Retailing (0.9%)
Blue Apron Holdings, Inc., Class A(x)*	3,521	14,260
Chefs’ Warehouse, Inc. (The)*	34,758	1,133,111
HF Foods Group, Inc.*	7,564	50,376
MedAvail Holdings, Inc.(x)*	2,421	2,351
Natural Grocers by Vitamin Cottage, Inc.	1,845	36,162
Rite Aid Corp.(x)*	10,882	95,218
SpartanNash Co.	7,050	232,580
Village Super Market, Inc., Class A	1,601	39,224

		1,603,282

Food Products (0.2%)
Alico, Inc.	1,196	44,922
Arcadia Biosciences, Inc.(x)*	4,445	6,223
Bridgford Foods Corp.*	344	3,664
Farmer Bros Co.*	3,402	24,222
Laird Superfood, Inc.(x)*	1,171	4,227
Landec Corp.*	5,162	59,776
Lifeway Foods, Inc.(x)*	896	6,469
Limoneira Co.	3,049	44,759
Nuzee, Inc.*	2,032	4,450
Real Good Food Co., Inc. (The)*	1,137	8,982
Rocky Mountain Chocolate Factory, Inc.*	970	7,217
S&W Seed Co.(x)*	2,725	5,804
Seneca Foods Corp., Class A*	1,166	60,096
Vita Coco Co., Inc. (The)(x)*	2,132	19,103
Vital Farms, Inc.*	4,929	60,922
Whole Earth Brands, Inc.*	7,247	51,889

		412,725

Household Products (0.0%)
Ocean Bio-Chem, Inc.	743	5,996
Oil-Dri Corp. of America	1,011	28,965

		34,961

Personal Products (0.8%)
Beauty Health Co. (The)*	17,156	289,593
elf Beauty, Inc.*	41,694	1,076,956
Grove, Inc.(x)*	1,451	7,386
Guardion Health Sciences, Inc.*	5,092	1,179
Jupiter Wellness, Inc.(x)*	3,205	3,526
LifeMD, Inc.(x)*	4,429	15,634
Lifevantage Corp.*	4,449	21,177
Mannatech, Inc.	207	7,572
Natural Alternatives International, Inc.*	1,039	11,969
Natural Health Trends Corp.	1,085	7,682
Nature’s Sunshine Products, Inc.*	2,348	39,493
NewAge, Inc.(x)*	25,605	14,877
Revlon, Inc., Class A(x)*	1,383	11,161
Summer Infant, Inc.*	152	1,772
Thorne HealthTech, Inc.*	1,043	6,634
United-Guardian, Inc.	677	15,260
Veru, Inc.*	12,822	61,930

		1,593,801

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	32,029	74,307
Turning Point Brands, Inc.	2,832	96,317

		170,624

Total Consumer Staples		4,698,350

Energy (4.1%)
Energy Equipment & Services (1.0%)
Bristow Group, Inc.*	4,625	171,495
Dawson Geophysical Co.*	4,330	10,132
DMC Global, Inc.*	3,757	114,589
ENGlobal Corp.*	5,627	7,315
Expro Group Holdings NV*	9,093	161,674
Exterran Corp.*	5,020	31,174
Forum Energy Technologies, Inc.(x)*	893	20,450
Geospace Technologies Corp.*	2,489	14,312
Gulf Island Fabrication, Inc.*	2,819	11,051
Helix Energy Solutions Group, Inc.*	28,179	134,696
ION Geophysical Corp.(x)*	5,279	4,603
KLX Energy Services Holdings, Inc.(x)*	1,149	5,940
Mammoth Energy Services, Inc.(x)*	2,876	6,126
MIND Technology, Inc.*	2,375	2,993
Nabors Industries Ltd.*	1,393	212,739
Natural Gas Services Group, Inc.*	2,375	28,286
NCS Multistage Holdings, Inc.*	120	6,007
Newpark Resources, Inc.*	17,881	65,444
Nine Energy Service, Inc.(x)*	3,483	13,026
Oil States International, Inc.*	11,828	82,205
Profire Energy, Inc.*	7,421	9,647
Ranger Energy Services, Inc.*	952	9,758
SEACOR Marine Holdings, Inc.*	4,325	34,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Select Energy Services, Inc., Class A*	12,556	$107,602
Smart Sand, Inc.*	4,254	14,676
Solaris Oilfield Infrastructure, Inc., Class A	6,210	70,111
TETRA Technologies, Inc.*	24,386	100,226
Tidewater, Inc.(x)*	8,028	174,529
US Silica Holdings, Inc.*	14,467	269,954

		1,895,663

Oil, Gas & Consumable Fuels (3.1%)
Adams Resources & Energy, Inc.	545	20,977
Aemetis, Inc.(x)*	5,380	68,165
Alto Ingredients, Inc.*	14,720	100,390
American Resources Corp.(x)*	8,080	20,766
Amplify Energy Corp.(x)*	6,790	37,345
Arch Resources, Inc.(x)	2,979	409,255
Ardmore Shipping Corp.*	7,055	31,748
Battalion Oil Corp.*	525	9,755
Berry Corp.	13,282	137,070
Centrus Energy Corp., Class A*	1,932	65,108
Civitas Resources, Inc.	8,562	511,237
CONSOL Energy, Inc.*	6,751	254,040
Crescent Energy, Inc., Class A(x)	5,774	100,121
Dorian LPG Ltd.	6,127	88,780
Earthstone Energy, Inc., Class A*	5,986	75,603
Energy Fuels, Inc.(x)*	30,427	278,407
Epsilon Energy Ltd.	2,887	18,621
Evolution Petroleum Corp.	6,288	42,696
EzFill Holdings, Inc.(x)*	1,458	1,531
Falcon Minerals Corp.(x)	7,906	53,286
Gevo, Inc.(x)*	39,324	184,036
Green Plains, Inc.*	8,312	257,755
Hallador Energy Co.*	4,140	14,490
HighPeak Energy, Inc.(x)	1,075	23,865
International Seaways, Inc.	8,975	161,909
Kinetik Holdings, Inc.	628	40,826
Laredo Petroleum, Inc.*	2,468	195,318
Lightbridge Corp.(x)*	1,331	11,114
NACCO Industries, Inc., Class A	755	29,611
NextDecade Corp.(x)*	5,614	37,165
Nordic American Tankers Ltd.(x)	33,417	71,178
Northern Oil and Gas, Inc.	12,033	339,210
Overseas Shipholding Group, Inc., Class A*	13,306	27,810
Par Pacific Holdings, Inc.*	8,985	116,985
Peabody Energy Corp.*	17,540	430,256
PEDEVCO Corp.(x)*	2,945	3,976
PHX Minerals, Inc.	5,549	16,980
PrimeEnergy Resources Corp.*	116	7,912
Ranger Oil Corp.*	4,146	143,161
REX American Resources Corp.*	1,052	104,779
Riley Exploration Permian, Inc.(x)	2,112	52,969
Ring Energy, Inc.(x)*	16,725	63,890
SandRidge Energy, Inc.*	6,248	100,093
SilverBow Resources, Inc.*	1,411	45,152
Stabilis Solutions, Inc.(x)*	411	2,055
Teekay Corp.*	13,479	42,728
Teekay Tankers Ltd., Class A*	4,662	64,522
Tellurian, Inc.(x)*	72,899	386,365
Uranium Energy Corp.(x)*	52,039	238,859
Ur-Energy, Inc.(x)*	37,117	59,387
VAALCO Energy, Inc.	10,616	69,323
Vertex Energy, Inc.(x)*	10,677	106,129
W&T Offshore, Inc.*	18,681	71,361

		5,846,070

Total Energy		7,741,733

Financials (14.0%)
Banks (8.7%)
ACNB Corp.	1,707	59,660
Affinity Bancshares, Inc.*	1,119	17,602
Allegiance Bancshares, Inc.	3,560	159,061
Amalgamated Financial Corp.	2,759	49,579
Amerant Bancorp, Inc.	5,164	163,131
American National Bankshares, Inc.	2,117	79,769
AmeriServ Financial, Inc.	3,122	12,613
Ames National Corp.(x)	1,804	44,847
Arrow Financial Corp.	2,800	90,776
Auburn National BanCorp, Inc.	465	15,350
Bancorp, Inc. (The)*	49,565	1,404,176
Bank First Corp.(x)	1,295	93,227
Bank of Marin Bancorp	3,041	106,648
Bank of Princeton (The)	1,138	32,831
Bank of South Carolina Corp.	747	13,932
Bank of the James Financial Group, Inc.	855	12,483
Bank7 Corp.	699	16,510
BankFinancial Corp.	2,566	26,584
Bankwell Financial Group, Inc.	1,239	41,915
Bar Harbor Bankshares	2,976	85,173
BayCom Corp.	1,921	41,820
BCB Bancorp, Inc.	2,907	53,053
Blue Ridge Bankshares, Inc.	3,492	52,974
Business First Bancshares, Inc.	3,752	91,286
Byline Bancorp, Inc.	36,918	984,972
C&F Financial Corp.	694	34,776
California Bancorp, Inc.*	1,554	35,758
Cambridge Bancorp	1,341	113,985
Camden National Corp.	2,843	133,735
Capital Bancorp, Inc.	1,565	35,776
Capital City Bank Group, Inc.	2,720	71,699
Capstar Financial Holdings, Inc.	4,141	87,292
Carter Bankshares, Inc.*	5,207	90,446
CB Financial Services, Inc.	926	21,807
CBTX, Inc.	3,629	112,499
Central Pacific Financial Corp.	4,715	131,549
Central Valley Community Bancorp	2,067	48,264
Chemung Financial Corp.	721	33,663
ChoiceOne Financial Services, Inc.	1,420	35,585
Citizens & Northern Corp.	3,144	76,651
Citizens Community Bancorp, Inc.	2,094	31,640
Citizens Holding Co.	898	17,331
Civista Bancshares, Inc.	2,967	71,505
CNB Financial Corp.	3,261	85,830
Coastal Financial Corp.*	2,042	93,422
Codorus Valley Bancorp, Inc.	1,893	41,646
Colony Bankcorp, Inc.	2,113	39,450
Community Financial Corp. (The)	1,080	43,200
Community Trust Bancorp, Inc.	3,048	125,578
Community West Bancshares	1,471	20,609
ConnectOne Bancorp, Inc.	7,336	234,825
CrossFirst Bankshares, Inc.*	9,072	142,975
Customers Bancorp, Inc.*	27,847	1,451,943
Dime Community Bancshares, Inc.	6,618	228,784
Eagle Bancorp Montana, Inc.	1,335	29,811
Emclaire Financial Corp.	450	16,884
Enterprise Bancorp, Inc.	1,855	74,423
Equity Bancshares, Inc., Class A	2,643	85,395
Esquire Financial Holdings, Inc.*	1,350	45,374
Evans Bancorp, Inc.	1,087	41,306
Farmers & Merchants Bancorp, Inc.(x)	2,038	73,674
Farmers National Banc Corp.	6,213	105,994
Fidelity D&D Bancorp, Inc.(x)	801	37,190
Financial Institutions, Inc.	3,110	93,704
Finwise Bancorp(x)*	693	11,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
First Bancorp, Inc. (The)	2,128	$64,010
First Bancshares, Inc. (The)	3,908	131,543
First Bank	3,010	42,802
First Business Financial Services, Inc.	1,580	51,840
First Capital, Inc.(x)	689	26,630
First Community Bankshares, Inc.	3,293	92,896
First Community Corp.	1,514	32,097
First Financial Corp.	2,241	96,990
First Financial Northwest, Inc.	1,389	23,766
First Foundation, Inc.	9,869	239,718
First Guaranty Bancshares, Inc.	1,816	43,475
First Internet Bancorp	1,867	80,300
First Mid Bancshares, Inc.	3,262	125,554
First National Corp.(x)	769	16,149
First Northwest Bancorp	1,679	37,089
First of Long Island Corp. (The)	4,355	84,748
First Savings Financial Group, Inc.	1,199	29,423
First United Corp.	1,233	27,779
First US Bancshares, Inc.(x)	1,061	12,329
First Western Financial, Inc.*	1,278	39,950
Five Star Bancorp(x)	2,533	71,684
Flushing Financial Corp.	5,715	127,730
FNCB Bancorp, Inc.	3,265	30,920
Franklin Financial Services Corp.	799	26,830
FVCBankcorp, Inc.(x)*	2,435	50,526
German American Bancorp, Inc.	4,857	184,517
Glen Burnie Bancorp(x)	418	5,233
Great Southern Bancorp, Inc.	2,043	120,557
Guaranty Bancshares, Inc.	1,612	56,420
Hanmi Financial Corp.	5,775	142,123
HarborOne Bancorp, Inc.	9,350	131,087
Hawthorn Bancshares, Inc.(x)	1,233	31,170
HBT Financial, Inc.	2,075	37,724
Heritage Commerce Corp.	11,712	131,760
HomeStreet, Inc.	3,545	167,962
HomeTrust Bancshares, Inc.	3,025	89,328
Horizon Bancorp, Inc.	8,424	157,276
Independent Bank Corp.	4,011	88,242
Investar Holding Corp.	2,003	38,237
Lakeland Bancorp, Inc.	12,145	202,822
Landmark Bancorp, Inc.	894	23,539
LCNB Corp.	2,065	36,261
Limestone Bancorp, Inc.	1,097	22,883
Macatawa Bank Corp.	5,364	48,330
MainStreet Bancshares, Inc.	1,421	34,545
Malvern Bancorp, Inc.(x)*	1,525	24,568
Mercantile Bank Corp.	3,057	108,279
Meridian Corp.(x)	1,061	34,047
Metrocity Bankshares, Inc.	3,832	89,975
Metropolitan Bank Holding Corp.*	1,990	202,522
Mid Penn Bancorp, Inc.	2,857	76,596
Middlefield Banc Corp.	1,089	27,029
Midland States Bancorp, Inc.	4,193	121,010
MidWestOne Financial Group, Inc.	2,805	92,846
MVB Financial Corp.	2,046	84,909
National Bankshares, Inc.	1,206	44,851
Nicolet Bankshares, Inc.*	2,390	223,632
Northeast Bank	1,485	50,653
Northrim BanCorp, Inc.	1,213	52,850
Norwood Financial Corp.	1,534	43,857
Oak Valley Bancorp	1,421	26,217
Ohio Valley Banc Corp.(x)	843	25,459
Old Point Financial Corp.	769	18,841
Old Second Bancorp, Inc.	5,590	81,111
Orange County Bancorp, Inc.(x)	1,006	40,250
Origin Bancorp, Inc.	4,391	185,695
Orrstown Financial Services, Inc.	2,113	48,451
Parke Bancorp, Inc.	1,933	45,638
Partners Bancorp(x)	1,964	18,088
Pathfinder Bancorp, Inc.	728	15,514
Patriot National Bancorp, Inc.(x)*	685	11,597
PCB Bancorp	2,381	54,644
Peapack-Gladstone Financial Corp.	3,467	120,478
Penns Woods Bancorp, Inc.(x)	1,360	33,225
Peoples Bancorp of North Carolina, Inc.	846	24,280
Peoples Bancorp, Inc.	4,995	156,393
Peoples Financial Services Corp.	1,414	71,379
Plumas Bancorp	957	36,462
Preferred Bank	1,928	142,846
Premier Financial Corp.	7,128	216,192
Primis Financial Corp.	4,891	68,376
Professional Holding Corp., Class A*	2,413	54,437
QCR Holdings, Inc.	2,997	169,600
RBB Bancorp	2,751	64,621
Red River Bancshares, Inc.	935	49,471
Republic Bancorp, Inc., Class A	1,850	83,139
Republic First Bancorp, Inc.*	8,892	45,883
Richmond Mutual BanCorp, Inc.	2,151	36,696
Salisbury Bancorp, Inc.	520	29,120
SB Financial Group, Inc.(x)	1,433	28,531
Shore Bancshares, Inc.	3,395	69,530
Sierra Bancorp	2,853	71,268
SmartFinancial, Inc.	2,692	68,861
Sound Financial Bancorp, Inc.	435	16,587
South Plains Financial, Inc.	2,128	56,562
Southern First Bancshares, Inc.*	1,517	77,124
Southern States Bancshares, Inc.	488	11,258
Spirit of Texas Bancshares, Inc.	2,607	68,512
Stock Yards Bancorp, Inc.	4,754	251,487
Summit Financial Group, Inc.	2,274	58,192
Summit State Bank(x)	1,184	20,164
Third Coast Bancshares, Inc.*	862	19,912
TriState Capital Holdings, Inc.*	5,771	191,770
Union Bankshares, Inc.(x)	849	26,107
United Bancorp, Inc.(x)	1,031	18,589
United Bancshares, Inc.	573	18,428
United Security Bancshares	2,928	24,302
Unity Bancorp, Inc.	1,375	38,473
Univest Financial Corp.	5,675	151,863
USCB Financial Holdings, Inc.*	1,593	22,828
Village Bank and Trust Financial Corp.	107	5,650
Virginia National Bankshares Corp.	935	32,258
Washington Trust Bancorp, Inc.	3,392	178,080
West BanCorp, Inc.	3,286	89,412

		16,282,104

Capital Markets (2.2%)
Ashford, Inc. (REIT)*	211	3,614
AssetMark Financial Holdings, Inc.*	61,267	1,363,191
Associated Capital Group, Inc., Class A	324	13,579
Blucora, Inc.*	9,528	186,272
Cohen & Co., Inc.(x)	92	1,486
Cowen, Inc., Class A	5,204	141,028
Diamond Hill Investment Group, Inc.	598	112,005
Donnelley Financial Solutions, Inc.*	5,796	192,775
GAMCO Investors, Inc., Class A	987	21,823
Greenhill & Co., Inc.	2,687	41,568
Hennessy Advisors, Inc.(x)	867	8,774
Heritage Global, Inc.(x)*	4,388	5,924
Manning & Napier, Inc.	2,884	26,273
Oppenheimer Holdings, Inc., Class A	1,839	80,144
Piper Sandler Cos.	12,528	1,644,300
Pzena Investment Management, Inc., Class A	3,237	25,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Safeguard Scientifics, Inc.(x)*	3,455	$18,035
Siebert Financial Corp.*	2,598	5,612
Silvercrest Asset Management Group, Inc., Class A(x)	1,872	38,282
StoneX Group, Inc.*	3,387	251,417
Value Line, Inc.(x)	198	13,266
Westwood Holdings Group, Inc.	1,430	21,908

		4,217,237

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	978	50,651
Consumer Portfolio Services, Inc.*	2,903	29,494
Curo Group Holdings Corp.(x)	4,075	53,179
Elevate Credit, Inc.*	4,082	12,491
Enova International, Inc.*	7,152	271,561
EZCORP, Inc., Class A*	9,669	58,401
Medallion Financial Corp.(x)	4,021	34,178
Nicholas Financial, Inc.*	891	9,133
Oportun Financial Corp.*	4,185	60,097
Regional Management Corp.	1,468	71,301
World Acceptance Corp.*	832	159,611

		810,097

Diversified Financial Services (0.2%)
Alerus Financial Corp.	3,020	83,473
A-Mark Precious Metals, Inc.	1,754	135,654
Banco Latinoamericano de Comercio Exterior SA, Class E	6,174	96,191
FlexShopper, Inc.*	3,083	5,272
GWG Holdings, Inc.(x)*	592	3,208
SWK Holdings Corp.*	703	11,867

		335,665

Insurance (0.6%)
Ambac Financial Group, Inc.*	9,090	94,536
Atlantic American Corp.(x)	932	2,889
Citizens, Inc.(x)*	9,837	41,709
Crawford & Co., Class A	3,117	23,565
Donegal Group, Inc., Class A	2,791	37,427
FedNat Holding Co.(x)*	3,457	4,667
FG Financial Group, Inc.(x)*	294	767
Greenlight Capital Re Ltd., Class A*	5,397	38,157
Hallmark Financial Services, Inc.*	2,556	9,278
HCI Group, Inc.	1,138	77,589
Heritage Insurance Holdings, Inc.	5,268	37,614
ICC Holdings, Inc.*	194	3,176
Investors Title Co.	260	52,835
Kingstone Cos., Inc.(x)	1,994	10,608
Kingsway Financial Services, Inc.*	2,162	11,891
Maiden Holdings Ltd.(x)*	13,993	33,723
Marpai, Inc., Class A*	1,524	2,743
MBIA, Inc.*	9,404	144,728
MetroMile, Inc.*	23,500	31,020
Midwest Holding, Inc.(x)*	494	8,274
National Western Life Group, Inc., Class A	514	108,146
NI Holdings, Inc.*	1,645	27,899
Tiptree, Inc.	4,725	60,716
Trean Insurance Group, Inc.*	3,567	16,729
United Fire Group, Inc.	4,115	127,853
United Insurance Holdings Corp.	3,803	12,588
Universal Insurance Holdings, Inc.	5,398	72,819
Vericity, Inc.(x)*	315	1,921

		1,095,867

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
ACRES Commercial Realty Corp. (REIT)*	1,974	26,471
AFC Gamma, Inc. (REIT)	3,026	57,857
AG Mortgage Investment Trust, Inc. (REIT)	4,512	41,962
Angel Oak Mortgage, Inc. (REIT)(x)	1,952	32,032
Ares Commercial Real Estate Corp. (REIT)	8,521	132,246
Arlington Asset Investment Corp. (REIT), Class A*	5,963	20,692
ARMOUR Residential REIT, Inc. (REIT)(x)	17,641	148,184
Cherry Hill Mortgage Investment Corp. (REIT)(x)	3,693	28,510
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,193	21,152
Dynex Capital, Inc. (REIT)(x)	7,058	114,340
Ellington Financial, Inc. (REIT)	10,422	184,990
Ellington Residential Mortgage REIT (REIT)(x)	2,388	24,095
Franklin BSP Realty Trust, Inc. (REIT)	6,758	94,477
Granite Point Mortgage Trust, Inc. (REIT)	10,329	114,858
Great Ajax Corp. (REIT)	4,334	50,838
Invesco Mortgage Capital, Inc. (REIT)(x)	61,480	140,174
Lument Finance Trust, Inc. (REIT)(x)	3,322	9,102
Manhattan Bridge Capital, Inc. (REIT)(x)	1,330	8,446
Nexpoint Real Estate Finance, Inc. (REIT)	1,398	31,595
Orchid Island Capital, Inc. (REIT)(x)	26,135	84,939
Ready Capital Corp. (REIT)	13,285	200,072
Sachem Capital Corp. (REIT)	4,865	24,909
Seven Hills Realty Trust (REIT)	2,832	31,520
Western Asset Mortgage Capital Corp. (REIT)	11,367	19,438

		1,642,899

Thrifts & Mortgage Finance (1.0%)
1895 Bancorp of Wisconsin, Inc.	567	6,152
Blue Foundry Bancorp*	5,698	77,208
Bogota Financial Corp.*	981	10,516
Bridgewater Bancshares, Inc.*	4,222	70,423
Broadway Financial Corp.*	7,727	12,286
Catalyst Bancorp, Inc.*	1,098	15,010
CF Bankshares, Inc.(x)	755	16,761
CFSB Bancorp, Inc.(x)*	485	4,884
Cincinnati Bancorp, Inc.(x)*	400	6,180
Elmira Savings Bank	546	12,520
ESSA Bancorp, Inc.	1,655	29,707
Federal Agricultural Mortgage Corp., Class C	1,791	194,288
FFBW, Inc.*	1,259	15,209
Finance of America Cos., Inc., Class A(x)*	3,360	10,214
First Seacoast Bancorp*	551	5,808
FS Bancorp, Inc.	1,394	43,214
Greene County Bancorp, Inc.(x)	675	30,172
Guaranty Federal Bancshares, Inc.	575	18,072
Hingham Institution For Savings (The)	291	99,871
HMN Financial, Inc.	691	17,109
Home Bancorp, Inc.	1,482	60,451
Home Federal Bancorp, Inc. of Louisiana	504	10,584
Home Point Capital, Inc.(x)	1,446	4,497
HV Bancorp, Inc.*	246	5,338
IF Bancorp, Inc.(x)	467	11,119
Impac Mortgage Holdings, Inc.*	2,666	1,999
Kentucky First Federal Bancorp	689	4,961
Lake Shore Bancorp, Inc.	333	4,962
Luther Burbank Corp.	3,146	41,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Magyar Bancorp, Inc.	849	$10,018
Merchants Bancorp	2,992	81,921
Mid-Southern Bancorp, Inc.	575	8,395
Northeast Community Bancorp, Inc.	816	9,996
Northfield Bancorp, Inc.	8,812	126,540
NSTS Bancorp, Inc.(x)*	1,013	12,237
Oconee Federal Financial Corp.	206	5,016
Ocwen Financial Corp.*	1,635	38,848
OP Bancorp	2,315	32,063
PB Bankshares, Inc.(x)*	511	7,042
PCSB Financial Corp.	2,505	47,871
Pioneer Bancorp, Inc.*	2,367	24,901
Ponce Financial Group, Inc.*	1,973	20,480
Provident Bancorp, Inc.	3,046	49,406
Provident Financial Holdings, Inc.(x)	1,175	19,434
Prudential Bancorp, Inc.(x)	1,259	20,723
Randolph Bancorp, Inc.	964	25,459
Rhinebeck Bancorp, Inc.*	714	7,247
Riverview Bancorp, Inc.	4,365	32,956
Security National Financial Corp., Class A*	2,091	20,910
Southern Missouri Bancorp, Inc.	1,533	76,573
Sterling Bancorp, Inc.*	3,411	24,218
TC Bancshares, Inc.*	935	13,183
Territorial Bancorp, Inc.	1,537	36,888
Texas Community Bancshares, Inc.*	546	9,850
Timberland Bancorp, Inc.	1,609	43,459
TrustCo Bank Corp.	2,796	89,276
Velocity Financial, Inc.*	1,806	19,758
Waterstone Financial, Inc.	4,243	82,060
Western New England Bancorp, Inc.	4,150	37,101
William Penn Bancorp(x)	2,540	32,385
WVS Financial Corp.	330	4,967

		1,912,506

Total Financials		26,296,375

Health Care (25.4%)
Biotechnology (12.2%)
180 Life Sciences Corp.(x)*	6,277	16,257
4D Molecular Therapeutics, Inc.*	5,461	82,570
89bio, Inc.(x)*	1,880	7,088
Aadi Bioscience, Inc.(x)*	3,628	61,567
Abeona Therapeutics, Inc.(x)*	28,521	8,984
Acorda Therapeutics, Inc.(x)*	1,960	3,156
Actinium Pharmaceuticals, Inc.(x)*	4,186	21,390
Acumen Pharmaceuticals, Inc.(x)*	5,625	21,994
Acurx Pharmaceuticals, Inc.(x)*	1,508	4,946
Adicet Bio, Inc.(x)*	5,153	102,905
Aditxt, Inc.*	2,410	1,100
ADMA Biologics, Inc.*	35,896	65,690
Adverum Biotechnologies, Inc.(x)*	16,767	21,965
Aeglea BioTherapeutics, Inc.*	7,883	18,131
Aerovate Therapeutics, Inc.(x)*	2,593	47,530
Affimed NV*	22,678	99,103
Agenus, Inc.*	43,061	105,930
AgeX Therapeutics, Inc.(x)*	4,329	3,697
Aileron Therapeutics, Inc.(x)*	14,981	7,676
AIM ImmunoTech, Inc.(x)*	9,870	10,462
Akebia Therapeutics, Inc.*	34,790	24,976
Akero Therapeutics, Inc.*	5,000	70,950
Akouos, Inc.(x)*	4,752	22,572
Alaunos Therapeutics, Inc.(x)*	41,629	27,159
Albireo Pharma, Inc.*	3,283	97,932
Aldeyra Therapeutics, Inc.*	9,501	42,232
Aligos Therapeutics, Inc.*	3,952	8,497
Allena Pharmaceuticals, Inc.(x)*	11,429	2,642
Alpine Immune Sciences, Inc.(x)*	2,174	19,501
Altimmune, Inc.*	7,836	47,721
AnaptysBio, Inc.*	3,750	92,775
Anavex Life Sciences Corp.(x)*	13,189	162,357
Anika Therapeutics, Inc.*	2,881	72,342
Anixa Biosciences, Inc.(x)*	5,290	14,495
Annexon, Inc.*	6,209	16,951
Annovis Bio, Inc.(x)*	1,001	13,363
Applied Genetic Technologies Corp.(x)*	8,128	8,697
Applied Therapeutics, Inc.(x)*	3,481	7,345
Aprea Therapeutics, Inc.(x)*	2,924	5,439
Aptevo Therapeutics, Inc.(x)*	524	3,076
Aptinyx, Inc.(x)*	8,738	19,835
AquaBounty Technologies, Inc.(x)*	13,399	25,056
Aravive, Inc.(x)*	3,116	6,014
Arbutus Biopharma Corp.(x)*	18,225	54,310
ARCA biopharma, Inc.(x)*	3,131	7,201
Arcellx, Inc.(x)*	1,816	25,460
Arcturus Therapeutics Holdings, Inc.*	4,117	110,994
Ardelyx, Inc.*	18,396	19,684
Aridis Pharmaceuticals, Inc.(x)*	1,851	3,258
Armata Pharmaceuticals, Inc.(x)*	1,996	9,760
Assembly Biosciences, Inc.*	8,408	17,320
Astria Therapeutics, Inc.(x)*	882	5,918
Athenex, Inc.(x)*	16,963	14,071
Athersys, Inc.(x)*	44,134	26,723
Atossa Therapeutics, Inc.(x)*	22,787	28,484
Atreca, Inc., Class A(x)*	4,903	15,543
aTyr Pharma, Inc.(x)*	5,341	28,574
Aura Biosciences, Inc.*	1,073	23,606
Avalo Therapeutics, Inc.*	11,541	8,364
AVEO Pharmaceuticals, Inc.(x)*	5,861	32,763
Avid Bioservices, Inc.(x)*	11,888	242,159
Avidity Biosciences, Inc.*	7,386	136,419
Avita Medical, Inc.(x)*	4,836	41,009
Avrobio, Inc.(x)*	7,510	9,913
Axcella Health, Inc.*	3,927	10,092
Aziyo Biologics, Inc., Class A*	482	2,868
Beam Therapeutics, Inc.*	7,077	405,512
BELLUS Health, Inc.(x)*	138,277	951,346
Benitec Biopharma, Inc.*	1,693	3,953
Beyondspring, Inc.(x)*	4,390	9,658
BioCardia, Inc.(x)*	2,691	5,570
Biocept, Inc.(x)*	2,888	6,700
Biomea Fusion, Inc.(x)*	4,292	19,142
Bio-Path Holdings, Inc.(x)*	1,502	5,768
BioVie, Inc.*	508	2,398
Bioxcel Therapeutics, Inc.(x)*	3,515	73,499
Bolt Biotherapeutics, Inc.(x)*	4,465	12,234
BrainStorm Cell Therapeutics, Inc.(x)*	6,660	22,378
Cabaletta Bio, Inc.*	4,321	8,772
Caladrius Biosciences, Inc.(x)*	12,551	9,062
Calithera Biosciences, Inc.(x)*	13,086	5,287
Calyxt, Inc.(x)*	2,773	2,884
Candel Therapeutics, Inc.(x)*	3,108	15,820
Capricor Therapeutics, Inc.(x)*	4,136	14,186
Cardiff Oncology, Inc.(x)*	7,369	18,275
CASI Pharmaceuticals, Inc.(x)*	23,312	18,876
Catalyst Biosciences, Inc.*	5,711	3,769
Catalyst Pharmaceuticals, Inc.*	19,027	157,734
Celcuity, Inc.(x)*	1,871	17,494
Celldex Therapeutics, Inc.*	9,047	308,141
Cellectar Biosciences, Inc.(x)*	10,900	7,497
CEL-SCI Corp.(x)*	7,154	28,115
Celsion Corp.(x)*	1,196	6,052
Checkmate Pharmaceuticals, Inc.*	1,806	5,761
Checkpoint Therapeutics, Inc.(x)*	12,547	22,208
ChemoCentryx, Inc.*	10,621	266,268
Chimerix, Inc.*	14,514	66,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Chinook Therapeutics, Inc.*	7,873	$128,802
Cidara Therapeutics, Inc.*	11,526	9,598
Clene, Inc.(x)*	3,826	15,074
Clovis Oncology, Inc.(x)*	22,464	45,377
Codiak Biosciences, Inc.(x)*	3,106	19,475
Cogent Biosciences, Inc.(x)*	7,391	55,359
Cohbar, Inc.(m)*	9,455	2,972
Concert Pharmaceuticals, Inc.*	6,019	20,284
ContraFect Corp.(x)*	8,293	30,269
Corbus Pharmaceuticals Holdings, Inc.(x)*	22,528	11,974
Corvus Pharmaceuticals, Inc.*	5,579	9,150
Crinetics Pharmaceuticals, Inc.*	9,034	198,296
CTI BioPharma Corp.(x)*	17,358	81,062
Cue Biopharma, Inc.*	6,122	29,875
Curis, Inc.*	17,241	41,034
Cyclacel Pharmaceuticals, Inc.*	1,924	5,868
Cyclerion Therapeutics, Inc.(x)*	6,103	6,774
Cyclo Therapeutics, Inc.(x)*	1,853	5,874
Cyteir Therapeutics, Inc.(x)*	3,840	14,477
CytomX Therapeutics, Inc.*	12,915	34,483
Decibel Therapeutics, Inc.(x)*	2,563	7,792
DermTech, Inc.(x)*	4,821	70,772
DiaMedica Therapeutics, Inc.*	3,940	9,850
Dyadic International, Inc.(x)*	3,878	11,673
Dynavax Technologies Corp.(x)*	21,211	229,927
Eagle Pharmaceuticals, Inc.*	2,273	112,491
Eiger BioPharmaceuticals, Inc.(x)*	6,226	51,676
Eledon Pharmaceuticals, Inc.(x)*	2,718	10,709
Elevation Oncology, Inc.(x)*	2,433	6,131
Eliem Therapeutics, Inc.(x)*	1,365	11,452
Enochian Biosciences, Inc.(x)*	3,962	32,686
Entasis Therapeutics Holdings, Inc.(x)*	2,179	4,075
Entrada Therapeutics, Inc.(x)*	1,964	18,442
Epizyme, Inc.*	28,730	33,039
Equillium, Inc.(x)*	2,605	8,206
Evelo Biosciences, Inc.(x)*	5,843	19,808
Exagen, Inc.(x)*	1,966	15,787
Exicure, Inc.*	12,755	2,545
Fennec Pharmaceuticals, Inc.*	3,380	18,928
Finch Therapeutics Group, Inc.(x)*	1,467	7,379
Foghorn Therapeutics, Inc.(x)*	3,890	59,245
Forte Biosciences, Inc.(x)*	2,377	3,470
Fortress Biotech, Inc.(x)*	14,676	19,959
Frequency Therapeutics, Inc.*	6,251	13,252
G1 Therapeutics, Inc.(x)*	7,921	60,200
Gain Therapeutics, Inc.(x)*	812	3,313
Galectin Therapeutics, Inc.(x)*	8,508	13,698
Galera Therapeutics, Inc.*	2,856	6,797
Gemini Therapeutics, Inc.(x)*	4,122	5,730
Genocea Biosciences, Inc.(x)*	8,155	10,194
Genprex, Inc.(x)*	9,100	20,566
GeoVax Labs, Inc.(x)*	1,315	1,512
Geron Corp.(x)*	61,735	83,960
GlycoMimetics, Inc.(x)*	7,620	8,687
Gossamer Bio, Inc.*	12,201	105,905
Graphite Bio, Inc.*	5,907	30,126
Greenwich Lifesciences, Inc.(x)*	769	15,088
Gritstone bio, Inc.(x)*	8,521	35,107
GT Biopharma, Inc.(x)*	3,443	9,916
Harpoon Therapeutics, Inc.(x)*	3,494	17,365
HCW Biologics, Inc.(x)*	3,382	9,233
Heat Biologics, Inc.(x)*	4,585	14,030
Hillstream Biopharma, Inc.*	784	1,254
Homology Medicines, Inc.*	8,191	24,901
Hookipa Pharma, Inc.(x)*	3,977	9,068
Humanigen, Inc.(x)*	9,696	29,185
iBio, Inc.(x)*	42,180	18,061
Icosavax, Inc.(x)*	4,826	33,975
Ideaya Biosciences, Inc.*	6,371	71,291
Idera Pharmaceuticals, Inc.(x)*	8,571	4,286
Imago Biosciences, Inc.(x)*	4,005	77,176
Immix Biopharma, Inc.(x)*	1,337	3,222
ImmuCell Corp.(x)*	1,094	10,557
Immuneering Corp., Class A(x)*	3,847	24,890
Immunic, Inc.(x)*	3,653	41,279
ImmunoGen, Inc.*	42,248	201,100
Immunome, Inc.(x)*	1,622	9,213
Impel Neuropharma, Inc.(x)*	1,076	6,854
IN8bio, Inc.*	671	2,328
Infinity Pharmaceuticals, Inc.(x)*	17,131	19,529
Inhibikase Therapeutics, Inc.(x)*	3,408	5,044
Inhibrx, Inc.*	5,488	122,273
Inmune Bio, Inc.(x)*	1,691	14,238
Inozyme Pharma, Inc.(x)*	2,724	11,141
Insmed, Inc.*	20,689	486,191
Intercept Pharmaceuticals, Inc.(x)*	4,847	78,861
iTeos Therapeutics, Inc.*	3,958	127,368
IVERIC bio, Inc.*	22,639	381,014
Janux Therapeutics, Inc.*	3,538	50,735
Jounce Therapeutics, Inc.*	6,551	44,481
KalVista Pharmaceuticals, Inc.*	4,469	65,873
Karuna Therapeutics, Inc.*	12,469	1,580,945
Karyopharm Therapeutics, Inc.*	14,070	103,696
Keros Therapeutics, Inc.*	3,101	168,632
Kezar Life Sciences, Inc.*	7,389	122,805
Kintara Therapeutics, Inc.(x)*	5,855	2,330
Kiromic BioPharma, Inc.(x)*	2,234	1,908
Krystal Biotech, Inc.*	24,014	1,597,892
La Jolla Pharmaceutical Co.(x)*	3,447	14,719
Lantern Pharma, Inc.(x)*	1,310	9,367
Larimar Therapeutics, Inc.(x)*	2,145	8,687
Leap Therapeutics, Inc.(x)*	11,719	20,508
Lexicon Pharmaceuticals, Inc.*	13,902	29,055
Lineage Cell Therapeutics, Inc.(x)*	24,538	37,789
Lixte Biotechnology Holdings, Inc.*	303	367
LogicBio Therapeutics, Inc.(x)*	4,496	3,058
Lumos Pharma, Inc.(x)*	1,248	11,794
Magenta Therapeutics, Inc.*	5,703	16,539
MannKind Corp.(x)*	48,389	178,072
Marker Therapeutics, Inc.*	10,174	4,477
MediciNova, Inc.(x)*	8,924	23,827
MEI Pharma, Inc.(x)*	25,710	15,490
MeiraGTx Holdings plc*	5,963	82,588
Merrimack Pharmaceuticals, Inc.(x)*	2,218	14,029
Mersana Therapeutics, Inc.*	14,397	57,444
Merus NV(x)*	46,600	1,232,104
Metacrine, Inc.*	3,071	1,873
MiMedx Group, Inc.(x)*	21,657	102,004
Minerva Neurosciences, Inc.(x)*	7,453	6,187
MiNK Therapeutics, Inc.(x)*	401	902
Mirum Pharmaceuticals, Inc.*	730	16,075
Molecular Templates, Inc.(x)*	7,146	24,654
Moleculin Biotech, Inc.(x)*	5,836	10,388
Monopar Therapeutics, Inc.*	784	2,007
Mustang Bio, Inc.*	13,405	13,539
Myovant Sciences Ltd.(x)*	37,120	494,438
NanoViricides, Inc.(x)*	2,165	4,525
Navidea Biopharmaceuticals, Inc.(x)*	4,175	3,298
Neoleukin Therapeutics, Inc.*	6,893	12,959
NeuBase Therapeutics, Inc.*	5,465	10,274
NeuroBo Pharmaceuticals, Inc.(x)*	1,902	1,716
NexImmune, Inc.(x)*	3,426	14,423
NextCure, Inc.*	3,646	17,720
Nkarta, Inc.(x)*	2,751	31,306
Nuvalent, Inc., Class A(x)*	3,666	50,921

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nuvectis Pharma, Inc.(x)*	647	$4,794
Nymox Pharmaceutical Corp.(x)*	9,318	11,741
Olema Pharmaceuticals, Inc.(x)*	5,024	21,402
Omega Therapeutics, Inc.(x)*	4,463	27,849
Oncocyte Corp.(x)*	11,755	17,515
Oncorus, Inc.(x)*	3,935	7,004
OncoSec Medical, Inc.(x)*	4,993	5,742
Oncternal Therapeutics, Inc.*	8,414	11,695
OpGen, Inc.(x)*	8,156	6,118
Organovo Holdings, Inc.(x)*	1,550	5,828
Orgenesis, Inc.(x)*	4,554	15,802
ORIC Pharmaceuticals, Inc.*	6,297	33,626
Outlook Therapeutics, Inc.(x)*	22,632	40,285
Ovid therapeutics, Inc.(x)*	10,941	34,355
Oyster Point Pharma, Inc.(x)*	2,165	25,201
Panbela Therapeutics, Inc.(x)*	1,662	3,507
Pasithea Therapeutics Corp.*	967	1,257
PDS Biotechnology Corp.(x)*	5,294	32,770
PhaseBio Pharmaceuticals, Inc.*	6,440	8,501
Phio Pharmaceuticals Corp.(x)*	3,001	2,662
Pieris Pharmaceuticals, Inc.*	11,323	34,309
Plus Therapeutics, Inc.(x)*	2,202	2,202
Portage Biotech, Inc.(x)*	942	6,189
Poseida Therapeutics, Inc.*	5,585	25,021
Precision BioSciences, Inc.*	10,051	30,957
Prometheus Biosciences, Inc.(x)*	5,893	222,520
Protagonist Therapeutics, Inc.*	39,383	932,589
Protalix BioTherapeutics, Inc.(x)*	8,302	8,800
Protara Therapeutics, Inc.*	2,111	10,787
Prothena Corp. plc*	7,114	260,159
Puma Biotechnology, Inc.*	6,207	17,876
Pyxis Oncology, Inc.(x)*	2,113	8,537
Qualigen Therapeutics, Inc.(x)*	5,887	3,885
Rallybio Corp.(x)*	3,641	25,414
RAPT Therapeutics, Inc.*	4,149	91,237
Reneo Pharmaceuticals, Inc.(x)*	1,731	5,089
RenovoRx, Inc.(x)*	429	1,257
Rezolute, Inc.(x)*	1,577	5,330
Rigel Pharmaceuticals, Inc.*	498,827	1,491,493
Rocket Pharmaceuticals, Inc.*	26,547	421,035
Salarius Pharmaceuticals, Inc.(x)*	9,363	3,727
Savara, Inc.(x)*	15,054	19,721
Scholar Rock Holding Corp.*	5,669	73,073
Scopus Biopharma, Inc.*	1,268	876
Selecta Biosciences, Inc.*	17,788	21,879
SELLAS Life Sciences Group, Inc.(x)*	3,201	21,383
Sensei Biotherapeutics, Inc.(x)*	4,045	9,344
Sera Prognostics, Inc., Class A(x)*	1,612	6,109
Sesen Bio, Inc.(x)*	38,723	23,338
Sierra Oncology, Inc.(x)*	1,999	64,068
Sigilon Therapeutics, Inc.*	2,867	4,214
Sio Gene Therapies, Inc.(x)*	9,911	6,640
Soleno Therapeutics, Inc.(x)*	11,459	2,555
Solid Biosciences, Inc.(x)*	11,098	13,318
Soligenix, Inc.(x)*	8,408	6,137
Spectrum Pharmaceuticals, Inc.(x)*	31,764	40,976
Spero Therapeutics, Inc.(x)*	4,787	41,647
Spruce Biosciences, Inc.(x)*	1,810	3,638
SQZ Biotechnologies Co.(x)*	4,429	21,303
Statera Biopharma, Inc.*	4,523	1,425
Summit Therapeutics, Inc.(x)*	5,155	12,630
Surface Oncology, Inc.*	6,989	20,548
Sutro Biopharma, Inc.*	8,447	69,434
Syndax Pharmaceuticals, Inc.*	41,308	717,933
Synlogic, Inc.*	8,128	19,507
Syros Pharmaceuticals, Inc.(x)*	11,235	13,370
T2 Biosystems, Inc.(x)*	26,712	14,000
Talaris Therapeutics, Inc.(x)*	4,171	41,043
Taysha Gene Therapies, Inc.(x)*	4,506	29,379
TCR2 Therapeutics, Inc.*	5,751	15,873
Tenax Therapeutics, Inc.*	2,134	1,728
Tenaya Therapeutics, Inc.(x)*	5,704	67,193
Tonix Pharmaceuticals Holding Corp.(x)*	102,371	23,566
Tracon Pharmaceuticals, Inc.*	2,599	6,835
TransCode Therapeutics, Inc.(x)*	1,385	3,989
Trevena, Inc.(x)*	31,301	17,212
TScan Therapeutics, Inc.*	2,940	8,232
Tyme Technologies, Inc.(x)*	14,865	5,203
Tyra Biosciences, Inc.(x)*	2,413	25,819
Unicycive Therapeutics, Inc.(x)*	1,301	1,678
UNITY Biotechnology, Inc.*	7,493	8,392
UroGen Pharma Ltd.(x)*	3,802	33,115
Vaccinex, Inc.(x)*	3,532	4,662
Vanda Pharmaceuticals, Inc.*	10,870	122,940
Vaxart, Inc.(x)*	23,976	120,839
Vaxcyte, Inc.*	8,377	202,305
VBI Vaccines, Inc.(x)*	36,749	61,003
Vera Therapeutics, Inc.(x)*	2,730	64,128
Verastem, Inc.(x)*	34,213	48,240
Vigil Neuroscience, Inc.*	1,314	9,237
Viking Therapeutics, Inc.*	13,130	39,390
Vincerx Pharma, Inc.*	3,193	12,772
Viracta Therapeutics, Inc.(x)*	7,064	33,625
Viridian Therapeutics, Inc.*	3,568	65,972
Virios Therapeutics, Inc.(x)*	1,339	5,999
VistaGen Therapeutics, Inc.(x)*	38,505	47,746
Vor BioPharma, Inc.*	3,697	22,330
Voyager Therapeutics, Inc.*	5,079	38,702
vTv Therapeutics, Inc., Class A(x)*	4,244	3,065
Vyant Bio, Inc.(x)*	6,195	8,859
Werewolf Therapeutics, Inc.(x)*	5,234	23,030
Windtree Therapeutics, Inc.(x)*	4,060	4,628
X4 Pharmaceuticals, Inc.*	4,959	8,678
XBiotech, Inc.(x)	2,911	25,151
Xenon Pharmaceuticals, Inc.*	49,225	1,504,808
Xilio Therapeutics, Inc.(x)*	1,471	10,400
XOMA Corp.(x)*	1,172	32,793
Yield10 Bioscience, Inc.(x)*	851	4,510
Yumanity Therapeutics, Inc.(x)*	1,867	2,800

		23,021,913

Health Care Equipment & Supplies (6.5%)
Accelerate Diagnostics, Inc.(x)*	6,320	9,101
Accuray, Inc.*	17,859	59,113
Acutus Medical, Inc.(x)*	3,716	5,165
Alphatec Holdings, Inc.(x)*	13,841	159,172
AngioDynamics, Inc.*	7,448	160,430
Apollo Endosurgery, Inc.*	5,277	31,926
Apyx Medical Corp.*	6,086	39,742
Asensus Surgical, Inc.(x)*	46,392	29,079
Aspira Women’s Health, Inc.(x)*	14,310	14,882
Avinger, Inc.(x)*	1,022	3,710
Axonics, Inc.*	22,407	1,402,678
Bellerophon Therapeutics, Inc.(x)*	1,478	3,488
Beyond Air, Inc.(x)*	5,434	36,299
BioLife Solutions, Inc.*	2,055	46,710
Biomerica, Inc.(x)*	1,901	8,497
BioSig Technologies, Inc.(x)*	5,623	6,466
Bioventus, Inc., Class A*	5,582	78,706
Bluejay Diagnostics, Inc.*	974	1,091
Chembio Diagnostics, Inc.(x)*	5,645	4,629
ClearPoint Neuro, Inc.(x)*	3,709	38,611
Co-Diagnostics, Inc.*	5,279	32,624
Cutera, Inc.(x)*	3,453	238,257
CVRx, Inc.*	2,273	13,615
CytoSorbents Corp.(x)*	7,853	25,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
DarioHealth Corp.(x)*	2,564	$14,974
Delcath Systems, Inc.*	1,107	7,085
Ekso Bionics Holdings, Inc.(x)*	2,652	7,664
ElectroCore, Inc.*	12,435	7,275
Electromed, Inc.*	1,354	16,844
ENDRA Life Sciences, Inc.(x)*	8,073	3,148
enVVeno Medical Corp.(x)*	1,747	11,128
Femasys, Inc.(x)*	500	1,130
FONAR Corp.*	1,307	24,245
GBS, Inc.(x)*	1,625	1,271
HeartBeam, Inc.(x)*	891	1,631
Helius Medical Technologies, Inc.(x)*	465	1,535
Intersect ENT, Inc.*	6,531	182,933
IntriCon Corp.*	1,642	39,178
Invacare Corp.*	6,597	9,302
INVO BioScience, Inc.(x)*	1,501	3,963
iRadimed Corp.	1,232	55,243
IRIDEX Corp.*	2,651	12,274
Kewaunee Scientific Corp.*	471	6,735
Lantheus Holdings, Inc.*	24,643	1,363,004
LeMaitre Vascular, Inc.	3,739	173,751
LENSAR, Inc.(x)*	1,911	14,141
Lucid Diagnostics, Inc.(x)*	1,145	3,847
Lucira Health, Inc.(x)*	3,087	11,021
Meridian Bioscience, Inc.*	8,373	217,363
Microbot Medical, Inc.(x)*	1,292	8,101
Milestone Scientific, Inc.(x)*	9,564	14,537
Minerva Surgical, Inc.*	1,366	6,147
Motus GI Holdings, Inc.(x)*	9,142	3,290
Myomo, Inc.(x)*	1,054	4,016
Natus Medical, Inc.*	6,609	173,685
Nemaura Medical, Inc.(x)*	2,324	10,156
Neuronetics, Inc.(x)*	4,807	14,565
NeuroPace, Inc.(x)*	1,447	11,880
OraSure Technologies, Inc.*	14,240	96,547
Orthofix Medical, Inc.*	3,774	123,410
OrthoPediatrics Corp.*	27,194	1,468,204
Outset Medical, Inc.*	24,069	1,092,733
PAVmed, Inc.(x)*	13,998	18,477
Predictive Oncology, Inc.(x)*	13,207	12,903
Pro-Dex, Inc.(x)*	456	7,538
Pulmonx Corp.(x)*	18,534	459,829
Pulse Biosciences, Inc.(x)*	2,632	12,792
Quotient Ltd.*	15,165	18,198
Repro-Med Systems, Inc.*	5,593	15,996
Retractable Technologies, Inc.(x)*	3,318	15,761
ReWalk Robotics Ltd.(x)*	8,864	10,282
RxSight, Inc.(x)*	3,488	43,181
Sanara Medtech, Inc.*	630	17,483
SeaSpine Holdings Corp.*	6,389	77,690
Second Sight Medical Products, Inc.(x)*	3,639	5,204
Senseonics Holdings, Inc.(x)*	84,872	167,198
Sensus Healthcare, Inc.*	2,579	26,099
Shockwave Medical, Inc.*	5,500	1,140,480
SI-BONE, Inc.(x)*	31,393	709,482
Sientra, Inc.(x)*	11,249	24,973
Sight Sciences, Inc.(x)*	13,597	157,181
SiNtx Technologies, Inc.(x)*	5,207	3,176
Sonendo, Inc.*	1,348	5,405
Stereotaxis, Inc.*	9,785	36,498
Strata Skin Sciences, Inc.*	4,539	6,672
Surgalign Holdings, Inc.*	27,767	8,450
Surmodics, Inc.*	2,632	119,309
Talis Biomedical Corp.(x)*	2,496	3,519
Tela Bio, Inc.*	1,352	15,724
Tivic Health Systems, Inc.(x)*	695	1,105
TransMedics Group, Inc.*	5,075	136,721
Treace Medical Concepts, Inc.*	50,384	952,761
Utah Medical Products, Inc.	665	59,757
Vapotherm, Inc.(x)*	4,583	63,704
Venus Concept, Inc.(x)*	4,469	6,391
ViewRay, Inc.*	29,438	115,397
VolitionRX Ltd.(x)*	7,231	21,765
Xtant Medical Holdings, Inc.*	1,159	788
Zynex, Inc.(x)	4,202	26,178

		12,191,065

Health Care Providers & Services (1.3%)
AirSculpt Technologies, Inc.(x)*	1,252	17,127
Akumin, Inc.*	11,355	12,604
Apollo Medical Holdings, Inc.(x)*	7,420	359,647
Avalon GloboCare Corp.(x)*	4,288	3,005
Biodesix, Inc.(x)*	2,584	4,367
Castle Biosciences, Inc.*	27,700	1,242,622
Cross Country Healthcare, Inc.*	7,060	152,990
Enzo Biochem, Inc.(x)*	9,390	27,231
Five Star Senior Living, Inc.*	3,688	7,929
Great Elm Group, Inc.*	3,472	6,284
Hanger, Inc.*	7,433	136,247
Imac Holdings, Inc.(x)*	4,831	4,976
InfuSystem Holdings, Inc.*	3,540	34,692
Joint Corp. (The)*	2,692	95,270
Novo Integrated Sciences, Inc.(x)*	2,292	5,294
Ontrak, Inc.(x)*	1,820	4,122
PetIQ, Inc.*	5,269	128,564
Precipio, Inc.(x)*	3,586	4,841
Progenity, Inc.(x)*	3,001	3,481
Psychemedics Corp.	1,086	7,548
RadNet, Inc.*	8,930	199,764
Regional Health Properties, Inc.(x)*	332	1,172
Sharps Compliance Corp.*	3,524	20,792
SOC Telemed, Inc.(x)*	11,647	34,825
Sonida Senior Living, Inc.*	618	20,474
Viemed Healthcare, Inc.(x)*	6,872	34,223
Vivos Therapeutics, Inc.(x)*	3,409	9,136

		2,579,227

Health Care Technology (0.7%)
CareCloud, Inc.*	1,926	9,919
Computer Programs and Systems, Inc.*	2,780	95,771
Convey Health Solutions Holdings, Inc.*	2,570	16,808
Forian, Inc.(x)*	3,803	26,469
Health Catalyst, Inc.*	27,287	713,009
Healthcare Triangle, Inc.*	1,033	1,260
HealthStream, Inc.*	4,943	98,465
iCAD, Inc.*	4,322	19,276
iSpecimen, Inc.	1,307	7,019
NantHealth, Inc.(x)*	5,725	4,314
OptimizeRx Corp.*	3,369	127,045
Simulations Plus, Inc.(x)	3,031	154,520
Streamline Health Solutions, Inc.(x)*	5,876	9,402

		1,283,277

Life Sciences Tools & Services (1.1%)
Akoya Biosciences, Inc.(x)*	2,626	28,860
Alpha Teknova, Inc.(x)*	1,342	18,533
Applied DNA Sciences, Inc.(x)*	1,033	2,211
Champions Oncology, Inc.*	1,456	11,837
ChromaDex Corp.(x)*	8,957	22,034
Codex DNA, Inc.(x)*	1,827	9,811
Codexis, Inc.*	18,893	389,574
Fluidigm Corp.(x)*	15,095	54,191
Harvard Bioscience, Inc.*	7,817	48,544
Inotiv, Inc.(x)*	3,379	88,462
IsoPlexis Corp.(x)*	1,610	5,522
Miromatrix Medical, Inc.(x)*	2,508	9,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
NanoString Technologies, Inc.*	15,187	$527,748
Personalis, Inc.*	7,015	57,453
Quanterix Corp.*	15,047	439,222
Rapid Micro Biosystems, Inc., Class A*	3,205	21,762
Seqll, Inc.*	842	1,170
Singular Genomics Systems, Inc.(x)*	9,439	59,560
SomaLogic, Inc.*	27,298	218,930

		2,015,356

Pharmaceuticals (3.6%)
9 Meters Biopharma, Inc.(x)*	44,952	26,940
AcelRx Pharmaceuticals, Inc.(x)*	27,390	7,820
Acer Therapeutics, Inc.(x)*	1,932	5,603
Aclaris Therapeutics, Inc.(x)*	10,017	172,693
Adial Pharmaceuticals, Inc.*	2,336	4,695
Aerie Pharmaceuticals, Inc.*	8,409	76,522
Agile Therapeutics, Inc.*	14,492	3,036
Alimera Sciences, Inc.*	1,339	7,498
Altamira Therapeutics Ltd.(x)*	5,853	6,438
Amphastar Pharmaceuticals, Inc.*	7,253	260,383
Ampio Pharmaceuticals, Inc.(x)*	36,989	17,385
Amylyx Pharmaceuticals, Inc.*	1,903	24,454
Anebulo Pharmaceuticals, Inc.*	602	4,070
Angion Biomedica Corp.(x)*	4,203	8,910
ANI Pharmaceuticals, Inc.*	2,162	60,774
Antares Pharma, Inc.*	32,569	133,533
Aquestive Therapeutics, Inc.(x)*	4,989	13,021
Athira Pharma, Inc.(x)*	6,467	87,305
Avenue Therapeutics, Inc.*	1,678	808
Aytu BioPharma, Inc.(x)*	5,035	5,438
Baudax Bio, Inc.(x)*	417	738
Biofrontera, Inc.(x)*	677	2,254
Cara Therapeutics, Inc.*	8,686	105,535
cbdMD, Inc.*	7,620	7,925
CinCor Pharma, Inc.*	2,306	40,447
Citius Pharmaceuticals, Inc.(x)*	23,858	42,706
Clearside Biomedical, Inc.*	9,197	21,061
Clever Leaves Holdings, Inc.(x)*	4,144	10,319
CNS Pharmaceuticals, Inc.*	2,886	984
Cocrystal Pharma, Inc.(x)*	17,181	9,450
Cognition Therapeutics, Inc.*	693	1,871
Collegium Pharmaceutical, Inc.*	6,765	137,735
Context Therapeutics, Inc.(x)*	1,016	2,205
CorMedix, Inc.(x)*	7,396	40,530
Cumberland Pharmaceuticals, Inc.*	1,260	3,553
Cymabay Therapeutics, Inc.*	16,795	52,232
Dare Bioscience, Inc.(x)*	14,808	22,064
Dermata Therapeutics, Inc.(x)*	512	640
DICE Therapeutics, Inc.(x)*	2,767	52,933
Durect Corp.(x)*	43,931	29,429
Eloxx Pharmaceuticals, Inc.(x)*	10,700	5,991
Enveric Biosciences, Inc.*	4,301	1,419
Esperion Therapeutics, Inc.(x)*	11,533	53,513
Eton Pharmaceuticals, Inc.(x)*	4,171	18,186
Evofem Biosciences, Inc.(x)*	35,401	12,036
Evoke Pharma, Inc.(x)*	7,230	3,579
Evolus, Inc.(x)*	6,584	73,873
Eyenovia, Inc.(x)*	3,490	10,645
EyePoint Pharmaceuticals, Inc.(x)*	4,971	60,398
Fulcrum Therapeutics, Inc.(x)*	25,848	611,305
Graybug Vision, Inc.(x)*	2,520	3,100
Harrow Health, Inc.(x)*	4,561	31,106
Hepion Pharmaceuticals, Inc.(x)*	16,591	21,402
Hoth Therapeutics, Inc.*	4,669	3,231
Ikena Oncology, Inc.(x)*	5,499	33,544
IMARA, Inc.*	1,574	2,959
Intra-Cellular Therapies, Inc.*	45,663	2,794,119
Jaguar Health, Inc.(x)*	7,569	5,363
Journey Medical Corp.(x)*	682	3,280
Kala Pharmaceuticals, Inc.(x)*	9,018	12,445
Kaleido Biosciences, Inc.(x)*	3,317	5,473
KemPharm, Inc.(x)*	5,899	29,672
Landos Biopharma, Inc.*	1,001	1,476
Lannett Co., Inc.(x)*	7,017	5,529
Lipocine, Inc.(x)*	17,415	23,859
Liquidia Corp.(x)*	6,832	49,054
Longboard Pharmaceuticals, Inc.(x)*	2,480	12,871
Lyra Therapeutics, Inc.(x)*	1,424	5,724
Marinus Pharmaceuticals, Inc.(x)*	7,377	68,975
MediWound Ltd.*	3,287	6,541
Mind Medicine MindMed, Inc.(x)*	62,739	69,640
MyMD Pharmaceuticals, Inc.*	7,288	33,962
Novan, Inc.(x)*	3,652	14,389
Nutriband, Inc.*	276	1,162
Ocular Therapeutix, Inc.*	15,387	76,166
Ocuphire Pharma, Inc.(x)*	2,333	7,559
Opiant Pharmaceuticals, Inc.*	898	19,235
Optinose, Inc.(x)*	11,773	29,079
Oramed Pharmaceuticals, Inc.(x)*	7,450	64,443
Otonomy, Inc.(x)*	11,973	28,735
Palisade Bio, Inc.(x)*	1,654	1,753
Paratek Pharmaceuticals, Inc.(x)*	9,616	28,560
Petros Pharmaceuticals, Inc.*	1,299	2,026
Pliant Therapeutics, Inc.(x)*	31,448	220,451
PLx Pharma, Inc.(x)*	5,200	21,008
Processa Pharmaceuticals, Inc.(x)*	2,103	6,330
ProPhase Labs, Inc.(x)	1,844	12,908
Provention Bio, Inc.(x)*	11,137	81,523
Pulmatrix, Inc.*	609	4,159
Rain Therapeutics, Inc.(x)*	3,146	15,950
Relmada Therapeutics, Inc.*	4,956	133,762
Reviva Pharmaceuticals Holdings, Inc.(x)*	1,655	4,071
RVL Pharmaceuticals plc(x)*	7,941	13,420
Satsuma Pharmaceuticals, Inc.*	4,065	15,447
scPharmaceuticals, Inc.*	2,646	15,029
SCYNEXIS, Inc.(x)*	4,621	18,068
Seelos Therapeutics, Inc.(x)*	18,938	15,866
SIGA Technologies, Inc.*	9,532	67,582
Societal CDMO, Inc.(x)*	7,884	14,191
Tarsus Pharmaceuticals, Inc.*	1,618	27,215
Terns Pharmaceuticals, Inc.*	2,637	7,832
TFF Pharmaceuticals, Inc.(x)*	4,026	25,404
TherapeuticsMD, Inc.(x)*	75,810	28,808
Theseus Pharmaceuticals, Inc.(x)*	2,281	26,300
Timber Pharmaceuticals, Inc.*	6,733	2,592
Trevi Therapeutics, Inc.*	1,850	4,070
Tricida, Inc.(x)*	5,839	47,997
Ventyx Biosciences, Inc.(x)*	2,071	28,103
Verrica Pharmaceuticals, Inc.(x)*	2,602	21,102
VYNE Therapeutics, Inc.*	9,502	6,177
WaVe Life Sciences Ltd.*	8,386	16,772
Xeris Biopharma Holdings, Inc.(x)*	23,553	60,296
Zynerba Pharmaceuticals, Inc.(x)*	7,701	15,787

		6,837,534

Total Health Care		47,928,372

Industrials (14.5%)
Aerospace & Defense (1.0%)
AeroVironment, Inc.*	11,426	1,075,644
AerSale Corp.(x)*	3,145	49,439
Air Industries Group*	5,356	4,472
Astronics Corp.*	5,018	64,883
Astrotech Corp.(x)*	10,086	7,271
Byrna Technologies, Inc.(x)*	3,696	30,196
Cadre Holdings, Inc.(x)	1,260	30,946
CPI Aerostructures, Inc.*	2,312	6,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ducommun, Inc.*	2,159	$113,110
Innovative Solutions and Support, Inc.(x)*	2,662	21,456
National Presto Industries, Inc.	1,007	77,489
Park Aerospace Corp.	3,723	48,585
SIFCO Industries, Inc.*	591	2,930
Sigma Labs, Inc.(x)*	2,227	4,543
Triumph Group, Inc.*	12,540	317,011
Vectrus, Inc.*	2,293	82,227
VirTra, Inc.(x)*	1,465	8,937

		1,945,959

Air Freight & Logistics (1.0%)
Air T, Inc.*	285	6,484
Atlas Air Worldwide Holdings, Inc.*	21,040	1,817,225
Radiant Logistics, Inc.*	7,982	50,845

		1,874,554

Airlines (0.0%)
Mesa Air Group, Inc.*	6,868	30,219

Building Products (0.2%)
Aeroclean Technologies, Inc.*	797	2,869
Alpha Pro Tech Ltd.(x)*	2,192	9,206
Applied UV, Inc.(x)*	840	1,260
Armstrong Flooring, Inc.(x)*	4,476	6,401
Caesarstone Ltd.	4,511	47,456
Insteel Industries, Inc.	3,674	135,901
Jewett-Cameron Trading Co. Ltd.*	467	3,241
Quanex Building Products Corp.	6,642	139,416

		345,750

Commercial Services & Supplies (1.4%)
ACCO Brands Corp.	18,274	146,192
Acme United Corp.	433	14,614
Aqua Metals, Inc.(x)*	12,830	19,373
ARC Document Solutions, Inc.	6,964	27,160
Aris Water Solution, Inc., Class A	3,780	68,796
CECO Environmental Corp.*	6,243	34,274
Charah Solutions, Inc.(x)*	2,848	14,211
CompX International, Inc.	328	7,714
DSS, Inc.*	10,768	6,170
Ennis, Inc.	4,982	92,017
Fuel Tech, Inc.(x)*	4,837	7,014
GEO Group, Inc. (The) (REIT)(x)*	22,451	148,401
Heritage-Crystal Clean, Inc.*	3,123	92,472
Interface, Inc.	11,402	154,725
Kimball International, Inc., Class B	7,331	61,947
Montrose Environmental Group, Inc.*	22,428	1,187,114
NL Industries, Inc.	1,598	11,490
Odyssey Marine Exploration, Inc.(x)*	2,518	16,770
Performant Financial Corp.*	8,552	26,597
Perma-Fix Environmental Services, Inc.*	2,386	13,194
Quad/Graphics, Inc.*	6,905	47,921
Quest Resource Holding Corp.*	3,067	18,862
Renovare Environmental, Inc.*	3,326	1,828
SP Plus Corp.*	4,617	144,789
Team, Inc.*	5,613	12,405
TOMI Environmental Solutions, Inc.(x)*	2,247	2,040
Viad Corp.*	3,954	140,920
Vidler Water Resouces, Inc.*	3,363	51,925
Virco Mfg. Corp.(x)*	2,233	6,677
VSE Corp.	2,065	95,176

		2,672,788

Construction & Engineering (2.6%)
Ameresco, Inc., Class A*	31,273	2,486,204
Argan, Inc.	2,887	117,183
Bowman Consulting Group Ltd.*	1,685	27,701
Concrete Pumping Holdings, Inc.(x)*	4,994	33,460
Great Lakes Dredge & Dock Corp.*	12,770	179,163
IES Holdings, Inc.*	1,720	69,144
Infrastructure and Energy Alternatives, Inc.*	5,323	63,078
INNOVATE Corp.(x)*	9,125	33,671
iSun, Inc.(x)*	1,485	6,089
Limbach Holdings, Inc.*	1,791	12,448
Matrix Service Co.*	5,224	42,941
MYR Group, Inc.*	3,257	306,288
Northwest Pipe Co.*	1,911	48,635
NV5 Global, Inc.*	8,374	1,116,254
Orbital Energy Group, Inc.(x)*	8,233	15,149
Orion Group Holdings, Inc.*	5,510	13,665
Sterling Construction Co., Inc.*	5,454	146,167
Tutor Perini Corp.*	8,110	87,588
Williams Industrial Services Group, Inc.(x)*	3,358	6,682

		4,811,510

Electrical Equipment (0.5%)
Advent Technologies Holdings, Inc.(x)*	6,472	15,015
Allied Motion Technologies, Inc.	2,387	71,228
American Superconductor Corp.*	5,535	42,121
Babcock & Wilcox Enterprises, Inc.*	10,780	87,965
Beam Global(x)*	1,703	34,826
BitNile Holdings, Inc.(x)*	17,005	14,337
Blink Charging Co.(x)*	7,173	189,798
Broadwind, Inc.(x)*	3,540	7,682
Capstone Green Energy Corp.*	3,243	13,361
Energous Corp.(x)*	13,955	16,746
Eos Energy Enterprises, Inc.(x)*	8,679	36,278
Espey Mfg. & Electronics Corp.*	431	5,991
Flux Power Holdings, Inc.(x)*	1,578	4,213
FTC Solar, Inc.(x)*	8,126	40,061
Ideal Power, Inc.(x)*	1,220	10,736
LSI Industries, Inc.	5,126	30,756
Nuvve Holding Corp.(x)*	1,438	11,346
Ocean Power Technologies, Inc.(x)*	9,808	13,829
Orion Energy Systems, Inc.*	5,501	15,403
Pioneer Power Solutions, Inc.(x)	706	3,996
Polar Power, Inc.(x)*	1,469	4,701
Powell Industries, Inc.	1,808	35,111
Preformed Line Products Co.	581	36,847
Romeo Power, Inc.(x)*	20,151	30,025
Sunworks, Inc.(x)*	6,090	15,347
Thermon Group Holdings, Inc.*	6,428	104,134
Ultralife Corp.*	1,878	10,085
Westwater Resources, Inc.(x)*	6,486	12,972

		914,910

Industrial Conglomerates (0.0%)
Gaucho Group Holdings, Inc.(x)*	1,628	4,200

Machinery (2.7%)
AgEagle Aerial Systems, Inc.(x)*	13,000	15,470
Agrify Corp.(x)*	3,723	17,238
Blue Bird Corp.(x)*	3,449	64,910
CIRCOR International, Inc.*	3,597	95,752
Columbus McKinnon Corp.	5,451	231,122
Commercial Vehicle Group, Inc.*	6,362	53,759
Douglas Dynamics, Inc.	4,483	155,067
Eastern Co. (The)	1,091	25,409
Energy Recovery, Inc.*	8,134	163,819
Evoqua Water Technologies Corp.*	34,625	1,626,683
FreightCar America, Inc.*	2,584	15,271
Gencor Industries, Inc.*	1,929	19,830
Graham Corp.	1,930	14,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hurco Cos., Inc.	1,228	$38,707
Ideanomics, Inc.(x)*	97,702	109,426
L B Foster Co., Class A*	1,960	30,125
Lightning eMotors, Inc.(x)*	10,225	58,283
LS Starrett Co. (The), Class A*	1,123	8,636
Luxfer Holdings plc	5,437	91,342
Manitex International, Inc.*	2,820	20,530
Manitowoc Co., Inc. (The)*	6,733	101,534
Mayville Engineering Co., Inc.*	1,903	17,831
Miller Industries, Inc.	2,190	61,670
NN, Inc.*	8,687	25,019
Park-Ohio Holdings Corp.	1,633	22,976
Perma-Pipe International Holdings, Inc.*	1,480	13,956
Proto Labs, Inc.*	8,197	433,621
Shyft Group, Inc. (The)	40,188	1,451,189
Taylor Devices, Inc.*	543	5,321
Titan International, Inc.*	10,008	147,418
Twin Disc, Inc.*	2,005	33,363
Urban-Gro, Inc.(x)*	1,510	16,217

		5,186,374

Marine (0.2%)
Eagle Bulk Shipping, Inc.(x)	1,778	121,100
Eneti, Inc.(x)	3,221	20,453
Genco Shipping & Trading Ltd.	6,285	148,452
Navios Maritime Holdings, Inc.*	2,508	9,104
Pangaea Logistics Solutions Ltd.	2,249	12,504
Safe Bulkers, Inc.	12,557	59,771

		371,384

Professional Services (3.2%)
Acacia Research Corp.*	9,688	43,693
Atlas Technical Consultants, Inc.(x)*	3,021	36,373
Barrett Business Services, Inc.	1,483	114,888
BGSF, Inc.	1,924	25,339
CRA International, Inc.	1,414	119,144
DLH Holdings Corp.*	1,140	21,592
Forrester Research, Inc.*	2,199	124,068
Franklin Covey Co.*	2,502	113,140
Heidrick & Struggles International, Inc.	3,802	150,483
Hill International, Inc.(x)*	7,998	13,037
HireQuest, Inc.(x)	968	18,508
Hudson Global, Inc.(x)*	548	22,287
ICF International, Inc.	15,388	1,448,626
Kelly Services, Inc., Class A	6,900	149,661
Kforce, Inc.	31,290	2,314,521
Mastech Digital, Inc.*	811	14,995
Mistras Group, Inc.*	3,817	25,230
RCM Technologies, Inc.*	1,728	17,038
Red Violet, Inc.(x)*	1,519	43,292
Resources Connection, Inc.	6,074	104,108
ShiftPixy, Inc.*	1,653	1,290
Volt Information Sciences, Inc.*	2,815	16,834
Where Food Comes From, Inc.	454	5,067
Willdan Group, Inc.(x)*	32,754	1,005,220

		5,948,434

Road & Rail (0.2%)
Covenant Logistics Group, Inc.	2,382	51,284
Daseke, Inc.*	7,995	80,510
HyreCar, Inc.*	3,342	7,954
PAM Transportation Services, Inc.*	1,394	48,441
Patriot Transportation Holding, Inc.	365	2,913
Universal Logistics Holdings, Inc.	1,504	30,306
US Xpress Enterprises, Inc., Class A*	5,152	19,990
USA Truck, Inc.*	1,560	32,136
Yellow Corp.*	10,043	70,401

		343,935

Trading Companies & Distributors (1.5%)
Alta Equipment Group, Inc.*	3,753	46,387
BlueLinx Holdings, Inc.*	1,815	130,462
DXP Enterprises, Inc.*	3,379	91,537
EVI Industries, Inc.(x)*	971	18,051
FGI Industries Ltd.*	504	1,512
Hudson Technologies, Inc.*	7,537	46,805
Huttig Building Products, Inc.*	4,978	53,065
India Globalization Capital, Inc.*	10,610	10,068
Karat Packaging, Inc.*	909	18,044
Lawson Products, Inc.*	13,425	517,399
Rush Enterprises, Inc., Class A	24,155	1,229,731
Titan Machinery, Inc.*	3,793	107,190
Transcat, Inc.*	1,416	114,894
Veritiv Corp.*	2,828	377,793
Willis Lease Finance Corp.*	556	17,898

		2,780,836

Total Industrials		27,230,853

Information Technology (15.8%)
Communications Equipment (2.0%)
Applied Optoelectronics, Inc.(x)*	5,025	18,341
AudioCodes Ltd.	32,311	825,546
Aviat Networks, Inc.*	1,896	58,340
BK Technologies Corp.	3,203	8,168
CalAmp Corp.(x)*	7,094	51,857
Calix, Inc.*	42,390	1,818,955
Cambium Networks Corp.*	2,169	51,275
Casa Systems, Inc.*	6,369	28,788
Clearfield, Inc.*	2,245	146,419
ClearOne, Inc.*	1,524	1,391
ComSovereign Holding Corp.(x)*	9,370	7,871
Comtech Telecommunications Corp.	5,172	81,149
Digi International, Inc.*	6,790	146,121
DZS, Inc.*	3,404	47,213
EMCORE Corp.*	7,263	26,873
Franklin Wireless Corp.*	2,045	8,149
Genasys, Inc.*	7,293	20,056
Harmonic, Inc.*	17,757	164,962
Inseego Corp.(x)*	16,642	67,400
KVH Industries, Inc.*	2,952	26,863
Lantronix, Inc.*	5,325	35,571
Network-1 Technologies, Inc.	2,781	7,258
Ondas Holdings, Inc.(x)*	6,220	45,406
PCTEL, Inc.*	3,419	15,864
Pineapple Holdings, Inc.	411	2,569
Ribbon Communications, Inc.*	13,973	43,177
TESSCO Technologies, Inc.*	1,254	7,574
Vislink Technologies, Inc.(x)*	8,149	8,638

		3,771,794

Electronic Equipment, Instruments & Components (1.0%)
Airgain, Inc.*	1,684	12,765
Akoustis Technologies, Inc.(x)*	9,938	64,597
AmpliTech Group, Inc.*	674	2,265
Arlo Technologies, Inc.*	16,567	146,784
Autoscope Technologies Corp.	640	4,038
Bel Fuse, Inc., Class B	1,937	34,556
ClearSign Technologies Corp.(x)*	4,760	7,759
Coda Octopus Group, Inc.(x)*	1,251	8,219
CPS Technologies Corp.*	2,100	10,941
CTS Corp.	6,257	221,122
Daktronics, Inc.*	7,401	28,420
Data I/O Corp.*	1,371	5,827
Digital Ally, Inc.(x)*	10,370	11,303
Frequency Electronics, Inc.(x)*	1,200	10,440
Identiv, Inc.(x)*	4,327	69,968
Intellicheck, Inc.(x)*	3,655	9,320
Interlink Electronics, Inc.*	127	1,227
Iteris, Inc.(x)*	8,166	24,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Key Tronic Corp.*	2,031	$11,475
Kimball Electronics, Inc.*	4,672	93,393
LGL Group, Inc. (The)*	707	7,742
LightPath Technologies, Inc., Class A*	4,964	9,779
Luna Innovations, Inc.(x)*	6,267	48,319
MICT, Inc.(x)*	21,870	13,367
Napco Security Technologies, Inc.*	5,775	118,503
OSI Systems, Inc.*	5,665	482,205
Powerfleet, Inc.*	6,524	19,376
Red Cat Holdings, Inc.(x)*	6,006	12,132
Research Frontiers, Inc.(x)*	6,456	12,395
RF Industries Ltd.*	2,040	14,708
Richardson Electronics Ltd.	2,215	27,555
ScanSource, Inc.*	4,950	172,210
Soluna Holdings, Inc.(x)*	1,547	17,032
VerifyMe, Inc.*	1,300	4,381
Vishay Precision Group, Inc.*	2,469	79,378
Wayside Technology Group, Inc.	765	26,163
Wireless Telecom Group, Inc.*	2,744	4,720
Wrap Technologies, Inc.(x)*	3,669	9,906

		1,858,625

IT Services (1.0%)
ALJ Regional Holdings, Inc.(x)*	4,371	11,452
American Virtual Cloud Technologies, Inc.(x)*	8,190	7,659
BM Technologies, Inc.(x)*	1,784	15,253
Brightcove, Inc.*	8,166	63,695
Cantaloupe, Inc.*	11,709	79,270
Cass Information Systems, Inc.	2,768	102,167
Computer Task Group, Inc.*	2,627	25,666
Crexendo, Inc.(x)	1,473	5,347
CSP, Inc.*	844	6,583
Exela Technologies, Inc.(x)*	33,056	13,758
Glimpse Group, Inc. (The)(x)*	607	3,879
GreenBox POS(x)*	3,634	15,335
Grid Dynamics Holdings, Inc.*	8,945	125,946
Hackett Group, Inc. (The)	4,818	111,103
I3 Verticals, Inc., Class A*	4,189	116,706
IBEX Holdings Ltd.*	1,146	18,267
Information Services Group, Inc.	7,121	48,494
Innodata, Inc.(x)*	4,882	34,125
Inpixon(x)*	21,588	5,613
International Money Express, Inc.*	6,412	132,151
Limelight Networks, Inc.*	24,345	127,081
MoneyGram International, Inc.*	17,565	185,486
OLB Group, Inc. (The)(x)*	517	905
Paysign, Inc.(x)*	6,314	12,439
PFSweb, Inc.*	3,195	36,519
Priority Technology Holdings, Inc.(x)*	1,917	11,023
Research Solutions, Inc.*	3,604	7,677
ServiceSource International, Inc.*	19,320	25,116
StarTek, Inc.*	3,238	14,344
Steel Connect, Inc.*	7,082	9,136
Tucows, Inc., Class A(x)*	1,901	129,838
Unisys Corp.*	12,907	278,920
Usio, Inc.*	4,292	15,365
WidePoint Corp.*	1,810	6,842

		1,803,160

Semiconductors & Semiconductor Equipment (4.9%)
Aehr Test Systems(x)*	4,573	46,462
Alpha & Omega Semiconductor Ltd.*	4,253	232,426
Amtech Systems, Inc.*	2,182	21,951
Atomera, Inc.(x)*	4,020	52,501
AXT, Inc.*	8,134	57,101
CEVA, Inc.*	30,319	1,232,467
CVD Equipment Corp.*	975	4,349
CyberOptics Corp.*	1,433	58,151
eMagin Corp.(x)*	12,632	14,401
Everspin Technologies, Inc.(x)*	3,134	27,297
GSI Technology, Inc.(x)*	3,501	13,409
Ichor Holdings Ltd.*	42,494	1,513,636
Impinj, Inc.*	26,834	1,705,032
indie Semiconductor, Inc., Class A(x)*	129,188	1,008,958
inTEST Corp.*	2,139	22,951
Kopin Corp.(x)*	15,515	39,253
Meta Materials, Inc.(x)*	40,699	67,967
NeoPhotonics Corp.*	10,355	157,500
NVE Corp.	949	51,692
PDF Solutions, Inc.*	5,967	166,300
Photronics, Inc.*	11,669	198,023
Pixelworks, Inc.*	10,060	29,878
QuickLogic Corp.(x)*	2,379	13,085
Rambus, Inc.*	72,583	2,314,672
SkyWater Technology, Inc.(x)*	1,542	16,700
SMART Global Holdings, Inc.*	9,602	248,020
WiSA Technologies, Inc.*	1,803	2,254

		9,316,436

Software (5.7%)
A10 Networks, Inc.	11,834	165,084
Agilysys, Inc.*	25,735	1,026,312
Akerna Corp.(x)*	3,713	4,233
Alfi, Inc.(x)*	797	1,307
American Software, Inc., Class A	6,170	128,583
Arteris, Inc.(x)*	74,942	974,246
Asure Software, Inc.*	3,553	21,140
Auddia, Inc.(x)*	1,197	2,442
AudioEye, Inc.*	1,414	9,629
AvidXchange Holdings, Inc.*	88,922	715,822
Aware, Inc.*	2,956	8,868
Benefitfocus, Inc.(x)*	4,805	60,639
BSQUARE Corp.(x)*	3,753	6,493
ChannelAdvisor Corp.*	5,787	95,891
Cleanspark, Inc.(x)*	7,994	98,886
Color Star Technology Co. Ltd.(x)*	27,989	6,382
CoreCard Corp.(x)*	1,447	39,648
CYNGN, Inc.(x)*	728	1,063
DatChat, Inc.(x)*	2,957	7,747
Digimarc Corp.(x)*	2,559	67,481
Duos Technologies Group, Inc.*	642	3,441
eGain Corp.*	4,200	48,636
Greenidge Generation Holdings, Inc.*	1,704	14,654
GTY Technology Holdings, Inc.*	6,284	20,297
Intrusion, Inc.(x)*	3,445	8,544
Issuer Direct Corp.*	594	17,660
JFrog Ltd.*	53,613	1,444,870
Kaspien Holdings, Inc.*	187	1,358
Mind CTI Ltd.(x)	3,683	10,791
Mitek Systems, Inc.*	8,398	123,199
NetSol Technologies, Inc.*	2,048	7,885
Oblong, Inc.*	2,772	1,817
Olo, Inc., Class A*	61,273	811,867
OneSpan, Inc.*	6,876	99,289
Park City Group, Inc.(x)*	2,473	13,057
Phunware, Inc.(x)*	16,656	46,304
Qumu Corp.*	3,143	5,532
RealNetworks, Inc.(x)*	6,771	3,927
Rekor Systems, Inc.(x)*	6,619	30,183
Rimini Street, Inc.*	8,922	51,748
Riskified Ltd., Class A(x)*	54,557	329,524
SeaChange International, Inc.(x)*	8,056	9,103
ShotSpotter, Inc.*	1,716	47,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SilverSun Technologies, Inc.	544	$1,773
Smith Micro Software, Inc.(x)*	9,382	35,370
Sprout Social, Inc., Class A*	15,070	1,207,408
SRAX, Inc.(x)*	4,308	258
SRAX, Inc. (Nasdaq Stock Exchange)(x)*	4,126	19,929
Stronghold Digital Mining, Inc., Class A(x)*	1,593	9,319
Synchronoss Technologies, Inc.*	12,239	21,173
UserTesting, Inc.(x)*	109,540	1,170,983
Verb Technology Co., Inc.(x)*	12,069	11,443
Veritone, Inc.(x)*	5,563	101,692
VirnetX Holding Corp.(x)*	12,386	20,189
Weave Communications, Inc.(x)*	823	4,905
Zuora, Inc., Class A*	98,342	1,473,163

		10,670,755

Technology Hardware, Storage & Peripherals (1.2%)
AstroNova, Inc.*	1,460	22,148
Avid Technology, Inc.*	58,674	2,045,962
Boxlight Corp., Class A(x)*	9,138	10,966
Eastman Kodak Co.(x)*	9,084	59,500
Immersion Corp.*	6,279	34,911
Intevac, Inc.(x)*	4,839	25,889
Movano, Inc.*	2,117	5,737
Moving Image Technologies, Inc.*	1,191	1,489
One Stop Systems, Inc.*	2,750	10,505
Quantum Corp.(x)*	11,821	26,834
Socket Mobile, Inc.(x)*	1,151	4,616
TransAct Technologies, Inc.*	1,756	12,397
Turtle Beach Corp.*	3,059	65,126

		2,326,080

Total Information Technology		29,746,850

Materials (2.3%)
Chemicals (0.9%)
Advanced Emissions Solutions, Inc.*	3,148	19,581
AdvanSix, Inc.	5,383	275,018
AgroFresh Solutions, Inc.*	6,077	11,546
American Vanguard Corp.	5,812	118,100
Aspen Aerogels, Inc.*	4,324	149,092
Core Molding Technologies, Inc.*	1,469	15,806
Crown ElectroKinetics Corp.(x)*	1,115	2,029
Flexible Solutions International, Inc.*	1,478	6,016
Flotek Industries, Inc.*	13,409	16,895
FutureFuel Corp.	5,314	51,705
Hawkins, Inc.	3,758	172,492
Intrepid Potash, Inc.*	1,961	161,077
Koppers Holdings, Inc.	4,058	111,676
LSB Industries, Inc.*	11,785	257,384
Marrone Bio Innovations, Inc.*	20,132	21,743
Northern Technologies International Corp.	1,572	18,895
Rayonier Advanced Materials, Inc.*	12,323	80,962
Trecora Resources*	4,586	38,798
Tredegar Corp.	5,136	61,581
Valhi, Inc.	475	13,922

		1,604,318

Construction Materials (0.0%)
Smith-Midland Corp.(x)*	785	13,934
United States Lime & Minerals, Inc.	406	47,112

		61,046

Containers & Packaging (0.2%)
Myers Industries, Inc.	7,108	153,533
Ranpak Holdings Corp.*	7,407	151,325
UFP Technologies, Inc.*	1,365	90,322

		395,180

Metals & Mining (1.1%)
Alpha Metallurgical Resources, Inc.*	3,447	454,866
Ampco-Pittsburgh Corp.(x)*	3,046	19,220
Caledonia Mining Corp. plc(x)	2,453	37,310
Comstock Mining, Inc.(x)*	8,255	13,786
Friedman Industries, Inc.	1,278	11,259
Gatos Silver, Inc.(x)*	9,094	39,286
Gold Resource Corp.	14,486	32,449
Haynes International, Inc.	2,404	102,410
Hycroft Mining Holding Corp.(x)*	7,006	16,114
Olympic Steel, Inc.	1,831	70,420
Paramount Gold Nevada Corp.*	5,586	3,638
Perpetua Resources Corp.*	6,223	25,514
PolyMet Mining Corp.*	6,086	25,500
Ramaco Resources, Inc.	4,211	66,534
Ryerson Holding Corp.	3,217	112,659
Schnitzer Steel Industries, Inc., Class A	5,182	269,153
SunCoke Energy, Inc.	16,357	145,741
Synalloy Corp.*	1,423	22,839
TimkenSteel Corp.*	9,063	198,299
Universal Stainless & Alloy Products, Inc.*	1,695	14,713
US Gold Corp.(x)*	1,200	8,400
Warrior Met Coal, Inc.	10,135	376,110

		2,066,220

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,217	90,172
Glatfelter Corp.	8,565	106,035

		196,207

Total Materials		4,322,971

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Alpine Income Property Trust, Inc. (REIT)	2,057	38,672
Ashford Hospitality Trust, Inc. (REIT)(x)*	3,312	33,782
Bluerock Residential Growth REIT, Inc. (REIT)	5,205	138,297
Braemar Hotels & Resorts, Inc. (REIT)(x)	11,376	70,304
BRT Apartments Corp. (REIT)	2,278	54,604
CatchMark Timber Trust, Inc. (REIT), Class A	9,794	80,311
Cedar Realty Trust, Inc. (REIT)	2,551	70,510
Chatham Lodging Trust (REIT)*	9,429	130,026
City Office REIT, Inc. (REIT)	8,428	148,838
Clipper Realty, Inc. (REIT)	2,343	21,251
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	2,977	9,139
Creative Media & Community Trust Corp. (REIT)	3,389	26,231
CTO Realty Growth, Inc. (REIT)	1,130	74,942
Farmland Partners, Inc. (REIT)	5,632	77,440
Franklin Street Properties Corp. (REIT)	19,884	117,316
Gladstone Commercial Corp. (REIT)	7,302	160,790
Gladstone Land Corp. (REIT)(x)	6,160	224,347
Global Medical REIT, Inc. (REIT)	11,774	192,152
Global Self Storage, Inc. (REIT)	2,104	11,782
Hersha Hospitality Trust (REIT)*	6,504	59,056
Indus Realty Trust, Inc. (REIT)	1,147	83,834
InnSuites Hospitality Trust (REIT)	696	2,123
NETSTREIT Corp. (REIT)	7,806	175,167
New York City REIT, Inc. (REIT), Class A	1,881	24,829
NexPoint Residential Trust, Inc. (REIT)	4,382	395,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
One Liberty Properties, Inc. (REIT)	3,168	$97,543
Pennsylvania REIT (REIT)(x)*	14,485	9,134
Plymouth Industrial REIT, Inc. (REIT)	6,155	166,800
Postal Realty Trust, Inc. (REIT), Class A	3,257	54,783
Power REIT (REIT)*	437	17,213
Preferred Apartment Communities, Inc. (REIT), Class A	10,270	256,134
Presidio Property Trust, Inc. (REIT), Class A	2,269	8,418
Retail Value, Inc. (REIT)	3,402	10,410
Seritage Growth Properties (REIT), Class A(x)*	7,306	92,494
Sotherly Hotels, Inc. (REIT)*	2,619	5,395
UMH Properties, Inc. (REIT)	8,591	211,253
Universal Health Realty Income Trust (REIT)	2,519	147,034
Urstadt Biddle Properties, Inc. (REIT), Class A	5,818	109,437
Wheeler REIT, Inc. (REIT)(x)*	1,528	3,514
Whitestone REIT (REIT)	8,999	119,237

		3,730,280

Real Estate Management & Development (0.2%)
Alset EHome International, Inc.(x)*	8,678	3,992
Altisource Asset Management Corp.*	278	3,911
Altisource Portfolio Solutions SA*	982	11,617
American Realty Investors, Inc.*	257	3,950
AMREP Corp.(x)*	824	11,140
Comstock Holding Cos., Inc.(x)*	312	1,825
Fathom Holdings, Inc.(x)*	1,435	15,354
Forestar Group, Inc.*	3,470	61,627
FRP Holdings, Inc.*	1,322	76,412
InterGroup Corp. (The)*	202	10,185
JW Mays, Inc.*	85	3,273
Maui Land & Pineapple Co., Inc.*	1,496	16,621
Rafael Holdings, Inc., Class B*	1,918	4,814
Stratus Properties, Inc.*	1,136	48,939
Tejon Ranch Co.*	4,110	75,049
Transcontinental Realty Investors, Inc.*	243	9,484
Trinity Place Holdings, Inc.(x)*	3,570	6,783

		364,976

Total Real Estate		4,095,256

Utilities (0.3%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	3,942	26,609
Via Renewables, Inc.(x)	2,206	18,177

		44,786

Gas Utilities (0.0%)
RGC Resources, Inc.(x)	1,610	34,422

Multi-Utilities (0.1%)
Unitil Corp.	3,053	152,283

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,599	77,631
Cadiz, Inc.(x)*	4,126	8,541
Consolidated Water Co. Ltd.(x)	3,008	33,269
Global Water Resources, Inc.(x)	2,394	39,836
Pure Cycle Corp.*	3,771	45,327
York Water Co. (The)	2,584	116,203

		320,807

Total Utilities		552,298

Total Common Stocks (98.4%) (Cost $177,735,879)		185,167,524

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Contra A/S, CVR(r)*	6,800	459

Total Consumer Discretionary		459

Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR(r)(x)*	3,013	—
OncoMed Pharmaceuticals, Inc., CVR(r)*	4,471	921
Oncternal Therapeutics, Inc., CVR(r)*	131	—

		921

Pharmaceuticals (0.0%)
Contra Aevi Genomic, CVR(x)*	8,431	253

Total Health Care		1,174

Information Technology (0.0%)
Communications Equipment (0.0%)
Pineapple Holdings, Inc., CVR(r)*	411	271

Technology Hardware, Storage & Peripherals (0.0%)
Quantum Corp., expiring 4/18/22*	11,821	100

Total Information Technology		371

Total Rights (0.0%) (Cost $9,751)		2,004

	Number of Warrants	Value (Note 1)
WARRANTS:
Real Estate (0.0%)
Equity Real Estate Investment Trusts (REITs) (0.0%)
Presidio Property Trust, Inc. (REIT), expiring 1/24/27* (Cost $—)	1,536	322

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	579,687	579,803

Total Investment Companies		1,579,803

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.1%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $2,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $11,054,652, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 11/15/51; total market value $11,275,666.(xx)	11,054,575	11,054,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $1,000,009, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27- 11/15/50; total market value $1,020,417.(xx)	$1,000,000	$1,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $1,600,140, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $1,769,278.(xx)	1,600,000	1,600,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034.(xx)	2,000,000	2,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $1,400,016, collateralized by various Common Stocks; total market value $1,621,464.(xx)	1,400,000	1,400,000

Total Repurchase Agreements		19,054,575

Total Short-Term Investments (11.0%) (Cost $20,634,320)		20,634,378

Total Investments in Securities (109.4%) (Cost $198,379,950)		205,804,228
Other Assets Less Liabilities (-9.4%)		(17,603,848)

Net Assets (100%)		$188,200,380

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $2,972 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $21,587,646. This was collateralized by $2,934,212 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 11/15/51 and by cash of $20,054,575 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	90	6/2022	USD	929,880	20,272

					20,272

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,267,437	$—	$—	$8,267,437
Consumer Discretionary	24,287,029	—	—	24,287,029
Consumer Staples	4,691,881	6,469	—	4,698,350
Energy	7,741,733	—	—	7,741,733
Financials	26,296,375	—	—	26,296,375
Health Care	47,928,372	—	—	47,928,372
Industrials	27,230,853	—	—	27,230,853
Information Technology	29,746,592	258	—	29,746,850
Materials	4,322,971	—	—	4,322,971
Real Estate	4,095,256	—	—	4,095,256
Utilities	552,298	—	—	552,298
Futures	20,272	—	—	20,272
Rights
Consumer Discretionary	—	—	459	459
Health Care	—	253	921	1,174
Information Technology	—	100	271	371
Short-Term Investments
Investment Companies	1,579,803	—	—	1,579,803
Repurchase Agreements	—	19,054,575	—	19,054,575
Warrants
Real Estate	322	—	—	322

Total Assets	$186,761,194	$19,061,655	$1,651	$205,824,500

Total Liabilities	$—	$—	$—	$—

Total	$186,761,194	$19,061,655	$1,651	$205,824,500

(a)	A security with a market value of $3,911 transferred from Level 3 to Level 1 at the end of the period due to to observable market inputs.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,183,668
Aggregate gross unrealized depreciation	(36,376,384)

Net unrealized appreciation	$5,807,284

Federal income tax cost of investments in securities and derivative instruments, if applicable	$200,017,216

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (5.5%)
Fertilizers & Agricultural Chemicals (5.5%)
CF Industries Holdings, Inc.	1,997	$205,811
Corteva, Inc.	6,786	390,059
FMC Corp.	1,180	155,253
ICL Group Ltd.	6,575	78,168
Mosaic Co. (The)	3,448	229,292
Nutrien Ltd.(x)	5,314	549,274
Yara International ASA	1,541	76,845

Total Chemicals		1,684,702

Food Products (2.2%)
Agricultural Products (2.2%)
Archer-Daniels-Midland Co.	5,208	470,074
Bunge Ltd.	1,308	144,940
Wilmar International Ltd.	18,311	63,493

Total Food Products		678,507

Metals & Mining (31.3%)
Aluminum (0.4%)
Norsk Hydro ASA	12,519	121,987

Copper (3.3%)
Antofagasta plc	3,671	80,161
First Quantum Minerals Ltd.	5,468	189,301
Freeport-McMoRan, Inc.	13,671	679,996
Lundin Mining Corp.	6,158	62,410

		1,011,868

Diversified Metals & Mining (16.1%)
Anglo American plc	11,909	614,224
BHP Group Ltd. (ASE Stock Exchange)	28,092	1,094,182
BHP Group Ltd. (London Stock Exchange)	19,035	729,804
Boliden AB	2,546	129,110
Glencore plc*	92,318	599,953
Ivanhoe Mines Ltd., Class A*	5,626	52,473
Mineral Resources Ltd.	1,582	61,841
Rio Tinto Ltd.	3,456	306,144
Rio Tinto plc	10,456	829,432
South32 Ltd.	43,416	161,673
Sumitomo Metal Mining Co. Ltd.	2,264	114,316
Teck Resources Ltd., Class B	4,402	177,749

		4,870,901

Gold (6.9%)
Agnico Eagle Mines Ltd.	4,250	260,069
Barrick Gold Corp.	16,564	406,233
Evolution Mining Ltd.	17,063	55,443
Franco-Nevada Corp.	1,780	283,257
Kinross Gold Corp.	11,668	68,506
Newcrest Mining Ltd.	8,284	164,451
Newmont Corp. (London Stock Exchange)	5,061	402,096
Newmont Corp. (Toronto Stock Exchange)	2,363	187,751
Northern Star Resources Ltd.	10,299	81,624
Wheaton Precious Metals Corp.	4,194	199,443

		2,108,873

Silver (0.2%)
Pan American Silver Corp.	1,958	53,439

Steel (4.4%)
ArcelorMittal SA	5,947	191,156
BlueScope Steel Ltd.	4,602	71,113
Fortescue Metals Group Ltd.	15,765	241,927
Hitachi Metals Ltd.*	1,964	32,861
JFE Holdings, Inc.(x)	4,602	64,763
Nippon Steel Corp.(x)	7,934	140,651
Nucor Corp.	2,661	395,558
Steel Dynamics, Inc.	1,847	154,095
voestalpine AG	1,080	32,082

		1,324,206

Total Metals & Mining		9,491,274

Oil, Gas & Consumable Fuels (57.7%)
Coal & Consumable Fuels (0.5%)
Cameco Corp.	3,705	107,907
Washington H Soul Pattinson & Co. Ltd.	2,016	42,811

		150,718

Integrated Oil & Gas (41.1%)
BP plc	183,817	898,320
Cenovus Energy, Inc.	12,209	203,524
Chevron Corp.	17,946	2,922,147
Eni SpA	23,496	344,477
Equinor ASA	9,098	341,386
Exxon Mobil Corp.	39,411	3,254,954
Galp Energia SGPS SA	4,666	59,048
Imperial Oil Ltd.	2,266	109,661
Occidental Petroleum Corp.	8,695	493,354
OMV AG	1,371	65,375
Repsol SA	13,508	177,618
Shell plc	71,676	1,967,059
Suncor Energy, Inc.	13,564	441,591
TotalEnergies SE	23,352	1,184,851

		12,463,365

Oil & Gas Exploration & Production (16.1%)
Aker BP ASA(x)	1,173	43,707
Canadian Natural Resources Ltd.	10,955	678,340
ConocoPhillips	12,279	1,227,900
Coterra Energy, Inc.	7,195	194,049
Devon Energy Corp.	5,987	354,011
Diamondback Energy, Inc.	1,602	219,602
EOG Resources, Inc.	5,447	649,446
Hess Corp.	2,595	277,769
Inpex Corp.	9,575	113,698
Lundin Energy AB(x)	1,863	78,981
Pioneer Natural Resources Co.	2,159	539,815
Santos Ltd.	29,954	172,242
Tourmaline Oil Corp.	2,915	134,307
Woodside Petroleum Ltd.	9,027	215,378

		4,899,245

Total Oil, Gas & Consumable Fuels		17,513,328

Paper & Forest Products (1.9%)
Forest Products (0.6%)
Svenska Cellulosa AB SCA, Class B(x)	5,640	109,511
West Fraser Timber Co. Ltd.	878	72,240

		181,751

Paper Products (1.3%)
Mondi plc	4,520	87,626
Oji Holdings Corp.	7,571	37,639
Stora Enso OYJ, Class R	5,415	105,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
UPM-Kymmene OYJ	4,969	$162,141

		393,358

Total Paper & Forest Products		575,109

Total Common Stocks (98.6%) (Cost $23,226,117)		29,942,920

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (2.3%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $692,432, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $706,276.(xx)	$692,427	692,427

Total Short-Term Investment (2.3%) (Cost $692,427)		692,427

Total Investments in Securities (100.9%) (Cost $23,918,544)		30,635,347
Other Assets Less Liabilities (-0.9%)		(284,801)

Net Assets (100%)		$30,350,546

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $874,446. This was collateralized by $220,458 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 4/15/22 - 11/15/51 and by cash of $692,427 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	15.9%
Austria	0.6
Brazil	0.9
Canada	11.8
Chile	0.5
China	0.2
Finland	0.9
France	3.9
Israel	0.3
Italy	1.1
Japan	1.7
Luxembourg	0.6
Netherlands	6.5
Norway	1.7
Portugal	0.2
South Africa	2.0
Spain	0.6
Sweden	1.0
United Kingdom	3.0
United States	46.9
Zambia	0.6
Cash and Other	(0.9)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$615,014	$63,493	$—	$678,507
Energy	11,808,377	5,704,951	—	17,513,328
Materials	5,174,305	6,576,780	—	11,751,085
Short-Term Investment
Repurchase Agreement	—	692,427	—	692,427

Total Assets	$17,597,696	$13,037,651	$—	$30,635,347

Total Liabilities	$—	$—	$—	$—

Total	$17,597,696	$13,037,651	$—	$30,635,347

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,277,508
Aggregate gross unrealized depreciation	(837,975)

Net unrealized appreciation	$6,439,533

Federal income tax cost of investments in securities and derivative instruments, if applicable	$24,195,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (83.6%)
Diversified REITs (7.4%)
Abacus Property Group (REIT)	9,170	$22,526
Activia Properties, Inc. (REIT)	14	48,762
Alexander & Baldwin, Inc. (REIT)	1,404	32,559
American Assets Trust, Inc. (REIT)	968	36,678
Argosy Property Ltd. (REIT)	16,250	15,500
Armada Hoffler Properties, Inc. (REIT)	1,292	18,863
Artis REIT (REIT)	1,788	18,693
BMO Real Estate Investments Ltd. (REIT)	4,686	5,767
British Land Co. plc (The) (REIT)	18,067	125,140
Broadstone Net Lease, Inc. (REIT)	3,050	66,429
Charter Hall Long Wale REIT (REIT)	12,807	50,736
Cofinimmo SA (REIT)	619	90,052
Cromwell European REIT (REIT)(m)	6,283	15,853
Custodian Reit plc (REIT)	7,948	10,617
Daiwa House REIT Investment Corp. (REIT)	41	110,327
DigitalBridge Group, Inc. (REIT)*	9,404	67,709
Empire State Realty Trust, Inc. (REIT), Class A	2,771	27,211
Essential Properties Realty Trust, Inc. (REIT)	2,348	59,404
Gecina SA (REIT)	1,007	126,705
Global Net Lease, Inc. (REIT)	2,021	31,790
GPT Group (The) (REIT)	37,463	144,104
Growthpoint Properties Australia Ltd. (REIT)	5,432	17,626
H&R REIT (REIT)	5,498	57,392
Hankyu Hanshin REIT, Inc. (REIT)	13	16,408
Heiwa Real Estate REIT, Inc. (REIT)	18	22,082
Hulic Reit, Inc. (REIT)	25	34,182
Icade (REIT)	635	40,802
Irongate Group (REIT)	9,617	13,734
Land Securities Group plc (REIT)	13,923	142,934
Lar Espana Real Estate SOCIMI SA (REIT)	1,157	6,336
LXI REIT plc (REIT)(m)	14,360	27,866
Merlin Properties SOCIMI SA (REIT)	6,482	75,233
Mirvac Group (REIT)	76,920	142,395
Nextensa SA (REIT)	80	6,232
NIPPON REIT Investment Corp. (REIT)	8	25,082
Nomura Real Estate Master Fund, Inc. (REIT)	88	116,352
NTT UD REIT Investment Corp. (REIT)	26	34,356
OUE Commercial REIT (REIT)	41,333	12,767
PS Business Parks, Inc. (REIT)	389	65,383
Schroder REIT Ltd. (REIT)	9,593	7,253
Sekisui House Reit, Inc. (REIT)	81	53,599
Standard Life Investment Property Income Trust Ltd. (REIT)	7,754	8,705
Star Asia Investment Corp. (REIT)	31	15,820
Stockland (REIT)	46,643	147,236
STORE Capital Corp. (REIT)	4,765	139,281
Stride Property Group (REIT)	9,413	12,957
Sunlight REIT (REIT)	21,231	10,457
Suntec REIT (REIT)	40,218	51,752
Takara Leben Real Estate Investment Corp. (REIT)	10	10,102
Tokyu REIT, Inc. (REIT)	17	27,572
United Urban Investment Corp. (REIT)	58	66,765
Washington REIT (REIT)	1,641	41,845
WP Carey, Inc. (REIT)	3,687	298,057

		2,873,988

Health Care REITs (7.3%)
Aedifica SA (REIT)	710	89,248
Assura plc (REIT)	56,606	49,704
CareTrust REIT, Inc. (REIT)	1,870	36,091
Community Healthcare Trust, Inc. (REIT)	463	19,543
Diversified Healthcare Trust (REIT)	4,598	14,714
Healthcare Realty Trust, Inc. (REIT)	2,860	78,593
Healthcare Trust of America, Inc. (REIT), Class A	4,245	133,038
Healthpeak Properties, Inc. (REIT)	10,517	361,049
Impact Healthcare REIT plc (REIT)(m)	5,690	9,133
LTC Properties, Inc. (REIT)	754	29,006
Medical Properties Trust, Inc. (REIT)	11,527	243,681
National Health Investors, Inc. (REIT)	848	50,041
NorthWest Healthcare Properties REIT (REIT)	3,764	41,459
Omega Healthcare Investors, Inc. (REIT)	4,655	145,050
Parkway Life REIT (REIT)	7,660	26,503
Physicians Realty Trust (REIT)	4,273	74,948
Primary Health Properties plc (REIT)	25,632	49,780
Sabra Health Care REIT, Inc. (REIT)	4,426	65,903
Target Healthcare REIT plc (REIT)	12,112	17,820
Universal Health Realty Income Trust (REIT)	249	14,534
Ventas, Inc. (REIT)	7,775	480,184
Vital Healthcare Property Trust (REIT)	8,335	18,774
Welltower, Inc. (REIT)	8,498	816,998

		2,865,794

Hotel & Resort REITs (2.5%)
Apple Hospitality REIT, Inc. (REIT)	4,155	74,665
Ascott Residence Trust (REIT)	36,363	30,190
CDL Hospitality Trusts (REIT)	15,736	14,893
DiamondRock Hospitality Co. (REIT)*	4,053	40,935
Far East Hospitality Trust (REIT)	19,139	9,153
Hoshino Resorts REIT, Inc. (REIT)	5	28,002
Host Hotels & Resorts, Inc. (REIT)	13,791	267,959
Invincible Investment Corp. (REIT)	95	32,833
Japan Hotel REIT Investment Corp. (REIT)	87	44,362
Park Hotels & Resorts, Inc. (REIT)	4,580	89,448
Pebblebrook Hotel Trust (REIT)	2,520	61,690
RLJ Lodging Trust (REIT)	3,205	45,126
Ryman Hospitality Properties, Inc. (REIT)*	1,042	96,666
Service Properties Trust (REIT)	3,180	28,079
Summit Hotel Properties, Inc. (REIT)*	2,010	20,020
Sunstone Hotel Investors, Inc. (REIT)*	4,220	49,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Xenia Hotels & Resorts, Inc. (REIT)*	2,208	$42,592

		976,325

Industrial REITs (15.1%)
AIMS APAC REIT (REIT)	10,943	11,202
Americold Realty Trust (REIT)	5,203	145,060
ARA LOGOS Logistics Trust (REIT)	24,850	15,556
Ascendas REIT (REIT)	66,527	143,459
Centuria Industrial REIT (REIT)	10,220	29,120
CRE Logistics REIT, Inc. (REIT)	10	17,035
Dexus Industria REIT (REIT)	4,153	10,502
Dream Industrial REIT (REIT)(x)	4,348	56,135
Duke Realty Corp. (REIT)	7,417	430,631
EastGroup Properties, Inc. (REIT)	783	159,168
ESR-REIT (REIT)	52,190	16,527
First Industrial Realty Trust, Inc. (REIT)	2,510	155,394
Frasers Logistics & Commercial Trust (REIT)(m)	54,849	58,852
GLP J-REIT (REIT)	83	126,332
Goodman Property Trust (REIT)	21,331	34,823
Granite REIT (REIT)	1,202	92,668
Industrial & Infrastructure Fund Investment Corp. (REIT)	37	56,028
Industrial Logistics Properties Trust (REIT)	1,259	28,542
Innovative Industrial Properties, Inc. (REIT)	459	94,279
Intervest Offices & Warehouses NV (REIT)	461	13,920
Itochu Advance Logistics Investment Corp. (REIT)	11	14,250
Japan Logistics Fund, Inc. (REIT)	17	44,297
LaSalle Logiport REIT (REIT)	35	50,342
LondonMetric Property plc (REIT)	18,506	66,922
LXP Industrial Trust (REIT)	5,417	85,047
Mapletree Industrial Trust (REIT)	35,699	70,676
Mapletree Logistics Trust (REIT)	62,966	85,665
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	7	27,215
Mitsui Fudosan Logistics Park, Inc. (REIT)	10	47,172
Montea NV (REIT)	239	31,118
Nippon Prologis REIT, Inc. (REIT)	45	131,617
Prologis, Inc. (REIT)	14,396	2,324,666
Rexford Industrial Realty, Inc. (REIT)	3,134	233,765
Segro plc (REIT)	23,391	412,058
SOSiLA Logistics REIT, Inc. (REIT)	13	17,148
STAG Industrial, Inc. (REIT)	3,472	143,567
Summit Industrial Income REIT (REIT)	3,163	55,713
Terreno Realty Corp. (REIT)	1,429	105,817
Tritax Big Box REIT plc (REIT)	36,464	115,406
Urban Logistics REIT plc (REIT)	9,001	22,521
Warehouses De Pauw CVA (REIT)	2,751	118,544

		5,898,759

Office REITs (9.6%)
Alexandria Real Estate Equities, Inc. (REIT)	3,249	653,861
Allied Properties REIT (REIT)	2,455	91,570
Befimmo SA (REIT)	420	21,960
Boston Properties, Inc. (REIT)	3,046	392,325
Brandywine Realty Trust (REIT)	3,289	46,506
Centuria Office REIT (REIT)	8,995	14,719
Champion REIT (REIT)	38,274	17,362
Corporate Office Properties Trust (REIT)	2,189	62,474
Cousins Properties, Inc. (REIT)	2,891	116,478
Covivio (REIT)	978	77,594
Cromwell Property Group (REIT)	27,694	17,117
Daiwa Office Investment Corp. (REIT)	5	31,041
Derwent London plc (REIT)	1,969	82,761
Dexus (REIT)	21,030	171,146
Douglas Emmett, Inc. (REIT)	3,245	108,448
Dream Office REIT (REIT)	690	15,382
Easterly Government Properties, Inc. (REIT)	1,678	35,473
Equity Commonwealth (REIT)*	2,109	59,495
Global One Real Estate Investment Corp. (REIT)	19	17,463
Great Portland Estates plc (REIT)	4,950	46,152
Hibernia REIT plc (London Stock Exchange) (REIT)	10,301	18,540
Hibernia REIT plc (Turquoise Stock Exchange) (REIT)	2,639	4,724
Highwoods Properties, Inc. (REIT)	2,005	91,709
Hudson Pacific Properties, Inc. (REIT)	2,891	80,225
Ichigo Office REIT Investment Corp. (REIT)	23	16,631
Inmobiliaria Colonial SOCIMI SA (REIT)	6,708	60,938
Japan Excellent, Inc. (REIT)	24	26,583
Japan Prime Realty Investment Corp. (REIT)	18	58,985
Japan Real Estate Investment Corp. (REIT)(x)	25	131,000
JBG SMITH Properties (REIT)	2,383	69,631
Kenedix Office Investment Corp. (REIT)	7	41,932
Keppel Pacific Oak US REIT (REIT)(m)	16,672	12,230
Keppel REIT (REIT)	42,118	37,784
Kilroy Realty Corp. (REIT)	2,264	173,015
Manulife US REIT (REIT)(m)	30,567	20,592
Mirai Corp. (REIT)	32	13,884
Mori Hills REIT Investment Corp. (REIT)	31	38,381
Mori Trust Sogo Reit, Inc. (REIT)	19	22,280
Nippon Building Fund, Inc. (REIT)	30	170,362
NSI NV (REIT)	346	15,183
Office Properties Income Trust (REIT)	928	23,877
One REIT, Inc. (REIT)	5	12,290
Orion Office REIT, Inc. (REIT)	1,103	15,442
Orix JREIT, Inc. (REIT)	51	69,140
Paramount Group, Inc. (REIT)	3,618	39,472
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,403	41,380
Precinct Properties New Zealand Ltd. (REIT)	25,974	28,216
Prime US REIT (REIT)(m)	12,593	9,508
Prosperity REIT (REIT)	23,469	8,541
Regional REIT Ltd. (REIT)(m)	8,590	9,865
Sankei Real Estate, Inc. (REIT)	9	8,246
SL Green Realty Corp. (REIT)(x)	1,320	107,158
Veris Residential, Inc. (REIT)*	1,702	29,598
Vornado Realty Trust (REIT)	3,422	155,085
Workspace Group plc (REIT)	2,607	23,369

		3,765,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Residential REITs (14.0%)
Advance Residence Investment Corp. (REIT)	25	$70,688
American Campus Communities, Inc. (REIT)	2,671	149,496
American Homes 4 Rent (REIT), Class A	5,742	229,852
Apartment Income REIT Corp. (REIT)	3,048	162,946
Apartment Investment and Management Co. (REIT), Class A*	2,929	21,440
AvalonBay Communities, Inc. (REIT)	2,720	675,566
Boardwalk REIT (REIT)	739	34,752
Camden Property Trust (REIT)	1,928	320,434
Canadian Apartment Properties REIT (REIT)(x)	3,382	145,138
Centerspace (REIT)	277	27,179
Civitas Social Housing plc (REIT)(m)	11,976	13,724
Comforia Residential REIT, Inc. (REIT)	13	35,060
Daiwa Securities Living Investments Corp. (REIT)	39	36,857
Empiric Student Property plc (REIT)	11,456	13,745
Equity LifeStyle Properties, Inc. (REIT)	3,451	263,932
Equity Residential (REIT)	7,192	646,705
Essex Property Trust, Inc. (REIT)	1,264	436,687
Home Reit plc (REIT)	10,976	17,860
Independence Realty Trust, Inc. (REIT)	4,283	113,242
Ingenia Communities Group (REIT)	7,161	26,828
InterRent REIT (REIT)	2,545	32,552
Invitation Homes, Inc. (REIT)	11,644	467,856
Irish Residential Properties REIT plc (REIT)	8,646	13,857
Kenedix Residential Next Investment Corp. (REIT)	19	33,261
Killam Apartment REIT (REIT)	2,209	37,849
Mid-America Apartment Communities, Inc. (REIT)	2,251	471,472
NexPoint Residential Trust, Inc. (REIT)	431	38,924
Nippon Accommodations Fund, Inc. (REIT)	9	47,233
PRS REIT plc (The) (REIT)	10,085	14,220
Starts Proceed Investment Corp. (REIT)	4	7,809
Sun Communities, Inc. (REIT)	2,235	391,773
Triple Point Social Housing REIT plc (REIT)(m)	7,126	8,762
UDR, Inc. (REIT)	6,175	354,260
UNITE Group plc (The) (REIT)	6,219	94,222
Xior Student Housing NV (REIT)(m)	433	24,193

		5,480,374

Retail REITs (14.2%)
Acadia Realty Trust (REIT)	1,683	36,471
AEON REIT Investment Corp. (REIT)	33	40,789
Agree Realty Corp. (REIT)	1,364	90,515
Ascencio (REIT)	101	5,738
Brixmor Property Group, Inc. (REIT)	5,774	149,027
BWP Trust (REIT)	9,506	28,443
Capital & Counties Properties plc (REIT)	14,362	32,901
CapitaLand Integrated Commercial Trust (REIT)	95,455	158,080
Carmila SA (REIT)	782	12,342
Charter Hall Retail REIT (REIT)	9,470	29,555
Choice Properties REIT (REIT)	4,988	61,804
Crombie REIT (REIT)(x)	2,002	29,386
Eurocommercial Properties NV (REIT)	986	26,965
Federal Realty Investment Trust (REIT)	1,522	185,791
First Capital Realty, Inc. (REIT)	4,229	60,721
Fortune REIT (REIT)	26,911	24,168
Frasers Centrepoint Trust (REIT)	21,328	38,280
Frontier Real Estate Investment Corp. (REIT)	9	37,402
Fukuoka REIT Corp. (REIT)	14	19,262
Getty Realty Corp. (REIT)	789	22,581
Hamborner REIT AG (REIT)	1,379	14,630
Hammerson plc (REIT)	86,189	37,305
Home Consortium Ltd. (REIT)(x)	2,680	13,697
HomeCo Daily Needs REIT (REIT)(m)	25,823	27,763
Immobiliare Grande Distribuzione SIIQ SpA (REIT)*	1,275	6,140
InvenTrust Properties Corp. (REIT)(x)	1,312	40,383
Japan Metropolitan Fund Invest (REIT)	134	113,230
Kenedix Retail REIT Corp. (REIT)	11	25,195
Kimco Realty Corp. (REIT)	11,331	279,876
Kite Realty Group Trust (REIT)	4,207	95,793
Kiwi Property Group Ltd. (REIT)	30,672	23,349
Klepierre SA (REIT)*	3,613	96,063
Lendlease Global Commercial REIT (REIT)	17,448	9,963
Link REIT (REIT)	41,217	351,309
Macerich Co. (The) (REIT)	4,145	64,828
Mapletree Commercial Trust (REIT)	42,406	58,978
Mercialys SA (REIT)	1,220	12,067
National Retail Properties, Inc. (REIT)	3,407	153,111
Necessity Retail REIT, Inc. (The) (REIT)	2,405	19,024
NewRiver REIT plc (REIT)	5,905	6,611
Primaris REIT (REIT)	1,883	23,331
Realty Income Corp. (REIT)	11,039	765,003
Regency Centers Corp. (REIT)	3,294	234,994
Retail Estates NV (REIT)	205	16,723
Retail Opportunity Investments Corp. (REIT)	2,304	44,675
RioCan REIT (REIT)	6,116	123,430
RPT Realty (REIT)	1,622	22,335
Scentre Group (REIT)	101,389	229,612
Shaftesbury plc (REIT)	5,435	43,836
Shopping Centres Australasia Property Group (REIT)	21,679	46,998
Simon Property Group, Inc. (REIT)	6,365	837,379
SITE Centers Corp. (REIT)	3,358	56,112
SmartCentres REIT (REIT)	2,529	66,414
SPH REIT (REIT)	18,590	13,290
Spirit Realty Capital, Inc. (REIT)	2,484	114,314
Starhill Global REIT (REIT)	27,939	12,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tanger Factory Outlet Centers, Inc. (REIT)	1,982	$34,071
Unibail-Rodamco-Westfield (REIT)*	2,006	150,074
Urban Edge Properties (REIT)	2,244	42,860
Vastned Retail NV (REIT)	335	10,038
Vicinity Centres (REIT)	73,673	101,866
Waypoint REIT Ltd. (REIT)	14,106	28,056
Wereldhave NV (REIT)	787	15,327

		5,572,803

Specialized REITs (13.5%)
Arena REIT (REIT)	6,254	22,752
Big Yellow Group plc (REIT)	3,300	66,411
Charter Hall Social Infrastructure REIT (REIT)	6,417	18,805
CubeSmart (REIT)	4,252	221,232
Digital Realty Trust, Inc. (REIT)	5,477	776,639
EPR Properties (REIT)	1,444	79,001
Equinix, Inc. (REIT)	1,745	1,294,127
Extra Space Storage, Inc. (REIT)	2,559	526,130
Four Corners Property Trust, Inc. (REIT)	1,497	40,479
Gaming and Leisure Properties, Inc. (REIT)	4,545	213,297
Hotel Property Investments (REIT)	3,715	10,675
Keppel DC REIT (REIT)	25,228	42,339
Life Storage, Inc. (REIT)	1,589	223,143
National Storage Affiliates Trust (REIT)	1,575	98,847
National Storage REIT (REIT)	22,281	44,658
Public Storage (REIT)	2,942	1,148,204
Safehold, Inc. (REIT)	403	22,346
Safestore Holdings plc (REIT)	4,005	70,292
VICI Properties, Inc. (REIT)	12,270	349,204

		5,268,581

Total Equity Real Estate Investment Trusts (REITs)		32,701,747

Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	4,512	44,754

Total Health Care Providers & Services		44,754

Real Estate Management & Development (14.8%)
Diversified Real Estate Activities (4.3%)
Allreal Holding AG (Registered)	284	60,823
City Developments Ltd.	9,272	53,673
Heiwa Real Estate Co. Ltd.	600	19,443
Mitsubishi Estate Co. Ltd.	22,267	331,166
Mitsui Fudosan Co. Ltd.	17,932	383,655
New World Development Co. Ltd.	28,176	114,409
Nomura Real Estate Holdings, Inc.	2,219	53,141
Peach Property Group AG	233	14,313
Sumitomo Realty & Development Co. Ltd.(x)	7,721	213,416
Sun Hung Kai Properties Ltd.	27,659	329,479
Tokyo Tatemono Co. Ltd.	3,823	57,255
UOL Group Ltd.	9,625	49,892

		1,680,665

Real Estate Development (1.2%)
CK Asset Holdings Ltd.	38,614	263,916
Henderson Land Development Co. Ltd.	25,721	106,781
Lifestyle Communities Ltd.	1,836	23,060
Sino Land Co. Ltd.	70,733	91,321

		485,078

Real Estate Operating Companies (9.3%)
Aberdeen European Logistics Income plc (REIT)(m)	7,647	11,016
ADLER Group SA(m)(x)	1,781	23,600
Aeon Mall Co. Ltd.(x)	2,346	31,203
Amot Investments Ltd.	3,179	23,804
Aroundtown SA	22,274	127,946
Atrium Ljungberg AB, Class B	876	17,826
Azrieli Group Ltd.	715	62,732
CA Immobilien Anlagen AG	811	25,056
Capitaland Investment Ltd.*	50,070	146,785
Castellum AB	5,287	130,394
Catena AB	538	32,540
Cibus Nordic Real Estate AB	846	22,479
Citycon OYJ*	1,415	10,715
CLS Holdings plc (REIT)	3,048	7,988
Corem Property Group AB, Class B	13,128	34,037
Deutsche EuroShop AG	998	18,436
Deutsche Wohnen SE	962	32,291
Dios Fastigheter AB	1,727	18,678
Entra ASA(m)	1,071	21,460
Fabege AB	5,035	74,265
Fastighets AB Balder, Class B*	1,966	128,649
Grainger plc	14,226	54,351
Grand City Properties SA	1,881	37,652
Hang Lung Properties Ltd.	39,146	78,759
Helical plc	1,970	10,601
Hiag Immobilien Holding AG	68	7,657
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,195
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	22,412	109,329
Hufvudstaden AB, Class A	2,095	29,573
Hulic Co. Ltd.	8,103	72,754
Hysan Development Co. Ltd.	12,110	35,291
Intershop Holding AG	22	15,213
Kennedy-Wilson Holdings, Inc.	2,303	56,170
K-fast Holding AB(m)*	1,203	8,490
Kojamo OYJ	3,810	91,426
LEG Immobilien SE	1,424	162,624
Mobimo Holding AG (Registered)*	126	40,152
NP3 Fastigheter AB	540	17,774
Nyfosa AB	3,549	50,581
Pandox AB*	1,724	25,919
Phoenix Spree Deutschland Ltd.	1,547	7,740
Platzer Fastigheter Holding AB, Class B	1,053	12,989
PSP Swiss Property AG (Registered)	841	110,372
Sagax AB, Class B	3,357	101,553
Samhallsbyggnadsbolaget i Norden AB(x)	21,591	96,157
Shurgard Self Storage SA	490	30,425
Sirius Real Estate Ltd.	21,050	34,519
Swire Properties Ltd.	20,682	51,278
Swiss Prime Site AG (Registered)	1,441	142,052
TAG Immobilien AG	2,466	56,013
Tricon Residential, Inc.	4,722	75,052
Tritax EuroBox plc(m)	15,764	21,792
Vonovia SE	15,186	710,055
Wallenstam AB, Class B	3,259	47,148
Wharf Real Estate Investment Co. Ltd.	32,504	160,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Wihlborgs Fastigheter AB	2,591	$53,902

		3,619,081

Total Real Estate Management & Development		5,784,824

Total Common Stocks (98.5%) (Cost $31,643,875)		38,531,325

CLOSED END FUNDS:
BMO Commercial Property Trust Ltd. (REIT)	9,608	14,536
Picton Property Income Ltd. (The) (REIT)	10,689	13,758
UK Commercial Property REIT Ltd. (REIT)	14,377	16,646

Total Closed End Funds (0.1%) (Cost $41,727)		44,940

EXCHANGE TRADED FUNDS (ETF):
Equity (0.8%)
iShares U.S. Real Estate ETF	1,811	195,986
Vanguard Global ex-U.S. Real Estate ETF	2,540	131,953

Total Exchange Traded Funds (0.8%) (Cost $327,099)		327,939

	Number of Rights	Value (Note 1)
RIGHTS:
Professional Services (0.0%)
Research & Consulting Services (0.0%)
LendLease Consulting Europe Ltd., expiring 4/12/22* (Cost $—)	5,059	205

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.4%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $473,878, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $483,353.(xx)	$473,875	473,875
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $54,574, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $60,342.(xx)	54,569	54,569

Total Repurchase Agreements		528,444

Total Short-Term Investments (1.4%) (Cost $528,444)		528,444

Total Investments in Securities (100.8%) (Cost $32,541,145)		39,432,853
Other Assets Less Liabilities (-0.8%)		(313,555)

Net Assets (100%)		$39,119,298

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $324,699 or 0.8% of net assets.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $705,213. This was collateralized by $227,813 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.250%, maturing 11/15/22 - 11/15/50 and by cash of $528,444 which was subsequently invested in joint repurchase agreements.

Glossary:

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	3.7%
Austria	0.1
Belgium	1.1
Canada	3.0
Finland	0.3
France	1.3
Germany	3.1
Guernsey	0.0	#
Hong Kong	4.5
Ireland	0.1
Israel	0.2
Italy	0.0	#
Japan	9.0
Netherlands	0.2
New Zealand	0.3
Norway	0.0	#
Singapore	3.1
Spain	0.4
Sweden	2.3
Switzerland	1.0
United Kingdom	4.6
United States	62.5
Cash and Other	(0.8)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$44,940	$—	$44,940
Common Stocks
Health Care	44,754	—	—	44,754
Real Estate	24,712,932	13,773,639	—	38,486,571
Exchange Traded Funds	327,939	—	—	327,939
Rights
Industrials	—	205	—	205
Short-Term Investments
Repurchase Agreements	—	528,444	—	528,444

Total Assets	$25,085,625	$14,347,228	$—	$39,432,853

Total Liabilities	$—	$—	$—	$—

Total	$25,085,625	$14,347,228	$—	$39,432,853

(a)	A security with a market value of $58,979 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,707,489
Aggregate gross unrealized depreciation	(3,013,114)

Net unrealized appreciation	$5,694,375

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,738,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.2%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	1,158	$67,048
ATN International, Inc.	1,560	62,213
Consolidated Communications Holdings, Inc.*	10,203	60,198
EchoStar Corp., Class A*	16,948	412,514
Globalstar, Inc.(x)*	11,193	16,454
IDT Corp., Class B*	461	15,716
Iridium Communications, Inc.*	4,050	163,296
Liberty Latin America Ltd., Class A*	5,585	54,174
Liberty Latin America Ltd., Class C*	22,457	215,363
Ooma, Inc.*	1,266	18,977
Radius Global Infrastructure, Inc.*	10,372	148,112

		1,234,065

Entertainment (3.9%)
AMC Entertainment Holdings, Inc., Class A(x)*	73,470	1,810,301
Chicken Soup For The Soul Entertainment, Inc.(x)*	780	6,232
Cinemark Holdings, Inc.*	2,587	44,703
CuriosityStream, Inc.(x)*	3,172	9,199
Eros STX Global Corp.(x)*	2,346	6,545
IMAX Corp.*	6,606	125,052
Lions Gate Entertainment Corp., Class A*	8,691	141,229
Lions Gate Entertainment Corp., Class B*	48,411	727,617
Live Nation Entertainment, Inc.*	101,100	11,893,404
Madison Square Garden Entertainment Corp.*	11,462	954,899
Madison Square Garden Sports Corp.*	2,400	430,464
Marcus Corp. (The)(x)*	3,125	55,313

		16,204,958

Interactive Media & Services (0.1%)
Cars.com, Inc.*	8,365	120,707
Liberty TripAdvisor Holdings, Inc., Class A*	2,665	5,463
MediaAlpha, Inc., Class A*	269	4,452
Outbrain, Inc.(x)*	2,131	22,866
Society Pass, Inc.(x)*	886	2,631
TrueCar, Inc.*	13,367	52,800
Yelp, Inc.*	720	24,559

		233,478

Media (0.8%)
Advantage Solutions, Inc.*	10,550	67,309
AMC Networks, Inc., Class A*	19,901	808,578
Audacy, Inc.*	16,312	47,142
Boston Omaha Corp., Class A*	2,861	72,584
Clear Channel Outdoor Holdings, Inc.*	46,616	161,291
comScore, Inc.*	10,102	29,397
Daily Journal Corp.*	165	51,478
Digital Media Solutions, Inc.*	297	1,081
Emerald Holding, Inc.*	3,588	12,199
Entravision Communications Corp., Class A	8,448	54,152
EW Scripps Co. (The), Class A*	8,325	173,077
Fluent, Inc.(x)*	6,263	13,027
Gannett Co., Inc.*	19,620	88,486
Gray Television, Inc.	12,298	271,417
Hemisphere Media Group, Inc.*	2,405	10,991
iHeartMedia, Inc., Class A*	8,494	160,791
Integral Ad Science Holding Corp.*	2,364	32,623
John Wiley & Sons, Inc., Class A	6,167	327,036
National CineMedia, Inc.	7,956	20,208
Scholastic Corp.	4,009	161,482
Sinclair Broadcast Group, Inc., Class A	5,451	152,737
Stagwell, Inc.*	7,912	57,283
TEGNA, Inc.	31,520	706,048
Thryv Holdings, Inc.*	228	6,411
WideOpenWest, Inc.*	2,758	48,100

		3,534,928

Wireless Telecommunication Services (0.1%)
Gogo, Inc.(x)*	7,721	147,162
Shenandoah Telecommunications Co.	4,505	106,228
Telephone and Data Systems, Inc.	14,493	273,628
United States Cellular Corp.*	2,303	69,620

		596,638

Total Communication Services		21,804,067

Consumer Discretionary (11.2%)
Auto Components (0.5%)
Adient plc*	11,856	483,369
American Axle & Manufacturing Holdings, Inc.*	7,939	61,607
Cooper-Standard Holdings, Inc.*	2,364	20,732
Dana, Inc.	9,479	166,546
Dorman Products, Inc.*	5,000	475,150
Goodyear Tire & Rubber Co. (The)*	39,477	564,126
Modine Manufacturing Co.*	6,250	56,313
Motorcar Parts of America, Inc.*	2,617	46,661
Standard Motor Products, Inc.	2,922	126,055
Stoneridge, Inc.*	3,077	63,879
Tenneco, Inc., Class A*	745	13,648
XL Fleet Corp.(x)*	13,653	27,170

		2,105,256

Automobiles (0.1%)
Canoo, Inc.(x)*	8,087	44,640
Fisker, Inc.(x)*	1,943	25,065
Lordstown Motors Corp.(x)*	19,126	65,220
Workhorse Group, Inc.(x)*	20,485	102,425

		237,350

Diversified Consumer Services (0.5%)
2U, Inc.*	1,657	22,005
Adtalem Global Education, Inc.*	6,940	206,187
American Public Education, Inc.*	2,584	54,884
Carriage Services, Inc.	1,816	96,847
Coursera, Inc.*	10,214	235,331
European Wax Center, Inc., Class A*	924	27,313
Graham Holdings Co., Class B	548	335,086
Houghton Mifflin Harcourt Co.*	1,072	22,523
Laureate Education, Inc., Class A	13,965	165,485
OneSpaWorld Holdings Ltd.(x)*	3,748	38,230
Perdoceo Education Corp.*	10,305	118,301
PowerSchool Holdings, Inc., Class A*	4,856	80,172
Regis Corp.(x)*	490	1,039
StoneMor, Inc.(x)*	4,542	11,855
Strategic Education, Inc.	3,417	226,820
Stride, Inc.*	5,508	200,106
Udemy, Inc.(x)*	1,489	18,553
Vivint Smart Home, Inc.*	9,439	63,808
WW International, Inc.*	5,167	52,858

		1,977,403

Hotels, Restaurants & Leisure (1.8%)
Biglari Holdings, Inc., Class B*	123	17,787
BJ’s Restaurants, Inc.*	243	6,877
Bluegreen Vacations Holding Corp.*	1,994	58,963
Carrols Restaurant Group, Inc.	4,642	10,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Chuy’s Holdings, Inc.*	1,492	$40,284
Dave & Buster’s Entertainment, Inc.*	3,432	168,511
Denny’s Corp.*	2,065	29,550
Drive Shack, Inc.(x)*	6,667	10,267
El Pollo Loco Holdings, Inc.*	2,728	31,699
F45 Training Holdings, Inc.(x)*	1,778	19,025
Fiesta Restaurant Group, Inc.*	2,450	18,314
First Watch Restaurant Group, Inc.*	286	3,732
GAN Ltd.*	5,291	25,503
Hall of Fame Resort & Entertainment Co.(x)*	8,330	9,246
Jack in the Box, Inc.	2,640	246,602
Krispy Kreme, Inc.(x)	3,854	57,232
Life Time Group Holdings, Inc.(x)*	2,463	35,812
Monarch Casino & Resort, Inc.*	366	31,926
Nathan’s Famous, Inc.(x)	118	6,392
Portillo’s, Inc., Class A(x)*	1,137	27,925
SeaWorld Entertainment, Inc.*	3,235	240,813
Sweetgreen, Inc., Class A(x)*	492	15,739
Target Hospitality Corp.*	1,513	9,078
Wendy’s Co. (The)	286,700	6,298,799
Xponential Fitness, Inc., Class A*	763	17,885

		7,438,452

Household Durables (1.0%)
Bassett Furniture Industries, Inc.	1,314	21,760
Beazer Homes USA, Inc.*	4,103	62,448
Cavco Industries, Inc.*	383	92,246
Century Communities, Inc.	1,495	80,087
Ethan Allen Interiors, Inc.	3,133	81,677
Flexsteel Industries, Inc.	911	17,582
Green Brick Partners, Inc.*	3,079	60,841
Hamilton Beach Brands Holding Co., Class A(x)	594	6,908
Hooker Furnishings Corp.	1,543	29,224
Hovnanian Enterprises, Inc., Class A*	723	42,729
iRobot Corp.*	348	22,063
KB Home	9,301	301,166
Landsea Homes Corp.(x)*	1,278	10,927
La-Z-Boy, Inc.	6,181	162,993
Legacy Housing Corp.*	1,168	25,065
Lifetime Brands, Inc.	1,765	22,663
M.D.C. Holdings, Inc.	5,947	225,034
M/I Homes, Inc.*	4,139	183,565
Meritage Homes Corp.*	4,936	391,079
Snap One Holdings Corp.(x)*	1,236	18,231
Taylor Morrison Home Corp.*	14,999	408,273
Traeger, Inc.(x)*	2,861	21,286
Tri Pointe Homes, Inc.*	87,189	1,750,755
Tupperware Brands Corp.(x)*	6,846	133,155
Universal Electronics, Inc.*	1,761	55,014
VOXX International Corp.*	2,348	23,410
Weber, Inc., Class A(x)	2,158	21,213

		4,271,394

Internet & Direct Marketing Retail (0.0%)
1stdibs.com, Inc.(x)*	898	7,175
aka Brands Holding Corp.(x)*	508	2,245
Groupon, Inc.(x)*	443	8,519
Lands’ End, Inc.*	2,016	34,111
Lulu’s Fashion Lounge Holdings, Inc.(x)*	427	2,895
PetMed Express, Inc.(x)	408	10,526
Rent the Runway, Inc., Class A(x)*	653	4,499
Revolve Group, Inc.*	1,871	100,454
Xometry, Inc., Class A(x)*	733	26,938

		197,362

Leisure Products (0.2%)
Acushnet Holdings Corp.	3,484	140,266
American Outdoor Brands, Inc.*	1,951	25,617
Callaway Golf Co.*	16,616	389,147
Escalade, Inc.	804	10,613
Genius Brands International, Inc.(x)*	39,527	40,318
Johnson Outdoors, Inc., Class A	295	22,930
Nautilus, Inc.*	3,275	13,493
Solo Brands, Inc., Class A(x)*	1,189	10,142
Sturm Ruger & Co., Inc.	175	12,183
Vista Outdoor, Inc.*	8,032	286,662

		951,371

Multiline Retail (0.4%)
Big Lots, Inc.(x)	4,361	150,891
Dillard’s, Inc., Class A(x)	773	207,465
Franchise Group, Inc.	3,429	142,064
Macy’s, Inc.	42,953	1,046,335

		1,546,755

Specialty Retail (6.3%)
Aaron’s Co., Inc. (The)	4,663	93,633
Abercrombie & Fitch Co., Class A*	7,325	234,327
Academy Sports & Outdoors, Inc.	11,181	440,531
America’s Car-Mart, Inc.*	127	10,231
AutoNation, Inc.*	118,000	11,750,440
Barnes & Noble Education, Inc.*	6,376	22,826
Bed Bath & Beyond, Inc.*	12,281	276,691
Big 5 Sporting Goods Corp.	2,927	50,198
Buckle, Inc. (The)	230	7,599
CarLotz, Inc.(x)*	10,304	14,117
Cato Corp. (The), Class A	2,789	40,887
Chico’s FAS, Inc.*	13,276	63,725
Conn’s, Inc.*	2,512	38,710
Container Store Group, Inc. (The)*	4,456	36,406
Genesco, Inc.*	2,072	131,800
Group 1 Automotive, Inc.	2,371	397,925
Guess?, Inc.(x)	4,918	107,458
Haverty Furniture Cos., Inc.	1,298	35,591
Hibbett, Inc.	348	15,430
Lazydays Holdings, Inc.(x)*	1,020	20,584
LL Flooring Holdings, Inc.*	3,908	54,790
MarineMax, Inc.*	1,429	57,532
Monro, Inc.	1,767	78,349
ODP Corp. (The)*	6,569	301,057
Penske Automotive Group, Inc.	121,000	11,340,120
Rent-A-Center, Inc.	608	15,316
Shift Technologies, Inc.(x)*	7,377	16,229
Shoe Carnival, Inc.	252	7,348
Signet Jewelers Ltd.	1,715	124,681
Sleep Number Corp.*	1,695	85,953
Sonic Automotive, Inc., Class A	3,149	133,864
Tilly’s, Inc., Class A	3,187	29,830
Torrid Holdings, Inc.(x)*	2,111	12,793
TravelCenters of America, Inc.*	1,721	73,934
Urban Outfitters, Inc.*	2,822	70,860
Winmark Corp.	300	66,000
Zumiez, Inc.*	2,813	107,485

		26,365,250

Textiles, Apparel & Luxury Goods (0.4%)
Fossil Group, Inc.*	6,700	64,588
G-III Apparel Group Ltd.*	6,436	174,094
Movado Group, Inc.	29,204	1,140,416
Oxford Industries, Inc.	2,085	188,692
Rocky Brands, Inc.	906	37,681
Superior Group of Cos., Inc.	1,325	23,651
Unifi, Inc.*	1,941	35,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vera Bradley, Inc.*	3,797	$29,123

		1,693,377

Total Consumer Discretionary		46,783,970

Consumer Staples (3.8%)
Beverages (0.4%)
Crimson Wine Group Ltd.*	180,000	1,456,200
Duckhorn Portfolio, Inc. (The)*	1,631	29,668
MGP Ingredients, Inc.	328	28,073
Primo Water Corp.	22,463	320,098
Zevia PBC, Class A(x)*	324	1,481

		1,835,520

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	2,638	132,586
BJ’s Wholesale Club Holdings, Inc.*	4,964	335,616
Chefs’ Warehouse, Inc. (The)*	4,160	135,616
HF Foods Group, Inc.*	5,057	33,680
Ingles Markets, Inc., Class A	1,977	176,052
Natural Grocers by Vitamin Cottage, Inc.	1,354	26,538
Performance Food Group Co.*	1,986	101,107
PriceSmart, Inc.	3,252	256,485
Rite Aid Corp.*	7,795	68,206
SpartanNash Co.	5,178	170,822
Sprouts Farmers Market, Inc.*	8,960	286,541
United Natural Foods, Inc.*	7,697	318,271
Village Super Market, Inc., Class A	1,218	29,841
Weis Markets, Inc.	2,313	165,195

		2,236,556

Food Products (0.7%)
Alico, Inc.	14,800	555,888
B&G Foods, Inc.(x)	9,207	248,405
Cal-Maine Foods, Inc.	5,838	322,374
Fresh Del Monte Produce, Inc.	4,784	123,954
Hostess Brands, Inc.*	19,698	432,174
John B Sanfilippo & Son, Inc.	425	35,462
Laird Superfood, Inc.*	184	664
Lancaster Colony Corp.	324	48,325
Landec Corp.*	3,740	43,309
Limoneira Co.	1,581	23,209
Mission Produce, Inc.*	4,555	57,621
Sanderson Farms, Inc.	404	75,746
Seneca Foods Corp., Class A*	868	44,737
Simply Good Foods Co. (The)*	11,434	433,920
Sovos Brands, Inc.*	1,937	27,467
Tootsie Roll Industries, Inc.	2,217	77,506
TreeHouse Foods, Inc.*	7,417	239,272
Vita Coco Co., Inc. (The)(x)*	535	4,794
Whole Earth Brands, Inc.*	5,208	37,289

		2,832,116

Household Products (0.1%)
Central Garden & Pet Co.(x)*	690	30,333
Central Garden & Pet Co., Class A*	3,717	151,579
Oil-Dri Corp. of America	705	20,198

		202,110

Personal Products (2.0%)
Beauty Health Co. (The)*	1,085	18,315
BellRing Brands, Inc.*	5,384	124,263
Edgewell Personal Care Co.	7,738	283,752
Honest Co., Inc. (The)(x)*	3,270	17,037
Inter Parfums, Inc.	87,100	7,669,155
Nature’s Sunshine Products, Inc.*	1,657	27,871
NewAge, Inc.(x)*	8,170	4,747
Nu Skin Enterprises, Inc., Class A	3,990	191,041
Revlon, Inc., Class A(x)*	941	7,594
Thorne HealthTech, Inc.*	407	2,588
Veru, Inc.*	2,617	12,640

		8,359,003

Tobacco (0.1%)
Universal Corp.	3,482	202,200
Vector Group Ltd.	17,866	215,106

		417,306

Total Consumer Staples		15,882,611

Energy (19.8%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	19,044	175,776
Bristow Group, Inc.*	3,314	122,883
ChampionX Corp.*	23,748	581,351
Dril-Quip, Inc.*	5,047	188,505
Expro Group Holdings NV*	5,570	99,035
Helix Energy Solutions Group, Inc.*	21,103	100,872
Helmerich & Payne, Inc.	14,707	629,165
Liberty Oilfield Services, Inc., Class A*	8,354	123,806
Nabors Industries Ltd.*	995	151,956
National Energy Services Reunited Corp.(x)*	5,479	46,024
Newpark Resources, Inc.*	13,014	47,631
NexTier Oilfield Solutions, Inc.*	21,711	200,610
Oceaneering International, Inc.*	14,025	212,619
Oil States International, Inc.*	8,569	59,555
Patterson-UTI Energy, Inc.	26,654	412,604
ProPetro Holding Corp.*	12,634	175,992
RPC, Inc.*	9,574	102,155
Select Energy Services, Inc., Class A*	8,863	75,956
Solaris Oilfield Infrastructure, Inc., Class A	3,274	36,963
Subsea 7 SA (ADR)(x)	175,600	1,643,616
TerraVest Industries, Inc.	16,810	338,177
TETRA Technologies, Inc.*	3,857	15,852
Tidewater, Inc.*	5,761	125,244
US Silica Holdings, Inc.*	10,671	199,121

		5,865,468

Oil, Gas & Consumable Fuels (18.4%)
Aemetis, Inc.(x)*	3,946	49,996
Alto Ingredients, Inc.*	11,340	77,339
Antero Resources Corp.*	35,837	1,094,104
Arch Resources, Inc.(x)	1,737	238,629
Berry Corp.	9,363	96,626
Brigham Minerals, Inc., Class A	6,155	157,260
California Resources Corp.	11,552	516,721
Callon Petroleum Co.*	899	53,113
Centennial Resource Development, Inc., Class A*	22,505	181,615
Centrus Energy Corp., Class A*	1,373	46,270
Chesapeake Energy Corp.	14,057	1,222,959
Civitas Resources, Inc.(x)	5,307	316,881
Clean Energy Fuels Corp.*	22,488	178,555
CNX Resources Corp.*	28,669	594,022
Comstock Resources, Inc.*	12,904	168,397
CONSOL Energy, Inc.*	4,893	184,124
CVR Energy, Inc.	4,499	114,904
Delek US Holdings, Inc.*	9,575	203,181
DHT Holdings, Inc.	19,862	115,200
Dorian LPG Ltd.	3,594	52,077
Earthstone Energy, Inc., Class A*	3,484	44,003
Energy Fuels, Inc.(x)*	2,873	26,288
Equitrans Midstream Corp.	58,363	492,584
Falcon Minerals Corp.(x)	1,046	7,050
Frontline Ltd.(x)*	17,700	155,760
Gevo, Inc.(x)*	28,271	132,308

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Golar LNG Ltd.*	14,176	$351,281
Green Plains, Inc.*	5,254	162,927
HighPeak Energy, Inc.(x)	857	19,025
International Seaways, Inc.	6,488	117,043
Kinetik Holdings, Inc.	443	28,799
Laredo Petroleum, Inc.*	1,288	101,932
Murphy Oil Corp.	20,964	846,736
Nordic American Tankers Ltd.(x)	22,730	48,415
Northern Oil and Gas, Inc.	8,819	248,608
Oasis Petroleum, Inc.	412	60,276
Ovintiv, Inc.	35,297	1,908,509
Par Pacific Holdings, Inc.*	1,075	13,996
PBF Energy, Inc., Class A*	13,768	335,526
PDC Energy, Inc.	13,939	1,013,087
Peabody Energy Corp.*	12,682	311,089
Permian Basin Royalty Trust	23,500	293,985
PrairieSky Royalty Ltd.(x)	92,000	1,272,391
Range Resources Corp.*	34,059	1,034,712
Ranger Oil Corp.*	2,981	102,934
Renewable Energy Group, Inc.*	6,373	386,522
REX American Resources Corp.*	776	77,290
Riley Exploration Permian, Inc.(x)	1,246	31,250
Scorpio Tankers, Inc.	6,865	146,774
SFL Corp. Ltd.	17,478	177,926
SM Energy Co.	17,115	666,629
Talos Energy, Inc.*	4,548	71,813
Teekay Corp.(x)*	10,136	32,131
Teekay Tankers Ltd., Class A*	3,320	45,949
Texas Pacific Land Corp.	44,315	59,918,755
Ur-Energy, Inc.(x)*	1,621	2,594
W&T Offshore, Inc.*	13,067	49,916
Whiting Petroleum Corp.	5,625	458,494
World Fuel Services Corp.	9,105	246,199

		77,103,479

Total Energy		82,968,947

Financials (15.5%)
Banks (7.4%)
1st Source Corp.	2,580	119,325
Allegiance Bancshares, Inc.	2,693	120,323
Amalgamated Financial Corp.	1,990	35,760
Amerant Bancorp, Inc.	3,645	115,146
American National Bankshares, Inc.	1,662	62,624
Ameris Bancorp	9,224	404,749
Arrow Financial Corp.	1,827	59,231
Associated Banc-Corp.	21,538	490,205
Atlantic Union Bankshares Corp.	10,849	398,050
Banc of California, Inc.	7,602	147,175
BancFirst Corp.	2,506	208,524
Bancorp, Inc. (The)*	7,169	203,098
Bank First Corp.(x)	947	68,175
Bank of Marin Bancorp	2,193	76,909
Bank of NT Butterfield & Son Ltd. (The)	7,269	260,812
BankUnited, Inc.	11,889	522,640
Banner Corp.	4,812	281,646
Bar Harbor Bankshares	2,107	60,302
Berkshire Hills Bancorp, Inc.	6,876	199,198
Blue Ridge Bankshares, Inc.(x)	2,481	37,637
Brookline Bancorp, Inc.	10,759	170,207
Business First Bancshares, Inc.	2,931	71,311
Byline Bancorp, Inc.	3,764	100,424
Cadence Bank	21,067	616,420
Cambridge Bancorp	993	84,405
Camden National Corp.	2,114	99,443
Capital Bancorp, Inc.	1,155	26,403
Capital City Bank Group, Inc.	2,046	53,933
Capstar Financial Holdings, Inc.	2,922	61,596
Carter Bankshares, Inc.*	3,608	62,671
Cathay General Bancorp	10,563	472,694
CBTX, Inc.	2,613	81,003
Central Pacific Financial Corp.	3,611	100,747
Citizens & Northern Corp.	2,347	57,220
City Holding Co.	1,945	153,072
Civista Bancshares, Inc.	2,139	51,550
CNB Financial Corp.	2,450	64,484
Coastal Financial Corp.*	455	20,816
Columbia Banking System, Inc.	10,804	348,645
Community Bank System, Inc.	7,502	526,265
Community Trust Bancorp, Inc.	2,299	94,719
ConnectOne Bancorp, Inc.	5,492	175,799
CrossFirst Bankshares, Inc.*	3,666	57,776
Customers Bancorp, Inc.*	3,854	200,948
CVB Financial Corp.	18,125	420,681
Dime Community Bancshares, Inc.	4,794	165,729
Eagle Bancorp, Inc.	4,439	253,067
Eastern Bankshares, Inc.	19,310	415,937
Enterprise Bancorp, Inc.	1,338	53,681
Enterprise Financial Services Corp.	5,071	239,909
Equity Bancshares, Inc., Class A	2,081	67,237
Farmers National Banc Corp.	4,777	81,496
FB Financial Corp.	4,521	200,823
Fidelity D&D Bancorp, Inc.	588	27,301
Financial Institutions, Inc.	2,385	71,860
First Bancorp (Nasdaq Stock Exchange)	4,832	201,833
First Bancorp (Quotrix Stock Exchange)	27,704	363,476
First Bancorp, Inc. (The)	1,540	46,323
First Bancshares, Inc. (The)	3,144	105,827
First Bank	2,398	34,100
First Busey Corp.	7,577	192,001
First Commonwealth Financial Corp.	13,271	201,188
First Community Bankshares, Inc.	2,441	68,861
First Financial Bancorp	13,043	300,641
First Financial Bankshares, Inc.	1,272	56,121
First Financial Corp.	1,744	75,480
First Foundation, Inc.	7,417	180,159
First Internet Bancorp	1,303	56,042
First Interstate BancSystem, Inc., Class A	12,529	460,691
First Merchants Corp.	8,349	347,318
First Mid Bancshares, Inc.	2,532	97,457
First of Long Island Corp. (The)	3,186	62,000
Five Star Bancorp(x)	1,028	29,092
Flushing Financial Corp.	4,394	98,206
Fulton Financial Corp.	22,971	381,778
German American Bancorp, Inc.	3,498	132,889
Glacier Bancorp, Inc.	13,919	699,847
Great Southern Bancorp, Inc.	1,462	86,273
Guaranty Bancshares, Inc.	1,196	41,860
Hancock Whitney Corp.	12,433	648,381
Hanmi Financial Corp.	4,043	99,498
HarborOne Bancorp, Inc.	7,227	101,323
HBT Financial, Inc.	1,354	24,616
Heartland Financial USA, Inc.	5,872	280,858
Heritage Commerce Corp.	8,225	92,531
Heritage Financial Corp.	4,651	116,554
Hilltop Holdings, Inc.	8,894	261,484
Home BancShares, Inc.	21,957	496,228
HomeStreet, Inc.	2,699	127,879
HomeTrust Bancshares, Inc.	2,293	67,712
Hope Bancorp, Inc.	15,473	248,806
Horizon Bancorp, Inc.	6,348	118,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Bank Corp.	3,254	$71,588
Independent Bank Corp./MA	6,351	518,813
Independent Bank Group, Inc.	5,303	377,361
International Bancshares Corp.	7,796	329,069
Investors Bancorp, Inc.	20,841	311,156
Lakeland Bancorp, Inc.	9,214	153,874
Lakeland Financial Corp.	3,204	233,892
Macatawa Bank Corp.	4,356	39,248
Mercantile Bank Corp.	2,183	77,322
Meta Financial Group, Inc.	2,862	157,181
Metrocity Bankshares, Inc.	2,081	48,862
Metropolitan Bank Holding Corp.*	1,381	140,544
Mid Penn Bancorp, Inc.	2,044	54,800
Midland States Bancorp, Inc.	2,978	85,945
MidWestOne Financial Group, Inc.	2,060	68,186
MVB Financial Corp.	1,441	59,802
National Bank Holdings Corp., Class A	3,842	154,756
NBT Bancorp, Inc.	5,894	212,950
Nicolet Bankshares, Inc.*	1,761	164,777
Northrim BanCorp, Inc.	880	38,342
Northwest Bancshares, Inc.	16,981	229,413
OceanFirst Financial Corp.	8,622	173,302
OFG Bancorp	6,813	181,498
Old National Bancorp	42,211	691,416
Old Second Bancorp, Inc.	3,700	53,687
Origin Bancorp, Inc.	2,744	116,044
Orrstown Financial Services, Inc.	1,593	36,527
Pacific Premier Bancorp, Inc.	11,005	389,027
Park National Corp.	2,049	269,198
Peapack-Gladstone Financial Corp.	2,680	93,130
Peoples Bancorp, Inc.	3,587	112,309
Peoples Financial Services Corp.	996	50,278
Preferred Bank	1,427	105,726
Premier Financial Corp.	5,319	161,325
Primis Financial Corp.	3,642	50,915
QCR Holdings, Inc.	2,150	121,669
RBB Bancorp	1,848	43,410
Red River Bancshares, Inc.	691	36,561
Renasant Corp.	7,701	257,598
Republic Bancorp, Inc., Class A	1,332	59,860
Republic First Bancorp, Inc.*	5,958	30,743
S&T Bancorp, Inc.	5,122	151,509
Sandy Spring Bancorp, Inc.	6,579	295,529
Seacoast Banking Corp. of Florida	7,805	273,331
ServisFirst Bancshares, Inc.	1,177	112,156
Sierra Bancorp	1,934	48,311
Simmons First National Corp., Class A	15,429	404,548
SmartFinancial, Inc.	1,943	49,702
South Plains Financial, Inc.	1,502	39,923
Southern First Bancshares, Inc.*	835	42,451
Southside Bancshares, Inc.	4,265	174,140
SouthState Corp.	11,008	898,143
Spirit of Texas Bancshares, Inc.	1,757	46,174
Stock Yards Bancorp, Inc.	2,897	153,251
Summit Financial Group, Inc.	1,661	42,505
Texas Capital Bancshares, Inc.*	4,573	262,079
Third Coast Bancshares, Inc.*	670	15,477
Tompkins Financial Corp.	2,087	163,349
Towne Bank	9,850	294,909
TriCo Bancshares	4,087	163,603
TriState Capital Holdings, Inc.*	4,251	141,261
Triumph Bancorp, Inc.*	214	20,120
Trustmark Corp.	8,198	249,137
UMB Financial Corp.	6,306	612,691
United Bankshares, Inc.	18,915	659,755
United Community Banks, Inc.	14,384	500,563
Univest Financial Corp.	4,319	115,576
Valley National Bancorp	57,310	746,176
Veritex Holdings, Inc.	5,735	218,905
Washington Trust Bancorp, Inc.	2,629	138,022
WesBanco, Inc.	8,772	301,406
West BanCorp, Inc.	2,017	54,883
Westamerica Bancorp	3,653	221,007

		30,798,347

Capital Markets (3.7%)
AssetMark Financial Holdings, Inc.*	2,893	64,369
Associated Capital Group, Inc., Class A‡	161,247	6,757,862
B Riley Financial, Inc.	2,840	198,686
BGC Partners, Inc., Class A	45,289	199,272
Blucora, Inc.*	4,326	84,573
Cohen & Steers, Inc.	10,000	858,900
Cowen, Inc., Class A	3,708	100,487
Diamond Hill Investment Group, Inc.	427	79,977
Donnelley Financial Solutions, Inc.*	3,899	129,681
Federated Hermes, Inc.	38,719	1,318,769
Galaxy Digital Holdings Ltd.(x)*	75,000	1,277,847
GAMCO Investors, Inc., Class A	114,464	2,530,799
GCM Grosvenor, Inc., Class A(x)	700	6,797
Houlihan Lokey, Inc.	919	80,688
Moelis & Co., Class A	3,904	183,293
Onex Corp.(x)	14,000	938,139
Oppenheimer Holdings, Inc., Class A	1,439	62,712
OTC Markets Group, Inc., Class A	100	6,200
Piper Sandler Cos.	2,514	329,962
PJT Partners, Inc., Class A	535	33,769
Sculptor Capital Management, Inc.	3,022	42,096
StoneX Group, Inc.*	2,258	167,611
Urbana Corp.	400	1,248
Value Line, Inc.(x)	9	603
WisdomTree Investments, Inc.(x)	5,056	29,679

		15,484,019

Consumer Finance (0.6%)
Encore Capital Group, Inc.*	3,544	222,315
Enova International, Inc.*	5,110	194,027
EZCORP, Inc., Class A*	6,949	41,972
FirstCash Holdings, Inc.	5,270	370,692
Green Dot Corp., Class A*	6,735	185,078
LendingClub Corp.*	14,369	226,743
Navient Corp.	21,590	367,894
Nelnet, Inc., Class A	2,385	202,701
Oportun Financial Corp.*	2,980	42,793
PRA Group, Inc.*	6,155	277,467
PROG Holdings, Inc.*	6,834	196,614
Regional Management Corp.	630	30,599
World Acceptance Corp.*	604	115,871

		2,474,766

Diversified Financial Services (0.1%)
Alerus Financial Corp.	2,150	59,426
A-Mark Precious Metals, Inc.	1,268	98,067
Banco Latinoamericano de Comercio Exterior SA, Class E	4,370	68,085
Cannae Holdings, Inc.*	12,196	291,728
Morgan Group Holding Co.(x)*	4,238	6,569

		523,875

Insurance (1.2%)
Ambac Financial Group, Inc.*	7,016	72,966
American Equity Investment Life Holding Co.	11,837	472,415
American National Group, Inc.	1,085	205,163
AMERISAFE, Inc.	2,801	139,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Argo Group International Holdings Ltd.	4,539	$187,370
Bright Health Group, Inc.(x)*	10,423	20,116
Citizens, Inc.(x)*	7,533	31,940
CNO Financial Group, Inc.	17,490	438,824
Crawford & Co., Class A	2,514	19,006
Donegal Group, Inc., Class A	2,131	28,577
eHealth, Inc.*	2,421	30,045
Employers Holdings, Inc.	3,931	161,250
Enstar Group Ltd.*	1,769	461,974
Genworth Financial, Inc., Class A*	71,301	269,518
Goosehead Insurance, Inc., Class A	2,146	168,611
Greenlight Capital Re Ltd., Class A*	3,839	27,142
HCI Group, Inc.	787	53,658
Heritage Insurance Holdings, Inc.	3,233	23,084
Horace Mann Educators Corp.	5,839	244,245
Investors Title Co.	162	32,920
James River Group Holdings Ltd.	4,165	103,042
Maiden Holdings Ltd.*	10,266	24,741
MBIA, Inc.*	6,728	103,544
MetroMile, Inc.*	18,496	24,415
National Western Life Group, Inc., Class A	369	77,638
NI Holdings, Inc.*	1,349	22,879
ProAssurance Corp.	7,537	202,594
RLI Corp.	482	53,324
Safety Insurance Group, Inc.	2,035	184,880
Selective Insurance Group, Inc.	8,462	756,164
SiriusPoint Ltd.*	12,508	93,560
Stewart Information Services Corp.	3,643	220,802
Tiptree, Inc.	3,363	43,214
Trean Insurance Group, Inc.*	2,424	11,368
United Fire Group, Inc.	2,950	91,656
United Insurance Holdings Corp.	3,079	10,191
Universal Insurance Holdings, Inc.	3,796	51,208

		5,163,170

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AFC Gamma, Inc. (REIT)	2,454	46,921
Angel Oak Mortgage, Inc. (REIT)(x)	1,613	26,469
Apollo Commercial Real Estate Finance, Inc. (REIT)	19,684	274,198
Arbor Realty Trust, Inc. (REIT)	20,640	352,118
Ares Commercial Real Estate Corp. (REIT)	6,148	95,417
ARMOUR Residential REIT, Inc. (REIT)(x)	13,178	110,695
Blackstone Mortgage Trust, Inc. (REIT), Class A	22,408	712,350
BrightSpire Capital, Inc. (REIT)	11,866	109,761
Broadmark Realty Capital, Inc. (REIT)	18,754	162,222
Chicago Atlantic Real Estate Finance, Inc. (REIT)	721	12,783
Chimera Investment Corp. (REIT)	33,296	400,884
Dynex Capital, Inc. (REIT)(x)	4,985	80,757
Ellington Financial, Inc. (REIT)	7,993	141,876
Franklin BSP Realty Trust, Inc. (REIT)	4,705	65,776
Granite Point Mortgage Trust, Inc. (REIT)	7,417	82,477
Great Ajax Corp. (REIT)(x)	3,048	35,753
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	10,319	489,430
Invesco Mortgage Capital, Inc. (REIT)(x)	44,073	100,486
KKR Real Estate Finance Trust, Inc. (REIT)	4,899	100,968
Ladder Capital Corp. (REIT)	16,673	197,909
MFA Financial, Inc. (REIT)	62,080	250,182
New York Mortgage Trust, Inc. (REIT)	53,575	195,549
Orchid Island Capital, Inc. (REIT)(x)	20,864	67,808
PennyMac Mortgage Investment Trust (REIT)‡	11,056	186,736
Ready Capital Corp. (REIT)	9,878	148,763
Redwood Trust, Inc. (REIT)	16,133	169,881
TPG RE Finance Trust, Inc. (REIT)	8,460	99,913
Two Harbors Investment Corp. (REIT)(x)	48,151	266,275

		4,984,357

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	7,117	330,158
Blue Foundry Bancorp*	3,702	50,162
Bridgewater Bancshares, Inc.*	2,410	40,199
Capitol Federal Financial, Inc.	17,709	192,674
Columbia Financial, Inc.*	3,786	81,437
Essent Group Ltd.	15,519	639,538
Federal Agricultural Mortgage Corp., Class C	1,293	140,265
Finance of America Cos., Inc., Class A(x)*	2,571	7,816
Flagstar Bancorp, Inc.	7,179	304,390
FS Bancorp, Inc.	1,052	32,612
Hingham Institution For Savings (The)	196	67,267
Home Bancorp, Inc.	1,108	45,195
Home Point Capital, Inc.(x)	915	2,846
Kearny Financial Corp.	6,930	89,258
Luther Burbank Corp.	2,137	28,401
Merchants Bancorp	2,257	61,797
Mr Cooper Group, Inc.*	8,834	403,449
NMI Holdings, Inc., Class A*	11,067	228,201
Northfield Bancorp, Inc.	6,235	89,535
Ocwen Financial Corp.*	1,149	27,300
PCSB Financial Corp.	1,798	34,360
PennyMac Financial Services, Inc.‡	4,327	230,196
Pioneer Bancorp, Inc.*	1,872	19,693
Provident Bancorp, Inc.	2,256	36,592
Provident Financial Services, Inc.	9,990	233,766
Radian Group, Inc.	25,711	571,041
Southern Missouri Bancorp, Inc.	1,085	54,196
TrustCo Bank Corp.	2,656	84,806
Velocity Financial, Inc.*	1,217	13,314
Walker & Dunlop, Inc.	3,757	486,231
Washington Federal, Inc.	9,442	309,886
Waterstone Financial, Inc.	3,125	60,437
WSFS Financial Corp.	8,924	416,037

		5,413,055

Total Financials		64,841,589

Health Care (4.3%)
Biotechnology (2.0%)
2seventy bio, Inc.(x)*	3,487	59,488
4D Molecular Therapeutics, Inc.(x)*	3,430	51,862
89bio, Inc.(x)*	1,437	5,417
Acumen Pharmaceuticals, Inc.*	1,605	6,276
Adagio Therapeutics, Inc.(x)*	3,142	14,328
Adicet Bio, Inc.*	3,872	77,324
Adverum Biotechnologies, Inc.(x)*	12,989	17,016
Aeglea BioTherapeutics, Inc.*	5,933	13,646
Aerovate Therapeutics, Inc.(x)*	577	10,576
Agios Pharmaceuticals, Inc.(x)*	7,862	228,863
Akebia Therapeutics, Inc.*	14,563	10,455
Akero Therapeutics, Inc.*	951	13,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Akouos, Inc.(x)*	3,534	$16,787
Albireo Pharma, Inc.*	485	14,468
Allogene Therapeutics, Inc.*	5,576	50,797
Altimmune, Inc.*	5,533	33,696
AnaptysBio, Inc.*	2,701	66,823
Anika Therapeutics, Inc.*	2,004	50,320
Annexon, Inc.*	4,218	11,515
Applied Therapeutics, Inc.(x)*	688	1,452
AquaBounty Technologies, Inc.(x)*	5,198	9,720
Arbutus Biopharma Corp.(x)*	10,825	32,258
Arcellx, Inc.(x)*	452	6,337
Arcturus Therapeutics Holdings, Inc.(x)*	2,972	80,125
Arcus Biosciences, Inc.*	6,455	203,720
Arcutis Biotherapeutics, Inc.*	3,739	72,013
Ardelyx, Inc.*	3,125	3,344
Atara Biotherapeutics, Inc.*	11,050	102,655
Athenex, Inc.(x)*	5,381	4,464
Athersys, Inc.(x)*	4,281	2,592
Atossa Therapeutics, Inc.(x)*	16,362	20,452
Atreca, Inc., Class A(x)*	3,865	12,252
Aura Biosciences, Inc.*	294	6,468
Avalo Therapeutics, Inc.*	445	322
Avid Bioservices, Inc.(x)*	538	10,959
Avidity Biosciences, Inc.*	4,326	79,901
Avrobio, Inc.*	5,431	7,169
BioCryst Pharmaceuticals, Inc.*	23,147	376,370
Biohaven Pharmaceutical Holding Co. Ltd.*	2,634	312,313
Black Diamond Therapeutics, Inc.*	3,367	9,327
Bluebird Bio, Inc.*	9,557	46,351
Blueprint Medicines Corp.*	524	33,473
Bolt Biotherapeutics, Inc.(x)*	3,313	9,078
Bridgebio Pharma, Inc.(x)*	4,837	49,096
Brooklyn ImmunoTherapeutics, Inc.(x)*	403	826
Cardiff Oncology, Inc.(x)*	5,609	13,910
Caribou Biosciences, Inc.*	2,766	25,392
Catalyst Pharmaceuticals, Inc.*	13,617	112,885
Celldex Therapeutics, Inc.*	1,372	46,730
CEL-SCI Corp.(x)*	555	2,181
Century Therapeutics, Inc.(x)*	1,229	15,473
ChemoCentryx, Inc.*	7,303	183,086
Chimerix, Inc.*	2,776	12,714
Chinook Therapeutics, Inc.*	5,892	96,393
Clene, Inc.(x)*	880	3,467
Cogent Biosciences, Inc.(x)*	3,918	29,346
Crinetics Pharmaceuticals, Inc.*	891	19,557
Cullinan Oncology, Inc.(x)*	3,377	35,357
Curis, Inc.*	1,543	3,672
Cyteir Therapeutics, Inc.(x)*	475	1,791
Cytokinetics, Inc.*	834	30,700
CytomX Therapeutics, Inc.*	1,412	3,770
Day One Biopharmaceuticals, Inc.(x)*	1,200	11,904
Deciphera Pharmaceuticals, Inc.*	776	7,194
Design Therapeutics, Inc.*	1,542	24,903
Dyne Therapeutics, Inc.(x)*	4,033	38,878
Eagle Pharmaceuticals, Inc.*	842	41,671
Eiger BioPharmaceuticals, Inc.(x)*	4,740	39,342
Eliem Therapeutics, Inc.(x)*	410	3,440
Emergent BioSolutions, Inc.*	7,023	288,364
Enanta Pharmaceuticals, Inc.*	2,555	181,865
Entrada Therapeutics, Inc.(x)*	416	3,906
Erasca, Inc.(x)*	4,305	37,023
Exagen, Inc.(x)*	967	7,765
FibroGen, Inc.(x)*	1,026	12,333
Finch Therapeutics Group, Inc.(x)*	1,011	5,085
Foghorn Therapeutics, Inc.(x)*	2,323	35,379
Forma Therapeutics Holdings, Inc.*	4,731	43,998
Frequency Therapeutics, Inc.*	4,387	9,300
G1 Therapeutics, Inc.(x)*	2,230	16,948
Gemini Therapeutics, Inc.(x)*	2,684	3,731
Generation Bio Co.*	433	3,178
Geron Corp.(x)*	42,565	57,888
Gossamer Bio, Inc.*	8,546	74,179
Graphite Bio, Inc.(x)*	1,698	8,660
Gritstone bio, Inc.(x)*	5,907	24,337
Homology Medicines, Inc.*	6,309	19,179
Hookipa Pharma, Inc.(x)*	1,010	2,303
iBio, Inc.(x)*	32,134	13,760
Icosavax, Inc.(x)*	1,300	9,152
Ideaya Biosciences, Inc.*	3,410	38,158
Imago Biosciences, Inc.(x)*	1,110	21,390
Immuneering Corp., Class A(x)*	1,459	9,440
Immunic, Inc.(x)*	2,678	30,261
ImmunityBio, Inc.(x)*	8,450	47,404
ImmunoGen, Inc.*	13,768	65,536
Immunovant, Inc.*	1,974	10,877
Impel Neuropharma, Inc.(x)*	239	1,522
Infinity Pharmaceuticals, Inc.(x)*	1,357	1,547
Inovio Pharmaceuticals, Inc.(x)*	28,905	103,769
Inozyme Pharma, Inc.(x)*	2,092	8,556
Instil Bio, Inc.(x)*	3,976	42,742
iTeos Therapeutics, Inc.*	2,829	91,037
IVERIC bio, Inc.*	13,231	222,678
Janux Therapeutics, Inc.*	1,201	17,222
Jounce Therapeutics, Inc.*	4,603	31,254
Kezar Life Sciences, Inc.*	5,370	89,249
Kiniksa Pharmaceuticals Ltd., Class A(x)*	2,186	21,729
Kinnate Biopharma, Inc.(x)*	3,527	39,714
Kronos Bio, Inc.*	4,759	34,408
Krystal Biotech, Inc.*	1,871	124,496
Kura Oncology, Inc.*	8,978	144,366
Lexicon Pharmaceuticals, Inc.*	6,030	12,603
Ligand Pharmaceuticals, Inc.*	1,911	214,968
Lineage Cell Therapeutics, Inc.(x)*	18,015	27,743
Lyell Immunopharma, Inc.(x)*	8,339	42,112
MacroGenics, Inc.*	720	6,343
Magenta Therapeutics, Inc.*	485	1,406
MannKind Corp.(x)*	31,378	115,471
MeiraGTx Holdings plc*	3,901	54,029
Mersana Therapeutics, Inc.*	3,074	12,265
MiMedx Group, Inc.(x)*	5,046	23,767
MiNK Therapeutics, Inc.(x)*	847	1,906
Mirum Pharmaceuticals, Inc.*	286	6,298
Monte Rosa Therapeutics, Inc.(x)*	1,589	22,278
Mustang Bio, Inc.*	10,529	10,634
Myriad Genetics, Inc.*	11,502	289,850
Neoleukin Therapeutics, Inc.*	3,991	7,503
NexImmune, Inc.(x)*	795	3,347
Nkarta, Inc.(x)*	2,217	25,229
Nurix Therapeutics, Inc.*	387	5,422
Nuvalent, Inc., Class A(x)*	1,103	15,321
Olema Pharmaceuticals, Inc.(x)*	1,965	8,371
Omega Therapeutics, Inc.(x)*	1,138	7,101
Oncocyte Corp.(x)*	3,007	4,480
Oncorus, Inc.(x)*	3,020	5,376
Oncternal Therapeutics, Inc.*	6,553	9,109
OPKO Health, Inc.(x)*	57,660	198,350
ORIC Pharmaceuticals, Inc.*	3,751	20,030
Oyster Point Pharma, Inc.(x)*	1,559	18,147
Passage Bio, Inc.*	5,114	15,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Portage Biotech, Inc.(x)*	592	$3,889
Poseida Therapeutics, Inc.(x)*	4,256	19,067
Praxis Precision Medicines, Inc.*	4,336	44,271
Precigen, Inc.(x)*	1,719	3,627
Prometheus Biosciences, Inc.(x)*	3,782	142,808
Prothena Corp. plc*	1,196	43,738
Pyxis Oncology, Inc.(x)*	592	2,392
Rallybio Corp.(x)*	1,053	7,350
Recursion Pharmaceuticals, Inc., Class A(x)*	5,255	37,626
REGENXBIO, Inc.*	2,656	88,153
Relay Therapeutics, Inc.*	992	29,691
Reneo Pharmaceuticals, Inc.(x)*	237	697
Replimune Group, Inc.*	1,315	22,329
REVOLUTION Medicines, Inc.*	7,135	182,014
Rhythm Pharmaceuticals, Inc.(x)*	6,300	72,576
Sana Biotechnology, Inc.(x)*	673	5,559
Sangamo Therapeutics, Inc.*	1,862	10,818
Scholar Rock Holding Corp.*	638	8,224
Selecta Biosciences, Inc.*	12,090	14,871
Sensei Biotherapeutics, Inc.(x)*	2,982	6,888
Sera Prognostics, Inc., Class A(x)*	213	807
Shattuck Labs, Inc.*	708	3,016
Sigilon Therapeutics, Inc.*	1,925	2,830
Silverback Therapeutics, Inc.(x)*	2,979	10,456
Solid Biosciences, Inc.(x)*	8,890	10,668
Sorrento Therapeutics, Inc.(x)*	4,011	9,346
Spero Therapeutics, Inc.(x)*	211	1,836
Spruce Biosciences, Inc.(x)*	1,196	2,404
SQZ Biotechnologies Co.(x)*	3,704	17,816
Surface Oncology, Inc.*	4,976	14,629
Sutro Biopharma, Inc.*	5,663	46,550
Syndax Pharmaceuticals, Inc.*	5,109	88,794
Syros Pharmaceuticals, Inc.(x)*	4,496	5,350
Talaris Therapeutics, Inc.*	839	8,256
Taysha Gene Therapies, Inc.(x)*	582	3,795
TCR2 Therapeutics, Inc.*	4,526	12,492
Tenaya Therapeutics, Inc.(x)*	1,541	18,153
Tonix Pharmaceuticals Holding Corp.(x)*	64,758	14,907
Travere Therapeutics, Inc.*	7,730	199,202
Trevena, Inc.(x)*	16,113	8,861
Turning Point Therapeutics, Inc.*	5,723	153,663
Tyra Biosciences, Inc.(x)*	549	5,874
UroGen Pharma Ltd.(x)*	831	7,238
Vanda Pharmaceuticals, Inc.*	7,560	85,504
Vaxart, Inc.(x)*	1,572	7,923
Vaxcyte, Inc.*	4,240	102,396
VBI Vaccines, Inc.(x)*	3,467	5,755
Vera Therapeutics, Inc.(x)*	861	20,225
Veracyte, Inc.*	9,794	270,021
Verve Therapeutics, Inc.(x)*	2,069	47,215
Vigil Neuroscience, Inc.*	389	2,735
Viking Therapeutics, Inc.*	9,936	29,808
Viracta Therapeutics, Inc.(x)*	4,269	20,320
VistaGen Therapeutics, Inc.(x)*	4,447	5,514
Vor BioPharma, Inc.(x)*	2,468	14,907
Werewolf Therapeutics, Inc.(x)*	1,087	4,783
XBiotech, Inc.(x)	2,130	18,403
Xilio Therapeutics, Inc.(x)*	480	3,394
XOMA Corp.(x)*	815	22,804

		8,346,183

Health Care Equipment & Supplies (0.6%)
Alphatec Holdings, Inc.(x)*	903	10,384
AngioDynamics, Inc.*	5,522	118,944
Artivion, Inc.*	621	13,277
Asensus Surgical, Inc.(x)*	24,114	15,115
Avanos Medical, Inc.*	6,737	225,690
Bioventus, Inc., Class A*	1,152	16,243
Cue Health, Inc.(x)*	795	5,128
CVRx, Inc.*	177	1,060
DarioHealth Corp.(x)*	2,002	11,692
Haemonetics Corp.*	2,250	142,245
Integer Holdings Corp.*	4,744	382,224
Invacare Corp.*	5,023	7,082
Lantheus Holdings, Inc.*	8,213	454,261
LivaNova plc*	1,532	125,364
Lucid Diagnostics, Inc.(x)*	628	2,110
Meridian Bioscience, Inc.*	5,448	141,430
Merit Medical Systems, Inc.*	786	52,285
Mesa Laboratories, Inc.	698	177,906
Natus Medical, Inc.*	4,640	121,939
Neogen Corp.*	966	29,791
Neuronetics, Inc.*	355	1,076
OraSure Technologies, Inc.*	9,866	66,891
Orthofix Medical, Inc.*	2,674	87,440
Paragon 28, Inc.(x)*	305	5,106
PROCEPT BioRobotics Corp.(x)*	176	6,158
RxSight, Inc.(x)*	697	8,629
SeaSpine Holdings Corp.*	2,202	26,776
Sientra, Inc.(x)*	1,003	2,227
Sight Sciences, Inc.(x)*	755	8,728
Talis Biomedical Corp.(x)*	2,135	3,010
Utah Medical Products, Inc.	418	37,561
Varex Imaging Corp.*	4,933	105,024

		2,412,796

Health Care Providers & Services (0.9%)
AdaptHealth Corp.*	10,042	160,973
Addus HomeCare Corp.*	1,298	121,090
AirSculpt Technologies, Inc.(x)*	283	3,872
Brookdale Senior Living, Inc.*	26,739	188,510
Castle Biosciences, Inc.*	259	11,619
Community Health Systems, Inc.*	2,297	27,265
Covetrus, Inc.*	14,960	251,178
Cross Country Healthcare, Inc.*	4,403	95,413
Fulgent Genetics, Inc.(x)*	2,569	160,331
Invitae Corp.*	22,030	175,579
LifeStance Health Group, Inc.(x)*	3,577	36,164
MEDNAX, Inc.*	5,000	117,400
ModivCare, Inc.*	1,165	134,429
National HealthCare Corp.	1,746	122,622
Option Care Health, Inc.*	22,783	650,683
Owens & Minor, Inc.	1,771	77,960
Patterson Cos., Inc.	9,160	296,509
SOC Telemed, Inc.(x)*	2,061	6,162
Tenet Healthcare Corp.*	13,340	1,146,706
Tivity Health, Inc.*	2,525	81,229
Viemed Healthcare, Inc.*	4,212	20,976

		3,886,670

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	16,769	377,638
American Well Corp., Class A*	25,653	107,999
Computer Programs and Systems, Inc.*	1,974	68,004
Convey Health Solutions Holdings, Inc.*	670	4,382
Evolent Health, Inc., Class A*	9,129	294,867
Forian, Inc.(x)*	342	2,380
HealthStream, Inc.*	3,559	70,895
Multiplan Corp.(x)*	39,645	185,539
NantHealth, Inc.(x)*	1,762	1,328
NextGen Healthcare, Inc.*	8,104	169,455

		1,282,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.1%)
Absci Corp.(x)*	3,059	$25,787
Alpha Teknova, Inc.*	389	5,372
Codex DNA, Inc.(x)*	395	2,121
Cytek Biosciences, Inc.(x)*	2,374	25,592
Fluidigm Corp.(x)*	9,503	34,116
Harvard Bioscience, Inc.*	835	5,185
IsoPlexis Corp.(x)*	736	2,525
MaxCyte, Inc.(x)*	6,366	44,498
NanoString Technologies, Inc.*	553	19,217
Pacific Biosciences of California, Inc.(x)*	14,772	134,425
Personalis, Inc.*	4,630	37,920
Rapid Micro Biosystems, Inc., Class A*	1,242	8,433
Seer, Inc.(x)*	3,625	55,245
Singular Genomics Systems, Inc.(x)*	2,529	15,958

		416,394

Pharmaceuticals (0.4%)
Amphastar Pharmaceuticals, Inc.*	3,737	134,158
Amylyx Pharmaceuticals, Inc.*	507	6,515
ANI Pharmaceuticals, Inc.*	1,536	43,177
Atea Pharmaceuticals, Inc.*	8,067	58,244
Athira Pharma, Inc.(x)*	4,523	61,060
Cara Therapeutics, Inc.*	6,824	82,912
CinCor Pharma, Inc.*	615	10,787
Citius Pharmaceuticals, Inc.(x)*	16,833	30,131
CorMedix, Inc.(x)*	5,116	28,036
Cymabay Therapeutics, Inc.*	13,742	42,738
DICE Therapeutics, Inc.(x)*	732	14,003
Endo International plc*	32,163	74,297
EyePoint Pharmaceuticals, Inc.(x)*	3,327	40,423
Fulcrum Therapeutics, Inc.(x)*	3,894	92,093
Ikena Oncology, Inc.*	3,449	21,039
Innoviva, Inc.*	5,319	102,923
Kala Pharmaceuticals, Inc.(x)*	2,464	3,400
Kaleido Biosciences, Inc.(x)*	383	632
KemPharm, Inc.(x)*	2,195	11,041
NGM Biopharmaceuticals, Inc.*	3,977	60,649
Nuvation Bio, Inc.(x)*	3,386	17,810
Pliant Therapeutics, Inc.*	311	2,180
Prestige Consumer Healthcare, Inc.*	7,203	381,327
Provention Bio, Inc.(x)*	7,690	56,291
Rain Therapeutics, Inc.(x)*	786	3,985
Reata Pharmaceuticals, Inc., Class A(x)*	522	17,101
Supernus Pharmaceuticals, Inc.*	6,894	222,814
Tarsus Pharmaceuticals, Inc.*	211	3,549
Terns Pharmaceuticals, Inc.*	596	1,770
Theravance Biopharma, Inc.*	669	6,396
Theseus Pharmaceuticals, Inc.(x)*	533	6,145
Ventyx Biosciences, Inc.(x)*	462	6,269

		1,643,895

Total Health Care		17,988,425

Industrials (16.8%)
Aerospace & Defense (0.5%)
AAR Corp.*	4,930	238,760
Aerojet Rocketdyne Holdings, Inc.*	2,133	83,934
AerSale Corp.(x)*	2,087	32,808
Astronics Corp.*	3,516	45,462
Cadre Holdings, Inc.(x)	463	11,371
Ducommun, Inc.*	1,524	79,842
Kaman Corp.	4,012	174,442
Kratos Defense & Security Solutions, Inc.*	13,652	279,593
Maxar Technologies, Inc.	10,343	408,135
Moog, Inc., Class A	4,123	361,999
National Presto Industries, Inc.	717	55,173
Park Aerospace Corp.	2,764	36,070
Parsons Corp.*	3,675	142,223
Triumph Group, Inc.*	9,182	232,121
Vectrus, Inc.*	1,627	58,344

		2,240,277

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	8,414	281,448
Atlas Air Worldwide Holdings, Inc.*	4,101	354,203
Hub Group, Inc., Class A*	4,712	363,814
Radiant Logistics, Inc.*	5,443	34,672

		1,034,137

Airlines (0.2%)
Hawaiian Holdings, Inc.*	7,118	140,225
Mesa Air Group, Inc.*	4,871	21,432
SkyWest, Inc.*	7,174	206,970
Spirit Airlines, Inc.(x)*	14,059	307,470

		676,097

Building Products (0.4%)
American Woodmark Corp.*	2,324	113,760
Apogee Enterprises, Inc.	3,503	166,252
Caesarstone Ltd.	3,187	33,527
Gibraltar Industries, Inc.*	3,280	140,876
Griffon Corp.	7,390	148,022
Insteel Industries, Inc.	2,399	88,739
JELD-WEN Holding, Inc.*	7,693	156,014
PGT Innovations, Inc.*	4,462	80,227
Quanex Building Products Corp.	4,940	103,690
Resideo Technologies, Inc.*	18,231	434,445
UFP Industries, Inc.	799	61,651
View, Inc.(x)*	12,843	23,631
Zurn Water Solutions Corp.	8,172	289,289

		1,840,123

Commercial Services & Supplies (3.4%)
ABM Industries, Inc.	9,575	440,833
ACCO Brands Corp.	13,101	104,808
Aris Water Solution, Inc., Class A	1,811	32,960
Brady Corp., Class A	6,749	312,276
BrightView Holdings, Inc.*	6,878	93,610
Casella Waste Systems, Inc., Class A*	549	48,120
CECO Environmental Corp.*	4,203	23,074
Civeo Corp.*	263,200	6,212,836
CompX International, Inc.	265	6,233
CoreCivic, Inc. *	16,731	186,885
Deluxe Corp.	6,103	184,555
Ennis, Inc.	3,530	65,199
GEO Group, Inc. (The) (REIT)(x)*	16,548	109,382
Harsco Corp.*	6,350	77,724
Healthcare Services Group, Inc.	4,990	92,664
Heritage-Crystal Clean, Inc.*	1,412	41,809
HNI Corp.	5,647	209,221
IAA, Inc.*	35,150	1,344,488
Interface, Inc.	6,268	85,057
KAR Auction Services, Inc.*	112,405	2,028,910
Kimball International, Inc., Class B	5,062	42,774
Matthews International Corp., Class A	4,400	142,384
MillerKnoll, Inc.	10,666	368,617
NL Industries, Inc.	958	6,888
Ritchie Bros Auctioneers, Inc.	18,250	1,077,298
Steelcase, Inc., Class A	12,502	149,399
Team, Inc.*	3,787	8,369
UniFirst Corp.	2,153	396,755
US Ecology, Inc.*	4,003	191,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
VSE Corp.	1,583	$72,960

		14,157,752

Construction & Engineering (0.9%)
API Group Corp.*	28,798	605,622
Arcosa, Inc.	6,909	395,540
Argan, Inc.	2,048	83,128
Concrete Pumping Holdings, Inc.(x)*	3,664	24,549
Dycom Industries, Inc.*	763	72,683
EMCOR Group, Inc.	6,803	766,222
Fluor Corp.*	20,231	580,427
Granite Construction, Inc.	6,619	217,103
Great Lakes Dredge & Dock Corp.*	9,031	126,705
Infrastructure and Energy Alternatives, Inc.*	2,370	28,085
INNOVATE Corp.(x)*	6,915	25,516
Matrix Service Co.*	3,568	29,329
MYR Group, Inc.*	596	56,048
Northwest Pipe Co.*	1,336	34,001
NV5 Global, Inc.*	1,447	192,885
Primoris Services Corp.	7,467	177,864
Sterling Construction Co., Inc.*	3,143	84,233
Tutor Perini Corp.*	5,878	63,483

		3,563,423

Electrical Equipment (0.3%)
Advent Technologies Holdings, Inc.(x)*	555	1,287
Allied Motion Technologies, Inc.	83	2,477
American Superconductor Corp.*	3,721	28,317
Array Technologies, Inc.*	14,099	158,896
AZZ, Inc.	3,555	171,493
Babcock & Wilcox Enterprises, Inc.*	5,498	44,864
Beam Global(x)*	160	3,272
Encore Wire Corp.	2,809	320,422
EnerSys	5,311	396,041
FuelCell Energy, Inc.*	11,739	67,617
GrafTech International Ltd.	3,206	30,842
Powell Industries, Inc.	1,317	25,576
Preformed Line Products Co.	421	26,700
Romeo Power, Inc.(x)*	3,810	5,677
Thermon Group Holdings, Inc.*	4,554	73,775

		1,357,256

Machinery (3.2%)
AgEagle Aerial Systems, Inc.(x)*	3,508	4,175
Alamo Group, Inc.	169	24,301
Albany International Corp., Class A	3,548	299,167
Altra Industrial Motion Corp.	9,310	362,438
Astec Industries, Inc.	3,260	140,180
Barnes Group, Inc.	6,806	273,533
Blue Bird Corp.*	1,138	21,417
Chart Industries, Inc.*	2,074	356,251
Colfax Corp.*	9,100	362,089
Columbus McKinnon Corp.	3,916	166,038
Commercial Vehicle Group, Inc.*	2,888	24,404
Desktop Metal, Inc., Class A(x)*	9,088	43,077
EnPro Industries, Inc.	2,958	289,085
ESCO Technologies, Inc.	3,398	237,588
Gorman-Rupp Co. (The)	2,598	93,216
Greenbrier Cos., Inc. (The)	4,586	236,225
Hillenbrand, Inc.	4,609	203,580
Hyliion Holdings Corp.(x)*	13,422	59,459
Hyster-Yale Materials Handling, Inc.	1,388	46,096
Ideanomics, Inc.(x)*	67,708	75,833
Kennametal, Inc.	11,997	343,234
Lindsay Corp.	144	22,609
Luxfer Holdings plc	2,197	36,910
Manitowoc Co., Inc. (The)*	4,768	71,901
Mayville Engineering Co., Inc.*	1,257	11,778
Meritor, Inc.*	1,395	49,620
Miller Industries, Inc.	1,504	42,353
Mueller Industries, Inc.	4,896	265,216
Mueller Water Products, Inc., Class A	20,902	270,054
NN, Inc.*	5,869	16,903
Oshkosh Corp.	63,400	6,381,210
Park-Ohio Holdings Corp.	1,255	17,658
Proto Labs, Inc.*	3,389	179,278
RBC Bearings, Inc.*	3,430	665,008
REV Group, Inc.	4,381	58,705
SPX Corp.*	1,030	50,892
SPX FLOW, Inc.	5,499	474,124
Standex International Corp.	1,741	173,961
Titan International, Inc.*	5,957	87,747
Trinity Industries, Inc.	10,969	376,895
Wabash National Corp.	6,458	95,837
Watts Water Technologies, Inc., Class A	1,706	238,141

		13,248,186

Marine (2.9%)
Clarkson plc	149,459	7,215,216
Costamare, Inc.	7,458	127,159
Eagle Bulk Shipping, Inc.	1,257	85,614
Genco Shipping & Trading Ltd.	4,514	106,621
Matson, Inc.	5,913	713,226
Safe Bulkers, Inc.	9,099	43,311
Stolt-Nielsen Ltd.	211,900	3,987,478

		12,278,625

Professional Services (3.0%)
Acacia Research Corp.*	6,741	30,402
ASGN, Inc.*	755	88,116
Atlas Technical Consultants, Inc.(x)*	1,578	18,999
Barrett Business Services, Inc.	1,107	85,759
CACI International, Inc., Class A*	34,300	10,333,218
CBIZ, Inc.*	7,010	294,210
CRA International, Inc.	164	13,819
First Advantage Corp.*	611	12,336
Heidrick & Struggles International, Inc.	1,574	62,299
HireQuest, Inc.(x)	110	2,103
HireRight Holdings Corp.*	1,562	26,710
Huron Consulting Group, Inc.*	2,741	125,565
ICF International, Inc.	2,610	245,705
KBR, Inc.	2,618	143,283
Kelly Services, Inc., Class A	5,164	112,007
Korn Ferry	7,693	499,583
ManTech International Corp., Class A	3,899	336,055
Mistras Group, Inc.*	2,814	18,601
Resources Connection, Inc.	4,509	77,284
Sterling Check Corp.*	1,388	36,685
TrueBlue, Inc.*	5,132	148,264
Willdan Group, Inc.(x)*	345	10,588

		12,721,591

Road & Rail (0.6%)
ArcBest Corp.	3,613	290,847
Avis Budget Group, Inc.*	5,884	1,549,257
Covenant Logistics Group, Inc.	1,702	36,644
Heartland Express, Inc.	6,672	93,875
Marten Transport Ltd.	8,648	153,588
PAM Transportation Services, Inc.*	848	29,468
Universal Logistics Holdings, Inc.	212	4,272
US Xpress Enterprises, Inc., Class A*	3,899	15,128
Werner Enterprises, Inc.	7,595	311,395

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Yellow Corp.*	6,680	$46,827

		2,531,301

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.*	2,152	26,599
Beacon Roofing Supply, Inc.*	1,966	116,544
Boise Cascade Co.	4,405	306,015
Custom Truck One Source, Inc.(x)*	5,368	45,038
DXP Enterprises, Inc.*	2,562	69,405
GATX Corp.	5,013	618,253
Global Industrial Co.	402	12,956
GMS, Inc.*	6,115	304,344
McGrath RentCorp	1,103	93,733
MRC Global, Inc.*	11,606	138,227
NOW, Inc.*	16,052	177,054
Rush Enterprises, Inc., Class A	5,898	300,267
Rush Enterprises, Inc., Class B	998	48,253
Textainer Group Holdings Ltd.	5,722	217,837
Titan Machinery, Inc.*	2,715	76,726
Triton International Ltd.	9,497	666,499
Veritiv Corp.*	2,044	273,058
WESCO International, Inc.*	5,233	681,023
Willis Lease Finance Corp.*	386	12,425

		4,184,256

Transportation Infrastructure (0.1%)
Braemar Shipping Services plc	186,008	557,684

Total Industrials		70,390,708

Information Technology (2.7%)
Communications Equipment (0.3%)
ADTRAN, Inc.	6,666	122,988
Aviat Networks, Inc.*	985	30,308
Calix, Inc.*	1,335	57,285
Comtech Telecommunications Corp.	3,578	56,139
Digi International, Inc.*	5,244	112,851
DZS, Inc.*	1,449	20,097
EMCORE Corp.*	4,534	16,776
Harmonic, Inc.*	10,393	96,551
Inseego Corp.(x)*	9,513	38,528
KVH Industries, Inc.*	2,300	20,930
NETGEAR, Inc.*	4,066	100,349
NetScout Systems, Inc.*	10,018	321,377
Plantronics, Inc.*	3,459	136,284
Ribbon Communications, Inc.*	9,891	30,563
Viavi Solutions, Inc.*	3,871	62,246

		1,223,272

Electronic Equipment, Instruments & Components (0.9%)
Aeva Technologies, Inc.(x)*	14,827	64,201
Belden, Inc.	6,332	350,793
Benchmark Electronics, Inc.	5,127	128,380
CTS Corp.	3,466	122,488
Daktronics, Inc.*	5,188	19,922
ePlus, Inc.*	3,747	210,057
Fabrinet*	728	76,535
FARO Technologies, Inc.*	1,285	66,717
Identiv, Inc.(x)*	277	4,479
II-VI, Inc.*	1,147	83,146
Insight Enterprises, Inc.*	3,207	344,175
Itron, Inc.*	1,115	58,738
Kimball Electronics, Inc.*	3,208	64,128
Knowles Corp.*	12,535	269,879
Methode Electronics, Inc.	5,324	230,263
OSI Systems, Inc.*	2,127	181,050
PC Connection, Inc.	1,537	80,523
Plexus Corp.*	513	41,969
Rogers Corp.*	320	86,944
Sanmina Corp.*	8,914	360,304
ScanSource, Inc.*	3,534	122,948
TTM Technologies, Inc.*	14,837	219,884
Vishay Intertechnology, Inc.	16,445	322,322
Vishay Precision Group, Inc.*	1,811	58,224

		3,568,069

IT Services (0.3%)
Cass Information Systems, Inc.	1,612	59,499
Conduent, Inc.*	23,657	122,070
Core Scientific, Inc.(x)*	2,600	21,398
CSG Systems International, Inc.	2,458	156,255
DigitalOcean Holdings, Inc.*	401	23,198
Flywire Corp.*	1,158	35,412
Hackett Group, Inc. (The)	260	5,996
Limelight Networks, Inc.*	17,549	91,606
LiveRamp Holdings, Inc.*	9,462	353,784
MoneyGram International, Inc.*	13,024	137,533
Rackspace Technology, Inc.(x)*	2,216	24,730
Remitly Global, Inc.*	276	2,724
Repay Holdings Corp.*	7,188	106,167
StarTek, Inc.*	2,599	11,514
Unisys Corp.*	1,920	41,491

		1,193,377

Semiconductors & Semiconductor Equipment (0.5%)
Alpha & Omega Semiconductor Ltd.*	553	30,221
Amkor Technology, Inc.	11,354	246,609
AXT, Inc.*	5,760	40,435
Cohu, Inc.*	888	26,285
Credo Technology Group Holding Ltd.(x)*	818	12,458
Diodes, Inc.*	1,389	120,829
FormFactor, Inc.*	1,369	57,539
Ichor Holdings Ltd.*	1,361	48,479
NeoPhotonics Corp.*	7,188	109,330
NVE Corp.	41	2,233
Onto Innovation, Inc.*	4,785	415,769
PDF Solutions, Inc.*	4,214	117,444
Photronics, Inc.*	8,653	146,841
Rambus, Inc.*	15,530	495,252
SkyWater Technology, Inc.(x)*	95	1,029
SunPower Corp.(x)*	2,296	49,318
Veeco Instruments, Inc.*	7,277	197,862

		2,117,933

Software (0.6%)
A10 Networks, Inc.	1,407	19,628
Agilysys, Inc.*	334	13,320
Alkami Technology, Inc.*	293	4,193
American Software, Inc., Class A	983	20,486
Arteris, Inc.*	256	3,328
Asana, Inc., Class A(x)*	799	31,936
AvidXchange Holdings, Inc.*	433	3,486
Benefitfocus, Inc.*	996	12,569
Bottomline Technologies DE, Inc.*	5,234	296,663
ChannelAdvisor Corp.*	1,258	20,845
Cleanspark, Inc.(x)*	5,438	67,268
Couchbase, Inc.(x)*	806	14,040
CS Disco, Inc.(x)*	1,191	40,458
E2open Parent Holdings, Inc.(x)*	28,564	251,649
Ebix, Inc.	3,711	123,020
eGain Corp.*	1,655	19,165
Enfusion, Inc., Class A(x)*	682	8,675
EngageSmart, Inc.*	767	16,345
Envestnet, Inc.*	519	38,634
EverCommerce, Inc.(x)*	1,014	13,385
GTY Technology Holdings, Inc.(x)*	4,482	14,477
Instructure Holdings, Inc.(x)*	1,401	28,104
Intapp, Inc.(x)*	611	14,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
InterDigital, Inc.	2,627	$167,603
Kaltura, Inc.(x)*	4,419	7,910
Marathon Digital Holdings, Inc.(x)*	12,772	356,977
MeridianLink, Inc.(x)*	728	13,177
Model N, Inc.(x)*	404	10,868
ON24, Inc.*	1,368	17,989
Ping Identity Holding Corp.*	8,553	234,609
Rekor Systems, Inc.(x)*	1,669	7,611
SecureWorks Corp., Class A*	1,357	17,980
Smith Micro Software, Inc.(x)*	6,857	25,851
Stronghold Digital Mining, Inc., Class A(x)*	303	1,772
UserTesting, Inc.(x)*	303	3,239
Verint Systems, Inc.*	9,189	475,071
VirnetX Holding Corp.(x)*	9,388	15,302
Weave Communications, Inc.(x)*	368	2,193
Xperi Holding Corp.	15,127	262,000

		2,696,496

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.*	1,660	27,689
Eastman Kodak Co.(x)*	401	2,626
Quantum Corp.(x)*	8,118	18,428
Super Micro Computer, Inc.*	6,380	242,887
Turtle Beach Corp.(x)*	412	8,771

		300,401

Total Information Technology		11,099,548

Materials (4.1%)
Chemicals (0.9%)
AdvanSix, Inc.	3,896	199,047
American Vanguard Corp.	3,190	64,821
Amyris, Inc.(x)*	21,838	95,214
Avient Corp.	11,711	562,128
Chase Corp.	767	66,660
Ecovyst, Inc.	8,533	98,641
Ferro Corp.*	1,916	41,654
FutureFuel Corp.	3,997	38,891
GCP Applied Technologies, Inc.*	9,558	300,312
Hawkins, Inc.	940	43,146
HB Fuller Co.	6,193	409,171
Innospec, Inc.	2,375	219,806
Intrepid Potash, Inc.*	1,437	118,035
Koppers Holdings, Inc.	2,919	80,331
Kronos Worldwide, Inc.	2,676	41,532
Minerals Technologies, Inc.	4,773	315,734
Rayonier Advanced Materials, Inc.*	8,706	57,198
Sensient Technologies Corp.	2,939	246,729
Stepan Co.	2,853	281,905
Tredegar Corp.	637	7,638
Tronox Holdings plc, Class A	16,362	323,804
Valhi, Inc.	295	8,646
Zymergen, Inc.(x)*	8,848	25,571

		3,646,614

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	16,962	526,839
United States Lime & Minerals, Inc.	269	31,215

		558,054

Containers & Packaging (0.2%)
Greif, Inc., Class A	3,134	203,898
Greif, Inc., Class B	791	50,434
Myers Industries, Inc.	2,885	62,316
Pactiv Evergreen, Inc.	5,963	59,988
Ranpak Holdings Corp.*	4,390	89,688
TriMas Corp.	6,076	194,979
UFP Technologies, Inc.*	900	59,553

		720,856

Metals & Mining (2.8%)
Allegheny Technologies, Inc.*	6,989	187,585
Arconic Corp.*	15,208	389,629
Carpenter Technology Corp.	6,850	287,563
Century Aluminum Co.*	6,791	178,671
Coeur Mining, Inc.*	11,500	51,175
Commercial Metals Co.	17,129	712,909
Constellium SE*	17,805	320,490
Gatos Silver, Inc.(x)*	1,068	4,614
Haynes International, Inc.	1,717	73,144
Hecla Mining Co.	53,610	352,218
Kaiser Aluminum Corp.	1,943	182,953
Materion Corp.	1,732	148,501
Mesabi Trust	18,000	479,520
Olympic Steel, Inc.	1,472	56,613
PolyMet Mining Corp.*	2,783	11,661
Ryerson Holding Corp.	849	29,732
Sandstorm Gold Ltd.	926,000	7,482,080
Schnitzer Steel Industries, Inc., Class A	3,338	173,376
SunCoke Energy, Inc.	11,552	102,928
TimkenSteel Corp.*	6,436	140,820
Warrior Met Coal, Inc.	6,474	240,250
Wheaton Precious Metals Corp.	2,400	114,192
Worthington Industries, Inc.	4,741	243,735

		11,964,359

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,315	64,889
Glatfelter Corp.	6,138	75,988
Neenah, Inc.	2,513	99,666
Schweitzer-Mauduit International, Inc.	4,369	120,148

		360,691

Total Materials		17,250,574

Real Estate (11.9%)
Equity Real Estate Investment Trusts (REITs) (6.9%)
Acadia Realty Trust (REIT)	12,161	263,529
Agree Realty Corp. (REIT)	10,014	664,529
Alexander & Baldwin, Inc. (REIT)	10,177	236,005
American Assets Trust, Inc. (REIT)	7,159	271,255
Apartment Investment and Management Co. (REIT), Class A*	22,055	161,443
Apple Hospitality REIT, Inc. (REIT)	30,636	550,529
Armada Hoffler Properties, Inc. (REIT)	9,488	138,525
Ashford Hospitality Trust, Inc. (REIT)*	2,490	25,398
Braemar Hotels & Resorts, Inc. (REIT)(x)	7,695	47,555
Brandywine Realty Trust (REIT)	24,155	341,552
Broadstone Net Lease, Inc. (REIT)	22,368	487,175
BRT Apartments Corp. (REIT)	1,614	38,688
CareTrust REIT, Inc. (REIT)	13,960	269,428
CatchMark Timber Trust, Inc. (REIT), Class A	2,071	16,982
Centerspace (REIT)	2,056	201,735
Chatham Lodging Trust (REIT)*	7,180	99,012
City Office REIT, Inc. (REIT)	6,017	106,260
Clipper Realty, Inc. (REIT)	267	2,422
Community Healthcare Trust, Inc. (REIT)	1,242	52,425
Corporate Office Properties Trust (REIT)	16,052	458,124
CTO Realty Growth, Inc. (REIT)	832	55,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
DiamondRock Hospitality Co. (REIT)*	29,773	$300,707
DigitalBridge Group, Inc. (REIT)*	69,192	498,182
Diversified Healthcare Trust (REIT)	33,191	106,211
Easterly Government Properties, Inc. (REIT)	12,392	261,967
Empire State Realty Trust, Inc. (REIT), Class A	20,671	202,989
Equity Commonwealth (REIT)*	57,315	1,616,856
Equity LifeStyle Properties, Inc. (REIT)	59,200	4,527,616
Essential Properties Realty Trust, Inc. (REIT)	17,506	442,902
Farmland Partners, Inc. (REIT)	4,005	55,069
Four Corners Property Trust, Inc. (REIT)	10,822	292,627
Franklin Street Properties Corp. (REIT)	14,127	83,349
Getty Realty Corp. (REIT)	5,656	161,875
Gladstone Commercial Corp. (REIT)	3,807	83,830
Gladstone Land Corp. (REIT)	1,893	68,943
Global Medical REIT, Inc. (REIT)	8,766	143,061
Global Net Lease, Inc. (REIT)	14,626	230,067
Healthcare Realty Trust, Inc. (REIT)	20,990	576,805
Hersha Hospitality Trust (REIT)*	4,537	41,196
Independence Realty Trust, Inc. (REIT)	31,543	833,997
Indus Realty Trust, Inc. (REIT)	207	15,130
Industrial Logistics Properties Trust (REIT)	9,401	213,121
Innovative Industrial Properties, Inc. (REIT)	1,642	337,267
iStar, Inc. (REIT)(x)	9,557	223,729
Kite Realty Group Trust (REIT)	31,067	707,396
LTC Properties, Inc. (REIT)	5,473	210,546
LXP Industrial Trust (REIT)	39,644	622,411
Macerich Co. (The) (REIT)	30,535	477,567
National Health Investors, Inc. (REIT)	6,278	370,465
Necessity Retail REIT, Inc. (The) (REIT)	16,390	129,645
NETSTREIT Corp. (REIT)	5,576	125,125
NexPoint Residential Trust, Inc. (REIT)	2,508	226,497
Office Properties Income Trust (REIT)	6,676	171,773
One Liberty Properties, Inc. (REIT)	2,436	75,004
Outfront Media, Inc. (REIT)	16,681	474,241
Paramount Group, Inc. (REIT)	26,559	289,759
Pebblebrook Hotel Trust (REIT)	18,626	455,964
Phillips Edison & Co., Inc. (REIT)(x)	14,271	490,780
Physicians Realty Trust (REIT)	31,325	549,441
Piedmont Office Realty Trust, Inc. (REIT), Class A	17,749	305,638
Plymouth Industrial REIT, Inc. (REIT)	4,679	126,801
Postal Realty Trust, Inc. (REIT), Class A	2,506	42,151
PotlatchDeltic Corp. (REIT)	9,160	483,007
Preferred Apartment Communities, Inc. (REIT), Class A	7,332	182,860
PS Business Parks, Inc. (REIT)	432	72,611
Retail Opportunity Investments Corp. (REIT)	17,261	334,691
Retail Value, Inc. (REIT)	2,574	7,876
RLJ Lodging Trust (REIT)	23,851	335,822
RPT Realty (REIT)	11,790	162,348
Ryman Hospitality Properties, Inc. (REIT)*	613	56,868
Sabra Health Care REIT, Inc. (REIT)	32,725	487,275
Safehold, Inc. (REIT)	950	52,677
Saul Centers, Inc. (REIT)	129	6,798
Seritage Growth Properties (REIT), Class A(x)*	5,135	65,009
Service Properties Trust (REIT)	23,013	203,205
SITE Centers Corp. (REIT)	24,772	413,940
STAG Industrial, Inc. (REIT)	25,528	1,055,583
Summit Hotel Properties, Inc. (REIT)*	15,179	151,183
Sunstone Hotel Investors, Inc. (REIT)*	31,194	367,465
Tanger Factory Outlet Centers, Inc. (REIT)	10,337	177,693
Terreno Realty Corp. (REIT)	10,535	780,117
UMH Properties, Inc. (REIT)	858	21,098
Uniti Group, Inc. (REIT)	28,032	385,720
Universal Health Realty Income Trust (REIT)	139	8,113
Urban Edge Properties (REIT)	16,631	317,652
Urstadt Biddle Properties, Inc. (REIT), Class A	4,194	78,889
Veris Residential, Inc. (REIT)*	12,292	213,758
Washington REIT (REIT)	11,857	302,353
Whitestone REIT (REIT)	6,506	86,205
Xenia Hotels & Resorts, Inc. (REIT)*	15,971	308,081

		28,775,346

Real Estate Management & Development (5.0%)
Douglas Elliman, Inc.	8,648	63,130
DREAM Unlimited Corp., Class A	308,100	12,357,953
Forestar Group, Inc.*	1,830	32,501
FRP Holdings, Inc.*	881	50,922
Howard Hughes Corp. (The)*	56,700	5,874,687
Kennedy-Wilson Holdings, Inc.	16,849	410,947
Marcus & Millichap, Inc.	3,088	162,676
RE/MAX Holdings, Inc., Class A	2,500	69,325
Realogy Holdings Corp.*	16,440	257,779
RMR Group, Inc. (The), Class A	1,931	60,054
Tejon Ranch Co.*	93,691	1,710,798

		21,050,772

Total Real Estate		49,826,118

Utilities (2.8%)
Electric Utilities (0.6%)
ALLETE, Inc.	7,474	500,608
MGE Energy, Inc.	5,207	415,467
Otter Tail Corp.	5,881	367,562
PNM Resources, Inc.	12,205	581,812
Portland General Electric Co.	12,739	702,556
Via Renewables, Inc.(x)	195	1,607

		2,569,612

Gas Utilities (1.2%)
Brookfield Infrastructure Corp., Class A	9,073	684,467
Chesapeake Utilities Corp.	2,376	327,318
New Jersey Resources Corp.	13,777	631,813
Northwest Natural Holding Co.	4,390	227,051
ONE Gas, Inc.	7,514	663,035
Rubis SCA	24,500	720,112
South Jersey Industries, Inc.	14,666	506,710
Southwest Gas Holdings, Inc.	9,366	733,264
Spire, Inc.	7,202	516,816

		5,010,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.3%)
Clearway Energy, Inc., Class A	3,508	$116,887
Clearway Energy, Inc., Class C	8,951	326,801
Ormat Technologies, Inc.(x)	6,468	529,276
Sunnova Energy International, Inc.*	10,526	242,730

		1,215,694

Multi-Utilities (0.4%)
Avista Corp.	10,049	453,712
Black Hills Corp.	9,117	702,191
NorthWestern Corp.	7,733	467,769
Unitil Corp.	2,254	112,430

		1,736,102

Water Utilities (0.3%)
American States Water Co.	2,487	221,393
Artesian Resources Corp., Class A	1,151	55,881
Cadiz, Inc.*	2,911	6,026
California Water Service Group	7,523	445,963
Middlesex Water Co.	1,504	158,176
Pure Cycle Corp.*	323	3,882
SJW Group	4,000	278,320
York Water Co. (The)	713	32,064

		1,201,705

Total Utilities		11,733,699

Total Common Stocks (98.1%) (Cost $261,080,691)		410,570,256

MASTER LIMITED PARTNERSHIP:
Industrials (0.7%)
Industrial Conglomerates (0.7%)
Icahn Enterprises LP (Cost $2,598,199)	57,200	2,970,396

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Financials (0.1%)
Capital Markets (0.1%)
GAMCO Investors, Inc.
4.000%, 6/15/23(e)	$228,000	223,330

Total Financials		223,330

Total Long-Term Debt Securities (0.1%) (Cost $228,471)		223,330

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR(r)*	237	—

Pharmaceuticals (0.0%)
Zogenix, Inc., CVR(r)*	7,855	4,006

Total Health Care		4,006

Information Technology (0.0%)
Technology Hardware, Storage & Peripherals (0.0%)
Quantum Corp., expiring 4/18/22*	8,118	69

Total Information Technology		69

Total Rights (0.0%) (Cost $711)		4,075

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	966,030	966,223

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.2%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $7,783,735, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $7,939,354.(xx)	$7,783,681	7,783,681
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $800,070, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $884,639.(xx)	800,000	800,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $800,009, collateralized by various Common Stocks; total market value $926,551.(xx)	800,000	800,000

Total Repurchase Agreements		9,383,681

Total Short-Term Investments (2.5%) (Cost $10,349,904)		10,349,904

Total Investments in Securities (101.4%) (Cost $274,257,976)		424,117,961
Other Assets Less Liabilities (-1.4%)		(5,676,497)

Net Assets (100%)		$418,441,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $10,278,212. This was collateralized by $1,529,582 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 2/15/52 and by cash of $9,383,681 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	161,247	6,937,921	—	(4,041)	698	(176,716)	6,757,862	—	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	11,056	194,668	—	(3,115)	(408)	(4,409)	186,736	—	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	4,327	308,079	7,102	(12,164)	3,037	(75,858)	230,196	877	—

Total		7,440,668	7,102	(19,320)	3,327	(256,983)	7,174,794	877	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	12	6/2022	USD	1,239,840	44,360

					44,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,804,067	$—	$—	$21,804,067
Consumer Discretionary	46,783,970	—	—	46,783,970
Consumer Staples	14,426,411	1,456,200	—	15,882,611
Energy	82,968,947	—	—	82,968,947
Financials	64,841,589	—	—	64,841,589
Health Care	17,988,425	—	—	17,988,425
Industrials	58,630,330	11,760,378	—	70,390,708
Information Technology	11,099,548	—	—	11,099,548
Materials	17,250,574	—	—	17,250,574
Real Estate	37,468,165	12,357,953	—	49,826,118
Utilities	11,013,587	720,112	—	11,733,699
Corporate Bond
Financials	—	223,330	—	223,330
Futures	44,360	—	—	44,360
Master Limited Partnership
Industrials	2,970,396	—	—	2,970,396
Rights
Health Care	—	—	4,006	4,006
Information Technology	—	69	—	69
Short-Term Investments
Investment Company	966,223	—	—	966,223
Repurchase Agreements	—	9,383,681	—	9,383,681

Total Assets	$388,256,592	$35,901,723	$4,006	$424,162,321

Total Liabilities	$—	$—	$—	$—

Total	$388,256,592	$35,901,723	$4,006	$424,162,321

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,337,020
Aggregate gross unrealized depreciation	(30,593,265)

Net unrealized appreciation	$149,743,755

Federal income tax cost of investments in securities and derivative instruments, if applicable	$274,418,566

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.6%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	101,100	$2,388,993
Nippon Telegraph & Telephone Corp.	23,300	677,025
Orange SA	26,185	309,630
Singapore Telecommunications Ltd.	263,000	510,785
Swisscom AG (Registered)(x)	926	555,959
Verizon Communications, Inc.	65,200	3,321,288

		7,763,680

Entertainment (0.2%)
Netflix, Inc.*	2,400	899,016

Interactive Media & Services (2.9%)
Alphabet, Inc., Class A*	3,121	8,680,593
Meta Platforms, Inc., Class A*	9,276	2,062,612

		10,743,205

Media (0.8%)
Charter Communications, Inc., Class A*	500	272,760
Comcast Corp., Class A	45,100	2,111,582
Quebecor, Inc., Class B	20,600	491,045

		2,875,387

Wireless Telecommunication Services (0.6%)
KDDI Corp.(x)	23,200	762,034
Rogers Communications, Inc., Class B	20,600	1,165,985
SoftBank Corp.(x)	34,600	404,397

		2,332,416

Total Communication Services		24,613,704

Consumer Discretionary (6.0%)
Auto Components (0.2%)
Bridgestone Corp.	14,600	565,041

Automobiles (0.4%)
Honda Motor Co. Ltd.	11,100	315,420
Toyota Motor Corp.(x)	65,000	1,164,378

		1,479,798

Distributors (0.1%)
Pool Corp.	1,000	422,850

Household Durables (0.7%)
Garmin Ltd.	11,300	1,340,293
Sekisui House Ltd.	24,200	469,227
Sony Group Corp.	6,000	619,266

		2,428,786

Internet & Direct Marketing Retail (1.8%)
Amazon.com, Inc.*	2,118	6,904,574

Multiline Retail (0.6%)
Dollar General Corp.	3,600	801,468
Target Corp.	5,000	1,061,100
Wesfarmers Ltd.	12,895	484,524

		2,347,092

Specialty Retail (1.7%)
AutoZone, Inc.*	500	1,022,290
Home Depot, Inc. (The)	8,400	2,514,372
Lowe’s Cos., Inc.	6,600	1,334,454
O’Reilly Automotive, Inc.*	1,600	1,095,936
TJX Cos., Inc. (The)	8,500	514,930

		6,481,982

Textiles, Apparel & Luxury Goods (0.5%)
LVMH Moet Hennessy Louis Vuitton SE	1,411	1,004,730
NIKE, Inc., Class B	6,800	915,008

		1,919,738

Total Consumer Discretionary		22,549,861

Consumer Staples (10.5%)
Beverages (3.2%)
Brown-Forman Corp., Class B	9,400	629,988
Carlsberg A/S, Class B	1,947	237,718
Coca-Cola Co. (The)	64,100	3,974,200
Diageo plc	33,069	1,671,413
Heineken NV(x)	6,053	577,086
Keurig Dr Pepper, Inc.	9,900	375,210
Monster Beverage Corp.*	4,100	327,590
PepsiCo, Inc.	21,783	3,646,039
Pernod Ricard SA	2,577	565,193

		12,004,437

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	5,987	3,447,614
George Weston Ltd.	3,500	431,008
Koninklijke Ahold Delhaize NV	21,498	691,080
Loblaw Cos. Ltd.	4,700	421,746
Metro, Inc.	7,900	454,733
Tesco plc	105,597	381,769
Walmart, Inc.	18,900	2,814,588

		8,642,538

Food Products (2.3%)
Archer-Daniels-Midland Co.	40,600	3,664,556
General Mills, Inc.	15,700	1,063,204
Hershey Co. (The)	3,500	758,205
Kellogg Co.	11,200	722,288
McCormick & Co., Inc. (Non-Voting)	5,200	518,960
Nestle SA (Registered)	12,243	1,589,396
Orkla ASA	50,133	445,850

		8,762,459

Household Products (1.9%)
Church & Dwight Co., Inc.	10,300	1,023,614
Clorox Co. (The)	2,000	278,060
Colgate-Palmolive Co.	25,400	1,926,082
Kimberly-Clark Corp.	7,000	862,120
Procter & Gamble Co. (The)	20,700	3,162,960

		7,252,836

Personal Products (0.8%)
Estee Lauder Cos., Inc. (The), Class A	3,300	898,656
L’Oreal SA	2,805	1,122,746
Unilever plc (Cboe Europe)	8,484	384,023
Unilever plc (London Stock Exchange)	10,307	466,595

		2,872,020

Total Consumer Staples		39,534,290

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Enbridge, Inc.	40,600	1,869,000
Equinor ASA	15,560	583,860
TC Energy Corp.	7,900	445,570

Total Energy		2,898,430

Financials (20.3%)
Banks (6.2%)
Bank Hapoalim BM	84,967	837,727
Bank of Montreal	11,400	1,341,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Nova Scotia (The)(x)	38,500	$2,759,349
Canadian Imperial Bank of Commerce	13,300	1,614,426
Commonwealth Bank of Australia	4,842	380,207
DBS Group Holdings Ltd.	30,600	804,484
Hang Seng Bank Ltd.	22,000	423,180
Intesa Sanpaolo SpA	182,654	417,494
Israel Discount Bank Ltd., Class A	84,721	526,409
Japan Post Bank Co. Ltd.(x)	39,300	316,521
JPMorgan Chase & Co.	15,300	2,085,696
Mitsubishi UFJ Financial Group, Inc.	56,100	348,222
Mizuho Financial Group, Inc.(x)	69,900	894,714
National Bank of Canada	11,900	912,192
PNC Financial Services Group, Inc. (The)	1,800	332,010
Regions Financial Corp.	13,900	309,414
Royal Bank of Canada	25,700	2,829,539
Sumitomo Mitsui Financial Group, Inc.	23,300	743,602
Sumitomo Mitsui Trust Holdings, Inc.	28,500	931,080
Svenska Handelsbanken AB, Class A(x)	45,729	420,852
Toronto-Dominion Bank (The)	47,000	3,729,097
United Overseas Bank Ltd.	19,800	464,430

		23,422,127

Capital Markets (4.4%)
ASX Ltd.	10,412	632,007
Bank of New York Mellon Corp. (The)	12,800	635,264
BGP Holdings plc(r)*	177,813	—
BlackRock, Inc.	3,400	2,598,178
Brookfield Asset Management, Inc., Class A	8,100	457,951
CME Group, Inc.	4,000	951,440
Daiwa Securities Group, Inc.(x)	57,700	326,711
Deutsche Boerse AG	2,807	504,246
FactSet Research Systems, Inc.	900	390,735
Hong Kong Exchanges & Clearing Ltd.	12,200	574,949
Intercontinental Exchange, Inc.	14,900	1,968,588
Moody’s Corp.	3,600	1,214,676
MSCI, Inc.	2,300	1,156,624
Nasdaq, Inc.	4,500	801,900
Northern Trust Corp.	8,100	943,245
S&P Global, Inc.	6,000	2,461,080
T. Rowe Price Group, Inc.	4,700	710,593

		16,328,187

Consumer Finance (0.6%)
American Express Co.	8,100	1,514,700
Capital One Financial Corp.	5,200	682,708

		2,197,408

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	16,300	5,752,433

Insurance (7.6%)
Admiral Group plc	7,588	254,190
Aflac, Inc.	21,800	1,403,702
Ageas SA/NV	6,008	302,356
Allianz SE (Registered)	6,006	1,434,200
American International Group, Inc.	11,200	703,024
Aon plc, Class A	4,400	1,432,772
Arthur J Gallagher & Co.	8,600	1,501,560
Assicurazioni Generali SpA(x)	45,444	1,039,830
Brown & Brown, Inc.	9,500	686,565
Chubb Ltd.	5,000	1,069,500
Gjensidige Forsikring ASA(x)	24,351	604,102
Great-West Lifeco, Inc.	11,500	338,887
Hannover Rueck SE	2,335	397,686
Hartford Financial Services Group, Inc. (The)	11,900	854,539
Intact Financial Corp.	5,700	842,222
Loews Corp.	6,900	447,258
Manulife Financial Corp.	61,600	1,313,647
Marsh & McLennan Cos., Inc.	12,400	2,113,208
Medibank Pvt Ltd.	185,639	425,079
MetLife, Inc.	11,900	836,332
MS&AD Insurance Group Holdings, Inc.	13,800	448,367
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	4,606	1,233,792
Poste Italiane SpA(m)	33,001	374,369
Power Corp. of Canada	10,300	318,850
Progressive Corp. (The)	7,300	832,127
Sompo Holdings, Inc.	10,700	470,663
Sun Life Financial, Inc.	22,400	1,250,666
Swiss Re AG	3,907	371,783
Tokio Marine Holdings, Inc.	15,000	872,433
Travelers Cos., Inc. (The)	15,100	2,759,223
Willis Towers Watson plc	1,500	354,330
Zurich Insurance Group AG	2,783	1,372,099

		28,659,361

Total Financials		76,359,516

Health Care (11.1%)
Biotechnology (0.5%)
Amgen, Inc.	2,571	621,719
CSL Ltd.	3,091	613,863
Regeneron Pharmaceuticals, Inc.*	631	440,703

		1,676,285

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	20,200	2,390,872
Baxter International, Inc.	4,200	325,668
Becton Dickinson and Co.	3,200	851,200
Coloplast A/S, Class B	2,818	426,793
Edwards Lifesciences Corp.*	11,600	1,365,552
Hoya Corp.	4,600	524,914
IDEXX Laboratories, Inc.*	1,600	875,296
ResMed, Inc.	3,300	800,283
Terumo Corp.	8,800	266,515

		7,827,093

Health Care Providers & Services (1.9%)
Anthem, Inc.	1,900	933,318
Cigna Corp.	5,000	1,198,050
HCA Healthcare, Inc.	3,900	977,418
Laboratory Corp. of America Holdings*	1,600	421,856
McKesson Corp.	2,100	642,873
Sonic Healthcare Ltd.	18,926	498,362
UnitedHealth Group, Inc.	5,100	2,600,847

		7,272,724

Life Sciences Tools & Services (2.3%)
Agilent Technologies, Inc.	9,500	1,257,135
Danaher Corp.	8,400	2,463,972
Mettler-Toledo International, Inc.*	600	823,914
Thermo Fisher Scientific, Inc.	4,600	2,716,990
Waters Corp.*	1,200	372,468
West Pharmaceutical Services, Inc.	2,700	1,108,917

		8,743,396

Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	6,100	445,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Eli Lilly and Co.	5,400	$1,546,398
GlaxoSmithKline plc	48,171	1,038,757
Johnson & Johnson	21,500	3,810,445
Merck & Co., Inc.	24,800	2,034,840
Merck KGaA	2,159	452,157
Novo Nordisk A/S, Class B	10,315	1,142,352
Ono Pharmaceutical Co. Ltd.	13,000	326,489
Otsuka Holdings Co. Ltd.	7,100	245,606
Pfizer, Inc.	5,700	295,089
Roche Holding AG	4,192	1,657,833
Sanofi	7,180	732,247
Shionogi & Co. Ltd.	5,300	325,493
UCB SA	2,485	297,485
Zoetis, Inc.	10,600	1,999,054

		16,349,728

Total Health Care		41,869,226

Industrials (15.8%)
Aerospace & Defense (1.6%)
BAE Systems plc	58,956	555,747
General Dynamics Corp.	7,100	1,712,378
Lockheed Martin Corp.	5,100	2,251,140
Northrop Grumman Corp.	3,000	1,341,660

		5,860,925

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	15,083	724,264
Expeditors International of Washington, Inc.	11,800	1,217,288
United Parcel Service, Inc., Class B	5,500	1,179,530

		3,121,082

Building Products (1.1%)
Allegion plc	9,400	1,031,932
Daikin Industries Ltd.	2,400	436,980
Geberit AG (Registered)	974	599,603
Johnson Controls International plc	5,400	354,078
Masco Corp.	5,200	265,200
Trane Technologies plc	8,100	1,236,870

		3,924,663

Commercial Services & Supplies (0.6%)
Brambles Ltd.	41,505	306,061
Cintas Corp.	1,700	723,163
Copart, Inc.*	5,100	639,897
Secom Co. Ltd.(x)	4,500	326,055
Securitas AB, Class B	29,840	336,202

		2,331,378

Construction & Engineering (0.2%)
Vinci SA	4,716	482,153
WSP Global, Inc.	3,100	411,407

		893,560

Electrical Equipment (1.7%)
Eaton Corp. plc	13,900	2,109,464
Emerson Electric Co.	22,900	2,245,345
Rockwell Automation, Inc.	4,500	1,260,135
Schneider Electric SE	5,258	877,857

		6,492,801

Industrial Conglomerates (1.3%)
3M Co.	21,100	3,141,368
Honeywell International, Inc.	6,500	1,264,770
Siemens AG (Registered)	4,170	577,804

		4,983,942

Machinery (3.7%)
Atlas Copco AB, Class A	24,594	1,276,392
Caterpillar, Inc.	5,700	1,270,074
Cummins, Inc.	5,000	1,025,550
Deere & Co.	4,000	1,661,840
Dover Corp.	7,500	1,176,750
IDEX Corp.	1,500	287,595
Illinois Tool Works, Inc.	13,200	2,764,080
Knorr-Bremse AG	3,140	241,238
Kone OYJ, Class B	8,843	463,156
PACCAR, Inc.	12,137	1,068,906
Pentair plc	19,100	1,035,411
SMC Corp.	500	279,257
Snap-on, Inc.	4,100	842,468
Volvo AB, Class B	27,847	519,388

		13,912,105

Marine (0.2%)
Kuehne + Nagel International AG (Registered)	2,446	693,064

Professional Services (1.0%)
Booz Allen Hamilton Holding Corp.	5,000	439,200
Jacobs Engineering Group, Inc.	2,500	344,525
Teleperformance	1,970	751,202
Verisk Analytics, Inc.	5,600	1,201,928
Wolters Kluwer NV	10,351	1,101,859

		3,838,714

Road & Rail (1.8%)
Canadian National Railway Co.	13,800	1,851,186
Canadian Pacific Railway Ltd.	13,200	1,089,450
Norfolk Southern Corp.	2,100	598,962
Old Dominion Freight Line, Inc.	4,000	1,194,720
Union Pacific Corp.	7,000	1,912,470

		6,646,788

Trading Companies & Distributors (1.8%)
Brenntag SE	3,664	296,268
Fastenal Co.	30,200	1,793,880
Ferguson plc	5,602	760,415
ITOCHU Corp.(x)	32,700	1,109,251
Mitsubishi Corp.	23,900	900,506
Mitsui & Co. Ltd.	34,500	939,770
Toyota Tsusho Corp.	15,500	637,774
WW Grainger, Inc.	900	464,211

		6,902,075

Total Industrials		59,601,097

Information Technology (18.5%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	38,244	2,132,486
Motorola Solutions, Inc.	2,700	653,940

		2,786,426

Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	22,000	1,657,700
CDW Corp.	9,600	1,717,344
Keyence Corp.	1,000	464,928
Kyocera Corp.	5,100	286,664
Trimble, Inc.*	4,200	302,988

		4,429,624

IT Services (4.0%)
Accenture plc, Class A	6,900	2,326,887
Automatic Data Processing, Inc.	11,198	2,547,993
Broadridge Financial Solutions, Inc.	3,500	544,985
CGI, Inc.*	6,700	533,738
Fiserv, Inc.*	8,100	821,340
Jack Henry & Associates, Inc.	2,600	512,330
Mastercard, Inc., Class A	5,400	1,929,852
Nomura Research Institute Ltd.	16,600	542,907
Paychex, Inc.	8,500	1,159,995
VeriSign, Inc.*	3,000	667,380
Visa, Inc., Class A	12,300	2,727,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Western Union Co. (The)	31,800	$595,932

		14,911,110

Semiconductors & Semiconductor Equipment (2.6%)
Applied Materials, Inc.	8,500	1,120,300
ASML Holding NV	1,926	1,284,641
Intel Corp.	29,000	1,437,240
KLA Corp.	1,900	695,514
QUALCOMM, Inc.	5,300	809,946
Texas Instruments, Inc.	23,622	4,334,165

		9,681,806

Software (5.3%)
Adobe, Inc.*	3,700	1,685,794
Cadence Design Systems, Inc.*	5,900	970,314
Intuit, Inc.	1,729	831,372
Microsoft Corp.	39,069	12,045,364
Nice Ltd.*	1,918	419,870
Oracle Corp.	27,800	2,299,894
SAP SE	6,189	690,589
Synopsys, Inc.*	3,000	999,810

		19,943,007

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	91,400	15,959,355
Canon, Inc.	19,600	477,116
FUJIFILM Holdings Corp.	7,100	434,355
HP, Inc.	26,100	947,430

		17,818,256

Total Information Technology		69,570,229

Materials (2.7%)
Chemicals (1.8%)
Air Liquide SA	2,730	477,584
BASF SE	12,328	703,002
Corteva, Inc.	23,000	1,322,040
Covestro AG(m)	5,253	265,425
Givaudan SA (Registered)	280	1,152,603
Nutrien Ltd.(x)	4,300	444,464
Sherwin-Williams Co. (The)	6,300	1,572,606
Sika AG (Registered)	2,365	779,165
Yara International ASA	6,030	300,699

		7,017,588

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,700	295,749

Metals & Mining (0.8%)
BHP Group Ltd.	23,639	920,738
Franco-Nevada Corp.	2,800	445,572
Rio Tinto Ltd.	6,629	587,219
Rio Tinto plc	6,776	537,513
Wheaton Precious Metals Corp.	9,900	470,787

		2,961,829

Total Materials		10,275,166

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
American Tower Corp. (REIT)	6,500	1,632,930
AvalonBay Communities, Inc. (REIT)	1,500	372,555
Crown Castle International Corp. (REIT)	5,400	996,840
Daiwa House REIT Investment Corp. (REIT)	209	562,400
Dexus (REIT)	124,459	1,012,873
Duke Realty Corp. (REIT)	11,200	650,272
Equity Residential (REIT)	9,300	836,256
Essex Property Trust, Inc. (REIT)	1,700	587,316
Mid-America Apartment Communities, Inc. (REIT)	3,300	691,185
Nomura Real Estate Master Fund, Inc. (REIT)	310	409,876
Prologis, Inc. (REIT)	9,800	1,582,504
Public Storage (REIT)	2,600	1,014,728

		10,349,735

Real Estate Management & Development (0.2%)
Mitsubishi Estate Co. Ltd.	28,700	426,841
Swiss Prime Site AG (Registered)	4,939	486,880

		913,721

Total Real Estate		11,263,456

Utilities (4.1%)
Electric Utilities (1.6%)
Enel SpA	134,038	895,112
Eversource Energy	18,300	1,613,877
Iberdrola SA	130,063	1,415,652
Power Assets Holdings Ltd.	83,000	540,640
Red Electrica Corp. SA	31,834	653,794
Terna - Rete Elettrica Nazionale	99,482	855,608

		5,974,683

Gas Utilities (0.5%)
Atmos Energy Corp.	11,900	1,421,931
Snam SpA	59,536	343,819

		1,765,750

Multi-Utilities (1.7%)
CMS Energy Corp.	13,500	944,190
Consolidated Edison, Inc.	14,800	1,401,264
E.ON SE	34,296	398,852
National Grid plc	90,171	1,384,999
Sempra Energy	10,300	1,731,636
WEC Energy Group, Inc.	5,600	558,936

		6,419,877

Water Utilities (0.3%)
American Water Works Co., Inc.	8,000	1,324,240

Total Utilities		15,484,550

Total Common Stocks (99.4%) (Cost $293,742,106)		374,019,525

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.1%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $6,661,040, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $6,794,213.(xx)	$6,660,993	6,660,993
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $300,026, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $331,740.(xx)	300,000	300,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $1,000,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $1,020,000.(xx)	$1,000,000	$1,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $100,001, collateralized by various Common Stocks; total market value $115,819.(xx)	100,000	100,000

Total Repurchase Agreements		8,060,993

Total Short-Term Investments (2.1%) (Cost $8,060,993)		8,060,993

Total Investments in Securities (101.5%) (Cost $301,803,099)		382,080,518
Other Assets Less Liabilities (-1.5%)		(5,785,944)

Net Assets (100%)		$376,294,574

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $639,794 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $8,846,253. This was collateralized by $1,322,203 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 11/15/51 and by cash of $8,060,993 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Belgium	0.2
Brazil	0.2
Canada	7.4
Denmark	0.5
Finland	0.1
France	1.4
Germany	2.1
Hong Kong	0.4
Israel	0.5
Italy	1.0
Japan	5.4
Malta	0.0 #
Netherlands	1.0
Norway	0.4
Singapore	0.5
Spain	0.5
Sweden	0.7
Switzerland	2.4
United Kingdom	1.3
United States	73.8
Cash and Other	(1.5)

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$21,393,874	$3,219,830	$—		$24,613,704
Consumer Discretionary	17,927,275	4,622,586	—		22,549,861
Consumer Staples	31,401,421	8,132,869	—		39,534,290
Energy	2,314,570	583,860	—		2,898,430
Financials	57,211,732	19,147,784	—	(a)	76,359,516
Health Care	33,320,360	8,548,866	—		41,869,226
Industrials	44,408,831	15,192,266	—		59,601,097
Information Technology	64,969,159	4,601,070	—		69,570,229
Materials	4,551,218	5,723,948	—		10,275,166
Real Estate	8,364,586	2,898,870	—		11,263,456
Utilities	8,996,074	6,488,476	—		15,484,550
Short-Term Investments
Repurchase Agreements	—	8,060,993	—		8,060,993

Total Assets	$294,859,100	$87,221,418	$—		$382,080,518

Total Liabilities	$—	$—	$—		$—

Total	$294,859,100	$87,221,418	$—		$382,080,518

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,140,610
Aggregate gross unrealized depreciation	(6,470,587)

Net unrealized appreciation	$79,670,023

Federal income tax cost of investments in securities and derivative instruments, if applicable	$302,410,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.4%)
Diversified Telecommunication Services (1.1%)
Liberty Global plc, Class A*	1,914	$48,826
Liberty Global plc, Class C*	4,052	104,988
Lumen Technologies, Inc.	10,683	120,397
Verizon Communications, Inc.	50,338	2,564,218

		2,838,429

Entertainment (1.4%)
Electronic Arts, Inc.	3,444	435,700
Walt Disney Co. (The)*	22,100	3,031,236

		3,466,936

Interactive Media & Services (7.7%)
Alphabet, Inc., Class A*	3,657	10,171,397
Alphabet, Inc., Class C*	3,477	9,711,226

		19,882,623

Media (0.2%)
Cable One, Inc.(x)	66	96,640
Discovery, Inc., Class A(x)*	1,909	47,572
Discovery, Inc., Class C*	3,888	97,084
John Wiley & Sons, Inc., Class A	514	27,257
New York Times Co. (The), Class A	2,041	93,560
Omnicom Group, Inc.	2,624	222,725
Scholastic Corp.	344	13,856

		598,694

Total Communication Services		26,786,682

Consumer Discretionary (12.0%)
Auto Components (0.2%)
Aptiv plc*	3,263	390,613
Autoliv, Inc.	1,054	80,568
BorgWarner, Inc.	2,860	111,254

		582,435

Automobiles (4.5%)
Harley-Davidson, Inc.	1,802	70,999
Lucid Group, Inc.(x)*	5,052	128,321
Rivian Automotive, Inc., Class A(x)*	2,191	110,076
Tesla, Inc.*	10,379	11,184,410

		11,493,806

Distributors (0.1%)
LKQ Corp.	3,336	151,488
Pool Corp.	467	197,471

		348,959

Hotels, Restaurants & Leisure (2.6%)
Aramark	2,785	104,716
Booking Holdings, Inc.*	498	1,169,528
Choice Hotels International, Inc.	454	64,359
Darden Restaurants, Inc.	1,585	210,726
Domino’s Pizza, Inc.	450	183,154
Hilton Worldwide Holdings, Inc.*	3,347	507,874
Jack in the Box, Inc.	238	22,232
Marriott International, Inc., Class A*	3,382	594,387
McDonald’s Corp.	9,085	2,246,539
Royal Caribbean Cruises Ltd.*	2,762	231,400
Starbucks Corp.	14,264	1,297,596
Vail Resorts, Inc.	498	129,614

		6,762,125

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	6,127
Garmin Ltd.	1,910	226,545
La-Z-Boy, Inc.	547	14,424
Meritage Homes Corp.*	502	39,774
Mohawk Industries, Inc.*	685	85,077
Newell Brands, Inc.	4,535	97,094
Whirlpool Corp.	732	126,475

		595,516

Leisure Products (0.1%)
Callaway Golf Co.*	1,522	35,645
Hasbro, Inc.	1,604	131,400
Mattel, Inc.*	4,134	91,816

		258,861

Multiline Retail (0.6%)
Kohl’s Corp.	1,808	109,312
Nordstrom, Inc.	1,304	35,351
Target Corp.	5,846	1,240,638

		1,385,301

Specialty Retail (2.6%)
AutoNation, Inc.*	543	54,072
Best Buy Co., Inc.	2,673	242,976
Buckle, Inc. (The)	80	2,643
CarMax, Inc.*	1,895	182,830
Foot Locker, Inc.	1,233	36,571
GameStop Corp., Class A(x)*	838	139,594
Gap, Inc. (The)	2,764	38,917
Home Depot, Inc. (The)	12,696	3,800,294
Lowe’s Cos., Inc.	8,192	1,656,340
ODP Corp. (The)*	647	29,652
Signet Jewelers Ltd.	593	43,111
Tractor Supply Co.	1,371	319,950
Ulta Beauty, Inc.*	637	253,666

		6,800,616

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	1,822	93,633
Columbia Sportswear Co.	392	35,488
Deckers Outdoor Corp.*	340	93,082
Hanesbrands, Inc.	3,977	59,218
NIKE, Inc., Class B	15,531	2,089,851
PVH Corp.	909	69,638
Under Armour, Inc., Class A*	2,099	35,725
Under Armour, Inc., Class C*	2,595	40,378
VF Corp.	4,084	232,216
Wolverine World Wide, Inc.	958	21,612

		2,770,841

Total Consumer Discretionary		30,998,460

Consumer Staples (7.2%)
Beverages (2.4%)
Coca-Cola Co. (The)	49,892	3,093,304
Keurig Dr Pepper, Inc.	8,732	330,943
PepsiCo, Inc.	16,811	2,813,825

		6,238,072

Food & Staples Retailing (0.4%)
Kroger Co. (The)	8,672	497,512
Sysco Corp.	6,232	508,843
United Natural Foods, Inc.*	720	29,772

		1,036,127

Food Products (1.7%)
Archer-Daniels-Midland Co.	6,784	612,324
Bunge Ltd.	1,731	191,812
Campbell Soup Co.	2,346	104,561
Conagra Brands, Inc.	5,931	199,104
Darling Ingredients, Inc.*	2,002	160,921
General Mills, Inc.	7,413	502,008
Hain Celestial Group, Inc. (The)*	1,148	39,491
Hormel Foods Corp.	3,655	188,379
Ingredion, Inc.	702	61,179
J M Smucker Co. (The)	1,348	182,533
Kellogg Co.	3,136	202,241
Kraft Heinz Co. (The)	8,247	324,849
Lamb Weston Holdings, Inc.	1,717	102,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	2,943	$293,711
Mondelez International, Inc., Class A	16,976	1,065,753

		4,231,732

Household Products (2.4%)
Church & Dwight Co., Inc.	2,999	298,041
Clorox Co. (The)	1,520	211,326
Colgate-Palmolive Co.	9,780	741,617
Kimberly-Clark Corp.	4,048	498,552
Procter & Gamble Co. (The)	29,423	4,495,834

		6,245,370

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	2,818	767,398

Total Consumer Staples		18,518,699

Energy (1.3%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	10,120	368,469
Core Laboratories NV	556	17,587
NOV, Inc.	4,541	89,049
TechnipFMC plc*	5,424	42,036

		517,141

Oil, Gas & Consumable Fuels (1.1%)
Cheniere Energy, Inc.	2,863	396,955
Marathon Petroleum Corp.	7,459	637,744
ONEOK, Inc.	5,447	384,722
Phillips 66	5,830	503,654
Valero Energy Corp.	5,004	508,106
Williams Cos., Inc. (The)	14,842	495,871

		2,927,052

Total Energy		3,444,193

Financials (9.4%)
Banks (1.7%)
Bank of Hawaii Corp.	547	45,904
Cathay General Bancorp	851	38,082
Citizens Financial Group, Inc.	5,174	234,538
Comerica, Inc.	1,636	147,944
First Republic Bank	2,102	340,734
Heartland Financial USA, Inc.	401	19,180
Huntington Bancshares, Inc.	17,521	256,157
International Bancshares Corp.	664	28,028
KeyCorp	11,429	255,781
M&T Bank Corp.	1,580	267,810
Old National Bancorp	3,639	59,607
People’s United Financial, Inc.	5,265	105,247
PNC Financial Services Group, Inc. (The)‡	5,132	946,597
Regions Financial Corp.	11,661	259,574
SVB Financial Group*	714	399,447
Truist Financial Corp.	16,205	918,824
Umpqua Holdings Corp.	2,620	49,413
Zions Bancorp NA	1,897	124,367

		4,497,234

Capital Markets (4.3%)
Ameriprise Financial, Inc.	1,365	409,991
Bank of New York Mellon Corp. (The)	9,630	477,937
BlackRock, Inc.‡	1,845	1,409,894
Charles Schwab Corp. (The)	17,602	1,484,025
CME Group, Inc.	4,358	1,036,594
FactSet Research Systems, Inc.	467	202,748
Franklin Resources, Inc.	3,550	99,116
Intercontinental Exchange, Inc.	6,825	901,719
Invesco Ltd.	3,781	87,190
Moody’s Corp.	2,040	688,316
Morgan Stanley	16,350	1,428,990
Northern Trust Corp.	2,379	277,034
S&P Global, Inc.	4,306	1,766,235
State Street Corp.	4,463	388,817
T. Rowe Price Group, Inc.	2,750	415,772

		11,074,378

Consumer Finance (0.9%)
Ally Financial, Inc.	4,510	196,095
American Express Co.	7,999	1,495,813
Discover Financial Services	3,598	396,464
Synchrony Financial	6,718	233,853

		2,322,225

Diversified Financial Services (0.1%)
Equitable Holdings, Inc.‡	4,511	139,435
Voya Financial, Inc.(x)	1,358	90,103

		229,538

Insurance (2.4%)
Allstate Corp. (The)	3,519	487,417
Arthur J Gallagher & Co.	2,511	438,421
Chubb Ltd.	5,250	1,122,975
Hartford Financial Services Group, Inc. (The)	4,134	296,862
Lincoln National Corp.	2,107	137,713
Loews Corp.	2,662	172,551
Marsh & McLennan Cos., Inc.	6,140	1,046,379
Principal Financial Group, Inc.	3,232	237,261
Progressive Corp. (The)	7,104	809,785
Prudential Financial, Inc.	4,571	540,155
Travelers Cos., Inc. (The)	2,977	543,987
Willis Towers Watson plc	1,530	361,417

		6,194,923

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	5,747	61,608

Total Financials		24,379,906

Health Care (10.6%)
Biotechnology (2.9%)
AbbVie, Inc.	21,495	3,484,555
Amgen, Inc.	6,848	1,655,984
Biogen, Inc.*	1,767	372,130
BioMarin Pharmaceutical, Inc.*	2,222	171,316
Gilead Sciences, Inc.	15,323	910,952
Vertex Pharmaceuticals, Inc.*	3,090	806,397

		7,401,334

Health Care Equipment & Supplies (2.0%)
ABIOMED, Inc.*	552	182,844
Align Technology, Inc.*	899	391,964
Becton Dickinson and Co.	3,453	918,498
Cooper Cos., Inc. (The)	600	250,554
Dentsply Sirona, Inc.	2,633	129,596
Dexcom, Inc.*	1,175	601,130
Edwards Lifesciences Corp.*	7,591	893,612
Hologic, Inc.*	3,112	239,064
IDEXX Laboratories, Inc.*	1,033	565,113
Insulet Corp.*	841	224,034
ResMed, Inc.	1,760	426,818
STERIS plc	1,223	295,685

		5,118,912

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	1,923	297,507
Anthem, Inc.	2,947	1,447,625
Cardinal Health, Inc.	3,459	196,125
Centene Corp.*	7,128	600,106
Cigna Corp.	4,036	967,066
DaVita, Inc.*	772	87,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
HCA Healthcare, Inc.	3,023	$757,624
Henry Schein, Inc.*	1,731	150,926
Humana, Inc.	1,556	677,125
Laboratory Corp. of America Holdings*	1,162	306,373
MEDNAX, Inc.*	946	22,212
Patterson Cos., Inc.	1,020	33,018
Quest Diagnostics, Inc.	1,493	204,332
Select Medical Holdings Corp.	1,210	29,028

		5,776,388

Health Care Technology (0.2%)
Cerner Corp.	3,559	332,980
Teladoc Health, Inc.(x)*	1,774	127,959

		460,939

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	3,656	483,799
Bio-Techne Corp.	486	210,457
Illumina, Inc.*	1,813	633,462
IQVIA Holdings, Inc.*	2,339	540,800
Mettler-Toledo International, Inc.*	280	384,493
Waters Corp.*	749	232,482
West Pharmaceutical Services, Inc.	905	371,693

		2,857,186

Pharmaceuticals (2.2%)
Bristol-Myers Squibb Co.	26,969	1,969,546
Jazz Pharmaceuticals plc*	741	115,352
Merck & Co., Inc.	30,712	2,519,920
Zoetis, Inc.	5,753	1,084,958

		5,689,776

Total Health Care		27,304,535

Industrials (8.5%)
Aerospace & Defense (0.0%)
Spirit AeroSystems Holdings, Inc., Class A	1,259	61,552

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,595	171,797
Expeditors International of Washington, Inc.	2,035	209,931
United Parcel Service, Inc., Class B	8,865	1,901,188

		2,282,916

Airlines (0.1%)
Delta Air Lines, Inc.*	1,867	73,877
Southwest Airlines Co.*	1,818	83,265

		157,142

Building Products (0.9%)
A O Smith Corp.	1,598	102,096
Allegion plc	1,067	117,135
Builders FirstSource, Inc.*	2,327	150,185
Carrier Global Corp.	10,057	461,315
Fortune Brands Home & Security, Inc.	1,629	121,002
Johnson Controls International plc	8,625	565,541
Lennox International, Inc.	403	103,918
Masco Corp.	2,942	150,042
Owens Corning	1,192	109,068
Trane Technologies plc	2,889	441,150

		2,321,452

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	8,584
Copart, Inc.*	2,595	325,595
Deluxe Corp.	487	14,727
HNI Corp.	507	18,784
Interface, Inc.	734	9,960
Steelcase, Inc., Class A	1,362	16,276
Tetra Tech, Inc.	669	110,345

		504,271

Construction & Engineering (0.1%)
EMCOR Group, Inc.	638	71,858
Granite Construction, Inc.	585	19,188
MDU Resources Group, Inc.	2,576	68,650
Quanta Services, Inc.	1,769	232,818

		392,514

Electrical Equipment (0.5%)
Acuity Brands, Inc.	430	81,399
Eaton Corp. plc	4,849	735,885
Rockwell Automation, Inc.	1,407	394,002
Sensata Technologies Holding plc*	1,972	100,276

		1,311,562

Industrial Conglomerates (0.6%)
3M Co.	6,993	1,041,118
Roper Technologies, Inc.	1,282	605,399

		1,646,517

Machinery (2.8%)
AGCO Corp.	797	116,386
Caterpillar, Inc.	6,601	1,470,835
Cummins, Inc.	1,754	359,763
Deere & Co.	3,580	1,487,347
Dover Corp.	1,736	272,378
Flowserve Corp.	1,456	52,270
Fortive Corp.	4,159	253,408
Graco, Inc.	2,061	143,693
IDEX Corp.	923	176,967
Illinois Tool Works, Inc.	3,806	796,976
Lincoln Electric Holdings, Inc.	654	90,128
Meritor, Inc.*	833	29,630
Middleby Corp. (The)*	696	114,102
PACCAR, Inc.	4,221	371,744
Parker-Hannifin Corp.	1,562	443,233
Pentair plc	2,026	109,829
Snap-on, Inc.	642	131,918
Stanley Black & Decker, Inc.	1,997	279,161
Tennant Co.	204	16,075
Timken Co. (The)	863	52,384
Westinghouse Air Brake Technologies Corp.	2,095	201,476
Xylem, Inc.	2,239	190,897

		7,160,600

Professional Services (0.3%)
ASGN, Inc.*	606	70,726
Exponent, Inc.	662	71,529
Heidrick & Struggles International, Inc.	257	10,172
ICF International, Inc.	218	20,522
Kelly Services, Inc., Class A	381	8,264
ManpowerGroup, Inc.	631	59,264
Resources Connection, Inc.	361	6,188
Robert Half International, Inc.	1,400	159,852
TransUnion	2,367	244,606
TrueBlue, Inc.*	492	14,214

		665,337

Road & Rail (1.7%)
AMERCO	102	60,888
ArcBest Corp.	298	23,989
Avis Budget Group, Inc.*	485	127,700
CSX Corp.	27,008	1,011,450
Knight-Swift Transportation Holdings, Inc.	1,926	97,186
Norfolk Southern Corp.	2,958	843,681
Ryder System, Inc.	704	55,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.	7,816	$2,135,409

		4,356,151

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,439	64,251
Applied Industrial Technologies, Inc.	454	46,608
Fastenal Co.	6,851	406,950
H&E Equipment Services, Inc.	391	17,016
United Rentals, Inc.*	890	316,137
WW Grainger, Inc.	522	269,242

		1,120,204

Total Industrials		21,980,218

Information Technology (33.2%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	51,280	2,859,373
CommScope Holding Co., Inc.*	2,701	21,284
F5, Inc.*	746	155,876
Motorola Solutions, Inc.	2,050	496,510
Plantronics, Inc.*	448	17,651

		3,550,694

Electronic Equipment, Instruments & Components (0.8%)
Cognex Corp.	2,010	155,071
Corning, Inc.	9,856	363,785
Flex Ltd.*	5,877	109,018
Itron, Inc.*	582	30,660
Keysight Technologies, Inc.*	2,264	357,644
TE Connectivity Ltd.	3,983	521,693
Trimble, Inc.*	3,114	224,644
Zebra Technologies Corp., Class A*	658	272,215

		2,034,730

IT Services (6.6%)
Accenture plc, Class A	7,680	2,589,926
Akamai Technologies, Inc.*	1,989	237,467
Automatic Data Processing, Inc.	5,123	1,165,687
Cognizant Technology Solutions Corp., Class A	6,380	572,095
Fidelity National Information Services, Inc.	7,395	742,606
International Business Machines Corp.	10,889	1,415,788
Mastercard, Inc., Class A	10,666	3,811,815
Okta, Inc.*	1,812	273,539
PayPal Holdings, Inc.*	13,558	1,567,983
Visa, Inc., Class A	20,301	4,502,153
Western Union Co. (The)	5,019	94,056

		16,973,115

Semiconductors & Semiconductor Equipment (7.8%)
Advanced Micro Devices, Inc.*	19,877	2,173,351
Analog Devices, Inc.	6,522	1,077,304
Applied Materials, Inc.	10,967	1,445,451
Intel Corp.	49,449	2,450,692
Lam Research Corp.	1,712	920,388
Microchip Technology, Inc.	6,745	506,819
NVIDIA Corp.	30,396	8,293,853
NXP Semiconductors NV	3,236	598,919
ON Semiconductor Corp.*	5,301	331,896
Skyworks Solutions, Inc.	2,037	271,491
Texas Instruments, Inc.	11,226	2,059,747

		20,129,911

Software (16.2%)
Adobe, Inc.*	5,785	2,635,762
ANSYS, Inc.*	1,071	340,203
Autodesk, Inc.*	2,669	572,100
Black Knight, Inc.*	1,913	110,935
Cadence Design Systems, Inc.*	3,371	554,395
Citrix Systems, Inc.	1,525	153,873
Coupa Software, Inc.*	898	91,264
Fair Isaac Corp.*	331	154,398
Fortinet, Inc.*	1,698	580,275
Guidewire Software, Inc.*	965	91,308
HubSpot, Inc.*	544	258,367
Intuit, Inc.	3,270	1,572,347
Microsoft Corp.	86,722	26,737,260
NortonLifeLock, Inc.	7,162	189,936
Oracle Corp.	19,940	1,649,636
Paycom Software, Inc.*	615	213,024
PTC, Inc.*	1,362	146,715
RingCentral, Inc., Class A*	945	110,763
salesforce.com, Inc.*	11,903	2,527,245
ServiceNow, Inc.*	2,415	1,344,889
Splunk, Inc.*	1,992	296,031
Synopsys, Inc.*	1,834	611,217
Teradata Corp.*	1,235	60,873
VMware, Inc., Class A	2,569	292,532
Workday, Inc., Class A*	2,343	561,055

		41,856,403

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C*	3,570	179,178
Hewlett Packard Enterprise Co.	16,024	267,761
HP, Inc.	13,944	506,167
Seagate Technology Holdings plc	2,432	218,637
Xerox Holdings Corp.	1,650	33,281

		1,205,024

Total Information Technology		85,749,877

Materials (2.7%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	2,686	671,258
Albemarle Corp.	1,422	314,475
Axalta Coating Systems Ltd.*	2,681	65,899
Ecolab, Inc.	3,142	554,752
HB Fuller Co.	718	47,438
International Flavors & Fragrances, Inc.	3,094	406,335
Linde plc	6,232	1,990,688
Minerals Technologies, Inc.	394	26,063
Mosaic Co. (The)	4,525	300,912
PPG Industries, Inc.	2,836	371,715
Sherwin-Williams Co. (The)	3,021	754,102

		5,503,637

Containers & Packaging (0.3%)
Avery Dennison Corp.	1,015	176,580
Ball Corp.	3,927	353,430
Sealed Air Corp.	1,820	121,867
Sonoco Products Co.	1,157	72,382

		724,259

Metals & Mining (0.3%)
Compass Minerals International, Inc.	398	24,990
Newmont Corp.	9,696	770,347
Schnitzer Steel Industries, Inc., Class A	317	16,465

		811,802

Total Materials		7,039,698

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.3%)
American Tower Corp. (REIT)	5,537	1,391,005
AvalonBay Communities, Inc. (REIT)	1,707	423,968
Boston Properties, Inc. (REIT)	1,807	232,742
Corporate Office Properties Trust (REIT)	1,522	43,438
Digital Realty Trust, Inc. (REIT)	3,427	485,949
Duke Realty Corp. (REIT)	4,650	269,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc. (REIT)	1,100	$815,782
Equity Residential (REIT)	4,352	391,332
Federal Realty Investment Trust (REIT)	819	99,975
Healthpeak Properties, Inc. (REIT)	6,662	228,706
Host Hotels & Resorts, Inc. (REIT)	8,193	159,190
Iron Mountain, Inc. (REIT)	3,546	196,484
Macerich Co. (The) (REIT)	2,450	38,318
PotlatchDeltic Corp. (REIT)	849	44,768
Prologis, Inc. (REIT)	8,999	1,453,158
SBA Communications Corp. (REIT)	1,320	454,212
Simon Property Group, Inc. (REIT)	4,014	528,082
UDR, Inc. (REIT)	3,735	214,277
Ventas, Inc. (REIT)	4,823	297,868
Welltower, Inc. (REIT)	5,260	505,696
Weyerhaeuser Co. (REIT)	9,211	349,097

		8,624,026

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	4,096	374,866
Jones Lang LaSalle, Inc.*	598	143,197
Realogy Holdings Corp.*	1,355	21,247

		539,310

Total Real Estate		9,163,336

Utilities (0.9%)
Electric Utilities (0.2%)
Eversource Energy	4,200	370,398

Gas Utilities (0.1%)
Atmos Energy Corp.	1,638	195,725
New Jersey Resources Corp.	1,232	56,499
UGI Corp.	2,446	88,594

		340,818

Independent Power and Renewable Electricity Producers (0.0%)
Ormat Technologies, Inc.(x)	542	44,352

Multi-Utilities (0.4%)
Avista Corp.	768	34,675
Consolidated Edison, Inc.	4,347	411,574
Sempra Energy	3,871	650,793

		1,097,042

Water Utilities (0.2%)
American Water Works Co., Inc.	2,207	365,325
Essential Utilities, Inc.	2,913	148,941

		514,266

Total Utilities		2,366,876

Total Common Stocks (99.7%) (Cost $120,657,007)		257,732,480

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $521,412, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $531,837.(xx)	$521,409	521,409
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $19,732, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $21,817.(xx)	19,730	19,730

Total Repurchase Agreements		541,139

Total Short-Term Investments (0.2%) (Cost $541,139)		541,139

Total Investments in Securities (99.9%) (Cost $121,198,146)		258,273,619
Other Assets Less Liabilities (0.1%)		150,752

Net Assets (100%)		$258,424,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $609,420. This was collateralized by $98,627 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 2/15/52 and by cash of $541,139 which was subsequently invested in joint repurchase agreements.

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	5,132	1,044,108	8,846	(22,817)	(412)	(83,128)	946,597	6,560	—
Capital Markets
BlackRock, Inc.	1,845	1,709,350	9,573	(23,779)	(741)	(284,509)	1,409,894	9,111	—
Diversified Financial Services
Equitable Holdings, Inc.	4,511	147,916	—	—	—	(8,481)	139,435	812	—

Total		2,901,374	18,419	(46,596)	(1,153)	(376,118)	2,495,926	16,483	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$26,786,682	$—	$—	$26,786,682
Consumer Discretionary	30,998,460	—	—	30,998,460
Consumer Staples	18,518,699	—	—	18,518,699
Energy	3,444,193	—	—	3,444,193
Financials	24,379,906	—	—	24,379,906
Health Care	27,304,535	—	—	27,304,535
Industrials	21,980,218	—	—	21,980,218
Information Technology	85,749,877	—	—	85,749,877
Materials	7,039,698	—	—	7,039,698
Real Estate	9,163,336	—	—	9,163,336
Utilities	2,366,876	—	—	2,366,876
Short-Term Investments
Repurchase Agreements	—	541,139	—	541,139

Total Assets	$257,732,480	$541,139	$—	$258,273,619

Total Liabilities	$—	$—	$—	$—

Total	$257,732,480	$541,139	$—	$258,273,619

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$141,345,822
Aggregate gross unrealized depreciation	(4,227,044)

Net unrealized appreciation	$137,118,778

Federal income tax cost of investments in securities and derivative instruments, if applicable	$121,154,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	556,720	$13,155,293
Lumen Technologies, Inc.(x)	70,636	796,068
Verizon Communications, Inc.	327,281	16,671,694

		30,623,055

Entertainment (1.3%)
Activision Blizzard, Inc.	60,736	4,865,561
Electronic Arts, Inc.	22,074	2,792,582
Live Nation Entertainment, Inc.*	10,681	1,256,513
Netflix, Inc.*	34,612	12,965,309
Take-Two Interactive Software, Inc.*	9,061	1,393,038
Walt Disney Co. (The)*	141,939	19,468,353

		42,741,356

Interactive Media & Services (5.1%)
Alphabet, Inc., Class A*	23,447	65,214,313
Alphabet, Inc., Class C*	21,655	60,482,198
Match Group, Inc.*	22,070	2,399,892
Meta Platforms, Inc., Class A*	180,019	40,029,025
Twitter, Inc.*	63,252	2,447,220

		170,572,648

Media (0.9%)
Charter Communications, Inc., Class A*	9,292	5,068,972
Comcast Corp., Class A	352,680	16,512,478
Discovery, Inc., Class A(x)*	14,038	349,827
Discovery, Inc., Class C*	24,747	617,933
DISH Network Corp., Class A*	18,581	588,089
Fox Corp., Class A	24,250	956,662
Fox Corp., Class B	11,996	435,215
Interpublic Group of Cos., Inc. (The)	31,144	1,104,055
News Corp., Class A	30,599	677,768
News Corp., Class B	9,697	218,376
Omnicom Group, Inc.	16,113	1,367,671
Paramount Global, Class B	47,209	1,784,972

		29,682,018

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	45,773	5,874,965

Total Communication Services		279,494,042

Consumer Discretionary (10.8%)
Auto Components (0.1%)
Aptiv plc*	21,316	2,551,738
BorgWarner, Inc.	18,036	701,601

		3,253,339

Automobiles (2.4%)
Ford Motor Co.	306,653	5,185,502
General Motors Co.*	113,279	4,954,824
Tesla, Inc.*	65,264	70,328,486

		80,468,812

Distributors (0.1%)
Genuine Parts Co.	11,066	1,394,537
LKQ Corp.	21,137	959,831
Pool Corp.	3,180	1,344,663

		3,699,031

Hotels, Restaurants & Leisure (1.7%)
Booking Holdings, Inc.*	3,201	7,517,388
Caesars Entertainment, Inc.*	16,477	1,274,661
Carnival Corp.*	63,661	1,287,225
Chipotle Mexican Grill, Inc.*	2,209	3,494,704
Darden Restaurants, Inc.	10,109	1,343,992
Domino’s Pizza, Inc.	2,840	1,155,908
Expedia Group, Inc.*	11,581	2,266,054
Hilton Worldwide Holdings, Inc.*	21,629	3,281,985
Las Vegas Sands Corp.*	26,772	1,040,628
Marriott International, Inc., Class A*	21,277	3,739,433
McDonald’s Corp.	58,257	14,405,791
MGM Resorts International	30,059	1,260,674
Norwegian Cruise Line Holdings Ltd.(x)*	33,175	725,869
Penn National Gaming, Inc.*	12,181	516,718
Royal Caribbean Cruises Ltd.(x)*	17,196	1,440,681
Starbucks Corp.	89,679	8,158,099
Wynn Resorts Ltd.*	8,624	687,678
Yum! Brands, Inc.	22,751	2,696,676

		56,294,164

Household Durables (0.3%)
DR Horton, Inc.	25,320	1,886,593
Garmin Ltd.	11,799	1,399,479
Lennar Corp., Class A	20,504	1,664,310
Mohawk Industries, Inc.*	4,463	554,305
Newell Brands, Inc.	29,576	633,222
NVR, Inc.*	261	1,165,957
PulteGroup, Inc.	19,819	830,416
Whirlpool Corp.	4,482	774,400

		8,908,682

Internet & Direct Marketing Retail (3.5%)
Amazon.com, Inc.*	34,117	111,219,714
eBay, Inc.	48,804	2,794,517
Etsy, Inc.*	9,716	1,207,505

		115,221,736

Leisure Products (0.0%)
Hasbro, Inc.	9,977	817,316

Multiline Retail (0.4%)
Dollar General Corp.	17,965	3,999,548
Dollar Tree, Inc.*	17,448	2,794,297
Target Corp.	37,353	7,927,054

		14,720,899

Specialty Retail (1.8%)
Advance Auto Parts, Inc.	4,974	1,029,419
AutoZone, Inc.*	1,609	3,289,729
Bath & Body Works, Inc.	20,262	968,524
Best Buy Co., Inc.	17,034	1,548,391
CarMax, Inc.*	12,302	1,186,897
Home Depot, Inc. (The)	81,410	24,368,455
Lowe’s Cos., Inc.	52,526	10,620,232
O’Reilly Automotive, Inc.(x)*	5,288	3,622,068
Ross Stores, Inc.	27,843	2,518,678
TJX Cos., Inc. (The)	92,924	5,629,336
Tractor Supply Co.	8,880	2,072,325
Ulta Beauty, Inc.*	4,185	1,666,551

		58,520,605

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	99,501	13,388,855
PVH Corp.	5,697	436,447
Ralph Lauren Corp.	3,600	408,384
Tapestry, Inc.	21,382	794,341
Under Armour, Inc., Class A*	14,479	246,433
Under Armour, Inc., Class C*	16,057	249,847
VF Corp.	24,949	1,418,600

		16,942,907

Total Consumer Discretionary		358,847,491

Consumer Staples (5.5%)
Beverages (1.3%)
Brown-Forman Corp., Class B	14,445	968,104
Coca-Cola Co. (The)	303,072	18,790,464
Constellation Brands, Inc., Class A	12,813	2,951,090
Molson Coors Beverage Co., Class B	14,513	774,704
Monster Beverage Corp.*	29,184	2,331,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PepsiCo, Inc.	107,856	$18,052,937

		43,869,101

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	34,571	19,907,710
Kroger Co. (The)	52,162	2,992,534
Sysco Corp.	39,409	3,217,745
Walgreens Boots Alliance, Inc.	56,036	2,508,732
Walmart, Inc.	110,290	16,424,387

		45,051,108

Food Products (0.9%)
Archer-Daniels-Midland Co.	43,623	3,937,412
Campbell Soup Co.	15,714	700,373
Conagra Brands, Inc.	37,551	1,260,587
General Mills, Inc.	46,874	3,174,307
Hershey Co. (The)	11,453	2,481,063
Hormel Foods Corp.	22,127	1,140,426
J M Smucker Co. (The)	8,477	1,147,871
Kellogg Co.	19,388	1,250,332
Kraft Heinz Co. (The)	55,766	2,196,623
Lamb Weston Holdings, Inc.	10,955	656,314
McCormick & Co., Inc. (Non- Voting)	19,733	1,969,353
Mondelez International, Inc., Class A	108,236	6,795,056
Tyson Foods, Inc., Class A	23,045	2,065,523

		28,775,240

Household Products (1.2%)
Church & Dwight Co., Inc.	19,012	1,889,413
Clorox Co. (The)	9,779	1,359,574
Colgate-Palmolive Co.	65,709	4,982,714
Kimberly-Clark Corp.	26,257	3,233,812
Procter & Gamble Co. (The)	186,878	28,554,958

		40,020,471

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	18,120	4,934,438

Tobacco (0.6%)
Altria Group, Inc.	142,137	7,426,658
Philip Morris International, Inc.	120,826	11,350,395

		18,777,053

Total Consumer Staples		181,427,411

Energy (3.5%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	70,068	2,551,176
Halliburton Co.	70,888	2,684,528
Schlumberger NV	109,409	4,519,686

		9,755,390

Oil, Gas & Consumable Fuels (3.2%)
APA Corp.	28,466	1,176,500
Chevron Corp.#	150,285	24,470,907
ConocoPhillips	101,525	10,152,500
Coterra Energy, Inc.	64,357	1,735,708
Devon Energy Corp.	49,565	2,930,778
Diamondback Energy, Inc.	13,157	1,803,562
EOG Resources, Inc.	45,614	5,438,557
Exxon Mobil Corp.	330,054	27,259,160
Hess Corp.	21,212	2,270,533
Kinder Morgan, Inc.	150,581	2,847,487
Marathon Oil Corp.	61,585	1,546,399
Marathon Petroleum Corp.	45,112	3,857,076
Occidental Petroleum Corp.	69,173	3,924,876
ONEOK, Inc.	35,275	2,491,473
Phillips 66	36,310	3,136,821
Pioneer Natural Resources Co.	17,700	4,425,531
Valero Energy Corp.	32,045	3,253,849
Williams Cos., Inc. (The)	95,712	3,197,738

		105,919,455

Total Energy		115,674,845

Financials (10.0%)
Banks (3.4%)
Bank of America Corp.	554,184	22,843,465
Citigroup, Inc.	154,707	8,261,354
Citizens Financial Group, Inc.	33,084	1,499,698
Comerica, Inc.	9,970	901,587
Fifth Third Bancorp	53,904	2,320,028
First Republic Bank	14,180	2,298,578
Huntington Bancshares, Inc.	110,217	1,611,373
JPMorgan Chase & Co.	230,396	31,407,583
KeyCorp	72,414	1,620,625
M&T Bank Corp.	10,180	1,725,510
People’s United Financial, Inc.	34,322	686,097
PNC Financial Services Group, Inc. (The)‡	32,743	6,039,446
Regions Financial Corp.	72,439	1,612,492
Signature Bank	4,915	1,442,503
SVB Financial Group*	4,592	2,568,995
Truist Financial Corp.	104,070	5,900,769
US Bancorp	105,282	5,595,738
Wells Fargo & Co.	302,942	14,680,569
Zions Bancorp NA	11,813	774,460

		113,790,870

Capital Markets (2.7%)
Ameriprise Financial, Inc.	8,607	2,585,199
Bank of New York Mellon Corp. (The)	58,288	2,892,833
BlackRock, Inc.‡	11,117	8,495,278
Cboe Global Markets, Inc.	8,304	950,144
Charles Schwab Corp. (The)	117,205	9,881,554
CME Group, Inc.	28,019	6,664,599
FactSet Research Systems, Inc.	2,885	1,252,523
Franklin Resources, Inc.	21,431	598,354
Goldman Sachs Group, Inc. (The)	26,497	8,746,660
Intercontinental Exchange, Inc.	43,803	5,787,252
Invesco Ltd.	27,702	638,808
MarketAxess Holdings, Inc.	2,930	996,786
Moody’s Corp.	12,604	4,252,716
Morgan Stanley	110,518	9,659,273
MSCI, Inc.	6,335	3,185,745
Nasdaq, Inc.	9,126	1,626,253
Northern Trust Corp.	16,090	1,873,680
Raymond James Financial, Inc.	14,689	1,614,468
S&P Global, Inc.	27,613	11,326,300
State Street Corp.	28,532	2,485,708
T. Rowe Price Group, Inc.	17,775	2,687,402

		88,201,535

Consumer Finance (0.5%)
American Express Co.	47,952	8,967,024
Capital One Financial Corp.	32,268	4,236,466
Discover Financial Services	22,405	2,468,807
Synchrony Financial	41,308	1,437,931

		17,110,228

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	142,776	50,387,078

Insurance (1.9%)
Aflac, Inc.	46,596	3,000,316
Allstate Corp. (The)	21,778	3,016,471
American International Group, Inc.	64,531	4,050,611
Aon plc, Class A	16,746	5,453,000
Arthur J Gallagher & Co.	16,424	2,867,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Assurant, Inc.	4,326	$786,597
Brown & Brown, Inc.	18,115	1,309,171
Chubb Ltd.	33,581	7,182,976
Cincinnati Financial Corp.	11,600	1,577,136
Everest Re Group Ltd.	3,013	908,058
Globe Life, Inc.	7,030	707,218
Hartford Financial Services Group, Inc. (The)	26,071	1,872,158
Lincoln National Corp.	12,910	843,798
Loews Corp.	15,304	992,005
Marsh & McLennan Cos., Inc.	39,362	6,708,072
MetLife, Inc.	54,436	3,825,762
Principal Financial Group, Inc.	19,185	1,408,371
Progressive Corp. (The)	45,560	5,193,384
Prudential Financial, Inc.	29,470	3,482,470
Travelers Cos., Inc. (The)	18,953	3,463,282
W R Berkley Corp.	16,619	1,106,659
Willis Towers Watson plc	9,405	2,221,649

		61,976,794

Total Financials		331,466,505

Health Care (12.3%)
Biotechnology (1.7%)
AbbVie, Inc.	137,826	22,342,973
Amgen, Inc.	43,913	10,619,042
Biogen, Inc.*	11,358	2,391,995
Gilead Sciences, Inc.	97,793	5,813,794
Incyte Corp.*	14,791	1,174,701
Moderna, Inc.*	27,500	4,737,150
Regeneron Pharmaceuticals, Inc.*	8,319	5,810,156
Vertex Pharmaceuticals, Inc.*	19,788	5,164,074

		58,053,885

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	137,858	16,316,873
ABIOMED, Inc.*	3,614	1,197,101
Align Technology, Inc.*	5,713	2,490,868
Baxter International, Inc.	39,255	3,043,833
Becton Dickinson and Co.	22,200	5,905,200
Boston Scientific Corp.*	111,082	4,919,822
Cooper Cos., Inc. (The)	3,867	1,614,821
Dentsply Sirona, Inc.	17,231	848,110
Dexcom, Inc.*	7,556	3,865,650
Edwards Lifesciences Corp.*	48,674	5,729,903
Hologic, Inc.*	19,892	1,528,103
IDEXX Laboratories, Inc.*	6,584	3,601,843
Intuitive Surgical, Inc.*	27,890	8,413,855
Medtronic plc	104,824	11,630,223
ResMed, Inc.	11,299	2,740,121
STERIS plc	7,725	1,867,673
Stryker Corp.	26,175	6,997,886
Teleflex, Inc.	3,612	1,281,646
Zimmer Biomet Holdings, Inc.	16,579	2,120,454

		86,113,985

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.	11,698	1,809,798
Anthem, Inc.	18,923	9,295,356
Cardinal Health, Inc.	21,945	1,244,281
Centene Corp.*	45,320	3,815,491
Cigna Corp.	25,178	6,032,901
CVS Health Corp.	102,324	10,356,212
DaVita, Inc.*	5,046	570,753
HCA Healthcare, Inc.	18,671	4,679,326
Henry Schein, Inc.*	10,655	929,009
Humana, Inc.	10,021	4,360,838
Laboratory Corp. of America Holdings*	7,301	1,924,982
McKesson Corp.	11,678	3,574,986
Molina Healthcare, Inc.*	4,617	1,540,185
Quest Diagnostics, Inc.	9,430	1,290,590
UnitedHealth Group, Inc.	73,427	37,445,567
Universal Health Services, Inc., Class B	5,568	807,082

		89,677,357

Health Care Technology (0.1%)
Cerner Corp.	23,274	2,177,515

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	23,296	3,082,760
Bio-Rad Laboratories, Inc., Class A*	1,674	942,847
Bio-Techne Corp.	3,082	1,334,629
Charles River Laboratories International, Inc.*	3,923	1,114,014
Danaher Corp.	49,611	14,552,395
Illumina, Inc.*	12,185	4,257,439
IQVIA Holdings, Inc.*	14,787	3,418,902
Mettler-Toledo International, Inc.*	1,775	2,437,412
PerkinElmer, Inc.	9,766	1,703,776
Thermo Fisher Scientific, Inc.	30,720	18,144,768
Waters Corp.*	4,714	1,463,179
West Pharmaceutical Services, Inc.	5,836	2,396,904

		54,849,025

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	169,933	12,410,207
Catalent, Inc.*	13,848	1,535,743
Eli Lilly and Co.	61,899	17,726,017
Johnson & Johnson	205,240	36,374,685
Merck & Co., Inc.	196,925	16,157,696
Organon & Co.	19,733	689,274
Pfizer, Inc.	437,585	22,653,775
Viatris, Inc.	93,962	1,022,307
Zoetis, Inc.	36,885	6,956,142

		115,525,846

Total Health Care		406,397,613

Industrials (7.1%)
Aerospace & Defense (1.4%)
Boeing Co. (The)*	42,724	8,181,646
General Dynamics Corp.	17,969	4,333,763
Howmet Aerospace, Inc.	29,419	1,057,319
Huntington Ingalls Industries, Inc.	3,042	606,697
L3Harris Technologies, Inc.	15,279	3,796,373
Lockheed Martin Corp.	18,896	8,340,694
Northrop Grumman Corp.	11,439	5,115,750
Raytheon Technologies Corp.	116,344	11,526,200
Textron, Inc.	17,345	1,290,121
TransDigm Group, Inc.*	4,149	2,703,240

		46,951,803

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	10,312	1,110,705
Expeditors International of Washington, Inc.	13,286	1,370,584
FedEx Corp.	19,005	4,397,567
United Parcel Service, Inc., Class B	56,846	12,191,193

		19,070,049

Airlines (0.2%)
Alaska Air Group, Inc.*	10,362	601,100
American Airlines Group, Inc.(x)*	51,697	943,470
Delta Air Lines, Inc.*	49,373	1,953,690
Southwest Airlines Co.*	46,799	2,143,394
United Airlines Holdings, Inc.(x)*	24,679	1,144,118

		6,785,772

Building Products (0.4%)
A O Smith Corp.	10,649	680,364
Allegion plc	7,060	775,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Carrier Global Corp.	66,425	$3,046,915
Fortune Brands Home & Security, Inc.	10,231	759,959
Johnson Controls International plc	55,300	3,626,021
Masco Corp.	18,603	948,753
Trane Technologies plc	18,146	2,770,894

		12,607,953

Commercial Services & Supplies (0.4%)
Cintas Corp.	6,801	2,893,077
Copart, Inc.*	16,859	2,115,299
Republic Services, Inc.	16,282	2,157,365
Rollins, Inc.	16,985	595,324
Waste Management, Inc.	30,003	4,755,476

		12,516,541

Construction & Engineering (0.0%)
Quanta Services, Inc.	11,253	1,481,007

Electrical Equipment (0.5%)
AMETEK, Inc.	18,014	2,399,105
Eaton Corp. plc	31,076	4,716,094
Emerson Electric Co.	46,309	4,540,597
Generac Holdings, Inc.*	4,843	1,439,630
Rockwell Automation, Inc.	8,976	2,513,549

		15,608,975

Industrial Conglomerates (0.8%)
3M Co.	44,523	6,628,584
General Electric Co.	85,704	7,841,916
Honeywell International, Inc.	53,467	10,403,609
Roper Technologies, Inc.	8,210	3,877,009

		28,751,118

Machinery (1.4%)
Caterpillar, Inc.	42,172	9,396,765
Cummins, Inc.	11,111	2,278,977
Deere & Co.	21,865	9,084,033
Dover Corp.	11,127	1,745,826
Fortive Corp.	28,365	1,728,280
IDEX Corp.	5,831	1,117,978
Illinois Tool Works, Inc.	22,268	4,662,919
Ingersoll Rand, Inc.	31,776	1,599,922
Nordson Corp.	4,276	970,994
Otis Worldwide Corp.	33,073	2,544,967
PACCAR, Inc.	27,132	2,389,515
Parker-Hannifin Corp.	9,984	2,833,060
Pentair plc	12,394	671,879
Snap-on, Inc.	4,116	845,756
Stanley Black & Decker, Inc.	12,624	1,764,709
Westinghouse Air Brake Technologies Corp.#	14,565	1,400,716
Xylem, Inc.	14,332	1,221,946

		46,258,242

Professional Services (0.3%)
Equifax, Inc.	9,509	2,254,584
Jacobs Engineering Group, Inc.	10,235	1,410,485
Leidos Holdings, Inc.	10,780	1,164,456
Nielsen Holdings plc	27,129	738,994
Robert Half International, Inc.	8,408	960,025
Verisk Analytics, Inc.	12,565	2,696,826

		9,225,370

Road & Rail (0.9%)
CSX Corp.	172,917	6,475,742
JB Hunt Transport Services, Inc.	6,668	1,338,868
Norfolk Southern Corp.	18,693	5,331,617
Old Dominion Freight Line, Inc.	7,262	2,169,014
Union Pacific Corp.	49,654	13,565,969

		28,881,210

Trading Companies & Distributors (0.2%)
Fastenal Co.	44,996	2,672,763
United Rentals, Inc.*	5,592	1,986,334
WW Grainger, Inc.	3,361	1,733,570

		6,392,667

Total Industrials		234,530,707

Information Technology (25.3%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	17,277	2,401,157
Cisco Systems, Inc.	328,810	18,334,446
F5, Inc.*	4,685	978,931
Juniper Networks, Inc.	26,246	975,301
Motorola Solutions, Inc.	13,211	3,199,704

		25,889,539

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	46,694	3,518,393
CDW Corp.	10,640	1,903,390
Corning, Inc.	58,465	2,157,943
IPG Photonics Corp.*	2,637	289,437
Keysight Technologies, Inc.*	14,159	2,236,697
TE Connectivity Ltd.	25,301	3,313,925
Teledyne Technologies, Inc.*	3,637	1,718,955
Trimble, Inc.*	19,557	1,410,842
Zebra Technologies Corp., Class A*	4,120	1,704,444

		18,254,026

IT Services (3.8%)
Accenture plc, Class A	49,271	16,615,659
Akamai Technologies, Inc.*	12,702	1,516,492
Automatic Data Processing, Inc.	32,747	7,451,252
Broadridge Financial Solutions, Inc.	9,044	1,408,241
Cognizant Technology Solutions Corp., Class A	40,949	3,671,897
DXC Technology Co.*	19,424	633,805
EPAM Systems, Inc.*	4,321	1,281,652
Fidelity National Information Services, Inc.	47,474	4,767,339
Fiserv, Inc.*	46,325	4,697,355
FleetCor Technologies, Inc.*	6,376	1,588,007
Gartner, Inc.*	6,466	1,923,376
Global Payments, Inc.	22,318	3,053,995
International Business Machines Corp.	69,915	9,090,348
Jack Henry & Associates, Inc.	5,597	1,102,889
Mastercard, Inc., Class A	67,285	24,046,313
Paychex, Inc.	24,903	3,398,513
PayPal Holdings, Inc.*	90,825	10,503,911
VeriSign, Inc.*	7,419	1,650,431
Visa, Inc., Class A	129,293	28,673,309

		127,074,784

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc.*	127,451	13,935,492
Analog Devices, Inc.	40,955	6,764,947
Applied Materials, Inc.	69,229	9,124,382
Broadcom, Inc.	32,189	20,268,770
Enphase Energy, Inc.*	10,390	2,096,494
Intel Corp.	317,458	15,733,218
KLA Corp.	11,750	4,301,205
Lam Research Corp.	10,865	5,841,133
Microchip Technology, Inc.	43,346	3,257,018
Micron Technology, Inc.	87,299	6,799,719
Monolithic Power Systems, Inc.	3,341	1,622,657
NVIDIA Corp.	194,903	53,181,233
NXP Semiconductors NV	20,732	3,837,079
Qorvo, Inc.*	8,399	1,042,316
QUALCOMM, Inc.	87,863	13,427,224
Skyworks Solutions, Inc.	12,976	1,729,441
SolarEdge Technologies, Inc.*	4,018	1,295,283
Teradyne, Inc.	12,539	1,482,486

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Texas Instruments, Inc.	72,001	$13,210,743

		178,950,840

Software (8.0%)
Adobe, Inc.*	36,774	16,754,970
ANSYS, Inc.*	6,898	2,191,150
Autodesk, Inc.*	17,080	3,661,098
Cadence Design Systems, Inc.*	21,531	3,540,988
Ceridian HCM Holding, Inc.*	11,014	752,917
Citrix Systems, Inc.	9,789	987,710
Fortinet, Inc.*	10,539	3,601,598
Intuit, Inc.	22,076	10,615,024
Microsoft Corp.	584,461	180,195,171
NortonLifeLock, Inc.	45,614	1,209,683
Oracle Corp.	122,833	10,161,974
Paycom Software, Inc.*	3,683	1,275,718
PTC, Inc.*	7,972	858,744
salesforce.com, Inc.*	76,792	16,304,477
ServiceNow, Inc.*	15,592	8,683,029
Synopsys, Inc.*	11,962	3,986,576
Tyler Technologies, Inc.*	3,153	1,402,738

		266,183,565

Technology Hardware, Storage & Peripherals (6.7%)
Apple, Inc.	1,208,662	211,044,472
Hewlett Packard Enterprise Co.	100,813	1,684,585
HP, Inc.	84,159	3,054,972
NetApp, Inc.	17,658	1,465,614
Seagate Technology Holdings plc	15,914	1,430,668
Western Digital Corp.*	23,794	1,181,372

		219,861,683

Total Information Technology		836,214,437

Materials (2.3%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	17,250	4,310,948
Albemarle Corp.	9,013	1,993,225
Celanese Corp.	8,336	1,190,964
CF Industries Holdings, Inc.	16,965	1,748,413
Corteva, Inc.	56,404	3,242,102
Dow, Inc.	56,996	3,631,785
DuPont de Nemours, Inc.	39,987	2,942,243
Eastman Chemical Co.	10,201	1,143,124
Ecolab, Inc.	19,436	3,431,620
FMC Corp.	9,692	1,275,176
International Flavors & Fragrances, Inc.	20,044	2,632,379
Linde plc	39,959	12,764,103
LyondellBasell Industries NV, Class A	20,652	2,123,439
Mosaic Co. (The)	28,968	1,926,372
PPG Industries, Inc.	18,301	2,398,712
Sherwin-Williams Co. (The)	18,806	4,694,354

		51,448,959

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,818	1,854,400
Vulcan Materials Co.	10,244	1,881,823

		3,736,223

Containers & Packaging (0.3%)
Amcor plc	116,787	1,323,197
Avery Dennison Corp.	6,402	1,113,756
Ball Corp.	24,982	2,248,380
International Paper Co.	29,785	1,374,578
Packaging Corp. of America	7,514	1,173,010
Sealed Air Corp.	11,163	747,474
Westrock Co.	20,319	955,603

		8,935,998

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	114,452	5,692,843
Newmont Corp.	62,169	4,939,327
Nucor Corp.	21,122	3,139,785

		13,771,955

Total Materials		77,893,135

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	11,347	2,283,584
American Tower Corp. (REIT)	35,505	8,919,566
AvalonBay Communities, Inc. (REIT)	10,959	2,721,887
Boston Properties, Inc. (REIT)	11,041	1,422,081
Crown Castle International Corp. (REIT)	33,695	6,220,097
Digital Realty Trust, Inc. (REIT)	22,000	3,119,600
Duke Realty Corp. (REIT)	29,254	1,698,487
Equinix, Inc. (REIT)	7,020	5,206,172
Equity Residential (REIT)	26,895	2,418,398
Essex Property Trust, Inc. (REIT)	5,153	1,780,258
Extra Space Storage, Inc. (REIT)	10,383	2,134,745
Federal Realty Investment Trust (REIT)	5,354	653,563
Healthpeak Properties, Inc. (REIT)	41,932	1,439,526
Host Hotels & Resorts, Inc. (REIT)	54,162	1,052,368
Iron Mountain, Inc. (REIT)	23,148	1,282,631
Kimco Realty Corp. (REIT)	47,525	1,173,867
Mid-America Apartment Communities, Inc. (REIT)	8,981	1,881,070
Prologis, Inc. (REIT)	57,691	9,315,943
Public Storage (REIT)	11,893	4,641,600
Realty Income Corp. (REIT)	44,107	3,056,615
Regency Centers Corp. (REIT)	11,728	836,676
SBA Communications Corp. (REIT)	8,481	2,918,312
Simon Property Group, Inc. (REIT)	25,618	3,370,304
UDR, Inc. (REIT)	23,132	1,327,083
Ventas, Inc. (REIT)	31,480	1,944,205
Vornado Realty Trust (REIT)	12,962	587,438
Welltower, Inc. (REIT)	33,935	3,262,511
Weyerhaeuser Co. (REIT)	58,469	2,215,975

		78,884,562

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	26,091	2,387,848

Total Real Estate		81,272,410

Utilities (2.5%)
Electric Utilities (1.6%)
Alliant Energy Corp.	19,819	1,238,291
American Electric Power Co., Inc.	39,190	3,909,986
Constellation Energy Corp.	25,276	1,421,775
Duke Energy Corp.	59,970	6,696,250
Edison International	29,220	2,048,322
Entergy Corp.	15,898	1,856,092
Evergy, Inc.	18,144	1,239,961
Eversource Energy	26,782	2,361,905
Exelon Corp.	76,004	3,620,071
FirstEnergy Corp.	45,184	2,072,138
NextEra Energy, Inc.	152,971	12,958,173
NRG Energy, Inc.	19,056	730,988
Pinnacle West Capital Corp.	8,794	686,811
PPL Corp.	58,526	1,671,503
Southern Co. (The)	82,623	5,990,994
Xcel Energy, Inc.	41,996	3,030,851

		51,534,111

Gas Utilities (0.0%)
Atmos Energy Corp.	10,495	1,254,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	51,429	$1,323,268

Multi-Utilities (0.8%)
Ameren Corp.	19,916	1,867,324
CenterPoint Energy, Inc.	49,945	1,530,315
CMS Energy Corp.	22,249	1,556,095
Consolidated Edison, Inc.	27,579	2,611,180
Dominion Energy, Inc.	63,148	5,365,686
DTE Energy Co.	14,992	1,982,092
NiSource, Inc.	30,623	973,811
Public Service Enterprise Group, Inc.	39,834	2,788,380
Sempra Energy	24,896	4,185,515
WEC Energy Group, Inc.	24,591	2,454,428

		25,314,826

Water Utilities (0.1%)
American Water Works Co., Inc.	14,202	2,350,857

Total Utilities		81,777,110

Total Common Stocks (90.2%) (Cost $857,075,699)		2,984,995,706

SHORT-TERM INVESTMENTS:
Investment Company (3.9%)
JPMorgan Prime Money Market Fund, IM Shares	129,903,765	129,929,746

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $2,592,585, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $2,644,419.(xx)	$2,592,567	2,592,567
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $15,500, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $17,139.(xx)	15,499	15,499

Total Repurchase Agreements		2,608,066

Total Short-Term Investments (4.0%) (Cost $132,580,286)		132,537,812

Total Investments in Securities (94.2%) (Cost $989,655,985)		3,117,533,518
Other Assets Less Liabilities (5.8%)		191,211,889

Net Assets (100%)		$3,308,745,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,291,679.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $4,699,639. This was collateralized by $2,166,605 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.625%, maturing 4/15/22 - 2/15/50 and by cash of $2,608,066 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	22,859	4,765,558	—	(182,285)	140,493	(507,424)	4,216,342	29,708	—
Capital Markets
BlackRock, Inc.	7,761	7,416,036	—	(262,836)	194,212	(1,416,689)	5,930,723	38,728	—

Total		12,181,594	—	(445,121)	334,705	(1,924,113)	10,147,065	68,436	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,430	6/2022	USD	323,948,625	6,273,614

					6,273,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$279,494,042	$—	$—	$279,494,042
Consumer Discretionary	358,847,491	—	—	358,847,491
Consumer Staples	181,427,411	—	—	181,427,411
Energy	115,674,845	—	—	115,674,845
Financials	331,466,505	—	—	331,466,505
Health Care	406,397,613	—	—	406,397,613
Industrials	234,530,707	—	—	234,530,707
Information Technology	836,214,437	—	—	836,214,437
Materials	77,893,135	—	—	77,893,135
Real Estate	81,272,410	—	—	81,272,410
Utilities	81,777,110	—	—	81,777,110
Futures	6,273,614	—	—	6,273,614
Short-Term Investments
Investment Company	129,929,746	—	—	129,929,746
Repurchase Agreements	—	2,608,066	—	2,608,066

Total Assets	$3,121,199,066	$2,608,066	$—	$3,123,807,132

Total Liabilities	$—	$—	$—	$—

Total	$3,121,199,066	$2,608,066	$—	$3,123,807,132

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,167,144,762
Aggregate gross unrealized depreciation	(37,988,257)

Net unrealized appreciation	$2,129,156,505

Federal income tax cost of investments in securities and derivative instruments, if applicable	$994,650,627

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	16,386	$660,684

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A	5,439	339,611

Interactive Media & Services (0.4%)
TripAdvisor, Inc.*	12,277	332,952
Yelp, Inc.*	8,507	290,174
Ziff Davis, Inc.*	5,977	578,454

		1,201,580

Media (0.8%)
Cable One, Inc.	615	900,508
John Wiley & Sons, Inc., Class A	5,398	286,256
New York Times Co. (The), Class A	20,711	949,392
TEGNA, Inc.	27,428	614,387

		2,750,543

Total Communication Services		4,952,418

Consumer Discretionary (12.5%)
Auto Components (1.3%)
Adient plc*	11,845	482,921
Dana, Inc.	17,878	314,116
Fox Factory Holding Corp.*	5,276	516,784
Gentex Corp.	29,317	855,177
Goodyear Tire & Rubber Co. (The)*	34,827	497,678
Lear Corp.	7,433	1,059,872
Visteon Corp.*	3,471	378,790

		4,105,338

Automobiles (0.4%)
Harley-Davidson, Inc.	19,073	751,476
Thor Industries, Inc.(x)	6,953	547,201

		1,298,677

Diversified Consumer Services (0.8%)
Graham Holdings Co., Class B	495	302,678
Grand Canyon Education, Inc.*	4,904	476,227
H&R Block, Inc.	20,814	541,996
Service Corp. International	20,441	1,345,427

		2,666,328

Hotels, Restaurants & Leisure (2.5%)
Boyd Gaming Corp.	10,165	668,654
Choice Hotels International, Inc.	4,069	576,821
Churchill Downs, Inc.	4,268	946,557
Cracker Barrel Old Country Store, Inc.	2,915	346,098
Marriott Vacations Worldwide Corp.	5,280	832,656
Papa John’s International, Inc.	4,012	422,383
Scientific Games Corp.*	11,963	702,826
Six Flags Entertainment Corp.*	9,591	417,209
Texas Roadhouse, Inc.	8,632	722,757
Travel + Leisure Co.	10,697	619,784
Wendy’s Co. (The)	21,878	480,660
Wingstop, Inc.	3,697	433,843
Wyndham Hotels & Resorts, Inc.	11,550	978,170

		8,148,418

Household Durables (1.3%)
Helen of Troy Ltd.*	2,991	585,757
KB Home	10,623	343,973
Leggett & Platt, Inc.	16,532	575,314
Taylor Morrison Home Corp.*	15,232	414,615
Tempur Sealy International, Inc.	23,861	666,199
Toll Brothers, Inc.	14,008	658,656
TopBuild Corp.*	4,082	740,434
Tri Pointe Homes, Inc.*	13,776	276,622

		4,261,570

Leisure Products (1.1%)
Brunswick Corp.	9,556	772,985
Callaway Golf Co.*	14,525	340,175
Mattel, Inc.*	43,425	964,469
Polaris, Inc.(x)	7,071	744,718
YETI Holdings, Inc.*	10,863	651,563

		3,473,910

Multiline Retail (0.8%)
Kohl’s Corp.	17,264	1,043,781
Macy’s, Inc.	37,494	913,354
Nordstrom, Inc.(x)	14,025	380,218
Ollie’s Bargain Outlet Holdings, Inc.*	7,346	315,584

		2,652,937

Specialty Retail (2.8%)
American Eagle Outfitters, Inc.(x)	19,016	319,469
AutoNation, Inc.*	4,955	493,419
Dick’s Sporting Goods, Inc.(x)	7,874	787,558
Five Below, Inc.*	6,945	1,099,880
Foot Locker, Inc.	10,937	324,391
GameStop Corp., Class A(x)*	7,680	1,279,334
Gap, Inc. (The)	26,507	373,219
Lithia Motors, Inc.	3,753	1,126,350
Murphy USA, Inc.	2,868	573,485
RH*	2,168	706,963
Urban Outfitters, Inc.*	8,168	205,099
Victoria’s Secret & Co.*	9,103	467,530
Williams-Sonoma, Inc.	9,099	1,319,355

		9,076,052

Textiles, Apparel & Luxury Goods (1.5%)
Capri Holdings Ltd.*	18,408	945,987
Carter’s, Inc.	5,302	487,731
Columbia Sportswear Co.	4,285	387,921
Crocs, Inc.*	7,375	563,450
Deckers Outdoor Corp.*	3,380	925,343
Hanesbrands, Inc.	43,284	644,499
Skechers USA, Inc., Class A*	16,721	681,548

		4,636,479

Total Consumer Discretionary		40,319,709

Consumer Staples (3.2%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	1,164	452,179

Food & Staples Retailing (1.2%)
BJ’s Wholesale Club Holdings, Inc.*	16,833	1,138,079
Casey’s General Stores, Inc.	4,599	911,384
Grocery Outlet Holding Corp.*	10,830	355,007
Performance Food Group Co.*	19,247	979,865
Sprouts Farmers Market, Inc.*	13,915	445,002

		3,829,337

Food Products (1.5%)
Darling Ingredients, Inc.*	20,056	1,612,101
Flowers Foods, Inc.	24,630	633,237
Hain Celestial Group, Inc. (The)*	11,332	389,821
Ingredion, Inc.	8,247	718,726
Lancaster Colony Corp.	2,457	366,462
Pilgrim’s Pride Corp.*	6,040	151,604
Post Holdings, Inc.*	7,117	492,923
Sanderson Farms, Inc.	2,630	493,099

		4,857,973

Household Products (0.1%)
Energizer Holdings, Inc.	8,029	246,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.3%)
BellRing Brands, Inc.*	14,201	$327,759
Coty, Inc., Class A*	42,329	380,538
Nu Skin Enterprises, Inc., Class A	6,175	295,659

		1,003,956

Total Consumer Staples		10,390,417

Energy (3.2%)
Energy Equipment & Services (0.5%)
ChampionX Corp.*	25,047	613,151
NOV, Inc.	48,728	955,556

		1,568,707

Oil, Gas & Consumable Fuels (2.7%)
Antero Midstream Corp.	40,247	437,485
CNX Resources Corp.*	25,431	526,930
DT Midstream, Inc.	11,990	650,577
EQT Corp.	37,250	1,281,773
Equitrans Midstream Corp.	50,392	425,309
HF Sinclair Corp.*	18,530	738,421
Murphy Oil Corp.	17,996	726,858
PDC Energy, Inc.	12,071	877,320
Range Resources Corp.*	31,110	945,122
Targa Resources Corp.	28,471	2,148,706

		8,758,501

Total Energy		10,327,208

Financials (12.7%)
Banks (6.0%)
Associated Banc-Corp.	18,601	423,359
Bank of Hawaii Corp.	5,017	421,027
Bank OZK	15,116	645,453
Cadence Bank	21,285	622,799
Cathay General Bancorp	9,442	422,530
Commerce Bancshares, Inc.	13,677	979,137
Cullen/Frost Bankers, Inc.	7,071	978,697
East West Bancorp, Inc.	17,665	1,395,888
First Financial Bankshares, Inc.	16,022	706,891
First Horizon Corp.	66,461	1,561,169
FNB Corp.	42,432	528,279
Fulton Financial Corp.	19,994	332,300
Glacier Bancorp, Inc.	13,556	681,596
Hancock Whitney Corp.	10,761	561,186
Home BancShares, Inc.	18,684	422,258
International Bancshares Corp.	6,597	278,459
Old National Bancorp	36,837	603,390
PacWest Bancorp	14,740	635,736
Pinnacle Financial Partners, Inc.	9,437	868,959
Prosperity Bancshares, Inc.	11,424	792,597
Synovus Financial Corp.	18,036	883,764
Texas Capital Bancshares, Inc.*	6,272	359,448
UMB Financial Corp.	5,393	523,984
Umpqua Holdings Corp.	26,850	506,391
United Bankshares, Inc.	16,898	589,402
Valley National Bancorp	51,713	673,303
Webster Financial Corp.	22,388	1,256,415
Wintrust Financial Corp.	7,066	656,643

		19,311,060

Capital Markets (1.7%)
Affiliated Managers Group, Inc.	5,039	710,247
Evercore, Inc., Class A	4,837	538,455
Federated Hermes, Inc.	12,004	408,856
Interactive Brokers Group, Inc., Class A	10,830	713,805
Janus Henderson Group plc	20,973	734,474
Jefferies Financial Group, Inc.	24,100	791,685
SEI Investments Co.	13,036	784,898
Stifel Financial Corp.	12,993	882,225

		5,564,645

Consumer Finance (0.5%)
FirstCash Holdings, Inc.	5,011	352,474
Navient Corp.	19,361	329,911
PROG Holdings, Inc.*	7,030	202,253
SLM Corp.	35,112	644,656

		1,529,294

Diversified Financial Services (0.3%)
Voya Financial, Inc.(x)	13,502	895,858

Insurance (3.6%)
Alleghany Corp.*	1,707	1,445,829
American Financial Group, Inc.	8,241	1,200,055
Brighthouse Financial, Inc.*	9,727	502,497
CNO Financial Group, Inc.	15,037	377,278
First American Financial Corp.	13,606	881,941
Hanover Insurance Group, Inc. (The)	4,411	659,533
Kemper Corp.	7,416	419,301
Kinsale Capital Group, Inc.	2,659	606,305
Mercury General Corp.	3,294	181,170
Old Republic International Corp.	35,390	915,539
Primerica, Inc.	4,895	669,734
Reinsurance Group of America, Inc.	8,321	910,817
RenaissanceRe Holdings Ltd.	5,530	876,560
RLI Corp.	4,989	551,933
Selective Insurance Group, Inc.	7,520	671,987
Unum Group	25,342	798,526

		11,669,005

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	13,687	564,041
MGIC Investment Corp.	39,913	540,821
New York Community Bancorp, Inc.	57,639	617,890
Washington Federal, Inc.	8,074	264,989

		1,987,741

Total Financials		40,957,603

Health Care (8.0%)
Biotechnology (1.4%)
Arrowhead Pharmaceuticals, Inc.*	13,065	600,859
Exelixis, Inc.*	39,218	889,072
Halozyme Therapeutics, Inc.*	17,450	695,906
Neurocrine Biosciences, Inc.*	11,759	1,102,406
United Therapeutics Corp.*	5,582	1,001,467

		4,289,710

Health Care Equipment & Supplies (2.6%)
Envista Holdings Corp.*	20,001	974,249
Globus Medical, Inc., Class A*	9,797	722,823
Haemonetics Corp.*	6,334	400,436
ICU Medical, Inc.*	2,475	551,034
Integra LifeSciences Holdings Corp.*	9,028	580,139
LivaNova plc*	6,597	539,833
Masimo Corp.*	6,297	916,465
Neogen Corp.*	13,494	416,155
NuVasive, Inc.*	6,412	363,560
Penumbra, Inc.*	4,353	966,932
Quidel Corp.*	4,701	528,674
STAAR Surgical Co.*	5,900	471,469
Tandem Diabetes Care, Inc.*	7,876	915,900

		8,347,669

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	11,147	730,463
Amedisys, Inc.*	4,042	696,396
Chemed Corp.	1,908	966,497
Encompass Health Corp.	12,332	876,929
HealthEquity, Inc.*	10,459	705,355
LHC Group, Inc.*	3,926	661,924
Option Care Health, Inc.*	17,167	490,289

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson Cos., Inc.	10,736	$347,524
Progyny, Inc.*	8,630	443,582
R1 RCM, Inc.*	16,756	448,391
Tenet Healthcare Corp.*	13,279	1,141,463

		7,508,813

Life Sciences Tools & Services (1.1%)
Bruker Corp.	12,595	809,858
Medpace Holdings, Inc.*	3,564	583,035
Repligen Corp.*	6,374	1,198,886
Syneos Health, Inc.*	12,852	1,040,369

		3,632,148

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	7,620	1,186,205
Perrigo Co. plc	16,581	637,208

		1,823,413

Total Health Care		25,601,753

Industrials (16.7%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	8,386	1,155,004
Curtiss-Wright Corp.	4,864	730,378
Hexcel Corp.	10,398	618,369
Mercury Systems, Inc.*	7,021	452,503
Woodward, Inc.	7,861	981,918

		3,938,172

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	12,220	871,775

Airlines (0.2%)
JetBlue Airways Corp.*	39,420	589,329

Building Products (2.1%)
Builders FirstSource, Inc.*	23,737	1,531,986
Carlisle Cos., Inc.	6,481	1,593,808
Lennox International, Inc.	4,173	1,076,050
Owens Corning	12,455	1,139,633
Simpson Manufacturing Co., Inc.	5,385	587,180
Trex Co., Inc.*	14,268	932,128

		6,860,785

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	6,092	414,256
Clean Harbors, Inc.*	6,205	692,726
IAA, Inc.*	16,714	639,311
MillerKnoll, Inc.	9,391	324,553
MSA Safety, Inc.	4,519	599,671
Stericycle, Inc.*	11,386	670,863
Tetra Tech, Inc.	6,702	1,105,428

		4,446,808

Construction & Engineering (1.5%)
AECOM	17,626	1,353,853
Dycom Industries, Inc.*	3,740	356,272
EMCOR Group, Inc.	6,616	745,160
Fluor Corp.*	17,527	502,850
MasTec, Inc.*	7,236	630,256
MDU Resources Group, Inc.	25,205	671,713
Valmont Industries, Inc.	2,632	627,995

		4,888,099

Electrical Equipment (1.7%)
Acuity Brands, Inc.	4,361	825,537
EnerSys	5,111	381,127
Hubbell, Inc.	6,745	1,239,529
nVent Electric plc	20,852	725,233
Regal Rexnord Corp.	8,399	1,249,603
Sunrun, Inc.*	25,658	779,233
Vicor Corp.*	2,658	187,522

		5,387,784

Machinery (4.0%)
AGCO Corp.	7,607	1,110,850
Chart Industries, Inc.*	4,407	756,991
Colfax Corp.*	16,847	670,342
Crane Co.	6,187	669,928
Donaldson Co., Inc.	15,319	795,516
Flowserve Corp.	16,147	579,677
Graco, Inc.	21,067	1,468,791
ITT, Inc.	10,610	797,978
Kennametal, Inc.	10,368	296,629
Lincoln Electric Holdings, Inc.	7,319	1,008,632
Middleby Corp. (The)*	6,895	1,130,366
Oshkosh Corp.	8,334	838,817
Terex Corp.	8,652	308,530
Timken Co. (The)	8,651	525,116
Toro Co. (The)	13,064	1,116,841
Trinity Industries, Inc.	10,138	348,342
Watts Water Technologies, Inc., Class A	3,417	476,979

		12,900,325

Marine (0.2%)
Kirby Corp.*	7,451	537,888

Professional Services (1.5%)
ASGN, Inc.*	6,458	753,713
CACI International, Inc., Class A*	2,892	871,244
FTI Consulting, Inc.*	4,250	668,185
Insperity, Inc.	4,438	445,664
KBR, Inc.	17,388	951,645
ManpowerGroup, Inc.	6,723	631,424
Science Applications International Corp.	7,069	651,550

		4,973,425

Road & Rail (1.7%)
Avis Budget Group, Inc.*	4,968	1,308,075
Knight-Swift Transportation Holdings, Inc.	20,570	1,037,962
Landstar System, Inc.	4,686	706,789
Ryder System, Inc.	6,656	528,021
Saia, Inc.*	3,265	796,072
Werner Enterprises, Inc.	7,407	303,687
XPO Logistics, Inc.*	12,228	890,198

		5,570,804

Trading Companies & Distributors (0.9%)
GATX Corp.	4,400	542,652
MSC Industrial Direct Co., Inc., Class A	5,876	500,694
Univar Solutions, Inc.*	21,190	681,047
Watsco, Inc.	4,094	1,247,196

		2,971,589

Total Industrials		53,936,783

Information Technology (12.9%)
Communications Equipment (0.9%)
Calix, Inc.*	6,796	291,616
Ciena Corp.*	19,204	1,164,339
Lumentum Holdings, Inc.*	8,961	874,594
Viasat, Inc.*	9,228	450,326

		2,780,875

Electronic Equipment, Instruments & Components (2.9%)
Arrow Electronics, Inc.*	8,498	1,008,118
Avnet, Inc.	12,299	499,216
Belden, Inc.	5,564	308,246
Cognex Corp.	21,914	1,690,665
Coherent, Inc.*	3,064	837,575
II-VI, Inc.(x)*	13,246	960,203
Jabil, Inc.	17,871	1,103,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Littelfuse, Inc.	3,054	$761,698
National Instruments Corp.	16,346	663,484
TD SYNNEX Corp.	5,171	533,699
Vishay Intertechnology, Inc.	16,449	322,400
Vontier Corp.	20,955	532,047

		9,220,528

IT Services (2.0%)
Alliance Data Systems Corp.	6,170	346,445
Concentrix Corp.	5,318	885,766
Euronet Worldwide, Inc.*	6,552	852,743
Genpact Ltd.	21,234	923,891
Kyndryl Holdings, Inc.(x)*	22,204	291,316
LiveRamp Holdings, Inc.*	8,440	315,572
MAXIMUS, Inc.	7,700	577,115
Sabre Corp.*	40,090	458,229
Western Union Co. (The)	49,132	920,734
WEX, Inc.*	5,555	991,290

		6,563,101

Semiconductors & Semiconductor Equipment (3.6%)
Amkor Technology, Inc.	12,426	269,893
Azenta, Inc.	9,292	770,121
Cirrus Logic, Inc.*	7,155	606,672
CMC Materials, Inc.	3,539	656,131
First Solar, Inc.*	12,256	1,026,317
Lattice Semiconductor Corp.*	16,974	1,034,565
MKS Instruments, Inc.	6,875	1,031,250
Power Integrations, Inc.	7,379	683,886
Semtech Corp.*	8,073	559,782
Silicon Laboratories, Inc.*	4,810	722,462
SiTime Corp.*	1,858	460,450
SunPower Corp.(x)*	10,292	221,072
Synaptics, Inc.*	4,896	976,752
Universal Display Corp.	5,374	897,189
Wolfspeed, Inc.*	15,331	1,745,588

		11,662,130

Software (3.4%)
ACI Worldwide, Inc.*	14,754	464,604
Aspen Technology, Inc.*	8,252	1,364,633
Blackbaud, Inc.*	5,420	324,495
CDK Global, Inc.	14,538	707,710
CommVault Systems, Inc.*	5,545	367,911
Digital Turbine, Inc.*	11,078	485,327
Envestnet, Inc.*	4,978	370,562
Fair Isaac Corp.*	3,299	1,538,852
Manhattan Associates, Inc.*	7,844	1,088,041
Mimecast Ltd.*	7,728	614,840
NCR Corp.*	16,521	663,979
Paylocity Holding Corp.*	4,942	1,016,915
Qualys, Inc.*	4,139	589,435
Sailpoint Technologies Holdings, Inc.*	11,697	598,652
Teradata Corp.*	13,448	662,852

		10,858,808

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	15,766	318,000

Total Information Technology		41,403,442

Materials (6.7%)
Chemicals (2.2%)
Ashland Global Holdings, Inc.	6,696	658,953
Avient Corp.	11,340	544,320
Cabot Corp.	7,032	481,059
Chemours Co. (The)	19,950	628,026
Ingevity Corp.*	4,869	311,957
Minerals Technologies, Inc.	4,127	273,001
NewMarket Corp.	857	277,994
Olin Corp.	17,583	919,239
RPM International, Inc.	16,079	1,309,474
Scotts Miracle-Gro Co. (The)	5,050	620,948
Sensient Technologies Corp.	5,209	437,295
Valvoline, Inc.	22,210	700,948

		7,163,214

Construction Materials (0.2%)
Eagle Materials, Inc.	4,941	634,227

Containers & Packaging (0.8%)
AptarGroup, Inc.	8,159	958,683
Greif, Inc., Class A	3,290	214,047
Silgan Holdings, Inc.	10,401	480,838
Sonoco Products Co.	12,187	762,419

		2,415,987

Metals & Mining (3.3%)
Alcoa Corp.	22,938	2,065,108
Cleveland-Cliffs, Inc.*	58,422	1,881,773
Commercial Metals Co.	15,089	628,004
Reliance Steel & Aluminum Co.	7,766	1,423,896
Royal Gold, Inc.	8,136	1,149,454
Steel Dynamics, Inc.	23,368	1,949,592
United States Steel Corp.	32,699	1,234,060
Worthington Industries, Inc.	4,110	211,295

		10,543,182

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	10,906	677,481

Total Materials		21,434,091

Real Estate (9.0%)
Equity Real Estate Investment Trusts (REITs) (8.5%)
American Campus Communities, Inc. (REIT)	17,248	965,370
Apartment Income REIT Corp. (REIT)	19,458	1,040,225
Brixmor Property Group, Inc. (REIT)	37,044	956,106
Camden Property Trust (REIT)	12,704	2,111,405
Corporate Office Properties Trust (REIT)	13,922	397,334
Cousins Properties, Inc. (REIT)	18,430	742,545
Douglas Emmett, Inc. (REIT)	21,752	726,952
EastGroup Properties, Inc. (REIT)	5,043	1,025,141
EPR Properties (REIT)	9,384	513,399
First Industrial Realty Trust, Inc. (REIT)	16,149	999,785
Healthcare Realty Trust, Inc. (REIT)	18,288	502,554
Highwoods Properties, Inc. (REIT)	13,072	597,913
Hudson Pacific Properties, Inc. (REIT)	18,900	524,475
JBG SMITH Properties (REIT)	14,149	413,434
Kilroy Realty Corp. (REIT)	13,072	998,962
Kite Realty Group Trust (REIT)	27,148	618,160
Lamar Advertising Co. (REIT), Class A	10,762	1,250,329
Life Storage, Inc. (REIT)	10,167	1,427,752
Macerich Co. (The) (REIT)(x)	26,406	412,990
Medical Properties Trust, Inc. (REIT)	74,206	1,568,715
National Retail Properties, Inc. (REIT)	21,768	978,254
National Storage Affiliates Trust (REIT)	10,157	637,453
Omega Healthcare Investors, Inc. (REIT)	29,620	922,959
Park Hotels & Resorts, Inc. (REIT)	29,311	572,444
Pebblebrook Hotel Trust (REIT)	16,284	398,632
Physicians Realty Trust (REIT)	27,305	478,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PotlatchDeltic Corp. (REIT)	8,489	$447,625
PS Business Parks, Inc. (REIT)	2,493	419,023
Rayonier, Inc. (REIT)	17,941	737,734
Rexford Industrial Realty, Inc. (REIT)	19,543	1,457,712
Sabra Health Care REIT, Inc. (REIT)	28,345	422,057
SL Green Realty Corp. (REIT)(x)	8,045	653,093
Spirit Realty Capital, Inc. (REIT)	15,670	721,133
STORE Capital Corp. (REIT)	30,418	889,118

		27,529,713

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.*	6,256	1,498,062

Total Real Estate		29,027,775

Utilities (3.0%)
Electric Utilities (1.0%)
ALLETE, Inc.	6,517	436,509
Hawaiian Electric Industries, Inc.	13,549	573,258
IDACORP, Inc.	6,314	728,383
OGE Energy Corp.	24,812	1,011,833
PNM Resources, Inc.	10,638	507,114

		3,257,097

Gas Utilities (1.2%)
National Fuel Gas Co.	11,390	782,493
New Jersey Resources Corp.	11,953	548,164
ONE Gas, Inc.	6,643	586,178
Southwest Gas Holdings, Inc.	7,962	623,345
Spire, Inc.	6,493	465,938
UGI Corp.	26,082	944,690

		3,950,808

Multi-Utilities (0.3%)
Black Hills Corp.	7,910	609,228
NorthWestern Corp.	6,652	402,380

		1,011,608

Water Utilities (0.5%)
Essential Utilities, Inc.	28,508	1,457,614

Total Utilities		9,677,127

Total Common Stocks (89.4%) (Cost $192,179,475)		288,028,326

SHORT-TERM INVESTMENTS:
Investment Company (7.0%)
JPMorgan Prime Money Market Fund, IM Shares	22,660,242	22,664,773

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $2,409,922, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $2,458,103.(xx)	$2,409,905	2,409,905
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $200,018, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $221,160.(xx)	200,000	200,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $1,000,011, collateralized by various Common Stocks; total market value $1,158,188.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		3,609,905

Total Short-Term Investments (8.1%) (Cost $26,275,774)		26,274,678

Total Investments in Securities (97.5%) (Cost $218,455,249)		314,303,004
Other Assets Less Liabilities (2.5%)		7,945,818

Net Assets (100%)		$322,248,822

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $3,705,880. This was collateralized by $300,444 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 2/15/52 and by cash of $3,609,905 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	127	6/2022	USD	34,152,840	35,288

					35,288

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,952,418	$—	$—	$4,952,418
Consumer Discretionary	40,319,709	—	—	40,319,709
Consumer Staples	10,390,417	—	—	10,390,417
Energy	10,327,208	—	—	10,327,208
Financials	40,957,603	—	—	40,957,603
Health Care	25,601,753	—	—	25,601,753
Industrials	53,936,783	—	—	53,936,783
Information Technology	41,403,442	—	—	41,403,442
Materials	21,434,091	—	—	21,434,091
Real Estate	29,027,775	—	—	29,027,775
Utilities	9,677,127	—	—	9,677,127
Futures	35,288	—	—	35,288
Short-Term Investments
Investment Company	22,664,773	—	—	22,664,773
Repurchase Agreements	—	3,609,905	—	3,609,905

Total Assets	$310,728,387	$3,609,905	$—	$314,338,292

Total Liabilities	$—	$—	$—	$—

Total	$310,728,387	$3,609,905	$—	$314,338,292

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,696,269
Aggregate gross unrealized depreciation	(7,744,648)

Net unrealized appreciation	$94,951,621

Federal income tax cost of investments in securities and derivative instruments, if applicable	$219,386,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	3,241	$187,654
ATN International, Inc.	4,398	175,392
Bandwidth, Inc., Class A*	9,721	314,863
Cogent Communications Holdings, Inc.	16,903	1,121,514
Consolidated Communications Holdings, Inc.*	27,315	161,159
EchoStar Corp., Class A*	14,803	360,305
Globalstar, Inc.(x)*	176,942	260,105
IDT Corp., Class B*	4,742	161,655
Iridium Communications, Inc.*	46,924	1,891,976
Liberty Latin America Ltd., Class A*	11,865	115,090
Liberty Latin America Ltd., Class C*	64,693	620,406
Ooma, Inc.*	9,713	145,598
Radius Global Infrastructure, Inc.*	26,955	384,917
Telesat Corp.*	4,029	66,478

		5,967,112

Entertainment (0.8%)
AMC Entertainment Holdings, Inc., Class A(x)*	207,193	5,105,236
Chicken Soup For The Soul Entertainment, Inc.(x)*	1,491	11,913
Cinemark Holdings, Inc.*	47,721	824,619
CuriosityStream, Inc.(x)*	7,867	22,814
Eros STX Global Corp.(x)*	4,761	13,283
IMAX Corp.*	19,909	376,878
Liberty Media Corp.-Liberty Braves, Class A(x)*	4,992	143,670
Liberty Media Corp.-Liberty Braves, Class C*	13,384	373,547
Lions Gate Entertainment Corp., Class A*	23,631	384,004
Lions Gate Entertainment Corp., Class B*	47,518	714,195
LiveOne, Inc.*	15,723	12,830
Madison Square Garden Entertainment Corp.*	10,268	855,427
Marcus Corp. (The)(x)*	10,563	186,965

		9,025,381

Interactive Media & Services (0.5%)
Cargurus, Inc.*	39,052	1,658,148
Cars.com, Inc.*	27,479	396,522
Eventbrite, Inc., Class A*	27,307	403,324
EverQuote, Inc., Class A*	5,770	93,359
fuboTV, Inc.(x)*	54,186	356,002
Liberty TripAdvisor Holdings, Inc., Class A*	22,893	46,931
MediaAlpha, Inc., Class A*	9,236	152,856
Outbrain, Inc.*	6,768	72,621
QuinStreet, Inc.*	19,639	227,812
Society Pass, Inc.(x)*	886	2,631
TrueCar, Inc.*	38,567	152,340
Yelp, Inc.*	31,058	1,059,388
Ziff Davis, Inc.*	17,268	1,671,197

		6,293,131

Media (0.9%)
Advantage Solutions, Inc.*	22,124	141,151
AMC Networks, Inc., Class A*	12,209	496,052
Audacy, Inc.*	32,876	95,012
Boston Omaha Corp., Class A*	8,280	210,064
Cardlytics, Inc.*	13,278	730,024
Clear Channel Outdoor Holdings, Inc.*	142,517	493,109
comScore, Inc.*	20,472	59,574
Daily Journal Corp.*	337	105,141
Digital Media Solutions, Inc.(x)*	1,007	3,665
Emerald Holding, Inc.*	7,654	26,024
Entravision Communications Corp., Class A	28,820	184,736
EW Scripps Co. (The), Class A*	25,407	528,212
Fluent, Inc.*	12,747	26,514
Gannett Co., Inc.*	37,685	169,959
Gray Television, Inc.	36,617	808,137
Hemisphere Media Group, Inc.*	9,057	41,390
iHeartMedia, Inc., Class A*	45,413	859,668
Integral Ad Science Holding Corp.*	8,980	123,924
John Wiley & Sons, Inc., Class A	17,527	929,457
Magnite, Inc.*	52,481	693,274
National CineMedia, Inc.	18,800	47,752
Scholastic Corp.	10,515	423,544
Sinclair Broadcast Group, Inc., Class A	21,602	605,288
Stagwell, Inc.*	18,177	131,601
TechTarget, Inc.*	10,877	884,083
TEGNA, Inc.	90,946	2,037,190
Thryv Holdings, Inc.*	1,920	53,990
WideOpenWest, Inc.*	19,707	343,690

		11,252,225

Wireless Telecommunication Services (0.2%)
Gogo, Inc.(x)*	23,076	439,829
Shenandoah Telecommunications Co.	20,984	494,803
Telephone and Data Systems, Inc.	40,966	773,438
United States Cellular Corp.*	4,526	136,821

		1,844,891

Total Communication Services		34,382,740

Consumer Discretionary (9.3%)
Auto Components (1.1%)
Adient plc*	38,602	1,573,804
American Axle & Manufacturing Holdings, Inc.*	44,636	346,375
Cooper-Standard Holdings, Inc.*	5,100	44,727
Dana, Inc.	58,364	1,025,455
Dorman Products, Inc.*	10,462	994,204
Fox Factory Holding Corp.*	17,274	1,691,988
Gentherm, Inc.*	13,224	965,881
Goodyear Tire & Rubber Co. (The)*	109,495	1,564,684
LCI Industries	10,040	1,042,252
Modine Manufacturing Co.*	15,641	140,925
Motorcar Parts of America, Inc.*	7,501	133,743
Patrick Industries, Inc.	10,081	607,884
Standard Motor Products, Inc.	8,385	361,729
Stoneridge, Inc.*	7,270	150,925
Tenneco, Inc., Class A*	27,611	505,834
Visteon Corp.*	11,212	1,223,566
XL Fleet Corp.(x)*	49,384	98,274
XPEL, Inc.(m)(x)*	7,161	376,740

		12,848,990

Automobiles (0.2%)
Arcimoto, Inc.(x)*	8,316	54,969
Canoo, Inc.(x)*	44,102	243,443
Fisker, Inc.(x)*	66,155	853,400
Lordstown Motors Corp.(x)*	56,328	192,078
Winnebago Industries, Inc.	14,167	765,443
Workhorse Group, Inc.(x)*	57,877	289,385

		2,398,718

Distributors (0.0%)
Funko, Inc., Class A(x)*	13,490	232,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Greenlane Holdings, Inc., Class A*	3,892	$2,180

		234,882

Diversified Consumer Services (0.6%)
2U, Inc.*	29,654	393,805
Adtalem Global Education, Inc.*	22,099	656,561
American Public Education, Inc.*	5,785	122,873
Carriage Services, Inc.	5,810	309,847
Coursera, Inc.*	27,197	626,619
European Wax Center, Inc., Class A*	3,687	108,988
Graham Holdings Co., Class B	1,567	958,174
Houghton Mifflin Harcourt Co.*	49,433	1,038,587
Laureate Education, Inc., Class A	42,940	508,839
OneSpaWorld Holdings Ltd.(x)*	19,310	196,962
Perdoceo Education Corp.*	21,212	243,514
PowerSchool Holdings, Inc., Class A*	18,225	300,895
Regis Corp.(x)*	11,901	25,230
StoneMor, Inc.(x)*	8,585	22,407
Strategic Education, Inc.	10,412	691,149
Stride, Inc.*	17,359	630,653
Udemy, Inc.(x)*	3,531	43,996
Vivint Smart Home, Inc.*	33,338	225,365
WW International, Inc.*	13,819	141,368

		7,245,832

Hotels, Restaurants & Leisure (2.2%)
Accel Entertainment, Inc.*	21,570	262,723
Bally’s Corp.*	13,220	406,383
Biglari Holdings, Inc., Class B*	367	53,072
BJ’s Restaurants, Inc.*	9,345	264,463
Bloomin’ Brands, Inc.	37,491	822,553
Bluegreen Vacations Holding Corp.*	7,741	228,901
Brinker International, Inc.*	19,543	745,761
Carrols Restaurant Group, Inc.	10,518	23,771
Century Casinos, Inc.*	8,291	99,077
Cheesecake Factory, Inc. (The)*	18,886	751,474
Chuy’s Holdings, Inc.*	5,547	149,769
Cracker Barrel Old Country Store, Inc.	9,405	1,116,656
Dave & Buster’s Entertainment, Inc.*	17,177	843,391
Denny’s Corp.*	24,555	351,382
Dine Brands Global, Inc.	7,292	568,411
Drive Shack, Inc.(x)*	24,674	37,998
El Pollo Loco Holdings, Inc.*	5,860	68,093
Esports Technologies, Inc.(x)*	2,858	19,263
Everi Holdings, Inc.*	37,096	779,016
F45 Training Holdings, Inc.(x)*	8,843	94,620
Fiesta Restaurant Group, Inc.*	7,439	55,607
First Watch Restaurant Group, Inc.*	3,059	39,920
Full House Resorts, Inc.*	9,717	93,380
GAN Ltd.*	12,256	59,074
Golden Entertainment, Inc.*	6,784	393,947
Golden Nugget Online Gaming, Inc.*	11,762	83,628
Hall of Fame Resort & Entertainment Co.(x)*	16,553	18,374
Hilton Grand Vacations, Inc.*	34,648	1,802,042
International Game Technology plc(x)	40,183	991,716
Jack in the Box, Inc.	8,434	787,820
Krispy Kreme, Inc.(x)	33,698	500,415
Kura Sushi USA, Inc., Class A(x)*	1,256	69,268
Life Time Group Holdings, Inc.(x)*	17,043	247,805
Lindblad Expeditions Holdings, Inc.(x)*	8,552	128,964
Monarch Casino & Resort, Inc.*	5,261	458,917
Nathan’s Famous, Inc.	1,393	75,459
NEOGAMES SA*	4,687	72,320
Noodles & Co.*	16,078	95,986
ONE Group Hospitality, Inc. (The)*	5,707	59,981
Papa John’s International, Inc.	13,349	1,405,383
PlayAGS, Inc.*	8,268	55,148
Portillo’s, Inc., Class A(x)*	6,036	148,244
RCI Hospitality Holdings, Inc.	2,756	169,384
Red Robin Gourmet Burgers, Inc.*	4,775	80,506
Red Rock Resorts, Inc., Class A	23,559	1,144,025
Rush Street Interactive, Inc.(x)*	14,519	105,553
Ruth’s Hospitality Group, Inc.	9,195	210,382
Scientific Games Corp.*	39,002	2,291,367
SeaWorld Entertainment, Inc.*	20,531	1,528,328
Shake Shack, Inc., Class A*	14,955	1,015,444
Sweetgreen, Inc., Class A(x)*	3,437	109,950
Target Hospitality Corp.*	13,788	82,728
Texas Roadhouse, Inc.	28,588	2,393,673
Wingstop, Inc.	12,219	1,433,900
Xponential Fitness, Inc., Class A(x)*	3,432	80,446

		25,975,861

Household Durables (1.5%)
Aterian, Inc.(x)*	5,958	14,478
Bassett Furniture Industries, Inc.	2,683	44,430
Beazer Homes USA, Inc.*	8,161	124,210
Cavco Industries, Inc.*	3,873	932,812
Century Communities, Inc.	12,383	663,357
Ethan Allen Interiors, Inc.	6,680	174,148
Flexsteel Industries, Inc.	1,896	36,593
GoPro, Inc., Class A*	52,844	450,759
Green Brick Partners, Inc.*	13,088	258,619
Hamilton Beach Brands Holding Co., Class A	3,762	43,752
Helen of Troy Ltd.*	9,741	1,907,677
Hooker Furnishings Corp.	3,855	73,014
Hovnanian Enterprises, Inc., Class A*	1,451	85,754
Installed Building Products, Inc.	10,013	845,998
iRobot Corp.(x)*	11,924	755,982
KB Home	33,549	1,086,317
Landsea Homes Corp.*	2,993	25,590
La-Z-Boy, Inc.	18,313	482,914
Legacy Housing Corp.*	4,741	101,742
LGI Homes, Inc.*	8,819	861,440
Lifetime Brands, Inc.	4,008	51,463
Lovesac Co. (The)*	3,573	193,156
M.D.C. Holdings, Inc.	24,074	910,960
M/I Homes, Inc.*	12,010	532,644
Meritage Homes Corp.*	15,195	1,203,900
Purple Innovation, Inc.(x)*	21,492	125,728
Skyline Champion Corp.*	21,242	1,165,761
Snap One Holdings Corp.(x)*	4,962	73,189
Sonos, Inc.(x)*	52,289	1,475,596
Taylor Morrison Home Corp.*	50,150	1,365,083
Traeger, Inc.*	8,795	65,435
Tri Pointe Homes, Inc.*	45,787	919,403
Tupperware Brands Corp.*	19,920	387,444
Universal Electronics, Inc.*	3,736	116,713
VOXX International Corp.*	4,754	47,397
Vuzix Corp.(x)*	16,355	107,943
Weber, Inc., Class A(x)	12,600	123,858

		17,835,259

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	7,391	94,309
1stdibs.com, Inc.*	5,650	45,144
aka Brands Holding Corp.(x)*	2,460	10,873
CarParts.com, Inc.*	12,641	84,695
Duluth Holdings, Inc., Class B(x)*	3,666	44,835
Groupon, Inc.(x)*	9,643	185,435
Lands’ End, Inc.*	6,902	116,782

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Liquidity Services, Inc.*	6,443	$110,304
Lulu’s Fashion Lounge Holdings, Inc.(x)*	2,122	14,387
Overstock.com, Inc.(x)*	17,082	751,693
PetMed Express, Inc.(x)	5,676	146,441
Porch Group, Inc.(x)*	28,500	197,932
Quotient Technology, Inc.*	39,459	251,748
RealReal, Inc. (The)(x)*	31,714	230,244
Rent the Runway, Inc., Class A(x)*	3,866	26,637
Revolve Group, Inc.*	14,707	789,619
Shutterstock, Inc.	9,397	874,673
Stitch Fix, Inc., Class A*	31,884	321,072
Xometry, Inc., Class A(x)*	6,878	252,766

		4,549,589

Leisure Products (0.4%)
Acushnet Holdings Corp.	14,918	600,598
American Outdoor Brands, Inc.*	4,283	56,236
AMMO, Inc.(x)*	22,874	109,795
Callaway Golf Co.*	46,033	1,078,093
Clarus Corp.	10,267	233,882
Escalade, Inc.(x)	3,215	42,438
Genius Brands International, Inc.(x)*	85,496	87,206
Johnson Outdoors, Inc., Class A	1,859	144,500
Latham Group, Inc.*	15,937	211,006
Malibu Boats, Inc., Class A*	9,194	533,344
Marine Products Corp.(x)	5,642	65,165
MasterCraft Boat Holdings, Inc.*	5,115	125,880
Nautilus, Inc.*	9,140	37,657
Smith & Wesson Brands, Inc.	19,036	288,015
Solo Brands, Inc., Class A(x)*	4,173	35,596
Sturm Ruger & Co., Inc.	7,350	511,707
Vista Outdoor, Inc.*	22,413	799,920

		4,961,038

Multiline Retail (0.4%)
Big Lots, Inc.(x)	12,220	422,812
Dillard’s, Inc., Class A(x)	2,312	620,518
Franchise Group, Inc.	11,338	469,733
Macy’s, Inc.	122,066	2,973,528

		4,486,591

Specialty Retail (2.0%)
Aaron’s Co., Inc. (The)	13,209	265,237
Abercrombie & Fitch Co., Class A*	22,498	719,711
Academy Sports & Outdoors, Inc.	31,273	1,232,156
American Eagle Outfitters, Inc.(x)	62,432	1,048,858
America’s Car-Mart, Inc.*	2,072	166,920
Arko Corp.	38,025	346,027
Asbury Automotive Group, Inc.*	9,117	1,460,543
Barnes & Noble Education, Inc.*	11,449	40,987
Bed Bath & Beyond, Inc.*	43,209	973,499
Big 5 Sporting Goods Corp.(x)	5,686	97,515
Boot Barn Holdings, Inc.*	11,409	1,081,459
Buckle, Inc. (The)	11,627	384,156
Caleres, Inc.	14,384	278,043
Camping World Holdings, Inc., Class A(x)	17,137	478,979
CarLotz, Inc.(x)*	19,948	27,329
Cato Corp. (The), Class A	5,860	85,908
Chico’s FAS, Inc.*	32,507	156,034
Children’s Place, Inc. (The)*	5,827	287,271
Citi Trends, Inc.*	2,405	73,653
Conn’s, Inc.*	4,976	76,680
Container Store Group, Inc. (The)*	9,390	76,716
Designer Brands, Inc., Class A*	25,489	344,356
Genesco, Inc.*	5,691	362,005
Group 1 Automotive, Inc.	6,966	1,169,104
GrowGeneration Corp.(x)*	20,187	185,922
Guess?, Inc.(x)	15,771	344,596
Haverty Furniture Cos., Inc.	4,340	119,003
Hibbett, Inc.	6,124	271,538
JOANN, Inc.(x)	3,397	38,760
Kirkland’s, Inc.*	4,179	38,823
Lazydays Holdings, Inc.(x)*	2,097	42,317
LL Flooring Holdings, Inc.*	7,985	111,950
MarineMax, Inc.*	8,781	353,523
Monro, Inc.	14,015	621,425
Murphy USA, Inc.	9,302	1,860,028
National Vision Holdings, Inc.*	33,868	1,475,629
ODP Corp. (The)*	20,196	925,583
OneWater Marine, Inc., Class A	3,106	107,002
Party City Holdco, Inc.*	44,800	160,384
Rent-A-Center, Inc.	27,060	681,641
Sally Beauty Holdings, Inc.*	48,912	764,495
Shift Technologies, Inc.(x)*	18,817	41,397
Shoe Carnival, Inc.	6,190	180,500
Signet Jewelers Ltd.	21,731	1,579,844
Sleep Number Corp.*	8,772	444,828
Sonic Automotive, Inc., Class A	8,425	358,147
Sportsman’s Warehouse Holdings, Inc.*	11,753	125,640
Tilly’s, Inc., Class A	7,163	67,046
Torrid Holdings, Inc.(x)*	5,134	31,112
TravelCenters of America, Inc.*	3,297	141,639
Urban Outfitters, Inc.*	27,121	681,008
Winmark Corp.	1,065	234,300
Zumiez, Inc.*	8,130	310,647

		23,531,873

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	23,550	1,799,220
Fossil Group, Inc.*	12,661	122,052
G-III Apparel Group Ltd.*	18,389	497,423
Kontoor Brands, Inc.	20,696	855,780
Movado Group, Inc.	5,406	211,104
Oxford Industries, Inc.	6,780	613,590
PLBY Group, Inc.(x)*	11,684	152,944
Rocky Brands, Inc.	2,063	85,800
Steven Madden Ltd.	33,003	1,275,236
Superior Group of Cos., Inc.	3,612	64,474
Unifi, Inc.*	5,772	104,473
Vera Bradley, Inc.*	8,126	62,326
Wolverine World Wide, Inc.	35,453	799,820

		6,644,242

Total Consumer Discretionary		110,712,875

Consumer Staples (3.2%)
Beverages (0.4%)
Celsius Holdings, Inc.*	21,630	1,193,543
Coca-Cola Consolidated, Inc.	2,010	998,668
Duckhorn Portfolio, Inc. (The)*	11,765	214,005
MGP Ingredients, Inc.(x)	5,718	489,404
National Beverage Corp.	10,689	464,972
Primo Water Corp.	63,108	899,289
Zevia PBC, Class A(x)*	2,884	13,180

		4,273,061

Food & Staples Retailing (1.1%)
Andersons, Inc. (The)	11,705	588,293
BJ’s Wholesale Club Holdings, Inc.*	55,032	3,720,714
Chefs’ Warehouse, Inc. (The)*	12,335	402,121
HF Foods Group, Inc.*	11,041	73,533
Ingles Markets, Inc., Class A	5,604	499,036
MedAvail Holdings, Inc.(x)*	3,334	3,238
Natural Grocers by Vitamin Cottage, Inc.	2,804	54,958
Performance Food Group Co.*	60,669	3,088,659
PriceSmart, Inc.	10,117	797,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Rite Aid Corp.*	22,508	$196,945
SpartanNash Co.	14,079	464,466
Sprouts Farmers Market, Inc.*	46,542	1,488,413
United Natural Foods, Inc.*	22,664	937,156
Village Super Market, Inc., Class A	2,872	70,364
Weis Markets, Inc.	6,485	463,159

		12,848,983

Food Products (0.9%)
AppHarvest, Inc.(x)*	20,687	111,193
B&G Foods, Inc.(x)	25,358	684,159
Calavo Growers, Inc.	6,571	239,513
Cal-Maine Foods, Inc.	15,782	871,482
Fresh Del Monte Produce, Inc.	11,819	306,230
Hostess Brands, Inc.*	56,316	1,235,573
J & J Snack Foods Corp.	5,790	898,029
John B Sanfilippo & Son, Inc.	2,474	206,431
Laird Superfood, Inc.(x)*	1,833	6,617
Lancaster Colony Corp.	7,497	1,118,178
Landec Corp.*	8,388	97,133
Limoneira Co.	6,291	92,352
Mission Produce, Inc.*	10,334	130,725
Sanderson Farms, Inc.	8,252	1,547,167
Seneca Foods Corp., Class A*	1,652	85,144
Simply Good Foods Co. (The)*	36,029	1,367,301
Sovos Brands, Inc.*	7,170	101,671
Tattooed Chef, Inc.(x)*	12,568	158,105
Tootsie Roll Industries, Inc.	7,892	275,904
TreeHouse Foods, Inc.*	21,309	687,428
Utz Brands, Inc.(x)	24,167	357,188
Vita Coco Co., Inc. (The)(x)*	2,566	22,991
Vital Farms, Inc.*	6,291	77,757
Whole Earth Brands, Inc.*	11,111	79,555

		10,757,826

Household Products (0.2%)
Central Garden & Pet Co.*	2,748	120,802
Central Garden & Pet Co., Class A*	17,169	700,152
Energizer Holdings, Inc.	27,203	836,765
Oil-Dri Corp. of America	2,231	63,918
WD-40 Co.	5,761	1,055,588

		2,777,225

Personal Products (0.5%)
Beauty Health Co. (The)*	35,193	594,058
BellRing Brands, Inc.*	44,886	1,035,969
Edgewell Personal Care Co.	21,538	789,798
elf Beauty, Inc.*	19,130	494,128
Honest Co., Inc. (The)*	22,938	119,507
Inter Parfums, Inc.	7,710	678,866
Medifast, Inc.	4,544	776,024
Nature’s Sunshine Products, Inc.*	3,375	56,767
NewAge, Inc.(x)*	40,133	23,317
Nu Skin Enterprises, Inc., Class A	20,152	964,878
Revlon, Inc., Class A(x)*	2,174	17,544
Thorne HealthTech, Inc.*	1,888	12,008
USANA Health Sciences, Inc.*	5,442	432,367
Veru, Inc.*	19,294	93,190

		6,088,421

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	45,602	105,797
Turning Point Brands, Inc.	3,779	128,524
Universal Corp.	10,394	603,579
Vector Group Ltd.	62,204	748,936

		1,586,836

Total Consumer Staples		38,332,352

Energy (6.0%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	54,001	498,429
Bristow Group, Inc.*	8,169	302,906
Cactus, Inc., Class A	22,051	1,251,174
ChampionX Corp.*	81,231	1,988,535
DMC Global, Inc.*	7,935	242,017
Dril-Quip, Inc.*	14,586	544,787
Expro Group Holdings NV*	17,622	313,319
Helix Energy Solutions Group, Inc.*	45,391	216,969
Helmerich & Payne, Inc.	42,099	1,800,995
Liberty Oilfield Services, Inc., Class A*	36,512	541,108
Nabors Industries Ltd.*	3,070	468,850
National Energy Services Reunited Corp.(x)*	15,181	127,520
Newpark Resources, Inc.*	38,594	141,254
NexTier Oilfield Solutions, Inc.*	72,738	672,099
Oceaneering International, Inc.*	39,482	598,547
Oil States International, Inc.*	16,888	117,372
Patterson-UTI Energy, Inc.	73,991	1,145,381
ProPetro Holding Corp.*	35,148	489,612
RPC, Inc.*	23,529	251,054
Select Energy Services, Inc., Class A*	32,202	275,971
Solaris Oilfield Infrastructure, Inc., Class A	8,716	98,404
TETRA Technologies, Inc.*	36,861	151,499
Tidewater, Inc.*	16,636	361,667
US Silica Holdings, Inc.*	29,566	551,702

		13,151,171

Oil, Gas & Consumable Fuels (4.9%)
Aemetis, Inc.(x)*	7,095	89,894
Alto Ingredients, Inc.*	19,930	135,923
Antero Resources Corp.*	113,626	3,469,002
Arch Resources, Inc.(x)	6,093	837,056
Berry Corp.	24,394	251,746
Brigham Minerals, Inc., Class A	17,691	452,005
California Resources Corp.	33,310	1,489,956
Callon Petroleum Co.*	18,443	1,089,612
Centennial Resource Development, Inc., Class A*	74,345	599,964
Centrus Energy Corp., Class A*	2,784	93,821
Chesapeake Energy Corp.	42,710	3,715,770
Civitas Resources, Inc.	17,951	1,071,854
Clean Energy Fuels Corp.*	59,694	473,970
CNX Resources Corp.*	80,655	1,671,172
Comstock Resources, Inc.*	36,322	474,002
CONSOL Energy, Inc.*	13,271	499,388
Crescent Energy, Inc., Class A(x)	9,947	172,481
CVR Energy, Inc.	9,214	235,326
Delek US Holdings, Inc.*	28,912	613,513
Denbury, Inc.*	20,458	1,607,385
DHT Holdings, Inc.	55,337	320,955
Dorian LPG Ltd.	13,107	189,920
Earthstone Energy, Inc., Class A*	8,598	108,593
Energy Fuels, Inc.(x)*	62,201	569,139
Equitrans Midstream Corp.	166,545	1,405,640
Falcon Minerals Corp.(x)	12,122	81,702
Frontline Ltd.(x)*	46,155	406,164
Gevo, Inc.(x)*	78,939	369,435
Golar LNG Ltd.*	40,083	993,257
Green Plains, Inc.*	16,030	497,090
HighPeak Energy, Inc.(x)	1,210	26,862
International Seaways, Inc.	17,821	321,491
Kinetik Holdings, Inc.	862	56,039
Kosmos Energy Ltd.*	191,332	1,375,677
Laredo Petroleum, Inc.*	5,206	412,003
Magnolia Oil & Gas Corp., Class A	57,093	1,350,249
Matador Resources Co.	44,956	2,381,769

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Murphy Oil Corp.	59,636	$2,408,698
Nordic American Tankers Ltd.(x)	73,227	155,973
Northern Oil and Gas, Inc.	23,835	671,909
Oasis Petroleum, Inc.	8,128	1,189,126
Ovintiv, Inc.	105,259	5,691,354
Par Pacific Holdings, Inc.*	18,169	236,560
PBF Energy, Inc., Class A*	42,788	1,042,744
PDC Energy, Inc.	39,183	2,847,820
Peabody Energy Corp.*	34,708	851,387
Range Resources Corp.*	95,661	2,906,181
Ranger Oil Corp.*	5,890	203,382
Renewable Energy Group, Inc.*	18,577	1,126,695
REX American Resources Corp.*	2,062	205,375
Riley Exploration Permian, Inc.(x)	2,949	73,961
Scorpio Tankers, Inc.	19,291	412,442
SFL Corp. Ltd.	46,814	476,567
SM Energy Co.	47,640	1,855,578
Southwestern Energy Co.*	402,714	2,887,459
Talos Energy, Inc.*	10,276	162,258
Teekay Corp.*	20,539	65,109
Teekay Tankers Ltd., Class A*	7,214	99,842
Tellurian, Inc.(x)*	145,429	770,774
Uranium Energy Corp.(x)*	104,040	477,544
Ur-Energy, Inc.(x)*	53,823	86,117
W&T Offshore, Inc.*	26,153	99,904
Whiting Petroleum Corp.	16,046	1,307,909
World Fuel Services Corp.	26,586	718,885

		58,941,378

Total Energy		72,092,549

Financials (14.5%)
Banks (8.0%)
1st Source Corp.	6,645	307,331
Allegiance Bancshares, Inc.	7,616	340,283
Amalgamated Financial Corp.	5,497	98,781
Amerant Bancorp, Inc.	10,473	330,842
American National Bankshares, Inc.	3,671	138,323
Ameris Bancorp	28,072	1,231,799
Arrow Financial Corp.	4,655	150,915
Associated Banc-Corp.	60,645	1,380,280
Atlantic Union Bankshares Corp.	29,898	1,096,958
Banc of California, Inc.	21,875	423,500
BancFirst Corp.	6,890	573,317
Bancorp, Inc. (The)*	22,141	627,255
Bank First Corp.(x)	2,138	153,915
Bank of Marin Bancorp	4,703	164,934
Bank of NT Butterfield & Son Ltd. (The)	20,084	720,614
BankUnited, Inc.	35,709	1,569,768
Banner Corp.	14,156	828,551
Bar Harbor Bankshares	4,662	133,426
Berkshire Hills Bancorp, Inc.	20,013	579,777
Blue Ridge Bankshares, Inc.	4,793	72,710
Brookline Bancorp, Inc.	34,741	549,603
Business First Bancshares, Inc.	6,333	154,082
Byline Bancorp, Inc.	8,977	239,506
Cadence Bank	70,056	2,049,839
Cambridge Bancorp	2,202	187,170
Camden National Corp.	4,725	222,264
Capital Bancorp, Inc.	3,122	71,369
Capital City Bank Group, Inc.	4,652	122,627
Capstar Financial Holdings, Inc.	6,942	146,337
Carter Bankshares, Inc.*	8,719	151,449
Cathay General Bancorp	29,151	1,304,507
CBTX, Inc.(x)	5,925	183,675
Central Pacific Financial Corp.	11,712	326,765
Citizens & Northern Corp.	5,359	130,652
City Holding Co.	6,814	536,262
Civista Bancshares, Inc.	5,187	125,007
CNB Financial Corp.	5,381	141,628
Coastal Financial Corp.*	3,331	152,393
Columbia Banking System, Inc.	33,598	1,084,207
Community Bank System, Inc.	21,312	1,495,037
Community Trust Bancorp, Inc.	4,675	192,610
ConnectOne Bancorp, Inc.	13,638	436,552
CrossFirst Bankshares, Inc.*	13,745	216,621
Customers Bancorp, Inc.*	12,305	641,583
CVB Financial Corp.	51,306	1,190,812
Dime Community Bancshares, Inc.	14,260	492,968
Eagle Bancorp, Inc.	13,038	743,296
Eastern Bankshares, Inc.	68,110	1,467,089
Enterprise Bancorp, Inc.	3,556	142,667
Enterprise Financial Services Corp.	13,426	635,184
Equity Bancshares, Inc., Class A	4,568	147,592
Farmers National Banc Corp.	10,215	174,268
FB Financial Corp.	13,337	592,430
Fidelity D&D Bancorp, Inc.(x)	1,660	77,074
Financial Institutions, Inc.	5,165	155,621
First Bancorp (Nasdaq Stock Exchange)	12,945	540,713
First Bancorp (Quotrix Stock Exchange)	78,475	1,029,592
First Bancorp, Inc. (The)	3,905	117,462
First Bancshares, Inc. (The)	5,646	190,044
First Bank	6,479	92,131
First Busey Corp.	21,214	537,563
First Commonwealth Financial Corp.	42,053	637,524
First Community Bankshares, Inc.	5,442	153,519
First Financial Bancorp	36,368	838,282
First Financial Bankshares, Inc.	51,609	2,276,989
First Financial Corp.	3,837	166,065
First Foundation, Inc.	18,651	453,033
First Internet Bancorp	3,048	131,094
First Interstate BancSystem, Inc., Class A	34,802	1,279,670
First Merchants Corp.	21,765	905,424
First Mid Bancshares, Inc.	5,301	204,036
First of Long Island Corp. (The)	7,234	140,774
Five Star Bancorp(x)	3,473	98,286
Flushing Financial Corp.	9,213	205,911
Fulton Financial Corp.	62,909	1,045,548
German American Bancorp, Inc.	9,187	349,014
Glacier Bancorp, Inc.	44,131	2,218,907
Great Southern Bancorp, Inc.	3,325	196,208
Guaranty Bancshares, Inc.	2,957	103,495
Hancock Whitney Corp.	35,040	1,827,336
Hanmi Financial Corp.	12,545	308,732
HarborOne Bancorp, Inc.	13,313	186,648
HBT Financial, Inc.	4,534	82,428
Heartland Financial USA, Inc.	15,835	757,388
Heritage Commerce Corp.	16,890	190,013
Heritage Financial Corp.	14,054	352,193
Hilltop Holdings, Inc.	24,484	719,830
Home BancShares, Inc.	61,189	1,382,871
HomeStreet, Inc.	7,710	365,300
HomeTrust Bancshares, Inc.	4,868	143,752
Hope Bancorp, Inc.	44,146	709,868
Horizon Bancorp, Inc.	16,679	311,397
Independent Bank Corp.	6,487	142,714
Independent Bank Corp./MA	18,126	1,480,713
Independent Bank Group, Inc.	14,785	1,052,101
International Bancshares Corp.	21,363	901,732
Investors Bancorp, Inc.	93,097	1,389,938
Lakeland Bancorp, Inc.	24,253	405,025
Lakeland Financial Corp.	9,963	727,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Live Oak Bancshares, Inc.	13,182	$670,832
Macatawa Bank Corp.	10,440	94,064
Mercantile Bank Corp.	4,921	174,302
Meta Financial Group, Inc.	12,258	673,209
Metrocity Bankshares, Inc.	6,492	152,432
Metropolitan Bank Holding Corp.*	3,823	389,067
Mid Penn Bancorp, Inc.	4,654	124,774
Midland States Bancorp, Inc.	6,413	185,079
MidWestOne Financial Group, Inc.	4,863	160,965
MVB Financial Corp.	3,418	141,847
National Bank Holdings Corp., Class A	11,147	449,001
NBT Bancorp, Inc.	18,909	683,182
Nicolet Bankshares, Inc.*	4,885	457,089
Northrim BanCorp, Inc.	2,301	100,255
Northwest Bancshares, Inc.	51,702	698,494
OceanFirst Financial Corp.	24,790	498,279
OFG Bancorp	20,287	540,446
Old National Bancorp	116,531	1,908,778
Old Second Bancorp, Inc.	9,467	137,366
Origin Bancorp, Inc.	8,767	370,756
Orrstown Financial Services, Inc.	4,344	99,608
Pacific Premier Bancorp, Inc.	36,519	1,290,947
Park National Corp.	6,097	801,024
Peapack-Gladstone Financial Corp.	5,737	199,361
Peoples Bancorp, Inc.	10,012	313,476
Peoples Financial Services Corp.	2,555	128,976
Preferred Bank	4,633	343,259
Premier Financial Corp.	15,174	460,227
Primis Financial Corp.	8,021	112,134
QCR Holdings, Inc.	5,956	337,050
RBB Bancorp	5,022	117,967
Red River Bancshares, Inc.	1,741	92,116
Renasant Corp.	23,762	794,839
Republic Bancorp, Inc., Class A	3,279	147,358
Republic First Bancorp, Inc.*	23,017	118,768
S&T Bancorp, Inc.	16,619	491,590
Sandy Spring Bancorp, Inc.	17,726	796,252
Seacoast Banking Corp. of Florida	22,284	780,386
ServisFirst Bancshares, Inc.	19,815	1,888,171
Sierra Bancorp	4,813	120,229
Silvergate Capital Corp., Class A*	10,720	1,614,110
Simmons First National Corp., Class A	44,088	1,155,987
SmartFinancial, Inc.	4,892	125,137
South Plains Financial, Inc.	4,102	109,031
Southern First Bancshares, Inc.*	2,232	113,475
Southside Bancshares, Inc.	14,751	602,283
SouthState Corp.	30,570	2,494,206
Spirit of Texas Bancshares, Inc.	4,531	119,075
Stock Yards Bancorp, Inc.	8,828	467,001
Summit Financial Group, Inc.	4,084	104,510
Texas Capital Bancshares, Inc.*	20,228	1,159,267
Third Coast Bancshares, Inc.(x)*	993	22,938
Tompkins Financial Corp.	6,071	475,177
Towne Bank	26,582	795,865
TriCo Bancshares	12,084	483,723
TriState Capital Holdings, Inc.*	11,568	384,405
Triumph Bancorp, Inc.*	10,333	971,509
Trustmark Corp.	25,475	774,185
UMB Financial Corp.	17,469	1,697,288
United Bankshares, Inc.	53,240	1,857,011
United Community Banks, Inc.	42,242	1,470,022
Univest Financial Corp.	11,205	299,846
Valley National Bancorp	162,421	2,114,721
Veritex Holdings, Inc.	20,944	799,432
Washington Trust Bancorp, Inc.	6,774	355,635
WesBanco, Inc.	24,075	827,217
West BanCorp, Inc.	5,280	143,669
Westamerica Bancorp	11,748	710,754

		95,244,021

Capital Markets (1.4%)
Artisan Partners Asset Management,
Inc., Class A	25,440	1,001,064
AssetMark Financial Holdings, Inc.*	7,573	168,499
Associated Capital Group, Inc., Class A	1,438	60,267
B Riley Financial, Inc.	8,337	583,256
BGC Partners, Inc., Class A	137,978	607,103
Blucora, Inc.*	19,248	376,298
Brightsphere Investment Group, Inc.	18,805	456,021
Cohen & Steers, Inc.	10,805	928,041
Cowen, Inc., Class A	10,327	279,862
Diamond Hill Investment Group, Inc.	946	177,186
Donnelley Financial Solutions, Inc.*	12,033	400,218
Federated Hermes, Inc.	36,849	1,255,077
Focus Financial Partners, Inc., Class A*	24,637	1,126,896
GAMCO Investors, Inc., Class A	2,845	62,903
GCM Grosvenor, Inc., Class A(x)	12,122	117,705
Greenhill & Co., Inc.	3,878	59,993
Hamilton Lane, Inc., Class A	14,480	1,119,159
Houlihan Lokey, Inc.	20,876	1,832,913
Moelis & Co., Class A	25,467	1,195,676
Open Lending Corp., Class A*	42,626	806,058
Oppenheimer Holdings, Inc., Class A	2,574	112,175
Piper Sandler Cos	7,411	972,694
PJT Partners, Inc., Class A	9,507	600,082
Pzena Investment Management, Inc., Class A	7,876	63,165
Sculptor Capital Management, Inc.	7,834	109,128
StepStone Group, Inc., Class A	17,426	576,103
StoneX Group, Inc.*	7,092	526,439
Value Line, Inc.(x)	1,173	78,591
Virtus Investment Partners, Inc.	3,084	740,129
WisdomTree Investments, Inc.(x)	37,172	218,200

		16,610,901

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	1,441	74,629
Curo Group Holdings Corp.	6,514	85,008
Encore Capital Group, Inc.*	10,305	646,433
Enova International, Inc.*	14,911	566,171
EZCORP, Inc., Class A*	17,746	107,186
FirstCash Holdings, Inc.	15,944	1,121,501
Green Dot Corp., Class A*	23,225	638,223
LendingClub Corp.*	40,024	631,579
LendingTree, Inc.*	4,804	574,895
Navient Corp.	64,440	1,098,058
Nelnet, Inc., Class A	7,049	599,094
Oportun Financial Corp.*	5,321	76,409
PRA Group, Inc.*	18,894	851,741
PROG Holdings, Inc.*	23,356	671,952
Regional Management Corp.	2,110	102,483
World Acceptance Corp.*	1,642	315,001

		8,160,363

Diversified Financial Services (0.1%)
Alerus Financial Corp.	4,920	135,989
A-Mark Precious Metals, Inc.	2,506	193,814
Banco Latinoamericano de Comercio
Exterior SA, Class E	9,869	153,759
Cannae Holdings, Inc.*	33,254	795,436

		1,278,998

Insurance (1.8%)
Ambac Financial Group, Inc.*	12,687	131,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
American Equity Investment Life Holding Co.	33,931	$1,354,186
American National Group, Inc.	3,001	567,459
AMERISAFE, Inc.	7,492	372,128
Argo Group International Holdings Ltd.	13,304	549,189
Bright Health Group, Inc.(x)*	103,919	200,564
BRP Group, Inc., Class A*	17,821	478,137
Citizens, Inc.(x)*	19,643	83,286
CNO Financial Group, Inc.	51,536	1,293,038
Crawford & Co., Class A	8,594	64,971
Donegal Group, Inc., Class A	6,320	84,751
eHealth, Inc.*	6,587	81,745
Employers Holdings, Inc.	11,999	492,199
Enstar Group Ltd.*	4,928	1,286,947
Genworth Financial, Inc., Class A*	221,391	836,858
Goosehead Insurance, Inc., Class A	7,332	576,075
Greenlight Capital Re Ltd., Class A*	10,086	71,308
HCI Group, Inc.	1,496	101,997
Heritage Insurance Holdings, Inc.	10,159	72,535
Horace Mann Educators Corp.	18,576	777,034
Investors Title Co.	462	93,883
James River Group Holdings Ltd.	14,919	369,096
Kinsale Capital Group, Inc.	8,594	1,959,604
Maiden Holdings Ltd.*	19,960	48,104
MBIA, Inc.*	12,823	197,346
MetroMile, Inc.*	23,656	31,226
National Western Life Group, Inc., Class A	774	162,850
NI Holdings, Inc.*	4,389	74,437
Palomar Holdings, Inc.*	9,749	623,839
ProAssurance Corp.	22,656	608,993
RLI Corp.	16,364	1,810,349
Safety Insurance Group, Inc.	6,458	586,709
Selective Insurance Group, Inc.	24,496	2,188,963
Selectquote, Inc.*	55,833	155,774
SiriusPoint Ltd.*	30,374	227,198
Stewart Information Services Corp.	11,263	682,650
Tiptree, Inc.	8,646	111,101
Trean Insurance Group, Inc.*	5,159	24,196
Trupanion, Inc.*	15,343	1,367,368
United Fire Group, Inc.	6,514	202,390
United Insurance Holdings Corp.	10,599	35,083
Universal Insurance Holdings, Inc.	9,827	132,566

		21,170,077

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AFC Gamma, Inc. (REIT)	4,164	79,616
Angel Oak Mortgage, Inc. (REIT)(x)	2,672	43,848
Apollo Commercial Real Estate Finance, Inc. (REIT)	60,323	840,299
Arbor Realty Trust, Inc. (REIT)	57,113	974,348
Ares Commercial Real Estate Corp. (REIT)	13,897	215,681
ARMOUR Residential REIT, Inc. (REIT)(x)	35,211	295,772
Blackstone Mortgage Trust, Inc. (REIT), Class A	61,346	1,950,189
BrightSpire Capital, Inc. (REIT)	33,430	309,227
Broadmark Realty Capital, Inc. (REIT)	57,488	497,271
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,670	29,609
Chimera Investment Corp. (REIT)	97,270	1,171,131
Dynex Capital, Inc. (REIT)(x)	10,994	178,103
Ellington Financial, Inc. (REIT)	21,306	378,182
Franklin BSP Realty Trust, Inc. (REIT)	9,805	137,074
Granite Point Mortgage Trust, Inc. (REIT)	14,894	165,621
Great Ajax Corp. (REIT)(x)	7,855	92,139
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	30,672	1,454,773
Invesco Mortgage Capital, Inc. (REIT)(x)	124,317	283,443
KKR Real Estate Finance Trust, Inc. (REIT)	14,273	294,167
Ladder Capital Corp. (REIT)	46,037	546,459
MFA Financial, Inc. (REIT)	175,289	706,415
New York Mortgage Trust, Inc. (REIT)	152,119	555,234
Orchid Island Capital, Inc. (REIT)(x)	37,878	123,103
PennyMac Mortgage Investment Trust (REIT)‡	43,394	732,925
Ready Capital Corp. (REIT)	25,747	387,750
Redwood Trust, Inc. (REIT)	48,081	506,293
TPG RE Finance Trust, Inc. (REIT)	16,735	197,640
Two Harbors Investment Corp. (REIT)	141,007	779,769

		13,926,081

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	22,880	1,061,403
Blue Foundry Bancorp*	7,811	105,839
Bridgewater Bancshares, Inc.*	7,368	122,898
Capitol Federal Financial, Inc.	57,161	621,912
Columbia Financial, Inc.*	15,263	328,307
Enact Holdings, Inc.	3,000	66,750
Essent Group Ltd.	44,980	1,853,626
Federal Agricultural Mortgage Corp., Class C	3,635	394,325
Finance of America Cos., Inc., Class A(x)*	4,376	13,303
Flagstar Bancorp, Inc.	21,614	916,434
FS Bancorp, Inc.	2,942	91,202
Hingham Institution For Savings (The)	404	138,653
Home Bancorp, Inc.	2,756	112,417
Home Point Capital, Inc.(x)	1,741	5,414
Kearny Financial Corp.	26,311	338,886
Luther Burbank Corp.	6,607	87,807
Merchants Bancorp	5,366	146,921
Mr Cooper Group, Inc.*	26,387	1,205,094
NMI Holdings, Inc., Class A*	36,402	750,609
Northfield Bancorp, Inc.	12,305	176,700
Ocwen Financial Corp.*	2,398	56,976
PCSB Financial Corp.	4,988	95,321
PennyMac Financial Services, Inc.‡	12,889	685,695
Pioneer Bancorp, Inc.*	4,038	42,480
Provident Bancorp, Inc.	5,666	91,903
Provident Financial Services, Inc.	32,097	751,070
Radian Group, Inc.	71,434	1,586,549
Southern Missouri Bancorp, Inc.	2,396	119,680
TrustCo Bank Corp.	5,555	177,371
Velocity Financial, Inc.*	2,290	25,053
Walker & Dunlop, Inc.	11,651	1,507,872
Washington Federal, Inc.	26,117	857,160
Waterstone Financial, Inc.	7,260	140,408
WSFS Financial Corp.	25,942	1,209,416

		15,885,454

Total Financials		172,275,895

Health Care (15.0%)
Biotechnology (6.2%)
2seventy bio, Inc.(x)*	9,178	156,577
4D Molecular Therapeutics, Inc.*	7,552	114,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
89bio, Inc.(x)*	5,651	$21,304
ACADIA Pharmaceuticals, Inc.*	48,475	1,174,064
Acumen Pharmaceuticals, Inc.*	7,885	30,830
Adagio Therapeutics, Inc.(x)*	19,006	86,667
Adicet Bio, Inc.(x)*	7,179	143,365
Adverum Biotechnologies, Inc.(x)*	27,025	35,403
Aeglea BioTherapeutics, Inc.*	13,359	30,726
Aerovate Therapeutics, Inc.(x)*	3,645	66,813
Affimed NV*	48,707	212,850
Agenus, Inc.*	85,369	210,008
Agios Pharmaceuticals, Inc.(x)*	22,823	664,378
Akebia Therapeutics, Inc.*	50,007	35,900
Akero Therapeutics, Inc.(x)*	8,765	124,375
Akouos, Inc.(x)*	7,228	34,333
Alaunos Therapeutics, Inc.(x)*	68,568	44,734
Albireo Pharma, Inc.*	8,102	241,683
Aldeyra Therapeutics, Inc.*	14,792	65,750
Alector, Inc.*	21,979	313,201
Aligos Therapeutics, Inc.*	5,664	12,178
Alkermes plc*	64,991	1,709,913
Allakos, Inc.*	13,951	79,521
Allogene Therapeutics, Inc.*	26,499	241,406
Allovir, Inc.*	10,486	70,780
Alpine Immune Sciences, Inc.(x)*	3,317	29,753
Altimmune, Inc.*	11,539	70,272
ALX Oncology Holdings, Inc.*	6,441	108,853
Amicus Therapeutics, Inc.*	104,484	989,463
AnaptysBio, Inc.*	5,191	128,425
Anavex Life Sciences Corp.(x)*	28,314	348,545
Anika Therapeutics, Inc.*	5,522	138,657
Annexon, Inc.*	9,514	25,973
Apellis Pharmaceuticals, Inc.*	31,163	1,583,392
Applied Molecular Transport, Inc.(x)*	10,365	77,945
Applied Therapeutics, Inc.(x)*	6,278	13,247
AquaBounty Technologies, Inc.(x)*	15,810	29,565
Arbutus Biopharma Corp.(x)*	23,352	69,589
Arcellx, Inc.(x)*	2,535	35,541
Arcturus Therapeutics Holdings, Inc.(x)*	8,980	242,101
Arcus Biosciences, Inc.*	19,096	602,670
Arcutis Biotherapeutics, Inc.*	11,108	213,940
Ardelyx, Inc.*	35,857	38,367
Arrowhead Pharmaceuticals, Inc.*	41,337	1,901,089
Atara Biotherapeutics, Inc.*	34,157	317,318
Athenex, Inc.(x)*	33,420	27,722
Athersys, Inc.(x)*	60,989	36,929
Atossa Therapeutics, Inc.(x)*	35,775	44,719
Atreca, Inc., Class A(x)*	8,433	26,733
Aura Biosciences, Inc.(x)*	1,482	32,604
Avalo Therapeutics, Inc.*	16,534	11,982
Avid Bioservices, Inc.*	24,730	503,750
Avidity Biosciences, Inc.*	10,315	190,518
Avita Medical, Inc.(x)*	7,251	61,488
Avrobio, Inc.*	12,404	16,373
Beam Therapeutics, Inc.*	19,865	1,138,264
Beyondspring, Inc.(x)*	10,696	23,531
BioAtla, Inc.*	7,183	35,915
BioCryst Pharmaceuticals, Inc.*	75,341	1,225,045
Biohaven Pharmaceutical Holding Co. Ltd.*	22,322	2,646,720
Biomea Fusion, Inc.(x)*	5,214	23,254
Bioxcel Therapeutics, Inc.(x)*	6,430	134,451
Black Diamond Therapeutics, Inc.*	9,011	24,960
Bluebird Bio, Inc.*	27,538	133,559
Blueprint Medicines Corp.*	23,778	1,518,939
Bolt Biotherapeutics, Inc.(x)*	6,358	17,421
Bridgebio Pharma, Inc.(x)*	42,782	434,237
Brooklyn ImmunoTherapeutics, Inc.(x)*	7,247	14,856
C4 Therapeutics, Inc.*	15,050	365,113
Cardiff Oncology, Inc.(x)*	10,823	26,841
CareDx, Inc.*	21,004	776,938
Caribou Biosciences, Inc.*	14,175	130,126
Catalyst Pharmaceuticals, Inc.*	42,806	354,862
Celcuity, Inc.(x)*	2,311	21,608
Celldex Therapeutics, Inc.*	17,884	609,129
CEL-SCI Corp.(x)*	16,053	63,088
Century Therapeutics, Inc.(x)*	4,829	60,797
Cerevel Therapeutics Holdings, Inc.*	16,153	565,516
ChemoCentryx, Inc.*	22,346	560,214
Chimerix, Inc.*	20,344	93,175
Chinook Therapeutics, Inc.*	14,674	240,067
Clene, Inc.(x)*	6,675	26,299
Clovis Oncology, Inc.(x)*	42,382	85,612
Codiak Biosciences, Inc.*	4,685	29,375
Cogent Biosciences, Inc.(x)*	11,100	83,139
Coherus Biosciences, Inc.(x)*	26,680	344,439
Cortexyme, Inc.(x)*	8,598	53,222
Crinetics Pharmaceuticals, Inc.*	16,029	351,837
Cue Biopharma, Inc.*	13,647	66,597
Cullinan Oncology, Inc.(x)*	10,453	109,443
Curis, Inc.*	26,403	62,839
Cyteir Therapeutics, Inc.(x)*	5,205	19,623
Cytokinetics, Inc.*	31,396	1,155,687
CytomX Therapeutics, Inc.*	31,296	83,560
Day One Biopharmaceuticals, Inc.(x)*	6,339	62,883
Deciphera Pharmaceuticals, Inc.*	18,284	169,493
Denali Therapeutics, Inc.*	36,987	1,189,872
DermTech, Inc.(x)*	10,229	150,162
Design Therapeutics, Inc.(x)*	8,923	144,106
Dynavax Technologies Corp.(x)*	44,744	485,025
Dyne Therapeutics, Inc.(x)*	11,628	112,094
Eagle Pharmaceuticals, Inc.*	4,387	217,113
Editas Medicine, Inc.(x)*	29,465	560,424
Eiger BioPharmaceuticals, Inc.(x)*	11,184	92,827
Eliem Therapeutics, Inc.(x)*	1,957	16,419
Emergent BioSolutions, Inc.*	20,011	821,652
Enanta Pharmaceuticals, Inc.*	8,048	572,857
Entrada Therapeutics, Inc.(x)*	2,208	20,733
Epizyme, Inc.*	39,935	45,925
Erasca, Inc.(x)*	25,912	222,843
Evelo Biosciences, Inc.(x)*	9,218	31,249
Exagen, Inc.(x)*	3,116	25,021
Fate Therapeutics, Inc.*	33,045	1,281,155
FibroGen, Inc.*	34,547	415,255
Finch Therapeutics Group, Inc.(x)*	2,084	10,482
Foghorn Therapeutics, Inc.(x)*	5,775	87,953
Forma Therapeutics Holdings, Inc.*	12,449	115,776
Forte Biosciences, Inc.(x)*	3,384	4,941
Fortress Biotech, Inc.*	23,793	32,358
Frequency Therapeutics, Inc.*	11,788	24,991
G1 Therapeutics, Inc.(x)*	11,041	83,912
Gemini Therapeutics, Inc.(x)*	6,426	8,932
Generation Bio Co.*	17,068	125,279
Geron Corp.(x)*	109,332	148,691
Global Blood Therapeutics, Inc.*	24,786	858,587
Gossamer Bio, Inc.*	24,866	215,837
Graphite Bio, Inc.(x)*	8,226	41,953
Greenwich Lifesciences, Inc.(x)*	1,198	23,505
Gritstone bio, Inc.(x)*	12,326	50,783
GT Biopharma, Inc.(x)*	7,147	20,583
Halozyme Therapeutics, Inc.*	54,868	2,188,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Harpoon Therapeutics, Inc.(x)*	6,627	$32,936
Heron Therapeutics, Inc.(x)*	25,949	148,428
Homology Medicines, Inc.*	19,331	58,766
Hookipa Pharma, Inc.(x)*	6,088	13,881
Humanigen, Inc.(x)*	13,695	41,222
iBio, Inc.(x)*	65,732	28,146
Icosavax, Inc.(x)*	6,738	47,435
Ideaya Biosciences, Inc.*	8,518	95,316
IGM Biosciences, Inc.(x)*	3,782	101,093
Imago Biosciences, Inc.(x)*	5,593	107,777
Immuneering Corp., Class A(x)*	5,294	34,252
Immunic, Inc.(x)*	4,634	52,364
ImmunityBio, Inc.(x)*	45,219	253,679
ImmunoGen, Inc.*	81,460	387,750
Immunovant, Inc.*	24,822	136,769
Impel Neuropharma, Inc.(x)*	1,361	8,670
Infinity Pharmaceuticals, Inc.(x)*	26,185	29,851
Inhibrx, Inc.(x)*	10,810	240,847
Inovio Pharmaceuticals, Inc.(x)*	81,430	292,334
Inozyme Pharma, Inc.(x)*	4,297	17,575
Insmed, Inc.*	49,572	1,164,942
Instil Bio, Inc.(x)*	23,063	247,927
Intellia Therapeutics, Inc.*	27,939	2,030,327
Intercept Pharmaceuticals, Inc.(x)*	11,484	186,845
Ironwood Pharmaceuticals, Inc.*	58,106	730,973
iTeos Therapeutics, Inc.*	5,382	173,193
IVERIC bio, Inc.*	44,828	754,455
Janux Therapeutics, Inc.*	4,946	70,926
Jounce Therapeutics, Inc.*	9,942	67,506
KalVista Pharmaceuticals, Inc.*	8,566	126,263
Karuna Therapeutics, Inc.*	8,787	1,114,104
Karyopharm Therapeutics, Inc.(x)*	30,575	225,338
Keros Therapeutics, Inc.(x)*	5,628	306,051
Kezar Life Sciences, Inc.*	19,153	318,323
Kiniksa Pharmaceuticals Ltd., Class A*	8,127	80,782
Kinnate Biopharma, Inc.(x)*	7,136	80,351
Kodiak Sciences, Inc.*	14,465	111,670
Kronos Bio, Inc.*	15,612	112,875
Krystal Biotech, Inc.*	7,506	499,449
Kura Oncology, Inc.*	26,531	426,618
Kymera Therapeutics, Inc.*	13,194	558,370
Lexicon Pharmaceuticals, Inc.*	20,488	42,820
Ligand Pharmaceuticals, Inc.*	6,003	675,277
Lineage Cell Therapeutics, Inc.(x)*	36,098	55,591
Lyell Immunopharma, Inc.(x)*	58,716	296,516
MacroGenics, Inc.*	24,701	217,616
Madrigal Pharmaceuticals, Inc.*	4,481	439,676
Magenta Therapeutics, Inc.(x)*	16,698	48,424
MannKind Corp.(x)*	98,956	364,158
MEI Pharma, Inc.(x)*	51,601	31,090
MeiraGTx Holdings plc*	12,601	174,524
Mersana Therapeutics, Inc.*	21,047	83,978
MiMedx Group, Inc.(x)*	44,535	209,760
MiNK Therapeutics, Inc.(x)*	548	1,233
Mirum Pharmaceuticals, Inc.*	3,705	81,584
Molecular Templates, Inc.(x)*	13,805	47,627
Monte Rosa Therapeutics, Inc.(x)*	8,051	112,875
Morphic Holding, Inc.*	8,500	341,275
Mustang Bio, Inc.*	21,152	21,363
Myriad Genetics, Inc.*	32,443	817,564
Neoleukin Therapeutics, Inc.(x)*	13,977	26,277
NexImmune, Inc.(x)*	5,384	22,667
Nkarta, Inc.(x)*	6,862	78,090
Nurix Therapeutics, Inc.*	12,487	174,943
Nuvalent, Inc., Class A(x)*	5,106	70,922
Ocugen, Inc.(x)*	76,536	252,569
Olema Pharmaceuticals, Inc.(x)*	10,455	44,538
Omega Therapeutics, Inc.(x)*	6,207	38,732
Oncocyte Corp.(x)*	21,988	32,762
Oncorus, Inc.(x)*	6,130	10,911
Oncternal Therapeutics, Inc.*	13,327	18,525
OPKO Health, Inc.(x)*	168,440	579,434
Organogenesis Holdings, Inc.*	23,554	179,481
ORIC Pharmaceuticals, Inc.*	11,212	59,872
Outlook Therapeutics, Inc.(x)*	31,743	56,503
Oyster Point Pharma, Inc.(x)*	6,167	71,784
Passage Bio, Inc.*	11,306	35,049
PDL BioPharma, Inc.(r)(x)*	24,135	39,749
PMV Pharmaceuticals, Inc.(x)*	6,890	143,450
Portage Biotech, Inc.(x)*	1,012	6,649
Poseida Therapeutics, Inc.*	9,169	41,077
Praxis Precision Medicines, Inc.*	9,574	97,751
Precigen, Inc.(x)*	54,818	115,666
Precision BioSciences, Inc.*	24,476	75,386
Prelude Therapeutics, Inc.(x)*	7,304	50,398
Prometheus Biosciences, Inc.(x)*	11,731	442,963
Protagonist Therapeutics, Inc.*	17,446	413,121
Prothena Corp. plc*	15,252	557,766
PTC Therapeutics, Inc.*	29,456	1,099,003
Puma Biotechnology, Inc.*	9,493	27,340
Pyxis Oncology, Inc.*	2,709	10,944
Radius Health, Inc.*	18,820	166,181
Rallybio Corp.(x)*	5,043	35,200
RAPT Therapeutics, Inc.*	8,538	187,751
Recursion Pharmaceuticals, Inc., Class A(x)*	45,600	326,496
REGENXBIO, Inc.*	16,695	554,107
Relay Therapeutics, Inc.*	26,748	800,568
Reneo Pharmaceuticals, Inc.(x)*	1,695	4,983
Replimune Group, Inc.*	11,905	202,147
REVOLUTION Medicines, Inc.*	22,925	584,817
Rhythm Pharmaceuticals, Inc.*	15,407	177,489
Rigel Pharmaceuticals, Inc.*	47,613	142,363
Rocket Pharmaceuticals, Inc.*	15,768	250,080
Rubius Therapeutics, Inc.*	19,501	107,450
Sana Biotechnology, Inc.(x)*	34,535	285,259
Sangamo Therapeutics, Inc.*	49,704	288,780
Scholar Rock Holding Corp.*	11,098	143,053
Selecta Biosciences, Inc.*	43,990	54,108
Sensei Biotherapeutics, Inc.(x)*	6,073	14,029
Sera Prognostics, Inc., Class A(x)*	1,277	4,840
Seres Therapeutics, Inc.*	26,596	189,363
Sesen Bio, Inc.(x)*	52,076	31,386
Shattuck Labs, Inc.*	8,173	34,817
Sigilon Therapeutics, Inc.*	2,589	3,806
Silverback Therapeutics, Inc.(x)*	5,231	18,361
Solid Biosciences, Inc.*	18,026	21,631
Sorrento Therapeutics, Inc.(x)*	118,534	276,184
Spectrum Pharmaceuticals, Inc.(x)*	65,478	84,467
Spero Therapeutics, Inc.(x)*	7,375	64,162
SpringWorks Therapeutics, Inc.*	11,636	656,736
Spruce Biosciences, Inc.(x)*	2,259	4,541
SQZ Biotechnologies Co.(x)*	6,846	32,929
Stoke Therapeutics, Inc.(x)*	8,819	185,640
Summit Therapeutics, Inc.(x)*	6,392	15,660
Surface Oncology, Inc.*	9,984	29,353
Sutro Biopharma, Inc.*	12,083	99,322
Syndax Pharmaceuticals, Inc.*	18,578	322,886
Syros Pharmaceuticals, Inc.(x)*	18,530	22,051
Talaris Therapeutics, Inc.(x)*	5,402	53,156
Taysha Gene Therapies, Inc.(x)*	6,724	43,840
TCR2 Therapeutics, Inc.*	11,685	32,251
Tenaya Therapeutics, Inc.(x)*	7,967	93,851

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
TG Therapeutics, Inc.*	54,227	$515,699
Tonix Pharmaceuticals Holding Corp.(x)*	98,667	22,713
Travere Therapeutics, Inc.*	23,595	608,043
Trevena, Inc.(x)*	48,843	26,859
Turning Point Therapeutics, Inc.*	18,550	498,067
Twist Bioscience Corp.*	21,884	1,080,632
Tyra Biosciences, Inc.(x)*	2,930	31,351
UroGen Pharma Ltd.(x)*	8,469	73,765
Vanda Pharmaceuticals, Inc.*	21,889	247,565
Vaxart, Inc.(x)*	49,506	249,510
Vaxcyte, Inc.*	17,382	419,775
VBI Vaccines, Inc.(x)*	88,012	146,100
Vera Therapeutics, Inc.(x)*	3,813	89,567
Veracyte, Inc.*	27,902	769,258
Verastem, Inc.*	65,913	92,937
Vericel Corp.*	19,957	762,757
Verve Therapeutics, Inc.(x)*	12,056	275,118
Vigil Neuroscience, Inc.*	1,870	13,146
Viking Therapeutics, Inc.(x)*	28,766	86,298
Vincerx Pharma, Inc.(x)*	3,953	15,812
Vir Biotechnology, Inc.*	24,669	634,487
Viracta Therapeutics, Inc.(x)*	10,823	51,517
VistaGen Therapeutics, Inc.(x)*	57,584	71,404
Vor BioPharma, Inc.*	5,648	34,114
Werewolf Therapeutics, Inc.(x)*	6,856	30,166
XBiotech, Inc.(x)	8,831	76,300
Xencor, Inc.*	23,656	631,142
Xilio Therapeutics, Inc.(x)*	2,337	16,523
XOMA Corp.(x)*	1,795	50,224
Y-mAbs Therapeutics, Inc.*	13,368	158,812
Zentalis Pharmaceuticals, Inc.*	14,485	668,338

		73,776,318

Health Care Equipment & Supplies (3.1%)
Accelerate Diagnostics, Inc.(x)*	16,430	23,659
Accuray, Inc.*	34,565	114,410
Acutus Medical, Inc.(x)*	4,703	6,537
Alphatec Holdings, Inc.*	27,005	310,557
AngioDynamics, Inc.*	15,152	326,374
Apyx Medical Corp.*	8,322	54,343
Artivion, Inc.*	15,963	341,289
Asensus Surgical, Inc.(x)*	71,011	44,510
Aspira Women’s Health, Inc.(x)*	38,695	40,243
AtriCure, Inc.*	17,785	1,167,941
Atrion Corp.	591	421,383
Avanos Medical, Inc.*	21,313	713,985
Axogen, Inc.*	15,680	124,499
Axonics, Inc.*	17,771	1,112,465
BioLife Solutions, Inc.*	5,968	135,653
Bioventus, Inc., Class A*	7,812	110,149
Butterfly Network, Inc.(x)*	59,659	283,977
Cardiovascular Systems, Inc.*	15,932	360,063
Cerus Corp.*	73,560	403,844
ClearPoint Neuro, Inc.(x)*	5,643	58,744
CONMED Corp.(x)	11,673	1,734,024
CryoPort, Inc.*	16,058	560,585
Cue Health, Inc.(x)*	3,447	22,233
Cutera, Inc.*	4,799	331,131
CVRx, Inc.*	2,440	14,616
CytoSorbents Corp.(x)*	22,152	70,665
DarioHealth Corp.(x)*	4,022	23,488
Eargo, Inc.(x)*	5,888	31,147
Glaukos Corp.*	18,602	1,075,568
Haemonetics Corp.*	20,460	1,293,481
Heska Corp.*	3,970	548,972
Inari Medical, Inc.*	13,917	1,261,437
Inogen, Inc.*	7,926	256,961
Integer Holdings Corp.*	13,219	1,065,055
Intersect ENT, Inc.*	13,879	388,751
Invacare Corp.*	10,633	14,992
iRadimed Corp.	4,340	194,606
iRhythm Technologies, Inc.*	11,723	1,846,021
Lantheus Holdings, Inc.*	26,928	1,489,388
LeMaitre Vascular, Inc.	6,865	319,016
LivaNova plc*	21,399	1,751,080
Lucid Diagnostics, Inc.(x)*	1,419	4,768
Meridian Bioscience, Inc.*	17,728	460,219
Merit Medical Systems, Inc.*	20,578	1,368,848
Mesa Laboratories, Inc.	2,181	555,893
Natus Medical, Inc.*	14,205	373,307
Neogen Corp.*	43,923	1,354,585
Neuronetics, Inc.*	7,493	22,704
NeuroPace, Inc.(x)*	2,025	16,625
Nevro Corp.*	14,142	1,022,891
NuVasive, Inc.*	20,541	1,164,675
OraSure Technologies, Inc.*	20,039	135,864
Ortho Clinical Diagnostics Holdings plc*	45,576	850,448
Orthofix Medical, Inc.*	7,800	255,060
OrthoPediatrics Corp.*	4,926	265,955
Outset Medical, Inc.*	18,998	862,509
Paragon 28, Inc.(x)*	2,527	42,302
PAVmed, Inc.(x)*	21,909	28,920
PROCEPT BioRobotics Corp.(x)*	2,014	70,470
Pulmonx Corp.(x)*	10,476	259,909
Pulse Biosciences, Inc.(x)*	6,816	33,126
Quotient Ltd.(x)*	24,893	29,872
Retractable Technologies, Inc.(x)*	5,169	24,553
RxSight, Inc.(x)*	4,888	60,513
SeaSpine Holdings Corp.*	14,149	172,052
Senseonics Holdings, Inc.(x)*	170,980	336,831
Shockwave Medical, Inc.*	13,914	2,885,207
SI-BONE, Inc.*	13,173	297,710
Sientra, Inc.(x)*	35,195	78,133
Sight Sciences, Inc.(x)*	6,224	71,949
Silk Road Medical, Inc.*	14,870	613,982
STAAR Surgical Co.*	19,344	1,545,779
Stereotaxis, Inc.*	15,382	57,375
Surmodics, Inc.*	5,269	238,844
Tactile Systems Technology, Inc.*	7,743	156,099
Talis Biomedical Corp.(x)*	4,438	6,258
TransMedics Group, Inc.*	9,523	256,550
Treace Medical Concepts, Inc.*	11,582	219,016
Utah Medical Products, Inc.	1,555	139,732
Vapotherm, Inc.*	9,741	135,400
Varex Imaging Corp.*	15,038	320,159
ViewRay, Inc.*	58,361	228,775
Zynex, Inc.(x)	6,518	40,607

		37,512,316

Health Care Providers & Services (2.8%)
1Life Healthcare, Inc.*	47,332	524,439
Accolade, Inc.*	20,793	365,125
AdaptHealth Corp.*	30,424	487,697
Addus HomeCare Corp.*	6,691	624,203
Agiliti, Inc.*	12,034	253,917
AirSculpt Technologies, Inc.(x)*	1,847	25,267
Alignment Healthcare, Inc.*	34,589	388,434
AMN Healthcare Services, Inc.*	18,951	1,977,158
Apollo Medical Holdings, Inc.(x)*	15,105	732,139
Aveanna Healthcare Holdings, Inc.(x)*	22,184	75,647
Biodesix, Inc.(x)*	3,534	5,972
Brookdale Senior Living, Inc.*	79,478	560,320
Castle Biosciences, Inc.*	8,673	389,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Community Health Systems, Inc.*	46,724	$554,614
CorVel Corp.*	3,623	610,258
Covetrus, Inc.*	45,044	756,289
Cross Country Healthcare, Inc.*	12,840	278,243
Ensign Group, Inc. (The)	20,783	1,870,678
Fulgent Genetics, Inc.(x)*	8,313	518,814
Hanger, Inc.*	13,854	253,944
HealthEquity, Inc.*	33,299	2,245,684
InfuSystem Holdings, Inc.*	5,312	52,058
Innovage Holding Corp.(x)*	5,418	34,783
Invitae Corp.*	82,475	657,326
Joint Corp. (The)*	5,592	197,901
LHC Group, Inc.*	12,057	2,032,810
LifeStance Health Group, Inc.(x)*	29,931	302,602
MEDNAX, Inc.*	30,816	723,560
ModivCare, Inc.*	5,263	607,298
National HealthCare Corp.	5,202	365,336
National Research Corp.	6,112	242,341
Ontrak, Inc.*	2,729	6,181
Option Care Health, Inc.*	62,996	1,799,166
Owens & Minor, Inc.	28,728	1,264,606
Patterson Cos., Inc.	34,010	1,100,904
Pennant Group, Inc. (The)*	10,962	204,222
PetIQ, Inc.*	10,699	261,056
Privia Health Group, Inc.*	14,583	389,804
Progyny, Inc.*	25,880	1,330,232
R1 RCM, Inc.*	48,811	1,306,182
RadNet, Inc.*	17,301	387,023
Select Medical Holdings Corp.	44,812	1,075,040
Sharps Compliance Corp.(x)*	4,491	26,497
SOC Telemed, Inc.(x)*	16,925	50,606
Surgery Partners, Inc.*	12,827	706,126
Tenet Healthcare Corp.*	42,101	3,619,002
Tivity Health, Inc.*	16,792	540,199
US Physical Therapy, Inc.	5,462	543,196
Viemed Healthcare, Inc.(x)*	15,820	78,784

		33,402,754

Health Care Technology (0.9%)
Allscripts Healthcare Solutions, Inc.*	49,261	1,109,358
American Well Corp., Class A*	75,729	318,819
Computer Programs and Systems, Inc.*	6,547	225,544
Convey Health Solutions Holdings, Inc.*	3,677	24,048
Evolent Health, Inc., Class A*	31,867	1,029,304
Forian, Inc.(x)*	5,260	36,610
Health Catalyst, Inc.*	19,788	517,060
HealthStream, Inc.*	9,865	196,511
iCAD, Inc.(x)*	7,853	35,024
Inspire Medical Systems, Inc.*	10,695	2,745,299
Multiplan Corp.(x)*	135,604	634,627
NantHealth, Inc.(x)*	7,572	5,706
NextGen Healthcare, Inc.*	22,557	471,667
Omnicell, Inc.*	17,621	2,281,743
OptimizeRx Corp.*	6,214	234,330
Phreesia, Inc.*	19,996	527,094
Schrodinger, Inc.*	18,388	627,399
Simulations Plus, Inc.	5,363	273,406
Tabula Rasa HealthCare, Inc.(x)*	9,766	56,252

		11,349,801

Life Sciences Tools & Services (0.6%)
Absci Corp.(x)*	15,493	130,606
Akoya Biosciences, Inc.(x)*	4,111	45,180
Alpha Teknova, Inc.(x)*	1,799	24,844
Berkeley Lights, Inc.*	19,652	139,726
Bionano Genomics, Inc.(x)*	113,813	293,638
ChromaDex Corp.(x)*	14,330	35,252
Codex DNA, Inc.(x)*	2,180	11,707
Codexis, Inc.*	22,875	471,682
Cytek Biosciences, Inc.(x)*	38,621	416,334
Fluidigm Corp.(x)*	39,460	141,661
Harvard Bioscience, Inc.(x)*	11,572	71,862
Inotiv, Inc.(x)*	4,856	127,130
IsoPlexis Corp.(x)*	2,364	8,109
MaxCyte, Inc.(x)*	27,847	194,651
Medpace Holdings, Inc.*	11,723	1,917,766
NanoString Technologies, Inc.*	18,842	654,759
NeoGenomics, Inc.*	46,199	561,318
Pacific Biosciences of California, Inc.*	80,576	733,242
Personalis, Inc.*	14,483	118,616
Quanterix Corp.*	11,949	348,791
Rapid Micro Biosystems, Inc., Class A*	4,423	30,032
Seer, Inc.(x)*	15,534	236,738
Singular Genomics Systems, Inc.(x)*	13,127	82,831

		6,796,475

Pharmaceuticals (1.4%)
9 Meters Biopharma, Inc.(x)*	63,369	37,977
Aclaris Therapeutics, Inc.(x)*	22,013	379,504
Aerie Pharmaceuticals, Inc.*	16,726	152,207
Amneal Pharmaceuticals, Inc.*	48,472	202,128
Amphastar Pharmaceuticals, Inc.*	14,314	513,873
Ampio Pharmaceuticals, Inc.(x)*	56,735	26,665
Amylyx Pharmaceuticals, Inc.*	2,672	34,335
Angion Biomedica Corp.(x)*	5,756	12,203
ANI Pharmaceuticals, Inc.*	2,883	81,041
Antares Pharma, Inc.*	67,818	278,054
Arvinas, Inc.*	18,697	1,258,308
Atea Pharmaceuticals, Inc.*	26,198	189,150
Athira Pharma, Inc.(x)*	9,815	132,503
Axsome Therapeutics, Inc.*	10,810	447,426
Cara Therapeutics, Inc.*	17,868	217,096
Cassava Sciences, Inc.(x)*	15,484	575,076
CinCor Pharma, Inc.*	3,233	56,707
Citius Pharmaceuticals, Inc.(x)*	34,581	61,900
Collegium Pharmaceutical, Inc.*	15,493	315,437
Corcept Therapeutics, Inc.*	39,360	886,387
CorMedix, Inc.(x)*	11,577	63,442
Cymabay Therapeutics, Inc.*	34,493	107,273
DICE Therapeutics, Inc.(x)*	3,630	69,442
Durect Corp.(x)*	66,326	44,432
Edgewise Therapeutics, Inc.(x)*	12,843	124,577
Endo International plc*	88,655	204,793
Esperion Therapeutics, Inc.(x)*	19,797	91,858
Evolus, Inc.(x)*	9,855	110,573
EyePoint Pharmaceuticals, Inc.(x)*	6,943	84,357
Fulcrum Therapeutics, Inc.(x)*	12,619	298,439
Harmony Biosciences Holdings, Inc.*	8,802	428,217
Ikena Oncology, Inc.(x)*	7,177	43,780
Innoviva, Inc.*	15,185	293,830
Intra-Cellular Therapies, Inc.*	31,466	1,925,405
Kala Pharmaceuticals, Inc.(x)*	15,031	20,743
Kaleido Biosciences, Inc.(x)*	5,719	9,436
KemPharm, Inc.(x)*	8,670	43,610
Landos Biopharma, Inc.*	606	894
Marinus Pharmaceuticals, Inc.(x)*	15,370	143,709
Mind Medicine MindMed, Inc.(x)*	130,554	144,915
NGM Biopharmaceuticals, Inc.*	8,286	126,361
Nuvation Bio, Inc.(x)*	62,674	329,665
Ocular Therapeutix, Inc.*	31,561	156,227
Omeros Corp.(x)*	24,703	148,465
Oramed Pharmaceuticals, Inc.(x)*	10,396	89,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pacira BioSciences, Inc.*	17,508	$1,336,211
Paratek Pharmaceuticals, Inc.(x)*	14,323	42,539
Phathom Pharmaceuticals, Inc.*	8,132	110,677
Phibro Animal Health Corp., Class A	8,197	163,530
Pliant Therapeutics, Inc.*	7,457	52,274
Prestige Consumer Healthcare, Inc.*	20,058	1,061,871
Provention Bio, Inc.(x)*	22,455	164,371
Rain Therapeutics, Inc.(x)*	4,096	20,767
Reata Pharmaceuticals, Inc., Class A(x)*	11,209	367,207
Relmada Therapeutics, Inc.*	9,222	248,902
Revance Therapeutics, Inc.*	28,161	549,139
Seelos Therapeutics, Inc.(x)*	22,918	19,201
SIGA Technologies, Inc.*	23,845	169,061
Supernus Pharmaceuticals, Inc.*	21,989	710,684
Tarsus Pharmaceuticals, Inc.(x)*	2,560	43,059
Terns Pharmaceuticals, Inc.*	2,920	8,672
TherapeuticsMD, Inc.*	110,223	41,885
Theravance Biopharma, Inc.(x)*	21,397	204,555
Theseus Pharmaceuticals, Inc.(x)*	2,542	29,309
Ventyx Biosciences, Inc.(x)*	2,440	33,111
Verrica Pharmaceuticals, Inc.(x)*	8,315	67,435
WaVe Life Sciences Ltd.*	11,464	22,928

		16,429,733

Total Health Care		179,267,397

Industrials (14.1%)
Aerospace & Defense (0.7%)
AAR Corp.*	13,882	672,305
Aerojet Rocketdyne Holdings, Inc.*	30,475	1,199,191
AeroVironment, Inc.*	9,565	900,449
AerSale Corp.(x)*	4,418	69,451
Astronics Corp.*	7,056	91,234
Byrna Technologies, Inc.(x)*	5,328	43,530
Cadre Holdings, Inc.(x)	1,772	43,520
Ducommun, Inc.*	3,132	164,085
Kaman Corp.	11,017	479,019
Kratos Defense & Security Solutions, Inc.*	53,699	1,099,756
Maxar Technologies, Inc.	30,395	1,199,387
Moog, Inc., Class A	11,599	1,018,392
National Presto Industries, Inc.	1,526	117,426
Park Aerospace Corp.(x)	5,706	74,463
Parsons Corp.*	10,635	411,575
Triumph Group, Inc.*	24,256	613,192
Vectrus, Inc.*	3,212	115,182

		8,312,157

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	25,611	856,688
Atlas Air Worldwide Holdings, Inc.*	11,463	990,059
Forward Air Corp.	11,261	1,101,101
Hub Group, Inc., Class A*	14,277	1,102,327
Radiant Logistics, Inc.*	12,443	79,262

		4,129,437

Airlines (0.3%)
Allegiant Travel Co.*	6,131	995,613
Frontier Group Holdings, Inc.(x)*	17,904	202,852
Hawaiian Holdings, Inc.*	20,281	399,536
Mesa Air Group, Inc.*	9,551	42,025
SkyWest, Inc.*	21,281	613,957
Spirit Airlines, Inc.(x)*	41,606	909,923
Sun Country Airlines Holdings, Inc.*	12,085	316,385

		3,480,291

Building Products (1.1%)
AAON, Inc.	16,706	931,025
American Woodmark Corp.*	7,113	348,181
Apogee Enterprises, Inc.	9,552	453,338
Caesarstone Ltd.(x)	6,603	69,464
Cornerstone Building Brands, Inc.*	22,456	546,130
CSW Industrials, Inc.	6,317	742,816
Gibraltar Industries, Inc.*	14,499	622,732
Griffon Corp.	21,187	424,376
Insteel Industries, Inc.	5,231	193,495
JELD-WEN Holding, Inc.*	36,146	733,041
Masonite International Corp.*	9,840	875,170
PGT Innovations, Inc.*	22,606	406,456
Quanex Building Products Corp.	9,536	200,161
Resideo Technologies, Inc.*	60,699	1,446,457
Simpson Manufacturing Co., Inc.	17,288	1,885,083
UFP Industries, Inc.	24,766	1,910,944
View, Inc.(x)*	27,342	50,309
Zurn Water Solutions Corp.	49,923	1,767,274

		13,606,452

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	26,758	1,231,938
ACCO Brands Corp.	36,974	295,792
Aris Water Solution, Inc., Class A	5,423	98,699
Brady Corp., Class A	18,718	866,082
BrightView Holdings, Inc.*	16,228	220,863
Brink’s Co. (The)	19,867	1,350,956
Casella Waste Systems, Inc., Class A*	19,513	1,710,314
CECO Environmental Corp.*	10,571	58,035
Cimpress plc*	7,900	502,361
CompX International, Inc.	901	21,192
CoreCivic, Inc.*	50,889	568,430
Deluxe Corp.	18,729	566,365
Ennis, Inc.	7,113	131,377
GEO Group, Inc. (The) (REIT)(x)*	33,531	221,640
Harsco Corp.*	32,535	398,228
Healthcare Services Group, Inc.	32,598	605,345
Heritage-Crystal Clean, Inc.*	4,508	133,482
HNI Corp.	17,901	663,232
Interface, Inc.	22,751	308,731
KAR Auction Services, Inc.*	48,005	866,490
Kimball International, Inc., Class B	10,064	85,041
Matthews International Corp., Class A	11,354	367,415
MillerKnoll, Inc.	29,560	1,021,594
Montrose Environmental Group, Inc.*	10,244	542,215
NL Industries, Inc.	5,556	39,948
Pitney Bowes, Inc.	62,379	324,371
SP Plus Corp.*	6,448	202,209
Steelcase, Inc., Class A	35,094	419,373
Team, Inc.*	8,827	19,508
Tetra Tech, Inc.	21,694	3,578,208
UniFirst Corp.	5,980	1,101,994
US Ecology, Inc.*	11,923	570,873
Viad Corp.*	5,659	201,687
VSE Corp.	3,150	145,184

		19,439,172

Construction & Engineering (1.5%)
Ameresco, Inc., Class A*	12,623	1,003,529
API Group Corp.*	79,445	1,670,728
Arcosa, Inc.	19,116	1,094,391
Argan, Inc.	3,979	161,508
Comfort Systems USA, Inc.	14,121	1,256,910
Concrete Pumping Holdings, Inc.(x)*	9,780	65,526
Construction Partners, Inc., Class A*	14,598	382,176
Dycom Industries, Inc.*	12,375	1,178,843
EMCOR Group, Inc.	21,289	2,397,780
Fluor Corp.*	56,386	1,617,714
Granite Construction, Inc.	19,406	636,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Great Lakes Dredge & Dock Corp.*	25,649	$359,856
IES Holdings, Inc.*	2,632	105,806
Infrastructure and Energy Alternatives, Inc.*	7,644	90,581
INNOVATE Corp.(x)*	13,992	51,631
Matrix Service Co.*	8,765	72,048
MYR Group, Inc.*	6,902	649,064
Northwest Pipe Co.*	2,998	76,299
NV5 Global, Inc.*	5,291	705,290
Primoris Services Corp.	22,189	528,542
Sterling Construction Co., Inc.*	11,053	296,220
Tutor Perini Corp.*	11,499	124,189
WillScot Mobile Mini Holdings Corp.*	84,542	3,308,128

		17,833,276

Electrical Equipment (0.9%)
Advent Technologies Holdings, Inc.(x)*	8,897	20,641
Allied Motion Technologies, Inc.	3,526	105,216
American Superconductor Corp.*	8,353	63,566
Array Technologies, Inc.*	51,913	585,060
Atkore, Inc.*	17,904	1,762,470
AZZ, Inc.	11,189	539,757
Babcock & Wilcox Enterprises, Inc.*	15,469	126,227
Beam Global(x)*	2,642	54,029
Blink Charging Co.(x)*	15,023	397,509
Bloom Energy Corp., Class A*	57,336	1,384,664
Encore Wire Corp.	8,344	951,800
EnerSys	17,226	1,284,543
Eos Energy Enterprises, Inc.(x)*	11,378	47,560
FTC Solar, Inc.(x)*	11,405	56,227
FuelCell Energy, Inc.(x)*	146,075	841,392
GrafTech International Ltd.	77,754	747,993
Powell Industries, Inc.	2,538	49,288
Preformed Line Products Co.	922	58,473
Romeo Power, Inc.(x)*	27,263	40,622
Stem, Inc.(x)*	45,255	498,258
Thermon Group Holdings, Inc.*	9,185	148,797
TPI Composites, Inc.*	14,300	201,058
Vicor Corp.*	8,986	633,962

		10,599,112

Machinery (3.4%)
AgEagle Aerial Systems, Inc.(x)*	20,297	24,153
Alamo Group, Inc.	4,071	585,369
Albany International Corp., Class A	12,141	1,023,729
Altra Industrial Motion Corp.	26,614	1,036,083
Astec Industries, Inc.	9,273	398,739
Barnes Group, Inc.	18,944	761,359
Blue Bird Corp.*	4,967	93,479
Chart Industries, Inc.*	14,530	2,495,818
CIRCOR International, Inc.*	5,184	137,998
Columbus McKinnon Corp.	11,650	493,960
Commercial Vehicle Group, Inc.*	9,565	80,824
Desktop Metal, Inc., Class A(x)*	62,792	297,634
Douglas Dynamics, Inc.	9,196	318,090
Energy Recovery, Inc.*	16,439	331,081
Enerpac Tool Group Corp.	25,055	548,454
EnPro Industries, Inc.	8,785	858,558
ESCO Technologies, Inc.	11,178	781,566
Evoqua Water Technologies Corp.*	45,929	2,157,744
Federal Signal Corp.	25,296	853,740
Franklin Electric Co., Inc.	18,588	1,543,548
Gorman-Rupp Co. (The)	9,166	328,876
Greenbrier Cos., Inc. (The)	13,227	681,323
Helios Technologies, Inc.	13,628	1,093,647
Hillenbrand, Inc.	29,241	1,291,575
Hydrofarm Holdings Group, Inc.(x)*	16,165	244,900
Hyliion Holdings Corp.(x)*	32,259	142,907
Hyster-Yale Materials Handling, Inc.	2,784	92,457
Ideanomics, Inc.(x)*	187,384	209,870
John Bean Technologies Corp.	12,953	1,534,542
Kadant, Inc.	4,742	920,849
Kennametal, Inc.	33,201	949,881
Lindsay Corp.	4,550	714,396
Luxfer Holdings plc	7,277	122,254
Manitowoc Co., Inc. (The)*	9,193	138,630
Mayville Engineering Co., Inc.*	2,682	25,130
Meritor, Inc.*	26,930	957,900
Miller Industries, Inc.	3,346	94,223
Mueller Industries, Inc.	23,726	1,285,237
Mueller Water Products, Inc., Class A	64,802	837,242
Nikola Corp.(x)*	88,959	952,751
NN, Inc.*	12,843	36,988
Omega Flex, Inc.	1,065	138,312
Park-Ohio Holdings Corp.	2,884	40,578
Proto Labs, Inc.*	12,071	638,556
RBC Bearings, Inc.*	10,953	2,123,568
REV Group, Inc.	9,799	131,307
Shyft Group, Inc. (The)	15,088	544,828
SPX Corp.*	18,058	892,246
SPX FLOW, Inc.	16,969	1,463,067
Standex International Corp.	4,834	483,013
Tennant Co.	7,993	629,848
Terex Corp.	27,172	968,954
Titan International, Inc.*	14,236	209,696
Trinity Industries, Inc.	32,424	1,114,089
Wabash National Corp.	19,426	288,282
Watts Water Technologies, Inc., Class A	11,348	1,584,067
Welbilt, Inc.*	54,538	1,295,277

		40,023,192

Marine (0.2%)
Costamare, Inc.	21,311	363,352
Eagle Bulk Shipping, Inc.(x)	2,579	175,656
Genco Shipping & Trading Ltd.	8,953	211,470
Matson, Inc.	16,489	1,988,903
Safe Bulkers, Inc.	17,016	80,996

		2,820,377

Professional Services (1.7%)
Acacia Research Corp.*	14,960	67,470
ASGN, Inc.*	20,127	2,349,022
Atlas Technical Consultants, Inc.(x)*	3,832	46,137
Barrett Business Services, Inc.	2,084	161,447
CBIZ, Inc.*	19,360	812,539
CRA International, Inc.	2,011	169,447
Exponent, Inc.	21,099	2,279,747
First Advantage Corp.(x)*	21,840	440,950
Forrester Research, Inc.*	3,245	183,083
Franklin Covey Co.*	3,609	163,199
Heidrick & Struggles International, Inc.	7,703	304,885
HireQuest, Inc.(x)	1,280	24,474
HireRight Holdings Corp.(x)*	6,250	106,875
Huron Consulting Group, Inc.*	9,312	426,583
ICF International, Inc.	7,635	718,759
Insperity, Inc.	14,733	1,479,488
KBR, Inc.	56,212	3,076,483
Kelly Services, Inc., Class A	9,812	212,822
Kforce, Inc.	8,349	617,576
Korn Ferry	22,309	1,448,746
ManTech International Corp., Class A	10,891	938,695
Mistras Group, Inc.*	5,977	39,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Resources Connection, Inc.	9,011	$154,449
Sterling Check Corp.*	7,220	190,825
TriNet Group, Inc.(x)*	16,398	1,612,907
TrueBlue, Inc.*	13,844	399,953
Upwork, Inc.*	48,185	1,119,819
Willdan Group, Inc.*	3,450	105,880

		19,651,768

Road & Rail (0.8%)
ArcBest Corp.	10,955	881,878
Avis Budget Group, Inc.*	16,378	4,312,327
Covenant Logistics Group, Inc.	3,374	72,642
Daseke, Inc.*	10,454	105,272
Heartland Express, Inc.	12,923	181,827
HyreCar, Inc.(x)*	5,302	12,619
Marten Transport Ltd.	23,195	411,943
PAM Transportation Services, Inc.*	1,976	68,666
Saia, Inc.*	10,545	2,571,082
Universal Logistics Holdings, Inc.	2,134	43,000
US Xpress Enterprises, Inc., Class A*	8,522	33,065
Werner Enterprises, Inc.	24,205	992,405
Yellow Corp.*	14,984	105,038

		9,791,764

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc.*	4,701	58,104
Applied Industrial Technologies, Inc.	15,385	1,579,424
Beacon Roofing Supply, Inc.*	22,831	1,353,422
BlueLinx Holdings, Inc.*	3,668	263,656
Boise Cascade Co.	15,578	1,082,204
Custom Truck One Source, Inc.(x)*	21,025	176,400
DXP Enterprises, Inc.*	4,823	130,655
EVI Industries, Inc.(x)*	1,893	35,191
GATX Corp.	14,743	1,818,254
Global Industrial Co.	4,349	140,168
GMS, Inc.*	16,915	841,859
H&E Equipment Services, Inc.	13,635	593,395
Herc Holdings, Inc.	10,056	1,680,257
Karat Packaging, Inc.*	1,102	21,875
Lawson Products, Inc.*	1,841	70,952
McGrath RentCorp	10,218	868,326
MRC Global, Inc.*	31,937	380,370
NOW, Inc.*	43,902	484,239
Rush Enterprises, Inc., Class A	17,571	894,540
Rush Enterprises, Inc., Class B	2,252	108,884
Textainer Group Holdings Ltd.	17,848	679,473
Titan Machinery, Inc.*	5,246	148,252
Transcat, Inc.*	2,190	177,697
Triton International Ltd.	26,804	1,881,105
Veritiv Corp.*	5,799	774,688
WESCO International, Inc.*	18,055	2,349,678
Willis Lease Finance Corp.*	1,092	35,151

		18,628,219

Total Industrials		168,315,217

Information Technology (12.5%)
Communications Equipment (0.6%)
ADTRAN, Inc.	19,735	364,111
Aviat Networks, Inc.*	2,333	71,786
CalAmp Corp.(x)*	11,066	80,892
Calix, Inc.*	23,679	1,016,066
Cambium Networks Corp.*	2,726	64,443
Casa Systems, Inc.*	9,821	44,391
Clearfield, Inc.*	3,242	211,443
Comtech Telecommunications Corp.	7,020	110,144
Digi International, Inc.*	9,677	208,249
DZS, Inc.*	5,068	70,293
EMCORE Corp.*	10,913	40,378
Extreme Networks, Inc.*	52,759	644,187
Harmonic, Inc.*	35,900	333,511
Infinera Corp.*	73,237	634,965
Inseego Corp.(x)*	25,491	103,239
KVH Industries, Inc.*	4,941	44,963
NETGEAR, Inc.*	10,774	265,902
NetScout Systems, Inc.*	30,390	974,911
Plantronics, Inc.*	17,305	681,817
Ribbon Communications, Inc.*	21,498	66,429
Viavi Solutions, Inc.*	97,672	1,570,566

		7,602,686

Electronic Equipment, Instruments & Components (2.1%)
908 Devices, Inc.(x)*	5,833	110,885
Advanced Energy Industries, Inc.	15,650	1,347,152
Aeva Technologies, Inc.(x)*	29,169	126,302
Akoustis Technologies, Inc.(x)*	13,248	86,112
Arlo Technologies, Inc.*	33,534	297,111
Badger Meter, Inc.	11,537	1,150,354
Belden, Inc.	18,868	1,045,287
Benchmark Electronics, Inc.	13,794	345,402
CTS Corp.	13,473	476,136
Daktronics, Inc.*	10,869	41,737
ePlus, Inc.*	11,817	662,461
Fabrinet*	14,704	1,545,832
FARO Technologies, Inc.*	8,045	417,696
Identiv, Inc.*	6,106	98,734
II-VI, Inc.(x)*	41,907	3,037,838
Insight Enterprises, Inc.*	14,014	1,503,983
Iteris, Inc.(x)*	16,028	47,763
Itron, Inc.*	19,208	1,011,877
Kimball Electronics, Inc.*	6,405	128,036
Knowles Corp.*	36,385	783,369
Luna Innovations, Inc.(x)*	9,418	72,613
Methode Electronics, Inc.	15,139	654,762
MicroVision, Inc.(x)*	65,566	306,193
Napco Security Technologies, Inc.*	8,472	173,846
nLight, Inc.*	16,847	292,127
Novanta, Inc.*	14,434	2,053,814
OSI Systems, Inc.*	7,506	638,911
Ouster, Inc.(x)*	35,552	159,984
PAR Technology Corp.(x)*	9,338	376,695
PC Connection, Inc.	3,090	161,885
Plexus Corp.*	11,249	920,281
Rogers Corp.*	7,431	2,019,003
Sanmina Corp.*	25,579	1,033,903
ScanSource, Inc.*	9,946	346,021
TTM Technologies, Inc.*	44,773	663,536
Velodyne Lidar, Inc.(x)*	21,534	55,127
Vishay Intertechnology, Inc.	56,875	1,114,750
Vishay Precision Group, Inc.*	4,298	138,181

		25,445,699

IT Services (1.4%)
BigCommerce Holdings, Inc.*	19,503	427,311
Brightcove, Inc.*	12,056	94,037
Cantaloupe, Inc.*	16,239	109,938
Cass Information Systems, Inc.	4,589	169,380
Conduent, Inc.*	46,141	238,088
CSG Systems International, Inc.	12,737	809,691
DigitalOcean Holdings, Inc.*	20,198	1,168,454
Evertec, Inc.	24,022	983,220
Evo Payments, Inc., Class A*	16,642	384,264
ExlService Holdings, Inc.*	13,109	1,878,126
Flywire Corp.*	23,070	705,481
GreenBox POS(x)*	5,194	21,919
Grid Dynamics Holdings, Inc.*	17,966	252,961
Hackett Group, Inc. (The)	7,745	178,600
I3 Verticals, Inc., Class A*	6,227	173,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
IBEX Holdings Ltd.*	1,805	$28,772
International Money Express, Inc.*	9,014	185,779
Limelight Networks, Inc.*	34,826	181,792
LiveRamp Holdings, Inc.*	26,221	980,403
MAXIMUS, Inc.	24,250	1,817,538
MoneyGram International, Inc.*	35,456	374,415
Paya Holdings, Inc.*	24,762	145,105
Perficient, Inc.*	13,810	1,520,343
Priority Technology Holdings, Inc.(x)*	2,281	13,116
Rackspace Technology, Inc.(x)*	15,202	169,654
Remitly Global, Inc.*	2,812	27,754
Repay Holdings Corp.*	33,511	494,957
StarTek, Inc.*	6,149	27,240
TTEC Holdings, Inc.	7,652	631,443
Tucows, Inc., Class A(x)*	2,846	194,382
Unisys Corp.*	28,740	621,071
Verra Mobility Corp.*	64,518	1,050,353

		16,059,071

Semiconductors & Semiconductor Equipment (3.1%)
Alpha & Omega Semiconductor Ltd.*	8,506	464,853
Ambarella, Inc.*	14,149	1,484,513
Amkor Technology, Inc.	41,933	910,785
Atomera, Inc.(x)*	5,316	69,427
Axcelis Technologies, Inc.*	13,083	988,159
AXT, Inc.*	12,358	86,753
CEVA, Inc.*	9,186	373,411
CMC Materials, Inc.	11,752	2,178,821
Cohu, Inc.*	18,133	536,737
Credo Technology Group Holding Ltd.(x)*	6,145	93,588
Diodes, Inc.*	17,564	1,527,892
FormFactor, Inc.*	30,874	1,297,634
Ichor Holdings Ltd.*	10,781	384,019
Impinj, Inc.*	7,850	498,789
Kopin Corp.(x)*	23,507	59,473
Kulicke & Soffa Industries, Inc.	24,865	1,392,937
Lattice Semiconductor Corp.*	53,925	3,286,729
MACOM Technology Solutions Holdings, Inc.*	20,563	1,231,107
MaxLinear, Inc.*	29,272	1,708,021
Meta Materials, Inc.(x)*	82,973	138,565
NeoPhotonics Corp.*	20,542	312,444
NVE Corp.	1,328	72,336
Onto Innovation, Inc.*	19,285	1,675,674
PDF Solutions, Inc.*	11,928	332,433
Photronics, Inc.*	23,687	401,968
Power Integrations, Inc.	24,605	2,280,392
Rambus, Inc.*	43,134	1,375,543
Semtech Corp.*	25,794	1,788,556
Silicon Laboratories, Inc.*	15,255	2,291,301
SiTime Corp.*	6,384	1,582,083
SkyWater Technology, Inc.(x)*	2,329	25,223
SMART Global Holdings, Inc.*	17,798	459,722
SunPower Corp.(x)*	32,500	698,100
Synaptics, Inc.*	15,631	3,118,385
Ultra Clean Holdings, Inc.*	19,385	821,730
Veeco Instruments, Inc.*	19,610	533,196

		36,481,299

Software (5.1%)
8x8, Inc.*	49,298	620,662
A10 Networks, Inc.	23,986	334,605
ACI Worldwide, Inc.*	48,132	1,515,677
Agilysys, Inc.*	8,279	330,167
Alarm.com Holdings, Inc.*	19,179	1,274,636
Alkami Technology, Inc.*	7,542	107,926
Altair Engineering, Inc., Class A*	19,589	1,261,532
American Software, Inc., Class A	8,762	182,600
Appfolio, Inc., Class A*	7,913	895,831
Appian Corp.*	16,263	989,116
Arteris, Inc.(x)*	1,199	15,587
Asana, Inc., Class A(x)*	29,785	1,190,506
Avaya Holdings Corp.*	34,950	442,816
AvidXchange Holdings, Inc.*	6,466	52,051
Benefitfocus, Inc.*	7,060	89,097
Blackbaud, Inc.*	19,069	1,141,661
Blackline, Inc.*	22,309	1,633,465
Bottomline Technologies DE, Inc.*	18,853	1,068,588
Box, Inc., Class A*	55,272	1,606,204
BTRS Holdings, Inc., Class A*	26,499	198,213
Cerence, Inc.*	15,586	562,655
ChannelAdvisor Corp.*	9,424	156,156
Cleanspark, Inc.(x)*	11,121	137,567
CommVault Systems, Inc.*	18,843	1,250,233
Consensus Cloud Solutions, Inc.*	6,329	380,563
CoreCard Corp.(x)*	2,721	74,555
Couchbase, Inc.(x)*	6,548	114,066
CS Disco, Inc.(x)*	4,354	147,905
Digimarc Corp.(x)*	3,342	88,129
Digital Turbine, Inc.*	37,450	1,640,684
Domo, Inc., Class B*	10,835	547,926
E2open Parent Holdings, Inc.(x)*	75,267	663,102
Ebix, Inc.	7,406	245,509
eGain Corp.*	6,456	74,760
Enfusion, Inc., Class A(x)*	5,654	71,919
EngageSmart, Inc.*	4,083	87,009
Envestnet, Inc.*	22,357	1,664,255
EverCommerce, Inc.(x)*	8,362	110,378
GTY Technology Holdings, Inc.(x)*	7,364	23,786
Instructure Holdings, Inc.(x)*	3,093	62,046
Intapp, Inc.(x)*	3,856	92,583
InterDigital, Inc.	13,399	854,856
JFrog Ltd.*	21,063	567,648
Kaltura, Inc.(x)*	15,323	27,428
LivePerson, Inc.*	26,344	643,320
Marathon Digital Holdings, Inc.(x)*	38,706	1,081,833
MeridianLink, Inc.(x)*	6,319	114,374
MicroStrategy, Inc., Class A(x)*	3,621	1,760,965
Mimecast Ltd.*	24,685	1,963,939
Mitek Systems, Inc.*	11,959	175,439
Model N, Inc.*	14,974	402,801
Momentive Global, Inc.*	56,477	918,316
ON24, Inc.*	7,261	95,482
OneSpan, Inc.*	9,618	138,884
PagerDuty, Inc.*	33,174	1,134,219
Ping Identity Holding Corp.*	22,808	625,623
Progress Software Corp.	19,020	895,652
PROS Holdings, Inc.*	17,640	587,588
Q2 Holdings, Inc.*	22,439	1,383,364
Qualys, Inc.*	13,702	1,951,302
Rapid7, Inc.*	22,280	2,478,427
Rekor Systems, Inc.(x)*	9,429	42,996
Rimini Street, Inc.*	13,186	76,479
Riot Blockchain, Inc.(x)*	40,663	860,836
Sailpoint Technologies Holdings, Inc.*	37,202	1,903,998
Sapiens International Corp. NV(x)	12,215	310,139
SecureWorks Corp., Class A*	4,723	62,580
ShotSpotter, Inc.*	2,532	70,187
Smith Micro Software, Inc.(x)*	13,632	51,393
Sprout Social, Inc., Class A*	18,205	1,458,585
SPS Commerce, Inc.*	14,688	1,927,066

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Stronghold Digital Mining, Inc., Class A(x)*	1,707	$9,986
Sumo Logic, Inc.*	35,221	411,029
Telos Corp.*	16,627	165,771
Tenable Holdings, Inc.*	36,746	2,123,551
Upland Software, Inc.*	10,789	189,994
UserTesting, Inc.(x)*	2,538	27,131
Varonis Systems, Inc.*	43,043	2,046,264
Verint Systems, Inc.*	27,229	1,407,739
Veritone, Inc.(x)*	7,365	134,632
Viant Technology, Inc., Class A(x)*	3,262	21,366
VirnetX Holding Corp.(x)*	19,794	32,264
Vonage Holdings Corp.*	100,318	2,035,452
Weave Communications, Inc.(x)*	1,627	9,697
Workiva, Inc.*	17,234	2,033,612
Xperi Holding Corp.	46,404	803,717
Yext, Inc.*	47,804	329,370
Zuora, Inc., Class A*	48,252	722,815

		60,216,835

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	52,273	871,914
Avid Technology, Inc.*	14,535	506,835
Corsair Gaming, Inc.(x)*	7,626	161,366
Diebold Nixdorf, Inc.*	20,055	134,970
Eastman Kodak Co.(x)*	13,621	89,217
Quantum Corp.*	16,828	38,200
Super Micro Computer, Inc.*	19,754	752,035
Turtle Beach Corp.(x)*	4,234	90,142

		2,644,679

Total Information Technology		148,450,269

Materials (3.7%)
Chemicals (1.8%)
AdvanSix, Inc.	10,911	557,443
American Vanguard Corp.	8,174	166,096
Amyris, Inc.(x)*	68,903	300,417
Aspen Aerogels, Inc.*	8,688	299,562
Avient Corp.	37,587	1,804,176
Balchem Corp.	13,318	1,820,571
Cabot Corp.	22,741	1,555,712
Chase Corp.	2,099	182,424
Danimer Scientific, Inc.(x)*	32,885	192,706
Ecovyst, Inc.	20,159	233,038
Ferro Corp.*	33,258	723,029
FutureFuel Corp.	7,203	70,085
GCP Applied Technologies, Inc.*	25,982	816,354
Hawkins, Inc.	7,635	350,446
HB Fuller Co.	20,876	1,379,277
Ingevity Corp.*	15,715	1,006,860
Innospec, Inc.	10,637	984,454
Intrepid Potash, Inc.*	2,775	227,938
Koppers Holdings, Inc.	5,787	159,258
Kronos Worldwide, Inc.	9,505	147,518
Livent Corp.*	65,836	1,716,345
Marrone Bio Innovations, Inc.(x)*	29,221	31,559
Minerals Technologies, Inc.	13,091	865,970
Orion Engineered Carbons SA	24,831	396,551
PureCycle Technologies, Inc.(x)*	15,967	127,736
Quaker Chemical Corp.	5,769	996,941
Rayonier Advanced Materials, Inc.*	17,220	113,135
Sensient Technologies Corp.	16,949	1,422,869
Stepan Co.	8,502	840,083
Tredegar Corp.	7,304	87,575
Trinseo plc	16,448	788,188
Tronox Holdings plc, Class A	47,236	934,800
Valhi, Inc.	518	15,183
Zymergen, Inc.(x)*	21,521	62,196

		21,376,495

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	48,371	1,502,403
United States Lime & Minerals, Inc.	592	68,696

		1,571,099

Containers & Packaging (0.3%)
Greif, Inc., Class A	10,389	675,908
Greif, Inc., Class B	1,954	124,587
Myers Industries, Inc.	9,854	212,846
O-I Glass, Inc.*	61,898	815,816
Pactiv Evergreen, Inc.	17,930	180,376
Ranpak Holdings Corp.*	15,241	311,374
TriMas Corp.	19,478	625,049
UFP Technologies, Inc.*	1,929	127,642

		3,073,598

Metals & Mining (1.4%)
Allegheny Technologies, Inc.*	50,403	1,352,817
Arconic Corp.*	42,091	1,078,371
Carpenter Technology Corp.	19,879	834,520
Century Aluminum Co.*	20,628	542,723
Coeur Mining, Inc.*	109,821	488,703
Commercial Metals Co.	49,274	2,050,784
Compass Minerals International, Inc.	14,630	918,618
Constellium SE*	50,234	904,212
Gatos Silver, Inc.(x)*	13,747	59,387
Haynes International, Inc.	3,419	145,649
Hecla Mining Co.	215,617	1,416,604
Kaiser Aluminum Corp.	6,834	643,489
Materion Corp.	9,189	787,865
MP Materials Corp.(x)*	30,300	1,737,402
Novagold Resources, Inc.*	102,410	791,629
Olympic Steel, Inc.	2,612	100,457
Perpetua Resources Corp.(x)*	7,859	32,222
PolyMet Mining Corp.*	7,814	32,741
Ryerson Holding Corp.	4,779	167,361
Schnitzer Steel Industries, Inc., Class A	11,068	574,872
SunCoke Energy, Inc.	23,171	206,454
TimkenSteel Corp.*	18,200	398,216
Warrior Met Coal, Inc.	20,493	760,495
Worthington Industries, Inc.	12,979	667,250

		16,692,841

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	4,435	124,313
Glatfelter Corp.	13,469	166,746
Neenah, Inc.	4,699	186,363
Schweitzer-Mauduit International, Inc.	12,664	348,260

		825,682

Total Materials		43,539,715

Real Estate (7.1%)
Equity Real Estate Investment Trusts (REITs) (6.5%)
Acadia Realty Trust (REIT)	35,001	758,472
Agree Realty Corp. (REIT)	28,408	1,885,155
Alexander & Baldwin, Inc. (REIT)	29,799	691,039
Alexander’s, Inc. (REIT)	589	150,920
American Assets Trust, Inc. (REIT)	22,214	841,689
Apartment Investment and Management Co. (REIT), Class A*	60,186	440,562
Apple Hospitality REIT, Inc. (REIT)	86,357	1,551,835
Armada Hoffler Properties, Inc. (REIT)	25,679	374,913
Ashford Hospitality Trust, Inc. (REIT)(x)*	4,739	48,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Braemar Hotels & Resorts, Inc. (REIT)(x)	15,923	$98,404
Brandywine Realty Trust (REIT)	68,801	972,846
Broadstone Net Lease, Inc. (REIT)	61,689	1,343,586
BRT Apartments Corp. (REIT)	3,706	88,833
CareTrust REIT, Inc. (REIT)	38,200	737,260
CatchMark Timber Trust, Inc. (REIT), Class A	13,632	111,782
Centerspace (REIT)	5,683	557,616
Chatham Lodging Trust (REIT)*	13,325	183,752
City Office REIT, Inc. (REIT)	11,902	210,189
Clipper Realty, Inc. (REIT)	4,700	42,629
Community Healthcare Trust, Inc. (REIT)	10,457	441,390
Corporate Office Properties Trust (REIT)	45,786	1,306,732
CTO Realty Growth, Inc. (REIT)(x)	1,627	107,903
DiamondRock Hospitality Co. (REIT)*	82,857	836,856
DigitalBridge Group, Inc. (REIT)*	195,844	1,410,077
Diversified Healthcare Trust (REIT)	66,148	211,674
Easterly Government Properties, Inc. (REIT)	36,237	766,050
EastGroup Properties, Inc. (REIT)	15,976	3,247,601
Empire State Realty Trust, Inc. (REIT), Class A	57,959	569,157
Equity Commonwealth (REIT)*	45,225	1,275,797
Essential Properties Realty Trust, Inc. (REIT)	48,937	1,238,106
Farmland Partners, Inc. (REIT)	8,252	113,465
Four Corners Property Trust, Inc. (REIT)	33,504	905,948
Franklin Street Properties Corp. (REIT)	28,012	165,271
Getty Realty Corp. (REIT)	14,652	419,340
Gladstone Commercial Corp. (REIT)	14,599	321,470
Gladstone Land Corp. (REIT)	12,382	450,952
Global Medical REIT, Inc. (REIT)	23,687	386,572
Global Net Lease, Inc. (REIT)	42,169	663,318
Healthcare Realty Trust, Inc. (REIT)	59,076	1,623,409
Hersha Hospitality Trust (REIT)*	9,563	86,832
Independence Realty Trust, Inc. (REIT)	87,484	2,313,077
Indus Realty Trust, Inc. (REIT)	1,606	117,383
Industrial Logistics Properties Trust (REIT)	29,032	658,155
Innovative Industrial Properties, Inc. (REIT)	9,506	1,952,532
iStar, Inc. (REIT)(x)	27,576	645,554
Kite Realty Group Trust (REIT)	86,560	1,970,971
LTC Properties, Inc. (REIT)	16,688	641,987
LXP Industrial Trust (REIT)	111,054	1,743,548
Macerich Co. (The) (REIT)	83,010	1,298,276
National Health Investors, Inc. (REIT)	17,320	1,022,053
National Storage Affiliates Trust (REIT)	32,643	2,048,675
Necessity Retail REIT, Inc. (The) (REIT)	48,932	387,052
NETSTREIT Corp. (REIT)(x)	15,761	353,677
NexPoint Residential Trust, Inc. (REIT)	9,103	822,092
Office Properties Income Trust (REIT)	20,928	538,477
One Liberty Properties, Inc. (REIT)	4,490	138,247
Outfront Media, Inc. (REIT)	59,064	1,679,190
Paramount Group, Inc. (REIT)	75,735	826,269
Pebblebrook Hotel Trust (REIT)	55,677	1,362,973
Phillips Edison & Co., Inc. (REIT)(x)	45,174	1,553,534
Physicians Realty Trust (REIT)	87,953	1,542,696
Piedmont Office Realty Trust, Inc. (REIT), Class A	54,167	932,756
Plymouth Industrial REIT, Inc. (REIT)	12,250	331,975
Postal Realty Trust, Inc. (REIT), Class A	4,674	78,617
PotlatchDeltic Corp. (REIT)	26,062	1,374,249
Preferred Apartment Communities, Inc. (REIT), Class A	20,628	514,462
PS Business Parks, Inc. (REIT)	8,050	1,353,044
Retail Opportunity Investments Corp. (REIT)	48,334	937,196
Retail Value, Inc. (REIT)	5,316	16,267
RLJ Lodging Trust (REIT)	65,756	925,845
RPT Realty (REIT)	33,138	456,310
Ryman Hospitality Properties, Inc. (REIT)*	21,400	1,985,278
Sabra Health Care REIT, Inc. (REIT)	90,073	1,341,187
Safehold, Inc. (REIT)	8,469	469,606
Saul Centers, Inc. (REIT)	3,297	173,752
Seritage Growth Properties (REIT), Class A(x)*	9,736	123,258
Service Properties Trust (REIT)	73,860	652,184
SITE Centers Corp. (REIT)	73,497	1,228,135
STAG Industrial, Inc. (REIT)	70,733	2,924,810
Summit Hotel Properties, Inc. (REIT)*	40,871	407,075
Sunstone Hotel Investors, Inc. (REIT)*	86,976	1,024,577
Tanger Factory Outlet Centers, Inc. (REIT)	42,514	730,816
Terreno Realty Corp. (REIT)	29,356	2,173,812
UMH Properties, Inc. (REIT)	17,227	423,612
Uniti Group, Inc. (REIT)(x)	77,794	1,070,445
Universal Health Realty Income Trust (REIT)	3,576	208,731
Urban Edge Properties (REIT)	49,074	937,313
Urstadt Biddle Properties, Inc. (REIT), Class A	8,297	156,067
Veris Residential, Inc. (REIT)*	37,182	646,595
Washington REIT (REIT)	36,526	931,413
Whitestone REIT (REIT)	12,712	168,434
Xenia Hotels & Resorts, Inc. (REIT)*	48,560	936,722

		76,888,701

Real Estate Management & Development (0.6%)
Cushman & Wakefield plc*	55,374	1,135,721
Douglas Elliman, Inc.	20,632	150,614
eXp World Holdings, Inc.(x)	25,430	538,353
Fathom Holdings, Inc.*	1,608	17,205
Forestar Group, Inc.*	5,074	90,114
FRP Holdings, Inc.*	1,862	107,624
Kennedy-Wilson Holdings, Inc.	47,020	1,146,818
Marcus & Millichap, Inc.	9,412	495,824
Newmark Group, Inc., Class A	69,537	1,107,029
Rafael Holdings, Inc., Class B*	2,986	7,495
RE/MAX Holdings, Inc., Class A	4,976	137,984
Realogy Holdings Corp.*	47,905	751,150
Redfin Corp.(x)*	40,871	737,313
RMR Group, Inc. (The), Class A	4,159	129,345
St Joe Co. (The)	14,754	874,027
Tejon Ranch Co.*	5,808	106,054

		7,532,670

Total Real Estate		84,421,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (2.7%)
Electric Utilities (0.6%)
ALLETE, Inc.	21,187	$1,419,105
MGE Energy, Inc.	14,214	1,134,135
Otter Tail Corp.	15,636	977,250
PNM Resources, Inc.	35,261	1,680,892
Portland General Electric Co.	36,924	2,036,359
Via Renewables, Inc.(x)	4,091	33,710

		7,281,451

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	24,485	1,847,148
Chesapeake Utilities Corp.	7,158	986,086
New Jersey Resources Corp.	37,978	1,741,671
Northwest Natural Holding Co.	13,284	687,048
ONE Gas, Inc.	21,900	1,932,456
South Jersey Industries, Inc.	43,321	1,496,741
Southwest Gas Holdings, Inc.	25,389	1,987,705
Spire, Inc.	20,146	1,445,677

		12,124,532

Independent Power and Renewable Electricity Producers (0.3%)
Clearway Energy, Inc., Class A	14,129	470,778
Clearway Energy, Inc., Class C	34,548	1,261,348
Ormat Technologies, Inc.(x)	17,832	1,459,192
Sunnova Energy International, Inc.*	34,885	804,448

		3,995,766

Multi-Utilities (0.4%)
Avista Corp.	27,088	1,223,023
Black Hills Corp.	25,456	1,960,621
NorthWestern Corp.	21,558	1,304,044
Unitil Corp.	6,149	306,712

		4,794,400

Water Utilities (0.4%)
American States Water Co.	14,475	1,288,565
Artesian Resources Corp., Class A	2,269	110,160
Cadiz, Inc.*	6,244	12,925
California Water Service Group	20,176	1,196,033
Global Water Resources, Inc.	3,525	58,656
Middlesex Water Co.	7,426	780,992
Pure Cycle Corp.*	5,364	64,475
SJW Group	10,501	730,660
York Water Co. (The)	3,630	163,241

		4,405,707

Total Utilities		32,601,856

Total Common Stocks (91.0%) (Cost $761,580,897)		1,084,392,236

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. 4.000%, 6/15/23(e)	$3,000	2,939

Total Financials		2,939

Total Long-Term Debt Securities (0.0%) (Cost $3,365)		2,939

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)*	19,200	$6,624
Contra Aduro Biotech I, CVR(r)*	10,401	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	369	—

		6,624

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR(r)*	9,200	3,726
Zogenix, Inc., CVR(r)*	21,467	10,948

		14,674

Total Health Care		21,298

Information Technology (0.0%)
Technology Hardware, Storage & Peripherals (0.0%)
Quantum Corp., expiring 4/18/22*	16,828	142

Total Information Technology		142

Total Rights (0.0%) (Cost $37,827)		21,440

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.6%)
JPMorgan Prime Money Market Fund, IM Shares	55,316,660	55,327,724

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.5%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $10,000,081, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $10,200,002.(xx)	$10,000,000	10,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $1,603,237, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $1,635,291.(xx)	1,603,226	1,603,226
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $5,000,043, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $5,102,085.(xx)	5,000,000	5,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $4,400,385, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $4,865,514.(xx)	4,400,000	4,400,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034.(xx)	$2,000,000	$2,000,000
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $12,514,795, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/15/22-8/15/51; total market value $6,826,473 and in cash in the amount of $5,823,530.(xx)	12,514,691	12,514,691
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $10,000,106, collateralized by various Common Stocks; total market value $11,112,029.(xx)	10,000,000	10,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $8,000,089, collateralized by various Common Stocks; total market value $9,265,506.(xx)	8,000,000	8,000,000

Total Repurchase Agreements		53,517,917

Total Short-Term Investments (9.1%) (Cost $108,841,187)		108,845,641

Total Investments in Securities (100.1%) (Cost $870,463,276)		1,193,262,256
Other Assets Less Liabilities (-0.1%)		(925,888)

Net Assets (100%)		$1,192,336,368

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $376,740 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $56,826,334. This was collateralized by $6,638,751 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 2/15/52 and by cash of $53,517,917 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	27,314	486,280	—	(12,369)	416	(12,993)	461,334	—	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	8,389	614,204	—	(22,861)	5,409	(150,457)	446,295	1,760	—

Total		1,100,484	—	(35,230)	5,825	(163,450)	907,629	1,760	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,045	6/2022	USD	107,969,400	2,544,625

					2,544,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$34,382,740	$—	$—	$34,382,740
Consumer Discretionary	110,712,875	—	—	110,712,875
Consumer Staples	38,332,352	—	—	38,332,352
Energy	72,092,549	—	—	72,092,549
Financials	172,275,895	—	—	172,275,895
Health Care	179,227,648	—	39,749	179,267,397
Industrials	168,315,217	—	—	168,315,217
Information Technology	148,450,269	—	—	148,450,269
Materials	43,539,715	—	—	43,539,715
Real Estate	84,421,371	—	—	84,421,371
Utilities	32,601,856	—	—	32,601,856
Corporate Bond
Financials	—	2,939	—	2,939
Futures	2,544,625	—	—	2,544,625
Rights
Health Care	—	—	21,298	21,298
Information Technology	—	142	—	142
Short-Term Investments
Investment Company	55,327,724	—	—	55,327,724
Repurchase Agreements	—	53,517,917	—	53,517,917

Total Assets	$1,142,224,836	$53,520,998	$61,047	$1,195,806,881

Total Liabilities	$—	$—	$—	$—

Total	$1,142,224,836	$53,520,998	$61,047	$1,195,806,881

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$459,183,450
Aggregate gross unrealized depreciation	(136,554,991)

Net unrealized appreciation	$322,628,459

Federal income tax cost of investments in securities and derivative instruments, if applicable	$873,178,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (8.0%)
Ampol Ltd.	18,900	$429,493
APA Group	93,225	739,281
Aristocrat Leisure Ltd.	48,300	1,309,478
ASX Ltd.	15,495	940,544
Aurizon Holdings Ltd.	139,925	384,220
Australia & New Zealand Banking Group Ltd.	225,518	4,621,391
BHP Group Ltd. (ASE Stock Exchange)	230,902	8,993,619
BHP Group Ltd. (London Stock Exchange)	174,074	6,674,012
BlueScope Steel Ltd.	38,647	597,196
Brambles Ltd.	116,013	855,488
Cochlear Ltd.	5,292	881,641
Coles Group Ltd.	106,731	1,422,590
Commonwealth Bank of Australia	136,509	10,719,050
Computershare Ltd.	44,588	815,739
Crown Resorts Ltd.*	28,874	274,438
CSL Ltd.	38,299	7,606,063
Dexus (REIT)	84,439	687,182
Domino’s Pizza Enterprises Ltd.	4,508	293,717
Endeavour Group Ltd.	109,609	596,338
Evolution Mining Ltd.	141,522	459,850
Fortescue Metals Group Ltd.	135,348	2,077,027
Glencore plc*	793,312	5,155,553
Goodman Group (REIT)	133,687	2,270,641
GPT Group (The) (REIT)	157,441	605,607
IDP Education Ltd.	17,250	402,309
Insurance Australia Group Ltd.	196,308	639,280
Lendlease Corp. Ltd.	53,827	447,364
Macquarie Group Ltd.	27,112	4,078,420
Medibank Pvt Ltd.	222,561	509,624
Mineral Resources Ltd.	13,915	543,947
Mirvac Group (REIT)	324,543	600,797
National Australia Bank Ltd.	261,780	6,288,467
Newcrest Mining Ltd.	68,943	1,368,629
Northern Star Resources Ltd.	88,058	697,899
Orica Ltd.	33,701	399,106
Origin Energy Ltd.	140,230	648,903
Qantas Airways Ltd.*	76,314	293,200
QBE Insurance Group Ltd.	117,968	1,005,405
Ramsay Health Care Ltd.	15,004	726,653
REA Group Ltd.	4,119	411,837
Reece Ltd.	22,435	316,501
Rio Tinto Ltd.	29,697	2,630,661
Rio Tinto plc	89,856	7,127,913
Santos Ltd.	256,658	1,475,835
Scentre Group (REIT)	407,852	923,649
SEEK Ltd.	27,620	607,755
Sonic Healthcare Ltd.	36,246	954,434
South32 Ltd.	373,287	1,390,050
Stockland (REIT)	182,399	575,770
Suncorp Group Ltd.	101,006	835,208
Tabcorp Holdings Ltd.	179,843	713,169
Telstra Corp. Ltd.	323,837	955,029
Transurban Group	244,606	2,464,313
Treasury Wine Estates Ltd.	56,407	483,168
Vicinity Centres (REIT)	321,491	444,518
Washington H Soul Pattinson & Co. Ltd.	18,289	388,377
Wesfarmers Ltd.	90,706	3,408,236
Westpac Banking Corp.	293,480	5,284,970
WiseTech Global Ltd.	12,073	454,829
Woodside Petroleum Ltd.	77,449	1,847,879
Woolworths Group Ltd.	96,956	2,692,965

		114,447,227

Austria (0.2%)
Erste Group Bank AG	27,543	998,939
Mondi plc	38,130	739,196
OMV AG	11,975	571,016
Raiffeisen Bank International AG	11,744	166,013
Verbund AG	5,458	574,686
voestalpine AG	9,646	286,540

		3,336,390

Belgium (0.8%)
Ageas SA/NV	13,968	702,947
Anheuser-Busch InBev SA/NV(x)	69,483	4,167,543
Elia Group SA/NV	2,356	359,603
Etablissements Franz Colruyt NV	4,285	177,684
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	274,215
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	6,022	624,510
KBC Group NV	20,054	1,442,275
Proximus SADP(x)	12,540	233,396
Sofina SA	1,272	461,288
Solvay SA	5,761	567,197
UCB SA	10,112	1,210,532
Umicore SA	15,751	680,398

		10,901,588

Brazil (0.1%)
Yara International ASA	13,363	666,376

Chile (0.1%)
Antofagasta plc	31,874	696,009

China (0.5%)
BOC Hong Kong Holdings Ltd.	293,771	1,105,408
Budweiser Brewing Co. APAC Ltd.(m)	141,635	375,890
Chow Tai Fook Jewellery Group Ltd.*	147,564	267,266
ESR Cayman Ltd.(m)*	142,395	440,827
Futu Holdings Ltd. (ADR)(x)*	4,411	143,622
Prosus NV*	74,650	3,951,774
SITC International Holdings Co. Ltd.	101,372	357,843
Wilmar International Ltd.	146,622	508,412

		7,151,042

Denmark (2.4%)
Ambu A/S, Class B(x)	13,715	201,417
AP Moller - Maersk A/S, Class A	248	732,875
AP Moller - Maersk A/S, Class B	462	1,392,537
Carlsberg A/S, Class B	8,195	1,000,563
Chr Hansen Holding A/S	8,683	638,086
Coloplast A/S, Class B	9,529	1,443,191
Danske Bank A/S	55,313	914,129
Demant A/S*	9,046	409,210
DSV A/S	16,320	3,120,656
Genmab A/S*	5,270	1,909,117
GN Store Nord A/S	9,979	486,983
Novo Nordisk A/S, Class B	134,712	14,918,906
Novozymes A/S, Class B	16,773	1,147,971
Orsted A/S(m)*	15,038	1,893,611
Pandora A/S	8,137	769,840
ROCKWOOL International A/S, Class B	620	204,780
Tryg A/S	28,996	703,000
Vestas Wind Systems A/S	80,511	2,377,098

		34,263,970

Finland (1.0%)
Elisa OYJ	11,111	669,657
Fortum OYJ	36,621	664,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kesko OYJ, Class B	21,664	$597,949
Kone OYJ, Class B	27,099	1,419,323
Neste OYJ	33,935	1,545,972
Nokia OYJ*	431,209	2,373,758
Nordea Bank Abp (Aquis Stock Exchange)	4,742	48,894
Nordea Bank Abp (Turquoise Stock Exchange)	251,722	2,592,164
Orion OYJ, Class B	8,135	369,141
Sampo OYJ, Class A	39,816	1,943,497
Stora Enso OYJ, Class R	47,466	928,735
UPM-Kymmene OYJ	43,242	1,411,013
Wartsila OYJ Abp	35,838	327,322

		14,892,218

France (9.3%)
Accor SA*	13,816	442,755
Adevinta ASA*	20,425	186,099
Aeroports de Paris*	2,451	367,066
Air Liquide SA	37,908	6,631,596
Airbus SE*	47,164	5,700,881
Alstom SA(x)	24,963	581,913
Amundi SA(m)	4,934	336,663
Arkema SA	4,935	588,759
AXA SA	155,694	4,546,875
BioMerieux	3,236	344,915
BNP Paribas SA	89,984	5,123,442
Bollore SE	71,746	374,754
Bouygues SA	17,802	620,592
Bureau Veritas SA	22,949	655,499
Capgemini SE	12,828	2,853,502
Carrefour SA	50,349	1,092,258
Cie de Saint-Gobain	40,474	2,408,611
Cie Generale des Etablissements Michelin SCA	13,825	1,867,659
CNP Assurances	14,005	337,672
Covivio (REIT)	4,168	330,687
Credit Agricole SA	97,040	1,159,350
Danone SA	52,263	2,879,058
Dassault Aviation SA	2,114	336,089
Dassault Systemes SE	53,184	2,620,641
Edenred	19,851	981,346
Eiffage SA	6,845	701,596
Electricite de France SA(x)	41,634	392,248
Engie SA	145,171	1,902,961
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	986,774
EssilorLuxottica SA (Turquoise Stock Exchange)	17,668	3,225,207
Eurazeo SE	3,304	277,676
Faurecia SE (Euronext Paris)(x)	8,092	209,328
Faurecia SE (Italian Stock Exchange)	1,475	38,185
Gecina SA (REIT)	3,715	467,437
Getlink SE	35,752	643,868
Hermes International	2,534	3,594,181
Ipsen SA	3,068	383,250
Kering SA	6,001	3,790,820
Klepierre SA (REIT)*	16,982	451,519
La Francaise des Jeux SAEM(m)	7,572	300,133
Legrand SA	21,395	2,033,958
L’Oreal SA	20,077	8,036,138
LVMH Moet Hennessy Louis Vuitton SE	22,210	15,815,067
Orange SA	159,277	1,883,406
Orpea SA	4,511	194,676
Pernod Ricard SA	16,760	3,675,838
Publicis Groupe SA	18,101	1,099,572
Remy Cointreau SA	1,762	363,033
Renault SA*	15,486	404,798
Safran SA	27,343	3,213,628
Sanofi	90,972	9,277,714
Sartorius Stedim Biotech	2,173	890,599
SEB SA	2,199	306,739
Societe Generale SA	64,794	1,733,350
Sodexo SA	7,339	595,802
Teleperformance	4,712	1,796,783
Thales SA	8,569	1,082,050
TotalEnergies SE	200,668	10,181,643
Ubisoft Entertainment SA*	7,044	310,102
Unibail-Rodamco- Westfield (REIT)(x)*	9,986	747,079
Valeo	18,311	336,425
Veolia Environnement SA	52,239	1,666,913
Vinci SA	43,082	4,404,602
Vivendi SE	61,242	799,297
Wendel SE	2,220	225,879
Worldline SA(m)*	19,347	838,754

		132,647,710

Germany (7.3%)
adidas AG	15,232	3,556,921
Allianz SE (Registered)	32,676	7,802,849
Aroundtown SA	75,766	435,215
BASF SE	73,476	4,189,954
Bayer AG (Registered)	78,592	5,377,046
Bayerische Motoren Werke AG	26,487	2,294,153
Bayerische Motoren Werke AG (Preference)(q)	4,359	337,779
Bechtle AG	6,757	381,323
Beiersdorf AG	8,008	841,491
Brenntag SE	12,286	993,434
Carl Zeiss Meditec AG	3,324	538,979
Commerzbank AG*	81,004	618,501
Continental AG*	8,995	648,820
Covestro AG(m)	15,484	782,379
Daimler Truck Holding AG*	32,128	892,549
Deutsche Bank AG (Registered)*	165,337	2,111,202
Deutsche Boerse AG	15,200	2,730,509
Deutsche Lufthansa AG (Registered)(x)*	47,862	388,017
Deutsche Post AG (Registered)	79,298	3,807,774
Deutsche Telekom AG (Registered)	259,289	4,842,776
E.ON SE	179,605	2,088,751
Evonik Industries AG	16,283	452,713
Fresenius Medical Care AG & Co. KGaA	16,144	1,082,658
Fresenius SE & Co. KGaA	33,140	1,219,425
FUCHS PETROLUB SE (Preference)(q)	5,700	207,071
GEA Group AG	12,444	514,142
Hannover Rueck SE	4,957	844,252
HeidelbergCement AG	11,681	668,051
HelloFresh SE*	13,797	623,444
Henkel AG & Co. KGaA	8,316	551,213
Henkel AG & Co. KGaA (Preference)(q)	14,168	948,860
Infineon Technologies AG	104,471	3,569,087
KION Group AG	5,899	392,291
Knorr-Bremse AG	6,035	463,654
LANXESS AG	6,504	287,637
LEG Immobilien SE	5,934	677,675
Mercedes-Benz Group AG	68,468	4,808,963
Merck KGaA	10,340	2,165,495
MTU Aero Engines AG	4,261	990,029

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	11,208	$3,002,246
Nemetschek SE	4,723	458,159
Porsche Automobil Holding SE (Preference)(q)	12,279	1,189,586
Puma SE	8,352	712,885
Rational AG	414	287,264
RWE AG	51,392	2,241,633
SAP SE	83,536	9,321,225
Sartorius AG (Preference)(q)	2,114	938,848
Scout24 SE(m)	6,894	395,469
Siemens AG (Registered)	61,199	8,479,870
Siemens Energy AG	30,941	706,960
Siemens Healthineers AG(m)	22,953	1,423,284
Symrise AG	10,706	1,285,286
Telefonica Deutschland Holding AG	77,910	212,801
Uniper SE	7,948	204,413
United Internet AG (Registered)	7,194	247,421
Volkswagen AG	2,696	671,726
Volkswagen AG (Preference)(q)	14,847	2,567,289
Vonovia SE	59,020	2,759,612
Zalando SE(m)*	4,216	214,542
Zalando SE (Bulgaria Stock Exchange)(m)*	13,787	699,845

		104,147,446

Hong Kong (2.2%)
AIA Group Ltd.	967,751	10,131,804
CK Asset Holdings Ltd.	156,967	1,072,826
CK Infrastructure Holdings Ltd.	52,782	353,186
CLP Holdings Ltd.	133,342	1,299,402
Hang Lung Properties Ltd.	152,284	306,386
Hang Seng Bank Ltd.	62,478	1,201,793
Henderson Land Development Co. Ltd.	115,007	477,455
HK Electric Investments & HK Electric Investments Ltd.(m)	207,714	202,767
HKT Trust & HKT Ltd.	312,605	429,017
Hong Kong & China Gas Co. Ltd.	880,086	1,064,565
Hong Kong Exchanges & Clearing Ltd.	96,378	4,542,003
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	86,809	414,947
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,900	14,147
Jardine Matheson Holdings Ltd.	17,042	925,210
Link REIT (REIT)	164,108	1,398,757
Melco Resorts & Entertainment Ltd. (ADR)*	17,493	133,647
MTR Corp. Ltd.	127,972	690,639
New World Development Co. Ltd.	124,541	505,701
Power Assets Holdings Ltd.	113,404	738,684
Sino Land Co. Ltd.	261,880	338,106
Sun Hung Kai Properties Ltd.	105,590	1,257,805
Swire Pacific Ltd., Class A	41,513	253,321
Swire Properties Ltd.	96,957	240,392
Techtronic Industries Co. Ltd.	108,903	1,754,404
WH Group Ltd.(m)	674,507	424,332
Wharf Real Estate Investment Co. Ltd.	133,931	661,840
Xinyi Glass Holdings Ltd.	150,465	361,460

		31,194,596

Ireland (0.6%)
AerCap Holdings NV*	11,026	554,387
CRH plc	62,577	2,505,558
Flutter Entertainment plc*	13,368	1,533,386
Kerry Group plc (London Stock Exchange), Class A	9	1,005
Kerry Group plc (Turquoise Stock Exchange), Class A	12,737	1,423,151
Kingspan Group plc	12,215	1,187,198
Smurfit Kappa Group plc	19,238	852,681

		8,057,366

Israel (0.6%)
Azrieli Group Ltd.	3,484	305,675
Bank Hapoalim BM	93,713	923,957
Bank Leumi Le-Israel BM	118,694	1,274,187
Check Point Software Technologies Ltd.*	8,570	1,184,888
Elbit Systems Ltd.	2,124	464,975
ICL Group Ltd.	56,791	675,171
Israel Discount Bank Ltd., Class A	91,432	568,108
Kornit Digital Ltd.*	3,887	321,416
Mizrahi Tefahot Bank Ltd.	11,062	430,309
Nice Ltd.*	5,175	1,132,862
Teva Pharmaceutical Industries Ltd. (ADR)*	90,131	846,330
Wix.com Ltd.*	4,754	496,603

		8,624,481

Italy (1.8%)
Amplifon SpA	10,179	454,512
Assicurazioni Generali SpA(x)	89,983	2,058,953
Atlantia SpA*	39,216	815,524
Coca-Cola HBC AG*	15,924	332,080
Davide Campari-Milano NV	41,488	482,585
DiaSorin SpA	2,039	319,271
Enel SpA	650,652	4,345,085
Eni SpA	201,908	2,960,191
Ferrari NV	10,084	2,205,203
FinecoBank Banca Fineco SpA	48,764	740,617
Infrastrutture Wireless Italiane SpA(m)	26,115	292,868
Intesa Sanpaolo SpA	1,321,240	3,019,970
Mediobanca Banca di Credito Finanziario SpA	48,907	495,527
Moncler SpA	16,330	909,414
Nexi SpA(m)*	37,460	432,703
Poste Italiane SpA(m)	41,640	472,372
Prysmian SpA	20,654	703,548
Recordati Industria Chimica e Farmaceutica SpA	8,428	423,696
Snam SpA	161,209	930,979
Telecom Italia SpA	781,477	286,950
Terna - Rete Elettrica Nazionale	109,706	943,540
UniCredit SpA	168,881	1,823,402

		25,448,990

Japan (19.9%)
Advantest Corp.	16,249	1,274,517
Aeon Co. Ltd.	52,562	1,121,345
AGC, Inc.	15,566	622,120
Aisin Corp.(x)	11,402	389,579
Ajinomoto Co., Inc.	37,067	1,052,593
ANA Holdings, Inc.(x)*	12,130	253,242
Asahi Group Holdings Ltd.	35,797	1,299,559
Asahi Intecc Co. Ltd.	17,467	341,770
Asahi Kasei Corp.	100,386	868,971
Astellas Pharma, Inc.	148,956	2,335,082
Azbil Corp.(x)	9,867	328,648
Bandai Namco Holdings, Inc.	15,984	1,210,864
Benefit One, Inc.(x)	6,693	140,132
Bridgestone Corp.	45,623	1,765,676
Brother Industries Ltd.(x)	19,045	346,814
Canon, Inc.(x)	80,030	1,948,142

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Capcom Co. Ltd.	13,913	$336,453
Central Japan Railway Co.(x)	11,635	1,516,481
Chiba Bank Ltd. (The)(x)	43,684	257,493
Chubu Electric Power Co., Inc.(x)	53,429	553,558
Chugai Pharmaceutical Co. Ltd.	53,721	1,796,609
Concordia Financial Group Ltd.(x)	90,615	338,043
Cosmos Pharmaceutical Corp.	1,699	206,372
CyberAgent, Inc.	32,032	397,156
Dai Nippon Printing Co. Ltd.(x)	17,304	406,422
Daifuku Co. Ltd.(x)	8,075	576,857
Dai-ichi Life Holdings, Inc.(x)	80,241	1,632,423
Daiichi Sankyo Co. Ltd.	140,187	3,075,485
Daikin Industries Ltd.	19,888	3,621,106
Daito Trust Construction Co. Ltd.(x)	5,377	570,497
Daiwa House Industry Co. Ltd.	45,660	1,192,902
Daiwa House REIT Investment Corp. (REIT)	172	462,836
Daiwa Securities Group, Inc.(x)	118,833	672,860
Denso Corp.(x)	34,647	2,210,874
Dentsu Group, Inc.	17,777	726,953
Disco Corp.(x)	2,314	645,470
East Japan Railway Co.	24,577	1,426,449
Eisai Co. Ltd.	18,901	875,929
ENEOS Holdings, Inc.	243,110	913,734
FANUC Corp.	15,379	2,704,527
Fast Retailing Co. Ltd.	4,681	2,404,754
Fuji Electric Co. Ltd.	10,390	518,194
FUJIFILM Holdings Corp.	28,699	1,755,713
Fujitsu Ltd.	15,698	2,340,293
GLP J-REIT (REIT)	353	537,293
GMO Payment Gateway, Inc.	3,654	373,039
Hakuhodo DY Holdings, Inc.	19,654	246,977
Hamamatsu Photonics KK	11,389	606,141
Hankyu Hanshin Holdings, Inc.	18,627	538,791
Hikari Tsushin, Inc.	1,706	194,316
Hino Motors Ltd.(x)	21,472	125,631
Hirose Electric Co. Ltd.(x)	2,508	364,426
Hitachi Construction Machinery Co. Ltd.(x)	8,484	219,847
Hitachi Ltd.	77,456	3,881,202
Hitachi Metals Ltd.*	18,205	304,604
Honda Motor Co. Ltd.(x)	130,413	3,705,844
Hoshizaki Corp.	4,060	278,468
Hoya Corp.	29,558	3,372,914
Hulic Co. Ltd.	25,130	225,634
Ibiden Co. Ltd.	8,541	418,958
Idemitsu Kosan Co. Ltd.	16,514	455,601
Iida Group Holdings Co. Ltd.	12,874	222,847
Inpex Corp.	82,666	981,617
Isuzu Motors Ltd.(x)	45,188	583,795
Ito En Ltd.	4,652	228,254
ITOCHU Corp.(x)	95,061	3,224,664
Itochu Techno-Solutions Corp.	7,494	191,407
Japan Airlines Co. Ltd.*	11,753	218,749
Japan Exchange Group, Inc.	40,350	751,830
Japan Metropolitan Fund Invest (REIT)	554	468,132
Japan Post Bank Co. Ltd.(x)	34,465	277,580
Japan Post Holdings Co. Ltd.	194,700	1,430,153
Japan Post Insurance Co. Ltd.(x)	14,688	256,935
Japan Real Estate Investment Corp. (REIT)(x)	98	513,520
Japan Tobacco, Inc.	95,739	1,638,875
JFE Holdings, Inc.(x)	38,477	541,477
JSR Corp.	15,546	458,378
Kajima Corp.(x)	34,734	423,008
Kakaku.com, Inc.	11,191	250,292
Kansai Electric Power Co., Inc. (The)(x)	57,230	539,953
Kansai Paint Co. Ltd.	15,185	243,974
Kao Corp.	37,734	1,549,046
KDDI Corp.(x)	128,994	4,236,975
Keio Corp.(x)	7,919	309,160
Keisei Electric Railway Co. Ltd.	11,121	309,513
Keyence Corp.	15,568	7,237,998
Kikkoman Corp.	11,710	775,565
Kintetsu Group Holdings Co. Ltd.(x)	13,432	384,282
Kirin Holdings Co. Ltd.	67,185	1,004,800
Kobayashi Pharmaceutical Co. Ltd.	4,034	323,400
Kobe Bussan Co. Ltd.	10,820	332,372
Koei Tecmo Holdings Co. Ltd.(x)	5,283	172,764
Koito Manufacturing Co. Ltd.	8,001	323,914
Komatsu Ltd.	69,801	1,674,922
Konami Holdings Corp.(x)	7,279	460,087
Kose Corp.	2,839	296,927
Kubota Corp.	82,066	1,538,572
Kurita Water Industries Ltd.	8,284	305,764
Kyocera Corp.	26,112	1,467,722
Kyowa Kirin Co. Ltd.	22,448	520,801
Lasertec Corp.	5,933	997,473
Lawson, Inc.	3,953	151,080
Lion Corp.	19,130	213,250
Lixil Corp.(x)	21,401	398,252
M3, Inc.	35,322	1,278,357
Makita Corp.(x)	18,517	593,075
Marubeni Corp.(x)	125,113	1,459,637
Mazda Motor Corp.(x)	46,766	345,957
McDonald’s Holdings Co. Japan Ltd.	5,933	247,116
Medipal Holdings Corp.(x)	14,258	234,968
Meiji Holdings Co. Ltd.(x)	9,622	521,832
Mercari, Inc.*	8,080	209,531
Minebea Mitsumi, Inc.(x)	28,226	614,871
MISUMI Group, Inc.	22,828	679,217
Mitsubishi Chemical Holdings Corp.	101,213	673,456
Mitsubishi Corp.(x)	101,025	3,806,429
Mitsubishi Electric Corp.	145,941	1,679,750
Mitsubishi Estate Co. Ltd.	95,293	1,417,245
Mitsubishi Gas Chemical Co., Inc.(x)	12,692	215,488
Mitsubishi HC Capital, Inc.	56,374	262,384
Mitsubishi Heavy Industries Ltd.(x)	25,244	831,358
Mitsubishi UFJ Financial Group, Inc.	956,289	5,935,853
Mitsui & Co. Ltd.	124,799	3,399,489
Mitsui Chemicals, Inc.(x)	14,142	356,246
Mitsui Fudosan Co. Ltd.	72,834	1,558,283
Mitsui OSK Lines Ltd.(x)	28,155	781,601
Miura Co. Ltd.(x)	7,608	187,637
Mizuho Financial Group, Inc.(x)	192,945	2,469,681
MonotaRO Co. Ltd.	19,148	410,334
MS&AD Insurance Group Holdings, Inc.	36,179	1,175,469
Murata Manufacturing Co. Ltd.	45,950	3,037,556
NEC Corp.	19,815	831,269
Nexon Co. Ltd.	39,162	937,119
NGK Insulators Ltd.(x)	21,594	308,296
Nidec Corp.	35,732	2,830,895
Nihon M&A Center Holdings, Inc.	23,773	330,362
Nintendo Co. Ltd.	8,804	4,442,171
Nippon Building Fund, Inc. (REIT)	118	670,090
Nippon Electric Glass Co. Ltd.	2	35
Nippon Express Holdings, Inc.	5,818	399,915
Nippon Paint Holdings Co. Ltd.	59,567	522,708
Nippon Prologis REIT, Inc. (REIT)	168	491,370
Nippon Sanso Holdings Corp.	13,188	250,592
Nippon Shinyaku Co. Ltd.	4,019	273,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Steel Corp.(x)	67,738	$1,200,835
Nippon Telegraph & Telephone Corp.	95,657	2,779,492
Nippon Yusen KK(x)	12,842	1,122,296
Nissan Chemical Corp.	9,935	583,097
Nissan Motor Co. Ltd.*	181,882	809,670
Nisshin Seifun Group, Inc.	16,515	230,559
Nissin Foods Holdings Co. Ltd.	5,112	358,977
Nitori Holdings Co. Ltd.	6,585	826,956
Nitto Denko Corp.	11,322	811,417
Nomura Holdings, Inc.	242,031	1,014,227
Nomura Real Estate Holdings, Inc.	9,571	229,207
Nomura Real Estate Master Fund, Inc. (REIT)	334	441,609
Nomura Research Institute Ltd.	27,462	898,151
NTT Data Corp.	50,106	982,761
Obayashi Corp.	50,339	370,145
Obic Co. Ltd.	5,507	825,160
Odakyu Electric Railway Co. Ltd.(x)	22,414	372,181
Oji Holdings Corp.(x)	65,335	324,813
Olympus Corp.(x)	87,456	1,661,523
Omron Corp.	14,667	977,889
Ono Pharmaceutical Co. Ltd.	29,643	744,471
Open House Group Co. Ltd.	6,843	302,808
Oracle Corp.	3,249	225,629
Oriental Land Co. Ltd.(x)	15,905	3,036,607
ORIX Corp.	97,751	1,951,011
Orix JREIT, Inc. (REIT)	197	267,070
Osaka Gas Co. Ltd.(x)	30,674	526,613
Otsuka Corp.	9,472	336,358
Otsuka Holdings Co. Ltd.	31,689	1,096,199
Pan Pacific International Holdings Corp.	32,064	514,264
Panasonic Holdings Corp.	179,110	1,734,526
Persol Holdings Co. Ltd.	14,201	318,324
Pola Orbis Holdings, Inc.	8,815	114,700
Rakuten Group, Inc.	67,229	529,996
Recruit Holdings Co. Ltd.	108,570	4,752,898
Renesas Electronics Corp.*	99,857	1,155,462
Resona Holdings, Inc.(x)	164,458	704,248
Ricoh Co. Ltd.(x)	51,626	447,898
Rinnai Corp.	2,888	216,226
Rohm Co. Ltd.	6,935	539,000
Ryohin Keikaku Co. Ltd.	21,129	246,414
Santen Pharmaceutical Co. Ltd.	27,978	280,074
SBI Holdings, Inc.(x)	19,752	499,170
SCSK Corp.	13,136	225,107
Secom Co. Ltd.(x)	16,533	1,197,926
Seiko Epson Corp.(x)	24,019	360,111
Sekisui Chemical Co. Ltd.(x)	29,419	421,354
Sekisui House Ltd.	49,632	962,342
Seven & i Holdings Co. Ltd.	60,251	2,866,756
SG Holdings Co. Ltd.(x)	26,642	502,094
Sharp Corp.(x)	16,617	155,613
Shimadzu Corp.	18,677	643,138
Shimano, Inc.	5,845	1,336,957
Shimizu Corp.(x)	44,374	266,689
Shin-Etsu Chemical Co. Ltd.	28,284	4,310,066
Shionogi & Co. Ltd.	20,887	1,282,751
Shiseido Co. Ltd.	31,954	1,619,460
Shizuoka Bank Ltd. (The)(x)	37,361	263,848
SMC Corp.	4,581	2,558,549
SoftBank Corp.(x)	229,797	2,685,820
SoftBank Group Corp.	96,450	4,338,043
Sohgo Security Services Co. Ltd.	5,301	173,110
Sompo Holdings, Inc.	24,932	1,096,688
Sony Group Corp.	100,847	10,408,518
Square Enix Holdings Co. Ltd.	7,153	316,642
Stanley Electric Co. Ltd.	10,885	205,561
Subaru Corp.(x)	49,088	779,810
SUMCO Corp.	24,726	405,697
Sumitomo Chemical Co. Ltd.(x)	119,870	549,493
Sumitomo Corp.(x)	90,062	1,561,712
Sumitomo Electric Industries Ltd.(x)	60,983	725,277
Sumitomo Metal Mining Co. Ltd.(x)	20,215	1,020,711
Sumitomo Mitsui Financial Group, Inc.	104,401	3,331,877
Sumitomo Mitsui Trust Holdings, Inc.	27,572	900,763
Sumitomo Pharma Co. Ltd.(x)	15,988	157,884
Sumitomo Realty & Development Co. Ltd.(x)	24,441	675,575
Suntory Beverage & Food Ltd.	10,873	414,609
Suzuki Motor Corp.(x)	29,599	1,014,602
Sysmex Corp.	13,308	966,353
T&D Holdings, Inc.(x)	42,707	579,397
Taisei Corp.(x)	14,742	426,163
Taisho Pharmaceutical Holdings Co. Ltd.(x)	3,455	160,255
Takeda Pharmaceutical Co. Ltd.	126,615	3,623,701
TDK Corp.	30,963	1,117,948
Terumo Corp.	51,616	1,563,229
TIS, Inc.	16,186	378,576
Tobu Railway Co. Ltd.	14,481	352,323
Toho Co. Ltd.	8,562	323,714
Tokio Marine Holdings, Inc.	50,219	2,920,846
Tokyo Century Corp.	2,964	108,761
Tokyo Electric Power Co. Holdings, Inc.*	118,060	390,325
Tokyo Electron Ltd.	11,928	6,124,721
Tokyo Gas Co. Ltd.	30,683	562,063
Tokyu Corp.	40,550	526,690
Toppan, Inc.	20,165	356,244
Toray Industries, Inc.	114,696	597,803
Toshiba Corp.(x)	31,393	1,191,229
Tosoh Corp.	21,883	323,612
TOTO Ltd.(x)	10,902	437,914
Toyo Suisan Kaisha Ltd.	6,670	238,522
Toyota Industries Corp.	11,750	808,752
Toyota Motor Corp.(x)	848,351	15,196,942
Toyota Tsusho Corp.(x)	17,477	719,121
Trend Micro, Inc.	10,366	605,106
Tsuruha Holdings, Inc.	3,193	202,787
Unicharm Corp.	32,610	1,159,704
USS Co. Ltd.	18,540	311,840
Welcia Holdings Co. Ltd.	7,518	184,978
West Japan Railway Co.	17,260	716,394
Yakult Honsha Co. Ltd.	10,725	572,444
Yamaha Corp.(x)	10,552	460,152
Yamaha Motor Co. Ltd.	24,773	555,187
Yamato Holdings Co. Ltd.	23,450	438,991
Yaskawa Electric Corp.	19,604	765,659
Yokogawa Electric Corp.(x)	19,073	325,385
Z Holdings Corp.	213,383	926,481
ZOZO, Inc.	9,823	260,960

		284,963,525

Jordan (0.0%)
Hikma Pharmaceuticals plc	13,583	365,441

Luxembourg (0.2%)
ArcelorMittal SA	50,959	1,637,987
Eurofins Scientific SE	10,709	1,061,613

		2,699,600

Macau (0.1%)
Galaxy Entertainment Group Ltd.	170,220	1,011,666
Sands China Ltd.*	191,748	460,208

		1,471,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Malta (0.0%)
BGP Holdings plc(r)*	810,676	$—

Netherlands (4.8%)
ABN AMRO Bank NV (CVA)(m)(x)	32,077	410,363
Adyen NV(m)*	1,587	3,135,231
Aegon NV	146,418	772,717
Akzo Nobel NV	15,268	1,311,768
Argenx SE*	3,735	1,184,186
ASM International NV	3,719	1,348,138
ASML Holding NV	33,066	22,055,006
Euronext NV(m)	6,646	603,484
EXOR NV	9,027	688,508
Heineken Holding NV	8,942	699,861
Heineken NV(x)	20,692	1,972,753
IMCD NV	4,487	762,914
ING Groep NV	312,318	3,263,965
JDE Peet’s NV(x)	7,459	213,396
Koninklijke Ahold Delhaize NV	83,656	2,689,226
Koninklijke DSM NV	13,983	2,499,033
Koninklijke KPN NV	272,477	946,317
Koninklijke Philips NV	73,388	2,245,159
NN Group NV	21,926	1,105,088
Randstad NV(x)	9,934	596,262
Shell plc	615,931	16,903,464
Universal Music Group NV	58,110	1,542,681
Wolters Kluwer NV	21,002	2,235,653

		69,185,173

New Zealand (0.2%)
Auckland International Airport Ltd.*	102,109	552,162
Fisher & Paykel Healthcare Corp. Ltd.	46,596	782,971
Mercury NZ Ltd.	59,532	244,574
Meridian Energy Ltd.	98,972	345,008
Ryman Healthcare Ltd.(x)	33,758	218,783
Spark New Zealand Ltd.	147,363	466,891
Xero Ltd.(x)*	10,813	818,995

		3,429,384

Norway (0.6%)
Aker BP ASA(x)	10,584	394,373
DNB Bank ASA	74,323	1,682,703
Equinor ASA	78,183	2,933,672
Gjensidige Forsikring ASA(x)	15,663	388,570
Mowi ASA	35,121	946,800
Norsk Hydro ASA	105,208	1,025,167
Orkla ASA	62,047	551,805
Schibsted ASA, Class A	5,920	145,416
Schibsted ASA, Class B	8,561	182,301
Telenor ASA(x)	56,819	816,642

		9,067,449

Poland (0.0%)
InPost SA*	16,938	106,465

Portugal (0.2%)
Banco Espirito Santo SA (Registered)(r)*	106,365	—
EDP - Energias de Portugal SA	221,407	1,090,520
Galp Energia SGPS SA	39,698	502,374
Jeronimo Martins SGPS SA	22,027	527,696

		2,120,590

Saudi Arabia (0.0%)
Delivery Hero SE(m)*	13,256	583,907

Singapore (1.2%)
Ascendas REIT (REIT)	265,370	572,246
CapitaLand Integrated Commercial Trust (REIT)	382,847	634,020
Capitaland Investment Ltd.*	207,108	607,156
City Developments Ltd.	33,764	195,451
DBS Group Holdings Ltd.	144,970	3,811,311
Genting Singapore Ltd.	495,730	296,948
Grab Holdings Ltd., Class A(x)*	88,864	311,024
Keppel Corp. Ltd.	115,384	544,805
Mapletree Commercial Trust (REIT)	172,802	240,334
Mapletree Logistics Trust (REIT)	252,036	342,895
Oversea-Chinese Banking Corp. Ltd.	270,943	2,462,612
Singapore Airlines Ltd.*	102,615	414,197
Singapore Exchange Ltd.	62,903	461,281
Singapore Technologies Engineering Ltd.	127,822	387,461
Singapore Telecommunications Ltd.	670,943	1,303,070
STMicroelectronics NV	54,618	2,372,672
United Overseas Bank Ltd.	94,431	2,214,978
UOL Group Ltd.	37,759	195,727
Venture Corp. Ltd.	23,777	306,725

		17,674,913

South Africa (0.4%)
Anglo American plc	102,341	5,278,389

Spain (2.1%)
ACS Actividades de Construccion y Servicios SA(x)	19,502	524,224
Aena SME SA(m)*	6,001	994,104
Amadeus IT Group SA*	36,040	2,347,502
Banco Bilbao Vizcaya Argentaria SA(x)	533,418	3,049,962
Banco Santander SA	1,387,218	4,706,783
CaixaBank SA	353,173	1,190,333
Cellnex Telecom SA(m)	40,488	1,940,673
EDP Renovaveis SA	22,732	585,485
Enagas SA	21,103	468,934
Endesa SA	25,207	550,089
Ferrovial SA	39,087	1,034,785
Grifols SA	22,594	408,714
Iberdrola SA(x)	465,986	5,071,956
Industria de Diseno Textil SA	87,264	1,898,764
Naturgy Energy Group SA(x)	14,757	440,682
Red Electrica Corp. SA	34,275	703,926
Repsol SA	117,481	1,544,766
Siemens Gamesa Renewable Energy SA(x)*	20,195	354,522
Telefonica SA	421,543	2,046,129

		29,862,333

Sweden (3.0%)
Alfa Laval AB	24,531	843,589
Assa Abloy AB, Class B	80,067	2,158,888
Atlas Copco AB, Class A	53,720	2,787,988
Atlas Copco AB, Class B	32,028	1,452,476
Boliden AB	22,105	1,120,962
Electrolux AB, Class B(x)	16,652	251,951
Embracer Group AB(x)*	40,629	340,480
Epiroc AB, Class A	52,663	1,126,917
Epiroc AB, Class B	31,278	563,019
EQT AB	24,157	946,003
Essity AB, Class B(x)	47,675	1,123,293
Evolution AB(m)	13,676	1,395,699
Fastighets AB Balder, Class B*	8,567	560,597
Getinge AB, Class B	17,856	710,758
H & M Hennes & Mauritz AB, Class B(x)	57,367	766,120
Hexagon AB, Class B	155,710	2,184,563
Husqvarna AB, Class B(x)	31,820	331,659
Industrivarden AB, Class C	12,600	351,615
Industrivarden AB, Class A	10,097	286,969
Investment AB Latour, Class B	11,654	370,205
Investor AB, Class A(x)	39,468	916,946
Investor AB, Class B	145,751	3,165,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kinnevik AB, Class B(x)*	19,846	$516,509
L E Lundbergforetagen AB, Class B	6,175	313,677
Lifco AB, Class B	19,339	490,775
Lundin Energy AB(x)	16,439	696,924
Nibe Industrier AB, Class B	115,310	1,270,824
Sagax AB, Class B	13,523	409,085
Sandvik AB	90,314	1,917,402
Securitas AB, Class B	24,261	273,345
Sinch AB(m)*	40,824	276,423
Skandinaviska Enskilda Banken AB, Class A	132,121	1,430,613
Skanska AB, Class B(x)	26,553	594,032
SKF AB, Class B(x)	30,573	496,961
Svenska Cellulosa AB SCA, Class B(x)	48,356	938,915
Svenska Handelsbanken AB, Class A(x)	116,492	1,072,096
Swedbank AB, Class A(x)	73,766	1,100,872
Swedish Match AB	127,266	957,300
Tele2 AB, Class B	40,430	610,362
Telefonaktiebolaget LM Ericsson, Class B(x)	233,496	2,136,484
Telia Co. AB(x)	207,744	831,934
Volvo AB, Class A	17,170	328,193
Volvo AB, Class B	114,367	2,133,117

		42,551,672

Switzerland (9.2%)
ABB Ltd. (Registered)	131,399	4,251,224
Adecco Group AG (Registered)	12,526	566,937
Alcon, Inc.	39,975	3,157,750
Bachem Holding AG (Registered), Class B	521	285,899
Baloise Holding AG (Registered)	3,641	648,806
Barry Callebaut AG (Registered)	290	679,076
Chocoladefabriken Lindt & Spruengli AG	86	1,019,859
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	1,087,147
Cie Financiere Richemont SA (Registered)	41,759	5,297,066
Clariant AG (Registered)*	16,841	291,619
Credit Suisse Group AG (Registered)	213,057	1,681,044
EMS-Chemie Holding AG (Registered)	564	545,627
Geberit AG (Registered)	2,928	1,802,502
Givaudan SA (Registered)(x)	739	3,042,050
Holcim Ltd.*	41,882	2,044,746
Julius Baer Group Ltd.	18,156	1,053,170
Kuehne + Nagel International AG (Registered)	4,375	1,239,638
Logitech International SA (Registered)	13,650	1,011,620
Lonza Group AG (Registered)	5,958	4,316,471
Nestle SA (Registered)	225,195	29,234,998
Novartis AG (Registered)	175,274	15,371,786
Partners Group Holding AG	1,816	2,256,139
Roche Holding AG	56,204	22,227,295
Roche Holding AG CHF 1	2,553	1,116,223
Schindler Holding AG	3,203	682,889
Schindler Holding AG (Registered)	1,556	329,920
SGS SA (Registered)	484	1,344,850
Sika AG (Registered)	11,351	3,739,664
Sonova Holding AG (Registered)	4,296	1,791,865
Straumann Holding AG (Registered)	821	1,313,718
Swatch Group AG (The)	2,396	680,844
Swatch Group AG (The) (Registered)	4,308	233,913
Swiss Life Holding AG (Registered)	2,521	1,609,121
Swiss Prime Site AG (Registered)	6,314	622,426
Swisscom AG (Registered)(x)	2,078	1,247,606
Temenos AG (Registered)	5,186	496,905
UBS Group AG (Registered)	281,378	5,497,283
VAT Group AG(m)	2,134	813,693
Vifor Pharma AG*	3,820	681,072
Zurich Insurance Group AG	12,037	5,934,585

		131,249,046

Taiwan (0.2%)
Sea Ltd. (ADR)*	25,598	3,066,384

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (10.6%)
3i Group plc	77,921	1,409,507
abrdn plc	169,575	474,617
Admiral Group plc	15,881	531,996
Ashtead Group plc	35,692	2,249,957
Associated British Foods plc	28,908	627,807
AstraZeneca plc	123,929	16,434,375
Auto Trader Group plc(m)	78,256	647,815
AVEVA Group plc	10,099	322,428
Aviva plc	302,544	1,785,893
BAE Systems plc	253,773	2,392,182
Barclays plc	1,340,537	2,604,141
Barratt Developments plc	78,902	538,327
Berkeley Group Holdings plc*	9,244	449,943
BP plc	1,579,584	7,719,481
British American Tobacco plc	174,390	7,294,106
British Land Co. plc (The) (REIT)	69,673	482,584
BT Group plc	719,266	1,714,303
Bunzl plc	27,059	1,052,061
Burberry Group plc	32,857	717,503
CK Hutchison Holdings Ltd.	216,821	1,589,658
CNH Industrial NV	82,763	1,310,476
Coca-Cola Europacific Partners plc	16,390	796,718
Compass Group plc	142,719	3,075,747
Croda International plc	11,135	1,144,367
DCC plc	7,859	609,111
Diageo plc	186,483	9,425,449
Entain plc*	47,740	1,023,952
Experian plc	73,824	2,847,023
Halma plc	30,799	1,005,332
Hargreaves Lansdown plc	28,824	379,761
HSBC Holdings plc	1,627,790	11,153,700
Imperial Brands plc	74,928	1,577,688
Informa plc*	121,071	950,195
InterContinental Hotels Group plc	14,658	992,595
Intertek Group plc	13,059	891,804
J Sainsbury plc	140,643	465,708
JD Sports Fashion plc	200,788	388,826
Johnson Matthey plc	15,940	390,592
Just Eat Takeaway.com NV(m)*	14,600	490,063
Kingfisher plc	165,807	553,357
Land Securities Group plc (REIT)	56,302	578,000
Legal & General Group plc	477,442	1,692,952
Lloyds Banking Group plc	5,680,270	3,477,452
London Stock Exchange Group plc	26,324	2,750,219
M&G plc	207,447	600,881
Melrose Industries plc	352,143	570,014
National Grid plc	289,359	4,444,466
NatWest Group plc	452,409	1,272,997
Next plc	10,723	845,568
Ocado Group plc*	39,533	604,290
Pearson plc	58,943	575,868
Persimmon plc	24,690	694,438
Phoenix Group Holdings plc	52,850	423,740
Prudential plc	219,708	3,245,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Reckitt Benckiser Group plc	57,144	$4,367,916
RELX plc (London Stock Exchange)	62,610	1,950,187
RELX plc (Turquoise Stock Exchange)	92,157	2,868,968
Rentokil Initial plc	150,306	1,035,249
Rolls-Royce Holdings plc*	659,094	866,576
Sage Group plc (The)	81,481	747,208
Schroders plc	9,519	401,140
Segro plc (REIT)	95,674	1,685,402
Severn Trent plc	20,129	812,487
Smith & Nephew plc	69,937	1,114,768
Smiths Group plc	31,011	587,840
Spirax-Sarco Engineering plc	5,916	969,471
SSE plc	85,744	1,963,314
St James’s Place plc	42,721	805,484
Standard Chartered plc	208,503	1,382,655
Taylor Wimpey plc	299,145	510,459
Tesco plc	614,995	2,223,416
Unilever plc (Cboe Europe)	138,922	6,288,224
Unilever plc (London Stock Exchange)	66,527	3,011,660
United Utilities Group plc	53,600	790,033
Vodafone Group plc	2,182,885	3,581,388
Whitbread plc*	15,605	580,709
WPP plc	93,060	1,217,805

		152,049,870

United States (1.9%)
CyberArk Software Ltd.*	3,075	518,906
Ferguson plc	17,685	2,400,562
Fiverr International Ltd.(x)*	2,455	186,752
GlaxoSmithKline plc	402,531	8,680,155
Inmode Ltd.*	4,169	153,878
James Hardie Industries plc (CHDI)	35,106	1,056,473
QIAGEN NV*	18,207	893,705
Schneider Electric SE	43,246	7,220,200
Stellantis NV (Euronext Paris)	92,875	1,502,941
Stellantis NV (Italian Stock Exchange)	70,017	1,135,430
Swiss Re AG	24,130	2,296,166
Tenaris SA	37,308	562,286

		26,607,454

Total Common Stocks (89.5%) (Cost $937,909,153)		1,278,808,878

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.5%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $10,000,081, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $10,200,002.(xx)	$10,000,000	10,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $14,537,106, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $14,827,745.(xx)	14,537,005	14,537,005
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $4,100,359, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23- 8/15/48; total market value $4,533,775.(xx)	4,100,000	4,100,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $5,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $5,100,086.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $9,968,561, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/15/22-8/15/51; total market value $5,437,574 and cash in the amount of $4,638,686.(xx)	9,968,478	9,968,478
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $10,000,106, collateralized by various Common Stocks; total market value $11,112,029.(xx)	10,000,000	10,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $10,000,111, collateralized by various Common Stocks; total market value $11,581,883.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		63,605,483

Total Short-Term Investments (4.8%) (Cost $68,605,483)		68,605,483

Total Investments in Securities (94.3%) (Cost $1,006,514,636)		1,347,414,361
Other Assets Less Liabilities (5.7%)		81,315,292

Net Assets (100%)		$1,428,729,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $20,817,894 or 1.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $91,871,191. This was collateralized by $29,688,250 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 11/15/51 and by cash of $68,605,483 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2022	Market Value	% of Net Assets
Financials	$226,690,285	15.9%
Industrials	196,753,622	13.8
Health Care	167,156,191	11.7
Consumer Discretionary	147,179,604	10.3
Consumer Staples	130,762,546	9.1
Information Technology	109,739,275	7.7
Materials	105,228,939	7.4
Repurchase Agreements	63,605,483	4.5
Communication Services	61,989,605	4.3
Energy	53,008,698	3.7
Utilities	43,339,990	3.0
Real Estate	36,960,123	2.6
Investment Company	5,000,000	0.3
Cash and Other	81,315,292	5.7

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

					Value and
					Unrealized
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,343	6/2022	EUR	56,798,072	333,450
FTSE 100 Index	366	6/2022	GBP	35,992,381	237,604
MSCI EAFE E-Mini Index	12	6/2022	USD	1,286,640	79,532
SPI 200 Index	103	6/2022	AUD	14,411,079	255,526
TOPIX Index	225	6/2022	JPY	35,975,234	9,401

					915,513

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
AUD	24,510,651	USD	18,218,575	HSBC Bank plc	6/17/2022	146,753
EUR	114,801,842	USD	126,927,006	HSBC Bank plc	6/17/2022	444,621
JPY	2,068,179,443	USD	16,975,664	HSBC Bank plc	6/17/2022	47,306
USD	53,628,440	JPY	6,260,423,222	HSBC Bank plc	6/17/2022	2,099,548

Total unrealized appreciation						2,738,228

AUD	18,980,274	USD	14,254,409	HSBC Bank plc	6/17/2022	(32,880)
GBP	56,580,015	USD	74,747,365	HSBC Bank plc	6/17/2022	(442,301)
JPY	7,513,060,754	USD	62,432,127	HSBC Bank plc	6/17/2022	(592,905)
USD	22,269,326	AUD	30,383,145	HSBC Bank plc	6/17/2022	(496,141)
USD	174,505,636	EUR	158,587,423	HSBC Bank plc	6/17/2022	(1,445,706)
USD	47,622,529	GBP	36,408,661	HSBC Bank plc	6/17/2022	(192,020)

Total unrealized depreciation						(3,201,953)

Net unrealized depreciation						(463,725)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$114,447,227	$—		$114,447,227
Austria	—	3,336,390	—		3,336,390
Belgium	—	10,901,588	—		10,901,588
Brazil	—	666,376	—		666,376
Chile	—	696,009	—		696,009
China	143,622	7,007,420	—		7,151,042
Denmark	—	34,263,970	—		34,263,970
Finland	—	14,892,218	—		14,892,218
France	—	132,647,710	—		132,647,710
Germany	—	104,147,446	—		104,147,446
Hong Kong	1,473,804	29,720,792	—		31,194,596
Ireland	554,387	7,502,979	—		8,057,366
Israel	2,849,237	5,775,244	—		8,624,481
Italy	—	25,448,990	—		25,448,990
Japan	—	284,963,525	—		284,963,525
Jordan	—	365,441	—		365,441
Luxembourg	—	2,699,600	—		2,699,600
Macau	—	1,471,874	—		1,471,874
Malta	—	—	—	(b)	—	(b)
Netherlands	—	69,185,173	—		69,185,173
New Zealand	—	3,429,384	—		3,429,384
Norway	—	9,067,449	—		9,067,449
Poland	—	106,465	—		106,465
Portugal	—	2,120,590	—	(b)	2,120,590
Saudi Arabia	—	583,907	—		583,907
Singapore	311,024	17,363,889	—		17,674,913
South Africa	—	5,278,389	—		5,278,389
Spain	—	29,862,333	—		29,862,333
Sweden	—	42,551,672	—		42,551,672
Switzerland	—	131,249,046	—		131,249,046
Taiwan	3,066,384	—	—		3,066,384
United Arab Emirates	—	—	—	(b)	—	(b)
United Kingdom	796,718	151,253,152	—		152,049,870
United States	859,536	25,747,918	—		26,607,454
Forward Currency Contracts	—	2,738,228	—		2,738,228
Futures	915,513	—	—		915,513
Short-Term Investments
Investment Company	5,000,000	—	—		5,000,000
Repurchase Agreements	—	63,605,483	—		63,605,483

Total Assets	$15,970,225	$1,335,097,877	$—		$1,351,068,102

Liabilities:
Forward Currency Contracts	$—	$(3,201,953)	$—		$(3,201,953)

Total Liabilities	$—	$(3,201,953)	$—		$(3,201,953)

Total	$15,970,225	$1,331,895,924	$—		$1,347,866,149

(a)	A security with a market value of $240,334 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$506,150,045
Aggregate gross unrealized depreciation	(193,122,919)

Net unrealized appreciation	$313,027,126

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,034,839,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	1,636,484	$38,670,117
Lumen Technologies, Inc.(x)	206,064	2,322,341
Verizon Communications, Inc.	962,044	49,006,522

		89,998,980

Entertainment (1.3%)
Activision Blizzard, Inc.	178,534	14,302,359
Electronic Arts, Inc.	64,447	8,153,190
Live Nation Entertainment, Inc.*	30,028	3,532,494
Netflix, Inc.*	101,742	38,111,536
Take-Two Interactive Software, Inc.*	25,959	3,990,936
Walt Disney Co. (The)*	417,230	57,227,267

		125,317,782

Interactive Media & Services (5.1%)
Alphabet, Inc., Class A*	68,923	191,698,986
Alphabet, Inc., Class C*	63,654	177,784,985
Match Group, Inc.*	64,874	7,054,399
Meta Platforms, Inc., Class A*	529,166	117,665,352
Twitter, Inc.*	183,244	7,089,710

		501,293,432

Media (0.9%)
Charter Communications, Inc., Class A*	27,315	14,900,879
Comcast Corp., Class A	1,036,704	48,538,481
Discovery, Inc., Class A(x)*	42,927	1,069,741
Discovery, Inc., Class C*	64,989	1,622,775
DISH Network Corp., Class A*	58,704	1,857,982
Fox Corp., Class A	74,389	2,934,646
Fox Corp., Class B	33,308	1,208,414
Interpublic Group of Cos., Inc. (The)	91,788	3,253,885
News Corp., Class A	89,108	1,973,742
News Corp., Class B	31,926	718,974
Omnicom Group, Inc.	47,747	4,052,765
Paramount Global, Class B(x)	139,037	5,256,989

		87,389,273

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	134,551	17,269,621

Total Communication Services		821,269,088

Consumer Discretionary (10.8%)
Auto Components (0.1%)
Aptiv plc*	61,993	7,421,182
BorgWarner, Inc.	56,712	2,206,097

		9,627,279

Automobiles (2.4%)
Ford Motor Co.	901,406	15,242,775
General Motors Co.*	332,985	14,564,764
Tesla, Inc.*	191,845	206,732,172

		236,539,711

Distributors (0.1%)
Genuine Parts Co.	32,256	4,064,901
LKQ Corp.	61,667	2,800,299
Pool Corp.	8,965	3,790,850

		10,656,050

Hotels, Restaurants & Leisure (1.7%)
Booking Holdings, Inc.*	9,410	22,098,915
Caesars Entertainment, Inc.*	47,817	3,699,123
Carnival Corp.*	188,591	3,813,310
Chipotle Mexican Grill, Inc.*	6,379	10,091,769
Darden Restaurants, Inc.	29,120	3,871,504
Domino’s Pizza, Inc.	8,505	3,461,620
Expedia Group, Inc.*	34,101	6,672,543
Hilton Worldwide Holdings, Inc.*	63,874	9,692,241
Las Vegas Sands Corp.*	78,787	3,062,451
Marriott International, Inc., Class A*	62,694	11,018,470
McDonald’s Corp.	171,244	42,345,216
MGM Resorts International	89,424	3,750,443
Norwegian Cruise Line Holdings Ltd.(x)*	101,663	2,224,386
Penn National Gaming, Inc.*	35,612	1,510,661
Royal Caribbean Cruises Ltd.(x)*	51,389	4,305,370
Starbucks Corp.	263,611	23,980,693
Wynn Resorts Ltd.*	24,225	1,931,702
Yum! Brands, Inc.	66,125	7,837,796

		165,368,213

Household Durables (0.3%)
DR Horton, Inc.	72,546	5,405,403
Garmin Ltd.	34,169	4,052,785
Lennar Corp., Class A	59,976	4,868,252
Mohawk Industries, Inc.*	13,067	1,622,921
Newell Brands, Inc.	83,872	1,795,700
NVR, Inc.*	771	3,444,265
PulteGroup, Inc.	55,258	2,315,310
Whirlpool Corp.	13,242	2,287,953

		25,792,589

Internet & Direct Marketing Retail (3.5%)
Amazon.com, Inc.*	100,285	326,924,086
eBay, Inc.	143,460	8,214,519
Etsy, Inc.*	28,564	3,549,934

		338,688,539

Leisure Products (0.0%)
Hasbro, Inc.	30,117	2,467,185

Multiline Retail (0.4%)
Dollar General Corp.	53,100	11,821,653
Dollar Tree, Inc.*	51,035	8,173,255
Target Corp.	109,800	23,301,756

		43,296,664

Specialty Retail (1.8%)
Advance Auto Parts, Inc.	14,632	3,028,239
AutoZone, Inc.*	4,711	9,632,016
Bath & Body Works, Inc.	60,999	2,915,752
Best Buy Co., Inc.	48,481	4,406,923
CarMax, Inc.*	36,490	3,520,555
Home Depot, Inc. (The)	239,305	71,631,166
Lowe’s Cos., Inc.	154,401	31,218,338
O’Reilly Automotive, Inc.*	15,671	10,734,008
Ross Stores, Inc.	79,961	7,233,272
TJX Cos., Inc. (The)	273,369	16,560,694
Tractor Supply Co.	26,083	6,086,990
Ulta Beauty, Inc.*	12,403	4,939,123

		171,907,076

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	292,483	39,356,513
PVH Corp.	16,811	1,287,891
Ralph Lauren Corp.	10,629	1,205,754
Tapestry, Inc.	57,429	2,133,487
Under Armour, Inc., Class A*	43,214	735,502
Under Armour, Inc., Class C(x)*	55,052	856,609
VF Corp.	72,862	4,142,933

		49,718,689

Total Consumer Discretionary		1,054,061,995

Consumer Staples (5.5%)
Beverages (1.3%)
Brown-Forman Corp., Class B	43,764	2,933,063
Coca-Cola Co. (The)	890,883	55,234,746
Constellation Brands, Inc., Class A	37,661	8,674,082
Molson Coors Beverage Co., Class B	43,653	2,330,197
Monster Beverage Corp.*	86,529	6,913,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	317,042	$53,066,490

		129,152,245

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	101,620	58,517,877
Kroger Co. (The)	155,973	8,948,171
Sysco Corp.	115,944	9,466,828
Walgreens Boots Alliance, Inc.	166,500	7,454,205
Walmart, Inc.	324,198	48,279,566

		132,666,647

Food Products (0.9%)
Archer-Daniels-Midland Co.	128,231	11,574,130
Campbell Soup Co.	46,792	2,085,519
Conagra Brands, Inc.	113,470	3,809,188
General Mills, Inc.	138,235	9,361,274
Hershey Co. (The)	32,858	7,118,029
Hormel Foods Corp.	66,199	3,411,896
J M Smucker Co. (The)	24,725	3,348,012
Kellogg Co.	56,981	3,674,705
Kraft Heinz Co. (The)	163,885	6,455,430
Lamb Weston Holdings, Inc.	34,055	2,040,235
McCormick & Co., Inc. (Non- Voting)	56,301	5,618,840
Mondelez International, Inc., Class A	318,159	19,974,022
Tyson Foods, Inc., Class A	66,420	5,953,225

		84,424,505

Household Products (1.2%)
Church & Dwight Co., Inc.	56,226	5,587,740
Clorox Co. (The)	28,828	4,007,957
Colgate-Palmolive Co.	193,153	14,646,792
Kimberly-Clark Corp.	77,184	9,505,981
Procter & Gamble Co. (The)	549,329	83,937,471

		117,685,941

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	53,264	14,504,853

Tobacco (0.6%)
Altria Group, Inc.	417,812	21,830,677
Philip Morris International, Inc.	355,170	33,364,670

		55,195,347

Total Consumer Staples		533,629,538

Energy (3.5%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	206,624	7,523,180
Halliburton Co.	205,923	7,798,304
Schlumberger NV	321,609	13,285,668

		28,607,152

Oil, Gas & Consumable Fuels (3.2%)
APA Corp.	85,532	3,535,038
Chevron Corp.	441,763	71,932,269
ConocoPhillips	298,432	29,843,200
Coterra Energy, Inc.	184,332	4,971,434
Devon Energy Corp.	146,061	8,636,587
Diamondback Energy, Inc.	38,323	5,253,317
EOG Resources, Inc.	134,083	15,986,716
Exxon Mobil Corp.	970,195	80,128,405
Hess Corp.	64,385	6,891,770
Kinder Morgan, Inc.	446,885	8,450,595
Marathon Oil Corp.	177,213	4,449,818
Marathon Petroleum Corp.	132,688	11,344,824
Occidental Petroleum Corp.	203,336	11,537,285
ONEOK, Inc.	104,037	7,348,133
Phillips 66	107,217	9,262,477
Pioneer Natural Resources Co.	52,031	13,009,311
Valero Energy Corp.	93,692	9,513,486
Williams Cos., Inc. (The)	278,445	9,302,847

		311,397,512

Total Energy		340,004,664

Financials (10.0%)
Banks (3.4%)
Bank of America Corp.	1,629,028	67,148,534
Citigroup, Inc.	454,760	24,284,184
Citizens Financial Group, Inc.	97,671	4,427,426
Comerica, Inc.	28,906	2,613,970
Fifth Third Bancorp	155,451	6,690,611
First Republic Bank	40,493	6,563,915
Huntington Bancshares, Inc.	336,521	4,919,937
JPMorgan Chase & Co.	677,250	92,322,720
KeyCorp	217,558	4,868,948
M&T Bank Corp.	29,955	5,077,373
People’s United Financial, Inc.	94,535	1,889,755
PNC Financial Services Group, Inc. (The)‡	96,250	17,753,313
Regions Financial Corp.	216,113	4,810,675
Signature Bank	14,562	4,273,801
SVB Financial Group*	13,563	7,587,820
Truist Financial Corp.	305,914	17,345,324
US Bancorp	309,477	16,448,703
Wells Fargo & Co.	890,498	43,153,533
Zions Bancorp NA	34,195	2,241,824

		334,422,366

Capital Markets (2.7%)
Ameriprise Financial, Inc.	25,659	7,706,937
Bank of New York Mellon Corp. (The)	168,105	8,343,051
BlackRock, Inc.‡	32,676	24,970,019
Cboe Global Markets, Inc.	25,363	2,902,035
Charles Schwab Corp. (The)	344,526	29,046,987
CME Group, Inc.	82,362	19,590,625
FactSet Research Systems, Inc.	8,448	3,667,699
Franklin Resources, Inc.	62,738	1,751,645
Goldman Sachs Group, Inc. (The)	77,793	25,679,469
Intercontinental Exchange, Inc.	128,758	17,011,507
Invesco Ltd.	83,713	1,930,422
MarketAxess Holdings, Inc.	8,821	3,000,904
Moody’s Corp.	37,064	12,505,764
Morgan Stanley	324,868	28,393,463
MSCI, Inc.	18,624	9,365,637
Nasdaq, Inc.	26,573	4,735,309
Northern Trust Corp.	46,629	5,429,947
Raymond James Financial, Inc.	43,515	4,782,734
S&P Global, Inc.	81,169	33,293,900
State Street Corp.	83,871	7,306,842
T. Rowe Price Group, Inc.	52,525	7,941,255

		259,356,151

Consumer Finance (0.5%)
American Express Co.	140,956	26,358,772
Capital One Financial Corp.	94,852	12,453,119
Discover Financial Services	65,792	7,249,621
Synchrony Financial	123,045	4,283,196

		50,344,708

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	419,691	148,113,151

Insurance (1.9%)
Aflac, Inc.	137,492	8,853,110
Allstate Corp. (The)	64,304	8,906,747
American International Group, Inc.	190,278	11,943,750
Aon plc, Class A	49,225	16,029,137
Arthur J Gallagher & Co.	47,247	8,249,326
Assurant, Inc.	13,339	2,425,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Brown & Brown, Inc.	53,378	$3,857,628
Chubb Ltd.	98,712	21,114,497
Cincinnati Financial Corp.	33,617	4,570,567
Everest Re Group Ltd.	8,815	2,656,665
Globe Life, Inc.	20,632	2,075,579
Hartford Financial Services Group, Inc. (The)	77,189	5,542,942
Lincoln National Corp.	36,561	2,389,627
Loews Corp.	44,111	2,859,275
Marsh & McLennan Cos., Inc.	115,705	19,718,446
MetLife, Inc.	160,801	11,301,094
Principal Financial Group, Inc.	54,642	4,011,269
Progressive Corp. (The)	133,925	15,266,111
Prudential Financial, Inc.	86,625	10,236,476
Travelers Cos., Inc. (The)	54,965	10,043,755
W R Berkley Corp.	47,752	3,179,806
Willis Towers Watson plc	28,322	6,690,223

		181,921,460

Total Financials		974,157,836

Health Care (12.3%)
Biotechnology (1.7%)
AbbVie, Inc.	405,141	65,677,407
Amgen, Inc.	129,082	31,214,609
Biogen, Inc.*	34,303	7,224,212
Gilead Sciences, Inc.	287,464	17,089,735
Incyte Corp.*	44,055	3,498,848
Moderna, Inc.*	80,837	13,924,982
Regeneron Pharmaceuticals, Inc.*	24,456	17,080,560
Vertex Pharmaceuticals, Inc.*	58,341	15,225,251

		170,935,604

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	405,234	47,963,496
ABIOMED, Inc.*	10,254	3,396,535
Align Technology, Inc.*	16,806	7,327,416
Baxter International, Inc.	114,607	8,886,627
Becton Dickinson and Co.	65,260	17,359,160
Boston Scientific Corp.*	326,562	14,463,431
Cooper Cos., Inc. (The)	11,609	4,847,802
Dentsply Sirona, Inc.	48,666	2,395,341
Dexcom, Inc.*	22,167	11,340,637
Edwards Lifesciences Corp.*	143,077	16,843,024
Hologic, Inc.*	58,115	4,464,394
IDEXX Laboratories, Inc.*	19,432	10,630,470
Intuitive Surgical, Inc.*	81,983	24,732,631
Medtronic plc	308,129	34,186,913
ResMed, Inc.	33,512	8,126,995
STERIS plc	23,453	5,670,232
Stryker Corp.	76,941	20,570,176
Teleflex, Inc.	10,466	3,713,651
Zimmer Biomet Holdings, Inc.	47,045	6,017,056

		252,935,987

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.	34,508	5,338,733
Anthem, Inc.	55,623	27,323,130
Cardinal Health, Inc.	61,652	3,495,668
Centene Corp.*	133,720	11,257,887
Cigna Corp.	74,010	17,733,536
CVS Health Corp.	300,784	30,442,349
DaVita, Inc.*	14,073	1,591,797
HCA Healthcare, Inc.	54,883	13,754,777
Henry Schein, Inc.*	31,568	2,752,414
Humana, Inc.	29,456	12,818,368
Laboratory Corp. of America Holdings*	21,306	5,617,540
McKesson Corp.	34,329	10,509,137
Molina Healthcare, Inc.*	13,743	4,584,527
Quest Diagnostics, Inc.	28,041	3,837,691
UnitedHealth Group, Inc.	215,841	110,072,435
Universal Health Services, Inc., Class B	16,953	2,457,337

		263,587,326

Health Care Technology (0.1%)
Cerner Corp.	67,814	6,344,678

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	68,834	9,108,803
Bio-Rad Laboratories, Inc., Class A*	5,148	2,899,508
Bio-Techne Corp.	9,256	4,008,218
Charles River Laboratories International, Inc.*	11,156	3,167,969
Danaher Corp.	145,831	42,776,607
Illumina, Inc.*	35,819	12,515,159
IQVIA Holdings, Inc.*	43,780	10,122,374
Mettler-Toledo International, Inc.*	5,226	7,176,291
PerkinElmer, Inc.	28,771	5,019,389
Thermo Fisher Scientific, Inc.	90,303	53,337,467
Waters Corp.*	14,254	4,424,299
West Pharmaceutical Services, Inc.	17,044	7,000,141

		161,556,225

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	499,519	36,479,873
Catalent, Inc.*	40,731	4,517,068
Eli Lilly and Co.	181,952	52,105,594
Johnson & Johnson	603,305	106,923,745
Merck & Co., Inc.	578,864	47,495,791
Organon & Co.	56,057	1,958,071
Pfizer, Inc.	1,286,286	66,591,026
Viatris, Inc.	284,749	3,098,069
Zoetis, Inc.	108,425	20,447,871

		339,617,108

Total Health Care		1,194,976,928

Industrials (7.1%)
Aerospace & Defense (1.4%)
Boeing Co. (The)*	125,588	24,050,102
General Dynamics Corp.	52,821	12,739,369
Howmet Aerospace, Inc.	90,577	3,255,337
Huntington Ingalls Industries, Inc.	8,596	1,714,386
L3Harris Technologies, Inc.	44,968	11,173,199
Lockheed Martin Corp.	55,544	24,517,122
Northrop Grumman Corp.	33,627	15,038,667
Raytheon Technologies Corp.	341,993	33,881,246
Textron, Inc.	50,110	3,727,182
TransDigm Group, Inc.*	11,931	7,773,524

		137,870,134

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	30,497	3,284,832
Expeditors International of Washington, Inc.	39,568	4,081,835
FedEx Corp.	55,864	12,926,371
United Parcel Service, Inc., Class B	167,099	35,836,051

		56,129,089

Airlines (0.2%)
Alaska Air Group, Inc.*	28,236	1,637,970
American Airlines Group, Inc.(x)*	153,404	2,799,623
Delta Air Lines, Inc.*	143,507	5,678,572
Southwest Airlines Co.*	134,333	6,152,452
United Airlines Holdings, Inc.(x)*	77,510	3,593,364

		19,861,981

Building Products (0.4%)
A O Smith Corp.	30,020	1,917,978
Allegion plc	19,983	2,193,734
Carrier Global Corp.	196,056	8,993,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	31,060	$2,307,137
Johnson Controls International plc	161,019	10,558,016
Masco Corp.	57,517	2,933,367
Trane Technologies plc	53,519	8,172,351

		37,075,671

Commercial Services & Supplies (0.4%)
Cintas Corp.	20,206	8,595,430
Copart, Inc.*	48,920	6,137,992
Republic Services, Inc.	48,768	6,461,760
Rollins, Inc.	48,317	1,693,511
Waste Management, Inc.	88,195	13,978,908

		36,867,601

Construction & Engineering (0.0%)
Quanta Services, Inc.	32,656	4,297,856

Electrical Equipment (0.5%)
AMETEK, Inc.	52,540	6,997,277
Eaton Corp. plc	91,346	13,862,669
Emerson Electric Co.	136,125	13,347,056
Generac Holdings, Inc.*	14,301	4,251,115
Rockwell Automation, Inc.	26,815	7,509,005

		45,967,122

Industrial Conglomerates (0.8%)
3M Co.	130,877	19,484,968
General Electric Co.	251,929	23,051,503
Honeywell International, Inc.	157,167	30,581,555
Roper Technologies, Inc.	24,073	11,367,993

		84,486,019

Machinery (1.4%)
Caterpillar, Inc.	123,966	27,622,104
Cummins, Inc.	32,202	6,604,952
Deere & Co.	64,272	26,702,445
Dover Corp.	32,902	5,162,324
Fortive Corp.	81,438	4,962,017
IDEX Corp.	16,896	3,239,470
Illinois Tool Works, Inc.	65,457	13,706,696
Ingersoll Rand, Inc.	94,623	4,764,268
Nordson Corp.	12,721	2,888,685
Otis Worldwide Corp.	97,387	7,493,930
PACCAR, Inc.	79,590	7,009,491
Parker-Hannifin Corp.	29,173	8,278,130
Pentair plc	36,641	1,986,309
Snap-on, Inc.	12,556	2,580,007
Stanley Black & Decker, Inc.	37,283	5,211,791
Westinghouse Air Brake Technologies Corp.	44,243	4,254,849
Xylem, Inc.	40,204	3,427,793

		135,895,261

Professional Services (0.3%)
Equifax, Inc.	27,959	6,629,079
Jacobs Engineering Group, Inc.	28,982	3,994,009
Leidos Holdings, Inc.	31,791	3,434,064
Nielsen Holdings plc	79,096	2,154,575
Robert Half International, Inc.	26,199	2,991,402
Verisk Analytics, Inc.	37,319	8,009,777

		27,212,906

Road & Rail (0.9%)
CSX Corp.	508,289	19,035,423
JB Hunt Transport Services, Inc.	18,945	3,803,966
Norfolk Southern Corp.	54,949	15,672,554
Old Dominion Freight Line, Inc.	21,253	6,347,846
Union Pacific Corp.	145,956	39,876,639

		84,736,428

Trading Companies & Distributors (0.2%)
Fastenal Co.	131,897	7,834,682
United Rentals, Inc.*	16,299	5,789,568
WW Grainger, Inc.	9,918	5,115,605

		18,739,855

Total Industrials		689,139,923

Information Technology (25.3%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	51,709	7,186,517
Cisco Systems, Inc.	966,537	53,894,103
F5, Inc.*	13,732	2,869,302
Juniper Networks, Inc.	71,519	2,657,646
Motorola Solutions, Inc.	38,537	9,333,661

		75,941,229

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	137,257	10,342,315
CDW Corp.	30,776	5,505,519
Corning, Inc.	173,943	6,420,236
IPG Photonics Corp.*	8,117	890,922
Keysight Technologies, Inc.*	41,751	6,595,405
TE Connectivity Ltd.	74,611	9,772,549
Teledyne Technologies, Inc.*	10,894	5,148,831
Trimble, Inc.*	58,645	4,230,650
Zebra Technologies Corp., Class A*	12,368	5,116,642

		54,023,069

IT Services (3.8%)
Accenture plc, Class A	144,834	48,842,370
Akamai Technologies, Inc.*	38,216	4,562,608
Automatic Data Processing, Inc.	96,261	21,903,228
Broadridge Financial Solutions, Inc.	26,118	4,066,834
Cognizant Technology Solutions Corp., Class A	120,371	10,793,667
DXC Technology Co.*	59,309	1,935,253
EPAM Systems, Inc.*	12,647	3,751,227
Fidelity National Information Services, Inc.	139,548	14,013,410
Fiserv, Inc.*	136,173	13,807,942
FleetCor Technologies, Inc.*	18,199	4,532,643
Gartner, Inc.*	18,644	5,545,844
Global Payments, Inc.	64,913	8,882,695
International Business Machines Corp.	205,517	26,721,320
Jack Henry & Associates, Inc.	17,324	3,413,694
Mastercard, Inc., Class A	197,785	70,684,403
Paychex, Inc.	73,580	10,041,463
PayPal Holdings, Inc.*	266,981	30,876,353
VeriSign, Inc.*	21,791	4,847,626
Visa, Inc., Class A	380,057	84,285,241

		373,507,821

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc.*	374,644	40,963,575
Analog Devices, Inc.	120,389	19,885,855
Applied Materials, Inc.	203,499	26,821,168
Broadcom, Inc.	94,617	59,578,433
Enphase Energy, Inc.*	30,567	6,167,809
Intel Corp.	933,169	46,247,856
KLA Corp.	34,539	12,643,346
Lam Research Corp.	31,969	17,186,854
Microchip Technology, Inc.	127,257	9,562,091
Micron Technology, Inc.	256,616	19,987,820
Monolithic Power Systems, Inc.	9,780	4,749,950
NVIDIA Corp.	572,918	156,326,405
NXP Semiconductors NV	60,943	11,279,330
Qorvo, Inc.*	25,298	3,139,482
QUALCOMM, Inc.	258,272	39,469,127
Skyworks Solutions, Inc.	36,956	4,925,496
SolarEdge Technologies, Inc.*	11,783	3,798,486
Teradyne, Inc.	36,483	4,313,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	211,647	$38,832,992

		525,879,460

Software (8.1%)
Adobe, Inc.*	108,098	49,251,611
ANSYS, Inc.*	19,996	6,351,729
Autodesk, Inc.*	50,411	10,805,598
Cadence Design Systems, Inc.*	62,844	10,335,324
Ceridian HCM Holding, Inc.*	33,069	2,260,597
Citrix Systems, Inc.	28,943	2,920,349
Fortinet, Inc.*	31,561	10,785,656
Intuit, Inc.	64,893	31,203,150
Microsoft Corp.	1,718,037	529,687,987
NortonLifeLock, Inc.	132,078	3,502,709
Oracle Corp.	361,068	29,871,156
Paycom Software, Inc.*	11,126	3,853,824
PTC, Inc.*	24,776	2,668,871
salesforce.com, Inc.*	225,730	47,926,994
ServiceNow, Inc.*	45,833	25,523,939
Synopsys, Inc.*	35,163	11,718,773
Tyler Technologies, Inc.*	9,068	4,034,262

		782,702,529

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	3,552,888	620,369,774
Hewlett Packard Enterprise Co.	297,486	4,970,991
HP, Inc.	248,125	9,006,937
NetApp, Inc.	51,674	4,288,942
Seagate Technology Holdings plc	47,352	4,256,945
Western Digital Corp.*	69,680	3,459,612

		646,353,201

Total Information Technology		2,458,407,309

Materials (2.4%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	50,810	12,697,927
Albemarle Corp.	26,558	5,873,302
Celanese Corp.	25,413	3,630,755
CF Industries Holdings, Inc.	49,080	5,058,185
Corteva, Inc.	166,609	9,576,685
Dow, Inc.	168,609	10,743,766
DuPont de Nemours, Inc.	119,235	8,773,311
Eastman Chemical Co.	29,800	3,339,388
Ecolab, Inc.	57,134	10,087,579
FMC Corp.	29,031	3,819,609
International Flavors & Fragrances, Inc.	57,591	7,563,426
Linde plc	117,461	37,520,567
LyondellBasell Industries NV, Class A	59,988	6,167,966
Mosaic Co. (The)	84,664	5,630,156
PPG Industries, Inc.	54,405	7,130,863
Sherwin-Williams Co. (The)	55,280	13,798,994

		151,412,479

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	14,195	5,463,514
Vulcan Materials Co.	31,055	5,704,803

		11,168,317

Containers & Packaging (0.3%)
Amcor plc	347,592	3,938,217
Avery Dennison Corp.	19,576	3,405,637
Ball Corp.	74,798	6,731,820
International Paper Co.	88,748	4,095,720
Packaging Corp. of America	21,633	3,377,128
Sealed Air Corp.	33,250	2,226,420
Westrock Co.	58,330	2,743,260

		26,518,202

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	336,432	16,734,127
Newmont Corp.	182,746	14,519,170
Nucor Corp.	62,334	9,265,949

		40,519,246

Total Materials		229,618,244

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	33,160	6,673,450
American Tower Corp. (REIT)	104,366	26,218,827
AvalonBay Communities, Inc. (REIT)	32,028	7,954,794
Boston Properties, Inc. (REIT)	32,465	4,181,492
Crown Castle International Corp. (REIT)	99,047	18,284,076
Digital Realty Trust, Inc. (REIT)	64,880	9,199,984
Duke Realty Corp. (REIT)	89,272	5,183,132
Equinix, Inc. (REIT)	20,634	15,302,587
Equity Residential (REIT)	78,313	7,041,905
Essex Property Trust, Inc. (REIT)	14,645	5,059,555
Extra Space Storage, Inc. (REIT)	30,743	6,320,761
Federal Realty Investment Trust (REIT)	16,527	2,017,451
Healthpeak Properties, Inc. (REIT)	121,278	4,163,474
Host Hotels & Resorts, Inc. (REIT)	168,232	3,268,748
Iron Mountain, Inc. (REIT)	65,178	3,611,513
Kimco Realty Corp. (REIT)	140,510	3,470,597
Mid-America Apartment Communities, Inc. (REIT)	26,573	5,565,715
Prologis, Inc. (REIT)	169,584	27,384,424
Public Storage (REIT)	34,962	13,644,969
Realty Income Corp. (REIT)	131,212	9,092,992
Regency Centers Corp. (REIT)	34,367	2,451,742
SBA Communications Corp. (REIT)	24,929	8,578,069
Simon Property Group, Inc. (REIT)	74,532	9,805,430
UDR, Inc. (REIT)	67,382	3,865,705
Ventas, Inc. (REIT)	90,049	5,561,426
Vornado Realty Trust (REIT)	38,082	1,725,876
Welltower, Inc. (REIT)	99,751	9,590,061
Weyerhaeuser Co. (REIT)	173,142	6,562,082

		231,780,837

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	76,695	7,019,126

Total Real Estate		238,799,963

Utilities (2.5%)
Electric Utilities (1.6%)
Alliant Energy Corp.	57,789	3,610,657
American Electric Power Co., Inc.	115,421	11,515,553
Constellation Energy Corp.	76,531	4,304,869
Duke Energy Corp.	176,280	19,683,425
Edison International	84,963	5,955,906
Entergy Corp.	47,097	5,498,575
Evergy, Inc.	54,182	3,702,798
Eversource Energy	77,881	6,868,325
Exelon Corp.	224,469	10,691,458
FirstEnergy Corp.	129,816	5,953,362
NextEra Energy, Inc.	449,658	38,090,529
NRG Energy, Inc.	54,460	2,089,085
Pinnacle West Capital Corp.	24,738	1,932,038
PPL Corp.	174,730	4,990,289
Southern Co. (The)	242,872	17,610,649
Xcel Energy, Inc.	125,022	9,022,838

		151,520,356

Gas Utilities (0.0%)
Atmos Energy Corp.	30,495	3,643,847

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	157,116	$4,042,595

Multi-Utilities (0.8%)
Ameren Corp.	60,079	5,633,007
CenterPoint Energy, Inc.	144,116	4,415,714
CMS Energy Corp.	66,404	4,644,296
Consolidated Edison, Inc.	81,850	7,749,558
Dominion Energy, Inc.	185,626	15,772,641
DTE Energy Co.	44,432	5,874,354
NiSource, Inc.	87,760	2,790,768
Public Service Enterprise Group, Inc.	116,863	8,180,410
Sempra Energy	73,182	12,303,358
WEC Energy Group, Inc.	71,559	7,142,304

		74,506,410

Water Utilities (0.1%)
American Water Works Co., Inc.	41,092	6,801,959

Total Utilities		240,515,167

Total Common Stocks (90.2%) (Cost $3,133,815,932)		8,774,580,655

SHORT-TERM INVESTMENTS:
Investment Company (4.5%)
JPMorgan Prime Money Market Fund, IM Shares	436,314,413	436,401,676

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $1,517,042, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 11/15/51; total market value $1,547,372. (xx)	$1,517,031	1,517,031
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $16,290, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $18,012. (xx)	16,289	16,289
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $1,000,011, collateralized by various Common Stocks; total market value $1,158,188. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,533,320

Total Short-Term Investments (4.5%) (Cost $439,036,535)		438,934,996

Total Investments in Securities (94.7%) (Cost $3,572,852,467)		9,213,515,651
Other Assets Less Liabilities (5.3%)		514,163,631

Net Assets (100%)		$9,727,679,282

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $12,083,814. This was collateralized by $9,759,329 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 2/15/52 and by cash of $2,533,320 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	96,250	20,411,332	—	(1,118,540)	702,848	(2,242,327)	17,753,313	127,240	—
Capital Markets
BlackRock, Inc.	32,676	31,373,494	—	(1,227,710)	693,758	(5,869,523)	24,970,019	164,080	—

Total		51,784,826	—	(2,346,250)	1,396,606	(8,111,850)	42,723,332	291,320	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	4,225	6/2022	USD	957,120,938	18,920,419

					18,920,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$821,269,088	$—	$—	$821,269,088
Consumer Discretionary	1,054,061,995	—	—	1,054,061,995
Consumer Staples	533,629,538	—	—	533,629,538
Energy	340,004,664	—	—	340,004,664
Financials	974,157,836	—	—	974,157,836
Health Care	1,194,976,928	—	—	1,194,976,928
Industrials	689,139,923	—	—	689,139,923
Information Technology	2,458,407,309	—	—	2,458,407,309
Materials	229,618,244	—	—	229,618,244
Real Estate	238,799,963	—	—	238,799,963
Utilities	240,515,167	—	—	240,515,167
Futures	18,920,419	—	—	18,920,419
Short-Term Investments
Investment Company	436,401,676	—	—	436,401,676
Repurchase Agreements	—	2,533,320	—	2,533,320

Total Assets	$9,229,902,750	$2,533,320	$—	$9,232,436,070

Total Liabilities	$—	$—	$—	$—

Total	$9,229,902,750	$2,533,320	$—	$9,232,436,070

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,836,704,708
Aggregate gross unrealized depreciation	(187,652,790)

Net unrealized appreciation	$5,649,051,918

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,583,384,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	48,483	$1,954,835

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A	15,960	996,542

Interactive Media & Services (0.4%)
TripAdvisor, Inc.*	36,326	985,161
Yelp, Inc.*	25,171	858,583
Ziff Davis, Inc.*	17,684	1,711,457

		3,555,201

Media (0.8%)
Cable One, Inc.	1,818	2,661,988
John Wiley & Sons, Inc., Class A	15,971	846,942
New York Times Co. (The), Class A	61,279	2,809,030
TEGNA, Inc.	81,152	1,817,805

		8,135,765

Total Communication Services		14,642,343

Consumer Discretionary (12.5%)
Auto Components (1.3%)
Adient plc*	35,260	1,437,550
Dana, Inc.	52,896	929,383
Fox Factory Holding Corp.*	15,441	1,512,446
Gentex Corp.	86,740	2,530,206
Goodyear Tire & Rubber Co. (The)*	103,046	1,472,527
Lear Corp.	22,043	3,143,111
Visteon Corp.*	10,268	1,120,547

		12,145,770

Automobiles (0.4%)
Harley-Davidson, Inc.	56,432	2,223,421
Thor Industries, Inc.(x)	20,659	1,625,863

		3,849,284

Diversified Consumer Services (0.8%)
Graham Holdings Co., Class B	1,463	894,581
Grand Canyon Education, Inc.*	14,431	1,401,394
H&R Block, Inc.	60,409	1,573,050
Service Corp. International	60,869	4,006,398

		7,875,423

Hotels, Restaurants & Leisure (2.5%)
Boyd Gaming Corp.	30,077	1,978,465
Choice Hotels International, Inc.	12,037	1,706,365
Churchill Downs, Inc.	12,625	2,799,973
Cracker Barrel Old Country Store, Inc.	8,623	1,023,809
Marriott Vacations Worldwide Corp.	15,621	2,463,432
Papa John’s International, Inc.	11,869	1,249,568
Scientific Games Corp.*	35,394	2,079,397
Six Flags Entertainment Corp.*	28,380	1,234,530
Texas Roadhouse, Inc.	25,541	2,138,548
Travel + Leisure Co.	31,649	1,833,743
Wendy’s Co. (The)	64,732	1,422,162
Wingstop, Inc.	10,938	1,283,574
Wyndham Hotels & Resorts, Inc.	34,172	2,894,027

		24,107,593

Household Durables (1.3%)
Helen of Troy Ltd.*	8,849	1,732,988
KB Home	31,432	1,017,768
Leggett & Platt, Inc.	48,914	1,702,207
Taylor Morrison Home Corp.*	45,069	1,226,778
Tempur Sealy International, Inc.	70,600	1,971,152
Toll Brothers, Inc.	41,256	1,939,857
TopBuild Corp.*	12,075	2,190,285
Tri Pointe Homes, Inc.*	40,758	818,421

		12,599,456

Leisure Products (1.1%)
Brunswick Corp.	28,274	2,287,084
Callaway Golf Co.*	42,977	1,006,521
Mattel, Inc.*	128,483	2,853,608
Polaris, Inc.(x)	21,151	2,227,623
YETI Holdings, Inc.*	32,142	1,927,877

		10,302,713

Multiline Retail (0.8%)
Kohl’s Corp.	51,091	3,088,962
Macy’s, Inc.	109,874	2,676,530
Nordstrom, Inc.(x)	40,798	1,106,034
Ollie’s Bargain Outlet Holdings, Inc.*	21,554	925,960

		7,797,486

Specialty Retail (2.8%)
American Eagle Outfitters, Inc.(x)	56,266	945,269
AutoNation, Inc.*	14,661	1,459,942
Dick’s Sporting Goods, Inc.(x)	23,097	2,310,162
Five Below, Inc.*	20,705	3,279,051
Foot Locker, Inc.	32,059	950,870
GameStop Corp., Class A(x)*	22,722	3,785,031
Gap, Inc. (The)	78,349	1,103,154
Lithia Motors, Inc.	11,181	3,355,642
Murphy USA, Inc.	8,422	1,684,063
RH*	6,434	2,098,063
Urban Outfitters, Inc.*	24,169	606,883
Victoria’s Secret & Co.*	27,088	1,391,240
Williams-Sonoma, Inc.	26,785	3,883,825

		26,853,195

Textiles, Apparel & Luxury Goods (1.5%)
Capri Holdings Ltd.*	54,196	2,785,132
Carter’s, Inc.	15,500	1,425,845
Columbia Sportswear Co.	12,676	1,147,558
Crocs, Inc.*	21,922	1,674,841
Deckers Outdoor Corp.*	9,971	2,729,761
Hanesbrands, Inc.	128,066	1,906,903
Skechers USA, Inc., Class A*	49,474	2,016,560

		13,686,600

Total Consumer Discretionary		119,217,520

Consumer Staples (3.2%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A(x)*	3,443	1,337,502

Food & Staples Retailing (1.2%)
BJ’s Wholesale Club Holdings, Inc.*	49,688	3,359,406
Casey’s General Stores, Inc.	13,607	2,696,499
Grocery Outlet Holding Corp.*	32,044	1,050,402
Performance Food Group Co.*	57,100	2,906,961
Sprouts Farmers Market, Inc.*	41,169	1,316,585

		11,329,853

Food Products (1.5%)
Darling Ingredients, Inc.*	59,689	4,797,802
Flowers Foods, Inc.	72,875	1,873,616
Hain Celestial Group, Inc. (The)*	33,303	1,145,623
Ingredion, Inc.	24,401	2,126,547
Lancaster Colony Corp.	7,269	1,084,172
Pilgrim’s Pride Corp.*	17,873	448,612
Post Holdings, Inc.*	20,895	1,447,188
Sanderson Farms, Inc.	7,780	1,458,672

		14,382,232

Household Products (0.1%)
Energizer Holdings, Inc.	24,066	740,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.3%)
BellRing Brands, Inc.*	40,921	$944,457
Coty, Inc., Class A*	126,260	1,135,078
Nu Skin Enterprises, Inc., Class A	18,272	874,863

		2,954,398

Total Consumer Staples		30,744,255

Energy (3.2%)
Energy Equipment & Services (0.5%)
ChampionX Corp.*	74,106	1,814,115
NOV, Inc.	144,554	2,834,704

		4,648,819

Oil, Gas & Consumable Fuels (2.7%)
Antero Midstream Corp.	119,080	1,294,399
CNX Resources Corp.*	74,343	1,540,387
DT Midstream, Inc.	35,475	1,924,873
EQT Corp.	109,926	3,782,554
Equitrans Midstream Corp.	149,097	1,258,379
HF Sinclair Corp.*	54,826	2,184,816
Murphy Oil Corp.	53,247	2,150,646
PDC Energy, Inc.	35,719	2,596,057
Range Resources Corp.*	92,236	2,802,130
Targa Resources Corp.	84,351	6,365,970

		25,900,211

Total Energy		30,549,030

Financials (12.7%)
Banks (6.0%)
Associated Banc-Corp.	55,038	1,252,665
Bank of Hawaii Corp.	14,845	1,245,792
Bank OZK	44,893	1,916,931
Cadence Bank	59,106	1,729,442
Cathay General Bancorp	27,774	1,242,886
Commerce Bancshares, Inc.	40,364	2,889,659
Cullen/Frost Bankers, Inc.	20,974	2,903,011
East West Bancorp, Inc.	52,364	4,137,803
First Financial Bankshares, Inc.	47,567	2,098,656
First Horizon Corp.	196,054	4,605,308
FNB Corp.	126,125	1,570,256
Fulton Financial Corp.	59,156	983,173
Glacier Bancorp, Inc.	40,251	2,023,820
Hancock Whitney Corp.	31,842	1,660,560
Home BancShares, Inc.	55,281	1,249,351
International Bancshares Corp.	19,521	823,981
Old National Bancorp	109,296	1,790,268
PacWest Bancorp	43,905	1,893,623
Pinnacle Financial Partners, Inc.	27,922	2,571,058
Prosperity Bancshares, Inc.	33,800	2,345,044
Synovus Financial Corp.	53,364	2,614,836
Texas Capital Bancshares, Inc.*	18,560	1,063,674
UMB Financial Corp.	16,029	1,557,378
Umpqua Holdings Corp.	79,443	1,498,295
United Bankshares, Inc.	49,996	1,743,860
Valley National Bancorp	154,728	2,014,559
Webster Financial Corp.	66,371	3,724,741
Wintrust Financial Corp.	20,907	1,942,888

		57,093,518

Capital Markets (1.7%)
Affiliated Managers Group, Inc.	14,908	2,101,283
Evercore, Inc., Class A	14,310	1,592,989
Federated Hermes, Inc.	35,516	1,209,675
Interactive Brokers Group, Inc., Class A	32,043	2,111,954
Janus Henderson Group plc	61,837	2,165,532
Jefferies Financial Group, Inc.	71,037	2,333,566
SEI Investments Co.	38,443	2,314,653
Stifel Financial Corp.	38,556	2,617,952

		16,447,604

Consumer Finance (0.5%)
FirstCash Holdings, Inc.	14,828	1,043,001
Navient Corp.	56,540	963,442
PROG Holdings, Inc.*	20,801	598,445
SLM Corp.	102,396	1,879,991

		4,484,879

Diversified Financial Services (0.3%)
Voya Financial, Inc.(x)	39,651	2,630,844

Insurance (3.6%)
Alleghany Corp.*	5,024	4,255,328
American Financial Group, Inc.	24,437	3,558,516
Brighthouse Financial, Inc.*	28,589	1,476,908
CNO Financial Group, Inc.	44,189	1,108,702
First American Financial Corp.	40,256	2,609,394
Hanover Insurance Group, Inc. (The)	13,048	1,950,937
Kemper Corp.	21,943	1,240,657
Kinsale Capital Group, Inc.	7,866	1,793,605
Mercury General Corp.	9,811	539,605
Old Republic International Corp.	104,710	2,708,848
Primerica, Inc.	14,482	1,981,427
Reinsurance Group of America, Inc.	24,549	2,687,133
RenaissanceRe Holdings Ltd.	16,148	2,559,619
RLI Corp.	14,830	1,640,643
Selective Insurance Group, Inc.	22,338	1,996,124
Unum Group	74,980	2,362,620

		34,470,066

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	40,499	1,668,964
MGIC Investment Corp.	117,609	1,593,602
New York Community Bancorp, Inc.	170,540	1,828,189
Washington Federal, Inc.	23,891	784,102

		5,874,857

Total Financials		121,001,768

Health Care (7.9%)
Biotechnology (1.3%)
Arrowhead Pharmaceuticals, Inc.*	38,840	1,786,252
Exelixis, Inc.*	116,034	2,630,491
Halozyme Therapeutics, Inc.*	51,632	2,059,084
Neurocrine Biosciences, Inc.*	34,791	3,261,656
United Therapeutics Corp.*	16,517	2,963,315

		12,700,798

Health Care Equipment & Supplies (2.6%)
Envista Holdings Corp.*	59,180	2,882,658
Globus Medical, Inc., Class A*	28,987	2,138,661
Haemonetics Corp.*	18,742	1,184,869
ICU Medical, Inc.*	7,322	1,630,170
Integra LifeSciences Holdings Corp.*	26,714	1,716,642
LivaNova plc*	19,520	1,597,322
Masimo Corp.*	18,632	2,711,701
Neogen Corp.*	40,141	1,237,948
NuVasive, Inc.*	18,973	1,075,769
Penumbra, Inc.*	12,879	2,860,812
Quidel Corp.*	13,908	1,564,094
STAAR Surgical Co.*	17,457	1,394,989
Tandem Diabetes Care, Inc.*	23,300	2,709,557

		24,705,192

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	32,983	2,161,376
Amedisys, Inc.*	11,956	2,059,899
Chemed Corp.	5,646	2,859,981
Encompass Health Corp.	36,487	2,594,591
HealthEquity, Inc.*	30,626	2,065,417

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
LHC Group, Inc.*	11,615	$1,958,289
Option Care Health, Inc.*	50,794	1,450,677
Patterson Cos., Inc.	31,765	1,028,233
Progyny, Inc.*	25,536	1,312,550
R1 RCM, Inc.*	49,885	1,334,923
Tenet Healthcare Corp.*	39,287	3,377,111

		22,203,047

Life Sciences Tools & Services (1.1%)
Bruker Corp.	37,264	2,396,075
Medpace Holdings, Inc.*	10,712	1,752,376
Repligen Corp.*	18,857	3,546,813
Syneos Health, Inc.*	38,028	3,078,367

		10,773,631

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	22,702	3,534,020
Perrigo Co. plc	49,060	1,885,376

		5,419,396

Total Health Care		75,802,064

Industrials (16.7%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	25,138	3,462,257
Curtiss-Wright Corp.	14,391	2,160,953
Hexcel Corp.	30,767	1,829,713
Mercury Systems, Inc.*	20,774	1,338,884
Woodward, Inc.(x)	23,319	2,912,776

		11,704,583

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	36,158	2,579,512

Airlines (0.2%)
JetBlue Airways Corp.*	116,634	1,743,678

Building Products (2.1%)
Builders FirstSource, Inc.*	70,566	4,554,329
Carlisle Cos., Inc.	19,279	4,741,092
Lennox International, Inc.	12,437	3,207,005
Owens Corning	36,852	3,371,958
Simpson Manufacturing Co., Inc.	15,931	1,737,116
Trex Co., Inc.*	42,218	2,758,102

		20,369,602

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	18,027	1,225,836
Clean Harbors, Inc.*	18,358	2,049,487
IAA, Inc.*	49,453	1,891,577
MillerKnoll, Inc.	27,789	960,388
MSA Safety, Inc.	13,372	1,774,465
Stericycle, Inc.*	33,690	1,985,015
Tetra Tech, Inc.	19,830	3,270,760

		13,157,528

Construction & Engineering (1.5%)
AECOM	51,893	3,985,901
Dycom Industries, Inc.*	11,065	1,054,052
EMCOR Group, Inc.	19,784	2,228,272
Fluor Corp.*	51,861	1,487,892
MasTec, Inc.*	21,606	1,881,883
MDU Resources Group, Inc.	74,576	1,987,451
Valmont Industries, Inc.	7,784	1,857,262

		14,482,713

Electrical Equipment (1.7%)
Acuity Brands, Inc.	12,942	2,449,921
EnerSys	15,023	1,120,265
Hubbell, Inc.	20,089	3,691,755
nVent Electric plc	61,699	2,145,891
Regal Rexnord Corp.	25,008	3,720,690
Sunrun, Inc.*	75,916	2,305,569
Vicor Corp.*	7,865	554,876

		15,988,967

Machinery (4.0%)
AGCO Corp.	22,504	3,286,259
Chart Industries, Inc.*	13,040	2,239,881
Colfax Corp.*	50,043	1,991,211
Crane Co.	18,307	1,982,282
Donaldson Co., Inc.	45,327	2,353,831
Flowserve Corp.	48,518	1,741,796
Graco, Inc.	62,690	4,370,747
ITT, Inc.	31,393	2,361,068
Kennametal, Inc.	30,676	877,640
Lincoln Electric Holdings, Inc.	21,655	2,984,276
Middleby Corp. (The)*	20,400	3,344,376
Oshkosh Corp.	24,453	2,461,194
Terex Corp.	25,598	912,825
Timken Co. (The)	25,317	1,536,742
Toro Co. (The)	38,517	3,292,818
Trinity Industries, Inc.	29,996	1,030,663
Watts Water Technologies, Inc., Class A	10,107	1,410,836

		38,178,445

Marine (0.2%)
Kirby Corp.*	22,407	1,617,561

Professional Services (1.5%)
ASGN, Inc.*	19,107	2,229,978
CACI International, Inc., Class A*	8,555	2,577,279
FTI Consulting, Inc.*	12,575	1,977,042
Insperity, Inc.	13,132	1,318,715
KBR, Inc.	51,448	2,815,749
ManpowerGroup, Inc.	19,892	1,868,257
Science Applications International Corp.	20,834	1,920,270

		14,707,290

Road & Rail (1.7%)
Avis Budget Group, Inc.*	14,698	3,869,983
Knight-Swift Transportation Holdings, Inc.	60,862	3,071,097
Landstar System, Inc.	13,815	2,083,717
Ryder System, Inc.	20,004	1,586,917
Saia, Inc.*	9,659	2,355,057
Werner Enterprises, Inc.	21,743	891,463
XPO Logistics, Inc.*	36,179	2,633,831

		16,492,065

Trading Companies & Distributors (0.9%)
GATX Corp.	13,019	1,605,633
MSC Industrial Direct Co., Inc., Class A	17,479	1,489,386
Univar Solutions, Inc.*	62,697	2,015,082
Watsco, Inc.	12,196	3,715,389

		8,825,490

Total Industrials		159,847,434

Information Technology (12.8%)
Communications Equipment (0.9%)
Calix, Inc.*	20,108	862,834
Ciena Corp.*	56,818	3,444,876
Lumentum Holdings, Inc.*	26,515	2,587,864
Viasat, Inc.*	27,460	1,340,048

		8,235,622

Electronic Equipment, Instruments & Components (2.9%)
Arrow Electronics, Inc.*	24,990	2,964,564
Avnet, Inc.	36,388	1,476,989
Belden, Inc.	16,466	912,216
Cognex Corp.	65,208	5,030,797
Coherent, Inc.*	9,095	2,486,209

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
II-VI, Inc.(x)*	39,305	$2,849,219
Jabil, Inc.	53,007	3,272,122
Littelfuse, Inc.	9,033	2,252,921
National Instruments Corp.	48,366	1,963,176
TD SYNNEX Corp.	15,366	1,585,925
Vishay Intertechnology, Inc.	48,670	953,932
Vontier Corp.	62,000	1,574,180

		27,322,250

IT Services (2.0%)
Alliance Data Systems Corp.	18,257	1,025,131
Concentrix Corp.	15,734	2,620,655
Euronet Worldwide, Inc.*	19,589	2,549,508
Genpact Ltd.	62,601	2,723,769
Kyndryl Holdings, Inc.*	65,696	861,932
LiveRamp Holdings, Inc.*	24,972	933,703
MAXIMUS, Inc.	22,879	1,714,781
Sabre Corp.*	118,616	1,355,781
Western Union Co. (The)	144,581	2,709,448
WEX, Inc.*	16,436	2,933,004

		19,427,712

Semiconductors & Semiconductor Equipment (3.6%)
Amkor Technology, Inc.	36,767	798,579
Azenta, Inc.	27,585	2,286,245
Cirrus Logic, Inc.*	21,262	1,802,805
CMC Materials, Inc.	10,560	1,957,824
First Solar, Inc.*	36,264	3,036,747
Lattice Semiconductor Corp.*	50,221	3,060,970
MKS Instruments, Inc.	20,339	3,050,850
Power Integrations, Inc.	21,720	2,013,010
Semtech Corp.*	24,006	1,664,576
Silicon Laboratories, Inc.*	14,024	2,106,405
SiTime Corp.*	5,497	1,362,267
SunPower Corp.(x)*	30,521	655,591
Synaptics, Inc.*	14,517	2,896,141
Universal Display Corp.	15,900	2,654,505
Wolfspeed, Inc.*	45,370	5,165,828

		34,512,343

Software (3.3%)
ACI Worldwide, Inc.*	43,885	1,381,939
Aspen Technology, Inc.*	24,362	4,028,744
Blackbaud, Inc.*	16,414	982,706
CDK Global, Inc.	42,873	2,087,058
CommVault Systems, Inc.*	16,288	1,080,709
Digital Turbine, Inc.*	33,002	1,445,818
Envestnet, Inc.*	12,758	949,705
Fair Isaac Corp.*	9,649	4,500,872
Manhattan Associates, Inc.*	23,208	3,219,182
Mimecast Ltd.*	22,955	1,826,300
NCR Corp.*	49,083	1,972,646
Paylocity Holding Corp.*	14,660	3,016,588
Qualys, Inc.*	12,446	1,772,435
Sailpoint Technologies Holdings, Inc.*	34,203	1,750,509
Teradata Corp.*	39,791	1,961,298

		31,976,509

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	45,061	908,881

Total Information Technology		122,383,317

Materials (6.7%)
Chemicals (2.2%)
Ashland Global Holdings, Inc.	19,436	1,912,697
Avient Corp.	33,553	1,610,544
Cabot Corp.	20,804	1,423,202
Chemours Co. (The)	58,749	1,849,418
Ingevity Corp.*	14,408	923,121
Minerals Technologies, Inc.	12,210	807,691
NewMarket Corp.	2,533	821,655
Olin Corp.	51,811	2,708,679
RPM International, Inc.	47,572	3,874,264
Scotts Miracle-Gro Co. (The)	14,939	1,836,899
Sensient Technologies Corp.	15,412	1,293,837
Valvoline, Inc.	65,467	2,066,139

		21,128,146

Construction Materials (0.2%)
Eagle Materials, Inc.	14,504	1,861,733

Containers & Packaging (0.8%)
AptarGroup, Inc.	24,141	2,836,567
Greif, Inc., Class A	9,793	637,132
Silgan Holdings, Inc.	30,773	1,422,636
Sonoco Products Co.	36,060	2,255,914

		7,152,249

Metals & Mining (3.3%)
Alcoa Corp.	67,591	6,085,218
Cleveland-Cliffs, Inc.*	175,539	5,654,111
Commercial Metals Co.	44,825	1,865,617
Reliance Steel & Aluminum Co.	23,108	4,236,852
Royal Gold, Inc.	24,252	3,426,323
Steel Dynamics, Inc.	69,477	5,796,466
United States Steel Corp.	95,799	3,615,454
Worthington Industries, Inc.	12,284	631,520

		31,311,561

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	32,269	2,004,550

Total Materials		63,458,239

Real Estate (9.0%)
Equity Real Estate Investment Trusts (REITs) (8.5%)
American Campus Communities, Inc. (REIT)	51,034	2,856,373
Apartment Income REIT Corp. (REIT)	57,572	3,077,799
Brixmor Property Group, Inc. (REIT)	109,903	2,836,596
Camden Property Trust (REIT)	37,628	6,253,774
Corporate Office Properties Trust (REIT)	41,194	1,175,677
Cousins Properties, Inc. (REIT)	54,529	2,196,973
Douglas Emmett, Inc. (REIT)	64,357	2,150,811
EastGroup Properties, Inc. (REIT)	14,920	3,032,938
EPR Properties (REIT)	27,434	1,500,914
First Industrial Realty Trust, Inc. (REIT)	47,782	2,958,184
Healthcare Realty Trust, Inc. (REIT)	54,109	1,486,915
Highwoods Properties, Inc. (REIT)	38,845	1,776,770
Hudson Pacific Properties, Inc. (REIT)	55,919	1,551,752
JBG SMITH Properties (REIT)	41,866	1,223,325
Kilroy Realty Corp. (REIT)	38,776	2,963,262
Kite Realty Group Trust (REIT)	80,322	1,828,932
Lamar Advertising Co. (REIT), Class A	31,840	3,699,171
Life Storage, Inc. (REIT)	30,270	4,250,816
Macerich Co. (The) (REIT)	78,128	1,221,922
Medical Properties Trust, Inc. (REIT)	219,929	4,649,299
National Retail Properties, Inc. (REIT)	64,405	2,894,361
National Storage Affiliates Trust (REIT)	30,052	1,886,064
Omega Healthcare Investors, Inc. (REIT)	87,640	2,730,862
Park Hotels & Resorts, Inc. (REIT)	86,725	1,693,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pebblebrook Hotel Trust (REIT)	48,183	$1,179,520
Physicians Realty Trust (REIT)	80,788	1,417,021
PotlatchDeltic Corp. (REIT)	25,356	1,337,022
PS Business Parks, Inc. (REIT)	7,376	1,239,758
Rayonier, Inc. (REIT)	53,373	2,194,698
Rexford Industrial Realty, Inc. (REIT)	58,839	4,388,801
Sabra Health Care REIT, Inc. (REIT)	83,865	1,248,750
SL Green Realty Corp. (REIT)(x)	23,536	1,910,652
Spirit Realty Capital, Inc. (REIT)	46,884	2,157,602
STORE Capital Corp. (REIT)	90,000	2,630,700

		81,601,753

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.*	18,618	4,458,266

Total Real Estate		86,060,019

Utilities (3.0%)
Electric Utilities (1.0%)
ALLETE, Inc.	19,280	1,291,374
Hawaiian Electric Industries, Inc.	40,088	1,696,123
IDACORP, Inc.	18,526	2,137,159
OGE Energy Corp.	73,411	2,993,701
PNM Resources, Inc.	31,479	1,500,604

		9,618,961

Gas Utilities (1.2%)
National Fuel Gas Co.	33,811	2,322,816
New Jersey Resources Corp.	35,366	1,621,885
ONE Gas, Inc.	19,653	1,734,181
Southwest Gas Holdings, Inc.	24,164	1,891,799
Spire, Inc.	19,317	1,386,188
UGI Corp.	77,377	2,802,595

		11,759,464

Multi-Utilities (0.3%)
Black Hills Corp.	23,405	1,802,653
NorthWestern Corp.	19,856	1,201,089

		3,003,742

Water Utilities (0.5%)
Essential Utilities, Inc.	84,866	4,339,199

Total Utilities		28,721,366

Total Common Stocks (89.2%) (Cost $592,622,430)		852,427,355

SHORT-TERM INVESTMENTS:
Investment Company (6.6%)
JPMorgan Prime Money Market Fund, IM Shares	63,117,767	63,130,391

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $7,829,378, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $7,985,911.(xx)	$7,829,324	7,829,324
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $1,000,009, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $1,020,417.(xx)	1,000,000	1,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $700,061, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $774,059.(xx)	700,000	700,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $300,003, collateralized by various Common Stocks; total market value $347,456.(xx)	300,000	300,000

Total Repurchase Agreements		9,829,324

Total Short-Term Investments (7.6%) (Cost $72,972,171)		72,959,715

Total Investments in Securities (96.8%) (Cost $665,594,601)		925,387,070

Other Assets Less Liabilities (3.2%)		30,398,409

Net Assets (100%)		$955,785,479

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $17,440,801. This was collateralized by $8,413,110 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 2/15/52 and by cash of $9,829,324 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	386	6/2022	USD	103,803,120	195,844

					195,844

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,642,343	$—	$—	$14,642,343
Consumer Discretionary	119,217,520	—	—	119,217,520
Consumer Staples	30,744,255	—	—	30,744,255
Energy	30,549,030	—	—	30,549,030
Financials	121,001,768	—	—	121,001,768
Health Care	75,802,064	—	—	75,802,064
Industrials	159,847,434	—	—	159,847,434
Information Technology	122,383,317	—	—	122,383,317
Materials	63,458,239	—	—	63,458,239
Real Estate	86,060,019	—	—	86,060,019
Utilities	28,721,366	—	—	28,721,366
Futures	195,844	—	—	195,844
Short-Term Investments
Investment Company	63,130,391	—	—	63,130,391
Repurchase Agreements	—	9,829,324	—	9,829,324

Total Assets	$915,753,590	$9,829,324	$—	$925,582,914

Total Liabilities	$—	$—	$—	$—

Total	$915,753,590	$9,829,324	$—	$925,582,914

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$281,741,795
Aggregate gross unrealized depreciation	(24,027,851)

Net unrealized appreciation	$257,713,944

Federal income tax cost of investments in securities and derivative instruments, if applicable	$667,868,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	15,023	$869,832
ATN International, Inc.	14,178	565,418
Bandwidth, Inc., Class A*	31,051	1,005,742
Cogent Communications Holdings, Inc.	56,723	3,763,571
Consolidated Communications Holdings, Inc.*	97,265	573,863
EchoStar Corp., Class A*	49,641	1,208,262
Globalstar, Inc.(x)*	800,674	1,176,991
IDT Corp., Class B*	19,287	657,494
Iridium Communications, Inc.*	157,109	6,334,635
Liberty Latin America Ltd., Class A*	46,314	449,246
Liberty Latin America Ltd., Class C*	207,216	1,987,201
Ooma, Inc.*	29,513	442,400
Radius Global Infrastructure, Inc.(x)*	95,699	1,366,582
Telesat Corp.(x)*	9,489	156,568

		20,557,805

Entertainment (0.8%)
AMC Entertainment Holdings, Inc., Class A(x)*	686,502	16,915,409
Chicken Soup For The Soul Entertainment, Inc.(x)*	7,840	62,642
Cinemark Holdings, Inc.*	143,733	2,483,706
CuriosityStream, Inc.(x)*	37,662	109,220
Eros STX Global Corp.(x)*	22,988	64,137
IMAX Corp.*	66,813	1,264,770
Liberty Media Corp.-Liberty Braves, Class A(x)*	13,323	383,436
Liberty Media Corp.-Liberty Braves, Class C*	48,595	1,356,286
Lions Gate Entertainment Corp., Class A(x)*	78,083	1,268,849
Lions Gate Entertainment Corp., Class B*	155,601	2,338,683
LiveOne, Inc.(x)*	78,149	63,770
Madison Square Garden Entertainment Corp.*	34,982	2,914,350
Marcus Corp. (The)(x)*	31,816	563,143

		29,788,401

Interactive Media & Services (0.5%)
Cargurus, Inc.*	126,972	5,391,231
Cars.com, Inc.*	91,759	1,324,082
Eventbrite, Inc., Class A*	99,289	1,466,499
EverQuote, Inc., Class A*	27,356	442,620
fuboTV, Inc.(x)*	178,090	1,170,051
Liberty TripAdvisor Holdings, Inc., Class A*	86,701	177,737
MediaAlpha, Inc., Class A*	29,978	496,136
Outbrain, Inc.(x)*	32,298	346,558
QuinStreet, Inc.*	66,527	771,713
Society Pass, Inc.(x)*	4,231	12,566
TrueCar, Inc.*	125,791	496,875
Yelp, Inc.*	93,972	3,205,385
Ziff Davis, Inc.*	57,803	5,594,174

		20,895,627

Media (0.9%)
Advantage Solutions, Inc.(x)*	102,423	653,459
AMC Networks, Inc., Class A*	37,874	1,538,821
Audacy, Inc.*	169,230	489,075
Boston Omaha Corp., Class A*	25,233	640,161
Cardlytics, Inc.*	43,871	2,412,028
Clear Channel Outdoor Holdings, Inc.*	490,084	1,695,691
comScore, Inc.*	93,871	273,165
Daily Journal Corp.*	1,656	516,655
Digital Media Solutions, Inc.(x)*	4,340	15,798
Emerald Holding, Inc.*	41,121	139,811
Entravision Communications Corp., Class A	69,435	445,078
EW Scripps Co. (The), Class A*	76,213	1,584,468
Fluent, Inc.(x)*	71,278	148,258
Gannett Co., Inc.*	187,132	843,965
Gray Television, Inc.	114,578	2,528,736
Hemisphere Media Group, Inc.*	21,700	99,169
iHeartMedia, Inc., Class A*	148,945	2,819,529
Integral Ad Science Holding Corp.*	42,850	591,330
John Wiley & Sons, Inc., Class A	57,856	3,068,104
Magnite, Inc.*	175,685	2,320,799
National CineMedia, Inc.	94,748	240,660
Scholastic Corp.	35,354	1,424,059
Sinclair Broadcast Group, Inc., Class A(x)	62,019	1,737,772
Stagwell, Inc.*	82,679	598,596
TechTarget, Inc.*	34,170	2,777,338
TEGNA, Inc.	293,471	6,573,750
Thryv Holdings, Inc.*	9,363	263,288
WideOpenWest, Inc.*	69,833	1,217,887

		37,657,450

Wireless Telecommunication Services (0.2%)
Gogo, Inc.(x)*	76,633	1,460,625
Shenandoah Telecommunications Co.	64,732	1,526,381
Telephone and Data Systems, Inc.	136,182	2,571,116
United States Cellular Corp.*	20,384	616,208

		6,174,330

Total Communication Services		115,073,613

Consumer Discretionary (9.2%)
Auto Components (1.0%)
Adient plc*	127,009	5,178,157
American Axle & Manufacturing Holdings, Inc.*	151,228	1,173,529
Cooper-Standard Holdings, Inc.*	22,559	197,842
Dana, Inc.	193,346	3,397,089
Dorman Products, Inc.*	35,387	3,362,827
Fox Factory Holding Corp.*	56,183	5,503,125
Gentherm, Inc.*	44,593	3,257,073
Goodyear Tire & Rubber Co. (The)*	367,607	5,253,104
LCI Industries	32,966	3,422,200
Modine Manufacturing Co.*	59,601	537,005
Motorcar Parts of America, Inc.*	25,166	448,710
Patrick Industries, Inc.	30,212	1,821,784
Standard Motor Products, Inc.	27,807	1,199,594
Stoneridge, Inc.*	34,694	720,247
Tenneco, Inc., Class A*	88,047	1,613,021
Visteon Corp.*	36,928	4,029,953
XL Fleet Corp.(x)*	159,306	317,019
XPEL, Inc.(m)(x)*	23,847	1,254,591

		42,686,870

Automobiles (0.2%)
Arcimoto, Inc.(x)*	39,631	261,961
Canoo, Inc.(x)*	145,638	803,922
Fisker, Inc.(x)*	217,188	2,801,725
Lordstown Motors Corp.(x)*	208,095	709,604
Winnebago Industries, Inc.	43,025	2,324,641
Workhorse Group, Inc.(x)*	205,080	1,025,400

		7,927,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Distributors (0.0%)
Funko, Inc., Class A(x)*	34,763	$599,662
Greenlane Holdings, Inc., Class A*	8,281	4,637

		604,299

Diversified Consumer Services (0.6%)
2U, Inc.*	97,427	1,293,831
Adtalem Global Education, Inc.*	65,849	1,956,374
American Public Education, Inc.*	24,740	525,478
Carriage Services, Inc.	20,447	1,090,438
Coursera, Inc.*	97,910	2,255,846
European Wax Center, Inc., Class A*	17,737	524,306
Graham Holdings Co., Class B	5,132	3,138,064
Houghton Mifflin Harcourt Co.*	170,687	3,586,134
Laureate Education, Inc., Class A	127,789	1,514,300
OneSpaWorld Holdings Ltd.(x)*	69,531	709,216
Perdoceo Education Corp.*	94,059	1,079,797
PowerSchool Holdings, Inc., Class A*	56,903	939,468
Regis Corp.(x)*	36,230	76,808
StoneMor, Inc.*	43,165	112,661
Strategic Education, Inc.	32,519	2,158,611
Stride, Inc.*	54,737	1,988,595
Udemy, Inc.(x)*	18,636	232,204
Vivint Smart Home, Inc.*	122,835	830,365
WW International, Inc.*	69,984	715,936

		24,728,432

Hotels, Restaurants & Leisure (2.2%)
Accel Entertainment, Inc.*	77,653	945,813
Bally’s Corp.*	43,134	1,325,939
Biglari Holdings, Inc., Class B*	1,173	169,627
BJ’s Restaurants, Inc.*	27,672	783,118
Bloomin’ Brands, Inc.	119,187	2,614,963
Bluegreen Vacations Holding Corp.*	19,042	563,072
Brinker International, Inc.*	58,900	2,247,624
Carrols Restaurant Group, Inc.	53,681	121,319
Century Casinos, Inc.*	36,515	436,354
Cheesecake Factory, Inc. (The)*	61,279	2,438,291
Chuy’s Holdings, Inc.*	26,684	720,468
Cracker Barrel Old Country Store, Inc.	31,803	3,775,970
Dave & Buster’s Entertainment, Inc.*	58,072	2,851,335
Denny’s Corp.*	83,010	1,187,873
Dine Brands Global, Inc.	21,977	1,713,107
Drive Shack, Inc.(x)*	119,566	184,132
El Pollo Loco Holdings, Inc.*	28,634	332,727
Esports Technologies, Inc.(x)*	13,209	89,029
Everi Holdings, Inc.*	113,636	2,386,356
F45 Training Holdings, Inc.(x)*	42,200	451,540
Fiesta Restaurant Group, Inc.*	23,189	173,338
First Watch Restaurant Group, Inc.*	14,717	192,057
Full House Resorts, Inc.*	47,354	455,072
GAN Ltd.(x)*	58,067	279,883
Golden Entertainment, Inc.*	23,015	1,336,481
Golden Nugget Online Gaming, Inc.*	55,943	397,755
Hall of Fame Resort & Entertainment Co.(x)*	79,580	88,334
Hilton Grand Vacations, Inc.*	113,800	5,918,738
International Game Technology plc(x)	134,051	3,308,379
Jack in the Box, Inc.	28,141	2,628,651
Krispy Kreme, Inc.(x)	113,208	1,681,139
Kura Sushi USA, Inc., Class A*	5,614	309,612
Life Time Group Holdings, Inc.(x)*	52,162	758,435
Lindblad Expeditions Holdings, Inc.*	41,743	629,484
Monarch Casino & Resort, Inc.*	17,723	1,545,977
Nathan’s Famous, Inc.	4,118	223,072
NEOGAMES SA*	13,867	213,968
Noodles & Co.*	58,863	351,412
ONE Group Hospitality, Inc. (The)*	28,283	297,254
Papa John’s International, Inc.	44,353	4,669,484
PlayAGS, Inc.*	39,765	265,233
Portillo’s, Inc., Class A(x)*	31,539	774,598
RCI Hospitality Holdings, Inc.	11,722	720,434
Red Robin Gourmet Burgers, Inc.*	21,777	367,160
Red Rock Resorts, Inc., Class A	71,384	3,466,407
Rush Street Interactive, Inc.*	70,473	512,339
Ruth’s Hospitality Group, Inc.	44,233	1,012,051
Scientific Games Corp.*	127,898	7,514,007
SeaWorld Entertainment, Inc.*	66,952	4,983,907
Shake Shack, Inc., Class A*	50,182	3,407,358
Sweetgreen, Inc., Class A(x)*	16,401	524,668
Target Hospitality Corp.*	36,092	216,552
Texas Roadhouse, Inc.	93,105	7,795,682
Wingstop, Inc.	39,696	4,658,326
Xponential Fitness, Inc., Class A*	12,448	291,781

		87,307,685

Household Durables (1.5%)
Aterian, Inc.(x)*	40,378	98,118
Bassett Furniture Industries, Inc.	13,475	223,146
Beazer Homes USA, Inc.*	37,827	575,727
Cavco Industries, Inc.*	12,383	2,982,446
Century Communities, Inc.	39,930	2,139,050
Ethan Allen Interiors, Inc.	30,209	787,549
Flexsteel Industries, Inc.	9,613	185,531
GoPro, Inc., Class A*	175,888	1,500,325
Green Brick Partners, Inc.*	39,935	789,116
Hamilton Beach Brands Holding Co., Class A(x)	11,274	131,117
Helen of Troy Ltd.*	32,059	6,278,435
Hooker Furnishings Corp.	15,594	295,350
Hovnanian Enterprises, Inc., Class A*	7,407	437,754
Installed Building Products, Inc.	31,812	2,687,796
iRobot Corp.(x)*	35,983	2,281,322
KB Home	106,553	3,450,186
Landsea Homes Corp.*	14,399	123,111
La-Z-Boy, Inc.	59,016	1,556,252
Legacy Housing Corp.*	10,782	231,382
LGI Homes, Inc.*	28,956	2,828,422
Lifetime Brands, Inc.	16,995	218,216
Lovesac Co. (The)*	16,944	915,993
M.D.C. Holdings, Inc.	76,671	2,901,231
M/I Homes, Inc.*	38,181	1,693,327
Meritage Homes Corp.*	49,550	3,925,846
Purple Innovation, Inc.(x)*	72,687	425,219
Skyline Champion Corp.*	69,872	3,834,575
Snap One Holdings Corp.(x)*	23,676	349,221
Sonos, Inc.(x)*	170,569	4,813,457
Taylor Morrison Home Corp.*	159,143	4,331,872
Traeger, Inc.*	41,969	312,249
Tri Pointe Homes, Inc.*	146,624	2,944,210
Tupperware Brands Corp.(x)*	65,710	1,278,059
Universal Electronics, Inc.*	14,615	456,573
VOXX International Corp.*	22,526	224,584
Vuzix Corp.(x)*	78,677	519,268
Weber, Inc., Class A(x)	28,155	276,764

		59,002,799

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	33,407	426,273
1stdibs.com, Inc.(x)*	26,962	215,426
aka Brands Holding Corp.(x)*	12,787	56,518
CarParts.com, Inc.*	68,578	459,473
Duluth Holdings, Inc., Class B*	17,338	212,044
Groupon, Inc.(x)*	31,108	598,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Lands’ End, Inc.*	20,766	$351,361
Liquidity Services, Inc.*	32,010	548,011
Lulu’s Fashion Lounge Holdings, Inc.(x)*	7,785	52,782
Overstock.com, Inc.*	57,175	2,515,986
PetMed Express, Inc.(x)	24,290	626,682
Porch Group, Inc.(x)*	106,904	742,448
Quotient Technology, Inc.*	104,373	665,900
RealReal, Inc. (The)*	99,287	720,824
Rent the Runway, Inc., Class A(x)*	23,001	158,477
Revolve Group, Inc.*	48,146	2,584,959
Shutterstock, Inc.	31,375	2,920,385
Stitch Fix, Inc., Class A*	109,183	1,099,473
Xometry, Inc., Class A(x)*	32,823	1,206,245

		16,161,474

Leisure Products (0.4%)
Acushnet Holdings Corp.	45,912	1,848,417
American Outdoor Brands, Inc.*	21,309	279,787
AMMO, Inc.(x)*	126,722	608,266
Callaway Golf Co.*	153,927	3,604,970
Clarus Corp.	33,745	768,711
Escalade, Inc.(x)	13,296	175,507
Genius Brands International, Inc.(x)*	408,514	416,684
Johnson Outdoors, Inc., Class A	7,018	545,509
Latham Group, Inc.*	56,960	754,150
Malibu Boats, Inc., Class A*	28,183	1,634,896
Marine Products Corp.(x)	12,209	141,014
MasterCraft Boat Holdings, Inc.*	25,207	620,344
Nautilus, Inc.*	43,115	177,634
Smith & Wesson Brands, Inc.	64,291	972,723
Solo Brands, Inc., Class A(x)*	15,711	134,015
Sturm Ruger & Co., Inc.	22,467	1,564,153
Vista Outdoor, Inc.*	74,982	2,676,108

		16,922,888

Multiline Retail (0.4%)
Big Lots, Inc.(x)	40,180	1,390,228
Dillard’s, Inc., Class A(x)	7,217	1,936,971
Franchise Group, Inc.	38,071	1,577,281
Macy’s, Inc.	401,155	9,772,136

		14,676,616

Specialty Retail (2.0%)
Aaron’s Co., Inc. (The)	41,381	830,930
Abercrombie & Fitch Co., Class A*	74,431	2,381,048
Academy Sports & Outdoors, Inc.	104,184	4,104,850
American Eagle Outfitters, Inc.(x)	202,428	3,400,790
America’s Car-Mart, Inc.*	8,117	653,906
Arko Corp.	110,829	1,008,544
Asbury Automotive Group, Inc.*	30,547	4,893,629
Barnes & Noble Education, Inc.*	55,620	199,120
Bed Bath & Beyond, Inc.*	128,883	2,903,734
Big 5 Sporting Goods Corp.(x)	27,195	466,394
Boot Barn Holdings, Inc.*	39,224	3,718,043
Buckle, Inc. (The)	40,053	1,323,351
Caleres, Inc.	49,405	954,999
Camping World Holdings, Inc., Class A(x)	55,982	1,564,697
CarLotz, Inc.(x)*	62,921	86,202
Cato Corp. (The), Class A	25,579	374,988
Chico’s FAS, Inc.*	161,290	774,192
Children’s Place, Inc. (The)*	19,047	939,017
Citi Trends, Inc.*	11,516	352,677
Conn’s, Inc.*	23,939	368,900
Container Store Group, Inc. (The)*	42,623	348,230
Designer Brands, Inc., Class A*	80,603	1,088,947
Genesco, Inc.*	19,043	1,211,325
Group 1 Automotive, Inc.	22,137	3,715,253
GrowGeneration Corp.(x)*	78,304	721,180
Guess?, Inc.(x)	53,976	1,179,376
Haverty Furniture Cos., Inc.	21,843	598,935
Hibbett, Inc.	18,250	809,205
JOANN, Inc.(x)	16,795	191,631
Kirkland’s, Inc.*	20,282	188,420
Lazydays Holdings, Inc.(x)*	10,633	214,574
LL Flooring Holdings, Inc.*	33,797	473,834
MarineMax, Inc.*	27,951	1,125,307
Monro, Inc.	44,135	1,956,946
Murphy USA, Inc.	31,026	6,203,959
National Vision Holdings, Inc.*	110,693	4,822,894
ODP Corp. (The)*	61,834	2,833,852
OneWater Marine, Inc., Class A	13,507	465,316
Party City Holdco, Inc.*	148,169	530,445
Rent-A-Center, Inc.	87,683	2,208,735
Sally Beauty Holdings, Inc.*	146,075	2,283,152
Shift Technologies, Inc.(x)*	89,832	197,630
Shoe Carnival, Inc.	23,675	690,363
Signet Jewelers Ltd.	70,296	5,110,519
Sleep Number Corp.*	29,699	1,506,036
Sonic Automotive, Inc., Class A	27,853	1,184,031
Sportsman’s Warehouse Holdings, Inc.*	58,978	630,475
Tilly’s, Inc., Class A	30,389	284,441
Torrid Holdings, Inc.(x)*	24,499	148,464
TravelCenters of America, Inc.*	16,738	719,064
Urban Outfitters, Inc.*	91,243	2,291,112
Winmark Corp.	4,622	1,016,840
Zumiez, Inc.*	25,909	989,983

		79,240,485

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	77,501	5,921,076
Fossil Group, Inc.*	56,836	547,899
G-III Apparel Group Ltd.*	58,701	1,587,862
Kontoor Brands, Inc.	69,545	2,875,686
Movado Group, Inc.	20,609	804,781
Oxford Industries, Inc.	21,722	1,965,841
PLBY Group, Inc.(x)*	38,637	505,758
Rocky Brands, Inc.	9,917	412,448
Steven Madden Ltd.	108,176	4,179,921
Superior Group of Cos., Inc.	16,655	297,292
Unifi, Inc.*	18,714	338,723
Vera Bradley, Inc.*	34,379	263,687
Wolverine World Wide, Inc.	109,042	2,459,988

		22,160,962

Total Consumer Discretionary		371,419,763

Consumer Staples (3.2%)
Beverages (0.4%)
Celsius Holdings, Inc.*	71,724	3,957,730
Coca-Cola Consolidated, Inc.	6,304	3,132,142
Duckhorn Portfolio, Inc. (The)*	48,097	874,885
MGP Ingredients, Inc.(x)	19,003	1,626,467
National Beverage Corp.	31,932	1,389,042
Primo Water Corp.	207,274	2,953,655
Zevia PBC, Class A(x)*	13,753	62,851

		13,996,772

Food & Staples Retailing (1.1%)
Andersons, Inc. (The)	41,838	2,102,778
BJ’s Wholesale Club Holdings, Inc.*	182,299	12,325,235
Chefs’ Warehouse, Inc. (The)*	41,431	1,350,651
HF Foods Group, Inc.(x)*	48,544	323,303
Ingles Markets, Inc., Class A	18,827	1,676,544
MedAvail Holdings, Inc.(x)*	16,962	16,472
Natural Grocers by Vitamin Cottage, Inc.	12,264	240,374
Performance Food Group Co.*	201,636	10,265,289

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PriceSmart, Inc.	31,678	$2,498,444
Rite Aid Corp.(x)*	74,004	647,535
SpartanNash Co.	47,998	1,583,454
Sprouts Farmers Market, Inc.*	150,036	4,798,151
United Natural Foods, Inc.*	74,910	3,097,528
Village Super Market, Inc., Class A	11,321	277,365
Weis Markets, Inc.	22,056	1,575,240

		42,778,363

Food Products (0.9%)
AppHarvest, Inc.(x)*	98,314	528,438
B&G Foods, Inc.(x)	85,192	2,298,480
Calavo Growers, Inc.	22,950	836,527
Cal-Maine Foods, Inc.	54,734	3,022,411
Fresh Del Monte Produce, Inc.	44,172	1,144,496
Hostess Brands, Inc.*	185,288	4,065,219
J & J Snack Foods Corp.	19,769	3,066,172
John B Sanfilippo & Son, Inc.	11,351	947,127
Laird Superfood, Inc.(x)*	8,970	32,382
Lancaster Colony Corp.	25,458	3,797,061
Landec Corp.*	34,777	402,718
Limoneira Co.	23,357	342,881
Mission Produce, Inc.*	49,715	628,895
Sanderson Farms, Inc.	27,021	5,066,167
Seneca Foods Corp., Class A*	8,224	423,865
Simply Good Foods Co. (The)*	113,231	4,297,116
Sovos Brands, Inc.*	34,491	489,082
Tattooed Chef, Inc.(x)*	63,332	796,717
Tootsie Roll Industries, Inc.	21,120	738,355
TreeHouse Foods, Inc.*	70,025	2,259,006
Utz Brands, Inc.(x)	79,145	1,169,763
Vita Coco Co., Inc. (The)(x)*	14,782	132,447
Vital Farms, Inc.(x)*	32,932	407,040
Whole Earth Brands, Inc.(x)*	54,091	387,292

		37,279,657

Household Products (0.2%)
Central Garden & Pet Co.*	13,643	599,746
Central Garden & Pet Co., Class A*	53,172	2,168,354
Energizer Holdings, Inc.	88,770	2,730,565
Oil-Dri Corp. of America	7,945	227,624
WD-40 Co.	18,172	3,329,656

		9,055,945

Personal Products (0.5%)
Beauty Health Co. (The)*	116,607	1,968,326
BellRing Brands, Inc.(x)*	150,635	3,476,656
Edgewell Personal Care Co.	72,239	2,649,004
elf Beauty, Inc.*	64,084	1,655,290
Honest Co., Inc. (The)*	114,038	594,138
Inter Parfums, Inc.	23,973	2,110,823
Medifast, Inc.	15,423	2,633,940
Nature’s Sunshine Products, Inc.*	14,458	243,183
NewAge, Inc.(x)*	192,705	111,962
Nu Skin Enterprises, Inc., Class A	66,100	3,164,868
Revlon, Inc., Class A(x)*	12,560	101,359
Thorne HealthTech, Inc.*	9,009	57,297
USANA Health Sciences, Inc.*	15,947	1,266,989
Veru, Inc.(x)*	80,448	388,564

		20,422,399

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	218,530	506,989
Turning Point Brands, Inc.	19,372	658,842
Universal Corp.	32,413	1,882,223
Vector Group Ltd.	190,193	2,289,924

		5,337,978

Total Consumer Staples		128,871,114

Energy (6.0%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	176,582	1,629,852
Bristow Group, Inc.*	29,825	1,105,911
Cactus, Inc., Class A	73,729	4,183,384
ChampionX Corp.*	269,761	6,603,749
DMC Global, Inc.(x)*	24,910	759,755
Dril-Quip, Inc.*	47,077	1,758,326
Expro Group Holdings NV*	62,316	1,107,979
Helix Energy Solutions Group, Inc.*	191,902	917,292
Helmerich & Payne, Inc.	136,948	5,858,635
Liberty Oilfield Services, Inc., Class A*	125,332	1,857,420
Nabors Industries Ltd.*	8,970	1,369,898
National Energy Services Reunited Corp.(x)*	43,099	362,032
Newpark Resources, Inc.*	120,105	439,584
NexTier Oilfield Solutions, Inc.*	224,881	2,077,900
Oceaneering International, Inc.*	133,541	2,024,482
Oil States International, Inc.*	81,404	565,758
Patterson-UTI Energy, Inc.	246,707	3,819,024
ProPetro Holding Corp.*	117,070	1,630,785
RPC, Inc.*	88,495	944,242
Select Energy Services, Inc., Class A*	85,921	736,343
Solaris Oilfield Infrastructure, Inc., Class A	41,591	469,562
TETRA Technologies, Inc.*	163,202	670,760
Tidewater, Inc.(x)*	55,016	1,196,048
US Silica Holdings, Inc.*	98,607	1,840,007

		43,928,728

Oil, Gas & Consumable Fuels (4.9%)
Aemetis, Inc.(x)*	33,588	425,560
Alto Ingredients, Inc.*	95,106	648,623
Antero Resources Corp.*	380,585	11,619,260
Arch Resources, Inc.(x)	20,271	2,784,830
Berry Corp.	90,751	936,550
Brigham Minerals, Inc., Class A	59,480	1,519,714
California Resources Corp.	108,769	4,865,237
Callon Petroleum Co.*	63,743	3,765,936
Centennial Resource Development, Inc., Class A*	235,803	1,902,930
Centrus Energy Corp., Class A*	13,679	460,982
Chesapeake Energy Corp.(x)	139,652	12,149,724
Civitas Resources, Inc.(x)	58,276	3,479,660
Clean Energy Fuels Corp.*	201,319	1,598,473
CNX Resources Corp.*	267,491	5,542,414
Comstock Resources, Inc.*	122,778	1,602,253
CONSOL Energy, Inc.*	44,085	1,658,919
Crescent Energy, Inc., Class A(x)	39,066	677,404
CVR Energy, Inc.	39,676	1,013,325
Delek US Holdings, Inc.*	88,029	1,867,975
Denbury, Inc.*	67,101	5,272,126
DHT Holdings, Inc.	190,066	1,102,383
Dorian LPG Ltd.	43,244	626,606
Earthstone Energy, Inc., Class A*	41,030	518,209
Energy Fuels, Inc.(x)*	198,735	1,818,425
Equitrans Midstream Corp.	543,940	4,590,854
Falcon Minerals Corp.(x)	58,088	391,513
Frontline Ltd.(x)*	167,773	1,476,402
Gevo, Inc.(x)*	256,338	1,199,662
Golar LNG Ltd.*	134,575	3,334,768
Green Plains, Inc.*	53,568	1,661,144
HighPeak Energy, Inc.(x)	6,875	152,625
International Seaways, Inc.	61,648	1,112,130
Kinetik Holdings, Inc.(x)	4,718	306,717
Kosmos Energy Ltd.*	601,585	4,325,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Laredo Petroleum, Inc.*	16,386	$1,296,788
Magnolia Oil & Gas Corp., Class A	188,516	4,458,403
Matador Resources Co.	147,283	7,803,053
Murphy Oil Corp.	194,900	7,872,011
Nordic American Tankers Ltd.(x)	226,798	483,080
Northern Oil and Gas, Inc.	81,288	2,291,509
Oasis Petroleum, Inc.	26,378	3,859,101
Ovintiv, Inc.	348,630	18,850,424
Par Pacific Holdings, Inc.*	59,986	781,018
PBF Energy, Inc., Class A*	126,478	3,082,269
PDC Energy, Inc.	129,660	9,423,689
Peabody Energy Corp.*	113,238	2,777,728
Range Resources Corp.*	317,995	9,660,688
Ranger Oil Corp.*	28,458	982,655
Renewable Energy Group, Inc.*	60,031	3,640,880
REX American Resources Corp.*	7,120	709,152
Riley Exploration Permian, Inc.(x)	14,071	352,901
Scorpio Tankers, Inc.(x)	62,269	1,331,311
SFL Corp. Ltd.	166,261	1,692,537
SM Energy Co.	159,573	6,215,368
Southwestern Energy Co.*	1,351,605	9,691,008
Talos Energy, Inc.*	49,034	774,247
Teekay Corp.*	100,521	318,652
Teekay Tankers Ltd., Class A*	34,517	477,715
Tellurian, Inc.(x)*	476,051	2,523,070
Uranium Energy Corp.(x)*	343,536	1,576,830
Ur-Energy, Inc.(x)*	261,890	419,024
W&T Offshore, Inc.*	120,419	460,001
Whiting Petroleum Corp.	52,812	4,304,706
World Fuel Services Corp.	82,964	2,243,347

		196,761,894

Total Energy		240,690,622

Financials (14.4%)
Banks (8.0%)
1st Source Corp.	22,679	1,048,904
Allegiance Bancshares, Inc.	25,245	1,127,947
Amalgamated Financial Corp.	18,267	328,258
Amerant Bancorp, Inc.	34,778	1,098,637
American National Bankshares, Inc.	14,008	527,821
Ameris Bancorp	90,244	3,959,907
Arrow Financial Corp.	18,524	600,548
Associated Banc-Corp.	199,376	4,537,798
Atlantic Union Bankshares Corp.	101,188	3,712,588
Banc of California, Inc.	73,485	1,422,670
BancFirst Corp.	22,944	1,909,170
Bancorp, Inc. (The)*	70,492	1,997,038
Bank First Corp.(x)	8,771	631,424
Bank of Marin Bancorp	18,597	652,197
Bank of NT Butterfield & Son Ltd. (The)	67,356	2,416,733
BankUnited, Inc.	120,040	5,276,958
Banner Corp.	47,671	2,790,184
Bar Harbor Bankshares	19,803	566,762
Berkshire Hills Bancorp, Inc.	68,868	1,995,106
Blue Ridge Bankshares, Inc.	25,107	380,873
Brookline Bancorp, Inc.	100,271	1,586,287
Business First Bancshares, Inc.	25,448	619,150
Byline Bancorp, Inc.	33,153	884,522
Cadence Bank	227,064	6,643,893
Cambridge Bancorp	9,149	777,665
Camden National Corp.	19,759	929,463
Capital Bancorp, Inc.	10,394	237,607
Capital City Bank Group, Inc.	18,049	475,772
Capstar Financial Holdings, Inc.	24,584	518,231
Carter Bankshares, Inc.*	34,878	605,831
Cathay General Bancorp	96,723	4,328,354
CBTX, Inc.	25,770	798,870
Central Pacific Financial Corp.	32,457	905,550
Citizens & Northern Corp.	20,489	499,522
City Holding Co.	20,466	1,610,674
Civista Bancshares, Inc.	19,906	479,735
CNB Financial Corp.	21,558	567,407
Coastal Financial Corp.*	13,987	639,905
Columbia Banking System, Inc.	104,180	3,361,889
Community Bank System, Inc.	73,312	5,142,837
Community Trust Bancorp, Inc.	20,994	864,953
ConnectOne Bancorp, Inc.	50,014	1,600,948
CrossFirst Bankshares, Inc.*	63,361	998,569
Customers Bancorp, Inc.*	40,585	2,116,102
CVB Financial Corp.	176,867	4,105,083
Dime Community Bancshares, Inc.	44,797	1,548,632
Eagle Bancorp, Inc.	41,968	2,392,596
Eastern Bankshares, Inc.	228,465	4,921,136
Enterprise Bancorp, Inc.	12,429	498,651
Enterprise Financial Services Corp.	46,114	2,181,653
Equity Bancshares, Inc., Class A	17,980	580,934
Farmers National Banc Corp.	39,932	681,240
FB Financial Corp.	44,307	1,968,117
Fidelity D&D Bancorp, Inc.(x)	5,808	269,665
Financial Institutions, Inc.	20,997	632,640
First Bancorp (Nasdaq Stock Exchange)	40,773	1,703,088
First Bancorp (Quotrix Stock Exchange)	269,633	3,537,585
First Bancorp, Inc. (The)	13,769	414,172
First Bancshares, Inc. (The)	26,943	906,901
First Bank	20,896	297,141
First Busey Corp.	67,415	1,708,296
First Commonwealth Financial Corp.	132,401	2,007,199
First Community Bankshares, Inc.	22,332	629,986
First Financial Bancorp	123,312	2,842,342
First Financial Bankshares, Inc.	172,738	7,621,201
First Financial Corp.	14,486	626,954
First Foundation, Inc.	66,574	1,617,082
First Internet Bancorp	12,931	556,162
First Interstate BancSystem, Inc., Class A	116,614	4,287,897
First Merchants Corp.	71,412	2,970,739
First Mid Bancshares, Inc.	22,449	864,062
First of Long Island Corp. (The)	30,252	588,704
Five Star Bancorp(x)	16,708	472,836
Flushing Financial Corp.	39,700	887,295
Fulton Financial Corp.	213,154	3,542,620
German American Bancorp, Inc.	32,864	1,248,503
Glacier Bancorp, Inc.	146,592	7,370,646
Great Southern Bancorp, Inc.	13,809	814,869
Guaranty Bancshares, Inc.	10,702	374,570
Hancock Whitney Corp.	115,078	6,001,318
Hanmi Financial Corp.	41,036	1,009,896
HarborOne Bancorp, Inc.	64,164	899,579
HBT Financial, Inc.	15,059	273,773
Heartland Financial USA, Inc.	54,046	2,585,020
Heritage Commerce Corp.	76,236	857,655
Heritage Financial Corp.	47,730	1,196,114
Hilltop Holdings, Inc.	82,474	2,424,736
Home BancShares, Inc.	204,504	4,621,790
HomeStreet, Inc.	26,762	1,267,984
HomeTrust Bancshares, Inc.	20,053	592,165
Hope Bancorp, Inc.	161,381	2,595,006
Horizon Bancorp, Inc.	57,563	1,074,701
Independent Bank Corp.	27,058	595,276
Independent Bank Corp./MA	60,932	4,977,535
Independent Bank Group, Inc.	49,554	3,526,263
International Bancshares Corp.	72,097	3,043,214

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Bancorp, Inc.	300,452	$4,485,748
Lakeland Bancorp, Inc.	81,373	1,358,929
Lakeland Financial Corp.	32,569	2,377,537
Live Oak Bancshares, Inc.	42,766	2,176,362
Macatawa Bank Corp.	34,939	314,800
Mercantile Bank Corp.	20,563	728,341
Meta Financial Group, Inc.	40,502	2,224,370
Metrocity Bankshares, Inc.	26,641	625,531
Metropolitan Bank Holding Corp.*	13,147	1,337,970
Mid Penn Bancorp, Inc.	19,019	509,899
Midland States Bancorp, Inc.	28,444	820,894
MidWestOne Financial Group, Inc.	19,067	631,118
MVB Financial Corp.	14,241	591,002
National Bank Holdings Corp., Class A	38,820	1,563,670
NBT Bancorp, Inc.	57,659	2,083,220
Nicolet Bankshares, Inc.*	16,154	1,511,530
Northrim BanCorp, Inc.	8,038	350,216
Northwest Bancshares, Inc.	169,559	2,290,742
OceanFirst Financial Corp.	78,763	1,583,136
OFG Bancorp	67,077	1,786,931
Old National Bancorp	391,548	6,413,556
Old Second Bancorp, Inc.	38,767	562,509
Origin Bancorp, Inc.	30,274	1,280,287
Orrstown Financial Services, Inc.	14,497	332,416
Pacific Premier Bancorp, Inc.	123,056	4,350,030
Park National Corp.	19,369	2,544,699
Peapack-Gladstone Financial Corp.	24,548	853,043
Peoples Bancorp, Inc.	33,694	1,054,959
Peoples Financial Services Corp.	9,328	470,877
Preferred Bank	13,651	1,011,403
Premier Financial Corp.	47,991	1,455,567
Primis Financial Corp.	30,488	426,222
QCR Holdings, Inc.	20,510	1,160,661
RBB Bancorp	18,714	439,592
Red River Bancshares, Inc.	6,076	321,481
Renasant Corp.	75,052	2,510,489
Republic Bancorp, Inc., Class A	12,492	561,391
Republic First Bancorp, Inc.*	72,334	373,243
S&T Bancorp, Inc.	47,713	1,411,351
Sandy Spring Bancorp, Inc.	58,880	2,644,890
Seacoast Banking Corp. of Florida	72,934	2,554,149
ServisFirst Bancshares, Inc.	66,402	6,327,447
Sierra Bancorp	18,826	470,273
Silvergate Capital Corp., Class A*	37,283	5,613,701
Simmons First National Corp., Class A	143,644	3,766,346
SmartFinancial, Inc.	18,559	474,739
South Plains Financial, Inc.	14,063	373,795
Southern First Bancshares, Inc.*	9,901	503,367
Southside Bancshares, Inc.	42,175	1,722,005
SouthState Corp.	102,322	8,348,452
Spirit of Texas Bancshares, Inc.	17,175	451,359
Stock Yards Bancorp, Inc.	32,297	1,708,511
Summit Financial Group, Inc.	14,836	379,653
Texas Capital Bancshares, Inc.*	67,449	3,865,502
Third Coast Bancshares, Inc.(x)*	4,736	109,402
Tompkins Financial Corp.	19,066	1,492,296
Towne Bank	90,026	2,695,378
TriCo Bancshares	36,658	1,467,420
TriState Capital Holdings, Inc.*	39,393	1,309,029
Triumph Bancorp, Inc.*	31,556	2,966,895
Trustmark Corp.	86,869	2,639,949
UMB Financial Corp.	58,245	5,659,084
United Bankshares, Inc.	175,441	6,119,382
United Community Banks, Inc.	140,579	4,892,149
Univest Financial Corp.	38,465	1,029,323
Valley National Bancorp	532,773	6,936,704
Veritex Holdings, Inc.	63,262	2,414,711
Washington Trust Bancorp, Inc.	22,765	1,195,163
WesBanco, Inc.	80,411	2,762,922
West BanCorp, Inc.	21,552	586,430
Westamerica Bancorp	36,133	2,186,047

		321,940,676

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	78,484	3,088,345
AssetMark Financial Holdings, Inc.*	24,403	542,967
Associated Capital Group, Inc., Class A	3,173	132,980
B Riley Financial, Inc.	27,208	1,903,472
BGC Partners, Inc., Class A	424,107	1,866,071
Blucora, Inc.*	65,196	1,274,582
Brightsphere Investment Group, Inc.	42,973	1,042,095
Cohen & Steers, Inc.	33,344	2,863,916
Cowen, Inc., Class A	35,372	958,581
Diamond Hill Investment Group, Inc.	4,054	759,314
Donnelley Financial Solutions, Inc.*	40,057	1,332,296
Federated Hermes, Inc.	123,824	4,217,445
Focus Financial Partners, Inc., Class A*	86,473	3,955,275
GAMCO Investors, Inc., Class A	6,815	150,680
GCM Grosvenor, Inc., Class A(x)	59,581	578,532
Greenhill & Co., Inc.(x)	18,505	286,272
Hamilton Lane, Inc., Class A	46,254	3,574,972
Houlihan Lokey, Inc.	67,944	5,965,483
Moelis & Co., Class A	82,020	3,850,839
Open Lending Corp., Class A*	139,808	2,643,769
Oppenheimer Holdings, Inc., Class A	12,283	535,293
Piper Sandler Cos.	23,459	3,078,994
PJT Partners, Inc., Class A	31,528	1,990,047
Pzena Investment Management, Inc., Class A	26,052	208,937
Sculptor Capital Management, Inc.	31,204	434,672
StepStone Group, Inc., Class A	60,726	2,007,602
StoneX Group, Inc.*	22,506	1,670,620
Value Line, Inc.	1,697	113,699
Virtus Investment Partners, Inc.	9,706	2,329,343
WisdomTree Investments, Inc.(x)	180,501	1,059,541

		54,416,634

Consumer Finance (0.7%)
Atlanticus Holdings Corp.(x)*	6,639	343,834
Curo Group Holdings Corp.(x)	28,331	369,720
Encore Capital Group, Inc.*	32,860	2,061,308
Enova International, Inc.*	48,250	1,832,052
EZCORP, Inc., Class A*	62,292	376,244
FirstCash Holdings, Inc.	52,809	3,714,585
Green Dot Corp., Class A*	72,706	1,997,961
LendingClub Corp.*	132,580	2,092,112
LendingTree, Inc.*	15,762	1,886,239
Navient Corp.	201,090	3,426,574
Nelnet, Inc., Class A	22,577	1,918,819
Oportun Financial Corp.*	30,428	436,946
PRA Group, Inc.*	57,979	2,613,693
PROG Holdings, Inc.*	75,188	2,163,159
Regional Management Corp.	10,278	499,202
World Acceptance Corp.*	5,698	1,093,104

		26,825,552

Diversified Financial Services (0.1%)
Alerus Financial Corp.	21,004	580,550
A-Mark Precious Metals, Inc.	11,923	922,125
Banco Latinoamericano de Comercio Exterior SA, Class E	37,965	591,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cannae Holdings, Inc.*	112,714	$2,696,119

		4,790,289

Insurance (1.7%)
Ambac Financial Group, Inc.*	61,005	634,452
American Equity Investment Life Holding Co.	110,026	4,391,138
American National Group, Inc.	10,106	1,910,944
AMERISAFE, Inc.	25,936	1,288,241
Argo Group International Holdings Ltd.	42,697	1,762,532
Bright Health Group, Inc.(x)*	344,144	664,198
BRP Group, Inc., Class A*	61,624	1,653,372
Citizens, Inc.(x)*	66,379	281,447
CNO Financial Group, Inc.	159,798	4,009,332
Crawford & Co., Class A	21,826	165,005
Donegal Group, Inc., Class A	21,080	282,683
eHealth, Inc.*	33,108	410,870
Employers Holdings, Inc.	38,340	1,572,707
Enstar Group Ltd.*	16,511	4,311,848
Genworth Financial, Inc., Class A*	690,516	2,610,151
Goosehead Insurance, Inc., Class A	24,321	1,910,901
Greenlight Capital Re Ltd., Class A*	35,234	249,104
HCI Group, Inc.	7,594	517,759
Heritage Insurance Holdings, Inc.	34,353	245,280
Horace Mann Educators Corp.	56,458	2,361,638
Investors Title Co.	1,741	353,789
James River Group Holdings Ltd.	48,091	1,189,771
Kinsale Capital Group, Inc.	28,603	6,522,056
Maiden Holdings Ltd.(x)*	100,615	242,482
MBIA, Inc.*	64,280	989,269
MetroMile, Inc.*	129,120	170,438
National Western Life Group, Inc., Class A	3,346	703,998
NI Holdings, Inc.*	11,494	194,938
Palomar Holdings, Inc.*	32,682	2,091,321
ProAssurance Corp.	71,907	1,932,860
RLI Corp.	53,225	5,888,282
Safety Insurance Group, Inc.	19,174	1,741,958
Selective Insurance Group, Inc.	79,040	7,063,014
Selectquote, Inc.*	181,470	506,301
SiriusPoint Ltd.*	117,478	878,735
Stewart Information Services Corp.	36,883	2,235,479
Tiptree, Inc.	32,864	422,302
Trean Insurance Group, Inc.*	25,536	119,764
Trupanion, Inc.*	51,199	4,562,855
United Fire Group, Inc.	26,286	816,706
United Insurance Holdings Corp.	35,729	118,263
Universal Insurance Holdings, Inc.	36,346	490,308

		70,468,491

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AFC Gamma, Inc. (REIT)	16,631	317,985
Angel Oak Mortgage, Inc. (REIT)(x)	9,742	159,866
Apollo Commercial Real Estate Finance, Inc. (REIT)	186,631	2,599,770
Arbor Realty Trust, Inc. (REIT)	192,971	3,292,085
Ares Commercial Real Estate Corp. (REIT)	54,588	847,206
ARMOUR Residential REIT, Inc. (REIT)(x)	118,397	994,535
Blackstone Mortgage Trust, Inc. (REIT), Class A	209,227	6,651,326
BrightSpire Capital, Inc. (REIT)	113,193	1,047,035
Broadmark Realty Capital, Inc. (REIT)	173,100	1,497,315
Chicago Atlantic Real Estate Finance, Inc. (REIT)	7,968	141,273
Chimera Investment Corp. (REIT)	315,919	3,803,665
Dynex Capital, Inc. (REIT)(x)	44,005	712,881
Ellington Financial, Inc. (REIT)	72,190	1,281,372
Franklin BSP Realty Trust, Inc. (REIT)	43,141	603,111
Granite Point Mortgage Trust, Inc. (REIT)	71,072	790,321
Great Ajax Corp. (REIT)(x)	31,399	368,310
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	102,812	4,876,373
Invesco Mortgage Capital, Inc. (REIT)(x)	417,620	952,174
KKR Real Estate Finance Trust, Inc. (REIT)	46,784	964,218
Ladder Capital Corp. (REIT)	152,370	1,808,632
MFA Financial, Inc. (REIT)	588,798	2,372,856
New York Mortgage Trust, Inc. (REIT)(x)	501,994	1,832,278
Orchid Island Capital, Inc. (REIT)(x)	182,220	592,215
PennyMac Mortgage Investment Trust (REIT)‡	130,339	2,201,426
Ready Capital Corp. (REIT)	89,481	1,347,584
Redwood Trust, Inc. (REIT)	152,226	1,602,940
TPG RE Finance Trust, Inc. (REIT)	79,857	943,111
Two Harbors Investment Corp. (REIT)(x)	461,378	2,551,420

		47,153,283

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	76,832	3,564,236
Blue Foundry Bancorp*	37,576	509,155
Bridgewater Bancshares, Inc.*	26,923	449,076
Capitol Federal Financial, Inc.	172,510	1,876,909
Columbia Financial, Inc.*	50,923	1,095,354
Essent Group Ltd.	144,104	5,938,526
Federal Agricultural Mortgage Corp., Class C	12,254	1,329,314
Finance of America Cos., Inc., Class A(x)*	24,785	75,346
Flagstar Bancorp, Inc.	70,679	2,996,790
FS Bancorp, Inc.	9,573	296,763
Hingham Institution For Savings (The)	1,839	631,145
Home Bancorp, Inc.	10,031	409,164
Home Point Capital, Inc.(x)	11,260	35,019
Kearny Financial Corp.	87,471	1,126,626
Luther Burbank Corp.	20,719	275,355
Merchants Bancorp	19,642	537,798
Mr Cooper Group, Inc.*	82,955	3,788,555
NMI Holdings, Inc., Class A*	112,863	2,327,235
Northfield Bancorp, Inc.	56,677	813,882
Ocwen Financial Corp.*	11,826	280,986
PCSB Financial Corp.	16,642	318,029
PennyMac Financial Services, Inc.‡	40,030	2,129,596
Pioneer Bancorp, Inc.*	18,430	193,884
Provident Bancorp, Inc.	20,588	333,937
Provident Financial Services, Inc.	102,438	2,397,049
Radian Group, Inc.	239,683	5,323,359
Southern Missouri Bancorp, Inc.	10,808	539,860
TrustCo Bank Corp.	26,075	832,575
Velocity Financial, Inc.*	12,412	135,787
Walker & Dunlop, Inc.	38,896	5,033,920
Washington Federal, Inc.	87,071	2,857,670
Waterstone Financial, Inc.	28,670	554,478
WSFS Financial Corp.	87,117	4,061,394

		53,068,772

Total Financials		578,663,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (15.0%)
Biotechnology (6.3%)
2seventy bio, Inc.(x)*	30,183	$514,922
4D Molecular Therapeutics, Inc.*	37,442	566,123
89bio, Inc.*	11,852	44,682
ACADIA Pharmaceuticals, Inc.*	159,163	3,854,928
Acumen Pharmaceuticals, Inc.*	37,625	147,114
Adagio Therapeutics, Inc.(x)*	78,289	356,998
Adicet Bio, Inc.*	30,271	604,512
Adverum Biotechnologies, Inc.(x)*	121,536	159,212
Aeglea BioTherapeutics, Inc.*	67,802	155,945
Aerovate Therapeutics, Inc.(x)*	11,795	216,202
Affimed NV*	155,271	678,534
Agenus, Inc.*	285,319	701,885
Agios Pharmaceuticals, Inc.(x)*	72,845	2,120,518
Akebia Therapeutics, Inc.*	220,383	158,213
Akero Therapeutics, Inc.*	34,468	489,101
Akouos, Inc.(x)*	29,878	141,920
Alaunos Therapeutics, Inc.(x)*	322,792	210,590
Albireo Pharma, Inc.*	22,620	674,755
Aldeyra Therapeutics, Inc.*	70,243	312,230
Alector, Inc.*	77,790	1,108,508
Aligos Therapeutics, Inc.(x)*	27,155	58,383
Alkermes plc*	213,324	5,612,554
Allakos, Inc.*	46,892	267,284
Allogene Therapeutics, Inc.*	87,438	796,560
Allovir, Inc.*	37,671	254,279
Alpine Immune Sciences, Inc.(x)*	16,811	150,795
Altimmune, Inc.*	53,140	323,623
ALX Oncology Holdings, Inc.(x)*	24,143	408,017
Amicus Therapeutics, Inc.*	353,144	3,344,274
AnaptysBio, Inc.*	23,873	590,618
Anavex Life Sciences Corp.(x)*	89,859	1,106,164
Anika Therapeutics, Inc.*	19,348	485,828
Annexon, Inc.*	41,038	112,034
Apellis Pharmaceuticals, Inc.*	103,229	5,245,065
Applied Molecular Transport, Inc.(x)*	34,161	256,891
Applied Therapeutics, Inc.(x)*	25,634	54,088
AquaBounty Technologies, Inc.(x)*	75,956	142,038
Arbutus Biopharma Corp.(x)*	113,038	336,853
Arcellx, Inc.(x)*	12,096	169,586
Arcturus Therapeutics Holdings, Inc.(x)*	27,540	742,478
Arcus Biosciences, Inc.*	59,614	1,881,418
Arcutis Biotherapeutics, Inc.*	36,782	708,421
Ardelyx, Inc.*	123,172	131,794
Arrowhead Pharmaceuticals, Inc.*	135,892	6,249,673
Atara Biotherapeutics, Inc.*	113,306	1,052,613
Athenex, Inc.(x)*	113,172	93,876
Athersys, Inc.(x)*	280,495	169,840
Atossa Therapeutics, Inc.(x)*	169,320	211,650
Atreca, Inc., Class A(x)*	47,181	149,564
Aura Biosciences, Inc.(x)*	7,306	160,732
Avalo Therapeutics, Inc.*	75,253	54,536
Avid Bioservices, Inc.(x)*	81,238	1,654,818
Avidity Biosciences, Inc.*	47,328	874,148
Avita Medical, Inc.(x)*	34,553	293,009
Avrobio, Inc.*	52,923	69,858
Beam Therapeutics, Inc.*	68,622	3,932,041
Beyondspring, Inc.(x)*	27,918	61,420
BioAtla, Inc.*	17,819	89,095
BioCryst Pharmaceuticals, Inc.*	241,362	3,924,546
Biohaven Pharmaceutical Holding Co. Ltd.*	74,067	8,782,124
Biomea Fusion, Inc.(x)*	29,063	129,621
Bioxcel Therapeutics, Inc.(x)*	20,965	438,378
Black Diamond Therapeutics, Inc.*	26,639	73,790
Bluebird Bio, Inc.*	90,551	439,172
Blueprint Medicines Corp.*	78,445	5,011,067
Bolt Biotherapeutics, Inc.(x)*	32,504	89,061
Bridgebio Pharma, Inc.*	142,245	1,443,787
Brooklyn ImmunoTherapeutics, Inc.(x)*	34,455	70,633
C4 Therapeutics, Inc.(x)*	51,793	1,256,498
Cardiff Oncology, Inc.(x)*	52,332	129,783
CareDx, Inc.*	68,087	2,518,538
Caribou Biosciences, Inc.*	67,640	620,935
Catalyst Pharmaceuticals, Inc.*	130,638	1,082,989
Celcuity, Inc.(x)*	11,536	107,862
Celldex Therapeutics, Inc.*	61,646	2,099,663
CEL-SCI Corp.(x)*	54,267	213,269
Century Therapeutics, Inc.(x)*	23,044	290,124
Cerevel Therapeutics Holdings, Inc.(x)*	53,831	1,884,623
ChemoCentryx, Inc.*	72,384	1,814,667
Chimerix, Inc.*	97,075	444,604
Chinook Therapeutics, Inc.(x)*	52,383	856,986
Clene, Inc.(x)*	33,118	130,485
Clovis Oncology, Inc.(x)*	144,169	291,221
Codiak Biosciences, Inc.(x)*	22,726	142,492
Cogent Biosciences, Inc.(x)*	53,777	402,790
Coherus Biosciences, Inc.(x)*	85,076	1,098,331
Cortexyme, Inc.(x)*	28,874	178,730
Crinetics Pharmaceuticals, Inc.*	61,784	1,356,159
Cue Biopharma, Inc.*	45,444	221,767
Cullinan Oncology, Inc.(x)*	35,071	367,193
Curis, Inc.*	125,347	298,326
Cyteir Therapeutics, Inc.(x)*	10,976	41,380
Cytokinetics, Inc.*	105,439	3,881,210
CytomX Therapeutics, Inc.*	94,781	253,065
Day One Biopharmaceuticals, Inc.(x)*	30,250	300,080
Deciphera Pharmaceuticals, Inc.*	53,724	498,021
Denali Therapeutics, Inc.*	120,987	3,892,152
DermTech, Inc.(x)*	34,310	503,671
Design Therapeutics, Inc.(x)*	35,649	575,731
Dynavax Technologies Corp.(x)*	144,693	1,568,472
Dyne Therapeutics, Inc.(x)*	43,465	419,003
Eagle Pharmaceuticals, Inc.*	15,331	758,731
Editas Medicine, Inc.(x)*	92,151	1,752,712
Eiger BioPharmaceuticals, Inc.*	48,550	402,965
Eliem Therapeutics, Inc.(x)*	9,258	77,675
Emergent BioSolutions, Inc.*	65,679	2,696,780
Enanta Pharmaceuticals, Inc.*	25,869	1,841,355
Entrada Therapeutics, Inc.(x)*	12,279	115,300
Epizyme, Inc.*	129,948	149,440
Erasca, Inc.(x)*	84,996	730,966
Evelo Biosciences, Inc.(x)*	43,956	149,011
Exagen, Inc.(x)*	15,681	125,918
Fate Therapeutics, Inc.*	108,806	4,218,409
FibroGen, Inc.*	114,310	1,374,006
FInch Therapeutics Group, Inc.(x)*	10,954	55,099
Foghorn Therapeutics, Inc.(x)*	28,310	431,161
Forma Therapeutics Holdings, Inc.*	46,508	432,524
Forte Biosciences, Inc.(x)*	16,328	23,839
Fortress Biotech, Inc.(x)*	109,682	149,168
Frequency Therapeutics, Inc.(x)*	37,976	80,509
G1 Therapeutics, Inc.(x)*	56,742	431,239
Gemini Therapeutics, Inc.(x)*	31,705	44,070
Generation Bio Co.*	57,298	420,567
Geron Corp.(x)*	409,212	556,528
Global Blood Therapeutics, Inc.*	81,440	2,821,082
Gossamer Bio, Inc.*	83,357	723,539

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Graphite Bio, Inc.(x)*	39,255	$200,201
Greenwich Lifesciences, Inc.(x)*	5,841	114,600
Gritstone bio, Inc.(x)*	58,441	240,777
GT Biopharma, Inc.(x)*	34,513	99,397
Halozyme Therapeutics, Inc.*	184,125	7,342,905
Harpoon Therapeutics, Inc.(x)*	20,644	102,601
Heron Therapeutics, Inc.(x)*	121,024	692,257
Homology Medicines, Inc.*	54,739	166,407
Hookipa Pharma, Inc.(x)*	26,012	59,307
Humanigen, Inc.(x)*	64,913	195,388
iBio, Inc.(x)*	329,363	141,033
Icosavax, Inc.(x)*	32,152	226,350
Ideaya Biosciences, Inc.*	43,058	481,819
IGM Biosciences, Inc.(x)*	11,671	311,966
Imago Biosciences, Inc.(x)*	26,688	514,278
Immuneering Corp., Class A(x)*	25,264	163,458
Immunic, Inc.(x)*	22,448	253,662
ImmunityBio, Inc.(x)*	96,798	543,037
ImmunoGen, Inc.*	285,806	1,360,437
Immunovant, Inc.*	53,745	296,135
Impel Neuropharma, Inc.(x)*	7,222	46,004
Infinity Pharmaceuticals, Inc.(x)*	126,689	144,425
Inhibrx, Inc.(x)*	37,404	833,361
Inovio Pharmaceuticals, Inc.(x)*	272,747	979,162
Inozyme Pharma, Inc.(x)*	18,509	75,702
Insmed, Inc.*	158,331	3,720,779
Instil Bio, Inc.(x)*	72,487	779,235
Intellia Therapeutics, Inc.*	93,289	6,779,312
Intercept Pharmaceuticals, Inc.(x)*	33,479	544,703
Ironwood Pharmaceuticals, Inc.*	195,442	2,458,660
iTeos Therapeutics, Inc.*	26,079	839,222
IVERIC bio, Inc.*	154,233	2,595,741
Janux Therapeutics, Inc.*	23,604	338,481
Jounce Therapeutics, Inc.*	47,712	323,964
KalVista Pharmaceuticals, Inc.*	29,319	432,162
Karuna Therapeutics, Inc.*	29,846	3,784,174
Karyopharm Therapeutics, Inc.(x)*	95,348	702,715
Keros Therapeutics, Inc.(x)*	20,491	1,114,301
Kezar Life Sciences, Inc.*	45,152	750,426
Kiniksa Pharmaceuticals Ltd., Class A*	41,394	411,456
Kinnate Biopharma, Inc.(x)*	32,021	360,556
Kodiak Sciences, Inc.*	45,217	349,075
Kronos Bio, Inc.*	52,041	376,256
Krystal Biotech, Inc.(x)*	26,750	1,779,945
Kura Oncology, Inc.*	85,750	1,378,860
Kymera Therapeutics, Inc.*	46,201	1,955,226
Lexicon Pharmaceuticals, Inc.*	98,251	205,345
Ligand Pharmaceuticals, Inc.*	20,058	2,256,324
Lineage Cell Therapeutics, Inc.(x)*	175,508	270,282
Lyell Immunopharma, Inc.(x)*	197,255	996,138
MacroGenics, Inc.*	80,494	709,152
Madrigal Pharmaceuticals, Inc.*	15,657	1,536,265
Magenta Therapeutics, Inc.*	33,599	97,437
MannKind Corp.(x)*	335,684	1,235,317
MEI Pharma, Inc.(x)*	141,296	85,131
MeiraGTx Holdings plc*	36,710	508,434
Mersana Therapeutics, Inc.*	99,671	397,687
MiMedx Group, Inc.(x)*	145,090	683,374
MiNK Therapeutics, Inc.(x)*	2,618	5,891
Mirum Pharmaceuticals, Inc.*	4,833	106,423
Molecular Templates, Inc.(x)*	40,745	140,570
Monte Rosa Therapeutics, Inc.(x)*	38,417	538,606
Morphic Holding, Inc.*	26,717	1,072,688
Mustang Bio, Inc.*	100,729	101,736
Myriad Genetics, Inc.*	103,584	2,610,317
Neoleukin Therapeutics, Inc.*	40,931	76,950
NexImmune, Inc.(x)*	24,538	103,305
Nkarta, Inc.(x)*	20,419	232,368
Nurix Therapeutics, Inc.*	41,524	581,751
Nuvalent, Inc., Class A(x)*	24,367	338,458
Ocugen, Inc.(x)*	251,277	829,214
Olema Pharmaceuticals, Inc.(x)*	34,194	145,666
Omega Therapeutics, Inc.(x)*	29,618	184,816
Oncocyte Corp.(x)*	80,667	120,194
Oncorus, Inc.(x)*	29,559	52,615
Oncternal Therapeutics, Inc.(x)*	64,051	89,031
OPKO Health, Inc.(x)*	537,528	1,849,096
Organogenesis Holdings, Inc.*	92,358	703,768
ORIC Pharmaceuticals, Inc.*	42,709	228,066
Outlook Therapeutics, Inc.(x)*	126,751	225,617
Oyster Point Pharma, Inc.(x)*	16,081	187,183
Passage Bio, Inc.*	53,677	166,399
PMV Pharmaceuticals, Inc.(x)*	35,165	732,135
Portage Biotech, Inc.(x)*	5,218	34,282
Poseida Therapeutics, Inc.(x)*	38,556	172,731
Praxis Precision Medicines, Inc.*	45,485	464,402
Precigen, Inc.(x)*	137,273	289,646
Precision BioSciences, Inc.*	67,751	208,673
Prelude Therapeutics, Inc.(x)*	15,061	103,921
Prometheus Biosciences, Inc.(x)*	40,179	1,517,159
Protagonist Therapeutics, Inc.*	59,834	1,416,869
Prothena Corp. plc*	46,835	1,712,756
PTC Therapeutics, Inc.*	92,371	3,446,362
Puma Biotechnology, Inc.*	48,950	140,976
Pyxis Oncology, Inc.*	14,253	57,582
Radius Health, Inc.*	66,220	584,723
Rallybio Corp.(x)*	24,064	167,967
RAPT Therapeutics, Inc.*	26,008	571,916
Recursion Pharmaceuticals, Inc., Class A(x)*	154,517	1,106,342
REGENXBIO, Inc.*	52,916	1,756,282
Relay Therapeutics, Inc.*	93,801	2,807,464
Reneo Pharmaceuticals, Inc.(x)*	11,663	34,289
Replimune Group, Inc.*	38,747	657,924
REVOLUTION Medicines, Inc.*	79,588	2,030,290
Rhythm Pharmaceuticals, Inc.(x)*	58,580	674,842
Rigel Pharmaceuticals, Inc.*	237,341	709,650
Rocket Pharmaceuticals, Inc.*	57,493	911,839
Rubius Therapeutics, Inc.*	65,255	359,555
Sana Biotechnology, Inc.(x)*	116,215	959,936
Sangamo Therapeutics, Inc.*	153,882	894,054
Scholar Rock Holding Corp.(x)*	39,358	507,325
Selecta Biosciences, Inc.*	129,279	159,013
Sensei Biotherapeutics, Inc.(x)*	30,047	69,409
Sera Prognostics, Inc., Class A(x)*	6,094	23,096
Seres Therapeutics, Inc.*	93,305	664,332
Sesen Bio, Inc.(x)*	247,426	149,124
Shattuck Labs, Inc.*	38,500	164,010
Sigilon Therapeutics, Inc.*	11,879	17,462
Silverback Therapeutics, Inc.*	19,515	68,498
Solid Biosciences, Inc.*	86,298	103,558
Sorrento Therapeutics, Inc.(x)*	400,496	933,156
Spectrum Pharmaceuticals, Inc.(x)*	212,619	274,279
Spero Therapeutics, Inc.(x)*	31,462	273,719
SpringWorks Therapeutics, Inc.*	39,435	2,225,711
Spruce Biosciences, Inc.(x)*	9,956	20,012
SQZ Biotechnologies Co.(x)*	32,950	158,490
Stoke Therapeutics, Inc.(x)*	25,383	534,312
Summit Therapeutics, Inc.(x)*	32,532	79,703
Surface Oncology, Inc.*	48,156	141,579
Sutro Biopharma, Inc.*	58,128	477,812
Syndax Pharmaceuticals, Inc.*	60,280	1,047,666
Syros Pharmaceuticals, Inc.(x)*	69,840	83,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Talaris Therapeutics, Inc.(x)*	28,574	$281,168
Taysha Gene Therapies, Inc.(x)*	32,219	210,068
TCR2 Therapeutics, Inc.*	40,517	111,827
Tenaya Therapeutics, Inc.(x)*	38,019	447,864
TG Therapeutics, Inc.*	172,997	1,645,201
Tonix Pharmaceuticals Holding Corp.(x)*	472,816	108,842
Travere Therapeutics, Inc.*	78,574	2,024,852
Trevena, Inc.(x)*	236,687	130,154
Turning Point Therapeutics, Inc.*	62,000	1,664,700
Twist Bioscience Corp.*	73,607	3,634,714
Tyra Biosciences, Inc.(x)*	16,300	174,410
UroGen Pharma Ltd.(x)*	24,390	212,437
Vanda Pharmaceuticals, Inc.*	72,367	818,471
Vaxart, Inc.(x)*	162,755	820,285
Vaxcyte, Inc.*	54,154	1,307,819
VBI Vaccines, Inc.(x)*	269,493	447,358
Vera Therapeutics, Inc.(x)*	18,196	427,424
Veracyte, Inc.*	91,046	2,510,138
Verastem, Inc.*	245,632	346,341
Vericel Corp.*	61,828	2,363,066
Verve Therapeutics, Inc.(x)*	48,465	1,105,971
Vigil Neuroscience, Inc.*	8,925	62,743
Viking Therapeutics, Inc.(x)*	99,006	297,018
VIncerx Pharma, Inc.*	14,770	59,080
Vir Biotechnology, Inc.*	80,590	2,072,775
Viracta Therapeutics, Inc.(x)*	52,471	249,762
VistaGen Therapeutics, Inc.(x)*	276,890	343,344
Vor BioPharma, Inc.(x)*	25,437	153,639
Werewolf Therapeutics, Inc.(x)*	35,403	155,773
XBiotech, Inc.(x)	24,360	210,470
Xencor, Inc.*	74,754	1,994,437
Xilio Therapeutics, Inc.(x)*	9,947	70,325
XOMA Corp.(x)*	9,360	261,893
Y-mAbs Therapeutics, Inc.(x)*	46,851	556,590
Zentalis Pharmaceuticals, Inc.*	48,122	2,220,349

		251,451,185

Health Care Equipment & Supplies (3.1%)
Accelerate Diagnostics, Inc.(x)*	42,364	61,004
Accuray, Inc.*	114,722	379,730
Acutus Medical, Inc.(x)*	17,649	24,532
Alphatec Holdings, Inc.(x)*	94,030	1,081,345
AngioDynamics, Inc.*	49,205	1,059,876
Apyx Medical Corp.*	41,812	273,032
Artivion, Inc.*	50,975	1,089,845
Asensus Surgical, Inc.(x)*	338,653	212,268
Aspira Women’s Health, Inc.(x)*	105,220	109,429
AtriCure, Inc.*	59,576	3,912,356
Atrion Corp.	1,869	1,332,597
Avanos Medical, Inc.*	64,651	2,165,808
Axogen, Inc.*	51,831	411,538
Axonics, Inc.*	60,943	3,815,032
BioLife Solutions, Inc.*	13,924	316,493
Bioventus, Inc., Class A*	37,583	529,920
Butterfly Network, Inc.(x)*	167,398	796,814
Cardiovascular Systems, Inc.*	52,112	1,177,731
Cerus Corp.*	225,499	1,237,990
ClearPoint Neuro, Inc.(x)*	27,234	283,506
CONMED Corp.	38,618	5,736,704
CryoPort, Inc.*	54,544	1,904,131
Cue Health, Inc.(x)*	19,546	126,072
Cutera, Inc.*	23,579	1,626,951
CVRx, Inc.*	10,892	65,243
CytoSorbents Corp.(x)*	63,211	201,643
DarioHealth Corp.(x)*	19,511	113,944
Eargo, Inc.(x)*	27,939	147,797
Glaukos Corp.*	60,757	3,512,970
Haemonetics Corp.*	67,757	4,283,598
Heska Corp.*	13,141	1,817,137
Inari Medical, Inc.*	45,713	4,143,426
Inogen, Inc.*	26,581	861,756
Integer Holdings Corp.*	44,043	3,548,545
Intersect ENT, Inc.*	44,280	1,240,283
Invacare Corp.*	54,656	77,065
iRadimed Corp.	9,057	406,116
iRhythm Technologies, Inc.*	39,558	6,229,198
Lantheus Holdings, Inc.*	89,583	4,954,836
LeMaitre Vascular, Inc.	26,068	1,211,380
LivaNova plc*	71,098	5,817,949
Lucid Diagnostics, Inc.(x)*	6,772	22,754
Meridian Bioscience, Inc.*	55,488	1,440,468
Merit Medical Systems, Inc.*	68,265	4,540,988
Mesa Laboratories, Inc.	6,669	1,699,795
Natus Medical, Inc.*	45,223	1,188,460
Neogen Corp.*	143,171	4,415,394
Neuronetics, Inc.*	36,149	109,531
NeuroPace, Inc.(x)*	10,079	82,749
Nevro Corp.*	46,010	3,327,903
NuVasive, Inc.*	69,454	3,938,042
OraSure Technologies, Inc.*	91,654	621,414
Ortho Clinical Diagnostics Holdings plc*	161,474	3,013,105
Orthofix Medical, Inc.*	25,383	830,024
OrthoPediatrics Corp.*	18,046	974,304
Outset Medical, Inc.*	62,663	2,844,900
Paragon 28, Inc.(x)*	12,156	203,491
PAVmed, Inc.(x)*	96,061	126,801
PROCEPT BioRobotics Corp.(x)*	9,690	339,053
Pulmonx Corp.(x)*	34,719	861,378
Pulse Biosciences, Inc.(x)*	21,423	104,116
Quotient Ltd.*	117,103	140,524
Retractable Technologies, Inc.(x)*	18,567	88,193
RxSight, Inc.(x)*	23,327	288,788
SeaSpine Holdings Corp.*	42,224	513,444
Senseonics Holdings, Inc.(x)*	579,460	1,141,536
Shockwave Medical, Inc.*	44,873	9,304,865
SI-BONE, Inc.*	43,859	991,213
Sientra, Inc.(x)*	83,162	184,620
Sight Sciences, Inc.(x)*	29,698	343,309
Silk Road Medical, Inc.*	45,871	1,894,014
STAAR Surgical Co.*	63,711	5,091,146
Stereotaxis, Inc.(x)*	68,021	253,718
Surmodics, Inc.*	17,986	815,305
Tactile Systems Technology, Inc.*	25,497	514,020
Talis Biomedical Corp.(x)*	20,365	28,715
TransMedics Group, Inc.*	32,073	864,047
Treace Medical Concepts, Inc.*	40,323	762,508
Utah Medical Products, Inc.	4,592	412,637
Vapotherm, Inc.(x)*	30,188	419,613
Varex Imaging Corp.*	50,418	1,073,399
ViewRay, Inc.*	197,185	772,965
Zynex, Inc.(x)	34,342	213,951

		125,094,790

Health Care Providers & Services (2.7%)
1Life Healthcare, Inc.*	156,322	1,732,048
Accolade, Inc.(x)*	67,442	1,184,282
AdaptHealth Corp.*	95,575	1,532,067
Addus HomeCare Corp.*	20,608	1,922,520
Agiliti, Inc.*	32,716	690,308
AirSculpt Technologies, Inc.(x)*	8,807	120,480
Alignment Healthcare, Inc.*	106,357	1,194,389
AMN Healthcare Services, Inc.*	62,698	6,541,282
Apollo Medical Holdings, Inc.(x)*	50,130	2,429,801
Aveanna Healthcare Holdings, Inc.*	55,852	190,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Biodesix, Inc.(x)*	17,776	$30,041
Brookdale Senior Living, Inc.*	248,623	1,752,792
Castle Biosciences, Inc.*	28,330	1,270,884
Community Health Systems, Inc.*	165,406	1,963,369
CorVel Corp.*	11,562	1,947,503
Covetrus, Inc.*	137,640	2,310,976
Cross Country Healthcare, Inc.*	45,958	995,910
Ensign Group, Inc. (The)	69,886	6,290,439
Fulgent Genetics, Inc.(x)*	27,910	1,741,863
Hanger, Inc.*	50,292	921,852
HealthEquity, Inc.*	108,793	7,337,000
InfuSystem Holdings, Inc.*	22,507	220,569
Innovage Holding Corp.(x)*	26,530	170,323
Invitae Corp.*	269,970	2,151,661
Joint Corp. (The)*	17,642	624,350
LHC Group, Inc.*	40,619	6,848,363
LifeStance Health Group, Inc.(x)*	95,588	966,395
MEDNAX, Inc.*	102,445	2,405,409
ModivCare, Inc.*	16,658	1,922,167
National HealthCare Corp.	16,706	1,173,262
National Research Corp.	18,746	743,279
Ontrak, Inc.(x)*	13,785	31,223
Option Care Health, Inc.*	211,410	6,037,870
Owens & Minor, Inc.	97,253	4,281,077
Patterson Cos., Inc.	113,968	3,689,144
Pennant Group, Inc. (The)*	34,087	635,041
PetIQ, Inc.*	35,786	873,178
Privia Health Group, Inc.*	55,751	1,490,224
Progyny, Inc.*	85,293	4,384,060
R1 RCM, Inc.*	159,183	4,259,737
RadNet, Inc.*	60,419	1,351,573
Select Medical Holdings Corp.	146,953	3,525,403
Sharps Compliance Corp.(x)*	21,969	129,617
SOC Telemed, Inc.(x)*	59,251	177,161
Surgery Partners, Inc.*	45,564	2,508,298
Tenet Healthcare Corp.*	141,252	12,142,022
Tivity Health, Inc.*	59,105	1,901,408
US Physical Therapy, Inc.	16,872	1,677,920
Viemed Healthcare, Inc.(x)*	51,644	257,187

		110,678,182

Health Care Technology (0.9%)
Allscripts Healthcare Solutions, Inc.*	165,594	3,729,177
American Well Corp., Class A*	243,507	1,025,164
Computer Programs and Systems, Inc.*	18,748	645,869
Convey Health Solutions Holdings, Inc.*	18,040	117,982
Evolent Health, Inc., Class A*	105,722	3,414,821
Forian, Inc.(x)*	26,267	182,818
Health Catalyst, Inc.*	68,702	1,795,183
HealthStream, Inc.*	34,786	692,937
iCAD, Inc.(x)*	31,685	141,315
Inspire Medical Systems, Inc.*	35,766	9,180,774
Multiplan Corp.(x)*	433,782	2,030,100
NantHealth, Inc.(x)*	51,195	38,581
NextGen Healthcare, Inc.*	74,380	1,555,286
Omnicell, Inc.*	58,218	7,538,649
OptimizeRx Corp.*	22,839	861,259
Phreesia, Inc.*	66,317	1,748,116
Schrodinger, Inc.*	60,265	2,056,242
Simulations Plus, Inc.(x)	19,936	1,016,337
Tabula Rasa HealthCare, Inc.(x)*	31,116	179,228

		37,949,838

Life Sciences Tools & Services (0.6%)
Absci Corp.(x)*	73,933	623,255
Akoya Biosciences, Inc.(x)*	11,053	121,472
Alpha Teknova, Inc.*	8,508	117,496
Berkeley Lights, Inc.*	64,353	457,550
Bionano Genomics, Inc.(x)*	369,870	954,265
ChromaDex Corp.(x)*	58,224	143,231
Codex DNA, Inc.(x)*	10,404	55,869
Codexis, Inc.*	80,701	1,664,055
Cytek Biosciences, Inc.(x)*	129,746	1,398,662
Fluidigm Corp.(x)*	83,872	301,100
Harvard Bioscience, Inc.*	45,464	282,331
Inotiv, Inc.(x)*	23,174	606,695
IsoPlexis Corp.(x)*	11,283	38,701
MaxCyte, Inc.(x)*	128,652	899,277
Medpace Holdings, Inc.*	38,561	6,308,194
NanoString Technologies, Inc.*	60,325	2,096,294
NeoGenomics, Inc.*	150,787	1,832,062
Pacific Biosciences of California, Inc.*	262,162	2,385,674
Personalis, Inc.*	51,529	422,023
Quanterix Corp.*	40,926	1,194,630
Rapid Micro Biosystems, Inc., Class A*	10,543	71,587
Seer, Inc.(x)*	58,044	884,591
Singular Genomics Systems, Inc.(x)*	62,642	395,271

		23,254,285

Pharmaceuticals (1.4%)
9 Meters Biopharma, Inc.(x)*	307,588	184,337
Aclaris Therapeutics, Inc.(x)*	62,837	1,083,310
Aerie Pharmaceuticals, Inc.*	56,293	512,266
Amneal Pharmaceuticals, Inc.*	127,749	532,713
Amphastar Pharmaceuticals, Inc.*	47,568	1,707,691
Ampio Pharmaceuticals, Inc.(x)*	275,295	129,389
Amylyx Pharmaceuticals, Inc.*	12,750	163,837
Angion Biomedica Corp.(x)*	28,368	60,140
ANI Pharmaceuticals, Inc.*	14,479	407,005
Antares Pharma, Inc.*	221,980	910,118
Arvinas, Inc.*	63,155	4,250,332
Atea Pharmaceuticals, Inc.(x)*	86,582	625,122
Athira Pharma, Inc.(x)*	46,677	630,139
Axsome Therapeutics, Inc.(x)*	36,913	1,527,829
Cara Therapeutics, Inc.*	60,255	732,098
Cassava Sciences, Inc.(x)*	50,988	1,893,694
CinCor Pharma, Inc.*	15,428	270,607
Citius Pharmaceuticals, Inc.(x)*	164,349	294,185
Collegium Pharmaceutical, Inc.*	45,903	934,585
Corcept Therapeutics, Inc.*	116,246	2,617,860
CorMedix, Inc.(x)*	42,439	232,566
Cymabay Therapeutics, Inc.*	113,184	352,002
DICE Therapeutics, Inc.(x)*	18,672	357,195
Durect Corp.(x)*	325,718	218,198
Edgewise Therapeutics, Inc.(x)*	51,871	503,149
Endo International plc*	311,598	719,791
Esperion Therapeutics, Inc.(x)*	76,812	356,408
Evolus, Inc.(x)*	46,685	523,806
EyePoint Pharmaceuticals, Inc.(x)*	30,579	371,535
Fulcrum Therapeutics, Inc.(x)*	36,447	861,972
Harmony Biosciences Holdings, Inc.*	29,305	1,425,688
Ikena Oncology, Inc.(x)*	37,147	226,597
Innoviva, Inc.*	58,135	1,124,912
Intra-Cellular Therapies, Inc.*	105,871	6,478,246
Kala Pharmaceuticals, Inc.(x)*	53,965	74,472
Kaleido Biosciences, Inc.(x)*	19,009	31,365
KemPharm, Inc.(x)*	41,363	208,056
Landos Biopharma, Inc.*	9,709	14,321
Marinus Pharmaceuticals, Inc.(x)*	53,457	499,823
Mind Medicine MindMed, Inc.(x)*	428,294	475,406
NGM Biopharmaceuticals, Inc.*	42,240	644,160
Nuvation Bio, Inc.(x)*	213,107	1,120,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ocular Therapeutix, Inc.*	101,935	$504,578
Omeros Corp.(x)*	76,100	457,361
Oramed Pharmaceuticals, Inc.(x)*	49,609	429,118
Pacira BioSciences, Inc.*	58,735	4,482,655
Paratek Pharmaceuticals, Inc.(x)*	67,112	199,323
Phathom Pharmaceuticals, Inc.(x)*	29,312	398,936
Phibro Animal Health Corp., Class A	27,692	552,455
Pliant Therapeutics, Inc.*	32,252	226,087
Prestige Consumer Healthcare, Inc.*	67,149	3,554,868
Provention Bio, Inc.(x)*	73,306	536,600
Rain Therapeutics, Inc.(x)*	21,329	108,138
Reata Pharmaceuticals, Inc., Class A(x)*	36,509	1,196,035
Relmada Therapeutics, Inc.*	33,031	891,507
Revance Therapeutics, Inc.*	92,975	1,813,013
Seelos Therapeutics, Inc.(x)*	109,725	91,928
SIGA Technologies, Inc.*	67,725	480,170
Supernus Pharmaceuticals, Inc.*	66,242	2,140,941
Tarsus Pharmaceuticals, Inc.*	9,347	157,217
Terns Pharmaceuticals, Inc.*	13,398	39,792
TherapeuticsMD, Inc.(x)*	518,968	197,208
Theravance Biopharma, Inc.(x)*	77,160	737,650
Theseus Pharmaceuticals, Inc.(x)*	15,428	177,885
Ventyx Biosciences, Inc.(x)*	14,002	190,007
Verrica Pharmaceuticals, Inc.(x)*	21,537	174,665
WaVe Life Sciences Ltd.*	39,415	78,830

		56,104,835

Total Health Care		604,533,115

Industrials (14.1%)
Aerospace & Defense (0.7%)
AAR Corp.*	43,877	2,124,963
Aerojet Rocketdyne Holdings, Inc.*	99,579	3,918,434
AeroVironment, Inc.*	30,287	2,851,218
AerSale Corp.(x)*	21,081	331,393
Astronics Corp.*	33,173	428,927
Byrna Technologies, Inc.(x)*	25,110	205,149
Cadre Holdings, Inc.(x)	8,524	209,350
Ducommun, Inc.*	14,893	780,244
Kaman Corp.	37,292	1,621,456
Kratos Defense & Security Solutions, Inc.*	164,482	3,368,591
Maxar Technologies, Inc.	96,689	3,815,348
Moog, Inc., Class A	38,496	3,379,949
National Presto Industries, Inc.	6,398	492,326
Park Aerospace Corp.	26,194	341,832
Parsons Corp.*	35,291	1,365,762
Triumph Group, Inc.*	86,165	2,178,251
Vectrus, Inc.*	15,226	546,004

		27,959,197

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	78,491	2,625,524
Atlas Air Worldwide Holdings, Inc.*	38,600	3,333,882
Forward Air Corp.	35,969	3,517,049
Hub Group, Inc., Class A*	44,388	3,427,197
Radiant Logistics, Inc.*	49,616	316,054

		13,219,706

Airlines (0.3%)
Allegiant Travel Co.*	20,571	3,340,525
Frontier Group Holdings, Inc.(x)*	46,679	528,873
Hawaiian Holdings, Inc.*	67,244	1,324,707
Mesa Air Group, Inc.*	41,218	181,359
SkyWest, Inc.*	66,777	1,926,516
Spirit Airlines, Inc.(x)*	130,777	2,860,093
Sun Country Airlines Holdings, Inc.*	43,184	1,130,557

		11,292,630

Building Products (1.1%)
AAON, Inc.	56,229	3,133,642
American Woodmark Corp.*	22,015	1,077,634
Apogee Enterprises, Inc.	32,455	1,540,314
Caesarstone Ltd.(x)	30,869	324,742
Cornerstone Building Brands, Inc.*	73,407	1,785,258
CSW Industrials, Inc.	19,807	2,329,105
Gibraltar Industries, Inc.*	44,103	1,894,224
Griffon Corp.	68,654	1,375,140
Insteel Industries, Inc.	24,993	924,491
JELD-WEN Holding, Inc.*	122,675	2,487,849
Masonite International Corp.*	31,941	2,840,833
PGT Innovations, Inc.*	77,278	1,389,458
Quanex Building Products Corp.	44,553	935,168
Resideo Technologies, Inc.*	192,304	4,582,604
Simpson Manufacturing Co., Inc.	57,947	6,318,541
UFP Industries, Inc.	80,086	6,179,436
View, Inc.(x)*	130,475	240,074
Zurn Water Solutions Corp.	161,399	5,713,525

		45,072,038

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	89,619	4,126,059
ACCO Brands Corp.	123,947	991,576
Aris Water Solution, Inc., Class A	26,089	474,820
Brady Corp., Class A	63,247	2,926,439
BrightView Holdings, Inc.*	63,121	859,077
Brink’s Co. (The)	64,463	4,383,484
Casella Waste Systems, Inc., Class A*	65,436	5,735,465
CECO Environmental Corp.*	47,659	261,648
Cimpress plc*	22,599	1,437,070
CompX International, Inc.	2,589	60,893
CoreCivic, Inc.*	162,251	1,812,344
Deluxe Corp.	54,499	1,648,050
Ennis, Inc.	34,666	640,281
GEO Group, Inc. (The) (REIT)(x)*	156,976	1,037,611
Harsco Corp.*	104,983	1,284,992
Healthcare Services Group, Inc.	101,289	1,880,937
Heritage-Crystal Clean, Inc.*	20,200	598,122
HNI Corp.	58,365	2,162,423
Interface, Inc.	77,936	1,057,591
KAR Auction Services, Inc.*	160,582	2,898,505
Kimball International, Inc., Class B	48,025	405,811
Matthews International Corp., Class A	40,634	1,314,916
MillerKnoll, Inc.(x)	99,715	3,446,150
Montrose Environmental Group, Inc.*	35,104	1,858,055
NL Industries, Inc.	13,377	96,181
Pitney Bowes, Inc.	191,189	994,183
SP Plus Corp.*	32,096	1,006,531
Steelcase, Inc., Class A	116,599	1,393,358
Team, Inc.*	38,144	84,298
Tetra Tech, Inc.	71,724	11,830,157
UniFirst Corp.	20,222	3,726,510
US ECology, Inc.*	42,232	2,022,068
Viad Corp.*	27,005	962,458
VSE Corp.	14,190	654,017

		66,072,080

Construction & Engineering (1.5%)
Ameresco, Inc., Class A*	41,429	3,293,606
API Group Corp.*	269,878	5,675,534
Arcosa, Inc.	64,966	3,719,304
Argan, Inc.	19,808	804,007
Comfort Systems USA, Inc.	47,419	4,220,765
Concrete Pumping Holdings, Inc.(x)*	39,989	267,926
Construction Partners, Inc., Class A*	52,958	1,386,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Dycom Industries, Inc.*	39,481	$3,760,960
EMCOR Group, Inc.	70,894	7,984,791
Fluor Corp.*	188,902	5,419,598
Granite Construction, Inc.	60,851	1,995,913
Great Lakes Dredge & Dock Corp.*	87,523	1,227,948
IES Holdings, Inc.*	12,337	495,947
Infrastructure and Energy Alternatives, Inc.*	30,256	358,534
INNOVATE Corp.(x)*	63,484	234,256
Matrix Service Co.*	30,180	248,080
MYR Group, Inc.*	22,138	2,081,858
Northwest Pipe Co.*	12,872	327,592
NV5 Global, Inc.*	17,687	2,357,677
Primoris Services Corp.	71,130	1,694,317
Sterling Construction Co., Inc.*	34,677	929,344
Tutor Perini Corp.*	58,398	630,698
WillScot Mobile Mini Holdings Corp.*	277,340	10,852,314

		59,967,409

Electrical Equipment (0.9%)
Advent Technologies Holdings, Inc.(x)*	24,711	57,329
Allied Motion Technologies, Inc.	13,795	411,643
American Superconductor Corp.*	34,012	258,831
Array Technologies, Inc.*	171,245	1,929,931
Atkore, Inc.*	59,668	5,873,718
AZZ, Inc.	33,395	1,610,975
Babcock & Wilcox Enterprises, Inc.*	73,817	602,347
Beam Global(x)*	12,727	260,267
Blink Charging Co.(x)*	49,225	1,302,493
Bloom Energy Corp., Class A*	189,023	4,564,905
Encore Wire Corp.	26,484	3,021,030
EnerSys	55,118	4,110,149
Eos Energy Enterprises, Inc.(x)*	54,199	226,552
FTC Solar, Inc.(x)*	54,425	268,315
FuelCell Energy, Inc.(x)*	495,712	2,855,301
GrafTech International Ltd.	268,832	2,586,164
Powell Industries, Inc.	12,211	237,138
Preformed Line Products Co.	3,955	250,826
Romeo Power, Inc.(x)*	130,097	193,845
Stem, Inc.(x)*	152,871	1,683,110
Thermon Group Holdings, Inc.*	43,407	703,193
TPI Composites, Inc.*	48,197	677,650
Vicor Corp.*	28,432	2,005,878

		35,691,590

Machinery (3.3%)
AgEagle Aerial Systems, Inc.(x)*	96,598	114,952
Alamo Group, Inc.	13,333	1,917,152
Albany International Corp., Class A	41,260	3,479,043
Altra Industrial Motion Corp.	86,176	3,354,832
Astec Industries, Inc.	30,950	1,330,850
Barnes Group, Inc.	62,969	2,530,724
Blue Bird Corp.(x)*	21,187	398,739
Chart Industries, Inc.*	48,573	8,343,384
CIRCOR International, Inc.*	21,731	578,479
Columbus McKinnon Corp.	37,617	1,594,961
Commercial Vehicle Group, Inc.*	46,394	392,029
Desktop Metal, Inc., Class A(x)*	254,654	1,207,060
Douglas Dynamics, Inc.	30,522	1,055,756
Energy Recovery, Inc.*	52,461	1,056,565
Enerpac Tool Group Corp.	78,402	1,716,220
EnPro Industries, Inc.	27,681	2,705,264
ESCO Technologies, Inc.	34,016	2,378,399
Evoqua Water Technologies Corp.*	153,919	7,231,115
Federal Signal Corp.	80,795	2,726,831
Franklin Electric Co., Inc.	61,674	5,121,409
Gorman-Rupp Co. (The)	30,450	1,092,546
Greenbrier Cos., Inc. (The)(x)	42,173	2,172,331
Helios Technologies, Inc.	43,007	3,451,312
Hillenbrand, Inc.	97,107	4,289,216
Hydrofarm Holdings Group, Inc.(x)*	53,882	816,312
Hyliion Holdings Corp.(x)*	153,032	677,932
Hyster-Yale Materials Handling, Inc.	14,461	480,250
Ideanomics, Inc.(x)*	591,345	662,306
John Bean Technologies Corp.	42,080	4,985,218
Kadant, Inc.	15,445	2,999,265
Kennametal, Inc.	111,244	3,182,691
Lindsay Corp.	14,681	2,305,064
Luxfer Holdings plc	36,683	616,274
Manitowoc Co., Inc. (The)*	46,243	697,344
Mayville Engineering Co., Inc.*	10,033	94,009
Meritor, Inc.*	87,685	3,118,955
Miller Industries, Inc.	14,740	415,078
Mueller Industries, Inc.	75,335	4,080,897
Mueller Water Products, Inc., Class A	207,296	2,678,264
Nikola Corp.(x)*	304,519	3,261,398
NN, Inc.*	52,270	150,538
Omega Flex, Inc.	4,127	535,974
Park-Ohio Holdings Corp.	12,872	181,109
Proto Labs, Inc.*	36,744	1,943,758
RBC Bearings, Inc.*	37,189	7,210,203
REV Group, Inc.	46,759	626,571
Shyft Group, Inc. (The)	46,036	1,662,360
SPX Corp.*	58,802	2,905,407
SPX FLOW, Inc.	55,728	4,804,868
Standex International Corp.	15,909	1,589,627
Tennant Co.	24,753	1,950,536
Terex Corp.	91,011	3,245,452
Titan International, Inc.*	67,935	1,000,683
Trinity Industries, Inc.	103,122	3,543,272
Wabash National Corp.	67,362	999,652
Watts Water Technologies, Inc., Class A	36,593	5,108,017
Welbilt, Inc.*	173,880	4,129,650

		132,898,103

Marine (0.3%)
Costamare, Inc.	65,988	1,125,095
Eagle Bulk Shipping, Inc.(x)	12,060	821,407
Genco Shipping & Trading Ltd.	42,722	1,009,094
Matson, Inc.	55,302	6,670,527
Safe Bulkers, Inc.	84,566	402,534

		10,028,657

Professional Services (1.7%)
Acacia Research Corp.*	70,128	316,277
ASGN, Inc.*	67,693	7,900,450
Atlas Technical Consultants, Inc.(x)*	19,486	234,611
Barrett Business Services, Inc.	9,841	762,382
CBIZ, Inc.*	65,716	2,758,101
CRA International, Inc.	9,673	815,047
Exponent, Inc.	69,072	7,463,230
First Advantage Corp.*	73,794	1,489,901
Forrester Research, Inc.*	15,131	853,691
Franklin Covey Co.*	16,747	757,299
Heidrick & Struggles International, Inc.	25,476	1,008,340
HireQuest, Inc.(x)	7,358	140,685
HireRight Holdings Corp.(x)*	30,067	514,146
Huron Consulting Group, Inc.*	28,866	1,322,351
ICF International, Inc.	24,894	2,343,521
Insperity, Inc.	48,718	4,892,262
KBR, Inc.	188,071	10,293,126
Kelly Services, Inc., Class A	47,204	1,023,855
Kforce, Inc.	26,955	1,993,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Korn Ferry	71,659	$4,653,535
ManTech International Corp., Class A	36,766	3,168,862
Mistras Group, Inc.*	29,882	197,520
Resources Connection, Inc.	40,558	695,164
Sterling Check Corp.(x)*	22,226	587,433
TriNet Group, Inc.(x)*	53,913	5,302,883
TrueBlue, Inc.*	45,813	1,323,538
Upwork, Inc.*	158,197	3,676,498
Willdan Group, Inc.*	15,865	486,897

		66,975,466

Road & Rail (0.8%)
ArcBest Corp.	33,895	2,728,547
Avis Budget Group, Inc.*	54,969	14,473,338
Covenant Logistics Group, Inc.	16,101	346,655
Daseke, Inc.*	53,839	542,159
Heartland Express, Inc.	63,164	888,717
HyreCar, Inc.(x)*	25,371	60,383
Marten Transport Ltd.	80,055	1,421,777
PAM Transportation Services, Inc.*	9,222	320,464
Saia, Inc.*	35,289	8,604,164
Universal Logistics Holdings, Inc.	10,268	206,900
US Xpress Enterprises, Inc., Class A*	38,937	151,076
Werner Enterprises, Inc.	80,736	3,310,176
Yellow Corp.*	67,498	473,161

		33,527,517

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc.*	26,661	329,530
Applied Industrial Technologies, Inc.	50,710	5,205,889
Beacon Roofing Supply, Inc.*	74,221	4,399,821
BlueLinx Holdings, Inc.*	12,252	880,674
Boise Cascade Co.	52,810	3,668,711
Custom Truck One Source, Inc.(x)*	77,903	653,606
DXP Enterprises, Inc.*	23,014	623,449
EVI Industries, Inc.(x)*	7,441	138,328
GATX Corp.	46,971	5,792,933
Global Industrial Co.	16,191	521,836
GMS, Inc.*	56,856	2,829,723
H&E Equipment Services, Inc.	42,773	1,861,481
Herc Holdings, Inc.	33,192	5,546,051
Karat Packaging, Inc.*	6,635	131,705
Lawson Products, Inc.*	7,013	270,281
McGrath RentCorp	32,121	2,729,643
MRC Global, Inc.*	109,136	1,299,810
NOW, Inc.*	142,360	1,570,231
Rush Enterprises, Inc., Class A	56,631	2,883,084
Rush Enterprises, Inc., Class B	8,669	419,146
Textainer Group Holdings Ltd.	62,674	2,385,999
Titan Machinery, Inc.*	25,977	734,110
Transcat, Inc.*	9,711	787,951
Triton International Ltd.	88,775	6,230,229
Veritiv Corp.*	19,081	2,549,031
WESCO International, Inc.*	59,223	7,707,281
Willis Lease Finance Corp.*	5,016	161,465

		62,311,998

Total Industrials		565,016,391

Information Technology (12.4%)
Communications Equipment (0.7%)
ADTRAN, Inc.	64,727	1,194,213
Aviat Networks, Inc.*	10,493	322,870
CalAmp Corp.(x)*	47,611	348,036
Calix, Inc.*	73,982	3,174,568
Cambium Networks Corp.*	12,468	294,744
Casa Systems, Inc.*	37,005	167,263
Clearfield, Inc.*	14,737	961,147
Comtech Telecommunications Corp.	34,571	542,419
Digi International, Inc.*	45,271	974,232
DZS, Inc.*	24,199	335,640
EMCORE Corp.*	52,862	195,589
Extreme Networks, Inc.*	164,212	2,005,028
Harmonic, Inc.*	117,585	1,092,365
Infinera Corp.*	245,291	2,126,673
Inseego Corp.(x)*	120,649	488,628
KVH Industries, Inc.*	20,321	184,921
NETGEAR, Inc.*	38,832	958,374
NetScout Systems, Inc.*	93,333	2,994,123
Plantronics, Inc.*	56,694	2,233,744
Ribbon Communications, Inc.*	97,891	302,483
Viavi Solutions, Inc.*	305,878	4,918,518

		25,815,578

Electronic Equipment, Instruments & Components (2.1%)
908 Devices, Inc.(x)*	25,016	475,554
Advanced Energy Industries, Inc.	50,589	4,354,701
Aeva Technologies, Inc.(x)*	141,681	613,479
Akoustis Technologies, Inc.(x)*	62,915	408,948
Arlo Technologies, Inc.*	113,212	1,003,058
Badger Meter, Inc.	38,843	3,873,036
Belden, Inc.	59,409	3,291,259
Benchmark Electronics, Inc.	47,193	1,181,713
CTS Corp.	42,456	1,500,395
Daktronics, Inc.*	56,250	216,000
ePlus, Inc.*	35,392	1,984,076
Fabrinet*	49,171	5,169,347
FARO Technologies, Inc.*	24,385	1,266,069
Identiv, Inc.(x)*	29,902	483,515
II-VI, Inc.(x)*	140,907	10,214,348
Insight Enterprises, Inc.*	45,423	4,874,796
Iteris, Inc.*	61,214	182,418
Itron, Inc.*	60,165	3,169,492
Kimball Electronics, Inc.*	30,431	608,316
Knowles Corp.*	117,126	2,521,723
Luna Innovations, Inc.(x)*	38,210	294,599
Methode Electronics, Inc.	49,217	2,128,635
MicroVision, Inc.(x)*	218,588	1,020,806
Napco Security Technologies, Inc.*	35,906	736,791
nLight, Inc.*	56,762	984,253
Novanta, Inc.*	46,927	6,677,243
OSI Systems, Inc.*	22,457	1,911,540
Ouster, Inc.(x)*	169,648	763,416
PAR Technology Corp.(x)*	34,327	1,384,751
PC Connection, Inc.	14,867	778,882
Plexus Corp.*	37,510	3,068,693
Rogers Corp.*	24,888	6,762,070
Sanmina Corp.*	83,407	3,371,311
ScanSource, Inc.*	33,638	1,170,266
TTM Technologies, Inc.*	139,849	2,072,562
Velodyne Lidar, Inc.(x)*	102,324	261,949
Vishay Intertechnology, Inc.	178,785	3,504,186
Vishay Precision Group, Inc.*	16,664	535,748

		84,819,944

IT Services (1.4%)
BigCommerce Holdings, Inc.*	65,629	1,437,931
Brightcove, Inc.*	58,868	459,170
Cantaloupe, Inc.(x)*	77,491	524,614
Cass Information Systems, Inc.	18,565	685,234
Conduent, Inc.*	214,458	1,106,603
CSG Systems International, Inc.	42,774	2,719,143
DigitalOcean Holdings, Inc.*	67,349	3,896,140
Evertec, Inc.	81,208	3,323,843
Evo Payments, Inc., Class A*	64,359	1,486,049
ExlService Holdings, Inc.*	43,678	6,257,747
Flywire Corp.*	74,751	2,285,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
GreenBox POS(x)*	25,138	$106,082
Grid Dynamics Holdings, Inc.*	60,967	858,415
Hackett Group, Inc. (The)	32,215	742,878
I3 Verticals, Inc., Class A*	29,880	832,457
IBEX Holdings Ltd.*	8,546	136,223
International Money Express, Inc.*	39,375	811,519
Limelight Networks, Inc.*	164,396	858,147
LiveRamp Holdings, Inc.*	88,583	3,312,118
MAXIMUS, Inc.	81,571	6,113,746
MoneyGram International, Inc.*	120,053	1,267,760
Paya Holdings, Inc.*	118,995	697,311
Perficient, Inc.*	43,640	4,804,328
Priority Technology Holdings, Inc.(x)*	10,429	59,967
Rackspace Technology, Inc.(x)*	72,542	809,569
Remitly Global, Inc.(x)*	16,455	162,411
Repay Holdings Corp.*	116,135	1,715,314
StarTek, Inc.*	27,393	121,351
TTEC Holdings, Inc.	24,586	2,028,837
Tucows, Inc., Class A(x)*	13,455	918,977
Unisys Corp.*	88,429	1,910,951
Verra Mobility Corp.*	202,416	3,295,332

		55,746,053

Semiconductors & Semiconductor Equipment (3.0%)
Alpha & Omega Semiconductor Ltd.*	28,614	1,563,755
Ambarella, Inc.*	47,368	4,969,850
Amkor Technology, Inc.	135,772	2,948,968
Atomera, Inc.(x)*	28,326	369,938
Axcelis Technologies, Inc.*	43,821	3,309,800
AXT, Inc.*	58,446	410,291
CEVA, Inc.*	30,862	1,254,540
CMC Materials, Inc.	37,755	6,999,777
Cohu, Inc.*	64,871	1,920,182
Credo Technology Group Holding Ltd.(x)*	29,325	446,620
Diodes, Inc.*	57,982	5,043,854
FormFactor, Inc.*	103,424	4,346,911
Ichor Holdings Ltd.*	37,296	1,328,483
Impinj, Inc.*	25,187	1,600,382
Kopin Corp.*	112,322	284,175
Kulicke & Soffa Industries, Inc.	81,434	4,561,933
Lattice Semiconductor Corp.*	180,499	11,001,414
MACOM Technology Solutions Holdings, Inc.*	65,694	3,933,100
MaxLinear, Inc.*	94,374	5,506,723
Meta Materials, Inc.(x)*	271,572	453,525
NeoPhotonics Corp.*	68,803	1,046,494
NVE Corp.	6,898	375,734
Onto Innovation, Inc.*	64,768	5,627,691
PDF Solutions, Inc.*	39,276	1,094,622
Photronics, Inc.*	74,045	1,256,544
Power Integrations, Inc.	78,322	7,258,883
Rambus, Inc.*	144,919	4,621,467
Semtech Corp.*	86,021	5,964,696
Silicon Laboratories, Inc.*	50,418	7,572,784
SiTime Corp.*	21,353	5,291,700
SkyWater Technology, Inc.(x)*	11,379	123,235
SMART Global Holdings, Inc.*	64,888	1,676,057
SunPower Corp.(x)*	106,373	2,284,892
Synaptics, Inc.*	52,553	10,484,323
Ultra Clean Holdings, Inc.*	59,529	2,523,434
Veeco Instruments, Inc.*	66,765	1,815,340

		121,272,117

Software (5.0%)
8x8, Inc.*	151,305	1,904,930
A10 Networks, Inc.	82,282	1,147,834
ACI Worldwide, Inc.*	156,926	4,941,600
Agilysys, Inc.*	27,692	1,104,357
Alarm.com Holdings, Inc.*	63,400	4,213,564
Alkami Technology, Inc.*	38,119	545,483
Altair Engineering, Inc., Class A*	62,003	3,992,993
American Software, Inc., Class A	42,539	886,513
Appfolio, Inc., Class A*	25,603	2,898,516
Appian Corp.*	52,314	3,181,737
Arteris, Inc.(x)*	6,765	87,945
Asana, Inc., Class A(x)*	95,501	3,817,175
Avaya Holdings Corp.*	111,258	1,409,639
AvidXchange Holdings, Inc.(x)*	33,934	273,169
Benefitfocus, Inc.*	36,147	456,175
Blackbaud, Inc.*	64,217	3,844,672
Blackline, Inc.*	72,097	5,278,942
Bottomline Technologies DE, Inc.*	58,821	3,333,974
Box, Inc., Class A(x)*	181,673	5,279,417
BTRS Holdings, Inc., Class A*	126,448	945,831
Cerence, Inc.*	50,735	1,831,533
ChannelAdvisor Corp.*	38,092	631,184
Cleanspark, Inc.(x)*	47,382	586,115
CommVault Systems, Inc.*	59,211	3,928,650
Consensus Cloud Solutions, Inc.*	20,229	1,216,370
CoreCard Corp.(x)*	9,723	266,410
Couchbase, Inc.(x)*	31,248	544,340
CS Disco, Inc.(x)*	20,775	705,727
Digimarc Corp.(x)*	16,207	427,379
Digital Turbine, Inc.*	121,742	5,333,517
Domo, Inc., Class B*	37,440	1,893,341
E2open Parent Holdings, Inc.(x)*	266,597	2,348,720
Ebix, Inc.	34,843	1,155,045
eGain Corp.*	29,588	342,629
Enfusion, Inc., Class A(x)*	29,174	371,093
EngageSmart, Inc.*	21,506	458,293
Envestnet, Inc.*	74,195	5,523,076
EverCommerce, Inc.(x)*	39,902	526,706
GTY Technology Holdings, Inc.*	46,585	150,470
Instructure Holdings, Inc.(x)*	13,133	263,448
Intapp, Inc.(x)*	18,399	441,760
InterDigital, Inc.	40,702	2,596,788
JFrog Ltd.*	71,192	1,918,624
Kaltura, Inc.(x)*	73,119	130,883
LivePerson, Inc.*	88,163	2,152,940
Marathon Digital Holdings, Inc.(x)*	126,959	3,548,504
MeridianLink, Inc.(x)*	30,153	545,769
MicroStrategy, Inc., Class A(x)*	12,507	6,082,404
Mimecast Ltd.*	81,652	6,496,233
Mitek Systems, Inc.(x)*	57,067	837,173
Model N, Inc.(x)*	47,599	1,280,413
Momentive Global, Inc.*	174,116	2,831,126
ON24, Inc.*	34,351	451,716
OneSpan, Inc.*	47,218	681,828
PagerDuty, Inc.(x)*	109,242	3,734,984
Ping Identity Holding Corp.*	81,492	2,235,326
Progress Software Corp.	58,482	2,753,917
PROS Holdings, Inc.*	53,787	1,791,645
Q2 Holdings, Inc.*	73,311	4,519,623
Qualys, Inc.*	45,343	6,457,297
Rapid7, Inc.*	74,824	8,323,422
Rekor Systems, Inc.(x)*	45,417	207,101
Rimini Street, Inc.*	45,290	262,682
Riot Blockchain, Inc.(x)*	142,981	3,026,908
Sailpoint Technologies Holdings, Inc.*	121,693	6,228,248
Sapiens International Corp. NV(x)	41,168	1,045,255
SecureWorks Corp., Class A*	14,823	196,405
ShotSpotter, Inc.*	12,279	340,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Smith Micro Software, Inc.(x)*	52,691	$198,645
Sprout Social, Inc., Class A*	60,739	4,866,409
SPS Commerce, Inc.*	47,987	6,295,894
Stronghold Digital Mining, Inc., Class A(x)*	9,884	57,821
Sumo Logic, Inc.*	118,086	1,378,064
Telos Corp.*	54,662	544,980
Tenable Holdings, Inc.*	123,247	7,122,444
Upland Software, Inc.*	40,008	704,541
UserTesting, Inc.(x)*	12,113	129,488
Varonis Systems, Inc.*	142,409	6,770,124
Verint Systems, Inc.*	86,387	4,466,208
Veritone, Inc.(x)*	38,079	696,084
Viant Technology, Inc., Class A*	16,523	108,226
VirnetX Holding Corp.(x)*	82,597	134,633
Vonage Holdings Corp.*	337,457	6,847,003
Weave Communications, Inc.(x)*	6,271	37,375
Workiva, Inc.*	56,947	6,719,746
Xperi Holding Corp.	139,596	2,417,803
Yext, Inc.*	150,968	1,040,169
Zuora, Inc., Class A*	149,468	2,239,031

		201,942,548

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	163,761	2,731,533
Avid Technology, Inc.*	48,494	1,690,986
Corsair Gaming, Inc.(x)*	36,391	770,034
Diebold Nixdorf, Inc.*	96,480	649,310
Eastman Kodak Co.(x)*	64,941	425,363
Quantum Corp.(x)*	80,847	183,523
Super Micro Computer, Inc.*	59,369	2,260,178
Turtle Beach Corp.(x)*	20,447	435,317

		9,146,244

Total Information Technology		498,742,484

Materials (3.7%)
Chemicals (1.8%)
AdvanSix, Inc.	36,954	1,887,980
American Vanguard Corp.	39,321	799,003
Amyris, Inc.(x)*	225,835	984,641
Aspen Aerogels, Inc.*	28,896	996,334
Avient Corp.	121,084	5,812,032
Balchem Corp.	42,886	5,862,516
Cabot Corp.	74,636	5,105,849
Chase Corp.	10,273	892,826
Danimer Scientific, Inc.(x)*	121,418	711,509
Ecovyst, Inc.	74,328	859,232
Ferro Corp.*	109,922	2,389,704
FutureFuel Corp.	34,370	334,420
GCP Applied Technologies, Inc.*	89,148	2,801,030
Hawkins, Inc.	25,763	1,182,522
HB Fuller Co.	69,918	4,619,482
Ingevity Corp.*	52,854	3,386,356
Innospec, Inc.	32,889	3,043,877
Intrepid Potash, Inc.*	11,999	985,598
Koppers Holdings, Inc.	26,281	723,253
Kronos Worldwide, Inc.	29,850	463,272
Livent Corp.*	215,501	5,618,111
Marrone Bio Innovations, Inc.(x)*	87,097	94,065
Minerals Technologies, Inc.	44,493	2,943,212
Orion Engineered Carbons SA	81,292	1,298,233
PureCycle Technologies, Inc.(x)*	71,579	572,632
Quaker Chemical Corp.	18,084	3,125,096
Rayonier Advanced Materials, Inc.*	82,841	544,265
Sensient Technologies Corp.	56,723	4,761,896
Stepan Co.	28,900	2,855,609
Tredegar Corp.	35,136	421,281
Trinseo plc	52,185	2,500,705
Tronox Holdings plc, Class A	153,673	3,041,189
Valhi, Inc.	3,234	94,788
Zymergen, Inc.(x)*	107,485	310,632

		72,023,150

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	157,934	4,905,430
United States Lime & Minerals, Inc.	3,089	358,448

		5,263,878

Containers & Packaging (0.3%)
Greif, Inc., Class A	34,745	2,260,510
Greif, Inc., Class B	7,950	506,892
Myers Industries, Inc.	48,587	1,049,479
O-I Glass, Inc.*	207,089	2,729,433
Pactiv Evergreen, Inc.	56,058	563,944
Ranpak Holdings Corp.*	50,594	1,033,635
TriMas Corp.	58,047	1,862,728
UFP Technologies, Inc.*	9,282	614,190

		10,620,811

Metals & Mining (1.4%)
Allegheny Technologies, Inc.*	169,415	4,547,099
Arconic Corp.*	143,260	3,670,321
Carpenter Technology Corp.	63,101	2,648,980
Century Aluminum Co.*	68,311	1,797,262
Coeur Mining, Inc.*	342,043	1,522,091
Commercial Metals Co.	159,734	6,648,129
Compass Minerals International, Inc.	45,489	2,856,254
Constellium SE*	167,417	3,013,506
Gatos Silver, Inc.(x)*	65,293	282,066
Haynes International, Inc.	16,316	695,062
Hecla Mining Co.	707,029	4,645,181
Kaiser Aluminum Corp.	21,021	1,979,337
Materion Corp.	27,097	2,323,297
MP Materials Corp.(x)*	100,005	5,734,287
Novagold Resources, Inc.*	317,462	2,453,981
Olympic Steel, Inc.	13,564	521,671
Perpetua Resources Corp.*	38,790	159,039
PolyMet Mining Corp.(x)*	41,785	175,079
Ryerson Holding Corp.	20,084	703,342
Schnitzer Steel Industries, Inc., Class A	35,388	1,838,053
SunCoke Energy, Inc.	111,796	996,102
TimkenSteel Corp.*	60,789	1,330,063
Warrior Met Coal, Inc.	69,013	2,561,072
Worthington Industries, Inc.	43,255	2,223,740

		55,325,014

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	21,437	600,879
Glatfelter Corp.	57,584	712,890
Neenah, Inc.	23,107	916,424
Schweitzer-Mauduit International, Inc.	41,979	1,154,422

		3,384,615

Total Materials		146,617,468

Real Estate (7.0%)
Equity Real Estate Investment Trusts (REITs) (6.4%)
Acadia Realty Trust (REIT)	116,514	2,524,858
Agree Realty Corp. (REIT)	92,341	6,127,749
Alexander & Baldwin, Inc. (REIT)	97,475	2,260,445
Alexander’s, Inc. (REIT)	2,790	714,882
American Assets Trust, Inc. (REIT)	67,389	2,553,369
Apartment Investment and Management Co. (REIT), Class A*	199,461	1,460,055
Apple Hospitality REIT, Inc. (REIT)	285,155	5,124,235
Armada Hoffler Properties, Inc. (REIT)	88,657	1,294,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ashford Hospitality Trust, Inc. (REIT)(x)*	15,863	$161,803
Braemar Hotels & Resorts, Inc. (REIT)(x)	64,400	397,992
Brandywine Realty Trust (REIT)	225,711	3,191,554
Broadstone Net Lease, Inc. (REIT)	208,847	4,548,688
BRT Apartments Corp. (REIT)	16,207	388,482
CareTrust REIT, Inc. (REIT)	128,362	2,477,387
CatchMark Timber Trust, Inc. (REIT), Class A	52,548	430,894
Centerspace (REIT)	18,755	1,840,241
Chatham Lodging Trust (REIT)*	64,103	883,980
City Office REIT, Inc. (REIT)	57,211	1,010,346
Clipper Realty, Inc. (REIT)	16,358	148,367
Community Healthcare Trust, Inc. (REIT)	32,291	1,363,003
Corporate Office Properties Trust (REIT)	151,470	4,322,954
CTO Realty Growth, Inc. (REIT)(x)	7,322	485,595
DiamondRock Hospitality Co. (REIT)*	278,019	2,807,992
DigitalBridge Group, Inc. (REIT)*	650,616	4,684,435
Diversified Healthcare Trust (REIT)	308,709	987,869
Easterly Government Properties, Inc. (REIT)	116,117	2,454,713
EastGroup Properties, Inc. (REIT)	53,756	10,927,520
Empire State Realty Trust, Inc. (REIT), Class A	187,460	1,840,857
Equity Commonwealth (REIT)*	144,709	4,082,241
Essential Properties Realty Trust, Inc. (REIT)	162,417	4,109,150
Farmland Partners, Inc. (REIT)	37,821	520,039
Four Corners Property Trust, Inc. (REIT)	103,849	2,808,077
Franklin Street Properties Corp. (REIT)	134,320	792,488
Getty Realty Corp. (REIT)	53,813	1,540,128
Gladstone Commercial Corp. (REIT)	49,687	1,094,108
Gladstone Land Corp. (REIT)(x)	41,988	1,529,203
Global Medical REIT, Inc. (REIT)	82,074	1,339,448
Global Net Lease, Inc. (REIT)	138,754	2,182,600
Healthcare Realty Trust, Inc. (REIT)	196,245	5,392,813
Hersha Hospitality Trust (REIT)*	46,740	424,399
Independence Realty Trust, Inc. (REIT)	293,899	7,770,690
Indus Realty Trust, Inc. (REIT)	7,726	564,693
Industrial Logistics Properties Trust (REIT)	88,095	1,997,114
Innovative Industrial Properties, Inc. (REIT)	31,521	6,474,413
iStar, Inc. (REIT)(x)	89,300	2,090,513
Kite Realty Group Trust (REIT)	288,696	6,573,608
LTC Properties, Inc. (REIT)	52,201	2,008,172
LXP Industrial Trust (REIT)	370,396	5,815,217
Macerich Co. (The) (REIT)	284,453	4,448,845
National Health Investors, Inc. (REIT)	58,667	3,461,940
National Storage Affiliates Trust (REIT)	108,052	6,781,344
Necessity Retail REIT, Inc. (The) (REIT)	159,832	1,264,271
NETSTREIT Corp. (REIT)	51,960	1,165,982
NexPoint Residential Trust, Inc. (REIT)	29,841	2,694,941
Office Properties Income Trust (REIT)	61,548	1,583,630
One Liberty Properties, Inc. (REIT)	21,598	665,002
Outfront Media, Inc. (REIT)	193,567	5,503,110
Paramount Group, Inc. (REIT)	247,934	2,704,960
Pebblebrook Hotel Trust (REIT)	174,309	4,267,084
Phillips Edison & Co., Inc. (REIT)(x)	151,760	5,219,026
Physicians Realty Trust (REIT)	293,716	5,151,779
Piedmont Office Realty Trust, Inc. (REIT), Class A	166,291	2,863,531
Plymouth Industrial REIT, Inc. (REIT)	42,380	1,148,498
Postal Realty Trust, Inc. (REIT), Class A	22,303	375,136
PotlatchDeltic Corp. (REIT)	87,838	4,631,698
Preferred Apartment Communities, Inc. (REIT), Class A	69,324	1,728,941
PS Business Parks, Inc. (REIT)	26,937	4,527,571
Retail Opportunity Investments Corp. (REIT)	159,395	3,090,669
Retail Value, Inc. (REIT)	25,253	77,274
RLJ Lodging Trust (REIT)	219,420	3,089,434
RPT Realty (REIT)	111,368	1,533,537
Ryman Hospitality Properties, Inc. (REIT)*	71,537	6,636,487
Sabra Health Care REIT, Inc. (REIT)	306,399	4,562,281
Safehold, Inc. (REIT)	27,859	1,544,782
Saul Centers, Inc. (REIT)	15,863	835,980
Seritage Growth Properties (REIT), Class A(x)*	47,385	599,894
Service Properties Trust (REIT)	221,861	1,959,033
SITE Centers Corp. (REIT)	232,340	3,882,401
STAG Industrial, Inc. (REIT)	236,498	9,779,192
Summit Hotel Properties, Inc. (REIT)*	139,097	1,385,406
Sunstone Hotel Investors, Inc. (REIT)*	290,042	3,416,695
Tanger Factory Outlet Centers, Inc. (REIT)(x)	136,064	2,338,940
Terreno Realty Corp. (REIT)	98,089	7,263,490
UMH Properties, Inc. (REIT)	58,531	1,439,277
Uniti Group, Inc. (REIT)(x)	261,517	3,598,474
Universal Health Realty Income Trust (REIT)	17,205	1,004,256
Urban Edge Properties (REIT)	155,898	2,977,652
Urstadt Biddle Properties, Inc. (REIT), Class A	39,400	741,114
Veris Residential, Inc. (REIT)*	116,744	2,030,178
Washington REIT (REIT)	113,537	2,895,193
Whitestone REIT (REIT)	52,883	700,700
Xenia Hotels & Resorts, Inc. (REIT)*	151,556	2,923,515

		257,016,914

Real Estate Management & Development (0.6%)
Cushman & Wakefield plc*	183,969	3,773,204
Douglas Elliman, Inc.	95,096	694,201
eXp World Holdings, Inc.(x)	84,156	1,781,583
Fathom Holdings, Inc.*	6,386	68,330
Forestar Group, Inc.*	21,056	373,955
FRP Holdings, Inc.*	8,958	517,772
Kennedy-Wilson Holdings, Inc.	159,318	3,885,766
Marcus & Millichap, Inc.	31,576	1,663,424
Newmark Group, Inc., Class A	223,579	3,559,378
Rafael Holdings, Inc., Class B*	12,727	31,945
RE/MAX Holdings, Inc., Class A	24,819	688,231
Realogy Holdings Corp.*	153,203	2,402,223
Redfin Corp.(x)*	138,025	2,489,971
RMR Group, Inc. (The), Class A	19,021	591,553
St Joe Co. (The)	44,864	2,657,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tejon Ranch Co.*	26,978	$492,618

		25,671,897

Total Real Estate		282,688,811

Utilities (2.7%)
Electric Utilities (0.6%)
ALLETE, Inc.	69,918	4,683,108
MGE Energy, Inc.	48,843	3,897,183
Otter Tail Corp.	55,171	3,448,187
PNM Resources, Inc.	113,874	5,428,374
Portland General Electric Co.	119,716	6,602,337
Via Renewables, Inc.(x)	17,159	141,390

		24,200,579

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	83,466	6,296,675
Chesapeake Utilities Corp.	23,196	3,195,481
New Jersey Resources Corp.	128,515	5,893,698
Northwest Natural Holding Co.	39,993	2,068,438
ONE Gas, Inc.	70,147	6,189,771
South Jersey Industries, Inc.	137,017	4,733,938
Southwest Gas Holdings, Inc.	87,693	6,865,485
Spire, Inc.	67,642	4,853,990

		40,097,476

Independent Power and Renewable Electricity Producers (0.3%)
Clearway Energy, Inc., Class A	46,737	1,557,277
Clearway Energy, Inc., Class C	108,468	3,960,167
Ormat Technologies, Inc.(x)	60,280	4,932,712
Sunnova Energy International, Inc.*	114,455	2,639,332

		13,089,488

Multi-Utilities (0.4%)
Avista Corp.	93,371	4,215,701
Black Hills Corp.	85,502	6,585,364
NorthWestern Corp.	70,841	4,285,172
Unitil Corp.	21,439	1,069,377

		16,155,614

Water Utilities (0.4%)
American States Water Co.	49,062	4,367,499
Artesian Resources Corp., Class A	10,913	529,826
Cadiz, Inc.(x)*	31,345	64,884
California Water Service Group	70,129	4,157,247
Global Water Resources, Inc.	18,972	315,694
Middlesex Water Co.	23,167	2,436,474
Pure Cycle Corp.*	25,805	310,176
SJW Group	37,272	2,593,386
York Water Co. (The)	17,328	779,240

		15,554,426

Total Utilities		109,097,583

Total Common Stocks (90.6%) (Cost $2,699,824,346)		3,641,414,661

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR (r)*	23,102	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	987	—

		—

Pharmaceuticals (0.0%)
Zogenix, Inc., CVR(r)*	75,184	38,344

Total Health Care		38,344

Information Technology (0.0%)
Technology Hardware, Storage & Peripherals (0.0%)
Quantum Corp., expiring 4/18/22*	80,847	683

Total Information Technology		683

Total Rights (0.0%) (Cost $69,306)		39,027

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	197,487,339	197,526,836

Total Investment Companies		202,526,836

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.2%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $8,700,070, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $8,874,002.(xx)	$8,700,000	8,700,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $10,403,064, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $10,611,051.(xx)	10,402,992	10,402,992
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $31,000,267, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $31,632,925.(xx)	31,000,000	31,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $25,002,188, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $27,644,967.(xx)	25,000,000	25,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $10,000,417, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $10,200,172.(xx)	10,000,000	10,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $5,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/15/22-8/15/51; total market value $2,727,383 and cash in the amount of $2,326,678.(xx)	$5,000,000	$5,000,000
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $15,000,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/14/22-5/15/51; total market value $13,139,203 and cash in the amount of $2,120,178.(xx)	15,000,000	15,000,000
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $12,000,630, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $12,240,002.(xx)	12,000,000	12,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $15,000,158, collateralized by various Common Stocks; total market value $16,668,044.(xx)	15,000,000	15,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $38,000,422, collateralized by various Common Stocks; total market value $44,011,156.(xx)	38,000,000	38,000,000

Total Repurchase Agreements		170,102,992

Total Short-Term Investments (9.3%) (Cost $372,601,479)		372,629,828

Total Investments in Securities (99.9%) (Cost $3,072,495,131)		4,014,083,516
Other Assets Less Liabilities (0.1%)		4,653,864

Net Assets (100%)		$4,018,737,380

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $1,254,591 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $230,449,722. This was collateralized by $67,626,719 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 2/15/52 and by cash of $175,102,992 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	130,339	2,302,187	—	(41,538)	5,045	(64,268)	2,201,426	8,378	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	40,030	2,923,014	—	(102,899)	24,347	(714,866)	2,129,596	—	—

Total		5,225,201	—	(144,437)	29,392	(779,134)	4,331,022	8,378	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	3,674	6/2022	USD	379,597,680	10,750,795

					10,750,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$115,073,613	$—	$—	$115,073,613
Consumer Discretionary	371,419,763	—	—	371,419,763
Consumer Staples	128,871,114	—	—	128,871,114
Energy	240,690,622	—	—	240,690,622
Financials	578,663,697	—	—	578,663,697
Health Care	604,533,115	—	—	604,533,115
Industrials	565,016,391	—	—	565,016,391
Information Technology	498,742,484	—	—	498,742,484
Materials	146,617,468	—	—	146,617,468
Real Estate	282,688,811	—	—	282,688,811
Utilities	109,097,583	—	—	109,097,583
Futures	10,750,795	—	—	10,750,795
Rights
Health Care	—	—	38,344	38,344
Information Technology	—	683	—	683
Short-Term Investments
Investment Companies	202,526,836	—	—	202,526,836
Repurchase Agreements	—	170,102,992	—	170,102,992

Total Assets	$3,854,692,292	$170,103,675	$38,344	$4,024,834,311

Total Liabilities	$—	$—	$—	$—

Total	$3,854,692,292	$170,103,675	$38,344	$4,024,834,311

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,480,422,958
Aggregate gross unrealized depreciation	(529,438,596)

Net unrealized appreciation	$950,984,362

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,073,849,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (8.1%)
Ampol Ltd.	28,680	$651,739
APA Group	145,837	1,156,497
Aristocrat Leisure Ltd.	73,546	1,993,930
ASX Ltd.	23,146	1,404,958
Aurizon Holdings Ltd.	220,504	605,482
Australia & New Zealand Banking Group Ltd.	345,364	7,077,316
BHP Group Ltd. (ASE Stock Exchange)	353,071	13,752,094
BHP Group Ltd. (London Stock Exchange)	265,671	10,185,849
BlueScope Steel Ltd.	58,975	911,316
Brambles Ltd.	177,609	1,309,702
Cochlear Ltd.	8,124	1,353,449
Coles Group Ltd.	161,166	2,148,140
Commonwealth Bank of Australia	209,061	16,416,026
Computershare Ltd.	67,426	1,233,561
Crown Resorts Ltd.*	50,451	479,521
CSL Ltd.	58,662	11,650,092
Dexus (REIT)	133,488	1,086,353
Domino’s Pizza Enterprises Ltd.	7,901	514,787
Endeavour Group Ltd.	165,078	898,122
Evolution Mining Ltd.	195,694	635,872
Fortescue Metals Group Ltd.	210,162	3,225,110
Glencore plc*	1,211,156	7,871,026
Goodman Group (REIT)	203,023	3,448,297
GPT Group (The) (REIT)	223,352	859,138
IDP Education Ltd.	26,203	611,113
Insurance Australia Group Ltd.	300,295	977,915
Lendlease Corp. Ltd.	85,624	711,634
Macquarie Group Ltd.	41,521	6,245,946
Medibank Pvt Ltd.	330,611	757,038
Mineral Resources Ltd.	20,823	813,985
Mirvac Group (REIT)	464,275	859,470
National Australia Bank Ltd.	400,421	9,618,895
Newcrest Mining Ltd.	111,661	2,216,650
Northern Star Resources Ltd.	135,275	1,072,115
Orica Ltd.	53,155	629,492
Origin Energy Ltd.	216,830	1,003,363
Qantas Airways Ltd.*	105,752	406,301
QBE Insurance Group Ltd.	175,129	1,492,570
Ramsay Health Care Ltd.	23,556	1,140,832
REA Group Ltd.	6,309	630,804
Reece Ltd.	37,924	535,011
Rio Tinto Ltd.	45,537	4,033,821
Rio Tinto plc	137,770	10,928,736
Santos Ltd.	387,903	2,230,519
Scentre Group (REIT)	646,470	1,464,039
SEEK Ltd.	43,293	952,626
Sonic Healthcare Ltd.	54,809	1,443,237
South32 Ltd.	585,490	2,180,254
Stockland (REIT)	294,244	928,826
Suncorp Group Ltd.	154,553	1,277,983
Tabcorp Holdings Ltd.	271,973	1,078,511
Telstra Corp. Ltd.	508,343	1,499,156
Transurban Group	371,287	3,740,577
Treasury Wine Estates Ltd.	93,363	799,724
Vicinity Centres (REIT)	475,722	657,769
Washington H Soul Pattinson & Co. Ltd.	27,944	593,407
Wesfarmers Ltd.	139,089	5,226,205
Westpac Banking Corp.	450,028	8,104,077
WiseTech Global Ltd.	18,259	687,876
Woodside Petroleum Ltd.	121,206	2,891,890
Woolworths Group Ltd.	148,487	4,124,245

		175,434,989

Austria (0.2%)
Erste Group Bank AG	42,287	1,533,680
Mondi plc	60,641	1,175,599
OMV AG	18,889	900,702
Raiffeisen Bank International AG	18,153	256,611
Verbund AG	7,935	835,495
voestalpine AG	14,333	425,770

		5,127,857

Belgium (0.8%)
Ageas SA/NV	20,554	1,034,391
Anheuser-Busch InBev SA/NV(x)	106,412	6,382,520
Elia Group SA/NV	3,959	604,274
Etablissements Franz Colruyt NV	7,686	318,711
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	677,600
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	7,339	761,090
KBC Group NV	30,140	2,167,656
Proximus SADP(x)	21,281	396,084
Sofina SA	1,780	645,513
Solvay SA	9,379	923,405
UCB SA	14,972	1,792,335
Umicore SA	24,091	1,040,662

		16,744,241

Brazil (0.1%)
Yara International ASA	19,902	992,457

Chile (0.1%)
Antofagasta plc	46,943	1,025,059

China (0.5%)
BOC Hong Kong Holdings Ltd.	454,000	1,708,321
Budweiser Brewing Co. APAC Ltd.(m)	209,800	556,795
Chow Tai Fook Jewellery Group Ltd.*	261,000	472,720
ESR Cayman Ltd.(m)*	209,200	647,642
Futu Holdings Ltd. (ADR)(x)*	6,530	212,617
Prosus NV*	114,469	6,059,687
SITC International Holdings Co. Ltd.	173,000	610,689
Wilmar International Ltd.	246,400	854,392

		11,122,863

Denmark (2.4%)
Ambu A/S, Class B(x)	22,107	324,661
AP Moller - Maersk A/S, Class A	382	1,128,865
AP Moller - Maersk A/S, Class B	715	2,155,116
Carlsberg A/S, Class B	12,599	1,538,267
Chr Hansen Holding A/S	13,577	997,730
Coloplast A/S, Class B	14,228	2,154,866
Danske Bank A/S	83,369	1,377,796
Demant A/S*	13,776	623,179
DSV A/S	24,862	4,754,029
Genmab A/S*	7,956	2,882,151
GN Store Nord A/S	15,875	774,712
Novo Nordisk A/S, Class B	206,569	22,876,830
Novozymes A/S, Class B	25,210	1,725,412
Orsted A/S(m)*	22,802	2,871,267
Pandora A/S	11,972	1,132,669
ROCKWOOL International A/S, Class B	1,142	377,192
Tryg A/S	40,865	990,761
Vestas Wind Systems A/S	123,881	3,657,603

		52,343,106

Finland (1.1%)
Elisa OYJ	17,323	1,044,052
Fortum OYJ	55,647	1,010,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kesko OYJ, Class B	34,870	$962,448
Kone OYJ, Class B	41,262	2,161,117
Neste OYJ	52,865	2,408,364
Nokia OYJ*	661,203	3,639,850
Nordea Bank Abp (Aquis Stock Exchange)	6,394	65,928
Nordea Bank Abp (Turquoise Stock Exchange)	384,256	3,956,963
Orion OYJ, Class B	11,758	533,541
Sampo OYJ, Class A	62,057	3,029,123
Stora Enso OYJ, Class R	71,469	1,398,385
UPM-Kymmene OYJ	65,474	2,136,457
Wartsila OYJ Abp	55,498	506,884

		22,853,291

France (9.4%)
Accor SA*	20,875	668,972
Adevinta ASA*	29,558	269,313
Aeroports de Paris*	3,476	520,571
Air Liquide SA	58,115	10,166,594
Airbus SE*	72,316	8,741,092
Alstom SA(x)	37,734	879,619
Amundi SA(m)	8,092	552,144
Arkema SA	7,325	873,892
AXA SA	237,433	6,933,974
BioMerieux	5,447	580,578
BNP Paribas SA	137,982	7,856,316
Bollore SE	104,213	544,340
Bouygues SA	29,390	1,024,559
Bureau Veritas SA	37,689	1,076,522
Capgemini SE	19,670	4,375,459
Carrefour SA	75,303	1,633,603
Cie de Saint-Gobain	62,063	3,693,375
Cie Generale des Etablissements Michelin SCA	20,631	2,787,102
CNP Assurances	20,188	486,749
Covivio (REIT)	6,038	479,052
Credit Agricole SA	149,864	1,790,446
Danone SA	80,135	4,414,468
Dassault Aviation SA	2,970	472,178
Dassault Systemes SE	81,365	4,009,259
Edenred	30,741	1,519,699
Eiffage SA	9,725	996,790
Electricite de France SA(x)	69,992	659,418
Engie SA	222,519	2,916,871
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	2,097,867
EssilorLuxottica SA (Turquoise Stock Exchange)	23,900	4,362,828
Eurazeo SE	4,644	390,292
Faurecia SE (Euronext Paris)(x)	11,621	300,631
Faurecia SE (Italian Stock Exchange)	2,145	55,517
Gecina SA (REIT)	5,317	669,008
Getlink SE	54,567	982,713
Hermes International	3,885	5,510,415
Ipsen SA	4,385	547,768
Kering SA	9,202	5,812,885
Klepierre SA (REIT)*	23,763	631,813
La Francaise des Jeux SAEM(m)	10,933	433,353
Legrand SA	32,647	3,103,652
L’Oreal SA	30,784	12,321,785
LVMH Moet Hennessy Louis Vuitton SE	34,055	24,249,532
Orange SA	247,630	2,928,156
Orpea SA	6,285	271,234
Pernod Ricard SA	25,700	5,636,578
Publicis Groupe SA	28,523	1,732,672
Remy Cointreau SA	3,014	620,988
Renault SA*	23,400	611,667
Safran SA	41,928	4,927,807
Sanofi	139,487	14,225,481
Sartorius Stedim Biotech	3,462	1,418,892
SEB SA	3,082	429,909
Societe Generale SA	99,208	2,653,983
Sodexo SA	10,952	889,116
Teleperformance	7,136	2,721,104
Thales SA	12,530	1,582,224
TotalEnergies SE	307,708	15,612,719
Ubisoft Entertainment SA*	12,028	529,515
Unibail-Rodamco-Westfield (REIT)(x)*	14,933	1,117,176
Valeo	28,203	518,169
Veolia Environnement SA	82,129	2,620,684
Vinci SA	65,982	6,745,844
Vivendi SE	92,834	1,211,618
Wendel SE	3,045	309,820
Worldline SA(m)*	30,313	1,314,166

		203,022,536

Germany (7.4%)
adidas AG	23,356	5,454,008
Allianz SE (Registered)	50,043	11,949,992
Aroundtown SA	118,122	678,517
BASF SE	112,670	6,424,984
Bayer AG (Registered)	120,514	8,245,233
Bayerische Motoren Werke AG	40,616	3,517,927
Bayerische Motoren Werke AG (Preference)(q)	6,767	524,375
Bechtle AG	10,218	576,641
Beiersdorf AG	12,456	1,308,893
Brenntag SE	18,416	1,489,100
Carl Zeiss Meditec AG	5,130	831,817
Commerzbank AG*	120,092	916,955
Continental AG*	13,154	948,813
Covestro AG(m)	24,229	1,224,248
Daimler Truck Holding AG*	50,476	1,402,276
Deutsche Bank AG (Registered)*	252,019	3,218,052
Deutsche Boerse AG	23,307	4,186,841
Deutsche Lufthansa AG (Registered)(x)*	72,330	586,379
Deutsche Post AG (Registered)	121,597	5,838,910
Deutsche Telekom AG (Registered)	397,099	7,416,672
E.ON SE	274,513	3,192,501
Evonik Industries AG	24,597	683,866
Fresenius Medical Care AG & Co. KGaA	25,293	1,696,213
Fresenius SE & Co. KGaA	50,160	1,845,696
FUCHS PETROLUB SE (Preference)(q)	7,564	274,786
GEA Group AG	19,055	787,286
Hannover Rueck SE	7,354	1,252,497
HeidelbergCement AG	18,473	1,056,493
HelloFresh SE*	19,689	889,685
Henkel AG & Co. KGaA	12,390	821,251
Henkel AG & Co. KGaA (Preference)(q)	22,411	1,500,911
Infineon Technologies AG	160,198	5,472,912
KION Group AG	8,868	589,734
Knorr-Bremse AG	9,339	717,492
LANXESS AG	9,643	426,459
LEG Immobilien SE	9,307	1,062,878
Mercedes-Benz Group AG	104,990	7,374,146
Merck KGaA	15,774	3,303,531
MTU Aero Engines AG	6,740	1,566,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,186	$4,603,551
Nemetschek SE	7,573	734,626
Porsche Automobil Holding SE (Preference)(q)	18,162	1,759,529
Puma SE	12,970	1,107,054
Rational AG	634	439,917
RWE AG	78,096	3,406,417
SAP SE	128,096	14,293,379
Sartorius AG (Preference)(q)	3,268	1,451,350
Scout24 SE(m)	10,145	581,960
Siemens AG (Registered)	93,843	13,003,095
Siemens Energy AG	49,721	1,136,058
Siemens Healthineers AG(m)	34,896	2,163,853
Symrise AG	16,106	1,933,571
Telefonica Deutschland Holding AG	112,838	308,203
Uniper SE	11,936	306,980
United Internet AG (Registered)	12,524	430,735
Volkswagen AG	3,804	947,791
Volkswagen AG (Preference)(q)	22,766	3,936,614
Vonovia SE	90,502	4,231,623
Zalando SE(m)*	6,374	324,357
Zalando SE (Bulgaria Stock Exchange)(m)*	20,379	1,034,462

		159,390,111

Hong Kong (2.2%)
AIA Group Ltd.	1,478,612	15,480,230
CK Asset Holdings Ltd.	245,152	1,675,545
CK Infrastructure Holdings Ltd.	85,000	568,770
CLP Holdings Ltd.	202,500	1,973,338
Hang Lung Properties Ltd.	240,000	482,865
Hang Seng Bank Ltd.	96,000	1,846,604
Henderson Land Development Co. Ltd.	187,025	776,440
HK Electric Investments & HK Electric Investments Ltd.(m)	333,500	325,557
HKT Trust & HKT Ltd.	459,013	629,947
Hong Kong & China Gas Co. Ltd.	1,364,722	1,650,787
Hong Kong Exchanges & Clearing Ltd.	147,558	6,953,962
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	143,700	686,886
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	2,927
Jardine Matheson Holdings Ltd. (London Stock Exchange)	26,300	1,427,827
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	100	5,485
Link REIT (REIT)	257,000	2,190,512
Melco Resorts & Entertainment Ltd. (ADR)*	26,196	200,138
MTR Corp. Ltd.	187,500	1,011,900
New World Development Co. Ltd.	188,621	765,899
Power Assets Holdings Ltd.	170,500	1,110,592
Sino Land Co. Ltd.	403,172	520,525
Sun Hung Kai Properties Ltd.	158,000	1,882,121
Swire Pacific Ltd., Class A	60,000	366,133
Swire Properties Ltd.	138,800	344,136
Techtronic Industries Co. Ltd.	172,000	2,770,883
WH Group Ltd.(m)	963,603	606,202
Wharf Real Estate Investment Co. Ltd.	205,900	1,017,485
Xinyi Glass Holdings Ltd.	230,000	552,526

		47,826,222

Ireland (0.6%)
AerCap Holdings NV*	16,501	829,670
CRH plc	93,946	3,761,560
Flutter Entertainment plc*	20,287	2,327,034
Kerry Group plc, Class A	19,377	2,165,062
Kingspan Group plc	19,145	1,860,738
Smurfit Kappa Group plc	29,760	1,319,045

		12,263,109

Israel (0.6%)
Azrieli Group Ltd.	4,926	432,192
Bank Hapoalim BM	143,093	1,410,816
Bank Leumi Le-Israel BM	179,127	1,922,938
Check Point Software Technologies Ltd.*	12,773	1,765,995
Elbit Systems Ltd.	3,155	690,676
ICL Group Ltd.	84,852	1,008,779
Israel Discount Bank Ltd., Class A	135,580	842,419
Kornit Digital Ltd.*	5,809	480,346
Mizrahi Tefahot Bank Ltd.	17,011	661,724
Nice Ltd.*	7,940	1,738,150
Teva Pharmaceutical Industries Ltd. (ADR)*	130,326	1,223,761
Wix.com Ltd.*	7,243	756,604

		12,934,400

Italy (1.8%)
Amplifon SpA	15,662	699,339
Assicurazioni Generali SpA(x)	134,413	3,075,581
Atlantia SpA*	63,307	1,316,514
Coca-Cola HBC AG*	25,890	539,911
Davide Campari-Milano NV	60,150	699,659
DiaSorin SpA	3,041	476,166
Enel SpA	997,721	6,662,828
Eni SpA	309,610	4,539,220
Ferrari NV	15,415	3,371,004
FinecoBank Banca Fineco SpA	76,412	1,160,529
Infrastrutture Wireless Italiane SpA(m)	37,216	417,361
Intesa Sanpaolo SpA	2,026,013	4,630,877
Mediobanca Banca di Credito Finanziario SpA	72,431	733,873
Moncler SpA	24,816	1,381,997
Nexi SpA(m)*	58,185	672,099
Poste Italiane SpA(m)	66,421	753,492
Prysmian SpA	31,222	1,063,531
Recordati Industria Chimica e Farmaceutica SpA	13,735	690,491
Snam SpA	250,881	1,448,833
Telecom Italia SpA	1,086,535	398,964
Terna - Rete Elettrica Nazionale	173,416	1,491,486
UniCredit SpA	261,457	2,822,942

		39,046,697

Japan (20.2%)
Advantest Corp.	24,700	1,937,384
Aeon Co. Ltd.	79,000	1,685,368
AGC, Inc.	23,000	919,232
Aisin Corp.(x)	17,500	597,933
Ajinomoto Co., Inc.(x)	58,800	1,669,746
ANA Holdings, Inc.(x)*	16,000	334,038
Asahi Group Holdings Ltd.	54,900	1,993,066
Asahi Intecc Co. Ltd.	26,300	514,601
Asahi Kasei Corp.	155,400	1,345,188
Astellas Pharma, Inc.	227,900	3,572,634
Azbil Corp.(x)	15,100	502,948
Bandai Namco Holdings, Inc.	24,000	1,818,114
Benefit One, Inc.(x)	10,000	209,371
Bridgestone Corp.	69,800	2,701,361
Brother Industries Ltd.(x)	28,000	509,887
Canon, Inc.	121,500	2,957,632
Capcom Co. Ltd.	21,600	522,346

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Central Japan Railway Co.(x)	17,600	$2,293,946
Chiba Bank Ltd. (The)(x)	58,900	347,183
Chubu Electric Power Co., Inc.(x)	83,600	866,148
Chugai Pharmaceutical Co. Ltd.	81,700	2,732,319
Concordia Financial Group Ltd.(x)	138,600	517,052
Cosmos Pharmaceutical Corp.	2,400	291,520
CyberAgent, Inc.	54,000	669,531
Dai Nippon Printing Co. Ltd.(x)	26,700	627,107
Daifuku Co. Ltd.(x)	12,300	878,679
Dai-ichi Life Holdings, Inc.(x)	123,300	2,508,416
Daiichi Sankyo Co. Ltd.	215,000	4,716,765
Daikin Industries Ltd.	30,600	5,571,492
Daito Trust Construction Co. Ltd.(x)	8,000	848,796
Daiwa House Industry Co. Ltd.	70,600	1,844,478
Daiwa House REIT Investment Corp. (REIT)	264	710,399
Daiwa Securities Group, Inc.(x)	181,700	1,028,828
Denso Corp.(x)	53,100	3,388,385
Dentsu Group, Inc.	25,381	1,037,902
Disco Corp.(x)	3,400	948,400
East Japan Railway Co.	36,209	2,101,570
Eisai Co. Ltd.	29,600	1,371,753
ENEOS Holdings, Inc.(x)	374,390	1,407,152
FANUC Corp.	23,500	4,132,673
Fast Retailing Co. Ltd.	7,200	3,698,831
Fuji Electric Co. Ltd.	15,800	788,014
FUJIFILM Holdings Corp.	43,600	2,667,308
Fujitsu Ltd.	23,900	3,563,065
GLP J-REIT (REIT)	495	753,428
GMO Payment Gateway, Inc.	5,100	520,663
Hakuhodo DY Holdings, Inc.	27,200	341,801
Hamamatsu Photonics KK	17,500	931,378
Hankyu Hanshin Holdings, Inc.	27,000	780,982
Hikari Tsushin, Inc.	2,600	296,145
Hino Motors Ltd.(x)	37,100	217,069
Hirose Electric Co. Ltd.(x)	4,124	599,239
Hitachi Construction Machinery Co. Ltd.(x)	12,300	318,731
Hitachi Ltd.	118,800	5,952,887
Hitachi Metals Ltd.*	25,900	433,356
Honda Motor Co. Ltd.(x)	200,000	5,683,243
Hoshizaki Corp.	6,900	473,259
Hoya Corp.	45,400	5,180,671
Hulic Co. Ltd.	33,300	298,990
Ibiden Co. Ltd.	13,000	637,683
Idemitsu Kosan Co. Ltd.(x)	24,077	664,255
Iida Group Holdings Co. Ltd.	20,800	360,045
Inpex Corp.	122,400	1,453,439
Isuzu Motors Ltd.(x)	71,200	919,850
Ito En Ltd.	6,900	338,554
ITOCHU Corp.(x)	145,800	4,945,834
Itochu Techno-Solutions Corp.	11,100	283,509
Japan Airlines Co. Ltd.(x)*	16,538	307,808
Japan Exchange Group, Inc.	64,800	1,207,400
Japan Metropolitan Fund Invest (REIT)	810	684,453
Japan Post Bank Co. Ltd.(x)	51,600	415,585
Japan Post Holdings Co. Ltd.	300,400	2,206,564
Japan Post Insurance Co. Ltd.(x)	26,300	460,062
Japan Real Estate Investment Corp. (REIT)(x)	158	827,921
Japan Tobacco, Inc.	147,200	2,519,792
JFE Holdings, Inc.(x)	60,500	851,401
JSR Corp.	26,100	769,566
Kajima Corp.	51,400	625,975
Kakaku.com, Inc.	16,200	362,321
Kansai Electric Power Co., Inc. (The)(x)	91,100	859,509
Kansai Paint Co. Ltd.	21,800	350,256
Kao Corp.	58,300	2,393,316
KDDI Corp.(x)	197,900	6,500,282
Keio Corp.(x)	13,600	530,947
Keisei Electric Railway Co. Ltd.	15,100	420,254
Keyence Corp.	23,840	11,083,882
Kikkoman Corp.	17,500	1,159,042
Kintetsu Group Holdings Co. Ltd.(x)	20,300	580,772
Kirin Holdings Co. Ltd.	99,600	1,489,590
Kobayashi Pharmaceutical Co. Ltd.	6,200	497,046
Kobe Bussan Co. Ltd.	15,700	482,277
Koei Tecmo Holdings Co. Ltd.(x)	8,320	272,079
Koito Manufacturing Co. Ltd.	13,800	558,682
Komatsu Ltd.	107,400	2,577,136
Konami Holdings Corp.(x)	11,800	745,848
Kose Corp.	4,000	418,354
Kubota Corp.	124,300	2,330,374
Kurita Water Industries Ltd.	11,900	439,232
Kyocera Corp.	38,700	2,175,277
Kyowa Kirin Co. Ltd.	34,300	795,772
Lasertec Corp.	9,500	1,597,167
Lawson, Inc.	5,600	214,027
Lion Corp.	29,800	332,192
Lixil Corp.(x)	34,000	632,707
M3, Inc.	53,100	1,921,770
Makita Corp.(x)	27,500	880,789
Marubeni Corp.(x)	191,900	2,238,811
Mazda Motor Corp.(x)	71,600	529,669
McDonald’s Holdings Co. Japan Ltd.	8,076	336,375
Medipal Holdings Corp.(x)	22,000	362,554
Meiji Holdings Co. Ltd.(x)	15,222	825,538
Mercari, Inc.*	11,900	308,592
Minebea Mitsumi, Inc.(x)	42,700	930,171
MISUMI Group, Inc.	33,500	996,749
Mitsubishi Chemical Holdings Corp.	156,100	1,038,666
Mitsubishi Corp.(x)	154,900	5,836,335
Mitsubishi Electric Corp.	221,100	2,544,814
Mitsubishi Estate Co. Ltd.	148,300	2,205,592
Mitsubishi Gas Chemical Co., Inc.(x)	19,200	325,983
Mitsubishi HC Capital, Inc.	87,200	405,859
Mitsubishi Heavy Industries Ltd.(x)	38,699	1,274,470
Mitsubishi UFJ Financial Group, Inc.	1,464,500	9,090,407
Mitsui & Co. Ltd.	191,000	5,202,785
Mitsui Chemicals, Inc.(x)	24,400	614,651
Mitsui Fudosan Co. Ltd.	115,300	2,466,842
Mitsui OSK Lines Ltd.(x)	42,000	1,165,948
Miura Co. Ltd.(x)	11,600	286,092
Mizuho Financial Group, Inc.	292,543	3,744,527
MonotaRO Co. Ltd.	32,400	694,318
MS&AD Insurance Group Holdings, Inc.	55,580	1,805,815
Murata Manufacturing Co. Ltd.	70,500	4,660,450
NEC Corp.	29,200	1,224,984
Nexon Co. Ltd.	59,300	1,419,008
NGK Insulators Ltd.(x)	31,600	451,151
Nidec Corp.	54,900	4,349,494
Nihon M&A Center Holdings, Inc.	39,400	547,523
Nintendo Co. Ltd.	13,500	6,811,598
Nippon Building Fund, Inc. (REIT)	191	1,084,638
Nippon Express Holdings, Inc.	9,900	680,502
Nippon Paint Holdings Co. Ltd.	91,900	806,435
Nippon Prologis REIT, Inc. (REIT)	259	757,529
Nippon Sanso Holdings Corp.	17,200	326,825
Nippon Shinyaku Co. Ltd.	6,600	448,755
Nippon Steel Corp.(x)	107,008	1,896,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Telegraph & Telephone Corp.	146,396	$4,253,808
Nippon Yusen KK(x)	19,600	1,712,895
Nissan Chemical Corp.	15,600	915,583
Nissan Motor Co. Ltd.*	285,100	1,269,158
Nisshin Seifun Group, Inc.	23,015	321,302
Nissin Foods Holdings Co. Ltd.	8,000	561,779
Nitori Holdings Co. Ltd.	9,500	1,193,027
Nitto Denko Corp.	16,900	1,211,178
Nomura Holdings, Inc.	368,800	1,545,450
Nomura Real Estate Holdings, Inc.	14,100	337,668
Nomura Real Estate Master Fund, Inc. (REIT)	539	712,656
Nomura Research Institute Ltd.	40,198	1,314,685
NTT Data Corp.	79,200	1,553,401
Obayashi Corp.	84,300	619,862
Obic Co. Ltd.	8,500	1,273,626
Odakyu Electric Railway Co. Ltd.(x)	38,400	637,626
Oji Holdings Corp.(x)	108,400	538,911
Olympus Corp.(x)	134,000	2,545,784
Omron Corp.	22,200	1,480,135
Ono Pharmaceutical Co. Ltd.	44,600	1,120,109
Open House Group Co. Ltd.	10,300	455,783
Oracle Corp.	4,900	340,284
Oriental Land Co. Ltd.(x)	24,500	4,677,577
ORIX Corp.	148,700	2,967,901
Orix JREIT, Inc. (REIT)	292	395,860
Osaka Gas Co. Ltd.(x)	45,600	782,863
Otsuka Corp.	13,200	468,741
Otsuka Holdings Co. Ltd.	46,600	1,612,006
Pan Pacific International Holdings Corp.	50,200	805,141
Panasonic Holdings Corp.	267,300	2,588,570
Persol Holdings Co. Ltd.	21,000	470,727
Pola Orbis Holdings, Inc.	10,600	137,927
Rakuten Group, Inc.	106,700	841,163
Recruit Holdings Co. Ltd.	166,400	7,284,537
Renesas Electronics Corp.*	155,500	1,799,317
Resona Holdings, Inc.(x)	264,205	1,131,388
Ricoh Co. Ltd.(x)	83,800	727,034
Rinnai Corp.	5,000	374,353
Rohm Co. Ltd.	10,700	831,622
Ryohin Keikaku Co. Ltd.	29,700	346,372
Santen Pharmaceutical Co. Ltd.	48,200	482,506
SBI Holdings, Inc.(x)	30,220	763,716
SCSK Corp.	18,600	318,742
Secom Co. Ltd.(x)	26,000	1,883,874
Seiko Epson Corp.(x)	36,900	553,232
Sekisui Chemical Co. Ltd.(x)	48,000	687,480
Sekisui House Ltd.	77,300	1,498,811
Seven & i Holdings Co. Ltd.	92,400	4,396,412
SG Holdings Co. Ltd.(x)	41,800	787,761
Sharp Corp.(x)	30,400	284,687
Shimadzu Corp.	30,100	1,036,486
Shimano, Inc.	9,000	2,058,617
Shimizu Corp.(x)	69,900	420,101
Shin-Etsu Chemical Co. Ltd.	43,400	6,613,522
Shionogi & Co. Ltd.	32,100	1,971,385
Shiseido Co. Ltd.	48,300	2,447,892
Shizuoka Bank Ltd. (The)(x)	52,600	371,467
SMC Corp.	7,000	3,909,593
SoftBank Corp.(x)	352,300	4,117,610
SoftBank Group Corp.	147,900	6,652,116
Sohgo Security Services Co. Ltd.	7,600	248,186
Sompo Holdings, Inc.	39,025	1,716,600
Sony Group Corp.	154,700	15,966,739
Square Enix Holdings Co. Ltd.	9,700	429,391
Stanley Electric Co. Ltd.	16,900	319,153
Subaru Corp.(x)	76,300	1,212,099
SUMCO Corp.	35,600	584,114
Sumitomo Chemical Co. Ltd.(x)	183,400	840,720
Sumitomo Corp.(x)	139,500	2,418,988
Sumitomo Electric Industries Ltd.(x)	91,900	1,092,975
Sumitomo Metal Mining Co. Ltd.	30,099	1,519,782
Sumitomo Mitsui Financial Group, Inc.	160,197	5,112,563
Sumitomo Mitsui Trust Holdings, Inc.	41,468	1,354,738
Sumitomo Pharma Co. Ltd.(x)	24,100	237,992
Sumitomo Realty & Development Co. Ltd.(x)	38,600	1,066,944
Suntory Beverage & Food Ltd.	16,300	621,551
Suzuki Motor Corp.(x)	44,400	1,521,955
Sysmex Corp.	20,100	1,459,550
T&D Holdings, Inc.(x)	64,800	879,128
Taisei Corp.(x)	23,400	676,450
Taisho Pharmaceutical Holdings Co. Ltd.(x)	5,000	231,918
Takeda Pharmaceutical Co. Ltd.(x)	194,063	5,554,052
TDK Corp.	48,100	1,736,695
Terumo Corp.	78,200	2,368,346
TIS, Inc.	26,000	608,117
Tobu Railway Co. Ltd.	25,300	615,549
Toho Co. Ltd.	13,900	525,534
Tokio Marine Holdings, Inc.(x)	77,000	4,478,487
Tokyo Century Corp.	4,000	146,776
Tokyo Electric Power Co. Holdings, Inc.*	192,700	637,097
Tokyo Electron Ltd.	18,300	9,396,579
Tokyo Gas Co. Ltd.	47,900	877,450
Tokyu Corp.	62,900	816,986
Toppan, Inc.	32,200	568,861
Toray Industries, Inc.	172,000	896,475
Toshiba Corp.(x)	47,700	1,810,010
Tosoh Corp.	32,200	476,183
TOTO Ltd.(x)	17,100	686,876
Toyo Suisan Kaisha Ltd.	10,900	389,788
Toyota Industries Corp.	17,400	1,197,642
Toyota Motor Corp.(x)	1,300,850	23,302,786
Toyota Tsusho Corp.	26,300	1,082,159
Trend Micro, Inc.	16,700	974,848
Tsuruha Holdings, Inc.	5,000	317,549
Unicharm Corp.	49,900	1,774,586
USS Co. Ltd.	25,800	433,952
Welcia Holdings Co. Ltd.	13,200	324,782
West Japan Railway Co.	25,400	1,054,253
Yakult Honsha Co. Ltd.	16,100	859,334
Yamaha Corp.(x)	16,800	732,615
Yamaha Motor Co. Ltd.	37,600	842,653
Yamato Holdings Co. Ltd.	33,700	630,874
Yaskawa Electric Corp.	29,300	1,144,349
Yokogawa Electric Corp.(x)	28,100	479,385
Z Holdings Corp.	322,700	1,401,122
ZOZO, Inc.	14,300	379,898

		436,356,456

Jordan (0.0%)
Hikma Pharmaceuticals plc	22,414	603,033

Luxembourg (0.2%)
ArcelorMittal SA	78,211	2,513,954
Eurofins Scientific SE	16,153	1,601,292

		4,115,246

Macau (0.1%)
Galaxy Entertainment Group Ltd.	265,000	1,574,970
Sands China Ltd.*	312,000	748,822

		2,323,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Netherlands (4.9%)
ABN AMRO Bank NV (CVA)(m)(x)	50,430	$645,153
Adyen NV(m)*	2,428	4,796,686
Aegon NV	220,517	1,163,773
Akzo Nobel NV	22,995	1,975,642
Argenx SE*	5,779	1,832,239
ASM International NV	5,655	2,049,938
ASML Holding NV	50,703	33,818,877
Euronext NV(m)	10,755	976,598
EXOR NV	13,376	1,020,215
Heineken Holding NV	14,385	1,125,868
Heineken NV(x)	31,665	3,018,907
IMCD NV	7,153	1,216,208
ING Groep NV	478,909	5,004,971
JDE Peet’s NV	10,621	303,858
Koninklijke Ahold Delhaize NV	128,280	4,123,720
Koninklijke DSM NV	21,416	3,827,455
Koninklijke KPN NV	405,758	1,409,204
Koninklijke Philips NV	111,563	3,413,046
NN Group NV	33,067	1,666,603
Randstad NV(x)	15,291	917,801
Shell plc	941,512	25,838,632
Universal Music Group NV	88,745	2,355,967
Wolters Kluwer NV	32,413	3,450,348

		105,951,709

New Zealand (0.2%)
Auckland International Airport Ltd.*	153,139	828,111
Fisher & Paykel Healthcare Corp. Ltd.	72,229	1,213,693
Mercury NZ Ltd.	88,765	364,672
Meridian Energy Ltd.	149,621	521,567
Ryman Healthcare Ltd.(x)	53,722	348,168
Spark New Zealand Ltd.	226,432	717,405
Xero Ltd.*	16,176	1,225,197

		5,218,813

Norway (0.6%)
Aker BP ASA(x)	15,820	589,472
DNB Bank ASA	112,778	2,553,341
Equinor ASA	119,887	4,498,537
Gjensidige Forsikring ASA(x)	24,944	618,814
Mowi ASA	55,289	1,490,494
Norsk Hydro ASA	160,753	1,566,408
Orkla ASA	92,310	820,944
Schibsted ASA, Class A	8,579	210,731
Schibsted ASA, Class B	12,088	257,406
Telenor ASA(x)	89,209	1,282,174

		13,888,321

Poland (0.0%)
InPost SA*	26,092	164,002

Portugal (0.2%)
EDP - Energias de Portugal SA	334,507	1,647,583
Galp Energia SGPS SA	63,649	805,472
Jeronimo Martins SGPS SA	30,166	722,681

		3,175,736

Saudi Arabia (0.0%)
Delivery Hero SE(m)*	20,487	902,421

Singapore (1.3%)
Ascendas REIT (REIT)	428,866	924,811
CapitaLand Integrated Commercial Trust (REIT)	612,305	1,014,017
Capitaland Investment Ltd.*	327,700	960,683
City Developments Ltd.	47,700	276,123
DBS Group Holdings Ltd.	222,000	5,836,456
Genting Singapore Ltd.	744,641	446,049
Grab Holdings Ltd., Class A(x)*	132,987	465,455
Keppel Corp. Ltd.	186,200	879,174
Mapletree Commercial Trust (REIT)	243,600	338,800
Mapletree Logistics Trust (REIT)	377,651	513,795
Oversea-Chinese Banking Corp. Ltd.	414,906	3,771,097
Singapore Airlines Ltd.*	164,400	663,587
Singapore Exchange Ltd.	98,100	719,388
Singapore Technologies Engineering Ltd.	180,000	545,626
Singapore Telecommunications Ltd.	1,014,100	1,969,531
STMicroelectronics NV	84,508	3,671,129
United Overseas Bank Ltd.	144,675	3,393,504
UOL Group Ltd.	52,911	274,269
Venture Corp. Ltd.	36,400	469,562

		27,133,056

South Africa (0.4%)
Anglo American plc	156,734	8,083,788

Spain (2.1%)
ACS Actividades de Construccion y Servicios SA(x)	29,589	795,368
Aena SME SA(m)*	8,990	1,489,250
Amadeus IT Group SA*	55,193	3,595,052
Banco Bilbao Vizcaya Argentaria SA(x)	817,953	4,676,868
Banco Santander SA	2,127,185	7,217,465
CaixaBank SA	552,988	1,863,788
Cellnex Telecom SA(m)	61,874	2,965,748
EDP Renovaveis SA	37,594	968,271
Enagas SA	30,951	687,769
Endesa SA	36,755	802,099
Ferrovial SA	60,486	1,601,299
Grifols SA	36,105	653,122
Iberdrola SA	714,551	7,777,426
Industria de Diseno Textil SA	133,387	2,902,347
Naturgy Energy Group SA(x)	25,056	748,237
Red Electrica Corp. SA	50,343	1,033,924
Repsol SA	177,545	2,334,552
Siemens Gamesa Renewable Energy SA(x)*	28,739	504,512
Telefonica SA	661,416	3,210,450

		45,827,547

Sweden (3.0%)
Alfa Laval AB	39,335	1,352,679
Assa Abloy AB, Class B	122,386	3,299,957
Atlas Copco AB, Class A	82,375	4,275,139
Atlas Copco AB, Class B	47,868	2,170,823
Boliden AB	32,869	1,666,814
Electrolux AB, Class B(x)	26,592	402,347
Embracer Group AB(x)*	58,358	489,053
Epiroc AB, Class A	78,975	1,689,959
Epiroc AB, Class B	48,973	881,536
EQT AB	35,627	1,395,175
Essity AB, Class B(x)	74,946	1,765,837
Evolution AB(m)	21,366	2,180,499
Fastighets AB Balder, Class B*	12,973	848,912
Getinge AB, Class B	28,711	1,142,842
H & M Hennes & Mauritz AB, Class B(x)	90,067	1,202,819
Hexagon AB, Class B	239,311	3,357,459
Husqvarna AB, Class B	52,123	543,277
Industrivarden AB, Class C	20,811	580,751
Industrivarden AB, Class A	14,864	422,453
Investment AB Latour, Class B	18,533	588,725
Investor AB, Class A	58,962	1,369,843
Investor AB, Class B	223,498	4,853,487
Kinnevik AB, Class B(x)*	30,063	782,415
L E Lundbergforetagen AB, Class B	9,254	470,083
Lifco AB, Class B	29,260	742,545
Lundin Energy AB(x)	23,498	996,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nibe Industrier AB, Class B	179,416	$1,977,332
Sagax AB, Class B	20,215	611,526
Sandvik AB	138,154	2,933,065
Securitas AB, Class B	40,376	454,910
Sinch AB(m)*	59,380	402,068
Skandinaviska Enskilda Banken AB, Class A	202,219	2,189,638
Skanska AB, Class B(x)	42,740	956,161
SKF AB, Class B(x)	44,942	730,528
Svenska Cellulosa AB SCA, Class B(x)	73,697	1,430,954
Svenska Handelsbanken AB, Class A(x)	181,686	1,672,087
Swedbank AB, Class A(x)	110,353	1,646,891
Swedish Match AB	198,327	1,491,824
Tele2 AB, Class B	59,614	899,979
Telefonaktiebolaget LM Ericsson, Class B(x)	358,048	3,276,132
Telia Co. AB	321,984	1,289,421
Volvo AB, Class A	26,124	499,342
Volvo AB, Class B	175,344	3,270,430

		65,203,904

Switzerland (9.3%)
ABB Ltd. (Registered)	201,489	6,518,884
Adecco Group AG (Registered)	19,946	902,772
Alcon, Inc.	61,298	4,842,120
Bachem Holding AG (Registered), Class B	778	426,928
Baloise Holding AG (Registered)	5,472	975,080
Barry Callebaut AG (Registered)	429	1,004,564
Chocoladefabriken Lindt & Spruengli AG	130	1,541,647
Chocoladefabriken Lindt & Spruengli AG (Registered)	13	1,570,323
Cie Financiere Richemont SA (Registered)	64,034	8,122,617
Clariant AG (Registered)*	24,093	417,194
Credit Suisse Group AG (Registered)	326,105	2,573,005
EMS-Chemie Holding AG (Registered)	915	885,192
Geberit AG (Registered)	4,354	2,680,360
Givaudan SA (Registered)(x)	1,133	4,663,927
Holcim Ltd.*	65,400	3,192,932
Julius Baer Group Ltd.	27,527	1,596,751
Kuehne + Nagel International AG (Registered)	6,605	1,871,500
Logitech International SA (Registered)	21,909	1,623,706
Lonza Group AG (Registered)	9,135	6,618,155
Nestle SA (Registered)	344,711	44,750,662
Novartis AG (Registered)	268,768	23,571,347
Partners Group Holding AG	2,782	3,456,265
Roche Holding AG	85,972	33,999,804
Roche Holding AG CHF 1	3,814	1,667,558
Schindler Holding AG	5,049	1,076,462
Schindler Holding AG (Registered)	2,502	530,501
SGS SA (Registered)	724	2,011,717
Sika AG (Registered)	17,392	5,729,912
Sonova Holding AG (Registered)	6,580	2,744,524
Straumann Holding AG (Registered)	1,239	1,982,578
Swatch Group AG (The)	3,541	1,006,206
Swatch Group AG (The) (Registered)	6,356	345,114
Swiss Life Holding AG (Registered)	3,868	2,468,893
Swiss Prime Site AG (Registered)	9,100	897,067
Swisscom AG (Registered)(x)	3,130	1,879,215
Temenos AG (Registered)	7,860	753,119
UBS Group AG (Registered)	431,469	8,429,611
VAT Group AG(m)	3,389	1,292,224
Vifor Pharma AG*	5,755	1,026,066
Zurich Insurance Group AG	18,457	9,099,829

		200,746,331

Taiwan (0.2%)
Sea Ltd. (ADR)*	39,203	4,696,127

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (10.8%)
3i Group plc	121,141	2,191,311
abrdn plc	262,441	734,536
Admiral Group plc	24,387	816,938
Ashtead Group plc	54,889	3,460,100
Associated British Foods plc	42,525	923,533
AstraZeneca plc	190,031	25,200,241
Auto Trader Group plc(m)	119,101	985,936
AVEVA Group plc	14,658	467,982
Aviva plc	464,357	2,741,062
BAE Systems plc	394,514	3,718,871
Barclays plc	2,046,333	3,975,227
Barratt Developments plc	119,382	814,511
Berkeley Group Holdings plc*	13,072	636,267
BP plc	2,419,115	11,822,298
British American Tobacco plc	267,409	11,184,756
British Land Co. plc (The) (REIT)	109,910	761,282
BT Group plc	1,095,021	2,609,879
Bunzl plc	40,105	1,559,293
Burberry Group plc	49,611	1,083,362
CK Hutchison Holdings Ltd.	326,652	2,394,902
CNH Industrial NV	124,656	1,973,813
Coca-Cola Europacific Partners plc	25,440	1,236,638
Compass Group plc	218,848	4,716,408
Croda International plc	17,293	1,777,237
DCC plc	12,254	949,745
Diageo plc	284,720	14,390,662
Entain plc*	70,258	1,506,930
Experian plc	113,097	4,361,586
Halma plc	47,324	1,544,736
Hargreaves Lansdown plc	42,558	560,709
HSBC Holdings plc	2,492,941	17,081,758
Imperial Brands plc	117,100	2,465,664
Informa plc*	183,158	1,437,469
InterContinental Hotels Group plc	21,937	1,485,506
Intertek Group plc	19,816	1,353,242
J Sainsbury plc	213,509	706,988
JD Sports Fashion plc	270,215	523,272
Johnson Matthey plc	25,412	622,693
Just Eat Takeaway.com NV(m)*	21,345	716,465
Kingfisher plc	264,036	881,182
Land Securities Group plc (REIT)	90,160	925,588
Legal & General Group plc	742,724	2,633,610
Lloyds Banking Group plc	8,706,974	5,330,395
London Stock Exchange Group plc	40,353	4,215,909
M&G plc	315,682	914,389
Melrose Industries plc	535,875	867,421
National Grid plc	440,294	6,762,782
NatWest Group plc	690,782	1,943,735
Next plc	15,728	1,240,240
Ocado Group plc*	57,656	881,313
Pearson plc	90,237	881,607
Persimmon plc	38,842	1,092,481
Phoenix Group Holdings plc	77,863	624,289
Prudential plc	336,480	4,970,408
Reckitt Benckiser Group plc	87,613	6,696,876
RELX plc (London Stock Exchange)	107,170	3,338,149
RELX plc (Turquoise Stock Exchange)	130,049	4,048,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Rentokil Initial plc	233,880	$1,610,875
Rolls-Royce Holdings plc*	1,045,785	1,374,997
Sage Group plc (The)	126,916	1,163,862
Schroders plc	16,221	683,570
Segro plc (REIT)	150,102	2,644,210
Severn Trent plc	30,252	1,221,092
Smith & Nephew plc	107,469	1,713,013
Smiths Group plc	48,783	924,723
Spirax-Sarco Engineering plc	8,799	1,441,916
SSE plc	129,529	2,965,876
St James’s Place plc	64,358	1,213,440
Standard Chartered plc	319,598	2,119,365
Taylor Wimpey plc	440,342	751,397
Tesco plc	946,979	3,423,652
Unilever plc (Cboe Europe)	207,162	9,377,069
Unilever plc (London Stock Exchange)	107,480	4,865,591
United Utilities Group plc	86,371	1,273,059
Vodafone Group plc	3,343,063	5,484,855
Whitbread plc*	25,533	950,160
WPP plc	143,059	1,872,104

		232,817,604

United States (1.9%)
CyberArk Software Ltd.*	5,030	848,813
Ferguson plc	27,271	3,701,765
Fiverr International Ltd.(x)*	3,670	279,177
GlaxoSmithKline plc	617,243	13,310,192
Inmode Ltd.*	6,232	230,023
James Hardie Industries plc (CHDI)	53,487	1,609,627
QIAGEN NV*	28,002	1,374,500
Schneider Electric SE	66,313	11,071,385
Stellantis NV (Euronext Paris)	146,873	2,376,759
Stellantis NV (Italian Stock Exchange)	102,826	1,667,476
Swiss Re AG	37,000	3,520,852
Tenaris SA	58,253	877,958

		40,868,527

Total Common Stocks (90.7%) (Cost $1,523,249,662)		1,958,203,351

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.1%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $10,000,081, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $10,200,002.(xx)	$10,000,000	10,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $21,859,003, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $22,296,028.(xx)	21,858,851	21,858,851
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $14,000,121, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $14,285,837.(xx)	14,000,000	14,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $7,500,656, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $8,293,490.(xx)	7,500,000	7,500,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $10,000,417, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $10,200,172.(xx)	10,000,000	10,000,000
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $11,190,193, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/15/22-8/15/51; total market value $6,103,939 and cash in the amount of $5,207,151.(xx)	11,190,100	11,190,100
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $5,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/14/22-5/15/51; total market value $4,379,734 and cash in the amount of $706,726.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $15,000,158, collateralized by various Common Stocks; total market value $16,668,044.(xx)	15,000,000	15,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $15,000,167, collateralized by various Common Stocks; total market value $17,372,825.(xx)	15,000,000	15,000,000

Total Repurchase Agreements		109,548,951

Total Short-Term Investments (5.3%) (Cost $114,548,951)		114,548,951

Total Investments in Securities (96.0%) (Cost $1,637,798,613)		2,072,752,302
Other Assets Less Liabilities (4.0%)		85,809,632

Net Assets (100%)		$2,158,561,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $31,832,006 or 1.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $148,828,601. This was collateralized by $43,554,498 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 11/15/51 and by cash of $114,548,951 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss France

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2022	Market Value	% of Net Assets
Financials	$346,776,079	16.1%
Industrials	301,654,125	14.0
Health Care	255,937,014	11.8
Consumer Discretionary	225,144,948	10.4
Consumer Staples	200,088,761	9.3
Information Technology	168,132,493	7.8
Materials	161,186,942	7.5
Repurchase Agreements	109,548,951	5.1
Communication Services	94,888,736	4.4
Energy	81,116,514	3.7
Utilities	66,613,561	3.1
Real Estate	56,664,178	2.6
Investment Company	5,000,000	0.2
Cash and Other	85,809,632	4.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,840	6/2022	EUR	77,817,165	194,720
FTSE 100 Index	501	6/2022	GBP	49,268,259	336,365
SPI 200 Index	142	6/2022	AUD	19,867,702	373,609
TOPIX Index	309	6/2022	JPY	49,405,988	251,645

					1,156,339

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	23,546,872	USD	17,509,711	HSBC Bank plc	6/17/2022	133,477
EUR	127,419,881	USD	140,895,857	HSBC Bank plc	6/17/2022	475,374
JPY	2,689,697,879	USD	22,069,131	HSBC Bank plc	6/17/2022	69,493
USD	47,432,423	JPY	5,537,118,782	HSBC Bank plc	6/17/2022	1,856,974

Total unrealized appreciation						2,535,318

AUD	19,182,136	USD	14,406,138	HSBC Bank plc	6/17/2022	(33,357)
GBP	64,173,773	USD	84,768,089	HSBC Bank plc	6/17/2022	(490,340)
JPY	8,277,609,800	USD	68,769,186	HSBC Bank plc	6/17/2022	(637,042)
USD	15,065,682	AUD	20,554,857	HSBC Bank plc	6/17/2022	(335,650)
USD	212,154,650	EUR	192,802,136	HSBC Bank plc	6/17/2022	(1,757,612)
USD	50,178,416	GBP	38,362,703	HSBC Bank plc	6/17/2022	(202,325)

Total unrealized depreciation						(3,456,326)

Net unrealized depreciation						(921,008)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$175,434,989	$—		$175,434,989
Austria	—	5,127,857	—		5,127,857
Belgium	—	16,744,241	—		16,744,241
Brazil	—	992,457	—		992,457
Chile	—	1,025,059	—		1,025,059
China	212,617	10,910,246	—		11,122,863
Denmark	—	52,343,106	—		52,343,106
Finland	—	22,853,291	—		22,853,291
France	—	203,022,536	—		203,022,536
Germany	—	159,390,111	—		159,390,111
Hong Kong	2,314,851	45,511,371	—		47,826,222
Ireland	829,670	11,433,439	—		12,263,109
Israel	4,226,706	8,707,694	—		12,934,400
Italy	—	39,046,697	—		39,046,697
Japan	—	436,356,456	—		436,356,456
Jordan	—	603,033	—		603,033
Luxembourg	—	4,115,246	—		4,115,246
Macau	—	2,323,792	—		2,323,792
Netherlands	—	105,951,709	—		105,951,709
New Zealand	—	5,218,813	—		5,218,813
Norway	—	13,888,321	—		13,888,321
Poland	—	164,002	—		164,002
Portugal	—	3,175,736	—		3,175,736
Saudi Arabia	—	902,421	—		902,421
Singapore	465,455	26,667,601	—		27,133,056
South Africa	—	8,083,788	—		8,083,788
Spain	—	45,827,547	—		45,827,547
Sweden	—	65,203,904	—		65,203,904
Switzerland	—	200,746,331	—		200,746,331
Taiwan	4,696,127	—	—		4,696,127
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	1,236,638	231,580,966	—		232,817,604
United States	1,358,013	39,510,514	—		40,868,527
Forward Currency Contracts	—	2,535,318	—		2,535,318
Futures	1,156,339	—	—		1,156,339
Short-Term Investments
Investment Company	5,000,000	—	—		5,000,000
Repurchase Agreements	—	109,548,951	—		109,548,951

Total Assets	$21,496,416	$2,054,947,543	$—		$2,076,443,959

Liabilities:
Forward Currency Contracts	$—	$(3,456,326)	$—		$(3,456,326)

Total Liabilities	$—	$(3,456,326)	$—		$(3,456,326)

Total	$21,496,416	$2,051,491,217	$—		$2,072,987,633

(a)	A security with a market value of $338,800 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$622,633,662
Aggregate gross unrealized depreciation	(223,023,393)

Net unrealized appreciation	$399,610,269

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,673,377,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.6%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	35,851	$847,159
BT Group plc	51,654	123,112
Cellnex Telecom SA(m)	2,948	141,304
Deutsche Telekom AG (Registered)	18,767	350,514
Elisa OYJ	823	49,602
HKT Trust & HKT Ltd.	21,918	30,080
Infrastrutture Wireless Italiane SpA(m)	1,944	21,801
Koninklijke KPN NV	19,456	67,571
Lumen Technologies, Inc.	4,626	52,135
Nippon Telegraph & Telephone Corp.	6,921	201,103
Orange SA	11,544	136,505
Proximus SADP(x)	880	16,379
Singapore Telecommunications Ltd.	47,781	92,798
Spark New Zealand Ltd.	10,804	34,230
Swisscom AG (Registered)(x)	158	94,861
Telecom Italia SpA	57,658	21,171
Telefonica Deutschland Holding AG	6,024	16,454
Telefonica SA	30,492	148,005
Telenor ASA	4,049	58,195
Telia Co. AB	15,382	61,599
Telstra Corp. Ltd.	22,304	65,777
United Internet AG (Registered)	561	19,294
Verizon Communications, Inc.	20,785	1,058,788

		3,708,437

Entertainment (0.9%)
Activision Blizzard, Inc.	3,910	313,230
Bollore SE	5,116	26,723
Capcom Co. Ltd.	1,019	24,642
Electronic Arts, Inc.	1,419	179,518
Embracer Group AB*	3,237	27,127
Koei Tecmo Holdings Co. Ltd.(x)	340	11,119
Konami Holdings Corp.(x)	539	34,069
Live Nation Entertainment, Inc.*	678	79,760
Netflix, Inc.*	2,224	833,088
Nexon Co. Ltd.	2,855	68,318
Nintendo Co. Ltd.	647	326,452
Sea Ltd. (ADR)*	1,853	221,971
Square Enix Holdings Co. Ltd.	496	21,956
Take-Two Interactive Software, Inc.*	579	89,015
Toho Co. Ltd.	647	24,462
Ubisoft Entertainment SA*	536	23,597
Universal Music Group NV	4,197	111,420
Walt Disney Co. (The)*	9,122	1,251,173

		3,667,640

Interactive Media & Services (2.8%)
Adevinta ASA*	1,486	13,539
Alphabet, Inc., Class A*	1,511	4,202,620
Alphabet, Inc., Class C*	1,404	3,921,358
Auto Trader Group plc(m)	4,951	40,985
Kakaku.com, Inc.	547	12,234
Match Group, Inc.*	1,421	154,520
Meta Platforms, Inc., Class A*	11,880	2,641,637
REA Group Ltd.	305	30,495
Scout24 SE(m)	506	29,026
SEEK Ltd.	1,943	42,754
Twitter, Inc.*	4,014	155,302
Z Holdings Corp.	15,506	67,325

		11,311,795

Media (0.6%)
Charter Communications, Inc., Class A*	621	338,768
Comcast Corp., Class A	22,890	1,071,710
CyberAgent, Inc.	2,341	29,025
Dentsu Group, Inc.	1,251	51,157
Discovery, Inc., Class A(x)*	849	21,157
Discovery, Inc., Class C*	1,524	38,054
DISH Network Corp., Class A*	1,253	39,657
Fox Corp., Class A	1,608	63,435
Fox Corp., Class B	738	26,775
Hakuhodo DY Holdings, Inc.	1,352	16,990
Informa plc*	8,698	68,264
Interpublic Group of Cos., Inc. (The)	1,976	70,049
News Corp., Class A	1,973	43,702
News Corp., Class B	611	13,760
Omnicom Group, Inc.	1,067	90,567
Paramount Global, Class B	3,045	115,131
Pearson plc	4,378	42,773
Publicis Groupe SA	1,319	80,125
Schibsted ASA, Class A	423	10,390
Schibsted ASA, Class B	563	11,989
Vivendi SE	4,489	58,588
WPP plc	6,535	85,519

		2,387,585

Wireless Telecommunication Services (0.4%)
KDDI Corp.	9,333	306,555
SoftBank Corp.(x)	16,620	194,251
SoftBank Group Corp.	6,979	313,895
Tele2 AB, Class B	2,898	43,750
T-Mobile US, Inc.*	2,947	378,248
Vodafone Group plc	157,133	257,803

		1,494,502

Total Communication Services		22,569,959

Consumer Discretionary (8.4%)
Auto Components (0.2%)
Aisin Corp.(x)	852	29,111
Aptiv plc*	1,358	162,566
BorgWarner, Inc.	1,203	46,797
Bridgestone Corp.	3,304	127,870
Cie Generale des Etablissements Michelin SCA	980	132,391
Continental AG*	636	45,875
Denso Corp.	2,507	159,975
Faurecia SE(x)	679	17,565
Koito Manufacturing Co. Ltd.	604	24,452
Stanley Electric Co. Ltd.	752	14,201
Sumitomo Electric Industries Ltd.(x)	4,364	51,902
Valeo	1,328	24,399

		837,104

Automobiles (2.0%)
Bayerische Motoren Werke AG	1,916	165,953
Bayerische Motoren Werke AG (Preference)(q)	333	25,804
Ferrari NV	729	159,420
Ford Motor Co.	19,707	333,245
General Motors Co.*	7,289	318,821
Honda Motor Co. Ltd.(x)	9,433	268,050
Isuzu Motors Ltd.	3,374	43,590
Mazda Motor Corp.(x)	3,290	24,338
Mercedes-Benz Group AG	4,952	347,812
Nissan Motor Co. Ltd.*	13,433	59,799
Porsche Automobil Holding SE (Preference)(q)	886	85,836
Renault SA*	1,112	29,067
Stellantis NV	11,778	190,998
Subaru Corp.	3,560	56,554
Suzuki Motor Corp.	2,131	73,047
Tesla, Inc.*	4,214	4,541,006
Toyota Motor Corp.	61,365	1,099,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Volkswagen AG	187	$46,592
Volkswagen AG (Preference)(q)	1,074	185,712
Yamaha Motor Co. Ltd.	1,722	38,592

		8,093,498

Distributors (0.1%)
Genuine Parts Co.	715	90,104
LKQ Corp.	1,346	61,122
Pool Corp.	201	84,993

		236,219

Diversified Consumer Services (0.0%)
IDP Education Ltd.	1,208	28,173

Hotels, Restaurants & Leisure (1.2%)
Accor SA*	984	31,534
Aristocrat Leisure Ltd.	3,487	94,537
Booking Holdings, Inc.*	207	486,129
Caesars Entertainment, Inc.*	1,073	83,007
Carnival Corp.*	4,038	81,648
Chipotle Mexican Grill, Inc.*	142	224,648
Compass Group plc	10,323	222,472
Crown Resorts Ltd.*	2,155	20,483
Darden Restaurants, Inc.	651	86,550
Domino’s Pizza Enterprises Ltd.(x)	350	22,804
Domino’s Pizza, Inc.	183	74,483
Entain plc*	3,388	72,668
Evolution AB(m)	995	101,544
Expedia Group, Inc.*	733	143,426
Flutter Entertainment plc*	964	110,576
Galaxy Entertainment Group Ltd.	12,592	74,838
Genting Singapore Ltd.	34,991	20,960
Hilton Worldwide Holdings, Inc.*	1,399	212,284
InterContinental Hotels Group plc	1,060	71,780
La Francaise des Jeux SAEM(m)	552	21,880
Las Vegas Sands Corp.*	1,726	67,090
Marriott International, Inc., Class A*	1,373	241,305
McDonald’s Corp.	3,751	927,547
McDonald’s Holdings Co. Japan Ltd.	461	19,201
Melco Resorts & Entertainment Ltd. (ADR)*	752	5,745
MGM Resorts International	1,954	81,951
Norwegian Cruise Line Holdings Ltd.(x)*	1,857	40,631
Oriental Land Co. Ltd.	1,157	220,896
Penn National Gaming, Inc.*	834	35,378
Royal Caribbean Cruises Ltd.(x)*	1,125	94,252
Sands China Ltd.*	14,049	33,719
Sodexo SA	512	41,566
Starbucks Corp.	5,924	538,906
Tabcorp Holdings Ltd.	12,855	50,977
Whitbread plc*	1,168	43,465
Wynn Resorts Ltd.*	528	42,103
Yum! Brands, Inc.	1,471	174,358

		4,917,341

Household Durables (0.4%)
Barratt Developments plc	5,898	40,240
Berkeley Group Holdings plc*	650	31,638
DR Horton, Inc.	1,636	121,898
Electrolux AB, Class B(x)	1,305	19,745
Garmin Ltd.	762	90,381
Iida Group Holdings Co. Ltd.	851	14,731
Lennar Corp., Class A	1,364	110,716
Mohawk Industries, Inc.*	275	34,155
Newell Brands, Inc.	1,900	40,679
NVR, Inc.*	17	75,943
Open House Group Co. Ltd.	474	20,975
Panasonic Holdings Corp.	12,779	123,754
Persimmon plc	1,846	51,921
PulteGroup, Inc.	1,271	53,255
Rinnai Corp.	209	15,648
SEB SA	160	22,318
Sekisui Chemical Co. Ltd.(x)	2,182	31,252
Sekisui House Ltd.	3,565	69,124
Sharp Corp.(x)	1,239	11,603
Sony Group Corp.	7,297	753,130
Taylor Wimpey plc	21,101	36,007
Whirlpool Corp.	305	52,698

		1,821,811

Internet & Direct Marketing Retail (2.0%)
Amazon.com, Inc.*	2,190	7,139,291
Delivery Hero SE(m)*	937	41,273
eBay, Inc.	3,142	179,911
Etsy, Inc.*	636	79,042
Fiverr International Ltd.(x)*	169	12,856
Just Eat Takeaway.com NV(m)*	1,043	35,009
Mercari, Inc.*	596	15,456
Prosus NV*	5,399	285,809
Rakuten Group, Inc.	5,024	39,606
Zalando SE(m)*	1,286	65,279
ZOZO, Inc.	721	19,154

		7,912,686

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,156	87,573
Hasbro, Inc.	651	53,330
Shimano, Inc.	429	98,127
Yamaha Corp.(x)	776	33,840

		272,870

Multiline Retail (0.3%)
Dollar General Corp.	1,171	260,700
Dollar Tree, Inc.*	1,129	180,809
Next plc	769	60,640
Pan Pacific International Holdings Corp.	2,385	38,252
Ryohin Keikaku Co. Ltd.	1,462	17,050
Target Corp.	2,450	519,939
Wesfarmers Ltd.	6,561	246,527

		1,323,917

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	316	65,399
AutoZone, Inc.*	106	216,726
Bath & Body Works, Inc.	1,327	63,431
Best Buy Co., Inc.	1,111	100,990
CarMax, Inc.*	813	78,438
Chow Tai Fook Jewellery Group Ltd.*	11,573	20,961
Fast Retailing Co. Ltd.	347	178,263
H & M Hennes & Mauritz AB, Class B	4,226	56,437
Hikari Tsushin, Inc.	121	13,782
Home Depot, Inc. (The)	5,299	1,586,150
Industria de Diseno Textil SA	6,312	137,342
JD Sports Fashion plc	14,924	28,900
Kingfisher plc	10,937	36,501
Lowe’s Cos., Inc.	3,476	702,812
Nitori Holdings Co. Ltd.	463	58,144
O’Reilly Automotive, Inc.*	339	232,201
Ross Stores, Inc.	1,784	161,381
TJX Cos., Inc. (The)	6,037	365,722
Tractor Supply Co.	571	133,254
Ulta Beauty, Inc.*	273	108,714
USS Co. Ltd.	1,268	21,328

		4,366,876

Textiles, Apparel & Luxury Goods (1.0%)
adidas AG	1,101	257,102
Burberry Group plc	2,342	51,143
Cie Financiere Richemont SA (Registered)	3,020	383,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EssilorLuxottica SA	1,661	$303,207
Hermes International	187	265,238
Kering SA	442	279,211
LVMH Moet Hennessy Louis Vuitton SE	1,614	1,149,280
Moncler SpA	1,187	66,104
NIKE, Inc., Class B	6,415	863,202
Pandora A/S	578	54,685
Puma SE	611	52,152
PVH Corp.	356	27,273
Ralph Lauren Corp.	244	27,679
Swatch Group AG (The)	167	47,455
Swatch Group AG (The) (Registered)	304	16,506
Tapestry, Inc.	1,381	51,304
Under Armour, Inc., Class A*	947	16,118
Under Armour, Inc., Class C*	1,079	16,789
VF Corp.	1,636	93,023

		4,020,553

Total Consumer Discretionary		33,831,048

Consumer Staples (5.2%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV(x)	5,029	301,636
Asahi Group Holdings Ltd.	2,640	95,841
Brown-Forman Corp., Class B	917	61,457
Budweiser Brewing Co. APAC Ltd.(m)	9,962	26,439
Carlsberg A/S, Class B	581	70,937
Coca-Cola Co. (The)	19,516	1,209,992
Coca-Cola Europacific Partners plc	1,187	57,700
Coca-Cola HBC AG*	1,161	24,212
Constellation Brands, Inc., Class A	825	190,014
Davide Campari-Milano NV	3,024	35,175
Diageo plc	13,505	682,586
Heineken Holding NV	666	52,126
Heineken NV(x)	1,499	142,913
Ito En Ltd.	309	15,161
Kirin Holdings Co. Ltd.	4,760	71,189
Molson Coors Beverage Co., Class B	945	50,444
Monster Beverage Corp.*	1,886	150,691
PepsiCo, Inc.	6,941	1,161,785
Pernod Ricard SA	1,212	265,818
Remy Cointreau SA	131	26,991
Suntory Beverage & Food Ltd.	804	30,658
Treasury Wine Estates Ltd.	4,177	35,779

		4,759,544

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	3,784	80,727
Carrefour SA	3,392	73,585
Coles Group Ltd.	7,719	102,885
Cosmos Pharmaceutical Corp.	115	13,969
Costco Wholesale Corp.	2,218	1,277,235
Endeavour Group Ltd.	6,788	36,931
Etablissements Franz Colruyt NV	315	13,062
HelloFresh SE*	955	43,153
J Sainsbury plc	10,119	33,507
Jeronimo Martins SGPS SA	1,638	39,241
Kesko OYJ, Class B	1,580	43,610
Kobe Bussan Co. Ltd.	791	24,298
Koninklijke Ahold Delhaize NV	6,051	194,517
Kroger Co. (The)	3,397	194,886
Lawson, Inc.	290	11,083
Ocado Group plc*	2,824	43,167
Seven & i Holdings Co. Ltd.	4,360	207,450
Sysco Corp.	2,573	210,085
Tesco plc	43,393	156,880
Tsuruha Holdings, Inc.	228	14,480
Walgreens Boots Alliance, Inc.	3,607	161,485
Walmart, Inc.	7,139	1,063,140
Welcia Holdings Co. Ltd.	545	13,410
Woolworths Group Ltd.	7,017	194,898

		4,247,684

Food Products (1.2%)
Ajinomoto Co., Inc.	2,701	76,700
Archer-Daniels-Midland Co.	2,808	253,450
Associated British Foods plc	2,061	44,760
Barry Callebaut AG (Registered)	23	53,858
Campbell Soup Co.	1,016	45,283
Chocoladefabriken Lindt & Spruengli AG	7	83,012
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	120,794
Conagra Brands, Inc.	2,408	80,836
Danone SA	3,780	208,232
General Mills, Inc.	3,040	205,869
Hershey Co. (The)	730	158,140
Hormel Foods Corp.	1,416	72,981
J M Smucker Co. (The)	544	73,663
JDE Peet’s NV	581	16,622
Kellogg Co.	1,284	82,805
Kerry Group plc, Class A	920	102,795
Kikkoman Corp.	841	55,700
Kraft Heinz Co. (The)	3,564	140,386
Lamb Weston Holdings, Inc.	733	43,914
McCormick & Co., Inc. (Non-Voting)	1,251	124,850
Meiji Holdings Co. Ltd.	706	38,289
Mondelez International, Inc., Class A	7,003	439,648
Mowi ASA	2,543	68,555
Nestle SA (Registered)	16,330	2,119,974
Nisshin Seifun Group, Inc.	1,144	15,971
Nissin Foods Holdings Co. Ltd.	367	25,772
Orkla ASA	4,346	38,650
Toyo Suisan Kaisha Ltd.	513	18,345
Tyson Foods, Inc., Class A	1,480	132,652
WH Group Ltd.(m)	48,258	30,359
Wilmar International Ltd.	11,116	38,545
Yakult Honsha Co. Ltd.	742	39,604

		5,051,014

Household Products (0.8%)
Church & Dwight Co., Inc.	1,225	121,741
Clorox Co. (The)	616	85,643
Colgate-Palmolive Co.	4,231	320,837
Essity AB, Class B(x)	3,521	82,960
Henkel AG & Co. KGaA	601	39,836
Henkel AG & Co. KGaA (Preference)(q)	1,031	69,048
Kimberly-Clark Corp.	1,690	208,140
Lion Corp.	1,298	14,469
Procter & Gamble Co. (The)	12,149	1,856,367
Reckitt Benckiser Group plc	4,132	315,838
Unicharm Corp.	2,335	83,039

		3,197,918

Personal Products (0.5%)
Beiersdorf AG	583	61,263
Estee Lauder Cos., Inc. (The), Class A	1,163	316,708
Kao Corp.	2,748	112,810
Kobayashi Pharmaceutical Co. Ltd.	308	24,692
Kose Corp.	192	20,081
L’Oreal SA	1,466	586,790
Pola Orbis Holdings, Inc.	530	6,896
Shiseido Co. Ltd.	2,314	117,276
Unilever plc	14,871	673,206

		1,919,722

Tobacco (0.5%)
Altria Group, Inc.	9,222	481,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
British American Tobacco plc	12,614	$527,598
Imperial Brands plc	5,476	115,303
Japan Tobacco, Inc.	6,944	118,868
Philip Morris International, Inc.	7,816	734,235
Swedish Match AB	9,142	68,767

		2,046,621

Total Consumer Staples		21,222,503

Energy (2.8%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	4,388	159,767
Halliburton Co.	4,493	170,150
Schlumberger NV	7,041	290,864
Tenaris SA	2,732	41,175

		661,956

Oil, Gas & Consumable Fuels (2.6%)
Aker BP ASA	729	27,163
Ampol Ltd.	1,379	31,337
APA Corp.	1,823	75,345
BP plc	114,333	558,749
Chevron Corp.	9,677	1,575,706
ConocoPhillips	6,621	662,100
Coterra Energy, Inc.	4,084	110,145
Devon Energy Corp.	3,160	186,851
Diamondback Energy, Inc.	855	117,203
ENEOS Holdings, Inc.	17,757	66,740
Eni SpA	14,604	214,111
EOG Resources, Inc.	2,937	350,178
Equinor ASA	5,655	212,193
Exxon Mobil Corp.	21,254	1,755,368
Galp Energia SGPS SA	2,900	36,699
Hess Corp.	1,383	148,036
Idemitsu Kosan Co. Ltd.(x)	1,206	33,272
Inpex Corp.	5,923	70,333
Kinder Morgan, Inc.	9,789	185,110
Lundin Energy AB	1,158	49,093
Marathon Oil Corp.	3,908	98,130
Marathon Petroleum Corp.	3,090	264,195
Neste OYJ	2,448	111,523
Occidental Petroleum Corp.	4,454	252,720
OMV AG	852	40,627
ONEOK, Inc.	2,238	158,070
Phillips 66	2,199	189,972
Pioneer Natural Resources Co.	1,140	285,034
Repsol SA	8,396	110,400
Santos Ltd.	18,618	107,057
Shell plc	44,552	1,222,675
TotalEnergies SE	14,515	736,473
Valero Energy Corp.	2,052	208,360
Washington H Soul Pattinson & Co. Ltd.	1,253	26,608
Williams Cos., Inc. (The)	6,100	203,801
Woodside Petroleum Ltd.	5,575	133,016

		10,614,393

Total Energy		11,276,349

Financials (9.4%)
Banks (3.8%)
ABN AMRO Bank NV (CVA)(m)(x)	2,447	31,305
Australia & New Zealand Banking Group Ltd.	16,209	332,160
Banco Bilbao Vizcaya Argentaria SA(x)	38,584	220,614
Banco Santander SA	100,343	340,460
Bank Hapoalim BM	6,573	64,806
Bank Leumi Le-Israel BM	8,407	90,250
Bank of America Corp.	36,157	1,490,392
Barclays plc	95,850	186,199
BNP Paribas SA	6,508	370,548
BOC Hong Kong Holdings Ltd.	21,413	80,573
CaixaBank SA(x)	25,654	86,464
Chiba Bank Ltd. (The)(x)	3,067	18,078
Citigroup, Inc.	9,961	531,917
Citizens Financial Group, Inc.	2,139	96,961
Comerica, Inc.	658	59,503
Commerzbank AG*	5,797	44,263
Commonwealth Bank of Australia	9,881	775,882
Concordia Financial Group Ltd.(x)	6,299	23,499
Credit Agricole SA	7,157	85,506
Danske Bank A/S	3,991	65,957
DBS Group Holdings Ltd.	10,481	275,549
DNB Bank ASA	5,382	121,851
Erste Group Bank AG	1,989	72,138
Fifth Third Bancorp	3,432	147,713
FinecoBank Banca Fineco SpA	3,529	53,598
First Republic Bank	900	145,890
Hang Seng Bank Ltd.	4,425	85,117
HSBC Holdings plc	117,464	804,869
Huntington Bancshares, Inc.	7,261	106,156
ING Groep NV	22,591	236,093
Intesa Sanpaolo SpA	95,570	218,445
Israel Discount Bank Ltd., Class A	6,735	41,848
Japan Post Bank Co. Ltd.(x)	2,343	18,870
JPMorgan Chase & Co.	14,836	2,022,444
KBC Group NV	1,446	103,996
KeyCorp	4,674	104,604
Lloyds Banking Group plc	410,723	251,444
M&T Bank Corp.	646	109,497
Mediobanca Banca di Credito Finanziario SpA	3,594	36,414
Mitsubishi UFJ Financial Group, Inc.	69,217	429,642
Mizrahi Tefahot Bank Ltd.	813	31,626
Mizuho Financial Group, Inc.(x)	13,959	178,674
National Australia Bank Ltd.	18,815	451,973
NatWest Group plc	31,662	89,091
Nordea Bank Abp	18,286	188,304
Oversea-Chinese Banking Corp. Ltd.	19,593	178,082
People’s United Financial, Inc.	2,148	42,939
PNC Financial Services Group, Inc. (The)	2,122	391,403
Raiffeisen Bank International AG	856	12,100
Regions Financial Corp.	4,785	106,514
Resona Holdings, Inc.(x)	11,923	51,057
Shizuoka Bank Ltd. (The)(x)	2,582	18,234
Signature Bank	304	89,221
Skandinaviska Enskilda Banken AB, Class A	9,417	101,968
Societe Generale SA	4,691	125,492
Standard Chartered plc	14,498	96,141
Sumitomo Mitsui Financial Group, Inc.	7,555	241,112
Sumitomo Mitsui Trust Holdings, Inc.	1,954	63,836
SVB Financial Group*	295	165,038
Svenska Handelsbanken AB, Class A	8,440	77,675
Swedbank AB, Class A(x)	5,240	78,201
Truist Financial Corp.	6,701	379,947
UniCredit SpA	11,961	129,142
United Overseas Bank Ltd.	6,829	160,181
US Bancorp	6,774	360,038
Wells Fargo & Co.	20,017	970,024
Westpac Banking Corp.	21,228	382,273
Zions Bancorp NA	785	51,465

		15,593,266

Capital Markets (2.1%)
3i Group plc	5,631	101,859
abrdn plc	12,619	35,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ameriprise Financial, Inc.	562	$168,802
Amundi SA(m)	352	24,018
ASX Ltd.	1,120	67,984
Bank of New York Mellon Corp. (The)	3,814	189,289
BlackRock, Inc.	717	547,910
Cboe Global Markets, Inc.	535	61,215
Charles Schwab Corp. (The)	7,547	636,288
CME Group, Inc.	1,804	429,099
Credit Suisse Group AG (Registered)	15,338	121,019
Daiwa Securities Group, Inc.(x)	8,358	47,325
Deutsche Bank AG (Registered)*	11,959	152,706
Deutsche Boerse AG	1,099	197,423
EQT AB	1,712	67,043
Euronext NV(m)	495	44,948
FactSet Research Systems, Inc.	189	82,054
Franklin Resources, Inc.	1,410	39,367
Futu Holdings Ltd. (ADR)(x)*	294	9,573
Goldman Sachs Group, Inc. (The)	1,704	562,490
Hargreaves Lansdown plc	2,058	27,115
Hong Kong Exchanges & Clearing Ltd.	6,969	328,428
Intercontinental Exchange, Inc.	2,828	373,635
Invesco Ltd.	1,713	39,502
Japan Exchange Group, Inc.	2,948	54,929
Julius Baer Group Ltd.	1,280	74,249
London Stock Exchange Group plc	1,903	198,817
Macquarie Group Ltd.	1,963	295,291
MarketAxess Holdings, Inc.	191	64,978
Moody’s Corp.	812	273,977
Morgan Stanley	7,207	629,892
MSCI, Inc.	414	208,192
Nasdaq, Inc.	587	104,603
Nomura Holdings, Inc.	17,775	74,486
Northern Trust Corp.	1,042	121,341
Partners Group Holding AG	135	167,720
Raymond James Financial, Inc.	929	102,106
S&P Global, Inc.	1,778	729,300
SBI Holdings, Inc.(x)	1,415	35,760
Schroders plc	719	30,299
Singapore Exchange Ltd.	4,650	34,099
St James’s Place plc	3,123	58,883
State Street Corp.	1,835	159,865
T. Rowe Price Group, Inc.	1,128	170,542
UBS Group AG (Registered)	20,353	397,637

		8,341,377

Consumer Finance (0.3%)
American Express Co.	3,150	589,050
Capital One Financial Corp.	2,136	280,435
Discover Financial Services	1,471	162,090
Synchrony Financial	2,747	95,623

		1,127,198

Diversified Financial Services (1.0%)
Berkshire Hathaway, Inc., Class B*	9,194	3,244,654
Eurazeo SE	229	19,246
EXOR NV	627	47,823
Groupe Bruxelles Lambert SA	653	67,719
Industrivarden AB, Class A	585	16,626
Industrivarden AB, Class C	924	25,785
Investor AB, Class A(x)	2,885	67,026
Investor AB, Class B	10,542	228,930
Kinnevik AB, Class B*	1,401	36,462
L E Lundbergforetagen AB, Class B	439	22,300
M&G plc	15,044	43,576
Mitsubishi HC Capital, Inc.	3,819	17,775
ORIX Corp.	7,068	141,070
Sofina SA	89	32,276
Tokyo Century Corp.	213	7,816
Wendel SE	155	15,771

		4,034,855

Insurance (2.2%)
Admiral Group plc	1,117	37,418
Aegon NV	10,342	54,580
Aflac, Inc.	3,055	196,711
Ageas SA/NV	994	50,024
AIA Group Ltd.	69,998	732,839
Allianz SE (Registered)	2,385	569,525
Allstate Corp. (The)	1,439	199,316
American International Group, Inc.	4,168	261,625
Aon plc, Class A	1,106	360,147
Arthur J Gallagher & Co.	1,040	181,584
Assicurazioni Generali SpA(x)	6,404	146,534
Assurant, Inc.	286	52,003
Aviva plc	21,711	128,158
AXA SA	11,200	327,084
Baloise Holding AG (Registered)	268	47,756
Brown & Brown, Inc.	1,176	84,990
Chubb Ltd.	2,162	462,452
Cincinnati Financial Corp.	752	102,242
CNP Assurances	993	23,942
Dai-ichi Life Holdings, Inc.	5,817	118,341
Everest Re Group Ltd.	198	59,673
Gjensidige Forsikring ASA	1,157	28,703
Globe Life, Inc.	466	46,880
Hannover Rueck SE	349	59,440
Hartford Financial Services Group, Inc. (The)	1,708	122,651
Insurance Australia Group Ltd.	14,264	46,451
Japan Post Holdings Co. Ltd.	14,172	104,099
Japan Post Insurance Co. Ltd.(x)	1,156	20,222
Legal & General Group plc	34,545	122,492
Lincoln National Corp.	852	55,687
Loews Corp.	1,006	65,209
Marsh & McLennan Cos., Inc.	2,534	431,844
Medibank Pvt Ltd.	15,936	36,491
MetLife, Inc.	3,589	252,235
MS&AD Insurance Group Holdings, Inc.	2,576	83,695
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	810	216,972
NN Group NV	1,563	78,776
Phoenix Group Holdings plc	4,048	32,456
Poste Italiane SpA(m)	3,023	34,293
Principal Financial Group, Inc.	1,237	90,808
Progressive Corp. (The)	2,937	334,789
Prudential Financial, Inc.	1,897	224,168
Prudential plc	15,902	234,901
QBE Insurance Group Ltd.	8,536	72,750
Sampo OYJ, Class A	2,886	140,871
Sompo Holdings, Inc.	1,836	80,760
Suncorp Group Ltd.	6,807	56,286
Swiss Life Holding AG (Registered)	191	121,913
Swiss Re AG	1,745	166,051
T&D Holdings, Inc.(x)	2,774	37,634
Tokio Marine Holdings, Inc.	3,632	211,245
Travelers Cos., Inc. (The)	1,235	225,672
Tryg A/S	2,083	50,502
W R Berkley Corp.	1,050	69,920
Willis Towers Watson plc	625	147,638
Zurich Insurance Group AG	882	434,851

		8,736,299

Total Financials		37,832,995

Health Care (9.5%)
Biotechnology (1.1%)
AbbVie, Inc.	8,875	1,438,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Amgen, Inc.	2,828	$683,867
Argenx SE*	265	84,019
Biogen, Inc.*	737	155,212
CSL Ltd.	2,794	554,880
Genmab A/S*	380	137,659
Gilead Sciences, Inc.	6,297	374,357
Grifols SA	1,726	31,222
Incyte Corp.*	942	74,814
Moderna, Inc.*	1,770	304,900
Regeneron Pharmaceuticals, Inc.*	531	370,861
Vertex Pharmaceuticals, Inc.*	1,276	332,998

		4,543,515

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	8,877	1,050,682
ABIOMED, Inc.*	228	75,523
Alcon, Inc.	2,891	228,369
Align Technology, Inc.*	368	160,448
Ambu A/S, Class B(x)	969	14,231
Asahi Intecc Co. Ltd.	1,254	24,536
Baxter International, Inc.	2,513	194,858
Becton Dickinson and Co.	1,442	383,572
BioMerieux	239	25,474
Boston Scientific Corp.*	7,154	316,851
Carl Zeiss Meditec AG	233	37,780
Cochlear Ltd.	380	63,308
Coloplast A/S, Class B	687	104,048
Cooper Cos., Inc. (The)	248	103,562
Demant A/S*	625	28,273
Dentsply Sirona, Inc.	1,097	53,994
Dexcom, Inc.*	487	249,149
DiaSorin SpA	145	22,704
Edwards Lifesciences Corp.*	3,134	368,934
Fisher & Paykel Healthcare Corp. Ltd.	3,336	56,056
Getinge AB, Class B	1,323	52,662
GN Store Nord A/S	719	35,088
Hologic, Inc.*	1,272	97,715
Hoya Corp.	2,139	244,085
IDEXX Laboratories, Inc.*	426	233,048
Inmode Ltd.*	287	10,593
Intuitive Surgical, Inc.*	1,792	540,611
Koninklijke Philips NV	5,308	162,388
Medtronic plc	6,756	749,578
Olympus Corp.	6,390	121,400
ResMed, Inc.	732	177,517
Sartorius AG (Preference)(q)	163	72,390
Siemens Healthineers AG(m)	1,631	101,136
Smith & Nephew plc	5,087	81,085
Sonova Holding AG (Registered)	316	131,804
STERIS plc	502	121,369
Straumann Holding AG (Registered)	63	100,809
Stryker Corp.	1,686	450,752
Sysmex Corp.	969	70,363
Teleflex, Inc.	235	83,385
Terumo Corp.	3,735	113,117
Zimmer Biomet Holdings, Inc.	1,048	134,039

		7,447,286

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	751	116,187
Amplifon SpA	720	32,149
Anthem, Inc.	1,219	598,797
Cardinal Health, Inc.	1,414	80,174
Centene Corp.*	2,929	246,592
Cigna Corp.	1,664	398,711
CVS Health Corp.	6,627	670,719
DaVita, Inc.*	327	36,987
Fresenius Medical Care AG & Co. KGaA	1,186	79,536
Fresenius SE & Co. KGaA	2,423	89,157
HCA Healthcare, Inc.	1,202	301,245
Henry Schein, Inc.*	696	60,684
Humana, Inc.	645	280,685
Laboratory Corp. of America Holdings*	480	126,557
McKesson Corp.	767	234,802
Medipal Holdings Corp.	1,061	17,485
Molina Healthcare, Inc.*	293	97,742
Orpea SA	299	12,903
Quest Diagnostics, Inc.	615	84,169
Ramsay Health Care Ltd.	1,059	51,288
Ryman Healthcare Ltd.	2,459	15,937
Sonic Healthcare Ltd.	2,629	69,227
UnitedHealth Group, Inc.	4,729	2,411,648
Universal Health Services, Inc., Class B	367	53,197

		6,166,578

Health Care Technology (0.1%)
Cerner Corp.	1,477	138,188
M3, Inc.	2,553	92,397

		230,585

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	1,519	201,009
Bachem Holding AG (Registered), Class B	44	24,145
Bio-Rad Laboratories, Inc., Class A*	109	61,392
Bio-Techne Corp.	197	85,309
Charles River Laboratories International, Inc.*	253	71,845
Danaher Corp.	3,193	936,603
Eurofins Scientific SE	772	76,531
Illumina, Inc.*	785	274,279
IQVIA Holdings, Inc.*	959	221,730
Lonza Group AG (Registered)	431	312,252
Mettler-Toledo International, Inc.*	116	159,290
PerkinElmer, Inc.	633	110,433
QIAGEN NV*	1,321	64,842
Sartorius Stedim Biotech	160	65,576
Thermo Fisher Scientific, Inc.	1,979	1,168,896
Waters Corp.*	307	95,290
West Pharmaceutical Services, Inc.	372	152,784

		4,082,206

Pharmaceuticals (3.9%)
Astellas Pharma, Inc.	10,773	168,881
AstraZeneca plc	8,964	1,188,727
Bayer AG (Registered)	5,684	388,883
Bristol-Myers Squibb Co.	11,143	813,773
Catalent, Inc.*	859	95,263
Chugai Pharmaceutical Co. Ltd.	3,886	129,961
Daiichi Sankyo Co. Ltd.	10,140	222,456
Eisai Co. Ltd.	1,372	63,583
Eli Lilly and Co.	3,986	1,141,471
GlaxoSmithKline plc	29,116	627,856
Hikma Pharmaceuticals plc	1,004	27,012
Ipsen SA	218	27,232
Johnson & Johnson	13,217	2,342,449
Kyowa Kirin Co. Ltd.	1,562	36,239
Merck & Co., Inc.	12,681	1,040,476
Merck KGaA	747	156,443
Nippon Shinyaku Co. Ltd.	284	19,310
Novartis AG (Registered)	12,678	1,111,879
Novo Nordisk A/S, Class B	9,744	1,079,116
Ono Pharmaceutical Co. Ltd.	2,140	53,745
Organon & Co.	1,272	44,431
Orion OYJ, Class B	614	27,861
Otsuka Holdings Co. Ltd.	2,259	78,144
Pfizer, Inc.	28,179	1,458,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Recordati Industria Chimica e Farmaceutica SpA	605	$30,415
Roche Holding AG	4,079	1,613,144
Roche Holding AG CHF 1	185	80,886
Sanofi	6,579	670,954
Santen Pharmaceutical Co. Ltd.	2,085	20,872
Shionogi & Co. Ltd.	1,532	94,086
Sumitomo Pharma Co. Ltd.(x)	1,036	10,231
Taisho Pharmaceutical Holdings Co. Ltd.(x)	221	10,251
Takeda Pharmaceutical Co. Ltd.(x)	9,155	262,015
Teva Pharmaceutical Industries Ltd. (ADR)*	6,379	59,899
UCB SA	731	87,510
Viatris, Inc.	6,071	66,052
Vifor Pharma AG*	282	50,278
Zoetis, Inc.	2,375	447,901

		15,848,512

Total Health Care		38,318,682

Industrials (7.3%)
Aerospace & Defense (1.0%)
Airbus SE*	3,411	412,300
BAE Systems plc	18,013	169,799
Boeing Co. (The)*	2,773	531,030
Dassault Aviation SA	145	23,053
Elbit Systems Ltd.	153	33,494
General Dynamics Corp.	1,163	280,492
Howmet Aerospace, Inc.	1,930	69,364
Huntington Ingalls Industries, Inc.	201	40,087
L3Harris Technologies, Inc.	985	244,743
Lockheed Martin Corp.	1,232	543,805
MTU Aero Engines AG	309	71,795
Northrop Grumman Corp.	748	334,521
Raytheon Technologies Corp.	7,514	744,412
Rolls-Royce Holdings plc*	48,419	63,661
Safran SA	1,977	232,357
Singapore Technologies Engineering Ltd.	9,034	27,384
Textron, Inc.	1,106	82,264
Thales SA	617	77,912
TransDigm Group, Inc.*	263	171,355

		4,153,828

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	652	70,227
Deutsche Post AG (Registered)	5,736	275,434
DSV A/S	1,180	225,636
Expeditors International of Washington, Inc.	850	87,686
FedEx Corp.	1,227	283,916
InPost SA*	1,157	7,272
SG Holdings Co. Ltd.	1,852	34,903
United Parcel Service, Inc., Class B	3,661	785,138
Yamato Holdings Co. Ltd.	1,686	31,562

		1,801,774

Airlines (0.1%)
Alaska Air Group, Inc.*	629	36,488
American Airlines Group, Inc.*	3,250	59,313
ANA Holdings, Inc.(x)*	924	19,291
Delta Air Lines, Inc.*	3,213	127,138
Deutsche Lufthansa AG (Registered)(x)*	3,458	28,034
Japan Airlines Co. Ltd.*	834	15,523
Qantas Airways Ltd.*	5,347	20,543
Singapore Airlines Ltd.*	7,753	31,294
Southwest Airlines Co.*	2,971	136,072
United Airlines Holdings, Inc.(x)*	1,625	75,335

		549,031

Building Products (0.5%)
A O Smith Corp.	668	42,678
AGC, Inc.	1,118	44,683
Allegion plc	450	49,401
Assa Abloy AB, Class B	5,799	156,361
Carrier Global Corp.	4,350	199,534
Cie de Saint-Gobain	2,927	174,186
Daikin Industries Ltd.	1,441	262,370
Fortune Brands Home & Security, Inc.	681	50,585
Geberit AG (Registered)	215	132,356
Johnson Controls International plc	3,558	233,298
Kingspan Group plc	891	86,598
Lixil Corp.(x)	1,541	28,677
Masco Corp.	1,225	62,475
Nibe Industrier AB, Class B	8,253	90,956
ROCKWOOL International A/S, Class B	48	15,854
TOTO Ltd.(x)	819	32,898
Trane Technologies plc	1,192	182,018
Xinyi Glass Holdings Ltd.	8,662	20,809

		1,865,737

Commercial Services & Supplies (0.3%)
Brambles Ltd.	7,630	56,264
Cintas Corp.	441	187,597
Copart, Inc.*	1,071	134,378
Dai Nippon Printing Co. Ltd.	1,285	30,181
Rentokil Initial plc	10,759	74,104
Republic Services, Inc.	1,050	139,125
Rollins, Inc.	1,136	39,817
Secom Co. Ltd.	1,215	88,035
Securitas AB, Class B	1,812	20,415
Sohgo Security Services Co. Ltd.	413	13,487
Toppan, Inc.	1,517	26,800
Waste Management, Inc.	1,932	306,222

		1,116,425

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,234	33,171
Bouygues SA	1,323	46,121
Eiffage SA	482	49,404
Ferrovial SA	2,614	69,203
Kajima Corp.	2,600	31,664
Obayashi Corp.	3,757	27,625
Quanta Services, Inc.	715	94,101
Shimizu Corp.(x)	3,194	19,196
Skanska AB, Class B(x)	1,968	44,027
Taisei Corp.(x)	1,104	31,915
Vinci SA	3,112	318,163

		764,590

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	9,504	307,488
AMETEK, Inc.	1,161	154,622
Eaton Corp. plc	2,001	303,672
Emerson Electric Co.	3,001	294,248
Fuji Electric Co. Ltd.	734	36,608
Generac Holdings, Inc.*	317	94,231
Legrand SA	1,547	147,069
Mitsubishi Electric Corp.	10,561	121,555
Nidec Corp.	2,587	204,957
Prysmian SpA	1,474	50,210
Rockwell Automation, Inc.	582	162,977
Schneider Electric SE	3,128	522,240
Siemens Energy AG	2,312	52,826
Siemens Gamesa Renewable Energy SA(x)*	1,379	24,208
Vestas Wind Systems A/S	5,843	172,515

		2,649,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.8%)
3M Co.	2,893	$430,710
CK Hutchison Holdings Ltd.	14,874	109,051
DCC plc	570	44,178
General Electric Co.	5,513	504,440
Hitachi Ltd.	5,602	280,708
Honeywell International, Inc.	3,456	672,469
Investment AB Latour, Class B	856	27,192
Jardine Matheson Holdings Ltd.	1,252	68,670
Keppel Corp. Ltd.	8,427	39,789
Lifco AB, Class B	1,349	34,234
Melrose Industries plc	25,301	40,955
Roper Technologies, Inc.	530	250,282
Siemens AG (Registered)	4,426	613,276
Smiths Group plc	2,034	38,556
Toshiba Corp.(x)	2,240	84,998

		3,239,508

Machinery (1.4%)
Alfa Laval AB	1,820	62,587
Alstom SA(x)	1,836	42,799
Atlas Copco AB, Class A	3,885	201,625
Atlas Copco AB, Class B	2,258	102,401
Caterpillar, Inc.	2,716	605,179
CNH Industrial NV	5,921	93,754
Cummins, Inc.	718	147,269
Daifuku Co. Ltd.(x)	586	41,862
Daimler Truck Holding AG*	2,381	66,147
Deere & Co.	1,417	588,707
Dover Corp.	723	113,439
Epiroc AB, Class A	3,813	81,593
Epiroc AB, Class B	2,256	40,609
FANUC Corp.	1,110	195,203
Fortive Corp.	1,800	109,674
GEA Group AG	887	36,648
Hino Motors Ltd.	1,662	9,724
Hitachi Construction Machinery Co. Ltd.	622	16,118
Hoshizaki Corp.	314	21,537
Husqvarna AB, Class B(x)	2,421	25,234
IDEX Corp.	382	73,241
Illinois Tool Works, Inc.	1,434	300,280
Ingersoll Rand, Inc.	2,046	103,016
KION Group AG	417	27,731
Knorr-Bremse AG	419	32,191
Komatsu Ltd.	5,066	121,562
Kone OYJ, Class B	1,966	102,970
Kornit Digital Ltd.*	267	22,078
Kubota Corp.	5,944	111,438
Kurita Water Industries Ltd.	571	21,076
Makita Corp.(x)	1,296	41,509
Minebea Mitsumi, Inc.(x)	2,100	45,746
MISUMI Group, Inc.	1,645	48,945
Mitsubishi Heavy Industries Ltd.(x)	1,854	61,058
Miura Co. Ltd.(x)	507	12,504
NGK Insulators Ltd.(x)	1,160	16,561
Nordson Corp.	271	61,539
Otis Worldwide Corp.	2,132	164,057
PACCAR, Inc.	1,742	153,418
Parker-Hannifin Corp.	648	183,876
Pentair plc	830	44,994
Rational AG	36	24,979
Sandvik AB	6,532	138,677
Schindler Holding AG	235	50,103
Schindler Holding AG (Registered)	116	24,596
SKF AB, Class B	2,211	35,940
SMC Corp.	340	189,894
Snap-on, Inc.	270	55,480
Spirax-Sarco Engineering plc	426	69,810
Stanley Black & Decker, Inc.	818	114,348
Techtronic Industries Co. Ltd.	7,959	128,218
Toyota Industries Corp.	848	58,368
VAT Group AG(m)	156	59,483
Volvo AB, Class A	1,158	22,135
Volvo AB, Class B	8,272	154,285
Wartsila OYJ Abp	2,739	25,016
Westinghouse Air Brake Technologies Corp.	937	90,111
Xylem, Inc.	905	77,160
Yaskawa Electric Corp.	1,389	54,249

		5,724,751

Marine (0.1%)
AP Moller - Maersk A/S, Class A	20	59,103
AP Moller - Maersk A/S, Class B	35	105,495
Kuehne + Nagel International AG (Registered)	314	88,970
Mitsui OSK Lines Ltd.(x)	1,992	55,299
Nippon Yusen KK(x)	934	81,625
SITC International Holdings Co. Ltd.	7,760	27,393

		417,885

Professional Services (0.5%)
Adecco Group AG (Registered)	896	40,554
Benefit One, Inc.	462	9,673
Bureau Veritas SA	1,701	48,586
Equifax, Inc.	612	145,105
Experian plc	5,335	205,744
Intertek Group plc	934	63,783
Jacobs Engineering Group, Inc.	654	90,128
Leidos Holdings, Inc.	704	76,046
Nielsen Holdings plc	1,801	49,059
Nihon M&A Center Holdings, Inc.	1,752	24,347
Persol Holdings Co. Ltd.	1,027	23,021
Randstad NV(x)	692	41,536
Recruit Holdings Co. Ltd.	7,851	343,695
RELX plc	11,190	348,548
Robert Half International, Inc.	558	63,712
SGS SA (Registered)	36	100,030
Teleperformance	347	132,318
Verisk Analytics, Inc.	809	173,636
Wolters Kluwer NV	1,548	164,784

		2,144,305

Road & Rail (0.6%)
Aurizon Holdings Ltd.	10,651	29,247
Central Japan Railway Co.	834	108,702
CSX Corp.	11,135	417,006
East Japan Railway Co.	1,749	101,512
Grab Holdings Ltd., Class A(x)*	6,285	21,998
Hankyu Hanshin Holdings, Inc.	1,324	38,297
JB Hunt Transport Services, Inc.	422	84,733
Keio Corp.(x)	595	23,229
Keisei Electric Railway Co. Ltd.	748	20,818
Kintetsu Group Holdings Co. Ltd.	993	28,409
MTR Corp. Ltd.	8,957	48,339
Nippon Express Holdings, Inc.	444	30,519
Norfolk Southern Corp.	1,222	348,539
Odakyu Electric Railway Co. Ltd.(x)	1,705	28,311
Old Dominion Freight Line, Inc.	468	139,782
Tobu Railway Co. Ltd.	1,092	26,568
Tokyu Corp.	2,892	37,563
Union Pacific Corp.	3,227	881,649
West Japan Railway Co.	1,249	51,841

		2,467,062

Trading Companies & Distributors (0.5%)
AerCap Holdings NV*	780	39,218
Ashtead Group plc	2,589	163,206
Brenntag SE	894	72,288
Bunzl plc	1,951	75,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fastenal Co.	2,887	$171,488
Ferguson plc	1,286	174,562
IMCD NV	329	55,939
ITOCHU Corp.(x)	6,878	233,316
Marubeni Corp.	9,053	105,617
Mitsubishi Corp.	7,307	275,314
Mitsui & Co. Ltd.	9,028	245,920
MonotaRO Co. Ltd.	1,450	31,073
Reece Ltd.	1,682	23,729
Sumitomo Corp.(x)	6,517	113,008
Toyota Tsusho Corp.	1,229	50,569
United Rentals, Inc.*	364	129,296
WW Grainger, Inc.	217	111,926

		2,072,324

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	434	71,895
Aeroports de Paris*	171	25,609
Atlantia SpA*	2,867	59,621
Auckland International Airport Ltd.*	7,243	39,167
Getlink SE	2,546	45,852
Transurban Group	17,647	177,787

		419,931

Total Industrials		29,386,577

Information Technology (15.3%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	1,126	156,491
Cisco Systems, Inc.	21,174	1,180,662
F5, Inc.*	303	63,312
Juniper Networks, Inc.	1,632	60,645
Motorola Solutions, Inc.	848	205,386
Nokia OYJ*	31,199	171,747
Telefonaktiebolaget LM Ericsson, Class B(x)	16,889	154,534

		1,992,777

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	3,002	226,201
Azbil Corp.(x)	714	23,782
CDW Corp.	681	121,824
Corning, Inc.	3,856	142,325
Halma plc	2,196	71,681
Hamamatsu Photonics KK	811	43,163
Hexagon AB, Class B	10,998	154,299
Hirose Electric Co. Ltd.(x)	187	27,172
Ibiden Co. Ltd.	611	29,971
IPG Photonics Corp.*	179	19,647
Keyence Corp.	1,136	528,158
Keysight Technologies, Inc.*	924	145,964
Kyocera Corp.	1,857	104,380
Murata Manufacturing Co. Ltd.	3,324	219,735
Omron Corp.	1,074	71,607
Shimadzu Corp.	1,370	47,176
TDK Corp.	2,249	81,202
TE Connectivity Ltd.	1,638	214,545
Teledyne Technologies, Inc.*	234	110,595
Trimble, Inc.*	1,260	90,896
Venture Corp. Ltd.	1,602	20,666
Yokogawa Electric Corp.(x)	1,321	22,536
Zebra Technologies Corp., Class A*	268	110,872

		2,628,397

IT Services (2.4%)
Accenture plc, Class A	3,171	1,069,356
Adyen NV(m)*	117	231,142
Akamai Technologies, Inc.*	815	97,303
Amadeus IT Group SA*	2,606	169,744
Automatic Data Processing, Inc.	2,115	481,247
Bechtle AG	474	26,750
Broadridge Financial Solutions, Inc.	585	91,090
Capgemini SE	927	206,205
Cognizant Technology Solutions Corp., Class A	2,637	236,460
Computershare Ltd.	3,144	57,520
DXC Technology Co.*	1,266	41,310
Edenred	1,444	71,385
EPAM Systems, Inc.*	285	84,534
Fidelity National Information Services, Inc.	3,057	306,984
Fiserv, Inc.*	2,983	302,476
FleetCor Technologies, Inc.*	408	101,616
Fujitsu Ltd.	1,138	169,656
Gartner, Inc.*	413	122,851
Global Payments, Inc.	1,456	199,239
GMO Payment Gateway, Inc.	243	24,808
International Business Machines Corp.	4,502	585,350
Itochu Techno-Solutions Corp.	555	14,175
Jack Henry & Associates, Inc.	371	73,105
Mastercard, Inc., Class A	4,355	1,556,390
NEC Corp.	1,421	59,613
Nexi SpA(m)*	2,708	31,280
Nomura Research Institute Ltd.	1,943	63,546
NTT Data Corp.	3,652	71,629
Obic Co. Ltd.	403	60,385
Otsuka Corp.	659	23,402
Paychex, Inc.	1,611	219,853
PayPal Holdings, Inc.*	5,898	682,104
SCSK Corp.	904	15,492
TIS, Inc.	1,069	25,003
VeriSign, Inc.*	485	107,893
Visa, Inc., Class A	8,419	1,867,082
Wix.com Ltd.*	324	33,845
Worldline SA(m)*	1,379	59,784

		9,641,607

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	8,207	897,353
Advantest Corp.	1,154	90,516
Analog Devices, Inc.	2,698	445,656
Applied Materials, Inc.	4,533	597,449
ASM International NV	271	98,238
ASML Holding NV	2,400	1,600,799
Broadcom, Inc.	2,067	1,301,549
Disco Corp.	167	46,583
Enphase Energy, Inc.*	677	136,605
Infineon Technologies AG	7,556	258,139
Intel Corp.	20,418	1,011,916
KLA Corp.	761	278,572
Lam Research Corp.	707	380,090
Lasertec Corp.	436	73,302
Microchip Technology, Inc.	2,785	209,265
Micron Technology, Inc.	5,616	437,430
Monolithic Power Systems, Inc.	218	105,878
NVIDIA Corp.	12,551	3,424,666
NXP Semiconductors NV	1,335	247,082
Qorvo, Inc.*	553	68,627
QUALCOMM, Inc.	5,623	859,307
Renesas Electronics Corp.*	7,270	84,122
Rohm Co. Ltd.	506	39,327
Skyworks Solutions, Inc.	829	110,489
SolarEdge Technologies, Inc.*	264	85,106
STMicroelectronics NV	3,951	171,636
SUMCO Corp.	1,925	31,585
Teradyne, Inc.	818	96,712
Texas Instruments, Inc.	4,636	850,613
Tokyo Electron Ltd.	875	449,290

		14,487,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Software (4.6%)
Adobe, Inc.*	2,389	$1,088,476
ANSYS, Inc.*	438	139,131
Autodesk, Inc.*	1,104	236,642
AVEVA Group plc	697	22,253
Cadence Design Systems, Inc.*	1,391	228,764
Ceridian HCM Holding, Inc.*	683	46,690
Check Point Software Technologies Ltd.*	614	84,892
Citrix Systems, Inc.	626	63,163
CyberArk Software Ltd.*	230	38,813
Dassault Systemes SE	3,847	189,561
Fortinet, Inc.*	681	232,725
Intuit, Inc.	1,422	683,754
Microsoft Corp.	37,694	11,621,437
Nemetschek SE	334	32,400
Nice Ltd.*	365	79,902
NortonLifeLock, Inc.	2,920	77,438
Oracle Corp. (BMV Mexico Stock Exchange)	222	15,417
Oracle Corp. (Moscow Stock Exchange)	8,097	669,865
Paycom Software, Inc.*	242	83,824
PTC, Inc.*	530	57,092
Sage Group plc (The)	5,539	50,794
salesforce.com, Inc.*	4,915	1,043,553
SAP SE	6,042	674,187
ServiceNow, Inc.*	999	556,333
Sinch AB(m)*	3,022	20,462
Synopsys, Inc.*	766	255,285
Temenos AG (Registered)	388	37,177
Trend Micro, Inc.	773	45,123
Tyler Technologies, Inc.*	206	91,647
WiseTech Global Ltd.	846	31,872
Xero Ltd.*	773	58,548

		18,557,220

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	78,249	13,663,058
Brother Industries Ltd.	1,365	24,857
Canon, Inc.(x)	5,788	140,895
FUJIFILM Holdings Corp.	2,084	127,492
Hewlett Packard Enterprise Co.	6,567	109,735
HP, Inc.	5,786	210,032
Logitech International SA (Registered)	1,001	74,185
NetApp, Inc.	1,122	93,126
Ricoh Co. Ltd.	3,879	33,654
Seagate Technology Holdings plc	1,028	92,417
Seiko Epson Corp.(x)	1,618	24,258
Western Digital Corp.*	1,564	77,653

		14,671,362

Total Information Technology		61,979,265

Materials (3.1%)
Chemicals (1.6%)
Air Liquide SA	2,741	479,508
Air Products and Chemicals, Inc.	1,111	277,650
Akzo Nobel NV	1,084	93,133
Albemarle Corp.	587	129,815
Arkema SA	355	42,352
Asahi Kasei Corp.	7,259	62,836
BASF SE	5,314	303,030
Celanese Corp.	546	78,007
CF Industries Holdings, Inc.	1,076	110,893
Chr Hansen Holding A/S	610	44,827
Clariant AG (Registered)*	1,248	21,610
Corteva, Inc.	3,659	210,319
Covestro AG(m)	1,118	56,491
Croda International plc	807	82,937
Dow, Inc.	3,713	236,592
DuPont de Nemours, Inc.	2,601	191,382
Eastman Chemical Co.	674	75,528
Ecolab, Inc.	1,251	220,877
EMS-Chemie Holding AG (Registered)	46	44,501
Evonik Industries AG	1,213	33,725
FMC Corp.	636	83,679
FUCHS PETROLUB SE (Preference)(q)	402	14,604
Givaudan SA (Registered)(x)	55	226,404
ICL Group Ltd.	4,087	48,589
International Flavors & Fragrances, Inc.	1,277	167,708
Johnson Matthey plc	1,120	27,444
JSR Corp.	1,177	34,704
Kansai Paint Co. Ltd.	1,025	16,468
Koninklijke DSM NV	1,011	180,685
LANXESS AG	480	21,228
Linde plc	2,573	821,893
LyondellBasell Industries NV, Class A	1,319	135,620
Mitsubishi Chemical Holdings Corp.	7,408	49,292
Mitsubishi Gas Chemical Co., Inc.	914	15,518
Mitsui Chemicals, Inc.	1,065	26,828
Mosaic Co. (The)	1,859	123,624
Nippon Paint Holdings Co. Ltd.	4,801	42,129
Nippon Sanso Holdings Corp.	877	16,664
Nissan Chemical Corp.	703	41,260
Nitto Denko Corp.	823	58,982
Novozymes A/S, Class B	1,188	81,309
Orica Ltd.	2,358	27,925
PPG Industries, Inc.	1,191	156,104
Sherwin-Williams Co. (The)	1,211	302,290
Shin-Etsu Chemical Co. Ltd.	2,049	312,237
Sika AG (Registered)	836	275,426
Solvay SA	428	42,139
Sumitomo Chemical Co. Ltd.(x)	8,621	39,519
Symrise AG	788	94,602
Toray Industries, Inc.	8,024	41,822
Tosoh Corp.	1,504	22,242
Umicore SA	1,140	49,245
Yara International ASA	958	47,773

		6,441,969

Construction Materials (0.2%)
CRH plc	4,507	180,458
HeidelbergCement AG	861	49,242
Holcim Ltd.*	3,029	147,881
James Hardie Industries plc (CHDI)	2,575	77,491
Martin Marietta Materials, Inc.	313	120,471
Vulcan Materials Co.	666	122,344

		697,887

Containers & Packaging (0.1%)
Amcor plc	7,697	87,207
Avery Dennison Corp.	415	72,198
Ball Corp.	1,626	146,340
International Paper Co.	1,944	89,716
Packaging Corp. of America	476	74,308
Sealed Air Corp.	743	49,751
Smurfit Kappa Group plc	1,424	63,116
Westrock Co.	1,340	63,020

		645,656

Metals & Mining (1.1%)
Anglo American plc	7,372	380,222
Antofagasta plc	2,282	49,830
ArcelorMittal SA	3,699	118,898
BHP Group Ltd.	29,293	1,140,961
BlueScope Steel Ltd.	2,546	39,342

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Boliden AB	1,582	$80,225
Evolution Mining Ltd.	10,605	34,459
Fortescue Metals Group Ltd.	9,799	150,374
Freeport-McMoRan, Inc.	7,372	366,683
Glencore plc*	56,891	369,722
Hitachi Metals Ltd.*	1,241	20,764
JFE Holdings, Inc.(x)	2,844	40,023
Mineral Resources Ltd.	984	38,465
Newcrest Mining Ltd.	4,729	93,878
Newmont Corp.	4,003	318,038
Nippon Steel Corp.(x)	4,949	87,734
Norsk Hydro ASA	7,782	75,829
Northern Star Resources Ltd.	6,400	50,723
Nucor Corp.	1,434	213,164
Rio Tinto Ltd.	2,148	190,277
Rio Tinto plc	6,498	515,460
South32 Ltd.	25,497	94,946
Sumitomo Metal Mining Co. Ltd.(x)	1,430	72,205
voestalpine AG	671	19,932

		4,562,154

Paper & Forest Products (0.1%)
Mondi plc	2,809	54,456
Oji Holdings Corp.	4,695	23,341
Stora Enso OYJ, Class R	3,366	65,860
Svenska Cellulosa AB SCA, Class B(x)	3,506	68,075
UPM-Kymmene OYJ	3,088	100,764

		312,496

Total Materials		12,660,162

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	708	142,485
American Tower Corp. (REIT)	2,286	574,289
Ascendas REIT (REIT)	19,419	41,875
AvalonBay Communities, Inc. (REIT)	701	174,107
Boston Properties, Inc. (REIT)	713	91,834
British Land Co. plc (The) (REIT)	5,094	35,283
CapitaLand Integrated Commercial Trust (REIT)	28,116	46,562
Covivio (REIT)	301	23,881
Crown Castle International Corp. (REIT)	2,170	400,582
Daiwa House REIT Investment Corp. (REIT)(x)	14	37,673
Dexus (REIT)	6,223	50,644
Digital Realty Trust, Inc. (REIT)	1,424	201,923
Duke Realty Corp. (REIT)	1,912	111,011
Equinix, Inc. (REIT)	452	335,212
Equity Residential (REIT)	1,713	154,033
Essex Property Trust, Inc. (REIT)	327	112,972
Extra Space Storage, Inc. (REIT)	672	138,163
Federal Realty Investment Trust (REIT)	351	42,847
Gecina SA (REIT)	265	33,343
GLP J-REIT (REIT)	28	42,618
Goodman Group (REIT)	9,621	163,410
GPT Group (The) (REIT)	11,084	42,635
Healthpeak Properties, Inc. (REIT)	2,706	92,897
Host Hotels & Resorts, Inc. (REIT)	3,584	69,637
Iron Mountain, Inc. (REIT)	1,453	80,511
Japan Metropolitan Fund Invest (REIT)	47	39,715
Japan Real Estate Investment Corp. (REIT)	8	41,920
Kimco Realty Corp. (REIT)	3,094	76,422
Klepierre SA (REIT)*	1,176	31,268
Land Securities Group plc (REIT)	4,076	41,845
Link REIT (REIT)	12,105	103,176
Mapletree Commercial Trust (REIT)	12,492	17,374
Mapletree Logistics Trust (REIT)	18,047	24,553
Mid-America Apartment Communities, Inc. (REIT)	578	121,062
Mirvac Group (REIT)	22,814	42,233
Nippon Building Fund, Inc. (REIT)	9	51,109
Nippon Prologis REIT, Inc. (REIT)	12	35,098
Nomura Real Estate Master Fund, Inc. (REIT)	28	37,021
Orix JREIT, Inc. (REIT)	19	25,758
Prologis, Inc. (REIT)	3,711	599,252
Public Storage (REIT)	766	298,955
Realty Income Corp. (REIT)	2,840	196,812
Regency Centers Corp. (REIT)	773	55,146
SBA Communications Corp. (REIT)	546	187,879
Scentre Group (REIT)	30,034	68,017
Segro plc (REIT)	6,945	122,344
Simon Property Group, Inc. (REIT)	1,649	216,942
Stockland (REIT)	13,813	43,603
UDR, Inc. (REIT)	1,459	83,703
Unibail-Rodamco-Westfield (REIT)*	721	53,940
Ventas, Inc. (REIT)	2,004	123,767
Vicinity Centres (REIT)	22,390	30,958
Vornado Realty Trust (REIT)	798	36,165
Welltower, Inc. (REIT)	2,185	210,066
Weyerhaeuser Co. (REIT)	3,760	142,504

		6,399,034

Real Estate Management & Development (0.3%)
Aroundtown SA	5,781	33,207
Azrieli Group Ltd.	245	21,496
Capitaland Investment Ltd.*	15,267	44,757
CBRE Group, Inc., Class A*	1,680	153,754
City Developments Ltd.	2,367	13,702
CK Asset Holdings Ltd.	11,596	79,255
Daito Trust Construction Co. Ltd.(x)	378	40,106
Daiwa House Industry Co. Ltd.	3,277	85,614
ESR Cayman Ltd.(m)*	9,885	30,602
Fastighets AB Balder, Class B*	608	39,786
Hang Lung Properties Ltd.	11,715	23,570
Henderson Land Development Co. Ltd.	8,404	34,889
Hongkong Land Holdings Ltd.	5,854	28,557
Hulic Co. Ltd.	2,195	19,708
LEG Immobilien SE	421	48,079
Lendlease Corp. Ltd.	3,984	33,112
Mitsubishi Estate Co. Ltd.	6,844	101,787
Mitsui Fudosan Co. Ltd.	5,307	113,543
New World Development Co. Ltd.	7,602	30,868
Nomura Real Estate Holdings, Inc.	686	16,428
Sagax AB, Class B	932	28,194
Sino Land Co. Ltd.	19,259	24,865
Sumitomo Realty & Development Co. Ltd.(x)	1,790	49,477
Sun Hung Kai Properties Ltd.	7,545	89,877
Swire Pacific Ltd., Class A	2,881	17,581
Swire Properties Ltd.	6,770	16,785
Swiss Prime Site AG (Registered)	439	43,276
UOL Group Ltd.	2,687	13,928
Vonovia SE	4,269	199,607
Wharf Real Estate Investment Co. Ltd.	9,663	47,751

		1,524,161

Total Real Estate		7,923,195

Utilities (2.1%)
Electric Utilities (1.2%)
Alliant Energy Corp.	1,256	78,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
American Electric Power Co., Inc.	2,528	$252,219
Chubu Electric Power Co., Inc.	3,728	38,624
CK Infrastructure Holdings Ltd.	3,834	25,655
CLP Holdings Ltd.	9,502	92,596
Constellation Energy Corp.	1,637	92,081
Duke Energy Corp.	3,861	431,119
Edison International	1,907	133,681
EDP - Energias de Portugal SA	16,063	79,117
Electricite de France SA(x)	3,159	29,762
Elia Group SA/NV	178	27,169
Endesa SA	1,838	40,110
Enel SpA	47,064	314,296
Entergy Corp.	1,009	117,801
Evergy, Inc.	1,151	78,659
Eversource Energy	1,726	152,216
Exelon Corp.	4,911	233,911
FirstEnergy Corp.	2,733	125,335
Fortum OYJ	2,570	46,654
HK Electric Investments & HK Electric Investments Ltd.(m)	15,339	14,974
Iberdrola SA	33,706	366,868
Kansai Electric Power Co., Inc. (The)(x)	4,074	38,437
Mercury NZ Ltd.	3,941	16,191
NextEra Energy, Inc.	9,850	834,393
NRG Energy, Inc.	1,229	47,144
Origin Energy Ltd.	8,953	41,429
Orsted A/S(m)*	1,094	137,758
Pinnacle West Capital Corp.	566	44,205
Power Assets Holdings Ltd.	8,027	52,286
PPL Corp.	3,768	107,614
Red Electrica Corp. SA	2,504	51,426
Southern Co. (The)	5,320	385,753
SSE plc	6,036	138,209
Terna - Rete Elettrica Nazionale	8,141	70,018
Tokyo Electric Power Co. Holdings, Inc.*	8,834	29,207
Verbund AG	394	41,485
Xcel Energy, Inc.	2,704	195,148

		5,002,025

Gas Utilities (0.1%)
APA Group	6,827	54,139
Atmos Energy Corp.	664	79,341
Enagas SA	1,440	31,999
Hong Kong & China Gas Co. Ltd.	64,786	78,366
Naturgy Energy Group SA	1,122	33,506
Osaka Gas Co. Ltd.	2,170	37,255
Snam SpA	11,668	67,382
Tokyo Gas Co. Ltd.	2,169	39,732

		421,720

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,347	86,119
EDP Renovaveis SA	1,667	42,935
Meridian Energy Ltd.	7,413	25,841
Uniper SE	529	13,605

		168,500

Multi-Utilities (0.6%)
Ameren Corp.	1,293	121,232
CenterPoint Energy, Inc.	3,157	96,731
CMS Energy Corp.	1,454	101,693
Consolidated Edison, Inc.	1,775	168,057
Dominion Energy, Inc.	4,066	345,488
DTE Energy Co.	972	128,508
E.ON SE	12,991	151,081
Engie SA	10,569	138,543
National Grid plc	20,929	321,463
NiSource, Inc.	1,971	62,678
Public Service Enterprise Group, Inc.	2,538	177,660
RWE AG	3,717	162,129
Sempra Energy	1,603	269,496
Veolia Environnement SA	3,793	121,032
WEC Energy Group, Inc.	1,583	157,999

		2,523,790

Water Utilities (0.1%)
American Water Works Co., Inc.	911	150,798
Severn Trent plc	1,447	58,407
United Utilities Group plc	3,945	58,147

		267,352

Total Utilities		8,383,387

Total Common Stocks (70.6%) (Cost $253,373,035)		285,384,122

EXCHANGE TRADED FUND (ETF):
Equity (4.6%)
SPDR S&P MidCap 400 ETF Trust(x)	37,482	18,383,047

Total Exchange Traded Fund (4.6%) (Cost $14,155,571)		18,383,047

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (18.6%)
U.S. Treasury Bonds
6.000%, 2/15/26	$857,100	968,614
6.125%, 11/15/27	1,054,800	1,256,755
5.250%, 11/15/28	665,600	780,633
U.S. Treasury Notes
0.125%, 4/30/23	1,918,300	1,884,343
1.750%, 5/15/23	1,043,000	1,041,725
2.500%, 8/15/23	2,283,500	2,297,744
1.375%, 8/31/23	1,265,300	1,253,423
1.375%, 9/30/23	1,939,700	1,919,134
2.750%, 11/15/23	2,249,300	2,269,229
2.125%, 11/30/23	2,121,000	2,118,834
2.250%, 12/31/23	3,055,800	3,056,795
0.875%, 1/31/24	401,800	391,854
2.500%, 1/31/24	1,880,800	1,887,994
2.750%, 2/15/24	2,534,200	2,555,074
2.125%, 3/31/24	1,521,400	1,515,848
2.250%, 11/15/24	1,497,000	1,488,482
1.500%, 11/30/24	1,120,200	1,092,210
2.000%, 2/15/25	745,400	735,479
0.500%, 3/31/25	623,600	588,143
2.125%, 5/15/25	1,120,900	1,108,321
0.250%, 6/30/25	2,607,300	2,424,853
2.000%, 8/15/25	2,684,200	2,639,639
0.250%, 8/31/25	1,567,100	1,451,712
0.250%, 9/30/25	829,000	766,601
2.250%, 11/15/25	338,700	335,610
0.375%, 12/31/25	966,500	893,426
0.375%, 1/31/26	1,728,400	1,594,457
1.625%, 2/15/26	1,602,600	1,550,767
0.500%, 2/28/26	656,000	607,238
0.750%, 4/30/26	321,000	299,331
0.750%, 5/31/26	2,393,400	2,228,450
1.500%, 8/15/26	2,167,700	2,079,720
0.750%, 8/31/26	660,100	612,627
0.875%, 9/30/26	1,851,600	1,725,699
2.000%, 11/15/26	3,908,200	3,827,183
1.250%, 12/31/26	827,900	783,211
1.500%, 1/31/27	990,600	948,059
2.250%, 2/15/27	1,286,200	1,274,286
1.875%, 2/28/27	497,800	485,201
2.375%, 5/15/27	1,296,100	1,291,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 8/15/27	$1,184,300	$1,172,969
2.250%, 11/15/27	1,453,700	1,438,652
2.750%, 2/15/28	742,700	755,046
2.875%, 5/15/28	881,000	902,387
2.875%, 8/15/28	137,000	140,506
3.125%, 11/15/28	1,417,600	1,477,308
2.625%, 2/15/29	693,400	702,476
2.375%, 5/15/29	704,000	702,680
1.625%, 8/15/29	522,700	496,116
1.500%, 2/15/30	473,100	443,881
0.625%, 5/15/30	1,183,500	1,032,426
0.625%, 8/15/30	1,464,800	1,273,003
0.875%, 11/15/30	1,636,700	1,450,552
1.125%, 2/15/31	1,816,200	1,640,767
1.625%, 5/15/31	1,207,500	1,137,619
1.250%, 8/15/31	1,243,400	1,130,712
1.375%, 11/15/31	801,300	735,318
1.875%, 2/15/32	443,300	425,637

Total U.S. Treasury Obligations		75,088,668

Total Long-Term Debt Securities (18.6%) (Cost $78,683,770)		75,088,668

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.5%)
JPMorgan Prime Money Market Fund, IM Shares	22,284,604	22,289,061

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.9%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $1,020,017.(xx)	$1,000,000	1,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $1,707,391, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $1,741,554.(xx)	1,707,377	1,707,377
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $5,000,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $5,100,001.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		7,707,377

Total Short-Term Investments (7.4%) (Cost $30,001,135)		29,996,438

Total Investments in Securities (101.2%) (Cost $376,213,511)		408,852,275
Other Assets Less Liabilities (-1.2%)		(4,802,466)

Net Assets (100%)		$404,049,809

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $1,504,470 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $8,729,381. This was collateralized by $1,436,293 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 11/15/51 and by cash of $7,707,377 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.0%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.6
Finland	0.3
France	2.4
Germany	1.9
Hong Kong	0.6
Ireland	0.1
Israel	0.2
Italy	0.5
Japan	5.1
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.2
New Zealand	0.1
Norway	0.2
Poland	0.0	#
Portugal	0.0	#
Saudi Arabia	0.0	#
Singapore	0.3
South Africa	0.1
Spain	0.5
Sweden	0.8
Switzerland	2.4
Taiwan	0.1
United Kingdom	2.9
United States	78.4
Cash and Other	(1.2)

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	102	6/2022	EUR	4,313,778	(1,581)
FTSE 100 Index	44	6/2022	GBP	4,326,953	(15,083)
MSCI EAFE E-Mini Index	3	6/2022	USD	321,660	6,817
Russell 2000 E-Mini Index	178	6/2022	USD	18,390,960	528,285
S&P 500 E-Mini Index	13	6/2022	USD	2,944,987	44,818

					563,256

Short Contracts
SPI 200 Index	(7)	6/2022	AUD	(979,394)	(32,169)
TOPIX Index	(35)	6/2022	JPY	(5,596,148)	45,853
U.S. Treasury 2 Year Note	(54)	6/2022	USD	(11,443,781)	136,230
U.S. Treasury 5 Year Note	(22)	6/2022	USD	(2,523,125)	61,190
U.S. Treasury 10 Year Note	(92)	6/2022	USD	(11,304,500)	322,685

					533,789

					1,097,045

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	1,548,781	USD	1,658,269	Morgan Stanley	4/13/2022	18,291
USD	4,688,040	CHF	4,329,032	BNP Paribas	4/13/2022	1,850
USD	1,016,536	CHF	927,000	JPMorgan Chase Bank	4/13/2022	13,056
USD	6,423,543	CHF	5,926,788	Morgan Stanley	4/13/2022	7,779
AUD	706,138	USD	514,228	JPMorgan Chase Bank	4/28/2022	14,325
AUD	1,612,591	USD	1,180,319	Morgan Stanley	4/28/2022	26,724
JPY	890,278,851	USD	7,207,142	HSBC Bank plc	4/28/2022	109,204
USD	8,034,177	JPY	934,055,022	HSBC Bank plc	4/28/2022	358,076
USD	12,961,652	JPY	1,496,671,913	Morgan Stanley	4/28/2022	661,944
USD	4,433,393	EUR	3,977,564	JPMorgan Chase Bank	5/12/2022	27,722
USD	19,421,398	EUR	17,004,278	Morgan Stanley	5/12/2022	586,942
GBP	4,782,741	USD	6,248,149	Morgan Stanley	6/9/2022	32,862
SEK	12,569,177	USD	1,336,103	HSBC Bank plc	6/17/2022	3,299
SEK	22,904,908	USD	2,426,239	Morgan Stanley	6/17/2022	14,563

Total unrealized appreciation						1,876,637

CHF	1,598,972	USD	1,740,097	BNP Paribas	4/13/2022	(9,205)
CHF	940,987	USD	1,023,623	Goldman Sachs International	4/13/2022	(5,002)
CHF	938,279	USD	1,023,980	JPMorgan Chase Bank	4/13/2022	(8,290)
CHF	1,031,779	USD	1,124,035	JPMorgan Chase Bank	4/13/2022	(7,132)
USD	693,667	CHF	649,006	HSBC Bank plc	4/13/2022	(8,884)
USD	1,679,081	CHF	1,557,111	Morgan Stanley	4/13/2022	(6,496)
AUD	1,624,131	USD	1,216,553	Morgan Stanley	4/28/2022	(873)
JPY	876,206,818	USD	7,625,560	Citibank NA	4/28/2022	(424,858)
JPY	743,578,963	USD	6,470,884	Goldman Sachs International	4/28/2022	(360,123)
JPY	310,610,037	USD	2,703,601	Morgan Stanley	4/28/2022	(150,996)
USD	204,193	AUD	282,000	JPMorgan Chase Bank	4/28/2022	(6,887)
USD	6,887,255	AUD	9,700,117	Morgan Stanley	4/28/2022	(373,393)
EUR	19,664,534	USD	22,500,541	Citibank NA	5/12/2022	(719,505)
USD	11,181,302	EUR	10,152,703	Morgan Stanley	5/12/2022	(64,140)
GBP	593,603	USD	780,349	HSBC Bank plc	6/9/2022	(790)
USD	943,558	GBP	720,647	HSBC Bank plc	6/9/2022	(2,844)
NOK	18,924,851	USD	2,183,063	HSBC Bank plc	6/17/2022	(34,479)
NOK	59,393,061	USD	6,768,131	Morgan Stanley	6/17/2022	(25,096)

Total unrealized depreciation						(2,208,993)

Net unrealized depreciation						(332,356)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,312,287	$4,257,672	$—	$22,569,959
Consumer Discretionary	23,196,304	10,634,744	—	33,831,048
Consumer Staples	11,768,912	9,453,591	—	21,222,503
Energy	7,447,105	3,829,244	—	11,276,349
Financials	21,475,782	16,357,213	—	37,832,995
Health Care	26,278,401	12,040,281	—	38,318,682
Industrials	15,243,453	14,143,124	—	29,386,577
Information Technology	54,199,363	7,779,902	—	61,979,265
Materials	5,045,221	7,614,941	—	12,660,162
Real Estate	5,224,932	2,698,263	—	7,923,195
Utilities	5,255,554	3,127,833	—	8,383,387
Exchange Traded Fund	18,383,047	—	—	18,383,047
Forward Currency Contracts	—	1,876,637	—	1,876,637
Futures	1,145,878	—	—	1,145,878
Short-Term Investments
Investment Company	22,289,061	—	—	22,289,061
Repurchase Agreements	—	7,707,377	—	7,707,377
U.S. Treasury Obligations	—	75,088,668	—	75,088,668

Total Assets	$235,265,300	$176,609,490	$—	$411,874,790

Liabilities:
Forward Currency Contracts	$—	$(2,208,993)	$—	$(2,208,993)
Futures	(48,833)	—	—	(48,833)

Total Liabilities	$(48,833)	$(2,208,993)	$—	$(2,257,826)

Total	$235,216,467	$174,400,497	$—	$409,616,964

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,376,770
Aggregate gross unrealized depreciation	(16,218,209)

Net unrealized appreciation	$33,158,561

Federal income tax cost of investments in securities and derivative instruments, if applicable	$376,458,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.9%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	68,238	$1,612,464
BT Group plc	98,515	234,801
Cellnex Telecom SA(m)	5,623	269,522
Deutsche Telekom AG (Registered)	35,908	670,659
Elisa OYJ	1,570	94,623
HKT Trust & HKT Ltd.	41,715	57,249
Infrastrutture Wireless Italiane SpA(m)	3,708	41,584
Koninklijke KPN NV	37,106	128,870
Lumen Technologies, Inc.	8,805	99,232
Nippon Telegraph & Telephone Corp.	13,242	384,771
Orange SA	22,017	260,345
Proximus SADP(x)	1,481	27,564
Singapore Telecommunications Ltd.	91,085	177,293
Spark New Zealand Ltd.	20,606	65,286
Swisscom AG (Registered)(x)	295	177,114
Telecom Italia SpA	109,967	40,379
Telefonica Deutschland Holding AG	11,489	31,381
Telefonica SA	58,154	282,274
Telenor ASA	7,722	110,986
Telia Co. AB(x)	29,337	117,483
Telstra Corp. Ltd.	44,157	130,224
United Internet AG (Registered)	1,070	36,800
Verizon Communications, Inc.	40,115	2,043,458

		7,094,362

Entertainment (0.8%)
Activision Blizzard, Inc.	7,444	596,339
Bollore SE	9,758	50,969
Capcom Co. Ltd.	1,943	46,987
Electronic Arts, Inc.	2,687	339,932
Embracer Group AB(x)*	6,174	51,740
Koei Tecmo Holdings Co. Ltd.(x)	691	22,597
Konami Holdings Corp.(x)	1,029	65,040
Live Nation Entertainment, Inc.*	1,291	151,873
Netflix, Inc.*	4,242	1,589,011
Nexon Co. Ltd.	5,445	130,295
Nintendo Co. Ltd.	1,223	617,080
Sea Ltd. (ADR)*	3,545	424,656
Square Enix Holdings Co. Ltd.	946	41,877
Take-Two Interactive Software, Inc.*	1,103	169,575
Toho Co. Ltd.	1,235	46,693
Ubisoft Entertainment SA*	1,023	45,036
Universal Music Group NV	8,004	212,487
Walt Disney Co. (The)*	17,397	2,386,173

		6,988,360

Interactive Media & Services (2.4%)
Adevinta ASA*	2,834	25,822
Alphabet, Inc., Class A*	2,874	7,993,600
Alphabet, Inc., Class C*	2,654	7,412,595
Auto Trader Group plc(m)	9,984	82,649
Kakaku.com, Inc.	1,312	29,344
Match Group, Inc.*	2,705	294,142
Meta Platforms, Inc., Class A*	22,065	4,906,373
REA Group Ltd.(x)	583	58,291
Scout24 SE(m)	966	55,414
SEEK Ltd.	3,706	81,547
Twitter, Inc.*	7,641	295,630
Z Holdings Corp.	29,574	128,407

		21,363,814

Media (0.5%)
Charter Communications, Inc., Class A*	1,139	621,347
Comcast Corp., Class A	43,228	2,023,935
CyberAgent, Inc.	4,464	55,348
Dentsu Group, Inc.	2,387	97,611
Discovery, Inc., Class A(x)*	1,620	40,370
Discovery, Inc., Class C*	2,902	72,463
DISH Network Corp., Class A*	2,386	75,517
Fox Corp., Class A	3,018	119,060
Fox Corp., Class B	1,393	50,538
Hakuhodo DY Holdings, Inc.	2,579	32,408
Informa plc*	16,588	130,187
Interpublic Group of Cos., Inc. (The)	3,761	133,328
News Corp., Class A	3,735	82,730
News Corp., Class B	1,157	26,056
Omnicom Group, Inc.	1,997	169,505
Paramount Global, Class B	5,797	219,185
Pearson plc	8,349	81,569
Publicis Groupe SA	2,516	152,838
Schibsted ASA, Class A	700	17,195
Schibsted ASA, Class B	1,074	22,870
Vivendi SE	8,561	111,734
WPP plc	12,796	167,451

		4,503,245

Wireless Telecommunication Services (0.4%)
KDDI Corp.(x)	17,800	584,664
SoftBank Corp.(x)	31,699	370,491
SoftBank Group Corp.	13,431	604,088
Tele2 AB, Class B	5,527	83,440
T-Mobile US, Inc.*	5,610	720,043
Vodafone Group plc	302,303	495,979

		2,858,705

Total Communication Services		42,808,486

Consumer Discretionary (7.3%)
Auto Components (0.2%)
Aisin Corp.(x)	1,626	55,556
Aptiv plc*	2,585	309,450
BorgWarner, Inc.	2,291	89,120
Bridgestone Corp.	6,301	243,858
Cie Generale des Etablissements
Michelin SCA	1,907	257,622
Continental AG*	1,214	87,567
Denso Corp.(x)	4,855	309,804
Faurecia SE (Euronext Paris)(x)	1,122	29,019
Faurecia SE (Italian Stock Exchange)	173	4,485
Koito Manufacturing Co. Ltd.	1,153	46,678
Stanley Electric Co. Ltd.	1,435	27,100
Sumitomo Electric Industries Ltd.(x)	8,324	98,998
Valeo	2,534	46,557

		1,605,814

Automobiles (1.7%)
Bayerische Motoren Werke AG	3,707	321,079
Bayerische Motoren Werke AG (Preference)(q)	648	50,214
Ferrari NV	1,415	309,437
Ford Motor Co.	37,586	635,579
General Motors Co.*	13,884	607,286
Honda Motor Co. Ltd.(x)	17,992	511,265
Isuzu Motors Ltd.	6,435	83,135
Mazda Motor Corp.	6,275	46,420
Mercedes-Benz Group AG	9,512	668,091
Nissan Motor Co. Ltd.*	25,619	114,046
Porsche Automobil Holding SE (Preference)(q)	1,690	163,727
Renault SA*	2,121	55,442
Stellantis NV (Euronext Paris)	9,499	153,717
Stellantis NV (Italian Stock Exchange)	12,965	210,247
Subaru Corp.(x)	6,791	107,882
Suzuki Motor Corp.(x)	4,065	139,341
Tesla, Inc.*	8,000	8,620,800
Toyota Motor Corp.	117,487	2,104,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Volkswagen AG	359	$89,447
Volkswagen AG (Preference)(q)	2,075	358,801
Yamaha Motor Co. Ltd.	3,285	73,620

		15,424,180

Distributors (0.0%)
Genuine Parts Co.	1,361	171,513
LKQ Corp.	2,563	116,386
Pool Corp.	383	161,952

		449,851

Diversified Consumer Services (0.0%)
IDP Education Ltd.	2,303	53,711

Hotels, Restaurants & Leisure (1.1%)
Accor SA*	1,878	60,183
Aristocrat Leisure Ltd.	6,650	180,290
Booking Holdings, Inc.*	392	920,592
Caesars Entertainment, Inc.*	2,043	158,047
Carnival Corp.*	7,729	156,280
Chipotle Mexican Grill, Inc.*	269	425,566
Compass Group plc	19,689	424,319
Crown Resorts Ltd.*	4,110	39,064
Darden Restaurants, Inc.	1,220	162,199
Domino’s Pizza Enterprises Ltd.	669	43,588
Domino’s Pizza, Inc.	348	141,640
Entain plc*	6,462	138,600
Evolution AB(m)	1,899	193,802
Expedia Group, Inc.*	1,436	280,982
Flutter Entertainment plc*	1,877	215,303
Galaxy Entertainment Group Ltd.	23,994	142,603
Genting Singapore Ltd.	66,727	39,970
Hilton Worldwide Holdings, Inc.*	2,663	404,084
InterContinental Hotels Group plc	2,022	136,924
La Francaise des Jeux SAEM(m)	1,054	41,778
Las Vegas Sands Corp.*	3,285	127,688
Marriott International, Inc., Class A*	2,614	459,411
McDonald’s Corp.	7,140	1,765,579
McDonald’s Holdings Co. Japan Ltd.	880	36,653
Melco Resorts & Entertainment Ltd. (ADR)*	1,908	14,577
MGM Resorts International	3,599	150,942
Norwegian Cruise Line Holdings Ltd.(x)*	3,984	87,170
Oriental Land Co. Ltd.(x)	2,237	427,091
Penn National Gaming, Inc.*	1,587	67,321
Royal Caribbean Cruises Ltd.(x)*	2,143	179,541
Sands China Ltd.*	26,793	64,305
Sodexo SA	977	79,316
Starbucks Corp.	10,992	999,942
Tabcorp Holdings Ltd.	24,518	97,226
Whitbread plc*	2,229	82,948
Wynn Resorts Ltd.*	1,006	80,218
Yum! Brands, Inc.	2,762	327,380

		9,353,122

Household Durables (0.4%)
Barratt Developments plc	11,249	76,749
Berkeley Group Holdings plc*	1,240	60,356
DR Horton, Inc.	3,081	229,565
Electrolux AB, Class B(x)	2,489	37,660
Garmin Ltd.	1,452	172,222
Iida Group Holdings Co. Ltd.	1,624	28,111
Lennar Corp., Class A	2,498	202,763
Mohawk Industries, Inc.*	524	65,081
Newell Brands, Inc.	3,618	77,461
NVR, Inc.*	31	138,485
Open House Group Co. Ltd.	904	40,003
Panasonic Holdings Corp.	24,373	236,031
Persimmon plc	3,521	99,033
PulteGroup, Inc.	2,376	99,554
Rinnai Corp.	414	30,996
SEB SA	306	42,684
Sekisui Chemical Co. Ltd.	4,162	59,610
Sekisui House Ltd.	6,800	131,849
Sharp Corp.(x)	2,363	22,129
Sony Group Corp.	13,972	1,442,064
Taylor Wimpey plc	40,244	68,672
Whirlpool Corp.	564	97,448

		3,458,526

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	4,182	13,633,111
Delivery Hero SE(m)*	1,788	78,759
eBay, Inc.	5,982	342,529
Etsy, Inc.*	1,211	150,503
Fiverr International Ltd.*	330	25,103
Just Eat Takeaway.com NV(m)*	1,990	66,796
Mercari, Inc.*	1,137	29,485
Prosus NV*	10,382	549,596
Rakuten Group, Inc.	9,581	75,531
Zalando SE(m)*	437	22,238
Zalando SE (Bulgaria Stock Exchange)(m)*	2,016	102,334
ZOZO, Inc.	1,375	36,529

		15,112,514

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	2,205	167,039
Hasbro, Inc.	1,239	101,499
Shimano, Inc.	819	187,334
Yamaha Corp.(x)	1,480	64,540

		520,412

Multiline Retail (0.3%)
Dollar General Corp.	2,214	492,903
Dollar Tree, Inc.*	2,150	344,322
Next plc	1,467	115,681
Pan Pacific International Holdings Corp.	4,549	72,960
Ryohin Keikaku Co. Ltd.	2,788	32,515
Target Corp.	4,578	971,543
Wesfarmers Ltd.	12,513	470,170

		2,500,094

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	596	123,348
AutoZone, Inc.*	197	402,782
Bath & Body Works, Inc.	2,463	117,731
Best Buy Co., Inc.	2,069	188,072
CarMax, Inc.*	1,545	149,062
Chow Tai Fook Jewellery Group Ltd.*	22,000	39,846
Fast Retailing Co. Ltd.	654	335,977
H & M Hennes & Mauritz AB, Class B	8,060	107,639
Hikari Tsushin, Inc.	246	28,020
Home Depot, Inc. (The)	9,978	2,986,715
Industria de Diseno Textil SA	12,038	261,933
JD Sports Fashion plc	28,463	55,119
Kingfisher plc	22,022	73,495
Lowe’s Cos., Inc.	6,438	1,301,699
Nitori Holdings Co. Ltd.	884	111,014
O’Reilly Automotive, Inc.*	644	441,114
Ross Stores, Inc.	3,376	305,393
TJX Cos., Inc. (The)	11,399	690,552
Tractor Supply Co.	1,088	253,907
Ulta Beauty, Inc.*	517	205,880
USS Co. Ltd.	2,419	40,687

		8,219,985

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	2,124	495,989
Burberry Group plc	4,468	97,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Financiere Richemont SA (Registered)	5,800	$735,721
EssilorLuxottica SA	3,198	583,779
Hermes International	354	502,107
Kering SA	836	528,100
LVMH Moet Hennessy Louis Vuitton SE	3,076	2,190,326
Moncler SpA	2,265	126,137
NIKE, Inc., Class B	12,196	1,641,094
Pandora A/S	1,104	104,449
Puma SE	1,165	99,439
PVH Corp.	669	51,252
Ralph Lauren Corp.	442	50,141
Swatch Group AG (The)	320	90,931
Swatch Group AG (The) (Registered)	613	33,284
Tapestry, Inc.	2,523	93,730
Under Armour, Inc., Class A*	1,803	30,687
Under Armour, Inc., Class C*	2,055	31,976
VF Corp.	3,084	175,356

		7,662,066

Total Consumer Discretionary		64,360,275

Consumer Staples (4.6%)
Beverages (1.0%)
Anheuser-Busch InBev SA/NV(x)	9,623	577,181
Asahi Group Holdings Ltd.	5,036	182,825
Brown-Forman Corp., Class B	1,746	117,017
Budweiser Brewing Co. APAC Ltd.(m)	19,000	50,425
Carlsberg A/S, Class B	1,143	139,554
Coca-Cola Co. (The)	37,148	2,303,176
Coca-Cola Europacific Partners plc	2,264	110,053
Coca-Cola HBC AG*	2,215	46,192
Constellation Brands, Inc., Class A	1,570	361,602
Davide Campari-Milano NV	5,768	67,093
Diageo plc	25,865	1,307,300
Heineken Holding NV	1,272	99,555
Heineken NV(x)	2,912	277,627
Ito En Ltd.	591	28,998
Kirin Holdings Co. Ltd.	9,078	135,768
Molson Coors Beverage Co., Class B	1,800	96,084
Monster Beverage Corp.*	3,590	286,841
PepsiCo, Inc.	13,220	2,212,764
Pernod Ricard SA	2,336	512,336
Remy Cointreau SA	254	52,333
Suntory Beverage & Food Ltd.	1,534	58,494
Treasury Wine Estates Ltd.(x)	7,966	68,235

		9,091,453

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	7,217	153,966
Carrefour SA	6,702	145,391
Coles Group Ltd.	14,721	196,212
Cosmos Pharmaceutical Corp.	250	30,367
Costco Wholesale Corp.	4,237	2,439,876
Endeavour Group Ltd.	13,829	75,238
Etablissements Franz Colruyt NV	664	27,534
HelloFresh SE*	1,823	82,376
J Sainsbury plc	19,299	63,904
Jeronimo Martins SGPS SA	3,125	74,865
Kesko OYJ, Class B	3,014	83,189
Kobe Bussan Co. Ltd.	1,509	46,354
Koninklijke Ahold Delhaize NV	11,540	370,968
Kroger Co. (The)	6,393	366,766
Lawson, Inc.	535	20,447
Ocado Group plc*	5,385	82,314
Seven & i Holdings Co. Ltd.	8,315	395,629
Sysco Corp.	4,849	395,921
Tesco plc	83,982	303,624
Tsuruha Holdings, Inc.	445	28,262
Walgreens Boots Alliance, Inc.	6,847	306,540
Walmart, Inc.	13,518	2,013,101
Welcia Holdings Co. Ltd.	1,041	25,613
Woolworths Group Ltd.	13,427	372,937

		8,101,394

Food Products (1.1%)
Ajinomoto Co., Inc.(x)	5,151	146,273
Archer-Daniels-Midland Co.	5,347	482,620
Associated British Foods plc	3,931	85,371
Barry Callebaut AG (Registered)	40	93,666
Campbell Soup Co.	1,932	86,109
Chocoladefabriken Lindt & Spruengli AG	12	142,306
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	241,588
Conagra Brands, Inc.	4,584	153,885
Danone SA	7,293	401,756
General Mills, Inc.	5,764	390,338
Hershey Co. (The)	1,389	300,899
Hormel Foods Corp.	2,696	138,952
J M Smucker Co. (The)	1,035	140,149
JDE Peet’s NV(x)	1,112	31,813
Kellogg Co.	2,445	157,678
Kerry Group plc (London Stock Exchange), Class A	1,404	156,818
Kerry Group plc (Turquoise Stock Exchange), Class A	353	39,442
Kikkoman Corp.	1,605	106,301
Kraft Heinz Co. (The)	6,784	267,222
Lamb Weston Holdings, Inc.	1,388	83,155
McCormick & Co., Inc. (Non-Voting)	2,386	238,123
Meiji Holdings Co. Ltd.(x)	1,348	73,106
Mondelez International, Inc., Class A	13,266	832,839
Mowi ASA	4,850	130,747
Nestle SA (Registered)	31,187	4,048,722
Nisshin Seifun Group, Inc.	2,183	30,476
Nissin Foods Holdings Co. Ltd.	704	49,437
Orkla ASA	8,289	73,717
Toyo Suisan Kaisha Ltd.	1,037	37,083
Tyson Foods, Inc., Class A	2,795	250,516
WH Group Ltd.(m)	92,015	57,887
Wilmar International Ltd.	21,161	73,376
Yakult Honsha Co. Ltd.	1,416	75,579

		9,617,949

Household Products (0.7%)
Church & Dwight Co., Inc.	2,312	229,766
Clorox Co. (The)	1,176	163,499
Colgate-Palmolive Co.	8,054	610,735
Essity AB, Class B(x)	6,716	158,239
Henkel AG & Co. KGaA	1,147	76,027
Henkel AG & Co. KGaA (Preference)(q)	1,966	131,667
Kimberly-Clark Corp.	3,218	396,329
Lion Corp.	2,475	27,590
Procter & Gamble Co. (The)	22,906	3,500,037
Reckitt Benckiser Group plc	7,944	607,216
Unicharm Corp.	4,453	158,361

		6,059,466

Personal Products (0.4%)
Beiersdorf AG	1,113	116,955
Estee Lauder Cos., Inc. (The), Class A	2,221	604,823
Kao Corp.	5,242	215,193
Kobayashi Pharmaceutical Co. Ltd.	589	47,219
Kose Corp.	368	38,489
L’Oreal SA	2,784	1,114,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pola Orbis Holdings, Inc.	771	$10,032
Shiseido Co. Ltd.	4,414	223,706
Unilever plc (Cboe Europe)	13,364	604,914
Unilever plc (London Stock Exchange)	15,088	683,030

		3,658,701

Tobacco (0.5%)
Altria Group, Inc.	17,422	910,300
British American Tobacco plc	24,175	1,011,153
Imperial Brands plc	10,444	219,909
Japan Tobacco, Inc.	13,243	226,696
Philip Morris International, Inc.	14,810	1,391,251
Swedish Match AB	17,437	131,162

		3,890,471

Total Consumer Staples		40,419,434

Energy (2.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	8,654	315,092
Halliburton Co.	8,586	325,152
Schlumberger NV	13,410	553,967
Tenaris SA	5,211	78,537

		1,272,748

Oil, Gas & Consumable Fuels (2.3%)
Aker BP ASA(x)	1,391	51,830
Ampol Ltd.	2,629	59,743
APA Corp.	3,471	143,456
BP plc	218,753	1,069,053
Chevron Corp.	18,420	2,999,329
ConocoPhillips	12,444	1,244,400
Coterra Energy, Inc.	7,774	209,665
Devon Energy Corp.	6,016	355,726
Diamondback Energy, Inc.	1,627	223,029
ENEOS Holdings, Inc.	33,867	127,290
Eni SpA	27,854	408,370
EOG Resources, Inc.	5,591	666,615
Equinor ASA	10,785	404,687
Exxon Mobil Corp.	40,455	3,341,178
Galp Energia SGPS SA	5,532	70,007
Hess Corp.	2,634	281,943
Idemitsu Kosan Co. Ltd.(x)	2,301	63,482
Inpex Corp.	11,297	134,146
Kinder Morgan, Inc.	18,634	352,369
Lundin Energy AB(x)	2,208	93,607
Marathon Oil Corp.	7,439	186,793
Marathon Petroleum Corp.	5,533	473,072
Neste OYJ	4,669	212,705
Occidental Petroleum Corp.	8,479	481,099
OMV AG	1,625	77,486
ONEOK, Inc.	4,261	300,954
Phillips 66	4,471	386,250
Pioneer Natural Resources Co.	2,170	542,565
Repsol SA	16,013	210,556
Santos Ltd.	35,509	204,184
Shell plc	85,299	2,340,926
TotalEnergies SE	27,790	1,410,030
Valero Energy Corp.	3,907	396,717
Washington H Soul Pattinson & Co. Ltd.	2,389	50,732
Williams Cos., Inc. (The)	11,610	387,890
Woodside Petroleum Ltd.	10,634	253,720

		20,215,604

Total Energy		21,488,352

Financials (8.1%)
Banks (3.3%)
ABN AMRO Bank NV (CVA)(m)(x)	4,668	59,718
Australia & New Zealand Banking Group Ltd.	31,154	638,418
Banco Bilbao Vizcaya Argentaria SA(x)	73,588	420,759
Banco Santander SA	191,375	649,329
Bank Hapoalim BM	12,537	123,608
Bank Leumi Le-Israel BM	16,034	172,126
Bank of America Corp.	67,927	2,799,951
Barclays plc	184,712	358,823
BNP Paribas SA	12,496	711,488
BOC Hong Kong Holdings Ltd.	40,761	153,376
CaixaBank SA	48,927	164,903
Chiba Bank Ltd. (The)(x)	5,850	34,483
Citigroup, Inc.	18,962	1,012,571
Citizens Financial Group, Inc.	4,073	184,629
Comerica, Inc.	1,249	112,947
Commerzbank AG*	11,057	84,425
Commonwealth Bank of Australia	18,905	1,484,471
Concordia Financial Group Ltd.(x)	12,014	44,819
Credit Agricole SA	13,649	163,067
Danske Bank A/S	7,612	125,800
DBS Group Holdings Ltd.	20,131	529,251
DNB Bank ASA	10,266	232,426
Erste Group Bank AG	3,794	137,602
Fifth Third Bancorp	6,534	281,223
FinecoBank Banca Fineco SpA	6,731	102,229
First Republic Bank	1,713	277,677
Hang Seng Bank Ltd.(x)	8,436	162,270
HSBC Holdings plc	225,428	1,544,644
Huntington Bancshares, Inc.	13,738	200,850
ING Groep NV	43,085	450,272
Intesa Sanpaolo SpA	182,273	416,623
Israel Discount Bank Ltd., Class A	12,846	79,818
Japan Post Bank Co. Ltd.(x)	4,469	35,993
JPMorgan Chase & Co.	28,240	3,849,677
KBC Group NV	2,759	198,426
KeyCorp	8,876	198,645
Lloyds Banking Group plc	783,338	479,558
M&T Bank Corp.	1,230	208,485
Mediobanca Banca di Credito Finanziario SpA	6,854	69,445
Mitsubishi UFJ Financial Group, Inc.	132,433	822,035
Mizrahi Tefahot Bank Ltd.	1,551	60,334
Mizuho Financial Group, Inc.(x)	26,622	340,760
National Australia Bank Ltd.	36,103	867,265
NatWest Group plc	61,900	174,175
Nordea Bank Abp (Aquis Stock Exchange)	403	4,155
Nordea Bank Abp (Turquoise Stock Exchange)	34,892	359,308
Oversea-Chinese Banking Corp. Ltd.	37,320	339,203
People’s United Financial, Inc.	4,089	81,739
PNC Financial Services Group, Inc. (The)	4,013	740,198
Raiffeisen Bank International AG	1,633	23,084
Regions Financial Corp.	9,001	200,362
Resona Holdings, Inc.(x)	22,739	97,374
Shizuoka Bank Ltd. (The)(x)	4,926	34,788
Signature Bank	599	175,801
Skandinaviska Enskilda Banken AB, Class A	17,961	194,483
Societe Generale SA	8,947	239,348
Standard Chartered plc	28,315	187,767
Sumitomo Mitsui Financial Group, Inc.	14,409	459,852
Sumitomo Mitsui Trust Holdings, Inc.	3,727	121,759
SVB Financial Group*	561	313,851
Svenska Handelsbanken AB, Class A	16,097	148,143
Swedbank AB, Class A(x)	9,994	149,149

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Truist Financial Corp.	12,756	$723,265
UniCredit SpA	23,150	249,950
United Overseas Bank Ltd.	12,958	303,943
US Bancorp	12,904	685,848
Wells Fargo & Co.	37,131	1,799,368
Westpac Banking Corp.	40,487	729,087
Zions Bancorp NA	1,449	94,996

		29,676,215

Capital Markets (1.8%)
3i Group plc	10,740	194,275
abrdn plc	24,067	67,360
Ameriprise Financial, Inc.	1,060	318,382
Amundi SA(m)	672	45,853
ASX Ltd.	2,137	129,716
Bank of New York Mellon Corp. (The)	7,069	350,834
BlackRock, Inc.	1,362	1,040,800
Cboe Global Markets, Inc.	1,019	116,594
Charles Schwab Corp. (The)	14,366	1,211,197
CME Group, Inc.	3,434	816,811
Credit Suisse Group AG (Registered)	29,254	230,817
Daiwa Securities Group, Inc.(x)	15,941	90,262
Deutsche Bank AG (Registered)*	22,809	291,250
Deutsche Boerse AG	2,127	382,092
EQT AB	3,265	127,859
Euronext NV(m)	946	85,901
FactSet Research Systems, Inc.	361	156,728
Franklin Resources, Inc.	2,687	75,021
Futu Holdings Ltd. (ADR)(x)*	594	19,341
Goldman Sachs Group, Inc. (The)	3,209	1,059,291
Hargreaves Lansdown plc	3,926	51,726
Hong Kong Exchanges & Clearing Ltd.	13,387	630,889
Intercontinental Exchange, Inc.	5,369	709,352
Invesco Ltd.	3,261	75,199
Japan Exchange Group, Inc.	5,623	104,772
Julius Baer Group Ltd.	2,441	141,594
London Stock Exchange Group plc	3,691	385,620
Macquarie Group Ltd.	3,755	564,859
MarketAxess Holdings, Inc.	363	123,493
Moody’s Corp.	1,545	521,298
Morgan Stanley	13,546	1,183,920
MSCI, Inc.	777	390,738
Nasdaq, Inc.	1,119	199,406
Nomura Holdings, Inc.	33,902	142,066
Northern Trust Corp.	1,985	231,153
Partners Group Holding AG	255	316,804
Raymond James Financial, Inc.	1,785	196,189
S&P Global, Inc.	3,385	1,388,459
SBI Holdings, Inc.(x)	2,700	68,234
Schroders plc	1,372	57,817
Singapore Exchange Ltd.	8,826	64,723
St James’s Place plc	5,957	112,316
State Street Corp.	3,497	304,659
T. Rowe Price Group, Inc.	2,190	331,106
UBS Group AG (Registered)	38,817	758,368

		15,865,144

Consumer Finance (0.2%)
American Express Co.	5,877	1,098,999
Capital One Financial Corp.	3,955	519,252
Discover Financial Services	2,752	303,243
Synchrony Financial	4,981	173,388

		2,094,882

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	17,500	6,175,925
Eurazeo SE	437	36,726
EXOR NV	1,197	91,298
Groupe Bruxelles Lambert SA	1,247	129,320
Industrivarden AB, Class A	1,473	41,865
Industrivarden AB, Class C	1,762	49,170
Investor AB, Class A(x)	5,503	127,849
Investor AB, Class B	20,107	436,644
Kinnevik AB, Class B(x)*	2,672	69,541
L E Lundbergforetagen AB, Class B	862	43,788
M&G plc	28,693	83,111
Mitsubishi HC Capital, Inc.	7,285	33,907
ORIX Corp.	13,480	269,047
Sofina SA	171	62,013
Tokyo Century Corp.	460	16,879
Wendel SE	296	30,117

		7,697,200

Insurance (1.9%)
Admiral Group plc	2,130	71,353
Aegon NV	19,724	104,093
Aflac, Inc.	5,733	369,148
Ageas SA/NV	1,897	95,468
AIA Group Ltd.	134,006	1,402,967
Allianz SE (Registered)	4,526	1,080,784
Allstate Corp. (The)	2,681	371,345
American International Group, Inc.	7,934	498,017
Aon plc, Class A	2,053	668,518
Arthur J Gallagher & Co.	1,992	347,803
Assicurazioni Generali SpA(x)	12,214	279,476
Assurant, Inc.	544	98,916
Aviva plc	41,990	247,864
AXA SA	21,568	629,870
Baloise Holding AG (Registered)	512	91,236
Brown & Brown, Inc.	2,241	161,957
Chubb Ltd.	4,116	880,412
Cincinnati Financial Corp.	1,432	194,695
CNP Assurances	1,894	45,666
Dai-ichi Life Holdings, Inc.	11,094	225,696
Everest Re Group Ltd.	376	113,319
Gjensidige Forsikring ASA(x)	2,207	54,752
Globe Life, Inc.	888	89,333
Hannover Rueck SE	666	113,430
Hartford Financial Services Group, Inc. (The)	3,200	229,792
Insurance Australia Group Ltd.	27,205	88,593
Japan Post Holdings Co. Ltd.	27,029	198,539
Japan Post Insurance Co. Ltd.(x)	2,205	38,572
Legal & General Group plc	65,885	233,620
Lincoln National Corp.	1,592	104,053
Loews Corp.	1,874	121,473
Marsh & McLennan Cos., Inc.	4,825	822,277
Medibank Pvt Ltd.	30,393	69,594
MetLife, Inc.	6,705	471,227
MS&AD Insurance Group Holdings, Inc.	4,913	159,625
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	1,566	419,479
NN Group NV	2,982	150,295
Phoenix Group Holdings plc	7,169	57,480
Poste Italiane SpA(m)	5,765	65,399
Principal Financial Group, Inc.	2,321	170,385
Progressive Corp. (The)	5,584	636,520
Prudential Financial, Inc.	3,612	426,830
Prudential plc	30,426	449,446
QBE Insurance Group Ltd.	16,280	138,749
Sampo OYJ, Class A(x)	5,504	268,661
Sompo Holdings, Inc.	3,502	154,043
Suncorp Group Ltd.	13,542	111,977
Swiss Life Holding AG (Registered)	357	227,868
Swiss Re AG	3,380	321,635
T&D Holdings, Inc.	5,599	75,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tokio Marine Holdings, Inc.(x)	7,013	$407,891
Travelers Cos., Inc. (The)	2,305	421,193
Tryg A/S	3,973	96,324
W R Berkley Corp.	1,977	131,648
Willis Towers Watson plc	1,166	275,433
Zurich Insurance Group AG	1,673	824,837

		16,605,536

Total Financials		71,938,977

Health Care (8.3%)
Biotechnology (1.0%)
AbbVie, Inc.	16,893	2,738,524
Amgen, Inc.	5,382	1,301,475
Argenx SE*	525	166,452
Biogen, Inc.*	1,404	295,682
CSL Ltd.	5,305	1,053,557
Genmab A/S*	741	268,436
Gilead Sciences, Inc.	11,986	712,568
Grifols SA	3,292	59,551
Incyte Corp.*	1,798	142,797
Moderna, Inc.*	3,371	580,688
Regeneron Pharmaceuticals, Inc.*	1,020	712,388
Vertex Pharmaceuticals, Inc.*	2,433	634,940

		8,667,058

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	16,897	1,999,929
ABIOMED, Inc.*	435	144,089
Alcon, Inc.	5,583	441,019
Align Technology, Inc.*	701	305,636
Ambu A/S, Class B(x)	1,848	27,139
Asahi Intecc Co. Ltd.	2,392	46,803
Baxter International, Inc.	4,784	370,951
Becton Dickinson and Co.	2,721	723,786
BioMerieux	457	48,710
Boston Scientific Corp.*	13,617	603,097
Carl Zeiss Meditec AG	445	72,156
Cochlear Ltd.	726	120,951
Coloplast A/S, Class B	1,347	204,006
Cooper Cos., Inc. (The)	471	196,685
Demant A/S*	1,192	53,922
Dentsply Sirona, Inc.	2,089	102,821
Dexcom, Inc.*	926	473,742
DiaSorin SpA	284	44,469
Edwards Lifesciences Corp.*	5,966	702,317
Fisher & Paykel Healthcare Corp. Ltd.	6,363	106,920
Getinge AB, Class B	2,524	100,468
GN Store Nord A/S	1,372	66,955
Hologic, Inc.*	2,389	183,523
Hoya Corp.	4,120	470,140
IDEXX Laboratories, Inc.*	810	443,119
Inmode Ltd.*	557	20,559
Intuitive Surgical, Inc.*	3,418	1,031,142
Koninklijke Philips NV	10,124	309,723
Medtronic plc	12,848	1,425,486
Olympus Corp.(x)	12,188	231,552
ResMed, Inc.	1,397	338,786
Sartorius AG (Preference)(q)	290	128,792
Siemens Healthineers AG(m)	3,112	192,971
Smith & Nephew plc	9,703	154,662
Sonova Holding AG (Registered)	605	252,346
STERIS plc	957	231,374
Straumann Holding AG (Registered)	115	184,016
Stryker Corp.	3,208	857,659
Sysmex Corp.	1,850	134,337
Teleflex, Inc.	448	158,964
Terumo Corp.	7,125	215,786
Zimmer Biomet Holdings, Inc.	1,974	252,475

		14,173,983

Health Care Providers & Services (1.3%)
AmerisourceBergen Corp.	1,439	222,628
Amplifon SpA	1,374	61,352
Anthem, Inc.	2,319	1,139,139
Cardinal Health, Inc.	2,647	150,085
Centene Corp.*	5,576	469,443
Cigna Corp.	3,086	739,436
CVS Health Corp.	12,542	1,269,376
DaVita, Inc.*	589	66,622
Fresenius Medical Care AG & Co. KGaA	2,263	151,763
Fresenius SE & Co. KGaA	4,622	170,072
HCA Healthcare, Inc.	2,288	573,419
Henry Schein, Inc.*	1,325	115,527
Humana, Inc.	1,228	534,389
Laboratory Corp. of America Holdings*	890	234,657
McKesson Corp.	1,431	438,072
Medipal Holdings Corp.(x)	2,023	33,338
Molina Healthcare, Inc.*	558	186,143
NMC Health plc(r)*	907	—
Orpea SA	571	24,642
Quest Diagnostics, Inc.	1,137	155,610
Ramsay Health Care Ltd.	2,021	97,878
Ryman Healthcare Ltd.(x)	4,690	30,396
Sonic Healthcare Ltd.	5,014	132,029
UnitedHealth Group, Inc.	9,000	4,589,730
Universal Health Services, Inc., Class B	699	101,320

		11,687,066

Health Care Technology (0.1%)
Cerner Corp.	2,811	262,997
M3, Inc.	4,869	176,217

		439,214

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	2,870	379,787
Bachem Holding AG (Registered), Class B	69	37,864
Bio-Rad Laboratories, Inc., Class A*	206	116,025
Bio-Techne Corp.	375	162,390
Charles River Laboratories International, Inc.*	482	136,874
Danaher Corp.	6,081	1,783,740
Eurofins Scientific SE	1,527	151,376
Illumina, Inc.*	1,494	522,004
IQVIA Holdings, Inc.*	1,825	421,958
Lonza Group AG (Registered)	830	601,321
Mettler-Toledo International, Inc.*	220	302,102
PerkinElmer, Inc.	1,206	210,399
QIAGEN NV*	2,521	123,745
Sartorius Stedim Biotech	306	125,413
Thermo Fisher Scientific, Inc.	3,765	2,223,797
Waters Corp.*	583	180,957
West Pharmaceutical Services, Inc.	708	290,783

		7,770,535

Pharmaceuticals (3.4%)
Astellas Pharma, Inc.	20,547	322,101
AstraZeneca plc	17,163	2,276,006
Bayer AG (Registered)	10,931	747,869
Bristol-Myers Squibb Co.	20,829	1,521,142
Catalent, Inc.*	1,711	189,750
Chugai Pharmaceutical Co. Ltd.	7,412	247,882
Daiichi Sankyo Co. Ltd.	19,339	424,268
Eisai Co. Ltd.	2,618	121,326
Eli Lilly and Co.	7,587	2,172,689
GlaxoSmithKline plc	55,531	1,197,467

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hikma Pharmaceuticals plc	1,915	$51,522
Ipsen SA	416	51,966
Johnson & Johnson	25,156	4,458,398
Kyowa Kirin Co. Ltd.	2,979	69,114
Merck & Co., Inc.	24,137	1,980,441
Merck KGaA	1,454	304,510
Nippon Shinyaku Co. Ltd.	559	38,008
Novartis AG (Registered)	24,274	2,128,865
Novo Nordisk A/S, Class B	18,656	2,066,090
Ono Pharmaceutical Co. Ltd.	4,081	102,492
Organon & Co.	2,423	84,635
Orion OYJ, Class B	1,171	53,136
Otsuka Holdings Co. Ltd.	4,309	149,059
Pfizer, Inc.	53,635	2,776,684
Recordati Industria Chimica e Farmaceutica SpA	1,154	58,014
Roche Holding AG	7,784	3,078,380
Roche Holding AG CHF 1	354	154,776
Sanofi	12,599	1,284,900
Santen Pharmaceutical Co. Ltd.	3,976	39,802
Shionogi & Co. Ltd.	2,923	179,513
Sumitomo Pharma Co. Ltd.(x)	1,976	19,513
Taisho Pharmaceutical Holdings Co. Ltd.(x)	431	19,991
Takeda Pharmaceutical Co. Ltd.(x)	17,462	499,760
Teva Pharmaceutical Industries Ltd. (ADR)*	12,166	114,239
UCB SA	1,395	166,999
Viatris, Inc.	11,556	125,729
Vifor Pharma AG*	538	95,921
Zoetis, Inc.	4,521	852,615

		30,225,572

Total Health Care		72,963,428

Industrials (6.3%)
Aerospace & Defense (0.9%)
Airbus SE*	6,548	791,480
BAE Systems plc	34,896	328,946
Boeing Co. (The)*	5,237	1,002,886
Dassault Aviation SA	304	48,331
Elbit Systems Ltd.	293	64,142
General Dynamics Corp.	2,202	531,078
Howmet Aerospace, Inc.	3,627	130,354
Huntington Ingalls Industries, Inc.	383	76,386
L3Harris Technologies, Inc.	1,875	465,881
Lockheed Martin Corp.	2,316	1,022,282
MTU Aero Engines AG	590	137,084
Northrop Grumman Corp.	1,402	627,002
Raytheon Technologies Corp.	14,260	1,412,738
Rolls-Royce Holdings plc*	92,347	121,418
Safran SA	3,814	448,260
Singapore Technologies Engineering Ltd.	17,170	52,047
Textron, Inc.	2,106	156,644
Thales SA	1,177	148,626
TransDigm Group, Inc.*	503	327,725

		7,893,310

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,242	133,776
Deutsche Post AG (Registered)	11,043	530,269
DSV A/S	2,282	436,356
Expeditors International of Washington, Inc.	1,619	167,016
FedEx Corp.	2,329	538,907
InPost SA*	1,880	11,817
SG Holdings Co. Ltd.(x)	3,533	66,583
United Parcel Service, Inc., Class B	6,968	1,494,357
Yamato Holdings Co. Ltd.	3,216	60,205

		3,439,286

Airlines (0.1%)
Alaska Air Group, Inc.*	1,203	69,786
American Airlines Group, Inc.(x)*	6,189	112,949
ANA Holdings, Inc.(x)*	1,763	36,807
Delta Air Lines, Inc.*	6,116	242,010
Deutsche Lufthansa AG (Registered)(x)*	6,596	53,474
Japan Airlines Co. Ltd.(x)*	1,411	26,262
Qantas Airways Ltd.*	10,199	39,184
Singapore Airlines Ltd.*	14,766	59,602
Southwest Airlines Co.*	5,660	259,228
United Airlines Holdings, Inc.(x)*	3,094	143,438

		1,042,740

Building Products (0.4%)
A O Smith Corp.	1,256	80,246
AGC, Inc.	2,133	85,249
Allegion plc	857	94,081
Assa Abloy AB, Class B	11,061	298,243
Carrier Global Corp.	8,175	374,987
Cie de Saint-Gobain	5,584	332,304
Daikin Industries Ltd.	2,779	505,986
Fortune Brands Home & Security, Inc.	1,297	96,341
Geberit AG (Registered)	404	248,706
Johnson Controls International plc	6,714	440,237
Kingspan Group plc	1,700	165,226
Lixil Corp.(x)	2,939	54,692
Masco Corp.	2,293	116,943
Nibe Industrier AB, Class B	15,741	173,481
ROCKWOOL International A/S, Class B	98	32,369
TOTO Ltd.	1,562	62,743
Trane Technologies plc	2,232	340,826
Xinyi Glass Holdings Ltd.	20,000	48,046

		3,550,706

Commercial Services & Supplies (0.2%)
Brambles Ltd.	15,198	112,071
Cintas Corp.	843	358,604
Copart, Inc.*	2,040	255,959
Dai Nippon Printing Co. Ltd.(x)	2,450	57,544
Rentokil Initial plc	20,520	141,334
Republic Services, Inc.	1,996	264,470
Rollins, Inc.	2,163	75,813
Secom Co. Ltd.(x)	2,317	167,882
Securitas AB, Class B	3,455	38,927
Sohgo Security Services Co. Ltd.	740	24,165
Toppan, Inc.	2,894	51,127
Waste Management, Inc.	3,677	582,804

		2,130,700

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	2,546	68,438
Bouygues SA	2,523	87,954
Eiffage SA	919	94,195
Ferrovial SA	5,358	141,847
Kajima Corp.	4,959	60,393
Obayashi Corp.	7,166	52,692
Quanta Services, Inc.	1,362	179,253
Shimizu Corp.(x)	6,091	36,607
Skanska AB, Class B(x)	3,754	83,983
Taisei Corp.(x)	2,106	60,881
Vinci SA	5,985	611,892

		1,478,135

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	18,127	586,473
AMETEK, Inc.	2,210	294,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Eaton Corp. plc	3,809	$578,054
Emerson Electric Co.	5,676	556,532
Fuji Electric Co. Ltd.	1,400	69,824
Generac Holdings, Inc.*	603	179,248
Legrand SA	3,007	285,866
Mitsubishi Electric Corp.(x)	20,142	231,830
Nidec Corp.	4,996	395,812
Prysmian SpA	2,811	95,752
Rockwell Automation, Inc.	1,110	310,833
Schneider Electric SE	6,000	1,001,739
Siemens Energy AG	4,410	100,763
Siemens Gamesa Renewable Energy SA*	2,631	46,187
Vestas Wind Systems A/S	11,145	329,058

		5,062,299

Industrial Conglomerates (0.7%)
3M Co.	5,457	812,438
CK Hutchison Holdings Ltd.	29,639	217,303
DCC plc	1,088	84,325
General Electric Co.	10,505	961,207
Hitachi Ltd.	10,791	540,721
Honeywell International, Inc.	6,553	1,275,083
Investment AB Latour, Class B	1,634	51,906
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	70,577
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,093	59,949
Keppel Corp. Ltd.	15,985	75,476
Lifco AB, Class B	2,572	65,271
Melrose Industries plc	48,255	78,110
Roper Technologies, Inc.	1,008	476,008
Siemens AG (Registered)	8,480	1,175,008
Smiths Group plc	4,374	82,913
Toshiba Corp.(x)	4,317	163,812

		6,190,107

Machinery (1.2%)
Alfa Laval AB	3,472	119,398
Alstom SA(x)	3,501	81,612
Atlas Copco AB, Class A	7,411	384,620
Atlas Copco AB, Class B	4,306	195,278
Caterpillar, Inc.	5,169	1,151,757
CNH Industrial NV	11,293	178,814
Cummins, Inc.	1,361	279,155
Daifuku Co. Ltd.(x)	1,118	79,867
Daimler Truck Holding AG*	4,541	126,154
Deere & Co.	2,680	1,113,433
Dover Corp.	1,376	215,894
Epiroc AB, Class A	7,273	155,632
Epiroc AB, Class B	4,303	77,456
FANUC Corp.	2,146	377,392
Fortive Corp.	3,426	208,746
GEA Group AG	1,693	69,949
Hino Motors Ltd.(x)	3,170	18,547
Hitachi Construction Machinery Co. Ltd.(x)	1,187	30,759
Hoshizaki Corp.	600	41,153
Husqvarna AB, Class B(x)	4,617	48,123
IDEX Corp.	727	139,388
Illinois Tool Works, Inc.	2,729	571,453
Ingersoll Rand, Inc.	3,895	196,113
KION Group AG	797	53,002
Knorr-Bremse AG	801	61,539
Komatsu Ltd.	9,663	231,870
Kone OYJ, Class B	3,751	196,460
Kornit Digital Ltd.*	511	42,255
Kubota Corp.	11,337	212,546
Kurita Water Industries Ltd.	1,090	40,232
Makita Corp.(x)	2,472	79,175
Minebea Mitsumi, Inc.(x)	4,006	87,266
MISUMI Group, Inc.	3,137	93,337
Mitsubishi Heavy Industries Ltd.(x)	3,537	116,484
Miura Co. Ltd.(x)	967	23,849
NGK Insulators Ltd.(x)	2,513	35,878
Nordson Corp.	517	117,400
Otis Worldwide Corp.	4,061	312,494
PACCAR, Inc.	3,319	292,304
Parker-Hannifin Corp.	1,228	348,457
Pentair plc	1,581	85,706
Rational AG	59	40,939
Sandvik AB	12,459	264,510
Schindler Holding AG	450	95,941
Schindler Holding AG (Registered)	222	47,071
SKF AB, Class B(x)	4,218	68,563
SMC Corp.	641	358,007
Snap-on, Inc.	511	105,000
Spirax-Sarco Engineering plc	814	133,392
Stanley Black & Decker, Inc.	1,558	217,793
Techtronic Industries Co. Ltd.	15,106	243,354
Toyota Industries Corp.	1,618	111,367
VAT Group AG(m)	313	119,347
Volvo AB, Class A	2,209	42,223
Volvo AB, Class B	15,777	294,265
Wartsila OYJ Abp	5,224	47,713
Westinghouse Air Brake Technologies Corp.	1,785	171,663
Xylem, Inc.	1,723	146,903
Yaskawa Electric Corp.	2,649	103,460

		10,902,458

Marine (0.1%)
AP Moller - Maersk A/S, Class A	35	103,430
AP Moller - Maersk A/S, Class B	66	198,934
Kuehne + Nagel International AG (Registered)	620	175,674
Mitsui OSK Lines Ltd.(x)	3,810	105,768
Nippon Yusen KK	1,783	155,821
SITC International Holdings Co. Ltd.	14,800	52,244

		791,871

Professional Services (0.5%)
Adecco Group AG (Registered)	1,818	82,284
Benefit One, Inc.(x)	891	18,655
Bureau Veritas SA	3,245	92,688
Equifax, Inc.	1,166	276,459
Experian plc	10,175	392,399
Intertek Group plc	1,781	121,625
Jacobs Engineering Group, Inc.	1,235	170,195
Leidos Holdings, Inc.	1,341	144,855
Nielsen Holdings plc	3,429	93,406
Nihon M&A Center Holdings, Inc.	3,342	46,442
Persol Holdings Co. Ltd.	1,959	43,912
Randstad NV(x)	1,320	79,230
Recruit Holdings Co. Ltd.	15,094	660,774
RELX plc (London Stock Exchange)	12,858	400,503
RELX plc (Turquoise Stock Exchange)	8,483	264,087
Robert Half International, Inc.	1,046	119,432
SGS SA (Registered)	67	186,167
Teleperformance	664	253,197
Verisk Analytics, Inc.	1,540	330,530
Wolters Kluwer NV	2,902	308,917

		4,085,757

Road & Rail (0.5%)
Aurizon Holdings Ltd.	20,314	55,780
Central Japan Railway Co.(x)	1,631	212,581
CSX Corp.	21,194	793,715
East Japan Railway Co.	3,337	193,680
Grab Holdings Ltd., Class A(x)*	12,025	42,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hankyu Hanshin Holdings, Inc.	2,525	$73,036
JB Hunt Transport Services, Inc.	803	161,234
Keio Corp.(x)	1,135	44,311
Keisei Electric Railway Co. Ltd.	1,427	39,715
Kintetsu Group Holdings Co. Ltd.(x)	1,893	54,158
MTR Corp. Ltd.	17,024	91,875
Nippon Express Holdings, Inc.	848	58,289
Norfolk Southern Corp.	2,291	653,439
Odakyu Electric Railway Co. Ltd.(x)	3,253	54,016
Old Dominion Freight Line, Inc.	890	265,825
Tobu Railway Co. Ltd.	2,084	50,704
Tokyu Corp.	5,516	71,645
Union Pacific Corp.	6,086	1,662,756
West Japan Railway Co.	2,503	103,890

		4,682,737

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	1,492	75,018
Ashtead Group plc	4,938	311,282
Brenntag SE	1,705	137,865
Bunzl plc	3,722	144,712
Fastenal Co.	5,500	326,700
Ferguson plc	2,454	333,106
IMCD NV	629	106,947
ITOCHU Corp.(x)	13,118	444,989
Marubeni Corp.(x)	17,267	201,446
Mitsubishi Corp.(x)	13,937	525,120
Mitsui & Co. Ltd.(x)	17,219	469,041
MonotaRO Co. Ltd.	2,766	59,274
Reece Ltd.	3,208	45,257
Sumitomo Corp.(x)	12,429	215,524
Toyota Tsusho Corp.	2,344	96,448
United Rentals, Inc.*	692	245,805
WW Grainger, Inc.	414	213,537

		3,952,071

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	828	137,163
Aeroports de Paris*	328	49,122
Atlantia SpA*	5,468	113,711
Auckland International Airport Ltd.*	13,814	74,700
Getlink SE	4,855	87,435
Transurban Group	33,657	339,082

		801,213

Total Industrials		56,003,390

Information Technology (13.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,143	297,834
Cisco Systems, Inc.	40,302	2,247,240
F5, Inc.*	580	121,191
Juniper Networks, Inc.	3,107	115,456
Motorola Solutions, Inc.	1,614	390,911
Nokia OYJ*	59,504	327,563
Telefonaktiebolaget LM Ericsson, Class B(x)	32,212	294,739

		3,794,934

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	5,723	431,228
Azbil Corp.(x)	1,362	45,365
CDW Corp.	1,297	232,020
Corning, Inc.	7,138	263,464
Halma plc	4,190	136,769
Hamamatsu Photonics KK	1,548	82,387
Hexagon AB, Class B	21,340	299,394
Hirose Electric Co. Ltd.(x)	363	52,746
Ibiden Co. Ltd.	1,166	57,195
IPG Photonics Corp.*	341	37,428
Keyence Corp.	2,159	1,003,779
Keysight Technologies, Inc.*	1,749	276,290
Kyocera Corp.	3,542	199,091
Murata Manufacturing Co. Ltd.	6,417	424,200
Omron Corp.	2,049	136,612
Shimadzu Corp.	2,614	90,013
TDK Corp.	4,290	154,894
TE Connectivity Ltd.	3,111	407,479
Teledyne Technologies, Inc.*	446	210,793
Trimble, Inc.*	2,399	173,064
Venture Corp. Ltd.	3,000	38,700
Yokogawa Electric Corp.(x)	2,519	42,974
Zebra Technologies Corp., Class A*	507	209,746

		5,005,631

IT Services (2.1%)
Accenture plc, Class A	6,039	2,036,532
Adyen NV(m)*	222	438,577
Akamai Technologies, Inc.*	1,553	185,413
Amadeus IT Group SA*	4,972	323,856
Automatic Data Processing, Inc.	4,014	913,345
Bechtle AG	904	51,016
Broadridge Financial Solutions, Inc.	1,116	173,772
Capgemini SE	1,795	399,286
Cognizant Technology Solutions Corp., Class A	5,019	450,054
Computershare Ltd.	5,996	109,697
DXC Technology Co.*	2,336	76,224
Edenred	2,754	136,146
EPAM Systems, Inc.*	542	160,763
Fidelity National Information Services, Inc.	5,819	584,344
Fiserv, Inc.*	5,678	575,749
FleetCor Technologies, Inc.*	776	193,271
Fujitsu Ltd.	2,208	329,174
Gartner, Inc.*	786	233,803
Global Payments, Inc.	2,721	372,342
GMO Payment Gateway, Inc.	465	47,472
International Business Machines Corp.	8,570	1,114,271
Itochu Techno-Solutions Corp.	1,059	27,048
Jack Henry & Associates, Inc.	696	137,147
Mastercard, Inc., Class A	8,247	2,947,313
NEC Corp.	2,710	113,689
Nexi SpA(m)*	5,806	67,065
Nomura Research Institute Ltd.	3,707	121,238
NTT Data Corp.	6,965	136,609
Obic Co. Ltd.	770	115,375
Otsuka Corp.	1,258	44,672
Paychex, Inc.	3,068	418,690
PayPal Holdings, Inc.*	11,132	1,287,416
SCSK Corp.	1,724	29,544
TIS, Inc.	2,244	52,485
VeriSign, Inc.*	923	205,331
Visa, Inc., Class A	15,847	3,514,389
Wix.com Ltd.*	676	70,615
Worldline SA(m)*	2,631	114,062

		18,307,795

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	15,622	1,708,109
Advantest Corp.	2,203	172,796
Analog Devices, Inc.	5,020	829,204
Applied Materials, Inc.	8,485	1,118,323
ASM International NV	535	193,938
ASML Holding NV	4,580	3,054,858
Broadcom, Inc.	3,945	2,484,088
Disco Corp.	319	88,982
Enphase Energy, Inc.*	1,280	258,278
Infineon Technologies AG	14,412	492,363
Intel Corp.	38,911	1,928,429
KLA Corp.	1,440	527,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Lam Research Corp.	1,333	$716,634
Lasertec Corp.	833	140,046
Microchip Technology, Inc.	5,313	399,219
Micron Technology, Inc.	10,700	833,423
Monolithic Power Systems, Inc.	414	201,072
NVIDIA Corp.	23,889	6,518,353
NXP Semiconductors NV	2,541	470,288
Qorvo, Inc.*	1,036	128,568
QUALCOMM, Inc.	10,769	1,645,719
Renesas Electronics Corp.*	13,865	160,434
Rohm Co. Ltd.	966	75,079
Skyworks Solutions, Inc.	1,567	208,850
SolarEdge Technologies, Inc.*	502	161,830
STMicroelectronics NV	7,537	327,416
SUMCO Corp.	3,671	60,233
Teradyne, Inc.	1,558	184,202
Texas Instruments, Inc.	8,825	1,619,211
Tokyo Electron Ltd.	1,660	852,367

		27,559,438

Software (4.0%)
Adobe, Inc.*	4,507	2,053,479
ANSYS, Inc.*	834	264,920
Autodesk, Inc.*	2,102	450,564
AVEVA Group plc	1,329	42,431
Cadence Design Systems, Inc.*	2,648	435,490
Ceridian HCM Holding, Inc.*	1,307	89,346
Check Point Software Technologies Ltd.*	1,173	162,179
Citrix Systems, Inc.	1,192	120,273
CyberArk Software Ltd.*	439	74,081
Dassault Systemes SE	7,337	361,530
Fortinet, Inc.*	1,297	443,237
Intuit, Inc.	2,706	1,301,153
Microsoft Corp.	71,637	22,086,403
Nemetschek SE	638	61,890
Nice Ltd.*	720	157,615
NortonLifeLock, Inc.	5,560	147,451
Oracle Corp. (BMV Mexico Stock Exchange)	471	32,709
Oracle Corp. (Moscow Stock Exchange)	15,056	1,245,583
Paycom Software, Inc.*	460	159,335
PTC, Inc.*	1,006	108,366
Sage Group plc (The)	11,070	101,516
salesforce.com, Inc.*	9,412	1,998,356
SAP SE	11,572	1,291,242
ServiceNow, Inc.*	1,911	1,064,217
Sinch AB(m)*	5,764	39,029
Synopsys, Inc.*	1,466	488,574
Temenos AG (Registered)	742	71,096
Trend Micro, Inc.	1,475	86,102
Tyler Technologies, Inc.*	392	174,397
WiseTech Global Ltd.	1,613	60,767
Xero Ltd.(x)*	1,476	111,795

		35,285,126

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	148,144	25,867,424
Brother Industries Ltd.(x)	2,604	47,419
Canon, Inc.(x)	11,039	268,718
FUJIFILM Holdings Corp.	3,976	243,239
Hewlett Packard Enterprise Co.	12,360	206,535
HP, Inc.	10,346	375,560
Logitech International SA (Registered)	1,911	141,627
NetApp, Inc.	2,124	176,292
Ricoh Co. Ltd.(x)	7,398	64,184
Seagate Technology Holdings plc	1,924	172,968
Seiko Epson Corp.(x)	3,087	46,283
Western Digital Corp.*	2,990	148,453

		27,758,702

Total Information Technology		117,711,626

Materials (2.7%)
Chemicals (1.4%)
Air Liquide SA	5,261	920,355
Air Products and Chemicals, Inc.	2,119	529,559
Akzo Nobel NV	2,069	177,761
Albemarle Corp.	1,118	247,246
Arkema SA	678	80,887
Asahi Kasei Corp.	13,845	119,846
BASF SE	10,211	582,280
Celanese Corp.	1,032	147,442
CF Industries Holdings, Inc.	2,049	211,170
Chr Hansen Holding A/S	1,164	85,539
Clariant AG (Registered)*	2,381	41,229
Corteva, Inc.	6,947	399,314
Covestro AG(m)	2,132	107,726
Croda International plc	1,540	158,269
Dow, Inc.	7,030	447,952
DuPont de Nemours, Inc.	4,901	360,616
Eastman Chemical Co.	1,233	138,170
Ecolab, Inc.	2,382	420,566
EMS-Chemie Holding AG (Registered)	78	75,459
Evonik Industries AG	2,314	64,336
FMC Corp.	1,211	159,331
FUCHS PETROLUB SE (Preference)(q)	821	29,825
Givaudan SA (Registered)	104	428,110
ICL Group Ltd.	7,794	92,660
International Flavors & Fragrances, Inc.	2,432	319,395
Johnson Matthey plc	2,135	52,316
JSR Corp.	2,246	66,224
Kansai Paint Co. Ltd.	1,865	29,965
Koninklijke DSM NV	1,958	349,933
LANXESS AG	917	40,554
Linde plc	4,898	1,564,568
LyondellBasell Industries NV, Class A	2,512	258,284
Mitsubishi Chemical Holdings Corp.	14,130	94,019
Mitsubishi Gas Chemical Co., Inc.	1,541	26,164
Mitsui Chemicals, Inc.	2,032	51,187
Mosaic Co. (The)	3,539	235,343
Nippon Paint Holdings Co. Ltd.	9,191	80,652
Nippon Sanso Holdings Corp.	1,672	31,770
Nissan Chemical Corp.	1,341	78,705
Nitto Denko Corp.	1,570	112,518
Novozymes A/S, Class B	2,267	155,157
Orica Ltd.	4,497	53,256
PPG Industries, Inc.	2,269	297,398
Sherwin-Williams Co. (The)	2,305	575,374
Shin-Etsu Chemical Co. Ltd.	3,943	600,855
Sika AG (Registered)	1,581	520,871
Solvay SA	818	80,536
Sumitomo Chemical Co. Ltd.	16,442	75,371
Symrise AG	1,471	176,598
Toray Industries, Inc.	15,304	79,765
Tosoh Corp.	2,870	42,442
Umicore SA	2,175	93,954
Yara International ASA	1,827	91,107

		12,259,929

Construction Materials (0.1%)
CRH plc	8,597	344,220
HeidelbergCement AG	1,642	93,908
Holcim Ltd.*	4,444	216,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
James Hardie Industries plc (CHDI)	4,912	$147,821
Martin Marietta Materials, Inc.	596	229,394
Vulcan Materials Co.	1,268	232,932

		1,265,238

Containers & Packaging (0.1%)
Amcor plc	14,465	163,889
Avery Dennison Corp.	791	137,610
Ball Corp.	3,095	278,550
International Paper Co.	3,701	170,801
Packaging Corp. of America	908	141,748
Sealed Air Corp.	1,416	94,815
Smurfit Kappa Group plc	2,716	120,381
Westrock Co.	2,515	118,280

		1,226,074

Metals & Mining (1.0%)
Anglo American plc	14,156	730,117
Antofagasta plc	4,352	95,031
ArcelorMittal SA	7,077	227,478
BHP Group Ltd. (ASE Stock Exchange)	32,775	1,276,584
BHP Group Ltd. (London Stock Exchange)	23,309	893,669
BlueScope Steel Ltd.	5,191	80,214
Boliden AB	3,018	153,045
Evolution Mining Ltd.	20,226	65,721
Fortescue Metals Group Ltd.	18,689	286,798
Freeport-McMoRan, Inc.	14,028	697,753
Glencore plc*	109,313	710,400
Hitachi Metals Ltd.*	2,366	39,588
JFE Holdings, Inc.(x)	5,424	76,331
Mineral Resources Ltd.	1,883	73,608
Newcrest Mining Ltd.	9,019	179,042
Newmont Corp.	7,620	605,409
Nippon Steel Corp.(x)	9,439	167,331
Norsk Hydro ASA	14,842	144,623
Northern Star Resources Ltd.	12,206	96,738
Nucor Corp.	2,599	386,341
Rio Tinto Ltd.	4,159	368,418
Rio Tinto plc	12,464	988,719
South32 Ltd.	51,589	192,108
Sumitomo Metal Mining Co. Ltd.	2,728	137,744
voestalpine AG	1,280	38,023

		8,710,833

Paper & Forest Products (0.1%)
Mondi plc	5,358	103,871
Oji Holdings Corp.	8,955	44,520
Stora Enso OYJ, Class R	6,420	125,616
Svenska Cellulosa AB SCA, Class B(x)	6,686	129,820
UPM-Kymmene OYJ	5,890	192,195

		596,022

Total Materials		24,058,096

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)	1,391	279,939
American Tower Corp. (REIT)	4,352	1,093,309
Ascendas REIT (REIT)	37,018	79,826
AvalonBay Communities, Inc. (REIT)	1,335	331,574
Boston Properties, Inc. (REIT)	1,358	174,910
British Land Co. plc (The) (REIT)	9,716	67,297
CapitaLand Integrated Commercial Trust (REIT)	53,570	88,715
Covivio (REIT)	574	45,541
Crown Castle International Corp. (REIT)	4,130	762,398
Daiwa House REIT Investment Corp. (REIT)(x)	25	67,273
Dexus (REIT)	11,870	96,601
Digital Realty Trust, Inc. (REIT)	2,712	384,562
Duke Realty Corp. (REIT)	3,639	211,280
Equinix, Inc. (REIT)	860	637,793
Equity Residential (REIT)	3,265	293,589
Essex Property Trust, Inc. (REIT)	623	215,234
Extra Space Storage, Inc. (REIT)	1,279	262,962
Federal Realty Investment Trust (REIT)	676	82,519
Gecina SA (REIT)	507	63,793
GLP J-REIT (REIT)	48	73,060
Goodman Group (REIT)	18,349	311,653
GPT Group (The) (REIT)	21,140	81,316
Healthpeak Properties, Inc. (REIT)	5,153	176,903
Host Hotels & Resorts, Inc. (REIT)	6,823	132,571
Iron Mountain, Inc. (REIT)	2,767	153,320
Japan Metropolitan Fund Invest (REIT)	78	65,910
Japan Real Estate Investment Corp. (REIT)(x)	14	73,360
Kimco Realty Corp. (REIT)	5,893	145,557
Klepierre SA (REIT)*	2,243	59,637
Land Securities Group plc (REIT)	7,773	79,798
Link REIT (REIT)	22,990	195,953
Mapletree Commercial Trust (REIT)	23,800	33,101
Mapletree Logistics Trust (REIT)	34,339	46,718
Mid-America Apartment Communities, Inc. (REIT)	1,102	230,814
Mirvac Group (REIT)	43,512	80,550
Nippon Building Fund, Inc. (REIT)	17	96,538
Nippon Prologis REIT, Inc. (REIT)	23	67,271
Nomura Real Estate Master Fund, Inc. (REIT)	48	63,465
Orix JREIT, Inc. (REIT)	29	39,315
Prologis, Inc. (REIT)	7,071	1,141,825
Public Storage (REIT)	1,458	569,028
Realty Income Corp. (REIT)	5,406	374,636
Regency Centers Corp. (REIT)	1,472	105,013
SBA Communications Corp. (REIT)	1,039	357,520
Scentre Group (REIT)	57,282	129,725
Segro plc (REIT)	13,246	233,343
Simon Property Group, Inc. (REIT)	3,140	413,098
Stockland (REIT)	26,345	83,162
UDR, Inc. (REIT)	2,858	163,963
Unibail-Rodamco-Westfield (REIT)*	1,377	103,017
Ventas, Inc. (REIT)	3,814	235,553
Vicinity Centres (REIT)	42,704	59,046
Vornado Realty Trust (REIT)	1,519	68,841
Welltower, Inc. (REIT)	4,159	399,846
Weyerhaeuser Co. (REIT)	7,141	270,644

		12,154,185

Real Estate Management & Development (0.3%)
Aroundtown SA	11,025	63,330
Azrieli Group Ltd.	469	41,149
Capitaland Investment Ltd.*	29,042	85,139
CBRE Group, Inc., Class A*	3,198	292,681
City Developments Ltd.	4,506	26,084
CK Asset Holdings Ltd.	22,116	151,157
Daito Trust Construction Co. Ltd.	723	76,710
Daiwa House Industry Co. Ltd.	6,249	163,260
ESR Cayman Ltd.(m)*	21,900	67,798
Fastighets AB Balder, Class B*	1,161	75,972
Hang Lung Properties Ltd.	22,269	44,804
Henderson Land Development Co. Ltd.	15,985	66,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	$32,982
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	5,043	24,601
Hulic Co. Ltd.	4,186	37,585
LEG Immobilien SE	804	91,818
Lendlease Corp. Ltd.	7,599	63,156
Mitsubishi Estate Co. Ltd.	13,053	194,131
Mitsui Fudosan Co. Ltd.	10,122	216,560
New World Development Co. Ltd.	15,519	63,015
Nomura Real Estate Holdings, Inc.	1,336	31,995
Sagax AB, Class B	1,777	53,756
Sino Land Co. Ltd.	36,700	47,382
Sumitomo Realty & Development Co. Ltd.(x)	3,415	94,394
Sun Hung Kai Properties Ltd.	14,339	170,808
Swire Pacific Ltd., Class A	5,457	33,300
Swire Properties Ltd.	12,896	31,974
Swiss Prime Site AG (Registered)	839	82,708
UOL Group Ltd.	4,185	21,693
Vonovia SE	8,142	380,697
Wharf Real Estate Investment Co. Ltd.	18,412	90,986

		2,917,987

Total Real Estate		15,072,172

Utilities (1.8%)
Electric Utilities (1.1%)
Alliant Energy Corp.	2,392	149,452
American Electric Power Co., Inc.	4,813	480,193
Chubu Electric Power Co., Inc.(x)	7,110	73,664
CK Infrastructure Holdings Ltd.	7,268	48,633
CLP Holdings Ltd.	18,065	176,041
Constellation Energy Corp.	3,120	175,500
Duke Energy Corp.	7,350	820,701
Edison International	3,630	254,463
EDP - Energias de Portugal SA	30,636	150,895
Electricite de France SA	6,031	56,820
Elia Group SA/NV	367	56,016
Endesa SA	3,505	76,489
Enel SpA	89,761	599,428
Entergy Corp.	1,920	224,160
Evergy, Inc.	2,191	149,733
Eversource Energy	3,285	289,704
Exelon Corp.	9,360	445,817
FirstEnergy Corp.	5,448	249,845
Fortum OYJ	4,901	88,970
HK Electric Investments & HK Electric Investments Ltd.(m)	24,476	23,893
Iberdrola SA	64,284	699,690
Kansai Electric Power Co., Inc. (The)(x)	7,770	73,308
Mercury NZ Ltd.	7,517	30,882
NextEra Energy, Inc.	18,749	1,588,228
NRG Energy, Inc.	2,340	89,762
Origin Energy Ltd.	18,199	84,214
Orsted A/S(m)*	2,132	268,465
Pinnacle West Capital Corp.	1,078	84,192
Power Assets Holdings Ltd.	15,292	99,608
PPL Corp.	7,174	204,890
Red Electrica Corp. SA	4,777	98,108
Southern Co. (The)	10,127	734,309
SSE plc	11,806	270,327
Terna - Rete Elettrica Nazionale	15,527	133,542
Tokyo Electric Power Co. Holdings, Inc.*	16,848	55,702
Verbund AG	752	79,180
Xcel Energy, Inc.	5,147	371,459

		9,556,283

Gas Utilities (0.1%)
APA Group	13,021	103,257
Atmos Energy Corp.	1,294	154,620
Enagas SA	2,746	61,020
Hong Kong & China Gas Co. Ltd.	123,534	149,429
Naturgy Energy Group SA(x)	2,140	63,906
Osaka Gas Co. Ltd.(x)	4,138	71,041
Snam SpA	22,254	128,516
Tokyo Gas Co. Ltd.	4,136	75,765

		807,554

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	6,371	163,926
EDP Renovaveis SA	3,180	81,904
Meridian Energy Ltd.	14,138	49,284
Uniper SE	1,009	25,950

		321,064

Multi-Utilities (0.5%)
Ameren Corp.	2,462	230,837
CenterPoint Energy, Inc.	6,009	184,116
CMS Energy Corp.	2,769	193,664
Consolidated Edison, Inc.	3,380	320,019
Dominion Energy, Inc.	7,740	657,668
DTE Energy Co.	1,851	244,721
E.ON SE	24,777	288,149
Engie SA	20,157	264,226
National Grid plc	39,916	613,098
NiSource, Inc.	3,753	119,345
Public Service Enterprise Group, Inc.	4,832	338,240
RWE AG	7,089	309,210
Sempra Energy	3,051	512,934
Veolia Environnement SA	7,234	230,832
WEC Energy Group, Inc.	3,014	300,827

		4,807,886

Water Utilities (0.1%)
American Water Works Co., Inc.	1,735	287,195
Severn Trent plc	2,761	111,445
United Utilities Group plc	7,525	110,914

		509,554

Total Utilities		16,002,341

Total Common Stocks (61.4%) (Cost $340,907,400)		542,826,577

EXCHANGE TRADED FUND (ETF):
Equity (4.0%)
SPDR S&P MidCap 400 ETF Trust(x)	71,387	35,011,754

Total Exchange Traded Fund (4.0%) (Cost $23,349,227)		35,011,754

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.6%)
FHLB
2.500%, 2/13/24	$295,000	296,288
3.250%, 11/16/28	745,000	779,609
FHLMC
2.750%, 6/19/23	1,485,000	1,500,170
FNMA
2.875%, 9/12/23	1,692,000	1,709,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 9/24/26	$1,297,000	$1,265,668

Total U.S. Government Agency Securities		5,551,713

U.S. Treasury Obligations (29.2%)
U.S. Treasury Bonds
6.125%, 11/15/27	504,000	600,497
U.S. Treasury Notes
0.250%, 9/30/23	47,233,700	45,946,875
2.750%, 11/15/23	1,029,600	1,038,722
2.125%, 11/30/23	2,112,000	2,109,844
2.250%, 12/31/23	12,384,700	12,388,731
2.500%, 1/31/24	989,100	992,883
2.125%, 3/31/24	1,643,000	1,637,004
2.250%, 4/30/24	1,313,000	1,310,179
2.000%, 5/31/24	3,337,000	3,310,980
2.375%, 8/15/24	5,477,000	5,469,714
2.250%, 11/15/24	7,098,000	7,057,612
1.500%, 11/30/24	1,024,000	998,414
2.000%, 2/15/25	11,889,500	11,731,253
0.500%, 3/31/25	2,907,000	2,741,712
2.125%, 5/15/25	4,525,000	4,474,220
0.250%, 7/31/25	5,820,700	5,402,015
0.250%, 8/31/25	4,564,000	4,227,946
0.250%, 9/30/25	2,489,600	2,302,208
2.250%, 11/15/25	1,027,500	1,018,126
0.375%, 12/31/25	2,383,100	2,202,922
0.375%, 1/31/26	4,578,300	4,223,502
1.625%, 2/15/26	5,790,500	5,603,218
0.500%, 2/28/26	2,080,300	1,925,666
0.750%, 4/30/26	2,137,700	1,993,392
0.750%, 5/31/26	4,226,400	3,935,122
0.750%, 8/31/26	4,529,600	4,203,844
0.875%, 9/30/26	46,067,500	42,935,099
2.000%, 11/15/26	12,962,400	12,693,688
1.250%, 12/31/26	4,064,300	3,844,912
1.500%, 1/31/27	3,846,200	3,681,024
2.250%, 2/15/27	1,194,900	1,183,832
1.875%, 2/28/27	3,489,800	3,401,475
2.375%, 5/15/27	3,185,800	3,175,499
2.250%, 8/15/27	2,442,500	2,419,130
2.250%, 11/15/27	1,629,000	1,612,138
2.750%, 2/15/28	1,064,000	1,081,687
2.875%, 5/15/28	1,186,000	1,214,791
3.125%, 11/15/28	1,160,900	1,209,796
2.625%, 2/15/29	1,585,100	1,605,847
2.375%, 5/15/29	4,216,300	4,208,395
1.625%, 8/15/29	2,150,000	2,040,652
1.750%, 11/15/29	1,913,800	1,832,778
1.500%, 2/15/30	1,323,900	1,242,135
0.625%, 5/15/30	2,574,800	2,246,126
0.625%, 8/15/30	2,614,600	2,272,251
0.875%, 11/15/30	2,770,000	2,454,958
1.125%, 2/15/31	2,642,700	2,387,432
1.625%, 5/15/31	3,247,100	3,059,181
1.250%, 8/15/31	15,571,900	14,160,636
1.375%, 11/15/31	2,185,600	2,005,630
1.875%, 2/15/32	1,118,800	1,074,223

Total U.S. Treasury Obligations		257,889,916

Total Long-Term Debt Securities (29.8%) (Cost $274,808,213)		263,441,629

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	$5,000,000
JPMorgan Prime Money Market Fund, IM Shares	9,726,177	9,728,122

Total Investment Companies		14,728,122

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $961,360, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 11/15/51; total market value $980,581.(xx)	$961,354	961,354
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $1,900,166, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $2,101,018.(xx)	1,900,000	1,900,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $1,375,089, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $1,402,602.(xx)	1,375,077	1,375,077
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $10,000,111, collateralized by various Common Stocks; total market value $11,581,883.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		16,236,431

Total Short-Term Investments (3.5%) (Cost $30,962,105)		30,964,553

Total Investments in Securities (98.7%) (Cost $670,026,945)		872,244,513
Other Assets Less Liabilities (1.3%)		11,612,615

Net Assets (100%)		$883,857,128

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $2,896,155 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $24,384,329. This was collateralized by $4,332,031 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 11/15/51 and by cash of $21,236,431 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.8%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.5
Finland	0.2
France	2.1
Germany	1.6
Hong Kong	0.5
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.5
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.1
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Saudi Arabia	0.0	#
Singapore	0.3
South Africa	0.1
Spain	0.5
Sweden	0.7
Switzerland	2.1
Taiwan	0.0	#
United Arab Emirates	0.0	#
United Kingdom	2.6
United States	78.8
Cash and Other	1.3

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	190	6/2022	EUR	8,035,468	(11,574)
FTSE 100 Index	83	6/2022	GBP	8,162,207	(28,470)
MSCI EAFE E-Mini Index	6	6/2022	USD	643,320	16,064
Russell 2000 E-Mini Index	339	6/2022	USD	35,025,480	1,006,132
S&P 500 E-Mini Index	34	6/2022	USD	7,702,275	87,860

					1,070,012

Short Contracts
SPI 200 Index	(13)	6/2022	AUD	(1,818,874)	(59,741)
TOPIX Index	(67)	6/2022	JPY	(10,712,625)	87,386
U.S. Treasury 2 Year Note	(123)	6/2022	USD	(26,066,391)	320,268
U.S. Treasury 5 Year Note	(49)	6/2022	USD	(5,619,688)	136,541
U.S. Treasury 10 Year Note	(210)	6/2022	USD	(25,803,750)	739,531

					1,223,985

					2,293,997

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	2,950,070	USD	3,158,620	Morgan Stanley	4/13/2022	34,839
USD	1,476,006	CHF	1,346,000	JPMorgan Chase Bank	4/13/2022	18,957
USD	21,571,512	CHF	19,918,785	Morgan Stanley	4/13/2022	9,369
AUD	2,035,228	USD	1,480,421	JPMorgan Chase Bank	4/28/2022	42,971
AUD	1,473,359	USD	1,078,410	Morgan Stanley	4/28/2022	24,416
JPY	1,745,611,509	USD	14,131,382	HSBC Bank plc	4/28/2022	214,121
USD	1,143,719	JPY	131,417,840	Citibank NA	4/28/2022	63,722
USD	15,984,119	JPY	1,859,528,381	HSBC Bank plc	4/28/2022	702,443
USD	7,942,925	JPY	917,096,563	Morgan Stanley	4/28/2022	406,189
USD	8,699,707	EUR	7,805,228	JPMorgan Chase Bank	5/12/2022	54,398
USD	15,747,301	EUR	13,849,177	Morgan Stanley	5/12/2022	407,532
GBP	9,137,257	USD	11,936,867	Morgan Stanley	6/9/2022	62,782
SEK	23,740,106	USD	2,523,571	HSBC Bank plc	6/17/2022	6,232
SEK	43,848,473	USD	4,644,719	Morgan Stanley	6/17/2022	27,879

Total unrealized appreciation						2,075,850

CHF	3,396,762	USD	3,696,559	BNP Paribas	4/13/2022	(19,554)
CHF	1,703,428	USD	1,853,020	Goldman Sachs Bank USA	4/13/2022	(9,055)
CHF	1,430,563	USD	1,561,228	JPMorgan Chase Bank	4/13/2022	(12,639)
CHF	1,953,533	USD	2,128,208	JPMorgan Chase Bank	4/13/2022	(13,502)
USD	2,179,932	CHF	2,039,579	HSBC Bank plc	4/13/2022	(27,918)
USD	2,333,509	CHF	2,164,000	Morgan Stanley	4/13/2022	(9,028)
AUD	3,564,111	USD	2,669,693	Morgan Stanley	4/28/2022	(1,915)
JPY	1,349,668,275	USD	11,745,285	Goldman Sachs Bank USA	4/28/2022	(653,658)
JPY	613,970,127	USD	5,344,097	Morgan Stanley	4/28/2022	(298,467)
USD	11,293,954	AUD	15,948,196	Barclays Bank plc	4/28/2022	(643,453)
USD	1,065,473	AUD	1,484,000	Deutsche Bank AG	4/28/2022	(45,318)
USD	946,715	AUD	1,282,771	HSBC Bank plc	4/28/2022	(13,454)
EUR	19,318,032	USD	22,105,160	UBS AG	5/12/2022	(707,921)
USD	21,006,570	EUR	19,077,388	Morgan Stanley	5/12/2022	(124,125)
USD	290,581	NZD	427,902	JPMorgan Chase Bank	6/10/2022	(5,626)
NOK	35,809,396	USD	4,130,767	HSBC Bank plc	6/17/2022	(65,241)
NOK	110,733,021	USD	12,618,572	Morgan Stanley	6/17/2022	(46,790)

Total unrealized depreciation						(2,697,664)

Net unrealized depreciation						(621,814)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$34,669,130	$8,139,356	$—		$42,808,486
Consumer Discretionary	44,005,828	20,354,447	—		64,360,275
Consumer Staples	22,338,966	18,080,468	—		40,419,434
Energy	14,167,261	7,321,091	—		21,488,352
Financials	40,637,155	31,301,822	—		71,938,977
Health Care	49,940,933	23,022,495	—	(b)	72,963,428
Industrials	28,980,223	27,023,167	—		56,003,390
Information Technology	102,820,490	14,891,136	—		117,711,626
Materials	9,569,250	14,488,846	—		24,058,096
Real Estate	9,994,864	5,077,308	—		15,072,172
Utilities	10,020,520	5,981,821	—		16,002,341
Exchange Traded Fund	35,011,754	—	—		35,011,754
Forward Currency Contracts	—	2,075,850	—		2,075,850
Futures	2,393,782	—	—		2,393,782
Short-Term Investments
Investment Companies	14,728,122	—	—		14,728,122
Repurchase Agreements	—	16,236,431	—		16,236,431
U.S. Government Agency Securities	—	5,551,713	—		5,551,713
U.S. Treasury Obligations	—	257,889,916	—		257,889,916

Total Assets	$419,278,278	$457,435,867	$—		$876,714,145

Liabilities:
Forward Currency Contracts	$—	$(2,697,664)	$—		$(2,697,664)
Futures	(99,785)	—	—		(99,785)

Total Liabilities	$(99,785)	$(2,697,664)	$—		$(2,797,449)

Total	$419,178,493	$454,738,203	$—		$873,916,696

(a)	A security with a market value of $33,101 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,678,244
Aggregate gross unrealized depreciation	(37,730,541)

Net unrealized appreciation	$201,947,703

Federal income tax cost of investments in securities and derivative instruments, if applicable	$671,968,993

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	142,200	$3,360,186
BT Group plc	217,569	518,555
Cellnex Telecom SA(m)	12,417	595,172
Deutsche Telekom AG (Registered)	78,992	1,475,344
Elisa OYJ	3,466	208,895
HKT Trust & HKT Ltd.	92,168	126,491
Infrastrutture Wireless Italiane SpA(m)	8,190	91,847
Koninklijke KPN NV	81,943	284,589
Lumen Technologies, Inc.	18,350	206,805
Nippon Telegraph & Telephone Corp.	29,080	844,973
Orange SA	48,622	574,942
Proximus SADP(x)	3,707	68,995
Singapore Telecommunications Ltd.	200,323	389,520
Spark New Zealand Ltd.	45,560	144,348
Swisscom AG (Registered)(x)	632	379,445
Telecom Italia SpA	242,840	89,168
Telefonica Deutschland Holding AG	25,372	69,300
Telefonica SA	128,423	623,353
Telenor ASA(x)	17,053	245,098
Telia Co. AB	64,785	259,439
Telstra Corp. Ltd.	100,991	297,833
United Internet AG (Registered)	2,364	81,305
Verizon Communications, Inc.	83,596	4,258,380

		15,193,983

Entertainment (0.7%)
Activision Blizzard, Inc.	15,514	1,242,827
Bollore SE	21,550	112,563
Capcom Co. Ltd.	4,200	101,567
Electronic Arts, Inc.	5,600	708,456
Embracer Group AB(x)*	13,638	114,289
Koei Tecmo Holdings Co. Ltd.(x)	1,340	43,821
Konami Holdings Corp.(x)	2,174	137,413
Live Nation Entertainment, Inc.*	2,690	316,452
Netflix, Inc.*	8,841	3,311,750
Nexon Co. Ltd.	11,946	285,859
Nintendo Co. Ltd.	2,728	1,376,447
Sea Ltd. (ADR)*	7,798	934,122
Square Enix Holdings Co. Ltd.	2,018	89,331
Take-Two Interactive Software, Inc.*	2,298	353,295
Toho Co. Ltd.	2,688	101,628
Ubisoft Entertainment SA*	2,287	100,682
Universal Music Group NV	17,677	469,282
Walt Disney Co. (The)*	36,255	4,972,736

		14,772,520

Interactive Media & Services (2.1%)
Adevinta ASA*	7,102	64,709
Alphabet, Inc., Class A*	5,989	16,657,505
Alphabet, Inc., Class C*	5,531	15,448,028
Auto Trader Group plc(m)	23,170	191,805
Kakaku.com, Inc.	3,209	71,771
Match Group, Inc.*	5,637	612,967
Meta Platforms, Inc., Class A*	45,981	10,224,335
REA Group Ltd.	1,287	128,680
Scout24 SE(m)	2,037	116,851
SEEK Ltd.	8,194	180,302
Twitter, Inc.*	15,923	616,061
Z Holdings Corp.	65,273	283,407

		44,596,421

Media (0.4%)
Charter Communications, Inc., Class A*	2,373	1,294,519
Comcast Corp., Class A	90,083	4,217,686
CyberAgent, Inc.	9,768	121,111
Dentsu Group, Inc.	5,251	214,728
Discovery, Inc., Class A(x)*	3,376	84,130
Discovery, Inc., Class C*	6,048	151,018
DISH Network Corp., Class A*	4,972	157,364
Fox Corp., Class A	6,289	248,101
Fox Corp., Class B	2,903	105,321
Hakuhodo DY Holdings, Inc.	5,646	70,949
Informa plc*	36,632	287,497
Interpublic Group of Cos., Inc. (The)	7,838	277,857
News Corp., Class A	7,784	172,415
News Corp., Class B	2,411	54,296
Omnicom Group, Inc.	4,162	353,271
Paramount Global, Class B	12,081	456,783
Pearson plc	18,443	180,186
Publicis Groupe SA	5,556	337,508
Schibsted ASA, Class A	1,782	43,772
Schibsted ASA, Class B	2,372	50,510
Vivendi SE	18,912	246,829
WPP plc	28,457	372,395

		9,498,246

Wireless Telecommunication Services (0.3%)
KDDI Corp.(x)	39,270	1,289,874
SoftBank Corp.(x)	69,987	817,994
SoftBank Group Corp.	29,312	1,318,369
Tele2 AB, Class B	12,206	184,271
T-Mobile US, Inc.*	11,692	1,500,668
Vodafone Group plc	665,015	1,091,069

		6,202,245

Total Communication Services		90,263,415

Consumer Discretionary (6.4%)
Auto Components (0.2%)
Aisin Corp.(x)	3,557	121,534
Aptiv plc*	5,387	644,878
BorgWarner, Inc.	4,775	185,748
Bridgestone Corp.	13,907	538,221
Cie Generale des Etablissements Michelin SCA	4,133	558,339
Continental AG*	2,680	193,311
Denso Corp.(x)	10,533	672,125
Faurecia SE (Euronext Paris)(x)	2,185	56,519
Faurecia SE (Italian Stock Exchange)	770	19,937
Koito Manufacturing Co. Ltd.	2,528	102,344
Stanley Electric Co. Ltd.	3,104	58,619
Sumitomo Electric Industries Ltd.(x)	18,315	217,822
Valeo	5,616	103,182

		3,472,579

Automobiles (1.5%)
Bayerische Motoren Werke AG	8,069	698,891
Bayerische Motoren Werke AG (Preference)(q)	1,405	108,873
Ferrari NV	3,072	671,795
Ford Motor Co.	78,327	1,324,510
General Motors Co.*	28,934	1,265,573
Honda Motor Co. Ltd.(x)	39,658	1,126,930
Isuzu Motors Ltd.	14,111	182,303
Mazda Motor Corp.	13,805	102,124
Mercedes-Benz Group AG	20,858	1,464,996
Nissan Motor Co. Ltd.*	56,519	251,601
Porsche Automobil Holding SE (Preference)(q)	3,731	361,458
Renault SA*	4,684	122,438
Stellantis NV (Euronext Paris)	44,032	712,544
Stellantis NV (Italian Stock Exchange)	5,593	90,699
Subaru Corp.(x)	14,995	238,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Suzuki Motor Corp.(x)	8,900	$305,076
Tesla, Inc.*	16,670	17,963,592
Toyota Motor Corp.(x)	258,450	4,629,746
Volkswagen AG	791	197,083
Volkswagen AG (Preference)(q)	4,523	782,101
Yamaha Motor Co. Ltd.	7,228	161,987

		32,762,530

Distributors (0.0%)
Genuine Parts Co.	2,836	357,393
LKQ Corp.	5,340	242,489
Pool Corp.	798	337,434

		937,316

Diversified Consumer Services (0.0%)
IDP Education Ltd.	5,087	118,640

Hotels, Restaurants & Leisure (0.9%)
Accor SA*	4,148	132,929
Aristocrat Leisure Ltd.	14,687	398,184
Booking Holdings, Inc.*	818	1,921,032
Caesars Entertainment, Inc.*	4,257	329,322
Carnival Corp.*	16,106	325,663
Chipotle Mexican Grill, Inc.*	560	885,937
Compass Group plc	43,479	937,019
Crown Resorts Ltd.*	9,076	86,265
Darden Restaurants, Inc.	2,543	338,092
Domino’s Pizza Enterprises Ltd.	1,476	96,168
Domino’s Pizza, Inc.	725	295,082
Entain plc*	14,291	306,521
Evolution AB(m)	4,194	428,017
Expedia Group, Inc.*	2,992	585,445
Flutter Entertainment plc*	4,062	465,935
Galaxy Entertainment Group Ltd.	52,644	312,878
Genting Singapore Ltd.	146,650	87,845
Hilton Worldwide Holdings, Inc.*	5,550	842,157
InterContinental Hotels Group plc	4,465	302,356
La Francaise des Jeux SAEM(m)	2,327	92,236
Las Vegas Sands Corp.*	6,846	266,104
Marriott International, Inc., Class A*	5,448	957,486
McDonald’s Corp.	14,880	3,679,526
McDonald’s Holdings Co. Japan Ltd.	1,889	78,679
Melco Resorts & Entertainment Ltd. (ADR)*	5,233	39,980
MGM Resorts International	7,500	314,550
Norwegian Cruise Line Holdings Ltd.(x)*	8,302	181,648
Oriental Land Co. Ltd.(x)	4,893	934,179
Penn National Gaming, Inc.*	3,308	140,325
Royal Caribbean Cruises Ltd.(x)*	4,465	374,078
Sands China Ltd.*	59,153	141,971
Sodexo SA	2,156	175,031
Starbucks Corp.	22,906	2,083,759
Tabcorp Holdings Ltd.	54,245	215,109
Whitbread plc*	4,922	183,162
Wynn Resorts Ltd.*	2,096	167,135
Yum! Brands, Inc.	5,755	682,140

		19,783,945

Household Durables (0.4%)
Barratt Developments plc	24,915	169,988
Berkeley Group Holdings plc*	2,736	133,172
DR Horton, Inc.	6,421	478,429
Electrolux AB, Class B(x)	5,496	83,157
Garmin Ltd.	3,026	358,914
Iida Group Holdings Co. Ltd.	3,556	61,554
Lennar Corp., Class A	5,205	422,490
Mohawk Industries, Inc.*	1,092	135,626
Newell Brands, Inc.	7,539	161,410
NVR, Inc.*	65	290,373
Open House Group Co. Ltd.	1,900	84,076
Panasonic Holdings Corp.	53,521	518,305
Persimmon plc	7,776	218,710
PulteGroup, Inc.	4,951	207,447
Rinnai Corp.	757	56,677
SEB SA	674	94,016
Sekisui Chemical Co. Ltd.(x)	9,101	130,349
Sekisui House Ltd.	14,949	289,854
Sharp Corp.(x)	5,216	48,846
Sony Group Corp.	30,652	3,163,623
Taylor Wimpey plc	88,873	151,652
Whirlpool Corp.	1,175	203,017

		7,461,685

Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	8,714	28,407,204
Delivery Hero SE(m)*	3,974	175,049
eBay, Inc.	12,466	713,803
Etsy, Inc.*	2,525	313,807
Fiverr International Ltd.(x)*	712	54,162
Just Eat Takeaway.com NV(m)*	4,404	147,824
Mercari, Inc.*	2,477	64,234
Prosus NV*	22,741	1,203,848
Rakuten Group, Inc.	21,124	166,530
Zalando SE(m)*	5,427	275,481
ZOZO, Inc.	3,012	80,018

		31,601,960

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	4,783	362,335
Hasbro, Inc.	2,582	211,518
Shimano, Inc.	1,801	411,952
Yamaha Corp.	3,212	140,069

		1,125,874

Multiline Retail (0.2%)
Dollar General Corp.	4,614	1,027,215
Dollar Tree, Inc.*	4,480	717,472
Next plc	3,240	255,492
Pan Pacific International Holdings Corp.	10,035	160,948
Ryohin Keikaku Co. Ltd.	6,155	71,782
Target Corp.	9,541	2,024,791
Wesfarmers Ltd.	27,633	1,038,297

		5,295,997

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	1,242	257,044
AutoZone, Inc.*	411	840,322
Bath & Body Works, Inc.	5,132	245,310
Best Buy Co., Inc.	4,311	391,870
CarMax, Inc.*	3,220	310,666
Chow Tai Fook Jewellery Group Ltd.*	48,000	86,937
Fast Retailing Co. Ltd.	1,461	750,555
H & M Hennes & Mauritz AB, Class B	17,799	237,701
Hikari Tsushin, Inc.	448	51,028
Home Depot, Inc. (The)	20,794	6,224,268
Industria de Diseno Textil SA	26,585	578,459
JD Sports Fashion plc	62,855	121,719
Kingfisher plc	50,870	169,771
Lowe’s Cos., Inc.	13,416	2,712,581
Nitori Holdings Co. Ltd.	1,941	243,754
O’Reilly Automotive, Inc.*	1,342	919,216
Ross Stores, Inc.	7,036	636,477
TJX Cos., Inc. (The)	23,754	1,439,017
Tractor Supply Co.	2,266	528,816
Ulta Beauty, Inc.*	1,078	429,281
USS Co. Ltd.	5,271	88,657

		17,263,449

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	4,640	1,083,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Burberry Group plc	9,869	$215,511
Cie Financiere Richemont SA (Registered)	12,721	1,613,640
EssilorLuxottica SA	7,005	1,278,728
Hermes International	772	1,094,991
Kering SA	1,828	1,154,744
LVMH Moet Hennessy Louis Vuitton SE	6,766	4,817,863
Moncler SpA	5,002	278,560
NIKE, Inc., Class B	25,415	3,419,842
Pandora A/S	2,437	230,564
Puma SE	2,573	219,618
PVH Corp.	1,393	106,718
Ralph Lauren Corp.	922	104,592
Swatch Group AG (The)	705	200,332
Swatch Group AG (The) (Registered)	1,282	69,609
Tapestry, Inc.	5,257	195,298
Under Armour, Inc., Class A*	3,757	63,944
Under Armour, Inc., Class C(x)*	4,283	66,644
VF Corp.	6,428	365,496

		16,580,210

Total Consumer Discretionary		136,404,185

Consumer Staples (4.0%)
Beverages (0.9%)
Anheuser-Busch InBev SA/NV(x)	21,167	1,269,582
Asahi Group Holdings Ltd.	11,073	401,989
Brown-Forman Corp., Class B	3,639	243,886
Budweiser Brewing Co. APAC Ltd.(m)	41,580	110,350
Carlsberg A/S, Class B	2,446	298,643
Coca-Cola Co. (The)	77,412	4,799,544
Coca-Cola Europacific Partners plc	5,000	243,050
Coca-Cola HBC AG*	4,899	102,164
Constellation Brands, Inc., Class A	3,273	753,837
Davide Campari-Milano NV	12,739	148,179
Diageo plc	56,812	2,871,461
Heineken Holding NV	2,807	219,695
Heineken NV(x)	6,317	602,256
Ito En Ltd.	1,300	63,785
Kirin Holdings Co. Ltd.	19,980	298,815
Molson Coors Beverage Co., Class B	3,752	200,282
Monster Beverage Corp.*	7,481	597,732
PepsiCo, Inc.	27,549	4,611,152
Pernod Ricard SA	5,106	1,119,859
Remy Cointreau SA	554	114,143
Suntory Beverage & Food Ltd.	3,325	126,789
Treasury Wine Estates Ltd.	17,592	150,689

		19,347,882

Food & Staples Retailing (0.8%)
Aeon Co. Ltd.	15,857	338,290
Carrefour SA	15,127	328,161
Coles Group Ltd.	32,509	433,304
Cosmos Pharmaceutical Corp.	400	48,587
Costco Wholesale Corp.	8,830	5,084,756
Endeavour Group Ltd.	32,688	177,842
Etablissements Franz Colruyt NV	1,302	53,989
HelloFresh SE*	4,027	181,968
J Sainsbury plc	42,635	141,176
Jeronimo Martins SGPS SA	6,901	165,326
Kesko OYJ, Class B	6,656	183,712
Kobe Bussan Co. Ltd.	3,300	101,370
Koninklijke Ahold Delhaize NV	25,485	819,247
Kroger Co. (The)	13,324	764,398
Lawson, Inc.	1,128	43,111
Ocado Group plc*	11,902	181,931
Seven & i Holdings Co. Ltd.	18,284	869,957
Sysco Corp.	10,105	825,073
Tesco plc	187,358	677,363
Tsuruha Holdings, Inc.	894	56,778
Walgreens Boots Alliance, Inc.	14,268	638,778
Walmart, Inc.	28,171	4,195,225
Welcia Holdings Co. Ltd.	2,216	54,524
Woolworths Group Ltd.	29,537	820,394

		17,185,260

Food Products (0.9%)
Ajinomoto Co., Inc.	11,374	322,988
Archer-Daniels-Midland Co.	11,143	1,005,767
Associated British Foods plc	8,682	188,550
Barry Callebaut AG (Registered)	87	203,723
Campbell Soup Co.	4,026	179,439
Chocoladefabriken Lindt & Spruengli AG	26	308,329
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	362,382
Conagra Brands, Inc.	9,552	320,661
Danone SA	15,921	877,054
General Mills, Inc.	12,012	813,453
Hershey Co. (The)	2,895	627,144
Hormel Foods Corp.	5,618	289,552
J M Smucker Co. (The)	2,158	292,215
JDE Peet’s NV	2,446	69,978
Kellogg Co.	5,095	328,576
Kerry Group plc (London Stock Exchange), Class A	1,182	132,022
Kerry Group plc (Turquoise Stock Exchange), Class A	2,696	301,234
Kikkoman Corp.	3,483	230,682
Kraft Heinz Co. (The)	14,137	556,856
Lamb Weston Holdings, Inc.	2,891	173,200
McCormick & Co., Inc. (Non-Voting)	4,973	496,305
Meiji Holdings Co. Ltd.(x)	2,932	159,012
Mondelez International, Inc., Class A	27,646	1,735,616
Mowi ASA	10,712	288,777
Nestle SA (Registered)	68,605	8,906,357
Nisshin Seifun Group, Inc.	4,803	67,052
Nissin Foods Holdings Co. Ltd.	1,465	102,876
Orkla ASA	18,304	162,784
Toyo Suisan Kaisha Ltd.	2,088	74,668
Tyson Foods, Inc., Class A	5,824	522,005
WH Group Ltd.(m)	202,856	127,616
Wilmar International Ltd.	46,720	162,002
Yakult Honsha Co. Ltd.	3,044	162,473

		20,551,348

Household Products (0.6%)
Church & Dwight Co., Inc.	4,819	478,912
Clorox Co. (The)	2,450	340,624
Colgate-Palmolive Co.	16,784	1,272,731
Essity AB, Class B(x)	14,836	349,558
Henkel AG & Co. KGaA	2,532	167,830
Henkel AG & Co. KGaA (Preference)(q)	4,342	290,793
Kimberly-Clark Corp.	6,707	826,034
Lion Corp.	5,376	59,928
Procter & Gamble Co. (The)	47,733	7,293,602
Reckitt Benckiser Group plc	17,408	1,330,615
Unicharm Corp.	9,826	349,440

		12,760,067

Personal Products (0.4%)
Beiersdorf AG	2,456	258,080
Estee Lauder Cos., Inc. (The), Class A	4,628	1,260,297
Kao Corp.	11,500	472,095
Kobayashi Pharmaceutical Co. Ltd.	1,291	103,498
Kose Corp.	748	78,232
L’Oreal SA	6,116	2,448,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pola Orbis Holdings, Inc.	2,208	$28,730
Shiseido Co. Ltd.	9,683	490,744
Unilever plc (Cboe Europe)	59,243	2,681,600
Unilever plc (London Stock Exchange)	3,346	151,473

		7,972,775

Tobacco (0.4%)
Altria Group, Inc.	36,305	1,896,936
British American Tobacco plc	53,127	2,222,111
Imperial Brands plc	23,065	485,658
Japan Tobacco, Inc.	29,149	498,977
Philip Morris International, Inc.	30,862	2,899,176
Swedish Match AB	38,506	289,644

		8,292,502

Total Consumer Staples		86,109,834

Energy (2.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	18,035	656,654
Halliburton Co.	17,893	677,608
Schlumberger NV	27,946	1,154,449
Tenaris SA	11,508	173,443

		2,662,154

Oil, Gas & Consumable Fuels (2.0%)
Aker BP ASA(x)	3,071	114,429
Ampol Ltd.	5,807	131,961
APA Corp.	7,234	298,981
BP plc	481,220	2,351,739
Chevron Corp.	38,386	6,250,392
ConocoPhillips	25,932	2,593,200
Coterra Energy, Inc.	16,201	436,941
Devon Energy Corp.	12,538	741,372
Diamondback Energy, Inc.	3,391	464,838
ENEOS Holdings, Inc.	74,699	280,758
Eni SpA	61,511	901,818
EOG Resources, Inc.	11,651	1,389,149
Equinor ASA	23,818	893,726
Exxon Mobil Corp.	84,304	6,962,667
Galp Energia SGPS SA	12,216	154,592
Hess Corp.	5,489	587,543
Idemitsu Kosan Co. Ltd.	5,040	139,048
Inpex Corp.	24,913	295,830
Kinder Morgan, Inc.	38,832	734,313
Lundin Energy AB	4,877	206,758
Marathon Oil Corp.	15,503	389,280
Marathon Petroleum Corp.	11,530	985,815
Neste OYJ	10,310	469,691
Occidental Petroleum Corp.	17,669	1,002,539
OMV AG	3,589	171,138
ONEOK, Inc.	8,880	627,194
Phillips 66	9,316	804,809
Pioneer Natural Resources Co.	4,521	1,130,386
Repsol SA	35,363	464,991
Santos Ltd.	78,416	450,908
Shell plc(x)	187,643	5,149,630
TotalEnergies SE	61,133	3,101,812
Valero Energy Corp.	8,141	826,637
Washington H Soul Pattinson & Co. Ltd.	5,276	112,039
Williams Cos., Inc. (The)	24,195	808,355
Woodside Petroleum Ltd.	23,631	563,819

		42,989,098

Total Energy		45,651,252

Financials (7.2%)
Banks (3.0%)
ABN AMRO Bank NV (CVA)(m)(x)	10,309	131,884
Australia & New Zealand Banking Group Ltd.	68,704	1,407,906
Banco Bilbao Vizcaya Argentaria SA(x)	162,505	929,166
Banco Espirito Santo SA (Registered)(r)*	26,714	—
Banco Santander SA	422,616	1,433,921
Bank Hapoalim BM	27,685	272,958
Bank Leumi Le-Israel BM	35,409	380,118
Bank of America Corp.	141,553	5,834,815
Barclays plc	408,394	793,350
BNP Paribas SA	27,413	1,560,821
BOC Hong Kong Holdings Ltd.	89,713	337,574
CaixaBank SA	108,047	364,161
Chiba Bank Ltd. (The)(x)	12,903	76,056
Citigroup, Inc.	39,516	2,110,154
Citizens Financial Group, Inc.	8,487	384,716
Comerica, Inc.	2,602	235,299
Commerzbank AG*	24,417	186,434
Commonwealth Bank of Australia	41,587	3,265,522
Concordia Financial Group Ltd.(x)	26,435	98,617
Credit Agricole SA	30,142	360,111
Danske Bank A/S	16,810	277,810
DBS Group Holdings Ltd.	43,612	1,146,574
DNB Bank ASA	22,670	513,258
Erste Group Bank AG	8,379	303,892
Fifth Third Bancorp	13,616	586,033
FinecoBank Banca Fineco SpA	14,864	225,751
First Republic Bank	3,570	578,697
Hang Seng Bank Ltd.	17,939	345,065
HSBC Holdings plc	495,905	3,397,966
Huntington Bancshares, Inc.	28,630	418,571
ING Groep NV	95,147	994,360
Intesa Sanpaolo SpA	402,515	920,032
Israel Discount Bank Ltd., Class A	28,368	176,263
Japan Post Bank Co. Ltd.(x)	9,985	80,419
JPMorgan Chase & Co.	58,849	8,022,296
KBC Group NV	6,093	438,206
KeyCorp	18,496	413,940
Lloyds Banking Group plc	1,730,493	1,059,405
M&T Bank Corp.	2,563	434,429
Mediobanca Banca di Credito Finanziario SpA	15,136	153,358
Mitsubishi UFJ Financial Group, Inc.	291,274	1,807,989
Mizrahi Tefahot Bank Ltd.	3,437	133,699
Mizuho Financial Group, Inc.	58,735	751,803
National Australia Bank Ltd.	79,751	1,915,775
NatWest Group plc	137,826	387,817
Nordea Bank Abp (Aquis Stock Exchange)	1,774	18,292
Nordea Bank Abp (Turquoise Stock Exchange)	76,357	786,303
Oversea-Chinese Banking Corp. Ltd.	82,150	746,665
People’s United Financial, Inc.	8,521	170,335
PNC Financial Services Group, Inc. (The)	8,364	1,542,740
Raiffeisen Bank International AG	3,607	50,989
Regions Financial Corp.	18,758	417,553
Resona Holdings, Inc.(x)	50,126	214,651
Shizuoka Bank Ltd. (The)(x)	10,861	76,702
Signature Bank	1,249	366,569
Skandinaviska Enskilda Banken AB, Class A	39,664	429,484
Societe Generale SA	19,757	528,533
Standard Chartered plc	63,786	422,987
Sumitomo Mitsui Financial Group, Inc.	31,796	1,014,745
Sumitomo Mitsui Trust Holdings, Inc.	8,223	268,641
SVB Financial Group*	1,170	654,557
Svenska Handelsbanken AB, Class A	35,547	327,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Swedbank AB, Class A(x)	22,070	$329,369
Truist Financial Corp.	26,582	1,507,199
UniCredit SpA	51,541	556,486
United Overseas Bank Ltd.	27,993	656,605
US Bancorp	26,892	1,429,310
Wells Fargo & Co.	77,379	3,749,786
Westpac Banking Corp.	89,408	1,610,054
Zions Bancorp NA	3,019	197,926

		63,720,617

Capital Markets (1.6%)
3i Group plc	23,718	429,033
abrdn plc	53,147	148,751
Ameriprise Financial, Inc.	2,208	663,195
Amundi SA(m)	1,484	101,258
ASX Ltd.	4,718	286,382
Bank of New York Mellon Corp. (The)	14,732	731,149
BlackRock, Inc.	2,839	2,169,479
Cboe Global Markets, Inc.	2,124	243,028
Charles Schwab Corp. (The)	29,937	2,523,988
CME Group, Inc.	7,157	1,702,364
Credit Suisse Group AG (Registered)	64,602	509,717
Daiwa Securities Group, Inc.(x)	35,178	199,186
Deutsche Bank AG (Registered)*	50,370	643,179
Deutsche Boerse AG	4,630	831,728
EQT AB	7,211	282,387
Euronext NV(m)	2,088	189,599
FactSet Research Systems, Inc.	753	326,915
Franklin Resources, Inc.	5,599	156,324
Futu Holdings Ltd. (ADR)(x)*	1,240	40,374
Goldman Sachs Group, Inc. (The)	6,723	2,219,262
Hargreaves Lansdown plc	8,669	114,216
Hong Kong Exchanges & Clearing Ltd.	28,355	1,336,285
Intercontinental Exchange, Inc.	11,188	1,478,159
Invesco Ltd.	6,796	156,716
Japan Exchange Group, Inc.	12,414	231,307
Julius Baer Group Ltd.	5,391	312,714
London Stock Exchange Group plc	8,019	837,791
Macquarie Group Ltd.	8,259	1,242,390
MarketAxess Holdings, Inc.	757	257,531
Moody’s Corp.	3,221	1,086,798
Morgan Stanley	28,229	2,467,215
MSCI, Inc.	1,618	813,660
Nasdaq, Inc.	2,331	415,384
Nomura Holdings, Inc.	74,775	313,343
Northern Trust Corp.	4,137	481,754
Partners Group Holding AG	554	688,271
Raymond James Financial, Inc.	3,721	408,975
S&P Global, Inc.	7,053	2,893,000
SBI Holdings, Inc.(x)	5,870	148,346
Schroders plc	3,029	127,645
Singapore Exchange Ltd.	19,517	143,122
St James’s Place plc	13,166	248,239
State Street Corp.	7,288	634,931
T. Rowe Price Group, Inc.	4,564	690,031
UBS Group AG (Registered)	85,721	1,674,731

		33,599,852

Consumer Finance (0.2%)
American Express Co.	12,248	2,290,376
Capital One Financial Corp.	8,242	1,082,092
Discover Financial Services	5,735	631,940
Synchrony Financial	10,380	361,328

		4,365,736

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	36,469	12,870,275
Eurazeo SE	965	81,101
EXOR NV	2,643	201,587
Groupe Bruxelles Lambert SA	2,667	276,581
Industrivarden AB, Class A	3,178	90,323
Industrivarden AB, Class C	3,961	110,535
Investor AB, Class A	12,154	282,370
Investor AB, Class B	44,403	964,256
Kinnevik AB, Class B(x)*	5,901	153,579
L E Lundbergforetagen AB, Class B	1,852	94,078
M&G plc	63,363	183,534
Mitsubishi HC Capital, Inc.	16,009	74,511
ORIX Corp.	29,691	592,602
Sofina SA	376	136,355
Tokyo Century Corp.	825	30,272
Wendel SE	654	66,543

		16,208,502

Insurance (1.7%)
Admiral Group plc	4,745	158,952
Aegon NV	43,633	230,272
Aflac, Inc.	11,947	769,267
Ageas SA/NV	4,190	210,864
AIA Group Ltd.	294,082	3,078,872
Allianz SE (Registered)	9,955	2,377,199
Allstate Corp. (The)	5,588	773,994
American International Group, Inc.	16,534	1,037,839
Aon plc, Class A	4,277	1,392,719
Arthur J Gallagher & Co.	4,151	724,765
Assicurazioni Generali SpA(x)	26,973	617,185
Assurant, Inc.	1,135	206,377
Aviva plc	92,371	545,259
AXA SA	47,446	1,385,609
Baloise Holding AG (Registered)	1,116	198,865
Brown & Brown, Inc.	4,669	337,429
Chubb Ltd.	8,577	1,834,620
Cincinnati Financial Corp.	2,984	405,705
CNP Assurances	4,183	100,856
Dai-ichi Life Holdings, Inc.(x)	24,438	497,167
Everest Re Group Ltd.	784	236,282
Gjensidige Forsikring ASA	4,874	120,915
Globe Life, Inc.	1,850	186,110
Hannover Rueck SE	1,469	250,193
Hartford Financial Services Group, Inc. (The)	6,669	478,901
Insurance Australia Group Ltd.	60,078	195,645
Japan Post Holdings Co. Ltd.	59,621	437,941
Japan Post Insurance Co. Ltd.(x)	4,804	84,036
Legal & General Group plc	145,500	515,925
Lincoln National Corp.	3,317	216,799
Loews Corp.	3,905	253,122
Marsh & McLennan Cos., Inc.	10,054	1,713,403
Medibank Pvt Ltd.	67,118	153,688
MetLife, Inc.	13,973	982,022
MS&AD Insurance Group Holdings, Inc.	10,802	350,961
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,414	914,496
NN Group NV	6,585	331,889
Phoenix Group Holdings plc	17,051	136,711
Poste Italiane SpA(m)	12,732	144,434
Principal Financial Group, Inc.	4,838	355,158
Progressive Corp. (The)	11,637	1,326,502
Prudential Financial, Inc.	7,527	889,466
Prudential plc	66,933	988,719
QBE Insurance Group Ltd.	35,984	306,680
Sampo OYJ, Class A	12,154	593,260
Sompo Holdings, Inc.	7,593	333,995
Suncorp Group Ltd.	30,771	254,442
Swiss Life Holding AG (Registered)	769	490,842
Swiss Re AG	7,350	699,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
T&D Holdings, Inc.(x)	12,825	$173,994
Tokio Marine Holdings, Inc.(x)	15,252	887,089
Travelers Cos., Inc. (The)	4,803	877,652
Tryg A/S	8,775	212,748
W R Berkley Corp.	4,144	275,949
Willis Towers Watson plc	2,431	574,251
Zurich Insurance Group AG	3,667	1,807,936

		35,635,383

Total Financials		153,530,090

Health Care (7.3%)
Biotechnology (0.9%)
AbbVie, Inc.	35,204	5,706,920
Amgen, Inc.	11,216	2,712,253
Argenx SE*	1,117	354,146
Biogen, Inc.*	2,925	616,005
CSL Ltd.	11,668	2,317,229
Genmab A/S*	1,601	579,980
Gilead Sciences, Inc.	24,979	1,485,002
Grifols SA	7,269	131,493
Incyte Corp.*	3,746	297,507
Moderna, Inc.*	7,024	1,209,954
Regeneron Pharmaceuticals, Inc.*	2,125	1,484,143
Vertex Pharmaceuticals, Inc.*	5,069	1,322,857

		18,217,489

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	35,212	4,167,692
ABIOMED, Inc.*	906	300,104
Alcon, Inc.	12,178	961,978
Align Technology, Inc.*	1,460	636,560
Ambu A/S, Class B(x)	4,083	59,963
Asahi Intecc Co. Ltd.	5,197	101,688
Baxter International, Inc.	9,970	773,074
Becton Dickinson and Co.	5,671	1,508,486
BioMerieux	1,009	107,546
Boston Scientific Corp.*	28,376	1,256,773
Carl Zeiss Meditec AG	981	159,067
Cochlear Ltd.	1,603	267,058
Coloplast A/S, Class B	2,895	438,455
Cooper Cos., Inc. (The)	982	410,073
Demant A/S*	2,633	119,108
Dentsply Sirona, Inc.	4,353	214,255
Dexcom, Inc.*	1,930	987,388
DiaSorin SpA	613	95,985
Edwards Lifesciences Corp.*	12,433	1,463,613
Fisher & Paykel Healthcare Corp. Ltd.	14,063	236,306
Getinge AB, Class B	5,574	221,873
GN Store Nord A/S(x)	3,030	147,866
Hologic, Inc.*	4,978	382,410
Hoya Corp.	8,932	1,019,246
IDEXX Laboratories, Inc.*	1,689	923,984
Inmode Ltd.*	1,209	44,624
Intuitive Surgical, Inc.*	7,124	2,149,168
Koninklijke Philips NV	22,358	683,998
Medtronic plc	26,775	2,970,686
Olympus Corp.(x)	26,844	509,993
ResMed, Inc.	2,912	706,189
Sartorius AG (Preference)(q)	639	283,786
Siemens Healthineers AG(m)	6,872	426,123
Smith & Nephew plc	21,429	341,570
Sonova Holding AG (Registered)	1,309	545,985
STERIS plc	1,994	482,089
Straumann Holding AG (Registered)	253	404,836
Stryker Corp.	6,686	1,787,502
Sysmex Corp.	4,070	295,541
Teleflex, Inc.	933	331,056
Terumo Corp.	15,719	476,062
Zimmer Biomet Holdings, Inc.	4,137	529,122

		29,928,881

Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	2,999	463,975
Amplifon SpA	3,034	135,474
Anthem, Inc.	4,833	2,374,066
Cardinal Health, Inc.	5,517	312,814
Centene Corp.*	11,619	978,204
Cigna Corp.	6,431	1,540,932
CVS Health Corp.	26,136	2,645,225
DaVita, Inc.*	1,227	138,786
Fresenius Medical Care AG & Co. KGaA	4,998	335,179
Fresenius SE & Co. KGaA	10,207	375,578
HCA Healthcare, Inc.	4,769	1,195,207
Henry Schein, Inc.*	2,761	240,732
Humana, Inc.	2,560	1,114,035
Laboratory Corp. of America Holdings*	1,854	488,826
McKesson Corp.	2,983	913,186
Medipal Holdings Corp.(x)	4,419	72,824
Molina Healthcare, Inc.*	1,163	387,965
NMC Health plc(r)*	3,800	—
Orpea SA	1,260	54,376
Quest Diagnostics, Inc.	2,370	324,358
Ramsay Health Care Ltd.	4,462	216,097
Ryman Healthcare Ltd.(x)	10,357	67,123
Sonic Healthcare Ltd.	11,105	292,418
UnitedHealth Group, Inc.	18,755	9,564,487
Universal Health Services, Inc., Class B	1,456	211,047

		24,442,914

Health Care Technology (0.1%)
Cerner Corp.	5,859	548,168
M3, Inc.	10,742	388,769

		936,937

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	5,981	791,466
Bachem Holding AG (Registered), Class B	151	82,861
Bio-Rad Laboratories, Inc., Class A*	430	242,189
Bio-Techne Corp.	782	338,637
Charles River Laboratories International, Inc.*	1,005	285,390
Danaher Corp.	12,672	3,717,078
Eurofins Scientific SE	3,275	324,660
Illumina, Inc.*	3,112	1,087,333
IQVIA Holdings, Inc.*	3,804	879,523
Lonza Group AG (Registered)	1,815	1,314,937
Mettler-Toledo International, Inc.*	458	628,921
PerkinElmer, Inc.	2,513	438,418
QIAGEN NV*	5,625	276,108
Sartorius Stedim Biotech	674	276,237
Thermo Fisher Scientific, Inc.	7,847	4,634,830
Waters Corp.*	1,215	377,124
West Pharmaceutical Services, Inc.	1,475	605,797

		16,301,509

Pharmaceuticals (3.0%)
Astellas Pharma, Inc.	45,318	710,420
AstraZeneca plc	37,754	5,006,604
Bayer AG (Registered)	23,943	1,638,114
Bristol-Myers Squibb Co.	43,405	3,169,867
Catalent, Inc.*	3,567	395,580
Chugai Pharmaceutical Co. Ltd.	16,271	544,156
Daiichi Sankyo Co. Ltd.	42,644	935,543
Eisai Co. Ltd.	5,698	264,062
Eli Lilly and Co.	15,811	4,527,796
GlaxoSmithKline plc	122,631	2,644,408

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hikma Pharmaceuticals plc	4,231	$113,832
Ipsen SA	919	114,800
Johnson & Johnson	52,423	9,290,928
Kyowa Kirin Co. Ltd.	6,531	151,522
Merck & Co., Inc.	50,300	4,127,115
Merck KGaA	3,150	659,701
Nippon Shinyaku Co. Ltd.	1,147	77,988
Novartis AG (Registered)	53,397	4,682,995
Novo Nordisk A/S, Class B	41,039	4,544,933
Ono Pharmaceutical Co. Ltd.	8,987	225,705
Organon & Co.	5,049	176,362
Orion OYJ, Class B	2,588	117,435
Otsuka Holdings Co. Ltd.	9,498	328,559
Pfizer, Inc.	111,770	5,786,333
Recordati Industria Chimica e Farmaceutica SpA	2,548	128,094
Roche Holding AG	17,123	6,771,724
Roche Holding AG CHF 1	780	341,032
Sanofi	27,714	2,826,392
Santen Pharmaceutical Co. Ltd.	8,759	87,682
Shionogi & Co. Ltd.	6,394	392,680
Sumitomo Pharma Co. Ltd.(x)	4,339	42,848
Taisho Pharmaceutical Holdings Co. Ltd.(x)	877	40,678
Takeda Pharmaceutical Co. Ltd.	38,487	1,101,492
Teva Pharmaceutical Industries Ltd. (ADR)*	26,881	252,413
UCB SA	3,081	368,834
Viatris, Inc.	24,083	262,023
Vifor Pharma AG*	1,188	211,810
Zoetis, Inc.	9,421	1,776,706

		64,839,166

Total Health Care		154,666,896

Industrials (5.6%)
Aerospace & Defense (0.8%)
Airbus SE*	14,368	1,736,711
BAE Systems plc	77,312	728,779
Boeing Co. (The)*	10,913	2,089,840
Dassault Aviation SA	610	96,979
Elbit Systems Ltd.	646	141,419
General Dynamics Corp.	4,590	1,107,016
Howmet Aerospace, Inc.	7,558	271,635
Huntington Ingalls Industries, Inc.	798	159,153
L3Harris Technologies, Inc.	3,907	970,772
Lockheed Martin Corp.	4,826	2,130,196
MTU Aero Engines AG	1,302	302,515
Northrop Grumman Corp.	2,922	1,306,777
Raytheon Technologies Corp.	29,717	2,944,063
Rolls-Royce Holdings plc*	203,930	268,127
Safran SA	8,329	978,909
Singapore Technologies Engineering Ltd.	37,165	112,657
Textron, Inc.	4,389	326,454
Thales SA	2,600	328,315
TransDigm Group, Inc.*	1,049	683,465

		16,683,782

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,588	278,753
Deutsche Post AG (Registered)	24,158	1,160,032
DSV A/S	4,972	950,729
Expeditors International of Washington, Inc.	3,373	347,959
FedEx Corp.	4,854	1,123,167
InPost SA*	4,874	30,636
SG Holdings Co. Ltd.(x)	7,758	146,207
United Parcel Service, Inc., Class B	14,520	3,113,959
Yamato Holdings Co. Ltd.	7,081	132,559

		7,284,001

Airlines (0.1%)
Alaska Air Group, Inc.*	2,507	145,431
American Airlines Group, Inc.(x)*	12,898	235,388
ANA Holdings, Inc.(x)*	3,852	80,420
Delta Air Lines, Inc.*	12,745	504,320
Deutsche Lufthansa AG (Registered)(x)*	14,567	118,095
Japan Airlines Co. Ltd.*	3,459	64,379
Qantas Airways Ltd.*	22,523	86,534
Singapore Airlines Ltd.*	31,844	128,536
Southwest Airlines Co.*	11,795	540,211
United Airlines Holdings, Inc.(x)*	6,448	298,929

		2,202,243

Building Products (0.4%)
A O Smith Corp.	2,617	167,200
AGC, Inc.	4,661	186,284
Allegion plc	1,786	196,067
Assa Abloy AB, Class B	24,427	658,638
Carrier Global Corp.	17,036	781,441
Cie de Saint-Gobain	12,330	733,759
Daikin Industries Ltd.	6,079	1,106,833
Fortune Brands Home & Security, Inc.	2,703	200,779
Geberit AG (Registered)	875	538,658
Johnson Controls International plc	13,992	917,456
Kingspan Group plc	3,755	364,955
Lixil Corp.(x)	6,474	120,475
Masco Corp.	4,778	243,678
Nibe Industrier AB, Class B	34,762	383,110
ROCKWOOL International A/S, Class B	204	67,379
TOTO Ltd.	3,428	137,697
Trane Technologies plc	4,650	710,055
Xinyi Glass Holdings Ltd.	44,000	105,701

		7,620,165

Commercial Services & Supplies (0.2%)
Brambles Ltd.	34,961	257,805
Cintas Corp.	1,756	746,985
Copart, Inc.*	4,251	533,373
Dai Nippon Printing Co. Ltd.(x)	5,338	125,375
Rentokil Initial plc	45,314	312,105
Republic Services, Inc.	4,159	551,068
Rollins, Inc.	4,507	157,970
Secom Co. Ltd.(x)	5,094	369,094
Securitas AB, Class B	7,631	85,977
Sohgo Security Services Co. Ltd.	1,689	55,156
Toppan, Inc.	6,318	111,617
Waste Management, Inc.	7,664	1,214,744

		4,521,269

Construction & Engineering (0.1%)
ACS Actividades de Construccion y
Servicios SA(x)	5,680	152,681
Bouygues SA	5,592	194,942
Eiffage SA	2,030	208,070
Ferrovial SA	11,821	312,948
Kajima Corp.	10,880	132,502
Obayashi Corp.	15,771	115,965
Quanta Services, Inc.	2,838	373,509
Shimizu Corp.(x)	13,426	80,691
Skanska AB, Class B(x)	8,291	185,483
Taisei Corp.(x)	4,576	132,283
Vinci SA	13,124	1,341,767

		3,230,841

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	39,851	1,289,321
AMETEK, Inc.	4,606	613,427
Eaton Corp. plc	7,937	1,204,519
Emerson Electric Co.	11,828	1,159,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fuji Electric Co. Ltd.	3,034	$151,319
Generac Holdings, Inc.*	1,256	373,359
Legrand SA	6,518	619,647
Mitsubishi Electric Corp.	44,440	511,495
Nidec Corp.	10,892	862,927
Prysmian SpA	6,208	211,466
Rockwell Automation, Inc.	2,314	647,989
Schneider Electric SE	13,175	2,199,652
Siemens Energy AG	9,740	222,546
Siemens Gamesa Renewable Energy SA(x)*	5,810	101,994
Vestas Wind Systems A/S	24,611	726,643

		10,896,039

Industrial Conglomerates (0.6%)
3M Co.	11,372	1,693,063
CK Hutchison Holdings Ltd.	65,211	478,105
DCC plc	2,403	186,244
General Electric Co.	21,891	2,003,027
Hitachi Ltd.	23,534	1,179,253
Honeywell International, Inc.	13,657	2,657,379
Investment AB Latour, Class B	3,608	114,613
Jardine Matheson Holdings Ltd. (London Stock Exchange)	4,056	220,200
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	905	49,638
Keppel Corp. Ltd.	34,854	164,569
Lifco AB, Class B	5,681	144,170
Melrose Industries plc	106,562	172,492
Roper Technologies, Inc.	2,101	992,155
Siemens AG (Registered)	18,644	2,583,354
Smiths Group plc	9,643	182,791
Toshiba Corp.(x)	9,427	357,714

		13,178,767

Machinery (1.1%)
Alfa Laval AB	7,667	263,658
Alstom SA(x)	7,733	180,264
Atlas Copco AB, Class A	16,365	849,319
Atlas Copco AB, Class B	9,510	431,280
Caterpillar, Inc.	10,772	2,400,217
CNH Industrial NV	24,939	394,886
Cummins, Inc.	2,836	581,692
Daifuku Co. Ltd.(x)	2,397	171,235
Daimler Truck Holding AG*	10,028	278,588
Deere & Co.	5,585	2,320,344
Dover Corp.	2,867	449,832
Epiroc AB, Class A	16,061	343,684
Epiroc AB, Class B	9,504	171,076
FANUC Corp.	4,641	816,159
Fortive Corp.	7,140	435,040
GEA Group AG	3,739	154,482
Hino Motors Ltd.(x)	6,923	40,506
Hitachi Construction Machinery Co. Ltd.(x)	2,551	66,104
Hoshizaki Corp.	1,297	88,959
Husqvarna AB, Class B	10,201	106,325
IDEX Corp.	1,514	290,279
Illinois Tool Works, Inc.	5,688	1,191,067
Ingersoll Rand, Inc.	8,116	408,641
KION Group AG	1,758	116,909
Knorr-Bremse AG	1,767	135,754
Komatsu Ltd.	21,268	510,340
Kone OYJ, Class B	8,283	433,826
Kornit Digital Ltd.*	1,134	93,771
Kubota Corp.	24,986	468,437
Kurita Water Industries Ltd.	2,396	88,437
Makita Corp.(x)	5,363	171,770
Minebea Mitsumi, Inc.(x)	8,787	191,415
MISUMI Group, Inc.	6,881	204,735
Mitsubishi Heavy Industries Ltd.(x)	7,766	255,757
Miura Co. Ltd.(x)	2,100	51,793
NGK Insulators Ltd.(x)	6,101	87,104
Nordson Corp.	1,078	244,792
Otis Worldwide Corp.	8,462	651,151
PACCAR, Inc.	6,916	609,092
Parker-Hannifin Corp.	2,558	725,858
Pentair plc	3,295	178,622
Rational AG	125	86,735
Sandvik AB	27,514	584,133
Schindler Holding AG	992	211,497
Schindler Holding AG (Registered)	490	103,895
SKF AB, Class B(x)	9,318	151,463
SMC Corp.	1,417	791,413
Snap-on, Inc.	1,064	218,631
Spirax-Sarco Engineering plc	1,798	294,643
Stanley Black & Decker, Inc.	3,247	453,898
Techtronic Industries Co. Ltd.	33,515	539,920
Toyota Industries Corp.	3,532	243,108
VAT Group AG(m)	658	250,895
Volvo AB, Class A	4,880	93,278
Volvo AB, Class B	34,841	649,837
Wartsila OYJ Abp	11,536	105,363
Westinghouse Air Brake Technologies Corp.	3,720	357,753
Xylem, Inc.	3,591	306,169
Yaskawa Electric Corp.	5,810	226,917

		23,322,748

Marine (0.1%)
AP Moller - Maersk A/S, Class A	77	227,546
AP Moller - Maersk A/S, Class B	142	428,009
Kuehne + Nagel International AG (Registered)	1,324	375,150
Mitsui OSK Lines Ltd.(x)	6,300	174,892
Nippon Yusen KK(x)	3,892	340,132
SITC International Holdings Co. Ltd.	32,000	112,960

		1,658,689

Professional Services (0.4%)
Adecco Group AG (Registered)	3,894	176,246
Benefit One, Inc.(x)	1,900	39,781
Bureau Veritas SA	7,166	204,684
Equifax, Inc.	2,429	575,916
Experian plc	22,490	867,327
Intertek Group plc	3,933	268,586
Jacobs Engineering Group, Inc.	2,573	354,585
Leidos Holdings, Inc.	2,795	301,916
Nielsen Holdings plc	7,145	194,630
Nihon M&A Center Holdings, Inc.	7,300	101,445
Persol Holdings Co. Ltd.	4,282	95,983
Randstad NV(x)	2,914	174,905
Recruit Holdings Co. Ltd.	32,992	1,444,299
RELX plc (London Stock Exchange)	9,843	306,591
RELX plc (Turquoise Stock Exchange)	37,306	1,161,385
Robert Half International, Inc.	2,180	248,912
SGS SA (Registered)	147	408,456
Teleperformance	1,432	546,051
Verisk Analytics, Inc.	3,209	688,748
Wolters Kluwer NV	6,397	680,958

		8,841,404

Road & Rail (0.5%)
Aurizon Holdings Ltd.	44,860	123,181
Central Japan Railway Co.(x)	3,434	447,580
CSX Corp.	44,167	1,654,054
East Japan Railway Co.	7,332	425,549
Grab Holdings Ltd., Class A(x)*	26,454	92,589
Hankyu Hanshin Holdings, Inc.	5,558	160,767
JB Hunt Transport Services, Inc.	1,673	335,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Keio Corp.(x)	2,460	$96,039
Keisei Electric Railway Co. Ltd.	3,131	87,140
Kintetsu Group Holdings Co. Ltd.(x)	4,142	118,500
MTR Corp. Ltd.	37,264	201,106
Nippon Express Holdings, Inc.	1,871	128,608
Norfolk Southern Corp.	4,775	1,361,926
Odakyu Electric Railway Co. Ltd.(x)	7,126	118,326
Old Dominion Freight Line, Inc.	1,855	554,052
Tobu Railway Co. Ltd.	4,530	110,215
Tokyu Corp.	12,124	157,474
Union Pacific Corp.	12,683	3,465,123
West Japan Railway Co.	5,279	219,110

		9,857,261

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	3,282	165,019
Ashtead Group plc	10,873	685,414
Brenntag SE	3,765	304,434
Bunzl plc	8,222	319,674
Fastenal Co.	11,461	680,783
Ferguson plc	5,387	731,231
IMCD NV	1,389	236,169
ITOCHU Corp.(x)	28,903	980,449
Marubeni Corp.(x)	38,082	444,286
Mitsubishi Corp.(x)	30,681	1,156,001
Mitsui & Co. Ltd.	37,980	1,034,564
MonotaRO Co. Ltd.	6,036	129,349
Reece Ltd.	7,084	99,937
Sumitomo Corp.(x)	27,381	474,798
Toyota Tsusho Corp.	5,094	209,601
United Rentals, Inc.*	1,442	512,213
WW Grainger, Inc.	862	444,611

		8,608,533

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	1,828	302,820
Aeroports de Paris*	723	108,277
Atlantia SpA*	12,075	251,108
Auckland International Airport Ltd.*	30,506	164,963
Getlink SE	10,723	193,114
Transurban Group	74,814	753,723

		1,774,005

Total Industrials		119,679,747

Information Technology (11.6%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	4,467	620,824
Cisco Systems, Inc.	83,986	4,683,059
F5, Inc.*	1,209	252,620
Juniper Networks, Inc.	6,475	240,611
Motorola Solutions, Inc.	3,363	814,519
Nokia OYJ*	131,403	723,359
Telefonaktiebolaget LM Ericsson, Class B(x)	71,134	650,875

		7,985,867

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	11,927	898,699
Azbil Corp.(x)	3,000	99,923
CDW Corp.	2,703	483,540
Corning, Inc.	14,875	549,036
Halma plc	9,252	302,001
Hamamatsu Photonics KK	3,374	179,570
Hexagon AB, Class B	47,437	665,526
Hirose Electric Co. Ltd.(x)	720	104,620
Ibiden Co. Ltd.	2,500	122,631
IPG Photonics Corp.*	711	78,039
Keyence Corp.	4,780	2,222,356
Keysight Technologies, Inc.*	3,645	575,801
Kyocera Corp.	7,786	437,641
Murata Manufacturing Co. Ltd.	13,940	921,513
Nippon Electric Glass Co. Ltd.	1	13
Omron Corp.	4,490	299,361
Shimadzu Corp.	5,683	195,693
TDK Corp.	9,429	340,443
TE Connectivity Ltd.	6,483	849,143
Teledyne Technologies, Inc.*	929	439,073
Trimble, Inc.*	4,998	360,556
Venture Corp. Ltd.	6,130	79,077
Yokogawa Electric Corp.(x)	5,537	94,461
Zebra Technologies Corp., Class A*	1,057	437,281

		10,735,997

IT Services (1.8%)
Accenture plc, Class A	12,585	4,244,040
Adyen NV(m)*	484	956,176
Akamai Technologies, Inc.*	3,236	386,346
Amadeus IT Group SA*	10,979	715,128
Automatic Data Processing, Inc.	8,364	1,903,145
Bechtle AG	1,996	112,642
Broadridge Financial Solutions, Inc.	2,325	362,026
Capgemini SE	3,908	869,308
Cognizant Technology Solutions Corp., Class A	10,459	937,859
Computershare Ltd.	13,242	242,263
DXC Technology Co.*	4,868	158,843
Edenred	6,082	300,667
EPAM Systems, Inc.*	1,129	334,873
Fidelity National Information Services, Inc.	12,126	1,217,693
Fiserv, Inc.*	11,833	1,199,866
FleetCor Technologies, Inc.*	1,617	402,730
Fujitsu Ltd.	4,756	709,035
Gartner, Inc.*	1,638	487,240
Global Payments, Inc.	5,670	775,883
GMO Payment Gateway, Inc.	953	97,292
International Business Machines Corp.	17,858	2,321,897
Itochu Techno-Solutions Corp.	2,283	58,311
Jack Henry & Associates, Inc.	1,450	285,723
Mastercard, Inc., Class A	17,186	6,141,933
NEC Corp.	5,911	247,975
Nexi SpA(m)*	12,772	147,530
Nomura Research Institute Ltd.	8,138	266,155
NTT Data Corp.	15,334	300,756
Obic Co. Ltd.	1,619	242,588
Otsuka Corp.	2,727	96,838
Paychex, Inc.	6,394	872,589
PayPal Holdings, Inc.*	23,199	2,682,964
SCSK Corp.	3,800	65,119
TIS, Inc.	5,200	121,624
VeriSign, Inc.*	1,924	428,013
Visa, Inc., Class A	33,025	7,323,954
Wix.com Ltd.*	1,388	144,990
Worldline SA(m)*	5,810	251,882

		38,413,896

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	32,554	3,559,454
Advantest Corp.	4,774	374,456
Analog Devices, Inc.	10,461	1,727,948
Applied Materials, Inc.	17,683	2,330,620
ASM International NV	1,142	413,975
ASML Holding NV	10,074	6,719,353
Broadcom, Inc.	8,222	5,177,229
Disco Corp.	691	192,748
Enphase Energy, Inc.*	2,667	538,147
Infineon Technologies AG	31,827	1,087,319
Intel Corp.	81,087	4,018,672
KLA Corp.	3,001	1,098,546
Lam Research Corp.	2,778	1,493,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Lasertec Corp.	1,800	$302,621
Microchip Technology, Inc.	11,072	831,950
Micron Technology, Inc.	22,298	1,736,791
Monolithic Power Systems, Inc.	863	419,142
NVIDIA Corp.	49,783	13,583,789
NXP Semiconductors NV	5,296	980,184
Qorvo, Inc.*	2,159	267,932
QUALCOMM, Inc.	22,442	3,429,587
Renesas Electronics Corp.*	30,700	355,235
Rohm Co. Ltd.	2,083	161,894
Skyworks Solutions, Inc.	3,266	435,293
SolarEdge Technologies, Inc.*	1,046	337,199
STMicroelectronics NV	16,643	722,992
SUMCO Corp.	8,085	132,656
Teradyne, Inc.	3,246	383,775
Texas Instruments, Inc.	18,391	3,374,381
Tokyo Electron Ltd.	3,650	1,874,181

		58,061,550

Software (3.5%)
Adobe, Inc.*	9,393	4,279,639
ANSYS, Inc.*	1,737	551,758
Autodesk, Inc.*	4,380	938,853
AVEVA Group plc	2,939	93,833
Cadence Design Systems, Inc.*	5,519	907,655
Ceridian HCM Holding, Inc.*	2,724	186,213
Check Point Software Technologies Ltd.*	2,589	357,955
Citrix Systems, Inc.	2,484	250,636
CyberArk Software Ltd.*	969	163,519
Dassault Systemes SE	16,202	798,353
Fortinet, Inc.*	2,702	923,381
Intuit, Inc.	5,639	2,711,457
Microsoft Corp.	149,288	46,026,983
Nemetschek SE	1,407	136,487
Nice Ltd.*	1,538	336,684
NortonLifeLock, Inc.	11,587	307,287
Oracle Corp. (BMV Mexico Stock Exchange)	855	59,376
Oracle Corp. (Moscow Stock Exchange)	31,375	2,595,654
Paycom Software, Inc.*	959	332,178
PTC, Inc.*	2,096	225,781
Sage Group plc (The)	24,932	228,635
salesforce.com, Inc.*	19,615	4,164,657
SAP SE	25,449	2,839,684
ServiceNow, Inc.*	3,983	2,218,093
Sinch AB(m)*	12,750	86,332
Synopsys, Inc.*	3,055	1,018,140
Temenos AG (Registered)	1,638	156,948
Trend Micro, Inc.	3,215	187,673
Tyler Technologies, Inc.*	816	363,030
WiseTech Global Ltd.	3,564	134,267
Xero Ltd.*	3,262	247,069

		73,828,210

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	308,728	53,906,996
Brother Industries Ltd.(x)	5,717	104,108
Canon, Inc.	24,371	593,255
FUJIFILM Holdings Corp.	8,774	536,765
Hewlett Packard Enterprise Co.	25,757	430,399
HP, Inc.	21,561	782,664
Logitech International SA (Registered)	4,218	312,602
NetApp, Inc.	4,426	367,358
Ricoh Co. Ltd.(x)	16,323	141,616
Seagate Technology Holdings plc	4,010	360,499
Seiko Epson Corp.(x)	6,817	102,206
Western Digital Corp.*	6,231	309,369

		57,947,837

Total Information Technology		246,973,357

Materials (2.4%)
Chemicals (1.2%)
Air Liquide SA	11,548	2,020,198
Air Products and Chemicals, Inc.	4,415	1,103,353
Akzo Nobel NV	4,568	392,465
Albemarle Corp.	2,329	515,058
Arkema SA	1,496	178,477
Asahi Kasei Corp.	30,573	264,649
BASF SE	22,384	1,276,443
Celanese Corp.	2,151	307,313
CF Industries Holdings, Inc.	4,271	440,169
Chr Hansen Holding A/S	2,570	188,861
Clariant AG (Registered)*	5,258	91,047
Corteva, Inc.	14,477	832,138
Covestro AG(m)	4,708	237,887
Croda International plc	3,400	349,425
Dow, Inc.	14,651	933,562
DuPont de Nemours, Inc.	10,214	751,546
Eastman Chemical Co.	2,569	287,882
Ecolab, Inc.	4,965	876,620
EMS-Chemie Holding AG (Registered)	171	165,429
Evonik Industries AG	5,110	142,072
FMC Corp.	2,524	332,083
FUCHS PETROLUB SE (Preference)(q)	1,693	61,504
Givaudan SA (Registered)(x)	226	930,316
ICL Group Ltd.	17,213	204,640
International Flavors & Fragrances, Inc.	5,069	665,712
Johnson Matthey plc	4,716	115,560
JSR Corp.	4,877	143,800
Kansai Paint Co. Ltd.	4,270	68,605
Koninklijke DSM NV	4,260	761,345
LANXESS AG	1,999	88,405
Linde plc	10,207	3,260,422
LyondellBasell Industries NV, Class A	5,235	538,263
Mitsubishi Chemical Holdings Corp.	31,201	207,607
Mitsubishi Gas Chemical Co., Inc.(x)	3,787	64,297
Mitsui Chemicals, Inc.(x)	4,450	112,098
Mosaic Co. (The)	7,376	490,504
Nippon Paint Holdings Co. Ltd.	20,125	176,600
Nippon Sanso Holdings Corp.	3,657	69,488
Nissan Chemical Corp.	2,956	173,491
Nitto Denko Corp.	3,424	245,389
Novozymes A/S, Class B	5,006	342,619
Orica Ltd.	9,931	117,608
PPG Industries, Inc.	4,727	619,568
Sherwin-Williams Co. (The)	4,803	1,198,925
Shin-Etsu Chemical Co. Ltd.	8,606	1,311,428
Sika AG (Registered)	3,458	1,139,261
Solvay SA	1,806	177,809
Sumitomo Chemical Co. Ltd.(x)	36,279	166,306
Symrise AG	3,236	388,491
Toray Industries, Inc.	33,706	175,678
Tosoh Corp.	6,322	93,492
Umicore SA	4,804	207,519
Yara International ASA	4,035	201,214

		26,204,641

Construction Materials (0.1%)
CRH plc	18,827	753,826
HeidelbergCement AG	3,626	207,375
Holcim Ltd.*	12,759	622,915
James Hardie Industries plc (CHDI)	10,848	326,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Martin Marietta Materials, Inc.	1,242	$478,033
Vulcan Materials Co.	2,643	485,519

		2,874,126

Containers & Packaging (0.1%)
Amcor plc	30,143	341,520
Avery Dennison Corp.	1,649	286,876
Ball Corp.	6,450	580,500
International Paper Co.	7,712	355,909
Packaging Corp. of America	1,892	295,360
Sealed Air Corp.	2,950	197,532
Smurfit Kappa Group plc	5,997	265,804
Westrock Co.	5,241	246,484

		2,569,985

Metals & Mining (0.9%)
Anglo American plc	31,178	1,608,052
Antofagasta plc	9,610	209,846
ArcelorMittal SA	15,569	500,438
BHP Group Ltd. (ASE Stock Exchange)	72,189	2,811,757
BHP Group Ltd. (London Stock Exchange)	51,187	1,962,514
BlueScope Steel Ltd.	12,047	186,157
Boliden AB	6,665	337,988
Evolution Mining Ltd.	44,671	145,150
Fortescue Metals Group Ltd.	41,271	633,338
Freeport-McMoRan, Inc.	29,234	1,454,099
Glencore plc*	241,682	1,570,636
Hitachi Metals Ltd.*	5,177	86,621
JFE Holdings, Inc.(x)	11,888	167,297
Mineral Resources Ltd.	4,142	161,914
Newcrest Mining Ltd.	21,696	430,700
Newmont Corp.	15,880	1,261,666
Nippon Steel Corp.(x)	20,781	368,398
Norsk Hydro ASA	32,775	319,366
Northern Star Resources Ltd.	26,964	213,702
Nucor Corp.	5,416	805,088
Rio Tinto Ltd.	9,047	801,414
Rio Tinto plc	27,374	2,171,469
South32 Ltd.	113,660	423,248
Sumitomo Metal Mining Co. Ltd.(x)	6,013	303,613
voestalpine AG	2,828	84,007

		19,018,478

Paper & Forest Products (0.1%)
Mondi plc	11,833	229,397
Oji Holdings Corp.	19,684	97,859
Stora Enso OYJ, Class R	14,178	277,411
Svenska Cellulosa AB SCA, Class B(x)	14,765	286,688
UPM-Kymmene OYJ	13,007	424,427

		1,315,782

Total Materials		51,983,012

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)	2,898	583,222
American Tower Corp. (REIT)	9,069	2,278,314
Ascendas REIT (REIT)	81,115	174,917
AvalonBay Communities, Inc. (REIT)	2,783	691,214
Boston Properties, Inc. (REIT)	2,831	364,633
British Land Co. plc (The) (REIT)	21,458	148,627
CapitaLand Integrated Commercial Trust (REIT)	118,076	195,542
Covivio (REIT)	1,267	100,523
Crown Castle International Corp. (REIT)	8,607	1,588,852
Daiwa House REIT Investment Corp. (REIT)	75	201,818
Dexus (REIT)	26,213	213,327
Digital Realty Trust, Inc. (REIT)	5,651	801,312
Duke Realty Corp. (REIT)	7,584	440,327
Equinix, Inc. (REIT)	1,793	1,329,725
Equity Residential (REIT)	6,805	611,906
Essex Property Trust, Inc. (REIT)	1,299	448,778
Extra Space Storage, Inc. (REIT)	2,666	548,130
Federal Realty Investment Trust (REIT)	1,409	171,997
Gecina SA (REIT)	1,119	140,797
GLP J-REIT (REIT)	100	152,208
Goodman Group (REIT)	40,978	696,001
GPT Group (The) (REIT)	46,685	179,577
Healthpeak Properties, Inc. (REIT)	10,739	368,670
Host Hotels & Resorts, Inc. (REIT)	14,219	276,275
Iron Mountain, Inc. (REIT)	5,766	319,494
Japan Metropolitan Fund Invest (REIT)	212	179,141
Japan Real Estate Investment Corp. (REIT)(x)	53	277,720
Kimco Realty Corp. (REIT)	12,280	303,316
Klepierre SA (REIT)*	4,953	131,691
Land Securities Group plc (REIT)	17,167	176,237
Link REIT (REIT)	50,718	432,289
Mapletree Commercial Trust (REIT)	52,555	73,094
Mapletree Logistics Trust (REIT)	75,662	102,938
Mid-America Apartment Communities, Inc. (REIT)	2,297	481,107
Mirvac Group (REIT)	96,088	177,879
Nippon Building Fund, Inc. (REIT)	55	312,330
Nippon Prologis REIT, Inc. (REIT)	81	236,911
Nomura Real Estate Master Fund, Inc. (REIT)	165	218,160
Orix JREIT, Inc. (REIT)	106	143,702
Prologis, Inc. (REIT)	14,736	2,379,569
Public Storage (REIT)	3,038	1,185,671
Realty Income Corp. (REIT)	11,266	780,734
Regency Centers Corp. (REIT)	3,068	218,871
SBA Communications Corp. (REIT)	2,166	745,321
Scentre Group (REIT)	126,496	286,471
Segro plc (REIT)	29,305	516,240
Simon Property Group, Inc. (REIT)	6,544	860,929
Stockland (REIT)	58,178	183,648
UDR, Inc. (REIT)	5,955	341,638
Unibail-Rodamco-Westfield (REIT)*	3,039	227,355
Ventas, Inc. (REIT)	7,949	490,930
Vicinity Centres (REIT)	94,303	130,390
Vornado Realty Trust (REIT)	3,166	143,483
Welltower, Inc. (REIT)	8,668	833,342
Weyerhaeuser Co. (REIT)	14,881	563,990

		26,161,283

Real Estate Management & Development (0.3%)
Aroundtown SA	24,348	139,860
Azrieli Group Ltd.	1,034	90,720
Capitaland Investment Ltd.*	63,909	187,355
CBRE Group, Inc., Class A*	6,664	609,889
City Developments Ltd.	9,394	54,379
CK Asset Holdings Ltd.	48,599	332,161
Daito Trust Construction Co. Ltd.	1,506	159,786
Daiwa House Industry Co. Ltd.	13,711	358,210
ESR Cayman Ltd.(m)*	48,000	148,599
Fastighets AB Balder, Class B*	2,562	167,649
Hang Lung Properties Ltd.	48,886	98,356
Henderson Land Development Co. Ltd.	34,761	144,311

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	24,219	$115,767
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,994	14,605
Hulic Co. Ltd.	9,269	83,223
LEG Immobilien SE	1,775	202,709
Lendlease Corp. Ltd.	16,787	139,519
Mitsubishi Estate Co. Ltd.	28,741	427,450
Mitsui Fudosan Co. Ltd.	22,300	477,108
New World Development Co. Ltd.	36,055	146,402
Nomura Real Estate Holdings, Inc.	2,862	68,539
Sagax AB, Class B	3,925	118,736
Sino Land Co. Ltd.	81,110	104,719
Sumitomo Realty & Development Co. Ltd.(x)	7,483	206,838
Sun Hung Kai Properties Ltd.	31,481	375,007
Swire Pacific Ltd., Class A	11,142	67,991
Swire Properties Ltd.	28,335	70,253
Swiss Prime Site AG (Registered)	1,851	182,469
UOL Group Ltd.	10,763	55,791
Vonovia SE	17,980	840,695
Wharf Real Estate Investment Co. Ltd.	40,287	199,084

		6,388,180

Total Real Estate		32,549,463

Utilities (1.6%)
Electric Utilities (0.9%)
Alliant Energy Corp.	4,985	311,463
American Electric Power Co., Inc.	10,029	1,000,593
Chubu Electric Power Co., Inc.	15,667	162,320
CK Infrastructure Holdings Ltd.	15,810	105,791
CLP Holdings Ltd.	39,439	384,328
Constellation Energy Corp.	6,502	365,738
Duke Energy Corp.	15,318	1,710,408
Edison International	7,565	530,306
EDP - Energias de Portugal SA	67,654	333,224
Electricite de France SA(x)	13,256	124,889
Elia Group SA/NV	753	114,933
Endesa SA	7,740	168,909
Enel SpA	198,221	1,323,729
Entergy Corp.	4,002	467,234
Evergy, Inc.	4,566	312,040
Eversource Energy	6,846	603,749
Exelon Corp.	19,505	929,023
FirstEnergy Corp.	11,354	520,694
Fortum OYJ	10,824	196,492
HK Electric Investments & HK Electric Investments Ltd.(m)	64,248	62,718
Iberdrola SA(x)	141,962	1,545,165
Kansai Electric Power Co., Inc. (The)(x)	17,084	161,184
Mercury NZ Ltd.	16,603	68,210
NextEra Energy, Inc.	39,073	3,309,874
NRG Energy, Inc.	4,876	187,043
Origin Energy Ltd.	42,923	198,623
Orsted A/S(m)*	4,610	580,499
Pinnacle West Capital Corp.	2,247	175,491
Power Assets Holdings Ltd.	33,126	215,774
PPL Corp.	14,949	426,943
Red Electrica Corp. SA	10,549	216,651
Southern Co. (The)	21,104	1,530,251
SSE plc	25,972	594,691
Terna - Rete Elettrica Nazionale	34,290	294,915
Tokyo Electric Power Co. Holdings, Inc.*	37,165	122,873
Verbund AG	1,659	174,680
Xcel Energy, Inc.	10,727	774,168

		20,305,616

Gas Utilities (0.1%)
APA Group	28,755	228,029
Atmos Energy Corp.	2,697	322,264
Enagas SA	6,065	134,772
Hong Kong & China Gas Co. Ltd.	272,666	329,821
Naturgy Energy Group SA(x)	4,726	141,131
Osaka Gas Co. Ltd.(x)	9,072	155,748
Snam SpA	49,145	283,811
Tokyo Gas Co. Ltd.	9,115	166,972

		1,762,548

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	13,276	341,592
EDP Renovaveis SA	7,023	180,884
Meridian Energy Ltd.	31,379	109,385
Uniper SE	2,229	57,327

		689,188

Multi-Utilities (0.5%)
Ameren Corp.	5,130	480,989
CenterPoint Energy, Inc.	12,523	383,705
CMS Energy Corp.	5,770	403,554
Consolidated Edison, Inc.	7,044	666,926
Dominion Energy, Inc.	16,130	1,370,566
DTE Energy Co.	3,858	510,066
E.ON SE	54,716	636,330
Engie SA	44,513	583,495
National Grid plc	88,153	1,354,003
NiSource, Inc.	7,820	248,676
Public Service Enterprise Group, Inc.	10,069	704,830
RWE AG	15,656	682,888
Sempra Energy	6,359	1,069,075
Veolia Environnement SA	15,975	509,752
WEC Energy Group, Inc.	6,281	626,907

		10,231,762

Water Utilities (0.1%)
American Water Works Co., Inc.	3,615	598,391
Severn Trent plc	6,099	246,180
United Utilities Group plc	16,618	244,940

		1,089,511

Total Utilities		34,078,625

Total Common Stocks (53.9%) (Cost $609,230,037)		1,151,889,876

EXCHANGE TRADED FUND (ETF):
Equity (4.0%)
SPDR S&P MidCap 400 ETF Trust(x)	173,071	84,882,672

Total Exchange Traded Fund (4.0%) (Cost $87,451,143)		84,882,672

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.4%)
FHLB
2.500%, 2/13/24	$2,570,000	2,581,223
3.250%, 11/16/28	6,790,000	7,105,426
FHLMC
2.750%, 6/19/23	13,225,000	13,360,097
FNMA
2.875%, 9/12/23	18,168,000	18,361,046
1.875%, 9/24/26	9,601,000	9,369,063

Total U.S. Government Agency Securities		50,776,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
U.S. Treasury Obligations (39.0%)
U.S. Treasury Bonds
6.000%, 2/15/26	$9,962,000	$11,258,119
6.125%, 11/15/27	12,198,200	14,533,699
5.250%, 11/15/28	7,672,900	8,998,984
U.S. Treasury Notes
0.125%, 4/30/23	14,083,400	13,834,103
1.750%, 5/15/23	12,176,500	12,161,611
2.500%, 8/15/23	15,082,500	15,176,583
1.375%, 8/31/23	10,990,000	10,886,841
2.750%, 11/15/23#	26,189,300	26,421,335
2.125%, 11/30/23	18,477,800	18,458,934
2.250%, 12/31/23	77,145,200	77,170,311
0.875%, 1/31/24	4,741,100	4,623,737
2.500%, 1/31/24	13,421,200	13,472,536
2.750%, 2/15/24	29,673,900	29,918,324
2.125%, 3/31/24	11,858,500	11,815,226
2.250%, 11/15/24	8,677,800	8,628,423
1.500%, 11/30/24	13,094,100	12,766,924
2.000%, 2/15/25	8,726,400	8,610,253
0.500%, 3/31/25	7,374,700	6,955,384
2.125%, 5/15/25	13,058,700	12,912,154
0.250%, 6/30/25	30,698,400	28,550,264
2.000%, 8/15/25#	33,067,400	32,518,442
0.250%, 8/31/25	18,417,000	17,060,931
0.250%, 9/30/25	9,815,100	9,076,319
2.250%, 11/15/25	3,996,500	3,960,039
0.375%, 12/31/25	11,346,800	10,488,906
0.375%, 1/31/26	24,963,400	23,028,849
1.625%, 2/15/26	14,792,100	14,313,679
0.500%, 2/28/26	7,770,400	7,192,804
0.750%, 4/30/26	3,802,000	3,545,342
0.750%, 5/31/26	28,105,400	26,168,412
1.500%, 8/15/26	25,478,200	24,444,127
0.750%, 8/31/26	7,787,400	7,227,352
0.875%, 9/30/26	7,816,700	7,285,197
2.000%, 11/15/26	51,705,500	50,633,640
1.250%, 12/31/26	9,375,200	8,869,133
1.500%, 1/31/27	9,736,900	9,318,747
2.250%, 2/15/27	15,099,300	14,959,435
1.875%, 2/28/27	7,828,700	7,630,560
2.375%, 5/15/27	15,140,300	15,091,347
2.250%, 8/15/27	13,880,700	13,747,890
2.250%, 11/15/27	17,733,700	17,550,135
2.750%, 2/15/28	8,683,100	8,827,444
2.875%, 5/15/28	10,223,200	10,471,373
2.875%, 8/15/28	1,614,600	1,655,924
3.125%, 11/15/28	10,827,200	11,283,234
2.625%, 2/15/29	8,120,500	8,226,788
2.375%, 5/15/29	8,204,400	8,189,017
1.625%, 8/15/29	6,115,800	5,804,754
1.500%, 2/15/30	5,559,300	5,215,954
0.625%, 5/15/30	13,950,000	12,169,278
0.625%, 8/15/30	17,255,900	14,996,456
0.875%, 11/15/30	19,165,900	16,986,095
1.125%, 2/15/31	21,370,400	19,306,158
1.625%, 5/15/31	15,017,200	14,148,111
1.250%, 8/15/31	13,794,000	12,543,865
1.375%, 11/15/31	11,029,000	10,120,831
1.875%, 2/15/32	3,869,200	3,715,036

Total U.S. Treasury Obligations		834,925,349

Total Long-Term Debt Securities (41.4%) (Cost $917,587,912)		885,702,204

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	8,000,000	8,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.8%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $27,196,751, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $27,740,493.(xx)	$27,196,562	27,196,562
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $8,000,700, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $8,846,390.(xx)	8,000,000	8,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $5,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $5,100,086.(xx)	5,000,000	5,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $20,000,222, collateralized by various Common Stocks; total market value $23,163,766.(xx)	20,000,000	20,000,000

Total Repurchase Agreements		60,196,562

Total Short-Term Investments (3.2%) (Cost $68,196,562)		68,196,562

Total Investments in Securities (102.5%) (Cost $1,682,465,654)		2,190,671,314
Other Assets Less Liabilities (-2.5%)		(53,607,864)

Net Assets (100%)		$2,137,063,450

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $27,904,621.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $6,370,884 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $74,437,890. This was collateralized by $9,489,881 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 2/15/52 and by cash of $68,196,562 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.6%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.5
Finland	0.2
France	1.9
Germany	1.5
Hong Kong	0.4
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.1
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Saudi Arabia	0.0	#
Singapore	0.3
South Africa	0.1
Spain	0.4
Sweden	0.6
Switzerland	1.9
Taiwan	0.0	#
United Arab Emirates	0.0	#
United Kingdom	2.3
United States	84.4
Cash and Other	(2.5)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	165	6/2022	EUR	6,978,170	(74,912)
FTSE 100 Index	145	6/2022	GBP	14,259,277	(49,736)
MSCI EAFE E-Mini Index	1	6/2022	USD	107,220	6,628
Russell 2000 E-Mini Index	824	6/2022	USD	85,135,680	2,445,584

					2,327,564

Short Contracts
S&P 500 E-Mini Index	(43)	6/2022	USD	(9,741,113)	(408,209)
SPI 200 Index	(45)	6/2022	AUD	(6,296,103)	(206,796)
TOPIX Index	(167)	6/2022	JPY	(26,701,618)	217,813
U.S. Treasury 2 Year Note	(320)	6/2022	USD	(67,815,000)	832,213
U.S. Treasury 5 Year Note	(128)	6/2022	USD	(14,680,000)	357,005
U.S. Treasury 10 Year Note	(545)	6/2022	USD	(66,966,875)	1,916,754

					2,708,780

					5,036,344

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	6,089,843	USD	6,520,354	Morgan Stanley	4/13/2022	71,919
USD	3,789,804	CHF	3,456,000	JPMorgan Chase Bank	4/13/2022	48,673
USD	46,355,339	CHF	42,804,035	Morgan Stanley	4/13/2022	19,846
AUD	3,844,503	USD	2,796,484	JPMorgan Chase Bank	4/28/2022	81,171
AUD	3,130,513	USD	2,291,346	Morgan Stanley	4/28/2022	51,879
JPY	3,380,502,636	USD	27,366,442	HSBC Bank plc	4/28/2022	414,661
USD	3,693,275	JPY	424,371,758	Citibank NA	4/28/2022	205,771
USD	33,955,393	JPY	3,949,048,486	HSBC Bank plc	4/28/2022	1,501,958
USD	17,650,281	JPY	2,037,915,908	Morgan Stanley	4/28/2022	902,609
USD	4,494,593	EUR	4,045,214	Deutsche Bank AG	5/12/2022	13,991
USD	18,871,563	EUR	16,931,243	JPMorgan Chase Bank	5/12/2022	118,004
USD	35,389,407	EUR	31,116,689	Morgan Stanley	5/12/2022	923,616
GBP	18,283,383	USD	23,885,320	Morgan Stanley	6/9/2022	125,625
SEK	44,847,718	USD	4,767,309	HSBC Bank plc	6/17/2022	11,771
SEK	89,739,505	USD	9,505,800	Morgan Stanley	6/17/2022	57,057

Total unrealized appreciation						4,548,551

CHF	7,069,450	USD	7,693,397	BNP Paribas	4/13/2022	(40,697)
CHF	3,401,176	USD	3,699,862	Goldman Sachs Bank USA	4/13/2022	(18,079)
CHF	3,388,155	USD	3,697,623	JPMorgan Chase Bank	4/13/2022	(29,936)
CHF	4,151,746	USD	4,522,974	JPMorgan Chase Bank	4/13/2022	(28,696)
USD	4,974,181	CHF	4,653,922	HSBC Bank plc	4/13/2022	(63,703)
USD	4,648,638	CHF	4,310,956	Morgan Stanley	4/13/2022	(17,984)
AUD	4,286,934	USD	3,211,123	Morgan Stanley	4/28/2022	(2,304)
JPY	2,872,195,425	USD	24,994,848	Goldman Sachs Bank USA	4/28/2022	(1,391,033)
JPY	1,286,209,918	USD	11,195,383	Morgan Stanley	4/28/2022	(625,260)
USD	24,749,199	AUD	34,948,351	Barclays Bank plc	4/28/2022	(1,410,041)
USD	2,000,992	AUD	2,787,000	Deutsche Bank AG	4/28/2022	(85,109)
EUR	40,156,962	USD	45,959,073	Morgan Stanley	5/12/2022	(1,480,001)
USD	41,902,599	EUR	38,050,419	Morgan Stanley	5/12/2022	(243,202)
USD	3,154,913	GBP	2,409,580	HSBC Bank plc	6/9/2022	(9,507)
NOK	69,349,703	USD	7,999,785	HSBC Bank plc	6/17/2022	(126,349)
NOK	240,875,912	USD	27,448,995	Morgan Stanley	6/17/2022	(101,780)

Total unrealized depreciation						(5,673,681)

Net unrealized depreciation						(1,125,130)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$72,297,334	$17,966,081	$—		$90,263,415
Consumer Discretionary	91,716,158	44,688,027	—		136,404,185
Consumer Staples	46,566,814	39,543,020	—		86,109,834
Energy	29,523,122	16,128,130	—		45,651,252
Financials	84,699,500	68,830,590	—	(b)	153,530,090
Health Care	104,093,331	50,573,565	—	(b)	154,666,896
Industrials	60,484,514	59,195,233	—		119,679,747
Information Technology	214,299,682	32,673,675	—		246,973,357
Materials	19,941,704	32,041,308	—		51,983,012
Real Estate	20,877,406	11,672,057	—		32,549,463
Utilities	20,882,559	13,196,066	—		34,078,625
Exchange Traded Funds	84,882,672	—	—		84,882,672
Forward Currency Contracts	—	4,548,551	—		4,548,551
Futures	5,775,997	—	—		5,775,997
Short-Term Investments
Investment Company	8,000,000	—	—		8,000,000
Repurchase Agreements	—	60,196,562	—		60,196,562
U.S. Government Agency Securities	—	50,776,855	—		50,776,855
U.S. Treasury Obligations	—	834,925,349	—		834,925,349

Total Assets	$864,040,793	$1,336,955,069	$—		$2,200,995,862

Liabilities:
Forward Currency Contracts	$—	$(5,673,681)	$—		$(5,673,681)
Futures	(739,653)	—	—		(739,653)

Total Liabilities	$(739,653)	$(5,673,681)	$—		$(6,413,334)

Total	$863,301,140	$1,331,281,388	$—		$2,194,582,528

(a)	A security with a market value of $73,094 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$615,032,570
Aggregate gross unrealized depreciation	(111,608,032)

Net unrealized appreciation	$503,424,538

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,691,157,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.7%)
Affirm Asset Securitization Trust,
Series 2020-A A
2.100%, 2/18/25§	$1,282,991	$1,280,552
Series 2021-A A
0.880%, 8/15/25§	1,000,000	994,742
Series 2021-Z1 A
1.070%, 8/15/25§	1,010,722	995,631
Series 2022-X1 A
1.750%, 2/15/27§	2,769,000	2,736,231
AGL CLO 12 Ltd.,
Series 2021-12A A1
1.414%, 7/20/34(l)§	3,900,765	3,874,564
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§	4,500,000	4,372,365
BHG Securitization Trust,
Series 2022-A A
1.710%, 2/20/35§	428,907	421,553
Brex Commercial Charge Card Master Trust,
Series 2021-1 A
2.090%, 7/15/24§	3,246,000	3,215,367
Series 2022-1 A
4.630%, 7/15/25§	2,436,000	2,432,299
Carmax Auto Owner Trust,
Series 2021-1 C
0.940%, 12/15/26	1,177,000	1,103,438
Carvana Auto Receivables Trust,
Series 2021-N1 C
1.300%, 1/10/28	3,616,000	3,564,279
Series 2021-N2 B
0.750%, 3/10/28	654,151	641,807
Series 2021-N3 C
1.020%, 6/12/28	1,453,000	1,409,152
Chase Auto Credit Linked Notes,
Series 2021-1 B
0.875%, 9/25/28§	3,040,613	2,992,815
Series 2021-2 B
0.889%, 12/26/28§	2,598,571	2,547,410
CPS Auto Receivables Trust,
Series 2021-A C
0.830%, 9/15/26§	3,921,000	3,846,773
Series 2022-A B
1.700%, 4/16/29§	2,195,000	2,145,627
Crossroads Asset Trust,
Series 2021-A B
1.120%, 6/20/25§	1,058,000	1,031,703
Donlen Fleet Lease Funding LLC,
Series 2021-2 C
1.200%, 12/11/34§	1,678,000	1,614,505
Drive Auto Receivables Trust,
Series 2021-1 C
1.020%, 6/15/27	1,230,000	1,211,991
Dryden 78 CLO Ltd.,
Series 2020-78A C
2.191%, 4/17/33(l)§	2,120,000	2,102,864
Series 2020-78A D
3.241%, 4/17/33(l)§	850,000	832,641
DT Auto Owner Trust,
Series 2021-2A C
1.100%, 2/16/27§	1,050,000	1,007,943
Elevation CLO Ltd.,
Series 2020-11A C
2.441%, 4/15/33(l)§	1,870,000	1,826,854
Encina Equipment Finance LLC,
Series 2021-1A B
1.210%, 2/16/27§	900,000	870,177
Exeter Automobile Receivables Trust,
Series 2021-1A C
0.740%, 1/15/26	3,332,000	3,269,088
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§	1,275,303	1,236,593
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§	2,862,000	2,670,268
Flagship Credit Auto Trust,
Series 2020-4 C
1.280%, 2/16/27§	3,820,000	3,723,866
Ford Credit Auto Owner Trust,
Series 2021-1 C
1.910%, 10/17/33§	1,168,000	1,089,875
Foursight Capital Automobile Receivables Trust,
Series 2021-1 C
1.020%, 9/15/26§	1,411,000	1,362,783
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
1.324%, 4/20/34(l)§	2,550,000	2,520,313
GSF Mortgage Corp.,
1.433%, 8/15/26(l)	428,924	411,712
2.435%, 8/15/26(l)	876,000	860,853
2.638%, 8/15/26(l)	98,000	94,628
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§	1,361,280	1,405,431
Hertz Vehicle Financing III LLC,
Series 2022-1A A
1.990%, 6/25/26§	2,488,000	2,397,961
Mission Lane Credit Card Master Trust,
Series 2021-A A
1.590%, 9/15/26§	808,000	788,427
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	1,324,558	1,242,139
Nelnet Student Loan Trust,
Series 2021-CA AFX
1.320%, 4/20/62§	2,757,107	2,624,988
OCP CLO Ltd.,
Series 2020-18A AR
1.344%, 7/20/32(l)§	3,424,000	3,379,474
Rad CLO 2 Ltd.,
Series 2018-2A AR
1.321%, 10/15/31(l)§	3,513,691	3,489,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Rad CLO 7 Ltd.,
Series 2020-7A C
2.241%, 4/17/33(l)§	$970,000	$969,406
Santander Consumer Auto Receivables Trust,
Series 2021-BA B
1.450%, 10/16/28§	2,834,049	2,807,626
Upstart Securitization Trust,
Series 2020-3 A
1.702%, 11/20/30§	1,120,959	1,117,250
Voya CLO Ltd.,
Series 2019-1A DR
3.091%, 4/15/31(l)§	800,000	765,128

Total Asset- Backed Securities		87,300,236

Collateralized Mortgage Obligations (3.4%)
Bellemeade Re Ltd.,
Series 2019-1A M1B
2.207%, 3/25/29(l)§	1,302,322	1,302,607
Series 2019-3A M1B
2.057%, 7/25/29(l)§	961,108	960,006
Series 2020-3A M1B
3.307%, 10/25/30(l)§	662,530	664,817
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
2.557%, 4/25/47(l)§	380,342	379,642
Collateralized Mortgage Obligation,
3.622%, 3/15/35(l)	2,920,000	2,831,998
Eagle RE Ltd.,
Series 2020-1 M1A
1.357%, 1/25/30(l)§	2,700,000	2,679,776
FHLMC,
Series 3017 CF
0.697%, 8/15/25(l)	73	73
Series 3305 FT
0.797%, 7/15/34(l)	56,553	56,683
Series 3349 FE
0.887%, 7/15/37(l)	1,020,396	1,027,407
Series 3807 FM
0.897%, 2/15/41(l)	35,072	35,337
Series 3927 FH
0.847%, 9/15/41(l)	39,625	39,834
Series 4029 LD
1.750%, 1/15/27	1,272,110	1,265,105
Series 4087 FB
0.867%, 7/15/42(l)	981,899	987,448
Series 4286 VF
0.847%, 12/15/43(l)	716,580	720,020
Series 4350 KF
0.452%, 1/15/39(l)	370,319	366,826
Series 4457 BA
3.000%, 7/15/39	3,381,632	3,359,420
Series 4459 CA
5.000%, 12/15/34	562,236	588,250
Series 4483 A
3.000%, 12/15/29	302,507	304,526
Series 4486 JN
2.000%, 11/15/24	1,505,501	1,502,325
FHLMC STACR REMIC Trust,
Series 2020-DNA6 M1
0.999%, 12/25/50(l)§	103,805	103,583
FNMA,
Series 2006-42 CF
0.907%, 6/25/36(l)	50,119	50,235
Series 2007-109 GF
1.137%, 12/25/37(l)	79,517	80,777
Series 2010-39 FT
1.407%, 10/25/35(l)	1,994,782	2,039,727
Series 2011-53 FT
1.037%, 6/25/41(l)	180,831	182,748
Series 2011-86 KF
1.007%, 9/25/41(l)	178,252	180,009
Series 2011-86 NF
1.007%, 9/25/41(l)	78,844	79,508
Series 2012-65 FA
0.907%, 6/25/42(l)	28,966	28,989
Series 2013-121 FA
0.857%, 12/25/43(l)	561,601	563,002
Series 2014-49 AF
0.422%, 8/25/44(l)	1,851,195	1,849,376
Series 2014-54 LA
3.000%, 2/25/44	55,016	55,095
Series 2014-C04 1M2
5.357%, 11/25/24(l)	839,013	863,793
Series 2014-C04 2M2
5.457%, 11/25/24(l)	222,611	224,885
Series 2015-C01 1M2
4.757%, 2/25/25(l)	322,047	324,455
Series 2015-C02 1M2
4.457%, 5/25/25(l)	77,493	77,493
Series 2016-C02 1M2
6.457%, 9/25/28(l)	604,594	637,323
Series 2016-C06 1M2
4.707%, 4/25/29(l)	828,585	864,875
Home RE Ltd.,
Series 2020-1 M1B
3.707%, 10/25/30(l)§	763,727	764,251
Series 2021-1 M1A
1.507%, 7/25/33(l)§	2,939,349	2,932,244
Mello Warehouse Securitization Trust,
Series 2021-1 A
1.157%, 2/25/55(l)§	2,423,425	2,404,323
PMT Credit Risk Transfer Trust,
Series 2019-2R A
3.195%, 5/27/23(l)§	628,621	623,321
Series 2019-3R A
3.145%, 10/27/22(l)§	128,179	127,860
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-1 A
0.887%, 2/25/55(l)§	1,288,267	1,270,989
Radnor RE Ltd.,
Series 2019-1 M1B
2.407%, 2/25/29(l)§	1,277,057	1,278,755
Series 2019-2 M1B
2.207%, 6/25/29(l)§	1,198,297	1,197,182
Series 2020-1 M1A
1.407%, 1/25/30(l)§	889,957	883,507

Total Collateralized Mortgage Obligations		38,760,405

Commercial Mortgage-Backed Securities (3.5%)
Ashford Hospitality Trust,
Series 2018-KEYS A
1.397%, 6/15/35(l)§	1,590,446	1,582,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.534%, 3/10/37(l)§	$1,250,000	$1,098,269
BBCMS Mortgage Trust,
Series 2020-BID A
2.537%, 10/15/37(l)§	3,190,000	3,187,012
BCP Trust,
Series 2021-330N A
1.196%, 6/15/38(l)§	591,999	579,540
BFLD Trust,
Series 2021-FPM A
1.997%, 6/15/38(l)§	4,795,000	4,756,177
BHMS Mortgage Trust,
Series 2018-ATLS A
1.647%, 7/15/35(l)§	2,305,875	2,279,938
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)	2,000,000	1,992,350
CLNY Trust,
Series 2019-IKPR D
2.422%, 11/15/38(l)§	2,400,000	2,339,998
DBWF Mortgage Trust,
Series 2018-GLKS A
1.479%, 12/19/30(l)§	2,537,354	2,511,982
GCT Commercial Mortgage Trust,
Series 2021-GCT B
1.647%, 2/15/38(l)§	2,996,618	2,953,475
Great Wolf Trust,
Series 2019-WOLF A
1.431%, 12/15/36(l)§	3,950,000	3,898,187
GS Mortgage Securities Trust,
Series 2011-GC5 AS
5.163%, 8/10/44(l)§	3,274,025	3,094,037
Series 2011-GC5 D
5.163%, 8/10/44(l)§	49,051	22,948
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8 C
4.624%, 10/15/45(l)§	3,752,000	3,697,241
Morgan Stanley Capital I Trust,
Series 2011-C3 C
5.086%, 7/15/49(l)§	367,260	358,247
Series 2015-XLF2 SNMA
2.597%, 11/15/26(l)§	932,218	659,858
Series 2019-BPR C
3.447%, 5/15/36(l)§	2,220,000	2,101,324
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B
3.649%, 3/10/46(l)§	2,414,356	2,390,007

Total Commercial Mortgage-Backed Securities		39,502,772

Corporate Bonds (4.9%)
Communication Services (0.2%)
Entertainment (0.1%)
Magallanes, Inc.
3.788%, 3/15/25§	1,728,000	1,728,709

Interactive Media & Services (0.1%)
Baidu, Inc.
1.625%, 2/23/27	667,000	599,466

Total Communication Services		2,328,175

Consumer Discretionary (0.4%)
Hotels, Restaurants & Leisure (0.4%)
Expedia Group, Inc.
4.625%, 8/1/27	1,012,000	1,051,151
Las Vegas Sands Corp.
3.200%, 8/8/24	1,453,000	1,389,198
2.900%, 6/25/25	2,462,000	2,278,071

		4,718,420

Total Consumer Discretionary		4,718,420

Consumer Staples (0.3%)
Food & Staples Retailing (0.3%)
Cencosud SA
5.150%, 2/12/25(m)	2,885,000	2,993,187

Total Consumer Staples		2,993,187

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Sinopec Group Overseas Development 2018 Ltd.
2.500%, 8/8/24(x)§	3,000,000	2,963,820

Total Energy		2,963,820

Financials (2.9%)
Banks (1.2%)
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	600,000	603,759
Bank of America Corp.
(SOFR + 0.96%),
1.734%, 7/22/27(k)	4,925,000	4,579,433
Credicorp Ltd.
2.750%, 6/17/25(m)	2,336,000	2,243,086
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 1.000%, 3/28/25(k)§	1,708,000	1,713,835
HSBC Holdings plc
(SOFR + 1.43%),
2.999%, 3/10/26(k)	2,908,000	2,854,923
ING Groep NV
(SOFR + 1.83%),
4.017%, 3/28/28(k)	708,000	714,100
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§	892,000	891,525

		13,600,661

Capital Markets (0.4%)
Charles Schwab Corp.
(The)
2.450%, 3/3/27	1,691,000	1,644,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Credit Suisse AG
6.500%, 8/8/23§	$2,757,000	$2,829,716

		4,473,777

Consumer Finance (0.7%)
American Express Co.
2.550%, 3/4/27	1,278,000	1,246,616
Capital One Financial Corp.
(SOFR + 1.29%), 2.636%, 3/3/26(k)	2,916,000	2,855,720
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25§	3,346,000	3,303,572
3.050%, 2/14/27§	158,000	150,520

		7,556,428

Diversified Financial Services (0.5%)
Azure Orbit IV International Finance Ltd.
3.750%, 1/25/23(m)	5,560,000	5,578,849

Thrifts & Mortgage Finance (0.1%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28(k)§	1,611,000	1,537,642

Total Financials		32,747,357

Industrials (0.4%)
Airlines (0.2%)
Southwest Airlines Co.
5.250%, 5/4/25	1,658,000	1,741,978

Trading Companies & Distributors (0.2%)
Aviation Capital Group LLC
5.500%, 12/15/24§	388,000	399,847
1.950%, 1/30/26§	1,884,000	1,731,933
1.950%, 9/20/26(x)§	623,000	564,137

		2,695,917

Total Industrials		4,437,895

Information Technology (0.4%)
IT Services (0.3%)
Kyndryl Holdings, Inc.
2.050%, 10/15/26§	4,060,000	3,696,952

Software (0.1%)
Workday, Inc.
3.500%, 4/1/27	1,138,000	1,140,250

Total Information Technology		4,837,202

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp. (REIT)
3.650%, 3/15/27	1,138,000	1,137,126

Total Real Estate		1,137,126

Total Corporate Bonds		56,163,182

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	896,144	904,972
3.500%, 11/1/49	3,985,806	4,024,855

Total Mortgage-Backed Securities		4,929,827

Municipal Bonds (0.4%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	21,212
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	6,000	7,522
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	9,818
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	6,000	8,046
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	8,074
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2
5.206%, 10/1/31	6,000	6,605
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	10,499
City of New York, Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	8,367
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	8,687
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	43,504
6.750%, 8/1/49	6,000	9,036
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009- KRY
5.755%, 7/1/29	6,000	6,818
5.750%, 7/1/34	7,000	8,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	$6,000	$7,914
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	6,000	8,129
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	37,000	49,380
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	49,058
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	10,070
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	7,020
6.648%, 11/15/39	6,000	7,456
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	13,612
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	40,459
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	8,000	11,848
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	6,000	6,998
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	11,457
5.561%, 12/1/49	7,000	9,241
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	6,000	6,865
6.918%, 4/1/40	6,000	8,220
7.043%, 4/1/50	6,000	9,222
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	7,000	9,946
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	8,492
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	1,000	1,036
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	6,589
5.600%, 3/15/40	6,000	7,316
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	9,129
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	7,205
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	6,729
5.140%, 8/1/40	6,000	7,093
Tobacco Settlement Finance Authority Taxable Tobacco Settlement, Series 2020
3.000%, 6/1/35	3,448,500	3,483,689

Total Municipal Bonds		3,960,655

U.S. Government Agency Securities (36.9%)
FFCB
0.160%, 10/13/22	40,000,000	39,786,452
0.125%, 3/9/23	50,000,000	49,265,680
0.125%, 4/13/23	50,000,000	49,159,735
0.250%, 6/28/23	35,000,000	34,279,777
0.900%, 1/18/24	20,000,000	19,515,960
1.125%, 1/6/25	7,000,000	6,744,696
FHLB
1.375%, 2/17/23	14,835,000	14,806,330
0.125%, 3/17/23	30,000,000	29,546,682
0.125%, 8/28/23	25,000,000	24,308,535
0.500%, 11/9/23	22,000,000	21,497,859
1.875%, 9/11/26	20,000,000	19,445,666
5.500%, 7/15/36	12,000	15,672
FHLMC
2.750%, 6/19/23	2,717,000	2,744,755
0.250%, 8/24/23	13,000,000	12,652,966
0.250%, 11/6/23	50,000,000	48,517,805
1.500%, 2/12/25	25,500,000	24,818,036
0.375%, 7/21/25	12,900,000	12,033,853
FNMA
2.500%, 2/5/24	5,000,000	5,031,656
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	5,000,000	5,019,364

Total U.S. Government Agency Securities		419,191,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
U.S. Treasury Obligations (33.9%)
U.S. Treasury Notes
0.125%, 8/31/22	$38,669,400	$38,543,202
0.125%, 11/30/22	46,978,100	46,608,312
0.125%, 3/31/23	117,000,000	115,181,995
0.125%, 5/31/23	27,722,000	27,160,568
0.250%, 9/30/23	9,213,500	8,962,489
2.875%, 9/30/23	50,691,300	51,276,359
0.750%, 12/31/23	20,295,700	19,781,054
1.500%, 2/29/24	35,079,600	34,594,158
2.250%, 3/31/24	40,703,500	40,673,298
1.875%, 2/28/27	2,428,800	2,367,329

Total U.S. Treasury Obligations		385,148,764

Total Long-Term Debt Securities (91.1%) (Cost $1,055,497,367)		1,034,957,320

SHORT-TERM INVESTMENTS:
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc.,
0.25%, dated 3/31/22, due 4/1/22, repurchase price $119,438, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $121,826(xx)	119,438	119,438

U.S. Treasury Obligations (8.5%)
U.S. Treasury Bills
0.78%, 7/28/22(p)	44,405,200	44,290,919
0.89%, 8/25/22(p)	52,631,700	52,440,141

Total U.S. Treasury Obligations		96,731,060

Total Short-Term Investments (8.5%) (Cost $96,948,711)		96,850,498

Total Investments in Securities (99.6%) (Cost $1,152,446,078)		1,131,807,818
Other Assets Less Liabilities (0.4%)		4,596,215

Net Assets (100%)		$1,136,404,033

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $151,328,781 or 13.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $10,815,122 or 1.0% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $116,822. This was collateralized by cash of $119,438 which was subsequently invested in joint repurchase agreements.

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note	(133)	6/2022	USD	(15,253,438)	388,108
U.S. Treasury 10 Year Note	(52)	6/2022	USD	(6,389,500)	182,743

					570,851

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$87,300,236	$—	$87,300,236
Collateralized Mortgage Obligations	—	38,760,405	—	38,760,405
Commercial Mortgage-Backed Securities	—	39,502,772	—	39,502,772
Corporate Bonds
Communication Services	—	2,328,175	—	2,328,175
Consumer Discretionary	—	4,718,420	—	4,718,420
Consumer Staples	—	2,993,187	—	2,993,187
Energy	—	2,963,820	—	2,963,820
Financials	—	32,747,357	—	32,747,357
Industrials	—	4,437,895	—	4,437,895
Information Technology	—	4,837,202	—	4,837,202
Real Estate	—	1,137,126	—	1,137,126
Futures	570,851	—	—	570,851
Mortgage-Backed Securities	—	4,929,827	—	4,929,827
Municipal Bonds	—	3,960,655	—	3,960,655
Short-Term Investments
Repurchase Agreement	—	119,438	—	119,438
U.S. Treasury Obligations	—	96,731,060	—	96,731,060
U.S. Government Agency Securities	—	419,191,479	—	419,191,479
U.S. Treasury Obligations	—	385,148,764	—	385,148,764

Total Assets	$570,851	$1,131,807,818	$—	$1,132,378,669

Total Liabilities	$—	$—	$—	$—

Total	$570,851	$1,131,807,818	$—	$1,132,378,669

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,219,992
Aggregate gross unrealized depreciation	(21,196,453)

Net unrealized depreciation	$(19,976,461)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,152,355,130

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	1,200	$69,480
ATN International, Inc.	4,300	171,484
Bandwidth, Inc., Class A*	9,600	310,944
Cogent Communications Holdings, Inc.	15,982	1,060,406
Consolidated Communications Holdings, Inc.*	26,022	153,530
EchoStar Corp., Class A*	16,600	404,044
Globalstar, Inc.(x)*	243,100	357,357
IDT Corp., Class B*	8,000	272,720
Iridium Communications, Inc.*	49,700	2,003,904
Liberty Latin America Ltd., Class A*	11,700	113,490
Liberty Latin America Ltd., Class C*	73,533	705,181
Radius Global Infrastructure, Inc.*	22,800	325,584
Telesat Corp.(x)*	4,400	72,600

		6,020,724

Entertainment (0.4%)
AMC Entertainment Holdings, Inc., Class A(x)*	199,534	4,916,518
Cinemark Holdings, Inc.*	53,300	921,024
IMAX Corp.*	26,000	492,180
Liberty Media Corp.-Liberty Braves, Class A(x)*	4,300	123,754
Liberty Media Corp.-Liberty Braves, Class C*	16,500	460,515
Lions Gate Entertainment Corp., Class A*	12,800	208,000
Lions Gate Entertainment Corp., Class B*	46,100	692,883
Madison Square Garden Entertainment Corp.*	10,111	842,347

		8,657,221

Interactive Media & Services (0.3%)
Cargurus, Inc.*	35,774	1,518,964
Cars.com, Inc.*	35,000	505,050
Eventbrite, Inc., Class A*	32,100	474,117
EverQuote, Inc., Class A*	300	4,854
fuboTV, Inc.(x)*	52,700	346,239
Liberty TripAdvisor Holdings, Inc., Class A*	18,800	38,540
MediaAlpha, Inc., Class A*	2,900	47,995
QuinStreet, Inc.*	14,500	168,200
TrueCar, Inc.*	34,500	136,275
Yelp, Inc.*	27,700	944,847
Ziff Davis, Inc.*	16,800	1,625,904

		5,810,985

Media (0.5%)
AMC Networks, Inc., Class A*	12,900	524,127
Audacy, Inc.*	21,400	61,846
Boston Omaha Corp., Class A*	2,200	55,814
Cardlytics, Inc.*	12,900	709,242
Clear Channel Outdoor Holdings, Inc.*	145,400	503,084
Emerald Holding, Inc.*	6,000	20,400
EW Scripps Co. (The), Class A*	21,965	456,653
Gannett Co., Inc.*	43,100	194,381
Gray Television, Inc.	41,800	922,526
Hemisphere Media Group, Inc.*	2,000	9,140
iHeartMedia, Inc., Class A*	44,800	848,064
John Wiley & Sons, Inc., Class A	17,300	917,419
Magnite, Inc.*	48,238	637,224
National CineMedia, Inc.	900	2,286
Scholastic Corp.	13,300	535,724
Sinclair Broadcast Group, Inc., Class A	25,900	725,718
TechTarget, Inc.*	12,000	975,360
TEGNA, Inc.	84,800	1,899,520
Thryv Holdings, Inc.*	100	2,812
WideOpenWest, Inc.*	20,100	350,544

		10,351,884

Wireless Telecommunication Services (0.1%)
Gogo, Inc.(x)*	25,100	478,406
Shenandoah Telecommunications Co.	24,728	583,086
Telephone and Data Systems, Inc.	40,500	764,640

		1,826,132

Total Communication Services		32,666,946

Consumer Discretionary (14.0%)
Auto Components (0.7%)
Adient plc*	40,700	1,659,339
American Axle & Manufacturing Holdings, Inc.*	47,100	365,496
Dana, Inc.	69,100	1,214,087
Dorman Products, Inc.*	10,600	1,007,318
Fox Factory Holding Corp.*	16,800	1,645,560
Gentherm, Inc.*	14,300	1,044,472
Goodyear Tire & Rubber Co. (The)*	110,686	1,581,703
LCI Industries	9,900	1,027,719
Modine Manufacturing Co.*	3,500	31,535
Motorcar Parts of America, Inc.*	3,300	58,839
Patrick Industries, Inc.	9,900	596,970
Standard Motor Products, Inc.	9,700	418,458
Stoneridge, Inc.*	8,000	166,080
Tenneco, Inc., Class A*	21,200	388,384
Visteon Corp.*	13,100	1,429,603
XL Fleet Corp.(x)*	24,200	48,158
XPEL, Inc.(m)(x)*	7,900	415,619

		13,099,340

Automobiles (0.4%)
Canoo, Inc.(x)*	36,300	200,376
Fisker, Inc.(x)*	472,500	6,095,250
Lordstown Motors Corp.(x)*	44,900	153,109
Winnebago Industries, Inc.	16,200	875,286
Workhorse Group, Inc.(x)*	39,300	196,500

		7,520,521

Distributors (1.0%)
Funko, Inc., Class A(x)*	7,800	134,550
Greenlane Holdings, Inc., Class A*	1,200	672
Pool Corp.	48,610	20,554,738

		20,689,960

Diversified Consumer Services (0.8%)
2U, Inc.*	28,700	381,136
Adtalem Global Education, Inc.*	18,553	551,210
Coursera, Inc.*	22,300	513,792
Graham Holdings Co., Class B	1,600	978,352
Houghton Mifflin Harcourt Co.*	45,100	947,551
Laureate Education, Inc., Class A	48,800	578,280
Mister Car Wash, Inc.(x)*	698,636	10,332,826
OneSpaWorld Holdings Ltd.*	600	6,120
Perdoceo Education Corp.*	29,300	336,364
PowerSchool Holdings, Inc., Class A*	16,600	274,066
Strategic Education, Inc.	10,531	699,048
Stride, Inc.*	17,700	643,041
Udemy, Inc.*	4,100	51,086
Vivint Smart Home, Inc.*	34,800	235,248
WW International, Inc.*	21,700	221,991

		16,750,111

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (3.3%)
Accel Entertainment, Inc.*	2,600	$31,668
Bally’s Corp.*	10,000	307,400
Biglari Holdings, Inc., Class B*	70	10,123
BJ’s Restaurants, Inc.*	10,700	302,810
Bloomin’ Brands, Inc.	37,500	822,750
Bluegreen Vacations Holding Corp.*	3,131	92,584
Brinker International, Inc.*	22,200	847,152
Cheesecake Factory, Inc. (The)(x)*	22,000	875,380
Chuy’s Holdings, Inc.*	6,700	180,900
Cracker Barrel Old Country Store, Inc.	11,185	1,327,995
Dave & Buster’s Entertainment, Inc.*	19,800	972,180
Denny’s Corp.*	29,712	425,179
Dine Brands Global, Inc.(x)	8,000	623,600
Dutch Bros, Inc., Class A(x)*	218,458	12,074,174
Everi Holdings, Inc.*	26,600	558,600
Golden Entertainment, Inc.*	6,400	371,648
Hilton Grand Vacations, Inc.*	33,100	1,721,531
International Game Technology plc	37,468	924,710
Jack in the Box, Inc.	9,900	924,759
Krispy Kreme, Inc.(x)	32,583	483,858
Life Time Group Holdings, Inc.(x)*	5,200	75,608
Lindblad Expeditions Holdings, Inc.*	3,900	58,812
Monarch Casino & Resort, Inc.*	4,900	427,427
Nathan’s Famous, Inc.(x)	100	5,417
NEOGAMES SA*	3,500	54,005
Noodles & Co.*	1,700	10,149
Papa John’s International, Inc.	13,066	1,375,588
Planet Fitness, Inc., Class A*	215,044	18,166,917
Red Rock Resorts, Inc., Class A	24,500	1,189,720
Rush Street Interactive, Inc.*	20,800	151,216
Ruth’s Hospitality Group, Inc.	3,800	86,944
Scientific Games Corp.*	38,500	2,261,875
SeaWorld Entertainment, Inc.*	19,700	1,466,468
Shake Shack, Inc., Class A*	17,500	1,188,250
Texas Roadhouse, Inc.	28,700	2,403,051
Vail Resorts, Inc.	52,820	13,747,461
Wingstop, Inc.	12,300	1,443,405

		67,991,314

Household Durables (2.4%)
Cavco Industries, Inc.*	3,500	842,975
Century Communities, Inc.	12,500	669,625
GoPro, Inc., Class A*	62,600	533,978
Green Brick Partners, Inc.*	4,700	92,872
Helen of Troy Ltd.*	9,033	1,769,023
Installed Building Products, Inc.	10,400	878,696
iRobot Corp.(x)*	14,119	895,144
KB Home	29,779	964,244
La-Z-Boy, Inc.	25,600	675,072
LGI Homes, Inc.*	8,900	869,352
Lovesac Co. (The)*	4,800	259,488
M.D.C. Holdings, Inc.	25,502	964,996
M/I Homes, Inc.*	12,800	567,680
Meritage Homes Corp.*	14,500	1,148,835
NVR, Inc.*	2,070	9,247,249
Purple Innovation, Inc.*	20,100	117,585
Skyline Champion Corp.*	23,400	1,284,192
Sonos, Inc.(x)*	52,188	1,472,745
Taylor Morrison Home Corp.*	47,140	1,283,151
Tempur Sealy International, Inc.	437,416	12,212,655
TopBuild Corp.*	57,711	10,468,198
Tri Pointe Homes, Inc.*	41,360	830,509
Tupperware Brands Corp.*	24,900	484,305
Universal Electronics, Inc.*	100	3,124
Vuzix Corp.(x)*	23,500	155,100
Weber, Inc., Class A(x)	4,200	41,286

		48,732,079

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	10,600	135,256
CarParts.com, Inc.*	19,000	127,300
Duluth Holdings, Inc., Class B*	300	3,669
Groupon, Inc.(x)*	10,200	196,146
Lands’ End, Inc.*	4,400	74,448
Overstock.com, Inc.*	16,500	726,082
Porch Group, Inc.*	29,800	206,961
Quotient Technology, Inc.*	33,500	213,730
RealReal, Inc. (The)(x)*	32,000	232,320
Revolve Group, Inc.*	14,400	773,136
Shutterstock, Inc.	9,700	902,876
Stitch Fix, Inc., Class A*	28,000	281,960
Xometry, Inc., Class A(x)*	9,200	338,100

		4,211,984

Leisure Products (0.7%)
Acushnet Holdings Corp.	14,600	587,796
Callaway Golf Co.*	47,000	1,100,740
Johnson Outdoors, Inc., Class A	400	31,092
Latham Group, Inc.(x)*	797,295	10,556,186
Malibu Boats, Inc., Class A*	9,700	562,697
Smith & Wesson Brands, Inc.	10,100	152,813
Sturm Ruger & Co., Inc.	8,300	577,846
Vista Outdoor, Inc.*	21,126	753,987

		14,323,157

Multiline Retail (0.2%)
Big Lots, Inc.(x)	17,100	591,660
Dillard’s, Inc., Class A(x)	2,900	778,331
Franchise Group, Inc.	11,300	468,159
Macy’s, Inc.	120,400	2,932,944

		4,771,094

Specialty Retail (4.0%)
Aaron’s Co., Inc. (The)	10,700	214,856
Abercrombie & Fitch Co., Class A*	27,200	870,128
Academy Sports & Outdoors, Inc.	30,000	1,182,000
American Eagle Outfitters, Inc.(x)	69,100	1,160,880
America’s Car-Mart, Inc.*	1,500	120,840
Arko Corp.	46,700	424,970
Asbury Automotive Group, Inc.*	8,900	1,425,780
Bed Bath & Beyond, Inc.(x)*	36,313	818,132
Boot Barn Holdings, Inc.*	13,000	1,232,270
Buckle, Inc. (The)	11,600	383,264
Caleres, Inc.	15,400	297,682
Camping World Holdings, Inc., Class A(x)	16,900	472,355
Cato Corp. (The), Class A	3,100	45,446
Children’s Place, Inc. (The)*	6,400	315,520
Citi Trends, Inc.*	900	27,562
Designer Brands, Inc., Class A*	26,900	363,419
Five Below, Inc.*	95,601	15,140,330
Floor & Decor Holdings, Inc., Class A*	185,060	14,989,860
Genesco, Inc.*	5,800	368,938
Group 1 Automotive, Inc.	6,237	1,046,756
GrowGeneration Corp.(x)*	21,700	199,857
Guess?, Inc.(x)	12,900	281,865
Hibbett, Inc.	7,600	336,984
Lithia Motors, Inc.	48,146	14,449,577
MarineMax, Inc.*	9,400	378,444
Monro, Inc.	14,850	658,449
Murphy USA, Inc.	9,300	1,859,628
National Vision Holdings, Inc.*	363,387	15,832,772
ODP Corp. (The)*	19,590	897,810
Party City Holdco, Inc.*	44,300	158,594
Rent-A-Center, Inc.	26,400	665,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sally Beauty Holdings, Inc.*	57,800	$903,414
Shoe Carnival, Inc.	3,600	104,976
Signet Jewelers Ltd.	21,700	1,577,590
Sleep Number Corp.*	11,800	598,378
Sonic Automotive, Inc., Class A	12,200	518,622
Urban Outfitters, Inc.*	34,400	863,784
Winmark Corp.	100	22,000
Zumiez, Inc.*	10,600	405,026

		81,613,774

Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc.*	23,700	1,810,680
G-III Apparel Group Ltd.*	24,000	649,200
Kontoor Brands, Inc.	24,900	1,029,615
Oxford Industries, Inc.	7,600	687,800
PLBY Group, Inc.(x)*	9,800	128,282
Steven Madden Ltd.	34,293	1,325,082
Wolverine World Wide, Inc.	32,200	726,432

		6,357,091

Total Consumer Discretionary		286,060,425

Consumer Staples (2.2%)
Beverages (0.2%)
Celsius Holdings, Inc.*	20,800	1,147,744
Coca-Cola Consolidated, Inc.	1,800	894,330
MGP Ingredients, Inc.	5,400	462,186
National Beverage Corp.	10,800	469,800
Primo Water Corp.	58,934	839,810

		3,813,870

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	13,600	683,536
BJ’s Wholesale Club Holdings, Inc.*	52,540	3,552,229
Chefs’ Warehouse, Inc. (The)*	14,200	462,920
HF Foods Group, Inc.*	4,700	31,302
Ingles Markets, Inc., Class A	6,200	552,110
Performance Food Group Co.*	58,104	2,958,075
PriceSmart, Inc.	12,700	1,001,649
Rite Aid Corp.(x)*	21,300	186,375
SpartanNash Co.	13,800	455,262
Sprouts Farmers Market, Inc.*	47,500	1,519,050
United Natural Foods, Inc.*	24,500	1,013,075
Weis Markets, Inc.	5,800	414,236

		12,829,819

Food Products (0.9%)
B&G Foods, Inc.(x)	25,300	682,594
Calavo Growers, Inc.	5,000	182,250
Cal-Maine Foods, Inc.	18,200	1,005,004
Fresh Del Monte Produce, Inc.	12,400	321,284
Freshpet, Inc.*	76,936	7,896,711
Hostess Brands, Inc.*	57,800	1,268,132
J & J Snack Foods Corp.	6,900	1,070,190
Lancaster Colony Corp.	7,800	1,163,370
Landec Corp.*	1,400	16,212
Limoneira Co.	1,500	22,020
Sanderson Farms, Inc.	8,100	1,518,669
Simply Good Foods Co. (The)*	31,903	1,210,719
Tattooed Chef, Inc.*	12,700	159,766
Tootsie Roll Industries, Inc.	1,545	54,013
TreeHouse Foods, Inc.*	20,800	671,008
Utz Brands, Inc.(x)	23,600	348,808

		17,590,750

Household Products (0.1%)
Central Garden & Pet Co., Class A*	19,300	787,054
Energizer Holdings, Inc.	27,300	839,748
Oil-Dri Corp. of America	200	5,730
WD-40 Co.	5,600	1,026,088

		2,658,620

Personal Products (0.3%)
Beauty Health Co. (The)*	33,700	568,856
BellRing Brands, Inc.*	43,504	1,004,072
Edgewell Personal Care Co.	25,400	931,418
elf Beauty, Inc.*	15,200	392,616
Inter Parfums, Inc.	8,400	739,620
Medifast, Inc.	5,100	870,978
Nature’s Sunshine Products, Inc.*	2,500	42,050
Nu Skin Enterprises, Inc., Class A	19,900	952,812
USANA Health Sciences, Inc.*	7,400	587,930

		6,090,352

Tobacco (0.1%)
Universal Corp.	12,000	696,840
Vector Group Ltd.	60,794	731,960

		1,428,800

Total Consumer Staples		44,412,211

Energy (4.8%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	62,200	574,106
Bristow Group, Inc.*	9,133	338,651
Cactus, Inc., Class A	194,320	11,025,717
ChampionX Corp.*	77,400	1,894,752
DMC Global, Inc.*	4,400	134,200
Dril-Quip, Inc.*	15,700	586,395
Expro Group Holdings NV*	17,383	309,070
Helix Energy Solutions Group, Inc.*	22,700	108,506
Helmerich & Payne, Inc.	42,200	1,805,316
Liberty Oilfield Services, Inc., Class A*	30,100	446,082
Nabors Industries Ltd.*	2,300	351,256
National Energy Services Reunited Corp.(x)*	11,400	95,760
Newpark Resources, Inc.*	7,600	27,816
NexTier Oilfield Solutions, Inc.*	66,592	615,310
Oceaneering International, Inc.*	46,600	706,456
Patterson-UTI Energy, Inc.	69,900	1,082,052
ProPetro Holding Corp.*	33,200	462,476
RPC, Inc.*	4,215	44,974
Select Energy Services, Inc., Class A*	20,200	173,114
Solaris Oilfield Infrastructure, Inc., Class A	19,800	223,542
Tidewater, Inc.*	21,850	475,019
US Silica Holdings, Inc.*	23,500	438,510

		21,919,080

Oil, Gas & Consumable Fuels (3.7%)
Antero Resources Corp.*	107,230	3,273,732
Arch Resources, Inc.(x)	6,600	906,708
Berry Corp.	4,800	49,536
Brigham Minerals, Inc., Class A	17,500	447,125
California Resources Corp.	33,700	1,507,401
Callon Petroleum Co.*	16,000	945,280
Centennial Resource Development, Inc., Class A*	72,500	585,075
Chesapeake Energy Corp.(x)	39,674	3,451,638
Civitas Resources, Inc.	18,946	1,131,266
Clean Energy Fuels Corp.*	76,500	607,410
CNX Resources Corp.*	83,000	1,719,760
Comstock Resources, Inc.*	35,700	465,885
CONSOL Energy, Inc.*	12,800	481,664
Crescent Energy, Inc., Class A(x)	280	4,855
CVR Energy, Inc.	2,300	58,742
Delek US Holdings, Inc.*	38,080	808,058
Denbury, Inc.*	20,200	1,587,114
DHT Holdings, Inc.	30,400	176,320
Dorian LPG Ltd.	8,515	123,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Energy Fuels, Inc.(x)*	57,100	$522,465
Equitrans Midstream Corp.	163,800	1,382,472
Frontline Ltd.(x)*	58,800	517,440
Gevo, Inc.(x)*	78,200	365,976
Golar LNG Ltd.*	46,400	1,149,792
Green Plains, Inc.*	17,900	555,079
International Seaways, Inc.	2,355	42,484
Kosmos Energy Ltd.*	200,900	1,444,471
Laredo Petroleum, Inc.*	5,000	395,700
Magnolia Oil & Gas Corp., Class A	55,600	1,314,940
Matador Resources Co.	277,610	14,707,778
Murphy Oil Corp.	58,700	2,370,893
Northern Oil and Gas, Inc.	19,200	541,248
Oasis Petroleum, Inc.	8,100	1,185,030
Ovintiv, Inc.	240,250	12,990,318
Par Pacific Holdings, Inc.*	14,200	184,884
PBF Energy, Inc., Class A*	43,200	1,052,784
PDC Energy, Inc.	39,811	2,893,463
Peabody Energy Corp.*	34,300	841,379
Range Resources Corp.*	89,595	2,721,896
Renewable Energy Group, Inc.*	19,500	1,182,675
REX American Resources Corp.*	1,600	159,360
Scorpio Tankers, Inc.(x)	22,100	472,498
SFL Corp. Ltd.	47,800	486,604
SM Energy Co.	52,000	2,025,400
Southwestern Energy Co.*	386,377	2,770,323
Talos Energy, Inc.*	3,800	60,002
Tellurian, Inc.(x)*	139,200	737,760
Uranium Energy Corp.(x)*	88,400	405,756
Whiting Petroleum Corp.	15,800	1,287,858
World Fuel Services Corp.	31,600	854,464

		75,954,143

Total Energy		97,873,223

Financials (12.5%)
Banks (5.5%)
1st Source Corp.	6,535	302,244
Allegiance Bancshares, Inc.	7,300	326,164
Amalgamated Financial Corp.	4,000	71,880
Amerant Bancorp, Inc.	10,400	328,536
American National Bankshares, Inc.	3,500	131,880
Ameris Bancorp	24,920	1,093,490
Arrow Financial Corp.	2,863	92,818
Associated Banc-Corp.	60,600	1,379,256
Atlantic Union Bankshares Corp.	31,544	1,157,349
Banc of California, Inc.	21,000	406,560
BancFirst Corp.	8,200	682,322
Bancorp, Inc. (The)*	23,500	665,755
Bank First Corp.(x)	1,000	71,990
Bank of NT Butterfield & Son Ltd. (The)	26,100	936,468
BankUnited, Inc.	37,300	1,639,708
Banner Corp.	13,700	801,861
Bar Harbor Bankshares	300	8,586
Berkshire Hills Bancorp, Inc.	20,400	590,988
Brookline Bancorp, Inc.	33,856	535,602
Business First Bancshares, Inc.	500	12,165
Byline Bancorp, Inc.	1,100	29,348
Cadence Bank	67,753	1,982,453
Cambridge Bancorp	700	59,500
Camden National Corp.	4,025	189,336
Capital City Bank Group, Inc.	4,700	123,892
Capstar Financial Holdings, Inc.	600	12,648
Carter Bankshares, Inc.*	1,800	31,266
Cathay General Bancorp	29,001	1,297,795
CBTX, Inc.	2,800	86,800
Central Pacific Financial Corp.	10,500	292,950
Citizens & Northern Corp.	4,200	102,396
City Holding Co.	7,300	574,510
Civista Bancshares, Inc.	2,800	67,480
CNB Financial Corp.	3,240	85,277
Coastal Financial Corp.*	400	18,300
Columbia Banking System, Inc.	33,075	1,067,330
Community Bank System, Inc.	22,596	1,585,109
Community Trust Bancorp, Inc.	500	20,600
ConnectOne Bancorp, Inc.	16,200	518,562
CrossFirst Bankshares, Inc.*	5,800	91,408
Customers Bancorp, Inc.*	10,800	563,112
CVB Financial Corp.	51,335	1,191,485
Dime Community Bancshares, Inc.	15,719	543,406
Eagle Bancorp, Inc.	12,230	697,232
Eastern Bankshares, Inc.	64,370	1,386,530
Enterprise Bancorp, Inc.	900	36,108
Enterprise Financial Services Corp.	16,084	760,934
Equity Bancshares, Inc., Class A	2,500	80,775
Farmers National Banc Corp.	4,800	81,888
FB Financial Corp.	16,444	730,442
Fidelity D&D Bancorp, Inc.(x)	400	18,572
Financial Institutions, Inc.	800	24,104
First Bancorp (Nasdaq Stock Exchange)	17,188	717,943
First Bancorp (Quotrix Stock Exchange)	78,100	1,024,672
First Bancorp, Inc. (The)	3,240	97,459
First Bancshares, Inc. (The)	500	16,830
First Bank	400	5,688
First Busey Corp.	26,331	667,228
First Commonwealth Financial Corp.	36,600	554,856
First Community Bankshares, Inc.	3,500	98,735
First Financial Bancorp	35,765	824,383
First Financial Bankshares, Inc.	53,700	2,369,244
First Foundation, Inc.	18,800	456,652
First Internet Bancorp	1,300	55,913
First Interstate BancSystem, Inc., Class A	39,134	1,438,957
First Merchants Corp.	20,120	836,992
First Mid Bancshares, Inc.	1,300	50,037
First of Long Island Corp. (The)	800	15,568
Flushing Financial Corp.	1,000	22,350
Fulton Financial Corp.	61,300	1,018,806
German American Bancorp, Inc.	15,650	594,544
Glacier Bancorp, Inc.	41,730	2,098,184
Great Southern Bancorp, Inc.	700	41,307
Guaranty Bancshares, Inc.	1,190	41,650
Hancock Whitney Corp.	35,902	1,872,289
Hanmi Financial Corp.	11,800	290,398
HarborOne Bancorp, Inc.	1,400	19,628
HBT Financial, Inc.	1,200	21,816
Heartland Financial USA, Inc.	17,055	815,741
Heritage Commerce Corp.	1,600	18,000
Heritage Financial Corp.	15,266	382,566
Hilltop Holdings, Inc.	24,399	717,331
Home BancShares, Inc.	61,075	1,380,295
HomeStreet, Inc.	4,700	222,686
HomeTrust Bancshares, Inc.	3,300	97,449
Hope Bancorp, Inc.	44,585	716,927
Horizon Bancorp, Inc.	16,500	308,055
Independent Bank Corp.	400	8,800
Independent Bank Corp./MA	19,045	1,555,786
Independent Bank Group, Inc.	13,962	993,536
International Bancshares Corp.	20,600	869,526
Investors Bancorp, Inc.	85,731	1,279,964
Lakeland Bancorp, Inc.	17,110	285,737
Lakeland Financial Corp.	10,455	763,215
Live Oak Bancshares, Inc.	12,400	631,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Macatawa Bank Corp.	3,600	$32,436
Mercantile Bank Corp.	1,100	38,962
Meta Financial Group, Inc.	11,000	604,120
Metrocity Bankshares, Inc.	1,700	39,916
Metropolitan Bank Holding Corp.*	3,800	386,726
Mid Penn Bancorp, Inc.	100	2,681
MidWestOne Financial Group, Inc.	500	16,550
National Bank Holdings Corp., Class A	11,300	455,164
NBT Bancorp, Inc.	16,295	588,738
Nicolet Bankshares, Inc.*	4,800	449,136
Northrim BanCorp, Inc.	300	13,071
Northwest Bancshares, Inc.	55,870	754,804
OceanFirst Financial Corp.	24,343	489,294
OFG Bancorp	26,100	695,304
Old National Bancorp	119,906	1,964,060
Old Second Bancorp, Inc.	7,200	104,472
Origin Bancorp, Inc.	7,700	325,633
Orrstown Financial Services, Inc.	900	20,637
Pacific Premier Bancorp, Inc.	38,550	1,362,742
Park National Corp.	6,450	847,401
Peapack-Gladstone Financial Corp.	2,700	93,825
Peoples Bancorp, Inc.	9,734	304,772
Peoples Financial Services Corp.	400	20,192
Pinnacle Financial Partners, Inc.	95,060	8,753,125
Preferred Bank	4,900	363,041
Premier Financial Corp.	14,994	454,768
Primis Financial Corp.	1,600	22,368
QCR Holdings, Inc.	5,800	328,222
RBB Bancorp	500	11,745
Red River Bancshares, Inc.	400	21,164
Renasant Corp.	26,500	886,425
Republic Bancorp, Inc., Class A	1,500	67,410
Republic First Bancorp, Inc.*	200	1,032
S&T Bancorp, Inc.	21,059	622,925
Sandy Spring Bancorp, Inc.	16,589	745,178
Seacoast Banking Corp. of Florida	27,000	945,540
ServisFirst Bancshares, Inc.	19,300	1,839,097
Sierra Bancorp	2,800	69,944
Signature Bank	31,390	9,212,651
Silvergate Capital Corp., Class A*	10,500	1,580,985
Simmons First National Corp., Class A	48,718	1,277,386
SmartFinancial, Inc.	500	12,790
South Plains Financial, Inc.	800	21,264
Southern First Bancshares, Inc.*	400	20,336
Southside Bancshares, Inc.	14,736	601,671
SouthState Corp.	29,150	2,378,349
Spirit of Texas Bancshares, Inc.	1,100	28,908
Stock Yards Bancorp, Inc.	12,150	642,735
Summit Financial Group, Inc.	1,400	35,826
SVB Financial Group*	10,386	5,810,448
Texas Capital Bancshares, Inc.*	19,400	1,111,814
Tompkins Financial Corp.	7,351	575,363
Towne Bank	29,009	868,529
TriCo Bancshares	10,782	431,603
TriState Capital Holdings, Inc.*	11,100	368,853
Triumph Bancorp, Inc.*	9,000	846,180
Trustmark Corp.	23,320	708,695
UMB Financial Corp.	19,060	1,851,870
United Bankshares, Inc.	51,502	1,796,390
United Community Banks, Inc.	36,600	1,273,680
Univest Financial Corp.	11,100	297,036
Valley National Bancorp	150,109	1,954,419
Veritex Holdings, Inc.	17,824	680,342
Washington Trust Bancorp, Inc.	6,100	320,250
WesBanco, Inc.	22,675	779,113
West BanCorp, Inc.	4,300	117,003
Westamerica Bancorp	13,500	816,750

		113,049,808

Capital Markets (2.5%)
Ares Management Corp.	217,561	17,672,480
Artisan Partners Asset Management, Inc., Class A	27,100	1,066,385
AssetMark Financial Holdings, Inc.*	900	20,025
Associated Capital Group, Inc., Class A	2,530	106,032
B Riley Financial, Inc.	8,600	601,656
BGC Partners, Inc., Class A	151,900	668,360
Blucora, Inc.*	18,200	355,810
Brightsphere Investment Group, Inc.	12,108	293,619
Cohen & Steers, Inc.	11,366	976,226
Cowen, Inc., Class A	11,500	311,650
Donnelley Financial Solutions, Inc.*	12,400	412,424
Federated Hermes, Inc.	35,900	1,222,754
Focus Financial Partners, Inc., Class A*	23,027	1,053,255
GAMCO Investors, Inc., Class A	3,430	75,837
Hamilton Lane, Inc., Class A	14,800	1,143,892
Houlihan Lokey, Inc.	20,700	1,817,460
LPL Financial Holdings, Inc.	93,940	17,160,959
Moelis & Co., Class A	25,500	1,197,225
Open Lending Corp., Class A*	41,800	790,438
Piper Sandler Cos	8,000	1,050,000
PJT Partners, Inc., Class A	10,900	688,008
Pzena Investment Management, Inc., Class A	7,700	61,754
Sculptor Capital Management, Inc.	2,300	32,039
StepStone Group, Inc., Class A	14,900	492,594
StoneX Group, Inc.*	6,446	478,487
Virtus Investment Partners, Inc.	3,395	814,766
WisdomTree Investments, Inc.(x)	27,100	159,077

		50,723,212

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	800	41,432
Encore Capital Group, Inc.*	11,250	705,712
Enova International, Inc.*	16,700	634,099
FirstCash Holdings, Inc.	16,004	1,125,721
Green Dot Corp., Class A*	25,200	692,496
LendingClub Corp.*	38,200	602,796
LendingTree, Inc.*	4,700	562,449
Navient Corp.	56,657	965,435
Nelnet, Inc., Class A	6,550	556,685
Oportun Financial Corp.*	500	7,180
PRA Group, Inc.*	17,960	809,637
PROG Holdings, Inc.*	26,800	771,036
World Acceptance Corp.*	1,700	326,128

		7,800,806

Diversified Financial Services (0.0%)
Banco Latinoamericano de Comercio Exterior SA, Class E	720	11,218
Cannae Holdings, Inc.*	42,200	1,009,424

		1,020,642

Insurance (2.7%)
American Equity Investment Life Holding Co.	34,180	1,364,124
American National Group, Inc.	3,000	567,270
AMERISAFE, Inc.	8,790	436,599
Argo Group International Holdings Ltd.	16,910	698,045
Bright Health Group, Inc.*	33,500	64,655
BRP Group, Inc., Class A*	16,500	442,695
Citizens, Inc.(x)*	15,900	67,416
CNO Financial Group, Inc.	52,600	1,319,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Crawford & Co., Class A	2,500	$18,900
Donegal Group, Inc., Class A	4,200	56,322
eHealth, Inc.*	12,700	157,607
Employers Holdings, Inc.	10,481	429,931
Enstar Group Ltd.*	4,750	1,240,463
Genworth Financial, Inc., Class A*	189,998	718,193
Goosehead Insurance, Inc., Class A	80,102	6,293,614
Greenlight Capital Re Ltd., Class A*	4,516	31,928
Horace Mann Educators Corp.	18,310	765,907
James River Group Holdings Ltd.	14,500	358,730
Kinsale Capital Group, Inc.	72,495	16,530,310
MBIA, Inc.*	6,000	92,340
National Western Life Group, Inc., Class A	100	21,040
NI Holdings, Inc.*	3,800	64,448
Palomar Holdings, Inc.*	11,600	742,284
ProAssurance Corp.	25,000	672,000
RLI Corp.	16,000	1,770,080
Safety Insurance Group, Inc.	5,424	492,770
Selective Insurance Group, Inc.	23,840	2,130,342
Selectquote, Inc.*	56,679	158,134
SiriusPoint Ltd.*	29,400	219,912
Stewart Information Services Corp.	12,600	763,686
Trupanion, Inc.*	176,870	15,762,654
United Insurance Holdings Corp.	800	2,648

		54,454,781

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	982,734
Arbor Realty Trust, Inc. (REIT)	51,400	876,884
Ares Commercial Real Estate Corp. (REIT)	5,200	80,704
ARMOUR Residential REIT, Inc. (REIT)(x)	34,300	288,120
Blackstone Mortgage Trust, Inc. (REIT), Class A	60,600	1,926,474
BrightSpire Capital, Inc. (REIT)	32,500	300,625
Broadmark Realty Capital, Inc. (REIT)	64,100	554,465
Chimera Investment Corp. (REIT)	95,600	1,151,024
Ellington Financial, Inc. (REIT)	20,700	367,425
Great Ajax Corp. (REIT)(x)	7,955	93,312
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,100	1,617,363
Invesco Mortgage Capital, Inc. (REIT)(x)	99,700	227,316
KKR Real Estate Finance Trust, Inc. (REIT)	4,200	86,562
Ladder Capital Corp. (REIT)	54,887	651,509
MFA Financial, Inc. (REIT)	226,100	911,183
New York Mortgage Trust, Inc. (REIT)	170,600	622,690
Orchid Island Capital, Inc. (REIT)(x)	52,600	170,950
PennyMac Mortgage Investment Trust (REIT)	40,863	690,176
Ready Capital Corp. (REIT)	20,700	311,742
Redwood Trust, Inc. (REIT)	57,300	603,369
TPG RE Finance Trust, Inc. (REIT)	3,300	38,973
Two Harbors Investment Corp. (REIT)	136,500	754,845

		13,308,445

Thrifts & Mortgage Finance (0.7%)
Axos Financial, Inc.*	21,380	991,818
Bridgewater Bancshares, Inc.*	1,200	20,016
Capitol Federal Financial, Inc.	60,600	659,328
Columbia Financial, Inc.*	15,100	324,801
Enact Holdings, Inc.	2,500	55,625
Essent Group Ltd.	44,300	1,825,603
Federal Agricultural Mortgage Corp., Class C	4,000	433,920
Flagstar Bancorp, Inc.	19,533	828,199
FS Bancorp, Inc.	500	15,500
Hingham Institution For Savings (The)	100	34,320
Home Bancorp, Inc.	800	32,632
Kearny Financial Corp.	24,645	317,428
Luther Burbank Corp.	10,800	143,532
Merchants Bancorp	600	16,428
Mr Cooper Group, Inc.*	26,761	1,222,175
NMI Holdings, Inc., Class A*	40,300	830,986
Northfield Bancorp, Inc.	1,100	15,796
PCSB Financial Corp.	2,700	51,597
PennyMac Financial Services, Inc.	12,000	638,400
Provident Bancorp, Inc.	1,308	21,216
Provident Financial Services, Inc.	36,756	860,090
Radian Group, Inc.	67,566	1,500,641
Southern Missouri Bancorp, Inc.	800	39,960
Walker & Dunlop, Inc.	11,300	1,462,446
Washington Federal, Inc.	25,000	820,500
Waterstone Financial, Inc.	400	7,736
WSFS Financial Corp.	29,381	1,369,742

		14,540,435

Total Financials		254,898,129

Health Care (17.4%)
Biotechnology (6.7%)
2seventy bio, Inc.(x)*	9,000	153,540
89bio, Inc.(x)*	5,800	21,866
ACADIA Pharmaceuticals, Inc.*	47,900	1,160,138
ADC Therapeutics SA(x)*	199,452	2,929,950
Adverum Biotechnologies, Inc.(x)*	36,400	47,684
Aeglea BioTherapeutics, Inc.*	10,100	23,230
Affimed NV*	48,400	211,508
Agenus, Inc.*	49,600	122,016
Agios Pharmaceuticals, Inc.(x)*	24,700	719,017
Akebia Therapeutics, Inc.*	41,400	29,721
Akero Therapeutics, Inc.*	3,100	43,989
Akouos, Inc.(x)*	2,800	13,300
Alaunos Therapeutics, Inc.(x)*	95,265	62,151
Albireo Pharma, Inc.*	7,100	211,793
Alector, Inc.*	22,900	326,325
Alkermes plc*	64,200	1,689,102
Allakos, Inc.*	12,100	68,970
Allogene Therapeutics, Inc.*	24,177	220,252
Allovir, Inc.*	8,800	59,400
Altimmune, Inc.*	22,400	136,416
ALX Oncology Holdings, Inc.*	4,500	76,050
Amicus Therapeutics, Inc.*	98,529	933,070
AnaptysBio, Inc.*	7,700	190,498
Anavex Life Sciences Corp.(x)*	24,300	299,133
Anika Therapeutics, Inc.*	5,100	128,061
Annexon, Inc.*	300	819
Apellis Pharmaceuticals, Inc.*	28,500	1,448,085
Applied Molecular Transport, Inc.(x)*	9,500	71,440
Applied Therapeutics, Inc.(x)*	6,300	13,293
Arcturus Therapeutics Holdings, Inc.*	10,200	274,992
Arcus Biosciences, Inc.*	161,430	5,094,731
Arcutis Biotherapeutics, Inc.*	5,900	113,634
Arrowhead Pharmaceuticals, Inc.*	194,950	8,965,750
Ascendis Pharma A/S (ADR)*	47,691	5,597,016
Atara Biotherapeutics, Inc.*	29,500	274,055
Athenex, Inc.(x)*	27,200	22,562
Athersys, Inc.(x)*	25,100	15,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Atossa Therapeutics, Inc.(x)*	50,700	$63,375
Avid Bioservices, Inc.*	24,500	499,065
Avidity Biosciences, Inc.*	14,400	265,968
Avrobio, Inc.(x)*	11,800	15,576
Beam Therapeutics, Inc.*	19,300	1,105,890
Beyondspring, Inc.(x)*	7,200	15,840
BioAtla, Inc.*	1,400	7,000
BioCryst Pharmaceuticals, Inc.*	77,400	1,258,524
Biohaven Pharmaceutical Holding Co. Ltd.*	48,185	5,713,295
Bioxcel Therapeutics, Inc.(x)*	3,700	77,367
Black Diamond Therapeutics, Inc.*	14,900	41,273
Bluebird Bio, Inc.*	7,800	37,830
Blueprint Medicines Corp.*	111,386	7,115,338
Bolt Biotherapeutics, Inc.(x)*	500	1,370
Bridgebio Pharma, Inc.*	43,076	437,221
Brooklyn ImmunoTherapeutics, Inc.(x)*	19,800	40,590
C4 Therapeutics, Inc.*	13,800	334,788
CareDx, Inc.*	23,500	869,265
Catalyst Pharmaceuticals, Inc.*	42,700	353,983
Celldex Therapeutics, Inc.*	15,700	534,742
Cerevel Therapeutics Holdings, Inc.*	15,500	542,655
ChemoCentryx, Inc.*	22,200	556,554
Chimerix, Inc.*	29,100	133,278
Chinook Therapeutics, Inc.*	13,040	213,334
Clovis Oncology, Inc.(x)*	34,100	68,882
Codiak Biosciences, Inc.*	300	1,881
Coherus Biosciences, Inc.(x)*	409,075	5,281,158
Cortexyme, Inc.(x)*	8,000	49,520
Crinetics Pharmaceuticals, Inc.*	10,500	230,475
Cue Biopharma, Inc.*	10,400	50,752
Cullinan Oncology, Inc.(x)*	1,300	13,611
Curis, Inc.*	39,000	92,820
Cytokinetics, Inc.*	32,500	1,196,325
CytomX Therapeutics, Inc.*	1,000	2,670
Deciphera Pharmaceuticals, Inc.*	18,600	172,422
Denali Therapeutics, Inc.*	36,400	1,170,988
DermTech, Inc.(x)*	9,500	139,460
Dynavax Technologies Corp.(x)*	47,500	514,900
Dyne Therapeutics, Inc.(x)*	800	7,712
Eagle Pharmaceuticals, Inc.*	3,700	183,113
Editas Medicine, Inc.*	27,600	524,952
Eiger BioPharmaceuticals, Inc.(x)*	18,500	153,550
Emergent BioSolutions, Inc.*	20,700	849,942
Enanta Pharmaceuticals, Inc.*	7,900	562,322
Epizyme, Inc.*	36,900	42,435
Erasca, Inc.(x)*	247,623	2,129,558
Evelo Biosciences, Inc.(x)*	3,400	11,526
Exagen, Inc.(x)*	600	4,818
Fate Therapeutics, Inc.*	34,500	1,337,565
FibroGen, Inc.*	42,600	512,052
Finch Therapeutics Group, Inc.(x)*	200	1,006
Foghorn Therapeutics, Inc.(x)*	700	10,661
Forma Therapeutics Holdings, Inc.*	13,000	120,900
Fortress Biotech, Inc.(x)*	13,800	18,768
Frequency Therapeutics, Inc.*	10,600	22,472
G1 Therapeutics, Inc.(x)*	15,200	115,520
Generation Bio Co.*	17,478	128,289
Geron Corp.(x)*	274,100	372,776
Global Blood Therapeutics, Inc.*	24,000	831,360
Gossamer Bio, Inc.*	11,400	98,952
Greenwich Lifesciences, Inc.(x)*	900	17,658
Gritstone bio, Inc.(x)*	13,500	55,620
Halozyme Therapeutics, Inc.*	59,400	2,368,872
Harpoon Therapeutics, Inc.(x)*	12,400	61,628
Heron Therapeutics, Inc.(x)*	43,700	249,964
Homology Medicines, Inc.*	15,300	46,512
Humanigen, Inc.*	12,500	37,625
Ideaya Biosciences, Inc.*	9,300	104,067
IGM Biosciences, Inc.(x)*	3,300	88,209
ImmunityBio, Inc.(x)*	44,500	249,645
ImmunoGen, Inc.*	106,300	505,988
Immunovant, Inc.*	23,400	128,934
Inhibrx, Inc.*	10,800	240,624
Inovio Pharmaceuticals, Inc.(x)*	71,700	257,403
Inozyme Pharma, Inc.(x)*	1,100	4,499
Insmed, Inc.*	50,400	1,184,400
Instil Bio, Inc.(x)*	336,297	3,615,193
Intellia Therapeutics, Inc.*	126,370	9,183,308
Intercept Pharmaceuticals, Inc.(x)*	3,300	53,691
Ironwood Pharmaceuticals, Inc.*	72,800	915,824
iTeos Therapeutics, Inc.*	9,400	302,492
IVERIC bio, Inc.*	37,000	622,710
Jounce Therapeutics, Inc.*	29,300	198,947
KalVista Pharmaceuticals, Inc.*	500	7,370
Karuna Therapeutics, Inc.*	7,700	976,283
Karyopharm Therapeutics, Inc.*	29,500	217,415
Keros Therapeutics, Inc.*	3,700	201,206
Kezar Life Sciences, Inc.*	14,188	235,805
Kiniksa Pharmaceuticals Ltd., Class A(x)*	6,700	66,598
Kodiak Sciences, Inc.*	15,200	117,344
Kronos Bio, Inc.*	15,500	112,065
Krystal Biotech, Inc.*	7,500	499,050
Kura Oncology, Inc.*	26,400	424,512
Kymera Therapeutics, Inc.*	11,600	490,912
Legend Biotech Corp. (ADR)*	145,253	5,278,494
LianBio (ADR)(x)*	101,806	377,700
Ligand Pharmaceuticals, Inc.*	6,550	736,809
Lineage Cell Therapeutics, Inc.(x)*	10,500	16,170
Lyell Immunopharma, Inc.*	56,772	286,699
MacroGenics, Inc.*	24,700	217,607
Madrigal Pharmaceuticals, Inc.*	4,500	441,540
Magenta Therapeutics, Inc.*	15,300	44,370
MannKind Corp.(x)*	96,800	356,224
MeiraGTx Holdings plc*	12,000	166,200
Mersana Therapeutics, Inc.*	22,900	91,371
MiMedx Group, Inc.*	44,500	209,595
Mirum Pharmaceuticals, Inc.*	7,500	165,150
Molecular Templates, Inc.(x)*	12,800	44,160
Morphic Holding, Inc.*	6,300	252,945
Mustang Bio, Inc.*	7,800	7,878
Myriad Genetics, Inc.*	38,100	960,120
Neoleukin Therapeutics, Inc.*	11,500	21,620
Nkarta, Inc.(x)*	7,700	87,626
Nurix Therapeutics, Inc.*	12,500	175,125
Ocugen, Inc.(x)*	73,900	243,870
Oncorus, Inc.(x)*	500	890
OPKO Health, Inc.(x)*	204,200	702,448
Organogenesis Holdings, Inc.*	25,900	197,358
ORIC Pharmaceuticals, Inc.*	10,300	55,002
Oyster Point Pharma, Inc.(x)*	6,600	76,824
Passage Bio, Inc.*	600	1,860
PDL BioPharma, Inc.(r)(x)*	73,900	121,708
PMV Pharmaceuticals, Inc.*	8,600	179,052
Poseida Therapeutics, Inc.(x)*	2,100	9,408
Praxis Precision Medicines, Inc.*	4,500	45,945
Precigen, Inc.(x)*	35,700	75,327
Prelude Therapeutics, Inc.(x)*	1,000	6,900
Prometheus Biosciences, Inc.(x)*	11,500	434,240
Protagonist Therapeutics, Inc.*	13,800	326,784
Prothena Corp. plc*	13,600	497,352
PTC Therapeutics, Inc.*	30,800	1,149,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Puma Biotechnology, Inc.*	22,400	$64,512
Radius Health, Inc.*	19,200	169,536
RAPT Therapeutics, Inc.*	6,400	140,736
Recursion Pharmaceuticals, Inc., Class A(x)*	43,815	313,715
REGENXBIO, Inc.*	18,700	620,653
Relay Therapeutics, Inc.*	23,400	700,362
Replimune Group, Inc.*	10,300	174,894
REVOLUTION Medicines, Inc.*	18,900	482,139
Rhythm Pharmaceuticals, Inc.*	16,700	192,384
Rigel Pharmaceuticals, Inc.*	56,000	167,440
Rocket Pharmaceuticals, Inc.*	15,900	252,174
Rubius Therapeutics, Inc.*	15,700	86,507
Sana Biotechnology, Inc.(x)*	33,400	275,884
Sangamo Therapeutics, Inc.*	47,800	277,718
Scholar Rock Holding Corp.(x)*	10,400	134,056
Selecta Biosciences, Inc.*	49,100	60,393
Seres Therapeutics, Inc.*	22,300	158,776
Sesen Bio, Inc.(x)*	76,900	46,348
Shattuck Labs, Inc.*	2,200	9,372
Silverback Therapeutics, Inc.*	1,300	4,563
Solid Biosciences, Inc.*	17,500	21,000
Sorrento Therapeutics, Inc.(x)*	108,400	252,572
Spectrum Pharmaceuticals, Inc.(x)*	73,800	95,202
Spero Therapeutics, Inc.(x)*	6,606	57,472
SpringWorks Therapeutics, Inc.*	10,600	598,264
SQZ Biotechnologies Co.(x)*	1,300	6,253
Stoke Therapeutics, Inc.*	6,100	128,405
Sutro Biopharma, Inc.*	10,300	84,666
Syndax Pharmaceuticals, Inc.*	10,000	173,800
Syros Pharmaceuticals, Inc.(x)*	10,500	12,495
Talaris Therapeutics, Inc.(x)*	1,000	9,840
Taysha Gene Therapies, Inc.(x)*	2,200	14,344
TCR2 Therapeutics, Inc.*	2,300	6,348
TG Therapeutics, Inc.*	54,400	517,344
Travere Therapeutics, Inc.*	24,000	618,480
Turning Point Therapeutics, Inc.*	151,483	4,067,319
Twist Bioscience Corp.*	20,373	1,006,019
Ultragenyx Pharmaceutical, Inc.*	100,052	7,265,776
UroGen Pharma Ltd.(x)*	10,000	87,100
Vanda Pharmaceuticals, Inc.*	21,603	244,330
Vaxart, Inc.(x)*	17,500	88,200
Vaxcyte, Inc.*	15,800	381,570
Veracyte, Inc.*	28,100	774,717
Verastem, Inc.*	32,600	45,966
Vericel Corp.*	20,300	775,866
Verve Therapeutics, Inc.(x)*	13,700	312,634
Viking Therapeutics, Inc.(x)*	29,600	88,800
Vir Biotechnology, Inc.*	219,562	5,647,135
Viracta Therapeutics, Inc.(x)*	2,900	13,804
VistaGen Therapeutics, Inc.(x)*	1,700	2,108
Werewolf Therapeutics, Inc.(x)*	800	3,520
XBiotech, Inc.(x)	11,500	99,360
Xencor, Inc.*	27,600	736,368
XOMA Corp.(x)*	500	13,990
Y-mAbs Therapeutics, Inc.(x)*	13,000	154,440
Zentalis Pharmaceuticals, Inc.*	13,510	623,351

		136,293,901

Health Care Equipment & Supplies (4.9%)
Accelerate Diagnostics, Inc.(x)*	1,000	1,440
Accuray, Inc.*	30,267	100,184
Alphatec Holdings, Inc.*	24,600	282,900
AngioDynamics, Inc.*	14,600	314,484
Apyx Medical Corp.*	5,600	36,568
Artivion, Inc.*	16,300	348,494
Asensus Surgical, Inc.(x)*	109,900	68,885
Aspira Women’s Health, Inc.(x)*	27,500	28,600
AtriCure, Inc.*	281,440	18,482,165
Atrion Corp.	700	499,100
Avanos Medical, Inc.*	25,500	854,250
Axogen, Inc.*	15,700	124,658
Axonics, Inc.*	17,700	1,108,020
BioLife Solutions, Inc.*	8,000	181,840
Bioventus, Inc., Class A*	13,807	194,679
Butterfly Network, Inc.(x)*	38,500	183,260
Cardiovascular Systems, Inc.*	19,100	431,660
Cerus Corp.*	72,400	397,476
ClearPoint Neuro, Inc.(x)*	1,600	16,656
CONMED Corp.	10,881	1,616,373
CryoPort, Inc.*	16,700	582,997
Cutera, Inc.*	6,600	455,400
CytoSorbents Corp.(x)*	20,100	64,119
Glaukos Corp.*	21,076	1,218,614
Haemonetics Corp.*	20,200	1,277,044
Heska Corp.*	3,300	456,324
Inari Medical, Inc.*	213,940	19,391,522
Inogen, Inc.*	6,900	223,698
Insulet Corp.*	20,955	5,582,202
Integer Holdings Corp.*	15,100	1,216,607
Intersect ENT, Inc.*	15,100	422,951
Invacare Corp.*	9,800	13,818
iRadimed Corp.	4,700	210,748
iRhythm Technologies, Inc.*	82,186	12,941,829
Lantheus Holdings, Inc.*	25,240	1,396,024
LeMaitre Vascular, Inc.	7,200	334,584
LivaNova plc*	20,032	1,639,219
Meridian Bioscience, Inc.*	18,700	485,452
Merit Medical Systems, Inc.*	20,575	1,368,649
Mesa Laboratories, Inc.	2,300	586,224
Natus Medical, Inc.*	15,100	396,828
Neogen Corp.*	42,866	1,321,987
NeuroPace, Inc.(x)*	700	5,747
Nevro Corp.*	14,200	1,027,086
NuVasive, Inc.*	21,400	1,213,380
OraSure Technologies, Inc.*	24,500	166,110
Ortho Clinical Diagnostics Holdings plc*	38,273	714,174
Orthofix Medical, Inc.*	8,200	268,140
OrthoPediatrics Corp.*	5,500	296,945
Outset Medical, Inc.*	18,300	830,820
PAVmed, Inc.(x)*	4,500	5,940
Pulmonx Corp.(x)*	10,200	253,062
Pulse Biosciences, Inc.(x)*	4,970	24,154
Quotient Ltd.(x)*	17,900	21,480
Retractable Technologies, Inc.(x)*	19,600	93,100
SeaSpine Holdings Corp.*	12,800	155,648
Senseonics Holdings, Inc.(x)*	166,300	327,611
Shockwave Medical, Inc.*	13,556	2,810,972
SI-BONE, Inc.*	9,400	212,440
Sientra, Inc.(x)*	43,600	96,792
Silk Road Medical, Inc.*	282,364	11,658,810
STAAR Surgical Co.*	19,100	1,526,281
Stereotaxis, Inc.*	17,700	66,021
Surmodics, Inc.*	4,500	203,985
Tactile Systems Technology, Inc.*	8,200	165,312
TransMedics Group, Inc.*	9,100	245,154
Treace Medical Concepts, Inc.*	3,200	60,512
Utah Medical Products, Inc.	1,500	134,790
Vapotherm, Inc.(x)*	6,600	91,740
Varex Imaging Corp.*	11,400	242,706
ViewRay, Inc.*	31,000	121,520

		99,898,964

Health Care Providers & Services (2.6%)
1Life Healthcare, Inc.*	46,700	517,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Accolade, Inc.*	20,192	$354,571
AdaptHealth Corp.*	32,575	522,177
Addus HomeCare Corp.*	6,900	643,701
Agiliti, Inc.*	7,600	160,360
Alignment Healthcare, Inc.*	29,700	333,531
AMN Healthcare Services, Inc.*	19,900	2,076,167
Apollo Medical Holdings, Inc.(x)*	14,500	702,815
Aveanna Healthcare Holdings, Inc.*	11,200	38,192
Brookdale Senior Living, Inc.*	71,500	504,075
Castle Biosciences, Inc.*	8,500	381,310
Community Health Systems, Inc.*	49,800	591,126
CorVel Corp.(x)*	3,500	589,540
Covetrus, Inc.*	48,900	821,031
Cross Country Healthcare, Inc.*	14,700	318,549
Ensign Group, Inc. (The)	21,500	1,935,215
Fulgent Genetics, Inc.*	6,200	386,942
Guardant Health, Inc.*	113,344	7,507,907
Hanger, Inc.*	15,100	276,783
HealthEquity, Inc.*	32,800	2,212,032
InfuSystem Holdings, Inc.*	2,700	26,460
Innovage Holding Corp.(x)*	1,000	6,420
Invitae Corp.*	80,200	639,194
Joint Corp. (The)*	6,300	222,957
LHC Group, Inc.*	12,973	2,187,248
LifeStance Health Group, Inc.(x)*	9,100	92,001
MEDNAX, Inc.*	30,200	709,096
ModivCare, Inc.*	4,900	565,411
National HealthCare Corp.	6,100	428,403
National Research Corp.	4,200	166,530
Ontrak, Inc.(x)*	700	1,585
Option Care Health, Inc.*	57,850	1,652,196
Owens & Minor, Inc.	32,050	1,410,841
Patterson Cos., Inc.	38,700	1,252,719
Pennant Group, Inc. (The)*	10,000	186,300
PetIQ, Inc.*	9,100	222,040
Privia Health Group, Inc.*	15,700	419,661
Progyny, Inc.*	25,300	1,300,420
R1 RCM, Inc.*	501,710	13,425,760
RadNet, Inc.*	18,500	413,845
Select Medical Holdings Corp.	50,019	1,199,956
SOC Telemed, Inc.(x)*	2,300	6,877
Surgery Partners, Inc.*	12,700	699,135
Tenet Healthcare Corp.*	40,700	3,498,572
Tivity Health, Inc.*	20,732	666,948
US Physical Therapy, Inc.	6,200	616,590
Viemed Healthcare, Inc.*	14,200	70,716

		52,961,341

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	46,800	1,053,936
American Well Corp., Class A*	77,900	327,959
Computer Programs and Systems, Inc.*	5,600	192,920
Evolent Health, Inc., Class A*	27,900	901,170
Forian, Inc.(x)*	1,300	9,048
Health Catalyst, Inc.*	19,400	506,922
HealthStream, Inc.*	8,300	165,336
iCAD, Inc.*	5,100	22,746
Inspire Medical Systems, Inc.*	10,900	2,797,921
Multiplan Corp.(x)*	146,700	686,556
NantHealth, Inc.(x)*	26,200	19,745
NextGen Healthcare, Inc.*	23,900	499,749
Omnicell, Inc.*	18,100	2,343,769
OptimizeRx Corp.*	6,800	256,428
Phreesia, Inc.*	18,900	498,204
Schrodinger, Inc.*	18,110	617,913
Simulations Plus, Inc.	6,300	321,174
Tabula Rasa HealthCare, Inc.(x)*	8,200	47,232

		11,268,728

Life Sciences Tools & Services (1.9%)
Berkeley Lights, Inc.*	19,200	136,512
Bionano Genomics, Inc.(x)*	112,600	290,508
ChromaDex Corp.(x)*	2,100	5,166
Codexis, Inc.*	24,000	494,880
Cytek Biosciences, Inc.(x)*	37,342	402,547
Fluidigm Corp.(x)*	26,200	94,058
ICON plc*	60,920	14,816,962
Medpace Holdings, Inc.*	11,100	1,815,849
NanoString Technologies, Inc.*	19,200	667,200
NeoGenomics, Inc.*	43,800	532,170
Pacific Biosciences of California, Inc.*	81,700	743,470
Personalis, Inc.*	14,300	117,117
Quanterix Corp.*	12,400	361,956
Repligen Corp.*	100,439	18,891,572
Seer, Inc.(x)*	16,100	245,364

		39,615,331

Pharmaceuticals (0.8%)
Aclaris Therapeutics, Inc.*	19,100	329,284
Aerie Pharmaceuticals, Inc.*	11,000	100,100
Amphastar Pharmaceuticals, Inc.*	16,400	588,760
Angion Biomedica Corp.(x)*	100	212
ANI Pharmaceuticals, Inc.*	6,100	171,471
Antares Pharma, Inc.*	43,700	179,170
Arvinas, Inc.*	17,500	1,177,750
Atea Pharmaceuticals, Inc.*	25,900	186,998
Athira Pharma, Inc.(x)*	24,700	333,450
Axsome Therapeutics, Inc.(x)*	12,500	517,375
Cara Therapeutics, Inc.*	7,900	95,985
Cassava Sciences, Inc.(x)*	14,600	542,244
Citius Pharmaceuticals, Inc.(x)*	91,100	163,069
Collegium Pharmaceutical, Inc.*	10,700	217,852
Corcept Therapeutics, Inc.*	40,500	912,060
CorMedix, Inc.(x)*	14,400	78,912
Cymabay Therapeutics, Inc.*	26,100	81,171
Durect Corp.*	500	335
Endo International plc*	105,600	243,936
Esperion Therapeutics, Inc.(x)*	11,800	54,752
Evolus, Inc.*	9,800	109,956
Fulcrum Therapeutics, Inc.*	8,200	193,930
Harmony Biosciences Holdings, Inc.*	8,600	418,390
Ikena Oncology, Inc.*	500	3,050
Innoviva, Inc.*	20,000	387,000
Intra-Cellular Therapies, Inc.*	32,000	1,958,080
Kaleido Biosciences, Inc.(x)*	8,200	13,530
Marinus Pharmaceuticals, Inc.(x)*	9,824	91,854
Mind Medicine MindMed, Inc.(x)*	83,700	92,907
NGM Biopharmaceuticals, Inc.*	8,800	134,200
Nuvation Bio, Inc.(x)*	60,429	317,857
Ocular Therapeutix, Inc.*	31,000	153,450
Omeros Corp.(x)*	25,900	155,659
Oramed Pharmaceuticals, Inc.*	5,000	43,250
Pacira BioSciences, Inc.*	16,500	1,259,280
Paratek Pharmaceuticals, Inc.(x)*	29,600	87,912
Phathom Pharmaceuticals, Inc.*	1,400	19,054
Phibro Animal Health Corp., Class A	7,400	147,630
Pliant Therapeutics, Inc.*	10,300	72,203
Prestige Consumer Healthcare, Inc.*	22,700	1,201,738
Provention Bio, Inc.(x)*	33,500	245,220
Rain Therapeutics, Inc.(x)*	1,000	5,070
Reata Pharmaceuticals, Inc., Class A(x)*	11,000	360,360
Relmada Therapeutics, Inc.*	6,400	172,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Revance Therapeutics, Inc.*	29,200	$569,400
SIGA Technologies, Inc.*	28,900	204,901
Supernus Pharmaceuticals, Inc.*	24,500	791,840
Tarsus Pharmaceuticals, Inc.(x)*	700	11,774
Terns Pharmaceuticals, Inc.*	400	1,188
Theravance Biopharma, Inc.*	23,300	222,748
Verrica Pharmaceuticals, Inc.(x)*	7,600	61,636
WaVe Life Sciences Ltd.(x)*	8,700	17,400

		15,500,089

Total Health Care		355,538,354

Industrials (15.8%)
Aerospace & Defense (1.8%)
AAR Corp.*	17,100	828,153
Aerojet Rocketdyne Holdings, Inc.*	35,500	1,396,925
AeroVironment, Inc.*	10,000	941,400
Axon Enterprise, Inc.*	113,567	15,641,583
Howmet Aerospace, Inc.	342,140	12,296,511
Kaman Corp.	14,300	621,764
Kratos Defense & Security Solutions, Inc.*	59,500	1,218,560
Maxar Technologies, Inc.	28,100	1,108,826
Moog, Inc., Class A	10,800	948,240
Parsons Corp.*	9,600	371,520
Triumph Group, Inc.*	23,900	604,192

		35,977,674

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	926,565
Atlas Air Worldwide Holdings, Inc.*	11,000	950,070
Forward Air Corp.	12,200	1,192,916
Hub Group, Inc., Class A*	15,000	1,158,150

		4,227,701

Airlines (0.2%)
Allegiant Travel Co.*	6,490	1,053,911
Frontier Group Holdings, Inc.*	21,700	245,861
Hawaiian Holdings, Inc.*	25,400	500,380
SkyWest, Inc.*	23,800	686,630
Spirit Airlines, Inc.(x)*	43,100	942,597
Sun Country Airlines Holdings, Inc.*	12,400	324,632

		3,754,011

Building Products (1.9%)
AAON, Inc.	15,715	875,797
American Woodmark Corp.*	7,200	352,440
Apogee Enterprises, Inc.	12,300	583,758
Armstrong World Industries, Inc.	147,780	13,301,678
Cornerstone Building Brands, Inc.*	21,100	513,152
CSW Industrials, Inc.	6,700	787,853
Gibraltar Industries, Inc.*	13,000	558,350
Griffon Corp.	15,100	302,453
JELD-WEN Holding, Inc.*	31,717	643,221
Masonite International Corp.*	10,800	960,552
PGT Innovations, Inc.*	22,700	408,146
Quanex Building Products Corp.	4,000	83,960
Resideo Technologies, Inc.*	61,700	1,470,311
Simpson Manufacturing Co., Inc.	17,900	1,951,816
Trex Co., Inc.*	182,690	11,935,137
UFP Industries, Inc.	22,564	1,741,038
Zurn Water Solutions Corp.	51,600	1,826,640

		38,296,302

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	28,300	1,302,932
ACCO Brands Corp.	12,700	101,600
Brady Corp., Class A	18,000	832,860
Brink’s Co. (The)	18,016	1,225,088
Casella Waste Systems, Inc., Class A*	18,437	1,616,003
Cimpress plc*	7,600	483,284
CoreCivic, Inc.*	53,500	597,595
Deluxe Corp.	16,600	501,984
GEO Group, Inc. (The) (REIT)(x)*	29,100	192,351
Harsco Corp.*	41,400	506,736
Healthcare Services Group, Inc.	34,500	640,665
HNI Corp.	22,100	818,805
Interface, Inc.	9,700	131,629
KAR Auction Services, Inc.*	45,284	817,376
Matthews International Corp., Class A	17,344	561,252
MillerKnoll, Inc.(x)	29,440	1,017,447
Montrose Environmental Group, Inc.*	9,200	486,956
Pitney Bowes, Inc.	88,500	460,200
Steelcase, Inc., Class A	44,100	526,995
Tetra Tech, Inc.	121,410	20,025,365
UniFirst Corp.	5,700	1,050,396
US Ecology, Inc.*	14,290	684,205
Viad Corp.*	6,600	235,224

		34,816,948

Construction & Engineering (0.8%)
Ameresco, Inc., Class A*	10,200	810,900
API Group Corp.*	77,700	1,634,031
Arcosa, Inc.	22,600	1,293,850
Comfort Systems USA, Inc.	15,700	1,397,457
Construction Partners, Inc., Class A*	9,300	243,474
Dycom Industries, Inc.*	11,300	1,076,438
EMCOR Group, Inc.	19,974	2,249,672
Fluor Corp.*	54,700	1,569,343
Granite Construction, Inc.	21,421	702,609
Great Lakes Dredge & Dock Corp.*	26,100	366,183
MYR Group, Inc.*	5,600	526,624
NV5 Global, Inc.*	3,900	519,870
Primoris Services Corp.	22,900	545,478
WillScot Mobile Mini Holdings Corp.*	80,863	3,164,169

		16,100,098

Electrical Equipment (1.9%)
AMETEK, Inc.	90,045	11,992,193
Array Technologies, Inc.*	51,100	575,897
Atkore, Inc.*	17,800	1,752,232
AZZ, Inc.	13,300	641,592
Blink Charging Co.(x)*	14,600	386,316
Bloom Energy Corp., Class A*	55,800	1,347,570
Encore Wire Corp.	8,000	912,560
EnerSys	17,600	1,312,432
FuelCell Energy, Inc.(x)*	133,800	770,688
GrafTech International Ltd.	68,300	657,046
Plug Power, Inc.*	598,880	17,133,957
Stem, Inc.(x)*	43,348	477,261
TPI Composites, Inc.*	2,800	39,368
Vicor Corp.*	7,600	536,180

		38,535,292

Machinery (3.7%)
Alamo Group, Inc.	5,100	733,329
Albany International Corp., Class A	13,400	1,129,888
Altra Industrial Motion Corp.	27,593	1,074,196
Astec Industries, Inc.	11,400	490,200
Barnes Group, Inc.	17,742	713,051
Chart Industries, Inc.*	14,000	2,404,780
Columbus McKinnon Corp.	9,300	394,320
Desktop Metal, Inc., Class A(x)*	58,300	276,342
Douglas Dynamics, Inc.	7,700	266,343
Energy Recovery, Inc.*	16,000	322,240
Enerpac Tool Group Corp.	31,200	682,968
EnPro Industries, Inc.	9,700	947,981
ESCO Technologies, Inc.	9,584	670,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Evoqua Water Technologies Corp.*	44,027	$2,068,388
Federal Signal Corp.	27,900	941,625
Franklin Electric Co., Inc.	17,500	1,453,200
Gorman-Rupp Co. (The)	8,700	312,156
Greenbrier Cos., Inc. (The)	11,947	615,390
Helios Technologies, Inc.	12,000	963,000
Hillenbrand, Inc.	27,341	1,207,652
Hydrofarm Holdings Group, Inc.*	15,000	227,250
Hyliion Holdings Corp.(x)*	20,600	91,258
Hyster-Yale Materials Handling, Inc.	300	9,963
Ideanomics, Inc.(x)*	163,600	183,232
Ingersoll Rand, Inc.	252,434	12,710,052
ITT, Inc.	147,850	11,119,799
John Bean Technologies Corp.	12,500	1,480,875
Kadant, Inc.	4,316	838,124
Kennametal, Inc.	31,600	904,076
Lindsay Corp.	5,100	800,751
Meritor, Inc.*	30,600	1,088,442
Middleby Corp. (The)*	75,370	12,356,158
Mueller Industries, Inc.	23,900	1,294,663
Mueller Water Products, Inc., Class A	75,800	979,336
Nikola Corp.(x)*	80,300	860,013
Proto Labs, Inc.*	13,100	692,990
RBC Bearings, Inc.*	10,600	2,055,128
Shyft Group, Inc. (The)	13,300	480,263
SPX Corp.*	21,700	1,072,197
SPX FLOW, Inc.	16,000	1,379,520
Standex International Corp.	6,600	659,472
Tennant Co.	9,200	724,960
Terex Corp.	29,400	1,048,404
Trinity Industries, Inc.	34,700	1,192,292
Wabash National Corp.	19,000	281,960
Watts Water Technologies, Inc., Class A	10,892	1,520,414
Welbilt, Inc.*	48,991	1,163,536

		74,882,290

Marine (0.1%)
Costamare, Inc.	19,800	337,590
Matson, Inc.	17,500	2,110,850

		2,448,440

Professional Services (0.9%)
ASGN, Inc.*	19,073	2,226,010
CBIZ, Inc.*	18,366	770,821
Exponent, Inc.	21,700	2,344,685
First Advantage Corp.*	21,200	428,028
Heidrick & Struggles International, Inc.	7,500	296,850
Huron Consulting Group, Inc.*	13,569	621,596
ICF International, Inc.	8,000	753,120
Insperity, Inc.	14,700	1,476,174
KBR, Inc.	52,989	2,900,088
Kelly Services, Inc., Class A	5,900	127,971
Kforce, Inc.	9,700	717,509
Korn Ferry	21,400	1,389,716
ManTech International Corp., Class A	10,700	922,233
Sterling Check Corp.*	3,100	81,933
TriNet Group, Inc.*	18,000	1,770,480
TrueBlue, Inc.*	15,000	433,350
Upwork, Inc.*	46,700	1,085,308

		18,345,872

Road & Rail (1.1%)
ArcBest Corp.	9,485	763,543
Avis Budget Group, Inc.*	15,714	4,137,496
Heartland Express, Inc.	3,000	42,210
Marten Transport Ltd.	26,949	478,614
Saia, Inc.*	9,943	2,424,302
TFI International, Inc.	129,550	13,798,371
Werner Enterprises, Inc.	22,747	932,627

		22,577,163

Trading Companies & Distributors (1.5%)
Applied Industrial Technologies, Inc.	14,900	1,529,634
Beacon Roofing Supply, Inc.*	23,900	1,416,792
Boise Cascade Co.	17,900	1,243,513
Custom Truck One Source, Inc.*	5,100	42,789
GATX Corp.	13,700	1,689,621
GMS, Inc.*	18,200	905,814
H&E Equipment Services, Inc.	15,100	657,152
Herc Holdings, Inc.	9,600	1,604,064
McGrath RentCorp	10,300	875,294
MRC Global, Inc.*	30,200	359,682
NOW, Inc.*	37,300	411,419
Rush Enterprises, Inc., Class A	19,950	1,015,655
SiteOne Landscape Supply, Inc.*	86,511	13,987,964
Textainer Group Holdings Ltd.	24,200	921,294
Triton International Ltd.	25,012	1,755,342
Veritiv Corp.*	6,200	828,258
WESCO International, Inc.*	17,803	2,316,882

		31,561,169

Total Industrials		321,522,960

Information Technology (22.5%)
Communications Equipment (1.0%)
ADTRAN, Inc.	18,200	335,790
Calix, Inc.*	25,500	1,094,205
Ciena Corp.*	214,970	13,033,631
Extreme Networks, Inc.*	55,900	682,539
Harmonic, Inc.*	35,400	328,866
Infinera Corp.*	75,000	650,250
KVH Industries, Inc.*	1,200	10,920
NETGEAR, Inc.*	12,900	318,372
NetScout Systems, Inc.*	32,000	1,026,560
Plantronics, Inc.*	16,500	650,100
Viavi Solutions, Inc.*	99,800	1,604,784

		19,736,017

Electronic Equipment, Instruments & Components (3.3%)
Advanced Energy Industries, Inc.	15,800	1,360,064
Badger Meter, Inc.	11,600	1,156,636
Belden, Inc.	16,578	918,421
Benchmark Electronics, Inc.	13,189	330,253
Cognex Corp.	214,090	16,517,044
CTS Corp.	11,962	422,737
ePlus, Inc.*	13,200	739,992
Fabrinet*	14,800	1,555,924
FARO Technologies, Inc.*	7,695	399,524
II-VI, Inc.(x)*	40,065	2,904,312
Insight Enterprises, Inc.*	12,925	1,387,111
Itron, Inc.*	20,000	1,053,600
Knowles Corp.*	33,000	710,490
Littelfuse, Inc.	48,490	12,093,891
Methode Electronics, Inc.	18,800	813,100
MicroVision, Inc.(x)*	63,400	296,078
nLight, Inc.*	15,100	261,834
Novanta, Inc.*	117,250	16,683,502
OSI Systems, Inc.*	7,700	655,424
PAR Technology Corp.(x)*	8,700	350,958
Plexus Corp.*	13,795	1,128,569
Rogers Corp.*	7,200	1,956,240
Sanmina Corp.*	23,500	949,870
ScanSource, Inc.*	9,400	327,026
TTM Technologies, Inc.*	53,300	789,906
Vishay Intertechnology, Inc.	61,200	1,199,520

		66,962,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (3.4%)
BigCommerce Holdings, Inc.*	18,800	$411,908
Brightcove, Inc.*	6,500	50,700
Cass Information Systems, Inc.	733	27,055
Conduent, Inc.*	59,900	309,084
CSG Systems International, Inc.	12,052	766,146
DigitalOcean Holdings, Inc.*	175,865	10,173,790
Evertec, Inc.	22,696	928,947
Evo Payments, Inc., Class A*	27,300	630,357
ExlService Holdings, Inc.*	13,800	1,977,126
Flywire Corp.*	379,595	11,608,015
Grid Dynamics Holdings, Inc.*	16,300	229,504
LiveRamp Holdings, Inc.*	24,757	925,664
MAXIMUS, Inc.	22,983	1,722,576
MoneyGram International, Inc.*	34,500	364,320
MongoDB, Inc.*	47,470	21,057,218
Paya Holdings, Inc.*	23,700	138,882
Perficient, Inc.*	13,900	1,530,251
Rackspace Technology, Inc.(x)*	17,900	199,764
Repay Holdings Corp.*	29,100	429,807
Shift4 Payments, Inc., Class A(x)*	209,413	12,968,947
TTEC Holdings, Inc.	9,300	767,436
Tucows, Inc., Class A(x)*	200	13,660
Unisys Corp.*	29,900	646,139
Verra Mobility Corp.*	58,600	954,008

		68,831,304

Semiconductors & Semiconductor Equipment (6.7%)
Alpha & Omega Semiconductor Ltd.*	8,200	448,130
Ambarella, Inc.*	13,900	1,458,388
Amkor Technology, Inc.	39,500	857,940
Axcelis Technologies, Inc.*	14,600	1,102,738
CEVA, Inc.*	7,800	317,070
CMC Materials, Inc.	10,920	2,024,568
Cohu, Inc.*	15,777	466,999
Credo Technology Group Holding Ltd.*	10,300	156,869
Diodes, Inc.*	17,300	1,504,927
Entegris, Inc.	138,090	18,125,693
FormFactor, Inc.*	29,140	1,224,754
Ichor Holdings Ltd.*	10,300	366,886
Impinj, Inc.*	5,600	355,824
Kulicke & Soffa Industries, Inc.	24,500	1,372,490
Lattice Semiconductor Corp.*	313,641	19,116,419
MACOM Technology Solutions Holdings, Inc.*	248,853	14,898,829
MaxLinear, Inc.*	27,656	1,613,728
Meta Materials, Inc.(x)*	84,650	141,365
Monolithic Power Systems, Inc.	34,110	16,566,545
NeoPhotonics Corp.*	19,800	301,158
ON Semiconductor Corp.*	192,485	12,051,486
Onto Innovation, Inc.*	21,075	1,831,207
PDF Solutions, Inc.*	11,600	323,292
Photronics, Inc.*	18,400	312,248
Power Integrations, Inc.	24,200	2,242,856
Rambus, Inc.*	40,648	1,296,265
Semtech Corp.*	26,900	1,865,246
Silicon Laboratories, Inc.*	15,164	2,277,633
SiTime Corp.*	6,100	1,511,702
SMART Global Holdings, Inc.*	13,400	346,122
SunPower Corp.(x)*	38,800	833,424
Synaptics, Inc.*	90,673	18,089,263
Ultra Clean Holdings, Inc.*	18,200	771,498
Veeco Instruments, Inc.*	17,049	463,562
Wolfspeed, Inc.*	88,310	10,054,977

		136,692,101

Software (8.0%)
8x8, Inc.*	49,000	616,910
A10 Networks, Inc.	23,000	320,850
ACI Worldwide, Inc.*	49,081	1,545,561
Agilysys, Inc.*	6,250	249,250
Alarm.com Holdings, Inc.*	17,719	1,177,605
Altair Engineering, Inc., Class A*	19,500	1,255,800
American Software, Inc., Class A	12,000	250,080
Appfolio, Inc., Class A*	7,900	894,359
Appian Corp.*	16,800	1,021,776
Asana, Inc., Class A(x)*	29,600	1,183,112
Avalara, Inc.*	141,658	14,096,388
Avaya Holdings Corp.*	37,000	468,790
Blackbaud, Inc.*	20,300	1,215,361
Blackline, Inc.*	20,900	1,530,298
Bottomline Technologies DE, Inc.*	17,100	969,228
Box, Inc., Class A*	59,700	1,734,882
Cerence, Inc.*	15,100	545,110
CommVault Systems, Inc.*	20,200	1,340,270
Consensus Cloud Solutions, Inc.*	5,600	336,728
Digital Turbine, Inc.*	37,600	1,647,256
Domo, Inc., Class B*	12,800	647,296
Dynatrace, Inc.*	337,949	15,917,398
E2open Parent Holdings, Inc.(x)*	62,700	552,387
Ebix, Inc.	9,900	328,185
EngageSmart, Inc.*	5,000	106,550
Envestnet, Inc.*	21,900	1,630,236
EverCommerce, Inc.*	5,200	68,640
Freshworks, Inc., Class A(x)*	580,771	10,407,416
HashiCorp, Inc., Class A(x)*	132,261	7,142,094
Instructure Holdings, Inc.*	1,400	28,084
InterDigital, Inc.	11,900	759,220
JFrog Ltd.*	20,700	557,865
LivePerson, Inc.*	25,500	622,710
Manhattan Associates, Inc.*	125,836	17,454,712
Marathon Digital Holdings, Inc.(x)*	38,200	1,067,690
MicroStrategy, Inc., Class A(x)*	3,300	1,604,856
Mimecast Ltd.*	23,300	1,853,748
Mitek Systems, Inc.*	16,600	243,522
Model N, Inc.*	15,100	406,190
Momentive Global, Inc.*	59,400	965,844
Monday.com Ltd.(x)*	50,639	8,004,507
OneSpan, Inc.*	5,800	83,752
PagerDuty, Inc.*	32,300	1,104,337
Ping Identity Holding Corp.*	22,800	625,404
Progress Software Corp.	22,850	1,076,006
PROS Holdings, Inc.*	19,550	651,210
Q2 Holdings, Inc.*	22,500	1,387,125
Qualys, Inc.*	13,500	1,922,535
Rapid7, Inc.*	23,800	2,647,512
Riot Blockchain, Inc.(x)*	33,800	715,546
Sailpoint Technologies Holdings, Inc.*	34,287	1,754,809
Samsara, Inc., Class A(x)*	493,045	7,898,581
Sapiens International Corp. NV(x)	7,400	187,886
Smartsheet, Inc., Class A*	221,225	12,118,705
Sprout Social, Inc., Class A*	17,700	1,418,124
SPS Commerce, Inc.*	14,300	1,876,160
Sumo Logic, Inc.*	32,700	381,609
Telos Corp.*	15,400	153,538
Tenable Holdings, Inc.*	35,200	2,034,208
Upland Software, Inc.*	10,400	183,144
Varonis Systems, Inc.*	342,565	16,285,540
Verint Systems, Inc.*	30,121	1,557,256
Vonage Holdings Corp.*	93,400	1,895,086
Workiva, Inc.*	17,700	2,088,600
Xperi Holding Corp.	39,331	681,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Yext, Inc.*	56,900	$392,041
Zuora, Inc., Class A*	42,700	639,646

		164,528,337

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.*	56,000	934,080
Avid Technology, Inc.*	13,500	470,745
Corsair Gaming, Inc.*	8,600	181,976
Diebold Nixdorf, Inc.*	14,000	94,220
Super Micro Computer, Inc.*	22,200	845,154

		2,526,175

Total Information Technology		459,275,960

Materials (2.4%)
Chemicals (1.4%)
AdvanSix, Inc.	8,300	424,047
Amyris, Inc.(x)*	67,000	292,120
Aspen Aerogels, Inc.*	8,600	296,528
Avient Corp.	36,084	1,732,032
Balchem Corp.	12,083	1,651,746
Cabot Corp.	22,500	1,539,225
Chase Corp.	2,300	199,893
Danimer Scientific, Inc.(x)*	27,500	161,150
Ferro Corp.*	30,787	669,309
FMC Corp.	62,820	8,265,228
GCP Applied Technologies, Inc.*	24,600	772,932
Hawkins, Inc.	7,200	330,480
HB Fuller Co.	21,800	1,440,326
Ingevity Corp.*	14,891	954,066
Innospec, Inc.	9,192	850,720
Livent Corp.*	69,100	1,801,437
Minerals Technologies, Inc.	16,000	1,058,400
Orion Engineered Carbons SA	27,600	440,772
Quaker Chemical Corp.	5,500	950,455
Sensient Technologies Corp.	17,700	1,485,915
Stepan Co.	8,200	810,242
Trinseo plc	16,300	781,096
Tronox Holdings plc, Class A	41,000	811,390

		27,719,509

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	52,546	1,632,079

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,500	748,190
Greif, Inc., Class B	300	19,128
Myers Industries, Inc.	7,800	168,480
O-I Glass, Inc.*	78,100	1,029,358
Ranpak Holdings Corp.*	13,900	283,977
TriMas Corp.	21,100	677,099

		2,926,232

Metals & Mining (0.8%)
Allegheny Technologies, Inc.*	57,400	1,540,616
Arconic Corp.*	49,600	1,270,752
Carpenter Technology Corp.	21,800	915,164
Century Aluminum Co.*	19,800	520,938
Coeur Mining, Inc.*	122,870	546,771
Commercial Metals Co.	45,005	1,873,108
Compass Minerals International, Inc.	12,817	804,779
Constellium SE*	49,200	885,600
Hecla Mining Co.	219,421	1,441,596
Kaiser Aluminum Corp.	8,100	762,696
Materion Corp.	7,700	660,198
MP Materials Corp.(x)*	29,200	1,674,328
Novagold Resources, Inc.*	125,900	973,207
Schnitzer Steel Industries, Inc., Class A	12,200	633,668
TimkenSteel Corp.*	17,200	376,336
Warrior Met Coal, Inc.	19,700	731,067
Worthington Industries, Inc.	17,699	909,906

		16,520,730

Paper & Forest Products (0.0%)
Glatfelter Corp.	1,200	14,856
Neenah, Inc.	6,700	265,722
Schweitzer-Mauduit International, Inc.	16,000	440,000

		720,578

Total Materials		49,519,128

Real Estate (4.4%)
Equity Real Estate Investment Trusts (REITs) (4.1%)
Acadia Realty Trust (REIT)	38,586	836,159
Agree Realty Corp. (REIT)	26,500	1,758,540
Alexander & Baldwin, Inc. (REIT)	27,154	629,701
American Assets Trust, Inc. (REIT)	19,996	757,648
Apartment Investment and Management Co. (REIT), Class A*	59,600	436,272
Apple Hospitality REIT, Inc. (REIT)	84,100	1,511,277
Armada Hoffler Properties, Inc. (REIT)	23,300	340,180
Brandywine Realty Trust (REIT)	68,000	961,520
Broadstone Net Lease, Inc. (REIT)	57,000	1,241,460
CareTrust REIT, Inc. (REIT)	44,300	854,990
Centerspace (REIT)	5,632	552,612
Community Healthcare Trust, Inc. (REIT)	8,200	346,122
Corporate Office Properties Trust (REIT)	45,200	1,290,008
DiamondRock Hospitality Co. (REIT)*	94,508	954,531
DigitalBridge Group, Inc. (REIT)*	191,500	1,378,800
Diversified Healthcare Trust (REIT)	47,900	153,280
Easterly Government Properties, Inc. (REIT)	36,600	773,724
EastGroup Properties, Inc. (REIT)	15,146	3,078,879
Empire State Realty Trust, Inc. (REIT), Class A	57,300	562,686
Equity Commonwealth (REIT)*	47,000	1,325,870
Essential Properties Realty Trust, Inc. (REIT)	46,900	1,186,570
Four Corners Property Trust, Inc. (REIT)	31,500	851,760
Getty Realty Corp. (REIT)	13,664	391,064
Gladstone Commercial Corp. (REIT)	11,300	248,826
Gladstone Land Corp. (REIT)(x)	12,100	440,682
Global Medical REIT, Inc. (REIT)	22,500	367,200
Global Net Lease, Inc. (REIT)	39,200	616,616
Healthcare Realty Trust, Inc. (REIT)	54,100	1,486,668
Independence Realty Trust, Inc. (REIT)	84,588	2,236,507
Industrial Logistics Properties Trust (REIT)	32,606	739,178
Innovative Industrial Properties, Inc. (REIT)	9,000	1,848,600
iStar, Inc. (REIT)(x)	32,000	749,120
Kite Realty Group Trust (REIT)	81,340	1,852,112
LTC Properties, Inc. (REIT)	14,589	561,239
LXP Industrial Trust (REIT)	113,945	1,788,936
Macerich Co. (The) (REIT)	82,700	1,293,428
National Health Investors, Inc. (REIT)	20,200	1,192,002
National Storage Affiliates Trust (REIT)	31,900	2,002,044
Necessity Retail REIT, Inc. (The) (REIT)	49,600	392,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
NETSTREIT Corp. (REIT)	13,200	$296,208
NexPoint Residential Trust, Inc. (REIT)	8,700	785,697
Office Properties Income Trust (REIT)	26,912	692,446
Outfront Media, Inc. (REIT)	58,300	1,657,469
Paramount Group, Inc. (REIT)	74,800	816,068
Pebblebrook Hotel Trust (REIT)	52,028	1,273,645
Phillips Edison & Co., Inc. (REIT)(x)	43,678	1,502,086
Physicians Realty Trust (REIT)	89,500	1,569,830
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	731,850
Plymouth Industrial REIT, Inc. (REIT)	12,000	325,200
PotlatchDeltic Corp. (REIT)	27,936	1,473,065
Preferred Apartment Communities, Inc. (REIT), Class A	20,100	501,294
PS Business Parks, Inc. (REIT)	7,920	1,331,194
Retail Opportunity Investments Corp. (REIT)	51,500	998,585
RLJ Lodging Trust (REIT)	58,587	824,905
RPT Realty (REIT)	35,260	485,530
Ryman Hospitality Properties, Inc. (REIT)*	19,916	1,847,607
Sabra Health Care REIT, Inc. (REIT)	84,943	1,264,801
Safehold, Inc. (REIT)	207,084	11,482,808
Service Properties Trust (REIT)	81,700	721,411
SITE Centers Corp. (REIT)	76,300	1,274,973
STAG Industrial, Inc. (REIT)	68,000	2,811,800
Summit Hotel Properties, Inc. (REIT)*	34,200	340,632
Sunstone Hotel Investors, Inc. (REIT)*	81,314	957,879
Tanger Factory Outlet Centers, Inc. (REIT)(x)	43,700	751,203
Terreno Realty Corp. (REIT)	28,200	2,088,210
UMH Properties, Inc. (REIT)	16,100	395,899
Uniti Group, Inc. (REIT)	85,300	1,173,728
Universal Health Realty Income Trust (REIT)	1,850	107,985
Urban Edge Properties (REIT)	48,300	922,530
Veris Residential, Inc. (REIT)*	46,100	801,679
Washington REIT (REIT)	32,300	823,650
Xenia Hotels & Resorts, Inc. (REIT)*	42,701	823,702

		83,844,716

Real Estate Management & Development (0.3%)
Cushman & Wakefield plc*	53,500	1,097,285
Douglas Elliman, Inc.	16,097	117,508
eXp World Holdings, Inc.(x)	22,000	465,740
Kennedy-Wilson Holdings, Inc.	44,526	1,085,989
Marcus & Millichap, Inc.	10,000	526,800
Newmark Group, Inc., Class A	72,640	1,156,429
Realogy Holdings Corp.*	52,800	827,904
Redfin Corp.(x)*	42,573	768,017
St Joe Co. (The)	16,000	947,840

		6,993,512

Total Real Estate		90,838,228

Utilities (1.5%)
Electric Utilities (0.3%)
ALLETE, Inc.	22,200	1,486,956
MGE Energy, Inc.	12,900	1,029,291
Otter Tail Corp.	18,200	1,137,500
PNM Resources, Inc.	29,900	1,425,333
Portland General Electric Co.	31,900	1,759,285

		6,838,365

Gas Utilities (0.6%)
Brookfield Infrastructure Corp., Class A	23,823	1,797,207
Chesapeake Utilities Corp.	5,740	790,742
New Jersey Resources Corp.	40,700	1,866,502
Northwest Natural Holding Co.	10,100	522,372
ONE Gas, Inc.	21,500	1,897,160
South Jersey Industries, Inc.	40,100	1,385,455
Southwest Gas Holdings, Inc.	22,300	1,745,867
Spire, Inc.	20,300	1,456,728

		11,462,033

Independent Power and Renewable Electricity Producers (0.2%)
Clearway Energy, Inc., Class A	12,700	423,164
Clearway Energy, Inc., Class C	36,192	1,321,370
Ormat Technologies, Inc.(x)	19,200	1,571,136
Sunnova Energy International, Inc.*	34,500	795,570

		4,111,240

Multi-Utilities (0.2%)
Avista Corp.	27,300	1,232,595
Black Hills Corp.	24,800	1,910,096
NorthWestern Corp.	19,591	1,185,060

		4,327,751

Water Utilities (0.2%)
American States Water Co.	13,500	1,201,770
California Water Service Group	20,300	1,203,384
Middlesex Water Co.	6,000	631,020
SJW Group	11,900	828,002

		3,864,176

Total Utilities		30,603,565

Total Common Stocks (99.1%) (Cost $1,482,616,242)		2,023,209,129

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
4.000%, 6/15/23(e)	$9,000	8,815

Total Financials		8,815

Total Long-Term Debt Securities (0.0%) (Cost $9,152)		8,815

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)*	65,300	22,528
Contra Aduro Biotech I, CVR(r)(x)*	10,640	—

		22,528

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR(r)(x)*	16,700	6,764
Zogenix, Inc., CVR(r)*	27,700	14,127

		20,891

Total Rights (0.0%) (Cost $54,448)		43,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.4%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $11,811,767, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $12,047,918.(xx)	$11,811,685	$11,811,685
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $16,000,138, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $16,326,671.(xx)	16,000,000	16,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $15,001,313, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $16,586,980.(xx)	15,000,000	15,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $7,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $7,140,121.(xx)	7,000,000	7,000,000
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $9,800,082, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/15/22-8/15/51; total market value $5,345,672 and cash in the amount of $4,560,288.(xx)	9,800,000	9,800,000
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $10,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/14/22-5/15/51; total market value $8,759,469 and cash in the amount of $1,413,452.(xx)	10,000,000	10,000,000
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $5,000,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $5,100,001.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $4,000,042, collateralized by various Common Stocks; total market value $4,444,812.(xx)	4,000,000	4,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $11,000,122, collateralized by various Common Stocks; total market value $12,740,071.(xx)	11,000,000	11,000,000

Total Repurchase Agreements		89,611,685

Total Short-Term Investments (4.4%) (Cost $89,611,685)		89,611,685

Total Investments in Securities (103.5%) (Cost $1,572,291,527)		2,112,873,048
Other Assets Less Liabilities (-3.5%)		(71,837,570)

Net Assets (100%)		$2,041,035,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $415,619 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $95,333,230. This was collateralized by $12,410,536 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 2/15/52 and by cash of $89,611,685 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	96	6/2022	USD	9,918,720	308,387

					308,387

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$32,666,946	$—	$—	$32,666,946
Consumer Discretionary	286,060,425	—	—	286,060,425
Consumer Staples	44,412,211	—	—	44,412,211
Energy	97,873,223	—	—	97,873,223
Financials	254,898,129	—	—	254,898,129
Health Care	355,416,646	—	121,708	355,538,354
Industrials	321,522,960	—	—	321,522,960
Information Technology	459,275,960	—	—	459,275,960
Materials	49,519,128	—	—	49,519,128
Real Estate	90,838,228	—	—	90,838,228
Utilities	30,603,565	—	—	30,603,565
Corporate Bond
Financials	—	8,815	—	8,815
Futures	308,387	—	—	308,387
Rights
Health Care	—	—	43,419	43,419
Short-Term Investments
Repurchase Agreements	—	89,611,685	—	89,611,685

Total Assets	$2,023,395,808	$89,620,500	$165,127	$2,113,181,435

Total Liabilities	$—	$—	$—	$—

Total	$2,023,395,808	$89,620,500	$165,127	$2,113,181,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$708,153,794
Aggregate gross unrealized depreciation	(175,510,283)

Net unrealized appreciation	$532,643,511

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,580,537,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.8%)
Auto Components (1.4%)
Aptiv plc*	1,144	$136,948

Household Durables (1.6%)
TopBuild Corp.*	883	160,167

Specialty Retail (1.6%)
Home Depot, Inc. (The)	543	162,536

Textiles, Apparel & Luxury Goods (2.2%)
NIKE, Inc., Class B	1,583	213,009

Total Consumer Discretionary		672,660

Financials (10.0%)
Banks (2.7%)
SVB Financial Group*	486	271,893

Capital Markets (4.9%)
Intercontinental Exchange, Inc.	1,827	241,383
MSCI, Inc.	480	241,383

		482,766

Insurance (2.4%)
Aflac, Inc.	3,747	241,269

Total Financials		995,928

Health Care (21.0%)
Health Care Equipment & Supplies (8.8%)
Alcon, Inc.(x)	2,787	221,093
Becton Dickinson and Co.	1,051	279,566
Koninklijke Philips NV (NYRS)	4,111	125,509
STERIS plc	1,048	253,375

		879,543

Health Care Providers & Services (3.4%)
Laboratory Corp. of America Holdings*	623	164,260
UnitedHealth Group, Inc.	333	169,820

		334,080

Life Sciences Tools & Services (8.8%)
Bio-Rad Laboratories, Inc., Class A*	353	198,820
Bruker Corp.	2,736	175,925
Danaher Corp.	996	292,157
West Pharmaceutical Services, Inc.	505	207,408

		874,310

Total Health Care		2,087,933

Industrials (18.9%)
Aerospace & Defense (1.8%)
Hexcel Corp.	3,051	181,443

Building Products (3.6%)
Owens Corning	2,228	203,862
Trex Co., Inc.*	2,305	150,586

		354,448

Commercial Services & Supplies (4.8%)
Tetra Tech, Inc.	1,214	200,237
Waste Management, Inc.	1,774	281,179

		481,416

Electrical Equipment (5.0%)
Rockwell Automation, Inc.	797	223,184
Vestas Wind Systems A/S (ADR)(x)	27,370	269,868

		493,052

Machinery (3.7%)
Deere & Co.	635	263,817
Xylem, Inc.	1,256	107,087

		370,904

Total Industrials		1,881,263

Information Technology (32.1%)
Communications Equipment (4.6%)
Ciena Corp.*	3,281	198,927
Lumentum Holdings, Inc.*	2,648	258,445

		457,372

Electronic Equipment, Instruments & Components (6.8%)
Flex Ltd.*	14,046	260,553
Keysight Technologies, Inc.*	1,188	187,669
TE Connectivity Ltd.	1,701	222,797

		671,019

IT Services (4.8%)
Block, Inc.*	1,107	150,109
MAXIMUS, Inc.	1,758	131,762
Visa, Inc., Class A	903	200,258

		482,129

Semiconductors & Semiconductor Equipment (7.6%)
Monolithic Power Systems, Inc.	453	220,013
NVIDIA Corp.	684	186,636
NXP Semiconductors NV	1,096	202,848
Wolfspeed, Inc.*	1,258	143,236

		752,733

Software (5.9%)
Adobe, Inc.*	389	177,236
ANSYS, Inc.*	409	129,919
Microsoft Corp.	907	279,637

		586,792

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	1,359	237,295

Total Information Technology		3,187,340

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
SBA Communications Corp. (REIT)	540	185,814

Total Real Estate		185,814

Utilities (4.3%)
Electric Utilities (2.5%)
NextEra Energy, Inc.	2,965	251,165

Water Utilities (1.8%)
American Water Works Co., Inc.	1,083	179,269

Total Utilities		430,434

Total Common Stocks (95.0%) (Cost $9,505,898)		9,441,372

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	133,702	133,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (2.2%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $214,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $218,293.(xx)	$214,009	$214,009

Total Short-Term Investments (3.5%) (Cost $347,750)		347,737

Total Investments in Securities (98.5%) (Cost $9,853,648)		9,789,109
Other Assets Less Liabilities (1.5%)		151,673

Net Assets (100%)		$9,940,782

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $205,932. This was collateralized by cash of $214,009 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$672,660	$—	$—	$672,660
Financials	995,928	—	—	995,928
Health Care	2,087,933	—	—	2,087,933
Industrials	1,881,263	—	—	1,881,263
Information Technology	3,187,340	—	—	3,187,340
Real Estate	185,814	—	—	185,814
Utilities	430,434	—	—	430,434
Short-Term Investments
Investment Company	133,728	—	—	133,728
Repurchase Agreement	—	214,009	—	214,009

Total Assets	$9,575,100	$214,009	$—	$9,789,109

Total Liabilities	$—	$—	$—	$—

Total	$9,575,100	$214,009	$—	$9,789,109

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$317,941
Aggregate gross unrealized depreciation	(382,480)

Net unrealized depreciation	$(64,539)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,853,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Media (1.4%)
Fox Corp., Class B	244,608	$8,874,378

Total Communication Services		8,874,378

Consumer Discretionary (8.2%)
Auto Components (1.9%)
Aptiv plc*	4,979	596,036
BorgWarner, Inc.	220,566	8,580,017
Bridgestone Corp.	70,100	2,712,972

		11,889,025

Hotels, Restaurants & Leisure (1.5%)
Cracker Barrel Old Country Store, Inc.	27,974	3,321,353
Sodexo SA	73,505	5,967,356

		9,288,709

Leisure Products (0.8%)
Polaris, Inc.(x)	44,612	4,698,536

Multiline Retail (2.0%)
Dollar Tree, Inc.*	76,651	12,275,658

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	58,768	12,162,625

Total Consumer Discretionary		50,314,553

Consumer Staples (8.2%)
Food & Staples Retailing (2.2%)
Koninklijke Ahold Delhaize NV	314,959	10,124,748
Sysco Corp.	41,030	3,350,100

		13,474,848

Food Products (4.6%)
Conagra Brands, Inc.	355,414	11,931,248
General Mills, Inc.	63,210	4,280,581
J M Smucker Co. (The)	31,588	4,277,331
Kellogg Co.	61,188	3,946,014
Orkla ASA	434,380	3,863,087

		28,298,261

Household Products (1.4%)
Kimberly-Clark Corp.	70,588	8,693,618

Total Consumer Staples		50,466,727

Energy (4.6%)
Energy Equipment & Services (1.4%)
Baker Hughes Co.	233,468	8,500,570

Oil, Gas & Consumable Fuels (3.2%)
Devon Energy Corp.	171,281	10,127,846
Pioneer Natural Resources Co.	39,434	9,859,683

		19,987,529

Total Energy		28,488,099

Financials (18.3%)
Banks (5.1%)
Commerce Bancshares, Inc.	13,637	976,273
First Hawaiian, Inc.	268,432	7,486,568
M&T Bank Corp.	12,458	2,111,631
Prosperity Bancshares, Inc.	116,934	8,112,881
Truist Financial Corp.	154,919	8,783,907
Westamerica Bancorp	61,695	3,732,548

		31,203,808

Capital Markets (6.9%)
Ameriprise Financial, Inc.	12,173	3,656,282
Bank of New York Mellon Corp. (The)	249,704	12,392,810
Northern Trust Corp.	126,338	14,712,060
State Street Corp.	32,320	2,815,718
T. Rowe Price Group, Inc.	61,486	9,296,068

		42,872,938

Insurance (5.9%)
Aflac, Inc.	120,964	7,788,872
Allstate Corp. (The)	87,366	12,101,065
Chubb Ltd.	28,470	6,089,733
Reinsurance Group of America, Inc.	95,659	10,470,834

		36,450,504

Thrifts & Mortgage Finance (0.4%)
Capitol Federal Financial, Inc.	215,028	2,339,505

Total Financials		112,866,755

Health Care (14.4%)
Health Care Equipment & Supplies (5.7%)
Becton Dickinson and Co.	22,732	6,046,712
Dentsply Sirona, Inc.	56,935	2,802,340
Envista Holdings Corp.*	40,463	1,970,953
Koninklijke Philips NV (NYRS)	102,602	3,132,439
Zimmer Biomet Holdings, Inc.	160,561	20,535,752
Zimvie, Inc.(x)*	15,601	356,327

		34,844,523

Health Care Providers & Services (8.1%)
AmerisourceBergen Corp.	30,357	4,696,531
Cardinal Health, Inc.	123,777	7,018,156
Henry Schein, Inc.*	104,388	9,101,590
Humana, Inc.	4,264	1,855,565
McKesson Corp.	16,361	5,008,593
Quest Diagnostics, Inc.	79,785	10,919,375
Universal Health Services, Inc., Class B	77,360	11,213,332

		49,813,142

Health Care Technology (0.6%)
Cerner Corp.	40,238	3,764,668

Total Health Care		88,422,333

Industrials (14.0%)
Aerospace & Defense (1.0%)
BAE Systems plc	328,208	3,093,840
General Dynamics Corp.	11,788	2,843,030

		5,936,870

Airlines (2.1%)
Southwest Airlines Co.*	279,493	12,800,779

Building Products (0.7%)
Cie de Saint-Gobain	75,608	4,499,439

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	21,801	2,888,632

Electrical Equipment (3.9%)
Emerson Electric Co.	126,778	12,430,583
Hubbell, Inc.	13,949	2,563,408
nVent Electric plc	270,781	9,417,763

		24,411,754

Machinery (2.9%)
Cummins, Inc.	13,712	2,812,468
IMI plc	81,226	1,447,631
Oshkosh Corp.	70,587	7,104,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PACCAR, Inc.	50,092	$4,411,602
Stanley Black & Decker, Inc.	13,982	1,954,544

		17,730,827

Road & Rail (0.5%)
Heartland Express, Inc.	231,945	3,263,466

Trading Companies & Distributors (2.4%)
Beacon Roofing Supply, Inc.*	75,573	4,479,968
MSC Industrial Direct Co., Inc., Class A	122,667	10,452,455

		14,932,423

Total Industrials		86,464,190

Information Technology (6.3%)
Communications Equipment (1.4%)
F5, Inc.*	31,739	6,631,864
Juniper Networks, Inc.	45,894	1,705,421

		8,337,285

Electronic Equipment, Instruments & Components (0.4%)
TE Connectivity Ltd.	20,728	2,714,954

IT Services (1.2%)
Amdocs Ltd.	65,713	5,402,266
Euronet Worldwide, Inc.*	14,709	1,914,376

		7,316,642

Software (1.9%)
CDK Global, Inc.	110,834	5,395,399
Open Text Corp.	151,613	6,428,391

		11,823,790

Technology Hardware, Storage & Peripherals (1.4%)
HP, Inc.	239,909	8,708,697

Total Information Technology		38,901,368

Materials (5.3%)
Chemicals (0.9%)
Axalta Coating Systems Ltd.*	209,927	5,160,005

Containers & Packaging (3.3%)
Amcor plc	347,775	3,940,291
Packaging Corp. of America	44,435	6,936,748
Sonoco Products Co.	151,820	9,497,859

		20,374,898

Paper & Forest Products (1.1%)
Mondi plc	355,773	6,897,089

Total Materials		32,431,992

Real Estate (6.7%)
Equity Real Estate Investment Trusts (REITs) (6.7%)
Equinix, Inc. (REIT)	9,606	7,124,002
Essex Property Trust, Inc. (REIT)	12,554	4,337,156
Healthcare Trust of America, Inc. (REIT), Class A	103,084	3,230,652
Healthpeak Properties, Inc. (REIT)	301,269	10,342,565
MGM Growth Properties LLC (REIT), Class A	159,214	6,161,582
Regency Centers Corp. (REIT)	105,964	7,559,472
Weyerhaeuser Co. (REIT)	64,308	2,437,273

Total Real Estate		41,192,702

Utilities (6.9%)
Electric Utilities (4.3%)
Edison International	163,211	11,441,091
Evergy, Inc.	42,380	2,896,249
Eversource Energy	37,510	3,308,007
Pinnacle West Capital Corp.	84,522	6,601,168
Xcel Energy, Inc.	29,516	2,130,170

		26,376,685

Gas Utilities (1.4%)
Atmos Energy Corp.	33,049	3,949,025
Spire, Inc.	62,534	4,487,440

		8,436,465

Multi-Utilities (1.2%)
NorthWestern Corp.	127,856	7,734,009

Total Utilities		42,547,159

Total Common Stocks (94.3%) (Cost $493,942,240)		580,970,256

EXCHANGE TRADED FUND (ETF):
Equity (2.0%)
iShares Russell Mid-Cap Value ETF	103,355	12,365,392

Total Exchange Traded Fund (2.0%) (Cost $12,179,973)		12,365,392

MASTER LIMITED PARTNERSHIP:
Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Enterprise Products Partners LP (Cost $6,134,497)	250,923	6,476,323

SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	7,629,836	7,631,362

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $2,131,612, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,174,263.(xx)	$2,131,594	2,131,594
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $1,000,011, collateralized by various Common Stocks; total market value $1,158,188.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		3,131,594

Total Short-Term Investments (1.7%) (Cost $10,762,992)		10,762,956

Total Investments in Securities (99.1%) (Cost $523,019,702)		610,574,927
Other Assets Less Liabilities (0.9%)		5,268,386

Net Assets (100%)		$615,843,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $2,916,574. This was collateralized by cash of $3,131,594 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
USD	11,167,514	GBP	8,433,086	Bank of America	6/30/2022	92,452
USD	2,292,339	JPY	275,938,135	Bank of America	6/30/2022	19,990
USD	3,298,194	NOK	28,991,390	UBS AG	6/30/2022	6,710

Total unrealized appreciation						119,152

GBP	811,724	USD	1,068,461	Bank of America	6/30/2022	(2,435)
USD	20,356,604	EUR	18,414,017	JPMorgan Chase Bank	6/30/2022	(86,480)

Total unrealized depreciation						(88,915)

Net unrealized appreciation						30,237

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,874,378	$—	$—	$8,874,378
Consumer Discretionary	41,634,225	8,680,328	—	50,314,553
Consumer Staples	36,478,892	13,987,835	—	50,466,727
Energy	28,488,099	—	—	28,488,099
Financials	112,866,755	—	—	112,866,755
Health Care	88,422,333	—	—	88,422,333
Industrials	77,423,280	9,040,910	—	86,464,190
Information Technology	38,901,368	—	—	38,901,368
Materials	25,534,903	6,897,089	—	32,431,992
Real Estate	41,192,702	—	—	41,192,702
Utilities	42,547,159	—	—	42,547,159
Exchange Traded Fund	12,365,392	—	—	12,365,392
Forward Currency Contracts	—	119,152	—	119,152
Master Limited Partnership
Energy	6,476,323	—	—	6,476,323
Short-Term Investments
Investment Company	7,631,362	—	—	7,631,362
Repurchase Agreements	—	3,131,594	—	3,131,594

Total Assets	$568,837,171	$41,856,908	$—	$610,694,079

Liabilities:
Forward Currency Contracts	$—	$(88,915)	$—	$(88,915)

Total Liabilities	$—	$(88,915)	$—	$(88,915)

Total	$568,837,171	$41,767,993	$—	$610,605,164

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,622,178
Aggregate gross unrealized depreciation	(10,563,412)

Net unrealized appreciation	$87,058,766

Federal income tax cost of investments in securities and derivative instruments, if applicable	$523,546,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (51.1%)
iShares Core MSCI EAFE ETF	201,600	$14,013,216
iShares Core S&P 500 ETF	14,600	6,623,874
iShares Core S&P Mid-Cap ETF	8,700	2,334,558
iShares Russell 2000 ETF(x)	17,600	3,612,752
SPDR Portfolio S&P 500 ETF(x)	124,700	6,625,311
Vanguard S&P 500 ETF	16,000	6,642,720

Total Equity		39,852,431

Fixed Income (48.8%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	363,700	31,292,748
Vanguard Intermediate-Term Treasury ETF(x)	106,400	6,693,624

Total Fixed Income		37,986,372

Total Exchange Traded Funds (99.9%) (Cost $73,276,065)		77,838,803

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	40,863	40,871

	Principal Amount	Value (Note 1)
Repurchase Agreements (27.7%)
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $7,000,060, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $7,142,919.(xx)	$7,000,000	7,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $1,020,017.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $10,621,517, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $10,834,040.(xx)	10,621,429	10,621,429
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $2,000,105, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $2,040,000.(xx)	2,000,000	2,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $1,000,011, collateralized by various Common Stocks; total market value $1,158,188.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		21,621,429

Total Short-Term Investments (27.8%) (Cost $21,662,300)		21,662,300

Total Investments in Securities (127.7%) (Cost $94,938,365)		99,501,103
Other Assets Less Liabilities (-27.7%)		(21,558,402)

Net Assets (100%)		$77,942,701

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $21,455,679. This was collateralized by $304,405 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.625%, maturing 4/15/22 - 2/15/50 and by cash of $21,621,429 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$77,838,803	$—	$—	$77,838,803
Short-Term Investments
Investment Company	40,871	—	—	40,871
Repurchase Agreements	—	21,621,429	—	21,621,429

Total Assets	$77,879,674	$21,621,429	$—	$99,501,103

Total Liabilities	$—	$—	$—	$—

Total	$77,879,674	$21,621,429	$—	$99,501,103

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,207,799
Aggregate gross unrealized depreciation	(1,979,163)

Net unrealized appreciation	$4,228,636

Federal income tax cost of investments in securities and derivative instruments, if applicable	$95,272,467

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (43.2%)
iShares Core MSCI EAFE ETF	83,227	$5,785,109
iShares Core S&P 500 ETF	16,512	7,491,329
iShares Russell 2000 ETF	8,147	1,672,335
SPDR S&P 500 ETF Trust	5,579	2,519,700
SPDR S&P MidCap 400 ETF Trust	5,066	2,484,620

Total Equity		19,953,093

Fixed Income (45.2%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	85,994	10,400,114
Vanguard Intermediate-Term Corporate Bond ETF	121,133	10,422,283

Total Fixed Income		20,822,397

Total Exchange Traded Funds (88.4%)
(Cost $38,405,728)		40,775,490

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (11.0%)
U.S. Treasury Notes
2.125%, 3/31/24	$2,538,000	2,528,738
1.750%, 6/30/24	2,566,000	2,530,720

Total U.S. Treasury Obligations (Cost $5,139,209)		5,059,458

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	29,368	29,374

Total Short-Term Investment (0.0%) (Cost $29,371)		29,374

Total Investments in Securities (99.4%) (Cost $43,574,308)		45,864,322
Other Assets Less Liabilities (0.6%)		274,107

Net Assets (100%)		$46,138,429

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$40,775,490	$—	$—	$40,775,490
Short-Term Investment
Investment Company	29,374	—	—	29,374
U.S. Treasury Obligations	—	5,059,458	—	5,059,458

Total Assets	$40,804,864	$5,059,458	$—	$45,864,322

Total Liabilities	$—	$—	$—	$—

Total	$40,804,864	$5,059,458	$—	$45,864,322

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,425,300
Aggregate gross unrealized depreciation	(1,160,135)

Net unrealized appreciation	$2,265,165

Federal income tax cost of investments in securities and derivative instruments, if applicable	$43,599,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.6%)
Entertainment (1.0%)
Netflix, Inc.*	16,833	$6,305,473

Interactive Media & Services (6.7%)
Alphabet, Inc., Class C*	6,993	19,531,379
Meta Platforms, Inc., Class A*	68,949	15,331,500
Pinterest, Inc., Class A*	68,732	1,691,494
Snap, Inc., Class A*	106,439	3,830,740

		40,385,113

Media (2.9%)
Charter Communications, Inc., Class A*	20,366	11,110,060
Comcast Corp., Class A	142,885	6,689,876

		17,799,936

Total Communication Services		64,490,522

Consumer Discretionary (12.6%)
Automobiles (0.7%)
General Motors Co.*	96,574	4,224,147

Hotels, Restaurants & Leisure (7.0%)
Aramark	237,620	8,934,512
Chipotle Mexican Grill, Inc.*	6,720	10,631,242
Hilton Grand Vacations, Inc.*	142,406	7,406,536
Norwegian Cruise Line Holdings Ltd.(x)*	318,683	6,972,784
Royal Caribbean Cruises Ltd.*	43,076	3,608,907
Yum! Brands, Inc.	39,192	4,645,428

		42,199,409

Household Durables (0.5%)
DR Horton, Inc.	37,889	2,823,109

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	3,249	10,591,577

Multiline Retail (1.6%)
Dollar General Corp.	22,617	5,035,223
Dollar Tree, Inc.*	30,075	4,816,511

		9,851,734

Specialty Retail (0.4%)
Burlington Stores, Inc.*	13,539	2,466,400

Textiles, Apparel & Luxury Goods (0.7%)
NIKE, Inc., Class B	30,539	4,109,328

Total Consumer Discretionary		76,265,704

Consumer Staples (4.4%)
Beverages (1.7%)
Constellation Brands, Inc., Class A	20,205	4,653,615
Molson Coors Beverage Co., Class B	100,449	5,361,968

		10,015,583

Food Products (1.0%)
Kraft Heinz Co. (The)	144,487	5,691,343

Personal Products (0.7%)
Estee Lauder Cos., Inc. (The), Class A	16,394	4,464,414

Tobacco (1.0%)
Philip Morris International, Inc.	66,969	6,291,068

Total Consumer Staples		26,462,408

Energy (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
Chevron Corp.	31,922	5,197,859
ConocoPhillips	119,313	11,931,300
Equitrans Midstream Corp.	464,515	3,920,507

Total Energy		21,049,666

Financials (12.6%)
Banks (3.0%)
JPMorgan Chase & Co.	77,838	10,610,876
SVB Financial Group*	13,733	7,682,927

		18,293,803

Capital Markets (4.2%)
Brookfield Asset Management, Inc., Class A	91,021	5,149,058
Moody’s Corp.	9,343	3,152,422
MSCI, Inc.	15,900	7,995,792
Nasdaq, Inc.	30,364	5,410,865
Tradeweb Markets, Inc., Class A	43,600	3,831,132

		25,539,269

Insurance (5.4%)
Aon plc, Class A	39,558	12,881,271
Chubb Ltd.	31,378	6,711,754
Marsh & McLennan Cos., Inc.	49,768	8,481,463
Ryan Specialty Group Holdings, Inc., Class A*	124,000	4,809,960

		32,884,448

Total Financials		76,717,520

Health Care (11.5%)
Biotechnology (2.2%)
Regeneron Pharmaceuticals, Inc.*	8,867	6,192,890
Seagen, Inc.*	49,714	7,161,302

		13,354,192

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	38,551	4,562,896
Edwards Lifesciences Corp.*	53,598	6,309,557

		10,872,453

Health Care Providers & Services (3.5%)
Anthem, Inc.	11,494	5,646,083
Centene Corp.*	77,885	6,557,138
UnitedHealth Group, Inc.	17,909	9,133,053

		21,336,274

Life Sciences Tools & Services (1.9%)
Danaher Corp.	25,410	7,453,515
Mettler-Toledo International, Inc.*	3,048	4,185,483

		11,638,998

Pharmaceuticals (2.1%)
Bristol-Myers Squibb Co.	94,697	6,915,722
Pfizer, Inc.	113,932	5,898,259

		12,813,981

Total Health Care		70,015,898

Industrials (9.6%)
Aerospace & Defense (3.2%)
Axon Enterprise, Inc.*	40,096	5,522,422
Raytheon Technologies Corp.	55,956	5,543,561
TransDigm Group, Inc.*	12,635	8,232,208

		19,298,191

Airlines (0.6%)
United Airlines Holdings, Inc.*	80,814	3,746,537

Building Products (0.9%)
Carrier Global Corp.	116,990	5,366,331

Commercial Services & Supplies (1.0%)
Waste Connections, Inc.	41,928	5,857,342

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Construction & Engineering (1.8%)
Arcosa, Inc.	190,281	$10,893,587

Electrical Equipment (0.8%)
AMETEK, Inc.	36,469	4,856,941

Professional Services (0.5%)
Dun & Bradstreet Holdings, Inc.*	189,738	3,324,210

Road & Rail (0.8%)
Saia, Inc.*	21,191	5,166,790

Total Industrials		58,509,929

Information Technology (24.9%)
Electronic Equipment, Instruments & Components (1.4%)
Trimble, Inc.*	116,264	8,387,285

IT Services (4.6%)
Block, Inc.*	27,980	3,794,088
GoDaddy, Inc., Class A*	39,172	3,278,696
Mastercard, Inc., Class A	28,762	10,278,964
Toast, Inc., Class A(x)*	80,947	1,758,978
Visa, Inc., Class A	39,418	8,741,730

		27,852,456

Semiconductors & Semiconductor Equipment (9.9%)
ASML Holding NV (Registered) (NYRS)	25,172	16,813,134
Broadcom, Inc.	20,946	13,189,277
Enphase Energy, Inc.*	15,077	3,042,237
Lam Research Corp.	13,369	7,187,308
Micron Technology, Inc.	174,567	13,597,024
Wolfspeed, Inc.*	53,800	6,125,668

		59,954,648

Software (7.7%)
Adobe, Inc.*	13,130	5,982,290
Bill.com Holdings, Inc.*	29,882	6,776,939
Ceridian HCM Holding, Inc.*	75,281	5,146,209
DocuSign, Inc.*	10,500	1,124,760
Microsoft Corp.	67,533	20,821,100
ServiceNow, Inc.*	12,284	6,840,837

		46,692,135

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	47,096	8,223,433

Total Information Technology		151,109,957

Materials (4.1%)
Chemicals (2.1%)
Linde plc	24,292	7,759,594
Sherwin-Williams Co. (The)	20,476	5,111,219

		12,870,813

Metals & Mining (2.0%)
Allegheny Technologies, Inc.*	452,246	12,138,282

Total Materials		25,009,095

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Crown Castle International Corp. (REIT)	20,932	3,864,047
Equinix, Inc. (REIT)	9,139	6,777,665

Total Real Estate		10,641,712

Utilities (3.1%)
Electric Utilities (0.8%)
Edison International	69,897	4,899,780

Independent Power and Renewable Electricity Producers (1.3%)
AES Corp. (The)	298,933	7,691,546

Multi-Utilities (1.0%)
CenterPoint Energy, Inc.	197,559	6,053,208

Total Utilities		18,644,534

Total Common Stocks (98.6%) (Cost $349,702,659)		598,916,945

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $4,579,222, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $4,670,774.(xx)	$4,579,190	4,579,190
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $78,028, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $86,276.(xx)	78,021	78,021
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $1,000,011, collateralized by various Common Stocks; total market value $1,158,188.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,657,211

Total Short-Term Investments (0.9%) (Cost $5,657,211)		5,657,211

Total Investments in Securities (99.5%) (Cost $355,359,870)		604,574,156
Other Assets Less Liabilities (0.5%)		2,920,270

Net Assets (100%)		$607,494,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $5,689,302. This was collateralized by cash of $5,657,211 which was subsequently invested in joint repurchase agreements.

Glossary:

NYRS — New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$64,490,522	$—	$—	$64,490,522
Consumer Discretionary	76,265,704	—	—	76,265,704
Consumer Staples	26,462,408	—	—	26,462,408
Energy	21,049,666	—	—	21,049,666
Financials	76,717,520	—	—	76,717,520
Health Care	70,015,898	—	—	70,015,898
Industrials	58,509,929	—	—	58,509,929
Information Technology	151,109,957	—	—	151,109,957
Materials	25,009,095	—	—	25,009,095
Real Estate	10,641,712	—	—	10,641,712
Utilities	18,644,534	—	—	18,644,534
Short-Term Investments
Repurchase Agreements	—	5,657,211	—	5,657,211

Total Assets	$598,916,945	$5,657,211	$—	$604,574,156

Total Liabilities	$—	$—	$—	$—

Total	$598,916,945	$5,657,211	$—	$604,574,156

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$263,889,493
Aggregate gross unrealized depreciation	(14,540,182)

Net unrealized appreciation	$249,349,311

Federal income tax cost of investments in securities and derivative instruments, if applicable	$355,224,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (FORMERLY EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO)

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.0%)
Entertainment (4.6%)
Netflix, Inc.*	25,400	$9,514,586
Sea Ltd. (ADR)*	32,370	3,877,602
Walt Disney Co. (The)*	42,852	5,877,581

		19,269,769

Interactive Media & Services (4.4%)
Meta Platforms, Inc., Class A*	81,403	18,100,771

Total Communication Services		37,370,540

Consumer Discretionary (17.0%)
Auto Components (1.3%)
Aptiv plc*	45,999	5,506,540

Internet & Direct Marketing Retail (9.6%)
Amazon.com, Inc.*	12,176	39,693,152

Specialty Retail (4.4%)
Advance Auto Parts, Inc.	28,990	5,999,771
Tractor Supply Co.	29,920	6,982,430
Ulta Beauty, Inc.*	13,354	5,317,830

		18,300,031

Textiles, Apparel & Luxury Goods (1.7%)
NIKE, Inc., Class B	50,700	6,822,192

Total Consumer Discretionary		70,321,915

Consumer Staples (1.7%)
Beverages (1.7%)
Monster Beverage Corp.*	90,360	7,219,764

Total Consumer Staples		7,219,764

Financials (2.1%)
Capital Markets (2.1%)
S&P Global, Inc.	21,132	8,667,924

Total Financials		8,667,924

Health Care (15.9%)
Health Care Equipment & Supplies (6.7%)
Alcon, Inc.(x)	82,130	6,515,373
Dexcom, Inc.*	12,300	6,292,680
Intuitive Surgical, Inc.*	23,200	6,998,976
Stryker Corp.	30,100	8,047,235

		27,854,264

Health Care Providers & Services (6.0%)
CVS Health Corp.	73,900	7,479,419
UnitedHealth Group, Inc.	33,645	17,157,940

		24,637,359

Life Sciences Tools & Services (3.2%)
Thermo Fisher Scientific, Inc.	22,297	13,169,723

Total Health Care		65,661,346

Industrials (9.5%)
Air Freight & Logistics (3.0%)
United Parcel Service, Inc., Class B	57,848	12,406,082

Electrical Equipment (1.9%)
Eaton Corp. plc	50,760	7,703,338

Industrial Conglomerates (1.0%)
Honeywell International, Inc.	20,800	4,047,264

Road & Rail (1.4%)
Uber Technologies, Inc.*	168,780	6,022,070

Trading Companies & Distributors (2.2%)
WW Grainger, Inc.	17,440	8,995,377

Total Industrials		39,174,131

Information Technology (42.2%)
IT Services (7.0%)
Fidelity National Information Services, Inc.	36,990	3,714,536
PayPal Holdings, Inc.*	57,600	6,661,440
Visa, Inc., Class A	84,861	18,819,624

		29,195,600

Semiconductors & Semiconductor Equipment (7.4%)
ASML Holding NV (Registered) (NYRS)	7,940	5,303,364
Intel Corp.	81,700	4,049,052
NVIDIA Corp.	68,140	18,592,681
NXP Semiconductors NV	15,330	2,837,276

		30,782,373

Software (23.2%)
Adobe, Inc.*	26,129	11,904,895
Atlassian Corp. plc, Class A*	25,970	7,630,765
Microsoft Corp.	91,927	28,342,013
Palo Alto Networks, Inc.*	24,950	15,531,625
salesforce.com, Inc.*	64,960	13,792,307
Splunk, Inc.*	49,195	7,310,869
UiPath, Inc., Class A*	66,532	1,436,426
Unity Software, Inc.*	35,100	3,482,271
Workday, Inc., Class A*	27,290	6,534,863

		95,966,034

Technology Hardware, Storage & Peripherals (4.6%)
Apple, Inc.	109,034	19,038,427

Total Information Technology		174,982,434

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Equinix, Inc. (REIT)	8,600	6,377,932

Total Real Estate		6,377,932

Total Common Stocks (98.9%) (Cost $221,574,454)		409,775,986

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.4%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $5,356,809, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $5,463,907.(xx)	$5,356,772	5,356,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (FORMERLY EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $400,035, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $442,320.(xx)	$400,000	$400,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $100,001, collateralized by various Common Stocks; total market value $115,819.(xx)	100,000	100,000

Total Repurchase Agreements		5,856,772

Total Short-Term Investments (1.4%) (Cost $5,856,772)		5,856,772

Total Investments in Securities (100.3%) (Cost $227,431,226)		415,632,758
Other Assets Less Liabilities (-0.3%)		(1,193,273)

Net Assets (100%)		$414,439,485

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $5,636,634. This was collateralized by cash of $5,856,772 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (FORMERLY EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$37,370,540	$—	$—	$37,370,540
Consumer Discretionary	70,321,915	—	—	70,321,915
Consumer Staples	7,219,764	—	—	7,219,764
Financials	8,667,924	—	—	8,667,924
Health Care	65,661,346	—	—	65,661,346
Industrials	39,174,131	—	—	39,174,131
Information Technology	174,982,434	—	—	174,982,434
Real Estate	6,377,932	—	—	6,377,932
Short-Term Investments
Repurchase Agreements	—	5,856,772	—	5,856,772

Total Assets	$409,775,986	$5,856,772	$—	$415,632,758

Total Liabilities	$—	$—	$—	$—

Total	$409,775,986	$5,856,772	$—	$415,632,758

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$206,183,177
Aggregate gross unrealized depreciation	(18,036,503)

Net unrealized appreciation	$188,146,674

Federal income tax cost of investments in securities and derivative instruments, if applicable	$227,486,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	57,657	$1,362,435
Lumen Technologies, Inc.	7,550	85,089
Verizon Communications, Inc.	33,895	1,726,611

		3,174,135

Entertainment (1.2%)
Activision Blizzard, Inc.	6,290	503,892
Electronic Arts, Inc.	2,266	286,672
Endeavor Group Holdings, Inc., Class A*	147,590	4,356,857
Live Nation Entertainment, Inc.*	1,123	132,110
Netflix, Inc.*	3,585	1,342,905
Take-Two Interactive Software, Inc.*	925	142,209
Walt Disney Co. (The)*	14,700	2,016,252

		8,780,897

Interactive Media & Services (3.3%)
Alphabet, Inc., Class A*	2,428	6,753,118
Alphabet, Inc., Class C*	2,243	6,264,676
Match Group, Inc.*	60,569	6,586,273
Meta Platforms, Inc., Class A*	18,644	4,145,680
Twitter, Inc.*	6,430	248,777
VTEX, Class A(x)*	124,400	765,060

		24,763,584

Media (0.4%)
Charter Communications, Inc., Class A*	962	524,790
Comcast Corp., Class A	36,526	1,710,147
Discovery, Inc., Class A(x)*	1,407	35,062
Discovery, Inc., Class C*	2,634	65,771
DISH Network Corp., Class A*	1,923	60,863
Fox Corp., Class A	2,508	98,941
Fox Corp., Class B	1,130	40,996
Interpublic Group of Cos., Inc. (The)	3,093	109,647
News Corp., Class A	3,272	72,475
News Corp., Class B	763	17,183
Omnicom Group, Inc.	1,687	143,193
Paramount Global, Class B	4,879	184,475
Tribune Co. Litigation, Class 1C(r)*	24,151	—

		3,063,543

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	4,741	608,507

Total Communication Services		40,390,666

Consumer Discretionary (10.4%)
Auto Components (0.4%)
Aptiv plc*	2,179	260,848
BorgWarner, Inc.	2,044	79,512
Fox Factory Holding Corp.*	23,970	2,347,861

		2,688,221

Automobiles (1.7%)
Ford Motor Co.	31,759	537,045
General Motors Co.*	11,732	513,158
Tesla, Inc.*	11,059	11,917,178

		12,967,381

Distributors (0.1%)
Genuine Parts Co.	1,142	143,915
LKQ Corp.	2,289	103,944
Pool Corp.	319	134,889

		382,748

Hotels, Restaurants & Leisure (2.0%)
Booking Holdings, Inc.*	332	779,685
Caesars Entertainment, Inc.*	1,696	131,203
Carnival Corp.*	6,753	136,546
Chipotle Mexican Grill, Inc.*	227	359,121
Darden Restaurants, Inc.	1,031	137,071
Domino’s Pizza, Inc.	289	117,626
Expedia Group, Inc.*	40,450	7,914,852
Hilton Worldwide Holdings, Inc.*	2,250	341,415
Las Vegas Sands Corp.*	2,922	113,578
Marriott International, Inc., Class A*	2,209	388,232
McDonald’s Corp.	6,033	1,491,840
MGM Resorts International	3,176	133,201
Norwegian Cruise Line Holdings Ltd.(x)*	3,181	69,600
Penn National Gaming, Inc.*	1,287	54,595
Royal Caribbean Cruises Ltd.*	1,778	148,961
Six Flags Entertainment Corp.*	35,700	1,552,950
Starbucks Corp.	9,288	844,929
Wynn Resorts Ltd.*	789	62,915
Yum! Brands, Inc.	2,333	276,530

		15,054,850

Household Durables (0.1%)
DR Horton, Inc.	2,604	194,024
Garmin Ltd.	1,207	143,162
Lennar Corp., Class A	2,121	172,162
Mohawk Industries, Inc.*	430	53,406
Newell Brands, Inc.	3,298	70,610
NVR, Inc.*	26	116,149
PulteGroup, Inc.	2,008	84,135
Whirlpool Corp.	486	83,971

		917,619

Internet & Direct Marketing Retail (2.8%)
Amazon.com, Inc.*	3,533	11,517,403
eBay, Inc.	5,018	287,331
Etsy, Inc.*	7,544	937,568
Klaviyo, Inc.(r)*	20,574	546,934
MercadoLibre, Inc.*	6,845	8,141,991

		21,431,227

Leisure Products (0.0%)
Hasbro, Inc.	1,093	89,539

Multiline Retail (0.2%)
Dollar General Corp.	1,871	416,541
Dollar Tree, Inc.*	1,816	290,832
Target Corp.	3,869	821,079

		1,528,452

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	511	105,757
AutoZone, Inc.*	166	339,400
Bath & Body Works, Inc.	2,050	97,990
Best Buy Co., Inc.	1,718	156,166
Burlington Stores, Inc.*	30,800	5,610,836
CarMax, Inc.*	1,289	124,363
Carvana Co.*	8,190	976,985
Home Depot, Inc. (The)	8,431	2,523,651
Lowe’s Cos., Inc.	31,680	6,405,379
O’Reilly Automotive, Inc.*	544	372,618
Ross Stores, Inc.	2,853	258,083
TJX Cos., Inc. (The)	9,631	583,446
Tractor Supply Co.	919	214,467
Ulta Beauty, Inc.*	438	174,420

		17,943,561

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*	50,380	3,849,032
NIKE, Inc., Class B	10,305	1,386,641
PVH Corp.	560	42,901
Ralph Lauren Corp.	338	38,343
Tapestry, Inc.	2,104	78,164
Under Armour, Inc., Class A*	1,334	22,705
Under Armour, Inc., Class C*	1,690	26,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	2,559	$145,505

		5,589,587

Total Consumer Discretionary		78,593,185

Consumer Staples (6.0%)
Beverages (2.4%)
Brown-Forman Corp., Class B	1,543	103,412
Coca-Cola Co. (The)	31,388	1,946,056
Constellation Brands, Inc., Class A	28,457	6,554,216
Molson Coors Beverage Co., Class B	1,611	85,995
Monster Beverage Corp.*	95,640	7,641,636
PepsiCo, Inc.	11,170	1,869,635

		18,200,950

Food & Staples Retailing (2.2%)
Casey’s General Stores, Inc.	22,760	4,510,349
Costco Wholesale Corp.	3,580	2,061,543
Kroger Co. (The)	5,402	309,913
Performance Food Group Co.*	149,390	7,605,445
Sysco Corp.	4,097	334,520
Walgreens Boots Alliance, Inc.	5,785	258,995
Walmart, Inc.	11,422	1,700,964

		16,781,729

Food Products (0.4%)
Archer-Daniels-Midland Co.	4,518	407,795
Campbell Soup Co.	1,543	68,771
Conagra Brands, Inc.	4,040	135,623
General Mills, Inc.	4,870	329,796
Hershey Co. (The)	1,169	253,240
Hormel Foods Corp.	2,380	122,665
J M Smucker Co. (The)	916	124,036
Kellogg Co.	2,007	129,431
Kraft Heinz Co. (The)	5,682	223,814
Lamb Weston Holdings, Inc.	1,130	67,698
McCormick & Co., Inc. (Non-Voting)	1,986	198,203
Mondelez International, Inc., Class A	11,210	703,764
Tyson Foods, Inc., Class A	2,355	211,079

		2,975,915

Household Products (0.5%)
Church & Dwight Co., Inc.	1,984	197,170
Clorox Co. (The)	969	134,720
Colgate-Palmolive Co.	6,805	516,023
Kimberly-Clark Corp.	2,719	334,872
Procter & Gamble Co. (The)	19,354	2,957,291

		4,140,076

Personal Products (0.2%)
Coty, Inc., Class A*	104,900	943,051
Estee Lauder Cos., Inc. (The), Class A	1,877	511,145

		1,454,196

Tobacco (0.3%)
Altria Group, Inc.	14,721	769,172
Philip Morris International, Inc.	12,514	1,175,565

		1,944,737

Total Consumer Staples		45,497,603

Energy (3.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	7,313	266,266
Halliburton Co.	7,227	273,686
Schlumberger NV	11,331	468,084

		1,008,036

Oil, Gas & Consumable Fuels (3.0%)
APA Corp.	2,874	118,782
Chevron Corp.	15,564	2,534,286
ConocoPhillips	10,514	1,051,400
Coterra Energy, Inc.	6,505	175,440
Devon Energy Corp.	5,084	300,617
Diamondback Energy, Inc.	1,375	188,485
EOG Resources, Inc.	4,724	563,243
Exxon Mobil Corp.	34,182	2,823,091
Hess Corp.	2,226	238,271
Kinder Morgan, Inc.	15,745	297,738
Marathon Oil Corp.	6,252	156,988
Marathon Petroleum Corp.	4,675	399,713
Occidental Petroleum Corp.	7,164	406,485
ONEOK, Inc.	3,588	253,421
Phillips 66	3,778	326,381
Pioneer Natural Resources Co.	46,443	11,612,143
Valero Energy Corp.	3,363	341,479
Williams Cos., Inc. (The)	9,810	327,752

		22,115,715

Total Energy		23,123,751

Financials (8.4%)
Banks (3.3%)
Bank of America Corp.	57,395	2,365,822
Citigroup, Inc.	16,022	855,575
Citizens Financial Group, Inc.	3,420	155,029
Comerica, Inc.	1,047	94,680
Fifth Third Bancorp	5,521	237,624
First Republic Bank	36,025	5,839,652
Huntington Bancshares, Inc.	11,609	169,724
JPMorgan Chase & Co.	23,861	3,252,731
KeyCorp	7,693	172,169
M&T Bank Corp.	1,038	175,941
People’s United Financial, Inc.	3,455	69,065
PNC Financial Services Group, Inc. (The)‡	3,391	625,470
Regions Financial Corp.	7,667	170,667
Signature Bank	495	145,278
SVB Financial Group*	473	264,620
Truist Financial Corp.	134,138	7,605,625
US Bancorp	10,904	579,548
Wells Fargo & Co.	31,374	1,520,384
Zions Bancorp NA	1,246	81,688

		24,381,292

Capital Markets (3.0%)
Ameriprise Financial, Inc.	895	268,822
Bank of New York Mellon Corp. (The)	5,973	296,440
BlackRock, Inc.‡	1,152	880,324
Cboe Global Markets, Inc.	897	102,635
Charles Schwab Corp. (The)	12,139	1,023,439
CME Group, Inc.	29,502	7,017,346
Edify Acquisition Corp., Class A(x)*	35,770	350,546
FactSet Research Systems, Inc.	302	131,113
Franklin Resources, Inc.	2,433	67,929
Goldman Sachs Group, Inc. (The)	2,741	904,804
Intercontinental Exchange, Inc.	4,536	599,296
Invesco Ltd.	2,637	60,809
KKR & Co., Inc.	111,190	6,501,279
MarketAxess Holdings, Inc.	294	100,019
Moody’s Corp.	1,306	440,657
Morgan Stanley	11,446	1,000,380
MSCI, Inc.	668	335,924
Nasdaq, Inc.	939	167,330
Northern Trust Corp.	1,653	192,492
Raymond James Financial, Inc.	1,480	162,667
S&P Global, Inc.	2,860	1,173,115
State Street Corp.	2,948	256,830
T. Rowe Price Group, Inc.	1,851	279,853

		22,314,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.2%)
American Express Co.	4,966	$928,642
Capital One Financial Corp.	3,342	438,771
Discover Financial Services	2,364	260,489
Synchrony Financial	4,348	151,354

		1,779,256

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	14,787	5,218,480

Insurance (1.2%)
Aflac, Inc.	4,933	317,636
Allstate Corp. (The)	2,266	313,864
American Equity Investment Life Holding Co.	71,640	2,859,152
American International Group, Inc.	6,704	420,810
Aon plc, Class A	1,734	564,643
Arthur J Gallagher & Co.	1,675	292,455
Assurant, Inc.	446	81,096
Brown & Brown, Inc.	1,861	134,495
Chubb Ltd.	3,478	743,944
Cincinnati Financial Corp.	1,201	163,288
Everest Re Group Ltd.	324	97,647
Globe Life, Inc.	725	72,935
Hartford Financial Services Group, Inc. (The)	2,681	192,523
Lincoln National Corp.	1,350	88,236
Loews Corp.	1,568	101,638
Marsh & McLennan Cos., Inc.	4,077	694,802
MetLife, Inc.	5,665	398,136
Principal Financial Group, Inc.	1,962	144,030
Progressive Corp. (The)	4,719	537,919
Prudential Financial, Inc.	3,031	358,173
Travelers Cos., Inc. (The)	1,947	355,775
W R Berkley Corp.	1,744	116,133
Willis Towers Watson plc	1,008	238,110

		9,287,440

Total Financials		62,980,517

Health Care (11.1%)
Biotechnology (2.0%)
AbbVie, Inc.	14,274	2,313,958
Amgen, Inc.	4,548	1,099,797
Biogen, Inc.*	1,172	246,823
Caris Life Sciences, Inc.(r)*	69,480	270,826
Gilead Sciences, Inc.	10,128	602,110
Horizon Therapeutics plc*	66,300	6,975,423
Incyte Corp.*	1,587	126,040
Moderna, Inc.*	2,848	490,597
Regeneron Pharmaceuticals, Inc.*	862	602,038
Ultragenyx Pharmaceutical, Inc.*	28,170	2,045,705
Vertex Pharmaceuticals, Inc.*	2,055	536,293

		15,309,610

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	14,277	1,689,826
ABIOMED, Inc.*	383	126,865
Align Technology, Inc.*	590	257,240
Baxter International, Inc.	4,043	313,494
Becton Dickinson and Co.	2,299	611,534
Boston Scientific Corp.*	11,506	509,601
Cooper Cos., Inc. (The)	395	164,948
Dentsply Sirona, Inc.	1,860	91,549
Dexcom, Inc.*	783	400,583
Edwards Lifesciences Corp.*	5,041	593,427
Hologic, Inc.*	2,016	154,869
IDEXX Laboratories, Inc.*	685	374,736
Insulet Corp.*	30,630	8,159,526
Intuitive Surgical, Inc.*	2,888	871,252
Medtronic plc	10,856	1,204,473
ResMed, Inc.	1,180	286,162
STERIS plc	795	192,207
Stryker Corp.	2,711	724,786
Teleflex, Inc.	368	130,577
Zimmer Biomet Holdings, Inc.	1,668	213,337

		17,070,992

Health Care Providers & Services (2.1%)
AmerisourceBergen Corp.	1,210	187,199
Anthem, Inc.	1,960	962,791
Cardinal Health, Inc.	2,237	126,838
Centene Corp.*	4,711	396,619
Cigna Corp.	2,608	624,903
CVS Health Corp.	10,597	1,072,522
DaVita, Inc.*	542	61,306
HCA Healthcare, Inc.	1,934	484,699
Henry Schein, Inc.*	1,095	95,473
Humana, Inc.	1,038	451,707
Laboratory Corp. of America Holdings*	750	197,745
McKesson Corp.	1,209	370,111
Molina Healthcare, Inc.*	487	162,458
Quest Diagnostics, Inc.	959	131,249
Surgery Partners, Inc.*	124,220	6,838,311
UnitedHealth Group, Inc.	7,605	3,878,322
Universal Health Services, Inc., Class B	573	83,056

		16,125,309

Health Care Technology (0.1%)
Cerner Corp.	2,376	222,299
Definitive Healthcare Corp.(x)*	19,183	472,861

		695,160

Life Sciences Tools & Services (3.0%)
Agilent Technologies, Inc.	2,425	320,900
Bio-Rad Laboratories, Inc., Class A*	179	100,818
Bio-Techne Corp.	327	141,604
Charles River Laboratories International, Inc.*	21,915	6,223,203
Danaher Corp.	5,138	1,507,130
Illumina, Inc.*	1,262	440,943
IQVIA Holdings, Inc.*	1,542	356,526
Mettler-Toledo International, Inc.*	185	254,040
PerkinElmer, Inc.	10,819	1,887,483
Syneos Health, Inc.*	109,680	8,878,596
Thermo Fisher Scientific, Inc.	3,182	1,879,448
Waters Corp.*	491	152,401
West Pharmaceutical Services, Inc.	595	244,372

		22,387,464

Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co.	17,599	1,285,255
Catalent, Inc.*	1,437	159,363
Eli Lilly and Co.	6,411	1,835,918
Johnson & Johnson	21,256	3,767,201
Merck & Co., Inc.	20,395	1,673,410
Organon & Co.	2,143	74,855
Pfizer, Inc.	45,319	2,346,164
Viatris, Inc.	10,219	111,183
Zoetis, Inc.	3,820	720,414

		11,973,763

Total Health Care		83,562,298

Industrials (9.5%)
Aerospace & Defense (1.2%)
Boeing Co. (The)*	4,425	847,387
General Dynamics Corp.	1,861	448,836
Howmet Aerospace, Inc.	3,017	108,431
Huntington Ingalls Industries, Inc.	339	67,610

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
L3Harris Technologies, Inc.	18,672	$4,639,432
Lockheed Martin Corp.	1,957	863,820
Northrop Grumman Corp.	1,185	529,956
Raytheon Technologies Corp.	12,049	1,193,694
Textron, Inc.	1,762	131,058
TransDigm Group, Inc.*	423	275,601

		9,105,825

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	1,025	110,403
Expeditors International of Washington, Inc.	1,351	139,369
FedEx Corp.	1,968	455,376
GXO Logistics, Inc.*	46,630	3,326,584
United Parcel Service, Inc., Class B	5,887	1,262,526

		5,294,258

Airlines (0.1%)
Alaska Air Group, Inc.*	945	54,820
American Airlines Group, Inc.(x)*	5,500	100,375
Delta Air Lines, Inc.*	5,088	201,332
Southwest Airlines Co.*	4,726	216,451
United Airlines Holdings, Inc.*	2,726	126,377

		699,355

Building Products (0.7%)
A O Smith Corp.	998	63,762
Allegion plc	764	83,872
Carrier Global Corp.	7,026	322,283
Fortune Brands Home & Security, Inc.	1,057	78,514
Johnson Controls International plc	5,673	371,979
Masco Corp.	1,937	98,787
Trane Technologies plc	1,924	293,795
Trex Co., Inc.*	59,720	3,901,507

		5,214,499

Commercial Services & Supplies (0.8%)
Cintas Corp.	710	302,027
Copart, Inc.*	39,058	4,900,607
Republic Services, Inc.	1,709	226,443
Rollins, Inc.	1,978	69,329
Waste Management, Inc.	3,107	492,459

		5,990,865

Construction & Engineering (1.1%)
Quanta Services, Inc.	1,177	154,905
WillScot Mobile Mini Holdings Corp.*	215,800	8,444,254

		8,599,159

Electrical Equipment (1.3%)
AMETEK, Inc.	1,863	248,114
Eaton Corp. plc	3,218	488,364
Emerson Electric Co.	4,796	470,248
Generac Holdings, Inc.*	504	149,819
nVent Electric plc	90,050	3,131,939
Rockwell Automation, Inc.	934	261,548
Shoals Technologies Group, Inc., Class A*	77,800	1,325,712
Vertiv Holdings Co.	259,690	3,635,660

		9,711,404

Industrial Conglomerates (0.4%)
3M Co.	4,611	686,486
General Electric Co.	8,876	812,154
Honeywell International, Inc.	5,537	1,077,389
Roper Technologies, Inc.	852	402,340

		2,978,369

Machinery (0.7%)
Brain Corp.(r)*	52,300	229,223
Caterpillar, Inc.	4,368	973,278
Cummins, Inc.	1,171	240,184
Deere & Co.	2,264	940,601
Dover Corp.	1,144	179,493
Fortive Corp.	2,844	173,285
IDEX Corp.	641	122,899
Illinois Tool Works, Inc.	2,306	482,876
Ingersoll Rand, Inc.	3,222	162,228
Nordson Corp.	451	102,413
Otis Worldwide Corp.	3,426	263,631
PACCAR, Inc.	2,795	246,156
Parker-Hannifin Corp.	1,037	294,259
Pentair plc	1,404	76,111
Snap-on, Inc.	458	94,110
Stanley Black & Decker, Inc.	1,299	181,587
Westinghouse Air Brake Technologies Corp.	1,499	144,159
Xylem, Inc.	1,422	121,240

		5,027,733

Professional Services (0.1%)
Equifax, Inc.	979	232,121
Jacobs Engineering Group, Inc.	1,037	142,909
Leidos Holdings, Inc.	1,111	120,010
Nielsen Holdings plc	3,043	82,891
Robert Half International, Inc.	869	99,222
Verisk Analytics, Inc.	1,301	279,234

		956,387

Road & Rail (1.2%)
CSX Corp.	17,908	670,655
JB Hunt Transport Services, Inc.	669	134,328
Lyft, Inc., Class A*	71,100	2,730,240
Norfolk Southern Corp.	1,936	552,186
Old Dominion Freight Line, Inc.	752	224,607
Union Pacific Corp.	5,142	1,404,846
XPO Logistics, Inc.*	46,530	3,387,384

		9,104,246

Trading Companies & Distributors (1.2%)
Fastenal Co.	4,641	275,675
H&E Equipment Services, Inc.	61,730	2,686,490
MSC Industrial Direct Co., Inc., Class A	66,990	5,708,218
United Rentals, Inc.*	577	204,956
WW Grainger, Inc.	349	180,011

		9,055,350

Total Industrials		71,737,450

Information Technology (24.1%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,802	250,442
Cisco Systems, Inc.	34,053	1,898,795
F5, Inc.*	509	106,356
Juniper Networks, Inc.	2,522	93,717
Motorola Solutions, Inc.	1,364	330,361

		2,679,671

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	4,836	364,393
CDW Corp.	1,096	196,063
Corning, Inc.	6,165	227,550
IPG Photonics Corp.*	276	30,294
Keysight Technologies, Inc.*	1,478	233,480
TE Connectivity Ltd.	2,629	344,346
Teledyne Technologies, Inc.*	373	176,291
Trimble, Inc.*	1,992	143,703
Zebra Technologies Corp., Class A*	424	175,409

		1,891,529

IT Services (2.9%)
Accenture plc, Class A	5,103	1,720,885
Akamai Technologies, Inc.*	1,299	155,088
Automatic Data Processing, Inc.	3,391	771,588
Broadridge Financial Solutions, Inc.	973	151,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A	4,241	$380,291
DXC Technology Co.*	2,126	69,371
EPAM Systems, Inc.*	473	140,297
Fidelity National Information Services, Inc.	4,917	493,765
Fiserv, Inc.*	4,798	486,517
FleetCor Technologies, Inc.*	656	163,383
Gartner, Inc.*	664	197,513
Global Payments, Inc.	2,281	312,132
International Business Machines Corp.	7,241	941,475
Jack Henry & Associates, Inc.	582	114,683
Mastercard, Inc., Class A	6,968	2,490,224
Paychex, Inc.	2,592	353,730
Paymentus Holdings, Inc., Class A(x)*	62,700	1,321,716
PayPal Holdings, Inc.*	9,406	1,087,804
Shopify, Inc., Class A*	6,716	4,539,747
VeriSign, Inc.*	778	173,074
Visa, Inc., Class A	13,390	2,969,500
Wix.com Ltd.*	26,050	2,721,183

		21,755,472

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc.*	13,200	1,443,288
Analog Devices, Inc.	4,242	700,694
Applied Materials, Inc.	7,170	945,006
Broadcom, Inc.	3,334	2,099,353
Enphase Energy, Inc.*	1,069	215,703
Intel Corp.	32,878	1,629,434
KLA Corp.	1,217	445,495
Lam Research Corp.	1,126	605,349
Microchip Technology, Inc.	4,489	337,303
Micron Technology, Inc.	9,041	704,203
Monolithic Power Systems, Inc.	362	175,816
NVIDIA Corp.	39,295	10,722,034
NXP Semiconductors NV	2,147	397,367
ON Semiconductor Corp.*	70,270	4,399,605
Qorvo, Inc.*	865	107,346
QUALCOMM, Inc.	9,100	1,390,662
Skyworks Solutions, Inc.	1,310	174,597
SolarEdge Technologies, Inc.*	422	136,040
Teradyne, Inc.	1,316	155,591
Texas Instruments, Inc.	7,457	1,368,210

		28,153,096

Software (12.2%)
Adobe, Inc.*	11,569	5,271,068
ANSYS, Inc.*	698	221,720
Autodesk, Inc.*	1,776	380,686
Avaya Holdings Corp.*	131	1,660
Cadence Design Systems, Inc.*	2,238	368,061
Ceridian HCM Holding, Inc.*	1,142	78,067
Citrix Systems, Inc.	976	98,478
Confluent, Inc., Class A*	29,670	1,216,470
Datadog, Inc., Class A*	20,350	3,082,414
DocuSign, Inc.*	56,540	6,056,565
Fortinet, Inc.*	29,886	10,213,242
Gitlab, Inc., Class A*	44,307	2,412,516
HubSpot, Inc.(x)*	13,700	6,506,678
Intuit, Inc.	2,286	1,099,200
Microsoft Corp.	60,531	18,662,313
New Relic, Inc.*	29,850	1,996,368
NortonLifeLock, Inc.	4,576	121,356
Oracle Corp.	12,721	1,052,408
Paycom Software, Inc.*	381	131,971
Paycor HCM, Inc.*	18,212	530,151
PTC, Inc.*	893	96,194
salesforce.com, Inc.*	7,953	1,688,581
SentinelOne, Inc., Class A*	63,200	2,448,368
ServiceNow, Inc.*	23,145	12,889,219
Sprout Social, Inc., Class A*	32,448	2,599,734
Synopsys, Inc.*	1,239	412,922
Tyler Technologies, Inc.*	325	144,589
Unity Software, Inc.*	26,400	2,619,144
Varonis Systems, Inc.*	50,300	2,391,262
Workday, Inc., Class A*	29,640	7,097,594

		91,888,999

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	197,627	34,507,650
Hewlett Packard Enterprise Co.	10,381	173,466
HP, Inc.	8,742	317,335
NetApp, Inc.	1,787	148,321
Seagate Technology Holdings plc	1,674	150,493
Western Digital Corp.*	2,594	128,792

		35,426,057

Total Information Technology		181,794,824

Materials (1.7%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	1,790	447,339
Albemarle Corp.	930	205,669
Celanese Corp.	872	124,583
CF Industries Holdings, Inc.	1,730	178,294
Corteva, Inc.	5,870	337,408
Dow, Inc.	5,941	378,560
DuPont de Nemours, Inc.	4,141	304,695
Eastman Chemical Co.	1,063	119,120
Ecolab, Inc.	2,013	355,415
FMC Corp.	1,017	133,807
International Flavors & Fragrances, Inc.	2,043	268,307
Linde plc	4,138	1,321,801
LyondellBasell Industries NV, Class A	2,149	220,960
Mosaic Co. (The)	2,991	198,901
PPG Industries, Inc.	1,910	250,344
Sherwin-Williams Co. (The)	1,948	486,260

		5,331,463

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	497	191,290
Summit Materials, Inc., Class A*	144,180	4,478,231
Vulcan Materials Co.	1,057	194,171

		4,863,692

Containers & Packaging (0.1%)
Amcor plc	11,999	135,949
Avery Dennison Corp.	702	122,127
Ball Corp.	2,615	235,350
International Paper Co.	3,097	142,927
Packaging Corp. of America	746	116,458
Sealed Air Corp.	1,151	77,071
Westrock Co.	2,077	97,681

		927,563

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	11,853	589,568
Newmont Corp.	6,439	511,579
Nucor Corp.	2,196	326,435

		1,427,582

Total Materials		12,550,300

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Alexandria Real Estate Equities, Inc. (REIT)	1,172	235,865
American Tower Corp. (REIT)	3,677	923,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
AvalonBay Communities, Inc. (REIT)	1,128	$280,161
Boston Properties, Inc. (REIT)	1,127	145,157
Crown Castle International Corp. (REIT)	3,490	644,254
Digital Realty Trust, Inc. (REIT)	2,291	324,864
Duke Realty Corp. (REIT)	3,016	175,109
Equinix, Inc. (REIT)	727	539,158
Equity Residential (REIT)	2,745	246,830
Essex Property Trust, Inc. (REIT)	543	187,596
Extra Space Storage, Inc. (REIT)	1,070	219,992
Federal Realty Investment Trust (REIT)	610	74,463
Healthpeak Properties, Inc. (REIT)	4,499	154,451
Host Hotels & Resorts, Inc. (REIT)	6,037	117,299
Iron Mountain, Inc. (REIT)	2,450	135,754
Kimco Realty Corp. (REIT)	4,788	118,264
Lamar Advertising Co. (REIT), Class A	56,170	6,525,831
Mid-America Apartment Communities, Inc. (REIT)	931	194,998
Prologis, Inc. (REIT)	5,975	964,843
Public Storage (REIT)	1,232	480,825
Realty Income Corp. (REIT)	4,568	316,562
Regency Centers Corp. (REIT)	1,302	92,885
SBA Communications Corp. (REIT)	27,128	9,334,745
Simon Property Group, Inc. (REIT)	2,653	349,029
UDR, Inc. (REIT)	2,369	135,909
Ventas, Inc. (REIT)	3,178	196,273
Vornado Realty Trust (REIT)	1,334	60,457
Welltower, Inc. (REIT)	3,514	337,836
Weyerhaeuser Co. (REIT)	6,018	228,082

		23,741,228

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	58,181	5,324,725

Total Real Estate		29,065,953

Utilities (1.1%)
Electric Utilities (0.7%)
Alliant Energy Corp.	1,969	123,023
American Electric Power Co., Inc.	4,067	405,765
Constellation Energy Corp.	2,648	148,950
Duke Energy Corp.	6,211	693,520
Edison International	3,031	212,473
Entergy Corp.	1,618	188,901
Evergy, Inc.	1,802	123,149
Eversource Energy	2,760	243,404
Exelon Corp.	7,909	376,706
FirstEnergy Corp.	4,597	210,818
NextEra Energy, Inc.	15,843	1,342,061
NRG Energy, Inc.	2,108	80,863
Pinnacle West Capital Corp.	896	69,978
PPL Corp.	6,061	173,102
Southern Co. (The)	8,557	620,468
Xcel Energy, Inc.	4,349	313,867

		5,327,048

Gas Utilities (0.0%)
Atmos Energy Corp.	1,110	132,634

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	5,243	134,902

Multi-Utilities (0.4%)
Ameren Corp.	2,077	194,740
CenterPoint Energy, Inc.	5,076	155,529
CMS Energy Corp.	2,315	161,911
Consolidated Edison, Inc.	2,850	269,838
Dominion Energy, Inc.	6,540	555,704
DTE Energy Co.	1,564	206,776
NiSource, Inc.	3,059	97,276
Public Service Enterprise Group, Inc.	4,083	285,810
Sempra Energy	2,578	433,413
WEC Energy Group, Inc.	2,537	253,218

		2,614,215

Water Utilities (0.0%)
American Water Works Co., Inc.	1,456	241,012

Total Utilities		8,449,811

Total Common Stocks (84.7%) (Cost $555,775,968)		637,746,358

CONVERTIBLE PREFERRED STOCK:
Industrials (0.8%)
Professional Services (0.8%)
Clarivate plc
5.250%(x)	84,100	5,707,867

Total Convertible Preferred Stock (0.8%) (Cost $7,710,851)		5,707,867

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Internet & Direct Marketing Retail (0.0%)
DataRobot, Inc.
0.000%(r)*	22,891	397,199

Total Preferred Stock (0.0%) (Cost $300,833)		397,199

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)
Capital Markets (0.0%)
Edify Acquisition Corp.,expiring 12/31/27*	17,885	3,393

Total Financials		3,393

Materials (0.0%)
Chemicals (0.0%)
Ginkgo Bioworks Holdings, Inc.,expiring 8/1/26*	32,800	28,874

Total Materials		28,874

Total Warrants (0.0%) (Cost $—)		32,267

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (13.2%)
JPMorgan Prime Money Market Fund, IM Shares	99,807,610	99,827,571

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $7,399,767, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $7,547,710.(xx)	$7,399,716	7,399,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $600,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $663,479.(xx)	$600,000	$600,000

Total Repurchase Agreements		7,999,716

Total Short-Term Investments (14.3%) (Cost $107,843,019)		107,827,287

Total Investments in Securities (99.8%) (Cost $671,630,671)		751,710,978
Other Assets Less Liabilities (0.2%)		1,656,391

Net Assets (100%)		$753,367,369

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $7,424,441. This was collateralized by cash of $7,999,716 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	3,391	732,098	—	(52,923)	(257)	(53,448)	625,470	4,564	—
Capital Markets
BlackRock, Inc.	1,152	1,124,308	—	(59,029)	(2,568)	(182,387)	880,324	5,817	—

Total		1,856,406	—	(111,952)	(2,825)	(235,835)	1,505,794	10,381	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	339	6/2022	USD	76,796,213	2,289,825

					2,289,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$40,390,666	$—	$—	(a)	$40,390,666
Consumer Discretionary	78,046,251	—	546,934		78,593,185
Consumer Staples	45,497,603	—	—		45,497,603
Energy	23,123,751	—	—		23,123,751
Financials	62,980,517	—	—		62,980,517
Health Care	83,291,472	—	270,826		83,562,298
Industrials	71,508,227	—	229,223		71,737,450
Information Technology	181,794,824	—	—		181,794,824
Materials	12,550,300	—	—		12,550,300
Real Estate	29,065,953	—	—		29,065,953
Utilities	8,449,811	—	—		8,449,811
Convertible Preferred Stock
Industrials	5,707,867	—	—		5,707,867
Futures	2,289,825	—	—		2,289,825
Preferred Stock
Consumer Discretionary	—	—	397,199		397,199
Short-Term Investments
Investment Company	99,827,571	—	—		99,827,571
Repurchase Agreements	—	7,999,716	—		7,999,716
Warrants
Financials	3,393	—	—		3,393
Materials	28,874	—	—		28,874

Total Assets	$744,556,905	$7,999,716	$1,444,182		$754,000,803

Total Liabilities	$—	$—	$—		$—

Total	$744,556,905	$7,999,716	$1,444,182		$754,000,803

(a)	Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,791,030
Aggregate gross unrealized depreciation	(28,854,629)

Net unrealized appreciation	$79,936,401

Federal income tax cost of investments in securities and derivative instruments, if applicable	$674,064,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	1,151,378	$27,207,062
Bandwidth, Inc., Class A*	3,300	106,887
Cogent Communications Holdings, Inc.	7,000	464,450
EchoStar Corp., Class A*	4,100	99,794
Globalstar, Inc.*	63,300	93,051
Iridium Communications, Inc.*	18,800	758,016
Liberty Latin America Ltd., Class C*	3,934	37,727
Lumen Technologies, Inc.(x)	161,457	1,819,621
Verizon Communications, Inc.	660,494	33,645,564

		64,232,172

Entertainment (1.4%)
Activision Blizzard, Inc.	125,600	10,061,816
AMC Entertainment Holdings, Inc., Class A(x)*	83,300	2,052,512
Electronic Arts, Inc.	45,200	5,718,252
Liberty Media Corp.-Liberty Formula One, Class A*	3,795	239,578
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	2,191,510
Lions Gate Entertainment Corp., Class B*	10,400	156,312
Live Nation Entertainment, Inc.*	25,200	2,964,528
Madison Square Garden Entertainment Corp.*	2,300	191,613
Madison Square Garden Sports Corp.*	2,229	399,794
Netflix, Inc.*	69,200	25,921,628
Playtika Holding Corp.*	16,442	317,824
Roku, Inc.*	18,500	2,317,495
Spotify Technology SA*	21,860	3,301,297
Take-Two Interactive Software, Inc.*	18,300	2,813,442
Walt Disney Co. (The)*	287,639	39,452,565
World Wrestling Entertainment, Inc., Class A	7,700	480,788
Zynga, Inc., Class A*	165,300	1,527,372

		100,108,326

Interactive Media & Services (4.9%)
Alphabet, Inc., Class A*	47,677	132,606,424
Alphabet, Inc., Class C*	43,850	122,472,611
Cargurus, Inc.*	15,000	636,900
fuboTV, Inc.(x)*	21,400	140,598
IAC/InterActiveCorp*	14,850	1,489,158
Match Group, Inc.*	44,698	4,860,461
MediaAlpha, Inc., Class A*	3,000	49,650
Meta Platforms, Inc., Class A*	365,587	81,291,925
Pinterest, Inc., Class A*	90,600	2,229,666
TripAdvisor, Inc.*	19,700	534,264
Twitter, Inc.*	136,300	5,273,447
Vimeo, Inc.*	24,108	286,403
Yelp, Inc.*	15,200	518,472
Ziff Davis, Inc.*	9,200	890,376

		353,280,355

Media (1.0%)
Advantage Solutions, Inc.*	4,700	29,986
Altice USA, Inc., Class A*	37,700	470,496
Cable One, Inc.(x)	900	1,317,816
Cardlytics, Inc.*	200	10,996
Charter Communications, Inc., Class A*	19,079	10,407,976
Comcast Corp., Class A	712,748	33,370,861
Discovery, Inc., Class A(x)*	26,800	667,856
Discovery, Inc., Class C*	57,209	1,428,509
DISH Network Corp., Class A*	47,529	1,504,293
Fox Corp., Class A	57,308	2,260,800
Fox Corp., Class B	23,485	852,036
iHeartMedia, Inc., Class A*	8,200	155,226
Integral Ad Science Holding Corp.*	9,500	131,100
Interpublic Group of Cos., Inc. (The)	77,600	2,750,920
John Wiley & Sons, Inc., Class A	5,500	291,665
Liberty Broadband Corp., Class A*	5,100	668,406
Liberty Broadband Corp., Class C*	22,328	3,021,425
Liberty Media Corp.-Liberty SiriusXM, Class A*	12,897	589,522
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,365	1,571,511
Loyalty Ventures, Inc.*	3,320	54,880
Magnite, Inc.*	3,100	40,951
New York Times Co. (The), Class A	31,600	1,448,544
News Corp., Class A	66,861	1,480,971
News Corp., Class B	13,800	310,776
Nexstar Media Group, Inc., Class A	6,272	1,182,147
Omnicom Group, Inc.	33,700	2,860,456
Paramount Global, Class B	95,316	3,603,898
Sinclair Broadcast Group, Inc., Class A	3,800	106,476
Sirius XM Holdings, Inc.(x)	149,340	988,631
TechTarget, Inc.*	1,900	154,432
TEGNA, Inc.	38,500	862,400

		74,595,962

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	2,000	47,160
T-Mobile US, Inc.*	97,303	12,488,840
United States Cellular Corp.*	6,900	208,587

		12,744,587

Total Communication Services		604,961,402

Consumer Discretionary (11.7%)
Auto Components (0.2%)
Adient plc*	15,253	621,865
Aptiv plc*	43,900	5,255,269
BorgWarner, Inc.	46,560	1,811,184
Cooper-Standard Holdings, Inc.*	1,100	9,647
Dana, Inc.	19,100	335,587
Dorman Products, Inc.*	2,600	247,078
Fox Factory Holding Corp.*	6,900	675,855
Gentex Corp.	38,800	1,131,796
Gentherm, Inc.*	2,600	189,904
Goodyear Tire & Rubber Co. (The)*	39,400	563,026
LCI Industries	3,100	321,811
Lear Corp.	10,600	1,511,454
QuantumScape Corp.(x)*	33,400	667,666
Visteon Corp.*	4,100	447,433

		13,789,575

Automobiles (2.3%)
Ford Motor Co.	648,936	10,973,508
General Motors Co.*	228,000	9,972,720
Harley-Davidson, Inc.	35,950	1,416,430
Rivian Automotive, Inc., Class A(x)*	23,044	1,157,731
Tesla, Inc.*	131,809	142,037,378
Thor Industries, Inc.(x)	10,700	842,090

		166,399,857

Distributors (0.1%)
Genuine Parts Co.	25,600	3,226,112
LKQ Corp.	46,300	2,102,483
Pool Corp.	6,400	2,706,240

		8,034,835

Diversified Consumer Services (0.1%)
2U, Inc.*	11,900	158,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bright Horizons Family Solutions, Inc.*	12,000	$1,592,280
Chegg, Inc.*	20,100	729,228
Coursera, Inc.*	13,100	301,824
Frontdoor, Inc.*	15,900	474,615
Graham Holdings Co., Class B	900	550,323
Grand Canyon Education, Inc.*	4,900	475,839
H&R Block, Inc.	39,750	1,035,090
Mister Car Wash, Inc.*	6,300	93,177
Service Corp. International	31,400	2,066,748
Strategic Education, Inc.	2,600	172,588
Terminix Global Holdings, Inc.*	19,189	875,594

		8,525,338

Hotels, Restaurants & Leisure (2.0%)
Aramark	46,200	1,737,120
Booking Holdings, Inc.*	6,680	15,687,646
Boyd Gaming Corp.	15,000	986,700
Brinker International, Inc.*	7,600	290,016
Caesars Entertainment, Inc.*	33,000	2,552,880
Carnival Corp.*	141,160	2,854,255
Chipotle Mexican Grill, Inc.*	4,700	7,435,541
Choice Hotels International, Inc.	7,400	1,049,024
Churchill Downs, Inc.	6,600	1,463,748
Cracker Barrel Old Country Store, Inc.	3,500	415,555
Darden Restaurants, Inc.	22,450	2,984,728
Domino’s Pizza, Inc.	6,400	2,604,864
DraftKings, Inc., Class A(x)*	50,300	979,341
Expedia Group, Inc.*	23,787	4,654,402
Hilton Grand Vacations, Inc.*	11,340	589,793
Hilton Worldwide Holdings, Inc.*	43,387	6,583,543
Hyatt Hotels Corp., Class A*	7,100	677,695
International Game Technology plc	8,400	207,312
Las Vegas Sands Corp.*	57,000	2,215,590
Marriott International, Inc., Class A*	43,605	7,663,579
Marriott Vacations Worldwide Corp.	8,171	1,288,567
McDonald’s Corp.	120,421	29,777,705
MGM Resorts International	65,100	2,730,294
Norwegian Cruise Line Holdings Ltd.(x)*	55,300	1,209,964
Papa John’s International, Inc.	5,200	547,456
Penn National Gaming, Inc.*	27,000	1,145,340
Planet Fitness, Inc., Class A*	18,400	1,554,432
Red Rock Resorts, Inc., Class A	10,100	490,456
Royal Caribbean Cruises Ltd.*	33,350	2,794,063
Scientific Games Corp.*	15,800	928,250
Shake Shack, Inc., Class A*	5,700	387,030
Six Flags Entertainment Corp.*	2,584	112,404
Starbucks Corp.	182,200	16,574,734
Texas Roadhouse, Inc.	11,500	962,895
Travel + Leisure Co.	16,470	954,272
Vail Resorts, Inc.	6,500	1,691,755
Wendy’s Co. (The)	47,800	1,050,166
Wingstop, Inc.	5,500	645,425
Wyndham Hotels & Resorts, Inc.	14,570	1,233,933
Wynn Resorts Ltd.*	21,200	1,690,488
Yum China Holdings, Inc.	67,740	2,813,920
Yum! Brands, Inc.	45,840	5,433,415

		139,650,296

Household Durables (0.4%)
DR Horton, Inc.	52,600	3,919,226
Garmin Ltd.	26,100	3,095,721
Helen of Troy Ltd.*	6,000	1,175,040
Installed Building Products, Inc.	2,700	228,123
KB Home	5,300	171,614
Leggett & Platt, Inc.	22,400	779,520
Lennar Corp., Class A	46,089	3,741,044
LGI Homes, Inc.*	3,900	380,952
M.D.C. Holdings, Inc.	3,312	125,326
Meritage Homes Corp.*	1,700	134,691
Mohawk Industries, Inc.*	11,400	1,415,880
Newell Brands, Inc.	66,190	1,417,128
NVR, Inc.*	600	2,680,362
PulteGroup, Inc.	48,900	2,048,910
Skyline Champion Corp.*	8,400	460,992
Sonos, Inc.(x)*	13,700	386,614
Taylor Morrison Home Corp.*	14,900	405,578
Tempur Sealy International, Inc.	40,400	1,127,968
Toll Brothers, Inc.	20,800	978,016
TopBuild Corp.*	7,011	1,271,725
Whirlpool Corp.	11,020	1,904,036

		27,848,466

Internet & Direct Marketing Retail (3.3%)
Amazon.com, Inc.*	68,798	224,278,040
DoorDash, Inc., Class A*	23,198	2,718,574
eBay, Inc.	100,270	5,741,460
Etsy, Inc.*	20,900	2,597,452
Overstock.com, Inc.(x)*	7,200	316,836
Qurate Retail, Inc., Class A	57,283	272,667
Revolve Group, Inc.*	400	21,476
Shutterstock, Inc.	3,680	342,535
Stitch Fix, Inc., Class A*	5,600	56,392
Wayfair, Inc., Class A(x)*	11,600	1,285,048

		237,630,480

Leisure Products (0.1%)
Acushnet Holdings Corp.	5,600	225,456
Brunswick Corp.	14,900	1,205,261
Callaway Golf Co.*	16,300	381,746
Hasbro, Inc.	22,600	1,851,392
Hayward Holdings, Inc.*	6,200	103,044
Mattel, Inc.*	79,800	1,772,358
Peloton Interactive, Inc., Class A*	44,903	1,186,337
Polaris, Inc.	12,300	1,295,436
YETI Holdings, Inc.*	12,900	773,742

		8,794,772

Multiline Retail (0.5%)
Dollar General Corp.	38,400	8,548,992
Dollar Tree, Inc.*	35,623	5,705,023
Kohl’s Corp.	26,810	1,620,933
Macy’s, Inc.	50,700	1,235,052
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	433,896
Target Corp.	78,160	16,587,115

		34,131,011

Specialty Retail (2.0%)
Aaron’s Co., Inc. (The)	4,500	90,360
Academy Sports & Outdoors, Inc.	12,400	488,560
Advance Auto Parts, Inc.	11,350	2,348,996
Asbury Automotive Group, Inc.*	3,300	528,660
AutoNation, Inc.*	10,800	1,075,464
AutoZone, Inc.*	3,490	7,135,584
Bath & Body Works, Inc.	41,190	1,968,882
Bed Bath & Beyond, Inc.(x)*	22,400	504,672
Best Buy Co., Inc.	41,110	3,736,899
Burlington Stores, Inc.*	12,300	2,240,691
Camping World Holdings, Inc., Class A(x)	11,600	324,220
CarMax, Inc.*	26,850	2,590,488
Carvana Co.*	12,800	1,526,912
Dick’s Sporting Goods, Inc.(x)	13,200	1,320,264
Five Below, Inc.*	10,700	1,694,559
Floor & Decor Holdings, Inc., Class A*	16,700	1,352,700
Foot Locker, Inc.	24,200	717,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
GameStop Corp., Class A(x)*	9,800	$1,632,484
Gap, Inc. (The)	32,090	451,827
Home Depot, Inc. (The)	165,540	49,551,088
Leslie’s, Inc.*	19,354	374,694
Lithia Motors, Inc.	4,300	1,290,516
Lowe’s Cos., Inc.	106,863	21,606,630
Monro, Inc.	5,300	235,002
Murphy USA, Inc.	3,855	770,846
National Vision Holdings, Inc.*	6,700	291,919
O’Reilly Automotive, Inc.*	11,350	7,774,296
Penske Automotive Group, Inc.	4,900	459,228
Petco Health & Wellness Co., Inc.(x)*	11,000	215,270
Rent-A-Center, Inc.	9,600	241,824
RH*	2,769	902,943
Ross Stores, Inc.	56,120	5,076,615
Signet Jewelers Ltd.	8,600	625,220
Sleep Number Corp.*	4,600	233,266
TJX Cos., Inc. (The)	188,900	11,443,562
Tractor Supply Co.	19,100	4,457,367
Ulta Beauty, Inc.*	9,700	3,862,734
Urban Outfitters, Inc.*	14,600	366,606
Victoria’s Secret & Co.*	13,730	705,173
Vroom, Inc.*	17,500	46,550
Williams-Sonoma, Inc.	13,300	1,928,500

		144,189,843

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	25,200	1,295,028
Carter’s, Inc.	10,480	964,055
Columbia Sportswear Co.	5,200	470,756
Crocs, Inc.*	13,000	993,200
Deckers Outdoor Corp.*	5,000	1,368,850
Hanesbrands, Inc.	80,200	1,194,178
Kontoor Brands, Inc.	5,942	245,702
Lululemon Athletica, Inc.*	18,900	6,902,847
NIKE, Inc., Class B	197,420	26,564,835
PVH Corp.	11,881	910,203
Ralph Lauren Corp.	11,370	1,289,813
Skechers USA, Inc., Class A*	30,600	1,247,256
Steven Madden Ltd.	7,903	305,372
Tapestry, Inc.	41,827	1,553,873
Under Armour, Inc., Class A*	44,900	764,198
Under Armour, Inc., Class C(x)*	32,418	504,424
VF Corp.	60,000	3,411,600
Wolverine World Wide, Inc.	800	18,048

		50,004,238

Total Consumer Discretionary		838,998,711

Consumer Staples (5.6%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	1,600	621,552
Brown-Forman Corp., Class A	12,400	777,976
Brown-Forman Corp., Class B	33,475	2,243,495
Celsius Holdings, Inc.*	8,300	457,994
Coca-Cola Co. (The)	618,840	38,368,080
Coca-Cola Consolidated, Inc.	700	347,795
Constellation Brands, Inc., Class A	26,000	5,988,320
Keurig Dr Pepper, Inc.	119,210	4,518,059
Molson Coors Beverage Co., Class B	30,150	1,609,407
Monster Beverage Corp.*	59,800	4,778,020
National Beverage Corp.	4,100	178,350
PepsiCo, Inc.	220,190	36,855,402

		96,744,450

Food & Staples Retailing (1.4%)
Albertsons Cos., Inc., Class A	25,400	844,550
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,399,527
Casey’s General Stores, Inc.	7,100	1,407,007
Costco Wholesale Corp.	70,450	40,568,632
Kroger Co. (The)	115,720	6,638,856
Performance Food Group Co.*	18,632	948,555
Sysco Corp.	85,750	7,001,488
US Foods Holding Corp.*	43,800	1,648,194
Walgreens Boots Alliance, Inc.	114,980	5,147,655
Walmart, Inc.	224,020	33,361,058

		98,965,522

Food Products (1.0%)
Archer-Daniels-Midland Co.	94,660	8,544,012
Beyond Meat, Inc.(x)*	9,000	434,790
Bunge Ltd.	22,080	2,446,685
Campbell Soup Co.	31,300	1,395,041
Conagra Brands, Inc.	77,592	2,604,763
Darling Ingredients, Inc.*	28,800	2,314,944
Flowers Foods, Inc.	47,400	1,218,654
Freshpet, Inc.*	6,400	656,896
General Mills, Inc.	100,100	6,778,772
Hain Celestial Group, Inc. (The)(x)*	13,600	467,840
Hershey Co. (The)	24,150	5,231,614
Hormel Foods Corp.	54,400	2,803,776
Ingredion, Inc.	12,200	1,063,230
J M Smucker Co. (The)	16,927	2,292,085
Kellogg Co.	46,000	2,966,540
Kraft Heinz Co. (The)	122,236	4,814,876
Lamb Weston Holdings, Inc.	28,150	1,686,467
Lancaster Colony Corp.	2,200	328,130
McCormick & Co., Inc. (Non-Voting)	39,700	3,962,060
Mondelez International, Inc., Class A	222,210	13,950,344
Pilgrim’s Pride Corp.*	13,400	336,340
Post Holdings, Inc.*	9,400	651,044
Sanderson Farms, Inc.	3,400	637,466
Seaboard Corp.	100	420,549
Simply Good Foods Co. (The)*	5,700	216,315
Tyson Foods, Inc., Class A	48,700	4,364,981

		72,588,214

Household Products (1.2%)
Church & Dwight Co., Inc.	39,100	3,885,758
Clorox Co. (The)	19,950	2,773,648
Colgate-Palmolive Co.	134,520	10,200,652
Kimberly-Clark Corp.	57,600	7,094,016
Procter & Gamble Co. (The)	381,245	58,254,236
Reynolds Consumer Products, Inc.	10,543	309,332
Spectrum Brands Holdings, Inc.	7,400	656,528
WD-40 Co.	300	54,969

		83,229,139

Personal Products (0.2%)
BellRing Brands, Inc.(x)*	11,917	275,044
Coty, Inc., Class A*	74,800	672,452
Estee Lauder Cos., Inc. (The), Class A	36,900	10,048,608
Herbalife Nutrition Ltd.*	23,700	719,532
Medifast, Inc.	700	119,546
Olaplex Holdings, Inc.*	19,600	306,348

		12,141,530

Tobacco (0.5%)
Altria Group, Inc.	295,090	15,418,453
Philip Morris International, Inc.	249,630	23,450,242

		38,868,695

Total Consumer Staples		402,537,550

Energy (3.9%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	121,884	4,437,796
Cactus, Inc., Class A	10,400	590,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
ChampionX Corp.*	31,995	$783,237
Dril-Quip, Inc.*	3,100	115,785
Expro Group Holdings NV*	3,683	65,484
Halliburton Co.	141,130	5,344,593
Helmerich & Payne, Inc.	16,200	693,036
Liberty Oilfield Services, Inc., Class A*	37,963	562,612
NexTier Oilfield Solutions, Inc.*	8,924	82,458
NOV, Inc.	85,380	1,674,302
Oceaneering International, Inc.*	14,000	212,240
Oil States International, Inc.*	6,700	46,565
Patterson-UTI Energy, Inc.	41,100	636,228
ProPetro Holding Corp.*	3,000	41,790
RPC, Inc.*	16,700	178,189
Schlumberger NV	224,255	9,263,974
US Silica Holdings, Inc.*	7,700	143,682

		24,872,067

Oil, Gas & Consumable Fuels (3.5%)
Antero Midstream Corp.	54,300	590,241
Antero Resources Corp.*	51,000	1,557,030
APA Corp.	58,080	2,400,446
California Resources Corp.	8,300	371,259
Callon Petroleum Co.(x)*	10,300	608,524
Cheniere Energy, Inc.	39,200	5,435,080
Chesapeake Energy Corp.(x)	16,300	1,418,100
Chevron Corp.	308,366	50,211,236
Civitas Resources, Inc.	12,000	716,520
Clean Energy Fuels Corp.*	52,500	416,850
CNX Resources Corp.*	26,300	544,936
Comstock Resources, Inc.*	38,700	505,035
ConocoPhillips	211,512	21,151,200
Continental Resources, Inc.(x)	13,300	815,689
Coterra Energy, Inc.	129,335	3,488,165
Crescent Energy, Inc., Class A	3,100	53,754
Denbury, Inc.*	8,100	636,417
Devon Energy Corp.	108,794	6,432,989
Diamondback Energy, Inc.	27,041	3,706,780
DT Midstream, Inc.	17,200	933,272
EOG Resources, Inc.	93,500	11,148,005
EQT Corp.	47,500	1,634,475
Equitrans Midstream Corp.	42,801	361,240
Exxon Mobil Corp.#	670,765	55,398,481
Green Plains, Inc.*	600	18,606
Hess Corp.	44,120	4,722,605
HF Sinclair Corp.*	23,686	943,887
Kinder Morgan, Inc.	308,071	5,825,623
Kosmos Energy Ltd.*	91,600	658,604
Magnolia Oil & Gas Corp., Class A	28,400	671,660
Marathon Oil Corp.	129,890	3,261,538
Marathon Petroleum Corp.	103,633	8,860,622
Matador Resources Co.	18,200	964,236
Murphy Oil Corp.	24,100	973,399
New Fortress Energy, Inc.(x)	17,193	732,594
Oasis Petroleum, Inc.	3,100	453,530
Occidental Petroleum Corp.	133,835	7,593,798
ONEOK, Inc.	76,913	5,432,365
Ovintiv, Inc.	45,700	2,470,999
PBF Energy, Inc., Class A*	26,000	633,620
PDC Energy, Inc.	16,979	1,234,034
Peabody Energy Corp.*	14,200	348,326
Phillips 66	74,888	6,469,574
Pioneer Natural Resources Co.	34,622	8,656,539
Range Resources Corp.*	38,900	1,181,782
Renewable Energy Group, Inc.*	6,600	400,290
SFL Corp. Ltd.	9,800	99,764
SM Energy Co.	19,000	740,050
Southwestern Energy Co.*	159,700	1,145,049
Targa Resources Corp.	35,900	2,709,373
Tellurian, Inc.(x)*	20,700	109,710
Texas Pacific Land Corp.	1,000	1,352,110
Valero Energy Corp.	65,030	6,603,146
Whiting Petroleum Corp.	7,352	599,262
Williams Cos., Inc. (The)	192,379	6,427,382
World Fuel Services Corp.	10,700	289,328

		253,119,129

Total Energy		277,991,196

Financials (11.6%)
Banks (3.9%)
Ameris Bancorp	8,400	368,592
Associated Banc-Corp.	19,906	453,061
Atlantic Union Bankshares Corp.	9,800	359,562
BancFirst Corp.	1,500	124,815
Bank of America Corp.	1,127,046	46,456,836
Bank of Hawaii Corp.	7,400	621,008
Bank of NT Butterfield & Son Ltd. (The)	4,500	161,460
Bank OZK	17,300	738,710
BankUnited, Inc.	15,200	668,192
Banner Corp.	2,800	163,884
Berkshire Hills Bancorp, Inc.	5,200	150,644
BOK Financial Corp.	4,050	380,497
Brookline Bancorp, Inc.	18,000	284,760
Cadence Bank	29,750	870,485
Cathay General Bancorp	14,930	668,117
Citigroup, Inc.	318,084	16,985,686
Citizens Financial Group, Inc.	73,100	3,313,623
City Holding Co.	2,530	199,111
Columbia Banking System, Inc.	10,600	342,062
Comerica, Inc.	23,900	2,161,277
Commerce Bancshares, Inc.	23,757	1,700,764
Community Bank System, Inc.	8,900	624,335
Cullen/Frost Bankers, Inc.	12,200	1,688,602
CVB Financial Corp.	20,700	480,447
Dime Community Bancshares, Inc.	5,297	183,117
East West Bancorp, Inc.	24,200	1,912,284
Eastern Bankshares, Inc.	32,000	689,280
Fifth Third Bancorp	109,145	4,697,601
First Bancorp	38,100	499,872
First Busey Corp.	5,933	150,342
First Citizens BancShares, Inc., Class A	1,972	1,312,563
First Commonwealth Financial Corp.	11,300	171,308
First Financial Bancorp	13,800	318,090
First Financial Bankshares, Inc.	22,500	992,700
First Financial Corp.	7,500	324,600
First Hawaiian, Inc.	21,800	608,002
First Horizon Corp.	92,350	2,169,301
First Interstate BancSystem, Inc., Class A	10,696	393,292
First Merchants Corp.	8,300	345,280
First Republic Bank	30,200	4,895,420
FNB Corp.	46,456	578,377
Fulton Financial Corp.	35,900	596,658
Glacier Bancorp, Inc.	20,100	1,010,628
Hancock Whitney Corp.	12,024	627,052
Heartland Financial USA, Inc.	1,200	57,396
Hilltop Holdings, Inc.	12,300	361,620
Home BancShares, Inc.	27,800	628,280
HomeStreet, Inc.	2,000	94,760
Hope Bancorp, Inc.	15,183	244,143
Huntington Bancshares, Inc.	238,224	3,482,835
Independent Bank Corp.	7,200	588,168
Independent Bank Group, Inc.	4,200	298,872
International Bancshares Corp.	7,500	316,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Bancorp, Inc.	20,465	$305,542
JPMorgan Chase & Co.	465,125	63,405,840
KeyCorp	147,802	3,307,809
Live Oak Bancshares, Inc.	7,400	376,586
M&T Bank Corp.	21,657	3,670,861
NBT Bancorp, Inc.	5,900	213,167
OceanFirst Financial Corp.	3,200	64,320
Old National Bancorp	46,300	758,394
Pacific Premier Bancorp, Inc.	10,000	353,500
PacWest Bancorp	20,196	871,053
Park National Corp.	600	78,828
People’s United Financial, Inc.	74,200	1,483,258
Pinnacle Financial Partners, Inc.	16,056	1,478,436
PNC Financial Services Group, Inc. (The)	69,018	12,730,370
Popular, Inc.	14,350	1,172,969
Prosperity Bancshares, Inc.	19,912	1,381,495
Regions Financial Corp.	169,700	3,777,522
S&T Bancorp, Inc.	7,200	212,976
Sandy Spring Bancorp, Inc.	1,000	44,920
Seacoast Banking Corp. of Florida	2,400	84,048
ServisFirst Bancshares, Inc.	5,300	505,037
Signature Bank	9,000	2,641,410
Silvergate Capital Corp., Class A*	3,500	526,995
Simmons First National Corp., Class A	13,600	356,592
SouthState Corp.	12,098	987,076
SVB Financial Group*	9,475	5,300,789
Synovus Financial Corp.	23,113	1,132,537
Texas Capital Bancshares, Inc.*	9,000	515,790
Tompkins Financial Corp.	3,839	300,479
Towne Bank	6,579	196,975
Triumph Bancorp, Inc.*	1,700	159,834
Truist Financial Corp.	210,160	11,916,072
Trustmark Corp.	6,250	189,937
UMB Financial Corp.	7,700	748,132
Umpqua Holdings Corp.	44,690	842,853
United Bankshares, Inc.	20,400	711,552
United Community Banks, Inc.	10,000	348,000
US Bancorp	222,590	11,830,659
Valley National Bancorp	75,029	976,878
Webster Financial Corp.	34,188	1,918,631
Wells Fargo & Co.	616,373	29,869,436
WesBanco, Inc.	4,200	144,312
Westamerica Bancorp	3,800	229,900
Western Alliance Bancorp	20,800	1,722,656
Wintrust Financial Corp.	11,500	1,068,695
Zions Bancorp NA	28,300	1,855,348

		281,283,415

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	8,140	1,147,333
Ameriprise Financial, Inc.	17,960	5,394,466
Ares Management Corp.	22,481	1,826,132
Artisan Partners Asset Management, Inc., Class A	9,205	362,217
Associated Capital Group, Inc., Class A	6,700	280,797
Bank of New York Mellon Corp. (The)	116,650	5,789,340
BGC Partners, Inc., Class A	31,800	139,920
BlackRock, Inc.	22,963	17,547,636
Blackstone, Inc.	112,900	14,331,526
Brightsphere Investment Group, Inc.	9,800	237,650
Carlyle Group, Inc. (The)	21,200	1,036,892
Cboe Global Markets, Inc.	17,600	2,013,792
Charles Schwab Corp. (The)	238,175	20,080,534
CME Group, Inc.	57,765	13,739,983
Cohen & Steers, Inc.	4,400	377,916
Evercore, Inc., Class A	7,000	779,240
FactSet Research Systems, Inc.	6,200	2,691,730
Federated Hermes, Inc.	16,800	572,208
Focus Financial Partners, Inc., Class A*	6,900	315,606
Franklin Resources, Inc.	54,890	1,532,529
GAMCO Investors, Inc., Class A	6,300	139,293
Goldman Sachs Group, Inc. (The)	52,500	17,330,250
Hamilton Lane, Inc., Class A	5,900	456,011
Houlihan Lokey, Inc.	6,600	579,480
Interactive Brokers Group, Inc., Class A	14,040	925,376
Intercontinental Exchange, Inc.	88,116	11,641,886
Invesco Ltd.	66,200	1,526,572
Janus Henderson Group plc	28,300	991,066
Jefferies Financial Group, Inc.	35,588	1,169,066
KKR & Co., Inc.	88,091	5,150,681
Lazard Ltd., Class A	25,200	869,400
LPL Financial Holdings, Inc.	12,900	2,356,572
MarketAxess Holdings, Inc.	7,160	2,435,832
Moelis & Co., Class A	9,300	436,635
Moody’s Corp.	25,650	8,654,566
Morgan Stanley	214,687	18,763,644
Morningstar, Inc.	3,200	874,144
MSCI, Inc.	13,334	6,705,402
Nasdaq, Inc.	20,000	3,564,000
Northern Trust Corp.	33,350	3,883,607
Open Lending Corp., Class A*	17,200	325,252
Piper Sandler Cos	2,500	328,125
PJT Partners, Inc., Class A	1,900	119,928
Raymond James Financial, Inc.	30,000	3,297,300
S&P Global, Inc.	54,934	22,532,828
SEI Investments Co.	25,150	1,514,281
State Street Corp.	63,550	5,536,476
StepStone Group, Inc., Class A	9,500	314,070
Stifel Financial Corp.	23,008	1,562,243
T. Rowe Price Group, Inc.	36,280	5,485,173
Tradeweb Markets, Inc., Class A	15,000	1,318,050
Virtu Financial, Inc., Class A	14,800	550,856
Virtus Investment Partners, Inc.	700	167,993
WisdomTree Investments, Inc.(x)	11,200	65,744

		221,769,249

Consumer Finance (0.6%)
Ally Financial, Inc.	53,469	2,324,832
American Express Co.	100,156	18,729,172
Capital One Financial Corp.	67,770	8,897,523
Credit Acceptance Corp.(x)*	1,900	1,045,703
Discover Financial Services	46,870	5,164,605
FirstCash Holdings, Inc.	7,272	511,513
Green Dot Corp., Class A*	4,600	126,408
LendingTree, Inc.*	1,400	167,538
Navient Corp.	21,684	369,496
Nelnet, Inc., Class A	4,600	390,954
OneMain Holdings, Inc.	17,900	848,639
PROG Holdings, Inc.*	8,890	255,765
SLM Corp.	66,084	1,213,302
Synchrony Financial	82,352	2,866,673
Upstart Holdings, Inc.(x)*	7,291	795,375

		43,707,498

Diversified Financial Services (1.5%)
Apollo Global Management, Inc.	59,086	3,662,741
Berkshire Hathaway, Inc., Class B*	290,736	102,603,642
Cannae Holdings, Inc.*	9,060	216,715
Voya Financial, Inc.(x)	22,900	1,519,415

		108,002,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (2.3%)
Aflac, Inc.	102,000	$6,567,780
Alleghany Corp.*	2,154	1,824,438
Allstate Corp. (The)	44,340	6,141,533
Ambac Financial Group, Inc.*	3,600	37,440
American Equity Investment Life Holding Co.	12,700	506,857
American Financial Group, Inc.	12,030	1,751,809
American International Group, Inc.	140,736	8,833,999
American National Group, Inc.	2,272	429,613
Aon plc, Class A	34,619	11,272,985
Arch Capital Group Ltd.*	62,000	3,002,040
Argo Group International Holdings Ltd.	2,875	118,680
Arthur J Gallagher & Co.	34,600	6,041,160
Assurant, Inc.	9,000	1,636,470
Assured Guaranty Ltd.	10,000	636,600
Axis Capital Holdings Ltd.	17,270	1,044,317
Brighthouse Financial, Inc.*	16,532	854,043
Brown & Brown, Inc.	39,900	2,883,573
BRP Group, Inc., Class A*	10,300	276,349
Chubb Ltd.	67,951	14,534,719
Cincinnati Financial Corp.	24,720	3,360,931
CNA Financial Corp.	9,200	447,304
CNO Financial Group, Inc.	20,500	514,345
eHealth, Inc.*	4,200	52,122
Employers Holdings, Inc.	1,800	73,836
Enstar Group Ltd.*	1,400	365,610
Erie Indemnity Co., Class A	5,900	1,039,167
Everest Re Group Ltd.	7,900	2,380,902
Fidelity National Financial, Inc.	43,180	2,108,911
First American Financial Corp.	17,600	1,140,832
Genworth Financial, Inc., Class A*	40,300	152,334
Globe Life, Inc.	15,905	1,600,043
GoHealth, Inc., Class A(x)*	41,400	48,852
Goosehead Insurance, Inc., Class A	3,500	274,995
Hanover Insurance Group, Inc. (The)	6,190	925,529
Hartford Financial Services Group, Inc. (The)	54,110	3,885,639
Horace Mann Educators Corp.	1,300	54,379
James River Group Holdings Ltd.	1,700	42,058
Kemper Corp.	9,282	524,804
Kinsale Capital Group, Inc.	3,800	866,476
Lemonade, Inc.(x)*	6,300	166,131
Lincoln National Corp.	30,350	1,983,676
Loews Corp.	33,092	2,145,023
Markel Corp.*	2,160	3,186,518
Marsh & McLennan Cos., Inc.	83,350	14,204,507
MBIA, Inc.*	7,600	116,964
Mercury General Corp.	6,600	363,000
MetLife, Inc.	113,460	7,973,969
Old Republic International Corp.	47,894	1,239,018
Primerica, Inc.	9,800	1,340,836
Principal Financial Group, Inc.	44,500	3,266,745
ProAssurance Corp.	5,300	142,464
Progressive Corp. (The)	96,900	11,045,631
Prudential Financial, Inc.	60,231	7,117,497
Reinsurance Group of America, Inc.	12,610	1,380,291
RenaissanceRe Holdings Ltd.	9,760	1,547,058
RLI Corp.	8,880	982,394
Selective Insurance Group, Inc.	13,700	1,224,232
Selectquote, Inc.*	16,700	46,593
SiriusPoint Ltd.*	9,100	68,068
Travelers Cos., Inc. (The)	39,370	7,194,080
Trupanion, Inc.*	5,200	463,424
Unum Group	50,300	1,584,953
W R Berkley Corp.	33,600	2,237,424
White Mountains Insurance Group Ltd.	500	568,120
Willis Towers Watson plc	19,900	4,700,778

		164,542,868

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	103,900	1,361,090
Annaly Capital Management, Inc. (REIT)	277,153	1,951,157
Apollo Commercial Real Estate Finance, Inc. (REIT)	17,300	240,989
Arbor Realty Trust, Inc. (REIT)	19,200	327,552
Blackstone Mortgage Trust, Inc. (REIT), Class A	21,000	667,590
Chimera Investment Corp. (REIT)	44,040	530,242
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	12,700	602,361
New Residential Investment Corp. (REIT)	66,550	730,719
Starwood Property Trust, Inc. (REIT)	57,200	1,382,524

		7,794,224

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	7,500	347,925
Capitol Federal Financial, Inc.	13,886	151,080
Columbia Financial, Inc.*	6,200	133,362
Enact Holdings, Inc.	1,100	24,475
Essent Group Ltd.	17,600	725,296
Flagstar Bancorp, Inc.	5,000	212,000
Kearny Financial Corp.	18,232	234,828
MGIC Investment Corp.	75,800	1,027,090
Mr Cooper Group, Inc.*	10,400	474,968
New York Community Bancorp, Inc.	108,550	1,163,656
PennyMac Financial Services, Inc.	10,833	576,315
Provident Financial Services, Inc.	100	2,340
Radian Group, Inc.	50,400	1,119,384
Rocket Cos., Inc., Class A	52,000	578,240
TFS Financial Corp.	15,600	258,960
Walker & Dunlop, Inc.	3,100	401,202
Washington Federal, Inc.	10,300	338,046
WSFS Financial Corp.	5,290	246,620

		8,015,787

Total Financials		835,115,554

Health Care (13.4%)
Biotechnology (2.3%)
AbbVie, Inc.	281,630	45,655,039
ACADIA Pharmaceuticals, Inc.*	22,300	540,106
Agios Pharmaceuticals, Inc.(x)*	8,400	244,524
Alector, Inc.*	6,800	96,900
Alkermes plc*	25,200	663,012
Allakos, Inc.*	4,500	25,650
Allogene Therapeutics, Inc.*	24,600	224,106
Allovir, Inc.*	1,600	10,800
Alnylam Pharmaceuticals, Inc.*	20,100	3,282,129
ALX Oncology Holdings, Inc.(x)*	5,100	86,190
Amgen, Inc.	88,468	21,393,332
Amicus Therapeutics, Inc.*	26,600	251,902
AnaptysBio, Inc.*	6,600	163,284
Anavex Life Sciences Corp.(x)*	23,900	294,209
Apellis Pharmaceuticals, Inc.*	8,700	442,047
Arcturus Therapeutics Holdings, Inc.*	400	10,784
Arcus Biosciences, Inc.*	5,100	160,956
Arrowhead Pharmaceuticals, Inc.*	18,200	837,018
Beam Therapeutics, Inc.*	6,900	395,370
BioCryst Pharmaceuticals, Inc.*	2,200	35,772
Biogen, Inc.*	24,860	5,235,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Biohaven Pharmaceutical Holding Co. Ltd.*	7,800	$924,846
BioMarin Pharmaceutical, Inc.*	33,800	2,605,980
Blueprint Medicines Corp.*	9,100	581,308
Bridgebio Pharma, Inc.(x)*	16,344	165,891
C4 Therapeutics, Inc.*	6,000	145,560
CareDx, Inc.*	4,800	177,552
Cerevel Therapeutics Holdings, Inc.*	8,000	280,080
Cortexyme, Inc.(x)*	5,300	32,807
CureVac NV(x)*	11,800	231,398
Cytokinetics, Inc.*	13,400	493,254
Denali Therapeutics, Inc.*	14,300	460,031
Editas Medicine, Inc.*	11,500	218,730
Emergent BioSolutions, Inc.*	8,400	344,904
Enanta Pharmaceuticals, Inc.*	1,300	92,534
Epizyme, Inc.*	13,600	15,640
Exact Sciences Corp.*	26,700	1,866,864
Exelixis, Inc.*	63,800	1,446,346
Fate Therapeutics, Inc.*	12,600	488,502
FibroGen, Inc.*	14,700	176,694
Forma Therapeutics Holdings, Inc.*	1,300	12,090
Gilead Sciences, Inc.	208,191	12,376,955
Global Blood Therapeutics, Inc.*	9,000	311,760
Halozyme Therapeutics, Inc.*	17,900	713,852
Heron Therapeutics, Inc.(x)*	24,300	138,996
Horizon Therapeutics plc*	35,600	3,745,476
IGM Biosciences, Inc.(x)*	4,800	128,304
ImmunityBio, Inc.(x)*	29,500	165,495
ImmunoGen, Inc.*	32,100	152,796
Incyte Corp.*	33,400	2,652,628
Inovio Pharmaceuticals, Inc.(x)*	47,300	169,807
Insmed, Inc.*	16,100	378,350
Instil Bio, Inc.(x)*	1,500	16,125
Intellia Therapeutics, Inc.*	10,500	763,035
Ionis Pharmaceuticals, Inc.*	24,800	918,592
Iovance Biotherapeutics, Inc.*	21,800	362,970
Ironwood Pharmaceuticals, Inc.*	28,300	356,014
Karuna Therapeutics, Inc.*	3,400	431,086
Karyopharm Therapeutics, Inc.*	32,000	235,840
Kodiak Sciences, Inc.*	3,500	27,020
Kura Oncology, Inc.*	12,500	201,000
Kymera Therapeutics, Inc.*	6,500	275,080
Ligand Pharmaceuticals, Inc.*	2,300	258,727
MacroGenics, Inc.*	15,200	133,912
Madrigal Pharmaceuticals, Inc.*	3,500	343,420
Mersana Therapeutics, Inc.*	20,500	81,795
Mirati Therapeutics, Inc.*	6,700	550,874
Moderna, Inc.*	53,617	9,236,064
Morphic Holding, Inc.*	3,100	124,465
Myriad Genetics, Inc.*	11,500	289,800
Natera, Inc.*	12,600	512,568
Neurocrine Biosciences, Inc.*	18,900	1,771,875
Nkarta, Inc.(x)*	800	9,104
Novavax, Inc.(x)*	12,200	898,530
OPKO Health, Inc.(x)*	104,600	359,824
Organogenesis Holdings, Inc.*	25,100	191,262
Passage Bio, Inc.*	800	2,480
PDL BioPharma, Inc.(r)(x)*	46,000	75,759
Prelude Therapeutics, Inc.(x)*	300	2,070
Protagonist Therapeutics, Inc.*	6,000	142,080
Prothena Corp. plc*	7,800	285,246
PTC Therapeutics, Inc.*	8,000	298,480
Recursion Pharmaceuticals, Inc., Class A(x)*	1,000	7,160
Regeneron Pharmaceuticals, Inc.*	16,200	11,314,404
REGENXBIO, Inc.*	7,400	245,606
Relay Therapeutics, Inc.*	11,001	329,260
Replimune Group, Inc.*	1,100	18,678
REVOLUTION Medicines, Inc.*	9,200	234,692
Rocket Pharmaceuticals, Inc.*	8,900	141,154
Rubius Therapeutics, Inc.(x)*	3,400	18,734
Sage Therapeutics, Inc.*	8,600	284,660
Sana Biotechnology, Inc.(x)*	14,595	120,555
Sangamo Therapeutics, Inc.*	29,200	169,652
Sarepta Therapeutics, Inc.*	12,700	992,124
Seagen, Inc.*	21,374	3,078,925
Shattuck Labs, Inc.*	2,500	10,650
Sorrento Therapeutics, Inc.(x)*	40,700	94,831
Spectrum Pharmaceuticals, Inc.*	10,700	13,803
SpringWorks Therapeutics, Inc.*	5,000	282,200
Stoke Therapeutics, Inc.*	500	10,525
TG Therapeutics, Inc.*	20,700	196,857
Turning Point Therapeutics, Inc.*	7,600	204,060
Twist Bioscience Corp.*	6,900	340,722
Ultragenyx Pharmaceutical, Inc.*	10,800	784,296
United Therapeutics Corp.*	7,100	1,273,811
Vaxcyte, Inc.*	1,100	26,565
Veracyte, Inc.*	7,600	209,532
Vericel Corp.*	3,600	137,592
Vertex Pharmaceuticals, Inc.*	41,800	10,908,546
Vir Biotechnology, Inc.*	10,700	275,204
Xencor, Inc.*	8,900	237,452
Y-mAbs Therapeutics, Inc.*	200	2,376
Zentalis Pharmaceuticals, Inc.*	6,900	318,366

		163,182,165

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	276,812	32,763,468
ABIOMED, Inc.*	8,500	2,815,540
Accelerate Diagnostics, Inc.(x)*	3,600	5,184
Align Technology, Inc.*	12,900	5,624,400
AtriCure, Inc.*	6,800	446,556
Avanos Medical, Inc.*	7,975	267,163
Axonics, Inc.*	5,200	325,520
Baxter International, Inc.	80,080	6,209,403
Becton Dickinson and Co.	46,013	12,239,458
Boston Scientific Corp.*	230,700	10,217,703
Butterfly Network, Inc.(x)*	35,700	169,932
CONMED Corp.	5,200	772,460
Cooper Cos., Inc. (The)	8,400	3,507,756
CryoPort, Inc.*	3,300	115,203
Dentsply Sirona, Inc.	34,405	1,693,414
Dexcom, Inc.*	16,000	8,185,600
Eargo, Inc.(x)*	5,000	26,450
Edwards Lifesciences Corp.*	102,500	12,066,300
Envista Holdings Corp.*	21,763	1,060,076
Figs, Inc., Class A(x)*	12,900	277,608
Glaukos Corp.*	6,800	393,176
Globus Medical, Inc., Class A*	14,100	1,040,298
Haemonetics Corp.*	8,200	518,404
Heska Corp.*	800	110,624
Hologic, Inc.*	45,300	3,479,946
ICU Medical, Inc.*	3,200	712,448
IDEXX Laboratories, Inc.*	13,800	7,549,428
Inari Medical, Inc.*	3,600	326,304
Inogen, Inc.*	3,600	116,712
Insulet Corp.*	11,300	3,010,207
Integer Holdings Corp.*	4,500	362,565
Integra LifeSciences Holdings Corp.*	14,600	938,196
Intuitive Surgical, Inc.*	57,100	17,225,928
iRhythm Technologies, Inc.*	4,900	771,603
Lantheus Holdings, Inc.*	8,700	481,197
LivaNova plc*	5,100	417,333
Masimo Corp.*	9,200	1,338,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Medtronic plc	216,385	$24,007,916
Meridian Bioscience, Inc.*	7,500	194,700
Merit Medical Systems, Inc.*	7,800	518,856
Natus Medical, Inc.*	6,700	176,076
Neogen Corp.*	21,800	672,312
Nevro Corp.*	5,600	405,048
Novocure Ltd.*	17,900	1,483,015
NuVasive, Inc.*	7,650	433,755
Ortho Clinical Diagnostics Holdings plc*	18,938	353,383
Outset Medical, Inc.*	7,368	334,507
Penumbra, Inc.*	6,300	1,399,419
Pulmonx Corp.(x)*	3,800	94,278
Quidel Corp.*	5,800	652,268
ResMed, Inc.	23,800	5,771,738
Shockwave Medical, Inc.*	4,600	953,856
Silk Road Medical, Inc.*	6,800	280,772
STAAR Surgical Co.*	8,000	639,280
STERIS plc	13,509	3,266,071
Stryker Corp.	55,570	14,856,639
Tandem Diabetes Care, Inc.*	10,300	1,197,787
Teleflex, Inc.	7,700	2,732,191
Treace Medical Concepts, Inc.*	1,300	24,583
Varex Imaging Corp.*	8,924	189,992
Zimmer Biomet Holdings, Inc.	36,800	4,706,720
Zimvie, Inc.(x)*	3,680	84,051

		203,011,744

Health Care Providers & Services (2.8%)
1Life Healthcare, Inc.*	19,200	212,736
Acadia Healthcare Co., Inc.*	14,500	950,185
Accolade, Inc.*	9,200	161,552
AdaptHealth Corp.*	16,900	270,907
Addus HomeCare Corp.*	200	18,658
Agiliti, Inc.*	1,300	27,430
agilon health, Inc.*	26,700	676,845
Alignment Healthcare, Inc.*	1,600	17,968
Amedisys, Inc.*	5,800	999,282
AmerisourceBergen Corp.	26,600	4,115,286
AMN Healthcare Services, Inc.*	5,600	584,248
Anthem, Inc.	39,080	19,196,878
Apollo Medical Holdings, Inc.(x)*	6,100	295,667
Aveanna Healthcare Holdings, Inc.*	7,400	25,234
Brookdale Senior Living, Inc.*	36,435	256,867
Cardinal Health, Inc.	45,200	2,562,840
Castle Biosciences, Inc.*	2,500	112,150
Centene Corp.*	91,600	7,711,804
Chemed Corp.	3,000	1,519,650
Cigna Corp.	51,576	12,358,125
Community Health Systems, Inc.*	19,367	229,886
CorVel Corp.*	1,700	286,348
Covetrus, Inc.*	13,120	220,285
CVS Health Corp.	211,034	21,358,751
DaVita, Inc.*	13,300	1,504,363
Encompass Health Corp.	18,500	1,315,535
Ensign Group, Inc. (The)	5,800	522,058
Fulgent Genetics, Inc.(x)*	300	18,723
Guardant Health, Inc.*	13,500	894,240
HCA Healthcare, Inc.	39,200	9,824,304
HealthEquity, Inc.*	13,100	883,464
Henry Schein, Inc.*	25,900	2,258,221
Humana, Inc.	20,700	9,008,019
Innovage Holding Corp.(x)*	1,200	7,704
Invitae Corp.(x)*	33,000	263,010
Laboratory Corp. of America Holdings*	16,635	4,385,984
LHC Group, Inc.*	6,300	1,062,180
LifeStance Health Group, Inc.(x)*	10,800	109,188
McKesson Corp.	24,480	7,494,063
MEDNAX, Inc.*	15,240	357,835
ModivCare, Inc.*	200	23,078
Molina Healthcare, Inc.*	10,400	3,469,336
National Research Corp.	100	3,965
Oak Street Health, Inc.(x)*	16,100	432,768
Option Care Health, Inc.*	23,425	669,018
Owens & Minor, Inc.	6,200	272,924
Patterson Cos., Inc.	14,700	475,839
Pennant Group, Inc. (The)*	2,100	39,123
Premier, Inc., Class A	21,200	754,508
Privia Health Group, Inc.*	8,900	237,897
Progyny, Inc.*	8,900	457,460
Quest Diagnostics, Inc.	19,830	2,713,934
R1 RCM, Inc.*	15,700	420,132
RadNet, Inc.*	1,000	22,370
Select Medical Holdings Corp.	13,600	326,264
Signify Health, Inc., Class A*	10,134	183,932
Surgery Partners, Inc.*	5,398	297,160
Tenet Healthcare Corp.*	19,600	1,684,816
UnitedHealth Group, Inc.	149,957	76,473,571
Universal Health Services, Inc., Class B	11,280	1,635,036

		204,671,604

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	22,950	516,834
American Well Corp., Class A*	33,300	140,193
Cerner Corp.	47,400	4,434,744
Certara, Inc.*	16,330	350,768
Change Healthcare, Inc.*	41,941	914,314
Definitive Healthcare Corp.(x)*	6,200	152,830
Evolent Health, Inc., Class A*	14,600	471,580
Health Catalyst, Inc.*	4,500	117,585
Inspire Medical Systems, Inc.*	4,500	1,155,105
Multiplan Corp.(x)*	65,700	307,476
NextGen Healthcare, Inc.*	11,200	234,192
Omnicell, Inc.*	7,900	1,022,971
Phreesia, Inc.*	6,100	160,796
Schrodinger, Inc.*	7,700	262,724
Tabula Rasa HealthCare, Inc.*	5,000	28,800
Teladoc Health, Inc.(x)*	24,260	1,749,874
Veeva Systems, Inc., Class A*	22,700	4,822,842

		16,843,628

Life Sciences Tools & Services (1.8%)
10X Genomics, Inc., Class A*	13,900	1,057,373
Adaptive Biotechnologies Corp.*	13,507	187,477
Agilent Technologies, Inc.	49,830	6,594,004
Avantor, Inc.*	96,094	3,249,899
Bionano Genomics, Inc.(x)*	80,000	206,400
Bio-Rad Laboratories, Inc., Class A*	4,000	2,252,920
Bio-Techne Corp.	6,450	2,793,108
Bruker Corp.	18,000	1,157,400
Charles River Laboratories International, Inc.*	9,050	2,569,928
Codexis, Inc.*	600	12,372
Danaher Corp.	101,660	29,819,928
Illumina, Inc.*	24,100	8,420,540
IQVIA Holdings, Inc.*	31,580	7,301,612
Maravai LifeSciences Holdings, Inc., Class A*	11,581	408,462
Medpace Holdings, Inc.*	4,500	736,155
Mettler-Toledo International, Inc.*	3,700	5,080,803
NanoString Technologies, Inc.*	7,600	264,100
NeoGenomics, Inc.*	17,900	217,485
Pacific Biosciences of California, Inc.*	30,600	278,460
PerkinElmer, Inc.	18,600	3,244,956

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
QIAGEN NV*	35,932	$1,760,668
Quanterix Corp.*	4,400	128,436
Repligen Corp.*	9,700	1,824,473
Seer, Inc.(x)*	12,500	190,500
Sotera Health Co.*	15,731	340,733
Syneos Health, Inc.*	14,000	1,133,300
Thermo Fisher Scientific, Inc.	62,950	37,181,418
Waters Corp.*	11,100	3,445,329
West Pharmaceutical Services, Inc.	12,200	5,010,662

		126,868,901

Pharmaceuticals (3.5%)
Aerie Pharmaceuticals, Inc.*	14,000	127,400
Amneal Pharmaceuticals, Inc.*	35,500	148,035
Arvinas, Inc.*	5,400	363,420
Atea Pharmaceuticals, Inc.*	12,500	90,250
Axsome Therapeutics, Inc.(x)*	5,400	223,506
Bristol-Myers Squibb Co.	345,644	25,242,381
Catalent, Inc.*	27,600	3,060,840
Corcept Therapeutics, Inc.*	16,500	371,580
Elanco Animal Health, Inc.*	74,632	1,947,149
Eli Lilly and Co.	135,110	38,691,451
Endo International plc*	50,254	116,087
Harmony Biosciences Holdings, Inc.*	300	14,595
Innoviva, Inc.*	6,818	131,928
Intra-Cellular Therapies, Inc.*	12,000	734,280
Jazz Pharmaceuticals plc*	12,100	1,883,607
Johnson & Johnson	419,960	74,429,511
Merck & Co., Inc.	403,790	33,130,970
Nektar Therapeutics*	31,600	170,324
NGM Biopharmaceuticals, Inc.*	500	7,625
Omeros Corp.(x)*	12,900	77,529
Organon & Co.	43,109	1,505,797
Pacira BioSciences, Inc.*	2,300	175,536
Perrigo Co. plc	28,300	1,087,569
Pfizer, Inc.	895,117	46,340,207
Phibro Animal Health Corp., Class A	1,200	23,940
Prestige Consumer Healthcare, Inc.*	8,500	449,990
Reata Pharmaceuticals, Inc., Class A(x)*	3,800	124,488
Revance Therapeutics, Inc.*	9,300	181,350
Royalty Pharma plc, Class A	54,600	2,127,216
TherapeuticsMD, Inc.(x)*	5,200	1,976
Theravance Biopharma, Inc.*	13,700	130,972
Viatris, Inc.	228,374	2,484,709
Zoetis, Inc.	76,100	14,351,699

		249,947,917

Total Health Care		964,525,959

Industrials (8.8%)
Aerospace & Defense (1.5%)
Aerojet Rocketdyne Holdings, Inc.*	5,000	196,750
AeroVironment, Inc.*	2,100	197,694
Axon Enterprise, Inc.*	11,900	1,638,987
Boeing Co. (The)*	87,100	16,679,650
BWX Technologies, Inc.	17,800	958,708
Curtiss-Wright Corp.	9,200	1,381,472
General Dynamics Corp.	39,870	9,615,847
HEICO Corp.	10,141	1,557,049
HEICO Corp., Class A	14,845	1,882,791
Hexcel Corp.	21,200	1,260,764
Howmet Aerospace, Inc.	60,229	2,164,630
Huntington Ingalls Industries, Inc.	8,600	1,715,184
Kratos Defense & Security Solutions, Inc.*	10,200	208,896
L3Harris Technologies, Inc.	30,991	7,700,334
Lockheed Martin Corp.	38,460	16,976,244
Maxar Technologies, Inc.	2,800	110,488
Mercury Systems, Inc.*	5,400	348,030
Moog, Inc., Class A	5,500	482,900
Northrop Grumman Corp.	23,150	10,353,143
Parsons Corp.*	10,239	396,249
Raytheon Technologies Corp.	237,267	23,506,042
Spirit AeroSystems Holdings, Inc., Class A	19,000	928,910
Textron, Inc.	40,200	2,990,076
TransDigm Group, Inc.*	8,550	5,570,667
Woodward, Inc.	10,430	1,302,811

		110,124,316

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	20,430	2,200,515
Expeditors International of Washington, Inc.	28,800	2,971,008
FedEx Corp.	39,050	9,035,780
GXO Logistics, Inc.*	17,800	1,269,852
Hub Group, Inc., Class A*	3,000	231,630
United Parcel Service, Inc., Class B	116,650	25,016,759

		40,725,544

Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	1,560,469
Allegiant Travel Co.*	2,200	357,258
American Airlines Group, Inc.*	105,200	1,919,900
Delta Air Lines, Inc.*	113,750	4,501,088
Frontier Group Holdings, Inc.(x)*	2,800	31,724
JetBlue Airways Corp.*	69,900	1,045,005
SkyWest, Inc.*	7,700	222,145
Southwest Airlines Co.*	94,100	4,309,780
Spirit Airlines, Inc.(x)*	13,100	286,497
United Airlines Holdings, Inc.(x)*	52,840	2,449,662

		16,683,528

Building Products (0.6%)
A O Smith Corp.	21,900	1,399,191
AAON, Inc.	5,800	323,234
Advanced Drainage Systems, Inc.	9,900	1,176,219
Allegion plc	14,212	1,560,193
Armstrong World Industries, Inc.	10,400	936,104
AZEK Co., Inc. (The)*	19,900	494,316
Builders FirstSource, Inc.*	29,990	1,935,555
Carlisle Cos., Inc.	9,500	2,336,240
Carrier Global Corp.	135,571	6,218,642
Fortune Brands Home & Security, Inc.	23,350	1,734,438
Johnson Controls International plc	111,171	7,289,482
Lennox International, Inc.	6,910	1,781,813
Masco Corp.	40,000	2,040,000
Owens Corning	19,270	1,763,205
Resideo Technologies, Inc.*	17,050	406,302
Simpson Manufacturing Co., Inc.	6,100	665,144
Trane Technologies plc	36,912	5,636,462
Trex Co., Inc.*	20,500	1,339,265
UFP Industries, Inc.	11,500	887,340
Zurn Water Solutions Corp.	14,900	527,460

		40,450,605

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	2,100	96,684
ADT, Inc.	55,314	419,833
Brady Corp., Class A	7,200	333,144
Brink’s Co. (The)	7,200	489,600
Casella Waste Systems, Inc., Class A*	6,200	543,430
Cintas Corp.	15,100	6,423,389
Clean Harbors, Inc.*	10,000	1,116,400
Copart, Inc.*	36,700	4,604,749
CoreCivic, Inc. (REIT)*	18,400	205,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Deluxe Corp.	6,100	$184,464
Driven Brands Holdings, Inc.*	9,831	258,359
Healthcare Services Group, Inc.	10,700	198,699
HNI Corp.	5,200	192,660
IAA, Inc.*	27,700	1,059,525
KAR Auction Services, Inc.*	27,700	499,985
Matthews International Corp., Class A	7,100	229,756
MSA Safety, Inc.	5,900	782,930
Republic Services, Inc.	35,735	4,734,888
Rollins, Inc.	47,250	1,656,112
Stericycle, Inc.*	21,800	1,284,456
Tetra Tech, Inc.	9,300	1,533,942
UniFirst Corp.	2,700	497,556
Waste Management, Inc.	69,950	11,087,075

		38,433,164

Construction & Engineering (0.2%)
AECOM	24,002	1,843,594
Ameresco, Inc., Class A(x)*	7,500	596,250
API Group Corp.*	29,700	624,591
Arcosa, Inc.	4,080	233,580
Comfort Systems USA, Inc.	1,700	151,317
EMCOR Group, Inc.	9,500	1,069,985
Fluor Corp.*	22,300	639,787
MasTec, Inc.*	11,000	958,100
MDU Resources Group, Inc.	48,250	1,285,862
Quanta Services, Inc.	24,350	3,204,704
Valmont Industries, Inc.	3,100	739,660
WillScot Mobile Mini Holdings Corp.*	28,803	1,127,061

		12,474,491

Electrical Equipment (0.7%)
Acuity Brands, Inc.	6,100	1,154,730
AMETEK, Inc.	38,175	5,084,146
Atkore, Inc.*	8,100	797,364
Bloom Energy Corp., Class A*	15,300	369,495
ChargePoint Holdings, Inc.(x)*	36,100	717,668
Eaton Corp. plc	64,797	9,833,593
Emerson Electric Co.	94,510	9,266,706
EnerSys	4,900	365,393
FuelCell Energy, Inc.(x)*	49,900	287,424
Generac Holdings, Inc.*	11,100	3,299,586
GrafTech International Ltd.	3,300	31,746
Hubbell, Inc.	8,700	1,598,799
nVent Electric plc	26,353	916,557
Plug Power, Inc.*	82,900	2,371,769
Regal Rexnord Corp.	11,922	1,773,755
Rockwell Automation, Inc.	20,100	5,628,603
Sensata Technologies Holding plc*	27,100	1,378,035
Shoals Technologies Group, Inc., Class A*	15,322	261,087
Stem, Inc.(x)*	16,300	179,463
Sunrun, Inc.*	33,000	1,002,210
Vertiv Holdings Co.	48,500	679,000
Vicor Corp.*	1,800	126,990

		47,124,119

Industrial Conglomerates (0.8%)
3M Co.	90,230	13,433,442
General Electric Co.	174,045	15,925,118
Honeywell International, Inc.	108,700	21,150,846
Roper Technologies, Inc.	17,350	8,193,190

		58,702,596

Machinery (1.7%)
AGCO Corp.	12,400	1,810,772
Allison Transmission Holdings, Inc.	10,500	412,230
Altra Industrial Motion Corp.	9,200	358,156
Barnes Group, Inc.	9,800	393,862
Caterpillar, Inc.	88,310	19,677,234
Chart Industries, Inc.*	6,500	1,116,505
Colfax Corp.*	18,100	720,199
Crane Co.	7,900	855,412
Cummins, Inc.	25,260	5,181,079
Deere & Co.	44,740	18,587,680
Desktop Metal, Inc., Class A(x)*	44,600	211,404
Donaldson Co., Inc.	26,500	1,376,145
Dover Corp.	25,190	3,952,311
Enerpac Tool Group Corp.	200	4,378
Evoqua Water Technologies Corp.*	17,300	812,754
Flowserve Corp.	26,640	956,376
Fortive Corp.	50,430	3,072,700
Franklin Electric Co., Inc.	7,500	622,800
Gates Industrial Corp. plc*	24,100	362,946
Graco, Inc.	29,480	2,055,346
Hillenbrand, Inc.	9,000	397,530
IDEX Corp.	12,240	2,346,775
Illinois Tool Works, Inc.	51,910	10,869,954
Ingersoll Rand, Inc.	61,666	3,104,883
ITT, Inc.	19,525	1,468,475
John Bean Technologies Corp.	4,400	521,268
Kennametal, Inc.	3,090	88,405
Lincoln Electric Holdings, Inc.	9,660	1,331,245
Middleby Corp. (The)*	9,700	1,590,218
Mueller Industries, Inc.	8,500	460,445
Mueller Water Products, Inc., Class A	20,800	268,736
Nikola Corp.(x)*	33,000	353,430
Nordson Corp.	10,660	2,420,673
Oshkosh Corp.	11,600	1,167,540
Otis Worldwide Corp.	67,374	5,184,429
PACCAR, Inc.	58,830	5,181,158
Parker-Hannifin Corp.	20,710	5,876,670
Pentair plc	27,287	1,479,228
Proto Labs, Inc.*	5,000	264,500
RBC Bearings, Inc.*	3,900	756,132
Snap-on, Inc.	9,200	1,890,416
SPX FLOW, Inc.	3,900	336,258
Stanley Black & Decker, Inc.	27,235	3,807,181
Terex Corp.	930	33,164
Timken Co. (The)	12,640	767,248
Toro Co. (The)	20,380	1,742,286
Trinity Industries, Inc.	13,740	472,106
Watts Water Technologies, Inc., Class A	4,000	558,360
Welbilt, Inc.*	31,500	748,125
Westinghouse Air Brake Technologies Corp.	28,387	2,729,978
Xylem, Inc.	33,550	2,860,473

		123,617,578

Marine (0.0%)
Kirby Corp.*	7,450	537,815
Matson, Inc.	6,900	832,278

		1,370,093

Professional Services (0.6%)
ASGN, Inc.*	8,400	980,364
Booz Allen Hamilton Holding Corp.	26,700	2,345,328
CACI International, Inc., Class A*	3,800	1,144,788
CBIZ, Inc.*	12,220	512,873
Clarivate plc*	68,300	1,144,708
CoStar Group, Inc.*	67,350	4,486,183
Dun & Bradstreet Holdings, Inc.*	32,600	571,152
Equifax, Inc.	20,520	4,865,292
Exponent, Inc.	10,600	1,145,330
FTI Consulting, Inc.*	7,200	1,131,984
Huron Consulting Group, Inc.*	2,400	109,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Insperity, Inc.	6,400	$642,688
Jacobs Engineering Group, Inc.	22,800	3,142,068
KBR, Inc.	27,600	1,510,548
Korn Ferry	5,600	363,664
Legalzoom.com, Inc.(x)*	7,900	111,706
Leidos Holdings, Inc.	22,348	2,414,031
ManpowerGroup, Inc.	9,780	918,538
ManTech International Corp., Class A	4,600	396,474
Nielsen Holdings plc	78,000	2,124,720
Resources Connection, Inc.	16,950	290,523
Robert Half International, Inc.	19,260	2,199,107
Science Applications International Corp.	9,001	829,622
TransUnion	30,305	3,131,719
TriNet Group, Inc.(x)*	4,100	403,276
Upwork, Inc.*	16,300	378,812
Verisk Analytics, Inc.	25,800	5,537,454

		42,832,896

Road & Rail (1.1%)
AMERCO	1,400	835,716
Avis Budget Group, Inc.*	6,500	1,711,450
CSX Corp.	354,350	13,270,408
Heartland Express, Inc.	11,700	164,619
JB Hunt Transport Services, Inc.	15,250	3,062,047
Knight-Swift Transportation Holdings, Inc.	30,935	1,560,980
Landstar System, Inc.	6,250	942,687
Lyft, Inc., Class A*	43,400	1,666,560
Norfolk Southern Corp.	38,970	11,115,023
Old Dominion Freight Line, Inc.	16,625	4,965,555
Ryder System, Inc.	9,200	729,836
Saia, Inc.*	4,800	1,170,336
Schneider National, Inc., Class B	15,595	397,673
TuSimple Holdings, Inc., Class A(x)*	21,200	258,640
Uber Technologies, Inc.*	267,589	9,547,576
Union Pacific Corp.	103,120	28,173,415
Werner Enterprises, Inc.	5,700	233,700
XPO Logistics, Inc.*	17,800	1,295,840

		81,102,061

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	937,650
Applied Industrial Technologies, Inc.	4,300	441,438
Beacon Roofing Supply, Inc.*	7,600	450,528
Core & Main, Inc., Class A*	8,000	193,520
Fastenal Co.	97,600	5,797,440
GATX Corp.	5,000	616,650
Herc Holdings, Inc.	3,200	534,688
MSC Industrial Direct Co., Inc., Class A	7,100	604,991
SiteOne Landscape Supply, Inc.*	6,700	1,083,323
Triton International Ltd.	7,200	505,296
United Rentals, Inc.*	12,522	4,447,940
Univar Solutions, Inc.*	22,900	736,006
Watsco, Inc.	5,210	1,587,174
WESCO International, Inc.*	8,586	1,117,382
WW Grainger, Inc.	7,950	4,100,531

		23,154,557

Total Industrials		636,795,548

Information Technology (26.9%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	39,600	5,503,608
Calix, Inc.*	8,800	377,608
Ciena Corp.*	31,400	1,903,782
Cisco Systems, Inc.	677,570	37,781,303
F5, Inc.*	10,600	2,214,870
Juniper Networks, Inc.	51,600	1,917,456
Lumentum Holdings, Inc.*	14,146	1,380,650
Motorola Solutions, Inc.	27,221	6,592,926
NetScout Systems, Inc.*	1,300	41,704
Ubiquiti, Inc.(x)	1,017	296,110
Viasat, Inc.*	4,400	214,720
Viavi Solutions, Inc.*	33,650	541,092

		58,765,829

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	5,400	464,832
Aeva Technologies, Inc.(x)*	11,100	48,063
Amphenol Corp., Class A	94,880	7,149,208
Arrow Electronics, Inc.*	13,600	1,613,368
Avnet, Inc.	17,920	727,373
Badger Meter, Inc.	1,500	149,565
Belden, Inc.	700	38,780
CDW Corp.	21,451	3,837,369
Cognex Corp.	30,400	2,345,360
Coherent, Inc.*	3,700	1,011,432
Corning, Inc.	121,190	4,473,123
Fabrinet*	5,100	536,163
II-VI, Inc.*	18,490	1,340,340
Insight Enterprises, Inc.*	5,400	579,528
IPG Photonics Corp.*	6,400	702,464
Itron, Inc.*	7,110	374,555
Jabil, Inc.	31,400	1,938,322
Keysight Technologies, Inc.*	29,715	4,694,079
Littelfuse, Inc.	4,200	1,047,522
MicroVision, Inc.(x)*	33,100	154,577
National Instruments Corp.	23,000	933,570
Novanta, Inc.*	4,100	583,389
Plexus Corp.*	1,300	106,353
Rogers Corp.*	3,000	815,100
Sanmina Corp.*	6,800	274,856
TD SYNNEX Corp.	8,766	904,739
Teledyne Technologies, Inc.*	7,746	3,660,992
Trimble, Inc.*	41,500	2,993,810
Vishay Intertechnology, Inc.	6,700	131,320
Vontier Corp.	23,452	595,446
Zebra Technologies Corp., Class A*	9,000	3,723,300

		47,948,898

IT Services (4.4%)
Accenture plc, Class A	102,000	34,397,460
Akamai Technologies, Inc.*	26,600	3,175,774
Alliance Data Systems Corp.	7,900	443,585
Amdocs Ltd.	22,610	1,858,768
Automatic Data Processing, Inc.	66,450	15,120,033
Block, Inc.*	76,024	10,308,854
Broadridge Financial Solutions, Inc.	18,309	2,850,894
Cloudflare, Inc., Class A*	41,600	4,979,520
Cognizant Technology Solutions Corp., Class A	87,300	7,828,191
Concentrix Corp.	8,766	1,460,065
Conduent, Inc.*	19,786	102,096
DigitalOcean Holdings, Inc.*	8,000	462,800
DXC Technology Co.*	53,196	1,735,785
EPAM Systems, Inc.*	8,800	2,610,168
Euronet Worldwide, Inc.*	10,000	1,301,500
Evertec, Inc.	2,700	110,511
Evo Payments, Inc., Class A*	2,400	55,416
ExlService Holdings, Inc.*	4,500	644,715
Fastly, Inc., Class A*	13,300	231,154
Fidelity National Information Services, Inc.	96,969	9,737,627
Fiserv, Inc.*	94,702	9,602,783
FleetCor Technologies, Inc.*	12,600	3,138,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Gartner, Inc.*	13,178	$3,919,928
Genpact Ltd.	30,000	1,305,300
Global Payments, Inc.	48,576	6,647,140
Globant SA*	6,398	1,676,724
GoDaddy, Inc., Class A*	26,900	2,251,530
International Business Machines Corp.	143,231	18,622,895
Jack Henry & Associates, Inc.	11,430	2,252,281
Kyndryl Holdings, Inc.*	16,800	220,416
LiveRamp Holdings, Inc.*	10,200	381,378
Mastercard, Inc., Class A	136,700	48,853,846
MAXIMUS, Inc.	10,400	779,480
MongoDB, Inc.*	10,100	4,480,259
Okta, Inc.*	19,900	3,004,104
Paychex, Inc.	51,910	7,084,158
PayPal Holdings, Inc.*	186,253	21,540,159
Paysafe Ltd.*	51,800	175,602
Perficient, Inc.*	5,100	561,459
Rackspace Technology, Inc.(x)*	9,900	110,484
Sabre Corp.*	48,600	555,498
Shift4 Payments, Inc., Class A*	8,900	551,177
Snowflake, Inc., Class A*	32,016	7,335,826
SolarWinds Corp.	9,750	129,773
Switch, Inc., Class A	23,100	711,942
Thoughtworks Holding, Inc.*	17,500	364,175
TTEC Holdings, Inc.	2,907	239,886
Twilio, Inc., Class A*	26,800	4,416,908
VeriSign, Inc.*	16,350	3,637,221
Verra Mobility Corp.*	6,900	112,332
Visa, Inc., Class A	263,012	58,328,171
Western Union Co. (The)	90,360	1,693,346
WEX, Inc.*	7,600	1,356,220
Wix.com Ltd.*	8,800	919,248

		316,374,721

Semiconductors & Semiconductor Equipment (5.5%)
Advanced Micro Devices, Inc.*	258,753	28,292,053
Allegro MicroSystems, Inc.*	11,054	313,934
Ambarella, Inc.*	5,700	598,044
Amkor Technology, Inc.	18,700	406,164
Analog Devices, Inc.	83,034	13,715,556
Applied Materials, Inc.	140,420	18,507,356
Azenta, Inc.	11,587	960,331
Broadcom, Inc.	63,980	40,286,926
Cirrus Logic, Inc.*	12,300	1,042,917
CMC Materials, Inc.	5,400	1,001,160
Diodes, Inc.*	5,900	513,241
Enphase Energy, Inc.*	21,900	4,418,982
Entegris, Inc.	24,940	3,273,624
First Solar, Inc.*	17,400	1,457,076
FormFactor, Inc.*	10,300	432,909
GLOBALFOUNDRIES, Inc.(x)*	9,200	574,264
Intel Corp.	644,290	31,931,012
KLA Corp.	24,680	9,034,361
Kulicke & Soffa Industries, Inc.	7,500	420,150
Lam Research Corp.	22,975	12,351,590
Lattice Semiconductor Corp.*	23,300	1,420,135
MACOM Technology Solutions Holdings, Inc.*	1,700	101,779
Marvell Technology, Inc.	133,561	9,577,659
MaxLinear, Inc.*	11,500	671,025
Microchip Technology, Inc.	87,440	6,570,242
Micron Technology, Inc.	180,550	14,063,040
MKS Instruments, Inc.	9,500	1,425,000
Monolithic Power Systems, Inc.	7,900	3,836,872
NVIDIA Corp.	378,940	103,397,568
NXP Semiconductors NV	42,700	7,902,916
ON Semiconductor Corp.*	71,600	4,482,876
Onto Innovation, Inc.*	7,900	686,431
Power Integrations, Inc.	11,000	1,019,480
Qorvo, Inc.*	17,127	2,125,461
QUALCOMM, Inc.	181,805	27,783,440
Rambus, Inc.*	1,800	57,402
Semtech Corp.*	13,600	943,024
Silicon Laboratories, Inc.*	8,740	1,312,748
SiTime Corp.*	1,600	396,512
Skyworks Solutions, Inc.	30,100	4,011,728
Synaptics, Inc.*	6,100	1,216,950
Teradyne, Inc.	26,110	3,086,985
Texas Instruments, Inc.	148,890	27,318,337
Universal Display Corp.	7,600	1,268,820
Wolfspeed, Inc.*	20,400	2,322,744

		396,530,824

Software (9.3%)
8x8, Inc.*	18,300	230,397
ACI Worldwide, Inc.*	17,400	547,926
Adobe, Inc.*	74,620	33,998,364
Alarm.com Holdings, Inc.*	5,800	385,468
Alkami Technology, Inc.*	1,500	21,465
Altair Engineering, Inc., Class A*	5,900	379,960
Alteryx, Inc., Class A*	8,900	636,617
Anaplan, Inc.*	23,700	1,541,685
ANSYS, Inc.*	15,200	4,828,280
Appfolio, Inc., Class A*	1,800	203,778
Appian Corp.*	6,600	401,412
Asana, Inc., Class A(x)*	12,200	487,634
Aspen Technology, Inc.*	11,600	1,918,292
Atlassian Corp. plc, Class A*	22,400	6,581,792
Autodesk, Inc.*	35,850	7,684,448
Avalara, Inc.*	14,000	1,393,140
Bentley Systems, Inc., Class B	22,300	985,214
Bill.com Holdings, Inc.*	14,700	3,333,813
Black Knight, Inc.*	27,142	1,573,965
Blackbaud, Inc.*	7,000	419,090
Blackline, Inc.*	9,100	666,302
Bottomline Technologies DE, Inc.*	2,800	158,704
Box, Inc., Class A*	22,100	642,226
C3.ai, Inc., Class A(x)*	9,400	213,380
Cadence Design Systems, Inc.*	44,030	7,241,174
CDK Global, Inc.	18,502	900,677
Cerence, Inc.*	6,400	231,040
Ceridian HCM Holding, Inc.*	20,100	1,374,036
Citrix Systems, Inc.	23,450	2,366,105
CommVault Systems, Inc.*	400	26,540
Consensus Cloud Solutions, Inc.*	3,066	184,359
Coupa Software, Inc.*	12,100	1,229,723
Crowdstrike Holdings, Inc., Class A*	32,000	7,266,560
Datadog, Inc., Class A*	40,700	6,164,829
Datto Holding Corp.(x)*	5,912	157,969
Digital Turbine, Inc.*	14,600	639,626
DocuSign, Inc.*	32,100	3,438,552
Dolby Laboratories, Inc., Class A	12,700	993,394
Domo, Inc., Class B*	800	40,456
DoubleVerify Holdings, Inc.*	4,300	108,231
Dropbox, Inc., Class A*	41,200	957,900
Duck Creek Technologies, Inc.*	300	6,636
Dynatrace, Inc.*	31,400	1,478,940
Elastic NV*	10,000	889,500
Envestnet, Inc.*	8,800	655,072
Everbridge, Inc.*	5,100	222,564
Fair Isaac Corp.*	4,600	2,145,716
Five9, Inc.*	11,500	1,269,600
Fortinet, Inc.*	21,300	7,279,062
Guidewire Software, Inc.*	17,000	1,608,540
HubSpot, Inc.*	7,400	3,514,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Informatica, Inc., Class A*	13,800	$272,412
InterDigital, Inc.	1,800	114,840
Intuit, Inc.	42,550	20,459,742
Jamf Holding Corp.*	2,000	69,620
LivePerson, Inc.*	1,000	24,420
Mandiant Corp.*	33,600	749,616
Manhattan Associates, Inc.*	12,400	1,720,004
Marathon Digital Holdings, Inc.(x)*	15,400	430,430
Microsoft Corp.	1,194,578	368,300,343
MicroStrategy, Inc., Class A*	1,500	729,480
Mimecast Ltd.*	9,900	787,644
Momentive Global, Inc.*	2,900	47,154
N-able, Inc.*	9,750	88,725
nCino, Inc.*	4,400	180,312
NCR Corp.*	22,700	912,313
New Relic, Inc.*	9,000	601,920
NortonLifeLock, Inc.	87,016	2,307,664
Nutanix, Inc., Class A*	28,000	750,960
Oracle Corp.	255,321	21,122,706
PagerDuty, Inc.*	12,100	413,699
Palantir Technologies, Inc., Class A*	269,200	3,696,116
Palo Alto Networks, Inc.*	16,200	10,084,662
Paycom Software, Inc.*	8,700	3,013,506
Paycor HCM, Inc.*	4,900	142,639
Paylocity Holding Corp.*	5,700	1,172,889
Pegasystems, Inc.	7,100	572,615
Ping Identity Holding Corp.*	4,000	109,720
Procore Technologies, Inc.*	9,500	550,620
PTC, Inc.*	20,250	2,181,330
Q2 Holdings, Inc.*	7,400	456,210
Qualys, Inc.*	5,500	783,255
Rapid7, Inc.*	7,100	789,804
RingCentral, Inc., Class A*	14,000	1,640,940
Sailpoint Technologies Holdings, Inc.*	14,400	736,992
salesforce.com, Inc.*	150,351	31,922,524
ServiceNow, Inc.*	31,800	17,709,102
Smartsheet, Inc., Class A*	16,600	909,348
Splunk, Inc.*	29,100	4,324,551
Sprout Social, Inc., Class A*	7,100	568,852
SPS Commerce, Inc.*	6,400	839,680
SS&C Technologies Holdings, Inc.	39,200	2,940,784
Synopsys, Inc.*	24,620	8,205,107
Tenable Holdings, Inc.*	9,500	549,005
Teradata Corp.*	18,660	919,752
Trade Desk, Inc. (The), Class A*	68,760	4,761,630
Tyler Technologies, Inc.*	7,300	3,247,697
Unity Software, Inc.*	24,396	2,420,327
Varonis Systems, Inc.*	16,200	770,148
Verint Systems, Inc.*	9,300	480,810
VMware, Inc., Class A	33,974	3,868,619
Vonage Holdings Corp.*	39,000	791,310
Workday, Inc., Class A*	30,380	7,274,795
Workiva, Inc.*	6,900	814,200
Yext, Inc.*	7,100	48,919
Zendesk, Inc.*	19,084	2,295,614
Zoom Video Communications, Inc., Class A*	35,400	4,149,942
Zscaler, Inc.*	12,100	2,919,488

		670,372,215

Technology Hardware, Storage & Peripherals (6.2%)
3D Systems Corp.*	20,800	346,944
Apple, Inc.	2,446,678	427,214,446
Corsair Gaming, Inc.(x)*	4,303	91,051
Dell Technologies, Inc., Class C*	44,879	2,252,477
Diebold Nixdorf, Inc.*	550	3,702
Hewlett Packard Enterprise Co.	221,332	3,698,458
HP, Inc.	171,568	6,227,918
NetApp, Inc.	37,750	3,133,250
Pure Storage, Inc., Class A*	43,200	1,525,392
Western Digital Corp.*	52,478	2,605,533

		447,099,171

Total Information Technology		1,937,091,658

Materials (2.5%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	34,980	8,741,852
Albemarle Corp.	18,276	4,041,737
Amyris, Inc.(x)*	31,900	139,084
Ashland Global Holdings, Inc.	10,264	1,010,080
Avient Corp.	16,100	772,800
Axalta Coating Systems Ltd.*	32,258	792,902
Balchem Corp.	5,700	779,190
Cabot Corp.	8,900	608,849
Celanese Corp.	17,400	2,485,938
CF Industries Holdings, Inc.	36,110	3,721,497
Chemours Co. (The)	31,328	986,205
Corteva, Inc.	115,590	6,644,113
Dow, Inc.	116,656	7,433,320
DuPont de Nemours, Inc.	85,132	6,264,013
Eastman Chemical Co.	23,228	2,602,930
Ecolab, Inc.	42,488	7,501,681
Element Solutions, Inc.	38,300	838,770
FMC Corp.	20,200	2,657,714
HB Fuller Co.	6,400	422,848
Huntsman Corp.	40,900	1,534,159
Ingevity Corp.*	4,800	307,536
International Flavors & Fragrances, Inc.	43,547	5,719,028
Livent Corp.*	26,200	683,034
LyondellBasell Industries NV, Class A	45,000	4,626,900
Mosaic Co. (The)	56,130	3,732,645
NewMarket Corp.	1,200	389,256
Olin Corp.	25,200	1,317,456
PPG Industries, Inc.	37,900	4,967,553
Quaker Chemical Corp.	1,600	276,496
RPM International, Inc.	23,050	1,877,192
Scotts Miracle-Gro Co. (The)	7,700	946,792
Sensient Technologies Corp.	4,300	360,985
Sherwin-Williams Co. (The)	38,500	9,610,370
Valvoline, Inc.	29,388	927,485
Westlake Corp.	5,200	641,680

		96,364,090

Construction Materials (0.2%)
Eagle Materials, Inc.	10,100	1,296,436
Martin Marietta Materials, Inc.	10,630	4,091,381
Summit Materials, Inc., Class A*	19,500	605,670
Vulcan Materials Co.	22,400	4,114,880

		10,108,367

Containers & Packaging (0.4%)
Amcor plc	239,529	2,713,864
AptarGroup, Inc.	14,600	1,715,500
Avery Dennison Corp.	14,050	2,444,278
Ball Corp.	54,400	4,896,000
Berry Global Group, Inc.*	28,100	1,628,676
Crown Holdings, Inc.	23,050	2,883,324
Graphic Packaging Holding Co.	56,100	1,124,244
International Paper Co.	66,950	3,089,742
Packaging Corp. of America	16,700	2,607,037
Sealed Air Corp.	25,160	1,684,714
Silgan Holdings, Inc.	9,500	439,185
Sonoco Products Co.	23,760	1,486,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Westrock Co.	44,132	$2,075,528

		28,788,518

Metals & Mining (0.6%)
Alcoa Corp.	32,900	2,961,987
Arconic Corp.*	16,800	430,416
Carpenter Technology Corp.	6,200	260,276
Cleveland-Cliffs, Inc.*	72,400	2,332,004
Commercial Metals Co.	21,300	886,506
Freeport-McMoRan, Inc.	242,594	12,066,625
MP Materials Corp.*	11,900	682,346
Newmont Corp.	126,911	10,083,079
Novagold Resources, Inc.*	34,900	269,777
Nucor Corp.	43,120	6,409,788
Reliance Steel & Aluminum Co.	12,300	2,255,205
Royal Gold, Inc.	12,900	1,822,512
Southern Copper Corp.	19,344	1,468,210
Steel Dynamics, Inc.	30,200	2,519,586
United States Steel Corp.	38,200	1,441,668

		45,889,985

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	15,300	950,436
Sylvamo Corp.*	6,086	202,542

		1,152,978

Total Materials		182,303,938

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.3%)
Acadia Realty Trust (REIT)	9,000	195,030
Agree Realty Corp. (REIT)	9,600	637,056
Alexandria Real Estate Equities, Inc. (REIT)	25,080	5,047,350
American Assets Trust, Inc. (REIT)	3,300	125,037
American Campus Communities, Inc. (REIT)	28,300	1,583,951
American Homes 4 Rent (REIT), Class A	47,500	1,901,425
American Tower Corp. (REIT)	72,700	18,263,694
Americold Realty Trust (REIT)	37,100	1,034,348
Apartment Income REIT Corp. (REIT)	31,828	1,701,525
Apple Hospitality REIT, Inc. (REIT)	26,500	476,205
AvalonBay Communities, Inc. (REIT)	23,149	5,749,517
Boston Properties, Inc. (REIT)	28,870	3,718,456
Brandywine Realty Trust (REIT)	31,400	443,996
Brixmor Property Group, Inc. (REIT)	67,400	1,739,594
Broadstone Net Lease, Inc. (REIT)	17,900	389,862
Camden Property Trust (REIT)	15,680	2,606,016
CareTrust REIT, Inc. (REIT)	12,100	233,530
Corporate Office Properties Trust (REIT)	14,809	422,649
Cousins Properties, Inc. (REIT)	23,461	945,244
Crown Castle International Corp. (REIT)	70,850	13,078,910
CubeSmart (REIT)	39,700	2,065,591
Digital Realty Trust, Inc. (REIT)	44,972	6,377,030
DigitalBridge Group, Inc. (REIT)*	78,700	566,640
Diversified Healthcare Trust (REIT)	43,390	138,848
Douglas Emmett, Inc. (REIT)	37,000	1,236,540
Duke Realty Corp. (REIT)	70,000	4,064,200
Easterly Government Properties, Inc. (REIT)	6,200	131,068
EastGroup Properties, Inc. (REIT)	6,800	1,382,304
EPR Properties (REIT)	7,800	426,738
Equinix, Inc. (REIT)	14,161	10,502,081
Equity Commonwealth (REIT)*	22,500	634,725
Equity LifeStyle Properties, Inc. (REIT)	34,200	2,615,616
Equity Residential (REIT)	58,287	5,241,167
Essential Properties Realty Trust, Inc. (REIT)	12,300	311,190
Essex Property Trust, Inc. (REIT)	10,777	3,723,238
Extra Space Storage, Inc. (REIT)	21,000	4,317,600
Federal Realty Investment Trust (REIT)	12,380	1,511,227
First Industrial Realty Trust, Inc. (REIT)	29,500	1,826,345
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,731,060
Healthcare Realty Trust, Inc. (REIT)	23,600	648,528
Healthcare Trust of America, Inc. (REIT), Class A	34,441	1,079,381
Healthpeak Properties, Inc. (REIT)	96,297	3,305,876
Highwoods Properties, Inc. (REIT)	19,530	893,302
Host Hotels & Resorts, Inc. (REIT)	115,813	2,250,247
Hudson Pacific Properties, Inc. (REIT)	24,500	679,875
Independence Realty Trust, Inc. (REIT)	34,700	917,468
Innovative Industrial Properties, Inc. (REIT)	3,700	759,980
Invitation Homes, Inc. (REIT)	94,496	3,796,849
Iron Mountain, Inc. (REIT)	45,355	2,513,121
JBG SMITH Properties (REIT)	10,673	311,865
Kilroy Realty Corp. (REIT)	21,800	1,665,956
Kimco Realty Corp. (REIT)	99,485	2,457,279
Kite Realty Group Trust (REIT)	34,998	796,904
Lamar Advertising Co. (REIT), Class A	13,639	1,584,579
Life Storage, Inc. (REIT)	12,896	1,810,985
LXP Industrial Trust (REIT)	34,200	536,940
Macerich Co. (The) (REIT)	36,322	568,076
Medical Properties Trust, Inc. (REIT)	96,900	2,048,466
Mid-America Apartment Communities, Inc. (REIT)	18,738	3,924,674
National Health Investors, Inc. (REIT)	2,500	147,525
National Retail Properties, Inc. (REIT)	38,290	1,720,753
National Storage Affiliates Trust (REIT)	11,600	728,016
Omega Healthcare Investors, Inc. (REIT)	44,440	1,384,750
Orion Office REIT, Inc. (REIT)	8,669	121,366
Outfront Media, Inc. (REIT)	24,670	701,368
Paramount Group, Inc. (REIT)	22,800	248,748
Park Hotels & Resorts, Inc. (REIT)	41,635	813,132
Pebblebrook Hotel Trust (REIT)	15,800	386,784
Phillips Edison & Co., Inc. (REIT)	17,900	615,581
Physicians Realty Trust (REIT)	38,100	668,274
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	432,222
PotlatchDeltic Corp. (REIT)	10,151	535,262
Prologis, Inc. (REIT)	119,848	19,353,055
PS Business Parks, Inc. (REIT)	2,400	403,392
Public Storage (REIT)	23,902	9,328,473
Rayonier, Inc. (REIT)	27,025	1,111,268
Realty Income Corp. (REIT)	86,691	6,007,686
Regency Centers Corp. (REIT)	33,306	2,376,050
Retail Opportunity Investments Corp. (REIT)	6,800	131,852
Rexford Industrial Realty, Inc. (REIT)	24,300	1,812,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
RLJ Lodging Trust (REIT)	10,700	$150,656
Ryman Hospitality Properties, Inc. (REIT)*	10,751	997,370
Sabra Health Care REIT, Inc. (REIT)	34,657	516,043
Safehold, Inc. (REIT)	6,300	349,335
SBA Communications Corp. (REIT)	17,400	5,987,340
Service Properties Trust (REIT)	25,000	220,750
Simon Property Group, Inc. (REIT)	54,059	7,112,002
SITE Centers Corp. (REIT)	16,300	272,373
SL Green Realty Corp. (REIT)(x)	11,563	938,684
Spirit Realty Capital, Inc. (REIT)	20,933	963,337
STAG Industrial, Inc. (REIT)	27,800	1,149,530
STORE Capital Corp. (REIT)	35,400	1,034,742
Sun Communities, Inc. (REIT)	18,600	3,260,394
Terreno Realty Corp. (REIT)	11,600	858,980
UDR, Inc. (REIT)	52,936	3,036,938
Uniti Group, Inc. (REIT)	17,900	246,304
Urban Edge Properties (REIT)	18,210	347,811
Ventas, Inc. (REIT)	71,279	4,402,191
VICI Properties, Inc. (REIT)	100,700	2,865,922
Vornado Realty Trust (REIT)	33,847	1,533,946
Washington REIT (REIT)	7,570	193,035
Welltower, Inc. (REIT)	71,217	6,846,802
Weyerhaeuser Co. (REIT)	128,135	4,856,316
WP Carey, Inc. (REIT)	29,921	2,418,814
Xenia Hotels & Resorts, Inc. (REIT)*	300	5,787

		241,240,450

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	57,250	5,239,520
Cushman & Wakefield plc*	10,900	223,559
eXp World Holdings, Inc.(x)	20,570	435,467
Howard Hughes Corp. (The)*	4,700	486,967
Jones Lang LaSalle, Inc.*	9,500	2,274,870
Kennedy-Wilson Holdings, Inc.	25,100	612,189
Newmark Group, Inc., Class A	27,319	434,919
Opendoor Technologies, Inc.*	73,000	631,450
Redfin Corp.(x)*	16,700	301,268
RMR Group, Inc. (The), Class A	871	27,088
St Joe Co. (The)	2,500	148,100
Zillow Group, Inc., Class A*	10,600	511,238
Zillow Group, Inc., Class C*	27,124	1,336,942

		12,663,577

Total Real Estate		253,904,027

Utilities (2.7%)
Electric Utilities (1.6%)
Alliant Energy Corp.	43,900	2,742,872
American Electric Power Co., Inc.	84,570	8,437,549
Constellation Energy Corp.	53,352	3,001,050
Duke Energy Corp.	121,885	13,609,679
Edison International	58,760	4,119,076
Entergy Corp.	33,200	3,876,100
Evergy, Inc.	36,209	2,474,523
Eversource Energy	54,358	4,793,832
Exelon Corp.	160,056	7,623,467
FirstEnergy Corp.	86,104	3,948,729
Hawaiian Electric Industries, Inc.	20,500	867,355
IDACORP, Inc.	11,450	1,320,872
NextEra Energy, Inc.	316,100	26,776,831
NRG Energy, Inc.	40,921	1,569,730
OGE Energy Corp.	36,900	1,504,782
PG&E Corp.*	314,800	3,758,712
Pinnacle West Capital Corp.	21,300	1,663,530
PNM Resources, Inc.	15,200	724,584
Portland General Electric Co.	21,000	1,158,150
PPL Corp.	120,450	3,440,052
Southern Co. (The)	169,550	12,294,070
Xcel Energy, Inc.	85,780	6,190,743

		115,896,288

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,521,239
Brookfield Infrastructure Corp., Class A	9,800	739,312
National Fuel Gas Co.	21,100	1,449,570
New Jersey Resources Corp.	11,900	545,734
ONE Gas, Inc.	6,725	593,414
Southwest Gas Holdings, Inc.	9,900	775,071
UGI Corp.	39,575	1,433,407

		8,057,747

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	2,668,072
Brookfield Renewable Corp.	18,450	808,110
Ormat Technologies, Inc.	7,100	580,993
Vistra Corp.	75,815	1,762,699

		5,819,874

Multi-Utilities (0.8%)
Ameren Corp.	40,500	3,797,280
Black Hills Corp.	15,600	1,201,512
CenterPoint Energy, Inc.	99,950	3,062,468
CMS Energy Corp.	45,600	3,189,264
Consolidated Edison, Inc.	61,700	5,841,756
Dominion Energy, Inc.	132,954	11,297,102
DTE Energy Co.	34,400	4,548,024
NiSource, Inc.	79,300	2,521,740
Public Service Enterprise Group, Inc.	83,600	5,852,000
Sempra Energy	52,290	8,790,995
WEC Energy Group, Inc.	51,998	5,189,920

		55,292,061

Water Utilities (0.1%)
American Water Works Co., Inc.	31,300	5,181,089
Essential Utilities, Inc.	42,062	2,150,630

		7,331,719

Total Utilities		192,397,689

Total Common Stocks (99.0%) (Cost $2,039,645,313)		7,126,623,232

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. 4.000%, 6/15/23(e)	$12,000	11,754

Total Financials		11,754

Total Long-Term Debt Securities (0.0%)
(Cost $12,350)		11,754

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)*	23,600	8,142

Pharmaceuticals (0.0%)
Zogenix, Inc., CVR(r)*	14,700	7,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Rights	Value (Note 1)
Total Rights (0.0%) (Cost $8,142)		$15,639

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $2,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $6,351,788, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $6,478,779.(xx)	6,351,744	6,351,744
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $3,000,026, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $3,061,251.(xx)	3,000,000	3,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $2,000,175, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $2,211,597.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $5,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $5,100,086.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $5,000,053, collateralized by various Common Stocks; total market value $5,556,015.(xx)	5,000,000	5,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $1,000,011, collateralized by various Common Stocks; total market value $1,158,188.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		24,351,744

Total Short-Term Investments (0.3%) (Cost $24,351,744)		24,351,744

Total Investments in Securities (99.3%) (Cost $2,064,017,549)		7,151,002,369
Other Assets Less Liabilities (0.7%)		50,637,957

Net Assets (100%)		$7,201,640,326

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $25,272,540.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(r)	Value determined using significant unobservable inputs. (x) All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $27,235,898. This was collateralized by $4,365,467 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 2/15/52 and by cash of $24,351,744 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	82	6/2022	USD	8,472,240	29,583
S&P 500 E-Mini Index	263	6/2022	USD	59,579,363	1,230,163

					1,259,746

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities,interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$604,961,402	$—	$—	$604,961,402
Consumer Discretionary	838,998,711	—	—	838,998,711
Consumer Staples	402,537,550	—	—	402,537,550
Energy	277,991,196	—	—	277,991,196
Financials	835,115,554	—	—	835,115,554
Health Care	964,450,200	—	75,759	964,525,959
Industrials	636,795,548	—	—	636,795,548
Information Technology	1,937,091,658	—	—	1,937,091,658
Materials	182,303,938	—	—	182,303,938
Real Estate	253,904,027	—	—	253,904,027
Utilities	192,397,689	—	—	192,397,689
Corporate Bond
Financials	—	11,754	—	11,754
Futures	1,259,746	—	—	1,259,746
Rights
Health Care	—	—	15,639	15,639
Short-Term Investments
Repurchase Agreements	—	24,351,744	—	24,351,744

Total Assets	$7,127,807,219	$24,363,498	$91,398	$7,152,262,115

Total Liabilities	$—	$—	$—	$—

Total	$7,127,807,219	$24,363,498	$91,398	$7,152,262,115

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,338,997,339
Aggregate gross unrealized depreciation	(271,876,104)

Net unrealized appreciation	$5,067,121,235

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,085,140,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA
3.350%, 10/15/29	$283,700	$271,381
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA
3.204%, 4/25/24	150,000	149,566
Series 2020-1 AA
2.000%, 6/10/28	455,155	415,085
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	4,195,965	4,314,833
Series 2020-1 B
4.875%, 1/15/26	103,680	100,775

Total Asset-Backed Securities		5,251,640

Corporate Bonds (33.2%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
4.050%, 12/15/23(e)	1,250,000	1,279,613
4.450%, 4/1/24	1,500,000	1,545,135
3.800%, 2/15/27	1,000,000	1,023,527
4.250%, 3/1/27	1,000,000	1,043,641
2.300%, 6/1/27	500,000	476,986
1.650%, 2/1/28	185,000	168,760
4.100%, 2/15/28	453,000	471,210
4.350%, 3/1/29	1,665,000	1,759,436
4.300%, 2/15/30	8,159,000	8,615,488
Bell Canada (The)
Series US-3
0.750%, 3/17/24	750,000	722,056
British Telecommunications plc
4.500%, 12/4/23	500,000	509,746
5.125%, 12/4/28	500,000	519,478
9.625%, 12/15/30(e)	2,000,000	2,715,000
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	3,357,475
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	450,658
TELUS Corp.
2.800%, 2/16/27	400,000	391,949
Verizon Communications, Inc.
0.750%, 3/22/24	490,000	474,221
0.850%, 11/20/25(x)	1,300,000	1,204,209
1.450%, 3/20/26	790,000	738,705
3.000%, 3/22/27	375,000	371,310
2.100%, 3/22/28	750,000	701,439
4.329%, 9/21/28	9,238,000	9,768,540
3.875%, 2/8/29	140,000	145,409
4.016%, 12/3/29	1,500,000	1,555,486
3.150%, 3/22/30(x)	375,000	367,728
1.500%, 9/18/30(x)	600,000	521,402
1.680%, 10/30/30	1,957,000	1,695,336
2.550%, 3/21/31	2,220,000	2,061,232

		44,655,175

Entertainment (0.3%)
Activision Blizzard, Inc.
3.400%, 9/15/26	600,000	611,459
3.400%, 6/15/27	310,000	314,234
1.350%, 9/15/30	180,000	156,113
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	635,002
1.850%, 2/15/31	295,000	259,359
Magallanes, Inc.
3.428%, 3/15/24§	800,000	805,122
3.638%, 3/15/25§	800,000	804,928
3.755%, 3/15/27§	1,840,000	1,839,361
4.054%, 3/15/29§	555,000	558,506
4.279%, 3/15/32§	1,145,000	1,150,626
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	184,386
2.000%, 9/3/30	215,000	177,818
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	500,000	501,519
1.850%, 7/30/26(x)	465,000	442,482
2.950%, 6/15/27(x)	1,000,000	986,306
Walt Disney Co. (The)
1.750%, 8/30/24	750,000	736,696
3.700%, 10/15/25	1,040,000	1,063,994
1.750%, 1/13/26	1,070,000	1,026,251
3.375%, 11/15/26	300,000	303,687
2.200%, 1/13/28	700,000	653,762
2.000%, 9/1/29	500,000	462,125
2.650%, 1/13/31	2,500,000	2,388,863

		16,062,599

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.375%, 2/25/24	500,000	509,215
0.450%, 8/15/25	435,000	406,050
1.998%, 8/15/26	2,000,000	1,951,321
0.800%, 8/15/27	1,000,000	905,641
1.100%, 8/15/30	650,000	568,221
Baidu, Inc.
4.125%, 6/30/25	695,000	705,203
1.720%, 4/9/26	200,000	184,319
1.625%, 2/23/27	290,000	260,638
4.375%, 3/29/28	290,000	293,770
4.875%, 11/14/28	315,000	327,954
2.375%, 10/9/30	200,000	176,850
2.375%, 8/23/31(x)	500,000	434,170
Weibo Corp.
3.375%, 7/8/30	500,000	424,563

		7,147,915

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	4,850,000	5,026,492
2.250%, 1/15/29	585,000	525,991
Comcast Corp.
3.700%, 4/15/24	1,110,000	1,134,503
3.950%, 10/15/25	1,750,000	1,812,651
3.150%, 3/1/26	2,000,000	2,020,289
4.150%, 10/15/28	5,025,000	5,269,909
3.400%, 4/1/30	2,500,000	2,509,844
Discovery Communications LLC
3.900%, 11/15/24	800,000	805,880
3.950%, 6/15/25	500,000	504,132
4.900%, 3/11/26	500,000	520,056
4.125%, 5/15/29	455,000	457,754
3.625%, 5/15/30(x)	1,310,000	1,275,054
Fox Corp.
4.030%, 1/25/24	575,000	587,409
4.709%, 1/25/29	730,000	778,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 4/8/30(x)	$2,000,000	$1,982,395
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	262,943
2.400%, 3/1/31	1,750,000	1,579,853
Omnicom Group, Inc.
3.650%, 11/1/24	750,000	759,663
Paramount Global
3.375%, 2/15/28	570,000	556,746

		28,370,446

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	502,025
2.875%, 5/7/30	1,450,000	1,379,892
Rogers Communications, Inc.
2.950%, 3/15/25§	215,000	213,833
3.625%, 12/15/25	500,000	504,497
2.900%, 11/15/26	500,000	493,674
3.200%, 3/15/27§	500,000	493,532
3.800%, 3/15/32§	625,000	619,507
T-Mobile USA, Inc.
3.500%, 4/15/25	2,500,000	2,511,400
1.500%, 2/15/26	1,000,000	934,100
3.750%, 4/15/27	2,500,000	2,513,625
2.050%, 2/15/28	700,000	639,485
2.400%, 3/15/29§	340,000	307,700
3.875%, 4/15/30	3,000,000	3,013,710
Vodafone Group plc
4.125%, 5/30/25	500,000	515,187
4.375%, 5/30/28	4,375,000	4,577,997

		19,220,164

Total Communication Services		115,456,299

Consumer Discretionary (1.6%)
Auto Components (0.1%)
Aptiv plc
2.396%, 2/18/25	375,000	365,113
4.350%, 3/15/29	105,000	108,138
BorgWarner, Inc.
3.375%, 3/15/25	800,000	807,897
2.650%, 7/1/27(x)	300,000	290,090
Lear Corp.
4.250%, 5/15/29	125,000	126,988
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,212,903
4.150%, 10/1/25	250,000	256,987
2.450%, 6/15/30	300,000	276,401

		3,444,517

Automobiles (0.1%)
General Motors Co.
5.400%, 10/2/23	135,000	139,737
6.125%, 10/1/25	750,000	806,370
6.800%, 10/1/27	405,000	457,066
5.000%, 10/1/28	750,000	781,007
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	394,366
Honda Motor Co. Ltd.
2.271%, 3/10/25	165,000	162,383
2.534%, 3/10/27	165,000	160,120
2.967%, 3/10/32	200,000	193,686
Toyota Motor Corp.
0.681%, 3/25/24(x)	600,000	577,950
2.358%, 7/2/24(x)	250,000	247,461
1.339%, 3/25/26	600,000	563,347
3.669%, 7/20/28(x)	355,000	362,860
2.760%, 7/2/29	250,000	241,612
2.362%, 3/25/31	600,000	558,230

		5,646,195

Distributors (0.0%)
Genuine Parts Co.
1.750%, 2/1/25	130,000	124,330
1.875%, 11/1/30	285,000	246,062

		370,392

Diversified Consumer Services (0.0%)
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	32,364
Yale University
Series 2020
0.873%, 4/15/25	500,000	474,486
1.482%, 4/15/30	500,000	450,436

		957,286

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.
3.650%, 3/15/25	600,000	608,612
3.600%, 6/1/26	500,000	508,585
4.625%, 4/13/30	1,500,000	1,621,920
Expedia Group, Inc.
3.600%, 12/15/23	685,000	688,493
4.625%, 8/1/27	840,000	872,496
3.250%, 2/15/30	1,500,000	1,430,251
2.950%, 3/15/31	185,000	171,128
Hyatt Hotels Corp.
1.300%, 10/1/23	165,000	160,842
1.800%, 10/1/24	235,000	226,351
4.850%, 3/15/26(x)	250,000	257,451
4.375%, 9/15/28	950,000	951,300
Las Vegas Sands Corp.
3.200%, 8/8/24	435,000	415,899
2.900%, 6/25/25	935,000	865,149
3.500%, 8/18/26	415,000	382,048
3.900%, 8/8/29	415,000	378,753
Marriott International, Inc.
3.600%, 4/15/24	350,000	353,074
Series AA
4.650%, 12/1/28	500,000	519,069
Series FF
4.625%, 6/15/30	725,000	751,929
Series R
3.125%, 6/15/26	500,000	486,624
Series X
4.000%, 4/15/28	500,000	501,808
Series Z
4.150%, 12/1/23	500,000	509,533
McDonald’s Corp.
3.350%, 4/1/23	735,000	744,180
3.250%, 6/10/24(x)	1,000,000	1,011,840
3.375%, 5/26/25	750,000	759,491
1.450%, 9/1/25	200,000	189,427
3.700%, 1/30/26	1,500,000	1,537,011
3.500%, 3/1/27	775,000	789,303
3.800%, 4/1/28(x)	1,100,000	1,134,713
2.625%, 9/1/29	290,000	276,064
2.125%, 3/1/30	220,000	200,934
Sands China Ltd.
5.125%, 8/8/25(e)	500,000	492,500
3.800%, 1/8/26(e)	475,000	447,984
2.550%, 3/8/27(e)§	315,000	273,577
5.400%, 8/8/28(e)	620,000	607,736
3.100%, 3/8/29(e)§	430,000	363,359
4.375%, 6/18/30(e)(x)	585,000	526,787
3.250%, 8/8/31(e)§	345,000	274,579
Starbucks Corp.
3.850%, 10/1/23(x)	850,000	864,386
3.800%, 8/15/25	700,000	715,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.450%, 6/15/26	$500,000	$486,247
2.000%, 3/12/27	350,000	330,182
3.500%, 3/1/28(x)	750,000	753,454
4.000%, 11/15/28	800,000	829,120
2.250%, 3/12/30(x)	350,000	320,576
3.000%, 2/14/32	220,000	209,717

		26,800,470

Household Durables (0.1%)
DR Horton, Inc.
2.500%, 10/15/24	1,250,000	1,233,013
2.600%, 10/15/25	350,000	340,688
1.300%, 10/15/26	275,000	249,869
1.400%, 10/15/27	750,000	668,619
Leggett & Platt, Inc.
3.800%, 11/15/24	300,000	302,829
3.500%, 11/15/27	500,000	494,709
4.400%, 3/15/29	350,000	364,423
Mohawk Industries, Inc.
3.625%, 5/15/30	350,000	344,234
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,229,028
PulteGroup, Inc.
5.000%, 1/15/27(x)	1,000,000	1,055,470
Whirlpool Corp.
3.700%, 5/1/25	500,000	508,490
4.750%, 2/26/29	150,000	160,297

		6,951,669

Internet & Direct Marketing Retail (0.3%)
Alibaba Group Holding Ltd.
2.800%, 6/6/23	535,000	532,523
3.400%, 12/6/27	1,780,000	1,747,479
2.125%, 2/9/31(x)	490,000	425,541
Amazon.com, Inc.
0.250%, 5/12/23	450,000	442,188
0.400%, 6/3/23(x)	400,000	393,251
0.450%, 5/12/24	580,000	557,455
2.800%, 8/22/24	375,000	378,262
0.800%, 6/3/25	500,000	469,398
5.200%, 12/3/25	500,000	538,826
1.000%, 5/12/26	1,300,000	1,219,294
1.200%, 6/3/27	340,000	313,574
3.150%, 8/22/27	4,000,000	4,064,260
1.650%, 5/12/28	1,200,000	1,123,147
1.500%, 6/3/30	625,000	559,794
2.100%, 5/12/31	1,400,000	1,292,260
eBay, Inc.
1.900%, 3/11/25	525,000	508,206
1.400%, 5/10/26	1,000,000	931,024
3.600%, 6/5/27	750,000	762,828
2.700%, 3/11/30	700,000	657,533
2.600%, 5/10/31	1,000,000	914,512
JD.com, Inc.
3.875%, 4/29/26	500,000	495,719
3.375%, 1/14/30(x)	320,000	302,144

		18,629,218

Leisure Products (0.0%)
Hasbro, Inc.
3.000%, 11/19/24	350,000	346,562
3.550%, 11/19/26	250,000	249,993
3.500%, 9/15/27	290,000	287,299
3.900%, 11/19/29	500,000	501,529

		1,385,383

Multiline Retail (0.1%)
Dollar General Corp.
3.250%, 4/15/23(x)	1,150,000	1,158,568
4.150%, 11/1/25	125,000	128,815
3.875%, 4/15/27	500,000	513,746
Dollar Tree, Inc.
4.000%, 5/15/25	2,000,000	2,047,727
2.650%, 12/1/31(x)	500,000	457,179
Target Corp.
2.500%, 4/15/26	2,000,000	1,988,042
1.950%, 1/15/27(x)	400,000	386,736
3.375%, 4/15/29	750,000	774,503

		7,455,316

Specialty Retail (0.4%)
Advance Auto Parts, Inc.
1.750%, 10/1/27(x)	75,000	67,687
3.500%, 3/15/32	205,000	196,763
AutoNation, Inc.
3.500%, 11/15/24	400,000	400,355
4.500%, 10/1/25(x)	215,000	220,112
3.800%, 11/15/27	500,000	500,235
1.950%, 8/1/28	225,000	201,669
2.400%, 8/1/31	150,000	130,049
3.850%, 3/1/32	300,000	290,411
AutoZone, Inc.
3.125%, 4/18/24	500,000	501,413
3.250%, 4/15/25	333,000	335,438
3.125%, 4/21/26	125,000	125,084
3.750%, 4/18/29	500,000	503,802
Best Buy Co., Inc.
4.450%, 10/1/28(x)	1,000,000	1,023,014
1.950%, 10/1/30	375,000	328,348
Home Depot, Inc. (The)
2.700%, 4/1/23	800,000	805,379
3.750%, 2/15/24	1,000,000	1,021,858
2.700%, 4/15/25	270,000	269,808
3.350%, 9/15/25	490,000	498,406
3.000%, 4/1/26	750,000	755,688
2.125%, 9/15/26(x)	625,000	606,704
2.875%, 4/15/27	335,000	334,357
2.800%, 9/14/27(x)	750,000	746,615
0.900%, 3/15/28(x)	700,000	618,704
3.900%, 12/6/28	290,000	303,071
2.950%, 6/15/29	455,000	449,370
3.250%, 4/15/32	435,000	435,468
Lowe’s Cos., Inc.
3.125%, 9/15/24	500,000	500,614
3.375%, 9/15/25	510,000	515,084
2.500%, 4/15/26	750,000	728,981
3.350%, 4/1/27	180,000	181,284
3.100%, 5/3/27(x)	750,000	744,063
1.300%, 4/15/28	655,000	580,567
1.700%, 9/15/28	250,000	223,152
3.650%, 4/5/29	680,000	689,667
1.700%, 10/15/30(x)	655,000	571,437
2.625%, 4/1/31	1,750,000	1,640,777
3.750%, 4/1/32	500,000	506,245
O’Reilly Automotive, Inc.
3.850%, 6/15/23	250,000	252,995
3.550%, 3/15/26	500,000	504,570
4.350%, 6/1/28	800,000	831,244
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,279,322
TJX Cos., Inc. (The)
2.500%, 5/15/23	450,000	449,403
2.250%, 9/15/26	500,000	483,079
1.150%, 5/15/28	300,000	265,319
Tractor Supply Co.
1.750%, 11/1/30	280,000	240,696

		22,858,307

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.250%, 5/1/23	450,000	450,551
2.375%, 11/1/26	1,000,000	979,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.850%, 3/27/30	$1,000,000	$985,714
PVH Corp.
4.625%, 7/10/25	145,000	148,263
Ralph Lauren Corp.
3.750%, 9/15/25	350,000	357,972
2.950%, 6/15/30	130,000	125,272
VF Corp.
2.950%, 4/23/30(x)	2,000,000	1,899,960

		4,947,084

Total Consumer Discretionary		99,445,837

Consumer Staples (1.8%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,396,234
4.750%, 1/23/29	3,470,000	3,763,836
Brown-Forman Corp.
3.500%, 4/15/25	210,000	213,119
Coca-Cola Co.(The)
1.750%, 9/6/24	750,000	737,512
2.900%, 5/25/27(x)	500,000	498,369
1.450%, 6/1/27(x)	300,000	280,669
1.500%, 3/5/28	730,000	672,429
1.000%, 3/15/28	440,000	393,286
2.125%, 9/6/29	750,000	705,992
1.650%, 6/1/30	2,010,000	1,795,490
2.000%, 3/5/31	835,000	761,255
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	254,899
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,234,498
Constellation Brands, Inc.
4.400%, 11/15/25	335,000	346,408
3.700%, 12/6/26	750,000	765,659
3.500%, 5/9/27(x)	300,000	300,933
4.650%, 11/15/28(x)	310,000	327,645
3.150%, 8/1/29	750,000	722,766
2.250%, 8/1/31	475,000	418,907
Diageo Capital plc
3.500%, 9/18/23	465,000	472,425
2.125%, 10/24/24	500,000	491,845
1.375%, 9/29/25	245,000	229,843
3.875%, 5/18/28	400,000	413,655
2.375%, 10/24/29	410,000	387,639
2.000%, 4/29/30	245,000	220,295
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	150,187
Keurig Dr Pepper, Inc.
4.057%, 5/25/23	378,000	383,226
3.130%, 12/15/23(x)	500,000	501,629
0.750%, 3/15/24	250,000	239,976
4.417%, 5/25/25	1,100,000	1,134,357
2.550%, 9/15/26(x)	200,000	193,119
4.597%, 5/25/28	1,000,000	1,057,644
2.250%, 3/15/31(x)	210,000	189,071
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	667,559
PepsiCo, Inc.
0.750%, 5/1/23	285,000	281,373
0.400%, 10/7/23(x)	265,000	258,107
3.600%, 3/1/24	1,000,000	1,021,503
2.250%, 3/19/25	350,000	346,860
3.500%, 7/17/25(x)	750,000	765,485
2.850%, 2/24/26(x)	300,000	301,385
2.375%, 10/6/26(x)	670,000	656,910
2.625%, 3/19/27(x)	350,000	347,180
3.000%, 10/15/27	750,000	758,064
2.625%, 7/29/29	375,000	367,433
2.750%, 3/19/30	350,000	342,555
1.625%, 5/1/30(x)	190,000	171,093
1.950%, 10/21/31(x)	3,130,000	2,845,927

		30,786,251

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27(x)	2,500,000	2,512,424
Kroger Co. (The)
3.850%, 8/1/23	50,000	50,732
4.000%, 2/1/24	190,000	193,660
2.650%, 10/15/26	600,000	586,194
4.500%, 1/15/29(x)	350,000	372,586
1.700%, 1/15/31(x)	625,000	544,349
Sysco Corp.
2.400%, 2/15/30	115,000	106,871
5.950%, 4/1/30	2,000,000	2,317,682
2.450%, 12/14/31(x)	180,000	165,369
Walgreens Boots Alliance, Inc.
0.950%, 11/17/23	500,000	485,891
3.450%, 6/1/26	1,500,000	1,511,249
Walmart, Inc.
2.550%, 4/11/23	1,650,000	1,659,969
3.400%, 6/26/23(x)	1,750,000	1,774,938
3.300%, 4/22/24	2,000,000	2,033,962
2.850%, 7/8/24(x)	585,000	589,324
2.650%, 12/15/24(x)	975,000	977,113
3.550%, 6/26/25	1,200,000	1,234,544
3.050%, 7/8/26	415,000	419,243
1.050%, 9/17/26(x)	500,000	466,606
1.500%, 9/22/28	475,000	435,513
2.375%, 9/24/29	19,000	18,351
1.800%, 9/22/31	210,000	191,003

		18,647,573

Food Products (0.5%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	490,662
2.900%, 3/1/32	340,000	332,968
Bunge Ltd. Finance Corp.
1.630%, 8/17/25	500,000	471,646
3.250%, 8/15/26	215,000	214,179
3.750%, 9/25/27	225,000	226,708
2.750%, 5/14/31	750,000	687,469
Campbell Soup Co.
3.950%, 3/15/25	750,000	764,544
3.300%, 3/19/25(x)	450,000	446,538
4.150%, 3/15/28	1,000,000	1,026,048
Conagra Brands, Inc.
0.500%, 8/11/23	300,000	290,972
4.300%, 5/1/24(x)	300,000	306,249
4.600%, 11/1/25	535,000	554,179
4.850%, 11/1/28	885,000	932,247
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	539,007
2.400%, 3/15/31(x)	160,000	143,625
General Mills, Inc.
3.700%, 10/17/23	480,000	487,951
4.000%, 4/17/25	500,000	511,258
4.200%, 4/17/28	375,000	391,449
2.250%, 10/14/31	875,000	782,206
Hershey Co. (The)
3.375%, 5/15/23	475,000	479,617
2.050%, 11/15/24(x)	200,000	196,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
0.900%, 6/1/25(x)	$215,000	$202,715
3.200%, 8/21/25	300,000	303,752
2.300%, 8/15/26	500,000	488,759
2.450%, 11/15/29	200,000	192,681
1.700%, 6/1/30	390,000	350,919
Hormel Foods Corp.
0.650%, 6/3/24(x)	260,000	248,699
1.700%, 6/3/28(x)	535,000	492,123
1.800%, 6/11/30	415,000	372,146
Ingredion, Inc.
3.200%, 10/1/26	200,000	198,676
J M Smucker Co. (The)
3.500%, 3/15/25	720,000	722,876
3.375%, 12/15/27(x)	850,000	849,897
2.375%, 3/15/30	185,000	169,058
Kellogg Co.
2.650%, 12/1/23	917,000	912,237
3.400%, 11/15/27	650,000	651,904
4.300%, 5/15/28	500,000	524,015
McCormick & Co., Inc.
3.150%, 8/15/24	500,000	501,414
0.900%, 2/15/26(x)	235,000	213,812
3.400%, 8/15/27	750,000	756,331
1.850%, 2/15/31(x)	165,000	143,330
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	628,533
Mondelez International, Inc.
2.125%, 3/17/24(x)	135,000	133,963
1.500%, 5/4/25	290,000	276,321
2.625%, 3/17/27(x)	400,000	390,925
2.750%, 4/13/30	2,835,000	2,705,998
3.000%, 3/17/32	400,000	386,156
Tyson Foods, Inc.
3.900%, 9/28/23(x)	280,000	284,088
4.000%, 3/1/26	250,000	254,345
3.550%, 6/2/27	975,000	977,618
4.350%, 3/1/29	325,000	339,785
Unilever Capital Corp.
0.375%, 9/14/23	115,000	111,726
3.250%, 3/7/24(x)	585,000	592,064
2.600%, 5/5/24	930,000	928,875
0.626%, 8/12/24(x)	240,000	229,897
3.375%, 3/22/25(x)	500,000	506,665
3.100%, 7/30/25(x)	300,000	301,595
2.000%, 7/28/26(x)	250,000	240,022
3.500%, 3/22/28	1,000,000	1,026,036
2.125%, 9/6/29	500,000	466,062
1.375%, 9/14/30	210,000	181,398
1.750%, 8/12/31(x)	345,000	304,747

		29,837,919

Household Products (0.1%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	192,145
Clorox Co. (The)
3.500%, 12/15/24	500,000	506,305
3.100%, 10/1/27	500,000	494,271
3.900%, 5/15/28	500,000	521,299
1.800%, 5/15/30	140,000	122,647
Colgate-Palmolive Co.
3.250%, 3/15/24(x)	500,000	507,138
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	301,848
2.750%, 2/15/26	250,000	249,540
1.050%, 9/15/27(x)	250,000	225,668
3.950%, 11/1/28	375,000	392,307
3.200%, 4/25/29(x)	750,000	755,820
2.000%, 11/2/31	750,000	680,733
Procter & Gamble Co. (The)
0.550%, 10/29/25	500,000	462,101
1.000%, 4/23/26(x)	350,000	327,945
2.450%, 11/3/26	500,000	492,732
1.900%, 2/1/27(x)	600,000	579,817
2.850%, 8/11/27	1,000,000	1,002,688
1.200%, 10/29/30(x)	500,000	434,760
1.950%, 4/23/31(x)	1,000,000	923,846
2.300%, 2/1/32(x)	600,000	570,245

		9,743,855

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	150,000	147,352
3.150%, 3/15/27	500,000	502,181
1.950%, 3/15/31	585,000	528,790
GSK Consumer Healthcare Capital UK plc
3.125%, 3/24/25§	750,000	748,536
GSK Consumer Healthcare Capital US LLC
3.024%, 3/24/24§	250,000	250,078
3.375%, 3/24/27§	550,000	550,821
3.375%, 3/24/29§	500,000	495,825
3.625%, 3/24/32§	610,000	610,294

		3,833,877

Tobacco (0.3%)
Altria Group, Inc.
2.350%, 5/6/25	385,000	373,079
4.400%, 2/14/26	195,000	201,744
2.625%, 9/16/26(x)	430,000	415,296
3.400%, 5/6/30	2,240,000	2,147,392
BAT Capital Corp.
2.789%, 9/6/24	525,000	518,813
3.215%, 9/6/26(x)	750,000	727,883
3.557%, 8/15/27	1,250,000	1,216,982
2.259%, 3/25/28	350,000	314,492
3.462%, 9/6/29	750,000	704,580
4.906%, 4/2/30	1,500,000	1,544,167
4.742%, 3/16/32	500,000	503,450
BAT International Finance plc
1.668%, 3/25/26	350,000	321,511
4.448%, 3/16/28	500,000	502,080
Philip Morris International, Inc.
1.125%, 5/1/23	150,000	148,183
2.125%, 5/10/23(x)	625,000	623,260
3.600%, 11/15/23(x)	600,000	608,061
2.875%, 5/1/24(x)	500,000	500,667
3.250%, 11/10/24	500,000	503,648
1.500%, 5/1/25(x)	205,000	195,646
3.375%, 8/11/25	250,000	251,398
0.875%, 5/1/26	300,000	272,725
3.125%, 8/17/27(x)	1,000,000	993,375
2.100%, 5/1/30	120,000	107,472
1.750%, 11/1/30	300,000	258,176
Reynolds American, Inc.
4.850%, 9/15/23	1,500,000	1,537,230
4.450%, 6/12/25	2,035,000	2,080,775

		17,572,085

Total Consumer Staples		110,421,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (1.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
1.231%, 12/15/23	$205,000	$200,176
2.061%, 12/15/26	500,000	476,517
3.337%, 12/15/27	1,250,000	1,244,628
3.138%, 11/7/29	215,000	209,944
4.486%, 5/1/30(x)	145,000	154,825
Halliburton Co.
3.500%, 8/1/23(x)	43,000	43,384
3.800%, 11/15/25	38,000	38,836
2.920%, 3/1/30	2,000,000	1,932,127
Helmerich & Payne, Inc.
2.900%, 9/29/31§	105,000	96,324
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	117,793
Schlumberger Investment SA
2.650%, 6/26/30	1,350,000	1,276,613

		5,791,167

Oil, Gas & Consumable Fuels (1.8%)
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	518,027
5.950%, 6/1/26	250,000	269,901
4.800%, 5/3/29	415,000	432,587
BP Capital Markets America, Inc.
3.790%, 2/6/24	415,000	422,281
3.410%, 2/11/26(x)	750,000	758,371
3.119%, 5/4/26	500,000	498,074
4.234%, 11/6/28	1,250,000	1,313,379
1.749%, 8/10/30(x)	3,300,000	2,910,549
2.721%, 1/12/32	625,000	587,281
BP Capital Markets plc
3.994%, 9/26/23	500,000	509,804
3.535%, 11/4/24	1,150,000	1,168,546
3.279%, 9/19/27	3,250,000	3,279,399
Canadian Natural Resources Ltd.
3.800%, 4/15/24	64,000	64,948
2.050%, 7/15/25(x)	350,000	336,115
3.850%, 6/1/27	1,300,000	1,310,422
2.950%, 7/15/30	350,000	330,621
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,662,075
Chevron Corp.
1.141%, 5/11/23	95,000	94,030
2.954%, 5/16/26	1,500,000	1,508,150
1.995%, 5/11/27	250,000	240,342
2.236%, 5/11/30	1,325,000	1,253,815
Chevron USA, Inc.
0.426%, 8/11/23(x)	230,000	224,734
0.687%, 8/12/25(x)	665,000	621,457
1.018%, 8/12/27	310,000	281,395
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	1,800,000	1,803,713
2.875%, 9/30/29	600,000	571,987
CNOOC Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,123,581
CNOOC Finance 2015 USA LLC
3.750%, 5/2/23	200,000	202,225
3.500%, 5/5/25	1,600,000	1,605,300
4.375%, 5/2/28	200,000	208,850
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	412,580
ConocoPhillips Co.
2.125%, 3/8/24	1,800,000	1,783,798
2.400%, 3/7/25	1,800,000	1,780,760
4.950%, 3/15/26	750,000	803,663
Coterra Energy, Inc.
4.375%, 6/1/24§	1,000,000	1,018,577
4.375%, 3/15/29§	350,000	364,773
Devon Energy Corp.
5.850%, 12/15/25	500,000	540,782
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	763,994
Enbridge, Inc.
0.550%, 10/4/23	200,000	193,800
2.150%, 2/16/24	220,000	217,287
3.500%, 6/10/24(x)	1,000,000	1,007,414
2.500%, 1/15/25(x)	350,000	342,976
2.500%, 2/14/25(x)	205,000	200,576
1.600%, 10/4/26	270,000	250,499
4.250%, 12/1/26	500,000	517,471
3.700%, 7/15/27	1,250,000	1,259,709
3.125%, 11/15/29(x)	750,000	729,221
Energy Transfer LP
4.200%, 9/15/23	250,000	253,339
4.500%, 4/15/24	250,000	255,181
3.900%, 5/15/24(e)	750,000	755,287
2.900%, 5/15/25	770,000	755,663
5.950%, 12/1/25	250,000	267,560
4.750%, 1/15/26	1,250,000	1,298,684
3.900%, 7/15/26	500,000	503,151
4.950%, 5/15/28	300,000	310,958
4.950%, 6/15/28	375,000	393,484
5.250%, 4/15/29	1,000,000	1,071,608
4.150%, 9/15/29	750,000	753,121
Enterprise Products Operating LLC
3.750%, 2/15/25	1,415,000	1,441,425
4.150%, 10/16/28	600,000	621,158
3.125%, 7/31/29	750,000	735,540
2.800%, 1/31/30	755,000	724,378
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78(k)	500,000	462,222
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77(k)(x)	750,000	702,868
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	2,003,915
4.150%, 1/15/26	500,000	518,335
Equinor ASA
2.650%, 1/15/24	500,000	500,751
3.700%, 3/1/24	1,000,000	1,020,108
3.250%, 11/10/24	600,000	604,882
1.750%, 1/22/26	415,000	397,569
3.625%, 9/10/28	600,000	611,627
2.375%, 5/22/30(x)	375,000	354,412
Exxon Mobil Corp.
2.709%, 3/6/25	1,000,000	999,449
3.043%, 3/1/26(x)	2,025,000	2,042,979
2.275%, 8/16/26	500,000	489,274
2.440%, 8/16/29	750,000	719,861
3.482%, 3/19/30	5,000,000	5,120,112
HollyFrontier Corp.
2.625%, 10/1/23	340,000	336,920
5.875%, 4/1/26	250,000	262,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Kinder Morgan Energy Partners LP
3.500%, 9/1/23	$100,000	$100,917
4.250%, 9/1/24	750,000	766,119
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,600,669
4.300%, 3/1/28	1,250,000	1,296,719
Magellan Midstream Partners LP
5.000%, 3/1/26(x)	250,000	263,162
3.250%, 6/1/30	250,000	243,284
Marathon Oil Corp.
4.400%, 7/15/27(x)	750,000	773,197
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	1,040,557
5.125%, 12/15/26	2,000,000	2,126,835
3.800%, 4/1/28	300,000	299,044
MPLX LP
4.875%, 12/1/24	1,000,000	1,036,133
4.000%, 2/15/25	300,000	303,104
4.875%, 6/1/25	1,500,000	1,552,950
1.750%, 3/1/26	350,000	327,681
4.125%, 3/1/27	2,085,000	2,137,065
2.650%, 8/15/30	455,000	416,698
ONEOK Partners LP
5.000%, 9/15/23	1,000,000	1,024,538
ONEOK, Inc.
2.750%, 9/1/24(x)	350,000	346,036
2.200%, 9/15/25	350,000	334,727
5.850%, 1/15/26	160,000	172,319
4.000%, 7/13/27	225,000	226,779
4.350%, 3/15/29	500,000	509,615
3.400%, 9/1/29	500,000	481,676
3.100%, 3/15/30	350,000	327,979
Phillips 66
0.900%, 2/15/24	250,000	242,129
3.850%, 4/9/25(x)	500,000	510,241
1.300%, 2/15/26(x)	140,000	130,791
3.900%, 3/15/28(x)	500,000	506,644
Phillips 66 Partners LP
2.450%, 12/15/24(x)	250,000	245,046
3.550%, 10/1/26	300,000	300,596
Pioneer Natural Resources Co.
0.550%, 5/15/23	165,000	161,398
1.125%, 1/15/26	350,000	324,684
1.900%, 8/15/30	1,000,000	885,305
2.150%, 1/15/31	260,000	233,785
Plains All American Pipeline LP
3.850%, 10/15/23	250,000	252,088
4.500%, 12/15/26	500,000	512,754
3.550%, 12/15/29	2,500,000	2,412,636
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	1,215,000	1,285,926
5.000%, 3/15/27	3,000,000	3,177,444
4.500%, 5/15/30	1,225,000	1,281,435
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	1,006,374
3.375%, 10/15/26	315,000	314,407
Suncor Energy, Inc.
2.800%, 5/15/23(x)	325,000	324,845
3.100%, 5/15/25	190,000	188,958
TC PipeLines LP
3.900%, 5/25/27	200,000	204,368
TotalEnergies Capital International SA
3.750%, 4/10/24(x)	2,000,000	2,037,704
2.434%, 1/10/25	500,000	494,283
3.455%, 2/19/29	750,000	761,365
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	258,634
TransCanada PipeLines Ltd.
1.000%, 10/12/24(x)	455,000	432,073
4.875%, 1/15/26	550,000	576,213
4.250%, 5/15/28	1,750,000	1,819,045
2.500%, 10/12/31	625,000	567,007
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	509,712
3.250%, 5/15/30	250,000	243,489
Valero Energy Corp.
2.850%, 4/15/25	184,000	180,972
3.400%, 9/15/26	350,000	348,994
2.150%, 9/15/27	750,000	703,343
4.350%, 6/1/28	350,000	361,598
4.000%, 4/1/29	765,000	779,386
Valero Energy Partners LP
4.500%, 3/15/28	500,000	513,406
Williams Cos., Inc. (The)
4.500%, 11/15/23(x)	1,000,000	1,021,545
4.550%, 6/24/24	1,270,000	1,304,916
3.750%, 6/15/27	500,000	505,642
2.600%, 3/15/31	1,165,000	1,072,076

		113,289,270

Total Energy		119,080,437

Financials (13.7%)
Banks (7.9%)
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25(x)	1,000,000	1,024,674
Banco Bilbao Vizcaya Argentaria SA
0.875%, 9/18/23	800,000	777,604
1.125%, 9/18/25	800,000	736,298
Banco Santander SA
3.848%, 4/12/23	1,200,000	1,216,356
2.706%, 6/27/24	800,000	792,632
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.701%, 6/30/24(k)	535,000	519,493
3.496%, 3/24/25	600,000	601,036
2.746%, 5/28/25	200,000	195,223
1.849%, 3/25/26	600,000	561,635
4.250%, 4/11/27	1,000,000	1,008,995
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27(k)	485,000	439,298
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	200,000	201,253
4.379%, 4/12/28	1,200,000	1,215,835
3.306%, 6/27/29	800,000	773,567
3.490%, 5/28/30	200,000	193,099
2.749%, 12/3/30	1,745,000	1,529,668
2.958%, 3/25/31(x)	480,000	441,613

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	$600,000	$537,093
Bank of America Corp.
4.125%, 1/22/24	1,200,000	1,233,533
(SOFR + 1.46%), 1.486%, 5/19/24(k)	750,000	738,793
4.200%, 8/26/24	625,000	640,517
(SOFR + 0.74%), 0.810%, 10/24/24(k)	1,500,000	1,450,875
4.000%, 1/22/25	1,000,000	1,019,425
(SOFR + 0.67%), 1.843%, 2/4/25(k)	800,000	782,363
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)	1,500,000	1,507,717
(SOFR + 0.69%), 0.976%, 4/22/25(k)	1,500,000	1,434,263
3.875%, 8/1/25	2,000,000	2,057,096
(SOFR + 0.91%), 0.981%, 9/25/25(k)	750,000	708,955
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)	1,150,000	1,146,978
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25(k)(x)	1,000,000	983,066
(SOFR + 0.65%), 1.530%, 12/6/25(k)(x)	2,500,000	2,377,961
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	4,750,000	4,753,627
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)(x)	1,000,000	962,929
4.450%, 3/3/26	655,000	677,334
(SOFR + 1.33%), 3.384%, 4/2/26(k)	750,000	749,911
(SOFR + 1.15%), 1.319%, 6/19/26(k)	1,750,000	1,638,845
(SOFR + 1.01%), 1.197%, 10/24/26(k)	1,500,000	1,383,795
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27(k)	1,500,000	1,505,111
(SOFR + 0.96%), 1.734%, 7/22/27(k)	2,410,000	2,240,900
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	1,000,000	1,013,456
(SOFR + 1.05%), 2.551%, 2/4/28(k)	800,000	765,457
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,508,585
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	4,450,000	4,408,869
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	2,000,000	2,030,580
(SOFR + 1.06%), 2.087%, 6/14/29(k)	2,150,000	1,962,966
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	2,250,000	2,325,898
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)	1,300,000	1,253,996
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	3,500,000	3,202,112
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	872,694
(SOFR + 1.37%), 1.922%, 10/24/31(k)	1,500,000	1,303,600
(SOFR + 1.32%), 2.687%, 4/22/32(k)	2,000,000	1,831,626
(SOFR + 1.22%), 2.299%, 7/21/32(k)	1,500,000	1,342,146
(SOFR + 1.21%), 2.572%, 10/20/32(k)	1,350,000	1,228,939
(SOFR + 1.33%), 2.972%, 2/4/33(k)	490,000	459,166
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	1,750,000	1,499,487
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)	1,400,000	1,341,593
Series L
3.950%, 4/21/25	2,450,000	2,493,288
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)	750,000	700,860
(SOFR + 1.22%), 2.651%, 3/11/32(k)	500,000	459,557
Bank of Montreal
0.400%, 9/15/23	340,000	330,090
0.450%, 12/8/23	1,785,000	1,723,409
2.150%, 3/8/24	400,000	396,437
2.500%, 6/28/24(x)	500,000	497,815
0.625%, 7/9/24	535,000	508,403
1.500%, 1/10/25	435,000	417,169
1.250%, 9/15/26	500,000	458,905
(SOFR + 0.60%), 0.949%, 1/22/27(k)	1,200,000	1,101,624
2.650%, 3/8/27	265,000	256,981
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37(k)	750,000	681,581
Series E
3.300%, 2/5/24	1,000,000	1,014,252
Bank of Nova Scotia (The)
0.400%, 9/15/23(x)	400,000	388,507
0.550%, 9/15/23(x)	300,000	292,017
3.400%, 2/11/24	750,000	759,672
2.440%, 3/11/24	500,000	498,120
0.700%, 4/15/24(x)	500,000	479,817
0.650%, 7/31/24	340,000	322,603
1.450%, 1/10/25(x)	185,000	177,754
2.200%, 2/3/25(x)	750,000	733,025
1.300%, 6/11/25(x)	750,000	709,062
1.050%, 3/2/26	750,000	691,432
1.350%, 6/24/26(x)	500,000	463,287
2.700%, 8/3/26	750,000	736,859
1.300%, 9/15/26	500,000	459,933
1.950%, 2/2/27(x)	175,000	164,585
2.951%, 3/11/27	500,000	491,576
2.150%, 8/1/31	500,000	448,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.450%, 2/2/32	$250,000	$228,578
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81(k)	2,250,000	1,929,908
BankUnited, Inc.
5.125%, 6/11/30	750,000	770,749
Barclays plc
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)	1,000,000	1,015,721
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.007%, 12/10/24(k)	385,000	369,465
3.650%, 3/16/25	1,750,000	1,756,982
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	750,000	754,941
4.375%, 1/12/26	1,500,000	1,533,054
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27(k)	735,000	683,832
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	1,049,499
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	2,000,000	2,075,147
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	1,000,000	894,402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32(k)(x)	675,000	611,154
BNP Paribas SA
4.250%, 10/15/24	1,000,000	1,024,932
Canadian Imperial Bank of Commerce
0.450%, 6/22/23	555,000	542,041
0.950%, 6/23/23	575,000	564,895
3.500%, 9/13/23	500,000	505,528
0.500%, 12/14/23	500,000	482,235
3.100%, 4/2/24(x)	750,000	754,134
1.000%, 10/18/24	570,000	541,958
2.250%, 1/28/25	750,000	732,196
3.300%, 4/7/25	175,000	174,922
0.950%, 10/23/25(x)	130,000	119,812
1.250%, 6/22/26	750,000	689,419
3.450%, 4/7/27	225,000	224,799
3.600%, 4/7/32	225,000	223,968
Citigroup, Inc.
3.500%, 5/15/23	1,000,000	1,013,985
(SOFR + 1.67%), 1.678%, 5/15/24(k)	500,000	495,709
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24(k)	1,150,000	1,165,218
3.750%, 6/16/24	500,000	508,674
4.000%, 8/5/24	2,500,000	2,554,049
3.875%, 3/26/25	500,000	506,608
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25(k)	1,500,000	1,504,436
3.300%, 4/27/25	1,000,000	1,005,365
(SOFR + 0.67%), 0.981%, 5/1/25(k)	750,000	715,266
4.400%, 6/10/25	650,000	668,588
(SOFR + 0.53%), 1.281%, 11/3/25(k)	375,000	357,034
(SOFR + 0.69%), 2.014%, 1/25/26(k)	855,000	823,955
4.600%, 3/9/26	595,000	617,075
(SOFR + 1.53%), 3.290%, 3/17/26(k)	1,500,000	1,495,356
(SOFR + 2.84%), 3.106%, 4/8/26(k)	2,500,000	2,481,014
3.400%, 5/1/26	2,500,000	2,505,967
3.200%, 10/21/26	3,250,000	3,228,485
(SOFR + 0.77%), 1.122%, 1/28/27(k)	1,250,000	1,148,043
(SOFR + 0.77%), 1.462%, 6/9/27(k)	1,375,000	1,265,691
4.450%, 9/29/27	1,250,000	1,287,390
(SOFR + 1.28%), 3.070%, 2/24/28(k)	1,000,000	975,366
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	3,000,000	3,005,837
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	2,500,000	2,482,523
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	2,000,000	2,039,133
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	1,750,000	1,776,187
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,187,150
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,386,543
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	1,823,216
(SOFR + 1.17%), 2.561%, 5/1/32(k)	835,000	756,245
(SOFR + 1.18%), 2.520%, 11/3/32(k)	895,000	803,570
(SOFR + 1.35%), 3.057%, 1/25/33(k)	800,000	750,233
(SOFR + 1.94%), 3.785%, 3/17/33(k)	1,500,000	1,491,975
Citizens Bank NA
2.250%, 4/28/25	400,000	388,017
3.750%, 2/18/26	500,000	510,110
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	491,956
2.500%, 2/6/30	150,000	137,968
3.250%, 4/30/30	470,000	455,936
Comerica Bank
2.500%, 7/23/24(x)	300,000	297,024
4.000%, 7/27/25	250,000	254,843
Comerica, Inc.
3.700%, 7/31/23	375,000	379,903
4.000%, 2/1/29	450,000	467,957
Cooperatieve Rabobank UA
0.375%, 1/12/24(x)	405,000	389,256
1.375%, 1/10/25(x)	500,000	478,477
3.375%, 5/21/25	1,000,000	1,008,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 8/4/25	$500,000	$508,178
3.750%, 7/21/26	815,000	810,489
Discover Bank
4.200%, 8/8/23	550,000	559,262
2.450%, 9/12/24	750,000	737,635
3.450%, 7/27/26	840,000	835,641
4.650%, 9/13/28(x)	625,000	644,679
2.700%, 2/6/30	250,000	228,035
Fifth Third Bancorp
4.300%, 1/16/24(x)	700,000	714,937
3.650%, 1/25/24	750,000	759,858
2.375%, 1/28/25	250,000	244,769
(SOFR + 0.69%),
1.707%, 11/1/27(k)	310,000	289,060
3.950%, 3/14/28	750,000	767,747
Fifth Third Bank NA
3.950%, 7/28/25	645,000	663,773
3.850%, 3/15/26	600,000	609,920
2.250%, 2/1/27(x)	300,000	288,479
First Horizon Corp.
3.550%, 5/26/23	500,000	503,201
4.000%, 5/26/25	500,000	505,455
HSBC Holdings plc
3.600%, 5/25/23	1,500,000	1,515,640
4.250%, 3/14/24	1,700,000	1,724,661
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24(k)	970,000	979,755
(SOFR + 0.53%), 0.732%, 8/17/24(k)	415,000	401,338
(SOFR + 0.58%), 1.162%, 11/22/24(k)	1,000,000	965,626
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25(k)	875,000	879,012
(SOFR + 0.71%), 0.976%, 5/24/25(k)	335,000	317,770
4.250%, 8/18/25	1,600,000	1,620,352
(SOFR + 1.40%), 2.633%, 11/7/25(k)	830,000	808,878
(SOFR + 1.43%), 2.999%, 3/10/26(k)	875,000	859,030
(SOFR + 1.54%), 1.645%, 4/18/26(k)	2,125,000	2,001,436
(SOFR + 1.93%), 2.099%, 6/4/26(k)	825,000	784,568
4.375%, 11/23/26	1,815,000	1,850,252
(SOFR + 1.29%), 1.589%, 5/24/27(k)	820,000	749,028
(SOFR + 1.10%), 2.251%, 11/22/27(k)	780,000	727,769
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,254,009
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	1,120,000	1,150,916
(SOFR + 1.29%), 2.206%, 8/17/29(k)	450,000	405,896
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	1,165,000	1,161,934
(SOFR + 2.39%), 2.848%, 6/4/31(k)	5,715,000	5,277,988
(SOFR + 1.19%), 2.804%, 5/24/32(k)	595,000	540,284
(SOFR + 1.41%), 2.871%, 11/22/32(k)	790,000	714,295
(SOFR + 2.53%), 4.762%, 3/29/33(k)	420,000	431,594
HSBC USA, Inc.
3.500%, 6/23/24	900,000	907,921
Huntington Bancshares, Inc.
2.625%, 8/6/24(x)	500,000	495,726
4.000%, 5/15/25	350,000	359,969
2.550%, 2/4/30	500,000	470,070
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)§	500,000	432,719
Huntington National Bank (The)
3.550%, 10/6/23	500,000	505,918
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	507,985
ING Groep NV
4.100%, 10/2/23	1,500,000	1,525,888
3.550%, 4/9/24	750,000	755,848
(SOFR + 1.64%), 3.869%, 3/28/26(k)	500,000	502,675
3.950%, 3/29/27	1,250,000	1,265,661
(SOFR + 1.01%), 1.726%, 4/1/27(k)	375,000	346,135
(SOFR + 1.83%), 4.017%, 3/28/28(k)	500,000	504,308
4.050%, 4/9/29	560,000	564,826
(SOFR + 1.32%), 2.727%, 4/1/32(k)	265,000	241,746
JPMorgan Chase & Co.
3.375%, 5/1/23	2,075,000	2,099,319
3.875%, 2/1/24	3,000,000	3,069,173
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)	1,125,000	1,136,541
3.625%, 5/13/24	3,000,000	3,060,888
(SOFR + 1.46%), 1.514%, 6/1/24(k)(x)	2,000,000	1,973,604
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24(k)	1,250,000	1,270,700
(SOFR + 0.42%), 0.563%, 2/16/25(k)	975,000	932,993
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	2,365,000	2,370,618
(SOFR + 0.54%), 0.824%, 6/1/25(k)	1,345,000	1,283,756
(CME Term SOFR 3 Month + 0.58%), 0.969%, 6/23/25(k)	1,750,000	1,670,191
(SOFR + 0.49%), 0.768%, 8/9/25(k)	2,665,000	2,528,490
(SOFR + 1.16%), 2.301%, 10/15/25(k)	1,500,000	1,464,921
(SOFR + 0.61%), 1.561%, 12/10/25(k)	2,000,000	1,914,964
(SOFR + 0.92%), 2.595%, 2/24/26(k)	500,000	491,110
(CME Term SOFR 3 Month + 1.59%), 2.005%, 3/13/26(k)	555,000	535,088
3.300%, 4/1/26	2,000,000	2,017,318
3.200%, 6/15/26	1,750,000	1,758,554
(SOFR + 0.80%), 1.045%, 11/19/26(k)	1,250,000	1,156,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27(k)	$1,250,000	$1,146,920
(SOFR + 0.89%), 1.578%, 4/22/27(k)	1,185,000	1,105,004
(SOFR + 0.77%), 1.470%, 9/22/27(k)	925,000	855,719
(SOFR + 1.17%), 2.947%, 2/24/28(k)	300,000	293,286
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	2,750,000	2,754,970
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,644,905
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	7,000,000	6,981,558
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)	1,500,000	1,529,416
(SOFR + 1.02%), 2.069%, 6/1/29(k)	1,110,000	1,018,602
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	1,500,000	1,546,285
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	1,000,000	1,040,666
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30(k)	625,000	625,839
(SOFR + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,632,138
(SOFR + 2.52%), 2.956%, 5/13/31(k)	815,000	760,281
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)(x)	1,250,000	1,077,472
(SOFR + 1.07%), 1.953%, 2/4/32(k)	750,000	654,465
(SOFR + 1.25%), 2.580%, 4/22/32(k)	1,155,000	1,058,859
(SOFR + 1.18%), 2.545%, 11/8/32(k)	2,750,000	2,502,425
(SOFR + 1.26%), 2.963%, 1/25/33(k)	700,000	660,275
KeyBank NA
(SOFR + 0.32%), 0.433%, 6/14/24(k)	750,000	731,676
3.300%, 6/1/25	250,000	251,090
3.400%, 5/20/26	1,000,000	999,208
KeyCorp
4.150%, 10/29/25	310,000	319,056
2.250%, 4/6/27	750,000	711,943
Korea Development Bank (The)
3.750%, 1/22/24	500,000	510,406
3.250%, 2/19/24	350,000	354,003
0.400%, 3/9/24	220,000	210,602
0.400%, 6/19/24	425,000	403,865
2.125%, 10/1/24	390,000	383,986
0.750%, 1/25/25	500,000	470,866
1.750%, 2/18/25	250,000	241,890
2.000%, 2/24/25(x)	850,000	829,269
0.800%, 4/27/26	300,000	276,336
0.800%, 7/19/26	500,000	457,495
1.000%, 9/9/26	400,000	368,264
2.250%, 2/24/27	700,000	674,030
1.375%, 4/25/27	500,000	461,275
1.625%, 1/19/31	500,000	442,655
2.000%, 10/25/31	500,000	448,518
Kreditanstalt fuer Wiederaufbau
0.250%, 4/25/23	1,625,000	1,597,402
0.250%, 10/19/23	2,000,000	1,943,486
2.625%, 2/28/24	2,125,000	2,137,824
0.250%, 3/8/24	1,635,000	1,571,192
1.375%, 8/5/24	2,250,000	2,197,243
0.500%, 9/20/24(x)	2,000,000	1,907,769
2.500%, 11/20/24	5,000,000	5,004,562
1.250%, 1/31/25	3,500,000	3,379,475
0.375%, 7/18/25	920,000	858,622
0.625%, 1/22/26	3,600,000	3,345,246
2.875%, 4/3/28	1,750,000	1,781,502
1.750%, 9/14/29	525,000	498,643
0.750%, 9/30/30	400,000	348,932
Landwirtschaftliche Rentenbank
3.125%, 11/14/23	1,500,000	1,522,493
2.000%, 1/13/25	3,000,000	2,954,478
0.875%, 3/30/26	600,000	561,720
1.750%, 7/27/26	500,000	483,510
0.875%, 9/3/30	750,000	659,459
Series 40
0.500%, 5/27/25	730,000	683,893
Lloyds Banking Group plc
4.050%, 8/16/23	750,000	764,022
3.900%, 3/12/24	400,000	406,324
4.450%, 5/8/25	575,000	590,770
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)	1,000,000	1,010,285
4.582%, 12/10/25	1,000,000	1,021,987
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.511%, 3/18/26(k)	500,000	498,130
4.650%, 3/24/26	1,750,000	1,788,900
3.750%, 1/11/27	1,385,000	1,384,341
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28(k)	400,000	399,472
4.375%, 3/22/28	1,350,000	1,378,078
4.550%, 8/16/28	850,000	876,710
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	1,750,000	1,710,422
M&T Bank Corp.
3.550%, 7/26/23	500,000	506,867
Manufacturers & Traders Trust Co.
2.900%, 2/6/25	1,000,000	997,770
3.400%, 8/17/27	330,000	328,868
Mitsubishi UFJ Financial Group, Inc.
2.527%, 9/13/23	760,000	760,043
3.407%, 3/7/24	750,000	757,170
2.801%, 7/18/24	1,000,000	994,685
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.848%, 9/15/24(k)	750,000	727,486
2.193%, 2/25/25	1,000,000	968,179
3.777%, 3/2/25(x)	1,000,000	1,011,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.412%, 7/17/25	$430,000	$403,363
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.953%, 7/19/25(k)	500,000	473,872
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.962%, 10/11/25(k)	760,000	715,263
3.850%, 3/1/26	216,000	219,089
2.757%, 9/13/26(x)	1,250,000	1,214,593
3.677%, 2/22/27	1,000,000	1,009,300
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27(k)(x)	500,000	460,074
3.287%, 7/25/27(x)	1,000,000	988,934
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)	1,500,000	1,379,462
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28(k)	600,000	567,717
3.961%, 3/2/28	1,500,000	1,521,345
4.050%, 9/11/28(x)	1,000,000	1,022,464
3.741%, 3/7/29	750,000	755,058
3.195%, 7/18/29	1,000,000	970,091
2.559%, 2/25/30	1,000,000	924,068
2.048%, 7/17/30	460,000	408,208
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33(k)	500,000	466,217
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24(k)	320,000	313,113
(SOFR + 0.87%), 0.849%, 9/8/24(k)	200,000	193,808
(SOFR + 1.24%), 2.839%, 7/16/25(k)	750,000	740,982
(SOFR + 1.36%), 2.555%, 9/13/25(k)	500,000	490,392
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.651%, 5/22/26(k)(x)	500,000	487,517
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)	300,000	287,877
2.839%, 9/13/26	850,000	825,366
3.663%, 2/28/27	1,000,000	1,005,399
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27(k)	500,000	454,954
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27(k)	750,000	687,873
3.170%, 9/11/27	1,250,000	1,231,837
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29(k)(x)	1,000,000	1,026,842
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)	500,000	483,262
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30(k)	750,000	722,501
(SOFR + 1.77%), 2.201%, 7/10/31(k)	500,000	443,655
(SOFR + 1.53%), 1.979%, 9/8/31(k)	300,000	261,657
2.564%, 9/13/31	310,000	269,628
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32(k)(x)	750,000	661,414
National Australia Bank Ltd.
3.375%, 1/14/26	750,000	759,904
2.500%, 7/12/26	1,500,000	1,465,211
National Bank of Canada
0.750%, 8/6/24	300,000	284,517
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.40%), 0.550%, 11/15/24(k)	530,000	509,431
NatWest Group plc
3.875%, 9/12/23	800,000	807,237
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.359%, 5/22/24(k)(x)	200,000	198,382
(ICE LIBOR USD 3 Month + 1.55%), 4.519%, 6/25/24(k)	2,000,000	2,030,632
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)	1,000,000	1,011,442
4.800%, 4/5/26	1,750,000	1,809,313
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27(k)	1,050,000	959,854
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	283,218
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	3,050,000	3,167,878
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30(k)	750,000	768,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Oesterreichische Kontrollbank AG
1.500%, 2/12/25	$375,000	$364,360
0.375%, 9/17/25	910,000	840,195
0.500%, 2/2/26	935,000	862,579
PNC Bank NA
3.500%, 6/8/23	335,000	339,390
2.500%, 8/27/24	500,000	496,331
3.300%, 10/30/24	1,000,000	1,011,451
2.950%, 2/23/25	250,000	250,831
3.875%, 4/10/25	1,000,000	1,018,322
3.250%, 6/1/25	500,000	506,432
3.100%, 10/25/27	500,000	496,358
3.250%, 1/22/28(x)	1,000,000	1,000,421
2.700%, 10/22/29(x)	395,000	375,376
PNC Financial Services Group, Inc. (The)
3.500%, 1/23/24	175,000	177,183
3.900%, 4/29/24	500,000	510,341
2.200%, 11/1/24	500,000	493,425
2.600%, 7/23/26	350,000	344,764
1.150%, 8/13/26	500,000	463,025
3.150%, 5/19/27(x)	750,000	753,031
3.450%, 4/23/29	750,000	760,928
2.550%, 1/22/30(x)	750,000	712,658
(SOFR + 0.98%),
2.307%, 4/23/32(k)(x)	1,000,000	915,740
Regions Financial Corp.
2.250%, 5/18/25(x)	300,000	292,081
1.800%, 8/12/28	500,000	447,796
Royal Bank of Canada
0.500%, 10/26/23	415,000	402,556
0.425%, 1/19/24	645,000	620,174
2.550%, 7/16/24(x)	750,000	744,974
0.650%, 7/29/24	500,000	475,267
0.750%, 10/7/24	500,000	474,578
2.250%, 11/1/24(x)	750,000	739,802
1.600%, 1/21/25(x)	500,000	479,448
1.150%, 6/10/25	530,000	499,166
0.875%, 1/20/26	750,000	689,637
4.650%, 1/27/26	2,000,000	2,098,124
1.200%, 4/27/26	750,000	695,565
1.150%, 7/14/26(x)	750,000	688,978
1.400%, 11/2/26	500,000	462,005
2.050%, 1/21/27(x)	500,000	474,319
2.300%, 11/3/31	500,000	454,848
Santander Holdings USA, Inc.
3.500%, 6/7/24	350,000	350,606
3.450%, 6/2/25	500,000	497,130
4.500%, 7/17/25	1,500,000	1,534,331
4.400%, 7/13/27	485,000	490,734
(SOFR + 1.25%), 2.490%, 1/6/28(k)	260,000	242,152
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)	750,000	766,956
(SOFR + 0.79%), 1.089%, 3/15/25(k)	500,000	476,747
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)	1,000,000	923,720
(SOFR + 0.99%), 1.673%, 6/14/27(k)(x)	1,000,000	910,214
(SOFR + 1.22%), 2.469%, 1/11/28(k)	500,000	463,731
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	737,165
(SOFR + 1.48%), 2.896%, 3/15/32(k)	500,000	453,073
Santander UK plc
4.000%, 3/13/24	1,000,000	1,019,150
Signature Bank
(AMERIBOR Unsecured Overnight Rate + 3.89%), 4.000%, 10/15/30(k)	250,000	250,313
Sumitomo Mitsui Banking Corp.
3.950%, 1/10/24(x)	2,250,000	2,292,764
3.400%, 7/11/24	1,000,000	1,006,259
3.650%, 7/23/25	750,000	756,012
Sumitomo Mitsui Financial Group, Inc.
0.508%, 1/12/24	200,000	192,020
2.696%, 7/16/24	1,000,000	990,826
2.448%, 9/27/24	350,000	343,778
2.348%, 1/15/25	400,000	389,836
1.474%, 7/8/25	925,000	870,672
0.948%, 1/12/26	500,000	456,736
1.402%, 9/17/26	1,000,000	916,926
3.010%, 10/19/26	1,000,000	982,138
3.446%, 1/11/27(x)	1,700,000	1,700,102
2.174%, 1/14/27	220,000	207,785
3.364%, 7/12/27	750,000	744,136
3.352%, 10/18/27	750,000	740,941
1.902%, 9/17/28	1,000,000	898,982
4.306%, 10/16/28(x)	750,000	777,313
2.472%, 1/14/29	500,000	464,299
3.040%, 7/16/29	1,000,000	959,933
3.202%, 9/17/29	350,000	336,015
2.724%, 9/27/29	350,000	328,590
2.750%, 1/15/30	400,000	375,568
2.130%, 7/8/30	750,000	668,470
1.710%, 1/12/31	500,000	426,249
2.222%, 9/17/31	1,000,000	883,999
SVB Financial Group
1.800%, 10/28/26(x)	400,000	371,687
2.100%, 5/15/28	590,000	538,151
3.125%, 6/5/30(x)	300,000	288,067
1.800%, 2/2/31	565,000	486,851
Svenska Handelsbanken AB
3.900%, 11/20/23	500,000	510,452
Toronto-Dominion Bank (The)
0.750%, 6/12/23(x)	625,000	613,949
3.500%, 7/19/23	750,000	761,756
0.450%, 9/11/23	1,000,000	973,385
0.550%, 3/4/24	750,000	721,123
2.350%, 3/8/24	500,000	497,703
3.250%, 3/11/24	750,000	759,525
2.650%, 6/12/24	750,000	749,321
0.700%, 9/10/24	750,000	712,343
1.250%, 12/13/24	195,000	187,332
1.450%, 1/10/25(x)	500,000	479,851
1.150%, 6/12/25(x)	750,000	706,294
0.750%, 9/11/25(x)	1,000,000	923,404
0.750%, 1/6/26	1,000,000	915,206
1.200%, 6/3/26	1,025,000	946,620
1.250%, 9/10/26	750,000	690,877
1.950%, 1/12/27(x)	500,000	473,304
2.800%, 3/10/27(x)	500,000	492,676
2.000%, 9/10/31(x)	500,000	442,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31(k)	$1,000,000	$1,002,734
2.450%, 1/12/32(x)	500,000	462,173
3.200%, 3/10/32	500,000	491,907
Truist Bank
3.200%, 4/1/24	750,000	758,135
(ICE LIBOR USD 3 Month + 0.74%), 3.689%, 8/2/24(k)	500,000	506,966
2.150%, 12/6/24	600,000	589,971
1.500%, 3/10/25	750,000	719,501
4.050%, 11/3/25	185,000	190,770
3.800%, 10/30/26	300,000	306,840
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29(k)	350,000	343,900
2.250%, 3/11/30	535,000	489,948
Truist Financial Corp.
3.750%, 12/6/23(x)	750,000	765,435
2.500%, 8/1/24	750,000	745,938
2.850%, 10/26/24	500,000	499,357
4.000%, 5/1/25	600,000	616,328
3.700%, 6/5/25	750,000	761,898
1.200%, 8/5/25(x)	500,000	470,166
(SOFR + 0.61%), 1.267%, 3/2/27(k)	955,000	887,633
3.875%, 3/19/29	750,000	766,443
(SOFR + 0.86%), 1.887%, 6/7/29(k)	375,000	340,489
1.950%, 6/5/30(x)	335,000	302,678
US Bancorp
3.700%, 1/30/24	500,000	510,772
2.400%, 7/30/24	750,000	745,286
3.600%, 9/11/24	1,000,000	1,017,227
1.450%, 5/12/25(x)	600,000	573,924
3.950%, 11/17/25	500,000	516,955
3.100%, 4/27/26	1,415,000	1,415,777
(SOFR + 0.73%), 2.215%, 1/27/28(k)	400,000	382,280
3.900%, 4/26/28	650,000	673,112
1.375%, 7/22/30	600,000	518,093
(SOFR + 1.02%), 2.677%, 1/27/33(k)	400,000	379,703
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	1,000,000	896,204
US Bank NA
3.400%, 7/24/23	500,000	506,561
2.050%, 1/21/25	1,000,000	979,861
2.800%, 1/27/25	1,000,000	999,805
Webster Financial Corp.
4.100%, 3/25/29	500,000	514,136
Wells Fargo & Co.
3.750%, 1/24/24	1,250,000	1,273,343
(SOFR + 1.60%), 1.654%, 6/2/24(k)	815,000	805,054
3.300%, 9/9/24	2,000,000	2,017,117
(SOFR + 0.51%), 0.805%, 5/19/25(k)	180,000	171,715
(SOFR + 1.09%), 2.406%, 10/30/25(k)	1,105,000	1,081,865
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	1,250,000	1,210,055
3.000%, 4/22/26	4,000,000	3,959,760
3.000%, 10/23/26	1,500,000	1,479,996
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	1,110,000	1,096,927
(SOFR + 1.51%), 3.526%, 3/24/28(k)	710,000	708,581
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	8,035,000	8,047,735
(SOFR + 2.10%), 2.393%, 6/2/28(k)	1,010,000	954,910
4.150%, 1/24/29	1,350,000	1,395,158
(SOFR + 1.43%), 2.879%, 10/30/30(k)	1,250,000	1,188,056
(SOFR + 1.26%), 2.572%, 2/11/31(k)	2,625,000	2,436,421
(SOFR + 1.50%), 3.350%, 3/2/33(k)	2,135,000	2,073,162
Westpac Banking Corp.
3.650%, 5/15/23(x)	750,000	762,217
1.019%, 11/18/24(x)	335,000	320,754
2.850%, 5/13/26	750,000	743,496
1.150%, 6/3/26	500,000	462,465
3.350%, 3/8/27	1,250,000	1,257,268
1.953%, 11/20/28	500,000	460,677
2.650%, 1/16/30	350,000	334,516
2.150%, 6/3/31(x)	500,000	452,101
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35(k)	2,000,000	1,745,523
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	255,866
Zions Bancorp NA
3.250%, 10/29/29	500,000	480,358

		490,446,127

Capital Markets (3.0%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	358,618
3.300%, 6/15/30	210,000	203,477
Ameriprise Financial, Inc.
4.000%, 10/15/23	150,000	152,973
3.700%, 10/15/24(x)	750,000	761,639
2.875%, 9/15/26	500,000	495,360
Ares Capital Corp.
4.200%, 6/10/24	560,000	563,996
4.250%, 3/1/25	500,000	500,441
3.250%, 7/15/25	500,000	485,190
3.875%, 1/15/26	1,000,000	981,164
2.150%, 7/15/26	285,000	257,951
2.875%, 6/15/27	500,000	456,523
2.875%, 6/15/28	500,000	443,630
3.200%, 11/15/31	500,000	424,064
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	375,667
2.550%, 10/13/26	500,000	450,556
Bank of New York Mellon Corp. (The)
3.450%, 8/11/23(x)	750,000	759,283
2.200%, 8/16/23	425,000	424,518
0.500%, 4/26/24	1,000,000	958,004
2.100%, 10/24/24	675,000	666,172
0.750%, 1/28/26(x)	500,000	461,574
2.800%, 5/4/26	750,000	746,943
1.050%, 10/15/26	1,000,000	922,053
2.050%, 1/26/27(x)	400,000	385,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 5/16/27	$700,000	$706,606
3.400%, 1/29/28	500,000	507,361
3.850%, 4/28/28(x)	850,000	881,722
1.650%, 1/28/31(x)	500,000	439,351
1.800%, 7/28/31	750,000	660,558
2.500%, 1/26/32	200,000	186,721
Series G
3.000%, 2/24/25	1,500,000	1,512,385
Series J
0.850%, 10/25/24	500,000	477,745
1.900%, 1/25/29(x)	500,000	460,485
BGC Partners, Inc.
5.375%, 7/24/23	350,000	357,798
3.750%, 10/1/24(x)	200,000	199,848
BlackRock, Inc.
3.500%, 3/18/24	1,400,000	1,427,311
3.200%, 3/15/27	347,000	350,632
3.250%, 4/30/29	445,000	449,860
Blackstone Private Credit Fund
2.350%, 11/22/24§	500,000	476,172
2.700%, 1/15/25§	190,000	181,358
4.700%, 3/24/25§	250,000	250,476
2.625%, 12/15/26§	1,000,000	896,889
3.250%, 3/15/27§	500,000	460,610
4.000%, 1/15/29§	250,000	231,553
Blackstone Secured Lending Fund
3.650%, 7/14/23	250,000	251,945
3.625%, 1/15/26(x)	250,000	245,195
2.750%, 9/16/26	1,000,000	929,612
2.125%, 2/15/27§	500,000	444,229
2.850%, 9/30/28§	500,000	433,722
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	609,112
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	761,483
3.900%, 1/25/28	500,000	500,716
4.350%, 4/15/30	2,000,000	2,076,684
2.724%, 4/15/31	230,000	211,489
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	661,672
3.000%, 3/16/32	500,000	483,107
Charles Schwab Corp. (The)
3.550%, 2/1/24(x)	650,000	659,187
3.750%, 4/1/24	750,000	762,872
3.000%, 3/10/25	150,000	150,135
3.625%, 4/1/25(x)	1,000,000	1,018,162
3.850%, 5/21/25	750,000	769,110
0.900%, 3/11/26	1,335,000	1,233,104
1.150%, 5/13/26(x)	375,000	349,475
3.200%, 3/2/27	500,000	502,933
2.450%, 3/3/27	210,000	204,171
3.300%, 4/1/27	455,000	458,129
2.000%, 3/20/28	1,200,000	1,121,783
3.250%, 5/22/29(x)	500,000	497,931
2.300%, 5/13/31	750,000	691,663
2.900%, 3/3/32(x)	280,000	269,878
CI Financial Corp.
3.200%, 12/17/30	565,000	511,689
CME Group, Inc.
3.000%, 3/15/25	1,000,000	1,007,872
3.750%, 6/15/28	350,000	360,348
2.650%, 3/15/32	355,000	340,055
Credit Suisse AG
1.000%, 5/5/23	2,415,000	2,378,906
0.520%, 8/9/23	600,000	584,093
0.495%, 2/2/24(x)	1,115,000	1,065,448
2.950%, 4/9/25	1,000,000	988,733
1.250%, 8/7/26	600,000	547,645
Credit Suisse Group AG
3.800%, 6/9/23	1,000,000	1,010,078
3.750%, 3/26/25	750,000	746,932
4.550%, 4/17/26	2,000,000	2,031,863
Deutsche Bank AG
0.898%, 5/28/24(x)	375,000	357,135
3.700%, 5/30/24	1,500,000	1,507,792
(SOFR + 2.16%), 2.222%, 9/18/24(k)	265,000	259,402
(SOFR + 2.58%), 3.961%, 11/26/25(k)	750,000	749,057
4.100%, 1/13/26	1,000,000	1,005,799
1.686%, 3/19/26	180,000	168,981
(SOFR + 1.87%), 2.129%, 11/24/26(k)	1,055,000	977,999
(SOFR + 1.22%), 2.311%, 11/16/27(k)	510,000	467,453
(SOFR + 1.32%), 2.552%, 1/7/28(k)	1,000,000	923,504
(SOFR + 3.04%), 3.547%, 9/18/31(k)	2,355,000	2,218,716
(SOFR + 1.72%), 3.035%, 5/28/32(k)	485,000	435,399
Series E
0.962%, 11/8/23	200,000	194,229
Eaton Vance Corp.
3.625%, 6/15/23	500,000	506,036
3.500%, 4/6/27	250,000	250,769
Franklin Resources, Inc.
2.850%, 3/30/25(x)	1,250,000	1,244,463
1.600%, 10/30/30	600,000	516,480
FS KKR Capital Corp.
4.625%, 7/15/24	250,000	253,501
1.650%, 10/12/24	300,000	282,611
4.125%, 2/1/25	500,000	499,303
3.400%, 1/15/26(x)	500,000	482,230
2.625%, 1/15/27	500,000	457,025
3.250%, 7/15/27	500,000	459,806
3.125%, 10/12/28	300,000	267,163
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	252,183
2.875%, 1/15/26(x)	250,000	239,705
Goldman Sachs Group, Inc. (The)
1.217%, 12/6/23	500,000	488,031
3.625%, 2/20/24	1,080,000	1,093,428
4.000%, 3/3/24	3,045,000	3,107,845
3.000%, 3/15/24	1,000,000	999,493
3.850%, 7/8/24	2,000,000	2,036,794
(SOFR + 0.51%), 0.657%, 9/10/24(k)(x)	1,000,000	968,163
(SOFR + 0.49%), 0.925%, 10/21/24(k)	875,000	847,852
3.500%, 1/23/25	3,250,000	3,279,942
(SOFR + 0.73%), 1.757%, 1/24/25(k)	555,000	541,265
3.750%, 5/22/25	2,400,000	2,438,750
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,828,692
(SOFR + 0.61%), 0.855%, 2/12/26(k)	915,000	852,137
3.750%, 2/25/26	580,000	589,028
3.500%, 11/16/26	1,815,000	1,827,283
(SOFR + 0.79%), 1.093%, 12/9/26(k)	1,000,000	916,443
3.850%, 1/26/27	2,240,000	2,266,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.80%), 1.431%, 3/9/27(k)	$1,000,000	$924,353
(SOFR + 0.82%), 1.542%, 9/10/27(k)	1,250,000	1,146,904
(SOFR + 0.91%), 1.948%, 10/21/27(k)	1,060,000	986,793
(SOFR + 1.11%), 2.640%, 2/24/28(k)	455,000	435,878
(SOFR + 1.85%), 3.615%, 3/15/28(k)	1,000,000	999,528
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	1,000,000	1,002,885
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	2,000,000	2,051,570
2.600%, 2/7/30	6,515,000	6,035,054
(SOFR + 1.09%), 1.992%, 1/27/32(k)	570,000	494,076
(SOFR + 1.28%), 2.615%, 4/22/32(k)	1,070,000	972,826
(SOFR + 1.25%), 2.383%, 7/21/32(k)	2,140,000	1,910,520
(SOFR + 1.26%), 2.650%, 10/21/32(k)	720,000	651,572
(SOFR + 1.41%), 3.102%, 2/24/33(k)	1,000,000	941,890
Golub Capital BDC, Inc.
3.375%, 4/15/24	250,000	247,786
2.500%, 8/24/26	910,000	836,512
2.050%, 2/15/27	500,000	443,574
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	314,480
Intercontinental Exchange, Inc.
0.700%, 6/15/23	440,000	432,180
3.450%, 9/21/23	300,000	303,837
4.000%, 10/15/23	850,000	867,711
3.750%, 12/1/25	610,000	624,145
3.750%, 9/21/28	535,000	547,228
Jefferies Group LLC
4.850%, 1/15/27(x)	665,000	695,522
2.625%, 10/15/31	1,500,000	1,338,466
Lazard Group LLC
4.500%, 9/19/28	350,000	359,159
4.375%, 3/11/29	500,000	511,262
Legg Mason, Inc.
4.750%, 3/15/26	250,000	262,930
Main Street Capital Corp.
3.000%, 7/14/26	1,125,000	1,047,474
Moody’s Corp.
4.875%, 2/15/24	500,000	516,008
2.000%, 8/19/31(x)	1,250,000	1,108,357
Morgan Stanley
(SOFR + 0.62%), 0.731%, 4/5/24(k)	1,200,000	1,175,201
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	900,000	909,235
3.700%, 10/23/24	2,000,000	2,037,359
(SOFR + 0.53%), 0.790%, 5/30/25(k)	1,500,000	1,425,816
(SOFR + 1.15%), 2.720%, 7/22/25(k)	500,000	493,483
4.000%, 7/23/25	505,000	518,178
(SOFR + 0.56%), 1.164%, 10/21/25(k)	930,000	878,663
3.875%, 1/27/26	3,000,000	3,054,649
(SOFR + 0.94%), 2.630%, 2/18/26(k)	750,000	736,411
3.125%, 7/27/26	3,000,000	2,971,815
(SOFR + 0.72%), 0.985%, 12/10/26(k)	2,750,000	2,526,021
3.625%, 1/20/27	4,000,000	4,036,990
(SOFR + 0.88%), 1.593%, 5/4/27(k)	1,700,000	1,580,177
(SOFR + 0.86%), 1.512%, 7/20/27(k)	2,000,000	1,852,675
(SOFR + 1.00%), 2.475%, 1/21/28(k)	1,035,000	988,730
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	4,300,000	4,336,239
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	950,000	993,591
(SOFR + 1.14%), 2.699%, 1/22/31(k)	6,640,000	6,204,737
(SOFR + 3.12%), 3.622%, 4/1/31(k)	2,000,000	1,983,267
(SOFR + 1.18%), 2.239%, 7/21/32(k)	2,000,000	1,773,990
(SOFR + 1.20%), 2.511%, 10/20/32(k)	925,000	835,886
(SOFR + 1.29%), 2.943%, 1/21/33(k)	820,000	768,336
(SOFR + 1.36%), 2.484%, 9/16/36(k)	1,250,000	1,071,422
Series I
(SOFR + 0.75%), 0.864%, 10/21/25(k)	345,000	325,278
Morgan Stanley Domestic Holdings, Inc.
3.800%, 8/24/27	250,000	253,149
4.500%, 6/20/28	350,000	363,524
Nasdaq, Inc.
3.850%, 6/30/26(x)	145,000	148,284
1.650%, 1/15/31(x)	750,000	635,970
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	370,576
1.851%, 7/16/25	1,500,000	1,417,236
1.653%, 7/14/26	1,250,000	1,150,600
2.329%, 1/22/27(x)	500,000	468,129
2.172%, 7/14/28	670,000	603,050
2.710%, 1/22/29(x)	500,000	462,730
3.103%, 1/16/30	750,000	707,341
2.679%, 7/16/30	1,000,000	909,187
2.608%, 7/14/31	685,000	616,137
2.999%, 1/22/32	500,000	459,055
Northern Trust Corp.
3.650%, 8/3/28	500,000	515,222
3.150%, 5/3/29(x)	500,000	500,726
1.950%, 5/1/30	560,000	510,604
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	459,505
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	78,050
2.700%, 1/15/27	500,000	458,212
Owl Rock Capital Corp.
5.250%, 4/15/24	300,000	307,179
4.000%, 3/30/25	250,000	246,841
3.750%, 7/22/25(x)	350,000	339,448
4.250%, 1/15/26	250,000	243,849
3.400%, 7/15/26	500,000	471,698
2.625%, 1/15/27(x)	500,000	448,062
2.875%, 6/11/28	750,000	656,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
OWL Rock Core Income Corp.
5.500%, 3/21/25§	$250,000	$249,567
4.700%, 2/8/27§	300,000	288,906
Prospect Capital Corp.
3.706%, 1/22/26	250,000	235,928
3.364%, 11/15/26	270,000	248,147
3.437%, 10/15/28	500,000	423,260
S&P Global, Inc.
2.450%, 3/1/27(x)§	235,000	228,926
2.700%, 3/1/29§	500,000	486,003
1.250%, 8/15/30(x)	975,000	834,220
2.900%, 3/1/32§	350,000	339,719
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/24(x)	500,000	500,978
2.500%, 8/1/26	310,000	288,762
Stifel Financial Corp.
4.250%, 7/18/24	700,000	715,572
4.000%, 5/15/30	500,000	503,595

		181,913,039

Consumer Finance (1.6%)
AerCap Ireland Capital DAC
4.125%, 7/3/23	500,000	506,538
4.500%, 9/15/23	955,000	962,357
1.150%, 10/29/23	830,000	794,388
4.875%, 1/16/24	445,000	450,616
3.150%, 2/15/24	700,000	687,767
2.875%, 8/14/24	350,000	340,087
1.650%, 10/29/24	1,300,000	1,225,970
3.500%, 1/15/25	600,000	588,164
6.500%, 7/15/25	1,290,000	1,361,846
4.450%, 10/1/25	350,000	349,931
1.750%, 1/30/26	655,000	600,713
4.450%, 4/3/26	500,000	504,578
2.450%, 10/29/26	795,000	735,477
3.650%, 7/21/27	1,000,000	968,159
4.625%, 10/15/27	500,000	506,053
3.875%, 1/23/28	500,000	486,410
3.000%, 10/29/28	390,000	358,697
Series 3NC1
1.750%, 10/29/24	645,000	607,902
Ally Financial, Inc.
3.050%, 6/5/23(x)	1,165,000	1,168,711
1.450%, 10/2/23	1,190,000	1,162,654
5.800%, 5/1/25	1,000,000	1,063,936
2.200%, 11/2/28	250,000	225,640
American Express Co.
0.750%, 11/3/23	1,500,000	1,463,636
3.400%, 2/22/24	750,000	759,863
2.500%, 7/30/24	500,000	497,741
3.000%, 10/30/24	750,000	753,737
2.250%, 3/4/25(x)	200,000	196,635
4.200%, 11/6/25	1,075,000	1,118,743
3.125%, 5/20/26	500,000	500,749
1.650%, 11/4/26(x)	1,460,000	1,376,759
2.550%, 3/4/27	335,000	326,773
3.300%, 5/3/27§	1,150,000	1,157,682
American Honda Finance Corp.
0.875%, 7/7/23(x)	500,000	491,685
0.650%, 9/8/23(x)	375,000	364,907
3.625%, 10/10/23(x)	500,000	506,960
3.550%, 1/12/24	500,000	507,528
2.900%, 2/16/24(x)	500,000	501,328
2.400%, 6/27/24(x)	500,000	497,171
0.550%, 7/12/24(x)	350,000	333,060
2.150%, 9/10/24	350,000	344,503
1.500%, 1/13/25	500,000	479,897
1.200%, 7/8/25	750,000	705,758
1.000%, 9/10/25	500,000	465,801
1.300%, 9/9/26	415,000	383,969
2.300%, 9/9/26	720,000	694,868
2.350%, 1/8/27	500,000	482,647
3.500%, 2/15/28(x)	500,000	503,948
2.000%, 3/24/28	235,000	218,440
2.250%, 1/12/29	500,000	465,213
1.800%, 1/13/31	350,000	310,213
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	271,280
Capital One Financial Corp.
2.600%, 5/11/23	250,000	250,668
3.900%, 1/29/24	750,000	761,544
3.750%, 4/24/24	1,000,000	1,013,650
3.300%, 10/30/24	350,000	352,268
(SOFR + 0.69%),
1.343%, 12/6/24(k)	400,000	388,060
4.250%, 4/30/25	850,000	871,441
4.200%, 10/29/25	750,000	768,676
(SOFR + 1.29%),
2.636%, 3/3/26(k)	435,000	426,008
3.750%, 3/9/27	1,150,000	1,161,164
3.650%, 5/11/27	500,000	501,191
(SOFR + 0.86%),
1.878%, 11/2/27(k)	1,000,000	920,703
3.800%, 1/31/28	1,000,000	1,007,581
(SOFR + 1.79%),
3.273%, 3/1/30(k)	500,000	483,547
(SOFR + 1.34%),
2.359%, 7/29/32(k)	1,000,000	854,098
(SOFR + 1.27%),
2.618%, 11/2/32(k)	1,000,000	894,550
Caterpillar Financial Services Corp.
3.450%, 5/15/23	500,000	506,544
0.650%, 7/7/23	750,000	736,298
0.450%, 9/14/23(x)	535,000	519,816
3.650%, 12/7/23(x)	250,000	255,119
0.950%, 1/10/24	400,000	389,635
0.450%, 5/17/24	350,000	335,054
2.850%, 5/17/24	350,000	351,754
0.600%, 9/13/24	400,000	380,990
3.250%, 12/1/24	500,000	507,787
1.450%, 5/15/25	750,000	722,094
0.800%, 11/13/25(x)	350,000	326,077
2.400%, 8/9/26	250,000	244,809
1.150%, 9/14/26(x)	400,000	371,482
1.700%, 1/8/27	355,000	335,358
Discover Financial Services
3.950%, 11/6/24	250,000	253,565
3.750%, 3/4/25	350,000	353,584
4.500%, 1/30/26	500,000	515,178
4.100%, 2/9/27(x)	565,000	576,350
General Motors Financial Co., Inc.
3.700%, 5/9/23	875,000	883,342
4.150%, 6/19/23	500,000	507,127
1.700%, 8/18/23(x)	845,000	835,947
5.100%, 1/17/24	500,000	516,098
1.050%, 3/8/24	285,000	272,183
1.200%, 10/15/24	235,000	223,211
4.350%, 4/9/25(x)	575,000	585,873
2.750%, 6/20/25	1,250,000	1,214,465
4.300%, 7/13/25	1,250,000	1,261,075
1.250%, 1/8/26(x)	750,000	695,269

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 3/1/26	$700,000	$732,768
1.500%, 6/10/26	750,000	682,756
4.000%, 10/6/26	750,000	753,184
4.350%, 1/17/27	835,000	848,048
2.350%, 2/26/27(x)	500,000	466,409
2.700%, 8/20/27	1,000,000	940,407
3.850%, 1/5/28	500,000	492,368
2.400%, 4/10/28	600,000	537,166
2.400%, 10/15/28	500,000	447,826
5.650%, 1/17/29	350,000	377,544
3.600%, 6/21/30	2,000,000	1,910,852
2.350%, 1/8/31	500,000	432,299
2.700%, 6/10/31	750,000	658,585
John Deere Capital Corp.
1.200%, 4/6/23	80,000	79,183
3.450%, 6/7/23	250,000	253,330
0.700%, 7/5/23	250,000	245,202
0.400%, 10/10/23	90,000	87,293
3.650%, 10/12/23	500,000	510,247
0.900%, 1/10/24(x)	295,000	286,754
0.450%, 1/17/24	750,000	723,150
2.600%, 3/7/24	335,000	335,951
0.450%, 6/7/24	490,000	468,140
3.350%, 6/12/24	650,000	657,908
2.650%, 6/24/24	660,000	660,950
0.625%, 9/10/24(x)	140,000	133,482
2.050%, 1/9/25(x)	350,000	342,714
1.250%, 1/10/25(x)	295,000	284,635
2.125%, 3/7/25	125,000	122,418
3.400%, 9/11/25	350,000	356,070
0.700%, 1/15/26(x)	500,000	458,988
2.650%, 6/10/26	500,000	495,292
1.050%, 6/17/26(x)	500,000	463,831
2.250%, 9/14/26	500,000	484,101
1.300%, 10/13/26	500,000	465,897
1.700%, 1/11/27(x)	500,000	471,012
2.350%, 3/8/27	250,000	243,560
1.750%, 3/9/27(x)	175,000	165,351
2.800%, 9/8/27	400,000	396,808
3.050%, 1/6/28	500,000	499,200
3.450%, 3/7/29	270,000	276,875
2.800%, 7/18/29	325,000	319,864
2.450%, 1/9/30	290,000	277,598
PACCAR Financial Corp.
0.800%, 6/8/23	140,000	137,634
3.400%, 8/9/23	350,000	355,072
0.350%, 8/11/23	225,000	218,656
0.350%, 2/2/24	200,000	191,976
0.500%, 8/9/24	140,000	133,156
2.150%, 8/15/24	250,000	247,252
0.900%, 11/8/24	250,000	238,966
1.800%, 2/6/25	175,000	169,853
2.850%, 4/7/25	500,000	499,970
1.100%, 5/11/26	350,000	325,536
2.000%, 2/4/27(x)	350,000	335,730
Synchrony Financial
4.375%, 3/19/24	165,000	167,904
4.250%, 8/15/24	750,000	761,120
4.500%, 7/23/25	500,000	510,634
3.700%, 8/4/26	500,000	493,837
3.950%, 12/1/27	1,500,000	1,486,959
5.150%, 3/19/29	250,000	261,902
2.875%, 10/28/31	250,000	220,671
Toyota Motor Credit Corp.
0.400%, 4/6/23	345,000	339,592
0.500%, 8/14/23	770,000	749,323
1.350%, 8/25/23	500,000	491,977
3.350%, 1/8/24	500,000	505,734
0.450%, 1/11/24	750,000	723,774
2.500%, 3/22/24	280,000	280,060
2.900%, 4/17/24	500,000	501,170
0.500%, 6/18/24	500,000	477,404
0.625%, 9/13/24(x)	375,000	356,629
2.000%, 10/7/24(x)	500,000	489,396
1.450%, 1/13/25	500,000	481,056
3.400%, 4/14/25(x)	750,000	758,719
0.800%, 1/9/26	500,000	460,783
1.125%, 6/18/26(x)	850,000	787,780
1.900%, 1/13/27(x)	500,000	476,210
3.050%, 3/22/27	500,000	497,706
1.150%, 8/13/27	590,000	529,076
3.050%, 1/11/28	500,000	496,323
1.900%, 4/6/28(x)	600,000	557,688
3.650%, 1/8/29	500,000	516,600
2.150%, 2/13/30(x)	500,000	461,361
1.650%, 1/10/31	550,000	482,437
1.900%, 9/12/31	500,000	441,129
2.400%, 1/13/32(x)	500,000	461,543

		96,595,635

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	1,395,000	1,413,450
Block Financial LLC
5.250%, 10/1/25(x)	500,000	525,586
2.500%, 7/15/28	350,000	320,536
3.875%, 8/15/30	230,000	224,558
National Rural Utilities Cooperative Finance Corp.
3.400%, 11/15/23	1,000,000	1,009,962
2.950%, 2/7/24	210,000	210,608
0.350%, 2/8/24	360,000	345,366
1.875%, 2/7/25	250,000	242,445
3.250%, 11/1/25	250,000	252,631
1.000%, 6/15/26	500,000	454,711
3.050%, 4/25/27	350,000	345,789
3.400%, 2/7/28	500,000	499,196
3.900%, 11/1/28	250,000	256,776
(ICE LIBOR USD 3 Month + 2.91%), 4.750%, 4/30/43(k)	350,000	340,684
Series D
1.000%, 10/18/24	310,000	295,625
ORIX Corp.
4.050%, 1/16/24	500,000	509,626
3.250%, 12/4/24	750,000	752,226
3.700%, 7/18/27	400,000	403,421
2.250%, 3/9/31	350,000	323,751
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	729,000	745,340
Shell International Finance BV
3.500%, 11/13/23	525,000	534,351
2.000%, 11/7/24	750,000	740,231
3.250%, 5/11/25	2,500,000	2,527,106
2.875%, 5/10/26	1,250,000	1,254,070
2.500%, 9/12/26	1,000,000	987,410
3.875%, 11/13/28	750,000	780,236
2.375%, 11/7/29	750,000	711,059
2.750%, 4/6/30	415,000	402,781
Voya Financial, Inc.
3.650%, 6/15/26	625,000	629,476

		18,039,007

Insurance (0.9%)
Aflac, Inc.
3.625%, 11/15/24	1,000,000	1,023,323
1.125%, 3/15/26(x)	205,000	190,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Alleghany Corp.
3.625%, 5/15/30	$500,000	$503,136
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	254,599
Allstate Corp. (The)
3.150%, 6/15/23	156,000	157,579
0.750%, 12/15/25	185,000	170,821
3.280%, 12/15/26(x)	500,000	505,524
1.450%, 12/15/30	300,000	258,007
Series B
(ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53(k)	500,000	495,000
American Financial Group, Inc.
3.500%, 8/15/26(x)	635,000	642,290
American International Group, Inc.
2.500%, 6/30/25	750,000	735,955
4.200%, 4/1/28	375,000	390,531
4.250%, 3/15/29	500,000	523,273
3.400%, 6/30/30	750,000	748,512
Aon Corp.
2.850%, 5/28/27	180,000	176,355
4.500%, 12/15/28(x)	650,000	681,862
3.750%, 5/2/29	350,000	358,027
2.800%, 5/15/30	500,000	476,463
2.050%, 8/23/31	750,000	656,825
2.600%, 12/2/31	355,000	326,156
Aon Global Ltd.
3.500%, 6/14/24	350,000	352,948
3.875%, 12/15/25(x)	600,000	613,716
Arch Capital Finance LLC
4.011%, 12/15/26(x)	500,000	513,757
Assurant, Inc.
4.200%, 9/27/23	250,000	254,541
4.900%, 3/27/28(x)	250,000	263,361
2.650%, 1/15/32	500,000	438,784
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24(x)	484,000	503,402
Athene Holding Ltd.
4.125%, 1/12/28	750,000	756,535
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	250,562
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	196,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	506,815
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27(x)	500,000	491,565
1.850%, 3/12/30(x)	165,000	149,850
1.450%, 10/15/30	395,000	345,460
2.875%, 3/15/32	500,000	485,330
Brighthouse Financial, Inc.
3.700%, 6/22/27(x)	2,000,000	1,999,918
5.625%, 5/15/30(x)	145,000	159,399
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	356,394
4.500%, 3/15/29	300,000	310,472
4.200%, 3/17/32	325,000	330,506
Chubb INA Holdings, Inc.
3.350%, 5/15/24	600,000	609,501
3.150%, 3/15/25	1,000,000	1,011,833
3.350%, 5/3/26	410,000	415,523
1.375%, 9/15/30	1,665,000	1,450,359
CNA Financial Corp.
4.500%, 3/1/26	500,000	520,524
3.450%, 8/15/27	500,000	499,840
3.900%, 5/1/29	210,000	214,866
2.050%, 8/15/30	170,000	151,294
Enstar Group Ltd.
4.950%, 6/1/29(x)	350,000	363,519
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	259,269
4.625%, 4/29/30(x)	750,000	768,938
3.375%, 3/3/31	355,000	332,894
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	486,074
3.400%, 6/15/30	300,000	287,452
First American Financial Corp.
4.600%, 11/15/24	500,000	514,465
4.000%, 5/15/30	180,000	180,930
2.400%, 8/15/31	315,000	275,883
Globe Life, Inc.
4.550%, 9/15/28	500,000	526,378
2.150%, 8/15/30	500,000	447,894
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	787,826
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29(x)	535,000	510,188
Kemper Corp.
4.350%, 2/15/25	355,000	362,800
2.400%, 9/30/30	500,000	437,240
3.800%, 2/23/32(x)	500,000	480,195
Lincoln National Corp.
4.000%, 9/1/23(x)	215,000	218,700
3.625%, 12/12/26	500,000	510,106
3.400%, 3/1/32	750,000	721,369
Loews Corp.
2.625%, 5/15/23	900,000	902,051
3.750%, 4/1/26	300,000	308,429
3.200%, 5/15/30(x)	60,000	59,068
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,028,030
2.484%, 5/19/27	350,000	336,331
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	748,032
3.703%, 3/16/32	500,000	504,970
Markel Corp.
3.500%, 11/1/27	350,000	350,278
3.350%, 9/17/29	90,000	88,038
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24	500,000	510,226
3.500%, 6/3/24	1,000,000	1,013,870
4.375%, 3/15/29	700,000	738,382
2.375%, 12/15/31(x)	340,000	309,688
Mercury General Corp.
4.400%, 3/15/27	300,000	306,777
MetLife, Inc.
3.000%, 3/1/25	500,000	501,294
3.600%, 11/13/25	1,300,000	1,327,500
Series D
4.368%, 9/15/23(e)	667,000	686,363
Old Republic International Corp.
4.875%, 10/1/24	400,000	413,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 8/26/26	$500,000	$504,049
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	353,808
Principal Financial Group, Inc.
3.100%, 11/15/26(x)	350,000	346,575
3.700%, 5/15/29	375,000	382,921
2.125%, 6/15/30	750,000	678,900
Progressive Corp. (The)
2.500%, 3/15/27	290,000	284,279
3.000%, 3/15/32	350,000	338,644
Prudential Financial, Inc.
1.500%, 3/10/26	250,000	235,674
3.878%, 3/27/28	650,000	669,537
2.100%, 3/10/30(x)	235,000	216,935
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)(x)	1,075,000	1,038,681
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	2,500,000	2,571,782
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)	175,000	176,312
Prudential plc
3.125%, 4/14/30	1,500,000	1,451,648
3.625%, 3/24/32	500,000	493,504
Reinsurance Group of America, Inc.
4.700%, 9/15/23(x)	1,000,000	1,027,145
3.900%, 5/15/29(x)	175,000	178,091
3.150%, 6/15/30(x)	175,000	168,402
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	253,283
3.450%, 7/1/27	195,000	196,509
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	500,519
Trinity Acquisition plc
4.400%, 3/15/26	250,000	258,609
Unum Group
4.000%, 3/15/24	300,000	305,095
4.000%, 6/15/29	180,000	183,468
Willis North America, Inc.
3.600%, 5/15/24	550,000	552,829
4.500%, 9/15/28	500,000	518,255
2.950%, 9/15/29	540,000	506,200

		56,425,041

Thrifts & Mortgage Finance (0.0%)
BPCE SA
4.000%, 4/15/24	1,250,000	1,272,194
3.375%, 12/2/26	500,000	496,982

		1,769,176

Total Financials		845,188,025

Health Care (2.7%)
Biotechnology (0.5%)
AbbVie, Inc.
2.850%, 5/14/23(x)	1,000,000	1,005,637
3.750%, 11/14/23(x)	700,000	714,117
3.850%, 6/15/24	1,250,000	1,275,290
2.600%, 11/21/24	2,790,000	2,772,699
3.800%, 3/15/25	1,125,000	1,148,629
3.200%, 5/14/26	1,500,000	1,503,653
2.950%, 11/21/26	1,430,000	1,420,991
3.200%, 11/21/29	3,790,000	3,745,271
Amgen, Inc.
2.250%, 8/19/23(x)	1,150,000	1,144,706
3.625%, 5/22/24	750,000	763,878
1.900%, 2/21/25(x)	265,000	257,833
3.125%, 5/1/25(x)	250,000	248,840
2.600%, 8/19/26(x)	1,150,000	1,113,279
2.200%, 2/21/27	705,000	677,467
3.200%, 11/2/27	1,250,000	1,254,722
1.650%, 8/15/28	600,000	536,980
3.000%, 2/22/29	290,000	279,983
2.450%, 2/21/30	950,000	892,265
3.350%, 2/22/32	290,000	287,352
Baxalta, Inc.
4.000%, 6/23/25	239,000	243,315
Biogen, Inc.
4.050%, 9/15/25	570,000	584,923
2.250%, 5/1/30(x)	735,000	644,109
Gilead Sciences, Inc.
2.500%, 9/1/23	755,000	756,097
0.750%, 9/29/23	347,000	338,746
3.700%, 4/1/24	1,000,000	1,017,067
1.200%, 10/1/27	235,000	211,612
1.650%, 10/1/30	2,790,000	2,449,010
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	2,350,000	2,032,135

		29,320,606

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
2.950%, 3/15/25	1,000,000	1,006,683
3.875%, 9/15/25	490,000	506,736
3.750%, 11/30/26	978,000	1,016,471
1.150%, 1/30/28	170,000	155,186
1.400%, 6/30/30(x)	160,000	142,489
Baxter International, Inc.
0.868%, 12/1/23§	500,000	484,211
1.322%, 11/29/24§	500,000	479,086
2.600%, 8/15/26	500,000	485,255
1.915%, 2/1/27§	500,000	467,383
2.272%, 12/1/28§	500,000	464,288
Becton Dickinson and Co.
3.363%, 6/6/24	454,000	457,519
3.734%, 12/15/24	508,000	516,110
3.700%, 6/6/27	1,467,000	1,490,994
2.823%, 5/20/30(x)	355,000	337,961
1.957%, 2/11/31	665,000	585,909
Boston Scientific Corp.
3.450%, 3/1/24	274,000	276,150
1.900%, 6/1/25	310,000	297,953
DH Europe Finance II SARL
2.200%, 11/15/24	500,000	490,231
2.600%, 11/15/29	315,000	299,784
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	782,368
Medtronic, Inc.
3.500%, 3/15/25	934,000	951,939
Smith & Nephew plc
2.032%, 10/14/30(x)	500,000	435,018
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	393,205
Stryker Corp.
0.600%, 12/1/23	165,000	159,750
1.150%, 6/15/25	500,000	464,711
3.375%, 11/1/25(x)	2,000,000	1,997,934
3.500%, 3/15/26	375,000	377,491
3.650%, 3/7/28	600,000	595,562
1.950%, 6/15/30	500,000	448,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/24(x)	$355,000	$340,711
2.600%, 11/24/31	500,000	455,622

		17,362,778

Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	250,000	246,134
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	102,352
Series 2020
2.211%, 6/15/30	150,000	138,829
Aetna, Inc.
2.800%, 6/15/23	675,000	677,656
3.500%, 11/15/24	500,000	505,722
AmerisourceBergen Corp.
3.400%, 5/15/24	600,000	603,096
3.450%, 12/15/27	400,000	398,295
2.800%, 5/15/30	750,000	703,526
2.700%, 3/15/31	600,000	550,356
Anthem, Inc.
3.350%, 12/1/24	500,000	504,506
2.375%, 1/15/25(x)	555,000	545,346
1.500%, 3/15/26(x)	750,000	706,838
3.650%, 12/1/27	715,000	729,792
2.875%, 9/15/29	200,000	193,487
2.250%, 5/15/30	165,000	151,496
2.550%, 3/15/31(x)	750,000	700,448
Banner Health
2.338%, 1/1/30	190,000	176,717
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30	50,000	44,810
Cardinal Health, Inc.
3.079%, 6/15/24	500,000	500,137
3.410%, 6/15/27	1,250,000	1,254,151
Cigna Corp.
3.750%, 7/15/23	539,000	546,760
0.613%, 3/15/24	300,000	286,748
4.125%, 11/15/25	525,000	539,001
4.500%, 2/25/26	1,000,000	1,034,964
1.250%, 3/15/26(x)	500,000	458,010
4.375%, 10/15/28	1,340,000	1,409,112
2.400%, 3/15/30	4,350,000	4,021,296
2.375%, 3/15/31	450,000	411,404
CommonSpirit Health
2.760%, 10/1/24	150,000	148,495
1.547%, 10/1/25(x)	330,000	309,964
3.347%, 10/1/29	185,000	179,662
2.782%, 10/1/30	340,000	316,418
CVS Health Corp.
2.625%, 8/15/24(x)	235,000	234,230
4.100%, 3/25/25(x)	961,000	986,059
3.875%, 7/20/25	2,400,000	2,450,482
2.875%, 6/1/26	1,500,000	1,487,852
3.000%, 8/15/26(x)	250,000	243,087
1.300%, 8/21/27	1,500,000	1,363,478
4.300%, 3/25/28	2,587,000	2,715,922
3.250%, 8/15/29	335,000	330,693
1.750%, 8/21/30	4,000,000	3,505,854
HCA, Inc.
4.750%, 5/1/23	845,000	864,224
5.000%, 3/15/24	1,360,000	1,408,334
5.250%, 4/15/25	945,000	992,477
5.250%, 6/15/26	1,000,000	1,055,970
4.500%, 2/15/27	820,000	839,475
3.125%, 3/15/27§	235,000	230,030
3.375%, 3/15/29§	335,000	326,630
4.125%, 6/15/29	525,000	535,426
2.375%, 7/15/31	750,000	667,163
3.625%, 3/15/32§	500,000	490,151
Humana, Inc.
0.650%, 8/3/23	250,000	242,440
1.350%, 2/3/27(x)	540,000	490,437
3.950%, 3/15/27	375,000	380,201
3.700%, 3/23/29	625,000	628,194
3.125%, 8/15/29	625,000	605,023
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	374,994
Laboratory Corp. of America Holdings
4.000%, 11/1/23(x)	500,000	505,859
3.250%, 9/1/24	750,000	750,213
2.300%, 12/1/24	250,000	243,442
1.550%, 6/1/26(x)	1,070,000	993,631
McKesson Corp.
0.900%, 12/3/25	295,000	271,209
1.300%, 8/15/26	1,665,000	1,530,906
Mercy Health
Series 2018
4.302%, 7/1/28(x)	125,000	130,499
PeaceHealth Obligated Group
Series 2020
1.375%, 11/15/25	125,000	117,984
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	395,926
Quest Diagnostics, Inc.
3.500%, 3/30/25	400,000	401,653
3.450%, 6/1/26	775,000	780,930
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	750,000	756,998
Sutter Health
Series 20A
1.321%, 8/15/25(x)	350,000	329,009
2.294%, 8/15/30	415,000	375,501
Toledo Hospital (The)
Series B
5.325%, 11/15/28	300,000	315,584
UnitedHealth Group, Inc.
3.500%, 6/15/23(x)	650,000	660,948
3.500%, 2/15/24(x)	200,000	203,786
0.550%, 5/15/24(x)	665,000	637,897
2.375%, 8/15/24	250,000	248,215
3.750%, 7/15/25	1,000,000	1,029,041
3.700%, 12/15/25	200,000	205,755
1.250%, 1/15/26(x)	265,000	249,362
3.100%, 3/15/26	500,000	504,071
1.150%, 5/15/26(x)	750,000	697,765
3.450%, 1/15/27	750,000	766,462
2.950%, 10/15/27	1,000,000	997,749
3.850%, 6/15/28	1,000,000	1,044,410
3.875%, 12/15/28	250,000	262,830
2.875%, 8/15/29	770,000	756,980
2.000%, 5/15/30	395,000	364,110
2.300%, 5/15/31(x)	750,000	700,673
Universal Health Services, Inc.
1.650%, 9/1/26(x)§	625,000	574,516

		60,348,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	$175,000	$166,267
2.100%, 6/4/30	290,000	260,234
2.300%, 3/12/31(x)	750,000	677,482
Danaher Corp.
3.350%, 9/15/25(x)	310,000	311,539
Illumina, Inc.
2.550%, 3/23/31	225,000	204,635
PerkinElmer, Inc.
0.850%, 9/15/24	295,000	280,127
3.300%, 9/15/29	625,000	607,933
2.550%, 3/15/31	415,000	379,133
2.250%, 9/15/31	355,000	313,146
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23	1,580,000	1,537,589
1.215%, 10/18/24	1,500,000	1,440,420
1.750%, 10/15/28(x)	890,000	811,889

		6,990,394

Pharmaceuticals (0.8%)
Astrazeneca Finance LLC
0.700%, 5/28/24	400,000	384,028
1.200%, 5/28/26	250,000	232,520
1.750%, 5/28/28(x)	400,000	369,151
2.250%, 5/28/31	325,000	302,317
AstraZeneca plc
0.300%, 5/26/23(x)	375,000	367,127
3.500%, 8/17/23(x)	350,000	355,757
3.375%, 11/16/25	1,500,000	1,521,639
0.700%, 4/8/26	1,000,000	915,555
3.125%, 6/12/27(x)	1,150,000	1,139,898
1.375%, 8/6/30	1,000,000	873,205
Bristol-Myers Squibb Co.
0.537%, 11/13/23	395,000	384,182
2.900%, 7/26/24	708,000	713,695
3.875%, 8/15/25	472,000	488,028
0.750%, 11/13/25	600,000	558,752
3.200%, 6/15/26	600,000	610,040
1.125%, 11/13/27(x)	600,000	547,582
3.900%, 2/20/28	2,750,000	2,864,269
3.400%, 7/26/29	773,000	784,513
1.450%, 11/13/30(x)	355,000	309,606
Eli Lilly and Co.
2.750%, 6/1/25	707,000	703,322
3.375%, 3/15/29	258,000	264,033
GlaxoSmithKline Capital plc
0.534%, 10/1/23	550,000	536,894
3.000%, 6/1/24(x)	875,000	882,779
GlaxoSmithKline Capital, Inc.
3.375%, 5/15/23	500,000	506,300
3.625%, 5/15/25	280,000	286,667
3.875%, 5/15/28	500,000	520,338
Johnson & Johnson
3.375%, 12/5/23	500,000	507,410
2.625%, 1/15/25(x)	750,000	750,460
0.550%, 9/1/25	500,000	466,332
2.450%, 3/1/26	750,000	745,299
2.950%, 3/3/27	2,000,000	2,019,042
0.950%, 9/1/27	625,000	570,405
1.300%, 9/1/30	705,000	628,077
Merck & Co., Inc.
2.800%, 5/18/23	1,700,000	1,715,188
2.900%, 3/7/24	340,000	343,339
2.750%, 2/10/25	1,000,000	995,000
0.750%, 2/24/26(x)	440,000	410,388
1.700%, 6/10/27(x)	600,000	564,798
1.900%, 12/10/28(x)	300,000	279,934
3.400%, 3/7/29	750,000	768,639
1.450%, 6/24/30(x)	895,000	795,469
2.150%, 12/10/31	570,000	529,142
Mylan, Inc.
4.550%, 4/15/28	500,000	507,121
Novartis Capital Corp.
1.750%, 2/14/25(x)	750,000	731,317
2.000%, 2/14/27	750,000	718,199
3.100%, 5/17/27(x)	1,000,000	1,005,230
Pfizer, Inc.
3.000%, 6/15/23(x)	1,000,000	1,009,004
3.200%, 9/15/23	750,000	760,006
2.950%, 3/15/24(x)	750,000	751,185
3.400%, 5/15/24	1,500,000	1,525,676
0.800%, 5/28/25	315,000	296,738
2.750%, 6/3/26	1,000,000	999,793
3.600%, 9/15/28(x)	1,350,000	1,399,981
3.450%, 3/15/29	1,000,000	1,025,527
1.700%, 5/28/30	250,000	226,432
1.750%, 8/18/31(x)	490,000	438,816
Royalty Pharma plc
0.750%, 9/2/23	535,000	519,840
1.200%, 9/2/25	715,000	661,111
1.750%, 9/2/27	455,000	413,794
2.200%, 9/2/30	415,000	363,050
Sanofi
3.375%, 6/19/23	750,000	760,805
3.625%, 6/19/28(x)	750,000	779,490
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	2,450,000	2,452,931
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,088,657
2.050%, 3/31/30(x)	470,000	423,055
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	1,750,000	1,738,275
Viatris, Inc.
1.650%, 6/22/25	535,000	496,535
2.300%, 6/22/27	375,000	341,971
2.700%, 6/22/30	885,000	777,503
Zoetis, Inc.
4.500%, 11/13/25	750,000	782,908
3.000%, 9/12/27	500,000	487,823
3.900%, 8/20/28	350,000	356,817
2.000%, 5/15/30	500,000	447,632

		53,798,341

Total Health Care		167,820,387

Industrials (2.1%)
Aerospace & Defense (0.7%)
Boeing Co. (The)
4.508%, 5/1/23	1,500,000	1,525,853
1.875%, 6/15/23	300,000	296,535
1.950%, 2/1/24	330,000	323,414
1.433%, 2/4/24	835,000	807,880
2.800%, 3/1/24	500,000	495,569
2.850%, 10/30/24(x)	300,000	295,586
4.875%, 5/1/25	1,430,000	1,476,651
2.600%, 10/30/25	650,000	624,668
2.750%, 2/1/26	600,000	582,328
2.196%, 2/4/26	1,250,000	1,185,502
3.100%, 5/1/26	500,000	489,480
2.250%, 6/15/26	300,000	285,360
2.700%, 2/1/27	365,000	348,684
5.040%, 5/1/27	1,500,000	1,579,209
3.250%, 2/1/28	600,000	579,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.450%, 11/1/28	$300,000	$290,988
3.200%, 3/1/29	500,000	476,837
2.950%, 2/1/30	750,000	694,975
5.150%, 5/1/30	3,000,000	3,195,559
General Dynamics Corp.
3.375%, 5/15/23	625,000	632,431
1.875%, 8/15/23	650,000	646,944
2.375%, 11/15/24(x)	500,000	493,033
3.500%, 5/15/25	750,000	761,438
1.150%, 6/1/26	415,000	386,119
2.125%, 8/15/26	750,000	724,492
3.750%, 5/15/28	805,000	825,945
Huntington Ingalls Industries, Inc.
0.670%, 8/16/23§	305,000	296,060
2.043%, 8/16/28§	1,000,000	906,270
L3Harris Technologies, Inc.
3.850%, 6/15/23	535,000	541,805
3.950%, 5/28/24(x)	206,000	209,849
3.832%, 4/27/25	200,000	204,755
3.850%, 12/15/26	245,000	249,717
4.400%, 6/15/28	1,750,000	1,820,893
Leidos, Inc.
2.950%, 5/15/23	110,000	110,208
3.625%, 5/15/25	120,000	120,578
4.375%, 5/15/30	95,000	96,979
Lockheed Martin Corp.
2.900%, 3/1/25	250,000	248,025
3.550%, 1/15/26	1,250,000	1,284,658
Northrop Grumman Corp.
3.250%, 8/1/23	2,100,000	2,125,623
2.930%, 1/15/25	1,000,000	1,003,201
3.250%, 1/15/28	1,500,000	1,503,099
Precision Castparts Corp.
3.250%, 6/15/25	750,000	758,295
Raytheon Technologies Corp.
3.200%, 3/15/24	1,000,000	1,010,177
3.950%, 8/16/25	375,000	386,826
3.500%, 3/15/27	715,000	727,738
3.125%, 5/4/27(x)	1,250,000	1,250,846
4.125%, 11/16/28	2,000,000	2,096,405
1.900%, 9/1/31	1,520,000	1,345,310
2.375%, 3/15/32	750,000	690,728
Textron, Inc.
3.875%, 3/1/25	285,000	294,783
4.000%, 3/15/26	175,000	178,464
3.650%, 3/15/27	250,000	252,264

		39,738,867

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	514,755
FedEx Corp.
3.250%, 4/1/26(x)	500,000	502,292
3.400%, 2/15/28(x)	500,000	502,034
4.200%, 10/17/28	500,000	524,501
3.100%, 8/5/29(x)	750,000	739,169
United Parcel Service, Inc.
2.500%, 4/1/23	750,000	753,956
2.200%, 9/1/24	150,000	148,410
2.800%, 11/15/24	500,000	502,571
3.050%, 11/15/27(x)	750,000	756,238
3.400%, 3/15/29	310,000	316,249
2.500%, 9/1/29	150,000	144,486

		5,404,661

Airlines (0.0%)
Southwest Airlines Co.
5.250%, 5/4/25	765,000	803,747
3.000%, 11/15/26(x)	250,000	244,398
5.125%, 6/15/27	850,000	910,002
3.450%, 11/16/27(x)	250,000	247,976
2.625%, 2/10/30(x)	350,000	322,078

		2,528,201

Building Products (0.1%)
Carlisle Cos., Inc.
0.550%, 9/1/23	190,000	184,106
3.500%, 12/1/24	530,000	533,626
Carrier Global Corp.
2.242%, 2/15/25(x)	750,000	728,551
2.493%, 2/15/27	830,000	792,898
2.722%, 2/15/30	1,570,000	1,476,838
Fortune Brands Home & Security, Inc.
4.000%, 9/21/23	500,000	510,022
4.000%, 6/15/25	350,000	356,176
3.250%, 9/15/29	350,000	337,103
4.000%, 3/25/32	500,000	500,746
Johnson Controls International plc
3.625%, 7/2/24(e)	200,000	202,510
1.750%, 9/15/30	265,000	236,881
2.000%, 9/16/31(x)	585,000	515,211
Lennox International, Inc.
3.000%, 11/15/23	175,000	175,267
1.350%, 8/1/25	135,000	126,383
1.700%, 8/1/27	100,000	91,827
Masco Corp.
1.500%, 2/15/28	375,000	331,588
2.000%, 10/1/30	500,000	435,432
2.000%, 2/15/31	500,000	434,034
Owens Corning
4.200%, 12/1/24	300,000	306,957
3.400%, 8/15/26	285,000	284,992
3.950%, 8/15/29	250,000	253,362

		8,814,510

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27	600,000	615,644
RELX Capital, Inc.
4.000%, 3/18/29	750,000	770,449
3.000%, 5/22/30	250,000	238,595
Republic Services, Inc.
4.750%, 5/15/23	546,000	556,478
2.500%, 8/15/24	235,000	231,921
0.875%, 11/15/25	200,000	183,243
3.375%, 11/15/27	275,000	273,810
3.950%, 5/15/28	750,000	768,556
Steelcase, Inc.
5.125%, 1/18/29	350,000	359,673
Waste Connections, Inc.
3.500%, 5/1/29	750,000	741,505
Waste Management, Inc.
0.750%, 11/15/25(x)	135,000	124,211
3.150%, 11/15/27(x)	750,000	752,212
1.150%, 3/15/28	195,000	173,310
2.000%, 6/1/29	250,000	231,806

		6,021,413

Construction & Engineering (0.0%)
Quanta Services, Inc.
0.950%, 10/1/24(x)	160,000	151,561
2.900%, 10/1/30	1,000,000	922,115

		1,073,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	$500,000	$499,572
Emerson Electric Co.
3.150%, 6/1/25	350,000	351,977
0.875%, 10/15/26	665,000	611,264
1.800%, 10/15/27	235,000	220,268
2.000%, 12/21/28	600,000	559,574
2.200%, 12/21/31(x)	600,000	564,662
Hubbell, Inc.
3.350%, 3/1/26	750,000	750,257
3.150%, 8/15/27	150,000	148,534
3.500%, 2/15/28	500,000	501,774
2.300%, 3/15/31	290,000	263,609
Rockwell Automation, Inc.
0.350%, 8/15/23	235,000	228,506
2.875%, 3/1/25	500,000	496,803
3.500%, 3/1/29	300,000	306,990
1.750%, 8/15/31(x)	200,000	176,647

		5,680,437

Industrial Conglomerates (0.2%)
3M Co.
3.250%, 2/14/24	850,000	861,131
2.000%, 2/14/25(x)	500,000	484,964
3.000%, 8/7/25	750,000	753,640
2.250%, 9/19/26(x)	500,000	486,292
2.875%, 10/15/27(x)	500,000	496,329
3.625%, 9/14/28	500,000	512,995
2.375%, 8/26/29	750,000	713,982
Honeywell International, Inc.
2.300%, 8/15/24(x)	500,000	497,802
1.350%, 6/1/25(x)	500,000	474,688
2.500%, 11/1/26	1,000,000	988,149
1.100%, 3/1/27(x)	1,200,000	1,108,178
2.700%, 8/15/29	295,000	289,320
1.950%, 6/1/30	1,000,000	921,108
1.750%, 9/1/31(x)	960,000	859,098
Pentair Finance SARL
4.500%, 7/1/29	250,000	260,140
Roper Technologies, Inc.
3.650%, 9/15/23	1,000,000	1,010,231
2.350%, 9/15/24	165,000	162,211
1.000%, 9/15/25	310,000	287,351
3.850%, 12/15/25(x)	125,000	127,443
3.800%, 12/15/26	285,000	290,829
1.400%, 9/15/27	375,000	339,564
2.950%, 9/15/29	210,000	200,655
2.000%, 6/30/30(x)	440,000	387,940
Trane Technologies Luxembourg Finance SA
3.500%, 3/21/26(x)	500,000	502,234
3.800%, 3/21/29	500,000	505,630

		13,521,904

Machinery (0.3%)
Caterpillar, Inc.
3.400%, 5/15/24	715,000	725,842
2.600%, 9/19/29	350,000	339,400
1.900%, 3/12/31	350,000	322,180
CNH Industrial Capital LLC
1.950%, 7/2/23	160,000	158,338
4.200%, 1/15/24	700,000	710,632
1.875%, 1/15/26(x)	875,000	825,931
1.450%, 7/15/26	500,000	459,948
CNH Industrial NV
3.850%, 11/15/27	655,000	657,527
Crane Co.
4.450%, 12/15/23	400,000	408,485
Cummins, Inc.
3.650%, 10/1/23	500,000	506,804
0.750%, 9/1/25(x)	165,000	152,822
Dover Corp.
3.150%, 11/15/25	250,000	249,013
2.950%, 11/4/29	105,000	102,186
Fortive Corp.
3.150%, 6/15/26	1,500,000	1,495,864
IDEX Corp.
3.000%, 5/1/30	250,000	234,819
Illinois Tool Works, Inc.
3.500%, 3/1/24(x)	1,000,000	1,017,103
2.650%, 11/15/26(x)	950,000	944,400
Kennametal, Inc.
4.625%, 6/15/28	250,000	259,805
nVent Finance Sarl
2.750%, 11/15/31	500,000	448,541
Oshkosh Corp.
4.600%, 5/15/28(x)	250,000	255,673
Otis Worldwide Corp.
2.056%, 4/5/25(x)	1,030,000	1,003,839
2.293%, 4/5/27	800,000	757,449
2.565%, 2/15/30	925,000	863,190
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	163,911
3.300%, 11/21/24(x)	600,000	602,846
3.250%, 6/14/29	270,000	266,187
Stanley Black & Decker, Inc.
2.300%, 2/24/25	265,000	260,588
3.400%, 3/1/26	355,000	358,988
4.250%, 11/15/28	350,000	368,126
3.000%, 5/15/32	285,000	275,213
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60(k)(x)	310,000	305,290
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24(e)	750,000	764,040
3.200%, 6/15/25	180,000	174,825
3.450%, 11/15/26(x)	500,000	490,950
4.950%, 9/15/28(e)	750,000	795,075
Xylem, Inc.
3.250%, 11/1/26	570,000	570,463
1.950%, 1/30/28	350,000	324,768

		18,621,061

Professional Services (0.0%)
Equifax, Inc.
3.950%, 6/15/23	100,000	100,913
2.600%, 12/1/24	250,000	247,256
Thomson Reuters Corp.
4.300%, 11/23/23	500,000	510,528
3.350%, 5/15/26	570,000	573,353
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	408,438
4.125%, 3/15/29	500,000	515,445

		2,355,933

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.850%, 9/1/23(x)	750,000	761,136
3.750%, 4/1/24	250,000	254,521
3.400%, 9/1/24	500,000	509,065
3.000%, 4/1/25(x)	750,000	755,608
3.650%, 9/1/25	500,000	511,913
3.250%, 6/15/27(x)	400,000	405,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Canadian National Railway Co.
2.950%, 11/21/24	$250,000	$249,273
Canadian Pacific Railway Co.
1.350%, 12/2/24	570,000	546,535
2.900%, 2/1/25	1,000,000	996,857
1.750%, 12/2/26	290,000	269,818
2.050%, 3/5/30	180,000	164,442
2.450%, 12/2/31	335,000	310,862
CSX Corp.
3.350%, 11/1/25	500,000	504,776
2.600%, 11/1/26	750,000	736,940
3.250%, 6/1/27	550,000	553,267
JB Hunt Transport Services, Inc.
3.875%, 3/1/26(x)	500,000	511,107
Kansas City Southern
3.000%, 5/15/23	121,000	121,338
2.875%, 11/15/29	310,000	297,885
Norfolk Southern Corp.
2.900%, 6/15/26	500,000	494,638
3.150%, 6/1/27	365,000	362,755
2.550%, 11/1/29	500,000	479,130
Ryder System, Inc.
3.750%, 6/9/23	500,000	504,645
3.875%, 12/1/23(x)	250,000	252,561
3.650%, 3/18/24	350,000	353,035
2.500%, 9/1/24	385,000	378,648
3.350%, 9/1/25	500,000	499,219
1.750%, 9/1/26	310,000	289,583
2.900%, 12/1/26	220,000	213,665
2.850%, 3/1/27	145,000	140,715
Union Pacific Corp.
2.750%, 4/15/23	1,000,000	1,002,382
3.500%, 6/8/23	750,000	760,056
3.646%, 2/15/24(x)	500,000	508,598
3.150%, 3/1/24	200,000	201,407
3.750%, 7/15/25	625,000	638,908
3.250%, 8/15/25	250,000	250,472
2.750%, 3/1/26	250,000	247,621
2.150%, 2/5/27	500,000	481,149
3.700%, 3/1/29	530,000	546,747
2.400%, 2/5/30(x)	430,000	406,101
2.375%, 5/20/31	470,000	440,109
2.800%, 2/14/32	350,000	336,908

		18,249,398

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.875%, 7/3/23	500,000	504,833
0.800%, 8/18/24	415,000	390,406
4.250%, 9/15/24	1,000,000	1,012,965
2.300%, 2/1/25	350,000	336,886
3.375%, 7/1/25	235,000	231,929
2.875%, 1/15/26	790,000	761,902
3.750%, 6/1/26	375,000	372,561
1.875%, 8/15/26	375,000	338,880
2.200%, 1/15/27(x)	750,000	677,420
2.100%, 9/1/28(x)	455,000	398,973
3.000%, 2/1/30(x)	250,000	229,482
3.125%, 12/1/30	350,000	323,692
2.875%, 1/15/32(x)	750,000	667,420
Aircastle Ltd.
5.000%, 4/1/23	465,000	472,522
4.400%, 9/25/23	500,000	501,669
4.125%, 5/1/24(x)	465,000	462,805
4.250%, 6/15/26	235,000	230,737
GATX Corp.
4.350%, 2/15/24	1,000,000	1,022,842
3.250%, 3/30/25	400,000	397,566
WW Grainger, Inc.
1.850%, 2/15/25	350,000	340,097

		9,675,587

Total Industrials		131,685,648

Information Technology (3.0%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.200%, 9/20/23(x)	750,000	750,750
3.500%, 6/15/25	425,000	435,569
2.950%, 2/28/26(x)	750,000	758,011
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	195,420
3.750%, 8/15/29(x)	500,000	498,092
2.000%, 12/10/30	320,000	276,152
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	571,210
4.600%, 5/23/29	350,000	364,118
2.750%, 5/24/31	1,500,000	1,356,046

		5,205,368

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	493,024
3.550%, 10/1/27	500,000	491,423
Amphenol Corp.
3.200%, 4/1/24	250,000	251,326
2.050%, 3/1/25	1,000,000	967,966
2.200%, 9/15/31	440,000	389,956
Arrow Electronics, Inc.
3.250%, 9/8/24(x)	300,000	300,620
Avnet, Inc.
4.625%, 4/15/26	500,000	512,320
3.000%, 5/15/31	500,000	455,827
CDW LLC
2.670%, 12/1/26(x)	715,000	671,864
3.276%, 12/1/28	535,000	502,204
3.569%, 12/1/31	750,000	693,900
Flex Ltd.
4.750%, 6/15/25	800,000	824,500
3.750%, 2/1/26	500,000	502,700
4.875%, 6/15/29	350,000	364,175
4.875%, 5/12/30	665,000	689,231
Jabil, Inc.
1.700%, 4/15/26	185,000	172,516
3.950%, 1/12/28	270,000	271,196
3.600%, 1/15/30	150,000	145,205
Keysight Technologies, Inc.
4.550%, 10/30/24(x)	600,000	617,026
4.600%, 4/6/27	465,000	488,203
3.000%, 10/30/29	250,000	240,726
Teledyne Technologies, Inc.
0.650%, 4/1/23	500,000	490,123
0.950%, 4/1/24	500,000	480,307
1.600%, 4/1/26	500,000	468,989
2.250%, 4/1/28	500,000	462,631
Trimble, Inc.
4.150%, 6/15/23	350,000	354,633
4.750%, 12/1/24(x)	350,000	360,250
4.900%, 6/15/28	450,000	466,661
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	337,796
3.700%, 2/15/26	250,000	254,184
3.125%, 8/15/27	365,000	362,761
2.500%, 2/4/32	85,000	79,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Vontier Corp.
1.800%, 4/1/26	$310,000	$280,305
2.400%, 4/1/28	500,000	439,100

		14,882,819

IT Services (0.7%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	454,145
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	510,739
1.700%, 5/15/28	485,000	448,774
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	352,856
2.900%, 12/1/29	500,000	474,067
2.600%, 5/1/31	1,000,000	907,665
DXC Technology Co.
1.800%, 9/15/26	750,000	688,503
2.375%, 9/15/28	750,000	679,732
Fidelity National Information Services, Inc.
0.600%, 3/1/24	200,000	191,534
1.150%, 3/1/26	325,000	299,015
1.650%, 3/1/28(x)	215,000	191,900
2.250%, 3/1/31	600,000	529,814
Fiserv, Inc.
3.800%, 10/1/23	375,000	379,161
2.750%, 7/1/24	1,350,000	1,343,223
3.850%, 6/1/25	1,500,000	1,526,625
3.200%, 7/1/26	250,000	249,500
2.250%, 6/1/27	1,000,000	947,606
4.200%, 10/1/28	465,000	479,007
3.500%, 7/1/29	890,000	874,139
2.650%, 6/1/30(x)	1,500,000	1,381,978
Genpact Luxembourg Sarl
3.375%, 12/1/24	250,000	250,505
1.750%, 4/10/26	200,000	185,622
Global Payments, Inc.
3.750%, 6/1/23	450,000	454,508
4.000%, 6/1/23	500,000	506,879
1.500%, 11/15/24(x)	275,000	263,023
2.650%, 2/15/25	750,000	735,841
1.200%, 3/1/26(x)	560,000	514,680
4.800%, 4/1/26	1,000,000	1,047,739
2.150%, 1/15/27	500,000	468,811
4.450%, 6/1/28	500,000	514,691
3.200%, 8/15/29	750,000	712,353
2.900%, 5/15/30	235,000	217,033
2.900%, 11/15/31	500,000	454,836
International Business Machines Corp.
3.375%, 8/1/23	1,000,000	1,014,479
3.625%, 2/12/24	1,000,000	1,018,773
3.000%, 5/15/24	2,750,000	2,769,679
3.450%, 2/19/26	1,000,000	1,016,445
3.300%, 5/15/26	1,500,000	1,516,102
3.300%, 1/27/27	1,095,000	1,106,158
2.200%, 2/9/27(x)	185,000	178,266
1.700%, 5/15/27	405,000	379,953
1.950%, 5/15/30	220,000	200,301
2.720%, 2/9/32	380,000	360,673
Mastercard, Inc.
3.375%, 4/1/24	1,000,000	1,017,409
2.000%, 3/3/25	500,000	492,267
2.950%, 11/21/26	1,150,000	1,154,620
3.500%, 2/26/28	140,000	144,641
2.950%, 6/1/29	700,000	697,087
1.900%, 3/15/31(x)	1,200,000	1,098,922
2.000%, 11/18/31	500,000	452,889
PayPal Holdings, Inc.
1.350%, 6/1/23	555,000	550,747
2.400%, 10/1/24	535,000	532,153
1.650%, 6/1/25	1,000,000	962,719
2.650%, 10/1/26	335,000	330,176
2.300%, 6/1/30	1,000,000	930,124
Visa, Inc.
3.150%, 12/14/25	3,450,000	3,496,094
0.750%, 8/15/27(x)	465,000	421,968
2.750%, 9/15/27	300,000	299,166
Western Union Co. (The)
4.250%, 6/9/23(x)	250,000	253,306
2.850%, 1/10/25	125,000	122,620
1.350%, 3/15/26	350,000	322,114
2.750%, 3/15/31(x)	350,000	318,028

		42,394,383

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
2.950%, 6/1/24	650,000	648,346
Altera Corp.
4.100%, 11/15/23	600,000	612,858
Analog Devices, Inc.
3.500%, 12/5/26	500,000	511,162
1.700%, 10/1/28	340,000	307,807
2.100%, 10/1/31	435,000	387,632
Applied Materials, Inc.
1.750%, 6/1/30	585,000	529,120
Broadcom, Inc.
3.459%, 9/15/26	260,000	257,767
1.950%, 2/15/28(x)§	515,000	464,177
4.110%, 9/15/28	3,692,000	3,736,425
4.000%, 4/15/29§	250,000	250,030
5.000%, 4/15/30	4,500,000	4,789,682
2.450%, 2/15/31§	1,250,000	1,108,702
4.150%, 4/15/32§	200,000	199,756
Intel Corp.
3.700%, 7/29/25	1,795,000	1,840,648
2.600%, 5/19/26(x)	500,000	496,121
3.150%, 5/11/27(x)	2,000,000	2,016,171
1.600%, 8/12/28	405,000	370,331
2.450%, 11/15/29	1,605,000	1,515,543
3.900%, 3/25/30	1,000,000	1,051,768
2.000%, 8/12/31(x)	750,000	674,939
KLA Corp.
4.100%, 3/15/29	625,000	656,092
Lam Research Corp.
3.800%, 3/15/25	350,000	359,041
3.750%, 3/15/26	750,000	771,665
4.000%, 3/15/29	530,000	557,019
Marvell Technology, Inc.
4.200%, 6/22/23(x)	350,000	355,572
1.650%, 4/15/26	335,000	310,454
2.450%, 4/15/28	335,000	308,777
4.875%, 6/22/28	350,000	366,867
2.950%, 4/15/31	290,000	266,630
Maxim Integrated Products, Inc.
3.450%, 6/15/27	500,000	497,863
Micron Technology, Inc.
4.975%, 2/6/26	350,000	367,729
4.185%, 2/15/27(x)	375,000	384,566
5.327%, 2/6/29	350,000	379,407
2.703%, 4/15/32	220,000	192,389
NVIDIA Corp.
0.309%, 6/15/23	850,000	829,892
0.584%, 6/14/24(x)	760,000	728,795
3.200%, 9/16/26	850,000	865,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.550%, 6/15/28	$1,000,000	$904,873
2.000%, 6/15/31	1,000,000	910,051
NXP BV
4.875%, 3/1/24§	500,000	513,920
2.700%, 5/1/25§	100,000	97,112
5.350%, 3/1/26§	500,000	526,656
3.875%, 6/18/26§	500,000	502,437
3.150%, 5/1/27§	165,000	160,324
5.550%, 12/1/28§	335,000	362,457
4.300%, 6/18/29§	750,000	774,516
3.400%, 5/1/30§	1,215,000	1,177,639
2.500%, 5/11/31§	500,000	448,688
Qorvo, Inc.
1.750%, 12/15/24§	220,000	209,851
QUALCOMM, Inc.
2.900%, 5/20/24	1,000,000	1,003,548
3.250%, 5/20/27	1,500,000	1,516,648
2.150%, 5/20/30	500,000	458,613
Texas Instruments, Inc.
2.250%, 5/1/23	750,000	751,443
2.625%, 5/15/24(x)	216,000	216,175
1.375%, 3/12/25	105,000	100,900
1.125%, 9/15/26(x)	335,000	310,625
2.900%, 11/3/27	355,000	356,118
2.250%, 9/4/29	320,000	303,362
1.900%, 9/15/31(x)	600,000	542,035

		42,115,498

Software (0.6%)
Adobe, Inc.
1.900%, 2/1/25	470,000	458,630
2.150%, 2/1/27(x)	465,000	450,825
Autodesk, Inc.
4.375%, 6/15/25	600,000	617,331
3.500%, 6/15/27	1,000,000	1,006,033
2.850%, 1/15/30	195,000	184,092
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	179,524
Citrix Systems, Inc.
1.250%, 3/1/26(x)	800,000	769,933
Fortinet, Inc.
1.000%, 3/15/26	185,000	168,407
2.200%, 3/15/31(x)	125,000	110,185
Intuit, Inc.
0.650%, 7/15/23	160,000	156,643
0.950%, 7/15/25(x)	250,000	234,278
1.350%, 7/15/27	165,000	150,351
Microsoft Corp.
2.375%, 5/1/23	1,250,000	1,254,110
2.000%, 8/8/23	1,350,000	1,348,221
2.875%, 2/6/24	335,000	338,018
2.700%, 2/12/25	1,500,000	1,504,759
2.400%, 8/8/26	3,260,000	3,229,971
3.300%, 2/6/27	1,000,000	1,026,911
Oracle Corp.
3.400%, 7/8/24	2,000,000	2,015,771
2.950%, 11/15/24	750,000	744,906
2.950%, 5/15/25	3,000,000	2,961,791
1.650%, 3/25/26	680,000	629,664
2.650%, 7/15/26	2,805,000	2,686,858
3.250%, 11/15/27(x)	1,000,000	975,380
2.300%, 3/25/28(x)	1,070,000	974,188
2.950%, 4/1/30	5,000,000	4,624,219
salesforce.com, Inc.
3.250%, 4/11/23	375,000	379,678
0.625%, 7/15/24(x)	415,000	397,419
3.700%, 4/11/28	375,000	388,446
1.500%, 7/15/28(x)	650,000	593,502
1.950%, 7/15/31	1,200,000	1,091,882
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,699,897
VMware, Inc.
0.600%, 8/15/23	435,000	422,749
1.000%, 8/15/24(x)	470,000	448,425
1.400%, 8/15/26	310,000	283,375
3.900%, 8/21/27	2,050,000	2,074,175
1.800%, 8/15/28	405,000	360,318

		36,940,865

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
0.750%, 5/11/23(x)	585,000	576,331
3.000%, 2/9/24(x)	495,000	501,283
3.450%, 5/6/24	1,500,000	1,529,744
2.850%, 5/11/24	750,000	755,597
1.800%, 9/11/24	750,000	736,611
2.750%, 1/13/25	750,000	750,885
2.500%, 2/9/25	1,000,000	997,698
1.125%, 5/11/25	500,000	476,653
0.550%, 8/20/25(x)	1,000,000	931,879
0.700%, 2/8/26	1,000,000	929,167
2.450%, 8/4/26	1,675,000	1,656,985
2.050%, 9/11/26	750,000	729,195
3.350%, 2/9/27	1,500,000	1,532,634
3.200%, 5/11/27	923,000	936,957
3.000%, 6/20/27	2,060,000	2,084,675
3.000%, 11/13/27	2,250,000	2,269,350
1.200%, 2/8/28	1,000,000	908,646
1.400%, 8/5/28	1,000,000	915,187
2.200%, 9/11/29	750,000	715,236
1.650%, 5/11/30	440,000	399,240
1.250%, 8/20/30	1,000,000	871,515
1.650%, 2/8/31	2,000,000	1,794,437
1.700%, 8/5/31(x)	1,000,000	895,615
Dell International LLC
5.450%, 6/15/23	823,000	851,532
4.000%, 7/15/24	500,000	511,069
5.850%, 7/15/25	1,000,000	1,068,072
6.020%, 6/15/26	2,445,000	2,654,489
4.900%, 10/1/26	1,300,000	1,367,372
5.300%, 10/1/29	1,500,000	1,634,154
Hewlett Packard Enterprise Co.
2.250%, 4/1/23	750,000	749,359
1.450%, 4/1/24(x)	600,000	582,419
4.900%, 10/15/25(e)	1,500,000	1,571,511
1.750%, 4/1/26(x)	600,000	562,694
HP, Inc.
2.200%, 6/17/25	750,000	723,420
1.450%, 6/17/26(x)	750,000	690,781
3.000%, 6/17/27(x)	750,000	730,805
4.000%, 4/15/29	500,000	498,236
3.400%, 6/17/30	750,000	717,341
2.650%, 6/17/31	750,000	670,903
4.200%, 4/15/32	500,000	499,298
NetApp, Inc.
3.300%, 9/29/24	500,000	502,865
1.875%, 6/22/25	215,000	205,780
2.375%, 6/22/27	300,000	285,822
2.700%, 6/22/30	300,000	277,228
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	227,101
Western Digital Corp.
2.850%, 2/1/29	500,000	458,041

		41,935,812

Total Information Technology		183,474,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.7%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
3.350%, 7/31/24	$750,000	$758,765
1.500%, 10/15/25	130,000	123,698
1.850%, 5/15/27	195,000	184,084
2.050%, 5/15/30	125,000	115,026
Albemarle Corp.
4.150%, 12/1/24	250,000	255,627
Cabot Corp.
4.000%, 7/1/29	500,000	513,101
Celanese US Holdings LLC
3.500%, 5/8/24	300,000	299,801
1.400%, 8/5/26	250,000	225,283
Dow Chemical Co. (The)
3.625%, 5/15/26	500,000	503,972
4.800%, 11/30/28	500,000	536,660
DuPont de Nemours, Inc.
4.493%, 11/15/25	1,150,000	1,194,896
4.725%, 11/15/28	2,000,000	2,142,237
Ecolab, Inc.
0.900%, 12/15/23(x)	335,000	325,379
2.700%, 11/1/26	215,000	212,192
1.650%, 2/1/27(x)	1,000,000	938,327
EI du Pont de Nemours & Co.
1.700%, 7/15/25	145,000	138,904
FMC Corp.
4.100%, 2/1/24	1,500,000	1,521,224
3.200%, 10/1/26	350,000	347,250
International Flavors & Fragrances, Inc.
4.450%, 9/26/28(x)	385,000	400,074
Linde, Inc.
3.200%, 1/30/26	350,000	352,112
1.100%, 8/10/30(x)	500,000	428,783
LYB International Finance BV
4.000%, 7/15/23	622,000	631,838
LYB International Finance III LLC
1.250%, 10/1/25	241,000	222,977
2.250%, 10/1/30(x)	270,000	243,109
Mosaic Co. (The)
4.250%, 11/15/23	1,000,000	1,021,006
4.050%, 11/15/27	750,000	768,174
NewMarket Corp.
2.700%, 3/18/31	500,000	457,751
Nutrien Ltd.
1.900%, 5/13/23	175,000	173,137
4.000%, 12/15/26	500,000	514,541
4.200%, 4/1/29	280,000	292,729
2.950%, 5/13/30	500,000	478,649
PPG Industries, Inc.
2.400%, 8/15/24	250,000	246,552
1.200%, 3/15/26	510,000	472,097
2.800%, 8/15/29	250,000	239,673
RPM International, Inc.
3.750%, 3/15/27	350,000	355,588
4.550%, 3/1/29	500,000	520,390
2.950%, 1/15/32	470,000	430,257
Sherwin-Williams Co. (The)
3.125%, 6/1/24	575,000	578,891
3.950%, 1/15/26	500,000	518,806
3.450%, 6/1/27	750,000	749,976
2.950%, 8/15/29	500,000	482,607
Westlake Corp.
0.875%, 8/15/24(x)	135,000	129,388
3.600%, 8/15/26	500,000	504,795
3.375%, 6/15/30	280,000	274,804

		21,825,130

Construction Materials (0.0%)
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	336,940
Martin Marietta Materials, Inc.
0.650%, 7/15/23	125,000	122,092
4.250%, 7/2/24	285,000	291,446
3.450%, 6/1/27	321,000	321,864
3.500%, 12/15/27	500,000	502,218
2.400%, 7/15/31	250,000	224,239
Series CB
2.500%, 3/15/30	235,000	215,841
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,291,871
3.900%, 4/1/27	130,000	133,435

		3,439,946

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
3.100%, 9/15/26	500,000	493,241
2.630%, 6/19/30	220,000	202,362
2.690%, 5/25/31	490,000	449,994
Avery Dennison Corp.
0.850%, 8/15/24(x)	290,000	275,859
4.875%, 12/6/28	300,000	320,161
Berry Global, Inc.
0.950%, 2/15/24	300,000	286,044
1.570%, 1/15/26	1,125,000	1,043,404
1.650%, 1/15/27	500,000	453,570
Packaging Corp. of America
3.400%, 12/15/27	360,000	360,354
Sonoco Products Co.
1.800%, 2/1/25	395,000	378,660
2.250%, 2/1/27	415,000	392,318
WRKCo., Inc.
3.000%, 9/15/24	500,000	497,053
3.750%, 3/15/25	500,000	506,125
4.650%, 3/15/26	550,000	573,217
4.000%, 3/15/28	500,000	514,646
3.900%, 6/1/28	175,000	175,458

		6,922,466

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	357,827
3.750%, 10/1/30	200,000	186,160
Freeport-McMoRan, Inc.
4.550%, 11/14/24(x)	1,500,000	1,542,029
4.625%, 8/1/30(x)	1,500,000	1,533,894
Nucor Corp.
2.000%, 6/1/25	100,000	96,403
3.950%, 5/1/28	1,350,000	1,378,923
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	505,096
1.300%, 8/15/25	310,000	290,352
2.150%, 8/15/30	275,000	246,176
Southern Copper Corp.
3.875%, 4/23/25	300,000	302,625
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	495,215
2.400%, 6/15/25	465,000	449,813
1.650%, 10/15/27(x)	190,000	172,875
Vale Overseas Ltd.
6.250%, 8/10/26	1,250,000	1,372,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 7/8/30	$1,190,000	$1,144,215

		10,074,290

Paper & Forest Products (0.1%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	625,000	659,109
Suzano Austria GmbH
2.500%, 9/15/28(x)	210,000	188,748
6.000%, 1/15/29	1,000,000	1,075,720
5.000%, 1/15/30	2,000,000	2,036,000

		3,959,577

Total Materials		46,221,409

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	290,611
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	750,000	753,798
3.800%, 4/15/26	250,000	254,414
American Campus Communities Operating Partnership LP (REIT)
3.750%, 4/15/23	500,000	504,457
3.300%, 7/15/26	300,000	299,871
3.625%, 11/15/27	200,000	198,939
2.250%, 1/15/29	375,000	342,666
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	507,991
2.375%, 7/15/31	160,000	141,288
3.625%, 4/15/32	350,000	341,848
American Tower Corp. (REIT)
3.000%, 6/15/23	500,000	501,649
0.600%, 1/15/24(x)	280,000	268,476
5.000%, 2/15/24	1,000,000	1,035,815
3.375%, 5/15/24	500,000	502,428
2.950%, 1/15/25(x)	750,000	742,595
2.400%, 3/15/25(x)	500,000	486,962
1.300%, 9/15/25(x)	350,000	326,106
1.600%, 4/15/26	600,000	557,361
1.450%, 9/15/26	500,000	454,836
2.750%, 1/15/27	350,000	335,615
3.650%, 3/15/27	400,000	399,693
1.500%, 1/31/28	350,000	313,381
3.950%, 3/15/29	500,000	492,543
2.900%, 1/15/30	240,000	222,966
2.100%, 6/15/30	250,000	217,902
1.875%, 10/15/30	2,500,000	2,127,392
2.700%, 4/15/31	600,000	543,430
2.300%, 9/15/31	355,000	310,230
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23(x)	100,000	101,820
3.500%, 11/15/25	250,000	251,772
2.950%, 5/11/26	1,000,000	992,341
2.900%, 10/15/26	250,000	246,150
3.350%, 5/15/27	175,000	175,782
1.900%, 12/1/28	1,250,000	1,143,273
Boston Properties LP (REIT)
3.125%, 9/1/23(x)	1,000,000	1,005,598
3.200%, 1/15/25	1,750,000	1,749,667
3.400%, 6/21/29	750,000	742,256
3.250%, 1/30/31(x)	1,500,000	1,445,982
Brandywine Operating Partnership LP (REIT)
4.100%, 10/1/24	250,000	252,400
3.950%, 11/15/27(x)	300,000	302,602
4.550%, 10/1/29	250,000	257,898
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	300,000	302,091
3.850%, 2/1/25	355,000	358,942
4.125%, 6/15/26	275,000	280,267
3.900%, 3/15/27	250,000	251,607
2.250%, 4/1/28	175,000	159,616
4.125%, 5/15/29	375,000	384,058
4.050%, 7/1/30	375,000	376,672
2.500%, 8/16/31	250,000	221,064
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	223,699
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	270,000	258,040
2.000%, 1/15/29	425,000	376,135
Crown Castle International Corp. (REIT)
3.200%, 9/1/24	500,000	499,337
1.350%, 7/15/25	100,000	93,476
4.450%, 2/15/26	2,165,000	2,236,261
3.700%, 6/15/26	165,000	165,796
1.050%, 7/15/26	750,000	679,387
2.900%, 3/15/27	970,000	939,211
3.650%, 9/1/27	750,000	746,704
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	247,404
2.250%, 12/15/28	500,000	453,982
4.375%, 2/15/29	150,000	156,312
CyrusOne LP (REIT)
2.900%, 11/15/24	375,000	375,023
3.450%, 11/15/29	435,000	448,050
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,509,742
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	747,812
3.375%, 12/15/27(x)	680,000	673,886
4.000%, 9/15/28(x)	300,000	307,459
2.875%, 11/15/29	185,000	177,050
1.750%, 7/1/30	200,000	174,897
2.250%, 1/15/32(x)	500,000	450,088
Equinix, Inc. (REIT)
2.625%, 11/18/24	635,000	626,453
1.250%, 7/15/25	265,000	246,686
1.000%, 9/15/25(x)	750,000	689,918
1.450%, 5/15/26	350,000	321,892
2.900%, 11/18/26	455,000	441,032
1.800%, 7/15/27	215,000	195,392
1.550%, 3/15/28	375,000	331,290
2.000%, 5/15/28	350,000	314,840
3.200%, 11/18/29(x)	455,000	436,618
2.150%, 7/15/30	1,000,000	874,630
2.500%, 5/15/31	750,000	669,933
3.900%, 4/15/32	500,000	496,510
ERP Operating LP (REIT)
3.000%, 4/15/23	1,000,000	1,003,305
3.375%, 6/1/25	1,000,000	1,003,830
3.250%, 8/1/27	355,000	355,329
4.150%, 12/1/28	300,000	310,409
1.850%, 8/1/31	200,000	177,422
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	1,003,790
3.500%, 4/1/25	650,000	654,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.375%, 4/15/26	$250,000	$250,520
1.700%, 3/1/28	625,000	563,541
4.000%, 3/1/29	500,000	512,556
Extra Space Storage LP (REIT)
3.900%, 4/1/29	165,000	165,417
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24	250,000	253,552
1.250%, 2/15/26	250,000	230,517
3.250%, 7/15/27	500,000	491,398
3.200%, 6/15/29	500,000	488,861
GLP Capital LP (REIT)
5.375%, 11/1/23	380,000	390,526
3.350%, 9/1/24	570,000	566,808
5.250%, 6/1/25	505,000	519,797
5.375%, 4/15/26	750,000	779,752
5.750%, 6/1/28	385,000	413,671
3.250%, 1/15/32	250,000	226,407
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26	425,000	425,155
Healthpeak Properties, Inc. (REIT)
3.400%, 2/1/25	31,000	31,064
3.250%, 7/15/26	175,000	174,925
1.350%, 2/1/27	1,000,000	914,505
2.125%, 12/1/28(x)	795,000	731,450
3.500%, 7/15/29	200,000	199,827
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24(x)	1,000,000	1,008,310
Series E
4.000%, 6/15/25	310,000	313,386
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	340,925
4.150%, 4/15/32	250,000	255,577
Kilroy Realty LP (REIT)
3.450%, 12/15/24	350,000	350,963
4.375%, 10/1/25	400,000	410,950
4.750%, 12/15/28(x)	350,000	369,262
Kimco Realty Corp. (REIT)
3.125%, 6/1/23(x)	1,000,000	1,005,026
2.700%, 3/1/24(x)	250,000	248,080
3.300%, 2/1/25	610,000	609,033
1.900%, 3/1/28(x)	200,000	181,001
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	251,854
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	405,198
4.000%, 6/15/29	500,000	507,793
2.400%, 10/15/31	350,000	308,657
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	502,407
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	177,882
3.750%, 6/15/24	450,000	456,150
4.000%, 11/15/25	350,000	357,676
1.100%, 9/15/26	165,000	150,420
3.600%, 6/1/27	500,000	504,034
3.950%, 3/15/29	750,000	772,750
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	130,325
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	500,000	510,715
4.000%, 11/15/25	200,000	204,771
3.600%, 12/15/26	250,000	251,841
4.300%, 10/15/28(x)	665,000	686,068
Office Properties Income Trust (REIT)
4.250%, 5/15/24	1,100,000	1,108,405
4.500%, 2/1/25	250,000	250,012
2.650%, 6/15/26	200,000	184,899
2.400%, 2/1/27	500,000	446,248
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	222,000	225,546
4.500%, 1/15/25	450,000	455,189
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	256,202
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	508,419
3.150%, 8/15/30	500,000	467,887
Prologis LP (REIT)
3.250%, 10/1/26	300,000	302,855
2.125%, 4/15/27	500,000	474,895
4.375%, 2/1/29	155,000	164,559
Public Storage (REIT)
0.875%, 2/15/26(x)	250,000	231,012
1.500%, 11/9/26	250,000	234,520
3.094%, 9/15/27	300,000	300,921
1.850%, 5/1/28(x)	280,000	257,812
1.950%, 11/9/28(x)	415,000	384,085
3.385%, 5/1/29	320,000	324,137
2.300%, 5/1/31	280,000	258,547
2.250%, 11/9/31	310,000	283,093
Realty Income Corp. (REIT)
4.600%, 2/6/24	400,000	410,613
3.875%, 4/15/25	750,000	761,998
4.625%, 11/1/25	500,000	522,925
0.750%, 3/15/26	390,000	352,123
4.875%, 6/1/26	485,000	513,565
4.125%, 10/15/26	725,000	747,234
3.950%, 8/15/27	320,000	328,142
2.200%, 6/15/28	500,000	464,924
3.250%, 6/15/29	350,000	347,258
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	364,704
4.125%, 3/15/28	500,000	517,331
2.950%, 9/15/29	250,000	238,313
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	218,276
2.150%, 9/1/31	200,000	172,898
Sabra Health Care LP (REIT)
3.900%, 10/15/29(x)	750,000	723,150
Simon Property Group LP (REIT)
2.750%, 6/1/23(x)	600,000	600,954
2.000%, 9/13/24	500,000	490,249
3.500%, 9/1/25	820,000	827,454
3.250%, 11/30/26	500,000	498,956
3.375%, 6/15/27	1,750,000	1,748,882
3.375%, 12/1/27(x)	750,000	745,216
1.750%, 2/1/28	500,000	456,099
2.450%, 9/13/29	750,000	698,446
2.650%, 7/15/30	500,000	470,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SITE Centers Corp. (REIT)
3.625%, 2/1/25	$216,000	$216,326
4.700%, 6/1/27	165,000	170,845
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	489,979
2.100%, 3/15/28	500,000	452,633
4.000%, 7/15/29	225,000	228,265
STORE Capital Corp. (REIT)
4.500%, 3/15/28(x)	275,000	283,931
4.625%, 3/15/29	250,000	259,508
2.750%, 11/18/30	250,000	226,658
2.700%, 12/1/31	500,000	443,030
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	281,134
2.700%, 7/15/31	185,000	166,594
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	484,039
2.750%, 9/1/31	200,000	174,470
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	122,663
3.500%, 7/1/27	350,000	351,113
3.200%, 1/15/30	1,000,000	965,572
3.000%, 8/15/31	150,000	142,861
Ventas Realty LP (REIT)
3.500%, 4/15/24	750,000	754,961
3.750%, 5/1/24	50,000	50,570
2.650%, 1/15/25	1,000,000	981,277
3.250%, 10/15/26(x)	800,000	797,047
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	547,154
2.150%, 6/1/26	90,000	84,369
3.400%, 6/1/31	135,000	126,612
Welltower, Inc. (REIT)
4.500%, 1/15/24	1,000,000	1,022,848
3.625%, 3/15/24	565,000	571,294
2.700%, 2/15/27	250,000	243,195
4.250%, 4/15/28	1,225,000	1,263,673
2.050%, 1/15/29	1,165,000	1,060,550
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	307,728
4.000%, 2/1/25	300,000	306,290
4.250%, 10/1/26(x)	400,000	412,541
3.850%, 7/15/29	250,000	252,563

		100,753,835

Real Estate Management & Development (0.1%)
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,571,846
2.500%, 4/1/31	250,000	226,160
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	505,406

		2,303,412

Total Real Estate		103,057,247

Utilities (2.1%)
Electric Utilities (1.5%)
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	250,923
Alabama Power Co.
Series 20-A
1.450%, 9/15/30	500,000	430,168
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	396,340
2.300%, 3/1/30	150,000	135,877
Series J
4.300%, 12/1/28	500,000	517,264
Series M
0.750%, 11/1/23	90,000	87,214
Series N
1.000%, 11/1/25(x)	315,000	289,590
Appalachian Power Co.
3.400%, 6/1/25	350,000	353,035
Series AA
2.700%, 4/1/31	500,000	463,394
Arizona Public Service Co.
3.150%, 5/15/25	200,000	198,787
2.950%, 9/15/27	350,000	342,565
2.600%, 8/15/29	250,000	234,676
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	360,198
2.300%, 3/15/31	250,000	230,894
Avangrid, Inc.
3.150%, 12/1/24	500,000	499,203
3.800%, 6/1/29	750,000	760,095
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	683,488
2.250%, 6/15/31	500,000	455,533
CenterPoint Energy Houston Electric LLC
Series AE
2.350%, 4/1/31	275,000	255,774
Series AG
3.000%, 3/1/32	200,000	195,669
Series Z
2.400%, 9/1/26	250,000	243,644
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	759,434
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	223,495
Series 122
2.950%, 8/15/27(x)	500,000	494,115
Connecticut Light & Power Co. (The)
Series A
0.750%, 12/1/25	250,000	230,023
3.200%, 3/15/27	250,000	249,800
2.050%, 7/1/31	500,000	450,815
DTE Electric Co.
3.650%, 3/15/24(x)	245,000	249,208
Series A
1.900%, 4/1/28	320,000	297,481
3.000%, 3/1/32	250,000	243,787
Duke Energy Carolinas LLC
2.950%, 12/1/26	1,000,000	1,001,233
3.950%, 11/15/28(x)	500,000	518,520
2.450%, 8/15/29	300,000	284,010
2.550%, 4/15/31	375,000	353,948
2.850%, 3/15/32	220,000	212,637
Duke Energy Corp.
3.750%, 4/15/24	350,000	355,184
0.900%, 9/15/25(x)	310,000	287,421
3.150%, 8/15/27	750,000	738,325
3.400%, 6/15/29	310,000	306,030
2.450%, 6/1/30(x)	250,000	228,774
2.550%, 6/15/31(x)	750,000	683,093
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82(k)	280,000	247,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Florida LLC
3.200%, 1/15/27	$650,000	$656,292
3.800%, 7/15/28	750,000	769,524
1.750%, 6/15/30	215,000	190,759
2.400%, 12/15/31	390,000	359,526
Duke Energy Ohio, Inc.
3.800%, 9/1/23	1,000,000	1,009,828
Duke Energy Progress LLC
3.375%, 9/1/23	435,000	440,259
3.700%, 9/1/28	1,000,000	1,021,016
3.450%, 3/15/29	350,000	351,609
2.000%, 8/15/31	500,000	446,759
Edison International
3.550%, 11/15/24	200,000	200,710
5.750%, 6/15/27	40,000	42,841
4.125%, 3/15/28	500,000	493,892
Emera US Finance LP
0.833%, 6/15/24	250,000	237,121
3.550%, 6/15/26	665,000	665,232
2.639%, 6/15/31	335,000	301,323
Enel Americas SA
4.000%, 10/25/26	165,000	169,001
Enel Chile SA
4.875%, 6/12/28	750,000	776,932
Entergy Arkansas LLC
3.700%, 6/1/24	1,000,000	1,018,257
3.500%, 4/1/26	300,000	304,190
Entergy Corp.
0.900%, 9/15/25	950,000	874,054
2.950%, 9/1/26	300,000	295,962
1.900%, 6/15/28	1,165,000	1,057,057
Entergy Louisiana LLC
0.620%, 11/17/23	600,000	581,536
0.950%, 10/1/24	960,000	916,828
2.400%, 10/1/26	500,000	482,167
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	342,395
Evergy Metro, Inc.
3.650%, 8/15/25	500,000	508,016
Evergy, Inc.
2.450%, 9/15/24	335,000	328,494
2.900%, 9/15/29	500,000	477,845
Eversource Energy
2.900%, 3/1/27	200,000	196,221
2.550%, 3/15/31	500,000	459,669
3.375%, 3/1/32	200,000	196,135
Series H
3.150%, 1/15/25	150,000	149,537
Series L
2.900%, 10/1/24	500,000	496,647
Series M
3.300%, 1/15/28	500,000	491,960
Series N
3.800%, 12/1/23	210,000	212,783
Series Q
0.800%, 8/15/25	150,000	138,125
Series R
1.650%, 8/15/30	250,000	215,337
Series U
1.400%, 8/15/26	250,000	230,646
Exelon Corp.
3.950%, 6/15/25	750,000	767,488
3.400%, 4/15/26	500,000	502,482
2.750%, 3/15/27§	500,000	488,070
3.350%, 3/15/32§	500,000	488,826
Florida Power & Light Co.
2.750%, 6/1/23	250,000	251,312
Fortis, Inc.
3.055%, 10/4/26	750,000	740,829
Georgia Power Co.
3.250%, 4/1/26	350,000	348,831
3.250%, 3/30/27(x)	500,000	495,904
Series A
2.100%, 7/30/23	350,000	347,950
2.200%, 9/15/24	350,000	343,584
Series B
2.650%, 9/15/29	350,000	331,458
Gulf Power Co.
Series A
3.300%, 5/30/27(x)	250,000	250,539
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,263,755
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	502,398
4.100%, 9/26/28	450,000	462,973
3.600%, 4/1/29	500,000	501,412
2.300%, 6/1/30	125,000	114,239
ITC Holdings Corp.
3.650%, 6/15/24	325,000	326,323
3.250%, 6/30/26	300,000	297,525
3.350%, 11/15/27	400,000	400,392
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	305,846
3.100%, 5/1/27	1,000,000	1,000,901
3.650%, 4/15/29	850,000	875,140
Mississippi Power Co.
3.950%, 3/30/28	250,000	254,119
NextEra Energy Capital Holdings, Inc.
2.940%, 3/21/24	400,000	399,913
1.875%, 1/15/27	400,000	375,389
3.550%, 5/1/27	1,500,000	1,517,080
1.900%, 6/15/28	750,000	688,390
3.500%, 4/1/29	500,000	502,613
2.250%, 6/1/30	2,500,000	2,289,379
2.440%, 1/15/32(x)	400,000	366,114
(ICE LIBOR USD 3 Month + 3.16%),
5.650%, 5/1/79(k)	500,000	515,152
Northern States Power Co.
2.250%, 4/1/31	300,000	277,593
NSTAR Electric Co.
3.200%, 5/15/27	500,000	498,352
3.250%, 5/15/29	500,000	499,264
1.950%, 8/15/31	500,000	445,297
OGE Energy Corp.
0.703%, 5/26/23	205,000	200,796
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	201,238
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	355,697
Oklahoma Gas and Electric Co.
0.553%, 5/26/23	295,000	288,682
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24	500,000	497,375
0.550%, 10/1/25	525,000	481,547
3.700%, 11/15/28	1,250,000	1,279,216
2.750%, 5/15/30§	185,000	178,022
Pacific Gas and Electric Co.
1.700%, 11/15/23(x)	130,000	126,031
3.250%, 2/16/24	455,000	451,487
3.450%, 7/1/25	500,000	490,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.100%, 8/1/27	$750,000	$671,861
3.000%, 6/15/28(x)	520,000	483,545
4.200%, 3/1/29	350,000	346,503
4.550%, 7/1/30	5,500,000	5,462,162
3.250%, 6/1/31	1,085,000	979,284
PacifiCorp
3.600%, 4/1/24	600,000	608,101
PECO Energy Co.
3.150%, 10/15/25	700,000	703,141
Pinnacle West Capital Corp.
1.300%, 6/15/25	300,000	280,663
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	303,946
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	493,946
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	357,570
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	263,287
Public Service Co. of Oklahoma
Series J
2.200%, 8/15/31	250,000	223,066
Public Service Electric & Gas Co.
2.375%, 5/15/23	500,000	500,617
3.250%, 9/1/23(x)	300,000	302,320
0.950%, 3/15/26	350,000	325,587
2.250%, 9/15/26	450,000	433,493
3.700%, 5/1/28	500,000	510,526
3.650%, 9/1/28	300,000	305,476
3.200%, 5/15/29	250,000	249,789
2.450%, 1/15/30(x)	165,000	156,609
1.900%, 8/15/31	235,000	208,627
Southern California Edison Co.
0.700%, 4/3/23	230,000	225,654
1.100%, 4/1/24	230,000	221,216
2.850%, 8/1/29(x)	660,000	627,415
2.250%, 6/1/30	655,000	591,089
2.750%, 2/1/32(x)	315,000	290,449
Series 20C
1.200%, 2/1/26	440,000	405,997
Series A
4.200%, 3/1/29	500,000	516,339
Series B
3.650%, 3/1/28	750,000	752,293
Series C
3.500%, 10/1/23	200,000	201,819
Series D
3.400%, 6/1/23(x)	350,000	350,980
Series E
3.700%, 8/1/25	300,000	304,959
Series G
2.500%, 6/1/31	500,000	455,090
Series J
0.700%, 8/1/23	125,000	121,843
Series K
0.975%, 8/1/24(x)	125,000	119,214
Southern Co. (The)
2.950%, 7/1/23	575,000	578,236
Series 21-A
0.600%, 2/26/24	160,000	153,873
Series 21-B
1.750%, 3/15/28	210,000	189,681
Series A
3.700%, 4/30/30	2,000,000	2,009,075
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26(x)	500,000	489,425
Series M
4.100%, 9/15/28	750,000	766,911
Series N
1.650%, 3/15/26	500,000	470,229
Southwestern Public Service Co.
3.300%, 6/15/24(x)	300,000	300,275
Tampa Electric Co.
2.400%, 3/15/31	140,000	129,245
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	596,380
1.500%, 8/1/30	225,000	192,696
Union Electric Co.
3.500%, 4/15/24	500,000	506,727
2.950%, 6/15/27	500,000	493,573
3.500%, 3/15/29	500,000	506,874
Virginia Electric and Power Co.
3.450%, 2/15/24(x)	1,000,000	1,012,847
2.300%, 11/15/31	500,000	458,582
Series A
3.150%, 1/15/26	715,000	714,978
3.500%, 3/15/27(x)	750,000	761,391
3.800%, 4/1/28	500,000	512,193
2.875%, 7/15/29	175,000	170,737
Series B
2.950%, 11/15/26	500,000	493,611
Wisconsin Electric Power Co.
2.050%, 12/15/24(x)	200,000	195,861
1.700%, 6/15/28	310,000	281,094
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	346,830
1.950%, 9/16/31	250,000	222,544
Xcel Energy, Inc.
0.500%, 10/15/23	300,000	290,422
3.300%, 6/1/25	500,000	501,986
3.350%, 12/1/26	500,000	500,949
1.750%, 3/15/27(x)	415,000	385,496
4.000%, 6/15/28	500,000	508,135
2.600%, 12/1/29	350,000	330,051
2.350%, 11/15/31(x)	500,000	454,428

		93,373,491

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27(x)	310,000	308,367
2.625%, 9/15/29	800,000	762,910
CenterPoint Energy Resources Corp.
4.000%, 4/1/28	500,000	507,454
National Fuel Gas Co.
5.200%, 7/15/25(x)	1,000,000	1,051,828
3.950%, 9/15/27(x)	300,000	300,286
4.750%, 9/1/28(x)	300,000	301,753
ONE Gas, Inc.
1.100%, 3/11/24	750,000	723,085
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	500,517
2.500%, 3/15/31	380,000	347,983

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Southern California Gas Co.
3.150%, 9/15/24(x)	$550,000	$553,009
2.950%, 4/15/27	280,000	276,586
Series TT
2.600%, 6/15/26	500,000	488,869
Southwest Gas Corp.
2.200%, 6/15/30	500,000	437,837
4.050%, 3/15/32	150,000	149,719

		6,710,203

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)
1.375%, 1/15/26	1,540,000	1,414,490
Constellation Energy Generation LLC
3.250%, 6/1/25	205,000	203,659
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	403,960
Southern Power Co.
4.150%, 12/1/25	500,000	513,986
0.900%, 1/15/26(x)	155,000	142,190

		2,678,285

Multi-Utilities (0.4%)
Ameren Corp.
2.500%, 9/15/24	160,000	158,043
1.950%, 3/15/27	500,000	470,731
1.750%, 3/15/28	375,000	342,747
Ameren Illinois Co.
3.800%, 5/15/28	350,000	359,827
1.550%, 11/15/30	210,000	182,739
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	1,100,000	1,119,788
Black Hills Corp.
4.250%, 11/30/23	600,000	609,819
1.037%, 8/23/24	270,000	257,826
3.950%, 1/15/26	350,000	355,152
3.050%, 10/15/29	250,000	239,037
2.500%, 6/15/30	315,000	286,525
CenterPoint Energy, Inc.
2.500%, 9/1/24(x)	250,000	245,618
1.450%, 6/1/26(x)	315,000	293,224
CMS Energy Corp.
3.000%, 5/15/26	210,000	206,321
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	561,316
2.400%, 6/15/31	750,000	687,086
Series B
3.125%, 11/15/27(x)	300,000	295,206
Series D
4.000%, 12/1/28	500,000	518,019
Consumers Energy Co.
0.350%, 6/1/23	60,000	58,461
3.800%, 11/15/28	750,000	768,338
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	759,376
Dominion Energy, Inc.
3.071%, 8/15/24(e)	180,000	179,788
4.250%, 6/1/28	500,000	518,236
Series A
1.450%, 4/15/26	305,000	283,757
Series C
2.250%, 8/15/31	455,000	409,811
Series D
2.850%, 8/15/26	450,000	441,823
DTE Energy Co.
2.850%, 10/1/26	750,000	734,787
2.950%, 3/1/30	250,000	238,018
Series C
2.529%, 10/1/24(e)	375,000	368,825
3.400%, 6/15/29	164,000	161,593
Series F
1.050%, 6/1/25	525,000	490,651
NiSource, Inc.
0.950%, 8/15/25(x)	580,000	532,412
3.490%, 5/15/27	1,250,000	1,245,330
2.950%, 9/1/29	350,000	332,398
Public Service Enterprise Group, Inc.
0.841%, 11/8/23	250,000	242,466
2.875%, 6/15/24	700,000	696,190
0.800%, 8/15/25(x)	500,000	460,771
1.600%, 8/15/30	500,000	428,553
2.450%, 11/15/31	500,000	451,972
Puget Energy, Inc.
2.379%, 6/15/28	625,000	569,623
4.224%, 3/15/32	355,000	354,514
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	490,955
Series NNN
3.600%, 9/1/23	1,650,000	1,669,066
Series VVV
1.700%, 10/1/30	235,000	205,699
Series XXX
3.000%, 3/15/32	500,000	484,627
Sempra Energy
3.300%, 4/1/25	350,000	350,350
3.250%, 6/15/27(x)	500,000	493,388
3.700%, 4/1/29	445,000	447,597
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)	40,000	37,320
Southern Co. Gas Capital Corp.
2.450%, 10/1/23	650,000	647,715
3.250%, 6/15/26	530,000	526,897
WEC Energy Group, Inc.
0.550%, 9/15/23(x)	500,000	484,690
0.800%, 3/15/24(x)	250,000	239,662
1.375%, 10/15/27	500,000	447,462
2.200%, 12/15/28	500,000	458,901
1.800%, 10/15/30	500,000	432,949

		25,333,995

Water Utilities (0.1%)
American Water Capital Corp.
3.850%, 3/1/24(x)	800,000	813,632
3.400%, 3/1/25	400,000	403,798
3.750%, 9/1/28	750,000	762,811
3.450%, 6/1/29	500,000	502,047
2.300%, 6/1/31	400,000	365,525
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	299,678

		3,147,491

Total Utilities		131,243,465

Total Corporate Bonds		2,053,095,059

Foreign Government Securities (2.3%)
Canada Government Bond
1.625%, 1/22/25	2,000,000	1,952,086
Export Development Canada
2.625%, 2/21/24	1,000,000	998,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Export-Import Bank of Korea
4.000%, 1/14/24	$500,000	$512,281
0.375%, 2/9/24	335,000	321,339
2.375%, 6/25/24	350,000	347,771
0.625%, 6/29/24	357,000	341,131
1.250%, 1/18/25	417,000	397,751
2.875%, 1/21/25	1,500,000	1,501,219
1.875%, 2/12/25	200,000	193,950
3.250%, 11/10/25	1,000,000	1,012,062
0.625%, 2/9/26	355,000	325,553
1.125%, 12/29/26	550,000	506,572
1.625%, 1/18/27	364,000	341,476
2.375%, 4/21/27	1,500,000	1,461,375
1.375%, 2/9/31	750,000	651,682
2.125%, 1/18/32(x)	356,000	323,284
FMS Wertmanagement AoeR
2.750%, 1/30/24	1,000,000	1,007,397
Hungary Government Bond
5.375%, 3/25/24	3,000,000	3,140,250
Italian Republic Government Bond
6.875%, 9/27/23	2,000,000	2,119,117
0.875%, 5/6/24	1,485,000	1,422,662
2.375%, 10/17/24	1,000,000	984,793
1.250%, 2/17/26	2,045,000	1,884,715
2.875%, 10/17/29	1,000,000	942,820
Japan Bank for International Cooperation
0.625%, 5/22/23	525,000	516,674
3.250%, 7/20/23	890,000	902,677
3.375%, 7/31/23	2,000,000	2,031,922
0.375%, 9/15/23	690,000	672,232
3.375%, 10/31/23	1,500,000	1,525,819
0.500%, 4/15/24	205,000	197,047
2.500%, 5/23/24	780,000	780,018
1.750%, 10/17/24	440,000	430,901
2.125%, 2/10/25	1,500,000	1,477,549
0.625%, 7/15/25	1,130,000	1,055,471
2.750%, 1/21/26	1,000,000	998,495
2.375%, 4/20/26	2,000,000	1,967,929
1.875%, 7/21/26	1,500,000	1,445,205
2.250%, 11/4/26	1,000,000	978,292
2.750%, 11/16/27	475,000	475,400
3.250%, 7/20/28	1,500,000	1,547,069
3.500%, 10/31/28	2,000,000	2,090,738
2.125%, 2/16/29	750,000	721,616
2.000%, 10/17/29	430,000	408,039
1.250%, 1/21/31	600,000	536,525
1.875%, 4/15/31	1,200,000	1,130,622
Japan International Cooperation Agency
2.750%, 4/27/27(x)	690,000	688,698
3.375%, 6/12/28	500,000	514,211
1.750%, 4/28/31	595,000	551,036
Oriental Republic of Uruguay
4.500%, 8/14/24	500,000	514,625
4.375%, 10/27/27	2,500,000	2,648,125
Province of Alberta
3.350%, 11/1/23	1,150,000	1,168,702
2.950%, 1/23/24	1,000,000	1,009,238
1.875%, 11/13/24	1,500,000	1,473,771
3.300%, 3/15/28	1,250,000	1,284,008
1.300%, 7/22/30	1,100,000	983,640
Province of British Columbia
1.750%, 9/27/24	300,000	295,124
2.250%, 6/2/26	1,000,000	984,137
0.900%, 7/20/26	500,000	464,653
1.300%, 1/29/31	400,000	357,411
Province of Manitoba
2.600%, 4/16/24	500,000	501,469
3.050%, 5/14/24	1,000,000	1,011,784
2.125%, 6/22/26	1,000,000	973,161
1.500%, 10/25/28	585,000	542,944
Province of New Brunswick
3.625%, 2/24/28	600,000	626,674
Province of Ontario
3.050%, 1/29/24	1,350,000	1,367,130
3.200%, 5/16/24	2,500,000	2,538,163
0.625%, 1/21/26(x)	3,770,000	3,493,148
1.050%, 4/14/26	1,600,000	1,501,209
2.500%, 4/27/26	2,000,000	1,986,468
2.300%, 6/15/26(x)	1,750,000	1,724,130
2.000%, 10/2/29	1,250,000	1,188,034
1.125%, 10/7/30	1,000,000	879,542
1.600%, 2/25/31	1,000,000	912,014
1.800%, 10/14/31	1,500,000	1,378,588
Province of Quebec
2.500%, 4/9/24	500,000	499,636
2.875%, 10/16/24	1,000,000	1,008,220
1.500%, 2/11/25(x)	2,000,000	1,943,445
0.600%, 7/23/25	1,400,000	1,308,525
2.500%, 4/20/26	1,000,000	993,896
2.750%, 4/12/27(x)	1,750,000	1,754,429
1.350%, 5/28/30(x)	1,000,000	898,873
1.900%, 4/21/31(x)	1,250,000	1,170,872
Republic of Chile
3.125%, 1/21/26	3,512,000	3,538,999
2.750%, 1/31/27	200,000	195,800
2.450%, 1/31/31	325,000	304,037
Republic of Indonesia
3.500%, 1/11/28	1,000,000	1,026,750
4.100%, 4/24/28	800,000	848,400
4.750%, 2/11/29	2,500,000	2,762,775
2.150%, 7/28/31	1,250,000	1,159,512
3.550%, 3/31/32	200,000	205,000
Republic of Korea
3.875%, 9/11/23	250,000	254,891
2.000%, 6/19/24	350,000	344,498
2.750%, 1/19/27	1,750,000	1,748,687
3.500%, 9/20/28	1,000,000	1,038,313
2.500%, 6/19/29	505,000	499,098
1.750%, 10/15/31	210,000	193,292
Republic of Panama
4.000%, 9/22/24	890,000	909,636
3.750%, 3/16/25	3,000,000	3,050,250
3.160%, 1/23/30	1,500,000	1,464,656
Republic of Peru
4.125%, 8/25/27	1,000,000	1,041,438
2.844%, 6/20/30	1,000,000	960,187
2.783%, 1/23/31	2,240,000	2,114,420
Republic of Philippines
4.200%, 1/21/24(x)	2,400,000	2,463,264
3.000%, 2/1/28	1,150,000	1,154,439
3.750%, 1/14/29	975,000	1,015,326
2.457%, 5/5/30	3,360,000	3,192,369
Republic of Poland
3.250%, 4/6/26	1,500,000	1,525,170
State of Israel Government Bond
3.150%, 6/30/23	500,000	505,250
2.875%, 3/16/26	1,500,000	1,500,281
3.250%, 1/17/28	750,000	771,000
2.500%, 1/15/30	515,000	500,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Svensk Exportkredit AB
0.250%, 9/29/23	$255,000	$247,913
0.500%, 11/10/23	500,000	486,439
1.750%, 12/12/23	600,000	594,645
0.375%, 7/30/24	2,000,000	1,902,897
0.625%, 10/7/24	584,000	556,407
0.500%, 8/26/25	1,000,000	928,829
2.250%, 3/22/27	500,000	490,655
Series USMT
0.375%, 3/11/24	595,000	571,826
United Mexican States
4.125%, 1/21/26	1,865,000	1,956,385
4.150%, 3/28/27	2,745,000	2,889,112
3.750%, 1/11/28	855,000	870,817
4.500%, 4/22/29	455,000	479,798
3.250%, 4/16/30(x)	5,000,000	4,820,000

Total Foreign Government Securities		140,803,781

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	2,357
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	4,000	5,015
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	4,000	5,364
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	5,383
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2 5.206%, 10/1/31	4,000	4,403
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	2,625
City of New York, Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	9,563
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	6,024
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	269,065
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138%, 5/1/49	4,000	5,419
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	500,000	474,962
1.705%, 7/1/27	500,000	466,052
2.154%, 7/1/30	500,000	456,409
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	3,000	3,944
Los Angeles Community College District, 2020 General Obligation Refunding Bonds
1.606%, 8/1/28	200,000	185,504
1.806%, 8/1/30	200,000	180,941
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	1,041,073
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE 7.425%, 2/15/29	1,000,000	1,175,144
Ohio State University, Revenue Bonds, Series 2010C 4.910%, 6/1/40	4,000	4,665
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,273
5.561%, 12/1/49	3,000	3,960
Port Authority of New York and New Jersey Consolidated Notes, Series AAA 1.086%, 7/1/23	665,000	657,087
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,577
7.043%, 4/1/50	4,000	6,148
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	190,000	193,498
3.500%, 4/1/28	250,000	256,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	$2,000	$2,282
State of Wisconsin, Revenue Bonds 3.154%, 5/1/27	1,300,000	1,311,029
The Regent of The University of California General Revenue Bonds 2020, Series BG
0.883%, 5/15/25	165,000	155,091
1.316%, 5/15/27	250,000	229,487
1.614%, 5/15/30	125,000	110,274
University of California 3.063%, 7/1/25	500,000	502,506

Total Municipal Bonds		7,737,907

Supranational (3.0%)
African Development Bank
0.750%, 4/3/23	5,000,000	4,953,421
3.000%, 9/20/23	3,000,000	3,042,691
0.875%, 3/23/26	1,300,000	1,218,365
0.875%, 7/22/26	1,159,000	1,078,041
Asian Development Bank
0.250%, 7/14/23	2,365,000	2,312,954
0.250%, 10/6/23	1,000,000	971,934
1.625%, 3/15/24	1,000,000	984,328
0.375%, 6/11/24	1,800,000	1,719,970
0.625%, 10/8/24	1,273,000	1,215,427
1.500%, 10/18/24	2,000,000	1,951,681
2.000%, 1/22/25	3,000,000	2,960,061
0.375%, 9/3/25	2,250,000	2,089,683
0.500%, 2/4/26	4,000,000	3,692,523
1.000%, 4/14/26	1,300,000	1,220,120
2.000%, 4/24/26	1,000,000	976,409
1.750%, 8/14/26	1,000,000	966,317
2.625%, 1/12/27	2,500,000	2,513,502
1.500%, 1/20/27	2,000,000	1,909,842
2.500%, 11/2/27	2,500,000	2,484,011
2.750%, 1/19/28	1,000,000	1,008,533
1.250%, 6/9/28	500,000	460,671
3.125%, 9/26/28	400,000	415,107
1.875%, 3/15/29	1,000,000	960,398
1.750%, 9/19/29	500,000	474,721
1.875%, 1/24/30	1,000,000	955,022
0.750%, 10/8/30	1,000,000	867,975
1.500%, 3/4/31	600,000	553,669
Asian Infrastructure Investment Bank (The)
0.250%, 9/29/23	1,335,000	1,294,252
2.250%, 5/16/24	1,350,000	1,340,808
0.500%, 5/28/25	2,000,000	1,864,750
0.500%, 1/27/26	2,500,000	2,293,361
Corp. Andina de Fomento
2.375%, 5/12/23	750,000	748,583
3.750%, 11/23/23(x)	1,310,000	1,333,580
1.250%, 10/26/24	511,000	489,993
1.625%, 9/23/25	750,000	711,234
2.250%, 2/8/27	650,000	622,197
Council of Europe Development Bank
0.250%, 10/20/23	525,000	509,427
2.500%, 2/27/24	825,000	828,006
0.375%, 6/10/24	500,000	479,031
1.375%, 2/27/25	750,000	726,922
0.875%, 9/22/26	750,000	698,812
European Bank for Reconstruction & Development
0.250%, 7/10/23	1,000,000	978,146
1.625%, 9/27/24	350,000	342,813
1.500%, 2/13/25	290,000	281,529
0.500%, 11/25/25(x)	600,000	555,217
0.500%, 1/28/26	750,000	691,285
European Investment Bank
2.875%, 8/15/23	2,000,000	2,019,302
0.250%, 9/15/23	6,840,000	6,666,039
3.125%, 12/14/23	2,250,000	2,284,831
3.250%, 1/29/24	3,100,000	3,154,758
2.625%, 3/15/24	1,665,000	1,674,163
2.250%, 6/24/24	2,000,000	1,993,350
2.500%, 10/15/24	1,000,000	1,001,167
1.875%, 2/10/25(x)	3,000,000	2,947,394
1.625%, 3/14/25	1,300,000	1,265,765
0.375%, 12/15/25(x)	2,000,000	1,845,883
0.375%, 3/26/26	3,375,000	3,096,798
2.125%, 4/13/26	2,000,000	1,966,166
0.750%, 10/26/26	1,111,000	1,028,236
1.375%, 3/15/27(x)	2,500,000	2,367,363
2.375%, 5/24/27	1,000,000	993,037
0.625%, 10/21/27	980,000	881,842
1.750%, 3/15/29	800,000	757,546
1.625%, 10/9/29	410,000	386,833
0.750%, 9/23/30	750,000	653,914
1.250%, 2/14/31	3,475,000	3,152,099
1.625%, 5/13/31	750,000	699,792
Inter-American Development Bank
0.250%, 11/15/23	2,000,000	1,939,361
2.625%, 1/16/24	2,150,000	2,162,798
3.000%, 2/21/24	2,000,000	2,023,683
0.500%, 9/23/24	2,000,000	1,906,298
2.125%, 1/15/25	2,000,000	1,979,878
0.625%, 7/15/25	5,000,000	4,697,278
0.875%, 4/20/26	2,000,000	1,867,624
2.000%, 6/2/26	1,050,000	1,024,691
2.000%, 7/23/26	1,000,000	974,815
1.500%, 1/13/27	1,500,000	1,422,843
0.625%, 9/16/27	1,000,000	901,425
1.125%, 7/20/28	1,250,000	1,149,337
3.125%, 9/18/28	750,000	776,665
2.250%, 6/18/29	1,000,000	981,423
1.125%, 1/13/31	3,800,000	3,403,735
International Bank for Reconstruction & Development
1.750%, 4/19/23	1,000,000	998,722
1.875%, 6/19/23	750,000	749,291
3.000%, 9/27/23	2,250,000	2,279,906
0.250%, 11/24/23	1,000,000	969,469
2.250%, 3/28/24	477,000	476,246
1.500%, 8/28/24	2,000,000	1,956,266
2.500%, 11/25/24	3,500,000	3,503,327
1.625%, 1/15/25	2,500,000	2,438,852
2.125%, 3/3/25	450,000	444,708
0.750%, 3/11/25	2,000,000	1,897,288
0.375%, 7/28/25(x)	3,000,000	2,790,094
2.500%, 7/29/25	3,000,000	2,991,402
0.500%, 10/28/25	1,600,000	1,486,480
3.125%, 11/20/25	350,000	356,486
1.875%, 10/27/26	2,000,000	1,944,700
0.750%, 11/24/27	1,855,000	1,679,442
1.375%, 4/20/28	2,000,000	1,865,910
1.125%, 9/13/28	2,400,000	2,197,382
1.750%, 10/23/29	1,350,000	1,279,534
0.750%, 8/26/30	1,685,000	1,464,921

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 2/10/31	$8,500,000	$7,704,519
1.625%, 11/3/31	1,667,000	1,542,997
2.500%, 3/29/32	2,000,000	1,990,704
International Finance Corp.
2.875%, 7/31/23	805,000	813,792
1.375%, 10/16/24	1,125,000	1,093,908
0.375%, 7/16/25	735,000	684,718
2.125%, 4/7/26	2,000,000	1,964,056
0.750%, 10/8/26	1,000,000	926,594
0.750%, 8/27/30	750,000	655,704
Nordic Investment Bank
0.375%, 5/19/23	600,000	589,092
2.875%, 7/19/23	750,000	757,644
2.250%, 5/21/24	585,000	583,949
0.375%, 9/20/24	415,000	394,936
2.625%, 4/4/25	500,000	501,085
0.375%, 9/11/25	1,100,000	1,021,492
0.500%, 1/21/26	1,000,000	923,451

Total Supranational		184,714,521

U.S. Government Agency Securities (3.0%)
FFCB
1.040%, 1/25/29	10,000,000	8,942,253
1.380%, 1/14/31	15,000,000	13,250,839
FHLB
1.500%, 8/15/24	3,785,000	3,706,939
2.875%, 9/13/24	2,000,000	2,021,735
0.375%, 9/4/25	6,000,000	5,579,321
3.250%, 11/16/28	5,000,000	5,232,273
5.500%, 7/15/36	3,000	3,918
FHLMC
0.375%, 9/23/25	9,245,000	8,584,396
0.600%, 10/20/25	10,000,000	9,306,117
FNMA
2.625%, 9/6/24	2,500,000	2,514,793
0.625%, 4/22/25	17,105,000	16,155,785
0.500%, 6/17/25	10,000,000	9,367,276
0.375%, 8/25/25	9,500,000	8,846,961
2.125%, 4/24/26	8,165,000	8,049,870
1.875%, 9/24/26	7,000,000	6,830,897
0.875%, 12/18/26	10,000,000	9,221,265
0.750%, 10/8/27(x)	40,000,000	36,439,472
0.875%, 8/5/30	20,000,000	17,459,558
Hashemite Kingdom of Jordan AID Bonds 3.000%, 6/30/25	5,000,000	5,056,702
Tennessee Valley Authority
2.875%, 9/15/24	2,400,000	2,424,351
0.750%, 5/15/25(x)	5,000,000	4,737,204
2.875%, 2/1/27	1,000,000	1,014,100

Total U.S. Government Agency Securities		184,746,025

U.S. Treasury Obligations (48.8%)
U.S. Treasury Notes
1.750%, 5/15/23	74,514,600	74,423,484
0.125%, 5/31/23	30,000,000	29,392,434
1.625%, 5/31/23	12,000,000	11,962,745
2.750%, 5/31/23	35,000,000	35,343,864
1.375%, 6/30/23	30,000,000	29,793,114
2.625%, 6/30/23	9,500,000	9,581,388
1.250%, 7/31/23	10,500,000	10,393,746
2.500%, 8/15/23	24,250,000	24,401,269
1.375%, 8/31/23	22,000,000	21,793,495
1.375%, 9/30/23	40,000,000	39,575,900
1.625%, 10/31/23	38,000,000	37,699,063
0.250%, 11/15/23	10,000,000	9,694,131
2.750%, 11/15/23	37,000,000	37,327,816
0.500%, 11/30/23	5,000,000	4,862,696
2.125%, 11/30/23	29,000,000	28,970,391
2.250%, 12/31/23	15,000,000	15,004,882
2.250%, 1/31/24	30,000,000	29,983,497
2.500%, 1/31/24	17,500,000	17,566,937
2.750%, 2/15/24	39,500,000	39,825,362
2.375%, 2/29/24	6,500,000	6,510,730
2.000%, 4/30/24	30,000,000	29,787,213
2.500%, 5/15/24	30,000,000	30,083,535
2.000%, 5/31/24	23,000,000	22,820,662
1.750%, 6/30/24	14,000,000	13,807,511
2.000%, 6/30/24	27,500,000	27,267,339
1.750%, 7/31/24	40,000,000	39,403,976
2.125%, 7/31/24	35,000,000	34,776,871
0.375%, 8/15/24	30,000,000	28,594,254
2.375%, 8/15/24	60,000,000	59,920,182
1.250%, 8/31/24	17,000,000	16,531,174
1.875%, 8/31/24	30,000,000	29,603,328
1.500%, 9/30/24	10,000,000	9,771,900
2.125%, 9/30/24	35,000,000	34,725,225
1.500%, 10/31/24	31,000,000	30,266,221
2.250%, 10/31/24	25,000,000	24,865,580
2.250%, 11/15/24	66,000,000	65,624,460
1.500%, 11/30/24	16,000,000	15,600,216
1.375%, 1/31/25	13,000,000	12,611,612
2.000%, 2/15/25	35,000,000	34,534,157
1.125%, 2/28/25	16,000,000	15,395,691
2.625%, 3/31/25	23,000,000	23,095,733
2.125%, 5/15/25	12,000,000	11,865,335
2.000%, 8/15/25	10,000,000	9,833,988
0.250%, 8/31/25	55,000,000	50,950,273
0.250%, 10/31/25	15,000,000	13,845,799
2.250%, 11/15/25	117,000,000	115,932,586
0.375%, 11/30/25	12,000,000	11,106,109
0.375%, 12/31/25	35,000,000	32,353,766
1.625%, 2/15/26	150,000,000	145,148,550
0.500%, 2/28/26	35,000,000	32,398,352
0.750%, 4/30/26	50,000,000	46,624,690
2.375%, 4/30/26	20,000,000	19,905,752
1.625%, 5/15/26	94,000,000	90,800,625
0.750%, 5/31/26	76,000,000	70,762,179
0.875%, 6/30/26	20,000,000	18,702,388
1.875%, 6/30/26	30,000,000	29,275,698
0.625%, 7/31/26	50,000,000	46,197,305
1.875%, 7/31/26	5,000,000	4,878,326
1.500%, 8/15/26	114,000,000	109,373,128
0.750%, 8/31/26	35,000,000	32,482,898
0.875%, 9/30/26	30,000,000	27,960,123
2.000%, 11/15/26	48,000,000	47,004,955
2.250%, 2/15/27	39,000,000	38,638,743
2.375%, 5/15/27	32,000,000	31,896,534
0.500%, 6/30/27	18,000,000	16,285,286
2.250%, 8/15/27	15,000,000	14,856,480
2.250%, 11/15/27	50,000,000	49,482,440
0.625%, 11/30/27	25,000,000	22,595,080
2.750%, 2/15/28	39,500,000	40,156,628
2.875%, 5/15/28	37,000,000	37,898,194
1.250%, 5/31/28	25,000,000	23,300,760
2.875%, 8/15/28	49,000,000	50,254,111
1.125%, 8/31/28	10,000,000	9,223,887
3.125%, 11/15/28	77,500,000	80,764,246
2.625%, 2/15/29	74,000,000	74,968,579
2.375%, 5/15/29	54,000,000	53,898,750
1.500%, 2/15/30	17,500,000	16,419,189
0.625%, 8/15/30	35,000,000	30,417,188
0.875%, 11/15/30	65,000,000	57,607,323
1.125%, 2/15/31(x)	90,000,000	81,306,585
1.625%, 5/15/31	55,000,000	51,816,991
1.250%, 8/15/31(x)	45,000,000	40,921,700
1.375%, 11/15/31	87,000,000	79,836,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 2/15/32	$28,000,000	$26,884,368

Total U.S. Treasury Obligations		3,010,025,769

Total Long-Term Debt Securities (90.5%) (Cost $5,764,528,400)		5,586,374,702

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC,
Series Z
(ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.375%(k)*	17,000	52,700
FNMA,
Series S
(ICE LIBOR USD 3 Month + 4.23%, 7.75% Floor), 8.250%(k)(x)*	22,000	70,840

Total Preferred Stocks(0.0%) (Cost $18,166)		123,540

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.5%)
iShares 1-3 Year Treasury Bond ETF(x)	580,000	48,343,000
iShares 3-7 Year Treasury Bond ETF(x)	203,449	24,830,951
iShares 7-10 Year Treasury Bond ETF	25,971	2,791,103
Schwab Intermediate-Term U.S. Treasury ETF(x)	500,000	26,625,000
Schwab Short-Term U.S. Treasury ETF(x)	600,000	29,724,000
Vanguard Intermediate-Term Treasury ETF(x)	2,900,000	182,439,000
Vanguard Short-Term Treasury ETF(x)	3,600,000	213,336,000

Total Exchange Traded Funds (8.5%) (Cost $529,035,191)		528,089,054

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.1%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $12,583,521, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $12,835,102.(xx)	$12,583,434	12,583,434
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $19,801,733, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $21,894,814.(xx)	19,800,000	19,800,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $40,001,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $40,800,690.(xx)	40,000,000	40,000,000
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $40,002,100, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%- 6.750%, maturing 5/19/22-2/15/50; total market value $40,800,007.(xx)	40,000,000	40,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $10,000,106, collateralized by various Common Stocks; total market value $11,112,029.(xx)	10,000,000	10,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $5,000,056, collateralized by various Common Stocks; total market value $5,790,942.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		127,383,434

Total Short-Term Investments (2.1%) (Cost $127,383,434)		127,383,434

Total Investments in Securities (101.1%) (Cost $6,420,965,191)		6,241,970,730
Other Assets Less Liabilities (-1.1%)		(69,393,614)

Net Assets (100%)		$6,172,577,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $31,068,197 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $127,588,707. This was collateralized by $2,734,806 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 8/15/51 and by cash of $127,383,434 which was subsequently invested in joint repurchase agreements.

Glossary:

AMERIBOR — American Interbank Offered Rate

CME — Chicago Mercantile Exchange

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL-RE — Insured by National Public Finance Guarantee Corp.

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$5,251,640	$—	$5,251,640
Corporate Bonds
Communication Services	—	115,456,299	—	115,456,299
Consumer Discretionary	—	99,445,837	—	99,445,837
Consumer Staples	—	110,421,560	—	110,421,560
Energy	—	119,080,437	—	119,080,437
Financials	—	845,188,025	—	845,188,025
Health Care	—	167,820,387	—	167,820,387
Industrials	—	131,685,648	—	131,685,648
Information Technology	—	183,474,745	—	183,474,745
Materials	—	46,221,409	—	46,221,409
Real Estate	—	103,057,247	—	103,057,247
Utilities	—	131,243,465	—	131,243,465
Exchange Traded Funds	528,089,054	—	—	528,089,054
Foreign Government Securities	—	140,803,781	—	140,803,781
Municipal Bonds	—	7,737,907	—	7,737,907
Preferred Stocks
Financials	123,540	—	—	123,540
Short-Term Investments
Repurchase Agreements	—	127,383,434	—	127,383,434
Supranational	—	184,714,521	—	184,714,521
U.S. Government Agency Securities	—	184,746,025	—	184,746,025
U.S. Treasury Obligations	—	3,010,025,769	—	3,010,025,769

Total Assets	$528,212,594	$5,713,758,136	$—	$6,241,970,730

Total Liabilities	$—	$—	$—	$—

Total	$528,212,594	$5,713,758,136	$—	$6,241,970,730

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,145,049
Aggregate gross unrealized depreciation	(209,379,415)

Net unrealized depreciation	$(179,234,366)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,421,205,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Brazil (7.5%)
Alpargatas SA (Preference)(q)	2,759	$15,154
Ambev SA	244,643	797,484
Americanas SA*	5,106	34,887
Atacadao SA	6,331	30,052
B3 SA - Brasil Bolsa Balcao	48,628	160,253
Banco Bradesco SA	10,478	40,054
Banco Bradesco SA (Preference)(q)	36,931	172,048
Banco Bradesco SA (ADR)	130,320	604,685
Banco BTG Pactual SA*	8,481	46,172
Banco do Brasil SA	6,160	44,767
Banco Inter SA*	3,842	17,116
Banco Santander Brasil SA	3,124	23,786
BB Seguridade Participacoes SA	5,239	28,181
Braskem SA (Preference), Class A(q)	1,644	15,280
BRF SA*	4,847	18,875
CCR SA	9,110	26,272
Centrais Eletricas Brasileiras SA	2,779	22,169
Centrais Eletricas Brasileiras SA (Preference)(q)	2,830	22,379
Cia de Saneamento Basico do Estado de Sao Paulo*	2,589	25,656
Cia Energetica de Minas Gerais (Preference)(q)	8,069	25,693
Cia Siderurgica Nacional SA	5,126	27,950
Cosan SA	7,464	37,092
Energisa SA	2,213	22,697
Engie Brasil Energia SA	2,350	21,279
Equatorial Energia SA	9,398	53,908
Gerdau SA (Preference)(q)	8,101	52,271
Hapvida Participacoes e Investimentos SA(m)	34,761	87,029
Hypera SA*	3,296	26,826
Itau Unibanco Holding SA (Preference)(q)*	36,456	210,188
Itau Unibanco Holding SA (ADR)	71,355	407,437
Itausa SA (Preference)(q)	32,374	73,301
Klabin SA	5,238	26,701
Localiza Rent a Car SA	4,296	55,231
Lojas Renner SA	7,144	41,444
Magazine Luiza SA*	21,875	31,473
Natura & Co. Holding SA*	6,494	35,573
Petro Rio SA*	4,200	21,145
Petroleo Brasileiro SA	27,675	205,366
Petroleo Brasileiro SA (Preference)(q)	34,916	244,798
Petroleo Brasileiro SA (ADR)	40,273	596,040
Raia Drogasil SA	7,704	38,738
Rede D’Or Sao Luiz SA(m)	2,974	31,308
Rumo SA*	9,376	36,590
Suzano SA	5,212	60,483
Telefonica Brasil SA	3,637	41,129
TIM SA*	6,959	20,083
TOTVS SA	3,956	30,378
Ultrapar Participacoes SA	6,680	20,021
Vale SA	30,697	615,868
Vibra Energia SA	8,391	41,064
WEG SA	11,643	85,347
XP, Inc., Class A*	16,414	494,061

		5,963,782

Chile (1.8%)
Banco de Chile	462,284	49,495
Banco de Credito e Inversiones SA*	784	28,244
Banco Santander Chile	707,561	39,848
Cencosud SA	25,092	49,431
Cia Cervecerias Unidas SA	3,078	23,038
Empresas CMPC SA	15,051	27,871
Empresas COPEC SA	5,934	49,023
Enel Americas SA	364,055	43,957
Enel Chile SA	669,140	19,986
Falabella SA	8,855	28,304
Sociedad Quimica y Minera de Chile SA (Preference), Class B(q)	1,146	99,059
Sociedad Quimica y Minera de Chile SA (ADR)	11,459	980,890

		1,439,146

China (26.5%)
360 DigiTech, Inc. (ADR)	726	11,173
3SBio, Inc.(m)*	16,774	13,629
51job, Inc. (ADR)*	292	17,097
AAC Technologies Holdings, Inc.	8,075	19,387
AECC Aviation Power Co. Ltd., Class A	1,700	11,992
Agile Group Holdings Ltd.(x)	32,299	16,279
Agricultural Bank of China Ltd., Class A	31,100	15,088
Agricultural Bank of China Ltd., Class H	218,582	83,835
Aier Eye Hospital Group Co. Ltd., Class A	2,500	12,318
Air China Ltd., Class A*	9,800	13,992
Air China Ltd., Class H*	19,469	13,549
Airtac International Group	976	31,470
Akeso, Inc.(m)(x)*	3,983	8,378
Alibaba Group Holding Ltd.*	115,170	1,576,364
Alibaba Health Information Technology Ltd.*	28,015	18,004
A-Living Smart City Services Co. Ltd.(m)	8,807	12,250
Aluminum Corp. of China Ltd., Class A*	13,700	12,430
Aluminum Corp. of China Ltd., Class H*	27,304	15,891
Anhui Conch Cement Co. Ltd., Class A	2,300	14,246
Anhui Conch Cement Co. Ltd., Class H	8,297	42,522
Anhui Gujing Distillery Co. Ltd., Class A	300	8,063
ANTA Sports Products Ltd.	9,267	115,652
Asymchem Laboratories Tianjin Co. Ltd., Class A	200	11,519
Autohome, Inc. (ADR)	529	16,087
Avary Holding Shenzhen Co. Ltd., Class A	2,200	9,961
AviChina Industry & Technology Co. Ltd., Class H	20,991	11,602
Baidu, Inc. (ADR)*	5,846	773,426
Bank of Beijing Co. Ltd., Class A	20,300	14,641
Bank of China Ltd., Class A	29,700	15,275
Bank of China Ltd., Class H	635,426	255,145
Bank of Communications Co. Ltd., Class A	19,500	15,687
Bank of Communications Co. Ltd., Class H	58,821	42,220
Bank of Hangzhou Co. Ltd., Class A	5,900	13,057
Bank of Jiangsu Co. Ltd., Class A	14,100	15,631
Bank of Nanjing Co. Ltd., Class A	9,600	16,121
Bank of Ningbo Co. Ltd., Class A	2,700	15,839
Bank of Shanghai Co. Ltd., Class A	12,700	13,280
Baoshan Iron & Steel Co. Ltd., Class A	12,500	13,268
BeiGene Ltd. (ADR)*	313	59,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Beijing Capital International Airport Co. Ltd., Class H*	34,249	$19,956
Beijing Enterprises Holdings Ltd.	4,062	12,841
Beijing Enterprises Water Group Ltd.	36,959	11,332
Beijing Kingsoft Office Software, Inc., Class A	346	10,172
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	300	13,138
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	18,900	14,191
Bilibili, Inc. (ADR)(x)*	1,106	28,291
BOE Technology Group Co. Ltd., Class A	18,300	12,357
Bosideng International Holdings Ltd.(x)	26,968	12,537
BYD Co. Ltd., Class H	22,841	648,844
BYD Co. Ltd., Class A	1,700	60,722
BYD Electronic International Co. Ltd.(x)	4,680	9,336
CanSino Biologics, Inc., Class H(m)(x)*	641	10,255
CGN Power Co. Ltd., Class H(m)	115,031	30,017
Changchun High & New Technology Industry Group, Inc., Class A	300	7,913
China Bohai Bank Co. Ltd., Class H(m)	48,588	8,066
China Cinda Asset Management Co. Ltd., Class H	82,280	14,025
China CITIC Bank Corp. Ltd., Class H	77,354	39,109
China Coal Energy Co. Ltd., Class H	24,399	18,249
China Conch Environment Protection Holdings Ltd.*	11,048	13,822
China Conch Venture Holdings Ltd.	11,048	32,310
China Construction Bank Corp., Class H	747,052	561,183
China CSSC Holdings Ltd., Class A	3,800	10,324
China Education Group Holdings Ltd.(m)	9,425	8,140
China Energy Engineering Corp. Ltd.*	32,000	12,265
China Everbright Bank Co. Ltd., Class A	27,100	14,082
China Everbright Bank Co. Ltd., Class H	38,342	14,498
China Everbright Environment Group Ltd.	42,700	25,742
China Evergrande Group	69,583	13,151
China Feihe Ltd.(m)	25,661	25,272
China Galaxy Securities Co. Ltd., Class H	25,162	14,053
China Gas Holdings Ltd.	20,606	26,310
China Hongqiao Group Ltd.	15,787	20,942
China International Capital Corp. Ltd., Class H(m)	12,618	27,991
China International Capital Corp. Ltd., Class A	1,900	12,397
China Jinmao Holdings Group Ltd.	42,537	12,542
China Lesso Group Holdings Ltd.	7,961	9,593
China Life Insurance Co. Ltd., Class H	66,005	100,732
China Life Insurance Co. Ltd., Class A	3,100	12,767
China Literature Ltd.(m)*	2,830	11,707
China Longyuan Power Group Corp. Ltd., Class H	22,445	50,878
China Medical System Holdings Ltd.	9,408	14,725
China Meidong Auto Holdings Ltd.	6,782	25,743
China Mengniu Dairy Co. Ltd.*	25,429	136,548
China Merchants Bank Co. Ltd., Class H	31,176	243,714
China Merchants Bank Co. Ltd., Class A	8,500	62,508
China Merchants Port Holdings Co. Ltd.	10,365	18,716
China Merchants Securities Co. Ltd., Class A	5,400	12,287
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	16,717
China Minsheng Banking Corp. Ltd., Class A	23,300	14,023
China Minsheng Banking Corp. Ltd., Class H(x)	40,320	15,142
China Molybdenum Co. Ltd., Class A	16,500	13,479
China Molybdenum Co. Ltd., Class H	27,294	14,141
China National Building Material Co. Ltd., Class H	28,033	34,640
China National Nuclear Power Co. Ltd., Class A	12,300	15,642
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,100	12,713
China Oilfield Services Ltd., Class H	14,287	14,589
China Overseas Land & Investment Ltd.	34,743	103,493
China Overseas Property Holdings Ltd.	13,420	15,889
China Pacific Insurance Group Co. Ltd., Class H	17,718	43,029
China Pacific Insurance Group Co. Ltd., Class A	3,300	11,891
China Petroleum & Chemical Corp., Class A	21,700	14,760
China Petroleum & Chemical Corp., Class H	222,880	111,444
China Power International Development Ltd.	56,184	29,631
China Railway Group Ltd., Class A	15,300	14,510
China Railway Group Ltd., Class H	27,671	15,467
China Resources Beer Holdings Co. Ltd.	13,811	84,281
China Resources Cement Holdings Ltd.	17,641	14,650
China Resources Gas Group Ltd.	6,220	26,307
China Resources Land Ltd.	27,564	127,766
China Resources Mixc Lifestyle Services Ltd.(m)	3,950	19,431
China Resources Power Holdings Co. Ltd.	12,931	24,095
China Ruyi Holdings Ltd.(x)*	48,798	13,101
China Shenhua Energy Co. Ltd., Class H	22,697	72,397
China Shenhua Energy Co. Ltd., Class A	4,100	19,207
China Southern Airlines Co. Ltd., Class A*	12,300	11,862
China Southern Airlines Co. Ltd., Class H(x)*	22,322	12,875
China State Construction Engineering Corp. Ltd., Class A	18,400	15,710
China State Construction International Holdings Ltd.	13,950	18,588
China Suntien Green Energy Corp. Ltd., Class H	20,798	11,691
China Taiping Insurance Holdings Co. Ltd.	11,196	13,641
China Three Gorges Renewables Group Co. Ltd., Class A	12,200	11,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
China Tourism Group Duty Free Corp. Ltd., Class A	800	$20,539
China Tower Corp. Ltd., Class H(m)	299,857	33,596
China Traditional Chinese Medicine Holdings Co. Ltd.	20,201	10,534
China United Network Communications Ltd., Class A	23,100	12,981
China Vanke Co. Ltd., Class A	4,400	13,133
China Vanke Co. Ltd., Class H	14,016	31,537
China Yangtze Power Co. Ltd., Class A	9,400	32,487
Chinasoft International Ltd.*	28,121	23,160
Chindata Group Holdings Ltd. (ADR)(x)*	2,725	17,222
Chongqing Changan Automobile Co. Ltd., Class A	6,500	11,557
Chongqing Zhifei Biological Products Co. Ltd., Class A	800	17,354
CIFI Ever Sunshine Services Group Ltd.(m)	9,521	12,778
CIFI Holdings Group Co. Ltd.	24,559	14,371
CITIC Ltd.	39,098	43,330
CITIC Securities Co. Ltd., Class A	5,200	17,040
CITIC Securities Co. Ltd., Class H	17,607	40,461
Contemporary Amperex Technology Co. Ltd., Class A	1,200	96,149
COSCO SHIPPING Holdings Co. Ltd., Class A*	5,200	12,577
COSCO SHIPPING Holdings Co. Ltd., Class H*	22,544	39,038
COSCO SHIPPING Ports Ltd.	17,157	13,305
Country Garden Holdings Co. Ltd.	52,873	40,309
Country Garden Services Holdings Co. Ltd.	14,333	60,905
CRRC Corp. Ltd., Class H	32,579	13,020
CRRC Corp. Ltd., Class A	15,200	12,906
CSC Financial Co. Ltd., Class A	3,200	11,678
CSPC Pharmaceutical Group Ltd.	76,349	87,551
Dada Nexus Ltd. (ADR)*	1,216	11,102
Dali Foods Group Co. Ltd.(m)	25,914	13,547
Daqin Railway Co. Ltd., Class A	12,800	13,835
Daqo New Energy Corp. (ADR)*	407	16,817
DiDi Global, Inc. (ADR)(x)*	3,098	7,745
Dongfeng Motor Group Co. Ltd., Class H	18,781	14,069
Dongyue Group Ltd.(x)	10,715	14,548
East Money Information Co. Ltd., Class A	4,200	16,622
ENN Energy Holdings Ltd.	7,315	109,015
Eve Energy Co. Ltd., Class A	800	10,051
Far East Horizon Ltd.	16,103	14,366
Flat Glass Group Co. Ltd., Class A	1,700	11,987
Flat Glass Group Co. Ltd., Class H(x)	3,225	12,411
Focus Media Information Technology Co. Ltd., Class A	11,600	11,095
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,400	19,251
Fosun International Ltd.	17,382	18,827
Foxconn Industrial Internet Co. Ltd., Class A	8,000	12,774
Fuyao Glass Industry Group Co. Ltd., Class H(m)	4,201	17,154
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	10,067
Ganfeng Lithium Co. Ltd., Class H(m)	2,299	32,557
Ganfeng Lithium Co. Ltd., Class A	700	13,780
GDS Holdings Ltd. (ADR)(x)*	876	34,383
Geely Automobile Holdings Ltd.	39,598	62,137
Genscript Biotech Corp.*	8,779	27,644
GF Securities Co. Ltd., Class H	8,192	11,549
GF Securities Co. Ltd., Class A	4,200	11,549
Gigadevice Semiconductor Beijing, Inc., Class A	500	11,024
GoerTek, Inc., Class A	1,800	9,703
GOME Retail Holdings Ltd.(x)*	170,794	10,602
Great Wall Motor Co. Ltd., Class H	20,829	33,202
Great Wall Motor Co. Ltd., Class A	2,000	8,560
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	11,678
Greentown China Holdings Ltd.	8,932	16,181
Greentown Service Group Co. Ltd.(m)(x)	16,196	16,186
Guangdong Haid Group Co. Ltd., Class A	1,300	11,210
Guangdong Investment Ltd.	27,094	36,989
Guangzhou Automobile Group Co. Ltd., Class H	20,379	16,890
Guangzhou R&F Properties Co. Ltd., Class H	36,959	13,049
Guangzhou Tinci Materials Technology Co. Ltd., Class A	800	11,723
Guosen Securities Co. Ltd., Class A	8,100	12,637
Guotai Junan Securities Co. Ltd., Class A	5,300	13,056
Haidilao International Holding Ltd.(m)(x)	7,558	14,685
Haier Smart Home Co. Ltd., Class A	3,200	11,571
Haier Smart Home Co. Ltd., Class H	15,130	48,930
Haitian International Holdings Ltd.	5,159	13,349
Haitong Securities Co. Ltd., Class A	7,600	12,293
Haitong Securities Co. Ltd., Class H	18,883	14,372
Hangzhou First Applied Material Co. Ltd., Class A	700	12,405
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	11,388
Hangzhou Tigermed Consulting Co. Ltd., Class H(m)	1,229	14,808
Hansoh Pharmaceutical Group Co. Ltd.(m)	8,200	13,654
Hello Group, Inc. (ADR)	1,513	8,745
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	13,729
Hengan International Group Co. Ltd.(x)	6,606	30,494
Hengli Petrochemical Co. Ltd., Class A	3,800	12,380
Hopson Development Holdings Ltd.(x)	7,397	13,990
Hoshine Silicon Industry Co. Ltd., Class A	700	11,499
Hua Hong Semiconductor Ltd.(m)*	3,601	15,191
Huaneng Power International, Inc., Class A	10,000	10,788
Huaneng Power International, Inc., Class H(x)	26,775	11,392
Huatai Securities Co. Ltd., Class A	5,300	12,362
Huatai Securities Co. Ltd., Class H(m)	10,711	16,425
Huaxia Bank Co. Ltd., Class A	15,400	13,471
Huazhu Group Ltd. (ADR)	1,208	39,852
HUTCHMED China Ltd. (ADR)*	598	11,314
Hygeia Healthcare Holdings Co. Ltd.(m)(x)	2,409	9,359
Iflytek Co. Ltd., Class A	1,900	13,888
I-Mab (ADR)*	413	6,707
Imeik Technology Development Co. Ltd., Class A*	100	7,431

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Industrial & Commercial Bank of China Ltd., Class H	844,124	$517,436
Industrial & Commercial Bank of China Ltd., Class A	26,100	19,606
Industrial Bank Co. Ltd., Class A	8,600	27,950
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	35,900	12,562
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,600	15,097
Innovent Biologics, Inc.(m)*	7,841	26,406
iQIYI, Inc. (ADR)*	2,971	13,488
JA Solar Technology Co. Ltd., Class A	1,000	12,353
JD Health International, Inc.(m)(x)*	2,426	14,761
JD.com, Inc., Class A*	14,224	416,590
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,700	10,468
Jiangsu Expressway Co. Ltd., Class H	13,780	14,402
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	8,980
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,600	15,051
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	600	12,741
Jiangxi Copper Co. Ltd., Class H	301,350	502,722
Jinxin Fertility Group Ltd.(m)(x)*	12,723	9,716
Jiumaojiu International Holdings Ltd.(m)	7,515	16,011
JOYY, Inc. (ADR)	387	14,215
Kanzhun Ltd. (ADR)*	957	23,839
KE Holdings, Inc. (ADR)*	2,408	29,787
Kingboard Holdings Ltd.	7,213	34,913
Kingdee International Software Group Co. Ltd.*	17,491	38,598
Kingsoft Cloud Holdings Ltd. (ADR)(x)*	1,166	7,078
Kingsoft Corp. Ltd.	8,075	26,062
Kuaishou Technology(m)*	3,951	36,787
Kunlun Energy Co. Ltd.	35,918	31,091
Kweichow Moutai Co. Ltd., Class A	600	161,859
KWG Group Holdings Ltd.	25,619	10,502
Lee & Man Paper Manufacturing Ltd.	20,129	10,470
Lenovo Group Ltd.	48,553	52,659
Lens Technology Co. Ltd., Class A	4,400	8,063
Li Auto, Inc. (ADR)*	3,941	101,717
Li Ning Co. Ltd.	19,702	168,865
Logan Group Co. Ltd.(x)	20,608	5,819
Longfor Group Holdings Ltd.(m)	12,229	62,405
LONGi Green Energy Technology Co. Ltd., Class A	2,200	24,832
Lufax Holding Ltd. (ADR)*	3,600	20,052
Luxshare Precision Industry Co. Ltd., Class A	2,900	14,416
Luzhou Laojiao Co. Ltd., Class A	600	17,503
Maxscend Microelectronics Co. Ltd., Class A	300	9,883
Meituan, Class B(m)*	30,725	605,455
Microport Scientific Corp.(x)	4,410	9,930
Ming Yuan Cloud Group Holdings Ltd.(x)*	6,815	9,310
Minth Group Ltd.	8,199	20,105
MMG Ltd.*	42,699	17,132
Montage Technology Co. Ltd., Class A	1,153	12,176
Muyuan Foods Co. Ltd., Class A	2,100	18,725
NARI Technology Co. Ltd., Class A	2,400	11,812
NAURA Technology Group Co. Ltd., Class A	200	8,557
NetEase, Inc.	16,303	293,905
New China Life Insurance Co. Ltd., Class H	6,085	16,934
New Oriental Education & Technology Group, Inc. (ADR)*	10,681	12,283
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	13,049
NIO, Inc. (ADR)*	10,877	228,961
Noah Holdings Ltd. (ADR)*	497	11,694
Nongfu Spring Co. Ltd., Class H(m)(x)	11,842	62,873
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	14,175
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	18,776
PetroChina Co. Ltd., Class H	177,786	91,044
PetroChina Co. Ltd., Class A	17,200	14,909
Pharmaron Beijing Co. Ltd., Class A	600	11,089
Pharmaron Beijing Co. Ltd., Class H(m)	992	11,988
PICC Property & Casualty Co. Ltd., Class H	46,364	47,308
Pinduoduo, Inc. (ADR)*	3,111	124,782
Ping An Bank Co. Ltd., Class A	8,000	19,345
Ping An Healthcare and Technology Co. Ltd.(m)(x)*	4,122	10,750
Ping An Insurance Group Co. of China Ltd., Class H	48,398	341,476
Ping An Insurance Group Co. of China Ltd., Class A	4,500	34,046
Poly Developments and Holdings Group Co. Ltd., Class A	5,900	16,433
Poly Property Services Co. Ltd., Class H(m)(x)	100,600	723,087
Postal Savings Bank of China Co. Ltd., Class A	16,600	14,067
Postal Savings Bank of China Co. Ltd., Class H(m)(x)	53,374	43,091
Power Construction Corp. of China Ltd., Class A	11,500	13,102
Powerlong Real Estate Holdings Ltd.(x)	27,629	7,249
RLX Technology, Inc. (ADR)(x)*	4,287	7,674
Rongsheng Petrochemical Co. Ltd., Class A	4,900	10,977
SAIC Motor Corp. Ltd., Class A	4,500	12,023
Sany Heavy Equipment International Holdings Co. Ltd.	14,678	15,291
Sany Heavy Industry Co. Ltd., Class A	3,900	10,709
Seazen Group Ltd.*	21,471	11,467
SF Holding Co. Ltd., Class A	2,000	14,285
SG Micro Corp., Class A	200	10,218
Shaanxi Coal Industry Co. Ltd., Class A	7,400	19,154
Shandong Gold Mining Co. Ltd., Class H(m)(x)	8,605	17,143
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	29,233
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	69,439	338,273
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	15,113
Shanghai International Airport Co. Ltd., Class A*	1,900	14,551
Shanghai International Port Group Co. Ltd., Class A	15,900	13,652
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	13,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Shanghai Pudong Development Bank Co. Ltd., Class A	12,100	$15,221
Shanghai Putailai New Energy Technology Co. Ltd., Class A	600	13,174
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	20,021
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	12,543
Shenzhen Inovance Technology Co. Ltd., Class A	1,400	12,531
Shenzhen International Holdings Ltd.	13,340	14,049
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	24,140
Shenzhen Transsion Holdings Co. Ltd., Class A	627	9,404
Shenzhou International Group Holdings Ltd.	42,056	560,939
Shimao Group Holdings Ltd.(x)	23,338	13,056
Shimao Services Holdings Ltd.(m)(x)	21,636	11,501
Silergy Corp.	644	75,855
Sinopharm Group Co. Ltd., Class H	130,176	296,071
Sinotruk Hong Kong Ltd.	9,180	13,962
Smoore International Holdings Ltd.(m)(x)	12,083	28,807
Sun Art Retail Group Ltd.	36,959	13,375
Sunac China Holdings Ltd.(x)	24,305	14,070
Sunac Services Holdings Ltd.(m)	15,090	9,245
Sungrow Power Supply Co. Ltd., Class A	700	11,708
Sunny Optical Technology Group Co. Ltd.	6,291	100,762
TAL Education Group (ADR)*	4,182	12,588
Tencent Holdings Ltd.	43,468	2,050,620
Tencent Music Entertainment Group (ADR)*	5,401	26,303
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	2,200	14,707
Tingyi Cayman Islands Holding Corp.	16,474	27,629
Tongcheng Travel Holdings Ltd.(m)*	7,983	14,158
Tongwei Co. Ltd., Class A	2,200	14,671
Topsports International Holdings Ltd.(m)	14,871	12,371
TravelSky Technology Ltd., Class H	390,983	560,647
Trina Solar Co. Ltd., Class A	1,157	10,692
Trip.com Group Ltd. (ADR)*	4,587	106,051
Tsingtao Brewery Co. Ltd., Class H	3,783	29,947
Unigroup Guoxin Microelectronics Co. Ltd., Class A	400	12,865
Uni-President China Holdings Ltd.	15,030	13,076
Venus MedTech Hangzhou, Inc., Class H(m)*	3,983	8,194
Vipshop Holdings Ltd. (ADR)*	3,107	27,963
Wanhua Chemical Group Co. Ltd., Class A	1,300	16,503
Want Want China Holdings Ltd.	36,211	33,424
Weibo Corp. (ADR)*	14,473	354,733
Weichai Power Co. Ltd., Class H	132,768	208,697
Weichai Power Co. Ltd., Class A	5,400	11,314
Weimob, Inc.(m)(x)*	16,408	10,692
Wens Foodstuffs Group Co. Ltd., Class A	4,700	16,302
Wharf Holdings Ltd. (The)	11,213	34,092
Will Semiconductor Co. Ltd., Class A	300	9,032
Wingtech Technology Co. Ltd., Class A	700	8,887
Wuliangye Yibin Co. Ltd., Class A	1,600	38,875
WuXi AppTec Co. Ltd., Class H(m)	2,353	36,803
WuXi AppTec Co. Ltd., Class A	1,000	17,554
Wuxi Biologics Cayman, Inc.(m)*	29,949	242,953
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,200	10,997
Xiaomi Corp., Class B(m)*	114,840	201,980
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(x)	8,121	12,195
Xinyi Solar Holdings Ltd.	32,855	57,733
XPeng, Inc. (ADR)*	3,449	95,158
Yadea Group Holdings Ltd.(m)	9,032	13,901
Yankuang Energy Group Co. Ltd., Class A	2,600	15,607
Yankuang Energy Group Co. Ltd., Class H(x)	10,780	31,856
Yihai International Holding Ltd.(x)*	3,573	10,191
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,400	10,892
Yonyou Network Technology Co. Ltd., Class A	2,300	8,265
Yuexiu Property Co. Ltd.	15,295	15,162
Yum China Holdings, Inc.	3,486	144,808
Yunnan Baiyao Group Co. Ltd., Class A	900	11,588
Yunnan Energy New Material Co. Ltd.	300	10,306
Zai Lab Ltd. (ADR)*	632	27,795
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	9,939
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	11,181
Zhejiang Expressway Co. Ltd., Class H	16,432	13,780
Zhejiang Huayou Cobalt Co. Ltd., Class A	800	12,273
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	12,196
Zhejiang NHU Co. Ltd., Class A	2,600	12,949
ZhongAn Online P&C Insurance Co. Ltd., Class H(m)(x)*	3,854	13,025
Zhongsheng Group Holdings Ltd.	4,459	31,396
Zhuzhou CRRC Times Electric Co. Ltd.	3,789	14,727
Zijin Mining Group Co. Ltd., Class A	9,400	16,620
Zijin Mining Group Co. Ltd., Class H	38,553	59,032
ZTE Corp., Class A	2,600	9,706
ZTE Corp., Class H	5,230	10,630
ZTO Express Cayman, Inc. (ADR)	4,101	102,525

		21,179,923

Colombia (2.0%)
Bancolombia SA	5,032	57,349
Bancolombia SA (Preference)(q)	6,626	70,914
Bancolombia SA (ADR)	18,332	782,043
Ecopetrol SA	594,904	555,958
Grupo de Inversiones Suramericana SA	5,814	54,950
Interconexion Electrica SA ESP	10,359	65,893

		1,587,107

Czech Republic (1.4%)
CEZ A/S	2,698	113,133
Komercni Banka A/S	24,894	962,764
Moneta Money Bank A/S(m)	18,197	73,761

		1,149,658

Egypt (0.2%)
Commercial International Bank Egypt SAE*	32,172	81,293
Eastern Co. SAE	96,816	63,608
Fawry for Banking & Payment Technology Services SAE*	84,655	45,888

		190,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Greece (0.4%)
Alpha Services and Holdings SA*	34,021	$41,748
Eurobank Ergasias Services and Holdings SA*	52,617	61,529
Hellenic Telecommunications Organization SA	3,505	63,413
JUMBO SA	2,501	37,251
OPAP SA	3,012	43,818
Public Power Corp. SA*	5,048	42,282

		290,041

Hong Kong (0.1%)
Alibaba Pictures Group Ltd.*	137,469	11,327
Huabao International Holdings Ltd.(x)	8,052	4,457
Kingboard Laminates Holdings Ltd.	8,240	13,510
Nine Dragons Paper Holdings Ltd.	13,664	11,880
Sino Biopharmaceutical Ltd.	69,668	43,217
Vinda International Holdings Ltd.(x)	6,126	13,816

		98,207

Hungary (0.4%)
MOL Hungarian Oil & Gas plc	12,107	106,848
OTP Bank Nyrt.*	3,552	128,856
Richter Gedeon Nyrt.	3,975	83,838

		319,542

India (1.8%)
HDFC Bank Ltd. (ADR)	10,149	622,438
ICICI Bank Ltd. (ADR)	40,833	773,377

		1,395,815

Indonesia (3.0%)
Adaro Energy Indonesia Tbk. PT	127,572	23,893
Aneka Tambang Tbk.	117,063	19,823
Astra International Tbk. PT	183,159	83,677
Bank Central Asia Tbk. PT	408,792	226,487
Bank Jago Tbk. PT*	34,826	35,489
Bank Mandiri Persero Tbk. PT	164,048	90,014
Bank Negara Indonesia Persero Tbk. PT	60,070	34,367
Bank Rakyat Indonesia Persero Tbk. PT	3,436,039	1,106,351
Barito Pacific Tbk. PT	308,993	19,435
Charoen Pokphand Indonesia Tbk. PT	61,056	24,009
Gudang Garam Tbk. PT	8,476	18,636
Indah Kiat Pulp & Paper Tbk. PT	32,706	17,982
Indocement Tunggal Prakarsa Tbk. PT	23,516	17,618
Indofood CBP Sukses Makmur Tbk. PT	30,111	15,383
Indofood Sukses Makmur Tbk. PT	998,088	413,145
Kalbe Farma Tbk. PT	184,272	20,657
Merdeka Copper Gold Tbk. PT*	94,453	29,802
Sarana Menara Nusantara Tbk. PT	236,208	17,571
Semen Indonesia Persero Tbk. PT	36,780	16,985
Telkom Indonesia Persero Tbk. PT	399,471	127,392
Tower Bersama Infrastructure Tbk. PT	90,694	18,083
Unilever Indonesia Tbk. PT	67,686	17,221
United Tractors Tbk. PT	14,428	25,622

		2,419,642

Luxembourg (0.0%)
Reinet Investments SCA	1,110	24,873

Malaysia (1.2%)
AMMB Holdings Bhd.*	20,689	18,195
Axiata Group Bhd.	21,113	19,016
CIMB Group Holdings Bhd.	56,596	71,647
Dialog Group Bhd.	30,371	19,763
DiGi.Com Bhd.	23,410	21,655
Fraser & Neave Holdings Bhd.	2,739	13,662
Genting Bhd.	16,499	18,307
Genting Malaysia Bhd.	23,476	16,579
HAP Seng Consolidated Bhd.	8,729	15,507
Hartalega Holdings Bhd.	13,294	15,330
Hong Leong Bank Bhd.	4,905	23,501
Hong Leong Financial Group Bhd.	3,866	17,992
IHH Healthcare Bhd.	13,289	19,512
Inari Amertron Bhd.	22,380	16,194
IOI Corp. Bhd.	19,549	19,126
Kuala Lumpur Kepong Bhd.	3,372	20,207
Malayan Banking Bhd.	39,853	84,644
Malaysia Airports Holdings Bhd.*	10,965	18,109
Maxis Bhd.	18,034	16,824
MISC Bhd.	10,465	18,257
Nestle Malaysia Bhd.	550	17,465
Petronas Chemicals Group Bhd.	23,324	53,265
Petronas Dagangan Bhd.	3,524	17,076
Petronas Gas Bhd.	5,925	23,483
PPB Group Bhd.	4,905	19,916
Press Metal Aluminium Holdings Bhd.	23,496	34,636
Public Bank Bhd.	114,625	127,054
QL Resources Bhd.	14,124	16,858
RHB Bank Bhd.	14,181	20,069
Sime Darby Bhd.	29,543	16,842
Sime Darby Plantation Bhd.	17,851	21,081
Telekom Malaysia Bhd.	12,323	14,306
Tenaga Nasional Bhd.	23,207	49,666
Top Glove Corp. Bhd.	40,036	18,332
Westports Holdings Bhd.	16,913	16,069

		950,145

Mexico (2.5%)
Alfa SAB de CV, Class A	26,520	20,160
America Movil SAB de CV	224,575	237,898
Arca Continental SAB de CV	3,727	25,294
Becle SAB de CV	7,451	18,259
Cemex SAB de CV*	136,177	72,778
Coca-Cola Femsa SAB de CV	4,419	24,334
Fibra Uno Administracion SA de CV (REIT)	25,978	30,432
Fomento Economico Mexicano SAB de CV	15,393	127,803
Gruma SAB de CV, Class B	1,820	22,820
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	2,802	45,169
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	36,161
Grupo Bimbo SAB de CV	12,149	36,649
Grupo Carso SAB de CV	6,050	22,749
Grupo Financiero Banorte SAB de CV, Class O	104,350	786,009
Grupo Financiero Inbursa SAB de CV, Class O*	19,184	40,123
Grupo Mexico SAB de CV	25,161	150,220
Grupo Televisa SAB	19,330	45,385
Industrias Penoles SAB de CV	1,638	20,671
Kimberly-Clark de Mexico SAB de CV, Class A	13,414	18,917
Megacable Holdings SAB de CV	5,663	17,083
Operadora de Sites Mexicanos SA de CV (REIT)	18,018	22,964
Orbia Advance Corp. SAB de CV	8,999	23,803
Promotora y Operadora de Infraestructura SAB de CV	2,351	18,667
Wal-Mart de Mexico SAB de CV	40,659	166,622

		2,030,970

Peru (0.4%)
Cia de Minas Buenaventura SAA (ADR)*	6,900	69,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Credicorp Ltd.	869	$149,355
Southern Copper Corp.	1,523	115,596

		334,434

Philippines (0.7%)
Aboitiz Equity Ventures, Inc.	18,636	21,422
AC Energy Corp.	98,661	16,612
Ayala Corp.	3,097	49,216
Ayala Land, Inc.	63,229	42,740
Bank of the Philippine Islands	15,348	29,487
BDO Unibank, Inc.	21,510	54,940
Globe Telecom, Inc.	301	14,760
GT Capital Holdings, Inc.*	1,818	19,340
International Container Terminal Services, Inc.	8,379	36,269
JG Summit Holdings, Inc.	25,505	30,173
Jollibee Foods Corp.	4,563	19,800
Manila Electric Co.	3,289	23,726
Metro Pacific Investments Corp.	259,499	19,028
Metropolitan Bank & Trust Co.	18,453	20,306
Monde Nissin Corp.(m)*	62,280	16,491
PLDT, Inc.	667	23,838
SM Investments Corp.	2,687	47,078
SM Prime Holdings, Inc.	98,339	71,767
Universal Robina Corp.	8,243	19,230

		576,223

Poland (0.7%)
Allegro.eu SA(m)*	5,283	43,918
Bank Polska Kasa Opieki SA	2,082	55,506
CD Projekt SA	949	38,993
Cyfrowy Polsat SA	2,761	18,094
Dino Polska SA(m)*	624	49,855
KGHM Polska Miedz SA	1,185	48,176
LPP SA	12	32,198
mBank SA*	205	17,105
Orange Polska SA*	10,509	19,717
PGE Polska Grupa Energetyczna SA*	11,185	24,025
Polski Koncern Naftowy ORLEN SA	2,463	44,306
Polskie Gornictwo Naftowe i Gazownictwo SA	17,313	25,505
Powszechna Kasa Oszczednosci Bank Polski SA*	7,831	73,629
Powszechny Zaklad Ubezpieczen SA	6,965	55,750
Santander Bank Polska SA	340	24,533

		571,310

Romania (0.0%)
NEPI Rockcastle plc	3,393	22,481
Russia (0.0%)
Gazprom PJSC (ADR)(r)	40,302	—
LUKOIL PJSC (ADR)(r)	2,799	—
Magnit PJSC (GDR)(m)(r)	7,378	—
MMC Norilsk Nickel PJSC (ADR)(r)	4,277	—
Mobile TeleSystems PJSC (ADR)(r)	13,361	—
Novatek PJSC (GDR)(m)(r)	780	—
Novolipetsk Steel PJSC (GDR)(m)(r)	1,309	—
PhosAgro PJSC (GDR)(m)(r)	4,891	—
Rosneft Oil Co. PJSC (GDR)(m)(r)	8,744	—
Sberbank of Russia PJSC (ADR)(r)	18,315	—
Severstal PAO (GDR)(m)(r)	1,815	—
Surgutneftegas PJSC (ADR)(r)	7,330	—
Tatneft PJSC (ADR)(r)	1,723	—
VTB Bank PJSC (GDR)(m)(r)	55,314	—
Yandex NV, Class A(r)*	2,060	—

		—

Singapore (0.7%)
BOC Aviation Ltd.(m)	72,916	572,886

South Africa (5.0%)
Absa Group Ltd.	5,195	67,455
African Rainbow Minerals Ltd.	1,118	21,870
Anglo American Platinum Ltd.	387	53,143
Aspen Pharmacare Holdings Ltd.	2,851	38,593
Bid Corp. Ltd.	2,423	52,694
Bidvest Group Ltd. (The)	2,243	34,255
Capitec Bank Holdings Ltd.	675	107,843
Clicks Group Ltd.	1,829	38,752
Discovery Ltd.*	3,289	40,844
Exxaro Resources Ltd.	2,006	30,235
FirstRand Ltd.	207,999	1,098,315
Gold Fields Ltd.	6,480	100,411
Growthpoint Properties Ltd. (REIT)	26,720	26,904
Harmony Gold Mining Co. Ltd.	4,617	23,212
Impala Platinum Holdings Ltd.	6,734	103,611
Kumba Iron Ore Ltd.	596	26,398
Mr Price Group Ltd.	2,007	29,625
MTN Group Ltd.	13,083	169,521
MultiChoice Group	2,988	26,850
Naspers Ltd., Class N	5,277	597,437
Nedbank Group Ltd.	3,383	53,756
Ninety One Ltd.	160,361	538,446
Northam Platinum Holdings Ltd.*	2,662	39,762
Old Mutual Ltd.	35,801	33,555
Pepkor Holdings Ltd.(m)	11,963	18,940
Rand Merchant Investment Holdings Ltd.	6,384	22,813
Remgro Ltd.	3,981	40,738
Sanlam Ltd.	13,653	67,116
Sasol Ltd.*	4,588	111,188
Shoprite Holdings Ltd.	3,649	58,885
Sibanye Stillwater Ltd.	19,663	79,868
SPAR Group Ltd. (The)	1,632	18,915
Standard Bank Group Ltd.	10,623	132,167
Tiger Brands Ltd.	1,491	16,500
Vodacom Group Ltd.	4,737	51,768
Woolworths Holdings Ltd.	7,787	30,703

		4,003,088

South Korea (11.1%)
Alteogen, Inc.*	546	25,177
Amorepacific Corp.	217	28,488
AMOREPACIFIC Group	377	13,587
BGF retail Co. Ltd.	118	16,957
Celltrion Healthcare Co. Ltd.	586	31,226
Celltrion Pharm, Inc.*	342	27,383
Celltrion, Inc.	766	107,608
Cheil Worldwide, Inc.	727	14,085
CJ CheilJedang Corp.	56	16,980
CJ Corp.	3,123	216,603
CJ ENM Co. Ltd.	118	12,680
CJ Logistics Corp.*	130	13,845
Cosmax, Inc.	9,413	645,747
Coway Co. Ltd.	373	21,027
DB Insurance Co. Ltd.	311	17,883
Doosan Bobcat, Inc.	386	12,261
Doosan Heavy Industries & Construction Co. Ltd.*	2,341	38,919
Ecopro BM Co. Ltd.	74	23,808
E-MART, Inc.	132	15,278
F&F Co. Ltd.	23	14,000
Green Cross Corp.	78	12,966
GS Engineering & Construction Corp.	434	16,519
GS Holdings Corp.	417	15,056
Hana Financial Group, Inc.	2,361	94,255
Hankook Tire & Technology Co. Ltd.	502	13,873
Hanmi Pharm Co. Ltd.	61	13,746
Hanon Systems	1,264	12,235
Hanwha Solutions Corp.*	839	24,644
HLB, Inc.*	609	15,290
HMM Co. Ltd.	2,351	56,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hotel Shilla Co. Ltd.	215	$14,319
HYBE Co. Ltd.*	112	28,347
Hyundai Engineering & Construction Co. Ltd.	526	20,669
Hyundai Glovis Co. Ltd.	127	20,083
Hyundai Heavy Industries Holdings Co. Ltd.	320	14,142
Hyundai Mobis Co. Ltd.	515	90,957
Hyundai Motor Co.	1,018	150,582
Hyundai Motor Co. (Preference) (Korea Stock Exchange)(q)	246	17,460
Hyundai Motor Co. (Preference) (OTC US Exchange)(q)	166	11,767
Hyundai Steel Co.	585	19,847
Iljin Materials Co. Ltd.	156	12,338
Industrial Bank of Korea	1,761	15,658
Kakao Corp.	2,279	197,929
Kakao Games Corp.*	202	12,936
KakaoBank Corp.*	640	26,985
Kangwon Land, Inc.*	688	15,704
KB Financial Group, Inc.	2,938	147,700
Kia Corp.	1,981	120,310
Korea Aerospace Industries Ltd.	507	17,636
Korea Electric Power Corp.*	1,731	32,123
Korea Investment Holdings Co. Ltd.	282	18,161
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	263	19,209
Korea Zinc Co. Ltd.	57	27,445
Korean Air Lines Co. Ltd.*	1,172	28,992
Krafton, Inc.*	148	33,214
KT&G Corp.	786	52,310
Kumho Petrochemical Co. Ltd.	123	15,622
L&F Co. Ltd.*	152	28,006
LG Chem Ltd.	333	144,374
LG Chem Ltd. (Preference)(q)	55	12,322
LG Corp.	583	36,601
LG Display Co. Ltd.	1,567	26,552
LG Electronics, Inc.	850	83,881
LG Energy Solution*	151	55,065
LG Household & Health Care Ltd.	63	44,254
LG Household & Health Care Ltd. (Preference)(q)	27	11,245
LG Innotek Co. Ltd.	96	30,378
LG Uplus Corp.	1,446	16,661
Lotte Chemical Corp.	116	19,925
Lotte Shopping Co. Ltd.	189	14,876
Meritz Financial Group, Inc.	464	15,520
Meritz Fire & Marine Insurance Co. Ltd.	416	16,237
Meritz Securities Co. Ltd.	3,119	16,793
Mirae Asset Securities Co. Ltd.	1,943	13,665
NAVER Corp.	968	270,675
NCSoft Corp.	111	42,476
Netmarble Corp.(m)	145	13,263
NH Investment & Securities Co. Ltd.	1,358	12,728
Orion Corp.	161	11,746
Pan Ocean Co. Ltd.	2,941	16,873
Pearl Abyss Corp.*	201	16,369
POSCO Chemical Co. Ltd.	209	20,612
POSCO Holdings, Inc.	557	133,775
S-1 Corp.	228	13,413
Samsung Biologics Co. Ltd.(m)*	126	85,675
Samsung C&T Corp.	566	52,940
Samsung Electro-Mechanics Co. Ltd.	377	50,892
Samsung Electronics Co. Ltd.	55,845	3,190,293
Samsung Electronics Co. Ltd. (Preference)(q)	6,334	327,619
Samsung Engineering Co. Ltd.*	1,058	22,782
Samsung Fire & Marine Insurance Co. Ltd.	207	37,241
Samsung Heavy Industries Co. Ltd.*	4,245	19,733
Samsung Life Insurance Co. Ltd.	472	25,572
Samsung SDI Co. Ltd.	397	193,714
Samsung SDS Co. Ltd.	235	26,708
Samsung Securities Co. Ltd.	423	14,556
SD Biosensor, Inc.	290	13,372
Seegene, Inc.	284	11,947
Shinhan Financial Group Co. Ltd.	3,398	115,896
SK Biopharmaceuticals Co. Ltd.*	185	13,603
SK Bioscience Co. Ltd.*	155	19,856
SK Chemicals Co. Ltd.	114	12,702
SK Hynix, Inc.	4,137	396,006
SK IE Technology Co. Ltd.(m)*	254	26,136
SK Innovation Co. Ltd.*	425	74,384
SK Square Co. Ltd.*	912	42,176
SK Telecom Co. Ltd.	283	13,245
SK, Inc.	283	56,226
SKC Co. Ltd.	141	17,821
S-Oil Corp.	304	24,102
Woori Financial Group, Inc.	3,433	43,067
Yuhan Corp.	347	16,659

		8,853,986

Taiwan (16.6%)
Accton Technology Corp.	3,549	27,425
Acer, Inc.	20,895	21,776
Advantech Co. Ltd.	2,708	34,714
ASE Technology Holding Co. Ltd.	275,699	983,366
Asia Cement Corp.	15,725	26,649
ASMedia Technology, Inc.	265	17,811
Asustek Computer, Inc.	4,859	63,201
AU Optronics Corp.	56,931	39,150
Catcher Technology Co. Ltd.	4,883	24,542
Cathay Financial Holding Co. Ltd.	59,821	134,154
Chailease Holding Co. Ltd.	10,425	91,737
Chang Hwa Commercial Bank Ltd.	30,773	20,504
Cheng Shin Rubber Industry Co. Ltd.	13,228	16,312
China Development Financial Holding Corp.	126,364	84,198
China Steel Corp.	91,987	124,404
Chunghwa Telecom Co. Ltd.	29,341	130,082
Compal Electronics, Inc.	29,953	27,930
CTBC Financial Holding Co. Ltd.	140,538	143,740
Delta Electronics, Inc.	14,704	136,780
E Ink Holdings, Inc.	6,440	40,862
E.Sun Financial Holding Co. Ltd.	95,352	109,835
Eclat Textile Co. Ltd.	1,360	22,506
eMemory Technology, Inc.	457	29,087
Evergreen Marine Corp. Taiwan Ltd.	19,957	93,330
Far Eastern New Century Corp.	21,320	22,568
Far EasTone Telecommunications Co. Ltd.	11,429	29,315
Feng TAY Enterprise Co. Ltd.	64,152	425,578
First Financial Holding Co. Ltd.	71,506	70,875
Formosa Chemicals & Fibre Corp.	24,184	66,462
Formosa Petrochemical Corp.	8,146	26,771
Formosa Plastics Corp.	29,855	110,677
Foxconn Technology Co. Ltd.	6,853	14,967
Fubon Financial Holding Co. Ltd.	56,522	150,338
Giant Manufacturing Co. Ltd.	2,145	19,391
Globalwafers Co. Ltd.	1,520	35,319
Hiwin Technologies Corp.	1,980	16,501
Hon Hai Precision Industry Co. Ltd.	245,826	905,614
Hotai Motor Co. Ltd.	2,091	43,374
Hua Nan Financial Holdings Co. Ltd.	59,737	50,675
Innolux Corp.	65,813	38,320
Inventec Corp.	19,884	17,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Largan Precision Co. Ltd.	693	$45,347
Lite-On Technology Corp.	14,911	35,327
MediaTek, Inc.	11,824	368,659
Mega Financial Holding Co. Ltd.	85,140	127,067
Micro-Star International Co. Ltd.	151,817	683,670
momo.com, Inc.	333	10,827
Nan Ya Plastics Corp.	39,721	128,730
Nan Ya Printed Circuit Board Corp.	1,596	28,838
Nanya Technology Corp.	8,913	21,339
Nien Made Enterprise Co. Ltd.	1,191	13,887
Novatek Microelectronics Corp.	3,971	58,611
Oneness Biotech Co. Ltd.*	1,701	12,668
Pegatron Corp.	14,106	35,567
Pou Chen Corp.	17,200	18,873
President Chain Store Corp.	4,005	36,706
Quanta Computer, Inc.	18,647	57,114
Realtek Semiconductor Corp.	3,168	47,212
Ruentex Development Co. Ltd.	8,494	23,439
Shanghai Commercial & Savings Bank Ltd. (The)	25,032	43,608
Shin Kong Financial Holding Co. Ltd.	84,179	31,552
SinoPac Financial Holdings Co. Ltd.	70,905	45,373
Synnex Technology International Corp.	9,642	25,287
Taishin Financial Holding Co. Ltd.	71,384	50,967
Taiwan Cement Corp.	35,925	62,480
Taiwan Cooperative Financial Holding Co. Ltd.	65,726	67,677
Taiwan High Speed Rail Corp.	14,761	14,830
Taiwan Mobile Co. Ltd.	15,213	55,672
Taiwan Semiconductor Manufacturing Co. Ltd.	263,805	5,454,019
Unimicron Technology Corp.	9,856	84,609
Uni-President Enterprises Corp.	250,593	572,174
United Microelectronics Corp.	86,225	159,236
Vanguard International Semiconductor Corp.	6,358	27,390
Voltronic Power Technology Corp.	439	22,162
Wan Hai Lines Ltd.	4,333	23,771
Win Semiconductors Corp.	2,395	22,171
Winbond Electronics Corp.	21,485	23,128
Wiwynn Corp.	569	20,138
WPG Holdings Ltd.	11,581	22,612
Yageo Corp.	3,006	45,182
Yang Ming Marine Transport Corp.*	12,122	52,239
Yuanta Financial Holding Co. Ltd.	67,019	61,612
Zhen Ding Technology Holding Ltd.	4,897	18,273

		13,247,969

Tanzania, United Republic Of (0.1%)
AngloGold Ashanti Ltd.	2,983	70,922

Thailand (3.1%)
Advanced Info Service PCL	8,206	57,504
Airports of Thailand PCL*	29,576	58,544
Asset World Corp. PCL*	105,574	16,139
B Grimm Power PCL	12,485	13,182
Bangkok Commercial Asset Management PCL	23,158	14,283
Bangkok Dusit Medical Services PCL, Class F	66,187	50,262
Bangkok Expressway & Metro PCL	58,776	15,320
Berli Jucker PCL	16,081	17,375
BTS Group Holdings PCL	58,170	16,041
Bumrungrad Hospital PCL	3,642	17,148
Carabao Group PCL, Class F(x)	4,277	13,817
Central Pattana PCL	14,443	25,479
Central Retail Corp. PCL	15,344	18,251
Charoen Pokphand Foods PCL	27,848	20,130
CP ALL PCL	40,040	77,973
Delta Electronics Thailand PCL(x)	2,215	25,692
Electricity Generating PCL(x)	2,847	14,514
Energy Absolute PCL	10,509	30,974
Global Power Synergy PCL, Class F	5,743	12,419
Gulf Energy Development PCL(x)	20,726	31,810
Home Product Center PCL	43,073	20,468
Indorama Ventures PCL	12,366	17,209
Intouch Holdings PCL, Class F	8,150	18,999
Kasikornbank PCL	99,600	482,828
Krung Thai Bank PCL	36,681	15,104
Krungthai Card PCL	8,272	15,229
Land & Houses PCL	61,624	17,580
Minor International PCL*	22,573	22,567
Muangthai Capital PCL	8,482	13,364
Osotspa PCL	14,672	16,452
PTT Exploration & Production PCL	172,435	745,764
PTT Global Chemical PCL	179,942	273,242
PTT Oil & Retail Business PCL	21,918	16,429
PTT PCL	68,409	78,897
Ratch Group PCL	11,106	14,674
SCG Packaging PCL	9,362	16,973
Siam Cement PCL (The)	5,365	61,666
Siam Commercial Bank PCL (The)	6,082	20,670
Sri Trang Gloves Thailand PCL(x)	16,751	12,672
Srisawad Corp. PCL	8,041	13,703
Thai Oil PCL	9,664	14,988
Thai Union Group PCL, Class F	25,002	14,177
True Corp. PCL	30,000	4,602

		2,475,114

Turkey (0.4%)
Akbank TAS	44,025	21,773
Aselsan Elektronik Sanayi ve Ticaret A/S	14,037	22,986
BIM Birlesik Magazalar A/S	7,744	44,646
Eregli Demir ve Celik Fabrikalari TAS	20,198	44,468
Ford Otomotiv Sanayi A/S	1,239	25,201
KOC Holding A/S	10,285	27,626
Turkcell Iletisim Hizmetleri A/S	25,954	39,846
Turkiye Garanti Bankasi A/S	28,222	23,459
Turkiye Is Bankasi A/S, Class C	43,317	26,052
Turkiye Petrol Rafinerileri A/S*	1,806	26,368
Turkiye Sise ve Cam Fabrikalari A/S	22,425	23,114

		325,539

United States (0.1%)
JBS SA	6,207	48,876
Legend Biotech Corp. (ADR)*	349	12,683
Parade Technologies Ltd.	539	33,691

		95,250

Total Common Stocks (87.7%) (Cost $69,955,275)		70,188,842

	Number of Rights	Value (Note 1)
RIGHTS:
South Korea (0.0%)
Samsung Biologics Co. Ltd., expiring 4/8/22* (Cost $—)	7	1,086

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (7.9%)
JPMorgan Prime Money Market Fund, IM Shares	6,332,448	6,333,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $383,570, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $391,239.(xx)	$383,567	$383,567
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $32,111, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $35,505.(xx)	32,108	32,108

Total Repurchase Agreements		415,675

Total Short-Term Investments (8.4%) (Cost $6,751,458)		6,749,390

Total Investments in Securities (96.1%) (Cost $76,706,733)		76,939,318
Other Assets Less Liabilities (3.9%)		3,114,014

Net Assets (100%)		$80,053,332

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $3,648,441 or 4.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $791,469. This was collateralized by $441,507 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/28/22 - 11/15/51 and by cash of $415,675 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Sector Weightings as of March 31, 2022	Market Value	% of Net Assets
Financials	$17,289,210	21.6%
Information Technology	15,852,389	19.8
Consumer Discretionary	8,024,001	10.0
Investment Company	6,333,715	7.9
Communication Services	5,801,450	7.3
Materials	5,699,393	7.1
Consumer Staples	5,014,339	6.3
Industrials	3,603,400	4.5
Energy	3,478,070	4.3
Health Care	2,396,222	3.0
Real Estate	1,794,654	2.2
Utilities	1,236,800	1.6
Repurchase Agreements	415,675	0.5
Cash and Other	3,114,014	3.9

		100.0%

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	32	6/2022	USD	1,800,800	84,187
MSCI India Equity Index	69	6/2022	USD	6,841,350	206,483

					290,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$5,963,782	$—	$—		$5,963,782
Chile	1,439,146	—	—		1,439,146
China	2,552,487	18,627,436	—		21,179,923
Colombia	1,587,107	—	—		1,587,107
Czech Republic	—	1,149,658	—		1,149,658
Egypt	—	190,789	—		190,789
Greece	—	290,041	—		290,041
Hong Kong	—	98,207	—		98,207
Hungary	—	319,542	—		319,542
India	1,395,815	—	—		1,395,815
Indonesia	—	2,419,642	—		2,419,642
Luxembourg	—	24,873	—		24,873
Malaysia	—	950,145	—		950,145
Mexico	2,030,970	—	—		2,030,970
Peru	334,434	—	—		334,434
Philippines	—	576,223	—		576,223
Poland	—	571,310	—		571,310
Romania	—	22,481	—		22,481
Russia	—	—	—	(a)	—	(a)
Singapore	—	572,886	—		572,886
South Africa	—	4,003,088	—		4,003,088
South Korea	—	8,853,986	—		8,853,986
Taiwan	—	13,247,969	—		13,247,969
Thailand	—	2,475,114	—		2,475,114
Turkey	—	325,539	—		325,539
United Republic of Tanzania	—	70,922	—		70,922
United States	61,559	33,691	—		95,250
Futures	290,670	—	—		290,670
Rights
South Korea	—	1,086	—		1,086
Short-Term Investments
Investment Company	6,333,715	—	—		6,333,715
Repurchase Agreements	—	415,675	—		415,675

Total Assets	$21,989,685	$55,240,303	$—		$77,229,988

Total Liabilities	$—	$—	$—		$—

Total	$21,989,685	$55,240,303	$—		$77,229,988

(a) Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,041,398
Aggregate gross unrealized depreciation	(7,725,463)

Net unrealized appreciation	$315,935

Federal income tax cost of investments in securities and derivative instruments, if applicable	$76,914,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	1,569,736	$37,092,862
Lumen Technologies, Inc.(x)	202,565	2,282,907
Verizon Communications, Inc.	922,805	47,007,687

		86,383,456

Entertainment (1.4%)
Activision Blizzard, Inc.	171,252	13,718,998
Electronic Arts, Inc.	61,818	7,820,595
Live Nation Entertainment, Inc.*	29,694	3,493,202
Netflix, Inc.*	97,592	36,556,987
Take-Two Interactive Software, Inc.*	25,371	3,900,538
Walt Disney Co. (The)*	400,212	54,893,078

		120,383,398

Interactive Media & Services (5.7%)
Alphabet, Inc., Class A*	66,112	183,880,611
Alphabet, Inc., Class C*	61,058	170,534,383
Match Group, Inc.*	62,228	6,766,673
Meta Platforms, Inc., Class A*	507,582	112,865,934
Twitter, Inc.*	175,770	6,800,541

		480,848,142

Media (1.0%)
Charter Communications, Inc., Class A*	26,201	14,293,170
Comcast Corp., Class A	994,419	46,558,698
Discovery, Inc., Class A(x)*	37,269	928,743
Discovery, Inc., Class C*	66,767	1,667,172
DISH Network Corp., Class A*	54,891	1,737,300
Fox Corp., Class A	69,421	2,738,659
Fox Corp., Class B	32,047	1,162,665
Interpublic Group of Cos., Inc. (The)	86,526	3,067,347
News Corp., Class A	85,922	1,903,172
News Corp., Class B	26,615	599,370
Omnicom Group, Inc.	45,941	3,899,472
Paramount Global, Class B	133,366	5,042,568

		83,598,336

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	129,063	16,565,236

Total Communication Services		787,778,568

Consumer Discretionary (11.9%)
Auto Components (0.1%)
Aptiv plc*	59,464	7,118,436
BorgWarner, Inc.	52,706	2,050,263

		9,168,699

Automobiles (2.7%)
Ford Motor Co.	864,640	14,621,063
General Motors Co.*	319,403	13,970,687
Tesla, Inc.*	184,020	198,299,952

		226,891,702

Distributors (0.1%)
Genuine Parts Co.	31,307	3,945,308
LKQ Corp.	58,950	2,676,920
Pool Corp.	8,812	3,726,154

		10,348,382

Hotels, Restaurants & Leisure (1.9%)
Booking Holdings, Inc.*	9,026	21,197,110
Caesars Entertainment, Inc.*	46,992	3,635,301
Carnival Corp.*	177,795	3,595,015
Chipotle Mexican Grill, Inc.*	6,185	9,784,856
Darden Restaurants, Inc.	28,076	3,732,704
Domino’s Pizza, Inc.	7,999	3,255,673
Expedia Group, Inc.*	33,024	6,461,806
Hilton Worldwide Holdings, Inc.*	61,269	9,296,958
Las Vegas Sands Corp.*	75,573	2,937,522
Marriott International, Inc., Class A*	60,137	10,569,078
McDonald’s Corp.	164,260	40,618,213
MGM Resorts International	82,797	3,472,506
Norwegian Cruise Line Holdings Ltd.(x)*	91,641	2,005,105
Penn National Gaming, Inc.*	36,517	1,549,051
Royal Caribbean Cruises Ltd.*	49,293	4,129,767
Starbucks Corp.	252,859	23,002,583
Wynn Resorts Ltd.*	23,136	1,844,865
Yum! Brands, Inc.	63,528	7,529,974

		158,618,087

Household Durables (0.3%)
DR Horton, Inc.	70,884	5,281,567
Garmin Ltd.	33,398	3,961,337
Lennar Corp., Class A	57,455	4,663,622
Mohawk Industries, Inc.*	12,060	1,497,852
Newell Brands, Inc.	83,225	1,781,847
NVR, Inc.*	720	3,216,435
PulteGroup, Inc.	54,658	2,290,170
Whirlpool Corp.	12,969	2,240,784

		24,933,614

Internet & Direct Marketing Retail (3.8%)
Amazon.com, Inc.*	96,195	313,590,890
eBay, Inc.	137,608	7,879,434
Etsy, Inc.*	27,869	3,463,560

		324,933,884

Leisure Products (0.0%)
Hasbro, Inc.	28,504	2,335,048

Multiline Retail (0.5%)
Dollar General Corp.	50,934	11,339,436
Dollar Tree, Inc.*	49,450	7,919,417
Target Corp.	105,321	22,351,223

		41,610,076

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	13,707	2,836,801
AutoZone, Inc.*	4,536	9,274,215
Bath & Body Works, Inc.	56,653	2,708,013
Best Buy Co., Inc.	47,592	4,326,113
CarMax, Inc.*	35,541	3,428,996
Home Depot, Inc. (The)	229,545	68,709,705
Lowe’s Cos., Inc.	148,103	29,944,945
O’Reilly Automotive, Inc.*	14,811	10,144,942
Ross Stores, Inc.	77,669	7,025,938
TJX Cos., Inc. (The)	262,219	15,885,227
Tractor Supply Co.	25,019	5,838,684
Ulta Beauty, Inc.*	11,897	4,737,623

		164,861,202

Textiles, Apparel & Luxury Goods (0.6%)
NIKE, Inc., Class B	280,554	37,751,346
PVH Corp.	15,383	1,178,492
Ralph Lauren Corp.	10,175	1,154,252
Tapestry, Inc.	58,030	2,155,814
Under Armour, Inc., Class A*	41,468	705,785
Under Armour, Inc., Class C(x)*	47,276	735,615
VF Corp.	70,955	4,034,501

		47,715,805

Total Consumer Discretionary		1,011,416,499

Consumer Staples (6.0%)
Beverages (1.5%)
Brown-Forman Corp., Class B	40,172	2,692,327
Coca-Cola Co. (The)	854,546	52,981,852
Constellation Brands, Inc., Class A	36,125	8,320,310
Molson Coors Beverage Co., Class B	41,415	2,210,733
Monster Beverage Corp.*	82,584	6,598,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	304,110	$50,901,932

		123,705,615

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	97,476	56,131,555
Kroger Co. (The)	147,078	8,437,865
Sysco Corp.	111,547	9,107,812
Walgreens Boots Alliance, Inc.	157,505	7,051,499
Walmart, Inc.	310,975	46,310,397

		127,039,128

Food Products (0.9%)
Archer-Daniels-Midland Co.	123,001	11,102,070
Campbell Soup Co.	44,440	1,980,691
Conagra Brands, Inc.	105,447	3,539,856
General Mills, Inc.	132,597	8,979,469
Hershey Co. (The)	31,960	6,923,495
Hormel Foods Corp.	62,019	3,196,459
J M Smucker Co. (The)	23,820	3,225,466
Kellogg Co.	56,239	3,626,853
Kraft Heinz Co. (The)	156,060	6,147,204
Lamb Weston Holdings, Inc.	31,919	1,912,267
McCormick & Co., Inc. (Non-Voting)	54,899	5,478,920
Mondelez International, Inc., Class A	305,182	19,159,326
Tyson Foods, Inc., Class A	64,287	5,762,044

		81,034,120

Household Products (1.3%)
Church & Dwight Co., Inc.	53,196	5,286,618
Clorox Co. (The)	27,051	3,760,901
Colgate-Palmolive Co.	185,275	14,049,403
Kimberly-Clark Corp.	74,035	9,118,151
Procter & Gamble Co. (The)	526,923	80,513,834

		112,728,907

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,091	13,913,101

Tobacco (0.6%)
Altria Group, Inc.	400,771	20,940,285
Philip Morris International, Inc.	340,683	32,003,761

		52,944,046

Total Consumer Staples		511,364,917

Energy (3.8%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	199,085	7,248,685
Halliburton Co.	197,524	7,480,234
Schlumberger NV	308,492	12,743,804

		27,472,723

Oil, Gas & Consumable Fuels (3.5%)
APA Corp.	79,855	3,300,407
Chevron Corp.	423,744	68,998,236
ConocoPhillips	286,259	28,625,900
Coterra Energy, Inc.	178,841	4,823,342
Devon Energy Corp.	138,401	8,183,651
Diamondback Energy, Inc.	37,436	5,131,727
EOG Resources, Inc.	128,615	15,334,767
Exxon Mobil Corp.#	930,624	76,860,236
Hess Corp.	60,595	6,486,089
Kinder Morgan, Inc.	428,657	8,105,904
Marathon Oil Corp.	171,138	4,297,275
Marathon Petroleum Corp.	127,276	10,882,098
Occidental Petroleum Corp.	195,042	11,066,683
ONEOK, Inc.	98,026	6,923,576
Phillips 66	102,844	8,884,693
Pioneer Natural Resources Co.	49,909	12,478,747
Valero Energy Corp.	89,870	9,125,400
Williams Cos., Inc. (The)	267,088	8,923,410

		298,432,141

Total Energy		325,904,864

Financials (11.0%)
Banks (3.8%)
Bank of America Corp.	1,562,584	64,409,713
Citigroup, Inc.	436,211	23,293,667
Citizens Financial Group, Inc.	93,687	4,246,832
Comerica, Inc.	28,728	2,597,873
Fifth Third Bancorp	150,304	6,469,084
First Republic Bank	39,405	6,387,551
Huntington Bancshares, Inc.	316,045	4,620,578
JPMorgan Chase & Co.	649,627	88,557,153
KeyCorp	204,180	4,569,548
M&T Bank Corp.	28,292	4,795,494
People’s United Financial, Inc.	94,065	1,880,359
PNC Financial Services Group, Inc. (The)	92,324	17,029,162
Regions Financial Corp.	207,071	4,609,401
Signature Bank	13,790	4,047,227
SVB Financial Group*	12,914	7,224,737
Truist Financial Corp.	293,436	16,637,821
US Bancorp	296,854	15,777,790
Wells Fargo & Co.	854,177	41,393,417
Zions Bancorp NA	33,330	2,185,115

		320,732,522

Capital Markets (2.9%)
Ameriprise Financial, Inc.	24,378	7,322,176
Bank of New York Mellon Corp. (The)	162,626	8,071,128
BlackRock, Inc.	31,343	23,951,380
Cboe Global Markets, Inc.	23,442	2,682,234
Charles Schwab Corp. (The)	330,474	27,862,263
CME Group, Inc.	79,002	18,791,416
FactSet Research Systems, Inc.	8,309	3,607,352
Franklin Resources, Inc.	61,811	1,725,763
Goldman Sachs Group, Inc. (The)	74,843	24,705,674
Intercontinental Exchange, Inc.	123,506	16,317,613
Invesco Ltd.	75,022	1,730,007
MarketAxess Holdings, Inc.	8,359	2,843,732
Moody’s Corp.	35,552	11,995,600
Morgan Stanley	311,617	27,235,326
MSCI, Inc.	17,864	8,983,448
Nasdaq, Inc.	25,731	4,585,264
Northern Trust Corp.	45,670	5,318,272
Raymond James Financial, Inc.	41,072	4,514,224
S&P Global, Inc.	77,858	31,935,795
State Street Corp.	80,450	7,008,804
T. Rowe Price Group, Inc.	50,383	7,617,406

		248,804,877

Consumer Finance (0.6%)
American Express Co.	135,206	25,283,522
Capital One Financial Corp.	90,984	11,945,289
Discover Financial Services	63,308	6,975,908
Synchrony Financial	114,586	3,988,739

		48,193,458

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	402,573	142,072,037

Insurance (2.0%)
Aflac, Inc.	131,884	8,492,011
Allstate Corp. (The)	61,682	8,543,574
American International Group, Inc.	182,516	11,456,529
Aon plc, Class A	47,217	15,375,272
Arthur J Gallagher & Co.	45,822	8,000,521
Assurant, Inc.	12,525	2,277,421
Brown & Brown, Inc.	51,542	3,724,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Ltd.	94,686	$20,253,335
Cincinnati Financial Corp.	32,942	4,478,794
Everest Re Group Ltd.	8,654	2,608,142
Globe Life, Inc.	20,421	2,054,353
Hartford Financial Services Group, Inc. (The)	73,618	5,286,509
Lincoln National Corp.	36,615	2,393,156
Loews Corp.	43,102	2,793,872
Marsh & McLennan Cos., Inc.	110,986	18,914,234
MetLife, Inc.	154,242	10,840,128
Principal Financial Group, Inc.	53,404	3,920,388
Progressive Corp. (The)	128,463	14,643,497
Prudential Financial, Inc.	83,092	9,818,982
Travelers Cos., Inc. (The)	53,021	9,688,527
W R Berkley Corp.	46,149	3,073,062
Willis Towers Watson plc	26,831	6,338,019

		174,975,266

Total Financials		934,778,160

Health Care (13.5%)
Biotechnology (1.9%)
AbbVie, Inc.	388,616	62,998,540
Amgen, Inc.	123,817	29,941,427
Biogen, Inc.*	32,290	6,800,274
Gilead Sciences, Inc.	275,739	16,392,684
Incyte Corp.*	41,354	3,284,335
Moderna, Inc.*	77,540	13,357,040
Regeneron Pharmaceuticals, Inc.*	23,458	16,383,536
Vertex Pharmaceuticals, Inc.*	55,961	14,604,142

		163,761,978

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	388,705	46,007,124
ABIOMED, Inc.*	10,005	3,314,056
Align Technology, Inc.*	16,120	7,028,320
Baxter International, Inc.	110,062	8,534,207
Becton Dickinson and Co.	62,598	16,651,068
Boston Scientific Corp.*	313,242	13,873,488
Cooper Cos., Inc. (The)	10,836	4,525,005
Dentsply Sirona, Inc.	48,054	2,365,218
Dexcom, Inc.*	21,305	10,899,638
Edwards Lifesciences Corp.*	137,241	16,156,011
Hologic, Inc.*	54,952	4,221,413
IDEXX Laboratories, Inc.*	18,639	10,196,651
Intuitive Surgical, Inc.*	78,639	23,723,814
Medtronic plc	295,561	32,792,493
ResMed, Inc.	32,145	7,795,484
STERIS plc	22,010	5,321,358
Stryker Corp.	73,803	19,731,232
Teleflex, Inc.	10,297	3,653,684
Zimmer Biomet Holdings, Inc.	46,059	5,890,946

		242,681,210

Health Care Providers & Services (3.0%)
AmerisourceBergen Corp.	33,100	5,120,901
Anthem, Inc.	53,354	26,208,552
Cardinal Health, Inc.	60,904	3,453,257
Centene Corp.*	128,266	10,798,714
Cigna Corp.	70,990	17,009,914
CVS Health Corp.	288,516	29,200,704
DaVita, Inc.*	13,548	1,532,414
HCA Healthcare, Inc.	52,644	13,193,639
Henry Schein, Inc.*	30,483	2,657,813
Humana, Inc.	28,254	12,295,293
Laboratory Corp. of America Holdings*	20,465	5,395,802
McKesson Corp.	32,929	10,080,555
Molina Healthcare, Inc.*	12,837	4,282,295
Quest Diagnostics, Inc.	26,159	3,580,121
UnitedHealth Group, Inc.	207,038	105,583,169
Universal Health Services, Inc., Class B	16,073	2,329,781

		252,722,924

Health Care Technology (0.1%)
Cerner Corp.	64,676	6,051,087

Life Sciences Tools & Services (1.8%)
Agilent Technologies, Inc.	66,026	8,737,221
Bio-Rad Laboratories, Inc., Class A*	4,750	2,675,342
Bio-Techne Corp.	8,636	3,739,733
Charles River Laboratories International, Inc.*	11,093	3,150,079
Danaher Corp.	139,883	41,031,880
Illumina, Inc.*	34,358	12,004,685
IQVIA Holdings, Inc.*	41,994	9,709,433
Mettler-Toledo International, Inc.*	5,053	6,938,729
PerkinElmer, Inc.	27,741	4,839,695
Thermo Fisher Scientific, Inc.	86,620	51,162,103
Waters Corp.*	13,417	4,164,503
West Pharmaceutical Services, Inc.	16,284	6,688,002

		154,841,405

Pharmaceuticals (3.8%)
Bristol-Myers Squibb Co.	479,145	34,991,959
Catalent, Inc.*	39,371	4,366,244
Eli Lilly and Co.	174,531	49,980,442
Johnson & Johnson	578,698	102,562,647
Merck & Co., Inc.	555,253	45,558,509
Organon & Co.	55,735	1,946,824
Pfizer, Inc.	1,233,821	63,874,913
Viatris, Inc.	265,849	2,892,437
Zoetis, Inc.	104,003	19,613,926

		325,787,901

Total Health Care		1,145,846,505

Industrials (7.8%)
Aerospace & Defense (1.6%)
Boeing Co. (The)*	120,466	23,069,239
General Dynamics Corp.	50,666	12,219,626
Howmet Aerospace, Inc.	83,427	2,998,366
Huntington Ingalls Industries, Inc.	8,806	1,756,269
L3Harris Technologies, Inc.	43,134	10,717,505
Lockheed Martin Corp.	53,278	23,516,909
Northrop Grumman Corp.	32,255	14,425,081
Raytheon Technologies Corp.	328,044	32,499,319
Textron, Inc.	48,454	3,604,009
TransDigm Group, Inc.*	11,582	7,546,136

		132,352,459

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	28,574	3,077,706
Expeditors International of Washington, Inc.	37,238	3,841,472
FedEx Corp.	53,586	12,399,264
United Parcel Service, Inc., Class B	160,284	34,374,507

		53,692,949

Airlines (0.2%)
Alaska Air Group, Inc.*	27,677	1,605,543
American Airlines Group, Inc.(x)*	142,384	2,598,508
Delta Air Lines, Inc.*	140,688	5,567,024
Southwest Airlines Co.*	130,209	5,963,572
United Airlines Holdings, Inc.*	71,179	3,299,859

		19,034,506

Building Products (0.4%)
A O Smith Corp.	28,887	1,845,591
Allegion plc	19,717	2,164,532
Carrier Global Corp.	188,059	8,626,266
Fortune Brands Home & Security, Inc.	29,837	2,216,292
Johnson Controls International plc	154,452	10,127,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Masco Corp.	52,741	$2,689,791
Trane Technologies plc	51,336	7,839,007

		35,508,897

Commercial Services & Supplies (0.4%)
Cintas Corp.	19,382	8,244,909
Copart, Inc.*	46,925	5,887,680
Republic Services, Inc.	45,908	6,082,810
Rollins, Inc.	49,755	1,743,912
Waste Management, Inc.	84,598	13,408,783

		35,368,094

Construction & Engineering (0.1%)
Quanta Services, Inc.	31,324	4,122,552

Electrical Equipment (0.5%)
AMETEK, Inc.	50,850	6,772,203
Eaton Corp. plc	87,620	13,297,211
Emerson Electric Co.	130,573	12,802,683
Generac Holdings, Inc.*	13,868	4,122,402
Rockwell Automation, Inc.	25,542	7,152,526

		44,147,025

Industrial Conglomerates (1.0%)
3M Co.	125,539	18,690,246
General Electric Co.	241,653	22,111,250
Honeywell International, Inc.	150,757	29,334,297
Roper Technologies, Inc.	23,188	10,950,069

		81,085,862

Machinery (1.5%)
Caterpillar, Inc.	118,910	26,495,526
Cummins, Inc.	31,308	6,421,584
Deere & Co.	61,651	25,613,524
Dover Corp.	31,651	4,966,042
Fortive Corp.	78,823	4,802,685
IDEX Corp.	16,713	3,204,384
Illinois Tool Works, Inc.	62,788	13,147,807
Ingersoll Rand, Inc.	89,595	4,511,108
Nordson Corp.	11,896	2,701,344
Otis Worldwide Corp.	93,415	7,188,284
PACCAR, Inc.	76,344	6,723,616
Parker-Hannifin Corp.	28,242	8,013,950
Pentair plc	36,375	1,971,889
Snap-on, Inc.	11,747	2,413,774
Stanley Black & Decker, Inc.	35,838	5,009,794
Westinghouse Air Brake Technologies Corp.	41,067	3,949,413
Xylem, Inc.	39,639	3,379,621

		130,514,345

Professional Services (0.3%)
Equifax, Inc.	26,818	6,358,548
Jacobs Engineering Group, Inc.	28,404	3,914,355
Leidos Holdings, Inc.	30,849	3,332,309
Nielsen Holdings plc	78,871	2,148,446
Robert Half International, Inc.	24,068	2,748,084
Verisk Analytics, Inc.	35,426	7,603,483

		26,105,225

Road & Rail (1.0%)
CSX Corp.	487,557	18,259,010
JB Hunt Transport Services, Inc.	18,467	3,707,989
Norfolk Southern Corp.	52,708	15,033,376
Old Dominion Freight Line, Inc.	20,478	6,116,369
Union Pacific Corp.	140,003	38,250,219

		81,366,963

Trading Companies & Distributors (0.2%)
Fastenal Co.	126,517	7,515,110
United Rentals, Inc.*	15,920	5,654,943
WW Grainger, Inc.	9,513	4,906,710

		18,076,763

Total Industrials		661,375,640

Information Technology (27.7%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	49,309	6,852,965
Cisco Systems, Inc.	927,115	51,695,932
F5, Inc.*	13,351	2,789,692
Juniper Networks, Inc.	71,481	2,656,234
Motorola Solutions, Inc.	37,127	8,992,159

		72,986,982

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	131,659	9,920,506
CDW Corp.	29,835	5,337,183
Corning, Inc.	164,206	6,060,843
IPG Photonics Corp.*	7,851	861,726
Keysight Technologies, Inc.*	40,236	6,356,081
TE Connectivity Ltd.	71,568	9,373,977
Teledyne Technologies, Inc.*	10,256	4,847,293
Trimble, Inc.*	55,177	3,980,469
Zebra Technologies Corp., Class A*	11,668	4,827,051

		51,565,129

IT Services (4.2%)
Accenture plc, Class A	138,927	46,850,352
Akamai Technologies, Inc.*	35,716	4,264,133
Automatic Data Processing, Inc.	92,334	21,009,678
Broadridge Financial Solutions, Inc.	25,669	3,996,920
Cognizant Technology Solutions Corp., Class A	115,461	10,353,388
DXC Technology Co.*	53,741	1,753,569
EPAM Systems, Inc.*	12,468	3,698,133
Fidelity National Information Services, Inc.	133,857	13,441,920
Fiserv, Inc.*	130,619	13,244,767
FleetCor Technologies, Inc.*	17,849	4,445,472
Gartner, Inc.*	18,078	5,377,482
Global Payments, Inc.	62,594	8,565,363
International Business Machines Corp.	197,135	25,631,493
Jack Henry & Associates, Inc.	16,008	3,154,376
Mastercard, Inc., Class A	189,718	67,801,419
Paychex, Inc.	70,578	9,631,780
PayPal Holdings, Inc.*	256,092	29,617,040
VeriSign, Inc.*	21,243	4,725,718
Visa, Inc., Class A	364,555	80,847,362

		358,410,365

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Micro Devices, Inc.*	359,363	39,292,750
Analog Devices, Inc.	115,478	19,074,656
Applied Materials, Inc.	195,199	25,727,228
Broadcom, Inc.	90,758	57,148,497
Enphase Energy, Inc.*	29,442	5,940,807
Intel Corp.	895,108	44,361,552
KLA Corp.	33,130	12,127,568
Lam Research Corp.	30,665	16,485,811
Microchip Technology, Inc.	122,218	9,183,461
Micron Technology, Inc.	246,150	19,172,623
Monolithic Power Systems, Inc.	9,524	4,625,616
NVIDIA Corp.	549,550	149,950,213
NXP Semiconductors NV	58,457	10,819,222
Qorvo, Inc.*	23,836	2,958,048
QUALCOMM, Inc.	247,737	37,859,168
Skyworks Solutions, Inc.	36,052	4,805,011
SolarEdge Technologies, Inc.*	11,545	3,721,762
Teradyne, Inc.	35,832	4,236,417
Texas Instruments, Inc.	203,014	37,249,009

		504,739,419

Software (8.8%)
Adobe, Inc.*	103,689	47,242,782
ANSYS, Inc.*	19,180	6,092,527
Autodesk, Inc.*	48,354	10,364,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	60,921	$10,019,068
Ceridian HCM Holding, Inc.*	30,070	2,055,585
Citrix Systems, Inc.	27,417	2,766,375
Fortinet, Inc.*	29,831	10,194,446
Intuit, Inc.	62,246	29,930,367
Microsoft Corp.	1,647,960	508,082,548
NortonLifeLock, Inc.	127,905	3,392,041
Oracle Corp.	346,341	28,652,791
Paycom Software, Inc.*	10,584	3,666,086
PTC, Inc.*	23,138	2,492,425
salesforce.com, Inc.*	216,523	45,972,163
ServiceNow, Inc.*	43,964	24,483,112
Synopsys, Inc.*	33,729	11,240,864
Tyler Technologies, Inc.*	9,007	4,007,124

		750,654,984

Technology Hardware, Storage & Peripherals (7.3%)
Apple, Inc.	3,407,969	595,065,467
Hewlett Packard Enterprise Co.	284,324	4,751,054
HP, Inc.	238,004	8,639,545
NetApp, Inc.	48,861	4,055,463
Seagate Technology Holdings plc	44,269	3,979,783
Western Digital Corp.*	68,786	3,415,225

		619,906,537

Total Information Technology		2,358,263,416

Materials (2.6%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	48,738	12,180,114
Albemarle Corp.	25,714	5,686,651
Celanese Corp.	23,747	3,392,734
CF Industries Holdings, Inc.	47,146	4,858,867
Corteva, Inc.	159,814	9,186,109
Dow, Inc.	161,732	10,305,563
DuPont de Nemours, Inc.	112,747	8,295,924
Eastman Chemical Co.	28,357	3,177,685
Ecolab, Inc.	54,804	9,676,194
FMC Corp.	27,862	3,665,803
International Flavors & Fragrances, Inc.	55,955	7,348,570
Linde plc	112,670	35,990,178
LyondellBasell Industries NV, Class A	57,791	5,942,071
Mosaic Co. (The)	81,424	5,414,696
PPG Industries, Inc.	52,186	6,840,019
Sherwin-Williams Co. (The)	53,025	13,236,101

		145,197,279

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,713	5,277,996
Vulcan Materials Co.	29,171	5,358,713

		10,636,709

Containers & Packaging (0.3%)
Amcor plc	332,748	3,770,035
Avery Dennison Corp.	18,200	3,166,254
Ball Corp.	71,198	6,407,820
International Paper Co.	85,128	3,928,657
Packaging Corp. of America	20,881	3,259,733
Sealed Air Corp.	32,568	2,180,753
Westrock Co.	57,860	2,721,156

		25,434,408

Metals & Mining (0.5%)
Freeport-McMoRan, Inc.	322,710	16,051,595
Newmont Corp.	175,292	13,926,950
Nucor Corp.	59,791	8,887,932

		38,866,477

Total Materials		220,134,873

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	31,994	6,438,793
American Tower Corp. (REIT)	100,109	25,149,383
AvalonBay Communities, Inc. (REIT)	30,722	7,630,423
Boston Properties, Inc. (REIT)	31,247	4,024,614
Crown Castle International Corp. (REIT)	95,007	17,538,292
Digital Realty Trust, Inc. (REIT)	62,382	8,845,768
Duke Realty Corp. (REIT)	83,718	4,860,667
Equinix, Inc. (REIT)	19,793	14,678,885
Equity Residential (REIT)	75,119	6,754,700
Essex Property Trust, Inc. (REIT)	14,343	4,955,220
Extra Space Storage, Inc. (REIT)	29,432	6,051,219
Federal Realty Investment Trust (REIT)	15,553	1,898,555
Healthpeak Properties, Inc. (REIT)	118,550	4,069,821
Host Hotels & Resorts, Inc. (REIT)	156,959	3,049,713
Iron Mountain, Inc. (REIT)	63,649	3,526,791
Kimco Realty Corp. (REIT)	135,554	3,348,184
Mid-America Apartment Communities, Inc. (REIT)	25,353	5,310,186
Prologis, Inc. (REIT)	162,667	26,267,467
Public Storage (REIT)	33,536	13,088,430
Realty Income Corp. (REIT)	124,365	8,618,495
Regency Centers Corp. (REIT)	33,872	2,416,428
SBA Communications Corp. (REIT)	23,912	8,228,119
Simon Property Group, Inc. (REIT)	72,236	9,503,368
UDR, Inc. (REIT)	65,740	3,771,504
Ventas, Inc. (REIT)	87,747	5,419,255
Vornado Realty Trust (REIT)	34,950	1,583,934
Welltower, Inc. (REIT)	95,682	9,198,867
Weyerhaeuser Co. (REIT)	164,272	6,225,909

		222,452,990

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	73,566	6,732,760

Total Real Estate		229,185,750

Utilities (2.7%)
Electric Utilities (1.7%)
Alliant Energy Corp.	55,034	3,438,524
American Electric Power Co., Inc.	110,713	11,045,836
Constellation Energy Corp.	71,771	4,037,119
Duke Energy Corp.	169,090	18,880,589
Edison International	83,511	5,854,121
Entergy Corp.	44,180	5,158,015
Evergy, Inc.	50,405	3,444,678
Eversource Energy	75,575	6,664,959
Exelon Corp.	215,314	10,255,406
FirstEnergy Corp.	125,339	5,748,047
NextEra Energy, Inc.	431,317	36,536,863
NRG Energy, Inc.	53,821	2,064,574
Pinnacle West Capital Corp.	24,800	1,936,880
PPL Corp.	165,022	4,713,028
Southern Co. (The)	232,966	16,892,365
Xcel Energy, Inc.	118,412	8,545,794

		145,216,798

Gas Utilities (0.0%)
Atmos Energy Corp.	29,771	3,557,337

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	146,557	3,770,912

Multi-Utilities (0.8%)
Ameren Corp.	56,627	5,309,347
CenterPoint Energy, Inc.	138,237	4,235,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CMS Energy Corp.	63,695	$4,454,828
Consolidated Edison, Inc.	77,761	7,362,411
Dominion Energy, Inc.	178,054	15,129,248
DTE Energy Co.	42,589	5,630,692
NiSource, Inc.	86,324	2,745,103
Public Service Enterprise Group, Inc.	111,155	7,780,850
Sempra Energy	70,197	11,801,520
WEC Energy Group, Inc.	69,339	6,920,726

		71,370,307

Water Utilities (0.1%)
American Water Works Co., Inc.	39,906	6,605,640

Total Utilities		230,520,994

Total Common Stocks (99.0%) (Cost $2,466,316,722)		8,416,570,186

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $1,619,771, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $1,652,155.(xx)	$1,619,760	1,619,760
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $54,226, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $59,958.(xx)	54,221	54,221
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $1,000,011, collateralized by various Common Stocks; total market value $1,158,188.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,673,981

Total Short-Term Investments (0.0%) (Cost $2,673,981)		2,673,981

Total Investments in Securities (99.0%) (Cost $2,468,990,703)		8,419,244,167
Other Assets Less Liabilities (1.0%)		82,051,634

Net Assets (100%)		$8,501,295,801

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $21,225,630.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $4,743,683. This was collateralized by $2,282,888 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 2/15/52 and by cash of $2,673,981 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	338	6/2022	USD	76,569,675	2,110,437

					2,110,437

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$787,778,568	$—	$—	$787,778,568
Consumer Discretionary	1,011,416,499	—	—	1,011,416,499
Consumer Staples	511,364,917	—	—	511,364,917
Energy	325,904,864	—	—	325,904,864
Financials	934,778,160	—	—	934,778,160
Health Care	1,145,846,505	—	—	1,145,846,505
Industrials	661,375,640	—	—	661,375,640
Information Technology	2,358,263,416	—	—	2,358,263,416
Materials	220,134,873	—	—	220,134,873
Real Estate	229,185,750	—	—	229,185,750
Utilities	230,520,994	—	—	230,520,994
Futures	2,110,437	—	—	2,110,437
Short-Term Investments
Repurchase Agreements	—	2,673,981	—	2,673,981

Total Assets	$8,418,680,623	$2,673,981	$—	$8,421,354,604

Total Liabilities	$—	$—	$—	$—

Total	$8,418,680,623	$2,673,981	$—	$8,421,354,604

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,125,010,285
Aggregate gross unrealized depreciation	(186,141,743)

Net unrealized appreciation	$5,938,868,542

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,482,486,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	89,902	$2,124,384
Liberty Global plc, Class C*	107,793	2,792,917

		4,917,301

Entertainment (1.4%)
Activision Blizzard, Inc.	28,771	2,304,845
Cinemark Holdings, Inc.*	33,142	572,694
Netflix, Inc.*	8,402	3,147,305
Sea Ltd. (ADR)*	9,005	1,078,709
Take-Two Interactive Software, Inc.*	17,848	2,743,951
Walt Disney Co. (The)*	36,545	5,012,512

		14,860,016

Interactive Media & Services (7.2%)
Alphabet, Inc., Class A*	9,185	25,546,700
Alphabet, Inc., Class C*	8,691	24,273,876
Cars.com, Inc.*	16,700	240,981
Meta Platforms, Inc., Class A*	99,629	22,153,504
Snap, Inc., Class A*	124,894	4,494,935
Tongdao Liepin Group(m)*	337,149	757,511

		77,467,507

Media (0.4%)
Altice USA, Inc., Class A*	44,039	549,607
Comcast Corp., Class A	49,932	2,337,816
Liberty Broadband Corp., Class C*	14,000	1,894,480

		4,781,903

Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.*	42,239	5,421,376

Total Communication Services		107,448,103

Consumer Discretionary (11.9%)
Automobiles (2.3%)
General Motors Co.*	27,200	1,189,728
Tesla, Inc.*	22,300	24,030,480

		25,220,208

Distributors (0.1%)
Pool Corp.	2,400	1,014,840

Diversified Consumer Services (0.0%)
Frontdoor, Inc.*	3,100	92,535

Hotels, Restaurants & Leisure (1.4%)
Aramark	5,200	195,520
Booking Holdings, Inc.*	2,500	5,871,125
Caesars Entertainment, Inc.*	22,700	1,756,072
Chipotle Mexican Grill, Inc.*	1,300	2,056,639
Domino’s Pizza, Inc.	600	244,206
Dutch Bros, Inc., Class A(x)*	10,400	574,808
Marriott International, Inc., Class A*	17,300	3,040,475
Planet Fitness, Inc., Class A*	7,300	616,704
Sweetgreen, Inc., Class A(x)*	6,262	200,321

		14,555,870

Household Durables (0.2%)
DR Horton, Inc.	18,300	1,363,533
Lennar Corp., Class A	6,670	541,404

		1,904,937

Internet & Direct Marketing Retail (4.0%)
Amazon.com, Inc.*	13,037	42,499,968
Deliveroo plc(m)*	15,100	22,248

		42,522,216

Multiline Retail (0.8%)
Dollar General Corp.	2,020	449,713
Dollar Tree, Inc.*	20,700	3,315,105
Ollie’s Bargain Outlet Holdings, Inc.*	7,600	326,496
Target Corp.	20,000	4,244,400

		8,335,714

Specialty Retail (2.0%)
AutoZone, Inc.*	1,000	2,044,580
Burlington Stores, Inc.*	7,100	1,293,407
Floor & Decor Holdings, Inc., Class A*	10,600	858,600
Home Depot, Inc. (The)	34,400	10,296,952
Industria de Diseno Textil SA	41,900	911,696
RH*	800	260,872
Signet Jewelers Ltd.	7,100	516,170
TJX Cos., Inc. (The)	59,200	3,586,336
Ulta Beauty, Inc.*	3,300	1,314,126
Warby Parker, Inc., Class A*	7,100	240,051

		21,322,790

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	7,453	383,010
LVMH Moet Hennessy Louis Vuitton SE	2,818	2,006,612
NIKE, Inc., Class B	50,600	6,808,736
Ralph Lauren Corp.	10,900	1,236,496
Tapestry, Inc.	48,200	1,790,630

		12,225,484

Total Consumer Discretionary		127,194,594

Consumer Staples (5.8%)
Beverages (2.1%)
Boston Beer Co., Inc. (The), Class A(x)*	1,390	539,973
Coca-Cola Co. (The)	121,919	7,558,978
Constellation Brands, Inc., Class A	12,888	2,968,364
Duckhorn Portfolio, Inc. (The)*	11,550	210,094
Keurig Dr Pepper, Inc.	26,884	1,018,904
Monster Beverage Corp.*	27,953	2,233,445
PepsiCo, Inc.	40,965	6,856,722
Pernod Ricard SA	3,212	704,463

		22,090,943

Food & Staples Retailing (1.5%)
Albertsons Cos., Inc., Class A	29,700	987,525
BJ’s Wholesale Club Holdings, Inc.*	7,892	533,578
Cake Box Holdings plc(m)	12,400	32,908
Costco Wholesale Corp.	12,113	6,975,271
Grocery Outlet Holding Corp.*	6,737	220,839
US Foods Holding Corp.*	9,144	344,089
Walgreens Boots Alliance, Inc.	1,843	82,511
Walmart, Inc.	47,192	7,027,832

		16,204,553

Food Products (0.7%)
Bunge Ltd.	3,771	417,864
Darling Ingredients, Inc.*	6,110	491,122
Freshpet, Inc.*	2,869	294,474
Hershey Co. (The)	5,200	1,126,476
Hotel Chocolat Group plc*	5,600	33,112
McCormick & Co., Inc. (Non-Voting)	13,800	1,377,240
Mondelez International, Inc., Class A	53,879	3,382,524
Sovos Brands, Inc.*	14,118	200,193
TreeHouse Foods, Inc.*	4,200	135,492

		7,458,497

Household Products (1.2%)
Clorox Co. (The)	5,500	764,665
Procter & Gamble Co. (The)	78,295	11,963,476

		12,728,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	6,748	$1,837,615
Honest Co., Inc. (The)(x)*	6,500	33,865

		1,871,480

Tobacco (0.1%)
Altria Group, Inc.	32,534	1,699,902

Total Consumer Staples		62,053,516

Energy (3.8%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	13,900	506,099
Halliburton Co.	70,800	2,681,196
Liberty Oilfield Services, Inc., Class A*	28,000	414,960
Oceaneering International, Inc.*	18,300	277,428
Schlumberger NV	23,400	966,654
US Silica Holdings, Inc.*	25,200	470,232
Weatherford International plc*	9,800	326,340

		5,642,909

Oil, Gas & Consumable Fuels (3.3%)
Africa Oil Corp.	22,300	39,957
Canadian Natural Resources Ltd.	65,500	4,055,797
Exxon Mobil Corp.	173,100	14,296,329
Harbour Energy plc*	74,195	471,921
Hess Corp.	29,900	3,200,496
Imperial Oil Ltd.	38,900	1,882,534
Kosmos Energy Ltd.*	132,500	952,675
MEG Energy Corp.*	255,300	3,485,959
Murphy Oil Corp.	25,700	1,038,023
Phillips 66	25,955	2,242,252
Tourmaline Oil Corp.	29,800	1,373,019
Valero Energy Corp.	21,000	2,132,340

		35,171,302

Total Energy		40,814,211

Financials (10.6%)
Banks (4.9%)
Bank of America Corp.	297,707	12,271,483
BankUnited, Inc.	5,600	246,176
BNP Paribas SA	16,287	927,337
Citizens Financial Group, Inc.	41,708	1,890,624
Comerica, Inc.	9,608	868,851
Eurobank Ergasias Services and Holdings SA*	833,375	974,529
JPMorgan Chase & Co.	52,426	7,146,712
M&T Bank Corp.	12,369	2,096,545
Piraeus Financial Holdings SA*	157,695	245,383
PNC Financial Services Group, Inc. (The)	19,341	3,567,447
Signature Bank	4,739	1,390,849
Silvergate Capital Corp., Class A*	2,600	391,482
Societe Generale SA	40,735	1,089,731
Standard Chartered plc	85,960	570,031
SVB Financial Group*	2,832	1,584,362
UniCredit SpA	82,099	886,420
US Bancorp	44,087	2,343,224
Wells Fargo & Co.	290,402	14,072,881

		52,564,067

Capital Markets (2.1%)
Bank of New York Mellon Corp. (The)	126,888	6,297,451
BlackRock, Inc.	5,476	4,184,595
Cboe Global Markets, Inc.	6,302	721,075
Goldman Sachs Group, Inc. (The)	5,082	1,677,568
Intercontinental Exchange, Inc.	39,994	5,284,007
Morgan Stanley	22,964	2,007,054
State Street Corp.	16,994	1,480,517
StepStone Group, Inc., Class A	19,267	636,967
Virtu Financial, Inc., Class A	27,003	1,005,052

		23,294,286

Consumer Finance (0.8%)
American Express Co.	14,088	2,634,456
Capital One Financial Corp.	26,752	3,512,270
OneMain Holdings, Inc.	46,115	2,186,312

		8,333,038

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class A*	4	2,115,684
Berkshire Hathaway, Inc., Class B*	12,216	4,311,149

		6,426,833

Insurance (2.2%)
AIA Group Ltd.	26,800	280,581
Arthur J Gallagher & Co.	15,705	2,742,093
Chubb Ltd.	5,600	1,197,840
Globe Life, Inc.	15,800	1,589,480
Hartford Financial Services Group, Inc. (The)	42,019	3,017,384
Marsh & McLennan Cos., Inc.	24,329	4,146,148
Prudential plc	13,918	205,594
Travelers Cos., Inc. (The)	55,540	10,148,824

		23,327,944

Total Financials		113,946,168

Health Care (13.0%)
Biotechnology (1.2%)
Amgen, Inc.	12,487	3,019,606
Biohaven Pharmaceutical Holding Co. Ltd.*	3,600	426,852
Horizon Therapeutics plc*	45,369	4,773,273
Legend Biotech Corp. (ADR)(x)*	17,933	651,685
Regeneron Pharmaceuticals, Inc.*	5,857	4,090,646

		12,962,062

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	72,677	8,602,050
Boston Scientific Corp.*	136,252	6,034,601
Demant A/S*	1,601	72,424
Dexcom, Inc.*	1,790	915,764
Envista Holdings Corp.*	50,862	2,477,488
Intuitive Surgical, Inc.*	19,577	5,905,989
ResMed, Inc.	17,483	4,239,802
Stryker Corp.	25,812	6,900,838

		35,148,956

Health Care Providers & Services (3.9%)
agilon health, Inc.*	102,631	2,601,696
AmerisourceBergen Corp.	36,292	5,614,735
HCA Healthcare, Inc.	17,971	4,503,892
Humana, Inc.	6,921	3,011,812
Option Care Health, Inc.*	109,351	3,123,064
Surgery Partners, Inc.*	83,303	4,585,830
UnitedHealth Group, Inc.	36,175	18,448,165

		41,889,194

Health Care Technology (0.1%)
Health Catalyst, Inc.*	16,345	427,095

Life Sciences Tools & Services (1.1%)
Thermo Fisher Scientific, Inc.	19,842	11,719,677

Pharmaceuticals (3.4%)
AstraZeneca plc (ADR)	12,696	842,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Bristol-Myers Squibb Co.	131,381	$9,594,754
Eli Lilly and Co.	34,888	9,990,877
Roche Holding AG	9,098	3,598,034
Royalty Pharma plc, Class A	94,408	3,678,136
UCB SA	32,164	3,850,432
Zoetis, Inc.	27,900	5,261,661

		36,816,147

Total Health Care		138,963,131

Industrials (8.7%)
Aerospace & Defense (2.6%)
Boeing Co. (The)*	55,891	10,703,126
General Dynamics Corp.	8,592	2,072,219
Lockheed Martin Corp.	10,294	4,543,772
Northrop Grumman Corp.	9,565	4,277,659
Raytheon Technologies Corp.	65,344	6,473,630

		28,070,406

Air Freight & Logistics (0.7%)
FedEx Corp.	26,484	6,128,133
United Parcel Service, Inc., Class B	8,178	1,753,854

		7,881,987

Building Products (0.0%)
JELD-WEN Holding, Inc.*	15,900	322,452

Commercial Services & Supplies (0.2%)
CoreCivic, Inc.*	99,300	1,109,181
GEO Group, Inc. (The) (REIT)(x)*	185,000	1,222,850

		2,332,031

Construction & Engineering (0.4%)
AECOM	39,198	3,010,798
API Group Corp.*	30,566	642,803
Fluor Corp.*	3,988	114,416

		3,768,017

Electrical Equipment (0.4%)
Fluence Energy, Inc.(x)*	10,000	131,100
Sensata Technologies Holding plc*	80,304	4,083,458

		4,214,558

Industrial Conglomerates (0.8%)
3M Co.	14,488	2,156,973
General Electric Co.	60,942	5,576,193
Honeywell International, Inc.	5,712	1,111,441

		8,844,607

Machinery (1.3%)
Allison Transmission Holdings, Inc.	105,289	4,133,646
Caterpillar, Inc.	31,528	7,025,069
Flowserve Corp.	24,752	888,597
Fortive Corp.	23,867	1,454,216
PACCAR, Inc.	1,000	88,070

		13,589,598

Marine (0.2%)
Genco Shipping & Trading Ltd.	42,487	1,003,543
Star Bulk Carriers Corp.	28,920	858,635

		1,862,178

Professional Services (1.0%)
Dun & Bradstreet Holdings, Inc.*	50,103	877,805
Equifax, Inc.	6,471	1,534,274
Nielsen Holdings plc	287,384	7,828,340

		10,240,419

Road & Rail (1.1%)
CSX Corp.	25,240	945,238
Norfolk Southern Corp.	19,981	5,698,981
Uber Technologies, Inc.*	89,565	3,195,679
Union Pacific Corp.	8,903	2,432,389

		12,272,287

Total Industrials		93,398,540

Information Technology (26.2%)
Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	36,300	2,735,205

IT Services (3.7%)
Affirm Holdings, Inc.*	8,400	388,752
Block, Inc.*	28,800	3,905,280
Capgemini SE	10,400	2,313,410
Cognizant Technology Solutions Corp., Class A	60,100	5,389,167
Dlocal Ltd.*	9,600	300,096
EPAM Systems, Inc.*	4,600	1,364,406
Mastercard, Inc., Class A	6,900	2,465,922
MongoDB, Inc.(x)*	8,100	3,593,079
Snowflake, Inc., Class A*	5,400	1,237,302
Twilio, Inc., Class A*	10,900	1,796,429
Visa, Inc., Class A	68,600	15,213,422
Wix.com Ltd.*	11,400	1,190,844
Worldline SA(m)*	7,400	320,814

		39,478,923

Semiconductors & Semiconductor Equipment (5.5%)
ASML Holding NV	3,200	2,134,398
Lam Research Corp.	8,424	4,528,826
Marvell Technology, Inc.	40,200	2,882,742
MediaTek, Inc.	44,000	1,371,871
Microchip Technology, Inc.	53,200	3,997,448
Micron Technology, Inc.	80,600	6,277,934
NVIDIA Corp.	87,400	23,847,964
NXP Semiconductors NV	15,900	2,942,772
Renesas Electronics Corp.*	250,400	2,897,421
Silergy Corp.	8,000	942,297
SolarEdge Technologies, Inc.*	7,500	2,417,775
Taiwan Semiconductor Manufacturing Co. Ltd.	239,000	4,941,190

		59,182,638

Software (10.8%)
Adobe, Inc.*	21,300	9,704,706
Anaplan, Inc.*	34,700	2,257,235
Autodesk, Inc.*	15,300	3,279,555
Coupa Software, Inc.*	11,200	1,138,256
Elastic NV*	9,200	818,340
Five9, Inc.*	12,600	1,391,040
HubSpot, Inc.(x)*	6,700	3,182,098
Intuit, Inc.	12,500	6,010,500
Microsoft Corp.	238,400	73,501,104
salesforce.com, Inc.*	41,500	8,811,280
Synopsys, Inc.*	9,200	3,066,084
Workday, Inc., Class A*	9,500	2,274,870

		115,435,068

Technology Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	365,000	63,732,650

Total Information Technology		280,564,484

Materials (2.7%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	5,972	1,492,462
Albemarle Corp.	5,620	1,242,863
CF Industries Holdings, Inc.	29,650	3,055,729
DuPont de Nemours, Inc.	14,450	1,063,231
Ecolab, Inc.	5,501	971,257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
International Flavors & Fragrances, Inc.	6,871	$902,368
Linde plc	8,888	2,839,094
Olin Corp.	30,050	1,571,014
Sherwin-Williams Co. (The)	3,371	841,469

		13,979,487

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	3,643	1,402,154
Summit Materials, Inc., Class A*	31,779	987,056
Vulcan Materials Co.	6,330	1,162,821

		3,552,031

Containers & Packaging (0.2%)
Crown Holdings, Inc.	15,419	1,928,763

Metals & Mining (0.9%)
Alcoa Corp.	10,190	917,406
First Quantum Minerals Ltd.	68,380	2,367,305
Freeport-McMoRan, Inc.	72,214	3,591,924
Newmont Corp.	18,182	1,444,560
Reliance Steel & Aluminum Co.	4,450	815,908

		9,137,103

Total Materials		28,597,384

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	325	65,406
American Tower Corp. (REIT)	15,001	3,768,551
Corporate Office Properties Trust (REIT)	19,655	560,954
Crown Castle International Corp. (REIT)	25,484	4,704,346
CubeSmart (REIT)	26,389	1,373,020
Douglas Emmett, Inc. (REIT)	2,074	69,313
Equity LifeStyle Properties, Inc. (REIT)	23,481	1,795,827
Essex Property Trust, Inc. (REIT)	3,677	1,270,330
Host Hotels & Resorts, Inc. (REIT)	25,200	489,636
Invitation Homes, Inc. (REIT)	41,628	1,672,613
Kilroy Realty Corp. (REIT)	3,763	287,569
Life Storage, Inc. (REIT)	4,271	599,777
LXP Industrial Trust (REIT)	1,472	23,110
Mid-America Apartment Communities, Inc. (REIT)	5,535	1,159,306
Prologis, Inc. (REIT)	24,686	3,986,295
Simon Property Group, Inc. (REIT)	5,013	659,510
Ventas, Inc. (REIT)	19,598	1,210,373
Welltower, Inc. (REIT)	58,816	5,654,570

		29,350,506

Real Estate Management & Development (0.3%)
Cushman & Wakefield plc*	105,596	2,165,774
Jones Lang LaSalle, Inc.*	2,923	699,942
WeWork, Inc.(x)*	60,781	414,526

		3,280,242

Total Real Estate		32,630,748

Utilities (2.8%)
Electric Utilities (1.9%)
Constellation Energy Corp.	21,766	1,224,338
Edison International	28,400	1,990,840
Entergy Corp.	5,200	607,100
Evergy, Inc.	13,800	943,092
Exelon Corp.	56,700	2,700,621
FirstEnergy Corp.	43,600	1,999,496
NextEra Energy, Inc.	64,000	5,421,440
PG&E Corp.*	147,600	1,762,344
Southern Co. (The)	43,500	3,154,185

		19,803,456

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	58,600	1,507,778

Multi-Utilities (0.8%)
CenterPoint Energy, Inc.	46,400	1,421,696
Dominion Energy, Inc.	23,860	2,027,384
NiSource, Inc.	32,500	1,033,500
Public Service Enterprise Group, Inc.	14,400	1,008,000
Sempra Energy	15,500	2,605,860

		8,096,440

Total Utilities		29,407,674

Total Common Stocks (98.6%) (Cost $760,741,731)		1,055,018,553

EXCHANGE TRADED FUND (ETF):
Equity (0.8%)
iShares Core S&P 500 ETF	19,300	8,756,217

Total Exchange Traded Fund (0.8%) (Cost $8,145,214)		8,756,217

MASTER LIMITED PARTNERSHIPS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Genesis Energy LP	101,100	1,183,881

Total Energy		1,183,881

Industrials (0.0%)
Marine (0.0%)
Navios Maritime Partners LP	4,200	147,840

Total Industrials		147,840

Total Master Limited Partnerships (0.1%) (Cost $1,214,162)		1,331,721

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $4,110,605, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $4,192,853.(xx)	$4,110,571	4,110,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $300,003, collateralized by various Common Stocks; total market value $347,456.(xx)	$300,000	$300,000

Total Repurchase Agreements		4,410,571

Total Short-Term Investments (0.5%) (Cost $5,410,571)		5,410,571

Total Investments in Securities (100.0%) (Cost $775,511,678)		1,070,517,062
Other Assets Less Liabilities (0.0%)		114,540

Net Assets (100%)		$1,070,631,602

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $1,133,481 or 0.1% of net assets.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $6,612,674. This was collateralized by $1,519,451 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/22 - 5/15/51 and by cash of $5,410,571 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$106,690,592	$757,511	$—	$107,448,103
Consumer Discretionary	124,254,038	2,940,556	—	127,194,594
Consumer Staples	61,283,033	770,483	—	62,053,516
Energy	40,342,290	471,921	—	40,814,211
Financials	108,766,562	5,179,606	—	113,946,168
Health Care	131,442,241	7,520,890	—	138,963,131
Industrials	93,398,540	—	—	93,398,540
Information Technology	265,643,083	14,921,401	—	280,564,484
Materials	28,597,384	—	—	28,597,384
Real Estate	32,630,748	—	—	32,630,748
Utilities	29,407,674	—	—	29,407,674
Exchange Traded Fund	8,756,217	—	—	8,756,217
Master Limited Partnerships
Energy	1,183,881	—	—	1,183,881
Industrials	147,840	—	—	147,840
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	4,410,571	—	4,410,571

Total Assets	$1,033,544,123	$36,972,939	$—	$1,070,517,062

Total Liabilities	$—	$—	$—	$—

Total	$1,033,544,123	$36,972,939	$—	$1,070,517,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$311,995,458
Aggregate gross unrealized depreciation	(18,987,155)

Net unrealized appreciation	$293,008,303

Federal income tax cost of investments in securities and derivative instruments, if applicable	$777,508,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (55.6%)
iShares Core MSCI EAFE ETF	164,750	$11,451,773
iShares Core S&P Mid-Cap ETF	42,498	11,403,913
iShares Russell 2000 ETF(x)	55,731	11,439,902
SPDR S&P 500 ETF Trust	4,952	2,236,521
Vanguard S&P 500 ETF	45,217	18,772,742

Total Equity		55,304,851

Fixed Income (40.1%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	464,470	39,962,999

Total Exchange Traded Funds (95.7%) (Cost $87,162,880)		95,267,850

SHORT-TERM INVESTMENTS:
Investment Company (4.0%)
JPMorgan Prime Money Market Fund, IM Shares	3,922,055	3,922,839

	Principal Amount	Value (Note 1)
Repurchase Agreements (15.3%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $8,269,124, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $8,434,579.(xx)	$8,269,056	8,269,056
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $2,000,105, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $2,040,000.(xx)	2,000,000	2,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $5,000,056, collateralized by various Common Stocks; total market value $5,790,942.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		15,269,056

Total Short-Term Investments (19.3%) (Cost $19,192,878)		19,191,895

Total Investments in Securities (115.0%) (Cost $106,355,758)		114,459,745
Other Assets Less Liabilities (-15.0%)		(14,897,828)

Net Assets (100%)		$99,561,917

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $22,434,779. This was collateralized by $7,785,377 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 8/4/22 - 5/15/51 and by cash of $15,269,056 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Glossary:

USD — United States Dollar

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	16	6/2022	USD	3,624,600	64,249

					64,249

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$95,267,850	$—	$—	$95,267,850
Futures	64,249	—	—	64,249
Short-Term Investments
Investment Company	3,922,839	—	—	3,922,839
Repurchase Agreements	—	15,269,056	—	15,269,056

Total Assets	$99,254,938	$15,269,056	$—	$114,523,994

Total Liabilities	$—	$—	$—	$—

Total	$99,254,938	$15,269,056	$—	$114,523,994

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,646,595
Aggregate gross unrealized depreciation	(2,745,868)

Net unrealized appreciation	$6,900,727

Federal income tax cost of investments in securities and derivative instruments, if applicable	$107,623,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.5%)
iShares Core MSCI EAFE ETF	184,352	$12,814,307
iShares Core S&P 500 ETF	26,703	12,114,884
iShares Core S&P Mid-Cap ETF	10,571	2,836,622
iShares MSCI EAFE ETF(x)	67,846	4,993,466
iShares Russell 2000 ETF(x)	6,928	1,422,111
SPDR S&P 500 ETF Trust	26,818	12,112,081

Total Equity		46,293,471

Fixed Income (34.7%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	289,380	24,898,255

Total Exchange Traded Funds (99.2%) (Cost $64,352,547)		71,191,726

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.3%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $919,838, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $938,243(xx)	$919,831	919,831

Total Short-Term Investment (1.3%) (Cost $919,831)		919,831

Total Investments in Securities (100.5%) (Cost $65,272,378)		72,111,557
Other Assets Less Liabilities (-0.5%)		(330,352)

Net Assets (100%)		$71,781,205

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $4,389,425. This was collateralized by $3,659,649 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.625%, maturing 4/15/22 – 5/15/51 and by cash of $919,831 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(14)	6/2022	USD	(3,171,525)	(198,083)

					(198,083)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$71,191,726	$—	$—	$71,191,726
Short-Term Investment
Repurchase Agreement	—	919,831	—	919,831

Total Assets	$71,191,726	$919,831	$—	$72,111,557

Liabilities:
Futures	$(198,083)	$—	$—	$(198,083)

Total Liabilities	$(198,083)	$—	$—	$(198,083)

Total	$70,993,643	$919,831	$—	$71,913,474

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,838,900
Aggregate gross unrealized depreciation	(2,219,922)

Net unrealized appreciation	$6,618,978

Federal income tax cost of investments in securities and derivative instruments, if applicable	$65,294,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	9,391	$221,910
Lumen Technologies, Inc.	1,393	15,699
Verizon Communications, Inc.	5,578	284,143

		521,752

Entertainment (0.3%)
Activision Blizzard, Inc.	1,052	84,276
Electronic Arts, Inc.	364	46,050
Live Nation Entertainment, Inc.*	200	23,528
Netflix, Inc.*	584	218,760
Take-Two Interactive Software, Inc.*	166	25,521
Walt Disney Co. (The)*	2,404	329,732

		727,867

Interactive Media & Services (1.2%)
Alphabet, Inc., Class A*	398	1,106,977
Alphabet, Inc., Class C*	368	1,027,821
Match Group, Inc.*	372	40,451
Meta Platforms, Inc., Class A*	3,052	678,643
Twitter, Inc.*	1,000	38,690

		2,892,582

Media (0.2%)
Charter Communications, Inc., Class A*	153	83,465
Comcast Corp., Class A	5,964	279,234
Discovery, Inc., Class A(x)*	275	6,853
Discovery, Inc., Class C*	441	11,012
DISH Network Corp., Class A*	337	10,666
Fox Corp., Class A	451	17,792
Fox Corp., Class B	165	5,986
Interpublic Group of Cos., Inc. (The)	474	16,803
News Corp., Class A	402	8,904
News Corp., Class B	246	5,540
Omnicom Group, Inc.	254	21,560
Paramount Global, Class B	725	27,412

		495,227

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	758	97,289

Total Communication Services		4,734,717

Consumer Discretionary (2.6%)
Auto Components (0.0%)
Aptiv plc*	364	43,574
BorgWarner, Inc.	361	14,043

		57,617

Automobiles (0.6%)
Ford Motor Co.	5,322	89,995
General Motors Co.*	1,933	84,549
Tesla, Inc.*	1,106	1,191,826

		1,366,370

Distributors (0.0%)
Genuine Parts Co.	170	21,423
LKQ Corp.	295	13,396
Pool Corp.	50	21,143

		55,962

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.*	54	126,816
Caesars Entertainment, Inc.*	311	24,059
Carnival Corp.*	1,196	24,183
Chipotle Mexican Grill, Inc.*	37	58,535
Darden Restaurants, Inc.	172	22,867
Domino’s Pizza, Inc.	46	18,723
Expedia Group, Inc.*	206	40,308
Hilton Worldwide Holdings, Inc.*	381	57,813
Las Vegas Sands Corp.*	483	18,774
Marriott International, Inc., Class A*	373	65,555
McDonald’s Corp.	981	242,582
MGM Resorts International	472	19,796
Norwegian Cruise Line Holdings Ltd.(x)*	497	10,874
Penn National Gaming, Inc.*	222	9,417
Royal Caribbean Cruises Ltd.(x)*	326	27,312
Starbucks Corp.	1,511	137,456
Wynn Resorts Ltd.*	138	11,004
Yum! Brands, Inc.	405	48,005

		964,079

Household Durables (0.1%)
DR Horton, Inc.	450	33,529
Garmin Ltd.	211	25,027
Lennar Corp., Class A	369	29,952
Mohawk Industries, Inc.*	77	9,563
Newell Brands, Inc.	439	9,399
NVR, Inc.*	4	17,869
PulteGroup, Inc.	310	12,989
Whirlpool Corp.	77	13,304

		151,632

Internet & Direct Marketing Retail (0.9%)
Amazon.com, Inc.*	579	1,887,511
eBay, Inc.	787	45,064
Etsy, Inc.*	161	20,009

		1,952,584

Leisure Products (0.0%)
Hasbro, Inc.	153	12,534

Multiline Retail (0.1%)
Dollar General Corp.	297	66,121
Dollar Tree, Inc.*	286	45,803
Target Corp.	627	133,062

		244,986

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	75	15,522
AutoZone, Inc.*	28	57,248
Bath & Body Works, Inc.	386	18,451
Best Buy Co., Inc.	310	28,179
CarMax, Inc.*	200	19,296
Home Depot, Inc. (The)	1,380	413,075
Lowe’s Cos., Inc.	901	182,173
O’Reilly Automotive, Inc.*	89	60,962
Ross Stores, Inc.	452	40,888
TJX Cos., Inc. (The)	1,554	94,141
Tractor Supply Co.	145	33,839
Ulta Beauty, Inc.*	78	31,061

		994,835

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	1,680	226,061
PVH Corp.	95	7,278
Ralph Lauren Corp.	58	6,580
Tapestry, Inc.	390	14,488
Under Armour, Inc., Class A*	329	5,600
Under Armour, Inc., Class C*	340	5,290
VF Corp.	428	24,336

		289,633

Total Consumer Discretionary		6,090,232

Consumer Staples (1.3%)
Beverages (0.3%)
Brown-Forman Corp., Class B	272	18,229
Coca-Cola Co. (The)	5,142	318,804
Constellation Brands, Inc., Class A	206	47,446
Molson Coors Beverage Co., Class B	221	11,797
Monster Beverage Corp.*	514	41,069

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	1,827	$305,803

		743,148

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	586	337,448
Kroger Co. (The)	923	52,953
Sysco Corp.	683	55,767
Walgreens Boots Alliance, Inc.	907	40,606
Walmart, Inc.	1,878	279,672

		766,446

Food Products (0.2%)
Archer-Daniels-Midland Co.	749	67,605
Campbell Soup Co.	295	13,148
Conagra Brands, Inc.	581	19,504
General Mills, Inc.	781	52,889
Hershey Co. (The)	192	41,593
Hormel Foods Corp.	389	20,049
J M Smucker Co. (The)	163	22,072
Kellogg Co.	369	23,797
Kraft Heinz Co. (The)	941	37,066
Lamb Weston Holdings, Inc.	212	12,701
McCormick & Co., Inc. (Non-Voting)	306	30,539
Mondelez International, Inc., Class A	1,831	114,950
Tyson Foods, Inc., Class A	369	33,073

		488,986

Household Products (0.3%)
Church & Dwight Co., Inc.	318	31,603
Clorox Co. (The)	155	21,550
Colgate-Palmolive Co.	1,083	82,124
Kimberly-Clark Corp.	447	55,052
Procter & Gamble Co. (The)	3,178	485,598

		675,927

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	311	84,692

Tobacco (0.2%)
Altria Group, Inc.	2,438	127,386
Philip Morris International, Inc.	2,050	192,577

		319,963

Total Consumer Staples		3,079,162

Energy (0.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,126	40,998
Halliburton Co.	1,231	46,618
Schlumberger NV	1,879	77,621

		165,237

Oil, Gas & Consumable Fuels (0.7%)
APA Corp.	444	18,351
Chevron Corp.	2,551	415,379
ConocoPhillips	1,712	171,200
Coterra Energy, Inc.	997	26,889
Devon Energy Corp.	858	50,734
Diamondback Energy, Inc.	243	33,310
EOG Resources, Inc.	756	90,138
Exxon Mobil Corp.	5,595	462,091
Hess Corp.	348	37,250
Kinder Morgan, Inc.	2,490	47,086
Marathon Oil Corp.	1,105	27,747
Marathon Petroleum Corp.	752	64,296
Occidental Petroleum Corp.	1,183	67,123
ONEOK, Inc.	567	40,047
Phillips 66	598	51,661
Pioneer Natural Resources Co.	301	75,259
Valero Energy Corp.	562	57,066
Williams Cos., Inc. (The)	1,634	54,592

		1,790,219

Total Energy		1,955,456

Financials (2.4%)
Banks (0.8%)
Bank of America Corp.	9,397	387,344
Citigroup, Inc.	2,604	139,054
Citizens Financial Group, Inc.	619	28,059
Comerica, Inc.	176	15,916
Fifth Third Bancorp	949	40,845
First Republic Bank	230	37,283
Huntington Bancshares, Inc.	1,943	28,407
JPMorgan Chase & Co.	3,913	533,420
KeyCorp	1,163	26,028
M&T Bank Corp.	161	27,289
People’s United Financial, Inc.	539	10,775
PNC Financial Services Group, Inc. (The)	543	100,156
Regions Financial Corp.	1,181	26,289
Signature Bank	86	25,240
SVB Financial Group*	82	45,875
Truist Financial Corp.	1,787	101,323
US Bancorp	1,822	96,839
Wells Fargo & Co.	5,182	251,120
Zions Bancorp NA	199	13,046

		1,934,308

Capital Markets (0.6%)
Ameriprise Financial, Inc.	143	42,952
Bank of New York Mellon Corp. (The)	946	46,950
BlackRock, Inc.	191	145,957
Cboe Global Markets, Inc.	158	18,078
Charles Schwab Corp. (The)	1,991	167,861
CME Group, Inc.	470	111,794
FactSet Research Systems, Inc.	52	22,576
Goldman Sachs Group, Inc. (The)	452	149,205
Intercontinental Exchange, Inc.	737	97,372
Invesco Ltd.	379	8,740
MarketAxess Holdings, Inc.	55	18,711
Moody’s Corp.	218	73,555
Morgan Stanley	1,854	162,040
MSCI, Inc.	112	56,323
Nasdaq, Inc.	145	25,839
Northern Trust Corp.	265	30,859
Raymond James Financial, Inc.	261	28,687
S&P Global, Inc.	468	191,964
State Street Corp.	502	43,734
T. Rowe Price Group, Inc.	310	46,869

		1,490,066

Consumer Finance (0.1%)
American Express Co.	825	154,275
Capital One Financial Corp.	529	69,452
Discover Financial Services	374	41,211
Synchrony Financial	684	23,810

		288,748

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	2,426	856,160

Insurance (0.5%)
Aflac, Inc.	776	49,967
Allstate Corp. (The)	365	50,556
American International Group, Inc.	1,076	67,541
Aon plc, Class A	288	93,781
Arthur J Gallagher & Co.	286	49,936
Assurant, Inc.	81	14,728
Brown & Brown, Inc.	309	22,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Ltd.	561	$119,998
Cincinnati Financial Corp.	187	25,425
Everest Re Group Ltd.	57	17,179
Globe Life, Inc.	140	14,084
Hartford Financial Services Group, Inc. (The)	461	33,104
Lincoln National Corp.	220	14,379
Loews Corp.	268	17,372
Marsh & McLennan Cos., Inc.	662	112,818
MetLife, Inc.	915	64,306
Principal Financial Group, Inc.	324	23,785
Progressive Corp. (The)	751	85,606
Prudential Financial, Inc.	487	57,549
Travelers Cos., Inc. (The)	314	57,377
W R Berkley Corp.	313	20,843
Willis Towers Watson plc	160	37,795

		1,050,460

Total Financials		5,619,742

Health Care (2.9%)
Biotechnology (0.4%)
AbbVie, Inc.	2,334	378,365
Amgen, Inc.	743	179,672
Biogen, Inc.*	192	40,435
Gilead Sciences, Inc.	1,687	100,292
Incyte Corp.*	277	22,000
Moderna, Inc.*	465	80,101
Regeneron Pharmaceuticals, Inc.*	143	99,874
Vertex Pharmaceuticals, Inc.*	330	86,120

		986,859

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	2,344	277,436
ABIOMED, Inc.*	52	17,224
Align Technology, Inc.*	95	41,420
Baxter International, Inc.	679	52,650
Becton Dickinson and Co.	375	99,750
Boston Scientific Corp.*	1,866	82,645
Cooper Cos., Inc. (The)	62	25,891
Dentsply Sirona, Inc.	293	14,421
Dexcom, Inc.*	124	63,438
Edwards Lifesciences Corp.*	811	95,471
Hologic, Inc.*	333	25,581
IDEXX Laboratories, Inc.*	108	59,083
Intuitive Surgical, Inc.*	479	144,505
Medtronic plc	1,782	197,713
ResMed, Inc.	186	45,107
STERIS plc	129	31,188
Stryker Corp.	440	117,634
Teleflex, Inc.	55	19,516
Zimmer Biomet Holdings, Inc.	258	32,998

		1,443,671

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	214	33,108
Anthem, Inc.	323	158,664
Cardinal Health, Inc.	369	20,922
Centene Corp.*	766	64,489
Cigna Corp.	422	101,115
CVS Health Corp.	1,728	174,891
DaVita, Inc.*	98	11,085
HCA Healthcare, Inc.	315	78,945
Henry Schein, Inc.*	198	17,264
Humana, Inc.	172	74,849
Laboratory Corp. of America Holdings*	124	32,694
McKesson Corp.	194	59,389
Molina Healthcare, Inc.*	70	23,351
Quest Diagnostics, Inc.	166	22,719
UnitedHealth Group, Inc.	1,246	635,423
Universal Health Services, Inc., Class B	105	15,220

		1,524,128

Health Care Technology (0.0%)
Cerner Corp.	388	36,301

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	411	54,388
Bio-Rad Laboratories, Inc., Class A*	28	15,770
Bio-Techne Corp.	56	24,250
Charles River Laboratories International, Inc.*	68	19,310
Danaher Corp.	842	246,984
Illumina, Inc.*	199	69,530
IQVIA Holdings, Inc.*	261	60,346
Mettler-Toledo International, Inc.*	31	42,569
PerkinElmer, Inc.	181	31,577
Thermo Fisher Scientific, Inc.	521	307,729
Waters Corp.*	77	23,900
West Pharmaceutical Services, Inc.	100	41,071

		937,424

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	2,879	210,253
Catalent, Inc.*	258	28,612
Eli Lilly and Co.	1,050	300,689
Johnson & Johnson	3,493	619,064
Merck & Co., Inc.	3,338	273,883
Organon & Co.	358	12,505
Pfizer, Inc.	7,410	383,616
Viatris, Inc.	1,727	18,790
Zoetis, Inc.	627	118,246

		1,965,658

Total Health Care		6,894,041

Industrials (1.7%)
Aerospace & Defense (0.3%)
Boeing Co. (The)*	729	139,603
General Dynamics Corp.	300	72,354
Howmet Aerospace, Inc.	554	19,911
Huntington Ingalls Industries, Inc.	52	10,371
L3Harris Technologies, Inc.	263	65,347
Lockheed Martin Corp.	325	143,455
Northrop Grumman Corp.	192	85,866
Raytheon Technologies Corp.	1,953	193,484
Textron, Inc.	300	22,314
TransDigm Group, Inc.*	66	43,002

		795,707

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	153	16,480
Expeditors International of Washington, Inc.	246	25,377
FedEx Corp.	326	75,433
United Parcel Service, Inc., Class B	963	206,525

		323,815

Airlines (0.1%)
Alaska Air Group, Inc.*	120	6,961
American Airlines Group, Inc.*	807	14,728
Delta Air Lines, Inc.*	818	32,368
Southwest Airlines Co.*	829	37,968
United Airlines Holdings, Inc.(x)*	479	22,207

		114,232

Building Products (0.1%)
A O Smith Corp.	169	10,798
Allegion plc	131	14,381
Carrier Global Corp.	1,090	49,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	189	$14,039
Johnson Controls International plc	895	58,685
Masco Corp.	342	17,442
Trane Technologies plc	292	44,588

		209,931

Commercial Services & Supplies (0.1%)
Cintas Corp.	118	50,196
Copart, Inc.*	270	33,877
Republic Services, Inc.	272	36,040
Rollins, Inc.	334	11,707
Waste Management, Inc.	522	82,737

		214,557

Construction & Engineering (0.0%)
Quanta Services, Inc.	172	22,637

Electrical Equipment (0.1%)
AMETEK, Inc.	311	41,419
Eaton Corp. plc	535	81,191
Emerson Electric Co.	764	74,910
Generac Holdings, Inc.*	84	24,970
Rockwell Automation, Inc.	162	45,365

		267,855

Industrial Conglomerates (0.2%)
3M Co.	754	112,256
General Electric Co.	1,447	132,400
Honeywell International, Inc.	895	174,149
Roper Technologies, Inc.	143	67,529

		486,334

Machinery (0.3%)
Caterpillar, Inc.	707	157,534
Cummins, Inc.	192	39,381
Deere & Co.	374	155,382
Dover Corp.	181	28,399
Fortive Corp.	499	30,404
IDEX Corp.	92	17,639
Illinois Tool Works, Inc.	383	80,200
Ingersoll Rand, Inc.	561	28,246
Nordson Corp.	70	15,896
Otis Worldwide Corp.	579	44,554
PACCAR, Inc.	451	39,720
Parker-Hannifin Corp.	165	46,820
Pentair plc	213	11,547
Snap-on, Inc.	77	15,822
Stanley Black & Decker, Inc.	232	32,431
Westinghouse Air Brake Technologies Corp.	237	22,792
Xylem, Inc.	261	22,253

		789,020

Professional Services (0.1%)
Equifax, Inc.	163	38,647
Jacobs Engineering Group, Inc.	186	25,633
Leidos Holdings, Inc.	200	21,604
Nielsen Holdings plc	379	10,324
Robert Half International, Inc.	127	14,501
Verisk Analytics, Inc.	214	45,931

		156,640

Road & Rail (0.2%)
CSX Corp.	2,990	111,975
JB Hunt Transport Services, Inc.	101	20,280
Norfolk Southern Corp.	326	92,982
Old Dominion Freight Line, Inc.	131	39,127
Union Pacific Corp.	836	228,404

		492,768

Trading Companies & Distributors (0.1%)
Fastenal Co.	748	44,431
United Rentals, Inc.*	90	31,969
WW Grainger, Inc.	55	28,369

		104,769

Total Industrials		3,978,265

Information Technology (6.1%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	283	39,331
Cisco Systems, Inc.	5,576	310,918
F5, Inc.*	76	15,880
Juniper Networks, Inc.	455	16,908
Motorola Solutions, Inc.	227	54,979

		438,016

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	800	60,280
CDW Corp.	182	32,558
Corning, Inc.	1,047	38,645
IPG Photonics Corp.*	35	3,842
Keysight Technologies, Inc.*	243	38,387
TE Connectivity Ltd.	438	57,369
Teledyne Technologies, Inc.*	64	30,248
Trimble, Inc.*	310	22,363
Zebra Technologies Corp., Class A*	69	28,545

		312,237

IT Services (0.9%)
Accenture plc, Class A	838	282,599
Akamai Technologies, Inc.*	197	23,520
Automatic Data Processing, Inc.	545	124,009
Broadridge Financial Solutions, Inc.	169	26,315
Cognizant Technology Solutions Corp., Class A	672	60,258
DXC Technology Co.*	278	9,071
EPAM Systems, Inc.*	80	23,729
Fidelity National Information Services, Inc.	802	80,537
Fiserv, Inc.*	795	80,613
FleetCor Technologies, Inc.*	97	24,159
Gartner, Inc.*	117	34,803
Global Payments, Inc.	375	51,315
International Business Machines Corp.	1,186	154,204
Jack Henry & Associates, Inc.	85	16,749
Mastercard, Inc., Class A	1,143	408,485
Paychex, Inc.	433	59,091
PayPal Holdings, Inc.*	1,521	175,904
VeriSign, Inc.*	128	28,475
Visa, Inc., Class A	2,196	487,007

		2,150,843

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	2,152	235,300
Analog Devices, Inc.	679	112,157
Applied Materials, Inc.	1,185	156,183
Broadcom, Inc.	545	343,176
Enphase Energy, Inc.*	173	34,908
Intel Corp.	5,375	266,385
KLA Corp.	205	75,042
Lam Research Corp.	188	101,071
Microchip Technology, Inc.	715	53,725
Micron Technology, Inc.	1,504	117,147
Monolithic Power Systems, Inc.	60	29,141
NVIDIA Corp.	3,303	901,257
NXP Semiconductors NV	341	63,112
Qorvo, Inc.*	133	16,505
QUALCOMM, Inc.	1,487	227,243
Skyworks Solutions, Inc.	218	29,055
SolarEdge Technologies, Inc.*	71	22,888
Teradyne, Inc.	217	25,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	1,221	$224,029

		3,033,980

Software (1.9%)
Adobe, Inc.*	623	283,851
ANSYS, Inc.*	117	37,165
Autodesk, Inc.*	298	63,876
Cadence Design Systems, Inc.*	359	59,041
Ceridian HCM Holding, Inc.*	163	11,143
Citrix Systems, Inc.	179	18,061
Fortinet, Inc.*	186	63,564
Intuit, Inc.	371	178,392
Microsoft Corp.	9,914	3,056,585
NortonLifeLock, Inc.	844	22,383
Oracle Corp.	2,077	171,830
Paycom Software, Inc.*	60	20,783
PTC, Inc.*	160	17,235
salesforce.com, Inc.*	1,301	276,228
ServiceNow, Inc.*	261	145,348
Synopsys, Inc.*	207	68,987
Tyler Technologies, Inc.*	58	25,804

		4,520,276

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	20,493	3,578,283
Hewlett Packard Enterprise Co.	1,841	30,763
HP, Inc.	1,479	53,688
NetApp, Inc.	318	26,394
Seagate Technology Holdings plc	244	21,935
Western Digital Corp.*	455	22,591

		3,733,654

Total Information Technology		14,189,006

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	299	74,723
Albemarle Corp.	145	32,067
Celanese Corp.	148	21,145
CF Industries Holdings, Inc.	289	29,784
Corteva, Inc.	918	52,767
Dow, Inc.	946	60,279
DuPont de Nemours, Inc.	645	47,459
Eastman Chemical Co.	168	18,826
Ecolab, Inc.	333	58,794
FMC Corp.	168	22,104
International Flavors & Fragrances, Inc.	354	46,491
Linde plc	670	214,018
LyondellBasell Industries NV, Class A	369	37,941
Mosaic Co. (The)	475	31,587
PPG Industries, Inc.	316	41,418
Sherwin-Williams Co. (The)	326	81,376

		870,779

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	89	34,255
Vulcan Materials Co.	168	30,862

		65,117

Containers & Packaging (0.1%)
Amcor plc	2,048	23,204
Avery Dennison Corp.	101	17,571
Ball Corp.	420	37,800
International Paper Co.	464	21,413
Packaging Corp. of America	130	20,294
Sealed Air Corp.	158	10,580
Westrock Co.	332	15,614

		146,476

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	1,984	98,684
Newmont Corp.	1,033	82,072
Nucor Corp.	353	52,474

		233,230

Total Materials		1,315,602

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	190	38,238
American Tower Corp. (REIT)	600	150,732
AvalonBay Communities, Inc. (REIT)	185	45,948
Boston Properties, Inc. (REIT)	175	22,540
Crown Castle International Corp. (REIT)	569	105,037
Digital Realty Trust, Inc. (REIT)	386	54,735
Duke Realty Corp. (REIT)	511	29,669
Equinix, Inc. (REIT)	116	86,028
Equity Residential (REIT)	468	42,083
Essex Property Trust, Inc. (REIT)	80	27,638
Extra Space Storage, Inc. (REIT)	169	34,746
Federal Realty Investment Trust (REIT)	112	13,672
Healthpeak Properties, Inc. (REIT)	672	23,070
Host Hotels & Resorts, Inc. (REIT)	736	14,301
Iron Mountain, Inc. (REIT)	371	20,557
Kimco Realty Corp. (REIT)	924	22,823
Mid-America Apartment Communities, Inc. (REIT)	161	33,721
Prologis, Inc. (REIT)	971	156,797
Public Storage (REIT)	197	76,885
Realty Income Corp. (REIT)	740	51,282
Regency Centers Corp. (REIT)	248	17,692
SBA Communications Corp. (REIT)	142	48,862
Simon Property Group, Inc. (REIT)	445	58,544
UDR, Inc. (REIT)	379	21,743
Ventas, Inc. (REIT)	554	34,215
Vornado Realty Trust (REIT)	259	11,738
Welltower, Inc. (REIT)	561	53,935
Weyerhaeuser Co. (REIT)	1,003	38,014

		1,335,245

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	429	39,262

Total Real Estate		1,374,507

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	300	18,744
American Electric Power Co., Inc.	656	65,449
Constellation Energy Corp.	435	24,469
Duke Energy Corp.	1,036	115,680
Edison International	547	38,345
Entergy Corp.	250	29,188
Evergy, Inc.	280	19,135
Eversource Energy	449	39,597
Exelon Corp.	1,306	62,205
FirstEnergy Corp.	798	36,596
NextEra Energy, Inc.	2,619	221,855
NRG Energy, Inc.	345	13,234
Pinnacle West Capital Corp.	128	9,997
PPL Corp.	951	27,161
Southern Co. (The)	1,426	103,399
Xcel Energy, Inc.	689	49,725

		874,779

Gas Utilities (0.0%)
Atmos Energy Corp.	169	20,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	974	$25,061

Multi-Utilities (0.2%)
Ameren Corp.	321	30,097
CenterPoint Energy, Inc.	842	25,799
CMS Energy Corp.	423	29,585
Consolidated Edison, Inc.	454	42,985
Dominion Energy, Inc.	1,058	89,898
DTE Energy Co.	276	36,490
NiSource, Inc.	533	16,949
Public Service Enterprise Group, Inc.	665	46,550
Sempra Energy	432	72,628
WEC Energy Group, Inc.	398	39,724

		430,705

Water Utilities (0.0%)
American Water Works Co., Inc.	230	38,072

Total Utilities		1,388,811

Total Common Stocks (21.6%) (Cost $34,254,433)		50,619,541

EXCHANGE TRADED FUNDS (ETF):
Equity (32.5%)
iShares Core MSCI EAFE ETF	829,088	57,629,907
iShares Core S&P Mid-Cap ETF(x)	34,473	9,250,485
iShares Russell 2000 ETF(x)	45,248	9,288,057

Total Exchange Traded Funds (32.5%) (Cost $63,897,298)		76,168,449

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (44.6%)
U.S. Treasury Notes
0.250%, 8/31/25	$15,124,000	14,010,399
2.250%, 11/15/25	11,052,000	10,951,170
2.875%, 11/30/25	4,172,000	4,225,276
0.500%, 2/28/26	7,839,500	7,256,768
0.750%, 8/31/26	7,270,000	6,747,162
2.250%, 2/15/27	16,729,500	16,574,535
2.375%, 5/15/27	6,845,500	6,823,366
2.750%, 2/15/28	8,357,500	8,496,431
1.000%, 7/31/28	4,672,500	4,280,386
2.875%, 8/15/28	11,286,000	11,574,855
1.125%, 8/31/28	8,747,000	8,068,134
1.375%, 10/31/28	5,853,500	5,477,596

Total U.S. Treasury Obligations		104,486,078

Total Long-Term Debt Securities (44.6%) (Cost $109,660,338)		104,486,078

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,500,000	1,500,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.0%)
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $800,070, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $884,639. (xx)	$800,000	800,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $7,575,529, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $7,727,106. (xx)	7,575,466	7,575,466
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $1,000,011, collateralized by various Common Stocks; total market value $1,158,188. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		9,375,466

Total Short-Term Investments (4.6%) (Cost $10,875,466)		10,875,466

Total Investments in Securities (103.3%) (Cost $218,687,535)		242,149,534
Other Assets Less Liabilities (-3.3%)		(7,682,409)

Net Assets (100%)		$234,467,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $10,581,776. This was collateralized by $47,728 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.625%, maturing 4/15/22 – 5/15/51 and by cash of $10,875,466 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of March 31, 2022 (Note 1):

					Value and
					Unrealized
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(63)	6/2022	USD	(6,754,860)	(376,660)
Russell 2000 E-Mini Index	(11)	6/2022	USD	(1,136,520)	(32,931)
S&P 500 E-Mini Index	(27)	6/2022	USD	(6,116,513)	(325,486)
S&P Midcap 400 E-Mini Index	(4)	6/2022	USD	(1,075,680)	(41,295)

					(776,372)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,734,717	$—	$—	$4,734,717
Consumer Discretionary	6,090,232	—	—	6,090,232
Consumer Staples	3,079,162	—	—	3,079,162
Energy	1,955,456	—	—	1,955,456
Financials	5,619,742	—	—	5,619,742
Health Care	6,894,041	—	—	6,894,041
Industrials	3,978,265	—	—	3,978,265
Information Technology	14,189,006	—	—	14,189,006
Materials	1,315,602	—	—	1,315,602
Real Estate	1,374,507	—	—	1,374,507
Utilities	1,388,811	—	—	1,388,811
Exchange Traded Funds	76,168,449	—	—	76,168,449
Short-Term Investments
Investment Company	1,500,000	—	—	1,500,000
Repurchase Agreements	—	9,375,466	—	9,375,466
U.S. Treasury Obligations	—	104,486,078	—	104,486,078

Total Assets	$128,287,990	$113,861,544	$—	$242,149,534

Liabilities:
Futures	$(776,372)	$—	$—	$(776,372)

Total Liabilities	$(776,372)	$—	$—	$(776,372)

Total	$127,511,618	$113,861,544	$—	$241,373,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,410,983
Aggregate gross unrealized depreciation	(6,847,477)

Net unrealized appreciation	$22,563,506

Federal income tax cost of investments in securities and derivative instruments, if applicable	$218,809,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Hotels, Restaurants & Leisure (2.1%)
McDonald’s Corp.	17,433	$4,310,832
Starbucks Corp.	10,300	936,991

		5,247,823

Multiline Retail (2.3%)
Target Corp.	27,283	5,789,998

Specialty Retail (3.3%)
Lowe’s Cos., Inc.	26,000	5,256,940
Ross Stores, Inc.	32,428	2,933,437

		8,190,377

Textiles, Apparel & Luxury Goods (2.1%)
NIKE, Inc., Class B	38,001	5,113,415

Total Consumer Discretionary		24,341,613

Consumer Staples (7.3%)
Beverages (1.7%)
PepsiCo, Inc.	25,500	4,268,190

Food & Staples Retailing (1.4%)
Walmart, Inc.	23,412	3,486,515

Food Products (1.6%)
McCormick & Co., Inc. (Non-Voting)	39,102	3,902,380

Household Products (2.6%)
Colgate-Palmolive Co.	33,338	2,528,020
Procter & Gamble Co. (The)	26,835	4,100,388

		6,628,408

Total Consumer Staples		18,285,493

Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
Chevron Corp.	20,648	3,362,114
EOG Resources, Inc.	19,442	2,318,070
Exxon Mobil Corp.	17,883	1,476,957

Total Energy		7,157,141

Financials (3.0%)
Banks (1.3%)
JPMorgan Chase & Co.	23,400	3,189,888

Capital Markets (1.1%)
Nasdaq, Inc.	15,655	2,789,721

Insurance (0.6%)
Erie Indemnity Co., Class A	8,598	1,514,366

Total Financials		7,493,975

Health Care (20.1%)
Biotechnology (1.5%)
AbbVie, Inc.	23,239	3,767,274

Health Care Equipment & Supplies (10.2%)
Abbott Laboratories	42,221	4,997,277
Becton Dickinson and Co.	22,197	5,904,402
Medtronic plc	50,839	5,640,587
Stryker Corp.	33,119	8,854,365

		25,396,631

Health Care Providers & Services (3.1%)
CVS Health Corp.	12,145	1,229,195
UnitedHealth Group, Inc.	12,750	6,502,118

		7,731,313

Life Sciences Tools & Services (2.5%)
West Pharmaceutical Services, Inc.	14,916	6,126,151

Pharmaceuticals (2.8%)
Johnson & Johnson	26,169	4,637,932
Pfizer, Inc.	45,399	2,350,306

		6,988,238

Total Health Care		50,009,607

Industrials (24.0%)
Aerospace & Defense (4.1%)
General Dynamics Corp.	15,211	3,668,589
Raytheon Technologies Corp.	67,251	6,662,556

		10,331,145

Air Freight & Logistics (2.3%)
United Parcel Service, Inc., Class B	26,295	5,639,226

Building Products (2.7%)
Carlisle Cos., Inc.	10,044	2,470,020
Johnson Controls International plc	63,901	4,189,989

		6,660,009

Commercial Services & Supplies (1.9%)
Cintas Corp.	11,176	4,754,159

Electrical Equipment (0.6%)
nVent Electric plc	45,787	1,592,472

Industrial Conglomerates (6.3%)
Honeywell International, Inc.	28,113	5,470,227
Roper Technologies, Inc.	21,394	10,102,889

		15,573,116

Machinery (3.0%)
Donaldson Co., Inc.	25,121	1,304,534
Dover Corp.	25,227	3,958,116
Pentair plc	39,950	2,165,689

		7,428,339

Road & Rail (2.0%)
JB Hunt Transport Services, Inc.	7,400	1,485,846
Norfolk Southern Corp.	12,600	3,593,772

		5,079,618

Trading Companies & Distributors (1.1%)
WW Grainger, Inc.	5,204	2,684,171

Total Industrials		59,742,255

Information Technology (21.6%)
IT Services (6.1%)
Accenture plc, Class A	27,630	9,317,665
Visa, Inc., Class A	26,777	5,938,335

		15,256,000

Semiconductors & Semiconductor Equipment (6.3%)
Analog Devices, Inc.	46,533	7,686,321
Texas Instruments, Inc.	42,911	7,873,310

		15,559,631

Software (9.2%)
Microsoft Corp.	74,460	22,956,763

Total Information Technology		53,772,394

Materials (9.6%)
Chemicals (9.6%)
Air Products and Chemicals, Inc.	23,136	5,781,918
Albemarle Corp.	24,340	5,382,791
Ecolab, Inc.	16,790	2,964,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Linde plc	25,932	$8,283,459
Sherwin-Williams Co. (The)	5,900	1,472,758

Total Materials		23,885,368

Total Investments in Securities (98.3%) (Cost $149,738,631)		244,687,846
Other Assets Less Liabilities (1.7%)		4,170,367

Net Assets (100%)		$248,858,213

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,341,613	$—	$—	$24,341,613
Consumer Staples	18,285,493	—	—	18,285,493
Energy	7,157,141	—	—	7,157,141
Financials	7,493,975	—	—	7,493,975
Health Care	50,009,607	—	—	50,009,607
Industrials	59,742,255	—	—	59,742,255
Information Technology	53,772,394	—	—	53,772,394
Materials	23,885,368	—	—	23,885,368

Total Assets	$244,687,846	$—	$—	$244,687,846

Total Liabilities	$—	$—	$—	$—

Total	$244,687,846	$—	$—	$244,687,846

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,702,753
Aggregate gross unrealized depreciation	(753,538)

Net unrealized appreciation	$94,949,215

Federal income tax cost of investments in securities and derivative instruments, if applicable	$149,738,631

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	579	$33,524
ATN International, Inc.	533	21,256
Bandwidth, Inc., Class A*	1,101	35,661
Cogent Communications Holdings, Inc.	2,061	136,747
Consolidated Communications Holdings, Inc.*	3,792	22,373
EchoStar Corp., Class A*	1,807	43,982
Globalstar, Inc.(x)*	28,665	42,138
IDT Corp., Class B*	695	23,693
Iridium Communications, Inc.*	5,724	230,792
Liberty Latin America Ltd., Class A*	1,746	16,936
Liberty Latin America Ltd., Class C*	7,406	71,024
Ooma, Inc.*	1,158	17,358
Radius Global Infrastructure, Inc.(x)*	3,448	49,238
Telesat Corp.(x)*	342	5,643

		750,365

Entertainment (0.3%)
AMC Entertainment Holdings, Inc., Class A(x)*	24,793	610,899
Chicken Soup For The Soul Entertainment, Inc.(x)*	245	1,958
Cinemark Holdings, Inc.*	5,179	89,493
CuriosityStream, Inc.(x)*	1,353	3,924
Eros STX Global Corp.(x)*	825	2,302
IMAX Corp.*	2,476	46,871
Liberty Media Corp.-Liberty Braves, Class A*	480	13,814
Liberty Media Corp.-Liberty Braves, Class C*	1,647	45,968
Lions Gate Entertainment Corp., Class A*	2,791	45,354
Lions Gate Entertainment Corp., Class B*	5,512	82,845
LiveOne, Inc.(x)*	2,612	2,131
Madison Square Garden Entertainment Corp.*	1,253	104,387
Marcus Corp. (The)(x)*	1,187	21,010

		1,070,956

Interactive Media & Services (0.3%)
Cargurus, Inc.*	4,570	194,042
Cars.com, Inc.*	3,400	49,062
Eventbrite, Inc., Class A*	3,729	55,077
EverQuote, Inc., Class A*	983	15,905
fuboTV, Inc.(x)*	6,323	41,542
Liberty TripAdvisor Holdings, Inc., Class A*	3,696	7,577
MediaAlpha, Inc., Class A*	995	16,467
Outbrain, Inc.(x)*	1,164	12,490
QuinStreet, Inc.*	2,558	29,673
Society Pass, Inc.(x)*	181	537
TrueCar, Inc.*	4,568	18,044
Yelp, Inc.*	3,430	116,997
Ziff Davis, Inc.*	2,083	201,593

		759,006

Media (0.4%)
Advantage Solutions, Inc.*	3,397	21,673
AMC Networks, Inc., Class A*	1,445	58,710
Audacy, Inc.*	6,135	17,730
Boston Omaha Corp., Class A*	977	24,787
Cardlytics, Inc.*	1,525	83,845
Clear Channel Outdoor Holdings, Inc.*	18,041	62,422
comScore, Inc.*	2,958	8,608
Daily Journal Corp.*	60	18,719
Digital Media Solutions, Inc.(x)*	155	564
Emerald Holding, Inc.*	1,399	4,757
Entravision Communications Corp., Class A	3,088	19,794
EW Scripps Co. (The), Class A*	2,847	59,189
Fluent, Inc.*	2,449	5,094
Gannett Co., Inc.*	6,243	28,156
Gray Television, Inc.	4,095	90,377
Hemisphere Media Group, Inc.*	983	4,492
iHeartMedia, Inc., Class A*	5,367	101,597
Integral Ad Science Holding Corp.*	1,544	21,307
John Wiley & Sons, Inc., Class A	2,068	109,666
Loyalty Ventures, Inc.*	785	12,976
Magnite, Inc.*	6,295	83,157
National CineMedia, Inc.	3,498	8,885
Scholastic Corp.	1,269	51,115
Sinclair Broadcast Group, Inc., Class A	2,090	58,562
Stagwell, Inc.*	2,702	19,563
TechTarget, Inc.*	1,268	103,063
TEGNA, Inc.	10,525	235,760
Thryv Holdings, Inc.*	336	9,448
WideOpenWest, Inc.*	2,459	42,885

		1,366,901

Wireless Telecommunication Services (0.1%)
Gogo, Inc.(x)*	2,796	53,292
Shenandoah Telecommunications Co.	2,283	53,833
Telephone and Data Systems, Inc.	4,780	90,246
United States Cellular Corp.*	734	22,189

		219,560

Total Communication Services		4,166,788

Consumer Discretionary (10.4%)
Auto Components (0.9%)
Adient plc*	38,698	1,577,717
American Axle & Manufacturing Holdings, Inc.*	5,339	41,431
Cooper-Standard Holdings, Inc.*	744	6,525
Dana, Inc.	7,001	123,007
Dorman Products, Inc.*	1,265	120,213
Fox Factory Holding Corp.*	2,014	197,271
Gentherm, Inc.*	1,564	114,234
Goodyear Tire & Rubber Co. (The)*	13,425	191,843
LCI Industries	2,689	279,145
Modine Manufacturing Co.*	2,485	22,390
Motorcar Parts of America, Inc.*	976	17,402
Patrick Industries, Inc.	1,089	65,667
Standard Motor Products, Inc.	993	42,838
Stoneridge, Inc.*	1,250	25,950
Tenneco, Inc., Class A*	3,380	61,922
Visteon Corp.*	1,314	143,397
XL Fleet Corp.(x)*	5,740	11,423
XPEL, Inc.(m)(x)*	869	45,718

		3,088,093

Automobiles (0.1%)
Arcimoto, Inc.(x)*	1,424	9,413
Canoo, Inc.(x)*	5,234	28,892
Fisker, Inc.(x)*	7,936	102,374
Lordstown Motors Corp.(x)*	7,468	25,466
Winnebago Industries, Inc.	1,506	81,369
Workhorse Group, Inc.(x)*	7,389	36,945

		284,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Distributors (0.0%)
Funko, Inc., Class A(x)*	1,386	$23,909
Greenlane Holdings, Inc., Class A*	877	491

		24,400

Diversified Consumer Services (0.3%)
2U, Inc.*	3,564	47,330
Adtalem Global Education, Inc.*	2,460	73,087
American Public Education, Inc.*	968	20,560
Carriage Services, Inc.	781	41,651
Coursera, Inc.*	3,514	80,962
European Wax Center, Inc., Class A*	637	18,830
Graham Holdings Co., Class B	181	110,676
Houghton Mifflin Harcourt Co.*	6,092	127,993
Laureate Education, Inc., Class A	4,667	55,304
OneSpaWorld Holdings Ltd.(x)*	2,707	27,611
Perdoceo Education Corp.*	3,496	40,134
PowerSchool Holdings, Inc., Class A*	2,050	33,845
Regis Corp.(x)*	1,162	2,463
StoneMor, Inc.*	1,542	4,025
Strategic Education, Inc.	1,168	77,532
Stride, Inc.*	1,987	72,188
Udemy, Inc.(x)*	669	8,336
Vivint Smart Home, Inc.*	4,559	30,819
WW International, Inc.*	2,500	25,575

		898,921

Hotels, Restaurants & Leisure (5.0%)
Accel Entertainment, Inc.*	2,699	32,874
Bally’s Corp.*	1,519	46,694
Biglari Holdings, Inc., Class B*	42	6,074
BJ’s Restaurants, Inc.*	1,033	29,234
Bloomin’ Brands, Inc.	4,245	93,135
Bluegreen Vacations Holding Corp.*	713	21,083
Brinker International, Inc.*	24,548	936,752
Carrols Restaurant Group, Inc.	1,456	3,291
Century Casinos, Inc.*	1,112	13,288
Cheesecake Factory, Inc. (The)*	2,253	89,647
Chuy’s Holdings, Inc.*	903	24,381
Cracker Barrel Old Country Store, Inc.	1,121	133,096
Dalata Hotel Group plc*	343,915	1,502,509
Dave & Buster’s Entertainment, Inc.*	2,147	105,418
Denny’s Corp.*	177,569	2,541,012
Dine Brands Global, Inc.	757	59,008
Drive Shack, Inc.(x)*	4,296	6,616
El Pollo Loco Holdings, Inc.*	991	11,515
Esports Technologies, Inc.(x)*	480	3,235
Everi Holdings, Inc.*	4,104	86,184
F45 Training Holdings, Inc.(x)*	1,521	16,275
Fiesta Restaurant Group, Inc.*	766	5,726
First Watch Restaurant Group, Inc.(x)*	528	6,890
Full House Resorts, Inc.*	1,701	16,347
GAN Ltd.*	2,086	10,055
Golden Entertainment, Inc.*	823	47,792
Golden Nugget Online Gaming, Inc.(x)*	2,010	14,291
Hall of Fame Resort & Entertainment Co.(x)*	2,859	3,174
Hilton Grand Vacations, Inc.*	76,350	3,970,964
International Game Technology plc	4,677	115,428
Jack in the Box, Inc.	50,422	4,709,919
Krispy Kreme, Inc.(x)	4,079	60,573
Kura Sushi USA, Inc., Class A(x)*	202	11,140
Life Time Group Holdings, Inc.(x)*	1,872	27,219
Lindblad Expeditions Holdings, Inc.*	1,458	21,987
Monarch Casino & Resort, Inc.*	645	56,263
Nathan’s Famous, Inc.	161	8,721
NEOGAMES SA*	498	7,684
Noodles & Co.*	2,115	12,627
ONE Group Hospitality, Inc. (The)*	1,016	10,678
Papa John’s International, Inc.	1,603	168,764
PlayAGS, Inc.*	1,365	9,105
Portillo’s, Inc., Class A(x)*	1,132	27,802
RCI Hospitality Holdings, Inc.	420	25,813
Red Robin Gourmet Burgers, Inc.*	826	13,926
Red Rock Resorts, Inc., Class A	2,572	124,896
Rush Street Interactive, Inc.(x)*	2,295	16,685
Ruth’s Hospitality Group, Inc.	1,581	36,173
Scientific Games Corp.*	4,608	270,720
SeaWorld Entertainment, Inc.*	2,448	182,229
Shake Shack, Inc., Class A*	1,809	122,831
Sweetgreen, Inc., Class A(x)*	591	18,906
Target Hospitality Corp.*	1,297	7,782
Texas Roadhouse, Inc.	3,384	283,342
Wingstop, Inc.	1,449	170,040
Xponential Fitness, Inc., Class A*	447	10,478

		16,368,291

Household Durables (0.9%)
Aterian, Inc.(x)*	1,029	2,500
Bassett Furniture Industries, Inc.	484	8,015
Beazer Homes USA, Inc.*	1,523	23,180
Cavco Industries, Inc.*	436	105,011
Century Communities, Inc.	5,523	295,867
Ethan Allen Interiors, Inc.	1,080	28,156
Flexsteel Industries, Inc.	345	6,658
GoPro, Inc., Class A*	6,270	53,483
Green Brick Partners, Inc.*	1,433	28,316
Hamilton Beach Brands Holding Co., Class A	367	4,268
Helen of Troy Ltd.*	1,146	224,433
Hooker Furnishings Corp.	562	10,644
Hovnanian Enterprises, Inc., Class A*	275	16,252
Installed Building Products, Inc.	1,157	97,755
iRobot Corp.(x)*	1,234	78,236
KB Home	3,824	123,821
Landsea Homes Corp.*	515	4,403
La-Z-Boy, Inc.	2,118	55,852
Legacy Housing Corp.*	382	8,198
LGI Homes, Inc.*	1,018	99,438
Lifetime Brands, Inc.	653	8,384
Lovesac Co. (The)*	610	32,977
M.D.C. Holdings, Inc.	2,710	102,546
M/I Homes, Inc.*	9,015	399,815
Meritage Homes Corp.*	4,444	352,098
Purple Innovation, Inc.*	2,560	14,976
Skyline Champion Corp.*	2,554	140,164
Snap One Holdings Corp.(x)*	712	10,502
Sonos, Inc.(x)*	6,146	173,440
Taylor Morrison Home Corp.*	13,780	375,092
Traeger, Inc.*	1,512	11,249
Tri Pointe Homes, Inc.*	5,289	106,203
Tupperware Brands Corp.*	2,464	47,925
Universal Electronics, Inc.*	578	18,057
VOXX International Corp.*	809	8,066
Vuzix Corp.(x)*	2,706	17,860
Weber, Inc., Class A(x)	1,014	9,968

		3,103,808

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A* .	1,217	15,529
1stdibs.com, Inc.(x)*	971	7,758
aka Brands Holding Corp.(x)*	703	3,107
CarParts.com, Inc.*	2,464	16,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Duluth Holdings, Inc., Class B*	496	$6,066
Groupon, Inc.(x)*	1,130	21,730
Lands’ End, Inc.*	640	10,829
Liquidity Services, Inc.*	1,108	18,969
Lulu’s Fashion Lounge Holdings, Inc.(x)*	278	1,885
Overstock.com, Inc.*	2,089	91,927
PetMed Express, Inc.(x)	998	25,748
Porch Group, Inc.(x)*	3,710	25,766
Quotient Technology, Inc.*	4,858	30,994
RealReal, Inc. (The)*	3,788	27,501
Rent the Runway, Inc., Class A(x)*	825	5,684
Revolve Group, Inc.*	1,732	92,991
Shutterstock, Inc.	1,125	104,715
Stitch Fix, Inc., Class A*	3,918	39,454
Xometry, Inc., Class A(x)*	1,183	43,475

		590,637

Leisure Products (0.6%)
Acushnet Holdings Corp.	1,643	66,147
American Outdoor Brands, Inc.*	733	9,624
AMMO, Inc.(x)*	4,554	21,859
Brunswick Corp.	17,868	1,445,342
Callaway Golf Co.*	5,596	131,058
Clarus Corp.	1,149	26,174
Escalade, Inc.	448	5,914
Genius Brands International, Inc.(x)*	14,678	14,972
Johnson Outdoors, Inc., Class A	272	21,143
Latham Group, Inc.*	2,052	27,168
Malibu Boats, Inc., Class A*	1,030	59,750
Marine Products Corp.	412	4,759
MasterCraft Boat Holdings, Inc.*	934	22,986
Nautilus, Inc.*	1,497	6,168
Smith & Wesson Brands, Inc.	2,282	34,527
Solo Brands, Inc., Class A(x)*	564	4,811
Sturm Ruger & Co., Inc.	827	57,576
Vista Outdoor, Inc.*	2,680	95,649

		2,055,627

Multiline Retail (0.2%)
Big Lots, Inc.(x)	1,448	50,101
Dillard’s, Inc., Class A(x)	260	69,781
Franchise Group, Inc.	1,364	56,511
Macy’s, Inc.	14,454	352,099

		528,492

Specialty Retail (1.7%)
Aaron’s Co., Inc. (The)	1,497	30,060
Abercrombie & Fitch Co., Class A*	2,740	87,653
Academy Sports & Outdoors, Inc.	3,770	148,538
American Eagle Outfitters, Inc.(x)	7,384	124,051
America’s Car-Mart, Inc.*	252	20,301
Arko Corp.	3,993	36,336
Asbury Automotive Group, Inc.*	1,098	175,900
Barnes & Noble Education, Inc.*	1,999	7,156
Bed Bath & Beyond, Inc.*	4,644	104,629
Big 5 Sporting Goods Corp.(x)	908	15,572
Boot Barn Holdings, Inc.*	1,392	131,948
Buckle, Inc. (The)	1,430	47,247
Caleres, Inc.	1,738	33,596
Camping World Holdings, Inc., Class A(x)	1,939	54,195
CarLotz, Inc.(x)*	2,261	3,098
Cato Corp. (The), Class A	881	12,915
Chico’s FAS, Inc.*	5,802	27,850
Children’s Place, Inc. (The)*	25,627	1,263,411
Citi Trends, Inc.*	374	11,454
Conn’s, Inc.*	929	14,316
Container Store Group, Inc. (The)*	1,421	11,610
Designer Brands, Inc., Class A*	2,987	40,354
Genesco, Inc.*	686	43,636
Group 1 Automotive, Inc.	9,635	1,617,042
GrowGeneration Corp.(x)*	2,814	25,917
Guess?, Inc.(x)	2,000	43,700
Haverty Furniture Cos., Inc.	868	23,801
Hibbett, Inc.	701	31,082
JOANN, Inc.(x)	603	6,880
Kirkland’s, Inc.*	729	6,772
Lazydays Holdings, Inc.(x)*	382	7,709
LL Flooring Holdings, Inc.*	1,373	19,249
MarineMax, Inc.*	979	39,414
Monro, Inc.	1,590	70,501
Murphy USA, Inc.	1,118	223,555
National Vision Holdings, Inc.*	3,960	172,537
ODP Corp. (The)*	2,144	98,259
OneWater Marine, Inc., Class A	475	16,364
Party City Holdco, Inc.*	5,024	17,986
Rent-A-Center, Inc.	3,198	80,558
Sally Beauty Holdings, Inc.*	5,379	84,074
Shift Technologies, Inc.(x)*	3,228	7,102
Shoe Carnival, Inc.	877	25,573
Signet Jewelers Ltd.	2,534	184,222
Sleep Number Corp.*	1,039	52,688
Sonic Automotive, Inc., Class A	1,038	44,125
Sportsman’s Warehouse Holdings, Inc.*	1,978	21,145
Tilly’s, Inc., Class A	1,147	10,736
Torrid Holdings, Inc.(x)*	883	5,351
TravelCenters of America, Inc.*	568	24,401
Urban Outfitters, Inc.*	3,288	82,562
Winmark Corp.	166	36,520
Zumiez, Inc.*	934	35,688

		5,561,339

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.	9,185	844,928
Crocs, Inc.*	2,804	214,226
Fossil Group, Inc.*	2,371	22,856
G-III Apparel Group Ltd.*	2,089	56,508
Kontoor Brands, Inc.	2,502	103,458
Movado Group, Inc.	749	29,248
Oxford Industries, Inc.	798	72,219
PLBY Group, Inc.(x)*	1,387	18,156
Rocky Brands, Inc.	317	13,184
Steven Madden Ltd.	3,882	150,001
Superior Group of Cos., Inc.(x)	664	11,852
Unifi, Inc.*	649	11,747
Vera Bradley, Inc.*	1,302	9,986
Wolverine World Wide, Inc.	3,814	86,044

		1,644,413

Total Consumer Discretionary		34,148,480

Consumer Staples (2.5%)
Beverages (0.1%)
Celsius Holdings, Inc.*	2,617	144,406
Coca-Cola Consolidated, Inc.	220	109,307
Duckhorn Portfolio, Inc. (The)*	1,726	31,396
MGP Ingredients, Inc.	676	57,859
National Beverage Corp.	1,126	48,981
Primo Water Corp.	7,403	105,493
Zevia PBC, Class A(x)*	492	2,248

		499,690

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	1,506	75,692
BJ’s Wholesale Club Holdings, Inc.*	6,562	443,657
Chefs’ Warehouse, Inc. (The)*	1,564	50,986
HF Foods Group, Inc.*	1,470	9,790
Ingles Markets, Inc., Class A	666	59,307

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
MedAvail Holdings, Inc.(x)*	609	$591
Natural Grocers by Vitamin Cottage, Inc.	543	10,643
Performance Food Group Co.*	7,265	369,861
PriceSmart, Inc.	1,163	91,726
Rite Aid Corp.*	2,508	21,945
SpartanNash Co.	1,716	56,611
Sprouts Farmers Market, Inc.*	5,406	172,884
United Natural Foods, Inc.*	2,682	110,901
Village Super Market, Inc., Class A	443	10,853
Weis Markets, Inc.	747	53,351

		1,538,798

Food Products (1.5%)
AppHarvest, Inc.(x)*	3,533	18,990
B&G Foods, Inc.(x)	3,070	82,829
Calavo Growers, Inc.	820	29,889
Cal-Maine Foods, Inc.	1,956	108,010
Fresh Del Monte Produce, Inc.	1,667	43,192
Glanbia plc (London Stock Exchange)	31,500	361,425
Glanbia plc (Turquoise Stock Exchange)	212,112	2,449,817
Hostess Brands, Inc.*	6,650	145,901
J & J Snack Foods Corp.	707	109,656
John B Sanfilippo & Son, Inc.	441	36,797
Laird Superfood, Inc.(x)*	322	1,162
Lancaster Colony Corp.	900	134,235
Landec Corp.*	1,144	13,247
Limoneira Co.	691	10,144
Maple Leaf Foods, Inc.	39,715	953,046
Mission Produce, Inc.*	1,929	24,402
Sanderson Farms, Inc.	971	182,053
Seneca Foods Corp., Class A*	314	16,184
Simply Good Foods Co. (The)*	4,045	153,508
Sovos Brands, Inc.*	1,238	17,555
Tattooed Chef, Inc.(x)*	2,432	30,594
Tootsie Roll Industries, Inc.	796	27,828
TreeHouse Foods, Inc.*	2,463	79,456
Utz Brands, Inc.(x)	2,842	42,005
Vita Coco Co., Inc. (The)(x)*	733	6,568
Vital Farms, Inc.(x)*	1,100	13,596
Whole Earth Brands, Inc.*	1,577	11,291

		5,103,380

Household Products (0.1%)
Central Garden & Pet Co.*	411	18,068
Central Garden & Pet Co., Class A*	1,916	78,134
Energizer Holdings, Inc.	3,237	99,570
Oil-Dri Corp. of America	298	8,538
WD-40 Co.	659	120,748

		325,058

Personal Products (0.2%)
Beauty Health Co. (The)*	4,223	71,284
BellRing Brands, Inc.*	5,399	124,609
Edgewell Personal Care Co.	2,541	93,179
elf Beauty, Inc.*	2,375	61,346
Honest Co., Inc. (The)*	4,093	21,325
Inter Parfums, Inc.	857	75,459
Medifast, Inc.	543	92,734
Nature’s Sunshine Products, Inc.*	420	7,064
NewAge, Inc.(x)*	6,455	3,750
Nu Skin Enterprises, Inc., Class A	2,320	111,082
Revlon, Inc., Class A(x)*	477	3,849
Thorne HealthTech, Inc.*	322	2,048
USANA Health Sciences, Inc.*	581	46,160
Veru, Inc.(x)*	2,895	13,983

		727,872

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	7,852	18,217
Turning Point Brands, Inc.	637	21,664
Universal Corp.	1,201	69,742
Vector Group Ltd.	6,678	80,403

		190,026

Total Consumer Staples		8,384,824

Energy (7.3%)
Energy Equipment & Services (2.7%)
Archrock, Inc.	6,700	61,841
Bristow Group, Inc.*	1,100	40,788
Cactus, Inc., Class A	2,657	150,758
ChampionX Corp.*	9,816	240,296
DMC Global, Inc.*	848	25,864
Dril-Quip, Inc.*	1,683	62,860
Expro Group Holdings NV*	2,236	39,756
Helix Energy Solutions Group, Inc.*	6,859	32,786
Helmerich & Payne, Inc.	4,936	211,162
Hunting plc	268,129	1,053,971
Liberty Oilfield Services, Inc., Class A*	4,335	64,245
Nabors Industries Ltd.*	339	51,772
National Energy Services Reunited Corp.(x)*	2,021	16,976
Natural Gas Services Group, Inc.*	30,184	359,491
Newpark Resources, Inc.*	4,532	16,587
NexTier Oilfield Solutions, Inc.*	267,712	2,473,659
Oceaneering International, Inc.*	4,693	71,146
Oil States International, Inc.*	2,883	20,037
Patterson-UTI Energy, Inc.	8,939	138,376
ProPetro Holding Corp.*	4,135	57,601
RPC, Inc.*	3,106	33,141
Select Energy Services, Inc., Class A*	3,057	26,198
Solaris Oilfield Infrastructure, Inc., Class A	1,417	15,998
TechnipFMC plc*	430,021	3,332,663
TETRA Technologies, Inc.*	6,382	26,230
Tidewater, Inc.*	2,038	44,306
US Silica Holdings, Inc.*	3,520	65,683

		8,734,191

Oil, Gas & Consumable Fuels (4.6%)
Aemetis, Inc.(x)*	1,207	15,293
Alto Ingredients, Inc.*	3,719	25,364
Antero Resources Corp.*	13,713	418,658
Arch Resources, Inc.(x)	733	100,700
Berry Corp.	3,231	33,344
Brigham Minerals, Inc., Class A	2,172	55,495
California Resources Corp.	3,849	172,166
Callon Petroleum Co.*	2,288	135,175
Centennial Resource Development, Inc., Class A*	8,726	70,419
Centrus Energy Corp., Class A*	491	16,547
Chesapeake Energy Corp.	5,032	437,784
Civitas Resources, Inc.	2,091	124,854
Clean Energy Fuels Corp.*	7,434	59,026
CNX Resources Corp.*	9,638	199,699
Comstock Resources, Inc.*	4,388	57,263
CONSOL Energy, Inc.*	1,584	59,606
Crescent Energy, Inc., Class A(x)	1,261	21,866
Crescent Point Energy Corp.(x)	762,191	5,523,697
CVR Energy, Inc.	1,418	36,216
Delek US Holdings, Inc.*	3,262	69,220
Denbury, Inc.*	2,448	192,339
DHT Holdings, Inc.	7,042	40,844
Dorian LPG Ltd.	1,554	22,517
Earthstone Energy, Inc., Class A*	1,478	18,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Energy Fuels, Inc.(x)*	7,339	$67,152
Equitrans Midstream Corp.	19,874	167,737
Falcon Minerals Corp.(x)	1,384	9,328
Frontline Ltd.(x)*	5,934	52,219
Gevo, Inc.(x)*	9,696	45,377
Golar LNG Ltd.*	4,941	122,438
Green Plains, Inc.*	85,475	2,650,580
HighPeak Energy, Inc.(x)	251	5,572
International Seaways, Inc.	2,140	38,606
Kinetik Holdings, Inc.	170	11,052
Kosmos Energy Ltd.*	21,502	154,599
Laredo Petroleum, Inc.*	580	45,901
Magnolia Oil & Gas Corp., Class A	6,917	163,587
Matador Resources Co.	5,307	281,165
Murphy Oil Corp.	7,024	283,699
Nordic American Tankers Ltd.(x)	7,428	15,822
Northern Oil and Gas, Inc.	2,929	82,568
Oasis Petroleum, Inc.	950	138,985
Ovintiv, Inc.	12,562	679,227
Par Pacific Holdings, Inc.*	2,150	27,993
PBF Energy, Inc., Class A*	4,649	113,296
PDC Energy, Inc.	4,691	340,942
Peabody Energy Corp.*	4,265	104,620
Range Resources Corp.*	11,458	348,094
Ranger Oil Corp.*	1,021	35,255
Renewable Energy Group, Inc.*	2,131	129,245
REX American Resources Corp.*	264	26,294
Riley Exploration Permian, Inc.(x)	507	12,716
Scorpio Tankers, Inc.	2,423	51,804
SFL Corp. Ltd.	6,157	62,678
SM Energy Co.	5,730	223,183
Southwestern Energy Co.*	48,902	350,627
Talos Energy, Inc.*	1,767	27,901
Teekay Corp.*	3,612	11,450
Teekay Tankers Ltd., Class A*	1,240	17,162
Tellurian, Inc.*	17,761	94,133
Uranium Energy Corp.(x)*	12,927	59,335
Ur-Energy, Inc.(x)*	9,410	15,056
W&T Offshore, Inc.*	4,536	17,328
Whiting Petroleum Corp.	1,889	153,972
World Fuel Services Corp.	2,989	80,823

		15,226,280

Total Energy		23,960,471

Financials (16.4%)
Banks (8.2%)
1st Source Corp.	839	38,804
Allegiance Bancshares, Inc.	991	44,278
Amalgamated Financial Corp.	717	12,884
Amerant Bancorp, Inc.	1,322	41,762
American National Bankshares, Inc.	552	20,799
Ameris Bancorp	3,217	141,162
Arrow Financial Corp.	718	23,278
Associated Banc-Corp.	7,126	162,188
Atlantic Union Bankshares Corp.	56,653	2,078,599
Banc of California, Inc.	2,626	50,839
BancFirst Corp.	788	65,569
Bancorp, Inc. (The)*	2,520	71,392
Bank First Corp.(x)	319	22,965
Bank of Marin Bancorp	669	23,462
Bank of NT Butterfield & Son Ltd. (The)	2,404	86,255
BankUnited, Inc.	4,101	180,280
Banner Corp.	1,678	98,213
Bar Harbor Bankshares	768	21,980
Berkshire Hills Bancorp, Inc.	2,322	67,268
Blue Ridge Bankshares, Inc.	902	13,683
Brookline Bancorp, Inc.	3,994	63,185
Business First Bancshares, Inc.	956	23,259
Byline Bancorp, Inc.	1,195	31,883
Cadence Bank	8,023	234,753
Cambridge Bancorp	294	24,990
Camden National Corp.	19,016	894,513
Capital Bancorp, Inc.	398	9,098
Capital City Bank Group, Inc.	700	18,452
Capstar Financial Holdings, Inc.	1,065	22,450
Carter Bankshares, Inc.*	1,137	19,750
Cathay General Bancorp	3,485	155,954
CBTX, Inc.	882	27,342
Central Pacific Financial Corp.	1,489	41,543
Citizens & Northern Corp.	807	19,675
City Holding Co.	715	56,270
Civista Bancshares, Inc.	703	16,942
CNB Financial Corp.	764	20,108
Coastal Financial Corp.*	492	22,509
Columbia Banking System, Inc.	92,574	2,987,363
Community Bank System, Inc.	2,647	185,687
Community Trust Bancorp, Inc.	787	32,424
ConnectOne Bancorp, Inc.	1,853	59,314
CrossFirst Bankshares, Inc.*	2,317	36,516
Customers Bancorp, Inc.*	1,485	77,428
CVB Financial Corp.	6,203	143,972
Dime Community Bancshares, Inc.	1,615	55,831
Eagle Bancorp, Inc.	1,516	86,427
Eastern Bankshares, Inc.	8,221	177,080
Enterprise Bancorp, Inc.	461	18,495
Enterprise Financial Services Corp.	1,662	78,629
Equity Bancshares, Inc., Class A	651	21,034
Farmers National Banc Corp.	1,404	23,952
FB Financial Corp.	1,596	70,894
Fidelity D&D Bancorp, Inc.(x)	209	9,704
Financial Institutions, Inc.	674	20,308
First Bancorp (Nasdaq Stock Exchange)	1,465	61,193
First Bancorp (Quotrix Stock Exchange)	9,655	126,674
First Bancorp, Inc. (The)	538	16,183
First Bancshares, Inc. (The)	971	32,684
First Bank	634	9,015
First Busey Corp.	2,376	60,208
First Commonwealth Financial Corp.	4,517	68,478
First Community Bankshares, Inc.	798	22,512
First Financial Bancorp	4,465	102,918
First Financial Bankshares, Inc.	6,222	274,515
First Financial Corp.	527	22,809
First Foundation, Inc.	2,399	58,272
First Internet Bancorp	484	20,817
First Interstate BancSystem, Inc., Class A	26,539	975,839
First Merchants Corp.	2,573	107,037
First Mid Bancshares, Inc.	826	31,793
First of Long Island Corp. (The)	57,073	1,110,641
Five Star Bancorp(x)	600	16,980
Flushing Financial Corp.	1,394	31,156
Fulton Financial Corp.	7,618	126,611
German American Bancorp, Inc.	29,395	1,116,716
Glacier Bancorp, Inc.	5,282	265,579
Great Southern Bancorp, Inc.	486	28,679
Guaranty Bancshares, Inc.	317	11,095
Hancock Whitney Corp.	4,160	216,944
Hanmi Financial Corp.	1,613	39,696
HarborOne Bancorp, Inc.	2,257	31,643
HBT Financial, Inc.	356	6,472
Heartland Financial USA, Inc.	1,932	92,408
Heritage Commerce Corp.	2,757	31,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Heritage Financial Corp.	1,845	$46,236
Hilltop Holdings, Inc.	2,911	85,583
Home BancShares, Inc.	7,309	165,183
HomeStreet, Inc.	937	44,395
HomeTrust Bancshares, Inc.	755	22,295
Hope Bancorp, Inc.	5,602	90,080
Horizon Bancorp, Inc.	2,128	39,730
Independent Bank Corp.	978	21,516
Independent Bank Corp./MA	2,251	183,884
Independent Bank Group, Inc.	1,770	125,953
International Bancshares Corp.	2,505	105,736
Investors Bancorp, Inc.	10,963	163,678
Lakeland Bancorp, Inc.	2,932	48,964
Lakeland Financial Corp.	1,170	85,410
Live Oak Bancshares, Inc.	1,520	77,353
Macatawa Bank Corp.	1,333	12,010
Mercantile Bank Corp.	743	26,317
Meta Financial Group, Inc.	1,417	77,822
Metrocity Bankshares, Inc.	987	23,175
Metropolitan Bank Holding Corp.*	475	48,341
Mid Penn Bancorp, Inc.	683	18,311
Midland States Bancorp, Inc.	1,017	29,351
MidWestOne Financial Group, Inc.	681	22,541
MVB Financial Corp.	435	18,052
National Bank Holdings Corp., Class A	1,378	55,506
NBT Bancorp, Inc.	2,022	73,055
Nicolet Bankshares, Inc.*	602	56,329
Northrim BanCorp, Inc.	315	13,725
Northwest Bancshares, Inc.	5,866	79,250
OceanFirst Financial Corp.	2,833	56,943
OFG Bancorp	2,351	62,631
Old National Bancorp	14,108	231,089
Old Second Bancorp, Inc.	1,330	19,298
Origin Bancorp, Inc.	1,072	45,335
Orrstown Financial Services, Inc.	498	11,419
Pacific Premier Bancorp, Inc.	4,469	157,979
Park National Corp.	690	90,652
Peapack-Gladstone Financial Corp.	773	26,862
Peoples Bancorp, Inc.	39,099	1,224,190
Peoples Financial Services Corp.	336	16,961
Preferred Bank	517	38,304
Premier Financial Corp.	1,693	51,349
Primis Financial Corp.	1,255	17,545
QCR Holdings, Inc.	671	37,972
RBB Bancorp	740	17,383
Red River Bancshares, Inc.	236	12,487
Renasant Corp.	2,668	89,245
Republic Bancorp, Inc., Class A	446	20,043
Republic First Bancorp, Inc.*	2,438	12,580
S&T Bancorp, Inc.	1,700	50,286
Sandy Spring Bancorp, Inc.	2,154	96,758
Seacoast Banking Corp. of Florida	2,627	91,998
ServisFirst Bancshares, Inc.	2,393	228,029
Sierra Bancorp	730	18,235
Silvergate Capital Corp., Class A*	1,339	201,613
Simmons First National Corp., Class A	5,135	134,640
SmartFinancial, Inc.	712	18,213
South Plains Financial, Inc.	503	13,370
Southern First Bancshares, Inc.*	387	19,675
Southside Bancshares, Inc.	1,621	66,185
SouthState Corp.	40,635	3,315,410
Spirit of Texas Bancshares, Inc.	666	17,502
Stock Yards Bancorp, Inc.	1,186	62,739
Summit Financial Group, Inc.	585	14,970
Texas Capital Bancshares, Inc.*	2,441	139,894
Third Coast Bancshares, Inc.(x)*	255	5,890
Tompkins Financial Corp.	702	54,946
Towne Bank	3,219	96,377
TriCo Bancshares	29,365	1,175,481
TriState Capital Holdings, Inc.*	1,438	47,785
Triumph Bancorp, Inc.*	1,113	104,644
Trustmark Corp.	3,051	92,720
UMB Financial Corp.	2,072	201,315
United Bankshares, Inc.	6,348	221,418
United Community Banks, Inc.	5,017	174,592
Univest Financial Corp.	1,437	38,454
Valley National Bancorp	19,294	251,208
Veritex Holdings, Inc.	2,280	87,028
Washington Trust Bancorp, Inc.	27,137	1,424,692
WesBanco, Inc.	2,959	101,671
West BanCorp, Inc.(x)	799	21,741
Westamerica Bancorp	1,248	75,504

		26,935,008

Capital Markets (0.6%)
Artisan Partners Asset Management, Inc., Class A	2,750	108,212
AssetMark Financial Holdings, Inc.*	956	21,271
Associated Capital Group, Inc., Class A	81	3,395
B Riley Financial, Inc.	980	68,561
BGC Partners, Inc., Class A	15,070	66,308
Blucora, Inc.*	2,248	43,948
Brightsphere Investment Group, Inc.	1,548	37,539
Cohen & Steers, Inc.	1,159	99,547
Cowen, Inc., Class A	1,351	36,612
Diamond Hill Investment Group, Inc.	146	27,346
Donnelley Financial Solutions, Inc.*	1,365	45,400
Federated Hermes, Inc.	4,480	152,589
Focus Financial Partners, Inc., Class A*	3,116	142,526
GAMCO Investors, Inc., Class A	302	6,677
GCM Grosvenor, Inc., Class A(x)	2,130	20,682
Greenhill & Co., Inc.	734	11,355
Hamilton Lane, Inc., Class A	1,650	127,529
Houlihan Lokey, Inc.	2,425	212,915
Moelis & Co., Class A	2,980	139,911
Open Lending Corp., Class A*	5,060	95,685
Oppenheimer Holdings, Inc., Class A	421	18,347
Piper Sandler Cos.	843	110,644
PJT Partners, Inc., Class A	1,094	69,053
Pzena Investment Management, Inc., Class A	798	6,400
Sculptor Capital Management, Inc.	1,121	15,616
StepStone Group, Inc., Class A	2,188	72,335
StoneX Group, Inc.*	834	61,908
Value Line, Inc.(x)	76	5,092
Virtus Investment Partners, Inc.	353	84,716
WisdomTree Investments, Inc.(x)	5,997	35,202

		1,947,321

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	220	11,394
Curo Group Holdings Corp.(x)	1,035	13,507
Encore Capital Group, Inc.*	1,184	74,272
Enova International, Inc.*	1,746	66,296
EZCORP, Inc., Class A*	2,564	15,486
FirstCash Holdings, Inc.	1,921	135,123
Green Dot Corp., Class A*	2,575	70,761
LendingClub Corp.*	4,745	74,876
LendingTree, Inc.*	577	69,049
Navient Corp.	7,246	123,472
Nelnet, Inc., Class A	813	69,097
Oportun Financial Corp.*	941	13,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PRA Group, Inc.*	2,081	$93,811
PROG Holdings, Inc.*	2,709	77,938
Regional Management Corp.	354	17,194
World Acceptance Corp.*	215	41,246

		967,035

Diversified Financial Services (0.0%)
Alerus Financial Corp.	722	19,956
A-Mark Precious Metals, Inc.	454	35,112
Banco Latinoamericano de Comercio Exterior SA, Class E	1,612	25,115
Cannae Holdings, Inc.*	4,115	98,431

		178,614

Insurance (5.6%)
Ambac Financial Group, Inc.*	2,180	22,672
American Equity Investment Life Holding Co.	3,885	155,050
American National Group, Inc.	370	69,963
AMERISAFE, Inc.	952	47,286
Argo Group International Holdings Ltd.	1,575	65,016
Bright Health Group, Inc.(x)*	12,400	23,932
BRP Group, Inc., Class A*	2,281	61,199
Citizens, Inc.(x)*	2,479	10,511
CNO Financial Group, Inc.	89,442	2,244,100
Crawford & Co., Class A	950	7,182
Donegal Group, Inc., Class A	520	6,973
eHealth, Inc.*	1,270	15,761
Employers Holdings, Inc.	1,482	60,792
Enstar Group Ltd.*	600	156,690
Genworth Financial, Inc., Class A*	24,298	91,846
Goosehead Insurance, Inc., Class A	846	66,470
Greenlight Capital Re Ltd., Class A*	1,418	10,025
Hanover Insurance Group, Inc. (The)	36,294	5,426,679
HCI Group, Inc.	281	19,159
Heritage Insurance Holdings, Inc.	1,472	10,510
Horace Mann Educators Corp.	73,906	3,091,488
Investors Title Co.	68	13,818
James River Group Holdings Ltd.	1,688	41,761
Kinsale Capital Group, Inc.	1,031	235,089
Maiden Holdings Ltd.(x)*	3,615	8,712
MBIA, Inc.*	2,199	33,843
MetroMile, Inc.*	5,073	6,696
National Western Life Group, Inc., Class A	129	27,142
NI Holdings, Inc.*	446	7,564
Old Republic International Corp.	80,687	2,087,373
Palomar Holdings, Inc.*	1,178	75,380
ProAssurance Corp.	2,795	75,130
RLI Corp.	1,918	212,188
Safety Insurance Group, Inc.	758	68,864
Selective Insurance Group, Inc.	37,658	3,365,119
Selectquote, Inc.*	6,174	17,226
SiriusPoint Ltd.*	4,242	31,730
Stewart Information Services Corp.	1,285	77,884
Tiptree, Inc.	1,181	15,176
Trean Insurance Group, Inc.*	918	4,305
Trupanion, Inc.*	1,860	165,763
United Fire Group, Inc.	1,007	31,288
United Insurance Holdings Corp.	1,251	4,141
Universal Insurance Holdings, Inc.	1,351	18,225

		18,287,721

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AFC Gamma, Inc. (REIT)	711	13,594
Angel Oak Mortgage, Inc. (REIT)(x)	418	6,859
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,725	93,679
Arbor Realty Trust, Inc. (REIT)	6,753	115,206
Ares Commercial Real Estate Corp. (REIT)	2,213	34,346
ARMOUR Residential REIT, Inc. (REIT)(x)	4,266	35,834
Blackstone Mortgage Trust, Inc. (REIT), Class A	7,539	239,665
BrightSpire Capital, Inc. (REIT)	3,852	35,631
Broadmark Realty Capital, Inc. (REIT)	6,382	55,204
Chicago Atlantic Real Estate Finance, Inc. (REIT)	287	5,089
Chimera Investment Corp. (REIT)	11,291	135,944
Dynex Capital, Inc. (REIT)(x)	1,581	25,612
Ellington Financial, Inc. (REIT)	2,591	45,990
Franklin BSP Realty Trust, Inc. (REIT)	1,631	22,801
Granite Point Mortgage Trust, Inc. (REIT)	2,561	28,478
Great Ajax Corp. (REIT)	1,128	13,232
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,675	174,305
Invesco Mortgage Capital, Inc. (REIT)(x)	15,048	34,310
KKR Real Estate Finance Trust, Inc. (REIT)	1,714	35,326
Ladder Capital Corp. (REIT)	5,646	67,018
MFA Financial, Inc. (REIT)	21,216	85,501
New York Mortgage Trust, Inc. (REIT)	18,862	68,846
Orchid Island Capital, Inc. (REIT)(x)	6,540	21,255
PennyMac Mortgage Investment Trust (REIT)‡	4,697	79,332
Ready Capital Corp. (REIT)	3,224	48,553
Redwood Trust, Inc. (REIT)	5,616	59,137
TPG RE Finance Trust, Inc. (REIT)	2,877	33,977
Two Harbors Investment Corp. (REIT)	16,558	91,566

		1,706,290

Thrifts & Mortgage Finance (1.2%)
Axos Financial, Inc.*	2,708	125,624
Blue Foundry Bancorp*	1,482	20,081
Bridgewater Bancshares, Inc.*	1,095	18,265
Capitol Federal Financial, Inc.	6,457	70,252
Columbia Financial, Inc.*	1,850	39,793
Enact Holdings, Inc.(x)	18,840	419,190
Essent Group Ltd.	5,214	214,869
Federal Agricultural Mortgage Corp., Class C	438	47,514
Finance of America Cos., Inc., Class A(x)*	221	672
Flagstar Bancorp, Inc.	2,530	107,272
FS Bancorp, Inc.	382	11,842
Hingham Institution For Savings (The)	69	23,681
Home Bancorp, Inc.	398	16,234
Home Point Capital, Inc.(x)	743	2,311
Kearny Financial Corp.	3,152	40,598
Luther Burbank Corp.	812	10,791
Merchants Bancorp	742	20,316
Mr Cooper Group, Inc.*	2,977	135,960
NMI Holdings, Inc., Class A*	4,024	82,975
Northfield Bancorp, Inc.	2,110	30,300
Ocwen Financial Corp.*	425	10,098
PCSB Financial Corp.	442	8,447
PennyMac Financial Services, Inc.‡	1,442	76,714
Pioneer Bancorp, Inc.(x)*	663	6,975
Provident Bancorp, Inc.	820	13,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Provident Financial Services, Inc.	3,605	$84,357
Radian Group, Inc.	8,672	192,605
Southern Missouri Bancorp, Inc.	384	19,181
TrustCo Bank Corp.	983	31,387
Velocity Financial, Inc.*	446	4,879
Walker & Dunlop, Inc.	1,405	181,835
Washington Federal, Inc.	3,112	102,136
Waterstone Financial, Inc.	1,009	19,514
WSFS Financial Corp.	39,531	1,842,935

		4,032,903

Total Financials		54,054,892

Health Care (8.6%)
Biotechnology (3.1%)
2seventy bio, Inc.(x)*	1,046	17,845
4D Molecular Therapeutics, Inc.*	1,344	20,321
89bio, Inc.(x)*	403	1,519
ACADIA Pharmaceuticals, Inc.*	5,735	138,902
Acumen Pharmaceuticals, Inc.*	1,356	5,302
Adagio Therapeutics, Inc.(x)*	2,821	12,864
Adicet Bio, Inc.*	1,088	21,727
Adverum Biotechnologies, Inc.(x)*	4,988	6,534
Aeglea BioTherapeutics, Inc.*	1,427	3,282
Aerovate Therapeutics, Inc.(x)*	447	8,194
Affimed NV*	5,766	25,197
Agenus, Inc.*	10,262	25,245
Agios Pharmaceuticals, Inc.(x)*	2,614	76,094
Akebia Therapeutics, Inc.*	8,385	6,020
Akero Therapeutics, Inc.(x)*	1,337	18,972
Akouos, Inc.(x)*	1,369	6,503
Alaunos Therapeutics, Inc.(x)*	10,923	7,126
Albireo Pharma, Inc.*	808	24,103
Aldeyra Therapeutics, Inc.*	2,524	11,219
Alector, Inc.*	2,785	39,686
Aligos Therapeutics, Inc.*	976	2,098
Alkermes plc*	7,737	203,560
Allakos, Inc.*	1,680	9,576
Allogene Therapeutics, Inc.*	3,247	29,580
Allovir, Inc.(x)*	1,465	9,889
Alpine Immune Sciences, Inc.(x)*	604	5,418
Altimmune, Inc.*	1,721	10,481
ALX Oncology Holdings, Inc.*	878	14,838
Amicus Therapeutics, Inc.*	12,397	117,400
AnaptysBio, Inc.*	857	21,202
Anavex Life Sciences Corp.*	3,227	39,724
Anika Therapeutics, Inc.*	595	14,940
Annexon, Inc.*	1,491	4,070
Apellis Pharmaceuticals, Inc.*	3,706	188,302
Applied Molecular Transport, Inc.(x)*	1,240	9,325
Applied Therapeutics, Inc.(x)*	921	1,943
AquaBounty Technologies, Inc.(x)*	2,729	5,103
Arbutus Biopharma Corp.(x)*	4,062	12,105
Arcellx, Inc.(x)*	436	6,113
Arcturus Therapeutics Holdings, Inc.(x)*	957	25,801
Arcus Biosciences, Inc.*	2,082	65,708
Arcutis Biotherapeutics, Inc.*	1,402	27,003
Ardelyx, Inc.*	3,862	4,132
Arrowhead Pharmaceuticals, Inc.*	4,921	226,317
Atara Biotherapeutics, Inc.*	4,399	40,867
Athenex, Inc.(x)*	3,928	3,258
Athersys, Inc.(x)*	7,954	4,816
Atossa Therapeutics, Inc.(x)*	6,084	7,605
Atreca, Inc., Class A(x)*	1,376	4,362
Aura Biosciences, Inc.(x)*	268	5,896
Avalo Therapeutics, Inc.*	2,682	1,944
Avid Bioservices, Inc.*	3,000	61,110
Avidity Biosciences, Inc.*	1,704	31,473
Avita Medical, Inc.(x)*	1,242	10,532
Avrobio, Inc.*	1,701	2,245
Beam Therapeutics, Inc.*	2,420	138,666
Beyondspring, Inc.(x)*	891	1,960
BioAtla, Inc.*	663	3,315
BioCryst Pharmaceuticals, Inc.*	8,627	140,275
Biohaven Pharmaceutical Holding Co. Ltd.*	2,669	316,463
Biomea Fusion, Inc.(x)*	1,231	5,490
Bioxcel Therapeutics, Inc.(x)*	739	15,452
Black Diamond Therapeutics, Inc.*	1,135	3,144
Bluebird Bio, Inc.*	3,513	17,038
Blueprint Medicines Corp.*	2,839	181,355
Bolt Biotherapeutics, Inc.(x)*	1,193	3,269
Bridgebio Pharma, Inc.*	5,026	51,014
Brooklyn ImmunoTherapeutics, Inc.(x)*	1,238	2,538
C4 Therapeutics, Inc.*	1,943	47,137
Cardiff Oncology, Inc.*	1,880	4,662
CareDx, Inc.*	2,408	89,072
Caribou Biosciences, Inc.*	2,437	22,372
Catalyst Pharmaceuticals, Inc.*	4,823	39,983
Celcuity, Inc.(x)*	414	3,871
Celldex Therapeutics, Inc.*	2,133	72,650
CEL-SCI Corp.(x)*	1,934	7,601
Century Therapeutics, Inc.(x)*	830	10,450
Cerevel Therapeutics Holdings, Inc.*	1,936	67,779
ChemoCentryx, Inc.*	2,605	65,307
Chimerix, Inc.*	3,326	15,233
Chinook Therapeutics, Inc.*	1,933	31,624
Clene, Inc.(x)*	1,190	4,689
Clovis Oncology, Inc.(x)*	5,053	10,207
Codiak Biosciences, Inc.*	817	5,123
Cogent Biosciences, Inc.(x)*	1,932	14,471
Coherus Biosciences, Inc.*	3,043	39,285
Cortexyme, Inc.(x)*	1,037	6,419
Crinetics Pharmaceuticals, Inc.*	2,217	48,663
Cue Biopharma, Inc.*	1,351	6,593
Cullinan Oncology, Inc.(x)*	1,263	13,224
Curis, Inc.*	4,503	10,717
Cyteir Therapeutics, Inc.(x)*	395	1,489
Cytokinetics, Inc.*	3,828	140,909
CytomX Therapeutics, Inc.*	2,926	7,812
Day One Biopharmaceuticals, Inc.(x)*	1,090	10,813
Deciphera Pharmaceuticals, Inc.*	1,955	18,123
Denali Therapeutics, Inc.*	4,414	141,998
DermTech, Inc.(x)*	1,232	18,086
Design Therapeutics, Inc.*	1,279	20,656
Dynavax Technologies Corp.(x)*	5,355	58,048
Dyne Therapeutics, Inc.(x)*	1,562	15,058
Eagle Pharmaceuticals, Inc.*	548	27,121
Editas Medicine, Inc.(x)*	3,303	62,823
Eiger BioPharmaceuticals, Inc.*	1,700	14,110
Eliem Therapeutics, Inc.*	333	2,794
Emergent BioSolutions, Inc.*	2,321	95,300
Enanta Pharmaceuticals, Inc.*	920	65,486
Entrada Therapeutics, Inc.(x)*	441	4,141
Epizyme, Inc.*	6,867	7,897
Erasca, Inc.(x)*	3,063	26,342
Evelo Biosciences, Inc.(x)*	1,579	5,353
Exagen, Inc.(x)*	563	4,521
Fate Therapeutics, Inc.*	3,934	152,521
FibroGen, Inc.*	4,277	51,410
Finch Therapeutics Group, Inc.(x)*	394	1,982
Foghorn Therapeutics, Inc.(x)*	1,017	15,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Forma Therapeutics Holdings, Inc.*	1,689	$15,708
Forte Biosciences, Inc.(x)*	587	857
Fortress Biotech, Inc.(x)*	3,970	5,399
Frequency Therapeutics, Inc.*	1,443	3,059
G1 Therapeutics, Inc.(x)*	1,724	13,102
Gemini Therapeutics, Inc.(x)*	1,139	1,583
Generation Bio Co.(x)*	2,252	16,530
Geron Corp.(x)*	15,681	21,326
Global Blood Therapeutics, Inc.*	2,973	102,985
Gossamer Bio, Inc.*	2,844	24,686
Graphite Bio, Inc.(x)*	1,414	7,211
Greenwich Lifesciences, Inc.(x)*	210	4,120
Gritstone bio, Inc.(x)*	2,100	8,652
GT Biopharma, Inc.(x)*	1,240	3,571
Halozyme Therapeutics, Inc.*	6,616	263,846
Harpoon Therapeutics, Inc.(x)*	727	3,613
Heron Therapeutics, Inc.(x)*	4,710	26,941
Homology Medicines, Inc.*	1,826	5,551
Hookipa Pharma, Inc.(x)*	930	2,120
Humanigen, Inc.*	2,332	7,019
iBio, Inc.(x)*	6,732	2,883
Icosavax, Inc.(x)*	1,158	8,152
Ideaya Biosciences, Inc.*	1,627	18,206
IGM Biosciences, Inc.(x)*	420	11,227
Imago Biosciences, Inc.(x)*	962	18,538
Immuneering Corp., Class A(x)*	910	5,888
Immunic, Inc.(x)*	807	9,119
ImmunityBio, Inc.(x)*	3,478	19,512
ImmunoGen, Inc.*	9,979	47,500
Immunovant, Inc.*	1,701	9,373
Impel Neuropharma, Inc.(x)*	307	1,956
Infinity Pharmaceuticals, Inc.*	4,552	5,189
Inhibrx, Inc.*	1,345	29,967
Inovio Pharmaceuticals, Inc.(x)*	9,738	34,959
Inozyme Pharma, Inc.(x)*	799	3,268
Insmed, Inc.*	5,659	132,986
Instil Bio, Inc.(x)*	2,601	27,961
Intellia Therapeutics, Inc.*	3,347	243,226
Intercept Pharmaceuticals, Inc.(x)*	1,220	19,849
Ironwood Pharmaceuticals, Inc.*	7,216	90,777
iTeos Therapeutics, Inc.*	1,003	32,277
IVERIC bio, Inc.*	5,536	93,171
Janux Therapeutics, Inc.*	850	12,189
Jounce Therapeutics, Inc.*	1,321	8,970
KalVista Pharmaceuticals, Inc.*	967	14,254
Karuna Therapeutics, Inc.*	1,069	135,539
Karyopharm Therapeutics, Inc.*	3,401	25,065
Keros Therapeutics, Inc.*	784	42,634
Kezar Life Sciences, Inc.*	1,615	26,841
Kiniksa Pharmaceuticals Ltd., Class A(x)*	1,312	13,041
Kinnate Biopharma, Inc.*	1,155	13,005
Kodiak Sciences, Inc.*	1,618	12,491
Kronos Bio, Inc.*	2,019	14,597
Krystal Biotech, Inc.*	964	64,145
Kura Oncology, Inc.*	3,156	50,748
Kymera Therapeutics, Inc.*	1,661	70,294
Lexicon Pharmaceuticals, Inc.*	3,530	7,378
Ligand Pharmaceuticals, Inc.*	700	78,743
Lineage Cell Therapeutics, Inc.(x)*	6,306	9,711
Lyell Immunopharma, Inc.(x)*	7,107	35,890
MacroGenics, Inc.*	2,811	24,765
Madrigal Pharmaceuticals, Inc.*	531	52,102
Magenta Therapeutics, Inc.*	1,556	4,512
MannKind Corp.(x)*	12,222	44,977
MEI Pharma, Inc.*	5,638	3,397
MeiraGTx Holdings plc*	1,213	16,800
Mersana Therapeutics, Inc.*	3,581	14,288
MiMedx Group, Inc.*	5,323	25,071
MiNK Therapeutics, Inc.(x)*	96	216
Mirum Pharmaceuticals, Inc.*	27,723	610,460
Molecular Templates, Inc.(x)*	1,693	5,841
Monte Rosa Therapeutics, Inc.(x)*	1,384	19,404
Morphic Holding, Inc.*	993	39,869
Mustang Bio, Inc.*	3,875	3,914
Myriad Genetics, Inc.*	3,860	97,272
Neoleukin Therapeutics, Inc.*	2,071	3,893
NexImmune, Inc.(x)*	917	3,861
Nkarta, Inc.(x)*	734	8,353
Nurix Therapeutics, Inc.*	1,556	21,800
Nuvalent, Inc., Class A(x)*	878	12,195
Ocugen, Inc.(x)*	9,173	30,271
Olema Pharmaceuticals, Inc.(x)*	1,225	5,218
Omega Therapeutics, Inc.*	1,067	6,658
Oncocyte Corp.(x)*	2,051	3,056
Oncorus, Inc.(x)*	1,062	1,890
Oncternal Therapeutics, Inc.*	2,301	3,198
OPKO Health, Inc.(x)*	19,243	66,196
Organogenesis Holdings, Inc.*	3,327	25,352
ORIC Pharmaceuticals, Inc.*	1,636	8,736
Outlook Therapeutics, Inc.(x)*	4,554	8,106
Oyster Point Pharma, Inc.(x)*	578	6,728
Passage Bio, Inc.*	1,929	5,980
PMV Pharmaceuticals, Inc.*	1,185	24,672
Portage Biotech, Inc.(x)*	187	1,229
Poseida Therapeutics, Inc.(x)*	1,429	6,402
Praxis Precision Medicines, Inc.*	1,634	16,683
Precigen, Inc.(x)*	4,932	10,407
Precision BioSciences, Inc.*	2,651	8,165
Prelude Therapeutics, Inc.(x)*	546	3,767
Prometheus Biosciences, Inc.(x)*	1,442	54,450
Protagonist Therapeutics, Inc.*	2,149	50,888
Prothena Corp. plc*	1,688	61,730
PTC Therapeutics, Inc.*	3,328	124,168
Puma Biotechnology, Inc.*	1,709	4,922
Pyxis Oncology, Inc.*	774	3,127
Radius Health, Inc.*	2,325	20,530
Rallybio Corp.(x)*	710	4,956
RAPT Therapeutics, Inc.*	935	20,561
Recursion Pharmaceuticals, Inc., Class A(x)*	5,545	39,702
REGENXBIO, Inc.*	1,961	65,086
Relay Therapeutics, Inc.*	3,366	100,744
Reneo Pharmaceuticals, Inc.(x)*	417	1,226
Replimune Group, Inc.*	1,410	23,942
REVOLUTION Medicines, Inc.*	2,950	75,254
Rhythm Pharmaceuticals, Inc.(x)*	47,133	542,972
Rigel Pharmaceuticals, Inc.*	8,187	24,479
Rocket Pharmaceuticals, Inc.*	2,042	32,386
Rubius Therapeutics, Inc.*	2,345	12,921
Sana Biotechnology, Inc.(x)*	4,177	34,502
Sangamo Therapeutics, Inc.*	5,898	34,267
Scholar Rock Holding Corp.*	1,397	18,007
Selecta Biosciences, Inc.*	4,645	5,713
Sensei Biotherapeutics, Inc.(x)*	1,188	2,744
Sera Prognostics, Inc., Class A(x)*	748	2,835
Seres Therapeutics, Inc.*	3,335	23,745
Sesen Bio, Inc.(x)*	8,890	5,358
Shattuck Labs, Inc.*	1,383	5,892
Sigilon Therapeutics, Inc.*	442	650
Silverback Therapeutics, Inc.*	726	2,548
Solid Biosciences, Inc.(x)*	3,101	3,721
Sorrento Therapeutics, Inc.(x)*	14,468	33,710
Spectrum Pharmaceuticals, Inc.*	8,045	10,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Spero Therapeutics, Inc.(x)*	992	$8,630
SpringWorks Therapeutics, Inc.*	1,350	76,194
Spruce Biosciences, Inc.(x)*	367	738
SQZ Biotechnologies Co.(x)*	1,184	5,695
Stoke Therapeutics, Inc.(x)*	993	20,903
Summit Therapeutics, Inc.(x)*	1,169	2,864
Surface Oncology, Inc.*	1,730	5,086
Sutro Biopharma, Inc.*	2,154	17,706
Syndax Pharmaceuticals, Inc.*	2,352	40,878
Syros Pharmaceuticals, Inc.(x)*	2,445	2,910
Talaris Therapeutics, Inc.(x)*	1,026	10,096
Taysha Gene Therapies, Inc.(x)*	1,158	7,550
TCR2 Therapeutics, Inc.*	1,595	4,402
Tenaya Therapeutics, Inc.(x)*	1,370	16,139
TG Therapeutics, Inc.*	6,182	58,791
Tonix Pharmaceuticals Holding Corp.(x)*	16,989	3,911
Travere Therapeutics, Inc.*	2,742	70,661
Trevena, Inc.(x)*	8,505	4,677
Turning Point Therapeutics, Inc.*	2,284	61,325
Twist Bioscience Corp.*	2,652	130,956
Tyra Biosciences, Inc.(x)*	585	6,260
UroGen Pharma Ltd.(x)*	969	8,440
Vanda Pharmaceuticals, Inc.*	2,722	30,786
Vaxart, Inc.(x)*	6,212	31,308
Vaxcyte, Inc.*	2,043	49,338
VBI Vaccines, Inc.(x)*	9,684	16,075
Vera Therapeutics, Inc.(x)*	600	14,094
Veracyte, Inc.*	3,260	89,878
Verastem, Inc.(x)*	7,441	10,492
Vericel Corp.*	2,228	85,154
Verve Therapeutics, Inc.(x)*	1,746	39,844
Vigil Neuroscience, Inc.*	322	2,264
Viking Therapeutics, Inc.(x)*	3,421	10,263
Vincerx Pharma, Inc.*	585	2,340
Vir Biotechnology, Inc.*	2,829	72,762
Viracta Therapeutics, Inc.(x)*	1,885	8,973
VistaGen Therapeutics, Inc.(x)*	9,949	12,337
Vor BioPharma, Inc.*	653	3,944
Werewolf Therapeutics, Inc.(x)*	1,271	5,592
XBiotech, Inc.(x)	756	6,532
Xencor, Inc.*	2,653	70,782
Xilio Therapeutics, Inc.(x)*	366	2,588
XOMA Corp.(x)*	299	8,366
Y-mAbs Therapeutics, Inc.*	1,785	21,206
Zentalis Pharmaceuticals, Inc.*	1,729	79,776

		10,175,506

Health Care Equipment & Supplies (3.0%)
Accelerate Diagnostics, Inc.(x)*	1,716	2,471
Accuray, Inc.*	4,595	15,209
Acutus Medical, Inc.(x)*	622	865
Alphatec Holdings, Inc.*	3,580	41,170
AngioDynamics, Inc.*	1,726	37,178
Apyx Medical Corp.*	1,386	9,051
Artivion, Inc.*	1,822	38,954
Asensus Surgical, Inc.(x)*	12,168	7,627
Aspira Women’s Health, Inc.(x)*	2,553	2,655
AtriCure, Inc.*	2,164	142,110
Atrion Corp.	67	47,771
Avanos Medical, Inc.*	2,306	77,251
Axogen, Inc.*	1,895	15,046
Axonics, Inc.*	2,138	133,839
BioLife Solutions, Inc.*	500	11,365
Bioventus, Inc., Class A*	1,343	18,936
Butterfly Network, Inc.(x)*	6,008	28,598
Cardiovascular Systems, Inc.*	1,952	44,115
Cerus Corp.*	8,355	45,869
ClearPoint Neuro, Inc.(x)*	979	10,191
CONMED Corp.	1,402	208,267
CryoPort, Inc.*	1,953	68,179
Cue Health, Inc.(x)*	701	4,521
Cutera, Inc.*	814	56,166
CVRx, Inc.*	415	2,486
CytoSorbents Corp.(x)*	1,544	4,925
DarioHealth Corp.(x)*	701	4,094
Eargo, Inc.(x)*	1,004	5,311
Envista Holdings Corp.*	61,392	2,990,404
Glaukos Corp.*	2,139	123,677
Haemonetics Corp.*	2,432	153,751
Heska Corp.*	472	65,268
Inari Medical, Inc.*	1,649	149,465
Inogen, Inc.*	950	30,799
Integer Holdings Corp.*	31,271	2,519,505
Intersect ENT, Inc.*	1,568	43,920
Invacare Corp.*	1,856	2,617
iRadimed Corp.	315	14,125
iRhythm Technologies, Inc.*	1,390	218,883
Lantheus Holdings, Inc.*	3,228	178,541
LeMaitre Vascular, Inc.	914	42,474
LivaNova plc*	2,585	211,531
Lucid Diagnostics, Inc.(x)*	242	813
Meridian Bioscience, Inc.*	2,043	53,036
Merit Medical Systems, Inc.*	2,460	163,639
Mesa Laboratories, Inc.	239	60,916
Natus Medical, Inc.*	1,617	42,495
Neogen Corp.*	5,205	160,522
Neuronetics, Inc.*	1,299	3,936
NeuroPace, Inc.(x)*	362	2,972
Nevro Corp.*	1,668	120,646
NuVasive, Inc.*	2,434	138,008
OraSure Technologies, Inc.*	3,262	22,116
Ortho Clinical Diagnostics Holdings plc*	5,795	108,135
Orthofix Medical, Inc.*	907	29,659
OrthoPediatrics Corp.*	645	34,824
Outset Medical, Inc.*	2,273	103,194
Paragon 28, Inc.(x)*	436	7,299
PAVmed, Inc.(x)*	3,738	4,934
PROCEPT BioRobotics Corp.(x)*	348	12,177
Pulmonx Corp.(x)*	1,321	32,774
Pulse Biosciences, Inc.(x)*	681	3,310
Quotient Ltd.*	4,156	4,987
Retractable Technologies, Inc.(x)*	932	4,427
RxSight, Inc.(x)*	841	10,412
SeaSpine Holdings Corp.*	1,651	20,076
Senseonics Holdings, Inc.(x)*	21,602	42,556
Shockwave Medical, Inc.*	1,617	335,301
SI-BONE, Inc.*	1,581	35,731
Sientra, Inc.(x)*	2,854	6,336
Sight Sciences, Inc.(x)*	1,070	12,369
Silk Road Medical, Inc.*	1,685	69,574
STAAR Surgical Co.*	2,308	184,432
Stereotaxis, Inc.*	2,581	9,627
Surmodics, Inc.*	648	29,374
Tactile Systems Technology, Inc.*	997	20,100
Talis Biomedical Corp.(x)*	757	1,067
TransMedics Group, Inc.*	1,341	36,127
Treace Medical Concepts, Inc.*	1,447	27,363
Utah Medical Products, Inc.	162	14,557
Vapotherm, Inc.(x)*	1,117	15,526
Varex Imaging Corp.*	1,904	40,536
ViewRay, Inc.*	7,085	27,773
Zynex, Inc.(x)	955	5,950

		9,888,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.2%)
1Life Healthcare, Inc.*	5,792	$64,175
Accolade, Inc.*	2,501	43,918
AdaptHealth Corp.*	3,298	52,867
Addus HomeCare Corp.*	720	67,169
Agiliti, Inc.*	982	20,720
AirSculpt Technologies, Inc.(x)*	315	4,309
Alignment Healthcare, Inc.*	3,817	42,865
AMN Healthcare Services, Inc.*	2,259	235,681
Apollo Medical Holdings, Inc.(x)*	1,833	88,845
Aveanna Healthcare Holdings, Inc.*	2,007	6,844
Biodesix, Inc.(x)*	639	1,080
Brookdale Senior Living, Inc.*	9,194	64,818
Castle Biosciences, Inc.*	1,013	45,443
Community Health Systems, Inc.*	5,954	70,674
CorVel Corp.*	417	70,239
Covetrus, Inc.*	4,959	83,262
Cross Country Healthcare, Inc.*	1,771	38,378
Ensign Group, Inc. (The)	2,532	227,905
Fulgent Genetics, Inc.(x)*	1,002	62,535
Hanger, Inc.*	1,797	32,939
HealthEquity, Inc.*	3,920	264,365
InfuSystem Holdings, Inc.*	747	7,321
Innovage Holding Corp.(x)*	953	6,118
Invitae Corp.*	9,693	77,253
Joint Corp. (The)*	682	24,136
LHC Group, Inc.*	1,467	247,336
LifeStance Health Group, Inc.(x)*	3,444	34,819
MEDNAX, Inc.*	3,607	84,692
ModivCare, Inc.*	586	67,618
National HealthCare Corp.	624	43,823
National Research Corp.	621	24,623
Ontrak, Inc.(x)*	405	917
Option Care Health, Inc.*	7,649	218,455
Owens & Minor, Inc.	3,430	150,989
Patterson Cos., Inc.	4,108	132,976
Pennant Group, Inc. (The)*	1,228	22,878
PetIQ, Inc.*	1,280	31,232
Privia Health Group, Inc.*	2,009	53,701
Progyny, Inc.*	3,048	156,667
R1 RCM, Inc.*	5,731	153,362
RadNet, Inc.*	2,067	46,239
Select Medical Holdings Corp.	5,324	127,723
Sharps Compliance Corp.(x)*	413	2,437
SOC Telemed, Inc.(x)*	2,129	6,366
Surgery Partners, Inc.*	1,665	91,658
Tenet Healthcare Corp.*	5,064	435,301
Tivity Health, Inc.*	2,186	70,324
US Physical Therapy, Inc.	635	63,151
Viemed Healthcare, Inc.*	1,638	8,157

		3,979,303

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	5,877	132,350
American Well Corp., Class A*	9,092	38,277
Computer Programs and Systems, Inc.*	676	23,288
Convey Health Solutions Holdings, Inc.*	645	4,218
Evolent Health, Inc., Class A*	3,850	124,355
Forian, Inc.(x)*	944	6,570
Health Catalyst, Inc.*	2,561	66,919
HealthStream, Inc.*	1,136	22,629
iCAD, Inc.*	964	4,300
Inspire Medical Systems, Inc.*	1,289	330,873
Multiplan Corp.(x)*	15,630	73,148
NantHealth, Inc.(x)*	1,859	1,401
NextGen Healthcare, Inc.*	2,686	56,164
Omnicell, Inc.*	2,089	270,505
OptimizeRx Corp.*	849	32,016
Phreesia, Inc.*	2,376	62,631
Schrodinger, Inc.*	2,251	76,804
Simulations Plus, Inc.	726	37,012
Tabula Rasa HealthCare, Inc.*	1,118	6,440

		1,369,900

Life Sciences Tools & Services (0.3%)
Absci Corp.(x)*	2,664	22,458
Akoya Biosciences, Inc.(x)*	397	4,363
Alpha Teknova, Inc.(x)*	306	4,226
Berkeley Lights, Inc.*	2,304	16,381
Bionano Genomics, Inc.(x)*	13,973	36,050
ChromaDex Corp.(x)*	2,382	5,860
Codex DNA, Inc.(x)*	438	2,352
Codexis, Inc.*	2,907	59,942
Cytek Biosciences, Inc.(x)*	4,675	50,396
Fluidigm Corp.(x)*	3,899	13,997
Harvard Bioscience, Inc.*	2,003	12,439
Inotiv, Inc.(x)*	746	19,530
IsoPlexis Corp.(x)*	403	1,382
MaxCyte, Inc.(x)*	4,617	32,273
Medpace Holdings, Inc.*	1,405	229,844
NanoString Technologies, Inc.*	2,253	78,292
NeoGenomics, Inc.*	5,497	66,789
Pacific Biosciences of California, Inc.(x)*	9,449	85,986
Personalis, Inc.*	1,851	15,160
Quanterix Corp.*	1,533	44,748
Rapid Micro Biosystems, Inc., Class A*	379	2,573
Seer, Inc.(x)*	2,091	31,867
Singular Genomics Systems, Inc.(x)*	2,257	14,242

		851,150

Pharmaceuticals (0.6%)
9 Meters Biopharma, Inc.(x)*	11,052	6,624
Aclaris Therapeutics, Inc.*	2,257	38,911
Aerie Pharmaceuticals, Inc.*	2,201	20,029
Amneal Pharmaceuticals, Inc.*	4,953	20,654
Amphastar Pharmaceuticals, Inc.*	1,838	65,984
Ampio Pharmaceuticals, Inc.(x)*	9,892	4,649
Amylyx Pharmaceuticals, Inc.*	459	5,898
Angion Biomedica Corp.(x)*	1,109	2,351
ANI Pharmaceuticals, Inc.*	464	13,043
Antares Pharma, Inc.*	8,292	33,997
Arvinas, Inc.*	2,267	152,569
Atea Pharmaceuticals, Inc.*	3,359	24,252
Athira Pharma, Inc.(x)*	1,677	22,640
Axsome Therapeutics, Inc.*	1,380	57,118
Cara Therapeutics, Inc.*	2,207	26,815
Cassava Sciences, Inc.(x)*	1,901	70,603
CinCor Pharma, Inc.*	556	9,752
Citius Pharmaceuticals, Inc.(x)*	5,905	10,570
Collegium Pharmaceutical, Inc.*	1,654	33,675
Corcept Therapeutics, Inc.*	4,189	94,336
CorMedix, Inc.(x)*	1,922	10,533
Cymabay Therapeutics, Inc.*	3,443	10,708
DICE Therapeutics, Inc.(x)*	670	12,817
Durect Corp.*	11,765	7,881
Edgewise Therapeutics, Inc.(x)*	1,862	18,061
Endo International plc*	11,386	26,302
Esperion Therapeutics, Inc.(x)*	2,768	12,844
Evolus, Inc.(x)*	1,677	18,816
EyePoint Pharmaceuticals, Inc.(x)*	1,099	13,353
Fulcrum Therapeutics, Inc.*	1,322	31,265
Harmony Biosciences Holdings, Inc.*	1,101	53,564

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ikena Oncology, Inc.*	1,333	$8,131
Innoviva, Inc.*	2,158	41,757
Intra-Cellular Therapies, Inc.*	3,799	232,461
Kala Pharmaceuticals, Inc.(x)*	1,898	2,619
Kaleido Biosciences, Inc.(x)*	543	896
KemPharm, Inc.(x)*	1,486	7,475
Landos Biopharma, Inc.*	58	86
Marinus Pharmaceuticals, Inc.(x)*	1,921	17,961
Mind Medicine MindMed, Inc.(x)*	16,749	18,591
NGM Biopharmaceuticals, Inc.*	1,639	24,995
Nuvation Bio, Inc.(x)*	7,648	40,229
Ocular Therapeutix, Inc.*	3,071	15,201
Omeros Corp.(x)*	3,136	18,847
Oramed Pharmaceuticals, Inc.(x)*	1,787	15,458
Pacira BioSciences, Inc.*	2,116	161,493
Paratek Pharmaceuticals, Inc.(x)*	2,784	8,269
Phathom Pharmaceuticals, Inc.*	1,053	14,331
Phibro Animal Health Corp., Class A	1,043	20,808
Pliant Therapeutics, Inc.(x)*	1,041	7,297
Prestige Consumer Healthcare, Inc.*	2,366	125,256
Provention Bio, Inc.(x)*	2,657	19,449
Rain Therapeutics, Inc.(x)*	927	4,700
Reata Pharmaceuticals, Inc., Class A(x)*	1,314	43,047
Relmada Therapeutics, Inc.*	1,190	32,118
Revance Therapeutics, Inc.*	3,487	67,997
Seelos Therapeutics, Inc.(x)*	3,943	3,303
SIGA Technologies, Inc.*	2,312	16,392
Supernus Pharmaceuticals, Inc.*	2,354	76,081
Tarsus Pharmaceuticals, Inc.*	349	5,870
Terns Pharmaceuticals, Inc.*	498	1,479
TherapeuticsMD, Inc.(x)*	16,523	6,279
Theravance Biopharma, Inc.*	2,772	26,500
Theseus Pharmaceuticals, Inc.(x)*	601	6,930
Ventyx Biosciences, Inc.(x)*	503	6,826
Verrica Pharmaceuticals, Inc.(x)*	651	5,280
WaVe Life Sciences Ltd.*	2,073	4,146

		2,039,172

Total Health Care		28,303,817

Industrials (17.0%)
Aerospace & Defense (0.3%)
AAR Corp.*	1,630	78,941
Aerojet Rocketdyne Holdings, Inc.*	3,557	139,968
AeroVironment, Inc.*	1,107	104,213
AerSale Corp.(x)*	760	11,947
Astronics Corp.*	1,248	16,137
Byrna Technologies, Inc.(x)*	915	7,476
Cadre Holdings, Inc.(x)	365	8,964
Ducommun, Inc.*	521	27,295
Kaman Corp.	1,324	57,567
Kratos Defense & Security Solutions, Inc.*	5,871	120,238
Maxar Technologies, Inc.	3,412	134,637
Moog, Inc., Class A	1,387	121,779
National Presto Industries, Inc.	214	16,467
Park Aerospace Corp.	971	12,672
Parsons Corp.*	1,261	48,801
Triumph Group, Inc.*	3,096	78,267
Vectrus, Inc.*	552	19,795

		1,005,164

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	2,768	92,590
Atlas Air Worldwide Holdings, Inc.*	1,349	116,513
Forward Air Corp.	1,290	126,136
Hub Group, Inc., Class A*	1,578	121,837
Radiant Logistics, Inc.*	1,881	11,982

		469,058

Airlines (0.1%)
Allegiant Travel Co.*	735	119,357
Frontier Group Holdings, Inc.(x)*	1,811	20,519
Hawaiian Holdings, Inc.*	2,549	50,215
Mesa Air Group, Inc.*	1,333	5,865
SkyWest, Inc.*	2,474	71,375
Spirit Airlines, Inc.(x)*	4,576	100,077
Sun Country Airlines Holdings, Inc.*	1,607	42,071

		409,479

Building Products (2.2%)
AAON, Inc.	2,025	112,853
American Woodmark Corp.*	834	40,824
Apogee Enterprises, Inc.	41,614	1,975,000
Caesarstone Ltd.(x)	1,105	11,625
Cornerstone Building Brands, Inc.*	2,624	63,816
CSW Industrials, Inc.	712	83,724
Gibraltar Industries, Inc.*	1,532	65,799
Griffon Corp.	2,474	49,554
Insteel Industries, Inc.	2,237	82,747
JELD-WEN Holding, Inc.*	4,449	90,226
Masonite International Corp.*	8,399	747,007
PGT Innovations, Inc.*	2,863	51,477
Quanex Building Products Corp.	1,605	33,689
Resideo Technologies, Inc.*	7,010	167,048
Simpson Manufacturing Co., Inc.	2,097	228,657
UFP Industries, Inc.	40,511	3,125,829
View, Inc.(x)*	4,701	8,650
Zurn Water Solutions Corp.	5,816	205,886

		7,144,411

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	3,195	147,098
ACCO Brands Corp.	4,252	34,016
Aris Water Solution, Inc., Class A	936	17,035
Brady Corp., Class A	2,210	102,257
BrightView Holdings, Inc.*	2,274	30,949
Brink’s Co. (The)	2,304	156,672
Casella Waste Systems, Inc., Class A*	2,358	206,679
CECO Environmental Corp.*	1,773	9,734
Cimpress plc*	801	50,936
CompX International, Inc.	100	2,352
CoreCivic, Inc.*	5,801	64,797
Deluxe Corp.	2,042	61,750
Ennis, Inc.	1,327	24,510
GEO Group, Inc. (The) (REIT)(x)*	6,078	40,175
Harsco Corp.*	3,890	47,614
Healthcare Services Group, Inc.	3,724	69,155
Heritage-Crystal Clean, Inc.*	749	22,178
HNI Corp.	2,086	77,286
Interface, Inc.	2,728	37,019
KAR Auction Services, Inc.*	5,722	103,282
Kimball International, Inc., Class B	1,878	15,869
Matthews International Corp., Class A	1,537	49,737
MillerKnoll, Inc.	3,518	121,582
Montrose Environmental Group, Inc.*	1,260	66,692
NL Industries, Inc.	460	3,307
Pitney Bowes, Inc.	6,870	35,724
SP Plus Corp.*	1,109	34,778
Steelcase, Inc., Class A	4,036	48,230
Team, Inc.*	1,371	3,030
Tetra Tech, Inc.	2,580	425,545
UniFirst Corp.	726	133,787
US Ecology, Inc.*	1,509	72,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Viad Corp.*	973	$34,678
VSE Corp.	476	21,939

		2,372,643

Construction & Engineering (2.9%)
Ameresco, Inc., Class A*	1,449	115,195
API Group Corp.*	9,639	202,708
Arcosa, Inc.	2,279	130,473
Argan, Inc.	715	29,022
Comfort Systems USA, Inc.	1,727	153,720
Concrete Pumping Holdings, Inc.(x)*	1,282	8,589
Construction Partners, Inc., Class A*	1,908	49,951
Dycom Industries, Inc.*	1,409	134,221
EMCOR Group, Inc.	2,554	287,657
Fluor Corp.*	6,759	193,916
Granite Construction, Inc.	2,193	71,930
Great Lakes Dredge & Dock Corp.*	126,282	1,771,736
IES Holdings, Inc.*	430	17,286
Infrastructure and Energy Alternatives, Inc.*	1,087	12,881
INNOVATE Corp.(x)*	1,914	7,063
Matrix Service Co.*	1,294	10,637
MYR Group, Inc.*	791	74,386
Northwest Pipe Co.*	454	11,554
NV5 Global, Inc.*	642	85,579
Primoris Services Corp.	2,563	61,051
Sterling Construction Co., Inc.*	1,290	34,572
Tutor Perini Corp.*	2,146	23,177
WillScot Mobile Mini Holdings Corp.*	154,015	6,026,607

		9,513,911

Electrical Equipment (0.8%)
Advent Technologies Holdings, Inc.(x)*	888	2,060
Allied Motion Technologies, Inc.	578	17,248
American Superconductor Corp.*	1,372	10,441
Array Technologies, Inc.*	6,345	71,508
Atkore, Inc.*	2,150	211,646
AZZ, Inc.	1,160	55,958
Babcock & Wilcox Enterprises, Inc.*	2,660	21,706
Beam Global(x)*	457	9,346
Blink Charging Co.(x)*	1,814	47,998
Bloom Energy Corp., Class A*	6,766	163,399
Encore Wire Corp.	947	108,024
EnerSys	1,986	148,096
Eos Energy Enterprises, Inc.(x)*	1,914	8,001
FTC Solar, Inc.(x)*	1,961	9,668
FuelCell Energy, Inc.*	17,791	102,476
GrafTech International Ltd.	9,391	90,341
Powell Industries, Inc.	494	9,594
Preformed Line Products Co.	172	10,908
Regal Rexnord Corp.	8,113	1,207,052
Romeo Power, Inc.(x)*	5,656	8,427
Stem, Inc.(x)*	5,486	60,401
Thermon Group Holdings, Inc.*	1,579	25,580
TPI Composites, Inc.*	1,651	23,213
Vicor Corp.*	989	69,774

		2,492,865

Machinery (4.2%)
AgEagle Aerial Systems, Inc.(x)*	3,471	4,131
Alamo Group, Inc.	477	68,588
Albany International Corp., Class A	1,460	123,107
Altra Industrial Motion Corp.	3,059	119,087
Astec Industries, Inc.	5,349	230,007
Barnes Group, Inc.	2,269	91,191
Blue Bird Corp.*	823	15,489
Chart Industries, Inc.*	1,751	300,769
CIRCOR International, Inc.*	915	24,357
Columbus McKinnon Corp.	6,153	260,887
Commercial Vehicle Group, Inc.*	1,667	14,086
Desktop Metal, Inc., Class A(x)*	9,050	42,897
Douglas Dynamics, Inc.	1,026	35,489
Energy Recovery, Inc.*	1,994	40,159
Enerpac Tool Group Corp.	2,810	61,511
EnPro Industries, Inc.	984	96,166
ESCO Technologies, Inc.	1,192	83,345
Evoqua Water Technologies Corp.*	5,546	260,551
Federal Signal Corp.	2,867	96,761
Franklin Electric Co., Inc.	2,243	186,259
Gorman-Rupp Co. (The)	1,032	37,028
Greenbrier Cos., Inc. (The)	92,717	4,775,853
Helios Technologies, Inc.	1,565	125,591
Hillenbrand, Inc.	3,511	155,081
Hydrofarm Holdings Group, Inc.(x)*	1,814	27,482
Hyliion Holdings Corp.(x)*	5,445	24,121
Hyster-Yale Materials Handling, Inc.	520	17,269
Ideanomics, Inc.(x)*	23,312	26,110
John Bean Technologies Corp.	1,525	180,667
Kadant, Inc.	540	104,863
Kennametal, Inc.	4,017	114,926
Lindsay Corp.	522	81,959
Luxfer Holdings plc	1,368	22,982
Manitowoc Co., Inc. (The)*	1,705	25,712
Mayville Engineering Co., Inc.*	362	3,392
Meritor, Inc.*	3,284	116,812
Miller Industries, Inc.	551	15,516
Mueller Industries, Inc.	2,716	147,126
Mueller Water Products, Inc., Class A	7,322	94,600
Nikola Corp.(x)*	10,879	116,514
NN, Inc.*	2,314	6,664
Omega Flex, Inc.	149	19,351
Park-Ohio Holdings Corp.	419	5,895
Proto Labs, Inc.*	1,380	73,002
RBC Bearings, Inc.*	1,340	259,799
REV Group, Inc.	64,161	859,758
Shyft Group, Inc. (The)	1,666	60,159
SPX Corp.*	2,105	104,008
SPX FLOW, Inc.	1,991	171,664
Standex International Corp.	554	55,356
Tennant Co.	885	69,738
Terex Corp.	8,699	310,206
Timken Co. (The)	47,922	2,908,866
Titan International, Inc.*	2,448	36,059
Trinity Industries, Inc.	3,655	125,586
Wabash National Corp.	2,481	36,818
Watts Water Technologies, Inc., Class A	1,319	184,119
Welbilt, Inc.*	6,304	149,720

		13,805,209

Marine (0.1%)
Costamare, Inc.	2,622	44,705
Eagle Bulk Shipping, Inc.(x)	395	26,903
Genco Shipping & Trading Ltd.	1,539	36,351
Matson, Inc.	2,001	241,361
Safe Bulkers, Inc.	2,881	13,714

		363,034

Professional Services (1.6%)
Acacia Research Corp.*	2,550	11,500
ASGN, Inc.*	2,449	285,823
Atlas Technical Consultants, Inc.(x)*	700	8,428
Barrett Business Services, Inc.	358	27,734
CBIZ, Inc.*	2,299	96,489
CRA International, Inc.	369	31,092
Exponent, Inc.	2,489	268,936

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
First Advantage Corp.*	2,648	$53,463
Forrester Research, Inc.*	541	30,523
Franklin Covey Co.*	601	27,177
Heidrick & Struggles International, Inc.	894	35,385
HireQuest, Inc.(x)	264	5,048
HireRight Holdings Corp.(x)*	1,079	18,451
Huron Consulting Group, Inc.*	1,042	47,734
ICF International, Inc.	8,888	836,716
Insperity, Inc.	1,760	176,739
KBR, Inc.	6,720	367,786
Kelly Services, Inc., Class A	1,687	36,591
Kforce, Inc.	945	69,902
Korn Ferry	2,571	166,961
ManTech International Corp., Class A	1,314	113,254
Mistras Group, Inc.*	1,136	7,509
Resources Connection, Inc.	1,498	25,676
Stantec, Inc.	39,470	1,979,893
Sterling Check Corp.*	798	21,091
TriNet Group, Inc.*	1,963	193,081
TrueBlue, Inc.*	1,737	50,182
Upwork, Inc.*	5,735	133,281
Willdan Group, Inc.*	459	14,087

		5,140,532

Road & Rail (0.4%)
ArcBest Corp.	1,228	98,854
Avis Budget Group, Inc.*	1,989	523,704
Covenant Logistics Group, Inc.	580	12,487
Daseke, Inc.*	1,924	19,375
Heartland Express, Inc.	2,071	29,139
HyreCar, Inc.(x)*	912	2,170
Marten Transport Ltd.	2,956	52,498
PAM Transportation Services, Inc.*	340	11,815
Saia, Inc.*	1,269	309,408
Universal Logistics Holdings, Inc.	367	7,395
US Xpress Enterprises, Inc., Class A*	1,187	4,606
Werner Enterprises, Inc.	2,916	119,556
Yellow Corp.*	2,618	18,352

		1,209,359

Trading Companies & Distributors (3.6%)
Alta Equipment Group, Inc.*	939	11,606
Applied Industrial Technologies, Inc.	1,841	188,997
Beacon Roofing Supply, Inc.*	2,641	156,559
BlueLinx Holdings, Inc.*	467	33,568
Boise Cascade Co.	1,847	128,311
Custom Truck One Source, Inc.(x)*	2,807	23,551
DXP Enterprises, Inc.*	829	22,458
EVI Industries, Inc.(x)*	225	4,183
GATX Corp.	1,699	209,538
Global Industrial Co.	662	21,336
GMS, Inc.*	2,003	99,689
H&E Equipment Services, Inc.	1,598	69,545
Herc Holdings, Inc.	17,509	2,925,579
Karat Packaging, Inc.*	238	4,724
Lawson Products, Inc.*	252	9,712
McGrath RentCorp	57,200	4,860,856
MRC Global, Inc.*	3,858	45,949
NOW, Inc.*	5,249	57,896
Rush Enterprises, Inc., Class A	2,032	103,449
Rush Enterprises, Inc., Class B	341	16,487
Textainer Group Holdings Ltd.	2,176	82,840
Titan Machinery, Inc.*	928	26,225
Transcat, Inc.*	351	28,480
Triton International Ltd.	3,199	224,506
Univar Solutions, Inc.*	68,605	2,204,965
Veritiv Corp.*	688	91,910
WESCO International, Inc.*	2,134	277,719
Willis Lease Finance Corp.*	168	5,408

		11,936,046

Total Industrials		55,861,711

Information Technology (12.6%)
Communications Equipment (1.6%)
ADTRAN, Inc.	2,396	44,206
Aviat Networks, Inc.*	434	13,354
CalAmp Corp.*	1,694	12,383
Calix, Inc.*	2,678	114,913
Cambium Networks Corp.*	453	10,709
Casa Systems, Inc.*	1,818	8,217
Clearfield, Inc.*	543	35,415
Comtech Telecommunications Corp.	1,177	18,467
Digi International, Inc.*	1,568	33,743
DZS, Inc.*	866	12,012
EMCORE Corp.*	1,899	7,026
Extreme Networks, Inc.*	5,900	72,039
Harmonic, Inc.*	4,238	39,371
Infinera Corp.*	8,994	77,978
Inseego Corp.(x)*	4,006	16,224
KVH Industries, Inc.*	753	6,852
NETGEAR, Inc.*	1,390	34,305
NetScout Systems, Inc.*	139,703	4,481,672
Plantronics, Inc.*	2,037	80,258
Ribbon Communications, Inc.*	3,750	11,588
Viavi Solutions, Inc.*	11,021	177,218

		5,307,950

Electronic Equipment, Instruments & Components (3.6%)
908 Devices, Inc.(x)*	903	17,166
Advanced Energy Industries, Inc.	1,775	152,792
Aeva Technologies, Inc.(x)*	5,085	22,018
Akoustis Technologies, Inc.(x)*	2,128	13,832
Arlo Technologies, Inc.*	4,223	37,416
Badger Meter, Inc.	1,386	138,198
Belden, Inc.	2,131	118,057
Benchmark Electronics, Inc.	80,924	2,026,337
CTS Corp.	18,096	639,513
Daktronics, Inc.*	1,910	7,334
ePlus, Inc.*	1,276	71,533
Fabrinet*	1,795	188,708
FARO Technologies, Inc.*	904	46,936
Identiv, Inc.(x)*	1,074	17,367
II-VI, Inc.*	22,787	1,651,830
Insight Enterprises, Inc.*	1,632	175,146
Iteris, Inc.*	2,023	6,029
Itron, Inc.*	2,182	114,948
Kimball Electronics, Inc.*	1,154	23,068
Knowles Corp.*	235,929	5,079,551
Luna Innovations, Inc.*	1,389	10,709
Methode Electronics, Inc.	1,773	76,682
MicroVision, Inc.(x)*	8,235	38,457
Napco Security Technologies, Inc.*	1,326	27,210
nLight, Inc.*	2,029	35,183
Novanta, Inc.*	1,691	240,612
OSI Systems, Inc.*	799	68,011
Ouster, Inc.(x)*	6,113	27,508
PAR Technology Corp.(x)*	1,161	46,835
PC Connection, Inc.	561	29,391
Plexus Corp.*	1,346	110,116
Rogers Corp.*	897	243,715
Sanmina Corp.*	3,011	121,705
ScanSource, Inc.*	1,175	40,878
TTM Technologies, Inc.*	5,002	74,130
Velodyne Lidar, Inc.(x)*	3,677	9,413
Vishay Intertechnology, Inc.	6,287	123,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vishay Precision Group, Inc.*	617	$19,837

		11,891,396

IT Services (1.2%)
Alliance Data Systems Corp.	34,327	1,927,461
BigCommerce Holdings, Inc.*	2,348	51,445
Brightcove, Inc.*	2,128	16,598
Cantaloupe, Inc.(x)*	3,030	20,513
Cass Information Systems, Inc.	664	24,508
Conduent, Inc.*	8,322	42,942
CSG Systems International, Inc.	1,566	99,551
DigitalOcean Holdings, Inc.*	2,410	139,418
Evertec, Inc.	2,891	118,329
Evo Payments, Inc., Class A*	2,141	49,436
ExlService Holdings, Inc.*	1,588	227,513
Flywire Corp.*	2,693	82,352
GreenBox POS(x)*	903	3,811
Grid Dynamics Holdings, Inc.*	2,103	29,610
Hackett Group, Inc. (The)	1,241	28,617
I3 Verticals, Inc., Class A*	972	27,080
IBEX Holdings Ltd.*	303	4,830
International Money Express, Inc.*	1,539	31,719
Limelight Networks, Inc.*	5,988	31,257
LiveRamp Holdings, Inc.*	3,196	119,498
MAXIMUS, Inc.	2,900	217,355
MoneyGram International, Inc.*	4,055	42,821
Paya Holdings, Inc.*	4,276	25,057
Perficient, Inc.*	1,581	174,052
Priority Technology Holdings, Inc.(x)*	376	2,162
Rackspace Technology, Inc.(x)*	2,614	29,172
Remitly Global, Inc.*	591	5,833
Repay Holdings Corp.*	4,189	61,872
StarTek, Inc.*	933	4,133
TTEC Holdings, Inc.	886	73,113
Tucows, Inc., Class A(x)*	489	33,399
Unisys Corp.*	3,195	69,044
Verra Mobility Corp.*	7,293	118,730

		3,933,231

Semiconductors & Semiconductor Equipment (1.6%)
Alpha & Omega Semiconductor Ltd.*	997	54,486
Ambarella, Inc.*	1,698	178,154
Amkor Technology, Inc.	4,761	103,409
Atomera, Inc.(x)*	1,021	13,334
Axcelis Technologies, Inc.*	1,583	119,564
AXT, Inc.*	2,151	15,100
CEVA, Inc.*	1,063	43,211
CMC Materials, Inc.	1,366	253,256
Cohu, Inc.*	36,392	1,077,203
Credo Technology Group Holding Ltd.(x)*	1,057	16,098
Diodes, Inc.*	2,117	184,158
FormFactor, Inc.*	3,758	157,949
Ichor Holdings Ltd.*	1,327	47,268
Impinj, Inc.*	927	58,902
Kopin Corp.*	4,036	10,211
Kulicke & Soffa Industries, Inc.	2,974	166,603
Lattice Semiconductor Corp.*	6,504	396,419
MACOM Technology Solutions Holdings, Inc.*	2,326	139,258
MaxLinear, Inc.*	3,400	198,390
Meta Materials, Inc.(x)*	8,641	14,430
NeoPhotonics Corp.*	2,462	37,447
NVE Corp.	255	13,890
Onto Innovation, Inc.*	2,334	202,801
PDF Solutions, Inc.*	1,438	40,077
Photronics, Inc.*	2,849	48,348
Power Integrations, Inc.	2,822	261,543
Rambus, Inc.*	5,194	165,637
Semtech Corp.*	3,134	217,312
Silicon Laboratories, Inc.*	1,817	272,913
SiTime Corp.*	766	189,830
SkyWater Technology, Inc.(x)*	409	4,429
SMART Global Holdings, Inc.*	2,338	60,391
SunPower Corp.(x)*	3,833	82,333
Synaptics, Inc.*	1,886	376,257
Ultra Clean Holdings, Inc.*	2,126	90,121
Veeco Instruments, Inc.*	2,474	67,268

		5,378,000

Software (4.5%)
8x8, Inc.*	5,536	69,698
A10 Networks, Inc.	2,666	37,191
ACI Worldwide, Inc.*	153,470	4,832,770
Agilysys, Inc.*	990	39,481
Alarm.com Holdings, Inc.*	2,297	152,659
Alkami Technology, Inc.*	1,368	19,576
Altair Engineering, Inc., Class A*	2,202	141,809
American Software, Inc., Class A	1,562	32,552
Appfolio, Inc., Class A*	931	105,398
Appian Corp.*	1,909	116,105
Arteris, Inc.*	270	3,510
Asana, Inc., Class A(x)*	3,427	136,977
Avaya Holdings Corp.*	4,100	51,947
AvidXchange Holdings, Inc.*	1,218	9,805
Benefitfocus, Inc.*	1,197	15,106
Blackbaud, Inc.*	2,305	138,000
Blackline, Inc.*	2,614	191,397
Bottomline Technologies DE, Inc.*	2,102	119,141
Box, Inc., Class A*	6,546	190,227
BTRS Holdings, Inc., Class A*	4,556	34,079
Cerence, Inc.*	1,837	66,316
ChannelAdvisor Corp.*	1,519	25,170
Cleanspark, Inc.(x)*	1,702	21,054
CommVault Systems, Inc.*	2,133	141,525
Consensus Cloud Solutions, Inc.*	734	44,135
CoreCard Corp.(x)*	383	10,494
Couchbase, Inc.(x)*	1,126	19,615
CS Disco, Inc.(x)*	749	25,444
Digimarc Corp.(x)*	505	13,317
Digital Turbine, Inc.*	4,415	193,421
Domo, Inc., Class B*	1,316	66,550
E2open Parent Holdings, Inc.(x)*	9,568	84,294
Ebix, Inc.	1,250	41,437
eGain Corp.*	1,063	12,310
Enfusion, Inc., Class A(x)*	1,047	13,318
EngageSmart, Inc.(x)*	772	16,451
Envestnet, Inc.*	2,638	196,373
EverCommerce, Inc.*	1,438	18,982
GTY Technology Holdings, Inc.*	1,674	5,407
Instructure Holdings, Inc.(x)*	523	10,491
Intapp, Inc.(x)*	663	15,919
InterDigital, Inc.	1,434	91,489
JFrog Ltd.*	2,553	68,803
Kaltura, Inc.(x)*	2,635	4,717
LivePerson, Inc.*	3,115	76,068
Marathon Digital Holdings, Inc.(x)*	4,642	129,744
MeridianLink, Inc.(x)*	1,086	19,657
MicroStrategy, Inc., Class A(x)*	451	219,330
Mimecast Ltd.*	2,964	235,816
Mitek Systems, Inc.*	2,132	31,276
Model N, Inc.*	1,809	48,662
Momentive Global, Inc.*	6,243	101,511
ON24, Inc.*	1,216	15,990
OneSpan, Inc.*	1,741	25,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PagerDuty, Inc.*	3,894	$133,136
Ping Identity Holding Corp.*	2,925	80,233
Progress Software Corp.	2,037	95,922
PROS Holdings, Inc.*	1,986	66,154
Q2 Holdings, Inc.*	2,657	163,804
Qualys, Inc.*	1,634	232,698
Rapid7, Inc.*	2,711	301,572
Rekor Systems, Inc.(x)*	1,632	7,442
Rimini Street, Inc.*	2,281	13,230
Riot Blockchain, Inc.(x)*	5,151	109,047
Sailpoint Technologies Holdings, Inc.*	4,385	224,424
Sapiens International Corp. NV(x)	1,537	39,024
SecureWorks Corp., Class A*	567	7,513
ShotSpotter, Inc.*	440	12,197
Smith Micro Software, Inc.(x)*	2,307	8,697
Software AG	80,067	2,755,984
Sprout Social, Inc., Class A*	2,175	174,261
SPS Commerce, Inc.*	1,729	226,845
Stronghold Digital Mining, Inc., Class A(x)*	415	2,428
Sumo Logic, Inc.*	4,243	49,516
Telos Corp.*	1,982	19,761
Tenable Holdings, Inc.*	4,416	255,201
Upland Software, Inc.*	1,436	25,288
UserTesting, Inc.(x)*	436	4,661
Varonis Systems, Inc.*	5,159	245,259
Verint Systems, Inc.*	3,060	158,202
Veritone, Inc.(x)*	1,365	24,952
Viant Technology, Inc., Class A(x)*	614	4,022
VirnetX Holding Corp.(x)*	3,299	5,377
Vonage Holdings Corp.*	12,159	246,706
Weave Communications, Inc.(x)*	465	2,771
Workiva, Inc.*	2,032	239,776
Xperi Holding Corp.	4,978	86,219
Yext, Inc.*	5,206	35,869
Zuora, Inc., Class A*	5,457	81,746

		14,687,591

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.*	5,880	98,079
Avid Technology, Inc.*	1,733	60,430
Corsair Gaming, Inc.(x)*	1,386	29,328
Diebold Nixdorf, Inc.*	3,448	23,205
Eastman Kodak Co.(x)*	2,333	15,281
Quantum Corp.(x)*	2,905	6,594
Super Micro Computer, Inc.*	2,144	81,622
Turtle Beach Corp.(x)*	714	15,201

		329,740

Total Information Technology		41,527,908

Materials (6.1%)
Chemicals (4.3%)
AdvanSix, Inc.	1,295	66,161
American Vanguard Corp.	1,525	30,988
Amyris, Inc.(x)*	8,076	35,211
Ashland Global Holdings, Inc.	41,851	4,118,557
Aspen Aerogels, Inc.*	1,110	38,273
Avient Corp.	67,114	3,221,472
Balchem Corp.	1,545	211,201
Cabot Corp.	2,660	181,971
Chase Corp.	320	27,811
Danimer Scientific, Inc.(x)*	4,358	25,538
Ecovyst, Inc.	2,671	30,877
Elementis plc*	1,076,213	1,668,951
Ferro Corp.*	3,871	84,155
FutureFuel Corp.	1,238	12,046
GCP Applied Technologies, Inc.*	3,212	100,921
Hawkins, Inc.	879	40,346
HB Fuller Co.	2,511	165,902
Ingevity Corp.*	1,890	121,092
Innospec, Inc.	1,176	108,839
Intrepid Potash, Inc.*	495	40,659
Koppers Holdings, Inc.	995	27,382
Kronos Worldwide, Inc.	1,106	17,165
Livent Corp.*	7,867	205,093
Marrone Bio Innovations, Inc.*	5,210	5,627
Minerals Technologies, Inc.	44,531	2,945,726
Orion Engineered Carbons SA	3,010	48,070
PureCycle Technologies, Inc.(x)*	2,569	20,552
Quaker Chemical Corp.	652	112,672
Rayonier Advanced Materials, Inc.*	3,069	20,163
Sensient Technologies Corp.	1,996	167,564
Stepan Co.	1,012	99,996
Tredegar Corp.	1,302	15,611
Trinseo plc	1,847	88,508
Tronox Holdings plc, Class A	5,500	108,845
Valhi, Inc.	115	3,371
Zymergen, Inc.*	3,858	11,150

		14,228,466

Construction Materials (1.0%)
Summit Materials, Inc., Class A*	105,473	3,275,991
United States Lime & Minerals, Inc.	93	10,792

		3,286,783

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,215	79,048
Greif, Inc., Class B	289	18,427
Myers Industries, Inc.	1,834	39,614
O-I Glass, Inc.*	7,462	98,349
Pactiv Evergreen, Inc.	2,010	20,221
Ranpak Holdings Corp.*	1,818	37,142
TriMas Corp.	2,147	68,897
UFP Technologies, Inc.*	360	23,821

		385,519

Metals & Mining (0.6%)
Allegheny Technologies, Inc.*	6,104	163,831
Arconic Corp.*	5,090	130,406
Carpenter Technology Corp.	2,283	95,840
Century Aluminum Co.*	2,461	64,749
Coeur Mining, Inc.*	12,606	56,097
Commercial Metals Co.	5,810	241,812
Compass Minerals International, Inc.	1,639	102,913
Constellium SE*	6,099	109,782
Gatos Silver, Inc.(x)*	2,026	8,752
Haynes International, Inc.	588	25,049
Hecla Mining Co.	25,636	168,429
Kaiser Aluminum Corp.	740	69,679
Materion Corp.	963	82,568
MP Materials Corp.*	3,624	207,800
Novagold Resources, Inc.*	11,367	87,867
Olympic Steel, Inc.	449	17,269
Perpetua Resources Corp.*	1,394	5,715
PolyMet Mining Corp.(x)*	1,501	6,289
Ryerson Holding Corp.	816	28,576
Schnitzer Steel Industries, Inc., Class A	1,249	64,873
SunCoke Energy, Inc.	4,130	36,798
TimkenSteel Corp.*	2,144	46,911
Warrior Met Coal, Inc.	2,463	91,402
Worthington Industries, Inc.	1,583	81,382

		1,994,789

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	790	22,144
Glatfelter Corp.	2,017	24,970
Neenah, Inc.	838	33,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Schweitzer-Mauduit International, Inc.	1,486	$40,865

		121,214

Total Materials		20,016,771

Real Estate (4.8%)
Equity Real Estate Investment Trusts (REITs) (4.2%)
Acadia Realty Trust (REIT)	4,141	89,735
Agree Realty Corp. (REIT)	3,371	223,700
Alexander & Baldwin, Inc. (REIT)	60,281	1,397,916
Alexander’s, Inc. (REIT)	103	26,392
American Assets Trust, Inc. (REIT)	2,393	90,671
Apartment Investment and Management Co. (REIT), Class A*	7,115	52,082
Apple Hospitality REIT, Inc. (REIT)	10,246	184,121
Armada Hoffler Properties, Inc. (REIT)	3,194	46,632
Ashford Hospitality Trust, Inc. (REIT)*	570	5,814
Braemar Hotels & Resorts, Inc. (REIT)(x)	2,314	14,301
Brandywine Realty Trust (REIT)	7,907	111,805
Broadstone Net Lease, Inc. (REIT)	7,594	165,397
BRT Apartments Corp. (REIT)	500	11,985
CareTrust REIT, Inc. (REIT)	4,572	88,240
CatchMark Timber Trust, Inc. (REIT), Class A	2,350	19,270
Centerspace (REIT)	688	67,507
Chatham Lodging Trust (REIT)*	2,291	31,593
City Office REIT, Inc. (REIT)	1,972	34,826
Clipper Realty, Inc. (REIT)	606	5,496
Community Healthcare Trust, Inc. (REIT)	1,200	50,652
Corporate Office Properties Trust (REIT)	5,355	152,832
CTO Realty Growth, Inc. (REIT)	290	19,233
DiamondRock Hospitality Co. (REIT)*	10,024	101,242
DigitalBridge Group, Inc. (REIT)* .	23,511	169,279
Diversified Healthcare Trust (REIT)	11,373	36,394
Easterly Government Properties, Inc. (REIT)	4,167	88,090
EastGroup Properties, Inc. (REIT)	1,937	393,753
Empire State Realty Trust, Inc. (REIT), Class A	6,853	67,296
Equity Commonwealth (REIT)*	5,214	147,087
Essential Properties Realty Trust, Inc. (REIT)	5,816	147,145
Farmland Partners, Inc. (REIT)	1,139	15,661
Four Corners Property Trust, Inc. (REIT)	3,620	97,885
Franklin Street Properties Corp. (REIT)	4,867	28,715
Getty Realty Corp. (REIT)	1,852	53,004
Gladstone Commercial Corp. (REIT)	1,744	38,403
Gladstone Land Corp. (REIT)(x)	1,541	56,123
Global Medical REIT, Inc. (REIT)	2,949	48,128
Global Net Lease, Inc. (REIT)	5,037	79,232
Healthcare Realty Trust, Inc. (REIT)	7,092	194,888
Hersha Hospitality Trust (REIT)*	1,679	15,245
Highwoods Properties, Inc. (REIT)	26,307	1,203,282
Independence Realty Trust, Inc. (REIT)	10,590	280,000
Indus Realty Trust, Inc. (REIT)(x)	276	20,173
Industrial Logistics Properties Trust (REIT)	3,228	73,179
Innovative Industrial Properties, Inc. (REIT)	1,129	231,897
iStar, Inc. (REIT)(x)	3,218	75,333
Kite Realty Group Trust (REIT)	10,402	236,854
LTC Properties, Inc. (REIT)	1,834	70,554
LXP Industrial Trust (REIT)	13,335	209,359
Macerich Co. (The) (REIT)	10,393	162,547
National Health Investors, Inc. (REIT)	2,047	120,793
National Storage Affiliates Trust (REIT)	3,893	244,325
Necessity Retail REIT, Inc. (The) (REIT)	5,691	45,016
NETSTREIT Corp. (REIT)	1,869	41,940
NexPoint Residential Trust, Inc. (REIT)	1,067	96,361
Office Properties Income Trust (REIT)	2,379	61,212
One Liberty Properties, Inc. (REIT)	800	24,632
Outfront Media, Inc. (REIT)	7,064	200,830
Paramount Group, Inc. (REIT)	8,947	97,612
Pebblebrook Hotel Trust (REIT)	6,128	150,013
Phillips Edison & Co., Inc. (REIT)(x)	5,468	188,045
Physicians Realty Trust (REIT)	10,467	183,591
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,943	102,338
Plymouth Industrial REIT, Inc. (REIT)	1,435	38,888
Postal Realty Trust, Inc. (REIT), Class A	804	13,523
PotlatchDeltic Corp. (REIT)	3,202	168,841
Preferred Apartment Communities, Inc. (REIT), Class A	2,498	62,300
PS Business Parks, Inc. (REIT)	973	163,542
Retail Opportunity Investments Corp. (REIT)	5,697	110,465
Retail Value, Inc. (REIT)	833	2,549
RLJ Lodging Trust (REIT)	7,927	111,612
RPT Realty (REIT)	4,006	55,163
Ryman Hospitality Properties, Inc. (REIT)*	2,578	239,161
Sabra Health Care REIT, Inc. (REIT)	11,107	165,383
Safehold, Inc. (REIT)	1,000	55,450
Saul Centers, Inc. (REIT)	567	29,881
Seritage Growth Properties (REIT), Class A(x)*	1,855	23,484
Service Properties Trust (REIT)	8,154	72,000
SITE Centers Corp. (REIT)	8,144	136,086
STAG Industrial, Inc. (REIT)	8,586	355,031
Summit Hotel Properties, Inc. (REIT)*	5,154	51,334
Sunstone Hotel Investors, Inc. (REIT)*	185,388	2,183,871
Tanger Factory Outlet Centers, Inc. (REIT)	4,950	85,090
Terreno Realty Corp. (REIT)	3,549	262,803
UMH Properties, Inc. (REIT)	2,052	50,459
Uniti Group, Inc. (REIT)	9,423	129,660
Universal Health Realty Income Trust (REIT)	599	34,964
Urban Edge Properties (REIT)	5,549	105,986
Urstadt Biddle Properties, Inc. (REIT), Class A	1,479	27,820
Veris Residential, Inc. (REIT)*	4,209	73,194
Washington REIT (REIT)	4,058	103,479
Whitestone REIT (REIT)	2,031	26,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Xenia Hotels & Resorts, Inc. (REIT)*	5,461	$105,343

		13,831,929

Real Estate Management & Development (0.6%)
Cushman & Wakefield plc*	64,464	1,322,157
Douglas Elliman, Inc.	3,339	24,375
eXp World Holdings, Inc.(x)	2,908	61,562
Fathom Holdings, Inc.*	274	2,932
Forestar Group, Inc.*	848	15,060
FRP Holdings, Inc.*	348	20,114
Kennedy-Wilson Holdings, Inc.	5,772	140,779
Marcus & Millichap, Inc.	1,139	60,003
Newmark Group, Inc., Class A	8,056	128,251
Rafael Holdings, Inc., Class B*	507	1,273
RE/MAX Holdings, Inc., Class A	918	25,456
Realogy Holdings Corp.*	5,520	86,554
Redfin Corp.(x)*	4,947	89,244
RMR Group, Inc. (The), Class A	731	22,734
St Joe Co. (The)	1,567	92,829
Tejon Ranch Co.*	924	16,872

		2,110,195

Total Real Estate		15,942,124

Utilities (2.6%)
Electric Utilities (0.7%)
ALLETE, Inc.	2,516	168,522
IDACORP, Inc.	11,405	1,315,681
MGE Energy, Inc.	1,738	138,675
Otter Tail Corp.	1,940	121,250
PNM Resources, Inc.	4,103	195,590
Portland General Electric Co.	4,314	237,917
Via Renewables, Inc.(x)	571	4,705

		2,182,340

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	3,047	229,866
Chesapeake Utilities Corp.	825	113,652
New Jersey Resources Corp.	4,675	214,395
Northwest Natural Holding Co.	1,429	73,908
ONE Gas, Inc.	2,528	223,071
South Jersey Industries, Inc.	4,937	170,573
Southwest Gas Holdings, Inc.	3,160	247,396
Spire, Inc.	2,402	172,368

		1,445,229

Independent Power and Renewable Electricity Producers (0.1%)
Clearway Energy, Inc., Class A	1,638	54,578
Clearway Energy, Inc., Class C	3,880	141,659
Ormat Technologies, Inc.(x)	2,196	179,698
Sunnova Energy International, Inc.*	4,165	96,045

		471,980

Multi-Utilities (1.2%)
Avista Corp.	3,326	150,169
Black Hills Corp.	45,137	3,476,452
NorthWestern Corp.	2,601	157,334
Unitil Corp.	770	38,408

		3,822,363

Water Utilities (0.2%)
American States Water Co.	1,762	156,853
Artesian Resources Corp., Class A	423	20,537
Cadiz, Inc.*	1,035	2,143
California Water Service Group	2,520	149,386
Global Water Resources, Inc.	677	11,265
Middlesex Water Co.	832	87,501
Pure Cycle Corp.*	795	9,556
SJW Group	1,326	92,263
York Water Co. (The)	624	28,061

		557,565

Total Utilities		8,479,477

Total Common Stocks (89.6%) (Cost $220,181,401)		294,847,263

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR (r)*	1,038	—
Oncternal Therapeutics, Inc., CVR(r)*	36	—

		—

Pharmaceuticals (0.0%)
Zogenix, Inc., CVR(r)*	2,917	1,488

Total Health Care		1,488

Information Technology (0.0%)
Technology Hardware, Storage & Peripherals (0.0%)
Quantum Corp., expiring 4/18/22*	2,905	24

Total Information Technology .		24

Total Rights (0.0%) (Cost $3,114)		1,512

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.9%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	800,000	800,000
JPMorgan Prime Money Market Fund, IM Shares	22,139,927	22,144,355

Total Investment Companies		22,944,355

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $4,183,646, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $4,267,289. (xx)	$4,183,617	4,183,617
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $1,000,009, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $1,020,417. (xx)	1,000,000	1,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $900,079, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $995,219. (xx)	900,000	900,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $800,009, collateralized by various Common Stocks; total market value $926,551. (xx)	$800,000	$800,000

Total Repurchase Agreements		6,883,617

Total Short-Term Investments (9.0%) (Cost $29,828,521)		29,827,972

Total Investments in Securities (98.6%) (Cost $250,013,036)		324,676,747
Other Assets Less Liabilities (1.4%)		4,505,517

Net Assets (100%)		$329,182,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $45,718 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $8,163,525. This was collateralized by $996,055 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 2/15/52 and by cash of $7,683,617 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	4,697	84,380	—	(2,854)	(957)	(1,237)	79,332	—	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	1,442	104,321	—	(2,932)	694	(25,369)	76,714	299	—

Total		188,701	—	(5,786)	(263)	(26,606)	156,046	299	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	303	6/2022	USD	31,305,960	872,917

					872,917

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,166,788	$—	$—	$4,166,788
Consumer Discretionary	32,645,971	1,502,509	—	34,148,480
Consumer Staples	5,573,582	2,811,242	—	8,384,824
Energy	22,906,500	1,053,971	—	23,960,471
Financials	54,054,892	—	—	54,054,892
Health Care	28,303,817	—	—	28,303,817
Industrials	55,861,711	—	—	55,861,711
Information Technology	38,771,924	2,755,984	—	41,527,908
Materials	18,347,820	1,668,951	—	20,016,771
Real Estate	15,942,124	—	—	15,942,124
Utilities	8,479,477	—	—	8,479,477
Futures	872,917	—	—	872,917
Rights
Health Care	—	—	1,488	1,488
Information Technology	—	24	—	24
Short-Term Investments
Investment Companies	22,944,355	—	—	22,944,355
Repurchase Agreements	—	6,883,617	—	6,883,617

Total Assets	$308,871,878	$16,676,298	$1,488	$325,549,664

Total Liabilities	$—	$—	$—	$—

Total	$308,871,878	$16,676,298	$1,488	$325,549,664

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,730,118
Aggregate gross unrealized depreciation	(22,608,293)

Net unrealized appreciation	$75,121,825

Federal income tax cost of investments in securities and derivative instruments, if applicable	$250,427,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.1%)
AMMC CLO 15 Ltd.,
Series 2014-15A BR3
1.891%, 1/15/32(l)§		$250,000	$246,118
Anchorage Capital CLO 3- R Ltd.,
Series 2014-3RA B
1.778%, 1/28/31(l)§		500,000	496,855
Antares CLO Ltd.,
Series 2018-1A B
1.904%, 4/20/31(l)§		345,000	341,297
Atrium XV,
Series 15A A1
1.429%, 1/23/31(l)§		300,000	299,185
Series 15A B
2.009%, 1/23/31(l)§		300,000	298,639
BlueMountain Fuji Eur CLO V DAC,
Series 5A B
1.550%, 1/15/33(l)§	EUR	250,000	271,412
Burnham Park CLO Ltd.,
Series 2016-1A BR
1.754%, 10/20/29(l)§		$250,000	248,722
Buttermilk Park CLO Ltd.,
Series 2018-1A C
2.341%, 10/15/31(l)§		334,000	327,973
Carlyle GMS Finance MM CLO LLC,
Series 2015-1A A2R
2.441%, 10/15/31(l)§		287,000	285,677
Cedar Funding IX CLO Ltd.,
Series 2018-9A B
1.654%, 4/20/31(l)§		250,000	245,812
CIFC Funding Ltd.,
Series 2012-2RA B
1.804%, 1/20/28(l)§		250,000	249,248
Series 2014-1A BR2
1.641%, 1/18/31(l)§		250,000	246,151
Citibank Credit Card Issuance Trust,
Series 2017-A7 A7
0.680%, 8/8/24(l)		353,000	353,331
Dryden 42 Senior Loan Fund,
Series 2016-42A CR
2.291%, 7/15/30(l)§		500,000	499,198
Dryden 75 CLO Ltd.,
Series 2019-75A AR2
1.281%, 4/15/34(l)§		550,000	543,001
Harbor Park CLO Ltd.,
Series 2018-1A B1
1.954%, 1/20/31(l)§		250,000	248,244
Home Partners of America Trust,
Series 2021-2 B
2.302%, 12/17/26§		357,562	332,534
Series 2021-3 B
2.649%, 1/17/41§		138,824	129,679
Madison Park Euro Funding VIII DAC,
Series 8A BRN
1.700%, 4/15/32(l)§	EUR	250,000	271,525
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
1.348%, 4/19/31(l)§		$147,777	147,182
OCP CLO Ltd.,
Series 2014-5A BR
2.067%, 4/26/31(l)§		250,000	242,826
Octagon 53 Ltd.,
Series 2021-1A C
2.091%, 4/15/34(l)§		150,000	146,562
Octagon Investment Partners 28 Ltd.,
Series 2016-1A BR
2.059%, 10/24/30(l)§		250,000	247,448
THL Credit Wind River CLO Ltd.,
Series 2017-4A B
1.930%, 11/20/30(l)§		350,000	346,714
United Airlines Pass- Through Trust,
Series 2020-1 B
4.875%, 1/15/26		43,200	41,990
Voya CLO Ltd.,
Series 2013-2A A2AR
1.658%, 4/25/31(l)§		300,000	294,151

Total Asset-Backed Securities			7,401,474

Collateralized Mortgage Obligations (7.2%)
BRAVO Residential Funding Trust,
Series 2019-1 A1C
3.500%, 3/25/58§		54,266	54,404
Series 2019-2 A3
3.500%, 10/25/44(l)§		125,566	124,106
CIM Trust,
Series 2019-INV1 A1
4.000%, 2/25/49(l)§		29,497	29,613
Series 2019-INV2 A3
4.000%, 5/25/49(l)§		68,445	68,546
FHLMC STACR Debt Notes,
Series 2013-DN2 M2
4.707%, 11/25/23(l)		195,388	197,687
Series 2014-DN2 M3
4.057%, 4/25/24(l)		149,713	150,509
Series 2014-DN4 M3
5.007%, 10/25/24(l)		46,541	47,376
Series 2015-DNA3 M3
5.157%, 4/25/28(l)		218,359	227,652
Series 2016-DNA1 M3
6.007%, 7/25/28(l)		168,968	179,965
Series 2016-DNA2 M3
5.107%, 10/25/28(l)		185,052	192,062
FHLMC STACR REMIC Trust,
Series 2020-DNA2 M2
2.307%, 2/25/50(l)§		301,694	300,944
Series 2020-HQA3 M2
4.057%, 7/25/50(l)§		31,757	31,794
FNMA,
Series 2013-C01 M2
5.707%, 10/25/23(l)		168,449	173,652
Series 2014-C01 M2
4.857%, 1/25/24(l)		221,987	229,602
Series 2014-C02 1M2
3.057%, 5/25/24(l)		133,421	133,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-C02 2M2
3.057%, 5/25/24(l)	$185,471	$ 185,253
Series 2014-C03 1M2
3.457%, 7/25/24(l)	210,319	211,372
Series 2014-C03 2M2
3.357%, 7/25/24(l)	97,234	97,234
Series 2015-C01 1M2
4.757%, 2/25/25(l)	35,852	36,120
Series 2015-C02 1M2
4.457%, 5/25/25(l)	139,042	139,042
Series 2015-C03 1M2
5.457%, 7/25/25(l)	196,329	199,592
Series 2015-C03 2M2
5.457%, 7/25/25(l)	1,635	1,635
Series 2016-C01 1M2
7.207%, 8/25/28(l)	47,515	50,831
Series 2016-C02 1M2
6.457%, 9/25/28(l)	388,433	409,460
Series 2016-C03 1M2
5.757%, 10/25/28(l)	241,806	251,709
Series 2016-C05 2M2
4.907%, 1/25/29(l)	246,844	256,303
Series 2016-C06 1M2
4.707%, 4/25/29(l)	126,089	131,611
Series 2016-C07 2M2
4.807%, 5/25/29(l)	296,314	308,737
Series 2017-C01 1M2
4.007%, 7/25/29(l)	265,658	270,429
Series 2017-C03 1M2
3.457%, 10/25/29(l)	488,052	498,316
Series 2017-C04 2M2
3.307%, 11/25/29(l)	32,065	32,609
Series 2017-C05 1M2
2.657%, 1/25/30(l)	347,622	349,334
JP Morgan Mortgage Trust,
Series 2021-13 A4
2.500%, 4/25/52(l)§	427,301	410,471
Series 2021-15 A4
2.500%, 6/25/52(l)§	132,121	126,842
Series 2021-6 A4
2.500%, 10/25/51(l)§	337,179	323,705
Mill City Mortgage Loan Trust,
Series 2018-4 A1B
3.498%, 4/25/66(l)§	199,473	199,439
OBX Trust,
Series 2021-J3 A4
2.500%, 10/25/51(l)§	89,315	85,739
Provident Funding Mortgage Trust,
Series 2019-1 A2
3.000%, 12/25/49(l)§	45,744	45,075
Series 2021-J1 A3
2.500%, 10/25/51(l)§	264,998	254,387
PSMC Trust,
Series 2021-3 A3
2.500%, 8/25/51(l)§	522,278	499,462

Total Collateralized Mortgage Obligations		7,516,207

Commercial Mortgage-Backed Securities (0.5%)
BX Commercial Mortgage Trust,
Series `2021-VOLT A
1.097%, 9/15/36(l)§	100,000	97,406
Series 2021-VOLT B
1.347%, 9/15/36(l)§	110,000	106,219
Series 2022-LP2 A
1.318%, 2/15/39(l)§	300,000	293,999
Commercial Mortgage Trust,
Series 2006-GG7 AJ
5.610%, 7/10/38(l)	48,197	40,245

Total Commercial Mortgage-Backed Securities		537,869

Corporate Bonds (52.2%)
Communication Services (5.1%)
Diversified Telecommunication Services (1.5%)
Altice France Holding SA
6.000%, 2/15/28§	400,000	345,000
AT&T, Inc.
3.650%, 9/15/59	150,000	130,779
CCO Holdings LLC
4.500%, 8/15/30§	100,000	93,625
4.500%, 5/1/32	300,000	273,780
Iliad Holding SASU
7.000%, 10/15/28§	300,000	299,931
Virgin Media Secured Finance plc
4.500%, 8/15/30§	400,000	372,000

		1,515,115

Entertainment (0.5%)
Live Nation Entertainment, Inc.
3.750%, 1/15/28§	100,000	93,800
Magallanes, Inc.
4.054%, 3/15/29§	100,000	100,632
Netflix, Inc.
5.875%, 11/15/28	300,000	330,315

		524,747

Interactive Media & Services (0.4%)
Tencent Holdings Ltd.
2.390%, 6/3/30§	400,000	353,825
ZipRecruiter, Inc.
5.000%, 1/15/30§	100,000	97,375

		451,200

Media (1.9%)
Charter Communications Operating LLC
2.800%, 4/1/31(x)	500,000	450,408
Clear Channel Outdoor Holdings, Inc.
5.125%, 8/15/27§	100,000	98,725
7.750%, 4/15/28§	100,000	100,500
7.500%, 6/1/29§	100,000	99,812
Diamond Sports Group LLC
5.375%, 8/15/26§	300,000	116,250
Directv Financing LLC
5.875%, 8/15/27§	100,000	98,300
DISH DBS Corp.
5.750%, 12/1/28§	300,000	285,000
Sinclair Television Group, Inc.
5.500%, 3/1/30§	100,000	86,500
4.125%, 12/1/30(x)§	200,000	177,700
Sirius XM Radio, Inc.
4.000%, 7/15/28§	200,000	189,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Univision Communications, Inc.
5.125%, 2/15/25§	$300,000	$ 299,250

		2,001,945

Wireless Telecommunication Services (0.8%)
America Movil SAB de CV
5.375%, 4/4/32§	200,000	200,000
T-Mobile USA, Inc.
3.875%, 4/15/30	400,000	401,828
3.300%, 2/15/51	200,000	168,660

		770,488

Total Communication Services		5,263,495

Consumer Discretionary (8.2%)
Auto Components (1.3%)
Allison Transmission, Inc.
5.875%, 6/1/29§	200,000	202,788
3.750%, 1/30/31§	100,000	90,861
Dana, Inc.
5.625%, 6/15/28(x)	200,000	202,100
Dornoch Debt Merger Sub, Inc.
6.625%, 10/15/29§	300,000	261,750
Goodyear Tire & Rubber Co. (The)
4.875%, 3/15/27	300,000	291,375
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29(x)§	300,000	275,400

		1,324,274

Automobiles (0.2%)
Jaguar Land Rover Automotive plc
5.500%, 7/15/29§	300,000	264,000

Diversified Consumer Services (0.2%)
Grand Canyon University
5.125%, 10/1/28	200,000	195,440

Hotels, Restaurants & Leisure (3.8%)
Boyd Gaming Corp.
4.750%, 6/15/31§	100,000	96,375
Carnival Corp.
5.750%, 3/1/27§	500,000	476,335
Everi Holdings, Inc.
5.000%, 7/15/29§	200,000	189,024
Fertitta Entertainment LLC
4.625%, 1/15/29§	200,000	188,500
Las Vegas Sands Corp.
3.900%, 8/8/29	250,000	228,165
Melco Resorts Finance Ltd.
5.750%, 7/21/28§	200,000	174,000
MGM Resorts International
4.750%, 10/15/28	300,000	289,500
Motion Bondco DAC
6.625%, 11/15/27§	200,000	193,000
NCL Corp. Ltd.
5.875%, 3/15/26§	500,000	475,000
Papa John’s International, Inc.
3.875%, 9/15/29§	100,000	91,500
Penn National Gaming, Inc.
4.125%, 7/1/29§	100,000	89,250
Premier Entertainment Sub LLC
5.625%, 9/1/29§	100,000	85,320
5.875%, 9/1/31§	100,000	85,500
Royal Caribbean Cruises Ltd.
5.500%, 8/31/26§	200,000	192,000
3.700%, 3/15/28(x)	250,000	222,437
Station Casinos LLC
4.500%, 2/15/28§	200,000	189,500
Studio City Finance Ltd.
5.000%, 1/15/29§	400,000	306,325
Wynn Macau Ltd.
5.625%, 8/26/28§	400,000	337,920

		3,909,651

Household Durables (0.7%)
M/I Homes, Inc.
3.950%, 2/15/30	200,000	175,540
Mohawk Industries, Inc.
3.625%, 5/15/30	400,000	393,411
Williams Scotsman International, Inc.
4.625%, 8/15/28§	200,000	194,750

		763,701

Internet & Direct Marketing Retail (0.6%)
Alibaba Group Holding Ltd.
4.000%, 12/6/37	200,000	186,114
JD.com, Inc.
3.375%, 1/14/30(x)	300,000	283,260
Match Group Holdings II LLC
3.625%, 10/1/31§	200,000	179,750

		649,124

Multiline Retail (0.6%)
K2016470219 South Africa Ltd.
3.000%, 12/31/22 PIK§	241,946	121
Macy’s Retail Holdings LLC
5.875%, 3/15/30§	100,000	98,716
6.125%, 3/15/32(x)§	200,000	197,500
Nordstrom, Inc.
4.250%, 8/1/31(x)	400,000	364,000

		660,337

Specialty Retail (0.7%)
AutoNation, Inc.
4.750%, 6/1/30	50,000	52,097
Lithia Motors, Inc.
3.875%, 6/1/29§	200,000	189,000
4.375%, 1/15/31§	100,000	96,750
Michaels Cos., Inc. (The)
7.875%, 5/1/29§	100,000	84,875
Park River Holdings, Inc.
6.750%, 8/1/29§	300,000	248,250
Party City Holdings, Inc.
(ICE LIBOR USD 6 Month + 5.00%, 5.75% Floor), 5.750%, 7/15/25(k)§	25,029	22,526

		693,498

Textiles, Apparel & Luxury Goods (0.1%)
Kontoor Brands, Inc.
4.125%, 11/15/29§	100,000	91,250

Total Consumer Discretionary		8,551,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (2.7%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30	$200,000	$202,920
Primo Water Holdings, Inc.
4.375%, 4/30/29§	300,000	270,780

		473,700

Food & Staples Retailing (0.2%)
Cencosud SA
4.375%, 7/17/27§	200,000	203,250

Food Products (1.1%)
Bimbo Bakeries USA, Inc.
4.000%, 5/17/51§	200,000	186,875
Chobani LLC
4.625%, 11/15/28§	200,000	184,500
JBS Finance Luxembourg Sarl
2.500%, 1/15/27§	200,000	185,250
3.625%, 1/15/32§	200,000	182,398
Kraft Heinz Foods Co.
3.875%, 5/15/27	100,000	101,254
Lamb Weston Holdings, Inc.
4.125%, 1/31/30§	300,000	279,525

		1,119,802

Household Products (0.4%)
Central Garden & Pet Co.
4.125%, 4/30/31§	200,000	180,500
Kimberly-Clark de Mexico SAB de CV
2.431%, 7/1/31§	200,000	180,100
Spectrum Brands, Inc.
3.875%, 3/15/31(x)§	100,000	87,780

		448,380

Personal Products (0.4%)
Oriflame Investment Holding plc
5.125%, 5/4/26(x)§	200,000	161,000
Prestige Brands, Inc.
3.750%, 4/1/31§	300,000	267,054

		428,054

Tobacco (0.1%)
Altria Group, Inc.
3.400%, 5/6/30	150,000	143,799

Total Consumer Staples		2,816,985

Energy (5.8%)
Energy Equipment & Services (0.7%)
Nabors Industries Ltd.
7.250%, 1/15/26(x)§	200,000	199,500
Nabors Industries, Inc.
7.375%, 5/15/27§	100,000	103,875
Weatherford International Ltd.
11.000%, 12/1/24§	12,000	12,390
8.625%, 4/30/30§	400,000	405,000

		720,765

Oil, Gas & Consumable Fuels (5.1%)
Antero Resources Corp.
8.375%, 7/15/26§	64,000	70,733
7.625%, 2/1/29§	84,000	90,703
Cheniere Energy, Inc.
4.625%, 10/15/28	100,000	100,295
Crestwood Midstream Partners LP
6.000%, 2/1/29§	400,000	398,000
CrownRock LP
5.000%, 5/1/29§	100,000	100,125
DT Midstream, Inc.
4.375%, 6/15/31§	200,000	191,500
Ecopetrol SA
4.125%, 1/16/25	100,000	98,503
4.625%, 11/2/31	100,000	90,630
Energy Transfer LP
3.750%, 5/15/30	200,000	196,653
EnLink Midstream LLC
5.625%, 1/15/28§	100,000	101,750
5.375%, 6/1/29	300,000	300,750
Hilcorp Energy I LP
6.000%, 2/1/31§	200,000	200,500
Lundin Energy Finance BV
3.100%, 7/15/31§	300,000	277,545
Martin Midstream Partners LP
10.000%, 2/29/24§	72,740	73,558
11.500%, 2/28/25§	330,330	335,285
MPLX LP
2.650%, 8/15/30	500,000	457,910
Occidental Petroleum Corp.
8.875%, 7/15/30	200,000	255,750
6.125%, 1/1/31	100,000	112,375
6.450%, 9/15/36	100,000	117,655
6.200%, 3/15/40	100,000	110,250
Petroleos Mexicanos
6.625%, 6/15/35	200,000	179,400
Rattler Midstream LP
5.625%, 7/15/25§	400,000	404,000
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	400,000	418,428
Sanchez Energy Corp.
6.125%, 1/15/23(h)	57,000	570
Sunoco LP
6.000%, 4/15/27	100,000	101,750
4.500%, 5/15/29	400,000	376,380
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§	100,000	96,913
4.125%, 8/15/31§	100,000	97,947

		5,355,858

Total Energy		6,076,623

Financials (4.1%)
Banks (1.5%)
Banco Santander SA
2.749%, 12/3/30	200,000	175,320
Bank of America Corp.
(SOFR + 1.93%), 2.676%, 6/19/41(k)	200,000	168,276
China Construction Bank Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.250%, 2/27/29(k)(m)	200,000	202,344
HSBC Holdings plc
(SOFR + 2.39%), 2.848%, 6/4/31(k)	300,000	277,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase & Co.
(SOFR + 2.04%), 2.522%, 4/22/31(k)	$300,000	$277,120
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.889%, 6/9/32(k)§	200,000	178,954
SVB Financial Group
3.125%, 6/5/30	100,000	96,023
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.127%, 6/3/32(k)§	200,000	176,341

		1,551,438

Capital Markets (0.7%)
Israel Electric Corp. Ltd.
4.250%, 8/14/28(m)	300,000	302,494
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	191,000	191,378
MSCI, Inc.
3.250%, 8/15/33§	300,000	269,344

		763,216

Consumer Finance (0.5%)
AerCap Ireland Capital DAC
3.400%, 10/29/33	150,000	133,894
PRA Group, Inc.
5.000%, 10/1/29§	100,000	94,772
PROG Holdings, Inc.
6.000%, 11/15/29§	300,000	277,500

		506,166

Diversified Financial Services (0.9%)
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24(m)	400,000	303,112
Jefferson Capital Holdings LLC
6.000%, 8/15/26§	200,000	190,000
MPH Acquisition Holdings LLC
5.500%, 9/1/28§	100,000	96,000
5.750%, 11/1/28(x)§	400,000	361,120

		950,232

Insurance (0.3%)
Arch Capital Group Ltd.
3.635%, 6/30/50	300,000	274,756

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Apollo Commercial Real Estate Finance, Inc. (REIT)
4.625%, 6/15/29§	300,000	272,250

Total Financials		4,318,058

Health Care (3.7%)
Biotechnology (0.3%)
AbbVie, Inc.
3.200%, 11/21/29	300,000	296,459

Health Care Equipment & Supplies (0.3%)
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29§	100,000	92,190
5.250%, 10/1/29§	200,000	186,500

		278,690

Health Care Providers & Services (1.7%)
Anthem, Inc.
3.700%, 9/15/49	50,000	48,545
Centene Corp.
4.250%, 12/15/27(x)	200,000	200,190
3.375%, 2/15/30	200,000	188,250
2.625%, 8/1/31	100,000	88,750
Community Health Systems, Inc.
5.625%, 3/15/27§	200,000	203,500
6.875%, 4/15/29§	100,000	98,250
CVS Health Corp.
1.750%, 8/21/30	200,000	175,293
DaVita, Inc.
4.625%, 6/1/30§	400,000	374,640
HCA, Inc.
3.500%, 9/1/30	200,000	191,800
ModivCare Escrow Issuer, Inc.
5.000%, 10/1/29§	100,000	92,750
Orlando Health Obligated Group
3.777%, 10/1/28	75,000	75,906
Quest Diagnostics, Inc.
2.800%, 6/30/31	50,000	46,642

		1,784,516

Pharmaceuticals (1.4%)
Bausch Health Americas, Inc.
8.500%, 1/31/27(x)§	100,000	99,455
Bausch Health Cos., Inc.
6.125%, 2/1/27§	100,000	100,375
4.875%, 6/1/28§	200,000	191,500
Bayer US Finance II LLC
4.375%, 12/15/28§	211,000	217,092
Jazz Securities DAC
4.375%, 1/15/29§	300,000	290,337
Organon & Co.
5.125%, 4/30/31§	200,000	193,170
Royalty Pharma plc
3.300%, 9/2/40	100,000	84,329
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 5/9/29	300,000	285,000

		1,461,258

Total Health Care		3,820,923

Industrials (6.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
5.150%, 5/1/30	170,000	181,082
TransDigm, Inc.
6.250%, 3/15/26§	300,000	308,085

		489,167

Air Freight & Logistics (0.1%)
FedEx Corp.
4.050%, 2/15/48(x)	150,000	147,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Airlines (1.4%)
American Airlines, Inc.
5.750%, 4/20/29§	$300,000	$298,500
Azul Investments LLP
7.250%, 6/15/26§	200,000	167,250
Delta Air Lines, Inc.
4.500%, 10/20/25§	300,000	301,284
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§	300,000	300,171
International Consolidated Airlines Group SA
3.750%, 3/25/29(m)	300,000	298,114
United Airlines, Inc.
4.375%, 4/15/26§	100,000	98,070

		1,463,389

Building Products (0.8%)
Carrier Global Corp.
2.722%, 2/15/30	400,000	376,264
Eco Material Technologies, Inc.
7.875%, 1/31/27§	100,000	99,559
Owens Corning
4.300%, 7/15/47(x)	100,000	97,836
Standard Industries, Inc.
4.750%, 1/15/28§	100,000	96,000
4.375%, 7/15/30§	100,000	91,830
3.375%, 1/15/31§	100,000	87,780

		849,269

Commercial Services & Supplies (0.8%)
APCOA Parking Holdings GmbH
4.625%, 1/15/27§	100,000	103,897
APX Group, Inc.
5.750%, 7/15/29(x)§	200,000	183,000
Prime Security Services Borrower LLC
3.375%, 8/31/27§	350,000	319,812
Stericycle, Inc.
3.875%, 1/15/29§	300,000	281,190

		887,899

Construction & Engineering (0.3%)
Arcosa, Inc.
4.375%, 4/15/29§	100,000	94,875
Great Lakes Dredge & Dock Corp.
5.250%, 6/1/29§	100,000	95,500
Rutas 2 and 7 Finance Ltd.
(Zero Coupon), 9/30/36§	200,000	144,645

		335,020

Electrical Equipment (0.5%)
Sensata Technologies BV
4.000%, 4/15/29§	300,000	285,669
Vertiv Group Corp.
4.125%, 11/15/28§	300,000	273,015

		558,684

Machinery (0.4%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	400,000	374,000

Marine (0.4%)
ICTSI Treasury BV
4.625%, 1/16/23(m)	400,000	403,460

Road & Rail (0.5%)
DAE Funding LLC
1.550%, 8/1/24§	200,000	188,250
First Student Bidco, Inc.
4.000%, 7/31/29§	200,000	186,000
NESCO Holdings II, Inc.
5.500%, 4/15/29§	100,000	98,125

		472,375

Trading Companies & Distributors (0.6%)
H&E Equipment Services, Inc.
3.875%, 12/15/28§	300,000	280,470
Herc Holdings, Inc.
5.500%, 7/15/27§	200,000	202,800
WESCO Distribution, Inc.
7.250%, 6/15/28§	100,000	105,830

		589,100

Total Industrials		6,570,155

Information Technology (2.4%)
Communications Equipment (0.3%)
CommScope Technologies LLC
5.000%, 3/15/27§	326,000	283,115

Electronic Equipment, Instruments & Components (0.4%)
CDW LLC
3.250%, 2/15/29	200,000	183,000
Flex Ltd.
4.875%, 5/12/30	200,000	207,287

		390,287

IT Services (1.1%)
Cablevision Lightpath LLC
3.875%, 9/15/27§	300,000	280,500
Gartner, Inc.
4.500%, 7/1/28(x)§	200,000	200,040
3.625%, 6/15/29§	100,000	94,405
Northwest Fiber LLC
6.000%, 2/15/28(x)§	300,000	261,000
Presidio Holdings, Inc.
4.875%, 2/1/27§	300,000	294,375

		1,130,320

Software (0.5%)
Condor Merger Sub, Inc.
7.375%, 2/15/30§	300,000	287,250
Rocket Software, Inc.
6.500%, 2/15/29(x)§	300,000	271,875

		559,125

Technology Hardware, Storage & Peripherals (0.1%)
Teledyne FLIR LLC
2.500%, 8/1/30	100,000	90,841

Total Information Technology		2,453,688

Materials (7.4%)
Chemicals (4.4%)
Alpek SAB de CV
4.250%, 9/18/29§	200,000	196,725
Anagram International, Inc.
10.000%, 8/15/26 PIK§	14,954	15,328
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	100,000	92,994
7.500%, 9/30/29(x)§	100,000	88,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Axalta Coating Systems LLC
3.375%, 2/15/29§	$350,000	$306,250
Braskem Idesa SAPI
6.990%, 2/20/32§	200,000	195,500
Braskem Netherlands Finance BV
4.500%, 1/31/30§	500,000	484,188
CF Industries, Inc.
5.150%, 3/15/34	200,000	221,846
CNAC HK Finbridge Co. Ltd.
4.875%, 3/14/25(m)	200,000	205,384
Consolidated Energy Finance SA
5.625%, 10/15/28§	200,000	185,000
CVR Partners LP
6.125%, 6/15/28§	100,000	100,000
Diamond BC BV
4.625%, 10/1/29§	100,000	89,250
Element Solutions, Inc.
3.875%, 9/1/28§	300,000	279,000
Gates Global LLC
6.250%, 1/15/26§	300,000	300,750
INEOS Quattro Finance 1 plc
3.750%, 7/15/26§	200,000	207,793
Kobe US Midco 2, Inc.
9.250%, 11/1/26 PIK§	100,000	97,500
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	200,000	186,296
Methanex Corp.
5.125%, 10/15/27	200,000	200,500
PMHC II, Inc.
9.000%, 2/15/30§	200,000	176,000
SABIC Capital II BV
4.500%, 10/10/28§	200,000	213,100
Sasol Financing USA LLC
6.500%, 9/27/28	250,000	253,750
SCIH Salt Holdings, Inc.
4.875%, 5/1/28§	100,000	95,000
Syngenta Finance NV
4.892%, 4/24/25§	200,000	203,250
Westlake Corp.
3.375%, 6/15/30	100,000	98,144
Yara International ASA
3.148%, 6/4/30§	100,000	93,456

		4,585,783

Construction Materials (0.2%)
Cemex SAB de CV
3.875%, 7/11/31§	200,000	182,750

Containers & Packaging (1.2%)
Mauser Packaging Solutions Holding Co.
7.250%, 4/15/25§	472,000	466,596
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23§	89,000	90,745
Pactiv Evergreen Group Issuer LLC
4.375%, 10/15/28§	200,000	184,074
Pactiv Evergreen Group Issuer, Inc.
4.000%, 10/15/27§	100,000	93,065
Sealed Air Corp.
5.125%, 12/1/24§	191,000	197,795
5.500%, 9/15/25§	76,000	79,633
WRKCo., Inc.
3.000%, 6/15/33	120,000	111,692

		1,223,600

Metals & Mining (1.2%)
Constellium SE
3.750%, 4/15/29(x)§	300,000	268,125
CSN Inova Ventures
6.750%, 1/28/28§	200,000	206,912
FMG Resources August 2006 Pty. Ltd.
4.375%, 4/1/31§	100,000	94,215
Indonesia Asahan Aluminium Persero PT
5.450%, 5/15/30§	400,000	418,075
Novelis Corp.
3.875%, 8/15/31§	100,000	91,293
SunCoke Energy, Inc.
4.875%, 6/30/29§	200,000	188,150

		1,266,770

Paper & Forest Products (0.4%)
Glatfelter Corp.
4.750%, 11/15/29§	100,000	85,375
Suzano Austria GmbH
3.750%, 1/15/31	200,000	187,300
3.125%, 1/15/32	200,000	177,210

		449,885

Total Materials		7,708,788

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
American Finance Trust, Inc. (REIT)
4.500%, 9/30/28(x)§	200,000	180,500
Global Net Lease, Inc. (REIT)
3.750%, 12/15/27§	200,000	184,502
MGM Growth Properties Operating Partnership LP (REIT)
3.875%, 2/15/29§	100,000	99,000
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	53,000	54,243
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	200,000	199,500
Simon Property Group LP (REIT)
4.250%, 11/30/46	100,000	104,272
VICI Properties LP (REIT)
3.750%, 2/15/27§	500,000	486,875
XHR LP (REIT)
4.875%, 6/1/29§	100,000	97,220

		1,406,112

Real Estate Management & Development (0.9%)
China Overseas Finance Cayman VI Ltd.
5.950%, 5/8/24(m)	200,000	208,850
Country Garden Holdings Co. Ltd.
7.250%, 4/8/26(m)(x)	200,000	151,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Five Point Operating Co. LP
7.875%, 11/15/25§		$100,000	$102,250
Forestar Group, Inc.
3.850%, 5/15/26§		200,000	186,500
Howard Hughes Corp. (The)
5.375%, 8/1/28§		300,000	300,444

			949,044

Total Real Estate			2,355,156

Utilities (4.2%)
Electric Utilities (2.7%)
Comision Federal de Electricidad
3.348%, 2/9/31§		300,000	262,275
Electricite de France SA
(USD Swap Semi 10 Year + 3.71%), 5.250%, 1/29/23(k)(y)§		575,000	574,281
Exelon Corp.
4.050%, 4/15/30		400,000	413,194
Leeward Renewable Energy Operations LLC
4.250%, 7/1/29§		300,000	279,375
Southern Co. (The)
4.400%, 7/1/46		300,000	305,632
State Grid Overseas Investment BVI Ltd.
3.500%, 5/4/27§		449,000	451,631
Vistra Operations Co. LLC
4.375%, 5/1/29§		300,000	283,500
4.300%, 7/15/29§		200,000	194,718

			2,764,606

Independent Power and Renewable Electricity Producers (1.5%)
Atlantica Sustainable Infrastructure plc
4.125%, 6/15/28§		200,000	193,000
Calpine Corp.
5.125%, 3/15/28§		100,000	95,125
5.000%, 2/1/31(x)§		300,000	272,625
Clearway Energy Operating LLC
3.750%, 2/15/31§		200,000	186,704
Colbun SA
3.950%, 10/11/27§		200,000	201,850
3.150%, 3/6/30§		200,000	184,850
InterGen NV
7.000%, 6/30/23§		200,000	195,500
Talen Energy Supply LLC
7.250%, 5/15/27(x)§		300,000	279,750

			1,609,404

Total Utilities			4,374,010

Total Corporate Bonds			54,309,156

Foreign Government Securities (5.5%)
Arab Republic of Egypt
7.625%, 5/29/32§		200,000	181,000
Argentine Republic
1.000%, 7/9/29		20,596	6,982
0.500%, 7/9/30(e)		171,252	57,369
1.125%, 7/9/35(e)		313,747	95,693
Dominican Republic Government Bond
8.900%, 2/15/23§	DOP	15,100,000	278,588
6.850%, 1/27/45§		$200,000	198,038
Export-Import Bank of India
3.875%, 2/1/28§		545,000	539,482
Federative Republic of Brazil
3.875%, 6/12/30(x)		300,000	276,150
Gabonese Republic
6.625%, 2/6/31§		200,000	189,038
Republic of Colombia
3.875%, 4/25/27		200,000	192,037
9.850%, 6/28/27	COP	1,255,000,000	341,176
4.500%, 3/15/29		$200,000	192,225
3.125%, 4/15/31		200,000	169,475
5.000%, 6/15/45		500,000	420,875
Republic of Indonesia
4.350%, 1/8/27§		700,000	743,006
Republic of Iraq
5.800%, 1/15/28§		337,500	329,442
Republic of Peru
6.550%, 3/14/37		200,000	253,037
Republic of South Africa
5.875%, 6/22/30(x)		200,000	209,475
Republic of Turkey
4.875%, 10/9/26		400,000	360,700
5.950%, 1/15/31		300,000	258,338
Romania Government Bond
6.125%, 1/22/44§		150,000	173,250
United Mexican States
3.750%, 1/11/28		200,000	203,700

Total Foreign Government Securities			5,669,076

Loan Participations (10.2%)
Communication Services (1.5%)
Communication Services (0.3%)
Altice France SA, Incremental Term Loan B13
(ICE LIBOR USD 3 Month + 4.00%), 4.506%, 8/14/26(k)		79,768	78,122
CCI Buyer, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.750%, 12/17/27(k)		72,555	71,558
Clear Channel Outdoor Holdings, Inc. Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 3.799%, 8/21/26(k)		158,179	155,351
Gray Television, Inc., Term Loan D
(ICE LIBOR USD 1 Month + 3.00%), 3.455%, 12/1/28(k)		39,900	39,667

			344,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Telecommunication Services (0.4%)
Aventiv Technologies LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 5.506%, 11/1/24(k)	$458,738	$433,507
Dermatology Intermediate Holdings III, Inc., Term Loan B
(CME Term SOFR 1 Month + 4.25%), 4.750%, 3/23/29(k)	9,868	9,776

		443,283

Entertainment (0.2%)
IMG Worldwide Holdings LLC, 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 2.75%), 3.210%, 5/18/25(k)	146,088	143,410

Internet & Direct Marketing Retail (0.0%)
Knot Worldwide, Inc., 1st Lien Term Loan
(CME Term SOFR 1 Month + 4.50%), 4.913%, 12/19/25(k)	9,516	9,468

Media (0.6%)
Banijay Entertainment S.A.S. Facility, Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.991%, 3/1/25(k)	101,134	99,744
Cengage Learning, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.75%), 5.750%, 7/14/26(k)	196,010	194,326
Diamond Sports Group LLC, 1st Lien Term Loan
(CME Term SOFR 1 Month + 8.00%), 9.000%, 5/25/26(k)	17,955	18,196
Diamond Sports Group LLC, Term Loan
(ICE LIBOR USD 3 Month + 2.25%), 5.750%, 8/24/26(k)	83,414	28,344
McGraw-Hill Education, Inc., Initial Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.554%, 7/28/28(k)	67,009	66,269
Nexstar Media, Inc., Term Loan B3
(ICE LIBOR USD 1 Month + 2.25%), 2.707%, 1/17/24(k)	100,701	100,197
Radiate Holdco LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.000%, 9/25/26(k)	44,008	43,583
Univision Communications, Inc.,
1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.250%, 3/15/26(k) $	77,771	77,285

		627,944

Total Communication Services		1,568,803

Consumer Discretionary (1.9%)
Auto Components (0.0%)
Truck Hero, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.000%, 1/31/28(k)	12,956	12,535

Automobiles (0.2%)
American Trailer World Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 3/3/28(k)	106,774	102,592
DexKo Global, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 10/4/28(k)	1,394	1,362
(ICE LIBOR USD 3 Month + 3.75%), 4.717%, 10/4/28(k)	7,318	7,150
First Brands Group LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 6.000%, 3/30/27(k)	52,436	51,964

		163,068

Consumer Discretionary (0.7%)
Adient US LLC, Term Loan B1
(ICE LIBOR USD 1 Month + 3.25%), 3.707%, 4/10/28(k)	119,100	117,115
Bally’s Corp., Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 3.250%, 10/2/28(k)	72,404	71,895
Caesars Resort Collection LLC, Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 3.207%, 12/23/24(k)	97,454	96,860
Caesars Resort Collection LLC, Term Loan B1
(ICE LIBOR USD 1 Month + 3.50%), 3.957%, 7/21/25(k)	5,144	5,109
Clarios Global LP, 1st Lien Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.250%, 4/30/26(k)	42,366	41,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
KUEHG Corp., Term Loan B3
(ICE LIBOR USD 3 Month + 3.75%), 3.750%, 2/21/25(k)	$187,564	$184,634
Varsity Brands Holding Co., Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.500%, 12/16/24(k)	208,605	199,392

		716,802

Diversified Consumer Services (0.0%)
Osmosis Buyer Ltd., Initial Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.250%, 7/31/28(k)	34,632	34,271
Osmosis Buyer Ltd., Term Loan
(ICE LIBOR USD 3 Month + 0.00%), 0.000%, 7/31/28(k)	5,266	5,204

		39,475

Hotels, Restaurants & Leisure (0.2%)
24 Hour Fitness Worldwide, Inc., Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.983%, 12/29/25 PIK(k)	196,520	98,178
Fertitta Entertainment LLC, Initial Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.500%, 1/27/29(k)	11,679	11,598
Flynn Restaurant Group LP, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.750%, 11/22/28(k)	18,425	18,149
IRB Holding Corp., Replacement Term Loan B
(CME Term SOFR 3 Month + 3.00%), 3.750%, 12/15/27(k)	13,111	12,939
Medical Solutions Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.000%, 11/1/28(k)	11,826	11,707
Raptor Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.934%, 11/1/26(k)	25,015	24,828
Scientific Games Corp., Term Loan
(CME Term SOFR 3 Month + 3.50%), 4.460%, 2/4/29(k)	41,007	40,572
Whatabrands LLC, Initial Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.750%, 8/3/28(k)	15,918	15,707

		233,678

Household Durables (0.1%)
Astro One Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.50%), 5.500%, 9/15/28(k)	98,086	95,327

Internet & Direct Marketing Retail (0.1%)
Evergreen Acqco 1 LP, Initial Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 6.250%, 4/26/28(k)	58,969	58,416

Leisure Products (0.3%)
Hilton Grand Vacations Borrower LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.500%, 8/2/28(k)	72,635	72,135
Thor Industries, Inc., Term Loan B1
(ICE LIBOR USD 1 Month + 3.00%), 3.000%, 2/1/26(k)	184,591	183,437

		255,572

Specialty Retail (0.3%)
Great Outdoors Group LLC, Term Loan B2
(ICE LIBOR USD 1 Month + 3.75%), 3.750%, 3/6/28(k)	77,700	77,311
Highline Aftermarket Acquisition LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 5.250%, 11/9/27(k)	63,580	60,242
Michaels Companies, Inc. (The), Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 5.256%, 4/15/28(k)	99,424	92,672
PetSmart LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 2/11/28(k)	14,106	14,028
Restoration Hardware, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 3.000%, 10/20/28(k)	26,966	26,444
Staples, Inc., Refinancing New Term Loan B1
(ICE LIBOR USD 3 Month + 5.00%), 5.317%, 4/16/26(k)	53,458	50,404

		321,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.0%)
Champ Acquisition Corp., 1st Lien Term Loan
(ICE LIBOR USD 6 Month + 5.50%), 6.506%, 12/19/25(k)	$27,070	$26,683
Tory Burch LLC, Initial Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.500%, 4/16/28(k)	19,589	19,026

		45,709

Total Consumer Discretionary		1,941,683

Consumer Staples (0.4%)
Beverages (0.2%)
City Brewing Co. LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.250%, 4/5/28(k)	98,026	89,204
Triton Water Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.506%, 3/31/28(k)	123,209	120,051

		209,255

Consumer Staples (0.2%)
Conair Holdings LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.756%, 5/17/28(k)	9,950	9,776
Coty, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.560%, 4/7/25(k)	149,417	145,607

		155,383

Food Products (0.0%)
Primary Products Finance LLC, Term Loan B
(CME Term SOFR 3 Month + 4.00%), 4.651%, 4/1/29(k)	12,497	12,377

Total Consumer Staples		377,015

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Lucid Energy Group II Borrower LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.000%, 11/24/28(k)	18,428	18,255

Total Energy		18,255

Financials (1.1%)
Banks (0.0%)
Hunter Holdco 3 Ltd., 1st Lien Initial Dollar Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.256%, 8/19/28(k)	37,849	37,635

Capital Markets (0.2%)
PECF USS Intermediate Holding III Corp., Initial Term
(ICE LIBOR USD 3 Month + 4.25%), 4.758%, 12/15/28(k)	109,496	108,265
Russell Investments U.S. Institutional Holdco, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 3.500%, 5/30/25(k)	123,981	122,276

		230,541

Diversified Financial Services (0.3%)
Astra Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 5.25%), 5.750%, 10/25/28(k)	32,080	31,238
Edelman Financial Engines Center LLC, (The), 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 4/7/28(k)	79,400	78,408
Jane Street Group LLC, Dollar Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 3.207%, 1/26/28(k)	28,439	28,013
Mercury Borrower, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.563%, 8/2/28(k)	36,729	36,431
Motion Acquisition Ltd., Term Loan B1
(ICE LIBOR USD 3 Month + 3.25%), 3.250%, 11/12/26(k)	86,868	85,221
Motion Acquisition Ltd., Term Loan B2
(ICE LIBOR USD 3 Month + 3.25%), 4.256%, 11/12/26(k)	12,383	12,148
Verscend Holding Corp., Term Loan B1
(ICE LIBOR USD 1 Month + 4.00%), 4.457%, 8/27/25(k)	39,347	39,151
Vertex Aerospace Services Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.750%, 12/6/28(k)	16,769	16,695

		327,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (0.2%)
Alliant Holdings Intermediate LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.707%, 5/9/25(k)	$114,347	$112,946
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 5.707%, 1/31/28(k)	1,418	1,388
Asurion LLC, New Term Loan B9
(ICE LIBOR USD 1 Month + 3.25%), 3.707%, 7/31/27(k)	33,515	32,781
Citadel Securities LP, Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 2.927%, 2/2/28(k)	59,400	58,997
CNT Holdings I Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.250%, 11/8/27(k)	5,338	5,302

		211,414

Insurance (0.3%)
Acrisure LLC, 1st Lien Additional Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.250%, 2/15/27(k)	24,010	23,815
(ICE LIBOR USD 1 Month + 4.25%), 4.750%, 2/15/27(k)	23,672	23,538
Alliant Holdings Intermediate LLC, New Term Loan B4
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 11/5/27(k)	23,502	23,322
AssuredPartners, Inc., Refinancing Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.500%, 2/12/27(k)	97,996	96,679
AssuredPartners, Inc., Term Loan
(CME Term SOFR 1 Month + 3.50%), 4.000%, 2/12/27(k)	30,280	29,908
Asurion LLC, 2nd Lien Term Loan B4
(ICE LIBOR USD 1 Month + 5.25%), 5.707%, 1/20/29(k)	99,339	97,054
Asurion LLC, New Term Loan B8
(ICE LIBOR USD 1 Month + 3.25%), 3.707%, 12/23/26(k)	4,359	4,259
CCRR Parent, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 3.750%, 3/6/28(k)	7,247	7,256

		305,831

Thrifts & Mortgage Finance (0.1%)
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.750%, 8/21/25(k)	68,748	67,717

Total Financials		1,180,443

Health Care (1.0%)
Health Care (0.1%)
Gainwell Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 5.006%, 10/1/27(k)	56,797	56,371
Global Medical Response, Inc., New Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.250%, 3/14/25(k)	15,228	15,114
Icon plc, Term Loan
(ICE LIBOR USD 3 Month + 2.25%), 2.250%, 7/3/28(k)	3,459	3,438
(ICE LIBOR USD 3 Month + 2.25%), 3.313%, 7/3/28(k)	13,884	13,797

		88,720

Health Care Providers & Services (0.6%)
ADMI Corp., Incremental Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 12/23/27(k)	15,524	15,302
Aveanna Healthcare LLC, 1st Lien Extended Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 7/17/28(k)	19,863	19,310
eResearchTechnology, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.500%, 2/4/27(k)	68,033	67,629
Heartland Dental LLC, Incremental Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.000%, 4/30/25(k)	11,319	11,220
Medline Borrower LP, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.750%, 10/23/28(k)	19,215	19,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Owens & Minor, Inc. , Term Loan B1
(CME Term SOFR 1 Month + 3.75%), 4.250%, 3/29/29(k)	$12,192	$12,131
Pathway Vet Alliance LLC, 1st Lien Replacement Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.750%, 3/31/27(k)	98,832	97,658
Phoenix Guarantor, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 3.25%), 3.250%, 3/5/26(k)	48,875	48,212
Phoenix Guarantor, Inc., 1st Lien Term Loan B3
(ICE LIBOR USD 1 Month + 3.50%), 3.500%, 3/5/26(k)	88,877	87,780
Phoenix Newco, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 11/15/28(k)	9,419	9,337
Pluto Acquisition I, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.000%, 6/22/26(k)	17,963	17,693
Radiology Partners, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 4.250%, 7/9/25(k)	130,557	128,646
U.S. Anesthesia Partners, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.750%, 10/1/28(k)	14,847	14,720
U.S. Renal Care, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 5.000%, 6/26/26(k)	121,476	111,151

		659,790

Health Care Technology (0.1%)
athenahealth Group, Inc., Initial Term Loan
(CME Term SOFR 1 Month + 3.50%), 4.000%, 2/15/29(k)	61,299	60,571

Metals & Mining (0.0%)
U.S. Radiology Specialists, Inc. (U.S. Outpatient Imaging Services, Inc.), Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 5.250%, 12/15/27(k)	19,896	19,804

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc., Term Loan B
(SOFR + 5.25%), 0.000%, 1/27/27(k)	40,000	39,579
Jazz Pharmaceuticals, Inc., Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 5/5/28(k)	95,201	94,791
Organon & Co., Dollar Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 3.563%, 6/2/28(k)	58,208	57,790
PetVet Care Centers LLC, 1st Lien Replacement Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 2/14/25(k)	8,138	8,077

		200,237

Total Health Care		1,029,122

Industrials (1.7%)
Aerospace & Defense (0.2%)
Cobham Ultra US Co., Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 0.000%, 11/17/28(k)	9,775	9,653
Dynasty Acquisition Co., Inc., Term Loan B1
(ICE LIBOR USD 3 Month + 3.50%), 3.500%, 4/6/26(k)	136,893	134,326
Dynasty Acquisition Co., Inc., Term Loan B2
(ICE LIBOR USD 3 Month + 3.50%), 3.500%, 4/6/26(k)	73,599	72,219

		216,198

Airlines (0.5%)
Air Canada, Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.250%, 8/11/28(k)	319,225	315,075
Allegiant Travel Co., Replacement Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 3.000%, 2/5/24(k)	138,172	136,186
SkyMiles IP Ltd., Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.750%, 10/20/27(k)	27,591	28,453

		479,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.2%)
Amentum Government Services Holdings LLC, 1st Lien Term Loan
(CME Term SOFR 3 Month + 4.00%), 4.500%, 2/15/29(k)	$48,775	$48,267
APX Group, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 7/10/28(k)	12,210	12,039
CHG Healthcare Services, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 5.000%, 9/29/28(k)	8,531	8,448
Pitney Bowes, Inc., Refinancing Tranche Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.460%, 3/17/28(k)	104,165	102,342
Prime Security Services Borrower LLC, 1st Lien Refinancing Term Loan B1
(ICE LIBOR USD 3 Month + 2.75%), 2.750%, 9/23/26(k)	55,427	54,942
Revint Intermediate II LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.750%, 10/15/27(k)	8,595	8,547

		234,585

Construction & Engineering (0.1%)
Lummus Technology Holdings V LLC, Refinancing Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.957%, 6/30/27(k)	44,153	42,534
USIC Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 5/12/28(k)	25,437	25,172

		67,706

Electrical Equipment (0.1%)
TK Elevator Midco GmbH, Term Loan B1
(ICE LIBOR USD 6 Month + 3.50%), 3.500%, 7/30/27(k)	93,547	92,565
VC GB Holdings I Corp, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.506%, 7/21/28(k)	8,049	7,767

		100,332

Industrial Conglomerates (0.1%)
Tiger Acquisition LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 3.758%, 6/1/28(k)	90,794	86,890

Industrials (0.2%)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.500%, 4/20/28(k)	24,868	25,153
Allied Universal Holdco LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.750%, 5/12/28(k)	39,029	38,419
First Student Bidco, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 3.983%, 7/21/28(k)	10,019	9,927
First Student Bidco, Inc., Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 3.983%, 7/21/28(k)	3,708	3,673
Kestrel Bidco, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.000%, 12/11/26(k)	160,789	154,190

		231,362

Machinery (0.0%)
ASP Blade Holdings, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.500%, 10/13/28(k)	28,618	28,198
Madison IAQ LLC, Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.524%, 6/21/28(k)	17,778	17,494

		45,692

Road & Rail (0.2%)
Avis Budget Car Rental LLC, New Tranche Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.750%, 8/6/27(k)	152,535	147,959
Kenan Advantage Group, Inc., (The U.S.), Term Loan B1
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 3/24/26(k)	89,126	87,656

		235,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Transportation Infrastructure (0.1%)
United AirLines, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 4/21/28(k)	$109,248	$107,785

Total Industrials		1,805,879

Information Technology (1.9%)
Communications Equipment (0.3%)
Global Tel*Link Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.707%, 11/29/25(k)	362,777	343,958

Information Technology (0.4%)
Arches Buyer, Inc.,
Refinancing Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.250%, 12/6/27(k)	19,216	18,871
Barracuda Networks, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.733%, 2/12/25(k)	33,269	33,086
Commscope, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.707%, 4/6/26(k)	97,744	95,148
DCert Buyer, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.457%, 10/16/26(k)	39,397	39,080
Epicor Software Corp., Term Loan C
(ICE LIBOR USD 1 Month + 3.25%), 4.000%, 7/30/27(k)	19,949	19,770
Genesys Cloud Services Holdings I LLC, Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.750%, 12/1/27(k)	19,163	19,119
GoTo Group, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.75%), 5.218%, 8/31/27(k)	132,823	130,277
Hyland Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.500%, 7/1/24(k)	24,670	24,516

		379,867

IT Services (0.1%)
MH Sub I LLC, 1st Lien New Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.750%, 9/13/24(k)	29,734	29,405
Peraton Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 2/1/28(k)	48,090	47,592

		76,997

Software (1.1%)
AI Convoy (Luxembourg) Sarl, Term Loan
(ICE LIBOR USD 6 Month + 3.50%), 3.500%, 1/18/27(k)	39,402	38,836
Aptean Acquiror, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.250%, 4/23/26(k)	99,534	97,875
Atlas Purchaser, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 6.000%, 5/8/28(k)	102,912	99,536
Cloudera, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.250%, 10/8/28(k)	17,697	17,498
Cloudera, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 6.00%), 6.500%, 10/8/29(k)	7,541	7,409
Cornerstone OnDemand, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.250%, 10/16/28(k)	32,732	32,323
ECi Macola/MAX Holding LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.756%, 11/9/27(k)	28,599	28,229
FINThrive Software Intermediate Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.500%, 12/18/28(k)	16,398	16,163
Idera, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 3.75%), 3.750%, 3/2/28(k)	51,492	50,494
IGT Holding IV AB, Term Loan B2
(ICE LIBOR USD 3 Month + 3.50%), 4.506%, 3/31/28(k)	43,516	43,081
Ivanti Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.250%, 12/1/27(k)	79,850	78,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LaserShip, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 5.250%, 5/7/28(k)	$16,917	$16,811
Magenta Buyer LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.750%, 7/27/28(k)	67,962	67,261
McAfee Corp., Tranche Term Loan B1
(CME Term SOFR 1 Month + 4.00%), 4.500%, 3/1/29(k)	20,779	20,566
Mitchell International, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 10/15/28(k)	99,000	97,119
MPH Acquisition Holdings LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.758%, 9/1/28(k)	25,546	24,779
Polaris Newco LLC, 1st Lien Dollar Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.500%, 6/2/28(k)	58,935	58,448
Quest Software U.S. Holdings, Inc., 1st Lien Term Loan
(US Prime Rate + 4.25%), 4.750%, 2/1/29(k)	66,232	65,132
Red Planet Borrower LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.756%, 10/2/28(k)	17,992	17,733
Rocket Software, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.250%, 11/28/25(k)	136,654	134,604
Sovos Compliance LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.000%, 8/11/28(k)	7,830	7,808
UKG, Inc., 1st Lien Incremental Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.212%, 5/4/26(k)	20,752	20,563
Vision Solutions, Inc. (Precisely Software, Inc.), 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.000%, 4/24/28(k)	87,370	86,114
Waystar Technologies, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.457%, 10/22/26(k)	49,125	48,941

		1,175,904

Total Information Technology		1,976,726

Materials (0.7%)
Chemicals (0.3%)
ASP Unifrax Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 3.750%, 12/12/25(k)	50,000	48,250
CPC Acquisition Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.756%, 12/29/27(k)	41,598	40,558
Hexion Holdings Corp., 1st Lien Initial Term Loan
(CME Term SOFR 1 Month + 4.50%), 5.000%, 3/15/29(k)	43,745	42,706
INEOS Styrolution Group GmbH, Tranche Dollar Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 3.250%, 1/29/26(k)	78,533	76,930
LSF11 A5 Holdco LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 10/15/28(k)	3,946	3,882
PMHC II, Inc., Term Loan B
(CME Term SOFR 3 Month + 4.25%), 5.287%, 2/2/29(k)	27,219	25,885
SCIH Salt Holdings, Inc., 1st Lien Incremental Term Loan B1
(ICE LIBOR USD 3 Month + 4.00%), 4.750%, 3/16/27(k)	76,163	74,754
Sparta U.S. Holdco LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 8/2/28(k)	19,012	18,869

		331,834

Construction Materials (0.0%)
QUIKRETE Holdings, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 3.00%), 3.468%, 6/11/28(k)	20,000	19,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (0.2%)
Charter Next Generation, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.750%, 12/1/27(k)	$7,089	$7,032
Kleopatra Finco Sarl, Term Loan B
(ICE LIBOR USD 6 Month + 4.75%), 5.554%, 2/12/26(k)	176,572	158,915
Pre-Paid Legal Services, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.250%, 12/15/28(k)	20,635	20,356

		186,303

Materials (0.1%)
Cyanco Intermediate 2 Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.500%, 3/16/25(k)	48,256	47,210
Mauser Packaging Solutions Holding Co., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.705%, 4/3/24(k)	79,791	78,569

		125,779

Metals & Mining (0.1%)
U.S. Silica Co., Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.000%, 5/1/25(k)	99,158	97,228

Total Materials		760,744

Utilities (0.0%)
Electric Utilities (0.0%)
Astoria Energy LLC, Advance Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.500%, 12/10/27(k)	3,706	3,655

Total Utilities		3,655

Total Loan Participations		10,662,325

Mortgage-Backed Securities (1.1%)
FNMA UMBS
2.500%, 6/1/27	17,353	17,288
4.500%, 5/1/48	250,790	264,012
3.500%, 6/1/48	51,216	51,613
3.000%, 9/1/48	138,071	137,064
3.000%, 11/1/48	331,882	329,254
3.000%, 9/1/51	216,641	212,607
GNMA
3.500%, 9/20/47	154,725	157,548

Total Mortgage-Backed Securities		1,169,386

Municipal Bonds (0.8%)
Metropolitan Transportation Authority, Revenue Refunding Bonds, Series 2020E
4.000%, 11/15/45	150,000	153,218
New Jersey Transportation Trust Fund Authority Transportation System Bonds, Series 2019B
4.131%, 6/15/42	105,000	103,863
New York State Urban Development Corporation State Sales Tax Revenue Bonds, Series 2019B
3.142%, 7/1/43	95,000	89,800
San Bernardino Community College District Election of 2018 General Obligation Bonds, Series A-1
3.271%, 8/1/39	65,000	62,384
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	195,000	207,364
State of Ohio Taxable Hospital Refunding Revenue Bonds, Series 2019G
3.276%, 1/1/42	60,000	55,058
Texas State University System Revenue Financing System Refunding Bonds, Taxable Series 2019B
3.289%, 3/15/40	55,000	52,837
University of Pittsburgh -of The Commonwealth System of Higher Education Taxable University Refunding Bonds, Series 2017C
3.005%, 9/15/41	160,000	145,810

Total Municipal Bonds		870,334

Supranational (0.6%)
African Export-Import Bank (The)
3.994%, 9/21/29§	400,000	377,000
Banque Ouest Africaine de Developpement
5.000%, 7/27/27§	200,000	199,432

Total Supranational		576,432

U.S. Treasury Obligations (10.3%)
U.S. Treasury Bonds
3.000%, 11/15/44	567,000	601,891
3.000%, 2/15/47	500,000	539,160
3.000%, 2/15/48	500,000	545,250
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/26 TIPS .	1,005,746	1,072,676
U.S. Treasury Notes
1.750%, 1/31/23	1,200,000	1,202,003
2.250%, 1/31/24	2,100,000	2,098,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 2/15/24	$2,300,000	$2,318,945
1.125%, 2/28/27	2,500,000	2,348,664

Total U.S. Treasury Obligations		10,727,434

Total Long-Term Debt Securities (95.5%) (Cost $104,555,983)		99,439,693

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
24 Hour Fitness United States, Inc., Series A 0.00%	9,850	14,775

Total Preferred Stock (0.0%) (Cost $13,308)		14,775

COMMON STOCKS:
Communication Services (0.0%)
Media (0.0%)
Clear Channel Outdoor Holdings, Inc.*	4,912	16,996
iHeartMedia, Inc., Class A*	1,980	37,481
iHeartMedia, Inc., Class B*	33	533

		55,010

Total Communication Services		55,010

Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
24 Hour Fitness Worldwide, Inc.*	4,164	3,123

Total Consumer Discretionary		3,123

Energy (0.3%)
Energy Equipment & Services (0.1%)
Weatherford International plc*	3,258	108,491

Oil, Gas & Consumable Fuels (0.2%)
Amplify Energy Corp.(x)*	97	534
Birch Permian Holdings, Inc.*	9,349	177,631
Riviera Resources, Inc.(r)*	1,571	—

		178,165

Total Energy		286,656

Total Common Stocks(0.3%) (Cost $283,011)		344,789

EXCHANGE TRADED FUND (ETF):
Fixed Income (0.6%)
SPDR Blackstone Senior Loan ETF(x) (Cost $569,232)	12,400	557,504

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Battalion Oil Corp.,expiring 10/8/22*	802	—

		—

Total Energy		—

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp.,expiring 7/25/23*	140	658

Total Materials		658

Total Warrants (0.0%) (Cost $1,015)		658

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	500,000	500,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.9%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22,due 4/1/22, repurchase price $2,948,364,collateralized by various U.S. Government Treasury Securities,ranging from 0.125%- 2.500%, maturing 7/31/23-2/15/50; total market value $3,007,357. (xx)	$2,948,340	2,948,340
TD Prime Services LLC, 0.40%, dated 3/31/22,due 4/1/22, repurchase price $100,001,collateralized by various Common Stocks; total market value $115,819. (xx)	100,000	100,000

Total Repurchase Agreements		3,048,340

U.S. Treasury Obligation (0.9%)
U.S. Treasury Bills 0.29%, 5/19/22(p)	1,000,000	999,611

Total Short-Term Investments (4.3%) (Cost $4,547,982)		4,547,951

Total Investments in Securities (100.7%) (Cost $109,970,531)		104,905,370
Other Assets Less Liabilities (-0.7%)		(767,378)

Net Assets (100%)		$104,137,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $50,809,621 or 48.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $2,074,758 or 2.0% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $4,029,616. This was collateralized by $551,708 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 4/15/22 – 2/15/50 and by cash of $3,548,340 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2022.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Glossary:

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

COP — Colombian Peso

DOP — Dominican Peso

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

KRW — Korean (South) Won

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Argentina	0.2%
Australia	0.1
Belgium	0.2
Brazil	1.5
Canada	1.0
Cayman Islands	5.5
Chile	0.6
China	2.0
Colombia	1.4
Dominican Republic	0.5
Egypt	0.2
France	1.1
Gabon	0.2
Germany	0.3
Hong Kong	0.2
India	0.5
Indonesia	1.1
Iraq	0.3
Ireland	0.6
Israel	0.6
Italy	0.2
Luxembourg	0.3
Macau	0.6
Mexico	1.7
Netherlands	0.5
Paraguay	0.1
Peru	0.2
Philippines	0.4
Romania	0.2
Saudi Arabia	0.2
South Africa	0.4
Spain	0.4
Supranational	0.5
Switzerland	0.5
Tunisia	0.3
Turkey	0.6
United Arab Emirates	0.2
United Kingdom	1.5
United States	73.8
Cash and Other	(0.7)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Ultra Bond	9	6/2022	USD	1,594,125	(47,198)

					(47,198)

Short Contracts
U.S. Treasury 5 Year Note	(38)	6/2022	USD	(4,358,125)	106,026
U.S. Treasury 10 Year Note	(30)	6/2022	USD	(3,686,250)	98,396
U.S. Treasury 10 Year Ultra
Note	(2)	6/2022	USD	(270,938)	7,781

					212,203

					165,005

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,491,185	EUR	1,300,000	JPMorgan Chase Bank	4/19/2022	52,439
USD	267,779	EUR	235,000	JPMorgan Chase Bank	5/25/2022	7,332

Total unrealized appreciation						59,771

EUR	180,000	USD	204,393	JPMorgan Chase Bank	4/19/2022	(5,182)
KRW	240,000,000	USD	200,854	JPMorgan Chase Bank**	4/27/2022	(2,932)
USD	341,867	COP	1,400,000,000	JPMorgan Chase Bank**	6/3/2022	(26,093)
USD	340,443	EUR	311,440	JPMorgan Chase Bank	7/18/2022	(5,673)

Total unrealized depreciation						(39,880)

Net unrealized appreciation						19,891

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield Index Series 38-V1	5.00	Quarterly	6/20/2027	3.73	USD 2,500,000	(116,442)	(26,016)	(142,458)

						(116,442)	(26,016)	(142,458)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Emerging Markets Index Series 37-V1	1.00	Quarterly	6/20/2027	2.27	USD 1,050,000	(63,455)	2,084	(61,371)

						(63,455)	2,084	(61,371)

Total Centrally Cleared Credit default swap contracts outstanding						(179,897)	(23,932)	(203,829)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$7,401,474	$—		$7,401,474
Centrally Cleared Credit Default Swaps	—	2,084	—		2,084
Collateralized Mortgage Obligations	—	7,516,207	—		7,516,207
Commercial Mortgage-Backed Securities	—	537,869	—		537,869
Common Stocks
Communication Services	55,010	—	—		55,010
Consumer Discretionary	—	3,123	—		3,123
Energy	109,025	177,631	—	(a)	286,656
Corporate Bonds
Communication Services	—	5,263,495	—		5,263,495
Consumer Discretionary	—	8,551,275	—		8,551,275
Consumer Staples	—	2,816,985	—		2,816,985
Energy	—	6,076,623	—		6,076,623
Financials	—	4,318,058	—		4,318,058
Health Care	—	3,820,923	—		3,820,923
Industrials	—	6,570,155	—		6,570,155
Information Technology	—	2,453,688	—		2,453,688
Materials	—	7,708,788	—		7,708,788
Real Estate	—	2,355,156	—		2,355,156
Utilities	—	4,374,010	—		4,374,010
Exchange Traded Fund	557,504	—	—		557,504
Foreign Government Securities	—	5,669,076	—		5,669,076
Forward Currency Contracts	—	59,771	—		59,771
Futures	212,203	—	—		212,203
Loan Participations
Communication Services	—	1,568,803	—		1,568,803
Consumer Discretionary	—	1,941,683	—		1,941,683
Consumer Staples	—	377,015	—		377,015
Energy	—	18,255	—		18,255
Financials	—	1,180,443	—		1,180,443
Health Care	—	1,029,122	—		1,029,122
Industrials	—	1,805,879	—		1,805,879
Information Technology	—	1,976,726	—		1,976,726
Materials	—	760,744	—		760,744
Utilities	—	3,655	—		3,655
Mortgage-Backed Securities	—	1,169,386	—		1,169,386
Municipal Bonds	—	870,334	—		870,334
Preferred Stock
Consumer Discretionary	—	14,775	—		14,775
Short-Term Investments
Investment Company	500,000	—	—		500,000
Repurchase Agreements	—	3,048,340	—		3,048,340
U.S. Treasury Obligation	—	999,611	—		999,611
Supranational	—	576,432	—		576,432
U.S. Treasury Obligations	—	10,727,434	—		10,727,434
Warrants
Energy	—	— (a)	—		— (a)
Materials	—	658	—		658

Total Assets	$1,433,742	$103,745,686	$—		$105,179,428

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(26,016)	$—		$(26,016)
Forward Currency Contracts	—	(39,880)	—		(39,880)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$(47,198)	$—	$—	$(47,198)

Total Liabilities	$(47,198)	$(65,896)	$—	$(113,094)

Total	$1,386,544	$103,679,790	$—	$105,066,334

(a)	Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$892,291
Aggregate gross unrealized depreciation	(5,905,812)

Net unrealized depreciation	$(5,013,521)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$109,899,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.2%)
Ampol Ltd.	7,417	$168,548
APA Group	36,724	291,224
Aristocrat Leisure Ltd.	18,719	507,497
ASX Ltd.	6,014	365,049
Aurizon Holdings Ltd.	57,725	158,507
Australia & New Zealand Banking Group Ltd.	85,952	1,761,357
BHP Group Ltd. (ASE Stock Exchange)	89,574	3,488,902
BHP Group Ltd. (London Stock Exchange)	64,737	2,482,022
BlueScope Steel Ltd.	15,680	242,297
Brambles Ltd.	42,819	315,751
Cochlear Ltd.	2,046	340,861
Coles Group Ltd.	41,656	555,222
Commonwealth Bank of Australia	52,027	4,085,299
Computershare Ltd.	16,873	308,692
Crown Resorts Ltd.*	11,592	110,178
CSL Ltd.	14,605	2,900,508
Dexus (REIT)	33,804	275,104
Domino’s Pizza Enterprises Ltd.	1,885	122,817
Endeavour Group Ltd.	39,384	214,272
Evolution Mining Ltd.	52,460	170,459
Fortescue Metals Group Ltd.	51,327	787,655
Glencore plc*	303,330	1,971,272
Goodman Group (REIT)	50,183	852,346
GPT Group (The) (REIT)	53,223	204,726
IDP Education Ltd.	6,377	148,726
Insurance Australia Group Ltd.	76,726	249,859
Lendlease Corp. Ltd.	21,425	178,066
Macquarie Group Ltd.	10,433	1,569,422
Medibank Pvt Ltd.	85,718	196,278
Mineral Resources Ltd.	5,182	202,568
Mirvac Group (REIT)	122,073	225,983
National Australia Bank Ltd.	99,772	2,396,718
Newcrest Mining Ltd.	26,290	521,899
Northern Star Resources Ltd.	34,680	274,855
Orica Ltd.	12,051	142,715
Origin Energy Ltd.	54,818	253,666
Qantas Airways Ltd.*	30,356	116,628
QBE Insurance Group Ltd.	42,674	363,697
Ramsay Health Care Ltd.	5,699	276,006
REA Group Ltd.	1,645	164,475
Reece Ltd.	9,048	127,644
Rio Tinto Ltd.	11,268	998,158
Rio Tinto plc	34,098	2,704,856
Santos Ltd.	96,905	557,223
Scentre Group (REIT)	161,551	365,859
SEEK Ltd.	10,439	229,701
Sonic Healthcare Ltd.	14,129	372,046
South32 Ltd.	137,109	510,568
Stockland (REIT)	74,298	234,533
Suncorp Group Ltd.	39,743	328,631
Tabcorp Holdings Ltd.	69,009	273,656
Telstra Corp. Ltd.	120,632	355,756
Transurban Group	91,992	926,785
Treasury Wine Estates Ltd.	22,455	192,344
Vicinity Centres (REIT)	119,708	165,517
Washington H Soul Pattinson & Co. Ltd.	6,496	137,946
Wesfarmers Ltd.	34,753	1,305,828
Westpac Banking Corp.	112,446	2,024,921
WiseTech Global Ltd.	4,551	171,451
Woodside Petroleum Ltd.	28,408	677,795
Woolworths Group Ltd.	36,953	1,026,374

		43,649,718

Austria (0.3%)
Erste Group Bank AG	10,005	362,865
Mondi plc (Johannesburg Stock Exchange)	220,634	4,384,446
Mondi plc (London Stock Exchange)	15,113	292,984
OMV AG	4,584	218,583
Raiffeisen Bank International AG	4,607	65,124
Verbund AG	2,119	223,115
voestalpine AG	3,612	107,296

		5,654,413

Belgium (0.2%)
Ageas SA/NV	5,450	274,274
Anheuser-Busch InBev SA/NV	26,482	1,588,372
Elia Group SA/NV	962	146,833
Etablissements Franz Colruyt NV	1,770	73,396
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,486	155,172
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	1,805	187,187
KBC Group NV	7,452	535,945
Proximus SADP	4,734	88,110
Sofina SA	479	173,708
Solvay SA	2,109	207,641
UCB SA	3,931	470,590
Umicore SA	6,135	265,014

		4,166,242

Brazil (0.7%)
Itau Unibanco Holding SA (Preference)(q)*	795,333	4,585,520
Lojas Renner SA	687,727	3,989,670
MercadoLibre, Inc.*	2,944	3,501,829
StoneCo Ltd., Class A*	45,938	537,475
Yara International ASA	4,900	244,350

		12,858,844

Chile (0.1%)
Antofagasta plc	121,169	2,645,876

China (3.0%)
Airtac International Group	112,109	3,614,827
BOC Hong Kong Holdings Ltd.	115,000	432,725
Budweiser Brewing Co. APAC Ltd.(m)	53,600	142,251
BYD Co. Ltd., Class H	88,000	2,499,815
China Construction Bank Corp., Class H	7,346,420	5,518,603
China Mengniu Dairy Co. Ltd.*	668,000	3,587,017
China Merchants Bank Co. Ltd., Class H	577,500	4,514,530
China Resources Beer Holdings Co. Ltd.	416,000	2,538,623
China Tourism Group Duty Free Corp. Ltd., Class A	20,900	536,586
Chow Tai Fook Jewellery Group Ltd.*	62,200	112,656
ESR Cayman Ltd.(m)*	59,000	182,652
Futu Holdings Ltd. (ADR)(x)*	1,558	50,728
Hua Hong Semiconductor Ltd.(m)*	129,000	544,196
JD.com, Inc., Class A*	10,704	313,497
JD.com, Inc. (ADR)*	157,186	9,096,354
Jiangsu Hengrui Medicine Co. Ltd., Class A	187,704	1,086,611
Kweichow Moutai Co. Ltd., Class A	9,447	2,548,467
Li Ning Co. Ltd.	205,500	1,761,336
Meituan, Class B(m)*	60,600	1,194,161
NXP Semiconductors NV	3,684	681,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Prosus NV*	28,233	$1,494,580
Proya Cosmetics Co. Ltd., Class A	29,200	865,274
Shenzhou International Group Holdings Ltd.	222,500	2,967,685
Silergy Corp.	22,000	2,591,316
SITC International Holdings Co. Ltd.	40,000	141,200
Sungrow Power Supply Co. Ltd., Class A	70,198	1,174,072
Tencent Holdings Ltd.	167,800	7,916,030
Will Semiconductor Co. Ltd., Class A	17,200	517,848
Wilmar International Ltd.	59,800	207,356

		58,832,831

Czech Republic (0.1%)
Komercni Banka A/S	76,099	2,943,095

Denmark (1.0%)
Ambu A/S, Class B(x)	33,574	493,064
AP Moller - Maersk A/S, Class A	99	292,559
AP Moller - Maersk A/S, Class B	181	545,561
Carlsberg A/S, Class B	3,066	374,341
Chr Hansen Holding A/S	3,283	241,257
Coloplast A/S, Class B	3,709	561,737
Danske Bank A/S	21,608	357,104
Demant A/S*	3,395	153,578
DSV A/S	6,179	1,181,528
Genmab A/S*	1,982	718,002
GN Store Nord A/S	3,630	177,147
Novo Nordisk A/S, Class B	101,838	11,278,220
Novozymes A/S, Class B	6,136	419,958
Orsted A/S(m)*	5,719	720,146
Pandora A/S	3,105	293,764
ROCKWOOL International A/S, Class B	261	86,206
Tryg A/S	10,876	263,686
Vestas Wind Systems A/S	30,953	913,891

		19,071,749

Finland (0.3%)
Elisa OYJ	4,427	266,814
Fortum OYJ	13,823	250,934
Kesko OYJ, Class B	8,577	236,734
Kone OYJ, Class B	10,271	537,948
Neste OYJ	12,770	581,761
Nokia OYJ*	163,382	899,400
Nordea Bank Abp (Aquis Stock Exchange)	1,902	19,611
Nordea Bank Abp (Turquoise Stock Exchange)	95,241	980,766
Orion OYJ, Class B	3,302	149,834
Sampo OYJ, Class A	15,519	757,513
Stora Enso OYJ, Class R	17,050	333,606
UPM-Kymmene OYJ	15,970	521,111
Wartsila OYJ Abp	14,734	134,571

		5,670,603

France (4.3%)
Accor SA*	5,288	169,462
Adevinta ASA*	8,280	75,442
Aeroports de Paris*	894	133,887
Air Liquide SA	14,521	2,540,293
Airbus SE*	94,138	11,378,795
Alstom SA(x)	9,689	225,861
Amundi SA(m)	1,892	129,097
Arkema SA	1,905	227,272
AXA SA	58,804	1,717,307
BioMerieux	1,289	137,390
BNP Paribas SA	34,115	1,942,415
Bollore SE	27,510	143,694
Bouygues SA	7,111	247,895
Bureau Veritas SA	9,149	261,326
Capgemini SE	4,915	1,093,309
Carrefour SA	19,326	419,253
Cie de Saint-Gobain	15,511	923,061
Cie Generale des Etablissements Michelin SCA	5,112	690,595
CNP Assurances	5,779	139,336
Covivio (REIT)	1,619	128,451
Credit Agricole SA	36,425	435,175
Danone SA	19,800	1,090,740
Dassault Aviation SA	780	124,006
Dassault Systemes SE	42,234	2,081,080
Edenred	7,675	379,418
Eiffage SA	2,593	265,776
Electricite de France SA(x)	16,697	157,308
Engie SA	54,924	719,966
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	641,977
EssilorLuxottica SA (Turquoise Stock Exchange)	5,282	964,203
Eurazeo SE	1,297	109,003
Faurecia SE (Euronext Paris)(x)	3,024	78,216
Faurecia SE (Italian Stock Exchange)	628	16,268
Gecina SA (REIT)	1,429	179,803
Getlink SE	13,765	247,898
Hermes International	961	1,363,065
Ipsen SA	1,174	146,654
Kering SA	14,098	8,905,679
Klepierre SA (REIT)*	6,424	170,802
La Francaise des Jeux SAEM(m)	2,972	117,802
Legrand SA	8,090	769,092
L’Oreal SA	7,667	3,068,839
LVMH Moet Hennessy Louis Vuitton SE	29,560	21,048,779
Orange SA	62,208	735,592
Orpea SA	1,609	69,438
Pernod Ricard SA	6,359	1,394,669
Publicis Groupe SA	6,941	421,641
Remy Cointreau SA	691	142,370
Renault SA*	5,983	156,393
Safran SA	10,374	1,219,258
Sanofi	34,539	3,522,435
Sartorius Stedim Biotech	857	351,239
SEB SA	744	103,781
Societe Generale SA	24,437	653,731
Sodexo SA	2,754	223,578
Teleperformance	1,767	673,794
Thales SA	3,334	421,001
TotalEnergies SE	76,577	3,885,421
Ubisoft Entertainment SA*	2,883	126,920
Unibail-Rodamco- Westfield (REIT)(x)*	3,577	267,605
Valeo	7,147	131,311
Veolia Environnement SA	20,088	640,995
Vinci SA	16,417	1,678,435
Vivendi SE	21,384	279,092
Wendel SE	835	84,959
Worldline SA(m)*	7,137	309,412

		83,298,760

Germany (2.5%)
adidas AG	5,775	1,348,557
Allianz SE (Registered)	12,454	2,973,946
Aroundtown SA	31,542	181,184
BASF SE	28,152	1,605,362
Bayer AG (Registered)	29,829	2,040,817
Bayerische Motoren Werke AG	10,045	870,041
Bayerische Motoren Werke AG (Preference)(q)	1,705	132,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bechtle AG	2,550	$143,906
Beiersdorf AG	3,137	329,640
Brenntag SE	4,825	390,145
Carl Zeiss Meditec AG	1,253	203,171
Commerzbank AG*	31,184	238,103
Continental AG*	3,233	233,200
Covestro AG(m)	6,015	303,927
Daimler Truck Holding AG*	12,396	344,374
Deutsche Bank AG (Registered)*	64,431	822,725
Deutsche Boerse AG	5,781	1,038,492
Deutsche Lufthansa AG (Registered)(x)*	18,604	150,823
Deutsche Post AG (Registered)	30,383	1,458,947
Deutsche Telekom AG (Registered)	98,823	1,845,731
E.ON SE	67,758	788,005
Evonik Industries AG	6,527	181,469
Fresenius Medical Care AG & Co. KGaA	6,066	406,801
Fresenius SE & Co. KGaA	12,535	461,240
FUCHS PETROLUB SE (Preference)(q)	2,163	78,578
GEA Group AG	4,775	197,286
Hannover Rueck SE	1,877	319,681
HeidelbergCement AG	4,331	247,695
HelloFresh SE*	4,880	220,512
Henkel AG & Co. KGaA	3,234	214,361
Henkel AG & Co. KGaA (Preference)(q)	5,579	373,637
Infineon Technologies AG	119,162	4,070,982
KION Group AG	2,246	149,362
Knorr-Bremse AG	2,258	173,476
LANXESS AG	2,586	114,365
LEG Immobilien SE	2,081	237,654
Mercedes-Benz Group AG	26,233	1,842,518
Merck KGaA	4,009	839,600
MTU Aero Engines AG	1,664	386,625
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,252	1,138,968
Nemetschek SE	1,797	174,320
Porsche Automobil Holding SE (Preference)(q)	4,528	438,671
Puma SE	3,277	279,708
Rational AG	159	110,326
RWE AG	19,958	870,535
SAP SE	83,263	9,290,763
Sartorius AG (Preference)(q)	816	362,393
Scout24 SE(m)	2,479	142,206
Siemens AG (Registered)	23,282	3,226,006
Siemens Energy AG	11,525	263,331
Siemens Healthineers AG(m)	8,644	536,003
Symrise AG	3,825	459,202
Telefonica Deutschland Holding AG	30,918	84,449
Uniper SE	2,848	73,247
United Internet AG (Registered)	3,019	103,832
Volkswagen AG	1,010	251,648
Volkswagen AG (Preference)(q)	5,633	974,038
Vonovia SE	22,610	1,057,181
Zalando SE(m)*	1,819	92,564
Zalando SE (Bulgaria Stock Exchange)(m)*	5,014	254,517

		48,142,966

Hong Kong (0.6%)
AIA Group Ltd.	369,600	3,869,503
CK Asset Holdings Ltd.	62,264	425,557
CK Infrastructure Holdings Ltd.	17,500	117,100
CLP Holdings Ltd.	48,000	467,754
Hang Lung Properties Ltd.	63,000	126,752
Hang Seng Bank Ltd.	22,400	430,874
Henderson Land Development Co. Ltd.	39,474	163,877
HK Electric Investments & HK Electric Investments Ltd.(m)	73,500	71,750
HKT Trust & HKT Ltd.	118,260	162,299
Hong Kong & China Gas Co. Ltd.	332,856	402,627
Hong Kong Exchanges & Clearing Ltd.	36,028	1,697,891
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	30,100	143,878
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	6,200	30,245
Jardine Matheson Holdings Ltd.	6,700	363,743
Link REIT (REIT)	62,100	529,303
Melco Resorts & Entertainment Ltd. (ADR)*	6,681	51,043
MTR Corp. Ltd.	48,000	259,046
New World Development Co. Ltd..	47,095	191,230
Power Assets Holdings Ltd.	43,000	280,091
Sino Land Co. Ltd.	93,001	120,071
Sun Hung Kai Properties Ltd.	40,500	482,442
Swire Pacific Ltd., Class A	13,500	82,380
Swire Properties Ltd.	36,400	90,249
Techtronic Industries Co. Ltd.	41,500	668,556
WH Group Ltd.(m)	229,466	144,357
Wharf Real Estate Investment Co. Ltd.	52,100	257,460
Xinyi Glass Holdings Ltd.	56,000	134,528

		11,764,606

India (3.1%)
Asian Paints Ltd.	49,988	2,019,436
Bajaj Auto Ltd.	18,208	874,981
DLF Ltd.	1,714,790	8,541,852
Eicher Motors Ltd.	34,926	1,125,664
Gland Pharma Ltd.(m)*	31,669	1,361,622
HDFC Bank Ltd. (ADR)	73,027	4,478,746
Hindalco Industries Ltd.	635,832	4,739,275
Housing Development Finance Corp. Ltd.	157,131	4,920,376
ICICI Bank Ltd.	546,741	5,240,600
ICICI Bank Ltd. (ADR)	206,648	3,913,913
ICICI Prudential Life Insurance Co. Ltd.(m)	253,160	1,662,646
Infosys Ltd.	136,154	3,404,862
Infosys Ltd. (ADR)	59,689	1,485,659
Mahindra & Mahindra Financial Services Ltd.	690,356	1,441,102
Mahindra & Mahindra Ltd.	162,950	1,723,811
MakeMyTrip Ltd.*	42,435	1,138,531
Max Healthcare Institute Ltd.*	226,640	1,037,046
Reliance Industries Ltd.	172,779	5,980,241
Shree Cement Ltd.	3,756	1,186,228
State Bank of India	588,416	3,804,025

		60,080,616

Indonesia (0.3%)
Bank Central Asia Tbk. PT	6,126,800	3,394,489
Bank Mandiri Persero Tbk. PT	3,820,500	2,096,328

		5,490,817

Ireland (0.2%)
AerCap Holdings NV*	4,106	206,450
CRH plc	24,023	961,871
Flutter Entertainment plc*	5,036	577,658
Kerry Group plc, Class A	4,771	533,081
Kingspan Group plc	4,797	466,229

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Smurfit Kappa Group plc	7,628	$338,094

		3,083,383

Israel (0.2%)
Azrieli Group Ltd.	1,321	115,901
Bank Hapoalim BM	35,343	348,462
Bank Leumi Le-Israel BM	42,148	452,461
Check Point Software Technologies Ltd.*	3,285	454,184
Elbit Systems Ltd.	807	176,664
ICL Group Ltd.	21,497	255,571
Israel Discount Bank Ltd., Class A	36,231	225,119
Kornit Digital Ltd.*	1,414	116,924
Mizrahi Tefahot Bank Ltd.	4,152	161,512
Nice Ltd.*	1,953	427,532
Teva Pharmaceutical Industries Ltd. (ADR)*	34,129	320,471
Wix.com Ltd.*	1,647	172,046

		3,226,847

Italy (0.6%)
Amplifon SpA	3,875	173,026
Assicurazioni Generali SpA(x)	34,325	785,410
Atlantia SpA*	15,422	320,711
Brunello Cucinelli SpA*	18,843	1,099,870
Coca-Cola HBC AG*	6,237	130,067
Davide Campari-Milano NV	16,268	189,228
DiaSorin SpA	734	114,931
Enel SpA	250,149	1,670,507
Eni SpA	76,299	1,118,627
Ferrari NV	3,798	830,560
FinecoBank Banca Fineco SpA	22,490	341,573
Infrastrutture Wireless Italiane SpA(m)	10,460	117,304
Intesa Sanpaolo SpA	506,229	1,157,092
Mediobanca Banca di Credito Finanziario SpA	19,331	195,862
Moncler SpA	6,291	350,344
Nexi SpA(m)*	13,678	157,996
Poste Italiane SpA(m)	16,309	185,012
Prysmian SpA	7,929	270,090
Recordati Industria Chimica e Farmaceutica SpA	3,312	166,502
Snam SpA	58,340	336,913
Telecom Italia SpA	277,848	102,023
Terna - Rete Elettrica Nazionale	43,793	376,647
UniCredit SpA	64,480	696,188

		10,886,483

Japan (7.0%)
Advantest Corp.	6,200	486,307
Aeon Co. Ltd.	19,400	413,875
AGC, Inc.	6,000	239,800
Aisin Corp.(x)	4,600	157,171
Ajinomoto Co., Inc.	14,400	408,917
ANA Holdings, Inc.(x)*	4,400	91,860
Asahi Group Holdings Ltd.	14,200	515,511
Asahi Intecc Co. Ltd.	6,400	125,226
Asahi Kasei Corp.	38,800	335,864
Astellas Pharma, Inc.	56,400	884,145
Azbil Corp.(x)	3,800	126,570
Bandai Namco Holdings, Inc.	6,200	469,680
Benefit One, Inc.(x)	2,400	50,249
Bridgestone Corp.	17,200	665,665
Brother Industries Ltd.(x)	6,900	125,651
Canon, Inc.	30,000	730,279
Capcom Co. Ltd.	5,500	133,005
Central Japan Railway Co.(x)	4,500	586,520
Chiba Bank Ltd. (The)(x)	16,500	97,258
Chubu Electric Power Co., Inc.	20,100	208,249
Chugai Pharmaceutical Co. Ltd.	20,200	675,555
Concordia Financial Group Ltd.(x)	33,900	126,465
Cosmos Pharmaceutical Corp.	600	72,880
CyberAgent, Inc.	12,600	156,224
Dai Nippon Printing Co. Ltd.(x)	7,000	164,410
Daifuku Co. Ltd.(x)	3,200	228,599
Dai-ichi Life Holdings, Inc.(x)	30,300	616,423
Daiichi Sankyo Co. Ltd.	53,700	1,178,094
Daikin Industries Ltd.	7,600	1,383,769
Daito Trust Construction Co. Ltd.(x)	2,000	212,199
Daiwa House Industry Co. Ltd.	17,500	457,201
Daiwa House REIT Investment Corp. (REIT)	69	185,673
Daiwa Securities Group, Inc.(x)	45,000	254,801
Denso Corp.(x)	13,100	835,929
Dentsu Group, Inc.	6,686	273,410
Disco Corp.	900	251,047
East Japan Railway Co.	9,037	524,508
Eisai Co. Ltd.	6,900	319,767
ENEOS Holdings, Inc.	94,933	356,808
FANUC Corp.	9,018	1,585,891
Fast Retailing Co. Ltd.	1,700	873,335
Fuji Electric Co. Ltd.	3,900	194,510
FUJIFILM Holdings Corp.	11,100	679,062
Fujitsu Ltd.	6,100	909,402
GLP J-REIT (REIT)	128	194,826
GMO Payment Gateway, Inc.	1,200	122,509
Hakuhodo DY Holdings, Inc.	6,400	80,424
Hamamatsu Photonics KK	4,300	228,853
Hankyu Hanshin Holdings, Inc.	7,100	205,369
Hikari Tsushin, Inc.	600	68,341
Hino Motors Ltd.(x)	8,900	52,073
Hirose Electric Co. Ltd.(x)	949	137,895
Hitachi Construction Machinery Co. Ltd.(x)	3,200	82,922
Hitachi Ltd.	29,340	1,470,183
Hitachi Metals Ltd.*	6,700	112,104
Honda Motor Co. Ltd.(x)	50,000	1,420,811
Hoshizaki Corp.	1,700	116,600
Hoya Corp.	11,300	1,289,462
Hulic Co. Ltd.	8,400	75,421
Ibiden Co. Ltd.	3,300	161,873
Idemitsu Kosan Co. Ltd.	5,839	161,091
Iida Group Holdings Co. Ltd.	4,600	79,625
Inpex Corp.	31,900	378,797
Isuzu Motors Ltd.	17,200	222,211
Ito En Ltd.	1,700	83,412
ITOCHU Corp.(x)	36,100	1,224,586
Itochu Techno-Solutions Corp.	2,900	74,070
Japan Airlines Co. Ltd.*	4,688	87,254
Japan Exchange Group, Inc.	15,800	294,397
Japan Metropolitan Fund Invest (REIT)	218	184,211
Japan Post Bank Co. Ltd.(x)	10,800	86,983
Japan Post Holdings Co. Ltd.	75,000	550,906
Japan Post Insurance Co. Ltd.(x)	5,300	92,712
Japan Real Estate Investment Corp. (REIT)(x)	39	204,360
Japan Tobacco, Inc.	36,000	616,253
JFE Holdings, Inc.(x)	15,300	215,313
JSR Corp.	6,300	185,757
Kajima Corp.	14,000	170,499
Kakaku.com, Inc.	3,700	82,752
Kansai Electric Power Co., Inc. (The)(x)	21,900	206,622
Kansai Paint Co. Ltd.	5,500	88,367
Kao Corp.	14,500	595,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
KDDI Corp.	49,400	$1,622,607
Keio Corp.(x)	3,200	124,929
Keisei Electric Railway Co. Ltd.	3,599	100,165
Keyence Corp.	21,872	10,168,904
Kikkoman Corp.	4,500	298,039
Kintetsu Group Holdings Co. Ltd.(x)	5,300	151,630
Kirin Holdings Co. Ltd.	25,600	382,866
Kobayashi Pharmaceutical Co. Ltd.	1,500	120,253
Kobe Bussan Co. Ltd.	3,900	119,801
Koei Tecmo Holdings Co. Ltd.(x)	1,740	56,901
Koito Manufacturing Co. Ltd.	3,300	133,598
Komatsu Ltd.	26,200	628,687
Konami Holdings Corp.(x)	2,900	183,302
Kose Corp.	1,000	104,589
Kubota Corp.	31,900	598,061
Kurita Water Industries Ltd.	3,100	114,422
Kyocera Corp.	9,900	556,466
Kyowa Kirin Co. Ltd.	8,400	194,883
Lasertec Corp.	2,300	386,683
Lawson, Inc.	1,400	53,507
Lion Corp.	7,000	78,032
Lixil Corp.(x)	8,300	154,455
M3, Inc.	13,700	495,824
Makita Corp.(x)	7,000	224,201
Marubeni Corp.(x)	48,400	564,661
Mazda Motor Corp.	17,660	130,642
McDonald’s Holdings Co. Japan Ltd.	2,110	87,884
Medipal Holdings Corp.(x)	4,900	80,751
Meiji Holdings Co. Ltd.(x)	3,744	203,049
Mercari, Inc.*	3,100	80,390
Minebea Mitsumi, Inc.(x)	11,300	246,158
MISUMI Group, Inc.	8,800	261,832
Mitsubishi Chemical Holdings Corp.	39,900	265,489
Mitsubishi Corp.(x)	38,300	1,443,071
Mitsubishi Electric Corp.	54,800	630,736
Mitsubishi Estate Co. Ltd.	35,100	522,025
Mitsubishi Gas Chemical Co., Inc.(x)	4,300	73,007
Mitsubishi HC Capital, Inc.	20,500	95,414
Mitsubishi Heavy Industries Ltd.(x)	10,000	329,329
Mitsubishi UFJ Financial Group, Inc.	364,500	2,262,515
Mitsui & Co. Ltd.	46,800	1,274,818
Mitsui Chemicals, Inc.(x)	5,700	143,586
Mitsui Fudosan Co. Ltd.	28,500	609,757
Mitsui OSK Lines Ltd.(x)	10,500	291,487
Miura Co. Ltd.(x)	2,700	66,590
Mizuho Financial Group, Inc.(x)	73,153	936,353
MonotaRO Co. Ltd.	7,800	167,151
MS&AD Insurance Group Holdings, Inc.	13,807	448,594
Murata Manufacturing Co. Ltd.	122,809	8,118,372
NEC Corp.	7,600	318,832
Nexon Co. Ltd.	13,900	332,617
NGK Insulators Ltd.(x)	8,000	114,215
Nidec Corp.	103,512	8,200,817
Nihon M&A Center Holdings, Inc.	9,400	130,627
Nintendo Co. Ltd.	3,400	1,715,514
Nippon Building Fund, Inc. (REIT)	46	261,222
Nippon Express Holdings, Inc.	2,300	158,096
Nippon Paint Holdings Co. Ltd.	22,100	193,930
Nippon Prologis REIT, Inc. (REIT)	64	187,189
Nippon Sanso Holdings Corp.	4,700	89,307
Nippon Shinyaku Co. Ltd.	1,500	101,990
Nippon Steel Corp.(x)	26,591	471,396
Nippon Telegraph & Telephone Corp.	36,436	1,058,716
Nippon Yusen KK(x)	5,000	436,963
Nissan Chemical Corp.	3,800	223,027
Nissan Motor Co. Ltd.*	72,200	321,407
Nisshin Seifun Group, Inc.	6,180	86,276
Nissin Foods Holdings Co. Ltd.	2,000	140,445
Nitori Holdings Co. Ltd.	2,500	313,955
Nitto Denko Corp.	4,300	308,169
Nomura Holdings, Inc.	95,500	400,191
Nomura Real Estate Holdings, Inc.	3,500	83,818
Nomura Real Estate Master Fund, Inc. (REIT)	132	174,528
Nomura Research Institute Ltd.	9,954	325,548
NTT Data Corp.	19,600	384,427
Obayashi Corp.	20,200	148,532
Obic Co. Ltd.	2,000	299,677
Odakyu Electric Railway Co. Ltd.(x)	9,300	154,425
Oji Holdings Corp.	25,300	125,779
Olympus Corp.(x)	33,700	640,246
Omron Corp.	57,900	3,860,351
Ono Pharmaceutical Co. Ltd.	11,500	288,817
Open House Group Co. Ltd.	2,500	110,627
Oracle Corp. (BMV Mexico Stock Exchange)	1,100	76,390
Oriental Land Co. Ltd.(x)	6,000	1,145,529
ORIX Corp.	37,800	754,450
Orix JREIT, Inc. (REIT)	78	105,743
Osaka Gas Co. Ltd.(x)	11,700	200,866
Otsuka Corp.	3,500	124,288
Otsuka Holdings Co. Ltd.	12,100	418,568
Pan Pacific International Holdings Corp.	12,800	205,295
Panasonic Holdings Corp.	66,500	643,995
Persol Holdings Co. Ltd.	5,500	123,286
Pola Orbis Holdings, Inc.	2,900	37,735
Rakuten Group, Inc.	27,000	212,853
Recruit Holdings Co. Ltd.	41,200	1,803,623
Renesas Electronics Corp.*	38,600	446,647
Resona Holdings, Inc.(x)	61,105	261,666
Ricoh Co. Ltd.(x)	20,900	181,325
Rinnai Corp.	1,100	82,358
Rohm Co. Ltd.	2,700	209,849
Ryohin Keikaku Co. Ltd.	7,200	83,969
Santen Pharmaceutical Co. Ltd.	11,200	112,117
SBI Holdings, Inc.(x)	7,560	191,055
SCSK Corp.	4,800	82,256
Secom Co. Ltd.(x)	6,500	470,968
Seiko Epson Corp.(x)	8,700	130,437
Sekisui Chemical Co. Ltd.(x)	11,700	167,573
Sekisui House Ltd.	19,000	368,401
Seven & i Holdings Co. Ltd.	22,900	1,089,587
SG Holdings Co. Ltd.(x)	10,000	188,460
Sharp Corp.(x)	6,699	62,734
Shimadzu Corp.	7,400	254,817
Shimano, Inc.	2,100	480,344
Shimizu Corp.(x)	17,200	103,372
Shin-Etsu Chemical Co. Ltd.	10,700	1,630,523
Shionogi & Co. Ltd.	8,200	503,594
Shiseido Co. Ltd.	12,100	613,240
Shizuoka Bank Ltd. (The)(x)	13,900	98,163
SMC Corp.	1,700	949,473
SoftBank Corp.(x)	87,200	1,019,176
SoftBank Group Corp.	37,000	1,664,154
Sohgo Security Services Co. Ltd.	2,200	71,843
Sompo Holdings, Inc.	9,281	408,245
Sony Group Corp.	38,400	3,963,302
Square Enix Holdings Co. Ltd.	2,700	119,521
Stanley Electric Co. Ltd.	3,800	71,762
Subaru Corp.(x)	19,100	303,422
SUMCO Corp.	8,400	137,825
Sumitomo Chemical Co. Ltd.	46,400	212,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Corp.(x)	34,900	$605,180
Sumitomo Electric Industries Ltd.(x)	23,500	279,488
Sumitomo Metal Mining Co. Ltd.	7,700	388,794
Sumitomo Mitsui Financial Group, Inc.	40,007	1,276,792
Sumitomo Mitsui Trust Holdings, Inc.	10,502	343,095
Sumitomo Pharma Co. Ltd.(x)	4,700	46,413
Sumitomo Realty & Development Co. Ltd.(x)	9,600	265,354
Suntory Beverage & Food Ltd.	4,300	163,967
Suzuki Motor Corp.(x)	11,400	390,772
Sysmex Corp.	5,100	370,333
T&D Holdings, Inc.(x)	16,700	226,565
Taisei Corp.(x)	5,900	170,558
Taisho Pharmaceutical Holdings Co. Ltd.(x)	1,100	51,022
Takeda Pharmaceutical Co. Ltd.(x)	48,390	1,384,914
TDK Corp.	101,700	3,671,972
Terumo Corp.	20,000	605,715
TIS, Inc.	6,700	156,707
Tobu Railway Co. Ltd.	5,900	143,547
Toho Co. Ltd.	3,400	128,548
Tokio Marine Holdings, Inc.	19,100	1,110,897
Tokyo Century Corp.	1,000	36,694
Tokyo Electric Power Co. Holdings, Inc.*	47,500	157,043
Tokyo Electron Ltd.	4,500	2,310,634
Tokyo Gas Co. Ltd.	11,700	214,325
Tokyu Corp.	15,600	202,623
Toppan, Inc.	8,200	144,865
Toray Industries, Inc.	43,200	225,161
Toshiba Corp.(x)	11,900	451,554
Tosoh Corp.	8,100	119,785
TOTO Ltd.(x)	4,400	176,740
Toyo Suisan Kaisha Ltd.	2,700	96,553
Toyota Industries Corp.	4,500	309,735
Toyota Motor Corp.	323,370	5,792,691
Toyota Tsusho Corp.	6,600	271,568
Trend Micro, Inc.	4,200	245,171
Tsuruha Holdings, Inc.	1,100	69,861
Unicharm Corp.	12,500	444,535
USS Co. Ltd.	6,800	114,375
Welcia Holdings Co. Ltd.	2,900	71,354
West Japan Railway Co.	6,500	269,789
Yakult Honsha Co. Ltd.	4,000	213,499
Yamaha Corp.(x)	4,200	183,154
Yamaha Motor Co. Ltd.	8,700	194,976
Yamato Holdings Co. Ltd.	9,100	170,355
Yaskawa Electric Corp.	7,400	289,016
Yokogawa Electric Corp.(x)	6,500	110,890
Z Holdings Corp.	82,600	358,638
ZOZO, Inc.	4,000	106,265

		137,340,982

Jordan (0.0%)
Hikma Pharmaceuticals plc	5,341	143,696

Luxembourg (0.1%)
ArcelorMittal SA	19,478	626,086
Eurofins Scientific SE	4,123	408,724

		1,034,810

Macau (0.0%)
Galaxy Entertainment Group Ltd.	63,000	374,427
Sands China Ltd.*	75,587	181,414

		555,841

Malta (0.0%)
BGP Holdings plc(r)*	796,081	—

Mexico (0.7%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	169,524	3,765,410
Grupo Financiero Banorte SAB de CV, Class O	809,511	6,097,584
Wal-Mart de Mexico SAB de CV	1,144,971	4,692,136

		14,555,130

Netherlands (1.6%)
ABN AMRO Bank NV (CVA)(m)	13,166	168,433
Adyen NV(m)*	606	1,197,196
Aegon NV	55,694	293,924
Akzo Nobel NV	5,948	511,029
Argenx SE*	1,427	452,432
ASM International NV	1,462	529,975
ASML Holding NV	16,162	10,780,046
ASML Holding NV (Registered) (NYRS)	3,658	2,443,288
Euronext NV(m)	2,618	237,725
EXOR NV	3,376	257,495
Heineken Holding NV	3,305	258,672
Heineken NV	7,848	748,220
IMCD NV	1,741	296,018
ING Groep NV	119,663	1,250,571
JDE Peet’s NV(x)	2,217	63,426
Koninklijke Ahold Delhaize NV	32,492	1,044,496
Koninklijke DSM NV	5,357	957,400
Koninklijke KPN NV	104,725	363,712
Koninklijke Philips NV	28,215	863,181
NN Group NV	8,208	413,690
Randstad NV(x)	3,722	223,403
Shell plc	234,749	6,442,396
Universal Music Group NV	21,384	567,694
Wolters Kluwer NV	8,095	861,709

		31,226,131

New Zealand (0.1%)
Auckland International Airport Ltd.*	38,801	209,819
Fisher & Paykel Healthcare Corp. Ltd.	17,951	301,638
Mercury NZ Ltd.	18,569	76,287
Meridian Energy Ltd.	39,738	138,523
Ryman Healthcare Ltd.(x)	13,059	84,634
Spark New Zealand Ltd.	57,640	182,621
Xero Ltd.(x)*	4,108	311,147

		1,304,669

Norway (0.2%)
Aker BP ASA(x)	3,851	143,493
DNB Bank ASA	27,657	626,166
Equinor ASA	30,256	1,135,300
Gjensidige Forsikring ASA(x)	5,811	144,160
Mowi ASA	13,681	368,816
Norsk Hydro ASA	41,858	407,872
Orkla ASA	23,377	207,899
Schibsted ASA, Class A	2,276	55,907
Schibsted ASA, Class B	3,030	64,522
Telenor ASA(x)	20,314	291,967

		3,446,102

Panama (0.2%)
Copa Holdings SA, Class A*	52,575	4,397,373

Poland (0.4%)
Bank Polska Kasa Opieki SA	125,168	3,336,994
InPost SA*	6,225	39,128
LPP SA	1,304	3,498,886

		6,875,008

Portugal (0.2%)
EDP - Energias de Portugal SA	81,585	401,839
Galp Energia SGPS SA	257,299	3,256,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Jeronimo Martins SGPS SA	7,835	$187,702

		3,845,635

Russia (0.0%)
Fix Price Group Ltd. (Cboe Europe) (GDR)(m)(r)	218,441	—
Fix Price Group Ltd. (London stock Exchange) (GDR)§	158,128	—

		—

Saudi Arabia (0.0%)
Delivery Hero SE(m)*	5,000	220,242

Singapore (0.3%)
Ascendas REIT (REIT)	102,115	220,202
CapitaLand Integrated Commercial Trust (REIT)	153,269	253,824
Capitaland Investment Ltd.*	73,400	215,179
City Developments Ltd.	11,200	64,834
DBS Group Holdings Ltd.	56,000	1,472,259
Genting Singapore Ltd.	188,257	112,768
Grab Holdings Ltd., Class A(x)*	33,095	115,833
Keppel Corp. Ltd.	45,300	213,891
Mapletree Commercial Trust (REIT)	67,100	93,323
Mapletree Logistics Trust (REIT)	96,799	131,695
Oversea-Chinese Banking Corp. Ltd.	104,578	950,514
Singapore Airlines Ltd.*	41,750	168,520
Singapore Exchange Ltd.	25,000	183,330
Singapore Technologies Engineering Ltd.	43,300	131,253
Singapore Telecommunications Ltd.	256,100	497,384
STMicroelectronics NV	21,167	919,520
United Overseas Bank Ltd.	36,767	862,408
UOL Group Ltd.	14,743	76,422
Venture Corp. Ltd.	8,000	103,201

		6,786,360

South Africa (0.9%)
Anglo American Platinum Ltd.	24,080	3,306,682
Anglo American plc (Johannesburg Stock Exchange)	154,809	8,141,545
Anglo American plc (London stock Exchange)	39,005	2,011,741
Capitec Bank Holdings Ltd.	31,851	5,088,744

		18,548,712

South Korea (1.4%)
KB Financial Group, Inc.	62,319	3,132,927
Kia Corp.	21,736	1,320,066
LG Chem Ltd.	3,174	1,376,106
NAVER Corp.	5,141	1,437,543
Samsung Electronics Co. Ltd.	272,124	15,545,803
Samsung SDI Co. Ltd.	4,180	2,039,608
SK Hynix, Inc.	29,237	2,798,655

		27,650,708

Spain (0.6%)
ACS Actividades de Construccion y Servicios SA(x)	6,809	183,030
Aena SME SA(m)*	2,169	359,309
Amadeus IT Group SA*	13,634	888,064
Banco Bilbao Vizcaya Argentaria SA(x)	202,738	1,159,209
Banco Santander SA	531,509	1,803,392
CaixaBank SA	138,363	466,338
Cellnex Telecom SA(m)	15,790	756,847
EDP Renovaveis SA	8,969	231,006
Enagas SA	7,747	172,148
Endesa SA	10,055	219,429
Ferrovial SA	14,219	376,432
Grifols SA	9,230	166,966
Iberdrola SA(x)	177,952	1,936,892
Industria de Diseno Textil SA	33,110	720,435
Naturgy Energy Group SA(x)	5,939	177,354
Red Electrica Corp. SA	13,473	276,703
Repsol SA	43,992	578,454
Siemens Gamesa Renewable Energy SA(x)*	7,420	130,258
Telefonica SA	162,705	789,754

		11,392,020

Sweden (1.3%)
Alfa Laval AB	9,144	314,450
Assa Abloy AB, Class B	186,422	5,026,592
Atlas Copco AB, Class A	117,850	6,116,238
Atlas Copco AB, Class B	11,690	530,144
Boliden AB	8,053	408,374
Electrolux AB, Class B(x)	7,020	106,215
Embracer Group AB*	13,734	115,094
Epiroc AB, Class A	20,663	442,160
Epiroc AB, Class B	12,138	218,490
EQT AB	8,886	347,981
Essity AB, Class B(x)	18,153	427,711
Evolution AB(m)	5,132	523,744
Fastighets AB Balder, Class B*	3,334	218,166
Getinge AB, Class B	6,988	278,157
H & M Hennes & Mauritz AB, Class B	22,732	303,579
Hexagon AB, Class B	61,300	860,020
Husqvarna AB, Class B	12,854	133,977
Industrivarden AB, Class A	4,026	114,424
Industrivarden AB, Class C	4,970	138,693
Investment AB Latour, Class B	4,608	146,379
Investor AB, Class A	15,235	353,949
Investor AB, Class B	55,844	1,212,710
Kinnevik AB, Class B(x)*	7,529	195,949
L E Lundbergforetagen AB, Class B	2,221	112,822
Lifco AB, Class B	7,122	180,739
Lundin Energy AB(x)	6,230	264,118
Nibe Industrier AB, Class B	43,270	476,876
Sagax AB, Class B	4,920	148,835
Sandvik AB	34,150	725,018
Securitas AB, Class B	9,746	109,807
Sinch AB(m)*	15,505	104,986
Skandinaviska Enskilda Banken AB, Class A	50,616	548,073
Skanska AB, Class B(x)	10,666	238,615
SKF AB, Class B(x)	11,878	193,076
Svenska Cellulosa AB SCA, Class B(x)	17,463	339,074
Svenska Handelsbanken AB, Class A(x)	45,511	418,846
Swedbank AB, Class A(x)	28,198	420,823
Swedish Match AB	46,910	352,859
Tele2 AB, Class B	15,589	235,343
Telefonaktiebolaget LM Ericsson, Class B(x)	89,464	818,594
Telia Co. AB	83,070	332,663
Volvo AB, Class A	6,233	119,140
Volvo AB, Class B	43,394	809,363

		25,482,866

Switzerland (2.7%)
ABB Ltd. (Registered)	50,179	1,623,469
Adecco Group AG (Registered)	4,823	218,293
Alcon, Inc.	15,168	1,198,168
Bachem Holding AG (Registered), Class B	189	103,714
Baloise Holding AG (Registered)	1,286	229,158
Barry Callebaut AG (Registered)	111	259,922
Chocoladefabriken Lindt & Spruengli AG	32	379,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	$362,382
Cie Financiere Richemont SA (Registered)	16,000	2,029,576
Clariant AG (Registered)*	6,089	105,437
Credit Suisse Group AG (Registered)	78,183	616,873
EMS-Chemie Holding AG (Registered)	221	213,801
Geberit AG (Registered)	1,081	665,473
Givaudan SA (Registered)(x)	280	1,152,603
Holcim Ltd.*	15,850	773,822
Julius Baer Group Ltd.	6,567	380,930
Kuehne + Nagel International AG (Registered)	1,673	474,038
Logitech International SA (Registered)	5,388	399,312
Lonza Group AG (Registered)	4,872	3,529,683
Nestle SA (Registered)	85,998	11,164,330
Novartis AG (Registered)	66,934	5,870,210
Partners Group Holding AG	698	867,172
Roche Holding AG	21,395	8,461,194
Roche Holding AG CHF 1	996	435,471
Schindler Holding AG	1,267	270,128
Schindler Holding AG (Registered)	626	132,731
SGS SA (Registered)	188	522,380
Sika AG (Registered)	4,346	1,431,819
Sonova Holding AG (Registered)	1,647	686,965
Straumann Holding AG (Registered)	322	515,246
Swatch Group AG (The)	901	256,027
Swatch Group AG (The) (Registered)	1,422	77,211
Swiss Life Holding AG (Registered)	956	610,202
Swiss Prime Site AG (Registered)	2,365	233,139
Swisscom AG (Registered)(x)	806	483,913
TE Connectivity Ltd.	4,510	590,720
Temenos AG (Registered)	2,079	199,203
UBS Group AG (Registered)	107,454	2,099,329
VAT Group AG(m)	825	314,572
Vifor Pharma AG*	1,334	237,841
Zur Rose Group AG*	4,213	615,977
Zurich Insurance Group AG	4,612	2,273,848

		53,065,764

Taiwan (2.1%)
ASE Technology Holding Co. Ltd.	1,195,282	4,263,343
CTBC Financial Holding Co. Ltd.	2,688,000	2,749,239
Delta Electronics, Inc.	614,000	5,711,562
MediaTek, Inc.	27,000	841,830
Novatek Microelectronics Corp.	129,000	1,904,013
Sea Ltd. (ADR)*	9,756	1,168,671
Taiwan Semiconductor Manufacturing Co. Ltd.	808,133	16,707,692
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	72,289	7,536,851
Voltronic Power Technology Corp.	9,000	454,338

		41,337,539

Thailand (0.1%)
Ngern Tid Lor PCL*	1,318,800	1,521,305

United Kingdom (3.2%)
3i Group plc	28,812	521,178
abrdn plc	68,559	191,887
Admiral Group plc	6,002	201,061
Ashtead Group plc	13,757	867,216
Associated British Foods plc	11,088	240,803
AstraZeneca plc	47,248	6,265,614
Auto Trader Group plc(m)	30,072	248,940
AVEVA Group plc	3,561	113,691
Aviva plc	115,561	682,147
BAE Systems plc	96,743	911,944
Barclays plc	510,919	992,517
Barratt Developments plc	31,695	216,246
Berkeley Group Holdings plc*	3,528	171,722
BP plc	602,026	2,942,122
British American Tobacco plc	66,816	2,794,673
British Land Co. plc (The) (REIT)	27,402	189,798
BT Group plc	267,559	637,702
Bunzl plc	9,779	380,210
Burberry Group plc	12,599	275,126
CK Hutchison Holdings Ltd.	80,764	592,134
CNH Industrial NV	31,850	504,316
Coca-Cola Europacific Partners plc	5,944	288,938
Compass Group plc	54,681	1,178,434
Croda International plc	4,320	443,975
DCC plc	3,068	237,785
Diageo plc	71,177	3,597,514
Entain plc*	18,209	390,556
Experian plc	28,425	1,096,210
Farfetch Ltd., Class A*	89,508	1,353,361
Halma plc	11,800	385,172
Hargreaves Lansdown plc	11,072	145,876
HSBC Holdings plc	621,583	4,259,118
Imperial Brands plc	28,248	594,791
Informa plc*	46,754	366,937
InterContinental Hotels Group plc	5,685	384,971
Intertek Group plc	4,667	318,711
J Sainsbury plc	51,928	171,948
JD Sports Fashion plc	80,275	155,453
Johnson Matthey plc	6,024	147,611
Just Eat Takeaway.com NV(m)*	5,582	187,365
Kingfisher plc	60,028	200,335
Land Securities Group plc (REIT)	21,924	225,073
Legal & General Group plc	178,629	633,397
Linde plc	7,100	2,267,953
Lloyds Banking Group plc	2,150,825	1,316,731
London Stock Exchange Group plc	10,100	1,055,205
M&G plc	80,922	234,395
Melrose Industries plc	136,091	220,291
National Grid plc	109,738	1,685,542
NatWest Group plc	173,872	489,244
Next plc	4,145	326,856
Ocado Group plc*	14,139	216,125
Pearson plc	23,459	229,192
Persimmon plc	9,283	261,096
Phoenix Group Holdings plc	18,661	149,620
Prudential plc	83,737	1,236,944
Reckitt Benckiser Group plc	21,643	1,654,326
RELX plc (London Stock Exchange)	17,482	544,532
RELX plc (Turquoise Stock Exchange)	41,772	1,300,417
Rentokil Initial plc	57,716	397,525
Rolls-Royce Holdings plc*	260,442	342,429
Sage Group plc (The)	31,545	289,278
Schroders plc	3,869	163,044
Segro plc (REIT)	37,069	653,011
Severn Trent plc	7,435	300,106
Smith & Nephew plc	26,094	415,928
Smiths Group plc	12,392	234,901
Spirax-Sarco Engineering plc	2,287	374,777
SSE plc	32,361	740,983
St James’s Place plc	16,751	315,832
Standard Chartered plc	79,147	524,851
Taylor Wimpey plc	113,469	193,623
Tesco plc	233,757	845,111
Unilever plc (Cboe Europe)	57,126	2,585,776
Unilever plc (London Stock Exchange)	21,177	958,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
United Utilities Group plc	21,224	$312,830
Vodafone Group plc	826,784	1,356,478
Whitbread plc*	6,282	233,772
WPP plc	36,176	473,408

		61,605,387

United States (36.3%)
3M Co.	7,910	1,177,641
A O Smith Corp.	1,883	120,305
Abbott Laboratories	24,493	2,898,991
AbbVie, Inc.	24,487	3,969,588
ABIOMED, Inc.*	615	203,713
Accenture plc, Class A	8,754	2,952,111
Activision Blizzard, Inc.	10,791	864,467
Adobe, Inc.*	31,232	14,229,924
Advance Auto Parts, Inc.	875	181,090
Advanced Micro Devices, Inc.*	22,644	2,475,895
AES Corp. (The)	9,149	235,404
Aflac, Inc.	8,404	541,134
Agilent Technologies, Inc.	35,512	4,699,303
Air Products and Chemicals, Inc.	3,071	767,474
Akamai Technologies, Inc.*	2,282	272,448
Alaska Air Group, Inc.*	1,627	94,382
Albemarle Corp.	1,662	367,551
Alexandria Real Estate Equities, Inc. (REIT)	2,005	403,506
Align Technology, Inc.*	1,005	438,180
Allegion plc	1,174	128,882
Alliant Energy Corp.	3,424	213,932
Allstate Corp. (The)	3,881	537,557
Alphabet, Inc., Class C*	3,847	10,744,633
Alphabet, Inc., Class A*	15,973	44,426,504
Altria Group, Inc.	25,253	1,319,469
Amazon.com, Inc.*	6,955	22,672,952
Amcor plc	20,584	233,217
Ameren Corp.	3,613	338,755
American Airlines Group, Inc.*	9,229	168,429
American Electric Power Co., Inc.	6,976	695,996
American Express Co.	8,520	1,593,240
American International Group, Inc.	11,501	721,918
American Tower Corp. (REIT)	6,308	1,584,696
American Water Works Co., Inc.	2,488	411,839
Ameriprise Financial, Inc.	1,536	461,353
AmerisourceBergen Corp.	2,081	321,951
AMETEK, Inc.	3,265	434,833
Amgen, Inc.	7,802	1,886,680
Amphenol Corp., Class A	8,296	625,104
Analog Devices, Inc.	71,246	11,768,414
ANSYS, Inc.*	1,186	376,733
Anthem, Inc.	3,362	1,651,482
Aon plc, Class A	2,975	968,749
APA Corp.	4,912	203,013
Apple, Inc.	214,744	37,496,450
Applied Materials, Inc.	25,277	3,331,509
Aptiv plc*	3,711	444,244
Archer-Daniels-Midland Co.	7,751	699,605
Arista Networks, Inc.*	3,107	431,811
Arthur J Gallagher & Co.	2,887	504,070
Assurant, Inc.	803	146,009
AT&T, Inc.	98,912	2,337,291
Atmos Energy Corp.	1,861	222,371
Autodesk, Inc.*	3,047	653,124
Automatic Data Processing, Inc.	5,818	1,323,828
AutoZone, Inc.*	289	590,884
AvalonBay Communities, Inc. (REIT)	1,924	477,864
Avantor, Inc.*	128,100	4,332,342
Avery Dennison Corp.	1,145	199,196
Baker Hughes Co.	12,470	454,033
Ball Corp.	4,595	413,550
Bank of America Corp.	98,462	4,058,604
Bank of New York Mellon Corp. (The)	10,180	505,233
Bath & Body Works, Inc.	3,425	163,715
Baxter International, Inc.	6,911	535,879
Becton Dickinson and Co.	3,944	1,049,104
Berkshire Hathaway, Inc., Class B*	25,367	8,952,268
Best Buy Co., Inc.	3,002	272,882
Biogen, Inc.*	2,010	423,306
Bio-Rad Laboratories, Inc., Class A*	301	169,532
Bio-Techne Corp.	544	235,574
BlackRock, Inc.‡	1,975	1,509,236
Boeing Co. (The)*	7,591	1,453,676
Booking Holdings, Inc.*	569	1,336,268
BorgWarner, Inc.	3,392	131,949
Boston Properties, Inc. (REIT)	1,962	252,706
Boston Scientific Corp.*	57,013	2,525,106
Bristol-Myers Squibb Co.	30,192	2,204,922
Broadcom, Inc.	5,719	3,601,140
Broadridge Financial Solutions, Inc.	1,617	251,783
Brown & Brown, Inc.	3,248	234,733
Brown-Forman Corp., Class B	2,653	177,804
Cadence Design Systems, Inc.*	3,839	631,362
Caesars Entertainment, Inc.*	2,907	224,886
Campbell Soup Co.	2,836	126,401
Capital One Financial Corp.	5,733	752,686
Cardinal Health, Inc.	3,913	221,867
CarMax, Inc.*	2,167	209,072
Carnival Corp.*	10,982	222,056
Carrier Global Corp.	11,968	548,972
Castle Biosciences, Inc.*	9,915	444,787
Catalent, Inc.*	2,445	271,150
Caterpillar, Inc.	7,493	1,669,590
Cboe Global Markets, Inc.	1,437	164,422
CBRE Group, Inc., Class A*	4,580	419,162
CDW Corp.	1,875	335,419
Celanese Corp.	1,522	217,448
Centene Corp.*	8,082	680,424
CenterPoint Energy, Inc.	8,738	267,732
Ceridian HCM Holding, Inc.*	1,886	128,927
Cerner Corp.	4,010	375,176
CF Industries Holdings, Inc.	3,048	314,127
CH Robinson Worldwide, Inc.	1,763	189,893
Charles River Laboratories International, Inc.*	5,295	1,503,621
Charles Schwab Corp. (The)	20,824	1,755,671
Charter Communications, Inc., Class A*	1,651	900,654
Chevron Corp.	26,701	4,347,724
Chipotle Mexican Grill, Inc.*	389	615,410
Chubb Ltd.	5,966	1,276,127
Church & Dwight Co., Inc.	3,421	339,979
Cigna Corp.	4,474	1,072,015
Cincinnati Financial Corp.	2,076	282,253
Cintas Corp.	1,211	515,147
Cisco Systems, Inc.	58,419	3,257,443
Citigroup, Inc.	27,487	1,467,806
Citizens Financial Group, Inc.	5,903	267,583
Citrix Systems, Inc.	1,789	180,510
Clorox Co. (The)	1,664	231,346
CME Group, Inc.	4,978	1,184,067
CMS Energy Corp.	4,014	280,739
Coca-Cola Co. (The)	53,847	3,338,514
Cognizant Technology Solutions Corp., Class A	7,275	652,349
Colgate-Palmolive Co.	11,675	885,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Comcast Corp., Class A	62,660	$2,933,741
Comerica, Inc.	1,797	162,503
Conagra Brands, Inc.	6,744	226,396
ConocoPhillips	18,038	1,803,800
Consolidated Edison, Inc.	4,900	463,932
Constellation Brands, Inc., Class A	2,276	524,208
Constellation Energy Corp.	4,632	260,550
Cooper Cos., Inc. (The)	694	289,807
Copart, Inc.*	3,016	378,418
Corning, Inc.	10,503	387,666
Corteva, Inc.	10,070	578,824
Costco Wholesale Corp.	6,142	3,536,871
Coterra Energy, Inc.	11,014	297,048
Crown Castle International Corp. (REIT)	5,987	1,105,200
CSX Corp.	30,722	1,150,539
Cummins, Inc.	1,973	404,682
CVS Health Corp.	18,180	1,839,998
CyberArk Software Ltd.*	1,187	200,306
Danaher Corp.	12,713	3,729,104
Darden Restaurants, Inc.	1,713	227,743
Datadog, Inc., Class A*	3,359	508,788
DaVita, Inc.*	854	96,596
Deere & Co.	3,885	1,614,062
Delta Air Lines, Inc.*	9,058	358,425
Dentsply Sirona, Inc.	3,174	156,224
Devon Energy Corp.	8,721	515,673
Dexcom, Inc.*	1,342	686,567
Diamondback Energy, Inc.	2,396	328,444
Digital Realty Trust, Inc. (REIT)	3,922	556,140
Discover Financial Services	4,022	443,184
Discovery, Inc., Class A(x)*	2,583	64,368
Discovery, Inc., Class C*	4,363	108,944
DISH Network Corp., Class A*	3,522	111,471
Dollar General Corp.	3,209	714,420
Dollar Tree, Inc.*	3,116	499,027
Dominion Energy, Inc.	11,220	953,363
Domino’s Pizza, Inc.	513	208,796
Dover Corp.	1,951	306,112
Dow, Inc.	10,191	649,371
DR Horton, Inc.	4,441	330,899
DTE Energy Co.	2,645	349,695
Duke Energy Corp.	10,655	1,189,737
Duke Realty Corp. (REIT)	5,275	306,266
Dun & Bradstreet Holdings, Inc.*	24,448	428,329
DuPont de Nemours, Inc.	7,104	522,712
DXC Technology Co.*	3,523	114,955
Eastman Chemical Co.	1,757	196,889
Eaton Corp. plc	5,521	837,867
eBay, Inc.	8,608	492,894
Ecolab, Inc.	5,655	998,447
Edison International	5,262	368,866
Edwards Lifesciences Corp.*	8,648	1,018,043
Electronic Arts, Inc.	3,886	491,618
Eli Lilly and Co.	10,998	3,149,497
Emerson Electric Co.	8,228	806,755
Enphase Energy, Inc.*	1,885	380,355
Entergy Corp.	2,784	325,032
EOG Resources, Inc.	8,104	966,240
EPAM Systems, Inc.*	7,184	2,130,846
Equifax, Inc.	27,208	6,451,017
Equinix, Inc. (REIT)	1,247	924,800
Equity Residential (REIT)	4,676	420,466
Essex Property Trust, Inc. (REIT)	904	312,314
Estee Lauder Cos., Inc. (The), Class A	3,219	876,598
Etsy, Inc.*	1,756	218,236
Everest Re Group Ltd.	561	169,074
Evergy, Inc.	3,123	213,426
Eversource Energy	4,867	429,221
Exelon Corp.	13,539	644,863
Expedia Group, Inc.*	2,057	402,493
Expeditors International of Washington, Inc.	2,367	244,180
Extra Space Storage, Inc. (REIT)	1,833	376,865
Exxon Mobil Corp.	58,640	4,843,078
F5, Inc.*	809	169,041
FactSet Research Systems, Inc.	516	224,021
Fastenal Co.	7,901	469,319
Federal Realty Investment Trust (REIT)	965	117,798
FedEx Corp.	3,377	781,404
Ferguson plc	6,678	906,472
Fidelity National Information Services, Inc.	21,300	2,138,946
Fifth Third Bancorp	9,471	407,632
First Republic Bank	2,457	398,280
FirstEnergy Corp.	7,763	356,011
Fiserv, Inc.*	8,231	834,623
Fiverr International Ltd.*	893	67,931
FleetCor Technologies, Inc.*	1,105	275,211
FMC Corp.	1,733	228,011
Ford Motor Co.	54,483	921,308
Fortinet, Inc.*	1,878	641,788
Fortive Corp.	4,845	295,206
Fortune Brands Home & Security, Inc.	1,849	137,344
Fox Corp., Class A	4,382	172,870
Fox Corp., Class B	1,998	72,487
Franklin Resources, Inc.	3,792	105,873
Freeport-McMoRan, Inc.	20,335	1,011,463
Garmin Ltd.	2,104	249,555
Gartner, Inc.*	1,139	338,807
Generac Holdings, Inc.*	862	256,238
General Dynamics Corp.	3,193	770,088
General Electric Co.	15,227	1,393,270
General Mills, Inc.	8,329	564,040
General Motors Co.*	20,126	880,311
Genuine Parts Co.	2,000	252,040
Gilead Sciences, Inc.	17,375	1,032,944
GlaxoSmithKline plc	153,042	3,300,189
Global Payments, Inc.	3,996	546,813
Globant SA*	15,080	3,952,016
Globe Life, Inc.	1,334	134,200
Goldman Sachs Group, Inc. (The)	4,702	1,552,130
Halliburton Co.	12,424	470,497
Hartford Financial Services Group, Inc. (The)	4,657	334,419
Hasbro, Inc.	1,853	151,798
HCA Healthcare, Inc.	3,317	831,307
Healthpeak Properties, Inc. (REIT)	7,577	260,118
Henry Schein, Inc.*	1,840	160,430
Hershey Co. (The)	2,014	436,293
Hess Corp.	3,818	408,679
Hewlett Packard Enterprise Co.	17,635	294,681
Hilton Worldwide Holdings, Inc.*	3,838	582,378
Hologic, Inc.*	3,393	260,650
Home Depot, Inc. (The)	14,464	4,329,509
Honeywell International, Inc.	9,499	1,848,315
Hormel Foods Corp.	4,042	208,325
Host Hotels & Resorts, Inc. (REIT)	10,132	196,865
Howmet Aerospace, Inc.	5,159	185,414
HP, Inc.	14,997	544,391
Humana, Inc.	1,780	774,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Huntington Bancshares, Inc.	19,533	$285,572
Huntington Ingalls Industries, Inc.	555	110,689
IDEX Corp.	1,040	199,399
IDEXX Laboratories, Inc.*	2,733	1,495,115
Illinois Tool Works, Inc.	3,956	828,386
Illumina, Inc.*	8,891	3,106,515
Incyte Corp.*	2,520	200,138
Ingersoll Rand, Inc.	5,612	282,564
Inmode Ltd.*	1,517	55,992
Intel Corp.	56,403	2,795,333
Intercontinental Exchange, Inc.	7,782	1,028,158
International Business Machines Corp.	12,422	1,615,108
International Flavors & Fragrances, Inc.	3,496	459,130
International Paper Co.	5,493	253,502
Interpublic Group of Cos., Inc. (The)	5,252	186,183
Intuit, Inc.	37,063	17,821,373
Intuitive Surgical, Inc.*	10,360	3,125,405
Invesco Ltd.	4,393	101,303
IPG Photonics Corp.*	465	51,038
IQVIA Holdings, Inc.*	11,979	2,769,665
Iron Mountain, Inc. (REIT)	3,876	214,769
J M Smucker Co. (The)	1,472	199,324
Jack Henry & Associates, Inc.	1,004	197,838
Jacobs Engineering Group, Inc.	1,790	246,680
James Hardie Industries plc (CHDI)	13,767	414,301
JB Hunt Transport Services, Inc.	1,146	230,105
Johnson & Johnson	36,465	6,462,692
Johnson Controls International plc	9,732	638,127
JPMorgan Chase & Co.	40,934	5,580,123
Juniper Networks, Inc.	4,533	168,446
Kellogg Co.	3,492	225,199
KeyCorp	12,976	290,403
Keysight Technologies, Inc.*	2,532	399,980
Kimberly-Clark Corp.	4,653	573,063
Kimco Realty Corp. (REIT)	8,760	216,372
Kinder Morgan, Inc.	26,768	506,183
KLA Corp.	2,088	764,333
Kraft Heinz Co. (The)	9,666	380,744
Kroger Co. (The)	9,357	536,811
L3Harris Technologies, Inc.	2,718	675,341
Laboratory Corp. of America Holdings*	1,284	338,539
Lam Research Corp.	2,432	1,307,468
Lamb Weston Holdings, Inc.	2,063	123,594
Las Vegas Sands Corp.*	4,762	185,099
Leidos Holdings, Inc.	1,939	209,451
Lennar Corp., Class A	3,638	295,296
Lincoln National Corp.	2,326	152,027
Live Nation Entertainment, Inc.*	1,842	216,693
LKQ Corp.	3,755	170,515
Lockheed Martin Corp.	3,357	1,481,780
Loews Corp.	2,750	178,255
Lowe’s Cos., Inc.	9,332	1,886,837
Lumen Technologies, Inc.(x)	12,748	143,670
LyondellBasell Industries NV, Class A	3,598	369,946
M&T Bank Corp.	1,783	302,218
Marathon Oil Corp.	11,057	277,641
Marathon Petroleum Corp.	8,020	685,710
MarketAxess Holdings, Inc.	520	176,904
Marriott International, Inc., Class A*	10,147	1,783,335
Marsh & McLennan Cos., Inc.	6,993	1,191,747
Martin Marietta Materials, Inc.	855	329,081
Marvell Technology, Inc.	59,238	4,247,957
Masco Corp.	3,233	164,883
Mastercard, Inc., Class A	11,955	4,272,478
Match Group, Inc.*	4,022	437,352
McCormick & Co., Inc. (Non-Voting)	3,410	340,318
McDonald’s Corp.	10,350	2,559,348
McKesson Corp.	2,067	632,771
Medtronic plc	18,624	2,066,333
Merck & Co., Inc.	34,988	2,870,765
Meta Platforms, Inc., Class A*	81,957	18,223,959
MetLife, Inc.	9,637	677,288
Mettler-Toledo International, Inc.*	325	446,287
MGM Resorts International	5,274	221,192
Microchip Technology, Inc.	7,679	577,000
Micron Technology, Inc.	15,510	1,208,074
Microsoft Corp.	115,765	35,691,507
Mid-America Apartment Communities, Inc. (REIT)	1,635	342,451
Moderna, Inc.*	4,886	841,662
Mohawk Industries, Inc.*	744	92,405
Molina Healthcare, Inc.*	829	276,546
Molson Coors Beverage Co., Class B	2,564	136,866
Mondelez International, Inc., Class A	19,230	1,207,259
Monolithic Power Systems, Inc.	600	291,408
Monster Beverage Corp.*	5,298	423,310
Moody’s Corp.	2,240	755,798
Morgan Stanley	19,636	1,716,186
Mosaic Co. (The)	5,186	344,869
Motorola Solutions, Inc.	2,322	562,388
MSCI, Inc.	1,139	572,780
Nasdaq, Inc.	1,621	288,862
NetApp, Inc.	3,062	254,146
Netflix, Inc.*	6,149	2,303,354
Newell Brands, Inc.	5,258	112,574
Newmont Corp.	11,046	877,605
News Corp., Class A	5,419	120,031
News Corp., Class B	1,487	33,487
NextEra Energy, Inc.	27,178	2,302,248
Nielsen Holdings plc	4,709	128,273
NIKE, Inc., Class B	37,592	5,058,380
NiSource, Inc.	5,506	175,091
Nordson Corp.	767	174,170
Norfolk Southern Corp.	3,321	947,216
Northern Trust Corp.	2,957	344,343
Northrop Grumman Corp.	2,032	908,751
NortonLifeLock, Inc.	8,005	212,293
Norwegian Cruise Line Holdings Ltd.(x)*	5,939	129,945
NRG Energy, Inc.	3,499	134,222
Nucor Corp.	3,765	559,667
NVIDIA Corp.	53,225	14,522,973
NVR, Inc.*	47	209,962
Occidental Petroleum Corp.	12,290	697,335
Old Dominion Freight Line, Inc.	1,290	385,297
Omnicell, Inc.*	8,308	1,075,803
Omnicom Group, Inc.	2,920	247,850
ONEOK, Inc.	6,177	436,282
Oracle Corp. (Moscow Stock Exchange)	21,824	1,805,500
O’Reilly Automotive, Inc.(x)*	933	639,068
Organon & Co.	3,547	123,897
Otis Worldwide Corp.	6,014	462,777
PACCAR, Inc.	4,759	419,125
Packaging Corp. of America	1,278	199,509
Paramount Global, Class B	8,419	318,322
Parker-Hannifin Corp.	1,780	505,093
Paychex, Inc.	4,434	605,108
Paycom Software, Inc.*	667	231,035
PayPal Holdings, Inc.*	16,137	1,866,244

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Penn National Gaming, Inc.*	2,354	$99,857
Pentair plc	2,350	127,393
People’s United Financial, Inc.	5,726	114,463
PepsiCo, Inc.	19,163	3,207,503
PerkinElmer, Inc.	1,748	304,956
Pfizer, Inc.	77,746	4,024,910
Phathom Pharmaceuticals, Inc.*	27,381	372,655
Philip Morris International, Inc.	21,467	2,016,610
Phillips 66	6,470	558,943
Pinnacle West Capital Corp.	1,560	121,836
Pioneer Natural Resources Co.	3,145	786,344
PNC Financial Services Group, Inc. (The)‡	5,818	1,073,130
Pool Corp.	568	240,179
PPG Industries, Inc.	3,253	426,371
PPL Corp.	10,398	296,967
Principal Financial Group, Inc.	3,439	252,457
Procter & Gamble Co. (The)	33,203	5,073,418
Progressive Corp. (The)	8,095	922,749
Prologis, Inc. (REIT)	10,250	1,655,170
Prudential Financial, Inc.	5,236	618,738
PTC, Inc.*	1,528	164,596
Public Service Enterprise Group, Inc.	6,962	487,340
Public Storage (REIT)	2,113	824,662
PulteGroup, Inc.	3,499	146,608
PVH Corp.	954	73,086
QIAGEN NV*	6,701	328,924
Qorvo, Inc.*	1,461	181,310
QUALCOMM, Inc.	15,610	2,385,520
Qualtrics International, Inc., Class A*	38,239	1,091,723
Quanta Services, Inc.	2,030	267,168
Quest Diagnostics, Inc.	1,629	222,945
Ralph Lauren Corp.	617	69,992
Raymond James Financial, Inc.	2,570	282,469
Raytheon Technologies Corp.	20,671	2,047,876
Realty Income Corp. (REIT)	7,788	539,708
Regency Centers Corp. (REIT)	2,242	159,944
Regeneron Pharmaceuticals, Inc.*	1,478	1,032,265
Regions Financial Corp.	12,852	286,086
Republic Services, Inc.	2,873	380,672
ResMed, Inc.	2,010	487,445
Robert Half International, Inc.	1,479	168,872
Rockwell Automation, Inc.	1,609	450,568
Rollins, Inc.	2,961	103,783
Roper Technologies, Inc.	1,461	689,928
Ross Stores, Inc.	4,852	438,912
Royal Caribbean Cruises Ltd.(x)*	3,045	255,110
S&P Global, Inc.	41,944	17,204,590
salesforce.com, Inc.*	13,644	2,896,894
SBA Communications Corp. (REIT)	1,538	529,226
Schlumberger NV	19,439	803,025
Schneider Electric SE	16,512	2,756,785
Seagate Technology Holdings plc	2,871	258,103
Sealed Air Corp.	2,126	142,357
Sempra Energy	4,423	743,595
ServiceNow, Inc.*	2,770	1,542,585
Sherwin-Williams Co. (The)	3,341	833,980
Signature Bank	894	262,380
Simon Property Group, Inc. (REIT)	4,535	596,625
Skyworks Solutions, Inc.	2,272	302,812
Snap-on, Inc.	777	159,658
SolarEdge Technologies, Inc.*	721	232,429
Southern Co. (The)	14,680	1,064,447
Southwest Airlines Co.*	8,241	377,438
Splunk, Inc.*	12,781	1,899,384
Stanley Black & Decker, Inc.	2,210	308,936
Starbucks Corp.	15,933	1,449,425
State Street Corp.	5,008	436,297
Stellantis NV (Euronext Paris)	39,968	646,778
Stellantis NV (Italian Stock Exchange)	22,983	372,704
STERIS plc	1,387	335,335
Stryker Corp.	4,650	1,243,177
SVB Financial Group*	807	451,476
Swiss Re AG	9,104	866,320
Synchrony Financial	7,264	252,860
Synopsys, Inc.*	2,121	706,866
Sysco Corp.	7,029	573,918
T. Rowe Price Group, Inc.	3,175	480,028
Take-Two Interactive Software, Inc.*	1,613	247,983
Tapestry, Inc.	3,523	130,879
Target Corp.	6,637	1,408,504
Teledyne Technologies, Inc.*	661	312,408
Teleflex, Inc.	644	228,511
Tenaris SA	14,242	214,648
Teradyne, Inc.	2,258	266,963
Tesla, Inc.*	11,596	12,495,850
Texas Instruments, Inc.	12,792	2,347,076
Textron, Inc.	3,089	229,760
Thermo Fisher Scientific, Inc.	5,458	3,223,768
TJX Cos., Inc. (The)	16,523	1,000,963
T-Mobile US, Inc.*	8,133	1,043,871
Tractor Supply Co.	1,597	372,692
Trane Technologies plc	3,280	500,856
TransDigm Group, Inc.*	730	475,624
Travelers Cos., Inc. (The)	3,332	608,856
Trimble, Inc.*	3,584	258,550
Truist Financial Corp.	18,490	1,048,383
Twitter, Inc.*	10,936	423,114
Tyler Technologies, Inc.*	574	255,367
Tyson Foods, Inc., Class A	4,040	362,105
UDR, Inc. (REIT)	4,198	240,839
Ulta Beauty, Inc.*	753	299,860
Under Armour, Inc., Class A*	2,538	43,197
Under Armour, Inc., Class C*	3,342	52,001
Union Pacific Corp.	8,822	2,410,259
United Airlines Holdings, Inc.(x)*	4,538	210,382
United Parcel Service, Inc., Class B	45,578	9,774,658
United Rentals, Inc.*	982	348,816
UnitedHealth Group, Inc.	13,046	6,653,069
Universal Health Services, Inc., Class B	1,006	145,820
US Bancorp	18,705	994,171
Valero Energy Corp.	5,703	579,083
Ventas, Inc. (REIT)	5,633	347,894
Veracyte, Inc.*	40,398	1,113,773
VeriSign, Inc.*	1,372	305,215
Verisk Analytics, Inc.	2,221	476,693
Verizon Communications, Inc.	58,148	2,962,059
Vertex Pharmaceuticals, Inc.*	3,526	920,180
VF Corp.	4,471	254,221
Viatris, Inc.	16,310	177,453
Visa, Inc., Class A	41,733	9,255,127
Vornado Realty Trust (REIT)	2,138	96,894
Vulcan Materials Co.	1,884	346,091
W R Berkley Corp.	2,980	198,438
Walgreens Boots Alliance, Inc.	9,876	442,149
Walmart, Inc.	19,595	2,918,087
Walt Disney Co. (The)*	29,342	4,024,549
Waste Management, Inc.	5,331	844,963
Waters Corp.*	837	259,796
WEC Energy Group, Inc.	4,369	436,070
Wells Fargo & Co.	53,823	2,608,263
Welltower, Inc. (REIT)	6,003	577,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
West Pharmaceutical Services, Inc.	1,016	$417,281
Western Digital Corp.*	4,192	208,133
Westinghouse Air Brake Technologies Corp.	2,588	248,888
Westrock Co.	3,769	177,256
Weyerhaeuser Co. (REIT)	10,351	392,303
Whirlpool Corp.	839	144,962
Williams Cos., Inc. (The)	16,694	557,747
Willis Towers Watson plc	1,691	399,448
WW Grainger, Inc.	616	317,727
Wynn Resorts Ltd.*	1,499	119,530
Xcel Energy, Inc.	7,461	538,460
Xylem, Inc.	2,571	219,203
Yum! Brands, Inc.	4,035	478,269
Zebra Technologies Corp., Class A*	719	297,450
Zimmer Biomet Holdings, Inc.	2,873	367,457
Zions Bancorp NA	2,077	136,168
Zoetis, Inc.	6,553	1,235,830

		707,942,228

Total Common Stocks (79.1%) (Cost $734,652,570)		1,541,746,357

SHORT-TERM INVESTMENTS:
Investment Company (5.8%)
JPMorgan Prime Money Market Fund, IM Shares	113,782,037	113,804,794

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (1.2%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $10,474,911, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 11/15/51; total market value $10,684,335. (xx)	$10,474,838	10,474,838
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $1,700,149, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%- 3.000%, maturing 11/30/23- 8/15/48; total market value $1,879,858. (xx)	1,700,000	1,700,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034. (xx)	2,000,000	2,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $4,000,042, collateralized by various Common Stocks; total market value $4,444,812. (xx)	4,000,000	4,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $5,000,056, collateralized by various Common Stocks; total market value $5,790,942. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		23,174,838

Total Short-Term Investments (7.0%) (Cost $137,005,129)		136,979,632

Total Investments in Securities (86.1%) (Cost $871,657,699)		1,678,725,989
Other Assets Less Liabilities (13.9%)		270,418,197

Net Assets (100%)		$1,949,144,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $0 or –% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $12,688,980 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $28,606,287. This was collateralized by $7,161,062 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 11/15/51 and by cash of $23,174,838 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

NYRS — New York Registry Shares

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings	Market	% of
as of March 31, 2022	Value	Net Assets
Information Technology	$359,845,494	18.5%
Financials	230,959,151	11.8
Consumer Discretionary	186,942,104	9.6
Industrials	170,435,109	8.7
Health Care	169,840,208	8.7
Communication Services	127,164,437	6.5
Investment Company	113,804,794	5.8
Consumer Staples	96,808,237	5.0
Materials	81,883,337	4.2
Energy	49,725,988	2.6
Real Estate	37,104,442	1.9
Utilities	31,037,850	1.6
Repurchase Agreements	23,174,838	1.2
Cash and Other	270,418,197	13.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	5,818	1,205,526	—	(37,924)	30,359	(124,831)	1,073,130	7,515	—
Capital Markets
BlackRock, Inc.	1,975	1,857,671	—	(40,331)	29,399	(337,503)	1,509,236	9,902	—

Total		3,063,197	—	(78,255)	59,758	(462,334)	2,582,366	17,417	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,795	6/2022	EUR	75,914,028	973,511
FTSE 100 Index	486	6/2022	GBP	47,793,162	879,151
S&P 500 E-Mini Index	933	6/2022	USD	211,359,488	9,924,962
SPI 200 Index	137	6/2022	AUD	19,168,135	535,012
TOPIX Index	300	6/2022	JPY	47,966,979	1,452,844

					13,765,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,099,182	USD	2,301,992	Citibank NA	6/17/2022	20,162
AUD	7,595,252	USD	5,648,906	HSBC Bank plc	6/17/2022	42,060
EUR	21,432,576	USD	23,705,065	Citibank NA	6/17/2022	74,188
EUR	28,574,080	USD	31,563,114	HSBC Bank plc	6/17/2022	139,575
JPY	1,052,558,394	USD	8,641,280	Citibank NA	6/17/2022	22,219
JPY	82,942,774	USD	680,993	HSBC Bank plc	6/17/2022	1,700
USD	18,772,810	JPY	2,191,481,504	HSBC Bank plc	6/17/2022	734,954

Total unrealized appreciation						1,034,858

AUD	12,954,484	USD	9,733,969	Citibank NA	6/17/2022	(27,440)
AUD	8,780,689	USD	6,592,111	HSBC Bank plc	6/17/2022	(12,921)
GBP	10,803,027	USD	14,247,428	Citibank NA	6/17/2022	(60,093)
GBP	16,350,373	USD	21,620,244	HSBC Bank plc	6/17/2022	(147,724)
JPY	3,404,134,125	USD	28,294,664	HSBC Bank plc	6/17/2022	(275,590)
USD	6,002,012	AUD	8,188,843	HSBC Bank plc	6/17/2022	(133,719)
USD	93,624,038	EUR	85,079,172	HSBC Bank plc	6/17/2022	(770,550)
USD	16,247,298	GBP	12,421,482	HSBC Bank plc	6/17/2022	(65,511)

Total unrealized depreciation						(1,493,548)

Net unrealized depreciation						(458,690)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Australia	$—	$43,649,718	$—		$43,649,718
Austria	—	5,654,413	—		5,654,413
Belgium	—	4,166,242	—		4,166,242
Brazil	12,614,494	244,350	—		12,858,844
Chile	—	2,645,876	—		2,645,876
China	9,828,917	49,003,914	—		58,832,831
Czech Republic	—	2,943,095	—		2,943,095
Denmark	—	19,071,749	—		19,071,749
Finland	—	5,670,603	—		5,670,603
France	—	83,298,760	—		83,298,760
Germany	—	48,142,966	—		48,142,966
Hong Kong	558,664	11,205,942	—		11,764,606
India	11,016,849	49,063,767	—		60,080,616
Indonesia	—	5,490,817	—		5,490,817
Ireland	206,450	2,876,933	—		3,083,383
Israel	1,063,625	2,163,222	—		3,226,847
Italy	—	10,886,483	—		10,886,483
Japan	—	137,340,982	—		137,340,982
Jordan	—	143,696	—		143,696
Luxembourg	—	1,034,810	—		1,034,810
Macau	—	555,841	—		555,841
Malta	—	—	—	(c)	—	(c)
Mexico	14,555,130	—	—		14,555,130
Netherlands	2,443,288	28,782,843	—		31,226,131
New Zealand	—	1,304,669	—		1,304,669
Norway	—	3,446,102	—		3,446,102
Panama	4,397,373	—	—		4,397,373
Poland	—	6,875,008	—		6,875,008
Portugal	—	3,845,635	—		3,845,635
Russia	—	— (c)	—	(c)	—	(c)
Saudi Arabia	—	220,242	—		220,242
Singapore	115,833	6,670,527	—		6,786,360
South Africa	—	18,548,712	—		18,548,712
South Korea	—	27,650,708	—		27,650,708
Spain	—	11,392,020	—		11,392,020
Sweden	—	25,482,866	—		25,482,866
Switzerland	590,720	52,475,044	—		53,065,764
Taiwan	8,705,522	32,632,017	—		41,337,539
Thailand	—	1,521,305	—		1,521,305
United Kingdom	3,910,252	57,695,135	—		61,605,387
United States	698,135,107	9,807,121	—		707,942,228
Forward Currency Contracts	—	1,034,858	—		1,034,858
Futures	13,765,480	—	—		13,765,480
Short-Term Investments
Investment Company	113,804,794	—	—		113,804,794
Repurchase Agreements	—	23,174,838	—		23,174,838

Total Assets	$895,712,498	$797,813,829	$—		$1,693,526,327

Liabilities:
Forward Currency Contracts	$—	$(1,493,548)	$—		$(1,493,548)

Total Liabilities	$—	$(1,493,548)	$—		$(1,493,548)

Total	$895,712,498	$796,320,281	$—		$1,692,032,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

(a)	A security with a market value of $93,323 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market inputs.

(c)	Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$869,471,479
Aggregate gross unrealized depreciation	(69,316,514)

Net unrealized appreciation	$800,154,965

Federal income tax cost of investments in securities and derivative instruments, if applicable	$891,877,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.7%)
iShares Core S&P 500 ETF	20,200	$9,164,538
SPDR S&P 500 ETF Trust	119,852	54,129,957
Vanguard S&P 500 ETF	22,100	9,175,257

Total Equity		72,469,752

Fixed Income (30.3%)
Vanguard Intermediate-Term Corporate Bond ETF	802,700	69,064,308

Total Exchange Traded Funds (62.0%) (Cost $126,301,723)		141,534,060

SHORT-TERM INVESTMENTS:
Investment Companies (36.4%)
Goldman Sachs Financial Square Funds - Government Fund ‡	15,885,093	15,885,093
Goldman Sachs Financial Square Funds - Treasury Obligations Fund ‡	15,880,324	15,880,324
Goldman Sachs Financial Square Funds - Treasury Solutions Fund ‡	15,879,349	15,879,349
JPMorgan Prime Money Market Fund, IM Shares	35,450,162	35,457,252

Total Investment Companies		83,102,018

Total Short-Term Investments (36.4%) (Cost $83,108,167)		83,102,018

Total Investments in Securities (98.4%) (Cost $209,409,890)		224,636,078
Other Assets Less Liabilities (1.6%)		3,622,969

Net Assets (100%)		$228,259,047

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	15,885,093	14,369,148	1,515,945	—	—	—	15,885,093	2,304	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	15,880,324	14,365,390	1,514,934	—	—	—	15,880,324	1,314	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	15,879,349	14,364,244	1,515,105	—	—	—	15,879,349	1,482	—

Total		43,098,782	4,545,984	—	—	—	47,644,766	5,100	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	467	6/2022	EUR	19,750,335	98,745
FTSE 100 Index	140	6/2022	GBP	13,767,578	692,727
Russell 2000 E-Mini Index	132	6/2022	USD	13,638,240	615,693
S&P 500 E-Mini Index	25	6/2022	USD	5,663,437	100,821
S&P Midcap 400 E-Mini Index	74	6/2022	USD	19,900,080	952,483
TOPIX Index	89	6/2022	JPY	14,230,204	1,470,371

					3,930,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$141,534,060	$—	$—	$141,534,060
Futures	3,930,840	—	—	3,930,840
Short-Term Investments
Investment Companies	83,102,018	—	—	83,102,018

Total Assets	$228,566,918	$—	$—	$228,566,918

Total Liabilities	$—	$—	$—	$—

Total	$228,566,918	$—	$—	$228,566,918

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,135,006
Aggregate gross unrealized depreciation	(4,897,275)

Net unrealized appreciation	$17,237,731

Federal income tax cost of investments in securities and derivative instruments, if applicable	$211,329,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Entertainment (0.9%)
Live Nation Entertainment, Inc.*	11,357	$1,336,037

Interactive Media & Services (0.8%)
Twitter, Inc.*	32,513	1,257,928

Media (1.4%)
Discovery, Inc., Class C*	82,001	2,047,565

Total Communication Services		4,641,530

Consumer Discretionary (7.4%)
Auto Components (1.0%)
Aptiv plc*	13,090	1,567,004

Hotels, Restaurants & Leisure (3.5%)
Caesars Entertainment, Inc.*	11,066	856,066
Expedia Group, Inc.*	9,260	1,811,904
Royal Caribbean Cruises Ltd.(x)*	19,381	1,623,740
Yum! Brands, Inc.	7,283	863,254

		5,154,964

Household Durables (0.5%)
Lennar Corp., Class A	8,744	709,751

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	10,258	2,122,995
RH*	2,197	716,420

		2,839,415

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	13,186	677,629

Total Consumer Discretionary		10,948,763

Consumer Staples (4.8%)
Beverages (1.5%)
Coca-Cola Europacific Partners plc	25,743	1,251,367
Constellation Brands, Inc., Class A	4,235	975,405

		2,226,772

Food & Staples Retailing (0.8%)
Performance Food Group Co.*	22,433	1,142,064

Food Products (2.5%)
Archer-Daniels-Midland Co.	16,312	1,472,321
Lamb Weston Holdings, Inc.	12,917	773,858
McCormick & Co., Inc. (Non-Voting)	14,888	1,485,822

		3,732,001

Total Consumer Staples		7,100,837

Energy (6.5%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	21,006	764,828

Oil, Gas & Consumable Fuels (6.0%)
Devon Energy Corp.	41,047	2,427,109
Diamondback Energy, Inc.	11,474	1,572,856
Hess Corp.	27,857	2,981,813
Pioneer Natural Resources Co.	7,756	1,939,233

		8,921,011

Total Energy		9,685,839

Financials (15.0%)
Banks (5.4%)
Citizens Financial Group, Inc.	35,564	1,612,116
East West Bancorp, Inc.	22,201	1,754,323
First Republic Bank	4,914	796,559
M&T Bank Corp.	11,456	1,941,792
Pinnacle Financial Partners, Inc.	13,163	1,212,049
Signature Bank	2,256	662,114

		7,978,953

Capital Markets (2.2%)
Carlyle Group, Inc. (The)	20,890	1,021,730
Raymond James Financial, Inc.	13,291	1,460,814
State Street Corp.	8,314	724,315

		3,206,859

Diversified Financial Services (0.5%)
Apollo Global Management, Inc.	11,451	709,848

Insurance (6.9%)
Alleghany Corp.*	1,529	1,295,063
American Financial Group, Inc.	5,506	801,784
Arch Capital Group Ltd.*	38,081	1,843,882
Arthur J Gallagher & Co.	7,536	1,315,786
Globe Life, Inc.	16,916	1,701,749
Markel Corp.*	416	613,700
Principal Financial Group, Inc.	27,132	1,991,760
Ryan Specialty Group Holdings, Inc., Class A*	17,890	693,953

		10,257,677

Total Financials		22,153,337

Health Care (7.4%)
Biotechnology (0.8%)
Argenx SE (ADR)*	2,542	801,518
Neurocrine Biosciences, Inc.*	4,689	439,594

		1,241,112

Health Care Equipment & Supplies (1.6%)
Cooper Cos., Inc. (The)	3,572	1,491,631
Zimmer Biomet Holdings, Inc.	7,118	910,392

		2,402,023

Health Care Providers & Services (4.0%)
AmerisourceBergen Corp.	17,126	2,649,564
Centene Corp.*	19,570	1,647,598
Guardant Health, Inc.*	12,289	814,023
Quest Diagnostics, Inc.	5,558	760,668

		5,871,853

Pharmaceuticals (1.0%)
Catalent, Inc.*	13,443	1,490,829

Total Health Care		11,005,817

Industrials (15.5%)
Aerospace & Defense (3.5%)
L3Harris Technologies, Inc.	6,578	1,634,436
TransDigm Group, Inc.*	2,826	1,841,252
Woodward, Inc.(x)	13,414	1,675,543

		5,151,231

Airlines (1.9%)
United Airlines Holdings, Inc.(x)*	61,914	2,870,333

Building Products (1.5%)
Allegion plc	9,890	1,085,724
Trane Technologies plc	7,188	1,097,608

		2,183,332

Electrical Equipment (2.3%)
AMETEK, Inc.	16,409	2,185,351
Rockwell Automation, Inc.	4,413	1,235,772

		3,421,123

Machinery (4.9%)
Chart Industries, Inc.*	6,440	1,106,199
Cummins, Inc.	11,088	2,274,260
Fortive Corp.	25,449	1,550,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
IDEX Corp.	4,572	$876,589
ITT, Inc.	19,127	1,438,542

		7,246,197

Road & Rail (0.3%)
Saia, Inc.*	2,076	506,170

Trading Companies & Distributors (1.1%)
Fastenal Co.	27,704	1,645,618

Total Industrials		23,024,004

Information Technology (9.8%)
Communications Equipment (2.9%)
Juniper Networks, Inc.	27,238	1,012,164
Motorola Solutions, Inc.	8,486	2,055,309
Viavi Solutions, Inc.*	78,074	1,255,430

		4,322,903

Electronic Equipment, Instruments & Components (1.5%)
Keysight Technologies, Inc.*	9,137	1,443,372
Vontier Corp.	30,606	777,086

		2,220,458

IT Services (0.3%)
EPAM Systems, Inc.*	1,655	490,890

Semiconductors & Semiconductor Equipment (3.5%)
Marvell Technology, Inc.	21,135	1,515,591
MKS Instruments, Inc.	11,415	1,712,250
ON Semiconductor Corp.*	31,114	1,948,047

		5,175,888

Software (1.6%)
Cadence Design Systems, Inc.*	5,721	940,876
Splunk, Inc.*	9,631	1,431,263

		2,372,139

Total Information Technology		14,582,278

Materials (7.2%)
Chemicals (3.3%)
Ashland Global Holdings, Inc.	26,504	2,608,258
Corteva, Inc.	21,562	1,239,384
PPG Industries, Inc.	8,467	1,109,770

		4,957,412

Construction Materials (1.2%)
Martin Marietta Materials, Inc.	4,448	1,711,991

Containers & Packaging (1.7%)
Ball Corp.	27,882	2,509,380

Metals & Mining (1.0%)
Allegheny Technologies, Inc.*	22,183	595,392
Steel Dynamics, Inc.	10,928	911,723

		1,507,115

Total Materials		10,685,898

Real Estate (10.9%)
Equity Real Estate Investment Trusts (REITs) (10.9%)
Alexandria Real Estate Equities, Inc. (REIT)	11,129	2,239,711
Americold Realty Trust (REIT)	29,903	833,696
AvalonBay Communities, Inc. (REIT)	8,209	2,038,869
CubeSmart (REIT)	13,684	711,978
Duke Realty Corp. (REIT)	10,813	627,803
Equity LifeStyle Properties, Inc. (REIT)	18,972	1,450,979
Essex Property Trust, Inc. (REIT)	4,474	1,545,677
Healthpeak Properties, Inc. (REIT)	41,877	1,437,637
Invitation Homes, Inc. (REIT)	25,067	1,007,192
Ryman Hospitality Properties, Inc. (REIT)*	14,249	1,321,880
Simon Property Group, Inc. (REIT)	10,971	1,443,345
Ventas, Inc. (REIT)	23,714	1,464,577

Total Real Estate		16,123,344

Utilities (9.2%)
Electric Utilities (1.5%)
Xcel Energy, Inc.	30,969	2,235,033

Independent Power and Renewable Electricity Producers (2.3%)
AES Corp. (The)	92,922	2,390,883
NextEra Energy Partners LP	12,426	1,035,832

		3,426,715

Multi-Utilities (4.7%)
Ameren Corp.	22,908	2,147,854
CMS Energy Corp.	23,239	1,625,336
Public Service Enterprise Group, Inc.	26,495	1,854,650
WEC Energy Group, Inc.	13,139	1,311,403

		6,939,243

Water Utilities (0.7%)
American Water Works Co., Inc.	6,036	999,139

Total Utilities		13,600,130

Total Common Stocks (96.8%) (Cost $117,635,178)		143,551,777

SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	1,808,953	1,809,314

Total Short-Term Investment (1.2%) (Cost $1,809,552)		1,809,314

Total Investments in Securities (98.0%) (Cost $119,444,730)		145,361,091
Other Assets Less Liabilities (2.0%)		2,901,220

Net Assets (100%)		$148,262,311

*	Non-income producing.

(x)

All or a portion of security is on loan at March 31, 2022. The Portfolio had loaned securities with a total value of $5,131,563. This was collateralized by $5,230,501 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 4/15/22 – 2/15/50.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,641,530	$—	$—	$4,641,530
Consumer Discretionary	10,948,763	—	—	10,948,763
Consumer Staples	7,100,837	—	—	7,100,837
Energy	9,685,839	—	—	9,685,839
Financials	22,153,337	—	—	22,153,337
Health Care	11,005,817	—	—	11,005,817
Industrials	23,024,004	—	—	23,024,004
Information Technology	14,582,278	—	—	14,582,278
Materials	10,685,898	—	—	10,685,898
Real Estate	16,123,344	—	—	16,123,344
Utilities	13,600,130	—	—	13,600,130
Short-Term Investment
Investment Company	1,809,314	—	—	1,809,314

Total Assets	$145,361,091	$—	$—	$145,361,091

Total Liabilities	$—	$—	$—	$—

Total	$145,361,091	$—	$—	$145,361,091

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,218,157
Aggregate gross unrealized depreciation	(3,391,979)

Net unrealized appreciation	$25,826,178

Federal income tax cost of investments in securities and derivative instruments, if applicable	$119,534,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	41,286	$975,588
Lumen Technologies, Inc.	5,328	60,046
Verizon Communications, Inc.	24,271	1,236,365

		2,271,999

Entertainment (0.4%)
Activision Blizzard, Inc.	4,504	360,815
Electronic Arts, Inc.	1,626	205,705
Live Nation Entertainment, Inc.*	781	91,877
Netflix, Inc.*	2,567	961,573
Take-Two Interactive Software, Inc.*	667	102,545
Walt Disney Co. (The)*	10,526	1,443,746

		3,166,261

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	1,739	4,836,768
Alphabet, Inc., Class C*	1,606	4,485,542
Match Group, Inc.*	1,637	178,007
Meta Platforms, Inc., Class A*	13,350	2,968,506
Twitter, Inc.*	4,623	178,864

		12,647,687

Media (0.3%)
Charter Communications, Inc., Class A*	689	375,863
Comcast Corp., Class A	26,154	1,224,530
Discovery, Inc., Class A(x)*	980	24,422
Discovery, Inc., Class C*	1,756	43,847
Fox Corp., Class A	1,826	72,036
Fox Corp., Class B	843	30,584
Interpublic Group of Cos., Inc. (The)	2,276	80,684
News Corp., Class A	2,260	50,059
News Corp., Class B	700	15,764
Omnicom Group, Inc.	1,208	102,535
Paramount Global, Class B	3,508	132,638

		2,152,962

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	3,394	435,620

Total Communication Services		20,674,529

Consumer Discretionary (3.6%)
Auto Components (0.0%)
Aptiv plc*	1,564	187,227
BorgWarner, Inc.	1,386	53,915

		241,142

Automobiles (0.8%)
Ford Motor Co.	22,741	384,550
General Motors Co.*	8,401	367,460
Tesla, Inc.*	4,840	5,215,584

		5,967,594

Distributors (0.0%)
Genuine Parts Co.	823	103,714
LKQ Corp.	1,550	70,386
Pool Corp.	232	98,101

		272,201

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	237	556,583
Caesars Entertainment, Inc.*	1,236	95,617
Carnival Corp.*	4,676	94,549
Chipotle Mexican Grill, Inc.*	163	257,871
Darden Restaurants, Inc.	738	98,117
Domino’s Pizza, Inc.	210	85,472
Expedia Group, Inc.*	869	170,037
Hilton Worldwide Holdings, Inc.*	1,611	244,453
Las Vegas Sands Corp.*	1,988	77,274
Marriott International, Inc., Class A*	1,582	278,036
McDonald’s Corp.	4,320	1,068,250
MGM Resorts International	2,178	91,345
Norwegian Cruise Line Holdings Ltd.(x)*	2,410	52,731
Penn National Gaming, Inc.*	960	40,723
Royal Caribbean Cruises Ltd.(x)*	1,296	108,579
Starbucks Corp.	6,650	604,950
Wynn Resorts Ltd.*	608	48,482
Yum! Brands, Inc.	1,671	198,064

		4,171,133

Household Durables (0.1%)
DR Horton, Inc.	1,864	138,887
Garmin Ltd.	878	104,140
Lennar Corp., Class A	1,511	122,648
Mohawk Industries, Inc.*	317	39,371
Newell Brands, Inc.	2,189	46,866
NVR, Inc.*	19	84,878
PulteGroup, Inc.	1,438	60,252
Whirlpool Corp.	341	58,918

		655,960

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	2,530	8,247,673
eBay, Inc.	3,619	207,224
Etsy, Inc.*	733	91,097

		8,545,994

Leisure Products (0.0%)
Hasbro, Inc.	750	61,440

Multiline Retail (0.1%)
Dollar General Corp.	1,340	298,324
Dollar Tree, Inc.*	1,301	208,355
Target Corp.	2,770	587,850

		1,094,529

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	361	74,713
AutoZone, Inc.*	119	243,305
Bath & Body Works, Inc.	1,490	71,222
Best Buy Co., Inc.	1,252	113,807
CarMax, Inc.*	935	90,209
Home Depot, Inc. (The)	6,037	1,807,055
Lowe’s Cos., Inc.	3,895	787,530
O’Reilly Automotive, Inc.*	390	267,134
Ross Stores, Inc.	2,043	184,810
TJX Cos., Inc. (The)	6,897	417,820
Tractor Supply Co.	658	153,557
Ulta Beauty, Inc.*	313	124,643

		4,335,805

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	7,379	992,918
PVH Corp.	405	31,027
Ralph Lauren Corp.	268	30,402
Tapestry, Inc.	1,526	56,691
Under Armour, Inc., Class A*	1,091	18,569
Under Armour, Inc., Class C*	1,243	19,341
VF Corp.	1,866	106,101

		1,255,049

Total Consumer Discretionary		26,600,847

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	1,057	70,840
Coca-Cola Co. (The)	22,475	1,393,450
Constellation Brands, Inc., Class A	950	218,804
Molson Coors Beverage Co., Class B	1,089	58,131
Monster Beverage Corp.*	2,172	173,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	7,998	$1,338,705

		3,253,473

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	2,564	1,476,479
Kroger Co. (The)	3,868	221,907
Sysco Corp.	2,934	239,561
Walgreens Boots Alliance, Inc.	4,143	185,482
Walmart, Inc.	8,179	1,218,017

		3,341,446

Food Products (0.3%)
Archer-Daniels-Midland Co.	3,235	291,991
Campbell Soup Co.	1,169	52,102
Conagra Brands, Inc.	2,773	93,090
General Mills, Inc.	3,487	236,140
Hershey Co. (The)	841	182,186
Hormel Foods Corp.	1,631	84,062
J M Smucker Co. (The)	626	84,767
Kellogg Co.	1,479	95,381
Kraft Heinz Co. (The)	4,105	161,696
Lamb Weston Holdings, Inc.	839	50,264
McCormick & Co., Inc. (Non- Voting)	1,444	144,111
Mondelez International, Inc., Class A	8,027	503,935
Tyson Foods, Inc., Class A	1,691	151,564

		2,131,289

Household Products (0.4%)
Church & Dwight Co., Inc.	1,399	139,033
Clorox Co. (The)	711	98,850
Colgate-Palmolive Co.	4,873	369,520
Kimberly-Clark Corp.	1,947	239,792
Procter & Gamble Co. (The)	13,859	2,117,655

		2,964,850

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	1,344	365,998

Tobacco (0.2%)
Altria Group, Inc.	10,541	550,767
Philip Morris International, Inc.	8,960	841,703

		1,392,470

Total Consumer Staples		13,449,526

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	5,236	190,643
Halliburton Co.	5,195	196,735
Schlumberger NV	8,114	335,189

		722,567

Oil, Gas & Consumable Fuels (1.1%)
APA Corp.	2,100	86,793
Chevron Corp.	11,145	1,814,740
ConocoPhillips	7,529	752,900
Coterra Energy, Inc.	4,704	126,867
Devon Energy Corp.	3,640	215,233
Diamondback Energy, Inc.	985	135,024
EOG Resources, Inc.	3,383	403,355
Exxon Mobil Corp.	24,476	2,021,473
Hess Corp.	1,594	170,622
Kinder Morgan, Inc.	11,274	213,191
Marathon Oil Corp.	4,501	113,020
Marathon Petroleum Corp.	3,347	286,169
Occidental Petroleum Corp.	5,130	291,076
ONEOK, Inc.	2,578	182,084
Phillips 66	2,705	233,685
Pioneer Natural Resources Co.	1,313	328,289
Valero Energy Corp.	2,364	240,041
Williams Cos., Inc. (The)	7,025	234,705

		7,849,267

Total Energy		8,571,834

Financials (3.2%)
Banks (1.1%)
Bank of America Corp.	41,097	1,694,018
Citigroup, Inc.	11,473	612,658
Citizens Financial Group, Inc.	2,464	111,693
Comerica, Inc.	756	68,365
Fifth Third Bancorp	3,953	170,137
First Republic Bank	1,036	167,936
Huntington Bancshares, Inc.	8,312	121,521
JPMorgan Chase & Co.	17,086	2,329,164
KeyCorp	5,370	120,181
M&T Bank Corp.	744	126,108
People’s United Financial, Inc.	2,474	49,455
PNC Financial Services Group, Inc. (The)	2,428	447,845
Regions Financial Corp.	5,446	121,228
Signature Bank	363	106,537
SVB Financial Group*	340	190,213
Truist Financial Corp.	7,718	437,611
US Bancorp	7,808	414,995
Wells Fargo & Co.	22,466	1,088,702
Zions Bancorp NA	877	57,496

		8,435,863

Capital Markets (0.8%)
Ameriprise Financial, Inc.	641	192,531
Bank of New York Mellon Corp. (The)	4,277	212,267
BlackRock, Inc.	824	629,676
Cboe Global Markets, Inc.	617	70,597
Charles Schwab Corp. (The)	8,692	732,823
CME Group, Inc.	2,078	494,273
FactSet Research Systems, Inc.	219	95,079
Franklin Resources, Inc.	1,626	45,398
Intercontinental Exchange, Inc.	3,248	429,126
Invesco Ltd.	1,973	45,497
MarketAxess Holdings, Inc.	220	74,844
Moody’s Corp.	935	315,478
Morgan Stanley	8,196	716,330
MSCI, Inc.	470	236,354
Nasdaq, Inc.	677	120,641
Northern Trust Corp.	1,201	139,856
Raymond James Financial, Inc.	1,080	118,703
S&P Global, Inc.	2,048	840,049
State Street Corp.	2,116	184,346
T. Rowe Price Group, Inc.	1,325	200,327

		5,894,195

Consumer Finance (0.2%)
American Express Co.	3,556	664,972
Capital One Financial Corp.	2,393	314,177
Discover Financial Services	1,665	183,467
Synchrony Financial	3,014	104,917

		1,267,533

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	10,588	3,736,611

Insurance (0.6%)
Aflac, Inc.	3,469	223,369
Allstate Corp. (The)	1,622	224,663
American International Group, Inc.	4,800	301,296
Aon plc, Class A	1,242	404,433
Arthur J Gallagher & Co.	1,205	210,393
Assurant, Inc.	329	59,822
Brown & Brown, Inc.	1,356	97,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Ltd.	2,490	$532,611
Cincinnati Financial Corp.	866	117,741
Everest Re Group Ltd.	228	68,715
Globe Life, Inc.	537	54,022
Hartford Financial Services Group, Inc. (The)	1,936	139,024
Lincoln National Corp.	963	62,942
Loews Corp.	1,134	73,506
Marsh & McLennan Cos., Inc.	2,919	497,456
MetLife, Inc.	4,057	285,126
Principal Financial Group, Inc.	1,405	103,141
Progressive Corp. (The)	3,379	385,172
Prudential Financial, Inc.	2,185	258,201
Travelers Cos., Inc. (The)	1,394	254,726
W R Berkley Corp.	1,211	80,641
Willis Towers Watson plc	706	166,771

		4,601,769

Total Financials		23,935,971

Health Care (4.1%)
Biotechnology (0.6%)
AbbVie, Inc.	10,221	1,656,926
Amgen, Inc.	3,257	787,608
Biogen, Inc.*	849	178,799
Gilead Sciences, Inc.	7,252	431,132
Incyte Corp.*	1,088	86,409
Moderna, Inc.*	2,039	351,238
Regeneron Pharmaceuticals, Inc.*	617	430,925
Vertex Pharmaceuticals, Inc.*	1,472	384,148

		4,307,185

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	10,223	1,209,994
ABIOMED, Inc.*	263	87,116
Align Technology, Inc.*	424	184,864
Baxter International, Inc.	2,895	224,478
Becton Dickinson and Co.	1,646	437,836
Boston Scientific Corp.*	8,239	364,905
Cooper Cos., Inc. (The)	285	119,013
Dentsply Sirona, Inc.	1,264	62,214
Dexcom, Inc.*	560	286,496
Edwards Lifesciences Corp.*	3,610	424,969
Hologic, Inc.*	1,445	111,005
IDEXX Laboratories, Inc.*	490	268,060
Intuitive Surgical, Inc.*	2,068	623,874
Medtronic plc	7,774	862,525
ResMed, Inc.	845	204,921
STERIS plc	579	139,985
Stryker Corp.	1,941	518,927
Teleflex, Inc.	271	96,159
Zimmer Biomet Holdings, Inc.	1,208	154,503

		6,381,844

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	871	134,752
Anthem, Inc.	1,403	689,182
Cardinal Health, Inc.	1,602	90,833
Centene Corp.*	3,374	284,057
Cigna Corp.	1,867	447,352
CVS Health Corp.	7,588	767,982
DaVita, Inc.*	356	40,267
HCA Healthcare, Inc.	1,385	347,109
Henry Schein, Inc.*	802	69,926
Humana, Inc.	743	323,331
Laboratory Corp. of America Holdings*	538	141,849
McKesson Corp.	866	265,109
Molina Healthcare, Inc.*	338	112,753
Quest Diagnostics, Inc.	688	94,160
UnitedHealth Group, Inc.	5,445	2,776,787
Universal Health Services, Inc., Class B	423	61,314

		6,646,763

Health Care Technology (0.0%)
Cerner Corp.	1,766	165,227

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	1,737	229,857
Bio-Rad Laboratories, Inc., Class A*	125	70,404
Bio-Techne Corp.	227	98,300
Charles River Laboratories International, Inc.*	292	82,919
Danaher Corp.	3,679	1,079,161
Illumina, Inc.*	904	315,857
IQVIA Holdings, Inc.*	1,104	255,256
Mettler-Toledo International, Inc.*	133	182,634
PerkinElmer, Inc.	730	127,356
Thermo Fisher Scientific, Inc.	2,278	1,345,501
Waters Corp.*	353	109,568
West Pharmaceutical Services, Inc.	428	175,784

		4,072,597

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	12,602	920,324
Catalent, Inc.*	1,035	114,782
Eli Lilly and Co.	4,590	1,314,438
Johnson & Johnson	15,220	2,697,441
Merck & Co., Inc.	14,604	1,198,258
Organon & Co.	1,466	51,207
Pfizer, Inc.	32,451	1,679,988
Viatris, Inc.	6,992	76,073
Zoetis, Inc.	2,735	515,794

		8,568,305

Total Health Care		30,141,921

Industrials (2.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	3,168	606,672
General Dynamics Corp.	1,333	321,493
Howmet Aerospace, Inc.	2,194	78,852
Huntington Ingalls Industries, Inc.	232	46,270
L3Harris Technologies, Inc.	1,134	281,765
Lockheed Martin Corp.	1,401	618,401
Northrop Grumman Corp.	848	379,243
Raytheon Technologies Corp.	8,628	854,776
Textron, Inc.	1,274	94,760
TransDigm Group, Inc.*	305	198,720

		3,480,952

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	752	80,998
Expeditors International of Washington, Inc.	979	100,994
FedEx Corp.	1,409	326,028
United Parcel Service, Inc., Class B	4,216	904,163

		1,412,183

Airlines (0.1%)
Alaska Air Group, Inc.*	728	42,231
American Airlines Group, Inc.*	3,745	68,346
Delta Air Lines, Inc.*	3,700	146,409
Southwest Airlines Co.*	3,425	156,865
United Airlines Holdings, Inc.(x)*	1,872	86,786

		500,637

Building Products (0.1%)
A O Smith Corp.	760	48,556
Allegion plc	519	56,976
Carrier Global Corp.	4,946	226,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	785	$58,310
Johnson Controls International plc	4,062	266,345
Masco Corp.	1,387	70,737
Trane Technologies plc	1,350	206,145

		933,942

Commercial Services & Supplies (0.1%)
Cintas Corp.	510	216,949
Copart, Inc.*	1,234	154,830
Republic Services, Inc.	1,207	159,928
Rollins, Inc.	1,309	45,880
Waste Management, Inc.	2,225	352,662

		930,249

Construction & Engineering (0.0%)
Quanta Services, Inc.	824	108,447

Electrical Equipment (0.1%)
AMETEK, Inc.	1,337	178,062
Eaton Corp. plc	2,304	349,655
Emerson Electric Co.	3,434	336,704
Generac Holdings, Inc.*	365	108,500
Rockwell Automation, Inc.	672	188,180

		1,161,101

Industrial Conglomerates (0.3%)
3M Co.	3,302	491,602
General Electric Co.	6,356	581,574
Honeywell International, Inc.	3,965	771,510
Roper Technologies, Inc.	610	288,060

		2,132,746

Machinery (0.4%)
Caterpillar, Inc.	3,127	696,758
Cummins, Inc.	823	168,805
Deere & Co.	1,621	673,461
Dover Corp.	832	130,541
Fortive Corp.	2,073	126,308
IDEX Corp.	440	84,361
Illinois Tool Works, Inc.	1,651	345,719
Ingersoll Rand, Inc.	2,356	118,625
Nordson Corp.	313	71,076
Otis Worldwide Corp.	2,457	189,066
PACCAR, Inc.	2,008	176,845
Parker-Hannifin Corp.	743	210,834
Pentair plc	957	51,879
Snap-on, Inc.	309	63,493
Stanley Black & Decker, Inc.	943	131,822
Westinghouse Air Brake Technologies Corp.	1,080	103,864
Xylem, Inc.	1,043	88,926

		3,432,383

Professional Services (0.1%)
Equifax, Inc.	705	167,156
Jacobs Engineering Group, Inc.	747	102,944
Leidos Holdings, Inc.	811	87,604
Nielsen Holdings plc	2,074	56,496
Robert Half International, Inc.	633	72,276
Verisk Analytics, Inc.	932	200,035

		686,511

Road & Rail (0.3%)
CSX Corp.	12,823	480,221
JB Hunt Transport Services, Inc.	486	97,584
Norfolk Southern Corp.	1,386	395,315
Old Dominion Freight Line, Inc.	539	160,989
Union Pacific Corp.	3,682	1,005,959

		2,140,068

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,328	197,683
United Rentals, Inc.*	419	148,833
WW Grainger, Inc.	250	128,948

		475,464

Total Industrials		17,394,683

Information Technology (8.4%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	1,297	180,257
Cisco Systems, Inc.	24,384	1,359,652
F5, Inc.*	351	73,342
Juniper Networks, Inc.	1,880	69,861
Motorola Solutions, Inc.	976	236,387

		1,919,499

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,463	260,937
CDW Corp.	785	140,429
Corning, Inc.	4,319	159,414
IPG Photonics Corp.*	206	22,611
Keysight Technologies, Inc.*	1,058	167,132
TE Connectivity Ltd.	1,882	246,504
Teledyne Technologies, Inc.*	270	127,610
Trimble, Inc.*	1,451	104,675
Zebra Technologies Corp., Class A*	307	127,006

		1,356,318

IT Services (1.3%)
Accenture plc, Class A	3,654	1,232,238
Akamai Technologies, Inc.*	939	112,107
Automatic Data Processing, Inc.	2,428	552,467
Broadridge Financial Solutions, Inc.	675	105,104
Cognizant Technology Solutions Corp., Class A	3,037	272,328
DXC Technology Co.*	1,413	46,106
EPAM Systems, Inc.*	328	97,288
Fidelity National Information Services, Inc.	3,521	353,579
Fiserv, Inc.*	3,435	348,309
FleetCor Technologies, Inc.*	469	116,809
Gartner, Inc.*	475	141,294
Global Payments, Inc.	1,646	225,239
International Business Machines Corp.	5,185	674,154
Jack Henry & Associates, Inc.	421	82,958
Mastercard, Inc., Class A	4,990	1,783,326
Paychex, Inc.	1,856	253,288
PayPal Holdings, Inc.*	6,735	778,903
VeriSign, Inc.*	559	124,355
Visa, Inc., Class A	9,588	2,126,331

		9,426,183

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	9,452	1,033,482
Analog Devices, Inc.	3,037	501,652
Applied Materials, Inc.	5,134	676,661
Broadcom, Inc.	2,387	1,503,046
Enphase Energy, Inc.*	774	156,178
Intel Corp.	23,542	1,166,742
KLA Corp.	871	318,838
Lam Research Corp.	807	433,851
Microchip Technology, Inc.	3,214	241,500
Micron Technology, Inc	6,474	504,260
Monolithic Power Systems, Inc.	250	121,420
NVIDIA Corp.	14,454	3,943,918
NXP Semiconductors NV	1,537	284,468
Qorvo, Inc.*	627	77,811
QUALCOMM, Inc.	6,516	995,775
Skyworks Solutions, Inc.	948	126,349
SolarEdge Technologies, Inc.*	304	98,000
Teradyne, Inc.	942	111,373

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	5,339	$979,600

		13,274,924

Software (2.7%)
Adobe, Inc.*	2,727	1,242,476
ANSYS, Inc.*	504	160,096
Autodesk, Inc.*	1,272	272,653
Cadence Design Systems, Inc.*	1,602	263,465
Ceridian HCM Holding, Inc.*	791	54,073
Citrix Systems, Inc.	721	72,749
Fortinet, Inc.*	785	268,266
Intuit, Inc.	1,637	787,135
Microsoft Corp.	43,343	13,363,080
NortonLifeLock, Inc.	3,364	89,213
Oracle Corp.	9,109	753,588
Paycom Software, Inc.*	278	96,294
PTC, Inc.*	609	65,601
salesforce.com, Inc.*	5,695	1,209,162
ServiceNow, Inc.*	1,156	643,765
Synopsys, Inc.*	887	295,610
Tyler Technologies, Inc.*	237	105,439

		19,742,665

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	89,633	15,650,818
Hewlett Packard Enterprise Co.	7,478	124,957
HP, Inc.	6,260	227,238
NetApp, Inc.	1,285	106,655
Seagate Technology Holdings plc	1,164	104,644
Western Digital Corp.*	1,809	89,817

		16,304,129

Total Information Technology		62,023,718

Materials (0.8%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	1,282	320,385
Albemarle Corp.	676	149,497
Celanese Corp.	625	89,294
CF Industries Holdings, Inc.	1,240	127,794
Corteva, Inc.	4,203	241,588
Dow, Inc.	4,254	271,065
DuPont de Nemours, Inc.	2,965	218,165
Eastman Chemical Co.	746	83,597
Ecolab, Inc.	1,441	254,423
FMC Corp.	733	96,441
International Flavors & Fragrances, Inc.	1,472	193,318
Linde plc	2,963	946,471
LyondellBasell Industries NV, Class A	1,520	156,286
Mosaic Co. (The)	2,142	142,443
PPG Industries, Inc.	1,373	179,959
Sherwin-Williams Co. (The)	1,395	348,220

		3,818,946

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	361	138,945
Vulcan Materials Co.	767	140,898

		279,843

Containers & Packaging (0.1%)
Amcor plc	8,752	99,160
Avery Dennison Corp.	479	83,332
Ball Corp.	1,873	168,570
International Paper Co.	2,239	103,330
Packaging Corp. of America	549	85,704
Sealed Air Corp.	857	57,385
Westrock Co.	1,522	71,580

		669,061

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	8,488	422,193
Newmont Corp.	4,610	366,265
Nucor Corp.	1,573	233,826

		1,022,284

Total Materials		5,790,134

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	841	169,251
American Tower Corp. (REIT)	2,633	661,462
AvalonBay Communities, Inc. (REIT)	808	200,683
Boston Properties, Inc. (REIT)	822	105,874
Crown Castle International Corp. (REIT)	2,499	461,315
Digital Realty Trust, Inc. (REIT)	1,641	232,694
Duke Realty Corp. (REIT)	2,202	127,848
Equinix, Inc. (REIT)	521	386,384
Equity Residential (REIT)	1,976	177,682
Essex Property Trust, Inc. (REIT)	377	130,246
Extra Space Storage, Inc. (REIT)	774	159,134
Federal Realty Investment Trust (REIT)	409	49,927
Healthpeak Properties, Inc. (REIT)	3,118	107,041
Host Hotels & Resorts, Inc. (REIT)	4,128	80,207
Iron Mountain, Inc. (REIT)	1,674	92,756
Kimco Realty Corp. (REIT)	3,565	88,056
Mid-America Apartment Communities, Inc. (REIT)	667	139,703
Prologis, Inc. (REIT)	4,278	690,812
Public Storage (REIT)	882	344,227
Realty Income Corp. (REIT)	3,271	226,680
Regency Centers Corp. (REIT)	891	63,564
SBA Communications Corp. (REIT)	629	216,439
Simon Property Group, Inc. (REIT)	1,900	249,964
UDR, Inc. (REIT)	1,729	99,193
Ventas, Inc. (REIT)	2,308	142,542
Vornado Realty Trust (REIT)	919	41,649
Welltower, Inc. (REIT)	2,517	241,984
Weyerhaeuser Co. (REIT)	4,321	163,766

		5,851,083

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	1,935	177,091

Total Real Estate		6,028,174

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,447	90,409
American Electric Power Co., Inc.	2,912	290,530
Constellation Energy Corp.	1,888	106,200
Duke Energy Corp.	4,447	496,552
Edison International	2,196	153,940
Entergy Corp.	1,162	135,663
Evergy, Inc.	1,326	90,619
Eversource Energy	1,988	175,322
Exelon Corp.	5,663	269,729
FirstEnergy Corp.	3,297	151,200
NextEra Energy, Inc.	11,344	960,950
NRG Energy, Inc.	1,416	54,318
Pinnacle West Capital Corp.	652	50,921
PPL Corp.	4,340	123,950
Southern Co. (The)	6,127	444,269
Xcel Energy, Inc.	3,114	224,737

		3,819,309

Gas Utilities (0.0%)
Atmos Energy Corp.	783	93,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	3,855	$99,189

Multi-Utilities (0.3%)
Ameren Corp.	1,489	139,609
CenterPoint Energy, Inc.	3,636	111,407
CMS Energy Corp.	1,675	117,149
Consolidated Edison, Inc.	2,045	193,621
Dominion Energy, Inc.	4,683	397,914
DTE Energy Co.	1,120	148,075
NiSource, Inc.	2,270	72,186
Public Service Enterprise Group, Inc.	2,923	204,610
Sempra Energy	1,846	310,350
WEC Energy Group, Inc.	1,824	182,053

		1,876,974

Water Utilities (0.0%)
American Water Works Co., Inc.	1,050	173,807

Total Utilities		6,062,840

Total Common Stocks (29.8%) (Cost $133,751,101)		220,674,177

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (41.4%)
U.S. Treasury Notes 0.625%, 5/15/30	$352,010,000	307,075,818

Total Long-Term Debt Securities (41.4%) (Cost $320,654,004)		307,075,818

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (25.4%)
Goldman Sachs Financial Square Funds - Government Fund ‡	36,227,286	36,227,286
Goldman Sachs Financial Square Funds - Treasury Obligations Fund ‡	35,488,754	35,488,754
Goldman Sachs Financial Square Funds - Treasury Solutions Fund ‡	35,118,287	35,118,287
JPMorgan Prime Money Market Fund, IM Shares	81,762,943	81,779,295

Total Investment Companies		188,613,622

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $5,932, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $6,558. (xx)	$ 5,931	5,931
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $63,029, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $64,290. (xx)	$ 63,028	$63,028

Total Repurchase Agreements		68,959

Total Short-Term Investments (25.4%) (Cost $188,673,327)		188,682,581

Total Investments in Securities (96.6%) (Cost $643,078,432)		716,432,576
Other Assets Less Liabilities (3.4%)		24,923,830

Net Assets (100%)		$741,356,406

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $232,187. This was collateralized by $165,233 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 4/15/22 – 2/15/50 and by cash of $68,959 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	36,227,286	37,911,152	—	(1,683,866)	—	—	36,227,286	5,542	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	35,488,754	37,138,255	—	(1,649,501)	—	—	35,488,754	3,046	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	35,118,287	36,750,607	—	(1,632,320)	—	—	35,118,287	3,396	—

Total		111,800,014	—	(4,965,687)	—	—	106,834,327	11,984	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,307	6/2022	EUR	55,275,562	265,914
FTSE 100 Index	383	6/2022	GBP	37,664,159	1,802,900
Russell 2000 E-Mini Index	364	6/2022	USD	37,608,480	1,543,187
S&P Midcap 400 E-Mini Index	206	6/2022	USD	55,397,520	2,477,126
TOPIX Index	244	6/2022	JPY	39,013,143	3,714,428

					9,803,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$20,674,529	$—	$—	$20,674,529
Consumer Discretionary	26,600,847	—	—	26,600,847
Consumer Staples	13,449,526	—	—	13,449,526
Energy	8,571,834	—	—	8,571,834
Financials	23,935,971	—	—	23,935,971
Health Care	30,141,921	—	—	30,141,921
Industrials	17,394,683	—	—	17,394,683
Information Technology	62,023,718	—	—	62,023,718
Materials	5,790,134	—	—	5,790,134
Real Estate	6,028,174	—	—	6,028,174
Utilities	6,062,840	—	—	6,062,840
Futures	9,803,555	—	—	9,803,555
Short-Term Investments
Investment Companies	188,613,622	—	—	188,613,622
Repurchase Agreements	—	68,959	—	68,959
U.S. Treasury Obligation	—	307,075,818	—	307,075,818

Total Assets	$419,091,354	$307,144,777	$—	$726,236,131

Total Liabilities	$—	$—	$—	$—

Total	$419,091,354	$307,144,777	$—	$726,236,131

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,494,226
Aggregate gross unrealized depreciation	(17,600,195)

Net unrealized appreciation	$77,894,031

Federal income tax cost of investments in securities and derivative instruments, if applicable	$648,342,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Financials (0.1%)
Diversified Financial Services (0.1%)
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	$5,979,000	$6,113,017
Series NN
3.250%, 6/15/25	2,500,000	2,548,822

		8,661,839

Total Financials		8,661,839

Total Corporate Bond		8,661,839

U.S. Government Agency Securities (50.6%)
FFCB
0.125%, 4/13/23	35,000,000	34,411,815
0.125%, 5/10/23	29,850,000	29,290,056
0.125%, 6/14/23	30,000,000	29,365,575
2.875%, 7/17/23	20,000,000	20,233,186
1.600%, 8/14/23	20,000,000	19,891,362
0.300%, 9/1/23	10,000,000	9,747,560
0.290%, 11/2/23	10,000,000	9,704,167
0.310%, 11/30/23	10,000,000	9,687,971
0.250%, 2/26/24	35,370,000	34,044,683
0.350%, 5/16/24	10,000,000	9,587,425
0.390%, 6/17/24	10,000,000	9,577,013
0.470%, 8/19/24	10,000,000	9,558,367
0.440%, 11/4/24	10,000,000	9,466,513
0.300%, 11/12/24	5,000,000	4,717,029
1.750%, 2/14/25	31,505,000	30,829,404
0.680%, 8/4/25	30,000,000	28,099,599
0.570%, 8/12/25	10,000,000	9,360,242
0.600%, 11/24/25	15,000,000	13,975,504
0.680%, 1/13/27	5,000,000	4,567,718
0.700%, 1/27/27	15,000,000	13,728,189
1.040%, 1/25/29	15,000,000	13,413,379
1.230%, 7/29/30	5,000,000	4,421,578
1.240%, 9/3/30	10,000,000	8,728,566
1.380%, 1/14/31	30,000,000	26,501,679
1.990%, 3/17/31	10,000,000	9,217,941
FHLB
0.125%, 6/2/23	45,500,000	44,508,728
2.125%, 6/9/23	25,000,000	25,064,323
3.250%, 6/9/23	10,000,000	10,159,659
0.125%, 8/28/23	40,000,000	38,893,656
3.375%, 9/8/23	50,000,000	50,927,140
0.250%, 12/8/23	10,000,000	9,671,543
2.500%, 2/13/24	51,865,000	52,091,479
2.125%, 2/28/24	16,445,000	16,394,395
0.375%, 3/15/24	50,000,000	48,142,315
2.875%, 6/14/24	13,085,000	13,210,916
1.500%, 8/15/24	47,875,000	46,887,640
2.875%, 9/13/24	46,180,000	46,681,861
2.750%, 12/13/24	40,000,000	40,309,200
1.250%, 1/27/25	25,000,000	24,132,395
2.375%, 3/14/25	10,000,000	9,977,225
0.500%, 4/14/25	41,290,000	38,941,615
0.500%, 6/13/25	20,000,000	18,765,820
3.125%, 6/13/25	10,000,000	10,184,390
0.375%, 9/4/25	56,620,000	52,650,191
0.550%, 1/20/26	5,000,000	4,635,341
0.625%, 1/22/26	25,000,000	23,175,802
0.650%, 1/28/26	15,000,000	13,952,828
0.700%, 1/28/26	20,000,000	18,639,020
0.600%, 2/12/26	10,000,000	9,277,313
0.680%, 2/24/26	5,000,000	4,638,051
0.750%, 2/24/26	25,000,000	24,010,680
0.650%, 2/26/26	10,000,000	9,288,351
1.875%, 9/11/26	24,000,000	23,334,799
0.830%, 2/10/27	10,000,000	9,179,692
0.900%, 2/26/27	10,000,000	9,208,210
1.100%, 2/25/28	15,000,000	13,599,585
3.250%, 6/9/28	25,000,000	25,962,497
1.000%, 8/16/28	5,000,000	4,502,482
3.250%, 11/16/28(x)	66,335,000	69,416,559
FHLMC
0.375%, 4/20/23	25,000,000	24,624,472
0.375%, 5/5/23	25,000,000	24,604,405
2.750%, 6/19/23	50,000,000	50,510,765
0.250%, 6/26/23	8,960,000	8,773,240
0.250%, 8/24/23	15,710,000	15,290,623
0.250%, 9/8/23	11,315,000	11,046,136
0.125%, 10/16/23	3,785,000	3,669,509
0.320%, 11/2/23	20,000,000	19,419,632
0.250%, 11/6/23	100,000,000	97,035,610
0.300%, 11/16/23	10,000,000	9,697,560
0.250%, 12/4/23	42,055,000	40,730,751
0.360%, 5/15/24	10,000,000	9,585,380
0.450%, 11/25/24	10,000,000	9,482,240
1.500%, 2/12/25	60,000,000	58,395,378
0.375%, 7/21/25	7,225,000	6,739,890
0.600%, 8/12/25	10,000,000	9,335,813
0.375%, 9/23/25	68,490,000	63,596,026
0.600%, 9/30/25	20,000,000	18,691,766
0.600%, 10/15/25	10,905,000	10,169,614
0.600%, 11/12/25	5,000,000	4,639,902
0.640%, 11/24/25	15,000,000	13,939,893
0.625%, 11/25/25	10,000,000	9,296,295
0.620%, 12/1/25	15,000,000	13,981,370
0.750%, 6/23/26	15,000,000	13,839,680
6.750%, 9/15/29(x)	20,000,000	25,899,840
FNMA
0.250%, 5/22/23	50,000,000	49,066,560
0.250%, 7/10/23	9,090,000	8,883,262
2.875%, 9/12/23	20,000,000	20,212,512
0.310%, 11/16/23	10,000,000	9,700,845
0.250%, 11/27/23	25,430,000	24,649,500
2.500%, 2/5/24	111,045,000	111,748,037
1.750%, 7/2/24(x)	50,000,000	49,342,080
2.625%, 9/6/24	85,000,000	85,502,953
1.625%, 10/15/24	65,050,000	63,772,281
1.625%, 1/7/25	83,600,000	81,696,537
0.625%, 4/22/25	21,380,000	20,193,551
0.500%, 6/17/25	20,000,000	18,734,552
0.375%, 8/25/25	127,500,000	118,735,522
0.580%, 10/20/25	20,000,000	18,655,762
0.560%, 10/22/25	10,000,000	9,268,757
0.540%, 10/27/25	10,000,000	9,273,230
0.600%, 10/29/25	10,000,000	9,298,687
0.500%, 11/7/25(x)	23,385,000	21,786,986
0.560%, 11/17/25	10,000,000	9,309,896
0.650%, 12/10/25	10,000,000	9,273,838
0.650%, 12/17/25	10,000,000	9,323,362
2.125%, 4/24/26	119,485,000	117,800,214
1.875%, 9/24/26	120,000,000	117,101,088
0.875%, 12/18/26	10,000,000	9,221,265
0.750%, 10/8/27(x)	80,000,000	72,878,944
7.125%, 1/15/30	40,000,000	52,818,932
0.875%, 8/5/30	80,000,000	69,838,232
6.625%, 11/15/30	20,000,000	26,211,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	$20,000,000	$20,077,458
3.000%, 6/30/25	6,301,000	6,372,457
State of Israel AID Bonds
5.500%, 9/18/23	20,000,000	20,940,292
5.500%, 4/26/24	27,579,000	29,230,819
Tennessee Valley Authority
2.875%, 9/15/24	20,000,000	20,202,924
0.750%, 5/15/25	8,330,000	7,892,181
6.750%, 11/1/25	15,779,000	18,013,401
2.875%, 2/1/27	48,000,000	48,676,814
1.500%, 9/15/31	10,420,000	9,319,068

Total U.S. Government Agency Securities		3,240,562,675

U.S. Treasury Obligations (39.8%)
U.S. Treasury Bonds
6.250%, 8/15/23	1,000,000	1,056,741
U.S. Treasury Notes
0.125%, 4/30/23	20,000,000	19,645,970
1.625%, 4/30/23	6,000,000	5,988,725
1.750%, 5/15/23	12,500,000	12,484,715
0.125%, 5/31/23	50,000,000	48,987,390
1.625%, 5/31/23	7,500,000	7,476,715
0.125%, 6/30/23	10,000,000	9,778,245
1.375%, 6/30/23	25,000,000	24,827,595
0.125%, 8/15/23	30,000,000	29,225,325
1.375%, 8/31/23	3,125,000	3,095,667
0.250%, 9/30/23	50,000,000	48,637,810
0.125%, 10/15/23	25,000,000	24,241,597
0.250%, 11/15/23	30,000,000	29,082,393
2.750%, 11/15/23	11,500,000	11,601,889
0.500%, 11/30/23	50,000,000	48,626,960
2.125%, 11/30/23	18,000,000	17,981,622
2.250%, 12/31/23	31,000,000	31,010,091
2.250%, 1/31/24	33,000,000	32,981,847
2.500%, 1/31/24	9,000,000	9,034,425
2.125%, 2/29/24	33,000,000	32,900,815
2.375%, 2/29/24	5,000,000	5,008,254
2.125%, 3/31/24	40,000,000	39,854,032
2.000%, 4/30/24	35,000,000	34,751,749
0.250%, 5/15/24	20,000,000	19,130,578
2.500%, 5/15/24	28,000,000	28,077,966
2.000%, 5/31/24	38,000,000	37,703,703
2.000%, 6/30/24	19,000,000	18,839,252
1.750%, 7/31/24	23,500,000	23,149,836
2.375%, 8/15/24	53,000,000	52,929,494
1.250%, 8/31/24	22,000,000	21,393,284
1.875%, 8/31/24	25,000,000	24,669,440
1.500%, 9/30/24	18,000,000	17,589,420
2.125%, 9/30/24	7,000,000	6,945,045
2.250%, 10/31/24	4,000,000	3,978,493
2.250%, 11/15/24	25,000,000	24,857,750
1.500%, 11/30/24	7,000,000	6,825,095
1.750%, 12/31/24	30,000,000	29,417,247
2.250%, 12/31/24	22,000,000	21,870,594
1.375%, 1/31/25	30,000,000	29,103,720
2.000%, 2/15/25	13,000,000	12,826,973
2.125%, 5/15/25	57,000,000	56,360,340
0.250%, 6/30/25	50,000,000	46,501,225
2.875%, 7/31/25	13,000,000	13,155,295
2.000%, 8/15/25	30,000,000	29,501,964
0.250%, 10/31/25	10,000,000	9,230,533
0.375%, 11/30/25	5,000,000	4,627,545
0.375%, 12/31/25	80,000,000	73,951,464
0.375%, 1/31/26	55,000,000	50,737,747
1.625%, 2/15/26	20,000,000	19,353,140
0.500%, 2/28/26	10,000,000	9,256,672
0.750%, 3/31/26	65,000,000	60,683,512
0.750%, 4/30/26	20,000,000	18,649,876
1.625%, 5/15/26	27,000,000	26,081,031
0.750%, 5/31/26	73,000,000	67,968,935
2.125%, 5/31/26	9,000,000	8,869,929
0.875%, 6/30/26	80,000,000	74,809,552
0.625%, 7/31/26	10,000,000	9,239,461
1.500%, 8/15/26	90,500,000	86,826,913
1.375%, 8/31/26	16,615,000	15,856,597
0.875%, 9/30/26	45,000,000	41,940,185
1.625%, 9/30/26	25,000,000	24,099,190
2.000%, 11/15/26	51,000,000	49,942,765
0.625%, 3/31/27	20,000,000	18,308,038
0.500%, 5/31/27	20,000,000	18,123,204
0.500%, 8/31/27	50,000,000	45,089,210
0.500%, 10/31/27	35,000,000	31,457,776
2.250%, 11/15/27	43,500,000	43,049,723
0.625%, 12/31/27	15,000,000	13,538,038
2.750%, 2/15/28	26,600,000	27,042,185
1.250%, 3/31/28	30,000,000	28,014,264
1.250%, 4/30/28	5,000,000	4,662,837
2.875%, 5/15/28	16,000,000	16,388,408
2.875%, 8/15/28	33,000,000	33,844,605
1.250%, 9/30/28	30,000,000	27,872,334
3.125%, 11/15/28	47,500,000	49,500,667
2.625%, 2/15/29	52,000,000	52,680,623
2.375%, 5/15/29	67,000,000	66,874,375
1.625%, 8/15/29	17,500,000	16,609,961
1.500%, 2/15/30	32,400,000	30,398,957
0.625%, 5/15/30	40,000,000	34,893,988
0.625%, 8/15/30	76,500,000	66,483,281
0.875%, 11/15/30	46,000,000	40,768,259
1.125%, 2/15/31	79,600,000	71,911,157
1.625%, 5/15/31	15,000,000	14,131,906
1.250%, 8/15/31(x)	55,000,000	50,015,410
1.375%, 11/15/31	41,000,000	37,623,908
1.875%, 2/15/32	10,000,000	9,601,560

Total U.S. Treasury Obligations		2,554,117,007

Total Long-Term Debt Securities (90.5%) (Cost $6,018,957,710) .		5,803,341,521

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.5%)
Schwab Intermediate-Term U.S. Treasury ETF	950,000	50,587,500
Schwab Short-Term U.S. Treasury ETF(x)	950,000	47,063,000
Vanguard Intermediate-Term Treasury ETF(x)	3,900,000	245,349,000
Vanguard Short-Term Treasury ETF(x)	3,400,000	201,484,000

Total Exchange Traded Funds (8.5%) (Cost $543,978,750)		544,483,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $1,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%- 3.125%, maturing 4/21/22-5/15/50; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $6,042,828, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $6,163,642. (xx)	6,042,786	6,042,786
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $7,600,665, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23- 8/15/48; total market value $8,404,070. (xx) .	7,600,000	7,600,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $7,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%- 2.500%, maturing 7/31/23-2/15/50; total market value $7,140,121. (xx)	7,000,000	7,000,000
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $13,000,683, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%- 6.750%, maturing 5/19/22-2/15/50; total market value $13,260,002. (xx)	13,000,000	13,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $10,000,106, collateralized by various Common Stocks; total market value $11,112,029. (xx)	10,000,000	10,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $10,000,111, collateralized by various Common Stocks; total market value $11,581,883. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		54,642,786

Total Short-Term Investments (0.9%) (Cost $54,642,786)		54,642,786

Total Investments in Securities (99.9%) (Cost $6,617,579,246)		6,402,467,807
Other Assets Less Liabilities (0.1%)		7,540,850

Net Assets (100%)		$6,410,008,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $56,268,758. This was collateralized by $2,626,237 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.375%, maturing 1/15/25 – 2/15/51 and by cash of $54,642,786 which was subsequently invested in joint repurchase agreements.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bond
Financials	$—	$8,661,839	$—	$8,661,839
Exchange Traded Funds	544,483,500	—	—	544,483,500
Short-Term Investments
Repurchase Agreements	—	54,642,786	—	54,642,786
U.S. Government Agency Securities	—	3,240,562,675	—	3,240,562,675
U.S. Treasury Obligations	—	2,554,117,007	—	2,554,117,007

Total Assets	$544,483,500	$5,857,984,307	$—	$6,402,467,807

Total Liabilities	$—	$—	$—	$—

Total	$544,483,500	$5,857,984,307	$—	$6,402,467,807

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,864,918
Aggregate gross unrealized depreciation	(231,472,767)

Net unrealized depreciation	$(215,607,849)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,618,075,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.9%)
Ampol Ltd.	10,711	$243,402
APA Group	51,345	407,169
Aristocrat Leisure Ltd.	25,643	695,216
ASX Ltd.	8,242	500,288
Aurizon Holdings Ltd.	77,109	211,734
Australia & New Zealand Banking Group Ltd.	119,949	2,458,035
BHP Group Ltd. (ASE Stock Exchange)	122,365	4,766,110
BHP Group Ltd. (London Stock Exchange)	93,034	3,566,932
BlueScope Steel Ltd.	21,435	331,226
Brambles Ltd.	59,717	440,358
Cochlear Ltd.	2,799	466,310
Coles Group Ltd.	56,755	756,473
Commonwealth Bank of Australia	72,606	5,701,216
Computershare Ltd.	23,942	438,020
Crown Resorts Ltd.*	17,708	168,309
CSL Ltd.	20,370	4,045,419
Dexus (REIT)	44,852	365,015
Domino’s Pizza Enterprises Ltd.	2,752	179,306
Endeavour Group Ltd.	58,253	316,931
Evolution Mining Ltd.	69,738	226,601
Fortescue Metals Group Ltd.	72,055	1,105,744
Glencore plc*	421,948	2,742,143
Goodman Group (REIT)	71,543	1,215,141
GPT Group (The) (REIT)	81,507	313,522
IDP Education Ltd.	9,216	214,938
Insurance Australia Group Ltd.	102,468	333,689
Lendlease Corp. Ltd.	30,816	256,116
Macquarie Group Ltd.	14,420	2,169,180
Medibank Pvt Ltd.	117,620	269,328
Mineral Resources Ltd.	7,489	292,750
Mirvac Group (REIT)	159,470	295,212
National Australia Bank Ltd.	139,235	3,344,697
Newcrest Mining Ltd.	38,753	769,309
Northern Star Resources Ltd.	46,680	369,960
Orica Ltd.	188,559	2,233,022
Origin Energy Ltd.	70,684	327,084
Qantas Airways Ltd.*	38,454	147,741
QBE Insurance Group Ltd.	63,466	540,901
Ramsay Health Care Ltd.	7,528	364,586
REA Group Ltd.	2,335	233,464
Reece Ltd.	13,210	186,359
Rio Tinto Ltd.	15,795	1,399,175
Rio Tinto plc	47,792	3,791,146
Rio Tinto plc (ADR)(x)	35,576	2,860,310
Santos Ltd.	264,894	1,523,193
Scentre Group (REIT)	216,432	490,146
SEEK Ltd.	13,829	304,296
Sonic Healthcare Ltd.	20,017	527,090
South32 Ltd.	199,127	741,511
Stockland (REIT)	97,879	308,970
Suncorp Group Ltd.	54,986	454,674
Tabcorp Holdings Ltd.	95,346	378,095
Telstra Corp. Ltd.	172,940	510,018
Transurban Group	129,858	1,308,270
Treasury Wine Estates Ltd.	31,455	269,436
Vicinity Centres (REIT)	159,395	220,392
Washington H Soul Pattinson & Co. Ltd.	9,572	203,267
Wesfarmers Ltd.	48,244	1,812,746
Westpac Banking Corp.	156,097	2,810,985
WiseTech Global Ltd.	14,112	531,645
Woodside Petroleum Ltd.	41,257	984,363
Woolworths Group Ltd.	51,569	1,432,335

		66,871,019

Austria (0.3%)
Erste Group Bank AG	75,298	2,730,934
Mondi plc	19,859	384,991
OMV AG	6,591	314,285
Raiffeisen Bank International AG	6,997	98,910
Verbund AG	2,771	291,765
voestalpine AG	4,513	134,061

		3,954,946

Belgium (0.5%)
Ageas SA/NV	7,052	354,896
Anheuser-Busch InBev SA/NV(x)	45,257	2,714,484
Elia Group SA/NV	1,213	185,144
Etablissements Franz Colruyt NV	2,495	103,459
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,483	154,859
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	3,132	324,803
KBC Group NV	10,428	749,977
Proximus SADP(x)	7,212	134,230
Sofina SA	665	241,161
Solvay SA	3,024	297,727
UCB SA	5,324	637,349
Umicore SA	8,745	377,759

		6,275,848

Brazil (0.6%)
Ambev SA	849,400	2,768,861
Banco Bradesco SA (ADR)	501,595	2,327,401
Hypera SA*	56,445	459,404
Petroleo Brasileiro SA (ADR)	167,995	2,486,326
Yara International ASA	7,310	364,529

		8,406,521

Canada (1.1%)
Agnico Eagle Mines Ltd.	27,694	1,694,669
Canadian National Railway Co.	20,928	2,807,282
Canadian Pacific Railway Ltd.	16,548	1,365,774
Element Fleet Management Corp.	127,350	1,232,600
Franco-Nevada Corp.	10,090	1,605,651
Magna International, Inc.	34,548	2,217,992
Restaurant Brands International, Inc.	36,142	2,110,331
Ritchie Bros Auctioneers, Inc.	30,649	1,810,281

		14,844,580

Chile (0.2%)
Antofagasta plc	16,511	360,538
Sociedad Quimica y Minera de Chile SA (ADR)	35,576	3,045,306

		3,405,844

China (1.5%)
Alibaba Group Holding Ltd.*	171,400	2,346,000
Anhui Conch Cement Co. Ltd., Class H	214,000	1,096,746
Baidu, Inc. (ADR)*	14,337	1,896,785
BOC Hong Kong Holdings Ltd.	155,543	585,281
Budweiser Brewing Co. APAC Ltd.(m)	76,400	202,760
BYD Co. Ltd., Class H	60,000	1,704,419
China Life Insurance Co. Ltd., Class H	614,000	937,041
China Resources Gas Group Ltd.	230,000	972,772
Chow Tai Fook Jewellery Group Ltd.*	90,800	164,456
ESR Cayman Ltd.(m)*	79,800	247,045
Futu Holdings Ltd. (ADR)(x)*	2,275	74,074
JD.com, Inc., Class A*	1,642	48,091
Kingsoft Corp. Ltd.	116,000	374,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ping An Insurance Group Co. of China Ltd., Class H	98,000	$691,447
Prosus NV*	48,737	2,580,008
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	387,000	1,885,275
Sinopharm Group Co. Ltd., Class H	382,000	868,818
SITC International Holdings Co. Ltd.	59,000	208,270
Tencent Holdings Ltd.	34,000	1,603,963
TravelSky Technology Ltd., Class H	606,000	868,968
Wilmar International Ltd.	77,555	268,922
Yum China Holdings, Inc.(Hong Kong stock exchange)	5,950	260,089
Yum China Holdings, Inc.(New York stock exchange)	11,509	478,084

		20,363,708

Colombia (0.3%)
Bancolombia SA (ADR)	50,651	2,160,772
Ecopetrol SA (ADR)(x)	102,196	1,900,845

		4,061,617

Denmark (1.5%)
Ambu A/S, Class B(x)	7,503	110,188
AP Moller - Maersk A/S, Class A	136	401,900
AP Moller - Maersk A/S, Class B	245	738,466
Carlsberg A/S, Class B	4,142	505,715
Chr Hansen Holding A/S	4,617	339,288
Coloplast A/S, Class B	4,969	752,567
Danske Bank A/S	28,591	472,509
Demant A/S*	4,810	217,588
DSV A/S	8,680	1,659,761
Genmab A/S*	6,226	2,255,439
GN Store Nord A/S	5,569	271,771
Novo Nordisk A/S, Class B	86,663	9,597,639
Novozymes A/S, Class B	8,741	598,248
Orsted A/S(m)*	8,001	1,007,500
Pandora A/S	4,370	413,445
ROCKWOOL International A/S, Class B	382	126,171
Tryg A/S	14,964	362,798
Vestas Wind Systems A/S	42,969	1,268,665

		21,099,658

Finland (0.8%)
Elisa OYJ	6,149	370,599
Fortum OYJ	18,193	330,264
Kesko OYJ, Class B	12,090	333,696
Kone OYJ, Class B	14,462	757,454
Metso Outotec OYJ	208,500	1,758,934
Neste OYJ	17,940	817,290
Nokia OYJ*	229,414	1,262,899
Nordea Bank Abp (Aquis Stock Exchange)	2,447	25,231
Nordea Bank Abp (Turquoise Stock Exchange)	236,262	2,432,961
Orion OYJ, Class B	4,218	191,400
Sampo OYJ, Class A	21,075	1,028,712
Stora Enso OYJ, Class R	25,297	494,969
UPM-Kymmene OYJ	22,669	739,703
Wartsila OYJ Abp	21,524	196,587

		10,740,699

France (9.1%)
Accor SA*	94,421	3,025,870
Adevinta ASA*	11,739	106,958
Aeroports de Paris*	1,194	178,815
Air Liquide SA	34,589	6,050,973
Airbus SE*	42,436	5,129,390
Alstom SA(x)	13,994	326,215
Amundi SA(m)	2,575	175,701
Arkema SA	2,513	299,808
AXA SA	82,836	2,419,136
BioMerieux	1,684	179,492
BNP Paribas SA	77,401	4,407,001
Bollore SE	39,268	205,110
Bouygues SA	9,454	329,574
Bureau Veritas SA	12,174	347,730
Capgemini SE	28,028	6,234,640
Carrefour SA	25,840	560,566
Cie de Saint-Gobain	21,527	1,281,074
Cie Generale des Etablissements Michelin SCA	7,217	974,965
CNP Assurances	8,004	192,983
Covivio (REIT)	2,419	191,922
Credit Agricole SA	50,487	603,175
Danone SA	27,798	1,531,333
Dassault Aviation SA	960	152,623
Dassault Systemes SE	45,417	2,237,922
Edenred	107,013	5,290,251
Eiffage SA	3,692	378,421
Electricite de France SA(x)	24,379	229,683
Engie SA	77,715	1,018,720
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	807,057
EssilorLuxottica SA (Turquoise Stock Exchange)	26,810	4,894,034
Eurazeo SE	1,541	129,509
Faurecia SE (Euronext Paris)(x)	4,454	115,208
Faurecia SE (Italian Stock Exchange)	802	20,773
Gecina SA (REIT)	2,053	258,317
Getlink SE	19,340	348,300
Hermes International	1,348	1,911,979
Ipsen SA	1,724	215,359
Kering SA	10,205	6,446,478
Klepierre SA (REIT)*	8,749	232,619
La Francaise des Jeux SAEM(m)	4,300	170,440
Legrand SA	11,380	1,081,862
L’Oreal SA	10,678	4,274,039
LVMH Moet Hennessy Louis Vuitton SE	19,619	13,970,095
Orange SA	84,888	1,003,777
Orpea SA	2,339	100,941
Pernod Ricard SA	21,672	4,753,148
Publicis Groupe SA	9,776	593,858
Remy Cointreau SA	893	183,989
Renault SA*	38,559	1,007,918
Safran SA	54,432	6,397,404
Sanofi	62,886	6,413,383
Sartorius Stedim Biotech	1,194	489,358
SEB SA	1,113	155,253
Societe Generale SA	34,181	914,400
Sodexo SA	32,061	2,602,808
Teleperformance	5,111	1,948,930
Thales SA	4,640	585,915
TotalEnergies SE	163,931	8,317,654
Ubisoft Entertainment SA*	4,228	186,132
Unibail-Rodamco- Westfield (REIT)(x)*	5,156	385,734
Valeo	10,364	190,416
Veolia Environnement SA	28,322	903,737
Vinci SA	45,864	4,689,027
Vivendi SE	31,293	408,419
Wendel SE	1,104	112,329
Worldline SA(m)*	75,242	3,261,982

		124,542,632

Germany (6.8%)
adidas AG	15,686	3,662,937
Allianz SE (Registered)	17,380	4,150,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Aroundtown SA	43,791	$251,544
BASF SE	39,081	2,228,586
Bayer AG (Registered)	98,185	6,717,545
Bayerische Motoren Werke AG	14,088	1,220,222
Bayerische Motoren Werke AG (Preference)(q)	2,622	203,179
Bechtle AG	3,285	185,385
Beiersdorf AG	16,376	1,720,811
Brenntag SE	6,770	547,416
Carl Zeiss Meditec AG	1,644	266,571
Commerzbank AG*	44,585	340,426
Continental AG*	29,669	2,140,058
Covestro AG(m)	39,326	1,987,072
Daimler Truck Holding AG*	76,600	2,128,028
Deutsche Bank AG (Registered)*	87,687	1,119,683
Deutsche Boerse AG	16,603	2,982,542
Deutsche Lufthansa AG (Registered)(x)*	24,376	197,616
Deutsche Post AG (Registered)	63,702	3,058,877
Deutsche Telekom AG (Registered)	179,911	3,360,222
E.ON SE	95,529	1,110,973
Evonik Industries AG	8,477	235,684
Fresenius Medical Care AG & Co. KGaA	8,727	585,255
Fresenius SE & Co. KGaA	17,700	651,292
FUCHS PETROLUB SE (Preference)(q)	2,978	108,185
GEA Group AG	43,134	1,782,146
Hannover Rueck SE	2,457	418,464
HeidelbergCement AG	6,589	376,833
HelloFresh SE*	7,014	316,941
Henkel AG & Co. KGaA	4,453	295,160
Henkel AG & Co. KGaA (Preference)(q)	7,407	496,062
Infineon Technologies AG	55,566	1,898,325
KION Group AG	3,051	202,896
Knorr-Bremse AG	3,276	251,687
LANXESS AG	3,877	171,459
LEG Immobilien SE	3,210	366,589
Mercedes-Benz Group AG	36,417	2,557,808
Merck KGaA	20,386	4,269,417
MTU Aero Engines AG	11,113	2,582,068
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	5,961	1,596,751
Nemetschek SE	2,496	242,127
Porsche Automobil Holding SE (Preference)(q)	6,460	625,843
Puma SE	4,395	375,135
Rational AG	208	144,326
Rheinmetall AG	11,923	2,530,812
RWE AG	59,687	2,603,447
SAP SE	96,396	10,756,187
Sartorius AG (Preference)(q)	1,130	501,844
Scout24 SE(m)	3,524	202,152
Siemens AG (Registered)	50,815	7,041,040
Siemens Energy AG	17,251	394,162
Siemens Healthineers AG(m)	11,909	738,461
Symrise AG	17,080	2,050,503
Telefonica Deutschland Holding AG	39,902	108,987
thyssenkrupp AG*	83,300	717,584
Uniper SE	4,158	106,939
United Internet AG (Registered)	4,348	149,540
Volkswagen AG	1,339	333,621
Volkswagen AG (Preference)(q)	15,197	2,627,810
Vonovia SE	55,653	2,602,180
Zalando SE(m)*	2,207	112,309
Zalando SE (Bulgaria Stock Exchange)(m)*	6,933	351,927

		94,059,899

Hong Kong (1.6%)
AIA Group Ltd.	1,019,852	10,677,272
CK Asset Holdings Ltd.	85,205	582,352
CK Infrastructure Holdings Ltd.	30,340	203,017
CLP Holdings Ltd.	70,064	682,765
Hang Lung Properties Ltd.	79,438	159,824
Hang Seng Bank Ltd.	32,174	618,882
Henderson Land Development Co. Ltd.	63,906	265,308
HK Electric Investments & HK Electric Investments Ltd.(m)	122,500	119,583
HKT Trust & HKT Ltd.	159,042	218,268
Hong Kong & China Gas Co. Ltd.	467,330	565,289
Hong Kong Exchanges & Clearing Ltd.	51,239	2,414,739
Hongkong Land Holdings Ltd.	52,400	250,472
Jardine Matheson Holdings Ltd.	9,100	494,039
Link REIT (REIT)	88,799	756,869
Melco Resorts & Entertainment Ltd. (ADR)*	9,478	72,412
MTR Corp. Ltd.	67,118	362,222
New World Development Co. Ltd.	67,559	274,325
Power Assets Holdings Ltd.	58,496	381,028
Sino Land Co. Ltd.	135,239	174,603
Sun Hung Kai Properties Ltd.	56,278	670,393
Swire Pacific Ltd., Class A	19,331	117,962
Swire Properties Ltd.	44,600	110,580
Techtronic Industries Co. Ltd.	59,500	958,532
WH Group Ltd.(m)	331,323	208,435
Wharf Real Estate Investment Co. Ltd.	68,330	337,663
Xinyi Glass Holdings Ltd.	76,000	182,574

		21,859,408

India (0.8%)
HDFC Bank Ltd.	155,132	2,994,179
HDFC Bank Ltd. (ADR)	38,180	2,341,579
ICICI Bank Ltd. (ADR)	121,442	2,300,112
ITC Ltd.	289,679	954,734
Reliance Industries Ltd.	51,364	1,777,815
UPL Ltd.	99,480	1,002,938

		11,371,357

Ireland (0.8%)
AerCap Holdings NV*	5,935	298,412
CRH plc	70,769	2,833,562
Flutter Entertainment plc (Dublin Stock Exchange)*	7,092	813,493
Flutter Entertainment plc (London Stock Exchange)*	12,168	1,408,411
ICON plc*	17,698	4,304,508
Kerry Group plc, Class A	6,761	755,431
Kingspan Group plc	6,550	636,606
Smurfit Kappa Group plc	10,592	469,467

		11,519,890

Israel (0.6%)
Azrieli Group Ltd.	2,018	177,053
Bank Hapoalim BM	51,464	507,406
Bank Leumi Le-Israel BM	62,074	666,368
Check Point Software Technologies Ltd.*	23,814	3,292,523
Elbit Systems Ltd.	1,207	264,230
ICL Group Ltd.	29,531	351,085
Israel Discount Bank Ltd., Class A	53,507	332,463
Kornit Digital Ltd.*	2,043	168,936
Mizrahi Tefahot Bank Ltd.	5,915	230,092

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nice Ltd.*	2,851	$624,114
Nice Ltd. (ADR)*	2,332	510,708
Teva Pharmaceutical Industries Ltd. (ADR)*	45,532	427,545
Wix.com Ltd.*	2,454	256,345

		7,808,868

Italy (1.7%)
Amplifon SpA	5,071	226,430
Assicurazioni Generali SpA(x)	47,092	1,077,539
Atlantia SpA*	21,561	448,376
Coca-Cola HBC AG*	8,530	177,885
Davide Campari-Milano NV	23,513	273,501
DiaSorin SpA	1,086	170,048
Enel SpA	640,470	4,277,089
Eni SpA	107,391	1,574,469
Ferrari NV	5,363	1,172,799
FinecoBank Banca Fineco SpA	25,374	385,375
Infrastrutture Wireless Italiane SpA(m)	12,098	135,674
Intesa Sanpaolo SpA	1,266,743	2,895,406
Leonardo SpA*	268,628	2,676,922
Mediobanca Banca di Credito Finanziario SpA	28,075	284,456
Moncler SpA	9,008	501,653
Nexi SpA(m)*	18,893	218,234
Poste Italiane SpA(m)	23,675	268,574
Prysmian SpA	126,557	4,310,978
Recordati Industria Chimica e Farmaceutica SpA	4,468	224,617
Snam SpA	84,918	490,400
Telecom Italia SpA	347,867	127,733
Terna - Rete Elettrica Nazionale	60,313	518,730
UniCredit SpA	89,985	971,565

		23,408,453

Japan (13.7%)
Advantest Corp.	8,300	651,024
Aeon Co. Ltd.	27,552	587,788
AEON Financial Service Co. Ltd.	47,200	467,932
AGC, Inc.	8,150	325,728
Aisin Corp.(x)	5,738	196,054
Ajinomoto Co., Inc.	20,268	575,551
ANA Holdings, Inc.(x)*	6,130	127,978
Asahi Group Holdings Ltd.	19,287	700,187
Asahi Intecc Co. Ltd.	9,300	181,969
Asahi Kasei Corp.	55,378	479,368
Astellas Pharma, Inc.	78,950	1,237,646
Azbil Corp.(x)	4,900	163,208
Bandai Namco Holdings, Inc.	8,719	660,506
Benefit One, Inc.(x)	3,500	73,280
Bridgestone Corp.	24,864	962,273
Brother Industries Ltd.(x)	10,615	193,302
Canon, Inc.	42,530	1,035,293
Capcom Co. Ltd.	7,000	169,279
Central Japan Railway Co.	6,000	782,027
Chiba Bank Ltd. (The)(x)	21,772	128,334
Chubu Electric Power Co., Inc.(x)	27,254	282,368
Chugai Pharmaceutical Co. Ltd.	28,541	954,506
Concordia Financial Group Ltd.(x)	48,300	180,185
Cosmos Pharmaceutical Corp.	700	85,027
CyberAgent, Inc.	17,000	210,778
Dai Nippon Printing Co. Ltd.(x)	9,881	232,077
Daifuku Co. Ltd.(x)	15,800	1,128,710
Dai-ichi Life Holdings, Inc.(x)	42,700	868,689
Daiichi Sankyo Co. Ltd.	75,661	1,659,885
Daikin Industries Ltd.	10,623	1,934,182
Daito Trust Construction Co. Ltd.(x)	2,838	301,110
Daiwa House Industry Co. Ltd.	24,658	644,209
Daiwa House REIT Investment Corp. (REIT)	90	242,182
Daiwa Securities Group, Inc.(x)	64,176	363,380
Denso Corp.(x)	66,312	4,231,461
Dentsu Group, Inc.	9,174	375,151
Disco Corp.	1,200	334,729
East Japan Railway Co.	13,125	761,775
Eisai Co. Ltd.	10,054	465,933
ENEOS Holdings, Inc.	132,038	496,267
FANUC Corp.	8,144	1,432,191
Fast Retailing Co. Ltd.	2,416	1,241,163
Fuji Electric Co. Ltd.	5,457	272,164
FUJIFILM Holdings Corp.	15,268	934,047
Fujitsu Ltd.	8,374	1,248,415
GLP J-REIT (REIT)	182	277,018
GMO Payment Gateway, Inc.	1,800	183,763
Hakuhodo DY Holdings, Inc.	9,660	121,390
Hamamatsu Photonics KK	5,900	314,007
Hankyu Hanshin Holdings, Inc.	9,600	277,683
Hikari Tsushin, Inc.	900	102,512
Hino Motors Ltd.(x)	11,330	66,291
Hirose Electric Co. Ltd.(x)	1,267	184,102
Hitachi Construction Machinery Co. Ltd.(x)	4,751	123,113
Hitachi Ltd.	173,842	8,710,958
Hitachi Metals Ltd.*	10,086	168,758
Honda Motor Co. Ltd.(x)	69,404	1,972,199
Hoshizaki Corp.	2,200	150,894
Hoya Corp.	15,702	1,791,782
Hulic Co. Ltd.	10,900	97,868
Ibiden Co. Ltd.	4,300	210,926
Idemitsu Kosan Co. Ltd.(x)	8,795	242,643
Iida Group Holdings Co. Ltd.	7,100	122,900
Inpex Corp.	44,800	531,978
Isuzu Motors Ltd.(x)	25,869	334,208
Ito En Ltd.	2,000	98,132
ITOCHU Corp.(x)	50,532	1,714,149
Itochu Techno-Solutions Corp.	3,500	89,395
Japan Airlines Co. Ltd.*	5,458	101,585
Japan Exchange Group, Inc.	21,500	400,604
Japan Metropolitan Fund Invest (REIT)	282	238,291
Japan Post Bank Co. Ltd.(x)	18,800	151,415
Japan Post Holdings Co. Ltd.	104,100	764,658
Japan Post Insurance Co. Ltd.	7,900	138,193
Japan Real Estate Investment Corp. (REIT)(x)	55	288,200
Japan Tobacco, Inc.	51,100	874,738
JFE Holdings, Inc.(x)	20,676	290,968
JSR Corp.	9,118	268,847
Kajima Corp.(x)	18,269	222,489
Kakaku.com, Inc.	5,700	127,483
Kansai Electric Power Co., Inc. (The)(x)	31,323	295,526
Kansai Paint Co. Ltd.	8,452	135,797
Kao Corp.	37,667	1,546,296
KDDI Corp.	68,600	2,253,256
Keio Corp.(x)	3,969	154,951
Keisei Electric Railway Co. Ltd.	5,677	157,999
Keyence Corp.	8,232	3,827,287
Kikkoman Corp.	6,223	412,155
Kintetsu Group Holdings Co. Ltd.(x)	6,898	197,348
Kirin Holdings Co. Ltd.	36,091	539,767
Kobayashi Pharmaceutical Co. Ltd.	2,300	184,388
Kobe Bussan Co. Ltd.	6,200	190,454
Koei Tecmo Holdings Co. Ltd.(x)	2,730	89,276
Koito Manufacturing Co. Ltd.	20,800	842,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Komatsu Ltd.	78,872	$1,892,587
Konami Holdings Corp.(x)	4,188	264,713
Kose Corp.	6,500	679,826
Kubota Corp.	43,708	819,437
Kurita Water Industries Ltd.	4,614	170,304
Kyocera Corp.	13,608	764,888
Kyowa Kirin Co. Ltd.	10,867	252,118
Lasertec Corp.	3,300	554,806
Lawson, Inc.	2,380	90,961
Lion Corp.	10,800	120,392
Lixil Corp.(x)	11,623	216,293
M3, Inc.	18,700	676,781
Makita Corp.(x)	9,792	313,625
Marubeni Corp.(x)	66,468	775,452
Mazda Motor Corp.(x)	24,135	178,541
McDonald’s Holdings Co. Japan Ltd.	3,080	128,285
Medipal Holdings Corp.(x)	7,722	127,256
Meiji Holdings Co. Ltd.(x)	5,032	272,902
Mercari, Inc.*	3,900	101,135
Minebea Mitsumi, Inc.(x)	15,200	331,115
MISUMI Group, Inc.	12,100	360,020
Mitsubishi Chemical Holdings Corp.	56,759	377,666
Mitsubishi Corp.(x)	53,784	2,026,478
Mitsubishi Electric Corp.(x)	77,471	891,675
Mitsubishi Estate Co. Ltd.	50,311	748,250
Mitsubishi Gas Chemical Co., Inc.(x)	6,855	116,386
Mitsubishi HC Capital, Inc.	30,400	141,492
Mitsubishi Heavy Industries Ltd.(x)	13,625	448,711
Mitsubishi UFJ Financial Group, Inc.	1,013,216	6,289,208
Mitsui & Co. Ltd.	66,854	1,821,084
Mitsui Chemicals, Inc.	7,357	185,327
Mitsui Fudosan Co. Ltd.	39,027	834,982
Mitsui OSK Lines Ltd.(x)	15,000	416,410
Miura Co. Ltd.(x)	3,700	91,253
Mizuho Financial Group, Inc.(x)	102,604	1,313,323
MonotaRO Co. Ltd.	10,400	222,868
MS&AD Insurance Group Holdings, Inc.	18,936	615,238
Murata Manufacturing Co. Ltd.	71,713	4,740,636
NEC Corp.	10,374	435,205
Nexon Co. Ltd.	20,900	500,122
NGK Insulators Ltd.(x)	10,567	150,864
Nidec Corp.	28,484	2,256,667
Nihon M&A Center Holdings, Inc.	13,800	191,772
Nintendo Co. Ltd.	4,739	2,391,123
Nippon Building Fund, Inc. (REIT) .	65	369,118
Nippon Express Holdings, Inc.	3,442	236,595
Nippon Paint Holdings Co. Ltd.	30,400	266,764
Nippon Prologis REIT, Inc. (REIT) .	90	263,234
Nippon Sanso Holdings Corp.	123,300	2,342,882
Nippon Shinyaku Co. Ltd.	1,800	122,388
Nippon Steel Corp.(x)	36,429	645,800
Nippon Telegraph & Telephone Corp.	50,816	1,476,553
Nippon Yusen KK(x)	6,644	580,636
Nissan Chemical Corp.	5,200	305,194
Nissan Motor Co. Ltd.*	99,747	444,036
Nisshin Seifun Group, Inc.	8,261	115,328
Nissin Foods Holdings Co. Ltd.	2,506	175,977
Nitori Holdings Co. Ltd.	3,350	420,699
Nitto Denko Corp.	18,911	1,355,301
Nomura Holdings, Inc.	130,308	546,054
Nomura Real Estate Holdings, Inc.	4,775	114,352
Nomura Real Estate Master Fund, Inc. (REIT)	180	237,993
Nomura Research Institute Ltd.	13,877	453,851
NTT Data Corp.	27,100	531,530
Obayashi Corp.	26,666	196,077
Obic Co. Ltd.	3,000	449,515
Odakyu Electric Railway Co. Ltd.(x)	13,051	216,710
Oji Holdings Corp.(x)	32,712	162,628
Olympus Corp.(x)	47,008	893,076
Omron Corp.	22,544	1,503,070
Ono Pharmaceutical Co. Ltd.	15,375	386,136
Open House Group Co. Ltd.	3,600	159,303
Oracle Corp.	10,940	759,735
Oriental Land Co. Ltd.(x)	8,544	1,631,233
ORIX Corp.	51,710	1,032,079
Orix JREIT, Inc. (REIT)	120	162,682
Osaka Gas Co. Ltd.(x)	16,973	291,393
Otsuka Corp.	4,934	175,210
Otsuka Holdings Co. Ltd.	17,000	588,071
Pan Pacific International Holdings Corp.	18,500	296,715
Panasonic Holdings Corp.	93,986	910,173
Persol Holdings Co. Ltd.	7,600	170,358
Pola Orbis Holdings, Inc.	4,800	62,457
Rakuten Group, Inc.	35,800	282,227
Recruit Holdings Co. Ltd.	57,700	2,525,948
Renesas Electronics Corp.*	53,600	620,215
Resona Holdings, Inc.(x)	90,759	388,651
Ricoh Co. Ltd.(x)	29,280	254,028
Rinnai Corp.	1,584	118,595
Rohm Co. Ltd.	3,926	305,135
Ryohin Keikaku Co. Ltd.	10,600	123,621
Santen Pharmaceutical Co. Ltd.	14,855	148,706
SBI Holdings, Inc.(x)	10,260	259,289
SCSK Corp.	5,800	99,393
Secom Co. Ltd.(x)	26,527	1,922,058
Seiko Epson Corp.(x)	11,100	166,419
Sekisui Chemical Co. Ltd.(x)	15,914	227,928
Sekisui House Ltd.	25,970	503,546
Seven & i Holdings Co. Ltd.	32,012	1,523,138
SG Holdings Co. Ltd.(x)	13,000	244,997
Sharp Corp.(x)	8,500	79,600
Shimadzu Corp.	10,240	352,612
Shimano, Inc.	3,036	694,440
Shimizu Corp.(x)	24,410	146,705
Shin-Etsu Chemical Co. Ltd.	20,764	3,164,128
Shionogi & Co. Ltd.(x)	11,107	682,124
Shiseido Co. Ltd.	17,222	872,828
Shizuoka Bank Ltd. (The)(x)	20,124	142,118
SMC Corp.	2,448	1,367,240
SoftBank Corp.(x)	122,200	1,428,248
SoftBank Group Corp.	69,944	3,145,880
Sohgo Security Services Co. Ltd.	2,700	88,171
Sompo Holdings, Inc.	13,327	586,217
Sony Group Corp.	63,664	6,570,824
Square Enix Holdings Co. Ltd.	3,500	154,935
Stanley Electric Co. Ltd.	5,884	111,118
Subaru Corp.(x)	156,180	2,481,069
Sugi Holdings Co. Ltd.	11,800	583,941
SUMCO Corp.	11,600	190,329
Sumitomo Chemical Co. Ltd.(x)	60,458	277,144
Sumitomo Corp.(x)	47,928	831,091
Sumitomo Electric Industries Ltd.(x)	32,260	383,671
Sumitomo Metal Mining Co. Ltd.(x)	10,291	519,621
Sumitomo Mitsui Financial Group, Inc.(x)	55,552	1,772,899
Sumitomo Mitsui Trust Holdings, Inc.	14,233	464,985
Sumitomo Pharma Co. Ltd.(x)	8,392	82,873
Sumitomo Realty & Development Co. Ltd.(x)	13,126	362,816
Suntory Beverage & Food Ltd.	6,300	240,231
Suzuki Motor Corp.(x)	15,436	529,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sysmex Corp.	7,000	$508,301
T&D Holdings, Inc.(x)	23,568	319,742
Taisei Corp.(x)	8,436	243,869
Taisho Pharmaceutical Holdings Co. Ltd.(x)	1,771	82,145
Takeda Pharmaceutical Co. Ltd.(x) .	67,277	1,925,457
TDK Corp.	16,713	603,438
Terumo Corp.	120,100	3,637,319
TIS, Inc.	9,600	224,536
Tobu Railway Co. Ltd.	7,598	184,859
Toho Co. Ltd.	4,746	179,438
Tokio Marine Holdings, Inc.(x)	26,715	1,553,802
Tokyo Century Corp.	1,500	55,041
Tokyo Electric Power Co. Holdings, Inc.*	66,358	219,390
Tokyo Electron Ltd.	6,336	3,253,373
Tokyo Gas Co. Ltd.	16,842	308,518
Tokyu Corp.	21,805	283,217
Toppan, Inc.	11,355	200,603
Toray Industries, Inc.	56,774	295,910
Toshiba Corp.(x)	16,268	617,301
Tosoh Corp.	11,200	165,629
TOTO Ltd.(x)	6,433	258,402
Toyo Suisan Kaisha Ltd.	3,856	137,892
Toyota Industries Corp.	6,418	441,751
Toyota Motor Corp.	451,250	8,083,470
Toyota Tsusho Corp.	9,214	379,126
Trend Micro, Inc.	5,582	325,844
Tsuruha Holdings, Inc.	1,700	107,967
Unicharm Corp.	17,182	611,041
USS Co. Ltd.(x)	9,410	158,275
Welcia Holdings Co. Ltd.	3,800	93,498
West Japan Railway Co.	9,500	394,307
Yakult Honsha Co. Ltd.	5,807	309,947
Yamaha Corp.(x)	27,279	1,189,584
Yamaha Motor Co. Ltd.	12,832	287,578
Yamato Holdings Co. Ltd.	11,936	223,446
Yaskawa Electric Corp.	10,040	392,125
Yokogawa Electric Corp.(x)	8,903	151,885
Z Holdings Corp.	378,800	1,644,700
ZOZO, Inc.	5,100	135,488

		188,718,191

Jordan (0.0%)
Hikma Pharmaceuticals plc	7,283	195,944

Luxembourg (0.3%)
ArcelorMittal SA	27,125	871,885
Eurofins Scientific SE	32,520	3,223,799

		4,095,684

Macau (0.0%)
Galaxy Entertainment Group Ltd.	89,000	528,952
Sands China Ltd.*	103,200	247,687

		776,639

Malta (0.0%)
BGP Holdings plc(r)*	1,331,785	—

Mexico (0.4%)
Fomento Economico Mexicano SAB de CV (ADR)	7,600	629,660
Grupo Financiero Banorte SAB de
CV, Class O	543,092	4,090,802
Wal-Mart de Mexico SAB de CV	138,681	568,320

		5,288,782

Netherlands (4.0%)
ABN AMRO Bank NV (CVA)(m)(x)	18,999	243,055
Adyen NV(m)*	844	1,667,382
Aegon NV	73,174	386,174
Akzo Nobel NV	26,559	2,281,847
Argenx SE*	2,053	650,906
ASM International NV	1,983	718,838
ASML Holding NV	26,331	17,562,764
Euronext NV(m)	3,783	343,512
EXOR NV	4,464	340,479
Heineken Holding NV	4,905	383,899
Heineken NV(x)	34,796	3,317,413
IMCD NV	2,315	393,614
ING Groep NV	166,116	1,736,041
JDE Peet’s NV(x)	3,558	101,791
Koninklijke Ahold Delhaize NV	44,495	1,430,347
Koninklijke DSM NV	7,406	1,323,596
Koninklijke KPN NV	142,680	495,530
Koninklijke Philips NV	39,035	1,194,198
NN Group NV	45,357	2,286,028
Randstad NV(x)	5,339	320,459
Shell plc (BMV Mexico Stock Exchange)	245,435	6,760,511
Shell plc (London Stock Exchange)	327,602	8,990,632
Universal Music Group NV	31,293	830,754
Wolters Kluwer NV	11,170	1,189,041

		54,948,811

New Zealand (0.1%)
Auckland International Airport Ltd.*	53,261	288,013
Fisher & Paykel Healthcare Corp. Ltd.	25,021	420,438
Mercury NZ Ltd.	32,014	131,523
Meridian Energy Ltd.	56,574	197,212
Ryman Healthcare Ltd.(x)	17,319	112,243
Spark New Zealand Ltd.	78,801	249,666
Xero Ltd.*	5,763	436,499

		1,835,594

Norway (1.2%)
Aker BP ASA(x)	5,565	207,359
DNB Bank ASA	176,540	3,996,939
Equinor ASA	41,582	1,560,287
Equinor ASA (ADR)(x)	89,304	3,349,793
Gjensidige Forsikring ASA(x)	7,924	196,579
Mowi ASA	19,115	515,307
Norsk Hydro ASA	481,206	4,688,965
Orkla ASA	32,880	292,413
Schibsted ASA, Class A	32,088	788,196
Schibsted ASA, Class B	4,124	87,818
Telenor ASA(x)	30,529	438,784

		16,122,440

Peru (0.1%)
Credicorp Ltd.	7,270	1,249,495

Poland (0.0%)
InPost SA*	9,089	57,129

Portugal (0.1%)
EDP - Energias de Portugal SA	119,971	590,906
Galp Energia SGPS SA	21,563	272,878
Jeronimo Martins SGPS SA	10,931	261,872

		1,125,656

Saudi Arabia (0.0%)
Delivery Hero SE(m)*	7,136	314,330

Singapore (1.2%)
Ascendas REIT (REIT)	146,012	314,862
CapitaLand Integrated Commercial
Trust (REIT)	211,544	350,331
Capitaland Investment Ltd.*	115,002	337,139
City Developments Ltd.	15,080	87,294
DBS Group Holdings Ltd.	335,360	8,816,729
Genting Singapore Ltd.	257,438	154,209
Grab Holdings Ltd., Class A(x)*	47,829	167,402
Keppel Corp. Ltd.	58,685	277,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Mapletree Commercial Trust (REIT)	83,600	$116,271
Mapletree Logistics Trust (REIT)	141,492	192,500
Oversea-Chinese Banking Corp. Ltd.	144,152	1,310,203
Singapore Airlines Ltd.*	60,205	243,012
Singapore Exchange Ltd.	36,002	264,010
Singapore Technologies Engineering Ltd.	63,719	193,149
Singapore Telecommunications Ltd.	360,919	700,958
STMicroelectronics NV	28,806	1,251,367
United Overseas Bank Ltd.	50,221	1,177,986
UOL Group Ltd.	19,174	99,390
Venture Corp. Ltd.	12,700	163,831

		16,217,734

South Africa (0.3%)
Anglo American plc	71,733	3,699,736

South Korea (0.4%)
Amorepacific Corp.	6,582	864,099
Hugel, Inc.*	1,379	157,424
NAVER Corp.	4,974	1,390,846
Samsung Electronics Co. Ltd.	55,747	3,184,694

		5,597,063

Spain (1.6%)
ACS Actividades de Construccion y
Servicios SA(x)	10,258	275,740
Aena SME SA(m)*	3,109	515,026
Amadeus IT Group SA*	83,572	5,443,547
Banco Bilbao Vizcaya Argentaria SA(x)	283,715	1,622,217
Banco Santander SA	1,242,772	4,216,682
CaixaBank SA	192,110	647,487
Cellnex Telecom SA(m)	21,679	1,039,119
EDP Renovaveis SA	13,096	337,301
Enagas SA	10,572	234,923
Endesa SA	12,874	280,947
Ferrovial SA	20,083	531,675
Grifols SA	13,464	243,557
Iberdrola SA(x)	247,850	2,697,687
Industria de Diseno Textil SA	46,414	1,009,915
Naturgy Energy Group SA(x)	8,583	256,311
Red Electrica Corp. SA	19,777	406,172
Repsol SA	60,564	796,360
Siemens Gamesa Renewable Energy SA(x)*	11,038	193,772
Telefonica SA	224,211	1,088,299

		21,836,737

Sweden (1.9%)
Alfa Laval AB	12,893	443,373
Assa Abloy AB, Class B	103,702	2,796,170
Atlas Copco AB, Class A	28,573	1,482,896
Atlas Copco AB, Class B	16,394	743,471
Boliden AB	11,619	589,209
Electrolux AB, Class B(x)	9,782	148,005
Embracer Group AB(x)*	20,024	167,806
Epiroc AB, Class A	28,023	599,654
Epiroc AB, Class B	16,815	302,678
EQT AB	12,145	475,606
Essity AB, Class B(x)	26,375	621,434
Evolution AB(m)	7,320	747,040
Fastighets AB Balder, Class B*	4,277	279,873
Getinge AB, Class B	10,098	401,951
H & M Hennes & Mauritz AB, Class B(x)	30,859	412,113
Hexagon AB, Class B	82,819	1,161,925
Husqvarna AB, Class B(x)	17,455	181,933
Industrivarden AB, Class C	7,018	195,844
Industrivarden AB, Class A	6,037	171,579
Investment AB Latour, Class B	6,446	204,766
Investor AB, Class A(x)	22,017	511,513
Investor AB, Class B	77,522	1,683,470
Kinnevik AB, Class B(x)*	10,418	271,137
L E Lundbergforetagen AB, Class B	2,955	150,108
Lifco AB, Class B	10,292	261,185
Lundin Energy AB(x)	8,233	349,034
Nibe Industrier AB, Class B	62,048	683,827
Sagax AB, Class B	7,110	215,085
Sandvik AB	48,036	1,019,824
Securitas AB, Class B	14,632	164,856
Sinch AB(m)*	20,680	140,026
Skandinaviska Enskilda Banken AB, Class A	69,250	749,843
Skanska AB, Class B(x)	15,210	340,271
SKF AB, Class B(x)	16,407	266,694
Svenska Cellulosa AB SCA, Class B(x)	25,904	502,971
Svenska Handelsbanken AB, Class A(x)	62,886	578,751
Swedbank AB, Class A(x)	39,144	584,179
Swedish Match AB	235,340	1,770,238
Tele2 AB, Class B	21,095	318,466
Telefonaktiebolaget LM Ericsson, Class B(x)	124,192	1,136,354
Telia Co. AB(x)	110,609	442,946
Volvo AB, Class A	9,100	173,940
Volvo AB, Class B	60,830	1,134,571

		25,576,615

Switzerland (7.5%)
ABB Ltd. (Registered)	69,888	2,261,125
Adecco Group AG (Registered)	41,718	1,888,191
Alcon, Inc.	26,793	2,116,462
Bachem Holding AG (Registered), Class B	274	150,358
Baloise Holding AG (Registered)	1,949	347,301
Barry Callebaut AG (Registered)	149	348,905
Chocoladefabriken Lindt & Spruengli AG	46	545,506
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	483,176
Cie Financiere Richemont SA (Registered)	22,211	2,817,432
Clariant AG (Registered)*	9,525	164,935
Credit Suisse Group AG (Registered)	109,270	862,153
EMS-Chemie Holding AG (Registered)	284	274,748
Geberit AG (Registered)	1,526	939,419
Givaudan SA (Registered)(x)	393	1,617,761
Holcim Ltd.*	22,250	1,086,281
Julius Baer Group Ltd.	36,249	2,102,686
Kuehne + Nagel International AG (Registered)	2,312	655,096
Logitech International SA (Registered)	7,444	551,685
Lonza Group AG (Registered)	7,237	5,243,085
Nestle SA (Registered)	192,333	24,968,826
Novartis AG (Registered)	136,605	11,980,458
Novartis AG (ADR)	24,057	2,111,002
Partners Group Holding AG	966	1,200,127
Roche Holding AG	53,066	20,986,293
Roche Holding AG CHF 1	1,386	605,987
Schindler Holding AG	1,795	382,699
Schindler Holding AG (Registered) .	943	199,945
SGS SA (Registered)	255	708,547
Sika AG (Registered)	10,300	3,393,405
Sonova Holding AG (Registered)	2,285	953,076
Straumann Holding AG (Registered)	440	704,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Swatch Group AG (The)	1,197	$340,138
Swatch Group AG (The) (Registered)	2,170	117,825
Swiss Life Holding AG (Registered)	1,367	872,538
Swiss Prime Site AG (Registered)	3,240	319,395
Swisscom AG (Registered)(x)	1,102	661,628
Temenos AG (Registered)	2,981	285,629
UBS Group AG (Registered)	169,059	3,302,906
VAT Group AG(m)	1,102	420,192
Vifor Pharma AG*	2,057	366,745
Zurich Insurance Group AG	6,402	3,156,369

		102,494,098

Taiwan (1.2%)
ASE Technology Holding Co. Ltd.	619,000	2,207,855
Delta Electronics, Inc.	205,000	1,906,955
Hon Hai Precision Industry Co. Ltd.	508,040	1,871,601
Sea Ltd. (ADR)*	13,615	1,630,941
Taiwan Semiconductor Manufacturing Co. Ltd.	217,000	4,486,352
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	45,247	4,717,452

		16,821,156

United Kingdom (10.0%)
3i Group plc	40,915	740,109
abrdn plc	94,887	265,575
Admiral Group plc	8,285	277,539
Ashtead Group plc	18,983	1,196,653
Associated British Foods plc	15,319	332,689
AstraZeneca plc	116,805	15,489,652
Auto Trader Group plc(m)	39,313	325,439
AVEVA Group plc	48,361	1,544,008
Aviva plc	161,087	950,884
BAE Systems plc	440,751	4,154,723
Barclays plc	2,755,439	5,352,744
Barratt Developments plc	43,267	295,199
Berkeley Group Holdings plc*	5,041	245,366
BP plc	840,151	4,105,847
British American Tobacco plc	142,155	5,945,832
British Land Co. plc (The) (REIT)	38,737	268,308
BT Group plc	389,738	928,904
Bunzl plc	14,337	557,426
Burberry Group plc	63,316	1,382,640
CK Hutchison Holdings Ltd.	116,705	855,641
CNH Industrial NV	43,541	689,432
Coca-Cola Europacific Partners plc .	8,898	432,532
Compass Group plc	170,510	3,674,673
Croda International plc	6,034	620,127
DCC plc	4,172	323,350
Diageo plc	270,817	13,687,960
Entain plc*	183,481	3,935,394
Experian plc	92,172	3,554,614
Halma plc	15,933	520,080
Hargreaves Lansdown plc	14,941	196,850
HSBC Holdings plc	865,790	5,932,437
Imperial Brands plc	141,102	2,971,051
Informa plc*	313,808	2,462,842
InterContinental Hotels Group plc	7,489	507,132
Intertek Group plc	6,777	462,804
J Sainsbury plc	71,830	237,849
JD Sports Fashion plc	99,550	192,779
Johnson Matthey plc	8,821	216,149
Just Eat Takeaway.com NV(m)*	15,455	518,761
Kingfisher plc	84,730	282,774
Land Securities Group plc (REIT)	30,933	317,560
Legal & General Group plc	254,027	900,749
Linde plc	18,149	5,848,352
Lloyds Banking Group plc	3,021,228	1,849,591
London Stock Exchange Group plc .	20,660	2,158,469
M&G plc	107,752	312,109
Melrose Industries plc	180,989	292,967
National Grid plc	153,905	2,363,934
NatWest Group plc	489,678	1,377,865
Next plc	5,812	458,308
Ocado Group plc*	31,573	482,616
Pearson plc	33,160	323,970
Persimmon plc	14,084	396,131
Phoenix Group Holdings plc	26,082	209,120
Prudential plc	150,492	2,223,034
Reckitt Benckiser Group plc	71,307	5,450,494
RELX plc (London Stock Exchange)	28,463	886,570
RELX plc (Turquoise Stock Exchange)	137,493	4,280,338
Rentokil Initial plc	78,915	543,536
Rolls-Royce Holdings plc*	1,188,226	1,562,279
Sage Group plc (The)	45,392	416,260
Schroders plc	5,534	233,208
Segro plc (REIT)	51,034	899,020
Severn Trent plc	10,679	431,047
Smith & Nephew plc	36,983	589,494
Smiths Group plc	17,344	328,770
Spirax-Sarco Engineering plc	3,052	500,139
SSE plc	45,999	1,053,257
SSP Group plc*	525,000	1,560,444
St James’s Place plc	23,513	443,327
Standard Chartered plc	111,311	738,142
Taylor Wimpey plc	147,349	251,436
Tesco plc	327,105	1,182,596
Unilever plc (Cboe Europe)	70,204	3,177,744
Unilever plc (London Stock Exchange)	39,070	1,768,689
United Utilities Group plc	29,014	427,650
Vodafone Group plc	2,290,035	3,757,186
Whitbread plc*	9,006	335,140
WPP plc	49,427	646,813

		137,613,122

United States (2.2%)
Carnival Corp.*	134,043	2,710,349
Core Laboratories NV(x)	55,660	1,760,526
CyberArk Software Ltd.*	1,593	268,819
Everest Re Group Ltd.	7,076	2,132,565
Ferguson plc	9,406	1,276,770
Fiverr International Ltd.(x)*	1,291	98,206
GlaxoSmithKline plc	214,099	4,616,818
Ingersoll Rand, Inc.	23,270	1,171,645
Inmode Ltd.*	2,192	80,907
James Hardie Industries plc (CHDI).	18,824	566,485
QIAGEN NV*	46,719	2,293,239
Schlumberger NV	17,425	719,827
Schneider Electric SE	49,603	8,281,542
Stellantis NV (Euronext Paris)	47,974	776,335
Stellantis NV (Italian Stock Exchange)	153,265	2,485,420
Swiss Re AG	13,155	1,251,806
Tenaris SA	20,092	302,816

		30,794,075

Total Common Stocks (79.3%) (Cost $725,983,920)		1,089,973,978

EXCHANGE TRADED FUNDS (ETF):
Equity (8.9%)
iShares China Large-Cap ETF(x)	153,510	4,907,715
iShares Core MSCI EAFE ETF	366,400	25,468,464
iShares Latin America 40 ETF(x)	41,747	1,268,691
iShares MSCI Australia ETF(x)	72,315	1,911,285
iShares MSCI Austria ETF(x)‡	59,437	1,283,839
iShares MSCI Belgium ETF	65,697	1,328,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
iShares MSCI France ETF(x)	90,367	$3,192,666
iShares MSCI Germany ETF(x)	308,810	8,767,116
iShares MSCI Indonesia ETF(x)	18,400	455,400
iShares MSCI Ireland ETF	19,400	926,350
iShares MSCI Israel ETF(x)	18,600	1,380,306
iShares MSCI Italy ETF(x)	233,124	6,884,152
iShares MSCI Mexico ETF(x)	5,248	288,483
iShares MSCI New Zealand ETF(x)	14,100	775,570
iShares MSCI Norway ETF(x)‡	32,300	982,243
iShares MSCI Poland ETF	8,800	167,288
iShares MSCI Singapore ETF(x)	39,363	820,325
iShares MSCI Spain ETF(x)	142,321	3,623,493
JPMorgan BetaBuilders Japan ETF(x)	106,750	5,416,495
SPDR Portfolio Developed World ex- US ETF(x)	335,700	11,507,796
SPDR S&P Emerging Asia Pacific ETF(x)	8,379	920,517
Vanguard FTSE Developed Markets ETF(x)	190,900	9,168,927
Vanguard FTSE Emerging Markets ETF(x)	120,800	5,572,504
Vanguard FTSE Europe ETF(x)	332,400	20,701,872
Vanguard FTSE Pacific ETF(x)	63,600	4,709,580

Total Exchange Traded Funds (8.9%) (Cost $102,580,556)		122,429,792

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	3,341,813	3,342,481

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.7%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $17,200,072, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 11/15/51; total market value $17,543,952. (xx)	$17,199,952	17,199,952
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $15,000,129, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27- 11/15/50; total market value $15,306,254. (xx)	15,000,000	15,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $15,001,313, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%- 3.000%, maturing 11/30/23- 8/15/48; total market value $16,586,980. (xx)	15,000,000	15,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $15,000,625, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $15,300,259. (xx)	15,000,000	15,000,000
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $5,000,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $5,100,001. (xx)	5,000,000	5,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $15,000,158, collateralized by various Common Stocks; total market value $16,668,044. (xx)	15,000,000	15,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $10,000,111, collateralized by various Common Stocks; total market value $11,581,883. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		92,199,952

Total Short-Term Investments (7.0%) (Cost $95,542,185)		95,542,433

Total Investments in Securities (95.2%) (Cost $924,106,661)		1,307,946,203
Other Assets Less Liabilities (4.8%)		65,961,132

Net Assets (100%)		$1,373,907,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $15,681,731 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $107,222,522. This was collateralized by $20,931,198 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 11/15/51 and by cash of $92,199,952 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2022	Market Value	% of Net Assets
Financials	$180,727,894	13.1%
Industrials	168,541,612	12.3
Health Care	140,425,480	10.2
Consumer Discretionary	134,084,190	9.8
Exchange Traded Funds	122,429,792	8.9
Information Technology	116,039,349	8.4
Consumer Staples	110,741,174	8.1
Materials	94,884,433	6.9
Repurchase Agreements	92,199,952	6.7
Energy	50,589,667	3.7
Communication Services	45,543,815	3.3
Utilities	27,539,163	2.0
Real Estate	20,857,201	1.5
Investment Company	3,342,481	0.3
Cash and Other	65,961,132	4.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF(x)	59,437	1,573,752	—	(64,906)	27,235	(252,242)	1,283,839	—	—
iShares MSCI Norway ETF(x)	32,300	1,002,072	—	(61,877)	10,536	31,512	982,243	—	—

Total		2,575,824	—	(126,783)	37,771	(220,730)	2,266,082	—	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,325	6/2022	EUR	56,036,817	256,541
FTSE 100 Index	358	6/2022	GBP	35,205,662	239,935
SPI 200 Index	101	6/2022	AUD	14,131,253	257,375
TOPIX Index	221	6/2022	JPY	35,335,674	80,020

					833,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	15,863,992	USD	11,794,935	BNP Paribas	6/17/2022	91,628
EUR	45,447,708	USD	50,319,770	BNP Paribas	6/17/2022	104,060
EUR	15,771,613	USD	17,415,155	Citibank NA	6/17/2022	83,309
EUR	2,823,834	USD	3,113,811	Standard Chartered Bank	6/17/2022	19,208
EUR	14,374,576	USD	15,864,256	Toronto Dominion Bank	6/17/2022	84,208
JPY	1,496,276,493	USD	12,284,712	BNP Paribas	6/17/2022	30,984
JPY	123,404,372	USD	1,013,189	Standard Chartered Bank	6/17/2022	2,540
JPY	672,800,877	USD	5,493,027	UBS AG	6/17/2022	44,726
USD	39,381,974	JPY	4,597,207,476	Commonwealth Bank of Australia	6/17/2022	1,542,837

Total unrealized appreciation						2,003,500

AUD	6,251,549	USD	4,697,151	BNP Paribas	6/17/2022	(12,994)
AUD	6,487,648	USD	4,870,624	Toronto Dominion Bank	6/17/2022	(9,563)
GBP	31,402,586	USD	41,482,069	BNP Paribas	6/17/2022	(241,869)
GBP	9,370,514	USD	12,376,247	Toronto Dominion Bank	6/17/2022	(70,194)
JPY	3,596,541,337	USD	29,926,569	BNP Paribas	6/17/2022	(323,811)
JPY	1,462,998,643	USD	12,112,328	Toronto Dominion Bank	6/17/2022	(70,538)
USD	10,611,794	AUD	14,477,702	Commonwealth Bank of Australia	6/17/2022	(236,051)
USD	132,458,377	EUR	120,373,700	Toronto Dominion Bank	6/17/2022	(1,095,177)
USD	25,815,263	GBP	19,736,168	Toronto Dominion Bank	6/17/2022	(103,734)

Total unrealized depreciation						(2,163,931)

Net unrealized depreciation						(160,431)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$2,860,310	$64,010,709	$—		$66,871,019
Austria	—	3,954,946	—		3,954,946
Belgium	—	6,275,848	—		6,275,848
Brazil	8,041,992	364,529	—		8,406,521
Canada	14,844,580	—	—		14,844,580
Chile	3,045,306	360,538	—		3,405,844
China	2,448,943	17,914,765	—		20,363,708
Colombia	4,061,617	—	—		4,061,617
Denmark	—	21,099,658	—		21,099,658
Finland	—	10,740,699	—		10,740,699
France	—	124,542,632	—		124,542,632
Germany	—	94,059,899	—		94,059,899
Hong Kong	816,923	21,042,485	—		21,859,408
India	4,641,691	6,729,666	—		11,371,357
Ireland	4,602,920	6,916,970	—		11,519,890
Israel	4,656,057	3,152,811	—		7,808,868
Italy	—	23,408,453	—		23,408,453
Japan	—	188,718,191	—		188,718,191
Jordan	—	195,944	—		195,944
Luxembourg	—	4,095,684	—		4,095,684
Macau	—	776,639	—		776,639
Malta	—	—	—	(b)	— (b)
Mexico	5,288,782	—	—		5,288,782
Netherlands	—	54,948,811	—		54,948,811
New Zealand	—	1,835,594	—		1,835,594
Norway	3,349,793	12,772,647	—		16,122,440
Peru	1,249,495	—	—		1,249,495
Poland	—	57,129	—		57,129
Portugal	—	1,125,656	—		1,125,656
Saudi Arabia	—	314,330	—		314,330
Singapore	167,402	16,050,332	—		16,217,734
South Africa	—	3,699,736	—		3,699,736
South Korea	—	5,597,063	—		5,597,063
Spain	—	21,836,737	—		21,836,737
Sweden	—	25,576,615	—		25,576,615
Switzerland	2,111,002	100,383,096	—		102,494,098
Taiwan	6,348,393	10,472,763	—		16,821,156
United Kingdom	432,532	137,180,590	—		137,613,122
United States	8,942,844	21,851,231	—		30,794,075
Exchange Traded Funds	122,429,792	—	—		122,429,792
Forward Currency Contracts	—	2,003,500	—		2,003,500
Futures	833,871	—	—		833,871
Short-Term Investments
Investment Company	3,342,481	—	—		3,342,481
Repurchase Agreements	—	92,199,952	—		92,199,952

Total Assets	$204,516,726	$1,106,266,848	$—		$1,310,783,574

Liabilities:
Forward Currency Contracts	$—	$(2,163,931)	$—		$(2,163,931)

Total Liabilities	$—	$(2,163,931)	$—		$(2,163,931)

Total	$204,516,726	$1,104,102,917	$—		$1,308,619,643

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

(a)	A security with a market value of $116,271 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs

(b)	Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$439,667,138
Aggregate gross unrealized depreciation	(95,742,094)

Net unrealized appreciation	$343,925,044

Federal income tax cost of investments in securities and derivative instruments, if applicable	$964,694,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (12.3%)
Abacus Property Group (REIT)	40,765	$100,138
Adbri Ltd.	39,631	88,881
AGL Energy Ltd.	70,142	404,302
Allkem Ltd.*	63,166	528,564
ALS Ltd.	51,533	510,069
Altium Ltd.	13,026	328,119
Alumina Ltd.	250,400	373,981
AMP Ltd.*	347,961	248,685
Ampol Ltd.	25,388	576,930
Ansell Ltd.(x)	13,613	261,429
APA Group	125,702	996,825
Appen Ltd.(x)	12,194	62,321
ARB Corp. Ltd.	8,092	248,220
Arena REIT (REIT)	36,872	134,138
Aristocrat Leisure Ltd.	71,340	1,934,123
ASX Ltd.	20,625	1,251,934
Atlas Arteria Ltd.	102,171	496,976
AUB Group Ltd.	7,933	133,713
Aurizon Holdings Ltd.	196,103	538,480
Australia & New Zealand Banking Group Ltd.	299,973	6,147,148
AVZ Minerals Ltd.(x)*	319,961	286,797
Bank of Queensland Ltd.	68,463	439,801
Bapcor Ltd.(x)	36,160	171,644
Beach Energy Ltd.	170,132	196,829
Bega Cheese Ltd.	32,279	115,233
Bendigo & Adelaide Bank Ltd.	59,748	456,076
BHP Group Ltd.	539,325	21,006,677
Blackmores Ltd.(x)	1,673	93,306
BlueScope Steel Ltd.	52,226	807,027
Boral Ltd.(x)	35,256	90,644
Brambles Ltd.	152,841	1,127,061
Breville Group Ltd.	10,244	207,045
Brickworks Ltd.	8,893	161,329
BWP Trust (REIT)	51,328	153,580
carsales.com Ltd.	30,107	464,163
Centuria Capital Group (REIT)	67,569	143,559
Centuria Industrial REIT (REIT)	57,412	163,585
Chalice Mining Ltd.(x)*	33,662	176,133
Challenger Ltd.	61,412	305,827
Champion Iron Ltd.(x)	39,940	230,811
Charter Hall Group (REIT)	50,392	611,828
Charter Hall Long Wale REIT (REIT)	65,054	257,717
Charter Hall Retail REIT (REIT)	55,457	173,079
CIMIC Group Ltd.	6,965	114,283
City Chic Collective Ltd.*	25,501	63,954
Cleanaway Waste Management Ltd.	219,639	503,215
Clinuvel Pharmaceuticals Ltd.	4,685	63,975
Cochlear Ltd.	7,007	1,167,358
Codan Ltd.	12,719	69,018
Coles Group Ltd.	142,255	1,896,080
Collins Foods Ltd.	11,686	91,468
Commonwealth Bank of Australia	181,794	14,274,949
Computershare Ltd.	61,103	1,117,882
Corporate Travel Management Ltd.*	12,975	226,250
Costa Group Holdings Ltd.	49,473	117,263
Credit Corp. Group Ltd.	7,227	161,316
Cromwell Property Group (REIT)	150,663	93,123
Crown Resorts Ltd.*	38,235	363,412
CSL Ltd.	51,004	10,129,237
CSR Ltd.	51,711	236,290
De Grey Mining Ltd.*	125,862	108,464
Deterra Royalties Ltd.	45,044	161,309
Dexus (REIT)	114,587	932,533
Domain Holdings Australia Ltd.	25,521	75,577
Domino’s Pizza Enterprises Ltd.	6,731	438,556
Downer EDI Ltd.	72,835	291,081
Eagers Automotive Ltd.(x)	18,340	193,425
Elders Ltd.	16,671	165,046
EML Payments Ltd.(x)*	39,786	87,525
Endeavour Group Ltd.	135,472	737,048
EVENT Hospitality and Entertainment Ltd.*	11,163	119,526
Evolution Mining Ltd.	195,283	634,537
Flight Centre Travel Group Ltd.(x)*	16,377	237,723
Fortescue Metals Group Ltd.	180,413	2,768,587
Glencore plc*	2,041,289	13,265,870
Gold Road Resources Ltd.	93,957	113,243
Goodman Group (REIT)	181,121	3,076,296
GPT Group (The) (REIT)	204,079	785,003
GrainCorp Ltd., Class A	24,382	154,155
Growthpoint Properties Australia Ltd. (REIT)	31,256	101,421
GUD Holdings Ltd.	14,943	128,780
Harvey Norman Holdings Ltd.(x)	69,028	274,763
Healius Ltd.	55,767	181,587
Home Consortium Ltd. (REIT)(x)	19,482	99,568
HUB24 Ltd.(x)	8,346	167,389
IDP Education Ltd.	22,240	518,687
IGO Ltd.	71,802	750,785
Iluka Resources Ltd.	45,087	378,394
Imugene Ltd.(x)*	579,295	106,174
Incitec Pivot Ltd.	206,918	584,462
Ingenia Communities Group (REIT)	38,969	145,994
Inghams Group Ltd.(x)	39,598	90,037
Insignia Financial Ltd.(x)	69,177	188,450
Insurance Australia Group Ltd.	262,624	855,239
InvoCare Ltd.	14,427	128,404
IPH Ltd.	23,277	137,457
IRESS Ltd.	20,202	178,436
JB Hi-Fi Ltd.(x)	12,239	494,087
Kelsian Group Ltd.	16,055	83,632
Lendlease Corp. Ltd.	73,383	609,897
Lifestyle Communities Ltd.	10,135	127,293
Link Administration Holdings Ltd.	54,652	211,290
Liontown Resources Ltd.*	196,184	268,145
Lynas Rare Earths Ltd.*	96,140	762,069
Macquarie Group Ltd.	38,420	5,779,467
Magellan Financial Group Ltd.(x)	15,433	181,749
Medibank Pvt Ltd.	293,403	671,839
Megaport Ltd.(x)*	15,802	161,346
Metcash Ltd.	102,866	347,457
Mineral Resources Ltd.	17,705	692,100
Mirvac Group (REIT)	420,039	777,580
Nanosonics Ltd.(x)*	28,293	82,869
National Australia Bank Ltd.	345,360	8,296,222
National Storage REIT (REIT)	115,252	230,999
Netwealth Group Ltd.(x)	10,130	112,045
Newcrest Mining Ltd.	95,234	1,890,548
NEXTDC Ltd.*	48,742	420,469
nib holdings Ltd.	48,843	231,036
Nine Entertainment Co. Holdings Ltd.	154,434	340,209
Northern Star Resources Ltd.	124,074	983,342
Novonix Ltd.(x)*	34,161	155,460
Nufarm Ltd.	34,003	159,674
Orica Ltd.	43,556	515,815
Origin Energy Ltd.	187,634	868,261
Orora Ltd.	92,336	247,261
OZ Minerals Ltd.	35,627	705,785
Paladin Energy Ltd.(r)(x)*	239,741	140,469
Pendal Group Ltd.	37,915	130,164
Perpetual Ltd.	6,034	154,821

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Perseus Mining Ltd.	131,365	$190,527
Pilbara Minerals Ltd.*	275,910	645,754
Pinnacle Investment Management Group Ltd.(x)	17,214	133,809
Platinum Asset Management Ltd.	42,502	69,585
PointsBet Holdings Ltd.(x)*	26,398	72,974
PolyNovo Ltd.(x)*	70,494	56,846
Premier Investments Ltd.	10,671	216,877
Pro Medicus Ltd.(x)	5,199	187,078
Qantas Airways Ltd.*	200,933	771,988
QBE Insurance Group Ltd.	157,303	1,340,645
Qube Holdings Ltd.	204,572	475,327
Ramelius Resources Ltd.	92,408	98,499
Ramsay Health Care Ltd.	19,751	956,553
REA Group Ltd.	5,489	548,816
Reece Ltd.	30,281	427,188
Regis Resources Ltd.(x)	80,411	125,725
Rio Tinto Ltd.	39,548	3,503,295
Rio Tinto plc	169,115	13,415,208
Sandfire Resources Ltd.	43,678	184,424
Santos Ltd.	324,749	1,867,371
Scentre Group (REIT)	552,968	1,252,288
SEEK Ltd.	37,706	829,689
Seven Group Holdings Ltd.(x)	16,641	262,100
Shopping Centres Australasia Property Group (REIT)	118,926	257,818
Silver Lake Resources Ltd.(x)*	97,216	154,826
Sonic Healthcare Ltd.	51,109	1,345,808
South32 Ltd.	495,389	1,844,735
St Barbara Ltd.	75,591	78,836
Star Entertainment Group Ltd. (The)*	91,282	219,888
Steadfast Group Ltd.	104,150	369,502
Stockland (REIT)	254,322	802,806
Suncorp Group Ltd.	134,514	1,112,283
Super Retail Group Ltd.	17,082	130,888
Tabcorp Holdings Ltd.	237,127	940,329
Technology One Ltd.	29,604	250,813
Telix Pharmaceuticals Ltd.(x)*	24,628	75,839
Telstra Corp. Ltd.	1,251,633	3,691,195
TPG Telecom Ltd.(x)	39,618	178,160
Transurban Group	327,054	3,294,946
Treasury Wine Estates Ltd.	76,903	658,732
Tyro Payments Ltd.*	43,494	56,131
United Malt Group Ltd.	29,324	82,641
Uniti Group Ltd.*	73,342	255,658
Vicinity Centres (REIT)	412,237	569,990
Virgin Australia International Holdings Pty. Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)	76,034	132,573
Washington H Soul Pattinson & Co. Ltd.	26,143	555,162
Waypoint REIT Ltd. (REIT)	76,882	152,916
Webjet Ltd.(x)*	40,538	166,733
Wesfarmers Ltd.	120,796	4,538,854
Westpac Banking Corp.	372,999	6,716,943
Whitehaven Coal Ltd.	102,314	314,731
WiseTech Global Ltd.	17,383	654,874
Woodside Petroleum Ltd.	103,302	2,464,714
Woolworths Group Ltd.	129,120	3,586,324
Worley Ltd.	39,610	380,210
Zip Co. Ltd.(x)*	56,459	60,641

		193,817,796

Austria (0.1%)
Mondi plc	75,398	1,461,681

Belgium (0.6%)
Anheuser-Busch InBev SA/NV(x)	164,850	9,887,592

Burkina Faso (0.1%)
Endeavour Mining plc	28,773	716,560

Chile (0.1%)
Antofagasta plc	53,859	1,176,078

China (0.5%)
Prosus NV*	161,056	8,525,880

Finland (0.3%)
Kone OYJ, Class B	74,534	3,903,753

France (13.5%)
Air Liquide SA	87,857	15,369,636
Airbus SE*	107,621	13,008,533
AXA SA	380,816	11,121,319
BNP Paribas SA	210,286	11,973,108
Danone SA	120,308	6,627,514
EssilorLuxottica SA	55,749	10,176,706
Hermes International	6,521	9,249,270
Kering SA	13,437	8,488,126
L’Oreal SA	44,742	17,908,696
LVMH Moet Hennessy Louis Vuitton SE	48,673	34,658,567
Pernod Ricard SA	37,925	8,317,791
Safran SA	70,102	8,239,103
Sanofi	211,700	21,590,071
TotalEnergies SE	482,380	24,475,357
Vinci SA	109,586	11,203,814

		212,407,611

Germany (10.1%)
adidas AG	32,972	7,699,501
Allianz SE (Registered)	75,498	18,028,506
BASF SE	169,768	9,680,985
Bayer AG (Registered)	181,588	12,423,746
Bayerische Motoren Werke AG	59,229	5,130,079
Deutsche Boerse AG	35,119	6,308,734
Deutsche Post AG (Registered)	182,096	8,743,984
Deutsche Telekom AG (Registered)	640,936	11,970,849
Infineon Technologies AG	241,382	8,246,436
Mercedes-Benz Group AG	155,171	10,898,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	25,895	6,936,398
SAP SE	201,890	22,527,559
Siemens AG (Registered)	138,682	19,216,087
Volkswagen AG (Preference)(q)	33,838	5,851,144
Vonovia SE	129,017	6,032,477

		159,695,177

Indonesia (0.0%)
Nickel Mines Ltd.(x)	184,881	173,893

Ireland (1.2%)
CRH plc (Irish Stock Exchange)	120,416	4,830,936
CRH plc (London Stock Exchange)	143,089	5,729,226
Flutter Entertainment plc (Dublin Stock Exchange)*	32,466	3,724,035
Flutter Entertainment plc (London Stock Exchange)*	27,265	3,155,846
Smurfit Kappa Group plc	40,343	1,792,679

		19,232,722

Italy (1.6%)
Coca-Cola HBC AG*	30,378	633,504
Enel SpA	1,435,876	9,588,848
Eni SpA	464,312	6,807,319
Intesa Sanpaolo SpA	3,371,659	7,706,632

		24,736,303

Japan (23.7%)
77 Bank Ltd. (The)	5,460	68,466
ABC-Mart, Inc.	3,700	139,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Acom Co. Ltd.	43,220	$112,667
Adastria Co. Ltd.	4,221	65,904
ADEKA Corp.	11,400	250,811
Advantest Corp.	12,558	985,007
Aeon Co. Ltd.	63,070	1,345,521
Aeon Delight Co. Ltd.	2,300	57,159
AEON Financial Service Co. Ltd.	15,900	157,630
Aeon Hokkaido Corp.(x)	6,749	62,078
Aeon Mall Co. Ltd.	9,610	127,816
AGC, Inc.	15,013	600,019
Ai Holdings Corp.	4,238	59,096
Aica Kogyo Co. Ltd.	6,000	146,241
Aichi Bank Ltd. (The)	1,720	63,659
Aichi Steel Corp.	2,010	39,505
Aiful Corp.	20,636	60,417
Ain Holdings, Inc.	2,920	151,949
Air Water, Inc.	14,881	208,868
Airtrip Corp.(x)	2,812	68,616
Aisan Industry Co. Ltd.	7,700	45,775
Aisin Corp.(x)	13,560	463,312
Ajinomoto Co., Inc.(x)	38,966	1,106,519
Alfresa Holdings Corp.(x)	21,104	293,095
Alpen Co. Ltd.	4,000	66,887
Alps Alpine Co. Ltd.(x)	16,017	157,640
Amada Co. Ltd.(x)	27,419	241,643
Amano Corp.	5,299	94,868
ANA Holdings, Inc.(x)*	43,172	901,317
Anritsu Corp.(x)	11,754	149,106
Aozora Bank Ltd.(x)	10,221	215,679
Arata Corp.	2,656	79,001
Arcland Service Holdings Co. Ltd.	1,322	23,594
Arcs Co. Ltd.	6,536	113,386
Ariake Japan Co. Ltd.	1,540	65,479
ARTERIA Networks Corp.	4,611	49,406
As One Corp.	2,954	174,341
Asahi Group Holdings Ltd.	40,028	1,453,160
Asahi Holdings, Inc.(x)	5,730	106,373
Asahi Intecc Co. Ltd.	18,475	361,493
Asahi Kasei Corp.	108,031	935,148
Asics Corp.	15,186	292,877
ASKUL Corp.	4,548	59,646
Astellas Pharma, Inc.	146,443	2,295,688
Autobacs Seven Co. Ltd.	5,122	56,393
Avex, Inc.	4,126	44,908
Awa Bank Ltd. (The)	2,224	39,375
Axial Retailing, Inc.	2,129	55,709
Azbil Corp.(x)	10,224	340,539
Bandai Namco Holdings, Inc.	15,190	1,150,715
Bank of Kyoto Ltd. (The)(x)	7,170	311,788
BayCurrent Consulting, Inc.	1,145	415,132
Belc Co. Ltd.	1,912	84,987
Bell System24 Holdings, Inc.	11,135	124,868
Belluna Co. Ltd.	5,056	29,954
Benefit One, Inc.(x)	5,872	122,943
Benesse Holdings, Inc.	5,297	97,240
BeNext-Yumeshin Group Co.	8,625	117,200
Bic Camera, Inc.	10,045	89,054
BIPROGY, Inc.	5,369	136,597
BML, Inc.	2,892	73,003
Bridgestone Corp.	48,652	1,882,903
Brother Industries Ltd.(x)	20,322	370,068
Bunka Shutter Co. Ltd.	6,786	54,584
Calbee, Inc.(x)	7,612	146,737
Canon Electronics, Inc.	2,833	37,122
Canon Marketing Japan, Inc.	5,165	106,232
Canon, Inc.	84,758	2,063,234
Capcom Co. Ltd.	16,114	389,679
Casio Computer Co. Ltd.(x)	17,200	197,278
Central Glass Co. Ltd.	3,878	66,023
Central Japan Railway Co.	14,293	1,862,918
Change, Inc.(x)	2,256	36,176
Chiba Bank Ltd. (The)(x)	61,187	360,663
Chiyoda Co. Ltd.(x)	15,392	92,595
Chofu Seisakusho Co. Ltd.	3,200	52,083
Chubu Electric Power Co., Inc.	50,913	527,491
Chudenko Corp.	4,078	68,979
Chugai Pharmaceutical Co. Ltd.	53,025	1,773,332
Chugoku Bank Ltd. (The)	13,443	95,936
Chugoku Electric Power Co., Inc. (The)(x)	24,265	168,813
Citizen Watch Co. Ltd.(x)	19,990	85,168
CKD Corp.	4,836	73,971
Cleanup Corp.	10,500	45,527
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	168,090
COLOPL, Inc.	5,212	27,124
Colowide Co. Ltd.(x)	5,764	83,625
Computer Engineering & Consulting Ltd.	13,092	136,757
COMSYS Holdings Corp.(x)	10,500	228,711
Comture Corp.	3,705	93,478
Concordia Financial Group Ltd.(x)	96,536	360,131
CONEXIO Corp.	7,492	85,994
Cosel Co. Ltd.	4,700	30,914
Cosmo Energy Holdings Co. Ltd.	4,694	101,302
Cosmos Pharmaceutical Corp.	1,446	175,641
Create Restaurants Holdings, Inc.(x)	11,134	65,824
Create SD Holdings Co. Ltd.	2,762	72,485
Credit Saison Co. Ltd.(x)	13,432	142,293
Curves Holdings Co. Ltd.	12,219	70,320
CyberAgent, Inc.	39,456	489,204
Cybozu, Inc.	2,098	23,659
Dai Nippon Printing Co. Ltd.(x)	21,778	511,503
Daibiru Corp.(x)	7,288	131,278
Daicel Corp.	29,000	193,562
Daido Steel Co. Ltd.	2,591	78,126
Daifuku Co. Ltd.(x)	9,084	648,937
Daihen Corp.	2,153	74,188
Daiho Corp.	2,932	108,402
Dai-ichi Life Holdings, Inc.	83,563	1,700,006
Daiichi Sankyo Co. Ltd.	135,092	2,963,708
Daiichikosho Co. Ltd.	3,149	89,250
Daiki Aluminium Industry Co. Ltd.(x)	6,333	80,969
Daikin Industries Ltd.	21,902	3,987,804
Daikokutenbussan Co. Ltd.	1,840	78,098
Daio Paper Corp.	8,061	104,136
Daiseki Co. Ltd.	2,316	87,034
Daishi Hokuetsu Financial Group, Inc.	3,188	64,974
Daito Trust Construction Co. Ltd.(x)	6,252	663,334
Daiwa House Industry Co. Ltd.	48,911	1,277,837
Daiwa Securities Group, Inc.(x)	131,703	745,733
Daiwabo Holdings Co. Ltd.(x)	8,725	117,079
DCM Holdings Co. Ltd.	10,117	87,351
DeNA Co. Ltd.(x)	9,759	148,347
Denka Co. Ltd.(x)	5,919	164,520
Denso Corp.(x)	37,554	2,396,373
Dentsu Group, Inc.	18,243	746,009
Descente Ltd.	2,954	74,106
Dexerials Corp.	5,453	148,022
DIC Corp.	8,900	181,763
Digital Arts, Inc.	1,151	69,347
Digital Garage, Inc.(x)	3,387	126,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Dip Corp.	2,786	$75,880
Direct Marketing MiX, Inc.	5,296	78,776
Disco Corp.(x)	2,470	688,985
DMG Mori Co. Ltd.	11,229	152,415
Doutor Nichires Holdings Co. Ltd.	5,044	62,824
Dowa Holdings Co. Ltd.(x)	5,600	257,116
DTS Corp.	4,573	99,877
Duskin Co. Ltd.	4,370	96,125
DyDo Group Holdings, Inc.	2,123	81,995
Earth Corp.	1,236	56,349
East Japan Railway Co.	30,256	1,756,058
Ebara Corp.	8,388	466,598
EDION Corp.	8,339	77,512
eGuarantee, Inc.	2,719	45,376
Eiken Chemical Co. Ltd.	5,967	84,197
Eisai Co. Ltd.	20,292	940,392
Eizo Corp.(x)	2,633	77,389
Elan Corp.	9,238	81,494
Elecom Co. Ltd.	4,016	48,265
Electric Power Development Co. Ltd.(x)	14,178	203,094
ENEOS Holdings, Inc.	250,349	940,942
en-Japan, Inc.(x)	2,579	61,970
eRex Co. Ltd.(x)	3,139	44,521
ES-Con Japan Ltd.	14,514	96,929
euglena Co. Ltd.(x)*	9,207	61,646
Exedy Corp.(x)	3,400	43,701
EXEO Group, Inc.	9,800	180,895
Ezaki Glico Co. Ltd.	4,571	139,542
Fancl Corp.	6,642	148,030
FANUC Corp.	15,087	2,653,176
Fast Retailing Co. Ltd.	2,265	1,163,591
FCC Co. Ltd.	7,838	85,860
Food & Life Cos. Ltd.	9,290	259,122
FP Corp.	4,036	95,919
Fudo Tetra Corp.	6,411	79,739
Fuji Co. Ltd.(x)	2,999	56,966
Fuji Corp.	5,877	106,279
Fuji Electric Co. Ltd.	9,979	497,696
Fuji Kyuko Co. Ltd.(x)	2,194	69,902
Fuji Media Holdings, Inc.	20,394	195,388
Fuji Oil Holdings, Inc.	4,030	65,456
Fuji Seal International, Inc.	4,611	63,353
Fuji Soft, Inc.	1,853	93,146
FUJIFILM Holdings Corp.	29,685	1,816,033
Fujikura Ltd.*	21,309	108,077
Fujimi, Inc.	1,257	68,662
Fujimori Kogyo Co. Ltd.	2,520	76,927
Fujitec Co. Ltd.(x)	6,579	169,205
Fujitsu General Ltd.	6,319	122,913
Fujitsu Ltd.	15,197	2,265,603
Fukui Computer Holdings, Inc.	1,895	50,296
Fukuoka Financial Group, Inc.	16,400	317,354
Fukushima Galilei Co. Ltd.(x)	2,372	74,402
Fukuyama Transporting Co. Ltd.	2,128	63,353
FULLCAST Holdings Co. Ltd.	4,492	95,740
Funai Soken Holdings, Inc.	3,831	68,886
Furukawa Electric Co. Ltd.(x)	7,000	124,089
Fuso Chemical Co. Ltd.	1,214	44,476
Futaba Industrial Co. Ltd.	9,500	28,244
Future Corp.	8,216	115,990
Fuyo General Lease Co. Ltd.	2,579	146,769
G-7 Holdings, Inc.	5,406	73,012
Genky DrugStores Co. Ltd.	1,906	70,635
giftee, Inc.*	4,332	44,641
Giken Ltd.	1,041	31,502
GLOBERIDE, Inc.	2,998	70,695
Glory Ltd.	4,557	77,072
GMO GlobalSign Holdings KK(x) .	955	48,174
GMO internet, Inc.	7,656	174,519
GMO Payment Gateway, Inc.	3,387	345,781
Goldwin, Inc.	2,916	147,656
Gree, Inc.	19,104	169,126
GS Yuasa Corp.(x)	5,471	104,166
GungHo Online Entertainment, Inc.	5,621	119,526
Gunma Bank Ltd. (The)	32,555	94,041
Gunze Ltd.	2,242	68,571
H.U. Group Holdings, Inc.(x)	6,996	166,209
H2O Retailing Corp.(x)	9,500	65,688
Hachijuni Bank Ltd. (The)(x)	43,000	142,697
Hakuhodo DY Holdings, Inc.	27,115	340,733
Hamamatsu Photonics KK	11,935	635,199
Hankyu Hanshin Holdings, Inc.	21,021	608,038
Hanwa Co. Ltd.	3,585	94,807
Haseko Corp.(x)	16,475	189,185
Hazama Ando Corp.(x)	13,966	103,406
Heiwa Corp.	4,550	67,823
Heiwa Real Estate Co. Ltd.(x)	4,329	140,281
Heiwado Co. Ltd.	2,453	38,081
Hikari Tsushin, Inc.	1,831	208,554
Hino Motors Ltd.(x)	22,963	134,355
Hioki EE Corp.	1,430	82,057
Hirogin Holdings, Inc.	36,500	193,243
Hirose Electric Co. Ltd.(x)	2,789	405,257
HIS Co. Ltd.(x)*	3,292	57,136
Hisamitsu Pharmaceutical Co., Inc.	5,579	166,414
Hitachi Construction Machinery Co. Ltd.(x)	6,567	170,171
Hitachi Ltd.	82,683	4,143,119
Hitachi Metals Ltd.*	19,279	322,574
Hitachi Transport System Ltd.	3,481	191,286
Hitachi Zosen Corp.	13,019	79,133
Hogy Medical Co. Ltd.	3,574	94,542
Hokkaido Electric Power Co., Inc.	22,712	90,238
Hokuetsu Corp.	13,526	76,791
Hokuhoku Financial Group, Inc.	13,814	100,693
Hokuriku Electric Power Co.	21,850	95,257
Honda Motor Co. Ltd.	135,351	3,846,163
Horiba Ltd.	3,816	208,569
Hoshizaki Corp.	4,864	333,613
House Foods Group, Inc.	8,400	199,134
Hoya Corp.	33,283	3,797,980
Hulic Co. Ltd.	40,493	363,574
Hyakugo Bank Ltd. (The)	17,673	48,275
Hyakujushi Bank Ltd. (The)	2,900	39,204
Ibiden Co. Ltd.	8,897	436,421
Ichibanya Co. Ltd.	1,268	47,968
Ichigo, Inc.	8,879	22,823
Idec Corp.	4,275	89,350
Idemitsu Kosan Co. Ltd.	18,720	516,462
IDOM, Inc.	10,714	63,717
IHI Corp.	10,832	258,689
Iida Group Holdings Co. Ltd.	15,482	267,991
Inaba Denki Sangyo Co. Ltd.	6,062	122,984
Inabata & Co. Ltd.	6,373	107,382
Infocom Corp.	2,107	36,234
Infomart Corp.	19,428	104,040
Information Services International- Dentsu Ltd.	2,820	89,618
INFRONEER Holdings, Inc.(x)	20,727	177,078
Inpex Corp.	88,887	1,055,489
Insource Co. Ltd.	4,579	86,712
Internet Initiative Japan, Inc.	4,626	153,952
IR Japan Holdings Ltd.	856	29,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Iriso Electronics Co. Ltd.	1,764	$47,988
Iseki & Co. Ltd.	4,100	43,517
Isetan Mitsukoshi Holdings Ltd.(x)	35,742	281,733
Isuzu Motors Ltd.	53,195	687,239
Ito En Ltd.	5,017	246,163
ITOCHU Corp.(x)	118,424	4,017,185
Itochu Enex Co. Ltd.	5,640	47,483
Itochu Techno-Solutions Corp.	7,982	203,871
Itoham Yonekyu Holdings, Inc.	12,689	67,558
Iwatani Corp.	3,794	160,249
Iyo Bank Ltd. (The)	24,000	117,167
Izumi Co. Ltd.	3,455	90,827
J Front Retailing Co. Ltd.	22,829	185,646
JAC Recruitment Co. Ltd.	4,065	61,453
Jaccs Co. Ltd.	3,901	98,032
JAFCO Group Co. Ltd.	7,419	113,220
Japan Airlines Co. Ltd.*	37,002	688,688
Japan Airport Terminal Co. Ltd.*	6,373	289,620
Japan Aviation Electronics Industry Ltd.(x)	6,944	112,552
Japan Cash Machine Co. Ltd.	6,102	33,512
Japan Display, Inc.(x)*	231,888	90,929
Japan Elevator Service Holdings Co. Ltd.	4,050	52,538
Japan Exchange Group, Inc.	46,186	860,571
Japan Lifeline Co. Ltd.	7,771	65,056
Japan Material Co. Ltd.(x)	5,450	77,091
Japan Petroleum Exploration Co. Ltd.	2,682	56,765
Japan Post Bank Co. Ltd.(x)	46,500	374,510
Japan Post Holdings Co. Ltd.	211,536	1,553,821
Japan Post Insurance Co. Ltd.(x)	19,609	343,017
Japan Pulp & Paper Co. Ltd.	2,543	80,932
Japan Securities Finance Co. Ltd.	6,741	50,695
Japan Steel Works Ltd. (The)	6,516	202,283
Japan Tobacco, Inc.	91,792	1,571,309
Japan Wool Textile Co. Ltd. (The)	5,449	39,755
JCR Pharmaceuticals Co. Ltd.	5,088	93,304
JCU Corp.	1,541	52,013
Jeol Ltd.	3,266	180,844
JFE Holdings, Inc.(x)	47,231	664,669
JGC Holdings Corp.(x)	18,595	222,579
JINS Holdings, Inc.	771	36,333
JMDC, Inc.*	1,581	85,548
Joyful Honda Co. Ltd.	6,398	78,384
JSR Corp.	16,517	487,009
JTEKT Corp.(x)	17,798	139,441
Juroku Financial Group, Inc.	3,200	56,847
Justsystems Corp.	2,992	140,656
JVCKenwood Corp.	19,300	28,051
Kadokawa Corp.	9,702	254,072
Kaga Electronics Co. Ltd.	3,589	95,081
Kagome Co. Ltd.	8,701	222,325
Kajima Corp.	40,971	498,965
Kakaku.com, Inc.	13,130	293,659
Kaken Pharmaceutical Co. Ltd.(x)	2,834	90,113
Kameda Seika Co. Ltd.	1,676	54,694
Kamigumi Co. Ltd.	8,622	155,209
Kanamoto Co. Ltd.	2,948	48,216
Kandenko Co. Ltd.	10,184	69,486
Kaneka Corp.	6,200	179,208
Kanematsu Corp.	8,108	88,887
Kanematsu Electronics Ltd.	935	29,291
Kansai Electric Power Co., Inc. (The)(x)	65,172	614,884
Kansai Paint Co. Ltd.	18,311	294,199
Kao Corp.	37,362	1,533,775
Katakura Industries Co. Ltd.	7,200	131,429
Katitas Co. Ltd.	5,812	159,894
Kato Sangyo Co. Ltd.	2,563	66,435
Kawasaki Heavy Industries Ltd.	12,529	227,414
Kawasaki Kisen Kaisha Ltd.	5,681	369,609
KDDI Corp.	121,276	3,983,467
KeePer Technical Laboratory Co. Ltd.	2,208	44,500
Keihan Holdings Co. Ltd.(x)	8,105	199,086
Keikyu Corp.	24,606	251,919
Keio Corp.(x)	8,634	337,073
Keisei Electric Railway Co. Ltd.	13,333	371,076
Kewpie Corp.	13,000	249,516
Key Coffee, Inc.	4,000	65,798
Keyence Corp.	15,577	7,242,182
KH Neochem Co. Ltd.	3,353	75,112
Kikkoman Corp.	12,176	806,428
Kinden Corp.	15,000	193,467
Kintetsu Department Store Co. Ltd.*	2,816	58,815
Kintetsu Group Holdings Co. Ltd.(x)	15,762	450,942
Kintetsu World Express, Inc.	3,932	100,855
Kirin Holdings Co. Ltd.	60,601	906,331
Kissei Pharmaceutical Co. Ltd.	3,193	66,571
Ki-Star Real Estate Co. Ltd.(x)	2,056	87,302
Kitano Construction Corp.	2,956	51,653
Kiyo Bank Ltd. (The)(x)	3,600	40,340
Kobayashi Pharmaceutical Co. Ltd.	4,615	369,978
Kobe Bussan Co. Ltd.	12,559	385,791
Kobe Steel Ltd.(x)	33,016	159,444
Koei Tecmo Holdings Co. Ltd.(x)	5,514	180,318
Kohnan Shoji Co. Ltd.	2,315	66,088
Koito Manufacturing Co. Ltd.	9,589	388,203
Kokuyo Co. Ltd.	7,982	105,261
Komatsu Ltd.	77,908	1,869,455
KOMEDA Holdings Co. Ltd.	5,284	88,079
Komeri Co. Ltd.	3,475	74,718
Komori Corp.	7,900	46,985
Konami Holdings Corp.(x)	6,450	407,688
Konica Minolta, Inc.	43,791	184,713
Konoike Transport Co. Ltd.	6,036	56,809
Kose Corp.	3,360	351,418
Kotobuki Spirits Co. Ltd.	1,632	86,875
K’s Holdings Corp.(x)	17,800	183,846
Kubota Corp.	83,741	1,569,974
Kumagai Gumi Co. Ltd.	3,271	72,419
Kumiai Chemical Industry Co. Ltd.	9,350	67,451
Kura Sushi, Inc.(x)	3,446	94,470
Kuraray Co. Ltd.(x)	28,183	242,860
Kureha Corp.	1,321	105,552
Kurita Water Industries Ltd.	9,006	332,413
Kusuri no Aoki Holdings Co. Ltd.	1,785	99,305
KYB Corp.	1,923	46,527
Kyocera Corp.	23,850	1,340,578
KYORIN Holdings, Inc.	6,041	87,792
Kyoritsu Maintenance Co. Ltd.(x)	2,670	100,538
Kyowa Kirin Co. Ltd.	18,509	429,415
Kyudenko Corp.(x)	3,588	83,982
Kyushu Electric Power Co., Inc.	31,604	211,972
Kyushu Financial Group, Inc.	34,349	112,442
Kyushu Railway Co.	11,748	240,214
Lasertec Corp.	7,490	1,259,240
Lawson, Inc.	5,088	194,458
Life Corp.	3,042	78,359
Link And Motivation, Inc.	10,606	46,931
Lintec Corp.	4,900	97,425
Lion Corp.	21,636	241,185
LITALICO, Inc.	3,942	90,602
Lixil Corp.(x)	26,386	491,018
M&A Capital Partners Co. Ltd.*	1,564	55,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
M3, Inc.	28,984	$1,048,975
Mabuchi Motor Co. Ltd.	4,526	141,089
Macnica Fuji Electronics Holdings, Inc.	4,581	98,294
Maeda Kosen Co. Ltd.	3,173	83,139
Makino Milling Machine Co. Ltd.	2,098	66,199
Makita Corp.(x)	22,583	723,304
Mandom Corp.	8,317	89,100
Mani, Inc.	7,470	89,204
Marubeni Corp.(x)	164,037	1,913,746
Maruha Nichiro Corp.(x)	3,726	73,032
Marui Group Co. Ltd.(x)	15,023	275,396
Maruichi Steel Tube Ltd.	7,800	176,042
Maruwa Co. Ltd.	889	118,382
Maruwa Unyu Kikan Co. Ltd.	4,260	39,124
Marvelous, Inc.	10,228	60,315
Matsuda Sangyo Co. Ltd.	4,000	80,803
Matsui Securities Co. Ltd.(x)	14,747	97,220
MatsukiyoCocokara & Co.(x)	11,433	406,352
Matsuya Co. Ltd.*	7,173	44,866
Max Co. Ltd.	6,000	83,416
Maxell Ltd.	5,700	55,995
Mazda Motor Corp.(x)	57,715	426,953
Mebuki Financial Group, Inc.	104,665	218,564
Media Do Co. Ltd.	2,077	42,887
Medipal Holdings Corp.(x)	17,687	291,477
MedPeer, Inc.*	1,059	33,931
Megachips Corp.	3,355	102,813
Megmilk Snow Brand Co. Ltd.	3,437	55,826
Meidensha Corp.	4,400	90,902
Meiji Holdings Co. Ltd.(x)	10,929	592,715
Meiko Electronics Co. Ltd.	2,286	75,153
Meitec Corp.	1,939	105,304
Melco Holdings, Inc.	2,177	69,469
Menicon Co. Ltd.	4,964	118,659
METAWATER Co. Ltd.	3,652	59,583
Midac Holdings Co. Ltd.	1,977	43,958
Milbon Co. Ltd.	2,308	103,466
Mimasu Semiconductor Industry Co. Ltd.	3,269	67,902
Minebea Mitsumi, Inc.(x)	30,892	672,947
Mirait Holdings Corp.	7,953	126,679
Miroku Jyoho Service Co. Ltd.	2,998	34,798
MISUMI Group, Inc.	20,444	608,285
Mitani Sekisan Co. Ltd.	1,611	87,653
Mitsubishi Chemical Holdings Corp.	108,956	724,977
Mitsubishi Corp.(x)	126,873	4,780,332
Mitsubishi Electric Corp.	168,893	1,943,923
Mitsubishi Estate Co. Ltd.	109,435	1,627,572
Mitsubishi Gas Chemical Co., Inc.(x)	14,524	246,592
Mitsubishi HC Capital, Inc.	60,887	283,389
Mitsubishi Heavy Industries Ltd.(x)	27,889	918,465
Mitsubishi Logisnext Co. Ltd.	10,284	78,151
Mitsubishi Logistics Corp.(x)	4,975	123,325
Mitsubishi Materials Corp.(x)	14,300	250,821
Mitsubishi Motors Corp.*	75,000	201,527
Mitsubishi Pencil Co. Ltd.	3,972	41,063
Mitsubishi Shokuhin Co. Ltd.	3,000	74,038
Mitsubishi UFJ Financial Group, Inc.	1,072,296	6,655,928
Mitsuboshi Belting Ltd.	4,120	68,155
Mitsui & Co. Ltd.	130,461	3,553,720
Mitsui Chemicals, Inc.(x)	14,798	372,771
Mitsui Fudosan Co. Ltd.	75,922	1,624,350
Mitsui High-Tec, Inc.(x)	2,493	251,351
Mitsui Mining & Smelting Co. Ltd.(x)	5,900	161,734
Mitsui OSK Lines Ltd.(x)	27,819	772,274
Mitsuuroko Group Holdings Co. Ltd.	7,084	59,806
Miura Co. Ltd.(x)	8,004	197,403
Mixi, Inc.	3,456	62,038
Mizuho Financial Group, Inc.	213,838	2,737,110
Mizuho Leasing Co. Ltd.	1,996	48,568
Mizuno Corp.	4,444	76,672
Mochida Pharmaceutical Co. Ltd.	2,534	77,461
Modec, Inc.	4,782	50,028
Monex Group, Inc.(x)	14,185	74,325
Money Forward, Inc.*	2,210	97,803
Monogatari Corp. (The)	1,574	74,602
MonotaRO Co. Ltd.	23,996	514,224
Morinaga & Co. Ltd.(x)	4,247	132,548
Morinaga Milk Industry Co. Ltd.	3,908	167,179
Morita Holdings Corp.	3,388	34,273
MOS Food Services, Inc.(x)	3,648	86,216
MS&AD Insurance Group Holdings, Inc.(x)	40,455	1,314,398
Murata Manufacturing Co. Ltd.	50,497	3,338,138
Musashi Seimitsu Industry Co. Ltd.(x)	5,616	69,029
Nabtesco Corp.	11,042	292,496
Nachi-Fujikoshi Corp.	2,183	74,606
Nagaileben Co. Ltd.	2,171	35,443
Nagase & Co. Ltd.	11,432	169,721
Nagawa Co. Ltd.(x)	1,145	93,952
Nagoya Railroad Co. Ltd.	12,958	229,549
Nankai Electric Railway Co. Ltd.	9,800	189,199
NEC Corp.	21,462	900,363
NEC Networks & System Integration Corp.	5,600	81,477
NET One Systems Co. Ltd.	7,723	179,798
Nexon Co. Ltd.	40,874	978,086
Nextage Co. Ltd.	6,335	114,471
NGK Insulators Ltd.(x)	22,442	320,403
NGK Spark Plug Co. Ltd.	12,240	196,978
NH Foods Ltd.(x)	6,942	236,133
NHK Spring Co. Ltd.	25,000	180,345
Nichias Corp.	4,359	89,828
Nichicon Corp.	10,871	103,885
Nichiha Corp.	3,077	63,018
Nichirei Corp.	9,587	186,084
Nidec Corp.	44,555	3,529,904
Nifco, Inc.	5,877	133,322
Nihon Kohden Corp.	7,968	191,503
Nihon M&A Center Holdings, Inc.	26,473	367,883
Nihon Parkerizing Co. Ltd.	12,170	92,591
Nihon Yamamura Glass Co. Ltd.*	5,562	37,279
Nikkon Holdings Co. Ltd.	9,000	150,463
Nikon Corp.	26,926	287,875
Nintendo Co. Ltd.	9,666	4,877,104
Nippn Corp.	4,887	66,594
Nippon Ceramic Co. Ltd.	1,836	36,634
Nippon Chemi-Con Corp.*	3,503	54,001
Nippon Densetsu Kogyo Co. Ltd.	4,340	56,063
Nippon Electric Glass Co. Ltd.	6,101	135,153
Nippon Express Holdings, Inc.	6,057	416,344
Nippon Gas Co. Ltd.	8,442	102,674
Nippon Kanzai Co. Ltd.	4,458	102,912
Nippon Kayaku Co. Ltd.	10,745	101,760
Nippon Light Metal Holdings Co. Ltd.	5,252	73,534
Nippon Paint Holdings Co. Ltd.	67,250	590,128
Nippon Paper Industries Co. Ltd.(x).	9,600	81,774
Nippon Pillar Packing Co. Ltd.	3,146	78,540
Nippon Sanso Holdings Corp.	15,957	303,207
Nippon Sharyo Ltd.	3,791	67,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Shinyaku Co. Ltd.	4,816	$327,455
Nippon Shokubai Co. Ltd.	2,462	107,178
Nippon Signal Co. Ltd.	8,900	64,121
Nippon Soda Co. Ltd.	3,389	93,376
Nippon Steel Corp.(x)	77,064	1,366,163
Nippon Steel Trading Corp.	2,026	87,876
Nippon Suisan Kaisha Ltd.	20,317	91,147
Nippon Telegraph & Telephone Corp.	176,472	5,127,722
Nippon Television Holdings, Inc.	13,631	141,869
Nippon Yusen KK(x)	13,426	1,173,333
Nipro Corp.	13,900	116,314
Nishimatsu Construction Co. Ltd.(x)	3,295	98,825
Nishimatsuya Chain Co. Ltd.	6,093	78,505
Nishi-Nippon Financial Holdings, Inc.	13,628	84,027
Nishi-Nippon Railroad Co. Ltd.	5,600	122,718
Nissan Chemical Corp.	9,008	528,690
Nissan Motor Co. Ltd.*	196,265	873,698
Nissan Shatai Co. Ltd.	9,940	45,121
Nissha Co. Ltd.(x)	6,603	78,040
Nisshin Oillio Group Ltd. (The)	2,383	55,700
Nisshin Seifun Group, Inc.	18,778	262,151
Nisshinbo Holdings, Inc.	12,062	104,627
Nissin Electric Co. Ltd.	7,460	89,613
Nissin Foods Holdings Co. Ltd.	6,316	443,525
Nitori Holdings Co. Ltd.	6,601	828,966
Nitta Corp.	1,728	39,043
Nitto Boseki Co. Ltd.	2,757	63,220
Nitto Denko Corp.	9,739	697,968
Nitto Kogyo Corp.	5,056	65,087
Noevir Holdings Co. Ltd.	1,781	71,985
NOF Corp.	7,305	298,712
Nohmi Bosai Ltd.	4,847	77,318
Nojima Corp.	3,609	68,093
NOK Corp.	8,604	80,252
Nomura Co. Ltd.	11,318	84,674
Nomura Holdings, Inc.	254,342	1,065,816
Nomura Real Estate Holdings, Inc.	10,820	259,119
Nomura Research Institute Ltd.	32,143	1,051,245
Noritake Co. Ltd.(x)	1,990	72,464
Noritsu Koki Co. Ltd.	4,795	91,292
Noritz Corp.	4,795	57,403
North Pacific Bank Ltd.	37,980	74,074
NS Solutions Corp.	3,420	102,690
NS United Kaiun Kaisha Ltd.(x)	3,102	106,423
NSD Co. Ltd.(x)	5,948	106,258
NSK Ltd.(x)	30,498	183,089
NTN Corp.*	37,117	64,582
NTT Data Corp.	42,625	836,032
Obara Group, Inc.(x)	1,415	34,584
Obayashi Corp.	56,756	417,330
OBIC Business Consultants Co. Ltd.	1,642	57,082
Obic Co. Ltd.	5,242	785,453
Odakyu Electric Railway Co. Ltd.(x)	24,751	410,987
Ogaki Kyoritsu Bank Ltd. (The)	2,098	32,526
Ohsho Food Service Corp.	741	36,435
Oiles Corp.	4,560	56,452
Oisix ra daichi, Inc.*	2,321	57,024
Oita Bank Ltd. (The)	2,100	32,841
Oji Holdings Corp.(x)	68,133	338,724
Okamoto Industries, Inc.	2,906	92,787
Okamura Corp.	7,341	72,556
Oki Electric Industry Co. Ltd.	8,423	58,138
Okinawa Electric Power Co., Inc. (The)	4,021	45,515
OKUMA Corp.	1,173	48,641
Okumura Corp.	2,739	66,587
Olympus Corp.(x)	88,572	1,682,725
Omron Corp.	14,060	937,419
Ono Pharmaceutical Co. Ltd.	37,819	949,807
Onward Holdings Co. Ltd.	15,000	31,301
Open Door, Inc.(x)*	4,483	68,037
Open House Group Co. Ltd.	4,646	205,589
Optim Corp.(x)*	2,491	20,690
Optorun Co. Ltd.	5,119	87,768
Oracle Corp.	3,300	229,171
Organo Corp.	805	66,344
Orient Corp.(x)	65,426	66,323
Oriental Land Co. Ltd.(x)	19,142	3,654,620
ORIX Corp.	101,508	2,025,997
Osaka Gas Co. Ltd.(x)	31,014	532,450
Osaka Organic Chemical Industry Ltd.	3,454	85,812
Osaka Soda Co. Ltd.	1,925	49,021
OSG Corp.	9,700	148,633
Otsuka Corp.	9,530	338,417
Otsuka Holdings Co. Ltd.	34,374	1,189,080
Outsourcing, Inc.	8,818	90,960
PAL GROUP Holdings Co. Ltd.	5,721	72,491
PALTAC Corp.	2,773	102,830
Pan Pacific International Holdings Corp.	31,573	506,389
Panasonic Holdings Corp.	180,121	1,744,316
Paramount Bed Holdings Co. Ltd.	4,444	72,323
Park24 Co. Ltd.*	10,900	178,370
Pasona Group, Inc.	3,788	75,883
Penta-Ocean Construction Co. Ltd.	29,322	146,676
PeptiDream, Inc.*	8,788	155,930
Persol Holdings Co. Ltd.	18,066	404,960
Pharma Foods International Co. Ltd.(x)	3,751	60,479
PHC Holdings Corp.(x)	4,990	73,590
Pigeon Corp.	10,057	177,094
Pilot Corp.	3,104	133,385
Piolax, Inc.	4,502	57,181
Plenus Co. Ltd.	5,333	87,775
Pola Orbis Holdings, Inc.	8,224	107,010
Pressance Corp.	6,138	91,670
Prestige International, Inc.	10,559	62,067
Prima Meat Packers Ltd.	3,652	65,786
Raito Kogyo Co. Ltd.	6,051	96,612
Raksul, Inc.*	1,894	45,783
Rakus Co. Ltd.	5,219	69,839
Rakuten Group, Inc.	80,498	634,601
Recruit Holdings Co. Ltd.	126,723	5,547,586
Relia, Inc.	8,142	70,621
Relo Group, Inc.	8,730	130,044
Renesas Electronics Corp.*	93,219	1,078,653
Rengo Co. Ltd.	21,000	134,262
RENOVA, Inc.(x)*	2,551	35,528
Resona Holdings, Inc.(x)	194,518	832,972
Resorttrust, Inc.	7,178	122,542
Ricoh Co. Ltd.(x)	46,040	399,435
Ricoh Leasing Co. Ltd.	1,550	42,075
Riken Corp.	1,600	31,953
Riken Keiki Co. Ltd.	845	33,808
Rinnai Corp.	3,700	277,021
Riso Kagaku Corp.(x)	2,813	45,650
Riso Kyoiku Co. Ltd.	22,934	71,234
Rohm Co. Ltd.	7,590	589,908
Rohto Pharmaceutical Co. Ltd.	10,582	319,440
Roland Corp.	1,717	56,744
Rorze Corp.	1,360	135,065
Round One Corp.	6,290	69,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Holdings Co. Ltd.*	1,912	$32,879
RS Technologies Co. Ltd.	1,707	88,724
Ryohin Keikaku Co. Ltd.	21,429	249,912
S Foods, Inc.	3,922	105,282
Saibu Gas Holdings Co. Ltd.	2,687	43,859
Saizeriya Co. Ltd.	3,745	82,267
Sakai Moving Service Co. Ltd.	1,540	53,281
Sakata Seed Corp.	2,341	71,117
San ju San Financial Group, Inc.	2,610	31,466
San-A Co. Ltd.	1,826	61,790
San-Ai Obbli Co. Ltd.	7,598	58,554
Sangetsu Corp.	3,239	40,494
San-In Godo Bank Ltd. (The)	14,711	75,141
Sanken Electric Co. Ltd.	2,047	86,497
Sanki Engineering Co. Ltd.	7,418	84,978
Sankyo Co. Ltd.	3,547	98,405
Sankyu, Inc.	4,962	161,961
Sanrio Co. Ltd.	5,173	105,516
Sansan, Inc.*	4,408	49,469
Santen Pharmaceutical Co. Ltd.	30,999	310,315
Sanwa Holdings Corp.	21,000	212,771
Sanyo Chemical Industries Ltd.	1,868	76,774
Sanyo Denki Co. Ltd.	1,435	57,507
Sanyo Special Steel Co. Ltd.	3,355	58,100
Sapporo Holdings Ltd.	6,302	118,739
Sato Holdings Corp.	1,598	22,351
Sawai Group Holdings Co. Ltd.	4,400	160,885
SBI Holdings, Inc.(x)	20,062	507,004
SBS Holdings, Inc.	2,809	76,766
SCREEN Holdings Co. Ltd.(x)	2,784	277,954
SCSK Corp.	12,294	210,678
Secom Co. Ltd.(x)	15,904	1,152,351
Sega Sammy Holdings, Inc.(x)	20,371	351,612
Seibu Holdings, Inc.	22,730	235,359
Seiko Epson Corp.(x)	24,121	361,640
Seiko Holdings Corp.	4,175	77,945
Seino Holdings Co. Ltd.	16,000	145,646
Seiren Co. Ltd.	5,033	91,167
Sekisui Chemical Co. Ltd.	33,017	472,886
Sekisui House Ltd.	57,097	1,107,084
Sekisui Jushi Corp.	5,073	73,376
Senko Group Holdings Co. Ltd.(x)	10,158	74,487
Seven & i Holdings Co. Ltd.	66,236	3,151,524
Seven Bank Ltd.(x)	64,776	126,727
SG Holdings Co. Ltd.(x)	28,698	540,841
Sharp Corp.(x)	21,346	199,899
Shibaura Machine Co. Ltd.	3,304	91,873
Shibuya Corp.	2,975	59,263
SHIFT, Inc.*	776	135,957
Shiga Bank Ltd. (The)	2,831	50,943
Shikoku Electric Power Co., Inc.(x)	18,249	118,050
Shimadzu Corp.	21,141	727,985
Shimamura Co. Ltd.	2,500	222,172
Shimano, Inc.	6,832	1,562,719
Shimizu Corp.(x)	57,596	346,154
Shimojima Co. Ltd.(x)	5,300	41,097
Shin-Etsu Chemical Co. Ltd.	28,910	4,405,459
Shin-Etsu Polymer Co. Ltd.	6,313	58,201
Shinko Electric Industries Co. Ltd.	5,402	255,091
Shinsei Bank Ltd.(x)	15,507	283,265
Shionogi & Co. Ltd.	21,278	1,306,764
Ship Healthcare Holdings, Inc.	5,252	85,228
Shiseido Co. Ltd.	31,463	1,594,576
Shizuoka Bank Ltd. (The)(x)	40,645	287,039
Shizuoka Gas Co. Ltd.	6,571	45,867
SHO-BOND Holdings Co. Ltd.	4,612	200,851
Shochiku Co. Ltd.*	1,166	116,908
Shoei Co. Ltd.	2,374	88,409
Showa Denko KK	14,151	279,593
Showa Sangyo Co. Ltd.	2,573	55,261
Siix Corp.(x)	7,281	63,037
Simplex Holdings, Inc.(x)	366	5,703
Sinanen Holdings Co. Ltd.	1,631	44,013
Sinfonia Technology Co. Ltd.	7,390	80,281
Sintokogio Ltd.	7,500	42,201
SKY Perfect JSAT Holdings, Inc.(x)	7,493	25,378
Skylark Holdings Co. Ltd.(x)	20,442	264,313
SMC Corp.	5,034	2,811,556
SMK Corp.	1,620	29,524
SMS Co. Ltd.	4,785	131,339
Snow Peak, Inc.(x)	3,954	105,882
SoftBank Corp.(x)	251,963	2,944,892
SoftBank Group Corp.	101,153	4,549,571
Sohgo Security Services Co. Ltd.	6,327	206,615
Sojitz Corp.(x)	23,132	381,620
Solasto Corp.	7,031	56,675
Sompo Holdings, Inc.	30,139	1,325,730
Sony Group Corp.	107,690	11,114,790
Sotetsu Holdings, Inc.	6,169	115,492
S-Pool, Inc.	9,554	96,865
Square Enix Holdings Co. Ltd.	6,921	306,372
SRE Holdings Corp.*	820	22,608
Stanley Electric Co. Ltd.	13,307	251,300
Starts Corp., Inc.	3,430	67,198
Subaru Corp.(x)	48,581	771,756
Sugi Holdings Co. Ltd.	3,272	161,920
SUMCO Corp.	25,707	421,793
Sumitomo Bakelite Co. Ltd.	2,496	101,210
Sumitomo Chemical Co. Ltd.(x)	130,222	596,948
Sumitomo Corp.(x)	106,864	1,853,066
Sumitomo Electric Industries Ltd.(x)	63,561	755,937
Sumitomo Forestry Co. Ltd.	11,831	208,868
Sumitomo Heavy Industries Ltd.(x)	10,441	239,908
Sumitomo Metal Mining Co. Ltd.	20,933	1,056,965
Sumitomo Mitsui Construction Co. Ltd.	15,803	53,907
Sumitomo Mitsui Financial Group, Inc.	117,364	3,745,581
Sumitomo Mitsui Trust Holdings, Inc.	31,024	1,013,538
Sumitomo Osaka Cement Co. Ltd.(x)	4,400	120,931
Sumitomo Pharma Co. Ltd.(x)	15,798	156,008
Sumitomo Realty & Development Co. Ltd.(x)	36,897	1,019,871
Sumitomo Rubber Industries Ltd.	16,520	151,567
Sumitomo Warehouse Co. Ltd. (The)(x)	2,971	55,838
Sundrug Co. Ltd.	6,166	150,416
Suntory Beverage & Food Ltd.	12,637	481,874
Suruga Bank Ltd.	11,788	39,210
Suzuken Co. Ltd.	7,488	222,576
Suzuki Motor Corp.(x)	38,774	1,329,105
Sysmex Corp.	14,334	1,040,855
Systena Corp.	23,296	81,567
T Hasegawa Co. Ltd.	3,525	74,827
T&D Holdings, Inc.(x)	43,401	588,812
Tadano Ltd.	8,952	75,063
Taiheiyo Cement Corp.(x)	12,822	211,503
Taikisha Ltd.	2,538	63,150
Taisei Corp.(x)	17,402	503,059
Taisho Pharmaceutical Holdings Co. Ltd.(x)	4,317	200,238
Taiyo Holdings Co. Ltd.	3,818	100,955
Taiyo Yuden Co. Ltd.	8,275	371,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Takamatsu Construction Group Co. Ltd.	3,899	$65,763
Takara Bio, Inc.	4,701	85,912
Takara Holdings, Inc.(x)	18,000	161,502
Takara Standard Co. Ltd.	6,958	72,173
Takasago Thermal Engineering Co. Ltd.	5,745	81,470
Takashimaya Co. Ltd.	11,437	108,491
Takeda Pharmaceutical Co. Ltd.(x)	135,117	3,867,027
Takeuchi Manufacturing Co. Ltd.	4,365	94,008
Takuma Co. Ltd.	5,495	64,053
TBS Holdings, Inc.	11,930	173,759
TDK Corp.	24,706	892,033
TechMatrix Corp.	5,615	97,525
TechnoPro Holdings, Inc.	10,275	276,058
Teijin Ltd.	14,506	161,610
Terumo Corp.	47,971	1,452,838
Tess Holdings Co. Ltd.(x)	4,749	60,576
T-Gaia Corp.	5,533	74,154
THK Co. Ltd.	9,493	209,389
TIS, Inc.	18,861	441,142
TKC Corp.	2,570	69,859
Toagosei Co. Ltd.	17,000	149,646
Tobishima Corp.	6,530	55,103
Tobu Railway Co. Ltd.	17,551	427,016
Tocalo Co. Ltd.	8,849	97,692
Toda Corp.(x)	32,000	194,109
Toei Co. Ltd.	540	74,954
Toho Bank Ltd. (The)	26,176	43,851
Toho Co. Ltd.	9,635	364,282
Toho Gas Co. Ltd.(x)	8,185	182,426
Toho Holdings Co. Ltd.	2,743	41,494
Toho Titanium Co. Ltd.	9,523	113,484
Tohoku Electric Power Co., Inc.(x)	41,248	241,340
Tokai Carbon Co. Ltd.	15,000	140,410
Tokai Corp.	2,615	36,841
TOKAI Holdings Corp.(x)	9,977	70,398
Tokai Rika Co. Ltd.(x)	5,427	66,485
Tokai Tokyo Financial Holdings, Inc.	29,209	95,815
Token Corp.	853	62,957
Tokio Marine Holdings, Inc.	55,840	3,247,776
Tokuyama Corp.(x)	7,400	103,770
Tokyo Century Corp.	3,218	118,081
Tokyo Electric Power Co. Holdings, Inc.*	136,134	450,081
Tokyo Electron Device Ltd.	1,587	67,012
Tokyo Electron Ltd.	10,908	5,600,977
Tokyo Gas Co. Ltd.	32,003	586,243
Tokyo Ohka Kogyo Co. Ltd.	2,294	137,063
Tokyo Seimitsu Co. Ltd.	3,298	130,957
Tokyo Steel Manufacturing Co. Ltd.(x)	9,358	88,810
Tokyo Tatemono Co. Ltd.	19,659	294,422
Tokyotokeiba Co. Ltd.	2,059	73,217
Tokyu Construction Co. Ltd.(x)	14,461	79,521
Tokyu Corp.	41,971	545,147
Tokyu Fudosan Holdings Corp.	57,534	315,785
Tomy Co. Ltd.	9,500	94,660
Topcon Corp.	8,062	102,415
Toppan, Inc.	25,746	454,841
Toray Industries, Inc.	117,437	612,089
Toridoll Holdings Corp.(x)	2,530	52,371
Torii Pharmaceutical Co. Ltd.	3,984	102,190
Toshiba Corp.(x)	29,627	1,124,217
Toshiba TEC Corp.	2,627	105,489
Tosho Co. Ltd.	2,808	40,347
Tosoh Corp.	24,847	367,445
Totetsu Kogyo Co. Ltd.	1,687	31,315
TOTO Ltd.	12,927	519,254
Towa Pharmaceutical Co. Ltd.	3,403	76,378
Toyo Ink SC Holdings Co. Ltd.	1,695	26,352
Toyo Seikan Group Holdings Ltd.(x)	12,145	139,189
Toyo Suisan Kaisha Ltd.	9,479	338,973
Toyo Tire Corp.	11,244	143,086
Toyobo Co. Ltd.	9,549	85,155
Toyoda Gosei Co. Ltd.	5,313	87,734
Toyota Boshoku Corp.(x)	5,878	95,729
Toyota Industries Corp.	13,913	957,632
Toyota Motor Corp.(x)	870,762	15,598,401
Toyota Tsusho Corp.	17,007	699,782
TPR Co. Ltd.	4,102	43,564
Trancom Co. Ltd.(x)	1,347	77,689
Transcosmos, Inc.	3,331	86,372
TRE Holdings Corp.	6,545	106,103
Trend Micro, Inc.	9,014	526,184
Tri Chemical Laboratories, Inc.	2,576	59,945
Trusco Nakayama Corp.	3,910	76,494
TS Tech Co. Ltd.	7,845	87,876
TSI Holdings Co. Ltd.	14,450	39,545
Tsubakimoto Chain Co.	2,593	64,585
Tsugami Corp.	7,561	81,574
Tsumura & Co.	5,969	156,076
Tsuruha Holdings, Inc.	3,954	251,118
TV Asahi Holdings Corp.	4,061	49,968
UACJ Corp.(x)	4,186	79,540
UBE Corp.	10,241	166,932
Ulvac, Inc.	4,000	204,273
Unicharm Corp.	32,877	1,169,199
Uniden Holdings Corp.	4,364	122,964
United Arrows Ltd.	2,708	40,137
United Super Markets Holdings, Inc.	5,338	46,165
Usen-Next Holdings Co. Ltd.	4,021	82,725
Ushio, Inc.	11,665	172,831
USS Co. Ltd.	17,803	299,444
UT Group Co. Ltd.(x)	2,834	71,407
V Technology Co. Ltd.	1,336	35,889
Valor Holdings Co. Ltd.	4,076	70,417
ValueCommerce Co. Ltd.	1,542	46,519
Vision, Inc.*	7,844	73,660
Wacoal Holdings Corp.	3,211	48,341
Wacom Co. Ltd.	10,900	83,695
Weathernews, Inc.	1,408	103,784
Welcia Holdings Co. Ltd.	9,748	239,847
West Japan Railway Co.	20,548	852,866
Wowow, Inc.	1,797	23,635
Xebio Holdings Co. Ltd.	5,148	39,805
Yakult Honsha Co. Ltd.	12,604	672,736
Yamada Holdings Co. Ltd.(x)	49,936	155,322
Yamaguchi Financial Group, Inc.	23,000	127,538
Yamaha Corp.(x)	10,763	469,353
Yamaha Motor Co. Ltd.	23,424	524,955
Yamato Holdings Co. Ltd.	21,282	398,406
Yamato Kogyo Co. Ltd.(x)	4,045	122,736
Yamazaki Baking Co. Ltd.	13,933	171,306
Yamazen Corp.	9,283	71,575
Yaoko Co. Ltd.	2,104	114,589
Yaskawa Electric Corp.	17,826	696,217
Yellow Hat Ltd.	3,916	50,268
Yodogawa Steel Works Ltd.	4,760	102,241
Yokogawa Bridge Holdings Corp.	4,453	70,753
Yokogawa Electric Corp.(x)	18,255	311,430
Yokohama Rubber Co. Ltd. (The)	9,294	127,866
Yoshinoya Holdings Co. Ltd.	6,683	129,103
Z Holdings Corp.	241,786	1,049,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Zenkoku Hosho Co. Ltd.(x)	5,062	$194,653
Zenrin Co. Ltd.	13,250	107,752
Zensho Holdings Co. Ltd.(x)	9,793	229,247
Zeon Corp.	14,213	158,152
Zeria Pharmaceutical Co. Ltd.	5,807	90,400
Zojirushi Corp.	6,115	72,502
ZOZO, Inc.	11,482	305,034
Zuken, Inc.	3,038	74,621

		372,567,007

Jordan (0.1%)
Hikma Pharmaceuticals plc	26,263	706,588

Mexico (0.0%)
Fresnillo plc	28,695	277,628

Netherlands (7.1%)
Adyen NV(m)*	5,279	10,429,038
ASML Holding NV	75,132	50,113,008
ING Groep NV	721,613	7,541,416
Koninklijke Ahold Delhaize NV	193,288	6,213,483
Koninklijke Philips NV	163,377	4,998,192
Shell plc	1,189,206	32,636,288

		111,931,425

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	79,227	307,333
Auckland International Airport Ltd.*	24,454	131,457
Chorus Ltd.	48,035	242,193
Fisher & Paykel Healthcare Corp. Ltd.	14,218	237,023
Fletcher Building Ltd.(x)	30,876	134,179
Xero Ltd.*	13,814	1,046,295

		2,098,480

Nigeria (0.0%)
Airtel Africa plc(m)	155,376	282,575

Russia (0.0%)
Evraz plc(r)	91,874	—

South Africa (0.6%)
Anglo American plc	189,446	9,770,958

Spain (2.2%)
Banco Bilbao Vizcaya Argentaria
SA(x)	1,232,468	7,046,970
Banco Santander SA	3,205,185	10,875,082
Iberdrola SA	1,086,495	11,825,795
Industria de Diseno Textil SA	205,427	4,469,855

		34,217,702

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (20.6%)
3i Group plc	148,218	2,681,105
abrdn plc	334,363	935,835
Admiral Group plc	34,553	1,157,488
Ashtead Group plc	69,576	4,385,941
Associated British Foods plc	54,097	1,174,847
AstraZeneca plc	240,904	31,946,571
Auto Trader Group plc(m)	144,828	1,198,907
AVEVA Group plc	18,450	589,048
Aviva plc	581,034	3,429,797
B&M European Value Retail SA	144,982	1,015,737
BAE Systems plc	494,305	4,659,547
Barclays plc	2,604,901	5,060,307
Barratt Developments plc	157,501	1,074,586
Berkeley Group Holdings plc*	16,222	789,590
BP plc	2,985,529	14,590,383
British American Tobacco plc	355,330	14,862,175
British Land Co. plc (The) (REIT)	143,894	996,669
BT Group plc	1,080,564	2,575,422
Bunzl plc	52,412	2,037,793
Burberry Group plc	61,672	1,346,740
Compass Group plc	277,321	5,976,564
Croda International plc	20,955	2,153,589
DCC plc	15,351	1,189,778
Dechra Pharmaceuticals plc	16,326	864,427
Diageo plc	357,454	18,066,872
DS Smith plc	198,552	832,881
Electrocomponents plc	73,135	1,034,142
Entain plc*	90,639	1,944,072
Experian plc	142,350	5,489,728
Halma plc	58,951	1,924,261
Hargreaves Lansdown plc	58,854	775,412
Howden Joinery Group plc	88,716	889,817
HSBC Holdings plc	3,180,527	21,793,133
Imperial Brands plc	146,637	3,087,596
Informa plc*	232,893	1,827,802
InterContinental Hotels Group plc	28,490	1,929,255
Intermediate Capital Group plc	43,270	1,005,617
International Consolidated Airlines Group SA*	579,861	1,070,271
Intertek Group plc	25,108	1,714,635
ITV plc*	579,748	620,523
J Sainsbury plc	266,980	884,045
JD Sports Fashion plc	383,392	742,439
Kingfisher plc	320,367	1,069,178
Land Securities Group plc (REIT)	110,885	1,138,352
Legal & General Group plc	922,274	3,270,272
Linde plc	93,839	30,238,776
Lloyds Banking Group plc	11,023,444	6,748,534
London Stock Exchange Group plc .	56,509	5,903,819
M&G plc	404,508	1,171,678
Meggitt plc*	121,278	1,209,619
Melrose Industries plc	673,817	1,090,708
National Grid plc	562,557	8,640,704
NatWest Group plc	798,860	2,247,847
Next plc	19,803	1,561,576
Ocado Group plc*	75,715	1,157,358
Pearson plc	117,388	1,146,870
Persimmon plc	49,406	1,389,608
Phoenix Group Holdings plc	114,164	915,343
Prudential plc	427,299	6,311,966
Reckitt Benckiser Group plc	98,615	7,537,836
RELX plc	289,473	9,016,553
Rentokil Initial plc	289,544	1,994,267
Rightmove plc	131,309	1,086,191
Rolls-Royce Holdings plc*	1,303,004	1,713,189
Royal Mail plc	139,818	598,838
Sage Group plc (The)	159,657	1,464,108
Schroders plc	17,376	732,242
Segro plc (REIT)	186,309	3,282,036
Severn Trent plc	38,963	1,572,702
Smith & Nephew plc	136,807	2,180,649
Smiths Group plc	60,398	1,144,895
Spirax-Sarco Engineering plc	11,421	1,871,590
SSE plc	165,893	3,798,517
St James’s Place plc	82,684	1,558,968
Standard Chartered plc	392,361	2,601,882
Taylor Wimpey plc	563,140	960,939
Tesco plc	1,174,948	4,247,837
Unilever plc	397,493	17,994,404
United Utilities Group plc	106,167	1,564,840
Virgin Money UK plc (CHDI)	133,610	302,872
Vodafone Group plc	4,205,830	6,900,369
Whitbread plc*	31,395	1,168,303
WPP plc	172,387	2,255,897

		325,087,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
United States (3.3%)
Amcor plc (CHDI)	80,886	$920,608
Avast plc(m)	87,716	652,771
Block, Inc. (CRDI)*	10,089	1,330,870
Ferguson plc	34,470	4,678,957
GlaxoSmithKline plc	769,406	16,591,426
James Hardie Industries plc (CHDI)	47,446	1,427,830
Janus Henderson Group plc (CHDI)	2,611	89,205
Life360, Inc. (CRDI)(m)(x)*	19,522	83,680
News Corp. (CHDI), Class B	5,583	125,804
Reliance Worldwide Corp. Ltd.	84,174	264,295
ResMed, Inc. (CHDI)	41,642	999,034
Schneider Electric SE	105,178	17,560,149
Sims Ltd.	17,474	280,148
Stellantis NV	418,232	6,782,254

		51,787,031

Total Common Stocks (98.1%) (Cost $1,213,248,524)		1,544,461,919

CLOSED END FUNDS:
United Kingdom (0.2%)
Scottish Mortgage Investment Trust plc	224,740	2,975,521
United States (0.0%)
Pershing Square Holdings Ltd.	25,140	986,082

Total Closed End Funds (0.2%) (Cost $1,856,905)		3,961,603

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.3%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $5,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $5,100,001. (xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $11,324,312, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $11,550,718. (xx)	11,324,233	11,324,233
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $4,000,034, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $4,081,668. (xx)	4,000,000	4,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $5,400,473, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $5,971,313. (xx)	5,400,000	5,400,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $20,000,833, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $20,400,345. (xx)	20,000,000	20,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $11,000,116, collateralized by various Common Stocks; total market value $12,223,232. (xx)	11,000,000	11,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $10,000,111, collateralized by various Common Stocks; total market value $11,581,883. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		66,724,233

Total Short-Term Investments (4.6%) (Cost $71,724,233)		71,724,233

Total Investments in Securities (102.9%) (Cost $1,286,829,662)		1,620,147,755
Other Assets Less Liabilities (-2.9%)		(45,143,083)

Net Assets (100%)		$1,575,004,672

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $12,779,544 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $93,043,405. This was collateralized by $27,647,816 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 11/15/51 and by cash of $71,724,233 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Glossary:

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

Sector Weightings as of March 31, 2022	Market Value	% of Net Assets
Financials	$243,489,660	15.5%
Industrials	229,284,747	14.6
Consumer Discretionary	220,441,515	14.0
Materials	179,023,811	11.4
Consumer Staples	153,585,847	9.7
Information Technology	151,620,397	9.6
Health Care	137,480,067	8.7
Energy	88,229,429	5.6
Repurchase Agreements	66,724,233	4.3
Communication Services	66,254,860	4.2
Utilities	43,601,097	2.8
Real Estate	31,450,489	2.0
Investment Company	5,000,000	0.3
Closed End Funds	3,961,603	0.2
Cash and Other	(45,143,083)	(2.9)

		100.0%

Futures contracts outstanding as of March 31, 2022 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	136	6/2022	EUR	5,751,704	260,558
FTSE 100 Index	44	6/2022	GBP	4,326,953	107,910
SPI 200 Index	4	6/2022	AUD	559,654	30,678
TOPIX Index	31	6/2022	JPY	4,956,588	484,296

					883,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Funds	$—	$3,961,603	$—		$3,961,603
Common Stocks
Australia	—	193,677,327	140,469		193,817,796
Austria	—	1,461,681	—		1,461,681
Belgium	—	9,887,592	—		9,887,592
Burkina Faso	—	716,560	—		716,560
Chile	—	1,176,078	—		1,176,078
China	—	8,525,880	—		8,525,880
Finland	—	3,903,753	—		3,903,753
France	—	212,407,611	—		212,407,611
Germany	—	159,695,177	—		159,695,177
Indonesia	—	173,893	—		173,893
Ireland	—	19,232,722	—		19,232,722
Italy	—	24,736,303	—		24,736,303
Japan	—	372,567,007	—		372,567,007
Jordan	—	706,588	—		706,588
Mexico	—	277,628	—		277,628
Netherlands	—	111,931,425	—		111,931,425
New Zealand	—	2,098,480	—		2,098,480
Nigeria	—	282,575	—		282,575
Russia	—	—	—	(b)	—	(b)
South Africa	—	9,770,958	—		9,770,958
Spain	—	34,217,702	—		34,217,702
United Arab Emirates	—	—	—	(b)	—	(b)
United Kingdom	—	325,087,479	—		325,087,479
United States	—	51,787,031	—		51,787,031
Futures	883,442	—	—		883,442
Short-Term Investments
Investment Company	5,000,000	—	—		5,000,000
Repurchase Agreements	—	66,724,233	—		66,724,233

Total Assets	$5,883,442	$1,615,007,286	$140,469		$1,621,031,197

Total Liabilities	$—	$—	$—		$—

Total	$5,883,442	$1,615,007,286	$140,469		$1,621,031,197

(a)	A security with a market value of $140,469 transferred from Level 2 to Level 3 at the end of the period due to unobservable market inputs.

(b)	Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$497,880,746
Aggregate gross unrealized depreciation	(190,761,387)

Net unrealized appreciation	$307,119,359

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,313,911,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Australia (8.6%)
Abacus Property Group (REIT)	18,498	$45,440
Adbri Ltd.	16,506	37,018
AGL Energy Ltd.	10,320	59,485
ALS Ltd.	3,056	30,248
Altium Ltd.	5,568	140,255
Alumina Ltd.	108,299	161,748
AMP Ltd.*	170,472	121,835
Ampol Ltd.	13,039	296,305
Ansell Ltd.(x)	7,597	145,895
APA Group	54,107	429,072
Appen Ltd.(x)	4,980	25,452
ARB Corp. Ltd.	3,357	102,975
Aristocrat Leisure Ltd.	26,304	713,137
ASX Ltd.	8,729	529,849
Atlas Arteria Ltd.	48,010	233,529
Aurizon Holdings Ltd.	71,230	195,591
Australia & New Zealand Banking Group Ltd.	123,968	2,540,394
Bank of Queensland Ltd.	27,226	174,898
Bapcor Ltd.	12,735	60,451
Beach Energy Ltd.	52,506	60,745
Bega Cheese Ltd.	10,108	36,085
Bendigo & Adelaide Bank Ltd.	22,932	175,047
BHP Group Ltd. (ASE Stock Exchange)	63,151	2,459,728
BHP Group Ltd. (London Stock Exchange)	135,709	5,203,095
Blackmores Ltd.(x)	597	33,296
BlueScope Steel Ltd.	26,060	402,694
Boral Ltd.	35,191	90,477
Brambles Ltd.	456,212	3,364,141
Breville Group Ltd.	5,221	105,524
Brickworks Ltd.	3,128	56,746
BWP Trust (REIT)	12,168	36,408
carsales.com Ltd.	16,482	254,105
Chalice Mining Ltd.*	5,258	27,512
Challenger Ltd.	30,824	153,501
Charter Hall Group (REIT)	20,235	245,681
Charter Hall Long Wale REIT (REIT)	29,555	117,085
Charter Hall Retail REIT (REIT)	19,075	59,532
CIMIC Group Ltd.	4,702	77,151
Cleanaway Waste Management Ltd.	115,605	264,863
Clinuvel Pharmaceuticals Ltd.	1,983	27,078
Cochlear Ltd.	3,491	581,596
Coles Group Ltd.	63,778	850,081
Collins Foods Ltd.	5,548	43,425
Commonwealth Bank of Australia	67,031	5,263,453
Computershare Ltd.	31,470	575,745
Corporate Travel Management Ltd.*	4,838	84,362
Costa Group Holdings Ltd.	29,637	70,247
Credit Corp. Group Ltd.	2,888	64,464
Cromwell Property Group (REIT)	78,193	48,330
Crown Resorts Ltd.*	19,246	182,927
CSL Ltd.	18,806	3,734,813
CSR Ltd.	28,276	129,205
Deterra Royalties Ltd.	22,492	80,547
Dexus (REIT)	36,010	293,057
Domain Holdings Australia Ltd.	15,333	45,406
Domino’s Pizza Enterprises Ltd.	3,712	241,854
Downer EDI Ltd.	33,355	133,301
Eagers Automotive Ltd.(x)	9,018	95,109
Elders Ltd.	5,260	52,075
EML Payments Ltd.(x)*	16,325	35,913
Endeavour Group Ltd.	59,956	326,196
Evolution Mining Ltd.	91,228	296,429
Flight Centre Travel Group Ltd.(x)*	7,568	109,855
Fortescue Metals Group Ltd.	73,336	1,125,402
Glencore plc*	2,064,889	13,419,241
Gold Road Resources Ltd.	41,019	49,439
Goodman Group (REIT)	72,725	1,235,217
GPT Group (The) (REIT)	54,003	207,726
GUD Holdings Ltd.	5,659	48,770
Harvey Norman Holdings Ltd.(x)	29,571	117,706
Healius Ltd.	32,938	107,252
IDP Education Ltd.	5,944	138,628
IGO Ltd.	27,681	289,442
Iluka Resources Ltd.	22,492	188,765
Incitec Pivot Ltd.	80,263	226,712
Inghams Group Ltd.(x)	24,674	56,103
Insignia Financial Ltd.	24,263	66,097
Insurance Australia Group Ltd.	96,002	312,632
InvoCare Ltd.(x)	6,750	60,077
IPH Ltd.	8,971	52,976
IRESS Ltd.	7,655	67,613
JB Hi-Fi Ltd.	5,712	230,593
Lendlease Corp. Ltd.	34,175	284,033
Link Administration Holdings Ltd.	24,953	96,471
Liontown Resources Ltd.*	32,920	44,995
Lynas Rare Earths Ltd.*	32,454	257,252
Macquarie Group Ltd.	14,166	2,130,971
Magellan Financial Group Ltd.(x)	7,375	86,853
Medibank Pvt Ltd.	120,270	275,396
Metcash Ltd.	45,279	152,942
Mineral Resources Ltd.	8,346	326,251
Mirvac Group (REIT)	125,875	233,021
Nanosonics Ltd.*	15,681	45,929
National Australia Bank Ltd.	127,341	3,058,980
National Storage REIT (REIT)	44,761	89,714
Newcrest Mining Ltd.	41,271	819,296
NEXTDC Ltd.*	23,055	198,882
nib holdings Ltd.	22,633	107,058
Nine Entertainment Co. Holdings Ltd.	98,743	217,525
Northern Star Resources Ltd.	66,070	523,634
Nufarm Ltd.	16,854	79,145
Orica Ltd.	345,508	4,091,700
Origin Energy Ltd.	67,013	310,097
Orora Ltd.	29,395	78,715
OZ Minerals Ltd.	13,173	260,962
Pendal Group Ltd.	11,799	40,506
Perpetual Ltd.	2,833	72,689
Pilbara Minerals Ltd.*	19,952	46,697
Platinum Asset Management Ltd.	15,920	26,064
PolyNovo Ltd.(x)*	33,162	26,742
Premier Investments Ltd.	5,965	121,233
Pro Medicus Ltd.(x)	2,640	94,996
Qantas Airways Ltd.*	74,370	285,731
QBE Insurance Group Ltd.	55,985	477,143
Qube Holdings Ltd.	97,003	225,389
Ramsay Health Care Ltd.	9,772	473,264
REA Group Ltd.	2,619	261,860
Regis Resources Ltd.	33,584	52,510
Rio Tinto Ltd.	16,633	1,473,407
Rio Tinto plc	64,065	5,082,017
Santos Ltd.	147,020	845,394
Scentre Group (REIT)	184,772	418,447
SEEK Ltd.	18,487	406,791
Seven Group Holdings Ltd.(x)	6,490	102,219
Shopping Centres Australasia Property Group (REIT)	46,044	99,818
Silver Lake Resources Ltd.(x)*	41,904	66,736
Sonic Healthcare Ltd.	26,680	702,541
South32 Ltd.	242,748	903,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
St Barbara Ltd.	48,183	$50,251
Star Entertainment Group Ltd. (The)*	38,212	92,048
Steadfast Group Ltd.	52,572	186,514
Stockland (REIT)	97,057	306,375
Suncorp Group Ltd.	58,295	482,035
Super Retail Group Ltd.	5,904	45,238
Tabcorp Holdings Ltd.	123,124	488,249
Technology One Ltd.	11,605	98,321
Telstra Corp. Ltd.	534,897	1,577,467
TPG Telecom Ltd.	22,358	100,543
Transurban Group	150,474	1,515,969
Treasury Wine Estates Ltd.	29,580	253,375
United Malt Group Ltd.	10,251	28,889
Vicinity Centres (REIT)	144,013	199,123
Virgin Australia International Holdings Pty. Ltd.(r)*	96,120	—
Viva Energy Group Ltd.(m)	41,388	72,164
Washington H Soul Pattinson & Co. Ltd.	5,554	117,942
Waypoint REIT Ltd. (REIT)	35,784	71,173
Webjet Ltd.*	12,238	50,335
Wesfarmers Ltd.	44,540	1,673,570
Westpac Banking Corp.	151,565	2,729,373
Whitehaven Coal Ltd.	43,181	132,830
WiseTech Global Ltd.	7,843	295,471
Woodside Petroleum Ltd.	41,246	984,101
Woolworths Group Ltd.	47,609	1,322,346
Worley Ltd.(x)	20,615	197,880

		89,780,398

Austria (0.1%)
Mondi plc	31,165	604,171

Belgium (0.9%)
Anheuser-Busch InBev SA/NV(x)	164,318	9,855,683

Canada (0.7%)
Open Text Corp.	92,800	3,934,990
Restaurant Brands International, Inc.	50,202	2,931,295

		6,866,285

Chile (0.1%)
Antofagasta plc	21,789	475,790

China (2.2%)
Alibaba Group Holding Ltd.*	554,700	7,592,335
Prosus NV*	214,719	11,366,657
Trip.com Group Ltd.*	49,400	1,163,652
Vipshop Holdings Ltd. (ADR)*	368,700	3,318,300

		23,440,944

Finland (0.4%)
Kone OYJ, Class B	31,227	1,635,529
UPM-Kymmene OYJ	66,500	2,169,936

		3,805,465

France (12.0%)
Accor SA*	186,897	5,989,409
Air Liquide SA	34,168	5,977,324
Airbus SE*	44,576	5,388,060
AXA SA	155,892	4,552,657
BNP Paribas SA	247,521	14,093,167
Capgemini SE	11,500	2,558,097
Danone SA	122,639	6,755,923
Edenred	17,700	875,010
EssilorLuxottica SA	23,527	4,294,738
Hermes International	2,671	3,788,499
Kering SA	5,575	3,521,717
L’Oreal SA	19,243	7,702,316
LVMH Moet Hennessy Louis Vuitton SE	19,918	14,183,003
Pernod Ricard SA	16,571	3,634,386
Publicis Groupe SA	84,005	5,103,009
Safran SA	28,761	3,380,286
Sanofi	88,218	8,996,849
TotalEnergies SE	199,605	10,127,708
Valeo	185,410	3,406,507
Vinci SA	43,409	4,438,034
Worldline SA (Frankfurt Stock Exchange)(m)*	500	21,527
Worldline SA (SIGMA-X EU Stock Exchange)(m)*	141,400	6,130,143

		124,918,369

Germany (14.2%)
adidas AG	26,587	6,208,499
Allianz SE (Registered)	73,056	17,445,370
BASF SE	69,277	3,950,507
Bayer AG (Registered)	251,075	17,177,853
Bayerische Motoren Werke AG	118,900	10,298,442
Continental AG*	95,455	6,885,277
Daimler Truck Holding AG*	156,600	4,350,511
Deutsche Boerse AG	15,685	2,817,634
Deutsche Post AG (Registered)	79,366	3,811,039
Deutsche Telekom AG (Registered)	262,869	4,909,640
Fresenius Medical Care AG & Co. KGaA	91,800	6,156,344
Fresenius SE & Co. KGaA	149,400	5,497,347
Henkel AG & Co. KGaA	60,700	4,023,403
Infineon Technologies AG	105,637	3,608,922
Mercedes-Benz Group AG	182,374	12,809,339
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	10,551	2,826,258
SAP SE	133,953	14,946,922
Siemens AG (Registered)	75,980	10,527,958
thyssenkrupp AG*	545,100	4,695,740
Vitesco Technologies Group AG*	3,551	140,929
Volkswagen AG (Preference)(q)	13,741	2,376,044
Vonovia SE	55,550	2,597,364

		148,061,342

India (0.3%)
Axis Bank Ltd.*	352,300	3,501,565

Indonesia (0.0%)
Bank Mandiri Persero Tbk. PT	804,600	441,488

Ireland (1.1%)
CRH plc (Irish Stock Exchange)	97,865	3,926,219
CRH plc (London Stock Exchange) .	7,217	288,966
Flutter Entertainment plc (Dublin Stock Exchange)*	14,490	1,662,085
Flutter Entertainment plc (London Stock Exchange)*	8,147	942,992
Ryanair Holdings plc (ADR)*	50,300	4,382,136
Smurfit Kappa Group plc	16,907	751,278

		11,953,676

Italy (2.0%)
Coca-Cola HBC AG*	13,919	290,267
Enel SpA	622,853	4,159,442
Eni SpA	211,598	3,102,257
Intesa Sanpaolo SpA	5,775,550	13,202,066
Iveco Group NV*	42,962	279,163

		21,033,195

Japan (14.8%)
&Do Holdings Co. Ltd.	3,300	25,891
77 Bank Ltd. (The)	200	2,508
A&A Material Corp.	200	1,451
A&D HOLON Holdings Co. Ltd.(x)	1,200	9,425
ABC-Mart, Inc.	800	30,133
Achilles Corp.	1,000	10,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Acom Co. Ltd.	14,000	$36,495
Adastria Co. Ltd.	760	11,866
ADEKA Corp.	3,100	68,203
Advan Group Co. Ltd.	1,400	10,294
Advanex, Inc.(x)	200	2,653
Advantest Corp.	5,300	415,714
Aeon Co. Ltd.	26,399	563,190
Aeon Delight Co. Ltd.	1,400	34,793
Aeon Fantasy Co. Ltd.	400	6,286
AEON Financial Service Co. Ltd.	4,900	48,578
Aeon Hokkaido Corp.(x)	900	8,278
Aeon Mall Co. Ltd.	3,160	42,029
AGC, Inc.	6,200	247,793
Agora Hospitality Group Co. Ltd.*	5,000	978
Ai Holdings Corp.	2,100	29,283
Aica Kogyo Co. Ltd.	2,100	51,184
Aichi Bank Ltd. (The)	400	14,804
Aichi Corp.	2,100	15,125
Aichi Steel Corp.	600	11,792
Aichi Tokei Denki Co. Ltd.	300	3,817
Aida Engineering Ltd.	3,300	28,407
Aiful Corp.	6,800	19,909
Aigan Co. Ltd.*	900	1,438
Ain Holdings, Inc.	1,000	52,037
Aiphone Co. Ltd.	800	13,432
Air Water, Inc.	6,000	84,215
Airport Facilities Co. Ltd.	1,200	5,330
Airtech Japan Ltd.(x)	300	2,651
Airtrip Corp.(x)	1,200	29,281
Aisan Industry Co. Ltd.	1,500	8,917
Aisin Corp.(x)	5,348	182,728
Ajinomoto Co., Inc.(x)	10,200	289,650
Akebono Brake Industry Co. Ltd.*	5,700	7,299
Akita Bank Ltd. (The)	800	10,984
Alconix Corp.	800	9,134
Alfresa Holdings Corp.(x)	8,000	111,105
Alleanza Holdings Co. Ltd.	111	885
Alpen Co. Ltd.	700	11,705
Alpha Corp.	300	2,507
Alpha Systems, Inc.	360	12,408
Alps Alpine Co. Ltd.(x)	6,032	59,367
Altech Co. Ltd.	500	1,097
Altech Corp.	1,100	16,901
Amada Co. Ltd.(x)	8,500	74,910
Amano Corp.	1,800	32,226
Amuse, Inc.	600	9,594
ANA Holdings, Inc.(x)*	11,700	244,265
Anest Iwata Corp.	2,000	13,567
Anritsu Corp.(x)	5,000	63,428
AOKI Holdings, Inc.	2,200	10,455
Aomori Bank Ltd. (The)(r)	900	13,935
Aoyama Trading Co. Ltd.	1,600	8,794
Aozora Bank Ltd.(x)	3,800	80,186
Arakawa Chemical Industries Ltd.	1,000	8,727
Araya Industrial Co. Ltd.	200	2,674
Arcland Sakamoto Co. Ltd.	1,400	17,316
Arcs Co. Ltd.	1,500	26,022
Argo Graphics, Inc.	800	19,978
Arisawa Manufacturing Co. Ltd.	2,000	15,635
Aruhi Corp.(x)	2,100	17,132
As One Corp.	800	47,215
Asahi Co. Ltd.	500	5,437
Asahi Diamond Industrial Co. Ltd.	4,000	19,283
Asahi Group Holdings Ltd.	14,800	537,293
Asahi Intecc Co. Ltd.	3,700	72,396
Asahi Kasei Corp.	46,200	399,921
Asahi Kogyosha Co. Ltd.	400	5,260
Asahi Net, Inc.	1,000	4,803
ASAHI YUKIZAI Corp.	800	13,059
Asanuma Corp.(x)	400	16,342
Ashimori Industry Co. Ltd.	300	2,210
Asics Corp.	5,500	106,073
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	10,292
ASKUL Corp.	1,800	23,607
Astellas Pharma, Inc.	57,700	904,524
Astena Holdings Co. Ltd.	1,000	3,629
Atsugi Co. Ltd.*	1,100	5,471
Autobacs Seven Co. Ltd.	100	1,101
Avantia Co. Ltd.	1,000	6,923
Avex, Inc.	2,300	25,033
Awa Bank Ltd. (The)	2,000	35,409
Axell Corp.	400	3,463
Axial Retailing, Inc.	700	18,317
Azbil Corp.(x)	4,600	153,216
Azuma Shipping Co. Ltd.	600	1,458
Bandai Namco Holdings, Inc.	7,300	553,010
Bando Chemical Industries Ltd.	2,000	14,414
Bank of Iwate Ltd. (The)	800	12,099
Bank of Kyoto Ltd. (The)	2,400	104,364
Bank of Nagoya Ltd. (The)	1,099	25,811
Bank of Saga Ltd. (The)	700	8,362
Bank of the Ryukyus Ltd.	2,500	16,221
BayCurrent Consulting, Inc.	500	181,280
Belc Co. Ltd.	600	26,670
Belluna Co. Ltd.	3,000	17,773
Benefit One, Inc.(x)	1,700	35,593
Benesse Holdings, Inc.	2,400	44,058
Bic Camera, Inc.	3,000	26,597
BIPROGY, Inc.	2,100	53,428
BML, Inc.	1,400	35,340
Bookoff Group Holdings Ltd.	700	6,336
BP Castrol KK(x)	500	5,051
Bridgestone Corp.	18,100	700,496
Brother Industries Ltd.(x)	8,200	149,324
Bunka Shutter Co. Ltd.	3,000	24,131
CAC Holdings Corp.	700	8,067
Can Do Co. Ltd.	1,000	18,312
Canare Electric Co. Ltd.	100	1,297
Canon Electronics, Inc.	1,100	14,414
Canon Marketing Japan, Inc.	2,300	47,306
Canon, Inc.	34,000	827,650
Capcom Co. Ltd.	6,400	154,769
Carlit Holdings Co. Ltd.	1,000	5,406
Casio Computer Co. Ltd.(x)	5,700	65,377
Cawachi Ltd.	800	14,738
Central Glass Co. Ltd.	1,100	18,728
Central Japan Railway Co.	5,600	729,892
Central Security Patrols Co. Ltd.	500	10,228
Central Sports Co. Ltd.	400	7,663
Change, Inc.(x)	3,200	51,313
Chiba Bank Ltd. (The)(x)	25,000	147,361
Chiba Kogyo Bank Ltd. (The)	2,300	4,939
Chilled & Frozen Logistics Holdings Co. Ltd.	400	3,935
Chino Corp.	400	5,310
Chiyoda Co. Ltd.(x)	1,600	9,625
Chiyoda Integre Co. Ltd.	400	6,902
Chofu Seisakusho Co. Ltd.	1,200	19,531
Chori Co. Ltd.	800	11,506
Chubu Electric Power Co., Inc.(x)	18,800	194,780
Chubu Shiryo Co. Ltd.	1,200	9,690
Chudenko Corp.	700	11,840
Chuetsu Pulp & Paper Co. Ltd.(x)	400	3,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Chugai Pharmaceutical Co. Ltd.	21,000	$702,310
Chugai Ro Co. Ltd.	400	5,254
Chugoku Bank Ltd. (The)	4,800	34,255
Chugoku Electric Power Co., Inc. (The)(x)	8,100	56,352
Chugoku Marine Paints Ltd.	3,000	22,232
Chukyo Bank Ltd. (The)	500	6,543
Chuo Spring Co. Ltd.	400	2,497
CI Takiron Corp.	3,000	13,347
Citizen Watch Co. Ltd.(x)	2,700	11,504
CKD Corp.	1,400	21,414
Cleanup Corp.	1,200	5,203
CMIC Holdings Co. Ltd.	400	4,989
CMK Corp.	2,400	11,997
Coca-Cola Bottlers Japan Holdings, Inc.	4,873	57,469
COLOPL, Inc.	1,700	8,847
Colowide Co. Ltd.(x)	2,100	30,467
Computer Engineering & Consulting Ltd.	1,600	16,713
Computer Institute of Japan Ltd.	1,440	8,929
COMSYS Holdings Corp.(x)	3,814	83,077
Concordia Financial Group Ltd.(x)	42,446	158,346
CONEXIO Corp.	1,000	11,478
Core Corp.	400	5,186
Corona Corp.	500	3,485
Cosel Co. Ltd.	1,800	11,840
Cosmo Energy Holdings Co. Ltd.	1,500	32,372
Create Medic Co. Ltd.	300	2,442
Create Restaurants Holdings, Inc.(x)	3,900	23,057
Credit Saison Co. Ltd.(x)	4,700	49,790
Cresco Ltd.	600	9,589
CTI Engineering Co. Ltd.	700	13,010
CyberAgent, Inc.	18,400	228,136
Cybernet Systems Co. Ltd.	1,000	6,055
Cybozu, Inc.	2,000	22,554
Dai Nippon Printing Co. Ltd.(x)	9,100	213,733
Dai Nippon Toryo Co. Ltd.	1,400	8,990
Daicel Corp.	8,200	54,731
Dai-Dan Co. Ltd.	500	8,578
Daido Kogyo Co. Ltd.	400	3,044
Daido Metal Co. Ltd.	1,000	4,655
Daido Steel Co. Ltd.	1,200	36,183
Daidoh Ltd.*	1,600	1,838
Daifuku Co. Ltd.(x)	3,600	257,174
Daihen Corp.	1,200	41,349
Daiho Corp.	800	29,578
Daiichi Jitsugyo Co. Ltd.	400	13,994
Dai-ichi Life Holdings, Inc.	38,500	783,244
Daiichi Sankyo Co. Ltd.	57,400	1,259,267
Daiichikosho Co. Ltd.	900	25,508
Daiken Corp.	1,000	17,737
Daiken Medical Co. Ltd.	400	1,668
Daiki Aluminium Industry Co. Ltd.(x)	2,000	25,570
Daikin Industries Ltd.	8,600	1,565,844
Daikoku Denki Co. Ltd.	500	4,958
Dainichi Co. Ltd.	600	3,260
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	13,458
Daio Paper Corp.	2,800	36,172
Daiohs Corp.	200	1,675
Daiseki Co. Ltd.	2,279	85,644
Daishi Hokuetsu Financial Group, Inc.	1,050	21,400
Daisue Construction Co. Ltd.	400	4,094
Daisyo Corp.	600	5,176
Daito Bank Ltd. (The)	700	3,923
Daito Trust Construction Co. Ltd.(x)	2,600	275,859
Daitobo Co. Ltd.*	1,000	747
Daitron Co. Ltd.	500	7,715
Daiwa House Industry Co. Ltd.	21,100	551,253
Daiwa Industries Ltd.	1,000	8,887
Daiwa Securities Group, Inc.(x)	51,000	288,774
Daiwabo Holdings Co. Ltd.(x)	3,050	40,927
Danto Holdings Corp.*	1,000	1,967
DCM Holdings Co. Ltd.	5,800	50,077
DeNA Co. Ltd.(x)	4,000	60,804
Denka Co. Ltd.(x)	2,600	72,267
Denso Corp.(x)	15,100	963,552
Dentsu Group, Inc.	6,700	273,982
Denyo Co. Ltd.(x)	1,100	14,719
Descente Ltd.	2,900	72,751
DIC Corp.	2,699	55,121
Digital Arts, Inc.	400	24,100
Digital Garage, Inc.(x)	1,700	63,516
Dijet Industrial Co. Ltd.	100	877
Dip Corp.	1,200	32,683
Disco Corp.(x)	900	251,047
DKK Co. Ltd.	600	11,068
DKS Co. Ltd.	400	9,017
DMG Mori Co. Ltd.	3,900	52,936
Doshisha Co. Ltd.	1,000	12,233
Doutor Nichires Holdings Co. Ltd.	2,100	26,156
Dowa Holdings Co. Ltd.(x)	1,800	82,645
DTS Corp.	2,200	48,049
Duskin Co. Ltd.	100	2,200
DyDo Group Holdings, Inc.	500	19,311
Dynic Corp.	400	2,420
Eagle Industry Co. Ltd.	1,000	7,968
Earth Corp.	100	4,559
East Japan Railway Co.	11,800	684,872
Ebara Corp.	3,400	189,131
Ebara Jitsugyo Co. Ltd.(x)	600	12,048
Echo Trading Co. Ltd.	300	1,450
Econach Holdings Co. Ltd.*	1,500	1,129
Eco’s Co. Ltd.(x)	400	6,677
EDION Corp.(x)	4,400	40,899
eGuarantee, Inc.	1,600	26,701
Ehime Bank Ltd. (The)	1,400	10,645
Eiken Chemical Co. Ltd.	2,000	28,221
Eisai Co. Ltd.	8,200	380,013
Eizo Corp.(x)	1,000	29,392
Elecom Co. Ltd.	1,400	16,825
Electric Power Development Co. Ltd.(x)	5,600	80,218
Elematec Corp.	1,800	15,330
ENEOS Holdings, Inc.	110,550	415,504
en-Japan, Inc.(x)	1,100	26,432
Enplas Corp.	600	13,325
Enshu Ltd.	200	1,176
eRex Co. Ltd.(x)	1,900	26,948
Eslead Corp.	500	6,855
ESPEC Corp.	1,200	19,236
euglena Co. Ltd.(x)*	3,600	24,104
Exedy Corp.(x)	1,500	19,280
EXEO Group, Inc.	3,058	56,447
Faith, Inc.	400	2,257
FALCO HOLDINGS Co. Ltd.	600	9,869
Fancl Corp.	2,800	62,404
FANUC Corp.	6,400	1,125,494
Fast Retailing Co. Ltd.	900	462,354
FCC Co. Ltd.	1,800	19,718
Feed One Co. Ltd.	1,504	8,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Felissimo Corp.	300	$3,224
FIDEA Holdings Co. Ltd.	700	7,294
Financial Products Group Co. Ltd.	1,800	12,599
First Baking Co. Ltd.*	100	446
Food & Life Cos. Ltd.	3,200	89,256
Foster Electric Co. Ltd.	1,100	6,485
FP Corp.	800	19,013
France Bed Holdings Co. Ltd.	1,600	11,340
F-Tech, Inc.	400	1,778
Fudo Tetra Corp.	980	12,189
Fuji Co. Ltd.(x)	1,300	24,693
Fuji Corp.	1,700	30,743
Fuji Corp. Ltd.	1,200	6,056
Fuji Electric Co. Ltd.	4,200	209,472
Fuji Kosan Co. Ltd.	400	3,019
Fuji Kyuko Co. Ltd.(x)	1,500	47,791
Fuji Media Holdings, Inc.	7,700	73,771
Fuji Oil Co. Ltd.*	3,300	7,190
Fuji Oil Holdings, Inc.	1,600	25,987
Fuji Seal International, Inc.	2,400	32,975
Fuji Soft, Inc.	1,600	80,428
Fujibo Holdings, Inc.	500	14,123
Fujicco Co. Ltd.	1,000	15,825
FUJIFILM Holdings Corp.	10,670	652,756
Fujikura Composites, Inc.	800	4,714
Fujikura Kasei Co. Ltd.	1,600	5,983
Fujikura Ltd.*	8,400	42,604
Fujimi, Inc.	1,100	60,086
Fujimori Kogyo Co. Ltd.	900	27,474
Fujita Kanko, Inc.*	300	5,769
Fujitec Co. Ltd.(x)	3,000	77,157
Fujitsu General Ltd.	2,000	38,903
Fujitsu Ltd.	6,700	998,851
Fujiya Co. Ltd.	700	13,969
FuKoKu Co. Ltd.	500	3,783
Fukuda Corp.	200	7,379
Fukui Bank Ltd. (The)	1,000	11,491
Fukui Computer Holdings, Inc.	400	10,617
Fukuoka Financial Group, Inc.	6,384	123,536
Fukushima Bank Ltd. (The)	1,500	2,797
Fukushima Galilei Co. Ltd.(x)	600	18,820
Fukuyama Transporting Co. Ltd.	1,600	47,634
FULLCAST Holdings Co. Ltd.	1,000	21,313
Funai Soken Holdings, Inc.	2,340	42,076
Furukawa Co. Ltd.	2,100	22,124
Furukawa Electric Co. Ltd.(x)	2,300	40,772
Fuso Pharmaceutical Industries Ltd.	400	7,154
Futaba Corp.	2,100	11,287
Futaba Industrial Co. Ltd.	3,500	10,406
Future Corp.	2,000	28,235
Fuyo General Lease Co. Ltd.	600	34,146
G-7 Holdings, Inc.	1,200	16,207
Gakken Holdings Co. Ltd.	2,000	15,625
Gakujo Co. Ltd.	400	3,251
Gecoss Corp.	800	5,254
Genki Sushi Co. Ltd.	300	6,259
Geo Holdings Corp.	2,000	20,486
GLOBERIDE, Inc.	1,000	23,581
Glory Ltd.	200	3,383
GMO internet, Inc.	3,400	77,503
GMO Payment Gateway, Inc.	1,500	153,136
Godo Steel Ltd.	700	7,584
Goldcrest Co. Ltd.	1,100	15,136
Goldwin, Inc.	1,200	60,764
Gree, Inc.	5,100	45,150
GS Yuasa Corp.(x)	2,800	53,311
GSI Creos Corp.	600	5,578
Gun-Ei Chemical Industry Co. Ltd.	300	7,342
Gunma Bank Ltd. (The)	14,200	41,019
Gunze Ltd.	800	24,468
Gurunavi, Inc.*	2,000	6,959
H.U. Group Holdings, Inc.(x)	2,600	61,770
H2O Retailing Corp.(x)	4,760	32,913
Hachijuni Bank Ltd. (The)(x)	10,000	33,185
Hakudo Co. Ltd.	400	8,409
Hakuhodo DY Holdings, Inc.	10,600	133,202
Hakuto Co. Ltd.	700	13,972
Hakuyosha Co. Ltd.*	100	1,085
Hamakyorex Co. Ltd.	600	14,042
Hamamatsu Photonics KK	4,600	244,819
Hankyu Hanshin Holdings, Inc.	8,400	242,972
Hanwa Co. Ltd.	2,200	58,180
Happinet Corp.	600	7,412
Hard Off Corp. Co. Ltd.	500	3,167
Harima Chemicals Group, Inc.	1,100	7,173
Haruyama Holdings, Inc.	500	2,173
Haseko Corp.(x)	8,100	93,014
Hayashikane Sangyo Co. Ltd.	400	1,677
Hazama Ando Corp.(x)	7,520	55,679
Heiwa Corp.	1,820	27,129
Heiwa Real Estate Co. Ltd.(x)	1,800	58,329
Heiwado Co. Ltd.	2,400	37,258
Helios Techno Holding Co. Ltd.	1,100	2,635
Hibiya Engineering Ltd.	1,800	27,010
Hiday Hidaka Corp.	1,640	24,053
Hikari Tsushin, Inc.	700	79,731
Hino Motors Ltd.(x)	10,700	62,605
Hioki EE Corp.	500	28,691
Hirakawa Hewtech Corp.	400	3,799
Hirogin Holdings, Inc.	10,000	52,943
Hirose Electric Co. Ltd.(x)	1,023	148,647
HIS Co. Ltd.(x)*	1,100	19,091
Hisaka Works Ltd.	1,000	6,483
Hisamitsu Pharmaceutical Co., Inc.	1,900	56,674
Hitachi Construction Machinery Co. Ltd.(x)	2,700	69,965
Hitachi Ltd.	32,728	1,639,950
Hitachi Metals Ltd.*	7,100	118,796
Hitachi Transport System Ltd.	2,100	115,398
Hitachi Zosen Corp.	5,100	30,999
Hochiki Corp.	1,000	10,089
Hodogaya Chemical Co. Ltd.	200	7,158
Hokkaido Electric Power Co., Inc.	7,100	28,209
Hokkaido Gas Co. Ltd.	400	4,829
Hokkan Holdings Ltd.	600	6,405
Hokko Chemical Industry Co. Ltd.	1,000	7,637
Hokkoku Financial Holdings, Inc.	1,400	35,001
Hokuetsu Corp.	8,000	45,418
Hokuhoku Financial Group, Inc.	2,900	21,139
Hokuriku Electric Industry Co. Ltd.	400	3,873
Hokuriku Electric Power Co.	7,800	34,005
Hokushin Co. Ltd.	800	1,221
Hokuto Corp.(x)	1,400	21,861
Honda Motor Co. Ltd.(x)	52,700	1,497,535
Honeys Holdings Co. Ltd.	1,080	9,237
Hoosiers Holdings	2,000	10,645
Horiba Ltd.	1,400	76,519
Hoshizaki Corp.	2,000	137,176
Hosiden Corp.	3,000	28,327
Hosokawa Micron Corp.	800	17,485
House of Rose Co. Ltd.	100	1,384
Howa Machinery Ltd.	600	3,982
Hoya Corp.	12,700	1,449,219
Hulic Co. Ltd.	14,800	132,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hurxley Corp.	600	$2,370
Hyakugo Bank Ltd. (The)	11,000	30,047
Hyakujushi Bank Ltd. (The)	1,400	18,926
Ibiden Co. Ltd.	4,300	210,926
Ichibanya Co. Ltd.	800	30,264
Ichigo, Inc.	10,100	25,961
Ichiken Co. Ltd.	200	3,044
Ichikoh Industries Ltd.	2,000	6,707
Ichinen Holdings Co. Ltd.	1,300	13,833
Ichiyoshi Securities Co. Ltd.	2,700	13,610
Icom, Inc.(x)	600	12,144
Idec Corp.	1,400	29,261
Idemitsu Kosan Co. Ltd.	7,642	210,833
IDOM, Inc.	3,300	19,625
IHI Corp.	4,600	109,857
Iida Group Holdings Co. Ltd.	5,976	103,444
Iino Kaiun Kaisha Ltd.	5,900	39,743
Ikegami Tsushinki Co. Ltd.	300	1,547
Imasen Electric Industrial(x)	800	3,924
Impress Holdings, Inc.	1,000	1,797
Inaba Denki Sangyo Co. Ltd.	200	4,058
Inaba Seisakusho Co. Ltd.	600	6,491
Inabata & Co. Ltd.	3,200	53,919
Inageya Co. Ltd.(x)	1,000	11,046
Ines Corp.	1,600	21,362
I-Net Corp.	550	5,732
Infocom Corp.	1,100	18,917
Infomart Corp.	6,800	36,415
Information Services International- Dentsu Ltd.	1,400	44,491
INFRONEER Holdings, Inc.(x)	8,912	76,138
Inpex Corp.	38,500	457,168
Intage Holdings, Inc.	1,200	16,781
Internet Initiative Japan, Inc.	1,400	46,592
Inui Global Logistics Co. Ltd.	490	8,008
I’rom Group Co. Ltd.	300	4,678
Iseki & Co. Ltd.	1,300	13,798
Isetan Mitsukoshi Holdings Ltd.(x)	10,500	82,765
Ishihara Sangyo Kaisha Ltd.	2,100	18,348
Ishii Iron Works Co. Ltd.(x)	100	2,409
Ishikawa Seisakusho Ltd.(x)*	200	2,459
Ishizuka Glass Co. Ltd.	100	1,653
Isuzu Motors Ltd.	20,500	264,844
Itfor, Inc.	1,300	8,362
Ito En Ltd.	400	19,626
ITOCHU Corp.(x)	45,300	1,536,669
Itochu Enex Co. Ltd.	2,700	22,731
Itochu Techno-Solutions Corp.	3,000	76,624
Itochu-Shokuhin Co. Ltd.	300	11,960
Itoham Yonekyu Holdings, Inc.	7,370	39,239
Itoki Corp.	2,600	7,384
IwaiCosmo Holdings, Inc.	1,100	11,967
Iwasaki Electric Co. Ltd.	400	7,473
Iwatani Corp.	600	25,342
Iwatsu Electric Co. Ltd.	500	3,590
Iyo Bank Ltd. (The)	9,100	44,426
Izumi Co. Ltd.	1,700	44,690
Izutsuya Co. Ltd.*	600	1,812
J Front Retailing Co. Ltd.	9,500	77,254
Jaccs Co. Ltd.	1,600	40,208
JAFCO Group Co. Ltd.	4,800	73,252
Jalux, Inc.*	300	6,281
JANOME Corp.	1,200	7,215
Japan Airlines Co. Ltd.(x)*	11,400	212,179
Japan Airport Terminal Co. Ltd.*	2,100	95,434
Japan Asia Investment Co. Ltd.*	800	1,431
Japan Aviation Electronics Industry Ltd.	2,000	32,417
Japan Cash Machine Co. Ltd.	1,100	6,041
Japan Communications, Inc.(x)*	17,400	30,140
Japan Display, Inc.*	17,300	6,784
Japan Electronic Materials Corp.(x)	500	8,538
Japan Elevator Service Holdings Co. Ltd.	2,000	25,945
Japan Exchange Group, Inc.	19,300	359,612
Japan Foods Co. Ltd.	100	969
Japan Foundation Engineering Co. Ltd.	1,700	10,157
Japan Lifeline Co. Ltd.	1,800	15,069
Japan Material Co. Ltd.(x)	1,900	26,876
Japan Medical Dynamic Marketing, Inc.	1,000	13,351
Japan Oil Transportation Co. Ltd.	100	2,174
Japan Petroleum Exploration Co. Ltd.	600	12,699
Japan Post Bank Co. Ltd.(x)	18,500	148,999
Japan Post Holdings Co. Ltd.	83,100	610,404
Japan Post Insurance Co. Ltd.(x)	2,200	38,484
Japan Pulp & Paper Co. Ltd.	600	19,095
Japan Securities Finance Co. Ltd.	5,546	41,708
Japan Steel Works Ltd. (The)	1,700	52,775
Japan Tobacco, Inc.	33,800	578,594
Japan Transcity Corp.	2,000	9,892
Japan Wool Textile Co. Ltd. (The)	4,000	29,184
Jastec Co. Ltd.	700	6,321
JBCC Holdings, Inc.	1,000	12,694
JCR Pharmaceuticals Co. Ltd.	1,200	22,006
JCU Corp.	800	27,002
Jeol Ltd.	2,000	110,744
JFE Holdings, Inc.(x)	16,744	235,634
JGC Holdings Corp.(x)	6,600	79,001
JINS Holdings, Inc.	500	23,562
JK Holdings Co. Ltd.(x)	1,100	10,789
JMS Co. Ltd.	500	2,492
Joban Kosan Co. Ltd.*	300	3,380
J-Oil Mills, Inc.	1,000	13,156
Joshin Denki Co. Ltd.	1,000	15,688
JSP Corp.	800	10,048
JSR Corp.	6,200	182,809
JTEKT Corp.(x)	7,500	58,760
Juki Corp.	1,400	9,551
Juroku Financial Group, Inc.	1,500	26,647
Justsystems Corp.	900	42,310
JVCKenwood Corp.	5,800	8,430
K&O Energy Group, Inc.	500	6,882
Kadokawa Corp.	2,968	77,725
Kaga Electronics Co. Ltd.	1,200	31,791
Kagome Co. Ltd.	2,200	56,214
Kajima Corp.(x)	17,400	211,906
Kakaku.com, Inc.	5,200	116,301
Kaken Pharmaceutical Co. Ltd.(x)	500	15,899
Kamei Corp.	1,000	8,249
Kamigumi Co. Ltd.	1,800	32,403
Kanaden Corp.	1,000	8,118
Kanagawa Chuo Kotsu Co. Ltd.	200	5,697
Kanamoto Co. Ltd.	1,000	16,355
Kandenko Co. Ltd.	2,900	19,787
Kaneka Corp.	1,600	46,247
Kanematsu Corp.	2,500	27,407
Kanematsu Electronics Ltd.	700	21,929
Kanematsu Sustech Corp.	100	1,431
Kansai Electric Power Co., Inc. (The)(x)	24,300	229,265
Kansai Paint Co. Ltd.	7,800	125,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kanto Denka Kogyo Co. Ltd.	2,000	$17,567
Kao Corp.	15,700	644,512
Kappa Create Co. Ltd.(x)*	1,800	19,938
Kasai Kogyo Co. Ltd.*	1,000	2,273
Katakura & Co-op Agri Corp.	55	572
Katakura Industries Co. Ltd.	1,400	25,556
Kato Sangyo Co. Ltd.	1,700	44,065
Kato Works Co. Ltd.	400	2,557
KAWADA TECHNOLOGIES, Inc.	200	5,907
Kawai Musical Instruments Manufacturing Co. Ltd.	400	10,658
Kawasaki Heavy Industries Ltd.	5,200	94,385
Kawasaki Kisen Kaisha Ltd.	1,999	130,056
KDDI Corp.(x)	50,500	1,658,738
Keihan Holdings Co. Ltd.(x)	3,200	78,603
Keihanshin Building Co. Ltd.	1,400	17,137
Keihin Co. Ltd.	200	2,430
Keikyu Corp.	8,400	86,000
Keio Corp.(x)	3,600	140,545
Keisei Electric Railway Co. Ltd.	4,700	130,807
Keiyo Bank Ltd. (The)	2,500	10,053
Keiyo Co. Ltd.	2,200	16,024
Key Coffee, Inc.	1,200	19,739
Keyence Corp.	6,660	3,096,420
KH Neochem Co. Ltd.	1,500	33,602
Kikkoman Corp.	5,000	331,155
Kimoto Co. Ltd.	2,200	3,905
Kimura Chemical Plants Co. Ltd.(x)	1,100	7,775
Kimura Unity Co. Ltd.	200	2,197
Kinden Corp.	5,000	64,489
King Jim Co. Ltd.(x)	1,000	7,498
Kinki Sharyo Co. Ltd. (The)	100	976
Kintetsu Department Store Co. Ltd.*	100	2,089
Kintetsu Group Holdings Co. Ltd.(x)	6,600	188,822
Kintetsu World Express, Inc.	2,200	56,430
Kirin Holdings Co. Ltd.	28,600	427,734
Kisoji Co. Ltd.(x)	1,400	23,937
Kissei Pharmaceutical Co. Ltd.	1,200	25,019
Kitagawa Corp.	500	5,467
Kita-Nippon Bank Ltd. (The)	300	3,869
Kitano Construction Corp.	300	5,242
Kitazawa Sangyo Co. Ltd.	1,000	1,924
Kitz Corp.	5,100	28,673
Kiyo Bank Ltd. (The)(x)	1,900	21,290
KNT-CT Holdings Co. Ltd.*	400	5,155
Koa Corp.	1,500	17,516
Koatsu Gas Kogyo Co. Ltd.	1,000	5,406
Kobayashi Pharmaceutical Co. Ltd.	100	8,017
Kobayashi Yoko Co. Ltd.	300	562
Kobe Bussan Co. Ltd.	6,000	184,310
Kobe Steel Ltd.(x)	12,900	62,298
Koei Tecmo Holdings Co. Ltd.(x)	1,762	57,621
Kohnan Shoji Co. Ltd.	1,100	31,402
Kohsoku Corp.(x)	700	9,145
Koito Manufacturing Co. Ltd.	4,200	170,034
Kojima Co. Ltd.(x)	1,500	7,048
Kokuyo Co. Ltd.	3,400	44,837
KOMAIHALTEC, Inc.	200	3,551
Komatsu Ltd.	129,590	3,109,600
Komatsu Matere Co. Ltd.(x)	2,000	23,015
Komatsu Wall Industry Co. Ltd.	400	6,009
Komeri Co. Ltd.	1,600	34,403
Komori Corp.	3,400	20,221
Konaka Co. Ltd.	1,400	3,859
Konami Holdings Corp.(x)	2,800	176,981
Konica Minolta, Inc.	16,600	70,020
Konishi Co. Ltd.	2,000	25,526
Kosaido Holdings Co. Ltd.*	900	5,895
Kose Corp.	1,300	135,965
Kosei Securities Co. Ltd. (The)	200	787
Kotobuki Spirits Co. Ltd.	800	42,586
Kourakuen Holdings Corp.(x)	700	7,550
Krosaki Harima Corp.	200	6,748
KRS Corp.	600	4,914
K’s Holdings Corp.(x)	6,800	70,233
Kubota Corp.	37,500	703,049
Kumagai Gumi Co. Ltd.	1,000	22,140
Kumiai Chemical Industry Co. Ltd.	5,140	37,080
Kura Sushi, Inc.(x)	1,200	32,897
Kurabo Industries Ltd.	1,200	17,228
Kuraray Co. Ltd.(x)	11,900	102,545
Kuraudia Holdings Co. Ltd.*	200	427
Kureha Corp.	800	63,923
Kurimoto Ltd.	600	7,718
Kurita Water Industries Ltd.	3,500	129,186
Kusuri no Aoki Holdings Co. Ltd.	800	44,507
KYB Corp.	700	16,937
Kyocera Corp.	9,800	550,845
Kyodo Printing Co. Ltd.	300	6,793
Kyoei Sangyo Co. Ltd.	100	1,235
Kyoei Steel Ltd.	1,300	14,199
Kyoei Tanker Co. Ltd.	200	1,957
Kyokuto Boeki Kaisha Ltd.	200	3,592
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	26,059
Kyokuto Securities Co. Ltd.	1,600	9,569
Kyokuyo Co. Ltd.	500	13,641
KYORIN Holdings, Inc.	3,000	43,598
Kyoritsu Maintenance Co. Ltd.(x)	1,200	45,186
Kyoritsu Printing Co. Ltd.	1,000	1,175
Kyosan Electric Manufacturing Co. Ltd.	2,000	7,137
Kyowa Electronic Instruments Co. Ltd.	1,000	2,994
Kyowa Kirin Co. Ltd.	4,900	113,682
Kyowa Leather Cloth Co. Ltd.	700	3,735
Kyudenko Corp.(x)	2,000	46,813
Kyushu Electric Power Co., Inc.	13,800	92,558
Kyushu Financial Group, Inc.	16,770	54,897
Kyushu Railway Co.(x)	5,600	114,505
Land Business Co. Ltd.	1,000	2,049
LAND Co. Ltd.	1,300	106
Lasertec Corp.	3,200	537,993
LEC, Inc.	1,200	8,635
Leopalace21 Corp.*	7,300	12,022
Life Corp.	700	18,031
Lintec Corp.	900	17,894
Lion Corp.	6,000	66,884
Lixil Corp.(x)	10,040	186,835
Look Holdings, Inc.	400	4,987
M3, Inc.	13,400	484,966
Mabuchi Motor Co. Ltd.	1,600	49,877
Macnica Fuji Electronics Holdings, Inc.	1,850	39,695
Maezawa Industries, Inc.	900	4,893
Maezawa Kasei Industries Co. Ltd.	900	9,409
Maezawa Kyuso Industries Co. Ltd.	800	6,364
Makino Milling Machine Co. Ltd.	1,200	37,864
Makita Corp.(x)	8,900	285,055
Mandom Corp.	1,400	14,998
Mani, Inc.	3,300	39,407
Marche Corp.*	300	1,103
Mars Group Holdings Corp.	600	8,350
Marubeni Construction Material Lease Co. Ltd.	100	1,434

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Marubeni Corp.(x)	64,400	$751,326
Marubun Corp.	900	5,231
Marudai Food Co. Ltd.	1,200	14,554
Maruha Nichiro Corp.(x)	1,300	25,481
Marui Group Co. Ltd.(x)	6,700	122,822
Maruichi Steel Tube Ltd.	1,600	36,111
MARUKA FURUSATO Corp.	1,216	29,447
Marusan Securities Co. Ltd.(x)	3,900	15,857
Maruwa Co. Ltd.	300	39,949
Maruwa Unyu Kikan Co. Ltd.	2,000	18,368
Maruwn Corp.	600	1,205
Maruyama Manufacturing Co., Inc.	200	2,554
Maruzen CHI Holdings Co. Ltd.	600	1,876
Maruzen Showa Unyu Co. Ltd.	800	20,695
Matsuda Sangyo Co. Ltd.(x)	800	16,161
Matsui Construction Co. Ltd.	1,000	5,411
Matsui Securities Co. Ltd.(x)	1,000	6,593
MatsukiyoCocokara & Co.(x)	3,820	135,771
Matsuya Co. Ltd.*	2,200	13,761
Matsuyafoods Holdings Co. Ltd.	500	14,825
Max Co. Ltd.	2,000	27,805
Mazda Motor Corp.(x)	22,000	162,747
Mebuki Financial Group, Inc.	32,760	68,410
MEC Co. Ltd.	800	21,612
Medical System Network Co. Ltd.	400	1,785
Medipal Holdings Corp.(x)	7,600	125,246
Megachips Corp.	1,100	33,709
Megmilk Snow Brand Co. Ltd.	2,700	43,855
Meidensha Corp.	800	16,528
Meiji Shipping Co. Ltd.	1,100	7,811
Meiko Network Japan Co. Ltd.	900	4,269
Meitec Corp.	1,000	54,308
Meito Sangyo Co. Ltd.	600	7,828
Meiwa Corp.(x)	900	6,747
Meiwa Estate Co. Ltd.	700	3,460
Melco Holdings, Inc.	600	19,146
Menicon Co. Ltd.	1,400	33,465
Michinoku Bank Ltd. (The)(x)	600	4,200
Milbon Co. Ltd.	40	1,793
Mimasu Semiconductor Industry Co. Ltd.	1,000	20,771
Minebea Mitsumi, Inc.(x)	13,137	286,175
Ministop Co. Ltd.	900	10,694
Mirait Holdings Corp.	3,600	57,343
MISUMI Group, Inc.	8,300	246,956
Mitachi Co. Ltd.	200	1,512
Mito Securities Co. Ltd.	3,000	6,728
Mitsuba Corp.	2,000	6,017
Mitsubishi Chemical Holdings Corp.	44,220	294,233
Mitsubishi Corp.(x)	53,110	2,001,083
Mitsubishi Electric Corp.	67,200	773,458
Mitsubishi Estate Co. Ltd.	47,700	709,418
Mitsubishi Gas Chemical Co., Inc.(x)	6,500	110,359
Mitsubishi HC Capital, Inc.	25,820	120,175
Mitsubishi Heavy Industries Ltd.(x)	11,500	378,728
Mitsubishi Kakoki Kaisha Ltd.	300	4,929
Mitsubishi Logisnext Co. Ltd.	1,000	7,599
Mitsubishi Logistics Corp.(x)	3,000	74,367
Mitsubishi Materials Corp.(x)	4,100	71,914
Mitsubishi Motors Corp.*	26,200	70,400
Mitsubishi Paper Mills Ltd.	1,800	4,602
Mitsubishi Pencil Co. Ltd.	2,000	20,676
Mitsubishi Research Institute, Inc.	400	13,092
Mitsubishi Shokuhin Co. Ltd.	1,100	27,147
Mitsubishi Steel Manufacturing Co. Ltd.	700	6,469
Mitsubishi UFJ Financial Group, Inc.(x)	452,200	2,806,884
Mitsuboshi Belting Ltd.	1,500	24,814
Mitsui & Co. Ltd.	54,400	1,481,840
Mitsui Chemicals, Inc.	5,331	134,291
Mitsui DM Sugar Holdings Co. Ltd.	1,000	15,770
Mitsui E&S Holdings Co. Ltd.*	3,400	10,179
Mitsui Fudosan Co. Ltd.	33,900	725,290
Mitsui High-Tec, Inc.(x)	1,400	141,152
Mitsui Matsushima Holdings Co. Ltd.(x)	800	12,549
Mitsui Mining & Smelting Co. Ltd.	1,600	43,860
Mitsui OSK Lines Ltd.(x)	12,300	341,456
Mitsui-Soko Holdings Co. Ltd.	1,000	20,504
Mitsumura Printing Co. Ltd.	100	1,215
Mitsuuroko Group Holdings Co. Ltd.	1,900	16,041
Miura Co. Ltd.(x)	3,000	73,989
Miyaji Engineering Group, Inc.	400	11,300
Miyakoshi Holdings, Inc.	300	2,280
Miyazaki Bank Ltd. (The)	800	13,451
Miyoshi Oil & Fat Co. Ltd.	400	3,795
Mizuho Financial Group, Inc.(x)	87,137	1,115,347
Mizuho Leasing Co. Ltd.	1,700	41,365
Mizuno Corp.	1,200	20,704
Mochida Pharmaceutical Co. Ltd.	1,000	30,568
Modec, Inc.	1,000	10,462
Monex Group, Inc.(x)	7,000	36,678
Money Forward, Inc.*	1,700	75,233
MonotaRO Co. Ltd.	9,800	210,010
Morinaga & Co. Ltd.(x)	800	24,968
Morinaga Milk Industry Co. Ltd.	1,300	55,612
Morita Holdings Corp.	2,000	20,232
Morozoff Ltd.	400	9,880
Mory Industries, Inc.	400	8,402
MOS Food Services, Inc.(x)	1,600	37,814
MrMax Holdings Ltd.	1,200	5,720
MS&AD Insurance Group Holdings, Inc.	16,200	526,344
Murata Manufacturing Co. Ltd.	20,295	1,341,615
Musashi Seimitsu Industry Co. Ltd.(x)	2,400	29,500
Musashino Bank Ltd. (The)	1,900	27,185
Mutoh Holdings Co. Ltd.	100	1,735
Nabtesco Corp.	3,800	100,660
NAC Co. Ltd.	400	3,121
Nachi-Fujikoshi Corp.	500	17,088
Nagaileben Co. Ltd.	1,200	19,591
Nagano Bank Ltd. (The)	400	4,184
Nagano Keiki Co. Ltd.	800	8,203
Nagase & Co. Ltd.	3,800	56,415
Nagatanien Holdings Co. Ltd.	500	7,928
Nagawa Co. Ltd.(x)	400	32,822
Nagoya Railroad Co. Ltd.	4,700	83,260
Naigai Co. Ltd.*	300	713
Nakabayashi Co. Ltd.	1,000	4,054
Nakamuraya Co. Ltd.	300	7,733
Nakano Corp.	1,000	2,737
Nakayama Steel Works Ltd.	600	2,185
Nakayamafuku Co. Ltd.	700	2,036
Nakayo, Inc.	200	1,876
Namura Shipbuilding Co. Ltd.(x)*	1,024	2,731
Nankai Electric Railway Co. Ltd.	3,200	61,779
Nanto Bank Ltd. (The)	1,100	17,713
Natori Co. Ltd.	600	9,591
NC Holdings Co. Ltd.	300	4,904
NEC Capital Solutions Ltd.	300	5,092
NEC Corp.	8,400	352,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
NEC Networks & System Integration Corp.	3,300	$48,014
NET One Systems Co. Ltd.	3,000	69,843
Neturen Co. Ltd.	1,700	8,201
Nexon Co. Ltd.	19,700	471,407
Nexyz Group Corp.	500	2,406
NGK Insulators Ltd.(x)	7,400	105,649
NGK Spark Plug Co. Ltd.	6,100	98,167
NH Foods Ltd.(x)	2,500	85,038
NHK Spring Co. Ltd.	9,700	69,974
Nice Corp.	500	8,011
Nichia Steel Works Ltd.	1,000	2,200
Nichias Corp.	3,000	61,823
Nichiban Co. Ltd.	500	6,957
Nichicon Corp.	3,900	37,269
Nichiden Corp.	1,000	17,612
Nichiha Corp.	1,200	24,576
Nichi-iko Pharmaceutical Co. Ltd.*	2,100	13,357
Nichimo Co. Ltd.	100	2,362
Nichirei Corp.	3,500	67,935
Nichireki Co. Ltd.	1,000	10,079
Nidec Corp.	18,054	1,430,342
Nifco, Inc.	2,300	52,176
Nihon Chouzai Co. Ltd.	600	6,521
Nihon Dempa Kogyo Co. Ltd.(x)	900	9,152
Nihon M&A Center Holdings, Inc.	10,400	144,524
Nihon Nohyaku Co. Ltd.	2,000	9,977
Nihon Parkerizing Co. Ltd.	3,100	23,585
Nihon Tokushu Toryo Co. Ltd.	1,000	6,848
Nihon Trim Co. Ltd.	200	4,212
Nihon Yamamura Glass Co. Ltd.*	500	3,351
Nikkato Corp.	400	1,763
Nikkiso Co. Ltd.	4,000	29,929
Nikko Co. Ltd.	1,000	4,968
Nikkon Holdings Co. Ltd.	3,000	50,154
Nikon Corp.	8,200	87,669
Nintendo Co. Ltd.	4,200	2,119,164
Nippn Corp.	2,000	27,253
Nippon Air Conditioning Services Co. Ltd.	1,200	7,795
Nippon Beet Sugar Manufacturing Co. Ltd.	700	9,240
Nippon Carbide Industries Co., Inc.	300	3,401
Nippon Carbon Co. Ltd.	600	20,544
Nippon Ceramic Co. Ltd.	800	15,963
Nippon Chemical Industrial Co. Ltd.	400	7,874
Nippon Chemi-Con Corp.*	700	10,791
Nippon Chemiphar Co. Ltd.	100	1,709
Nippon Chutetsukan KK	100	870
Nippon Coke & Engineering Co. Ltd.	10,000	11,771
Nippon Concrete Industries Co. Ltd.	1,000	2,380
Nippon Denko Co. Ltd.	5,000	13,819
Nippon Densetsu Kogyo Co. Ltd.	2,000	25,835
Nippon Electric Glass Co. Ltd.	3,200	70,888
Nippon Express Holdings, Inc.	2,200	151,223
Nippon Felt Co. Ltd.	700	2,968
Nippon Filcon Co. Ltd.	900	3,853
Nippon Fine Chemical Co. Ltd.	1,000	18,127
Nippon Gas Co. Ltd.	3,300	40,135
Nippon Hume Corp.	1,000	5,647
Nippon Kanzai Co. Ltd.	800	18,468
Nippon Kayaku Co. Ltd.	5,000	47,352
Nippon Kinzoku Co. Ltd.*	300	3,470
Nippon Koei Co. Ltd.	800	19,591
Nippon Koshuha Steel Co. Ltd.*	500	1,435
Nippon Light Metal Holdings Co. Ltd.	280	3,920
Nippon Paint Holdings Co. Ltd.	29,000	254,479
Nippon Paper Industries Co. Ltd.(x)	2,800	23,851
Nippon Parking Development Co. Ltd.	13,000	16,383
Nippon Pillar Packing Co. Ltd.	1,000	24,965
Nippon Piston Ring Co. Ltd.	400	4,275
Nippon Road Co. Ltd. (The)	400	27,217
Nippon Sanso Holdings Corp.	6,600	125,410
Nippon Seisen Co. Ltd.	200	7,268
Nippon Sharyo Ltd.(x)	400	7,122
Nippon Sheet Glass Co. Ltd.*	3,800	13,226
Nippon Shinyaku Co. Ltd.	900	61,194
Nippon Shokubai Co. Ltd.	1,000	43,533
Nippon Signal Co. Ltd.	2,800	20,173
Nippon Soda Co. Ltd.	1,400	38,574
Nippon Steel Corp.(x)	28,615	507,276
Nippon Steel Trading Corp.	740	32,097
Nippon Suisan Kaisha Ltd.	9,200	41,273
Nippon Systemware Co. Ltd.	400	7,151
Nippon Telegraph & Telephone Corp.	80,440	2,337,334
Nippon Television Holdings, Inc.	3,100	32,264
Nippon Thompson Co. Ltd.	4,000	17,538
Nippon Yakin Kogyo Co. Ltd.	650	14,907
Nippon Yusen KK(x)	5,900	515,616
Nipro Corp.	4,800	40,166
Nishimatsu Construction Co. Ltd.(x)	2,200	65,984
Nishimatsuya Chain Co. Ltd.	700	9,019
Nishi-Nippon Financial Holdings, Inc.	4,000	24,663
Nishi-Nippon Railroad Co. Ltd.	1,100	24,105
Nissan Chemical Corp.	3,800	223,027
Nissan Motor Co. Ltd.*	82,020	365,122
Nissan Shatai Co. Ltd.	900	4,085
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	1,856
Nissei Plastic Industrial Co. Ltd.	1,000	8,240
Nissha Co. Ltd.(x)	2,200	26,001
Nisshin Group Holdings Co. Ltd.	1,400	5,297
Nisshin Oillio Group Ltd. (The)	1,200	28,049
Nisshin Seifun Group, Inc.	2,305	32,179
Nisshinbo Holdings, Inc.	4,368	37,888
Nissin Corp.	800	10,667
Nissin Electric Co. Ltd.	2,000	24,025
Nissui Pharmaceutical Co. Ltd.	500	4,005
Nitori Holdings Co. Ltd.	3,000	376,745
Nitta Corp.	1,100	24,854
Nittetsu Mining Co. Ltd.	300	17,349
Nitto Boseki Co. Ltd.	1,000	22,931
Nitto Denko Corp.	4,720	338,270
Nitto Fuji Flour Milling Co. Ltd.	200	7,404
Nitto Kogyo Corp.	1,800	23,172
Nitto Kohki Co. Ltd.	700	8,911
Nitto Seiko Co. Ltd.	1,000	4,113
Nitto Seimo Co. Ltd.	100	1,413
Nittoc Construction Co. Ltd.(x)	750	4,313
NOF Corp.	2,900	118,585
Nohmi Bosai Ltd.	1,000	15,952
NOK Corp.	5,000	46,637
Nomura Co. Ltd.	4,000	29,925
Nomura Holdings, Inc.	122,600	513,753
Nomura Real Estate Holdings, Inc.	4,100	98,187
Nomura Research Institute Ltd.	9,909	324,076
Noritake Co. Ltd.(x)	600	21,848
Noritsu Koki Co. Ltd.	1,100	20,943
Noritz Corp.	2,300	27,534
North Pacific Bank Ltd.	2,400	4,681
NS Solutions Corp.	1,000	30,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
NS United Kaiun Kaisha Ltd.(x)	400	$13,723
NSD Co. Ltd.(x)	2,260	40,374
NSK Ltd.(x)	14,500	87,048
NTN Corp.*	13,000	22,619
NTT Data Corp.	18,200	356,968
Obara Group, Inc.(x)	800	19,553
Obayashi Corp.	9,500	69,854
OBIC Business Consultants Co. Ltd.	1,200	41,716
Obic Co. Ltd.	1,400	209,774
Odakyu Electric Railway Co. Ltd.(x)	10,499	174,334
Oenon Holdings, Inc.	3,000	7,924
Ogaki Kyoritsu Bank Ltd. (The)	1,600	24,806
Ohara, Inc.	400	4,157
Ohashi Technica, Inc.	600	6,353
OIE Sangyo Co. Ltd.*	300	2,385
Oiles Corp.	1,560	19,312
Oita Bank Ltd. (The)	700	10,947
Oizumi Corp.	400	1,374
Oji Holdings Corp.(x)	27,800	138,208
Okabe Co. Ltd.	2,700	15,216
Okamoto Industries, Inc.	800	25,544
Okamura Corp.(x)	4,000	39,535
Okasan Securities Group, Inc.(x)	6,000	18,109
Okaya Electric Industries Co. Ltd.(x)	600	1,470
Oki Electric Industry Co. Ltd.	3,600	24,848
Okinawa Electric Power Co., Inc. (The)	2,273	25,729
Okinawa Financial Group, Inc.	1,080	18,133
OKK Corp.*	400	3,552
OKUMA Corp.	1,000	41,467
Okumura Corp.	1,300	31,604
Okura Industrial Co. Ltd.	600	8,920
Okuwa Co. Ltd.	1,000	7,548
Olympic Group Corp.(x)	800	4,676
Olympus Corp.(x)	38,300	727,638
Omron Corp.	6,300	420,038
Ono Pharmaceutical Co. Ltd.	16,000	401,833
ONO Sokki Co. Ltd.	500	1,932
Onoken Co. Ltd.	1,000	12,607
Onward Holdings Co. Ltd.	1,000	2,087
Open House Group Co. Ltd.	2,000	88,501
Optex Group Co. Ltd.	1,600	22,578
Optorun Co. Ltd.	1,000	17,145
Oracle Corp.	1,300	90,279
Organo Corp.	400	32,966
Orient Corp.(x)	16,500	16,726
Oriental Land Co. Ltd.(x)	7,000	1,336,451
Oriental Shiraishi Corp.	450	872
Origin Co. Ltd.	200	1,989
ORIX Corp.	41,900	836,282
Osaka Gas Co. Ltd.(x)	13,200	226,618
Osaka Soda Co. Ltd.	1,000	25,465
Osaka Steel Co. Ltd.	800	10,126
OSAKA Titanium Technologies Co. Ltd.*	1,100	13,011
Osaki Electric Co. Ltd.	1,000	3,825
OSG Corp.	2,200	33,711
Otsuka Corp.	4,200	149,145
Otsuka Holdings Co. Ltd.	13,300	460,079
Outsourcing, Inc.	3,000	30,946
Oyo Corp.	1,200	22,597
Pacific Industrial Co. Ltd.	2,000	15,417
Pacific Metals Co. Ltd.(x)	899	30,438
Pack Corp. (The)	900	18,902
PAL GROUP Holdings Co. Ltd.	1,400	17,740
PALTAC Corp.	1,050	38,937
Pan Pacific International Holdings Corp.	16,700	267,846
Panasonic Holdings Corp.	79,385	768,775
Paris Miki Holdings, Inc.	1,500	3,280
Park24 Co. Ltd.*	4,000	65,457
Pasco Corp.(x)	200	2,177
Pasona Group, Inc.(x)	1,000	20,032
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	5,811
Penta-Ocean Construction Co. Ltd.	10,300	51,523
PeptiDream, Inc.*	3,400	60,328
Persol Holdings Co. Ltd.	6,400	143,460
PIA Corp.*	300	8,067
Pigeon Corp.	4,300	75,719
Pilot Corp.	1,100	47,269
Piolax, Inc.	1,500	19,052
Plenus Co. Ltd.	1,500	24,688
Pola Orbis Holdings, Inc.	3,000	39,036
Poplar Co. Ltd.*	300	359
Press Kogyo Co. Ltd.	5,000	15,400
Prima Meat Packers Ltd.	1,400	25,219
Pronexus, Inc.	1,300	11,273
PS Mitsubishi Construction Co. Ltd.	800	3,829
Raito Kogyo Co. Ltd.	800	12,773
Raiznext Corp.	2,600	22,805
Raksul, Inc.*	1,100	26,590
Rakus Co. Ltd.	2,000	26,763
Rakuten Group, Inc.	31,300	246,752
Rasa Corp.	500	4,077
Rasa Industries Ltd.	400	5,151
Recruit Holdings Co. Ltd.	51,400	2,250,151
Relia, Inc.	1,600	13,878
Relo Group, Inc.	3,600	53,626
Renaissance, Inc.	500	4,024
Renesas Electronics Corp.*	35,300	408,462
Rengo Co. Ltd.	5,800	37,082
RENOVA, Inc.(x)*	1,200	16,712
Resol Holdings Co. Ltd.(x)	100	3,602
Resona Holdings, Inc.(x)	78,400	335,727
Resorttrust, Inc.	3,800	64,873
Restar Holdings Corp.	700	11,298
Rheon Automatic Machinery Co. Ltd.	1,000	8,305
Rhythm Co. Ltd.	600	7,309
Ricoh Co. Ltd.(x)	16,400	142,284
Ricoh Leasing Co. Ltd.	800	21,716
Right On Co. Ltd.*	900	5,349
Riken Corp.	400	7,988
Riken Keiki Co. Ltd.	1,000	40,009
Riken Technos Corp.	2,000	7,460
Ringer Hut Co. Ltd.	900	16,603
Rinnai Corp.	1,700	127,280
Riso Kagaku Corp.(x)	1,800	29,211
Riso Kyoiku Co. Ltd.	3,900	12,114
Rock Field Co. Ltd.(x)	1,200	14,571
Rohm Co. Ltd.	3,100	240,937
Roland DG Corp.	500	13,724
Round One Corp.	3,300	36,291
Royal Holdings Co. Ltd.*	1,800	30,953
Ryobi Ltd.	1,400	12,222
Ryoden Corp.	500	6,966
Ryohin Keikaku Co. Ltd.	9,100	106,127
Ryosan Co. Ltd.	700	12,539
Ryoyo Electro Corp.(x)	1,600	25,954
S Foods, Inc.	500	13,422
Sagami Holdings Corp.(x)	1,000	9,767
Saibu Gas Holdings Co. Ltd.	1,300	21,219
Saizeriya Co. Ltd.	1,600	35,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sakai Chemical Industry Co. Ltd.	800	$12,668
Sakai Heavy Industries Ltd.	200	5,234
Sakai Moving Service Co. Ltd.	400	13,839
Sakata INX Corp.	2,000	15,810
Sakata Seed Corp.	1,100	33,417
Sala Corp.	1,000	5,226
San Holdings, Inc.	400	5,125
San ju San Financial Group, Inc.	990	11,935
San-A Co. Ltd.	800	27,071
San-Ai Obbli Co. Ltd.	2,000	15,413
Sanden Corp.*	1,400	2,268
Sangetsu Corp.	1,800	22,504
San-In Godo Bank Ltd. (The)	7,000	35,755
Sanix, Inc.(x)*	1,800	3,732
Sanken Electric Co. Ltd.	300	12,677
Sanki Engineering Co. Ltd.	3,000	34,367
Sanko Metal Industrial Co. Ltd.	100	2,074
Sankyo Co. Ltd.	700	19,420
Sankyo Seiko Co. Ltd.	2,000	8,544
Sankyo Tateyama, Inc.	1,700	8,906
Sankyu, Inc.	1,700	55,488
Sanoh Industrial Co. Ltd.	1,400	7,967
Sanrio Co. Ltd.	2,000	40,795
Sanritsu Corp.	300	2,025
Sansan, Inc.*	3,600	40,402
Sanshin Electronics Co. Ltd.(x)	1,500	19,743
Santen Pharmaceutical Co. Ltd.	13,400	134,141
Sanwa Holdings Corp.	8,800	89,161
Sanyo Chemical Industries Ltd.	600	24,660
Sanyo Industries Ltd.	100	1,522
Sanyo Shokai Ltd.*	600	3,743
Sanyo Special Steel Co. Ltd.	1,200	20,781
Sapporo Holdings Ltd.	2,500	47,104
Sata Construction Co. Ltd.	800	3,029
Sato Holdings Corp.	1,200	16,784
Sato Shoji Corp.	1,000	9,434
Satori Electric Co. Ltd.	900	7,241
Sawai Group Holdings Co. Ltd.	1,800	65,817
Saxa Holdings, Inc.	300	3,777
SB Technology Corp.	400	8,231
SBI Holdings, Inc.(x)	7,860	198,637
SCREEN Holdings Co. Ltd.(x)	1,300	129,792
Scroll Corp.(x)	1,700	11,550
SCSK Corp.	4,596	78,760
Secom Co. Ltd.(x)	6,400	463,723
Sega Sammy Holdings, Inc.(x)	6,700	115,645
Seibu Holdings, Inc.	8,500	88,014
Seika Corp.	800	10,452
Seikagaku Corp.	2,400	17,165
Seikitokyu Kogyo Co. Ltd.	600	3,662
Seiko Epson Corp.(x)	8,400	125,939
Seiko Holdings Corp.	1,200	22,403
Seino Holdings Co. Ltd.	5,000	45,514
Seiren Co. Ltd.	3,200	57,964
Sekisui Chemical Co. Ltd.	15,400	220,566
Sekisui House Ltd.	23,400	453,715
Sekisui Jushi Corp.	1,000	14,464
Sekisui Kasei Co. Ltd.	1,000	3,566
Senko Group Holdings Co. Ltd.(x)	4,000	29,331
Senshu Ikeda Holdings, Inc.	6,880	9,752
Senshukai Co. Ltd.	2,200	7,020
Seven & i Holdings Co. Ltd.	26,136	1,243,557
Seven Bank Ltd.(x)	2,700	5,282
SG Holdings Co. Ltd.(x)	13,400	252,536
Sharp Corp.(x)	8,100	75,854
Shibaura Machine Co. Ltd.	1,400	38,929
Shibaura Mechatronics Corp.	200	13,984
Shibusawa Warehouse Co. Ltd. (The)	600	11,345
Shibuya Corp.	700	13,944
SHIFT, Inc.*	500	87,601
Shiga Bank Ltd. (The)	200	3,599
Shikibo Ltd.	700	5,110
Shikoku Bank Ltd. (The)	1,600	9,767
Shikoku Chemicals Corp.	1,000	10,927
Shikoku Electric Power Co., Inc.(x)	2,700	17,466
Shima Seiki Manufacturing Ltd.	900	13,695
Shimadzu Corp.	8,000	275,478
Shimamura Co. Ltd.	800	71,095
Shimano, Inc.	2,600	594,712
Shimizu Bank Ltd. (The)	400	5,155
Shimizu Corp.(x)	9,500	57,095
Shimojima Co. Ltd.(x)	800	6,203
Shin Nippon Air Technologies Co. Ltd.	900	14,180
Shin Nippon Biomedical Laboratories Ltd.	700	9,631
Shinagawa Refractories Co. Ltd.	300	9,312
Shindengen Electric Manufacturing Co. Ltd.	400	10,145
Shin-Etsu Chemical Co. Ltd.	11,600	1,767,669
Shin-Etsu Polymer Co. Ltd.	2,500	23,048
Shingakukai Holdings Co. Ltd.(x)	600	1,673
Shin-Keisei Electric Railway Co. Ltd.	200	3,360
Shinko Electric Industries Co. Ltd.	3,100	146,387
Shinko Shoji Co. Ltd.	2,200	16,402
Shinmaywa Industries Ltd.	1,800	13,327
Shinnihon Corp.	1,600	9,534
Shinsei Bank Ltd.(x)	4,900	89,508
Shinsho Corp.	300	8,739
Shinwa Co. Ltd.	600	9,608
Shinyei Kaisha*	100	702
Shionogi & Co. Ltd.	6,400	393,049
Ship Healthcare Holdings, Inc.	3,000	48,683
Shiseido Co. Ltd.	13,700	694,330
Shizuoka Bank Ltd. (The)(x)	13,900	98,163
Shizuoka Gas Co. Ltd.	3,000	20,941
SHO-BOND Holdings Co. Ltd.	1,800	78,389
Shobunsha Holdings, Inc.*	700	2,466
Shochiku Co. Ltd.*	400	40,106
Showa Denko KK	4,500	88,910
Showa Sangyo Co. Ltd.	1,000	21,477
Shuei Yobiko Co. Ltd.	200	701
Siix Corp.(x)	1,400	12,121
Sinanen Holdings Co. Ltd.	400	10,794
Sinfonia Technology Co. Ltd.	1,400	15,209
Sintokogio Ltd.	2,600	14,630
SK Japan Co. Ltd.	200	740
SKY Perfect JSAT Holdings, Inc.(x)	9,000	30,482
Skylark Holdings Co. Ltd.(x)	7,900	102,146
SMC Corp.	2,100	1,172,878
SMK Corp.	300	5,467
SMS Co. Ltd.	2,800	76,854
SNT Corp.	2,400	4,396
Soda Nikka Co. Ltd.	1,000	5,284
SoftBank Corp.(x)	105,700	1,235,400
SoftBank Group Corp.	51,712	2,325,857
Sohgo Security Services Co. Ltd.	2,900	94,702
Sojitz Corp.(x)	2,000	32,995
Sompo Holdings, Inc.	13,050	574,033
Sony Group Corp.	43,500	4,489,678
Soshin Electric Co. Ltd.	600	2,911
Sotetsu Holdings, Inc.	3,000	56,164
SPK Corp.	400	4,371
S-Pool, Inc.(x)	3,800	38,527

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Square Enix Holdings Co. Ltd.	2,800	$123,948
SRA Holdings	600	13,618
ST Corp.	600	7,512
St Marc Holdings Co. Ltd.	800	10,166
Stanley Electric Co. Ltd.	5,400	101,978
Star Micronics Co. Ltd.	2,300	28,876
Starzen Co. Ltd.	800	13,093
Stella Chemifa Corp.	500	10,592
Strike Co. Ltd.	700	26,747
Studio Alice Co. Ltd.	500	8,930
Subaru Corp.(x)	16,400	260,530
Sugimoto & Co. Ltd.	600	10,207
SUMCO Corp.	8,000	131,262
Sumida Corp.	700	5,334
Suminoe Textile Co. Ltd.	300	4,670
Sumiseki Holdings, Inc.	3,800	5,263
Sumitomo Bakelite Co. Ltd.	1,200	48,659
Sumitomo Chemical Co. Ltd.	44,000	201,699
Sumitomo Corp.(x)	42,680	740,089
Sumitomo Densetsu Co. Ltd.	900	16,346
Sumitomo Electric Industries Ltd.(x)	23,100	274,730
Sumitomo Forestry Co. Ltd.	4,800	84,741
Sumitomo Heavy Industries Ltd.(x)	4,000	91,910
Sumitomo Metal Mining Co. Ltd.(x)	8,700	439,287
Sumitomo Mitsui Construction Co. Ltd.	7,200	24,561
Sumitomo Mitsui Financial Group, Inc.	44,150	1,409,013
Sumitomo Mitsui Trust Holdings, Inc.	13,141	429,310
Sumitomo Osaka Cement Co. Ltd.(x)	200	5,497
Sumitomo Pharma Co. Ltd.(x)	4,700	46,413
Sumitomo Precision Products Co. Ltd.	200	3,798
Sumitomo Realty & Development Co. Ltd.(x)	15,900	439,492
Sumitomo Riko Co. Ltd.	2,000	9,800
Sumitomo Rubber Industries Ltd.	7,284	66,829
Sumitomo Seika Chemicals Co. Ltd.	400	10,127
Sumitomo Warehouse Co. Ltd. (The)(x)	4,500	84,575
Sun Frontier Fudousan Co. Ltd.	1,000	8,569
Sundrug Co. Ltd.	2,300	56,107
Suntory Beverage & Food Ltd.	400	15,253
Sun-Wa Technos Corp.	600	6,589
Suruga Bank Ltd.	5,500	18,295
Suzuden Corp.	300	5,379
Suzuken Co. Ltd.	3,190	94,821
Suzuki Motor Corp.(x)	14,000	479,896
SWCC Showa Holdings Co. Ltd.	1,500	22,906
Sysmex Corp.	4,900	355,811
Systena Corp.	16,000	56,021
T Hasegawa Co. Ltd.	1,600	33,964
T RAD Co. Ltd.	400	8,142
T&D Holdings, Inc.(x)	21,600	293,043
Tac Co. Ltd.(x)	700	1,254
Tachibana Eletech Co. Ltd.	840	11,331
Tachi-S Co. Ltd.	1,600	12,996
Tadano Ltd.	5,000	41,925
Taihei Dengyo Kaisha Ltd.	500	10,814
Taiheiyo Cement Corp.(x)	4,478	73,866
Taiheiyo Kouhatsu, Inc.	400	2,101
Taiho Kogyo Co. Ltd.	800	4,603
Taikisha Ltd.	1,000	24,882
Taiko Pharmaceutical Co. Ltd.(x)*	1,200	5,833
Taisei Corp.(x)	5,800	167,667
Taisei Lamick Co. Ltd.	300	6,580
Taisho Pharmaceutical Holdings Co. Ltd.(x)	1,400	64,937
Taiyo Holdings Co. Ltd.	1,800	47,595
Taiyo Yuden Co. Ltd.	3,000	134,598
Takachiho Koheki Co. Ltd.	500	6,074
Takadakiko Co. Ltd.(x)	100	2,386
Takamatsu Construction Group Co. Ltd.	1,000	16,867
Takano Co. Ltd.	400	2,378
Takaoka Toko Co. Ltd.	400	4,820
Taka-Q Co. Ltd.(x)*	500	434
Takara & Co. Ltd.	700	11,270
Takara Holdings, Inc.(x)	6,000	53,834
Takara Leben Co. Ltd.	4,400	10,760
Takara Standard Co. Ltd.	2,500	25,932
Takasago International Corp.	800	17,962
Takasago Thermal Engineering Co. Ltd.	1,900	26,944
Takashima & Co. Ltd.	200	3,702
Takashimaya Co. Ltd.	5,300	50,276
Take And Give Needs Co. Ltd.*	600	5,629
Takeda Pharmaceutical Co. Ltd.	57,700	1,651,365
Takihyo Co. Ltd.(x)	200	1,977
Takuma Co. Ltd.	4,000	46,626
Tamron Co. Ltd.	1,200	23,318
Tamura Corp.(x)	3,000	15,066
Tanaka Co. Ltd.(x)	300	1,604
Tanseisha Co. Ltd.	1,950	12,716
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	7,550
Taya Co. Ltd.*	200	892
Tayca Corp.	1,000	10,549
TBK Co. Ltd.	1,000	3,043
TBS Holdings, Inc.	3,700	53,890
TDC Soft, Inc.	800	7,618
TDK Corp.	10,200	368,280
Teac Corp.*	600	577
TechnoPro Holdings, Inc.	4,500	120,901
Teijin Ltd.	5,200	57,933
Teikoku Electric Manufacturing Co. Ltd.	800	10,285
Teikoku Sen-I Co. Ltd.(x)	1,000	14,137
Teikoku Tsushin Kogyo Co. Ltd.	400	4,712
Tekken Corp.	800	12,052
Ten Allied Co. Ltd.(x)*	800	2,066
Tenma Corp.	1,100	21,753
TerraSky Co. Ltd.(x)*	1,100	13,975
Terumo Corp.	17,500	530,001
T-Gaia Corp.	600	8,041
THK Co. Ltd.	4,000	88,229
Tigers Polymer Corp.	600	2,248
TIS, Inc.	6,900	161,385
Titan Kogyo Ltd.	100	1,520
TKC Corp.	1,800	48,929
Toa Corp./Hyogo	1,000	5,550
Toa Corp./Tokyo	1,100	22,433
TOA ROAD Corp.	200	7,888
Toabo Corp.	400	1,286
Toagosei Co. Ltd.	3,900	34,330
Tobishima Corp.	800	6,751
Tobu Railway Co. Ltd.	6,800	165,444
TOC Co. Ltd.	4,700	25,535
Tocalo Co. Ltd.	2,400	26,496
Tochigi Bank Ltd. (The)	6,000	10,811
Toda Corp.	8,800	53,380
Toda Kogyo Corp.*	100	2,344
Toei Co. Ltd.	200	27,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Toenec Corp.	200	$5,371
Toho Bank Ltd. (The)	10,000	16,752
Toho Co. Ltd.	4,100	155,014
Toho Co. Ltd./Kobe(x)	400	3,722
Toho Gas Co. Ltd.(x)	3,700	82,465
Toho Holdings Co. Ltd.	1,900	28,742
Toho Titanium Co. Ltd.	2,100	25,025
Toho Zinc Co. Ltd.	700	16,809
Tohoku Bank Ltd. (The)	600	4,990
Tohoku Electric Power Co., Inc.(x)	11,700	68,456
Tohto Suisan Co. Ltd.	200	7,742
Tokai Carbon Co. Ltd.	6,400	59,908
TOKAI Holdings Corp.	2,000	14,112
Tokai Rika Co. Ltd.(x)	2,900	35,527
Tokai Senko KK	100	952
Tokai Tokyo Financial Holdings, Inc.	9,600	31,491
Token Corp.	520	38,380
Tokio Marine Holdings, Inc.(x)	23,600	1,372,627
Tokushu Tokai Paper Co. Ltd.	800	20,795
Tokuyama Corp.(x)	2,200	30,850
Tokyo Century Corp.	1,400	51,372
Tokyo Electric Power Co. Holdings, Inc.*	54,600	180,516
Tokyo Electron Ltd.	4,700	2,413,329
Tokyo Energy & Systems, Inc.	1,000	7,948
Tokyo Gas Co. Ltd.	13,500	247,298
Tokyo Individualized Educational Institute, Inc.(x)	900	4,464
Tokyo Keiki, Inc.	800	7,788
Tokyo Kikai Seisakusho Ltd.(x)*	300	2,156
Tokyo Kiraboshi Financial Group, Inc.	1,451	20,679
Tokyo Ohka Kogyo Co. Ltd.	1,300	77,673
Tokyo Rakutenchi Co. Ltd.	200	6,794
Tokyo Rope Manufacturing Co. Ltd.(x)	800	5,902
Tokyo Sangyo Co. Ltd.	1,000	5,914
Tokyo Seimitsu Co. Ltd.	800	31,766
Tokyo Steel Manufacturing Co. Ltd.(x)	3,800	36,063
Tokyo Tatemono Co. Ltd.	7,591	113,686
Tokyo Tekko Co. Ltd.	400	4,367
Tokyo Theatres Co., Inc.	400	4,063
Tokyotokeiba Co. Ltd.	800	28,448
Tokyu Construction Co. Ltd.(x)	4,940	27,165
Tokyu Corp.	18,000	233,796
Tokyu Fudosan Holdings Corp.	20,000	109,773
Toli Corp.	3,000	5,429
Tomato Bank Ltd.	400	3,421
Tomen Devices Corp.(x)	100	5,186
Tomoe Corp.	1,800	7,145
Tomoe Engineering Co. Ltd.	400	7,914
Tomoegawa Co. Ltd.	400	2,774
Tomoku Co. Ltd.	800	10,410
TOMONY Holdings, Inc.	9,400	25,196
Tomy Co. Ltd.	3,700	36,868
Tonami Holdings Co. Ltd.	200	6,141
Top Culture Co. Ltd.*	400	961
Topcon Corp.	2,800	35,570
Toppan, Inc.	9,200	162,532
Topre Corp.	2,500	23,932
Topy Industries Ltd.	1,000	8,582
Toray Industries, Inc.	49,800	259,561
Toridoll Holdings Corp.(x)	2,200	45,540
Torigoe Co. Ltd. (The)	1,200	6,474
Torii Pharmaceutical Co. Ltd.	800	20,520
Torishima Pump Manufacturing Co. Ltd.	1,500	12,567
Tose Co. Ltd.	300	1,745
Toshiba Corp.(x)	5,700	216,291
Toshiba TEC Corp.	600	24,094
Tosoh Corp.	10,700	158,235
Totetsu Kogyo Co. Ltd.	1,000	18,563
TOTO Ltd.(x)	5,400	216,908
Totoku Electric Co. Ltd.(x)	100	2,239
Tottori Bank Ltd. (The)	300	2,924
Toukei Computer Co. Ltd.(x)	200	8,335
Tow Co. Ltd.	1,200	3,113
Towa Bank Ltd. (The)	1,300	5,707
Towa Corp.(x)	1,200	23,832
Towa Pharmaceutical Co. Ltd.	1,800	40,400
Toyo Construction Co. Ltd.	3,600	22,791
Toyo Corp.	1,600	13,919
Toyo Denki Seizo KK	400	3,277
Toyo Engineering Corp.*	1,600	8,307
Toyo Ink SC Holdings Co. Ltd.	200	3,109
Toyo Kanetsu KK	600	12,032
Toyo Logistics Co. Ltd.	1,000	2,665
Toyo Machinery & Metal Co. Ltd.	1,000	5,166
Toyo Securities Co. Ltd.	4,000	4,890
Toyo Seikan Group Holdings Ltd.(x)	4,800	55,011
Toyo Shutter Co. Ltd.	200	956
Toyo Sugar Refining Co. Ltd.	200	1,665
Toyo Tanso Co. Ltd.	700	17,976
Toyo Tire Corp.	5,000	63,628
Toyo Wharf & Warehouse Co. Ltd.	300	3,690
Toyobo Co. Ltd.	1,700	15,160
Toyoda Gosei Co. Ltd.	2,400	39,631
Toyota Boshoku Corp.(x)	1,800	29,315
Toyota Industries Corp.	5,700	392,331
Toyota Motor Corp.(x)	505,340	9,052,412
Toyota Tsusho Corp.(x)	7,800	320,944
TPR Co. Ltd.	1,500	15,930
Transcosmos, Inc.	1,600	41,487
Trend Micro, Inc.	3,400	198,472
Trusco Nakayama Corp.	1,400	27,389
TS Tech Co. Ltd.	4,600	51,527
TSI Holdings Co. Ltd.	4,825	13,205
Tsubakimoto Chain Co.	1,200	29,889
Tsubakimoto Kogyo Co. Ltd.	200	5,993
Tsudakoma Corp.*	300	1,373
Tsugami Corp.	3,000	32,366
Tsukamoto Corp. Co. Ltd.(x)	200	2,121
Tsukishima Kikai Co. Ltd.	2,000	17,697
Tsukuba Bank Ltd.	5,400	8,927
Tsumura & Co.	2,700	70,599
Tsuruha Holdings, Inc.	1,500	95,265
Tsutsumi Jewelry Co. Ltd.	500	7,714
TV Asahi Holdings Corp.	3,000	36,913
Tv Tokyo Holdings Corp.	500	8,135
TYK Corp.	1,000	2,400
UACJ Corp.(x)	1,226	23,296
UBE Corp.	900	14,670
Uchida Yoko Co. Ltd.	400	15,896
Ueki Corp.	200	2,416
Ulvac, Inc.	1,200	61,282
Unicafe, Inc.	300	2,383
Unicharm Corp.	7,900	280,946
Uniden Holdings Corp.	300	8,453
Unipres Corp.	1,600	9,189
United Arrows Ltd.	1,100	16,304
United Super Markets Holdings, Inc.	3,520	30,442
Unitika Ltd.*	2,900	6,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ushio, Inc.	3,900	$57,783
USS Co. Ltd.	7,300	122,785
UT Group Co. Ltd.(x)	1,600	40,314
Valor Holdings Co. Ltd.	2,400	41,462
Valqua Ltd.	1,000	21,680
Vital KSK Holdings, Inc.	2,300	13,822
Wacoal Holdings Corp.	500	7,527
Wacom Co. Ltd.	8,000	61,427
Wakachiku Construction Co. Ltd.	700	11,189
Wakamoto Pharmaceutical Co. Ltd.*	1,000	2,359
Warabeya Nichiyo Holdings Co. Ltd.	700	10,212
WATAMI Co. Ltd.(x)*	1,400	10,688
Weathernews, Inc.	300	22,113
Welcia Holdings Co. Ltd.	1,500	36,907
West Japan Railway Co.	6,100	253,187
Wood One Co. Ltd.	400	4,447
Xebio Holdings Co. Ltd.	1,400	10,825
YAC Holdings Co. Ltd.	500	6,830
Yahagi Construction Co. Ltd.	1,700	11,156
Yaizu Suisankagaku Industry Co. Ltd.(x)	600	4,483
Yakult Honsha Co. Ltd.	3,400	181,474
YAMABIKO Corp.	2,000	24,402
Yamada Holdings Co. Ltd.(x)	22,372	69,586
Yamagata Bank Ltd. (The)	1,400	9,898
Yamaguchi Financial Group, Inc.	4,000	22,180
Yamaha Corp.(x)	4,200	183,154
Yamaha Motor Co. Ltd.	8,500	190,493
Yamaichi Electronics Co. Ltd.	1,200	18,273
Yamanashi Chuo Bank Ltd. (The)	1,400	10,895
Yamashita Health Care Holdings, Inc.	100	1,736
Yamatane Corp.	600	8,315
Yamato Corp.	1,000	6,177
Yamato Holdings Co. Ltd.	11,700	219,028
Yamato International, Inc.	700	1,704
Yamato Kogyo Co. Ltd.(x)	1,200	36,411
Yamaura Corp.(x)	500	3,898
Yamaya Corp.(x)	110	2,248
Yamazaki Baking Co. Ltd.	500	6,147
Yamazawa Co. Ltd.	300	4,028
Yamazen Corp.	4,700	36,239
Yaskawa Electric Corp.	7,600	296,828
Yasuda Logistics Corp.(x)	1,000	7,930
Yellow Hat Ltd.	2,200	28,241
Yodogawa Steel Works Ltd.	1,800	38,663
Yokogawa Bridge Holdings Corp.	2,000	31,778
Yokogawa Electric Corp.(x)	6,400	109,184
Yokohama Rubber Co. Ltd. (The)	5,000	68,790
Yokorei Co. Ltd.	2,600	18,281
Yokowo Co. Ltd.	1,000	21,117
Yomeishu Seizo Co. Ltd.	500	7,204
Yondenko Corp.	400	5,641
Yondoshi Holdings, Inc.	900	12,066
Yorozu Corp.	700	5,079
Yoshinoya Holdings Co. Ltd.	3,000	57,954
Yuasa Trading Co. Ltd.	1,200	28,407
Yuken Kogyo Co. Ltd.	200	2,877
Yurtec Corp.	2,000	11,298
Yushin Precision Equipment Co. Ltd.	1,200	6,597
Yushiro Chemical Industry Co. Ltd.	600	5,068
YU-WA Creation Holdings Co. Ltd.(x)	700	1,142
Z Holdings Corp.	95,400	414,214
Zappallas, Inc.	1,000	3,897
Zenkoku Hosho Co. Ltd.(x)	2,400	92,289
Zenrin Co. Ltd.	2,550	20,737
Zensho Holdings Co. Ltd.(x)	3,200	74,910
Zeon Corp.	7,000	77,891
Zeria Pharmaceutical Co. Ltd.	1,100	17,124
Zojirushi Corp.	1,800	21,342
ZOZO, Inc.	4,800	127,518
Zuken, Inc.	800	19,650

		154,993,102

Jordan (0.0%)
Hikma Pharmaceuticals plc	9,798	263,608

Mexico (0.4%)
Fresnillo plc	9,528	92,185
Grupo Televisa SAB (ADR)	327,400	3,830,580

		3,922,765

Netherlands (5.2%)
Adyen NV(m)*	2,263	4,470,717
ASML Holding NV	31,529	21,029,828
EXOR NV	83,300	6,353,463
ING Groep NV	307,139	3,209,841
Koninklijke Ahold Delhaize NV	86,684	2,786,565
Koninklijke Philips NV(x)	124,721	3,815,589
Shell plc	455,735	12,507,083

		54,173,086

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	38,331	148,692
Chorus Ltd.	8,126	40,971
Fisher & Paykel Healthcare Corp. Ltd.	7,356	122,629
Fletcher Building Ltd.	17,976	78,119
Xero Ltd.(x)*	6,287	476,188

		866,599

South Africa (0.4%)
Anglo American plc	77,306	3,987,171

South Korea (0.9%)
NAVER Corp.	18,305	5,118,503
Samsung Electronics Co. Ltd. (Preference)(q)	78,000	4,034,459

		9,152,962

Spain (1.8%)
Amadeus IT Group SA*	69,393	4,519,984
Banco Bilbao Vizcaya Argentaria SA(x)	504,459	2,884,381
Banco Santander SA	1,344,276	4,561,082
Iberdrola SA(x)	453,598	4,937,121
Industria de Diseno Textil SA	90,411	1,967,239

		18,869,807

Sweden (1.3%)
H & M Hennes & Mauritz AB, Class B(x)	364,562	4,868,622
SKF AB, Class B(x)	274,400	4,460,345
Volvo AB, Class B	210,300	3,922,412

		13,251,379

Switzerland (2.5%)
Cie Financiere Richemont SA (Registered)	5,200	659,612
Credit Suisse Group AG (Registered)	1,060,218	8,365,239
Holcim Ltd.*	133,679	6,526,422
Novartis AG (Registered)	66,700	5,849,688
Roche Holding AG	4,675	1,848,847
Swatch Group AG (The)	8,816	2,505,144

		25,754,952

United Kingdom (16.7%)
3i Group plc	63,724	1,152,699
abrdn plc	113,674	318,158
Admiral Group plc	12,726	426,307
Ashtead Group plc	26,950	1,698,877
Associated British Foods plc	25,090	544,890
AstraZeneca plc	94,149	12,485,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Auto Trader Group plc(m)	66,493	$550,439
AVEVA Group plc	8,401	268,216
Aviva plc	228,157	1,346,793
B&M European Value Retail SA	56,004	392,361
BAE Systems plc	189,299	1,784,420
Barclays plc	1,028,632	1,998,231
Barratt Developments plc	52,684	359,448
Berkeley Group Holdings plc*	3,522	171,430
BP plc	1,197,197	5,850,743
British American Tobacco plc	139,880	5,850,677
British Land Co. plc (The) (REIT)	16,809	116,426
BT Group plc	485,917	1,158,137
Bunzl plc	20,769	807,504
Burberry Group plc	24,656	538,416
CNH Industrial NV	413,600	6,548,976
Compass Group plc	200,259	4,315,796
Croda International plc	8,460	869,452
DCC plc	5,604	434,338
Dechra Pharmaceuticals plc	6,774	358,669
Diageo plc	142,276	7,191,085
DS Smith plc	87,864	368,570
Electrocomponents plc	30,345	429,084
Entain plc*	35,012	750,955
Experian plc	53,893	2,078,384
Halma plc	22,889	747,136
Hargreaves Lansdown plc	21,726	286,244
Howden Joinery Group plc	34,270	343,727
HSBC Holdings plc	1,246,804	8,543,164
Imperial Brands plc	62,921	1,324,868
Informa plc*	491,595	3,858,159
InterContinental Hotels Group plc	12,668	857,838
Intermediate Capital Group plc	15,191	353,047
International Consolidated Airlines Group SA*	244,296	450,906
Intertek Group plc	9,111	622,194
J Sainsbury plc	113,698	376,486
JD Sports Fashion plc	156,770	303,585
Kingfisher plc	123,753	413,008
Land Securities Group plc (REIT)	7,958	81,697
Legal & General Group plc	348,727	1,236,544
Liberty Global plc, Class A*	205,283	5,236,769
Linde plc	38,491	12,403,379
Lloyds Banking Group plc	21,075,616	12,902,457
London Stock Exchange Group plc .	22,703	2,371,912
M&G plc	186,768	540,983
Meggitt plc*	28,703	286,282
Melrose Industries plc	292,883	474,090
National Grid plc	230,565	3,541,408
NatWest Group plc	1,173,767	3,302,767
Next plc	8,467	667,670
Ocado Group plc*	33,250	508,250
Pearson plc	49,633	484,910
Persimmon plc	16,024	450,696
Phoenix Group Holdings plc	35,637	285,730
Prudential plc	451,115	6,663,770
Reckitt Benckiser Group plc	74,610	5,702,965
RELX plc	110,085	3,428,946
Rentokil Initial plc	125,685	865,669
Rightmove plc	63,992	529,343
Rolls-Royce Holdings plc*	1,458,765	1,917,983
Sage Group plc (The)	75,205	689,655
Schroders plc	127,499	5,372,938
Segro plc (REIT)	53,816	948,028
Severn Trent plc	16,966	684,816
Smith & Nephew plc	61,161	974,882
Smiths Group plc	114,794	2,176,017
Spirax-Sarco Engineering plc	4,477	733,658
SSE plc	64,460	1,475,966
St James’s Place plc	37,996	716,397
Standard Chartered plc	157,127	1,041,963
Taylor Wimpey plc	192,890	329,147
Tesco plc	450,270	1,627,880
Unilever plc (Cboe Europe)	119,331	5,401,449
Unilever plc (London Stock Exchange)	32,998	1,493,811
United Utilities Group plc	48,838	719,844
Virgin Money UK plc (CHDI)	42,653	96,687
Vodafone Group plc	1,718,205	2,819,003
Whitbread plc*	14,521	540,370
WPP plc	269,224	3,523,128

		174,894,915

United States (2.0%)
Amcor plc (CHDI)	54,046	615,127
Block, Inc. (CRDI)*	4,417	582,660
Ferguson plc	13,610	1,847,421
GlaxoSmithKline plc	308,738	6,657,608
James Hardie Industries plc (CHDI).	22,422	674,763
Janus Henderson Group plc (CHDI).	1,872	63,957
News Corp. (CHDI), Class B	2,956	66,609
Reliance Worldwide Corp. Ltd.	24,282	76,242
ResMed, Inc. (CHDI)	20,708	496,806
Schneider Electric SE	42,814	7,148,075
Sims Ltd.	6,752	108,250
Stellantis NV	171,209	2,776,408

		21,113,926

Total Common Stocks (88.7%) (Cost $793,396,266)		925,982,643

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $528,764)	85,914	1,137,488

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.3%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $2,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $2,040,000. (xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $11,719,135, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $11,953,434. (xx)	11,719,053	11,719,053
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $1,800,158, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $1,990,438. (xx)	1,800,000	1,800,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034. (xx)	$2,000,000	$2,000,000
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $1,000,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $1,020,000. (xx)	1,000,000	1,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $2,000,021, collateralized by various Common Stocks; total market value $2,222,406. (xx)	2,000,000	2,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $14,000,156, collateralized by various Common Stocks; total market value $16,214,636. (xx)	14,000,000	14,000,000

Total Repurchase Agreements		34,519,053

Total Short-Term Investments (3.3%) (Cost $34,519,053)		34,519,053

Total Investments in Securities (92.1%) (Cost $828,444,083)		961,639,184
Other Assets Less Liabilities (7.9%)		82,983,285

Net Assets (100%)		$1,044,622,469

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $11,244,990 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $52,572,687. This was collateralized by $21,755,005 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 11/15/51 and by cash of $34,519,053 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR	—	American Depositary Receipt

AUD	—	Australian Dollar

CRDI	—	CREST Depository Interest

CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF	—	Swiss Franc

EUR	—	European Currency Unit

GBP	—	British Pound

JPY	—	Japanese Yen

REIT	—	Real Estate Investment Trust

USD	—	United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Sector Weightings as of March 31, 2022	Market Value	% of Net Assets
Financials	$167,946,941	16.1%
Consumer Discretionary	161,006,534	15.4
Industrials	127,184,641	12.2
Materials	96,314,396	9.2
Information Technology	90,781,917	8.7
Health Care	88,284,534	8.4
Consumer Staples	76,866,794	7.4
Communication Services	52,820,543	5.1
Energy	35,572,931	3.4
Repurchase Agreements	34,519,053	3.3
Utilities	18,018,852	1.7
Real Estate	11,184,560	1.1
Closed End Fund	1,137,488	0.1
Cash and Other	82,983,285	7.9

		100.0%

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,019	6/2022	EUR	43,095,484	111,731
FTSE 100 Index	276	6/2022	GBP	27,141,796	189,300
SPI 200 Index	78	6/2022	AUD	10,913,245	209,802
TOPIX Index	170	6/2022	JPY	27,181,288	153,763

					664,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,724,144	CHF	4,337,000	JPMorgan Chase Bank	6/15/2022	15,804
AUD	4,519,634	USD	3,357,067	Citibank NA	6/17/2022	29,402
AUD	4,923,029	USD	3,666,608	HSBC Bank plc	6/17/2022	22,116
EUR	26,017,974	USD	28,783,575	Citibank NA	6/17/2022	83,137
EUR	34,191,840	USD	37,779,466	HSBC Bank plc	6/17/2022	156,078
JPY	1,117,661,654	USD	9,175,763	Citibank NA	6/17/2022	23,593
JPY	364,194,481	USD	2,983,782	Deutsche Bank AG	6/17/2022	13,865
USD	21,282,632	JPY	2,484,470,632	HSBC Bank plc	6/17/2022	833,213

Total unrealized appreciation						1,177,208

CHF	697,000	USD	757,509	Goldman Sachs Bank USA	6/15/2022	(831)
AUD	6,275,691	USD	4,715,448	Citibank NA	6/17/2022	(13,201)
AUD	5,978,656	USD	4,488,482	HSBC Bank plc	6/17/2022	(8,798)
GBP	13,392,635	USD	17,664,526	Citibank NA	6/17/2022	(76,326)
GBP	17,227,695	USD	22,777,360	HSBC Bank plc	6/17/2022	(152,675)
JPY	3,808,158,498	USD	31,629,978	HSBC Bank plc	6/17/2022	(285,422)
USD	8,957,864	AUD	12,171,793	HSBC Bank plc	6/17/2022	(162,211)
USD	110,539,710	EUR	100,456,399	HSBC Bank plc	6/17/2022	(915,775)
USD	14,830,266	GBP	11,338,124	HSBC Bank plc	6/17/2022	(59,797)

Total unrealized depreciation						(1,675,036)

Net unrealized depreciation						(497,828)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Funds	$—	$1,137,488	$—		$1,137,488
Common Stocks
Australia	—	89,780,398	—	(b)	89,780,398
Austria	—	604,171	—		604,171
Belgium	—	9,855,683	—		9,855,683
Canada	6,866,285	—	—		6,866,285
Chile	—	475,790	—		475,790
China	3,318,300	20,122,644	—		23,440,944
Finland	—	3,805,465	—		3,805,465
France	—	124,918,369	—		124,918,369
Germany	—	148,061,342	—		148,061,342
India	—	3,501,565	—		3,501,565
Indonesia	—	441,488	—		441,488
Ireland	4,382,136	7,571,540	—		11,953,676
Italy	—	21,033,195	—		21,033,195
Japan	—	154,979,167	13,935		154,993,102
Jordan	—	263,608	—		263,608
Mexico	3,830,580	92,185	—		3,922,765
Netherlands	—	54,173,086	—		54,173,086
New Zealand	—	866,599	—		866,599
South Africa	—	3,987,171	—		3,987,171
South Korea	—	9,152,962	—		9,152,962
Spain	—	18,869,807	—		18,869,807
Sweden	—	13,251,379	—		13,251,379
Switzerland	—	25,754,952	—		25,754,952
United Kingdom	5,236,769	169,658,146	—		174,894,915
United States	—	21,113,926	—		21,113,926
Forward Currency Contracts	—	1,177,208	—		1,177,208
Futures	664,596	—	—		664,596
Short-Term Investments
Repurchase Agreements	—	34,519,053	—		34,519,053

Total Assets	$24,298,666	$939,168,387	$13,935		$963,480,988

Liabilities:
Forward Currency Contracts	$—	$(1,675,036)	$—		$(1,675,036)

Total Liabilities	$—	$(1,675,036)	$—		$(1,675,036)

Total	$24,298,666	$937,493,351	$13,935		$961,805,952

(a)	A security with a market value of $13,935 transferred from Level 2 to Level 3 at the end of the period due to unobservable market inputs.
(b)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$228,863,312
Aggregate gross unrealized depreciation	(108,051,630)

Net unrealized appreciation	$120,811,682

Federal income tax cost of investments in securities and derivative instruments, if applicable	$840,994,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Media (1.2%)
Comcast Corp., Class A	77,753	$3,640,396

Wireless Telecommunication Services (1.0%)
T-Mobile US, Inc.*	22,349	2,868,494

Total Communication Services		6,508,890

Consumer Discretionary (4.9%)
Automobiles (1.7%)
General Motors Co.*	116,069	5,076,858

Hotels, Restaurants & Leisure (2.8%)
Booking Holdings, Inc.*	1,983	4,656,976
Las Vegas Sands Corp.*	95,383	3,707,537

		8,364,513

Internet & Direct Marketing Retail (0.4%)
eBay, Inc.	22,218	1,272,203

Total Consumer Discretionary		14,713,574

Consumer Staples (8.7%)
Beverages (1.7%)
Coca-Cola Co. (The)	83,122	5,153,564

Food Products (0.7%)
Kraft Heinz Co. (The)	51,377	2,023,740

Household Products (2.1%)
Colgate-Palmolive Co.	30,322	2,299,317
Kimberly-Clark Corp.	31,697	3,903,803

		6,203,120

Tobacco (4.2%)
Altria Group, Inc.	76,237	3,983,383
Philip Morris International, Inc.	92,991	8,735,575

		12,718,958

Total Consumer Staples		26,099,382

Energy (11.2%)
Oil, Gas & Consumable Fuels (11.2%)
Chevron Corp.	45,353	7,384,829
ConocoPhillips	35,726	3,572,600
Devon Energy Corp.	68,635	4,058,388
Hess Corp.	43,403	4,645,857
Marathon Oil Corp.	158,354	3,976,269
Pioneer Natural Resources Co.	19,202	4,801,076
Suncor Energy, Inc.	155,712	5,074,654

Total Energy		33,513,673

Financials (21.1%)
Banks (12.4%)
Bank of America Corp.	205,755	8,481,221
Citigroup, Inc.	87,593	4,677,466
Citizens Financial Group, Inc.	85,156	3,860,121
Fifth Third Bancorp	91,571	3,941,216
Huntington Bancshares, Inc.	200,814	2,935,901
JPMorgan Chase & Co.	23,521	3,206,383
M&T Bank Corp.	16,517	2,799,632
Wells Fargo & Co.	149,390	7,239,439

		37,141,379

Capital Markets (4.1%)
Goldman Sachs Group, Inc. (The)	12,153	4,011,706
Morgan Stanley	35,613	3,112,576
State Street Corp.	60,894	5,305,085

		12,429,367

Consumer Finance (0.4%)
Capital One Financial Corp.	8,135	1,068,044

Insurance (4.2%)
Allstate Corp. (The)	20,672	2,863,279
American International Group, Inc.	106,890	6,709,485
MetLife, Inc.	43,159	3,033,214

		12,605,978

Total Financials		63,244,768

Health Care (17.3%)
Health Care Equipment & Supplies (2.3%)
Becton Dickinson and Co.	12,965	3,448,690
Dentsply Sirona, Inc.	32,694	1,609,199
Medtronic plc	17,722	1,966,256

		7,024,145

Health Care Providers & Services (9.8%)
Anthem, Inc.	15,625	7,675,313
CVS Health Corp.	53,907	5,455,927
HCA Healthcare, Inc.	14,839	3,718,950
Henry Schein, Inc.*	36,611	3,192,113
McKesson Corp.	17,537	5,368,602
UnitedHealth Group, Inc.	1,762	898,567
Universal Health Services, Inc., Class B	20,747	3,007,278

		29,316,750

Pharmaceuticals (5.2%)
Bristol-Myers Squibb Co.	42,498	3,103,629
Johnson & Johnson	28,671	5,081,361
Merck & Co., Inc.	42,376	3,476,951
Sanofi (ADR)	79,854	4,099,704

		15,761,645

Total Health Care		52,102,540

Industrials (12.2%)
Aerospace & Defense (1.2%)
Textron, Inc.	48,327	3,594,562

Air Freight & Logistics (1.7%)
FedEx Corp.	22,510	5,208,589

Building Products (1.7%)
Johnson Controls International plc	79,504	5,213,077

Electrical Equipment (3.2%)
Eaton Corp. plc	32,333	4,906,856
Emerson Electric Co.	48,104	4,716,598

		9,623,454

Industrial Conglomerates (1.1%)
General Electric Co.	36,804	3,367,566

Machinery (3.3%)
Caterpillar, Inc.	23,837	5,311,360
Westinghouse Air Brake Technologies Corp.	46,269	4,449,690

		9,761,050

Total Industrials		36,768,298

Information Technology (11.7%)
Communications Equipment (2.0%)
Cisco Systems, Inc.	105,910	5,905,541
F5, Inc.*	721	150,653

		6,056,194

IT Services (3.3%)
Cognizant Technology Solutions Corp., Class A	63,479	5,692,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
DXC Technology Co.*	123,919	$4,043,477

		9,735,639

Semiconductors & Semiconductor Equipment (3.5%)
Intel Corp.	41,617	2,062,539
NXP Semiconductors NV	25,878	4,789,500
QUALCOMM, Inc.	24,133	3,688,005

		10,540,044

Software (2.9%)
CDK Global, Inc.	74,317	3,617,752
Microsoft Corp.	16,578	5,111,163

		8,728,915

Total Information Technology .		35,060,792

Materials (4.3%)
Chemicals (2.8%)
CF Industries Holdings, Inc.	43,644	4,497,951
Corteva, Inc.	67,020	3,852,309

		8,350,260

Containers & Packaging (1.5%)
International Paper Co.	101,547	4,686,394

Total Materials		13,036,654

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts, Inc. (REIT)	129,002	2,506,509

Total Real Estate		2,506,509

Utilities (2.0%)
Electric Utilities (2.0%)
Constellation Energy Corp.	30,101	1,693,181
Exelon Corp.	89,811	4,277,698

Total Utilities		5,970,879

Total Common Stocks (96.4%) (Cost $181,547,259)		289,525,959

SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	4,166,438	4,167,271

Total Short-Term Investment (1.4%) (Cost $4,167,151)		4,167,271

Total Investments in Securities (97.8%) (Cost $185,714,410)		293,693,230
Other Assets Less Liabilities (2.2%)		6,549,811

Net Assets (100%)		$300,243,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	136,207	USD	109,089	Royal Bank of Canada	4/22/2022	(145)
USD	2,434,017	CAD	3,062,221	Deutsche Bank AG	4/22/2022	(15,271)
USD	113,699	CAD	142,476	Goldman Sachs International	4/22/2022	(259)
USD	97,308	CAD	122,437	Royal Bank of Canada	4/22/2022	(622)
USD	2,044,825	EUR	1,853,727	Deutsche Bank AG	4/22/2022	(6,931)

Net unrealized depreciation						(23,228)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,508,890	$—	$—	$6,508,890
Consumer Discretionary	14,713,574	—	—	14,713,574
Consumer Staples	26,099,382	—	—	26,099,382
Energy	33,513,673	—	—	33,513,673
Financials	63,244,768	—	—	63,244,768
Health Care	52,102,540	—	—	52,102,540
Industrials	36,768,298	—	—	36,768,298
Information Technology	35,060,792	—	—	35,060,792
Materials	13,036,654	—	—	13,036,654
Real Estate	2,506,509	—	—	2,506,509
Utilities	5,970,879	—	—	5,970,879
Short-Term Investment
Investment Company	4,167,271	—	—	4,167,271

Total Assets	$293,693,230	$—	$—	$293,693,230

Liabilities:
Forward Currency Contracts	$—	$(23,228)	$—	$(23,228)

Total Liabilities	$—	$(23,228)	$—	$(23,228)

Total	$293,693,230	$(23,228)	$—	$293,670,002

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,104,775
Aggregate gross unrealized depreciation	(2,195,716)

Net unrealized appreciation	$106,909,059

Federal income tax cost of investments in securities and derivative instruments, if applicable	$186,760,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.2%)
StoneCo Ltd., Class A*	69,245	$810,167

China (3.8%)
JD.com, Inc. (ADR)*	236,478	13,684,982
Meituan, Class B(m)*	89,900	1,771,535

		15,456,517

Denmark (2.2%)
Ambu A/S, Class B	42,751	627,837
Novo Nordisk A/S, Class B	74,728	8,275,877

		8,903,714

France (11.9%)
Airbus SE*	114,960	13,895,624
Dassault Systemes SE	32,758	1,614,150
Kering SA	17,785	11,234,749
LVMH Moet Hennessy Louis Vuitton SE	29,883	21,278,778

		48,023,301

Germany (2.1%)
SAP SE	77,589	8,657,639

India (4.6%)
DLF Ltd.	2,565,191	12,777,939
ICICI Bank Ltd. (ADR)	305,096	5,778,518

		18,556,457

Italy (0.4%)
Brunello Cucinelli SpA*	28,404	1,657,948

Japan (10.7%)
FANUC Corp.	4,782	840,955
Keyence Corp.	23,956	11,137,814
Murata Manufacturing Co. Ltd.	157,851	10,434,847
Nidec Corp.	132,828	10,523,399
Omron Corp.	77,600	5,173,804
TDK Corp.	134,300	4,849,026

		42,959,845

Netherlands (0.9%)
ASML Holding NV	5,364	3,577,785

Sweden (3.5%)
Assa Abloy AB, Class B	235,190	6,341,549
Atlas Copco AB, Class A	146,917	7,624,772

		13,966,321

Switzerland (0.9%)
Lonza Group AG (Registered)	3,889	2,817,515
Zur Rose Group AG*	6,351	928,572

		3,746,087

United Kingdom (0.5%)
Farfetch Ltd., Class A*	134,921	2,040,006

United States (57.9%)
Adobe, Inc.*	37,228	16,961,821
Agilent Technologies, Inc.	46,400	6,140,112
Alphabet, Inc., Class A*	17,499	48,670,844
Amazon.com, Inc.*	1,348	4,394,413
Analog Devices, Inc.	96,423	15,927,151
Avantor, Inc.*	185,835	6,284,940
Boston Scientific Corp.*	56,186	2,488,478
Castle Biosciences, Inc.*	14,946	670,477
Charles River Laboratories International, Inc.*	6,926	1,966,776
Danaher Corp.	5,877	1,723,900
Datadog, Inc., Class A*	5,066	767,347
Dun & Bradstreet Holdings, Inc.*	36,850	645,612
Ecolab, Inc.	3,316	585,473
Equifax, Inc.	38,497	9,127,639
Fidelity National Information Services, Inc.	19,347	1,942,826
IDEXX Laboratories, Inc.*	2,346	1,283,403
Illumina, Inc.*	10,139	3,542,567
Intuit, Inc.	46,972	22,586,016
Intuitive Surgical, Inc.*	8,148	2,458,089
IQVIA Holdings, Inc.*	14,068	3,252,662
Lam Research Corp.	754	405,358
Marriott International, Inc., Class A*	9,563	1,680,697
Marvell Technology, Inc.	88,797	6,367,633
Meta Platforms, Inc., Class A*	75,324	16,749,045
Microsoft Corp.	17,971	5,540,639
NVIDIA Corp.	9,373	2,557,517
Omnicell, Inc.*	12,523	1,621,603
Phathom Pharmaceuticals, Inc.*	41,273	561,725
Qualtrics International, Inc., Class A*	57,639	1,645,593
S&P Global, Inc.	52,495	21,532,399
Splunk, Inc.*	19,264	2,862,823
United Parcel Service, Inc., Class B .	53,475	11,468,248
Veracyte, Inc.*	60,894	1,678,848
Visa, Inc., Class A	28,279	6,271,434
Walt Disney Co. (The)*	6,217	852,724

		233,216,832

Total Investments in Securities (99.6%) (Cost $218,527,930)		401,572,619
Other Assets Less Liabilities (0.4%)		1,482,406

Net Assets (100%)		$403,055,025

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $1,771,535 or 0.4% of net assets.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Sector Weightings as of March 31, 2022	Market Value	% of Net Assets
Information Technology	$130,091,390	32.3%
Communication Services	66,272,613	16.4
Industrials	60,467,798	15.0
Consumer Discretionary	57,743,108	14.3
Health Care	45,394,809	11.3
Financials	27,310,917	6.8
Real Estate	12,777,939	3.2
Consumer Staples	928,572	0.2
Materials	585,473	0.1
Cash and Other	1,482,406	0.4

		100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$810,167	$—	$—	$810,167
China	13,684,982	1,771,535	—	15,456,517
Denmark	—	8,903,714	—	8,903,714
France	—	48,023,301	—	48,023,301
Germany	—	8,657,639	—	8,657,639
India	5,778,518	12,777,939	—	18,556,457
Italy	—	1,657,948	—	1,657,948
Japan	—	42,959,845	—	42,959,845
Netherlands	—	3,577,785	—	3,577,785
Sweden	—	13,966,321	—	13,966,321
Switzerland	—	3,746,087	—	3,746,087
United Kingdom	2,040,006	—	—	2,040,006
United States	233,216,832	—	—	233,216,832

Total Assets	$255,530,505	$146,042,114	$—	$401,572,619

Total Liabilities	$—	$—	$—	$—

Total	$255,530,505	$146,042,114	$—	$401,572,619

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,866,577
Aggregate gross unrealized depreciation	(8,091,818)

Net unrealized appreciation	$182,774,759

Federal income tax cost of investments in securities and derivative instruments, if applicable	$218,797,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.1%)
Alumina Ltd.	1,637,428	$2,445,556
Dexus (REIT)	315,744	2,569,590
Goodman Group (REIT)	181,681	3,085,808
Rio Tinto plc	42,844	3,398,641
Transurban Group	304,938	3,072,135

		14,571,730

Belgium (0.8%)
Cofinimmo SA (REIT)	13,920	2,025,088

Canada (13.8%)
Agnico Eagle Mines Ltd.	37,885	2,318,284
Cameco Corp.	108,951	3,173,144
Canadian Apartment Properties REIT (REIT)	27,900	1,197,324
Canfor Corp.*	77,422	1,595,321
Enbridge, Inc.	204,460	9,412,209
Interfor Corp.	68,427	1,903,137
Keyera Corp.	128,368	3,253,995
Nutrien Ltd.	30,546	3,157,345
Pembina Pipeline Corp.	77,741	2,920,845
TC Energy Corp.	48,245	2,721,078
West Fraser Timber Co. Ltd.	19,330	1,590,436

		33,243,118

Chile (2.0%)
Lundin Mining Corp.	469,434	4,757,612

China (1.8%)
ENN Energy Holdings Ltd.	53,200	792,836
Wilmar International Ltd.	1,020,700	3,539,277

		4,332,113

France (3.9%)
Gecina SA (REIT)	12,636	1,589,915
Vinci SA	76,468	7,817,908

		9,407,823

Hong Kong (1.5%)
Hang Lung Properties Ltd.	784,000	1,577,358
Link REIT (REIT)	244,700	2,085,675

		3,663,033

Japan (4.6%)
GLP J-REIT (REIT)	554	843,231
Japan Metropolitan Fund Invest (REIT)	1,871	1,581,002
Japan Prime Realty Investment Corp. (REIT)	286	937,207
Mitsui Fudosan Co. Ltd.	162,700	3,480,964
Nippon Accommodations Fund, Inc. (REIT)	158	829,210
Nippon Prologis REIT, Inc. (REIT)	623	1,822,164
Sumitomo Realty & Development Co. Ltd.	26,500	732,487
Tokyu Fudosan Holdings Corp.	142,700	783,232

		11,009,497

Malta (0.0%)
BGP Holdings plc(r)*	1,697,163	—

Mexico (0.4%)
Grupo Aeroportuario del Centro Norte SAB de CV (ADR)	17,100	1,020,699

Netherlands (0.8%)
Shell plc	68,818	1,888,625

New Zealand (0.5%)
Auckland International Airport Ltd.*	198,577	1,073,821

Singapore (1.9%)
Keppel DC REIT (REIT)	886,600	1,487,950
Mapletree Commercial Trust (REIT)	1,092,600	1,519,595
Mapletree Industrial Trust (REIT)	834,890	1,652,890

		4,660,435

Spain (4.2%)
Aena SME SA(m)*	4,027	667,098
Atlantica Sustainable Infrastructure plc	31,690	1,111,368
Cellnex Telecom SA(m)	135,262	6,483,386
Ferrovial SA	71,827	1,901,540

		10,163,392

United Kingdom (2.5%)
Derwent London plc (REIT)	37,128	1,560,555
Grainger plc	497,527	1,900,826
National Grid plc	117,538	1,805,348
Pennon Group plc	52,642	742,058

		6,008,787

United States (53.7%)
Agree Realty Corp. (REIT)	38,146	2,531,369
Alexandria Real Estate Equities, Inc. (REIT)	22,194	4,466,542
American Homes 4 Rent (REIT), Class A	78,646	3,148,199
American Tower Corp. (REIT)	55,980	14,063,296
American Water Works Co., Inc.	23,849	3,947,725
Americold Realty Trust (REIT)	64,733	1,804,756
Archer-Daniels-Midland Co.	7,203	650,143
Avangrid, Inc.	46,671	2,181,403
CenterPoint Energy, Inc.	65,462	2,005,756
Cheniere Energy, Inc.	35,275	4,890,879
Chevron Corp.	15,010	2,444,078
ConocoPhillips	7,812	781,200
Corporate Office Properties Trust (REIT)	57,607	1,644,104
Corteva, Inc.	101,073	5,809,676
Crown Castle International Corp. (REIT)	15,865	2,928,679
Digital Realty Trust, Inc. (REIT)	12,838	1,820,428
Duke Realty Corp. (REIT)	9,442	548,203
Edison International	22,287	1,562,319
EOG Resources, Inc.	7,429	885,760
Equinix, Inc. (REIT)	2,538	1,882,232
Equity LifeStyle Properties, Inc. (REIT)	37,025	2,831,672
Essential Properties Realty Trust, Inc. (REIT)	45,946	1,162,434
Essential Utilities, Inc.	22,173	1,133,705
Exxon Mobil Corp.	33,938	2,802,939
Healthcare Realty Trust, Inc. (REIT)	53,031	1,457,292
Healthpeak Properties, Inc. (REIT)	105,043	3,606,126
Hess Corp.	12,808	1,370,968
Invitation Homes, Inc. (REIT)	65,159	2,618,089
JBG SMITH Properties (REIT)	108,194	3,161,429
Pebblebrook Hotel Trust (REIT)	102,378	2,506,213
PG&E Corp.*	106,122	1,267,097
Pioneer Natural Resources Co.	4,427	1,106,883
PotlatchDeltic Corp. (REIT)	48,779	2,572,117
Prologis, Inc. (REIT)	37,151	5,999,143
RLJ Lodging Trust (REIT)	217,331	3,060,020
SBA Communications Corp. (REIT)	9,781	3,365,642
Simon Property Group, Inc. (REIT)	33,900	4,459,884
Sun Communities, Inc. (REIT)	24,510	4,296,358
Sunstone Hotel Investors, Inc. (REIT)*	239,598	2,822,464
Targa Resources Corp.	53,842	4,063,456
Ventas, Inc. (REIT)	42,224	2,607,754
VICI Properties, Inc. (REIT)	113,105	3,218,968
Westrock Co.	70,079	3,295,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Weyerhaeuser Co. (REIT)	89,195	$3,380,490
Williams Cos., Inc. (The)	32,994	1,102,330

		129,266,035

Total Investments in Securities (98.5%) (Cost $220,855,761)		237,091,808
Other Assets Less Liabilities (1.5%)		3,501,818

Net Assets (100%)		$240,593,626

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $7,150,484 or 3.0% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Sector Weightings as of March 31, 2022	Market Value	% of Net Assets
Real Estate	$121,225,974	50.4%
Energy	42,818,389	17.8
Materials	30,271,823	12.6
Utilities	16,549,615	6.9
Industrials	15,553,201	6.4
Communication Services	6,483,386	2.7
Consumer Staples	4,189,420	1.7
Financials	0	0.0
Cash and Other	3,501,818	1.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$14,571,730	$—		$14,571,730
Belgium	—	2,025,088	—		2,025,088
Canada	33,243,118	—	—		33,243,118
Chile	4,757,612	—	—		4,757,612
China	—	4,332,113	—		4,332,113
France	—	9,407,823	—		9,407,823
Hong Kong	—	3,663,033	—		3,663,033
Japan	—	11,009,497	—		11,009,497
Malta	—	—	—	(b)	—	(b)
Mexico	1,020,699	—	—		1,020,699
Netherlands	—	1,888,625	—		1,888,625
New Zealand	—	1,073,821	—		1,073,821
Singapore	—	4,660,435	—		4,660,435
Spain	1,111,368	9,052,024	—		10,163,392
United Kingdom	—	6,008,787	—		6,008,787
United States	129,266,035	—	—		129,266,035

Total Assets	$169,398,832	$67,692,976	$—		$237,091,808

Total Liabilities	$—	$—	$—		$—

Total	$169,398,832	$67,692,976	$—		$237,091,808

(a)	A security with a market value of $1,519,595 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,432,374
Aggregate gross unrealized depreciation	(7,628,828)

Net unrealized appreciation	$15,803,546

Federal income tax cost of investments in securities and derivative instruments, if applicable	$221,288,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.6%)
CSL Ltd.	15,758	$3,129,490

Brazil (3.1%)
B3 SA - Brasil Bolsa Balcao	1,240,100	4,086,739
Rede D’Or Sao Luiz SA(m)	186,100	1,959,091

		6,045,830

Canada (6.4%)
Bank of Nova Scotia (The)	43,333	3,105,737
CGI, Inc.*	39,400	3,138,700
Magna International, Inc.	43,357	2,783,532
Ritchie Bros Auctioneers, Inc.	59,230	3,498,415

		12,526,384

China (6.0%)
China Mengniu Dairy Co. Ltd.*	575,000	3,087,627
China Resources Beer Holdings Co. Ltd.	324,000	1,977,197
JD.com, Inc., Class A*	2,614	76,558
JD.com, Inc. (ADR)*	27,597	1,597,038
Wuliangye Yibin Co. Ltd., Class A	68,589	1,666,494
Yum China Holdings, Inc.	77,737	3,229,195

		11,634,109

Denmark (2.8%)
Carlsberg A/S, Class B	13,526	1,651,448
Novo Nordisk A/S, Class B	34,392	3,808,800

		5,460,248

France (6.7%)
Air Liquide SA	16,056	2,808,824
Arkema SA	30,336	3,619,166
Kering SA	3,228	2,039,121
LVMH Moet Hennessy Louis Vuitton SE	3,429	2,441,687
Pernod Ricard SA	9,665	2,119,748

		13,028,546

Germany (1.1%)
Deutsche Boerse AG	12,367	2,221,593

Hong Kong (2.0%)
AIA Group Ltd.	366,000	3,831,813

India (2.5%)
HDFC Bank Ltd. (ADR)	80,318	4,925,903

Ireland (5.0%)
CRH plc	79,962	3,201,646
Flutter Entertainment plc*	24,809	2,871,571
ICON plc*	15,157	3,686,485

		9,759,702

Italy (2.3%)
FinecoBank Banca Fineco SpA	299,145	4,543,349

Japan (12.7%)
Asahi Group Holdings Ltd.	62,400	2,265,343
FANUC Corp.	15,500	2,725,806
Hoya Corp.	22,200	2,533,280
Keyence Corp.	2,100	976,349
Koito Manufacturing Co. Ltd.	65,100	2,635,522
Komatsu Ltd.	111,600	2,677,917
Olympus Corp.	228,100	4,333,533
SMC Corp.	2,300	1,284,580
Sony Group Corp.	27,400	2,827,981
TIS, Inc.	100,400	2,348,269

		24,608,580

Mexico (1.8%)
Wal-Mart de Mexico SAB de CV	828,626	3,395,742

Netherlands (5.1%)
ASML Holding NV	4,185	2,791,393
Heineken NV	30,502	2,908,028
Wolters Kluwer NV	38,930	4,144,080

		9,843,501

Singapore (2.3%)
United Overseas Bank Ltd.	189,234	4,438,682

South Korea (4.2%)
NAVER Corp.	13,473	3,767,364
Samsung Electronics Co. Ltd.	77,417	4,422,651

		8,190,015

Spain (1.2%)
Amadeus IT Group SA*	36,008	2,345,418

Sweden (6.7%)
Husqvarna AB, Class B	176,126	1,835,758
Investor AB, Class B	244,221	5,303,508
Sandvik AB	279,214	5,927,825

		13,067,091

Switzerland (6.0%)
Kuehne + Nagel International AG (Registered)	11,412	3,233,544
Logitech International SA (Registered)	40,031	2,966,752
Nestle SA (Registered)	24,724	3,209,690
Roche Holding AG	5,560	2,198,842

		11,608,828

Taiwan (2.6%)
Taiwan Semiconductor
Manufacturing Co. Ltd. (ADR)	47,580	4,960,691

United Kingdom (6.6%)
Ashtead Group plc	35,735	2,252,667
DCC plc	35,707	2,767,468
Linde plc	9,032	2,885,092
Reckitt Benckiser Group plc	49,017	3,746,713
WPP plc	90,026	1,178,101

		12,830,041

United States (6.7%)
Amcor plc (CHDI)	128,446	1,461,914
Broadcom, Inc.	9,982	6,285,466
Schneider Electric SE	31,874	5,321,571

		13,068,951

Total Common Stocks (95.4%) (Cost $156,340,680)		185,464,507

SHORT-TERM INVESTMENT:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	2,820,133	2,820,697

Total Short-Term Investment (1.5%) (Cost $2,820,457)		2,820,697

Total Investments in Securities (96.9%) (Cost $159,161,137)		188,285,204
Other Assets Less Liabilities (3.1%)		6,050,848

Net Assets (100%)		$194,336,052

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $1,959,091 or 1.0% of net assets.

Glossary:

ADR — American Depositary Receipt

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

Sector Weightings		% of
as of March 31, 2022	Market Value	Net Assets
Industrials	$35,669,631	18.4%
Financials	32,457,324	16.7
Information Technology	30,235,689	15.6
Consumer Staples	26,028,030	13.4
Health Care	21,649,521	11.1
Consumer Discretionary	20,502,205	10.5
Materials	13,976,642	7.2
Communication Services	4,945,465	2.5
Investment Company	2,820,697	1.5
Cash and Other	6,050,848	3.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$3,129,490	$—	$3,129,490
Brazil	6,045,830	—	—	6,045,830
Canada	12,526,384	—	—	12,526,384
China	4,826,233	6,807,876	—	11,634,109
Denmark	—	5,460,248	—	5,460,248
France	—	13,028,546	—	13,028,546
Germany	—	2,221,593	—	2,221,593
Hong Kong	—	3,831,813	—	3,831,813
India	4,925,903	—	—	4,925,903
Ireland	3,686,485	6,073,217	—	9,759,702
Italy	—	4,543,349	—	4,543,349
Japan	—	24,608,580	—	24,608,580
Mexico	3,395,742	—	—	3,395,742
Netherlands	—	9,843,501	—	9,843,501
Singapore	—	4,438,682	—	4,438,682
South Korea	—	8,190,015	—	8,190,015
Spain	—	2,345,418	—	2,345,418
Sweden	—	13,067,091	—	13,067,091
Switzerland	—	11,608,828	—	11,608,828
Taiwan	4,960,691	—	—	4,960,691
United Kingdom	2,885,092	9,944,949	—	12,830,041
United States	6,285,466	6,783,485	—	13,068,951
Short-Term Investment
Investment Company	2,820,697	—	—	2,820,697

Total Assets	$52,358,523	$135,926,681	$—	$188,285,204

Total Liabilities	$—	$—	$—	$—

Total	$52,358,523	$135,926,681	$—	$188,285,204

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,822,263
Aggregate gross unrealized depreciation	(8,897,922)

Net unrealized appreciation	$25,924,341

Federal income tax cost of investments in securities and derivative instruments, if applicable	$162,360,863

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	21,004	$496,324
Lumen Technologies, Inc.	2,710	30,542
Verizon Communications, Inc.	12,140	618,412

		1,145,278

Entertainment (0.4%)
Activision Blizzard, Inc.	2,191	175,521
Electronic Arts, Inc.	890	112,594
Live Nation Entertainment, Inc.*	443	52,114
Netflix, Inc.*	1,261	472,358
Take-Two Interactive Software, Inc.*	344	52,887
Walt Disney Co. (The)*	5,108	700,613

		1,566,087

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	869	2,416,993
Alphabet, Inc., Class C*	882	2,463,417
Match Group, Inc.*	853	92,755
Meta Platforms, Inc., Class A*	6,846	1,522,277
Twitter, Inc.*	1,836	71,035

		6,566,477

Media (0.4%)
Charter Communications, Inc., Class A*	542	295,672
Comcast Corp., Class A	14,508	679,265
Discovery, Inc., Class A*	485	12,086
Discovery, Inc., Class C*	1,029	25,694
DISH Network Corp., Class A*	590	18,674
Fox Corp., Class A	1,005	39,647
Fox Corp., Class B	415	15,056
Interpublic Group of Cos., Inc. (The)	1,162	41,193
News Corp., Class A	1,303	28,861
News Corp., Class B	699	15,742
Omnicom Group, Inc.	699	59,331
Paramount Global, Class B	1,673	63,256

		1,294,477

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	921	118,210

Total Communication Services		10,690,529

Consumer Discretionary (3.8%)
Auto Components (0.0%)
Aptiv plc*	791	94,690
BorgWarner, Inc.	603	23,457

		118,147

Automobiles (0.8%)
Ford Motor Co.	11,424	193,180
General Motors Co.*	3,532	154,490
Tesla, Inc.*	2,238	2,411,669

		2,759,339

Distributors (0.0%)
Genuine Parts Co.	446	56,205
LKQ Corp.	834	37,872
Pool Corp.	118	49,896

		143,973

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	145	340,525
Caesars Entertainment, Inc.*	671	51,909
Carnival Corp.*	1,125	22,747
Chipotle Mexican Grill, Inc.*	81	128,144
Darden Restaurants, Inc.	368	48,926
Domino’s Pizza, Inc.	115	46,806
Expedia Group, Inc.*	373	72,985
Hilton Worldwide Holdings, Inc.*	819	124,275
Las Vegas Sands Corp.*	1,017	39,531
Marriott International, Inc., Class A*	813	142,885
McDonald’s Corp.	2,296	567,755
MGM Resorts International	1,348	56,535
Norwegian Cruise Line Holdings Ltd.*	540	11,815
Penn National Gaming, Inc.*	434	18,410
Royal Caribbean Cruises Ltd.*	494	41,387
Starbucks Corp.	4,013	365,063
Wynn Resorts Ltd.*	265	21,131
Yum! Brands, Inc.	939	111,300

		2,212,129

Household Durables (0.1%)
DR Horton, Inc.	978	72,871
Garmin Ltd.	338	40,090
Lennar Corp., Class A	752	61,040
Mohawk Industries, Inc.*	187	23,226
Newell Brands, Inc.	1,453	31,109
NVR, Inc.*	7	31,271
PulteGroup, Inc.	686	28,743
Whirlpool Corp.	185	31,964

		320,314

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	1,191	3,882,600
eBay, Inc.	2,737	156,721
Etsy, Inc.*	334	41,510

		4,080,831

Leisure Products (0.0%)
Hasbro, Inc.	359	29,409

Multiline Retail (0.2%)
Dollar General Corp.	764	170,089
Dollar Tree, Inc.*	732	117,230
Target Corp.	1,628	345,494

		632,813

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	211	43,669
AutoZone, Inc.*	94	192,190
Bath & Body Works, Inc.	723	34,559
Best Buy Co., Inc.	752	68,357
CarMax, Inc.*	526	50,748
Home Depot, Inc. (The)	3,354	1,003,953
Lowe’s Cos., Inc.	2,410	487,278
O’Reilly Automotive, Inc.*	247	169,185
Ross Stores, Inc.	1,087	98,330
TJX Cos., Inc. (The)	3,643	220,693
Tractor Supply Co.	356	83,080
Ulta Beauty, Inc.*	172	68,494

		2,520,536

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	3,697	497,469
PVH Corp.	230	17,620
Ralph Lauren Corp.	164	18,604
Tapestry, Inc.	861	31,986
Under Armour, Inc., Class A*	603	10,263
Under Armour, Inc., Class C*	634	9,865
VF Corp.	899	51,117

		636,924

Total Consumer Discretionary		13,454,415

Consumer Staples (2.0%)
Beverages (0.5%)
Brown-Forman Corp., Class B	807	54,085
Coca-Cola Co. (The)	11,055	685,410
Constellation Brands, Inc., Class A	473	108,941
Molson Coors Beverage Co., Class B	572	30,533
Monster Beverage Corp.*	1,155	92,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	4,044	$676,885

		1,648,139

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	1,261	726,147
Kroger Co. (The)	2,317	132,926
Sysco Corp.	1,342	109,574
Walgreens Boots Alliance, Inc.	2,459	110,090
Walmart, Inc.	4,208	626,655

		1,705,392

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,612	145,499
Campbell Soup Co.	482	21,483
Conagra Brands, Inc.	1,140	38,270
General Mills, Inc.	1,658	112,280
Hershey Co. (The)	424	91,851
Hormel Foods Corp.	740	38,139
J M Smucker Co. (The)	307	41,571
Kellogg Co.	761	49,077
Kraft Heinz Co. (The)	1,673	65,899
Lamb Weston Holdings, Inc.	430	25,761
McCormick & Co., Inc. (Non- Voting)	696	69,461
Mondelez International, Inc., Class A	4,319	271,147
Tyson Foods, Inc., Class A	903	80,936

		1,051,374

Household Products (0.4%)
Church & Dwight Co., Inc.	752	74,734
Clorox Co. (The)	406	56,446
Colgate-Palmolive Co.	2,573	195,110
Kimberly-Clark Corp.	1,017	125,254
Procter & Gamble Co. (The)	7,267	1,110,398

		1,561,942

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	665	181,093

Tobacco (0.2%)
Altria Group, Inc.	5,400	282,150
Philip Morris International, Inc.	4,485	421,321

		703,471

Total Consumer Staples		6,851,411

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,206	43,911
Halliburton Co.	2,545	96,379
Schlumberger NV	4,022	166,149

		306,439

Oil, Gas & Consumable Fuels (1.1%)
APA Corp.	1,128	46,620
Chevron Corp.	5,733	933,504
ConocoPhillips	4,019	401,900
Coterra Energy, Inc.	1,489	40,158
Devon Energy Corp.	1,469	86,862
Diamondback Energy, Inc.	449	61,549
EOG Resources, Inc.	1,685	200,903
Exxon Mobil Corp.	12,353	1,020,234
Hess Corp.	791	84,669
Kinder Morgan, Inc.	5,724	108,241
Marathon Oil Corp.	2,512	63,076
Marathon Petroleum Corp.	1,321	112,946
Occidental Petroleum Corp.	2,722	154,446
ONEOK, Inc.	1,245	87,934
Phillips 66	1,228	106,087
Pioneer Natural Resources Co.	488	122,015
Valero Energy Corp.	1,261	128,042
Williams Cos., Inc. (The)	2,469	82,489

		3,841,675

Total Energy		4,148,114

Financials (3.8%)
Banks (1.4%)
Bank of America Corp.	26,888	1,108,323
Citigroup, Inc.	7,225	385,815
Citizens Financial Group, Inc.	1,345	60,969
Comerica, Inc.	515	46,571
Fifth Third Bancorp	2,043	87,931
First Republic Bank	492	79,753
Huntington Bancshares, Inc.	3,141	45,921
JPMorgan Chase & Co.	9,755	1,329,802
KeyCorp.	3,104	69,468
M&T Bank Corp.	443	75,089
People’s United Financial, Inc.	1,099	21,969
PNC Financial Services Group, Inc. (The)	1,333	245,872
Regions Financial Corp.	3,036	67,581
Signature Bank	191	56,057
SVB Financial Group*	169	94,547
Truist Financial Corp.	3,862	218,975
US Bancorp	4,485	238,378
Wells Fargo & Co.	12,519	606,671
Zions Bancorp NA	515	33,763

		4,873,455

Capital Markets (0.9%)
Ameriprise Financial, Inc.	433	130,056
Bank of New York Mellon Corp. (The)	2,891	143,480
BlackRock, Inc.	365	278,922
Cboe Global Markets, Inc.	356	40,733
Charles Schwab Corp. (The)	3,436	289,689
CME Group, Inc.	978	232,627
FactSet Research Systems, Inc.	123	53,400
Franklin Resources, Inc.	843	23,537
Goldman Sachs Group, Inc. (The)	989	326,469
Intercontinental Exchange, Inc.	1,669	220,508
MarketAxess Holdings, Inc.	118	40,144
Moody’s Corp.	476	160,607
Morgan Stanley	4,657	407,022
MSCI, Inc.	253	127,229
Nasdaq, Inc.	385	68,607
Northern Trust Corp.	603	70,219
Raymond James Financial, Inc.	575	63,198
S&P Global, Inc.	1,020	418,384
State Street Corp.	1,075	93,654
T. Rowe Price Group, Inc.	714	107,950

		3,296,435

Consumer Finance (0.2%)
American Express Co.	2,012	376,244
Capital One Financial Corp.	1,359	178,423
Discover Financial Services	1,029	113,385
Synchrony Financial	1,959	68,193

		736,245

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	5,592	1,973,473

Insurance (0.7%)
Aflac, Inc.	2,188	140,885
Allstate Corp. (The)	1,026	142,111
American International Group, Inc.	2,570	161,319
Aon plc, Class A	749	243,897
Arthur J Gallagher & Co.	517	90,268
Assurant, Inc.	136	24,729
Brown & Brown, Inc.	782	56,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Ltd.	1,402	$299,888
Cincinnati Financial Corp.	406	55,200
Everest Re Group Ltd.	115	34,659
Globe Life, Inc.	332	33,399
Hartford Financial Services Group, Inc. (The)	1,044	74,970
Lincoln National Corp.	631	41,242
Loews Corp.	699	45,309
Marsh & McLennan Cos., Inc.	1,453	247,620
MetLife, Inc.	2,945	206,975
Principal Financial Group, Inc.	761	55,865
Progressive Corp. (The)	1,718	195,835
Prudential Financial, Inc.	1,222	144,404
Travelers Cos., Inc. (The)	773	141,250
W R Berkley Corp.	679	45,215
Willis Towers Watson plc	392	92,598

		2,574,153

Total Financials		13,453,761

Health Care (4.5%)
Biotechnology (0.7%)
AbbVie, Inc.	5,345	866,478
Amgen, Inc.	1,932	467,196
Biogen, Inc.*	620	130,572
Gilead Sciences, Inc.	3,942	234,352
Incyte Corp.*	492	39,075
Moderna, Inc.*	918	158,135
Regeneron Pharmaceuticals, Inc.*	229	159,938
Vertex Pharmaceuticals, Inc.*	761	198,598

		2,254,344

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	5,249	621,272
ABIOMED, Inc.*	124	41,074
Align Technology, Inc.*	220	95,920
Baxter International, Inc.	1,459	113,131
Becton Dickinson and Co.	791	210,406
Boston Scientific Corp.*	4,065	180,039
Cooper Cos., Inc. (The)	151	63,056
Dentsply Sirona, Inc.	603	29,680
Dexcom, Inc.*	280	143,248
Edwards Lifesciences Corp.*	1,709	201,183
Hologic, Inc.*	819	62,915
IDEXX Laboratories, Inc.*	247	135,124
Intuitive Surgical, Inc.*	1,017	306,808
Medtronic plc	3,959	439,251
ResMed, Inc.	449	108,887
STERIS plc	267	64,552
Stryker Corp.	939	251,042
Teleflex, Inc.	136	48,257
Zimmer Biomet Holdings, Inc.	603	77,124

		3,192,969

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	473	73,178
Anthem, Inc.	740	363,503
Cardinal Health, Inc.	951	53,922
Centene Corp.*	1,673	140,850
Cigna Corp.	1,092	261,654
CVS Health Corp.	3,727	377,210
DaVita, Inc.*	392	44,339
HCA Healthcare, Inc.	816	204,506
Henry Schein, Inc.*	446	38,887
Humana, Inc.	401	174,503
Laboratory Corp. of America Holdings*	307	80,943
McKesson Corp.	594	181,841
Molina Healthcare, Inc.*	175	58,378
Quest Diagnostics, Inc.	370	50,638
UnitedHealth Group, Inc.	2,795	1,425,366
Universal Health Services, Inc., Class B	247	35,803

		3,565,521

Health Care Technology (0.0%)
Cerner Corp.	877	82,052

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	973	128,757
Bio-Rad Laboratories, Inc., Class A*	72	40,552
Bio-Techne Corp.	115	49,800
Charles River Laboratories International, Inc.*	161	45,719
Danaher Corp.	1,790	525,061
Illumina, Inc.*	430	150,242
IQVIA Holdings, Inc.*	473	109,362
Mettler-Toledo International, Inc.*	85	116,721
PerkinElmer, Inc.	373	65,074
Thermo Fisher Scientific, Inc.	1,186	700,511
Waters Corp.*	247	76,666
West Pharmaceutical Services, Inc.	211	86,660

		2,095,125

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	6,726	491,200
Catalent, Inc.*	461	51,125
Eli Lilly and Co.	2,786	797,827
Johnson & Johnson	7,861	1,393,205
Merck & Co., Inc.	7,926	650,328
Organon & Co.	791	27,630
Pfizer, Inc.	18,219	943,198
Viatris, Inc.	3,695	40,201
Zoetis, Inc.	1,418	267,421

		4,662,135

Total Health Care		15,852,146

Industrials (2.6%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	1,544	295,676
General Dynamics Corp.	779	187,879
Howmet Aerospace, Inc.	1,155	41,511
Huntington Ingalls Industries, Inc.	136	27,124
L3Harris Technologies, Inc.	665	165,232
Lockheed Martin Corp.	723	319,132
Northrop Grumman Corp.	503	224,952
Raytheon Technologies Corp.	4,241	420,156
Textron, Inc.	723	53,777
TransDigm Group, Inc.*	139	90,564

		1,826,003

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	406	43,730
Expeditors International of Washington, Inc.	482	49,723
FedEx Corp.	729	168,683
United Parcel Service, Inc., Class B	1,995	427,848

		689,984

Airlines (0.1%)
Alaska Air Group, Inc.*	316	18,331
American Airlines Group, Inc.*	1,174	21,426
Delta Air Lines, Inc.*	1,836	72,651
Southwest Airlines Co.*	1,459	66,822
United Airlines Holdings, Inc.*	631	29,253

		208,483

Building Products (0.1%)
A O Smith Corp.	467	29,837
Allegion plc	271	29,750
Carrier Global Corp.	2,293	105,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	379	$28,152
Johnson Controls International plc	2,728	178,875
Masco Corp.	890	45,390
Trane Technologies plc	758	115,747

		532,931

Commercial Services & Supplies (0.1%)
Cintas Corp.	256	108,900
Copart, Inc.*	594	74,529
Republic Services, Inc.	699	92,617
Rollins, Inc.	574	20,119
Waste Management, Inc.	1,159	183,702

		479,867

Construction & Engineering (0.0%)
Quanta Services, Inc.	403	53,039

Electrical Equipment (0.2%)
AMETEK, Inc.	668	88,964
Eaton Corp. plc	1,251	189,852
Emerson Electric Co.	1,871	183,452
Generac Holdings, Inc.*	190	56,479
Rockwell Automation, Inc.	373	104,451

		623,198

Industrial Conglomerates (0.3%)
3M Co.	1,709	254,436
General Electric Co.	3,053	279,349
Honeywell International, Inc.	2,172	422,628
Roper Technologies, Inc.	313	147,808

		1,104,221

Machinery (0.5%)
Caterpillar, Inc.	1,751	390,158
Cummins, Inc.	473	97,017
Deere & Co.	930	386,378
Dover Corp.	473	74,214
Fortive Corp.	890	54,228
IDEX Corp.	223	42,756
Illinois Tool Works, Inc.	872	182,597
Ingersoll Rand, Inc.	674	33,936
Nordson Corp.	137	31,110
Otis Worldwide Corp.	1,168	89,877
PACCAR, Inc.	998	87,894
Parker-Hannifin Corp.	385	109,247
Pentair plc	482	26,129
Snap-on, Inc.	172	35,342
Stanley Black & Decker, Inc.	467	65,282
Westinghouse Air Brake Technologies Corp.	136	13,079
Xylem, Inc.	515	43,909

		1,763,153

Professional Services (0.1%)
Equifax, Inc.	379	89,861
Jacobs Engineering Group, Inc.	313	43,135
Leidos Holdings, Inc.	424	45,800
Nielsen Holdings plc	853	23,236
Robert Half International, Inc.	313	35,738
Verisk Analytics, Inc.	433	92,935

		330,705

Road & Rail (0.4%)
CSX Corp.	7,574	283,646
JB Hunt Transport Services, Inc.	229	45,981
Norfolk Southern Corp.	846	241,296
Old Dominion Freight Line, Inc.	313	93,487
Union Pacific Corp.	2,235	610,624

		1,275,034

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,694	100,624
United Rentals, Inc.*	236	83,829
WW Grainger, Inc.	170	87,684

		272,137

Total Industrials		9,158,755

Information Technology (9.3%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	640	88,947
Cisco Systems, Inc.	13,962	778,521
F5, Inc.*	199	41,581
Juniper Networks, Inc.	986	36,640
Motorola Solutions, Inc.	461	111,654

		1,057,343

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,709	128,773
CDW Corp.	424	75,849
Corning, Inc.	2,428	89,618
IPG Photonics Corp.*	130	14,269
Keysight Technologies, Inc.*	620	97,941
TE Connectivity Ltd.	1,029	134,779
Teledyne Technologies, Inc.*	145	68,531
Trimble, Inc.*	677	48,839
Zebra Technologies Corp., Class A*	160	66,192

		724,791

IT Services (1.3%)
Accenture plc, Class A	1,853	624,887
Akamai Technologies, Inc.*	473	56,471
Automatic Data Processing, Inc.	1,267	288,293
Broadridge Financial Solutions, Inc.	362	56,367
Cognizant Technology Solutions Corp., Class A	1,679	150,556
DXC Technology Co.*	807	26,332
EPAM Systems, Inc.*	165	48,941
Fidelity National Information Services, Inc.	1,345	135,065
Fiserv, Inc.*	1,159	117,523
FleetCor Technologies, Inc.*	256	63,759
Gartner, Inc.*	256	76,150
Global Payments, Inc.	863	118,093
International Business Machines Corp.	2,475	321,800
Jack Henry & Associates, Inc.	242	47,686
Mastercard, Inc., Class A	2,635	941,696
Paychex, Inc.	978	133,468
PayPal Holdings, Inc.*	3,249	375,747
VeriSign, Inc.*	298	66,293
Visa, Inc., Class A	5,138	1,139,454

		4,788,581

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	3,736	408,494
Analog Devices, Inc.	1,606	265,279
Applied Materials, Inc.	2,951	388,942
Broadcom, Inc.	1,192	750,579
Enphase Energy, Inc.*	362	73,044
Intel Corp.	13,596	673,818
KLA Corp.	467	170,950
Lam Research Corp.	476	255,902
Microchip Technology, Inc.	1,351	101,514
Micron Technology, Inc.	3,360	261,710
Monolithic Power Systems, Inc.	124	60,224
NVIDIA Corp.	7,087	1,933,759
NXP Semiconductors NV	819	151,581
Qorvo, Inc.*	341	42,318
QUALCOMM, Inc.	4,389	670,727
Skyworks Solutions, Inc.	551	73,437
SolarEdge Technologies, Inc.*	162	52,224
Teradyne, Inc.	512	60,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	2,854	$523,652

		6,918,688

Software (2.9%)
Adobe, Inc.*	1,427	650,170
ANSYS, Inc.*	242	76,871
Autodesk, Inc.*	656	140,614
Cadence Design Systems, Inc.*	764	125,648
Ceridian HCM Holding, Inc.*	409	27,959
Citrix Systems, Inc.	392	39,553
Fortinet, Inc.*	430	146,948
Intuit, Inc.	723	347,647
Microsoft Corp.	22,772	7,020,835
NortonLifeLock, Inc.	1,950	51,714
Oracle Corp.	7,309	604,674
Paycom Software, Inc.*	157	54,382
PTC, Inc.*	295	31,777
salesforce.com, Inc.*	2,073	440,139
ServiceNow, Inc.*	515	286,798
Synopsys, Inc.*	473	157,637
Tyler Technologies, Inc.*	115	51,162

		10,254,528

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	49,404	8,626,432
Hewlett Packard Enterprise Co.	4,536	75,797
HP, Inc.	4,711	171,009
NetApp, Inc.	797	66,151
Seagate Technology Holdings plc	822	73,898
Western Digital Corp.*	890	44,189

		9,057,476

Total Information Technology		32,801,407

Materials (0.9%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	662	165,440
Albemarle Corp.	356	78,729
Celanese Corp.	415	59,291
CF Industries Holdings, Inc.	626	64,516
Corteva, Inc.	2,256	129,675
Dow, Inc.	2,220	141,458
DuPont de Nemours, Inc.	1,063	78,216
Eastman Chemical Co.	412	46,169
Ecolab, Inc.	764	134,892
FMC Corp.	379	49,865
International Flavors & Fragrances, Inc.	1,063	139,604
Linde plc	1,612	514,921
LyondellBasell Industries NV, Class A	921	94,697
Mosaic Co. (The)	936	62,244
PPG Industries, Inc.	729	95,550
Sherwin-Williams Co. (The)	755	188,463

		2,043,730

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	182	70,050
Vulcan Materials Co.	368	67,602

		137,652

Containers & Packaging (0.1%)
Amcor plc	1,254	14,208
Avery Dennison Corp.	271	47,146
Ball Corp.	1,104	99,360
International Paper Co.	1,159	53,488
Packaging Corp. of America	307	47,926
Sealed Air Corp.	482	32,274
Westrock Co.	708	33,297

		327,699

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,820	190,007
Newmont Corp.	1,595	126,723
Nucor Corp.	973	144,636

		461,366

Total Materials		2,970,447

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	331	66,614
American Tower Corp. (REIT)	1,309	328,847
AvalonBay Communities, Inc. (REIT)	392	97,361
Boston Properties, Inc. (REIT)	424	54,611
Crown Castle International Corp. (REIT)	1,231	227,243
Digital Realty Trust, Inc. (REIT)	603	85,505
Duke Realty Corp. (REIT)	921	53,473
Equinix, Inc. (REIT)	242	179,472
Equity Residential (REIT)	1,053	94,686
Essex Property Trust, Inc. (REIT)	211	72,896
Extra Space Storage, Inc. (REIT)	353	72,577
Federal Realty Investment Trust (REIT)	214	26,123
Healthpeak Properties, Inc. (REIT)	1,267	43,496
Host Hotels & Resorts, Inc. (REIT)	2,151	41,794
Iron Mountain, Inc. (REIT)	758	42,001
Kimco Realty Corp. (REIT)	1,150	28,405
Mid-America Apartment Communities, Inc. (REIT)	350	73,308
Prologis, Inc. (REIT)	1,532	247,387
Public Storage (REIT)	449	175,236
Realty Income Corp. (REIT)	843	58,420
Regency Centers Corp. (REIT)	424	30,248
SBA Communications Corp. (REIT)	338	116,306
Simon Property Group, Inc. (REIT)	884	116,299
UDR, Inc. (REIT)	714	40,962
Ventas, Inc. (REIT)	998	61,636
Vornado Realty Trust (REIT)	532	24,110
Welltower, Inc. (REIT)	1,026	98,640
Weyerhaeuser Co. (REIT)	2,148	81,409

		2,639,065

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	846	77,426

Total Real Estate		2,716,491

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	626	39,112
American Electric Power Co., Inc.	1,427	142,372
Constellation Energy Corp.	944	53,100
Duke Energy Corp.	2,001	223,432
Edison International	903	63,300
Entergy Corp.	494	57,674
Evergy, Inc.	843	57,611
Eversource Energy	899	79,283
Exelon Corp.	2,831	134,841
FirstEnergy Corp.	1,294	59,343
NextEra Energy, Inc.	5,484	464,550
NRG Energy, Inc.	881	33,795
Pinnacle West Capital Corp.	341	26,632
PPL Corp.	2,070	59,119
Southern Co. (The)	2,993	217,022
Xcel Energy, Inc.	1,453	104,863

		1,816,049

Gas Utilities (0.0%)
Atmos Energy Corp.	368	43,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,070	$53,261

Multi-Utilities (0.3%)
Ameren Corp.	668	62,632
CenterPoint Energy, Inc.	1,204	36,890
CMS Energy Corp.	846	59,169
Consolidated Edison, Inc.	939	88,904
Dominion Energy, Inc.	2,175	184,810
DTE Energy Co.	503	66,502
NiSource, Inc.	1,011	32,150
Public Service Enterprise Group, Inc.	1,532	107,240
Sempra Energy	749	125,922
WEC Energy Group, Inc.	921	91,925

		856,144

Water Utilities (0.0%)
American Water Works Co., Inc.	542	89,717

Total Utilities		2,859,144

Total Common Stocks (32.7%) (Cost $54,757,687)		114,956,620

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares Core S&P Mid-Cap ETF	312	83,722
iShares MSCI EAFE ETF	859	63,223
iShares Russell 2000 ETF	245	50,291

Total Exchange Traded Funds (0.1%) (Cost $200,242)		197,236

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.0%)
U.S. Treasury Notes 0.250%, 4/15/23	$8,550,000	8,418,759
0.125%, 4/30/23	4,800,000	4,715,033
0.250%, 6/15/23	7,700,000	7,552,456
0.125%, 8/31/23	2,500,000	2,432,798
0.125%, 10/15/23	6,050,000	5,866,467
0.250%, 11/15/23	1,500,000	1,454,120
0.500%, 11/30/23	4,800,000	4,668,188
0.875%, 1/31/24	3,200,000	3,120,786
0.250%, 3/15/24	5,750,000	5,527,167
0.250%, 6/15/24	9,600,000	9,162,030
1.500%, 11/30/24	5,600,000	5,460,076
1.000%, 12/15/24	2,600,000	2,501,019
1.375%, 1/31/25	8,500,000	8,246,054
1.125%, 2/28/25	3,700,000	3,560,254
0.375%, 4/30/25	7,792,100	7,304,485
0.250%, 6/30/25	2,900,000	2,697,071
0.250%, 8/31/25	3,650,000	3,381,245
0.375%, 12/31/25	4,500,000	4,159,770
0.500%, 2/28/26	5,600,000	5,183,736
1.625%, 5/15/26	5,774,700	5,578,153
0.875%, 6/30/26	8,950,000	8,369,319
0.750%, 8/31/26	3,400,000	3,155,482
1.250%, 11/30/26	3,700,000	3,504,974
1.250%, 12/31/26	3,500,000	3,311,072
0.625%, 3/31/27	8,582,400	7,856,345
1.125%, 2/29/28	7,150,000	6,638,308
1.250%, 3/31/28	7,698,200	7,188,647
1.000%, 7/31/28	2,400,000	2,198,593
1.375%, 12/31/28	7,170,000	6,708,550
1.875%, 2/28/29	3,320,000	3,207,950
2.375%, 5/15/29	2,130,600	2,126,605
1.625%, 8/15/29	880,000	835,244
1.750%, 11/15/29	1,085,700	1,039,736
0.625%, 5/15/30	1,948,800	1,700,035
0.625%, 8/15/30	2,324,900	2,020,483
0.875%, 11/15/30	2,480,000	2,197,941
1.125%, 2/15/31	2,080,000	1,879,085
1.625%, 5/15/31	2,775,400	2,614,780
1.250%, 8/15/31	3,310,000	3,010,018
1.375%, 11/15/31	1,230,000	1,128,717
1.875%, 2/15/32	720,000	691,312

Total U.S. Treasury Obligations		172,372,863

Total Long-Term Debt Securities (49.0%) (Cost $180,805,024)		172,372,863

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENT:
Investment Company (14.9%)
JPMorgan Prime Money Market Fund, IM Shares	52,570,527	52,581,041

Total Short-Term Investment (14.9%) (Cost $52,579,086)		52,581,041

Total Investments in Securities (96.7%) (Cost $288,342,039)		340,107,760
Other Assets Less Liabilities (3.3%)		11,666,235

Net Assets (100%)		$351,773,995

*	Non-income producing.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	452	6/2022	USD	48,463,440	2,890,146
Russell 2000 E-Mini Index	78	6/2022	USD	8,058,960	237,501
S&P Midcap 400 E-Mini Index	26	6/2022	USD	6,991,920	261,459

					3,389,106

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$10,690,529	$—	$—	$10,690,529
Consumer Discretionary	13,454,415	—	—	13,454,415
Consumer Staples	6,851,411	—	—	6,851,411
Energy	4,148,114	—	—	4,148,114
Financials	13,453,761	—	—	13,453,761
Health Care	15,852,146	—	—	15,852,146
Industrials	9,158,755	—	—	9,158,755
Information Technology	32,801,407	—	—	32,801,407
Materials	2,970,447	—	—	2,970,447
Real Estate	2,716,491	—	—	2,716,491
Utilities	2,859,144	—	—	2,859,144
Exchange Traded Funds	197,236	—	—	197,236
Futures	3,389,106	—	—	3,389,106
Short-Term Investment
Investment Company	52,581,041	—	—	52,581,041
U.S. Treasury Obligations	—	172,372,863	—	172,372,863

Total Assets	$171,124,003	$172,372,863	$—	$343,496,866

Total Liabilities	$—	$—	$—	$—

Total	$171,124,003	$172,372,863	$—	$343,496,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,896,769
Aggregate gross unrealized depreciation	(10,684,453)

Net unrealized appreciation	$54,212,316

Federal income tax cost of investments in securities and derivative instruments, if applicable	$289,284,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.5%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	7,164	$169,285
Lumen Technologies, Inc.	1,009	11,372
Verizon Communications, Inc.	4,033	205,441

		386,098

Entertainment (0.5%)
Activision Blizzard, Inc.	751	60,163
Electronic Arts, Inc.	299	37,826
Live Nation Entertainment, Inc.*	151	17,764
Netflix, Inc.*	427	159,950
Take-Two Interactive Software, Inc.*	95	14,605
Walt Disney Co. (The)*	1,752	240,304

		530,612

Interactive Media & Services (2.2%)
Alphabet, Inc., Class A*	291	809,373
Alphabet, Inc., Class C*	299	835,104
Match Group, Inc.*	285	30,991
Meta Platforms, Inc., Class A*	2,353	523,213
Twitter, Inc.*	765	29,598

		2,228,279

Media (0.4%)
Charter Communications, Inc., Class A*	157	85,647
Comcast Corp., Class A	4,430	207,413
Discovery, Inc., Class A*	185	4,610
Discovery, Inc., Class C*	305	7,616
DISH Network Corp., Class A*	232	7,343
Fox Corp., Class A	318	12,545
Fox Corp., Class B	168	6,095
Interpublic Group of Cos., Inc. (The)	355	12,585
News Corp., Class A	374	8,284
News Corp., Class B	232	5,225
Omnicom Group, Inc.	204	17,315
Paramount Global, Class B	503	19,018

		393,696

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	313	40,173

Total Communication Services		3,578,858

Consumer Discretionary (4.5%)
Auto Components (0.0%)
Aptiv plc*	265	31,723
BorgWarner, Inc.	201	7,819

		39,542

Automobiles (0.9%)
Ford Motor Co.	3,863	65,323
General Motors Co.*	1,199	52,444
Tesla, Inc.*	751	809,278

		927,045

Distributors (0.1%)
Genuine Parts Co.	151	19,029
LKQ Corp.	324	14,713
Pool Corp.	45	19,028

		52,770

Hotels, Restaurants & Leisure (0.7%)
Booking Holdings, Inc.*	45	105,680
Caesars Entertainment, Inc.*	187	14,466
Carnival Corp.*	408	8,250
Chipotle Mexican Grill, Inc.*	34	53,789
Darden Restaurants, Inc.	120	15,954
Domino’s Pizza, Inc.	42	17,094
Expedia Group, Inc.*	126	24,655
Hilton Worldwide Holdings, Inc.*	291	44,156
Las Vegas Sands Corp.*	338	13,138
Marriott International, Inc., Class A*	265	46,574
McDonald’s Corp.	738	182,493
MGM Resorts International	545	22,857
Norwegian Cruise Line Holdings Ltd.*	210	4,595
Penn National Gaming, Inc.*	157	6,660
Royal Caribbean Cruises Ltd.*	162	13,572
Starbucks Corp.	1,176	106,981
Wynn Resorts Ltd.*	95	7,575
Yum! Brands, Inc.	305	36,152

		724,641

Household Durables (0.2%)
DR Horton, Inc.	338	25,184
Garmin Ltd.	151	17,910
Lennar Corp., Class A	291	23,620
Mohawk Industries, Inc.*	59	7,328
Newell Brands, Inc.	397	8,500
NVR, Inc.*	9	40,205
PulteGroup, Inc.	263	11,020
Whirlpool Corp.	65	11,231

		144,998

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	410	1,336,579
eBay, Inc.	791	45,293
Etsy, Inc.*	115	14,292

		1,396,164

Leisure Products (0.0%)
Hasbro, Inc.	115	9,421

Multiline Retail (0.2%)
Dollar General Corp.	265	58,997
Dollar Tree, Inc.*	229	36,675
Target Corp.	492	104,412

		200,084

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	65	13,452
AutoZone, Inc.*	34	69,516
Bath & Body Works, Inc.	291	13,910
Best Buy Co., Inc.	210	19,089
CarMax, Inc.*	162	15,630
Home Depot, Inc. (The)	1,073	321,181
Lowe’s Cos., Inc.	765	154,675
O’Reilly Automotive, Inc.*	79	54,112
Ross Stores, Inc.	355	32,113
TJX Cos., Inc. (The)	1,179	71,424
Tractor Supply Co.	115	26,838
Ulta Beauty, Inc.*	59	23,495

		815,435

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	1,216	163,625
PVH Corp.	87	6,665
Ralph Lauren Corp.	59	6,693
Tapestry, Inc.	291	10,811
Under Armour, Inc., Class A*	252	4,289
Under Armour, Inc., Class C*	140	2,178
VF Corp.	305	17,342

		211,603

Total Consumer Discretionary		4,521,703

Consumer Staples (2.3%)
Beverages (0.5%)
Brown-Forman Corp., Class B	162	10,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	3,765	$233,430
Constellation Brands, Inc., Class A	157	36,160
Molson Coors Beverage Co., Class B	185	9,875
Monster Beverage Corp.*	369	29,483
PepsiCo, Inc.	1,364	228,307

		548,112

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	427	245,888
Kroger Co. (The)	813	46,642
Sysco Corp.	483	39,437
Walgreens Boots Alliance, Inc.	751	33,622
Walmart, Inc.	1,383	205,956

		571,545

Food Products (0.4%)
Archer-Daniels-Midland Co.	570	51,448
Campbell Soup Co.	173	7,711
Conagra Brands, Inc.	483	16,214
General Mills, Inc.	609	41,242
Hershey Co. (The)	148	32,061
Hormel Foods Corp.	265	13,658
J M Smucker Co. (The)	126	17,062
Kellogg Co.	265	17,090
Kraft Heinz Co. (The)	637	25,091
Lamb Weston Holdings, Inc.	134	8,028
McCormick & Co., Inc. (Non-Voting)	240	23,952
Mondelez International, Inc., Class A	1,420	89,148
Tyson Foods, Inc., Class A	299	26,799

		369,504

Household Products (0.5%)
Church & Dwight Co., Inc.	249	24,745
Clorox Co. (The)	126	17,518
Colgate-Palmolive Co.	830	62,939
Kimberly-Clark Corp.	324	39,904
Procter & Gamble Co. (The)	2,454	374,971

		520,077

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	221	60,183

Tobacco (0.2%)
Altria Group, Inc.	1,819	95,043
Philip Morris International, Inc.	1,517	142,507

		237,550

Total Consumer Staples		2,306,971

Energy (1.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	687	25,014
Halliburton Co.	880	33,325
Schlumberger NV	1,325	54,736

		113,075

Oil, Gas & Consumable Fuels (1.3%)
APA Corp.	355	14,672
Chevron Corp.	1,914	311,657
ConocoPhillips	1,394	139,400
Coterra Energy, Inc.	408	11,004
Devon Energy Corp.	369	21,819
Diamondback Energy, Inc.	154	21,110
EOG Resources, Inc.	570	67,961
Exxon Mobil Corp.	4,154	343,079
Hess Corp.	274	29,329
Kinder Morgan, Inc.	1,898	35,891
Marathon Oil Corp.	880	22,097
Marathon Petroleum Corp.	642	54,891
Occidental Petroleum Corp.	847	48,059
ONEOK, Inc.	397	28,040
Phillips 66	427	36,888
Pioneer Natural Resources Co.	162	40,505
Valero Energy Corp.	416	42,241
Williams Cos., Inc. (The)	1,216	40,626

		1,309,269

Total Energy		1,422,344

Financials (4.3%)
Banks (1.5%)
Bank of America Corp.	8,257	340,354
Citigroup, Inc.	2,222	118,655
Citizens Financial Group, Inc.	436	19,764
Comerica, Inc.	157	14,198
Fifth Third Bancorp	710	30,558
First Republic Bank	173	28,043
Huntington Bancshares, Inc.	1,076	15,731
JPMorgan Chase & Co.	3,144	428,590
KeyCorp	995	22,268
M&T Bank Corp.	126	21,357
People’s United Financial, Inc.	466	9,315
PNC Financial Services Group, Inc. (The)	438	80,789
Regions Financial Corp.	939	20,902
Signature Bank	65	19,077
SVB Financial Group*	56	31,329
Truist Financial Corp.	1,350	76,545
US Bancorp	1,420	75,473
Wells Fargo & Co.	3,919	189,915
Zions Bancorp NA	168	11,014

		1,553,877

Capital Markets (1.1%)
Ameriprise Financial, Inc.	126	37,845
Bank of New York Mellon Corp. (The)	835	41,441
BlackRock, Inc.	120	91,700
Cboe Global Markets, Inc.	120	13,730
Charles Schwab Corp. (The)	1,134	95,608
CME Group, Inc.	341	81,110
FactSet Research Systems, Inc.	42	18,234
Franklin Resources, Inc.	282	7,874
Goldman Sachs Group, Inc. (The)	307	101,341
Intercontinental Exchange, Inc.	570	75,308
MarketAxess Holdings, Inc.	45	15,309
Moody’s Corp.	157	52,973
Morgan Stanley	1,476	129,002
MSCI, Inc.	87	43,751
Nasdaq, Inc.	98	17,464
Northern Trust Corp.	204	23,756
Raymond James Financial, Inc.	187	20,553
S&P Global, Inc.	355	145,614
State Street Corp.	355	30,928
T. Rowe Price Group, Inc.	229	34,623

		1,078,164

Consumer Finance (0.2%)
American Express Co.	642	120,054
Capital One Financial Corp.	464	60,919
Discover Financial Services	313	34,489
Synchrony Financial	578	20,120

		235,582

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	1,923	678,646

Insurance (0.8%)
Aflac, Inc.	724	46,618
Allstate Corp. (The)	313	43,354
American International Group, Inc.	830	52,099
Aon plc, Class A	238	77,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Arthur J Gallagher & Co.	176	$30,730
Assurant, Inc.	67	12,183
Brown & Brown, Inc.	260	18,790
Chubb Ltd.	450	96,255
Cincinnati Financial Corp.	132	17,947
Everest Re Group Ltd.	28	8,439
Globe Life, Inc.	115	11,569
Hartford Financial Services Group, Inc. (The)	360	25,852
Lincoln National Corp.	210	13,726
Loews Corp.	249	16,140
Marsh & McLennan Cos., Inc.	503	85,721
MetLife, Inc.	785	55,170
Principal Financial Group, Inc.	238	17,471
Progressive Corp. (The)	547	62,352
Prudential Financial, Inc.	397	46,913
Travelers Cos., Inc. (The)	265	48,423
W R Berkley Corp.	259	17,247
Willis Towers Watson plc	126	29,764

		834,263

Total Financials		4,380,532

Health Care (5.2%)
Biotechnology (0.7%)
AbbVie, Inc.	1,735	281,261
Amgen, Inc.	578	139,772
Biogen, Inc.*	176	37,066
Gilead Sciences, Inc.	1,216	72,291
Incyte Corp.*	173	13,740
Moderna, Inc.*	299	51,506
Regeneron Pharmaceuticals, Inc.*	79	55,175
Vertex Pharmaceuticals, Inc.*	249	64,981

		715,792

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	1,747	206,775
ABIOMED, Inc.*	45	14,906
Align Technology, Inc.*	79	34,444
Baxter International, Inc.	503	39,003
Becton Dickinson and Co.	265	70,490
Boston Scientific Corp.*	1,394	61,740
Cooper Cos., Inc. (The)	56	23,385
Dentsply Sirona, Inc.	249	12,256
Dexcom, Inc.*	90	46,044
Edwards Lifesciences Corp.*	620	72,986
Hologic, Inc.*	274	21,049
IDEXX Laboratories, Inc.*	95	51,971
Intuitive Surgical, Inc.*	360	108,605
Medtronic plc	1,325	147,009
ResMed, Inc.	148	35,891
STERIS plc	87	21,034
Stryker Corp.	313	83,680
Teleflex, Inc.	56	19,870
Zimmer Biomet Holdings, Inc.	190	24,301

		1,095,439

Health Care Providers & Services (1.2%)
AmerisourceBergen Corp.	151	23,361
Anthem, Inc.	249	122,314
Cardinal Health, Inc.	313	17,747
Centene Corp.*	584	49,167
Cigna Corp.	383	91,771
CVS Health Corp.	1,271	128,638
DaVita, Inc.*	95	10,745
HCA Healthcare, Inc.	265	66,414
Henry Schein, Inc.*	126	10,986
Humana, Inc.	132	57,442
Laboratory Corp. of America Holdings*	95	25,048
McKesson Corp.	176	53,879
Molina Healthcare, Inc.*	62	20,683
Quest Diagnostics, Inc.	126	17,244
UnitedHealth Group, Inc.	936	477,332
Universal Health Services, Inc., Class B	81	11,741

		1,184,512

Health Care Technology (0.0%)
Cerner Corp.	313	29,284

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	305	40,361
Bio-Rad Laboratories, Inc., Class A*	23	12,954
Bio-Techne Corp.	37	16,023
Charles River Laboratories International, Inc.*	53	15,050
Danaher Corp.	628	184,211
Illumina, Inc.*	148	51,711
IQVIA Holdings, Inc.*	176	40,693
Mettler-Toledo International, Inc.*	28	38,449
PerkinElmer, Inc.	126	21,982
Thermo Fisher Scientific, Inc.	397	234,488
Waters Corp.*	79	24,521
West Pharmaceutical Services, Inc.	70	28,750

		709,193

Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	2,300	167,969
Catalent, Inc.*	154	17,079
Eli Lilly and Co.	821	235,110
Johnson & Johnson	2,577	456,722
Merck & Co., Inc.	2,524	207,094
Organon & Co.	249	8,697
Pfizer, Inc.	5,434	281,318
Viatris, Inc.	1,216	13,230
Zoetis, Inc.	452	85,243

		1,472,462

Total Health Care		5,206,682

Industrials (3.0%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	517	99,005
General Dynamics Corp.	229	55,230
Howmet Aerospace, Inc.	374	13,442
Huntington Ingalls Industries, Inc.	37	7,379
L3Harris Technologies, Inc.	221	54,912
Lockheed Martin Corp.	249	109,909
Northrop Grumman Corp.	157	70,213
Raytheon Technologies Corp.	1,420	140,679
Textron, Inc.	221	16,438
TransDigm Group, Inc.*	53	34,532

		601,739

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	148	15,941
Expeditors International of Washington, Inc.	173	17,847
FedEx Corp.	238	55,071
United Parcel Service, Inc., Class B	687	147,334

		236,193

Airlines (0.1%)
Alaska Air Group, Inc.*	118	6,845
American Airlines Group, Inc.*	420	7,665
Delta Air Lines, Inc.*	570	22,555
Southwest Airlines Co.*	452	20,702
United Airlines Holdings, Inc.*	232	10,755

		68,522

Building Products (0.2%)
A O Smith Corp.	157	10,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Allegion plc	95	$10,429
Carrier Global Corp.	791	36,283
Fortune Brands Home & Security, Inc.	129	9,582
Johnson Controls International plc	788	51,669
Masco Corp.	291	14,841
Trane Technologies plc	238	36,343

		169,178

Commercial Services & Supplies (0.1%)
Cintas Corp.	79	33,606
Copart, Inc.*	185	23,212
Republic Services, Inc.	210	27,825
Rollins, Inc.	204	7,150
Waste Management, Inc.	374	59,279

		151,072

Construction & Engineering (0.0%)
Quanta Services, Inc.	126	16,583

Electrical Equipment (0.2%)
AMETEK, Inc.	238	31,697
Eaton Corp. plc	419	63,587
Emerson Electric Co.	578	56,673
Generac Holdings, Inc.*	59	17,538
Rockwell Automation, Inc.	120	33,604

		203,099

Industrial Conglomerates (0.4%)
3M Co.	547	81,437
General Electric Co.	1,081	98,912
Honeywell International, Inc.	704	136,984
Roper Technologies, Inc.	95	44,862

		362,195

Machinery (0.6%)
Caterpillar, Inc.	547	121,883
Cummins, Inc.	162	33,228
Deere & Co.	307	127,546
Dover Corp.	151	23,692
Fortive Corp.	305	18,584
IDEX Corp.	87	16,680
Illinois Tool Works, Inc.	285	59,679
Ingersoll Rand, Inc.	204	10,271
Nordson Corp.	48	10,900
Otis Worldwide Corp.	397	30,549
PACCAR, Inc.	338	29,768
Parker-Hannifin Corp.	126	35,754
Pentair plc	190	10,300
Snap-on, Inc.	56	11,507
Stanley Black & Decker, Inc.	157	21,947
Westinghouse Air Brake Technologies Corp.	185	17,791
Xylem, Inc.	185	15,773

		595,852

Professional Services (0.1%)
Equifax, Inc.	120	28,452
Jacobs Engineering Group, Inc.	132	18,191
Leidos Holdings, Inc.	126	13,610
Nielsen Holdings plc	383	10,433
Robert Half International, Inc.	132	15,072
Verisk Analytics, Inc.	157	33,697

		119,455

Road & Rail (0.4%)
CSX Corp.	2,362	88,457
JB Hunt Transport Services, Inc.	95	19,075
Norfolk Southern Corp.	265	75,584
Old Dominion Freight Line, Inc.	118	35,244
Union Pacific Corp.	687	187,695

		406,055

Trading Companies & Distributors (0.1%)
Fastenal Co.	547	32,492
United Rentals, Inc.*	79	28,062
WW Grainger, Inc.	45	23,210

		83,764

Total Industrials		3,013,707

Information Technology (10.8%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	238	33,077
Cisco Systems, Inc.	4,145	231,125
F5, Inc.*	59	12,328
Juniper Networks, Inc.	305	11,334
Motorola Solutions, Inc.	157	38,026

		325,890

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	573	43,176
CDW Corp.	148	26,476
Corning, Inc.	763	28,162
IPG Photonics Corp.*	37	4,061
Keysight Technologies, Inc.*	176	27,803
TE Connectivity Ltd.	332	43,485
Teledyne Technologies, Inc.*	53	25,049
Trimble, Inc.*	226	16,304
Zebra Technologies Corp., Class A*	53	21,926

		236,442

IT Services (1.6%)
Accenture plc, Class A	615	207,396
Akamai Technologies, Inc.*	176	21,013
Automatic Data Processing, Inc.	427	97,160
Broadridge Financial Solutions, Inc.	95	14,792
Cognizant Technology Solutions Corp., Class A	547	49,050
DXC Technology Co.*	282	9,202
EPAM Systems, Inc.*	56	16,610
Fidelity National Information Services, Inc.	601	60,352
Fiserv, Inc.*	547	55,466
FleetCor Technologies, Inc.*	95	23,661
Gartner, Inc.*	95	28,259
Global Payments, Inc.	291	39,820
International Business Machines Corp.	852	110,777
Jack Henry & Associates, Inc.	79	15,567
Mastercard, Inc., Class A	872	311,635
Paychex, Inc.	305	41,623
PayPal Holdings, Inc.*	1,154	133,460
VeriSign, Inc.*	95	21,134
Visa, Inc., Class A	1,682	373,017

		1,629,994

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	1,456	159,199
Analog Devices, Inc.	536	88,536
Applied Materials, Inc.	880	115,984
Broadcom, Inc.	397	249,983
Enphase Energy, Inc.*	120	24,214
Intel Corp.	4,366	216,379
KLA Corp.	157	57,471
Lam Research Corp.	148	79,566
Microchip Technology, Inc.	441	33,137
Micron Technology, Inc.	1,073	83,576
Monolithic Power Systems, Inc.	45	21,856
NVIDIA Corp.	2,404	655,955
NXP Semiconductors NV	279	51,637
Qorvo, Inc.*	126	15,637
QUALCOMM, Inc.	1,199	183,231
Skyworks Solutions, Inc.	173	23,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SolarEdge Technologies, Inc.*	53	$17,086
Teradyne, Inc.	173	20,454
Texas Instruments, Inc.	919	168,618

		2,265,576

Software (3.4%)
Adobe, Inc.*	475	216,419
ANSYS, Inc.*	87	27,636
Autodesk, Inc.*	210	45,014
Cadence Design Systems, Inc.*	282	46,378
Ceridian HCM Holding, Inc.*	134	9,160
Citrix Systems, Inc.	126	12,713
Fortinet, Inc.*	126	43,059
Intuit, Inc.	249	119,729
Microsoft Corp.	7,503	2,313,250
NortonLifeLock, Inc.	570	15,116
Oracle Corp.	2,152	178,035
Paycom Software, Inc.*	53	18,358
PTC, Inc.*	98	10,557
salesforce.com, Inc.*	852	180,897
ServiceNow, Inc.*	210	116,947
Synopsys, Inc.*	151	50,324
Tyler Technologies, Inc.*	42	18,685

		3,422,277

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	16,660	2,909,003
Hewlett Packard Enterprise Co.	1,271	21,238
HP, Inc.	1,489	54,051
NetApp, Inc.	238	19,754
Seagate Technology Holdings plc	229	20,587
Western Digital Corp.*	299	14,845

		3,039,478

Total Information Technology .		10,919,657

Materials (1.0%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	221	55,230
Albemarle Corp.	126	27,865
Celanese Corp.	126	18,002
CF Industries Holdings, Inc.	232	23,910
Corteva, Inc.	777	44,662
Dow, Inc.	721	45,942
DuPont de Nemours, Inc.	346	25,459
Eastman Chemical Co.	134	15,016
Ecolab, Inc.	249	43,963
FMC Corp.	126	16,578
International Flavors & Fragrances, Inc.	391	51,350
Linde plc	517	165,145
LyondellBasell Industries NV, Class A	265	27,247
Mosaic Co. (The)	383	25,470
PPG Industries, Inc.	238	31,195
Sherwin-Williams Co. (The)	249	62,155

		679,189

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	59	22,709
Vulcan Materials Co.	126	23,146

		45,855

Containers & Packaging (0.1%)
Amcor plc	1,604	18,173
Avery Dennison Corp.	87	15,135
Ball Corp.	313	28,170
International Paper Co.	360	16,614
Packaging Corp. of America	95	14,831
Sealed Air Corp.	126	8,437
Westrock Co.	277	13,027

		114,387

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	1,529	76,052
Newmont Corp.	788	62,607
Nucor Corp.	291	43,257

		181,916

Total Materials		1,021,347

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	120	24,150
American Tower Corp. (REIT)	427	107,271
AvalonBay Communities, Inc. (REIT)	148	36,759
Boston Properties, Inc. (REIT)	132	17,002
Crown Castle International Corp. (REIT)	402	74,209
Digital Realty Trust, Inc. (REIT)	190	26,942
Duke Realty Corp. (REIT)	374	21,714
Equinix, Inc. (REIT)	87	64,521
Equity Residential (REIT)	355	31,922
Essex Property Trust, Inc. (REIT)	65	22,456
Extra Space Storage, Inc. (REIT)	120	24,672
Federal Realty Investment Trust (REIT)	79	9,644
Healthpeak Properties, Inc. (REIT)	503	17,268
Host Hotels & Resorts, Inc. (REIT)	779	15,136
Iron Mountain, Inc. (REIT)	305	16,900
Kimco Realty Corp. (REIT)	374	9,238
Mid-America Apartment Communities, Inc. (REIT)	120	25,134
Prologis, Inc. (REIT)	628	101,409
Public Storage (REIT)	148	57,761
Realty Income Corp. (REIT)	313	21,691
Regency Centers Corp. (REIT)	154	10,986
SBA Communications Corp. (REIT)	95	32,690
Simon Property Group, Inc. (REIT)	299	39,336
UDR, Inc. (REIT)	265	15,203
Ventas, Inc. (REIT)	355	21,925
Vornado Realty Trust (REIT)	168	7,614
Welltower, Inc. (REIT)	383	36,822
Weyerhaeuser Co. (REIT)	710	26,909

		917,284

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	341	31,208

Total Real Estate		948,492

Utilities (1.0%)
Electric Utilities (0.6%)
Alliant Energy Corp.	249	15,558
American Electric Power Co., Inc.	489	48,788
Constellation Energy Corp.	318	17,887
Duke Energy Corp.	704	78,609
Edison International	355	24,885
Entergy Corp.	190	22,182
Evergy, Inc.	249	17,017
Eversource Energy	305	26,898
Exelon Corp.	958	45,630
FirstEnergy Corp.	528	24,214
NextEra Energy, Inc.	1,926	163,151
NRG Energy, Inc.	249	9,552
Pinnacle West Capital Corp.	115	8,981
PPL Corp.	698	19,935
Southern Co. (The)	1,014	73,525
Xcel Energy, Inc.	517	37,312

		634,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)
Atmos Energy Corp.	120	$14,339

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	615	15,824

Multi-Utilities (0.3%)
Ameren Corp.	238	22,315
CenterPoint Energy, Inc.	525	16,086
CMS Energy Corp.	285	19,933
Consolidated Edison, Inc.	332	31,434
Dominion Energy, Inc.	788	66,956
DTE Energy Co.	185	24,459
NiSource, Inc.	369	11,734
Public Service Enterprise Group, Inc.	483	33,810
Sempra Energy	277	46,569
WEC Energy Group, Inc.	305	30,442

		303,738

Water Utilities (0.1%)
American Water Works Co., Inc.	173	28,637

Total Utilities		996,662

Total Common Stocks (37.9%) (Cost $28,718,266)		38,316,955

EXCHANGE TRADED FUNDS (ETF):
Equity (1.3%)
iShares Core S&P 500 ETF	2,077	942,314
iShares Core S&P Mid-Cap ETF	738	198,035
iShares MSCI EAFE ETF	1,138	83,757
iShares Russell 2000 ETF	500	102,635

Total Exchange Traded Funds (1.3%) (Cost $1,156,533)		1,326,741

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.2%)
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	$175,014	179,972

Corporate Bonds (38.7%)
Communication Services (3.8%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.
1.650%, 2/1/28	100,000	91,222
4.350%, 3/1/29	100,000	105,672
4.300%, 2/15/30	400,000	422,379
British Telecommunications plc
9.625%, 12/15/30(e)	75,000	101,813
Verizon Communications, Inc.
4.125%, 3/16/27	150,000	155,865
4.329%, 9/21/28	200,000	211,486
4.016%, 12/3/29	195,000	202,213
3.150%, 3/22/30	125,000	122,576
2.550%, 3/21/31	300,000	278,545

		1,691,771

Entertainment (0.3%)
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	101,667
2.650%, 1/13/31	200,000	191,109

		292,776

Interactive Media & Services (0.1%)
Alphabet, Inc.
1.100%, 8/15/30	100,000	87,419

Media (1.0%)
Charter Communications Operating LLC
5.050%, 3/30/29	100,000	105,340
2.800%, 4/1/31	175,000	157,643
Comcast Corp.
3.150%, 2/15/28	100,000	99,305
4.150%, 10/15/28	340,000	356,571
3.400%, 4/1/30	225,000	225,886
Discovery Communications LLC
3.950%, 3/20/28	86,000	85,849
Paramount Global
4.950%, 1/15/31	50,000	52,970

		1,083,564

Wireless Telecommunication Services (0.7%)
T-Mobile USA, Inc.
3.750%, 4/15/27	170,000	170,927
3.875%, 4/15/30	420,000	421,919
Vodafone Group plc
4.375%, 5/30/28	110,000	115,104

		707,950

Total Communication Services		3,863,480

Consumer Discretionary (2.0%)
Automobiles (0.2%)
General Motors Co.
5.000%, 10/1/28	200,000	208,269

Hotels, Restaurants & Leisure (0.6%)
Expedia Group, Inc.
3.250%, 2/15/30	140,000	133,490
Marriott International, Inc.
Series FF
4.625%, 6/15/30	54,000	56,006
McDonald’s Corp.
2.625%, 9/1/29	150,000	142,791
2.125%, 3/1/30	75,000	68,500
Starbucks Corp.
3.550%, 8/15/29	170,000	170,330

		571,117

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.
3.150%, 8/22/27	150,000	152,410
2.100%, 5/12/31	302,000	278,759

		431,169

Specialty Retail (0.7%)
Home Depot, Inc. (The)
3.900%, 12/6/28	200,000	209,015
2.950%, 6/15/29	150,000	148,144
Lowe’s Cos., Inc.
3.100%, 5/3/27	50,000	49,604
1.700%, 10/15/30	125,000	109,053
2.625%, 4/1/31	240,000	225,021

		740,837

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.850%, 3/27/30	100,000	98,571

Total Consumer Discretionary .		2,049,963

Consumer Staples (2.6%)
Beverages (1.3%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	300,000	325,404
4.900%, 1/23/31	40,000	44,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Coca-Cola Co. (The)
1.450%, 6/1/27	$215,000	$201,146
2.125%, 9/6/29	170,000	160,025
1.375%, 3/15/31	50,000	42,987
Constellation Brands, Inc.
3.150%, 8/1/29	100,000	96,369
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	100,000	105,764
PepsiCo, Inc.
3.000%, 10/15/27	125,000	126,344
1.625%, 5/1/30	175,000	157,586

		1,260,030

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
1.600%, 4/20/30	163,000	145,893
Kroger Co. (The)
2.200%, 5/1/30	100,000	91,567
Sysco Corp.
3.250%, 7/15/27	50,000	49,710
2.400%, 2/15/30	50,000	46,466
Walmart, Inc.
3.700%, 6/26/28	50,000	52,237
1.800%, 9/22/31	180,000	163,717

		549,590

Food Products (0.3%)
Conagra Brands, Inc.
4.850%, 11/1/28	106,000	111,659
General Mills, Inc.
4.200%, 4/17/28	100,000	104,386
Unilever Capital Corp.
3.500%, 3/22/28	100,000	102,604

		318,649

Household Products (0.1%)
Procter & Gamble Co. (The)
3.000%, 3/25/30	100,000	100,119

Tobacco (0.4%)
Altria Group, Inc.
4.800%, 2/14/29	60,000	62,800
BAT Capital Corp.
3.557%, 8/15/27	230,000	223,925
2.726%, 3/25/31	110,000	96,962
Philip Morris International, Inc.
3.375%, 8/15/29	64,000	63,429

		447,116

Total Consumer Staples		2,675,504

Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	300,000	315,211
1.749%, 8/10/30	105,000	92,609
Chevron Corp.
1.995%, 5/11/27	30,000	28,841
2.236%, 5/11/30	70,000	66,239
ConocoPhillips Co.
6.950%, 4/15/29	205,000	253,301
Energy Transfer LP
5.500%, 6/1/27	115,000	122,974
4.950%, 6/15/28	100,000	104,929
3.750%, 5/15/30	130,000	127,825
Enterprise Products Operating LLC
4.150%, 10/16/28	200,000	207,053
Exxon Mobil Corp.
3.482%, 3/19/30	100,000	102,402
2.610%, 10/15/30	175,000	168,194
Kinder Morgan, Inc.
4.300%, 3/1/28	200,000	207,475
MPLX LP
4.000%, 3/15/28	155,000	156,499
2.650%, 8/15/30	75,000	68,686
ONEOK, Inc.
4.000%, 7/13/27	150,000	151,186
3.100%, 3/15/30	25,000	23,427
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	185,000	193,523
Targa Resources Partners LP
4.875%, 2/1/31	200,000	200,940
TotalEnergies Capital International SA
2.829%, 1/10/30	180,000	175,692
TransCanada PipeLines Ltd.
4.100%, 4/15/30	155,000	159,766
Valero Energy Corp.
4.000%, 4/1/29	93,000	94,749
Williams Cos., Inc. (The)
3.750%, 6/15/27	185,000	187,087
2.600%, 3/15/31	50,000	46,012

Total Energy		3,254,620

Financials (13.0%)
Banks (9.0%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	875,000	866,912
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	500,000	457,445
(SOFR + 1.53%), 1.898%, 7/23/31(k)	200,000	174,539
(SOFR + 1.32%), 2.687%, 4/22/32(k)	300,000	274,744
(SOFR + 1.22%), 2.299%, 7/21/32(k)	225,000	201,322
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31(k)	250,000	226,180
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32(k)	200,000	181,082
Citigroup, Inc.
4.450%, 9/29/27	430,000	442,862
(SOFR + 3.91%), 4.412%, 3/31/31(k)	350,000	363,067
(SOFR + 2.11%), 2.572%, 6/3/31(k)	350,000	319,063
HSBC Holdings plc
4.950%, 3/31/30	300,000	319,601
(SOFR + 1.19%), 2.804%, 5/24/32(k)	550,000	499,423
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	190,000	189,499
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	460,000	478,706
(SOFR + 1.51%), 2.739%, 10/15/30(k)	300,000	282,214
(SOFR + 1.25%), 2.580%, 4/22/32(k)	600,000	550,057
(SOFR + 1.26%), 2.963%, 1/25/33(k)	150,000	141,488
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	200,000	195,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	$325,000	$327,192
Mizuho Financial Group, Inc.
4.018%, 3/5/28	200,000	202,726
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)	200,000	213,057
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	250,000	253,643
Santander Holdings USA, Inc.
4.400%, 7/13/27	100,000	101,182
Sumitomo Mitsui Financial Group, Inc.
3.364%, 7/12/27	70,000	69,453
3.040%, 7/16/29	450,000	431,970
Truist Financial Corp.
3.875%, 3/19/29	100,000	102,192
(SOFR + 0.86%), 1.887%, 6/7/29(k)	50,000	45,399
US Bancorp
1.375%, 7/22/30	150,000	129,523
Wells Fargo & Co.
4.300%, 7/22/27	250,000	259,361
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	245,000	245,388
(SOFR + 1.43%), 2.879%, 10/30/30(k)	255,000	242,364
Westpac Banking Corp.
2.650%, 1/16/30	200,000	191,152
2.150%, 6/3/31	150,000	135,630

		9,113,913

Capital Markets (2.7%)
Bank of New York Mellon Corp. (The)
3.300%, 8/23/29	200,000	199,696
BlackRock, Inc.
1.900%, 1/28/31	173,000	155,309
Charles Schwab Corp. (The)
2.000%, 3/20/28	100,000	93,482
3.250%, 5/22/29	100,000	99,586
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	100,000	102,579
3.800%, 3/15/30	350,000	352,926
(SOFR + 1.28%), 2.615%, 4/22/32(k)	210,000	190,928
(SOFR + 1.25%), 2.383%, 7/21/32(k)	350,000	312,468
Morgan Stanley
(SOFR + 1.14%), 2.699%, 1/22/31(k)	400,000	373,779
(SOFR + 1.18%), 2.239%, 7/21/32(k)	800,000	709,596
State Street Corp.
2.400%, 1/24/30	165,000	155,743

		2,746,092

Consumer Finance (0.8%)
AerCap Ireland Capital DAC
3.000%, 10/29/28	150,000	137,960
3.300%, 1/30/32	150,000	135,639
Ally Financial, Inc.
2.200%, 11/2/28	60,000	54,153
Capital One Financial Corp.
3.800%, 1/31/28	125,000	125,948
John Deere Capital Corp.
1.450%, 1/15/31	130,000	114,239
Toyota Motor Credit Corp.
3.375%, 4/1/30	240,000	240,660

		808,599

Diversified Financial Services (0.2%)
Shell International Finance BV
2.375%, 11/7/29	240,000	227,539

Insurance (0.3%)
American International Group, Inc.
4.250%, 3/15/29	150,000	156,982
Aon Corp.
2.800%, 5/15/30	100,000	95,293

		252,275

Total Financials		13,148,418

Health Care (3.7%)
Biotechnology (0.6%)
AbbVie, Inc.
4.250%, 11/14/28	200,000	210,312
3.200%, 11/21/29	150,000	148,229
Amgen, Inc.
2.300%, 2/25/31	300,000	270,531

		629,072

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
2.272%, 12/1/28§	100,000	92,858
Becton Dickinson and Co.
3.700%, 6/6/27	69,000	70,128

		162,986

Health Care Providers & Services (1.4%)
Anthem, Inc.
4.101%, 3/1/28	100,000	103,394
2.550%, 3/15/31	100,000	93,393
Cigna Corp.
3.050%, 10/15/27	130,000	127,053
4.375%, 10/15/28	140,000	147,221
CVS Health Corp.
4.300%, 3/25/28	275,000	288,705
3.250%, 8/15/29	300,000	296,143
HCA, Inc.
4.125%, 6/15/29	115,000	117,284
UnitedHealth Group, Inc.
3.375%, 4/15/27	175,000	178,291
2.300%, 5/15/31	100,000	93,423

		1,444,907

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
2.600%, 10/1/29	30,000	28,798

Pharmaceuticals (1.4%)
Astrazeneca Finance LLC
1.750%, 5/28/28	50,000	46,144
AstraZeneca plc
1.375%, 8/6/30	100,000	87,321
Bristol-Myers Squibb Co.
1.125%, 11/13/27	100,000	91,263
3.400%, 7/26/29	239,000	242,560
Johnson & Johnson
0.950%, 9/1/27	125,000	114,081
1.300%, 9/1/30	50,000	44,544
Merck & Co., Inc.
3.400%, 3/7/29	131,000	134,256
2.150%, 12/10/31	120,000	111,398
Novartis Capital Corp.
2.200%, 8/14/30	75,000	70,362
Pfizer, Inc.
2.625%, 4/1/30	250,000	242,645
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	180,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Viatris, Inc.
2.700%, 6/22/30	$75,000	$65,890

		1,430,487

Total Health Care		3,696,250

Industrials (3.0%)
Aerospace & Defense (1.4%)
Boeing Co. (The)
5.040%, 5/1/27	225,000	236,881
5.150%, 5/1/30	300,000	319,556
General Dynamics Corp.
3.625%, 4/1/30	150,000	154,413
L3Harris Technologies, Inc.
4.400%, 6/15/28	100,000	104,195
Northrop Grumman Corp.
3.250%, 1/15/28	150,000	150,310
Raytheon Technologies Corp.
4.125%, 11/16/28	420,000	440,245

		1,405,600

Air Freight & Logistics (0.3%)
FedEx Corp.
3.100%, 8/5/29	150,000	147,834
United Parcel Service, Inc.
3.050%, 11/15/27	101,000	101,840

		249,674

Airlines (0.1%)
Southwest Airlines Co.
5.125%, 6/15/27	80,000	85,647

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	150,000	141,099

Industrial Conglomerates (0.5%)
3M Co.
2.875%, 10/15/27	100,000	99,266
2.375%, 8/26/29	50,000	47,599
Honeywell International, Inc.
1.950%, 6/1/30	120,000	110,533
1.750%, 9/1/31	100,000	89,489
Roper Technologies, Inc.
2.950%, 9/15/29	200,000	191,100

		537,987

Machinery (0.2%)
Deere & Co.
5.375%, 10/16/29	125,000	143,926
3.100%, 4/15/30	50,000	50,061

		193,987

Road & Rail (0.3%)
CSX Corp.
3.250%, 6/1/27	125,000	125,742
Union Pacific Corp.
3.700%, 3/1/29	140,000	144,424
2.375%, 5/20/31	50,000	46,820

		316,986

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.000%, 2/1/30	100,000	91,793

Total Industrials		3,022,773

Information Technology (2.7%)
IT Services (0.8%)
Fiserv, Inc.
3.500%, 7/1/29	225,000	220,990
International Business Machines Corp.
6.220%, 8/1/27	75,000	85,958
3.500%, 5/15/29	100,000	101,916
Mastercard, Inc.
2.950%, 6/1/29	125,000	124,480
PayPal Holdings, Inc.
2.850%, 10/1/29	79,000	77,156
Visa, Inc.
2.050%, 4/15/30	175,000	163,657

		774,157

Semiconductors & Semiconductor Equipment (0.7%)
Broadcom, Inc.
2.450%, 2/15/31§	500,000	443,481
Intel Corp.
3.150%, 5/11/27	25,000	25,202
3.900%, 3/25/30	75,000	78,883
NVIDIA Corp.
2.850%, 4/1/30	100,000	98,517
QUALCOMM, Inc.
3.250%, 5/20/27	63,000	63,699

		709,782

Software (0.5%)
Oracle Corp.
3.250%, 11/15/27	270,000	263,353
salesforce.com, Inc.
3.700%, 4/11/28	75,000	77,689
VMware, Inc.
3.900%, 8/21/27	114,000	115,344

		456,386

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
2.900%, 9/12/27	205,000	205,046
1.200%, 2/8/28	250,000	227,161
1.250%, 8/20/30	50,000	43,576
1.650%, 2/8/31	250,000	224,305
Dell International LLC
5.300%, 10/1/29	50,000	54,472

		754,560

Total Information Technology		2,694,885

Materials (0.4%)
Chemicals (0.1%)
Dow Chemical Co. (The)
2.100%, 11/15/30	100,000	90,102

Containers & Packaging (0.1%)
WRKCo., Inc.
4.900%, 3/15/29	130,000	137,209

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.
4.625%, 8/1/30	150,000	153,389

Total Materials		380,700

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	65,000	66,295
American Tower Corp. (REIT)
3.600%, 1/15/28	50,000	49,531
3.800%, 8/15/29	150,000	147,352
1.875%, 10/15/30	110,000	93,605
AvalonBay Communities, Inc. (REIT)
2.050%, 1/15/32	110,000	99,530
Boston Properties LP (REIT)
3.250%, 1/30/31	100,000	96,399
Crown Castle International Corp. (REIT)
3.800%, 2/15/28	125,000	125,076
2.250%, 1/15/31	100,000	87,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Equinix, Inc. (REIT)
3.200%, 11/18/29	$115,000	$110,354
Prologis LP (REIT)
2.250%, 4/15/30	100,000	92,692
Realty Income Corp. (REIT)
3.250%, 1/15/31	100,000	97,651
Simon Property Group LP (REIT)
1.750%, 2/1/28	175,000	159,634
Ventas Realty LP (REIT)
4.400%, 1/15/29	100,000	104,752
Welltower, Inc. (REIT)
2.800%, 6/1/31	100,000	93,158

Total Real Estate		1,423,425

Utilities (2.9%)
Electric Utilities (2.2%)
American Electric Power Co., Inc.
2.300%, 3/1/30	50,000	45,292
Series J
4.300%, 12/1/28	75,000	77,590
Duke Energy Corp.
3.150%, 8/15/27	280,000	275,641
2.450%, 6/1/30	280,000	256,228
Edison International
5.750%, 6/15/27	90,000	96,392
Entergy Corp.
1.900%, 6/15/28	50,000	45,367
2.800%, 6/15/30	140,000	130,750
Eversource Energy
Series R
1.650%, 8/15/30	150,000	129,202
Exelon Corp.
4.050%, 4/15/30	150,000	154,948
Nevada Power Co.
Series CC
3.700%, 5/1/29	80,000	81,977
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	250,000	252,846
2.250%, 6/1/30	130,000	119,048
Pacific Gas and Electric Co.
4.550%, 7/1/30	225,000	223,452
Public Service Electric & Gas Co.
1.900%, 8/15/31	150,000	133,166
Southern Co. (The)
Series A
3.700%, 4/30/30	185,000	185,839
Xcel Energy, Inc.
2.600%, 12/1/29	50,000	47,150

		2,254,888

Multi-Utilities (0.7%)
Ameren Corp.
3.500%, 1/15/31	150,000	147,729
Berkshire Hathaway Energy Co.
3.250%, 4/15/28	80,000	79,956
3.700%, 7/15/30	50,000	51,425
Dominion Energy, Inc.
4.250%, 6/1/28	75,000	77,736
Series C
3.375%, 4/1/30	150,000	147,438
NiSource, Inc.
3.490%, 5/15/27	82,000	81,694
Sempra Energy
3.400%, 2/1/28	130,000	129,792

		715,770

Total Utilities		2,970,658

Total Corporate Bonds		39,180,676

Total Long-Term Debt Securities (38.9%) (Cost $42,447,480)		39,360,648

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (20.6%)
JPMorgan Prime Money Market Fund, IM Shares	20,881,728	20,885,905

Total Short-Term Investment (20.6%) (Cost $20,891,605)		20,885,905

Total Investments in Securities (98.7%) (Cost $93,213,884)		99,890,249
Other Assets Less Liabilities (1.3%)		1,354,419

Net Assets (100%)		$101,244,668

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $536,339 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Glossary:

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	154	6/2022	USD	16,511,880	863,028
Russell 2000 E-Mini Index	26	6/2022	USD	2,686,320	76,450
S&P Midcap 400 E-Mini Index	8	6/2022	USD	2,151,360	82,544

					1,022,022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$179,972	$—	$179,972
Common Stocks
Communication Services	3,578,858	—	—	3,578,858
Consumer Discretionary	4,521,703	—	—	4,521,703
Consumer Staples	2,306,971	—	—	2,306,971
Energy	1,422,344	—	—	1,422,344
Financials	4,380,532	—	—	4,380,532
Health Care	5,206,682	—	—	5,206,682
Industrials	3,013,707	—	—	3,013,707
Information Technology	10,919,657	—	—	10,919,657
Materials	1,021,347	—	—	1,021,347
Real Estate	948,492	—	—	948,492
Utilities	996,662	—	—	996,662
Corporate Bonds
Communication Services	—	3,863,480	—	3,863,480
Consumer Discretionary	—	2,049,963	—	2,049,963
Consumer Staples	—	2,675,504	—	2,675,504
Energy	—	3,254,620	—	3,254,620
Financials	—	13,148,418	—	13,148,418
Health Care	—	3,696,250	—	3,696,250
Industrials	—	3,022,773	—	3,022,773
Information Technology	—	2,694,885	—	2,694,885
Materials	—	380,700	—	380,700
Real Estate	—	1,423,425	—	1,423,425
Utilities	—	2,970,658	—	2,970,658
Exchange Traded Funds	1,326,741	—	—	1,326,741
Futures	1,022,022	—	—	1,022,022
Short-Term Investment
Investment Company	20,885,905	—	—	20,885,905

Total Assets	$61,551,623	$39,360,648	$—	$100,912,271

Total Liabilities	$—	$—	$—	$—

Total	$61,551,623	$39,360,648	$—	$100,912,271

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,943,876
Aggregate gross unrealized depreciation	(3,602,919)

Net unrealized appreciation	$7,340,957

Federal income tax cost of investments in securities and derivative instruments, if applicable	$93,571,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Entertainment (1.7%)
Liberty Media Corp.-Liberty Formula One, Class C*	356,839	$24,921,636

Interactive Media & Services (0.6%)
Ziff Davis, Inc.*	90,612	8,769,429

Total Communication Services		33,691,065

Consumer Discretionary (8.1%)
Auto Components (0.5%)
Visteon Corp.*	72,527	7,914,872

Diversified Consumer Services (1.5%)
Frontdoor, Inc.*	297,284	8,873,927
Terminix Global Holdings, Inc.*	291,768	13,313,374

		22,187,301

Hotels, Restaurants & Leisure (1.8%)
Aramark	395,791	14,881,742
Entain plc*	564,692	12,111,802

		26,993,544

Internet & Direct Marketing Retail (0.6%)
Wayfair, Inc., Class A(x)*	73,304	8,120,617

Multiline Retail (0.4%)
Dollar Tree, Inc.*	32,854	5,261,568

Specialty Retail (2.3%)
Burlington Stores, Inc.*	51,321	9,349,147
CarMax, Inc.*	252,394	24,350,973

		33,700,120

Textiles, Apparel & Luxury Goods (1.0%)
Gildan Activewear, Inc.	413,621	15,502,515

Total Consumer Discretionary		119,680,537

Financials (13.5%)
Banks (0.5%)
SVB Financial Group*	14,148	7,915,098

Capital Markets (6.2%)
Cboe Global Markets, Inc.	107,344	12,282,301
Charles Schwab Corp. (The)	92,617	7,808,539
LPL Financial Holdings, Inc.	354,330	64,729,004
MSCI, Inc.	13,411	6,744,124

		91,563,968

Insurance (6.8%)
Aon plc, Class A	46,510	15,145,051
Intact Financial Corp.	253,217	37,414,906
Ryan Specialty Group Holdings, Inc., Class A*	363,039	14,082,283
W R Berkley Corp.	520,222	34,641,583

		101,283,823

Total Financials		200,762,889

Health Care (17.2%)
Biotechnology (2.5%)
Abcam plc (ADR)*	212,277	3,882,547
Ascendis Pharma A/S (ADR)*	56,466	6,626,850
BioMarin Pharmaceutical, Inc.*	126,490	9,752,379
Neurocrine Biosciences, Inc.*	113,035	10,597,031
Sarepta Therapeutics, Inc.*	80,768	6,309,596

		37,168,403

Health Care Equipment & Supplies (9.2%)
Boston Scientific Corp.*	873,246	38,676,065
Cooper Cos., Inc. (The)	42,300	17,664,057
Dentsply Sirona, Inc.	296,350	14,586,347
ICU Medical, Inc.*	89,282	19,877,745
STERIS plc	73,662	17,809,262
Teleflex, Inc.	80,589	28,595,395

		137,208,871

Life Sciences Tools & Services (3.3%)
Avantor, Inc.*	291,153	9,846,794
Illumina, Inc.*	30,068	10,505,759
PerkinElmer, Inc.	104,736	18,272,243
Waters Corp.*	30,872	9,582,360

		48,207,156

Pharmaceuticals (2.2%)
Catalent, Inc.*	187,580	20,802,622
Elanco Animal Health, Inc.*	456,538	11,911,076

		32,713,698

Total Health Care		255,298,128

Industrials (14.0%)
Aerospace & Defense (1.8%)
L3Harris Technologies, Inc.	107,807	26,786,805

Airlines (0.9%)
Ryanair Holdings plc (ADR)*	154,987	13,502,467

Commercial Services & Supplies (1.9%)
Cimpress plc*	122,892	7,814,702
Ritchie Bros Auctioneers, Inc.	332,780	19,644,004

		27,458,706

Electrical Equipment (2.9%)
Regal Rexnord Corp.	52,074	7,747,569
Sensata Technologies Holding plc*	683,528	34,757,399

		42,504,968

Machinery (2.4%)
Ingersoll Rand, Inc.	368,374	18,547,631
Westinghouse Air Brake Technologies Corp.	174,246	16,757,238

		35,304,869

Professional Services (0.2%)
Upwork, Inc.*	133,299	3,097,869

Road & Rail (2.6%)
JB Hunt Transport Services, Inc.	193,697	38,892,421

Trading Companies & Distributors (1.3%)
Ferguson plc	145,125	19,699,266

Total Industrials		207,247,371

Information Technology (36.5%)
Electronic Equipment, Instruments & Components (7.2%)
Flex Ltd.*	1,257,538	23,327,330
National Instruments Corp.	491,271	19,940,690
TE Connectivity Ltd.	290,533	38,054,012
Teledyne Technologies, Inc.*	55,751	26,349,595

		107,671,627

IT Services (11.3%)
Amdocs Ltd.	395,578	32,520,467
Broadridge Financial Solutions, Inc.	151,552	23,598,162
Fidelity National Information Services, Inc.	192,156	19,296,306
Global Payments, Inc.	135,706	18,570,009
GoDaddy, Inc., Class A*	410,166	34,330,894
WEX, Inc.*	180,560	32,220,932
Wix.com Ltd.*	63,762	6,660,579

		167,197,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (8.4%)
KLA Corp.	84,015	$30,754,531
Lam Research Corp.	22,829	12,273,099
Microchip Technology, Inc.	294,454	22,125,274
NXP Semiconductors NV	73,379	13,580,985
ON Semiconductor Corp.*	727,674	45,559,669

		124,293,558

Software (9.6%)
Atlassian Corp. plc, Class A*	27,805	8,169,943
Ceridian HCM Holding, Inc.*	269,310	18,410,032
Constellation Software, Inc.	25,709	43,946,833
Dolby Laboratories, Inc., Class A	94,902	7,423,234
Dynatrace, Inc.*	101,995	4,803,964
Nice Ltd. (ADR)*	52,163	11,423,697
SS&C Technologies Holdings, Inc.	600,093	45,018,977
Topicus.com, Inc.*	49,268	3,674,952

		142,871,632

Total Information Technology		542,034,166

Materials (1.0%)
Containers & Packaging (1.0%)
Sealed Air Corp.	224,936	15,061,714

Total Materials		15,061,714

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Lamar Advertising Co. (REIT), Class A	209,784	24,372,705

Real Estate Management & Development (0.2%)
Redfin Corp.(x)*	191,317	3,451,359

Total Real Estate		27,824,064

Utilities (1.7%)
Electric Utilities (1.7%)
Alliant Energy Corp.	414,528	25,899,709

Total Utilities		25,899,709

Total Common Stocks (96.2%) (Cost $948,992,250)		1,427,499,643

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)* (Cost $—)	29	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, IM Shares	28,042,071	28,047,679

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $3,424,401, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 11/15/51; total market value $3,492,865. (xx)	$3,424,378	3,424,378
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $1,300,114, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $1,437,538. (xx)	1,300,000	1,300,000
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $4,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/15/22-8/15/51; total market value $2,181,907 and cash in the amount of $1,861,342. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		8,724,378

Total Short-Term Investments (2.5%) (Cost $36,785,253)		36,772,057

Total Investments in Securities (98.7%) (Cost $ 985,777,503)		1,464,271,700
Other Assets Less Liabilities (1.3%)		19,551,111

Net Assets (100%)		$1,483,822,811

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $7,845,117. This was collateralized by cash of $8,724,378 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

Country Diversification
As a Percentage of Total Net Assets
Canada	7.9%
China	0.9
Denmark	0.4
Ireland	1.4
Israel	1.2
Netherlands	0.3
Switzerland	2.6
United Kingdom	1.1
United States	82.9
Cash and Other	1.3

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$33,691,065	$—	$—	$33,691,065
Consumer Discretionary	107,568,735	12,111,802	—	119,680,537
Financials	200,762,889	—	—	200,762,889
Health Care	255,298,128	—	—	255,298,128
Industrials	187,548,105	19,699,266	—	207,247,371
Information Technology	542,034,166	—	—	542,034,166
Materials	15,061,714	—	—	15,061,714
Real Estate	27,824,064	—	—	27,824,064
Utilities	25,899,709	—	—	25,899,709
Rights
Health Care	—	—	— (a)	— (a)
Short-Term Investments
Investment Company	28,047,679	—	—	28,047,679
Repurchase Agreements	—	8,724,378	—	8,724,378

Total Assets	$1,423,736,254	$40,535,446	$—	$1,464,271,700

Total Liabilities	$—	$—	$—	$—

Total	$1,423,736,254	$40,535,446	$—	$1,464,271,700

(a)	Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$517,382,303
Aggregate gross unrealized depreciation	(39,112,990)

Net unrealized appreciation	$478,269,313

Federal income tax cost of investments in securities and derivative instruments, if applicable	$986,002,387

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (17.0%)
Vanguard S&P 500 ETF	140,212	$58,211,816

Fixed Income (35.2%)
iShares 1-3 Year Treasury Bond ETF	579,601	48,309,743
iShares 3-7 Year Treasury Bond ETF	254,455	31,056,233
iShares 7-10 Year Treasury Bond ETF	96,698	10,392,134
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	30,959,349

Total Fixed Income		120,717,459

Total Exchange Traded Funds (52.2%) (Cost $163,795,158)		178,929,275

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (3.2%)
U.S. Treasury Notes 0.125%, 1/31/23#	$10,975,000	10,845,050
Total Long-Term Debt Securities (3.2%) (Cost $10,934,167)		10,845,050
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (29.8%)
FFCB
0.11%, 4/6/22(o)(p)	1,500,000	1,499,971
0.15%, 4/12/22(o)(p)	20,000,000	19,998,978
0.16%, 4/14/22(o)(p)	10,000,000	9,999,397
0.21%, 5/6/22(o)(p)	10,000,000	9,997,858
0.21%, 5/9/22(o)(p)	5,000,000	4,998,838
FHLB
0.00%, 4/1/22(o)(p)	3,700,000	3,700,000
0.10%, 4/5/22(o)(p)	19,000,000	18,999,730
0.11%, 4/6/22(o)(p)	1,000,000	999,981
0.15%, 4/18/22(o)(p)	1,000,000	999,926
0.17%, 4/22/22(o)(p)	10,000,000	9,998,968
0.18%, 4/27/22(o)(p)	5,000,000	4,999,326
0.20%, 5/6/22(o)(p)	5,000,000	4,999,025
FNMA
0.26%, 5/18/22(o)(p)	10,000,000	9,996,507
0.30%, 5/25/22(o)(p)	1,000,000	999,548

Total U.S. Government Agency Securities		102,188,053

U.S. Treasury Obligations (11.7%)
U.S. Treasury Bills
0.16%, 4/26/22(p)	20,000,000	19,997,678
0.23%, 5/5/22(p)	20,000,000	19,995,612

Total U.S. Treasury Obligations		39,993,290

Total Short-Term Investments (41.5%) (Cost $142,182,866)		142,181,343

Total Investments in Securities (96.9%) (Cost $316,912,191)		331,955,668
Other Assets Less Liabilities (3.1%)		10,599,117

Net Assets (100%)		$342,554,785

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,217,569.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2022.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	675	6/2022	EUR	28,547,058	1,320,109
FTSE 100 Index	157	6/2022	GBP	15,439,355	736,336
Russell 2000 E-Mini Index	273	6/2022	USD	28,206,360	1,377,581
S&P 500 E-Mini Index	259	6/2022	USD	58,673,212	4,504,022
TOPIX Index	86	6/2022	JPY	13,750,534	1,255,297

					9,193,345

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$178,929,275	$—	$—	$178,929,275
Futures	9,193,345	—	—	9,193,345
Short-Term Investments
U.S. Government Agency Securities	—	102,188,053	—	102,188,053
U.S. Treasury Obligations	—	39,993,290	—	39,993,290
U.S. Treasury Obligations	—	10,845,050	—	10,845,050

Total Assets	$188,122,620	$153,026,393	$—	$341,149,013

Total Liabilities	$—	$—	$—	$—

Total	$188,122,620	$153,026,393	$—	$341,149,013

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,158,948
Aggregate gross unrealized depreciation	(3,988,405)

Net unrealized appreciation	$20,170,543

Federal income tax cost of investments in securities and derivative instruments, if applicable	$320,978,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.1%)
Entertainment (1.4%)
Activision Blizzard, Inc.	169,200	$13,554,612

Interactive Media & Services (0.4%)
Meta Platforms, Inc., Class A*	17,400	3,869,064

Media (3.3%)
Charter Communications, Inc., Class A*	22,600	12,328,752
Comcast Corp., Class A	403,400	18,887,188

		31,215,940

Total Communication Services		48,639,616

Consumer Discretionary (5.6%)
Automobiles (0.5%)
General Motors Co.*	116,030	5,075,152

Hotels, Restaurants & Leisure (3.7%)
Booking Holdings, Inc.*	4,000	9,393,800
Royal Caribbean Cruises Ltd.*	318,100	26,650,418

		36,044,218

Multiline Retail (0.3%)
Kohl’s Corp.	46,400	2,805,344

Textiles, Apparel & Luxury Goods (1.1%)
Kontoor Brands, Inc.	95,505	3,949,132
Tapestry, Inc.	173,667	6,451,729

		10,400,861

Total Consumer Discretionary		54,325,575

Consumer Staples (7.0%)
Beverages (2.6%)
Coca-Cola Co. (The)	306,600	19,009,200
Keurig Dr Pepper, Inc.	170,100	6,446,790

		25,455,990

Food & Staples Retailing (2.7%)
BJ’s Wholesale Club Holdings, Inc.*	149,300	10,094,173
US Foods Holding Corp.*	411,760	15,494,529

		25,588,702

Food Products (1.7%)
Bunge Ltd.	34,100	3,778,621
Lamb Weston Holdings, Inc.	203,040	12,164,126

		15,942,747

Total Consumer Staples		66,987,439

Energy (10.8%)
Energy Equipment & Services (1.1%)
Baker Hughes Co.	198,000	7,209,180
Schlumberger NV	87,800	3,627,018

		10,836,198

Oil, Gas & Consumable Fuels (9.7%)
Chevron Corp.	170,000	27,681,100
Diamondback Energy, Inc.	146,800	20,123,344
Exxon Mobil Corp.	141,900	11,719,521
Hess Corp.	138,300	14,803,632
Pioneer Natural Resources Co.	74,905	18,728,497

		93,056,094

Total Energy		103,892,292

Financials (21.4%)
Banks (12.0%)
Bank of America Corp.	916,900	37,794,618
First Republic Bank	27,900	4,522,590
People’s United Financial, Inc.	910,800	18,206,892
Regions Financial Corp.	195,600	4,354,056
Truist Financial Corp.	309,000	17,520,300
Wells Fargo & Co.	671,800	32,555,428

		114,953,884

Capital Markets (3.9%)
Intercontinental Exchange, Inc.	85,500	11,296,260
Northern Trust Corp.	32,200	3,749,690
State Street Corp.	261,800	22,808,016

		37,853,966

Diversified Financial Services (1.1%)
Berkshire Hathaway, Inc., Class B*	28,500	10,057,935

Insurance (4.4%)
Allstate Corp. (The)	45,900	6,357,609
American International Group, Inc.	249,300	15,648,561
Chubb Ltd.	23,100	4,941,090
Lincoln National Corp.	101,100	6,607,896
Travelers Cos., Inc. (The)	48,700	8,898,951

		42,454,107

Total Financials		205,319,892

Health Care (22.9%)
Biotechnology (7.6%)
AbbVie, Inc.	117,600	19,064,136
Biogen, Inc.*	19,200	4,043,520
BioMarin Pharmaceutical, Inc.*	47,600	3,669,960
Neurocrine Biosciences, Inc.*	58,800	5,512,500
Regeneron Pharmaceuticals, Inc.*	29,300	20,463,706
Vertex Pharmaceuticals, Inc.*	78,600	20,512,242

		73,266,064

Health Care Equipment & Supplies (3.9%)
Medtronic plc	87,600	9,719,220
Zimmer Biomet Holdings, Inc.	211,900	27,102,010
Zimvie, Inc.*	12,076	275,816

		37,097,046

Health Care Providers & Services (6.8%)
Cardinal Health, Inc.	163,800	9,287,460
Centene Corp.*	277,600	23,371,144
Cigna Corp.	73,500	17,611,335
Humana, Inc.	10,900	4,743,353
McKesson Corp.	32,100	9,826,773

		64,840,065

Pharmaceuticals (4.6%)
Bristol-Myers Squibb Co.	437,700	31,965,231
Johnson & Johnson	69,800	12,370,654

		44,335,885

Total Health Care		219,539,060

Industrials (11.0%)
Aerospace & Defense (4.9%)
Boeing Co. (The)*	65,400	12,524,100
Northrop Grumman Corp.	17,200	7,692,184
Raytheon Technologies Corp.	224,500	22,241,215
Textron, Inc.	62,500	4,648,750

		47,106,249

Air Freight & Logistics (0.5%)
United Parcel Service, Inc., Class B	20,720	4,443,611

Airlines (0.7%)
Delta Air Lines, Inc.*	175,500	6,944,535

Building Products (0.5%)
Carrier Global Corp.	99,200	4,550,304

Industrial Conglomerates (1.0%)
Honeywell International, Inc.	50,700	9,865,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (2.8%)
Deere & Co.	10,900	$4,528,514
Flowserve Corp.	81,300	2,918,670
Parker-Hannifin Corp.	61,800	17,536,368
Terex Corp.	64,216	2,289,943

		27,273,495

Professional Services (0.6%)
Leidos Holdings, Inc.	52,500	5,671,050

Total Industrials		105,854,450

Information Technology (2.5%)
IT Services (0.5%)
Fidelity National Information Services, Inc.	48,800	4,900,496

Technology Hardware, Storage & Peripherals (2.0%)
Seagate Technology Holdings plc	211,100	18,977,890

Total Information Technology		23,878,386

Materials (5.5%)
Chemicals (1.7%)
DuPont de Nemours, Inc.	93,000	6,842,940
FMC Corp.	74,913	9,856,304

		16,699,244

Metals & Mining (3.8%)
Alcoa Corp.	61,072	5,498,312
Freeport-McMoRan, Inc.	571,500	28,426,410
Rio Tinto plc (ADR)	33,700	2,709,480

		36,634,202

Total Materials		53,333,446

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
Host Hotels & Resorts, Inc. (REIT)	777,500	15,106,825
Kilroy Realty Corp. (REIT)	36,600	2,796,972
Kite Realty Group Trust (REIT)	117,100	2,666,367
Ventas, Inc. (REIT)	45,381	2,802,730
Weyerhaeuser Co. (REIT)	137,600	5,215,040

Total Real Estate		28,587,934

Utilities (3.7%)
Electric Utilities (2.7%)
Alliant Energy Corp.	125,500	7,841,240
Exelon Corp.	215,500	10,264,265
NextEra Energy, Inc.	89,700	7,598,487

		25,703,992

Multi-Utilities (1.0%)
CenterPoint Energy, Inc.	317,400	9,725,136

Total Utilities		35,429,128

Total Common Stocks (98.5%) (Cost $775,781,171)		945,787,218

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (2.0%)
FHLB
0.00%, 4/1/22(o)(p)	$18,813,000	18,813,000

Total Short-Term Investment (2.0%) (Cost $18,813,000)		18,813,000

Total Investments in Securities (100.5%) (Cost $794,594,171)		964,600,218
Other Assets Less Liabilities (-0.5%)		(4,815,625)

Net Assets (100%)		$959,784,593

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2022.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

FHLB — Federal Home Loan Bank

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$48,639,616	$—	$—	$48,639,616
Consumer Discretionary	54,325,575	—	—	54,325,575
Consumer Staples	66,987,439	—	—	66,987,439
Energy	103,892,292	—	—	103,892,292
Financials	205,319,892	—	—	205,319,892
Health Care	219,539,060	—	—	219,539,060
Industrials	105,854,450	—	—	105,854,450
Information Technology	23,878,386	—	—	23,878,386
Materials	53,333,446	—	—	53,333,446
Real Estate	28,587,934	—	—	28,587,934
Utilities	35,429,128	—	—	35,429,128
Short-Term Investment
U.S. Government Agency Security	—	18,813,000	—	18,813,000

Total Assets	$945,787,218	$18,813,000	$—	$964,600,218

Total Liabilities	$—	$—	$—	$—

Total	$945,787,218	$18,813,000	$—	$964,600,218

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,859,664
Aggregate gross unrealized depreciation	(11,155,702)

Net unrealized appreciation	$169,703,962

Federal income tax cost of investments in securities and derivative instruments, if applicable	$794,896,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	230,947	$5,457,278
Cogent Communications Holdings, Inc.	101,230	6,716,610
Lumen Technologies, Inc.(x)	29,717	334,911
Verizon Communications, Inc.	235,384	11,990,461

		24,499,260

Entertainment (0.8%)
Activision Blizzard, Inc.	25,195	2,018,372
Electronic Arts, Inc.	9,065	1,146,813
Live Nation Entertainment, Inc.*	4,307	506,676
Netflix, Inc.*	21,409	8,019,597
Take-Two Interactive Software, Inc.*	3,653	561,612
Walt Disney Co. (The)*	58,881	8,076,118

		20,329,188

Interactive Media & Services (4.3%)
Alphabet, Inc., Class A*	13,503	37,556,569
Alphabet, Inc., Class C*	15,278	42,671,301
Match Group, Inc.*	9,103	989,860
Meta Platforms, Inc., Class A*	101,398	22,546,859
Pinterest, Inc., Class A*	29,852	734,658
Snap, Inc., Class A*	44,065	1,585,899
Twitter, Inc.*	25,860	1,000,524

		107,085,670

Media (0.8%)
Charter Communications, Inc., Class A*	12,006	6,549,513
Comcast Corp., Class A	202,697	9,490,274
Discovery, Inc., Class A(x)*	5,061	126,120
Discovery, Inc., Class C*	9,657	241,135
DISH Network Corp., Class A*	8,419	266,461
Fox Corp., Class A	10,447	412,134
Fox Corp., Class B	4,940	179,223
Interpublic Group of Cos., Inc. (The)	12,922	458,085
News Corp., Class A	12,433	275,391
News Corp., Class B	4,207	94,742
Omnicom Group, Inc.	6,827	579,476
Paramount Global, Class B	19,582	740,395

		19,412,949

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	18,988	2,437,110

Total Communication Services		173,764,177

Consumer Discretionary (8.0%)
Auto Components (0.2%)
Aptiv plc*	8,749	1,047,343
BorgWarner, Inc.	8,070	313,923
Luminar Technologies, Inc.(x)*	179,835	2,810,821

		4,172,087

Automobiles (1.4%)
Ford Motor Co.	127,210	2,151,121
General Motors Co.*	87,463	3,825,632
Tesla, Inc.*	27,074	29,174,942

		35,151,695

Distributors (0.1%)
Genuine Parts Co.	4,694	591,538
LKQ Corp.	8,781	398,745
Pool Corp.	1,296	548,014

		1,538,297

Hotels, Restaurants & Leisure (1.6%)
Aramark	93,271	3,506,989
Booking Holdings, Inc.*	1,328	3,118,742
Caesars Entertainment, Inc.*	6,885	532,623
Carnival Corp.*	25,500	515,610
Chipotle Mexican Grill, Inc.*	3,489	5,519,703
Darden Restaurants, Inc.	4,238	563,442
Domino’s Pizza, Inc.	1,134	461,549
Expedia Group, Inc.*	4,810	941,173
Hilton Grand Vacations, Inc.*	55,765	2,900,338
Hilton Worldwide Holdings, Inc.*	8,943	1,357,011
Las Vegas Sands Corp.*	11,267	437,948
Marriott International, Inc., Class A*	8,848	1,555,036
McDonald’s Corp.	24,167	5,976,016
MGM Resorts International	11,933	500,470
Norwegian Cruise Line Holdings Ltd.(x)*	142,061	3,108,295
Penn National Gaming, Inc.*	5,219	221,390
Royal Caribbean Cruises Ltd.*	24,329	2,038,284
Starbucks Corp.	37,202	3,384,266
Wynn Resorts Ltd.*	3,353	267,368
Yum! Brands, Inc.	25,995	3,081,187

		39,987,440

Household Durables (0.2%)
DR Horton, Inc.	25,273	1,883,091
Garmin Ltd.	4,821	571,819
Lennar Corp., Class A	8,516	691,244
Mohawk Industries, Inc.*	1,806	224,305
Newell Brands, Inc.	12,631	270,430
NVR, Inc.*	109	486,932
PulteGroup, Inc.	8,252	345,759
Whirlpool Corp.	1,985	342,968

		4,816,548

Internet & Direct Marketing Retail (2.6%)
Amazon.com, Inc.*	18,820	61,352,259
eBay, Inc.	20,372	1,166,501
Etsy, Inc.*	4,149	515,638

		63,034,398

Leisure Products (0.0%)
Hasbro, Inc.	4,227	346,276

Multiline Retail (0.6%)
Dollar General Corp.	40,369	8,987,350
Dollar Tree, Inc.*	18,907	3,027,956
Target Corp.	15,495	3,288,349

		15,303,655

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	1,962	406,056
AutoZone, Inc.*	675	1,380,091
Bath & Body Works, Inc.	8,052	384,886
Best Buy Co., Inc.	6,955	632,209
Burlington Stores, Inc.*	5,894	1,073,710
CarMax, Inc.*	5,076	489,732
Home Depot, Inc. (The)	33,772	10,108,973
Lowe’s Cos., Inc.	21,790	4,405,720
O’Reilly Automotive, Inc.(x)*	2,178	1,491,843
Ross Stores, Inc.	11,368	1,028,349
TJX Cos., Inc. (The)	38,579	2,337,116
Tractor Supply Co.	3,681	859,035
Ulta Beauty, Inc.*	1,736	691,310

		25,289,030

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	53,703	7,226,276
PVH Corp.	2,315	177,352
Ralph Lauren Corp.	1,425	161,652
Tapestry, Inc.	8,644	321,125
Under Armour, Inc., Class A*	6,956	118,391
Under Armour, Inc., Class C*	7,966	123,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	10,625	$604,137

		8,732,884

Total Consumer Discretionary		198,372,310

Consumer Staples (6.6%)
Beverages (1.2%)
Brown-Forman Corp., Class B	6,059	406,074
Coca-Cola Co. (The)	247,761	15,361,182
Constellation Brands, Inc., Class A	13,271	3,056,577
Molson Coors Beverage Co., Class B	44,643	2,383,043
Monster Beverage Corp.*	11,979	957,122
PepsiCo, Inc.	44,742	7,488,916

		29,652,914

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	14,341	8,258,265
Kroger Co. (The)	21,621	1,240,397
Sysco Corp.	16,264	1,327,955
Walgreens Boots Alliance, Inc.	23,023	1,030,740
Walmart, Inc.	169,015	25,169,714

		37,027,071

Food Products (0.8%)
Archer-Daniels-Midland Co.	18,051	1,629,283
Campbell Soup Co.	6,751	300,892
Conagra Brands, Inc.	15,514	520,805
General Mills, Inc.	19,410	1,314,445
Hershey Co. (The)	4,737	1,026,176
Hormel Foods Corp.	8,916	459,531
J M Smucker Co. (The)	3,382	457,957
Kellogg Co.	8,160	526,238
Kraft Heinz Co. (The)	79,631	3,136,665
Lamb Weston Holdings, Inc.	4,859	291,103
McCormick & Co., Inc. (Non-Voting)	52,417	5,231,217
Mondelez International, Inc., Class A	44,900	2,818,822
Tyson Foods, Inc., Class A	9,490	850,589

		18,563,723

Household Products (1.5%)
Church & Dwight Co., Inc.	7,801	775,263
Clorox Co. (The)	76,797	10,677,087
Colgate-Palmolive Co.	27,259	2,067,050
Kimberly-Clark Corp.	10,842	1,335,301
Procter & Gamble Co. (The)	153,391	23,438,145

		38,292,846

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	14,267	3,885,189

Tobacco (1.4%)
Altria Group, Inc.	295,187	15,423,521
Philip Morris International, Inc.	211,061	19,827,070

		35,250,591

Total Consumer Staples		162,672,334

Energy (4.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	29,290	1,066,449
Halliburton Co.	29,061	1,100,540
Schlumberger NV	45,387	1,874,937

		4,041,926

Oil, Gas & Consumable Fuels (4.4%)
APA Corp.	11,865	490,380
Chevron Corp.	73,850	12,024,995
ConocoPhillips	89,550	8,955,000
Coterra Energy, Inc.	27,001	728,217
Devon Energy Corp.	240,025	14,192,678
Diamondback Energy, Inc.	5,508	755,037
EOG Resources, Inc.	18,922	2,256,070
Equitrans Midstream Corp.	188,421	1,590,273
Exxon Mobil Corp.	354,635	29,289,305
Hess Corp.	8,971	960,256
Kinder Morgan, Inc.	62,561	1,183,029
Kosmos Energy Ltd.*	1,445,245	10,391,312
Marathon Oil Corp.	24,667	619,388
Marathon Petroleum Corp.	18,725	1,600,987
Occidental Petroleum Corp.	305,812	17,351,773
ONEOK, Inc.	14,680	1,036,848
Phillips 66	15,081	1,302,848
Pioneer Natural Resources Co.	7,343	1,835,970
Valero Energy Corp.	13,357	1,356,270
Williams Cos., Inc. (The)	39,295	1,312,846

		109,233,482

Total Energy		113,275,408

Financials (8.6%)
Banks (2.2%)
Bank of America Corp.	229,895	9,476,272
Citigroup, Inc.	64,177	3,427,052
Citizens Financial Group, Inc.	13,996	634,439
Comerica, Inc.	4,227	382,247
Fifth Third Bancorp	22,291	959,405
First Republic Bank	5,808	941,477
Huntington Bancshares, Inc.	46,565	680,780
JPMorgan Chase & Co.	126,002	17,176,593
KeyCorp	30,489	682,344
M&T Bank Corp.	4,153	703,933
People’s United Financial, Inc.	13,613	272,124
PNC Financial Services Group, Inc. (The)‡	13,583	2,505,384
Regions Financial Corp.	30,124	670,560
Signature Bank	1,980	581,110
SVB Financial Group*	7,573	4,236,715
Truist Financial Corp.	43,172	2,447,852
US Bancorp	43,675	2,321,326
Wells Fargo & Co.	125,671	6,090,017
Zions Bancorp NA	4,737	310,558

		54,500,188

Capital Markets (2.4%)
Ameriprise Financial, Inc.	3,583	1,076,190
Bank of New York Mellon Corp. (The)	24,360	1,208,987
BlackRock, Inc.‡	4,612	3,524,352
Brookfield Asset Management, Inc., Class A	34,403	1,946,178
Cboe Global Markets, Inc.	3,375	386,167
Charles Schwab Corp. (The)	48,621	4,099,236
CME Group, Inc.	11,623	2,764,647
FactSet Research Systems, Inc.	1,216	527,926
Franklin Resources, Inc.	9,730	271,661
Goldman Sachs Group, Inc. (The)	10,978	3,623,838
Intercontinental Exchange, Inc.	107,931	14,259,844
Invesco Ltd.	10,363	238,971
MarketAxess Holdings, Inc.	1,211	411,982
Moody’s Corp.	8,748	2,951,663
Morgan Stanley	45,847	4,007,028
MSCI, Inc.	9,044	4,548,047
Nasdaq, Inc.	14,966	2,666,941
Northern Trust Corp.	6,655	774,975
Raymond James Financial, Inc.	6,043	664,186
S&P Global, Inc.	11,455	4,698,612
State Street Corp.	11,836	1,031,152
T. Rowe Price Group, Inc.	7,325	1,107,467
Tradeweb Markets, Inc., Class A	18,358	1,613,117

		58,403,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.3%)
American Express Co.	19,892	$3,719,804
Capital One Financial Corp.	13,386	1,757,448
Discover Financial Services	9,255	1,019,809
Synchrony Financial	16,741	582,754

		7,079,815

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	100,443	35,447,339

Insurance (2.3%)
Aflac, Inc.	19,301	1,242,791
Allstate Corp. (The)	9,075	1,256,978
American International Group, Inc.	122,523	7,690,769
Aon plc, Class A	57,920	18,860,490
Arthur J Gallagher & Co.	6,865	1,198,629
Assurant, Inc.	1,800	327,294
Brown & Brown, Inc.	7,664	553,877
Chubb Ltd.	26,555	5,680,115
Cincinnati Financial Corp.	4,847	658,998
Everest Re Group Ltd.	1,300	391,794
Globe Life, Inc.	3,177	319,606
Hartford Financial Services Group, Inc. (The)	10,883	781,508
Lincoln National Corp.	5,472	357,650
Loews Corp.	6,461	418,802
Marsh & McLennan Cos., Inc.	35,678	6,080,245
MetLife, Inc.	22,605	1,588,679
Principal Financial Group, Inc.	7,857	576,782
Progressive Corp. (The)	18,900	2,154,411
Prudential Financial, Inc.	12,204	1,442,147
Ryan Specialty Group Holdings, Inc., Class A*	46,306	1,796,210
Travelers Cos., Inc. (The)	7,801	1,425,477
W R Berkley Corp.	6,964	463,733
Willis Towers Watson plc	3,983	940,864

		56,207,849

Total Financials		211,638,358

Health Care (11.0%)
Biotechnology (1.7%)
AbbVie, Inc.	57,175	9,268,639
Amgen, Inc.	18,217	4,405,235
Biogen, Inc.*	4,751	1,000,560
Gilead Sciences, Inc.	40,568	2,411,768
Incyte Corp.*	5,923	470,405
Moderna, Inc.*	11,408	1,965,142
Regeneron Pharmaceuticals, Inc.*	7,030	4,909,893
Seagen, Inc.*	20,008	2,882,152
Vertex Pharmaceuticals, Inc.*	57,698	15,057,447

		42,371,241

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	71,651	8,480,612
ABIOMED, Inc.*	1,441	477,317
Align Technology, Inc.*	2,372	1,034,192
Baxter International, Inc.	16,071	1,246,145
Becton Dickinson and Co.	9,210	2,449,860
Boston Scientific Corp.*	46,086	2,041,149
Cooper Cos., Inc. (The)	1,623	677,749
Dentsply Sirona, Inc.	7,033	346,164
Dexcom, Inc.*	3,164	1,618,702
Edwards Lifesciences Corp.*	42,764	5,034,178
Hologic, Inc.*	7,978	612,870
IDEXX Laboratories, Inc.*	2,742	1,500,039
Intuitive Surgical, Inc.*	11,570	3,490,438
Medtronic plc	43,484	4,824,550
ResMed, Inc.	4,684	1,135,917
STERIS plc	3,238	782,851
Stryker Corp.	10,858	2,902,886
Teleflex, Inc.	1,490	528,697
Zimmer Biomet Holdings, Inc.	6,755	863,964

		40,048,280

Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	4,831	747,404
Anthem, Inc.	12,694	6,235,547
Cardinal Health, Inc.	9,209	522,150
Centene Corp.*	47,640	4,010,812
Cigna Corp.	10,445	2,502,726
CVS Health Corp.	42,448	4,296,162
DaVita, Inc.*	1,912	216,266
HCA Healthcare, Inc.	7,745	1,941,052
Henry Schein, Inc.*	4,446	387,647
Humana, Inc.	4,157	1,809,002
Laboratory Corp. of America Holdings*	3,000	790,980
McKesson Corp.	4,845	1,483,200
Molina Healthcare, Inc.*	1,933	644,829
Quest Diagnostics, Inc.	3,780	517,331
UnitedHealth Group, Inc.	62,976	32,115,871
Universal Health Services, Inc., Class B	2,413	349,764

		58,570,743

Health Care Technology (0.0%)
Cerner Corp.	9,468	885,826

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	9,650	1,276,985
Bio-Rad Laboratories, Inc., Class A*	678	381,870
Bio-Techne Corp.	1,309	566,849
Charles River Laboratories International, Inc.*	1,632	463,439
Danaher Corp.	75,434	22,127,055
Illumina, Inc.*	5,055	1,766,217
IQVIA Holdings, Inc.*	6,241	1,442,982
Mettler-Toledo International, Inc.*	1,940	2,663,989
PerkinElmer, Inc.	4,151	724,183
Thermo Fisher Scientific, Inc.	12,744	7,527,244
Waters Corp.*	2,006	622,642
West Pharmaceutical Services, Inc.	2,396	984,061

		40,547,516

Pharmaceuticals (3.6%)
AstraZeneca plc (ADR)	120,517	7,995,098
Bristol-Myers Squibb Co.	108,165	7,899,290
Catalent, Inc.*	5,850	648,765
Eli Lilly and Co.	45,251	12,958,529
Johnson & Johnson	215,383	38,172,329
Merck & Co., Inc.	81,691	6,702,746
Organon & Co.	7,927	276,890
Pfizer, Inc.	227,509	11,778,141
Viatris, Inc.	40,007	435,276
Zoetis, Inc.	15,301	2,885,616

		89,752,680

Total Health Care		272,176,286

Industrials (6.4%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc.*	16,630	2,290,450
Boeing Co. (The)*	17,723	3,393,954
General Dynamics Corp.	7,454	1,797,756
Howmet Aerospace, Inc.	12,285	441,523
Huntington Ingalls Industries, Inc.	1,316	262,463
L3Harris Technologies, Inc.	6,346	1,576,791
Lockheed Martin Corp.	30,426	13,430,036
Northrop Grumman Corp.	4,746	2,122,506
Raytheon Technologies Corp.	71,381	7,071,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Textron, Inc.	7,220	$537,023
TransDigm Group, Inc.*	7,100	4,625,934

		37,550,152

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	4,379	471,662
Expeditors International of Washington, Inc.	5,385	555,516
FedEx Corp.	7,884	1,824,279
United Parcel Service, Inc., Class B	23,582	5,057,396

		7,908,853

Airlines (0.2%)
Alaska Air Group, Inc.*	3,832	222,294
American Airlines Group, Inc.*	22,095	403,234
Delta Air Lines, Inc.*	20,473	810,117
Southwest Airlines Co.*	19,157	877,390
United Airlines Holdings, Inc.*	43,436	2,013,693

		4,326,728

Building Products (0.3%)
A O Smith Corp.	4,319	275,941
Allegion plc	2,741	300,907
Carrier Global Corp.	73,217	3,358,464
Fortune Brands Home & Security, Inc.	4,543	337,454
Johnson Controls International plc	22,724	1,490,012
Masco Corp.	7,825	399,075
Trane Technologies plc	7,500	1,145,250

		7,307,103

Commercial Services & Supplies (0.3%)
Cintas Corp.	2,849	1,211,936
Copart, Inc.*	6,769	849,306
Republic Services, Inc.	6,674	884,305
Rollins, Inc.	7,377	258,564
Waste Connections, Inc.	15,816	2,209,495
Waste Management, Inc.	12,446	1,972,691

		7,386,297

Construction & Engineering (0.2%)
Arcosa, Inc.	74,632	4,272,682
Quanta Services, Inc.	4,542	597,773

		4,870,455

Electrical Equipment (0.4%)
AMETEK, Inc.	22,462	2,991,489
Eaton Corp. plc	12,891	1,956,338
Emerson Electric Co.	19,211	1,883,639
Generac Holdings, Inc.*	2,040	606,410
Rockwell Automation, Inc.	3,749	1,049,833

		8,487,709

Industrial Conglomerates (0.5%)
3M Co.	18,470	2,749,814
General Electric Co.	35,553	3,253,100
Honeywell International, Inc.	22,180	4,315,784
Roper Technologies, Inc.	3,410	1,610,304

		11,929,002

Machinery (1.0%)
Caterpillar, Inc.	43,650	9,726,093
Cummins, Inc.	4,716	967,299
Deere & Co.	9,070	3,768,222
Dover Corp.	4,736	743,079
Fortive Corp.	11,597	706,605
IDEX Corp.	2,380	456,318
Illinois Tool Works, Inc.	9,238	1,934,437
Ingersoll Rand, Inc.	13,061	657,621
Nordson Corp.	1,790	406,473
Otis Worldwide Corp.	13,595	1,046,135
PACCAR, Inc.	11,232	989,202
Parker-Hannifin Corp.	4,236	1,202,007
Pentair plc	5,588	302,926
Snap-on, Inc.	1,663	341,713
Stanley Black & Decker, Inc.	5,253	734,317
Westinghouse Air Brake Technologies Corp.	6,085	585,195
Xylem, Inc.	5,832	497,236

		25,064,878

Professional Services (0.2%)
Dun & Bradstreet Holdings, Inc.*	67,825	1,188,294
Equifax, Inc.	4,041	958,121
Jacobs Engineering Group, Inc.	4,179	575,908
Leidos Holdings, Inc.	4,479	483,822
Nielsen Holdings plc	11,569	315,139
Robert Half International, Inc.	3,672	419,269
Verisk Analytics, Inc.	5,212	1,118,652

		5,059,205

Road & Rail (1.4%)
CSX Corp.	71,732	2,686,364
JB Hunt Transport Services, Inc.	2,676	537,314
Norfolk Southern Corp.	7,755	2,211,881
Old Dominion Freight Line, Inc.	2,994	894,248
Saia, Inc.*	40,798	9,947,368
Union Pacific Corp.	70,453	19,248,464

		35,525,639

Trading Companies & Distributors (0.1%)
Fastenal Co.	18,416	1,093,911
United Rentals, Inc.*	2,344	832,612
WW Grainger, Inc.	1,371	707,148

		2,633,671

Total Industrials		158,049,692

Information Technology (19.4%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	7,151	993,846
Cisco Systems, Inc.	136,401	7,605,720
F5, Inc.*	2,016	421,243
Juniper Networks, Inc.	10,978	407,943
Motorola Solutions, Inc.	56,887	13,778,031

		23,206,783

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	19,305	1,454,632
CDW Corp.	4,371	781,928
Corning, Inc.	24,201	893,259
IPG Photonics Corp.*	1,237	135,773
Keysight Technologies, Inc.*	6,029	952,401
TE Connectivity Ltd.	10,517	1,377,517
Teledyne Technologies, Inc.*	1,496	707,055
Trimble, Inc.*	54,959	3,964,742
Zebra Technologies Corp., Class A*	1,717	710,323

		10,977,630

IT Services (3.4%)
Accenture plc, Class A	20,440	6,892,981
Akamai Technologies, Inc.*	5,142	613,903
Automatic Data Processing, Inc.	13,585	3,091,131
Block, Inc.*	11,468	1,555,061
Broadridge Financial Solutions, Inc.	3,777	588,117
Cognizant Technology Solutions Corp., Class A	16,812	1,507,532
DXC Technology Co.*	7,779	253,829
EPAM Systems, Inc.*	1,873	555,550
Fidelity National Information Services, Inc.	19,694	1,977,671
Fiserv, Inc.*	19,217	1,948,604
FleetCor Technologies, Inc.*	2,677	666,734
Gartner, Inc.*	2,698	802,547
Global Payments, Inc.	9,209	1,260,159
GoDaddy, Inc., Class A*	14,169	1,185,945
International Business Machines Corp.	29,003	3,770,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Jack Henry & Associates, Inc.	51,358	$10,120,094
Mastercard, Inc., Class A	39,212	14,013,585
Paychex, Inc.	10,480	1,430,206
PayPal Holdings, Inc.*	37,677	4,357,345
Toast, Inc., Class A*	33,926	737,212
VeriSign, Inc.*	3,091	687,624
Visa, Inc., Class A	111,182	24,656,832

		82,673,632

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	52,871	5,780,915
Analog Devices, Inc.	16,990	2,806,408
Applied Materials, Inc.	28,719	3,785,164
ASML Holding NV (Registered) (NYRS)	9,657	6,450,200
Broadcom, Inc.	21,829	13,745,285
Enphase Energy, Inc.*	9,121	1,840,435
Entegris, Inc.	28,795	3,779,632
Intel Corp.	131,692	6,526,656
KLA Corp.	4,874	1,784,177
Lam Research Corp.	10,062	5,409,432
Microchip Technology, Inc.	17,981	1,351,092
Micron Technology, Inc.	104,676	8,153,214
Monolithic Power Systems, Inc.	10,401	5,051,558
NVIDIA Corp.	105,047	28,663,124
NXP Semiconductors NV	8,589	1,589,652
Qorvo, Inc.*	3,649	452,841
QUALCOMM, Inc.	36,448	5,569,983
Skyworks Solutions, Inc.	5,305	707,050
SolarEdge Technologies, Inc.*	1,701	548,351
Teradyne, Inc.	5,213	616,333
Texas Instruments, Inc.	29,868	5,480,181
Wolfspeed, Inc.*	20,000	2,277,200

		112,368,883

Software (6.2%)
Adobe, Inc.*	20,600	9,385,772
ANSYS, Inc.*	2,822	896,408
Autodesk, Inc.*	7,109	1,523,814
Bill.com Holdings, Inc.*	11,651	2,642,330
Cadence Design Systems, Inc.*	8,904	1,464,352
Ceridian HCM Holding, Inc.*	34,559	2,362,453
Citrix Systems, Inc.	4,159	419,643
DocuSign, Inc.*	4,400	471,328
Fortinet, Inc.*	4,378	1,496,138
Intuit, Inc.	9,158	4,403,533
Microsoft Corp.	350,245	107,984,036
NortonLifeLock, Inc.	18,635	494,200
Oracle Corp.	50,955	4,215,507
Paycom Software, Inc.*	1,554	538,275
PTC, Inc.*	3,303	355,799
salesforce.com, Inc.*	31,856	6,763,666
ServiceNow, Inc.*	11,347	6,319,031
Synopsys, Inc.*	4,962	1,653,686
Tyler Technologies, Inc.*	1,300	578,357

		153,968,328

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	519,766	90,756,341
Hewlett Packard Enterprise Co.	41,831	698,996
HP, Inc.	34,977	1,269,665
NetApp, Inc.	7,142	592,786
Seagate Technology Holdings plc	6,423	577,428
Western Digital Corp.*	9,828	487,960

		94,383,176

Total Information Technology		477,578,432

Materials (3.5%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	7,171	1,792,105
Albemarle Corp.	3,755	830,418
Celanese Corp.	3,543	506,188
CF Industries Holdings, Inc.	6,875	708,537
Corteva, Inc.	23,513	1,351,527
Dow, Inc.	23,795	1,516,217
DuPont de Nemours, Inc.	16,531	1,216,351
Eastman Chemical Co.	4,048	453,619
Ecolab, Inc.	7,999	1,412,303
FMC Corp.	4,017	528,517
International Flavors & Fragrances, Inc.	8,232	1,081,109
Linde plc	25,974	8,296,875
LyondellBasell Industries NV, Class A	8,641	888,468
Mosaic Co. (The)	12,293	817,485
Nutrien Ltd.	78,775	8,191,812
PPG Industries, Inc.	7,693	1,008,322
Sherwin-Williams Co. (The)	41,487	10,355,985

		40,955,838

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,021	777,863
Vulcan Materials Co.	4,367	802,218

		1,580,081

Containers & Packaging (0.1%)
Amcor plc	48,316	547,420
Avery Dennison Corp.	2,757	479,635
Ball Corp.	10,708	963,720
International Paper Co.	12,886	594,689
Packaging Corp. of America	3,001	468,486
Sealed Air Corp.	4,554	304,936
Westrock Co.	8,238	387,433

		3,746,319

Metals & Mining (1.6%)
Allegheny Technologies, Inc.*	169,119	4,539,154
Cleveland-Cliffs, Inc.*	175,463	5,651,663
Freeport-McMoRan, Inc.	47,479	2,361,606
Newmont Corp.	163,932	13,024,397
Nucor Corp.	8,775	1,304,404
Wheaton Precious Metals Corp.(x)	251,045	11,944,721

		38,825,945

Total Materials		85,108,183

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	4,658	937,422
American Tower Corp. (REIT)	14,729	3,700,219
AvalonBay Communities, Inc. (REIT)	4,520	1,122,632
Boston Properties, Inc. (REIT)	4,575	589,260
Crown Castle International Corp. (REIT)	22,041	4,068,769
Digital Realty Trust, Inc. (REIT)	9,070	1,286,126
Duke Realty Corp. (REIT)	12,221	709,551
Equinix, Inc. (REIT)	6,398	4,744,885
Equity Residential (REIT)	11,098	997,932
Essex Property Trust, Inc. (REIT)	2,101	725,853
Extra Space Storage, Inc. (REIT)	4,423	909,369
Federal Realty Investment Trust (REIT)	2,243	273,803
Healthpeak Properties, Inc. (REIT)	17,638	605,513
Host Hotels & Resorts, Inc. (REIT)	23,033	447,531
Iron Mountain, Inc. (REIT)	9,521	527,559
Kimco Realty Corp. (REIT)	20,168	498,150
Mid-America Apartment Communities, Inc. (REIT)	3,652	764,911
Prologis, Inc. (REIT)	23,932	3,864,539

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Public Storage (REIT)	4,934	$1,925,642
Realty Income Corp. (REIT)	18,297	1,267,982
Regency Centers Corp. (REIT)	5,100	363,834
SBA Communications Corp. (REIT)	3,491	1,201,253
Simon Property Group, Inc. (REIT)	10,600	1,394,536
UDR, Inc. (REIT)	9,864	565,898
Ventas, Inc. (REIT)	12,718	785,464
Vornado Realty Trust (REIT)	4,899	222,023
Welltower, Inc. (REIT)	14,213	1,366,438
Weyerhaeuser Co. (REIT)	24,428	925,821

		36,792,915

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	10,823	990,521

Total Real Estate		37,783,436

Utilities (3.3%)
Electric Utilities (2.2%)
Alliant Energy Corp.	7,977	498,403
American Electric Power Co., Inc.	16,271	1,623,358
Constellation Energy Corp.	10,310	579,937
Duke Energy Corp.	24,877	2,777,766
Edison International	38,377	2,690,228
Entergy Corp.	6,616	772,418
Evergy, Inc.	7,328	500,795
Eversource Energy	11,119	980,585
Exelon Corp.	240,111	11,436,487
FirstEnergy Corp.	193,027	8,852,218
NextEra Energy, Inc.	207,932	17,613,920
NRG Energy, Inc.	7,908	303,351
Pinnacle West Capital Corp.	3,754	293,187
PPL Corp.	24,865	710,144
Southern Co. (The)	34,275	2,485,280
Xcel Energy, Inc.	17,421	1,257,274

		53,375,351

Gas Utilities (0.4%)
Atmos Energy Corp.	80,589	9,629,580

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	140,324	3,610,536

Multi-Utilities (0.5%)
Ameren Corp.	8,437	791,053
CenterPoint Energy, Inc.	98,236	3,009,951
CMS Energy Corp.	9,331	652,610
Consolidated Edison, Inc.	11,308	1,070,642
Dominion Energy, Inc.	26,196	2,225,874
DTE Energy Co.	6,173	816,132
NiSource, Inc.	12,301	391,172
Public Service Enterprise Group, Inc.	16,354	1,144,780
Sempra Energy	10,470	1,760,216
WEC Energy Group, Inc.	10,201	1,018,162

		12,880,592

Water Utilities (0.0%)
American Water Works Co., Inc.	5,871	971,827

Total Utilities		80,467,886

Total Common Stocks (79.9%) (Cost $864,887,331)		1,970,886,502

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	160,044	72,610,362
iShares Morningstar Growth ETF(x)	10,390	675,350
iShares Morningstar U.S. Equity ETF‡	628,708	39,514,298
iShares Morningstar Value ETF(x)	112,526	7,717,033
iShares Russell 1000 ETF(x)	152,199	38,060,404
iShares Russell 1000 Growth ETF(x)	597	165,745
SPDR Portfolio S&P 500 Growth ETF(x)	2,900	192,009
SPDR Portfolio S&P 500 Value ETF	184,300	7,694,525
Vanguard Growth ETF(x)	4,500	1,294,200
Vanguard Large-Cap ETF(x)	188,213	39,240,529
Vanguard Russell 1000 Value	108,300	7,884,240
Vanguard Value ETF(x)	43,500	6,428,430

Total Exchange Traded Funds (9.0%) (Cost $79,163,908)		221,477,125

SHORT-TERM INVESTMENTS:
Investment Companies (5.6%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	134,782,637	134,809,593

Total Investment Companies		136,809,593

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $6,756,329, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 11/15/51; total market value $6,891,407. (xx)	$ 6,756,282	6,756,282
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $3,700,324, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $4,091,455. (xx)	3,700,000	3,700,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $5,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $5,100,086. (xx)	5,000,000	5,000,000
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $5,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/14/22-5/15/51; total market value $4,379,734 and cash in the amount of $706,726. (xx)	5,000,000	5,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $5,000,053, collateralized by various Common Stocks; total market value $5,556,015. (xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $5,000,056, collateralized by various Common Stocks; total market value $5,790,942. (xx)	$5,000,000	$5,000,000

Total Repurchase Agreements		30,456,282

Total Short-Term Investments (6.8%) (Cost $167,283,795)		167,265,875

Total Investments in Securities (95.7%) (Cost $1,111,335,034)		2,359,629,502

Other Assets Less Liabilities (4.3%)		107,047,026

Net Assets (100%)		$2,466,676,528

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $32,097,034. This was collateralized by $696,242 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 8/15/51 and by cash of $32,456,282 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	13,583	2,944,436	—	(224,116)	179,693	(394,629)	2,505,384	18,355	—
Capital Markets
BlackRock, Inc.	4,612	4,526,529	—	(264,500)	181,941	(919,618)	3,524,352	23,082	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF	628,708	43,638,542	—	(1,750,355)	942,458	(3,316,347)	39,514,298	121,247	—

Total		51,109,507	—	(2,238,971)	1,304,092	(4,630,594)	45,544,034	162,684	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,079	6/2022	USD	244,433,963	6,152,803

					6,152,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$173,764,177	$—	$—	$173,764,177
Consumer Discretionary	198,372,310	—	—	198,372,310
Consumer Staples	162,672,334	—	—	162,672,334
Energy	113,275,408	—	—	113,275,408
Financials	211,638,358	—	—	211,638,358
Health Care	272,176,286	—	—	272,176,286
Industrials	158,049,692	—	—	158,049,692
Information Technology	477,578,432	—	—	477,578,432
Materials	85,108,183	—	—	85,108,183
Real Estate	37,783,436	—	—	37,783,436
Utilities	80,467,886	—	—	80,467,886
Exchange Traded Funds	221,477,125	—	—	221,477,125
Futures	6,152,803	—	—	6,152,803
Short-Term Investments
Investment Companies	136,809,593	—	—	136,809,593
Repurchase Agreements	—	30,456,282	—	30,456,282

Total Assets	$2,335,326,023	$30,456,282	$—	$2,365,782,305

Total Liabilities	$—	$—	$—	$—

Total	$2,335,326,023	$30,456,282	$—	$2,365,782,305

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,271,411,688
Aggregate gross unrealized depreciation	(22,099,936)

Net unrealized appreciation	$1,249,311,752

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,116,470,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.4%)
Entertainment (1.1%)
Live Nation Entertainment, Inc.*	5,161	$607,140
Madison Square Garden Sports Corp.*	708	126,987
Netflix, Inc.*	42,245	15,824,555
Playtika Holding Corp.*	10,146	196,122
Roku, Inc.*	11,506	1,441,357
Skillz, Inc.(x)*	29,913	89,739
Spotify Technology SA*	13,354	2,016,721
Take-Two Interactive Software, Inc.*	2,222	341,610
Walt Disney Co. (The)*	9,058	1,242,395
World Wrestling Entertainment, Inc., Class A	3,709	231,590
Zynga, Inc., Class A*	47,786	441,543

		22,559,759

Interactive Media & Services (9.0%)
Alphabet, Inc., Class A*	25,332	70,457,158
Alphabet, Inc., Class C*	23,339	65,185,594
Match Group, Inc.*	27,615	3,002,855
Meta Platforms, Inc., Class A*	225,991	50,251,359
Pinterest, Inc., Class A*	54,922	1,351,630
TripAdvisor, Inc.*	5,953	161,445
Twitter, Inc.*	8,004	309,675
Vimeo, Inc.*	12,921	153,502

		190,873,218

Media (0.3%)
Altice USA, Inc., Class A*	14,344	179,013
Cable One, Inc.(x)	279	408,523
Charter Communications, Inc., Class A*	11,573	6,313,303
Nexstar Media Group, Inc., Class A	261	49,193

		6,950,032

Total Communication Services		220,383,009

Consumer Discretionary (18.4%)
Auto Components (0.0%)
Aptiv plc*	4,826	577,720
QuantumScape Corp.(x)*	17,041	340,650

		918,370

Automobiles (4.2%)
Rivian Automotive, Inc., Class A(x)*	3,469	174,283
Tesla, Inc.*	81,552	87,880,435
Thor Industries, Inc.(x)	2,116	166,529

		88,221,247

Distributors (0.1%)
Pool Corp.	3,797	1,605,561

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	4,685	621,653
Chegg, Inc.*	10,633	385,765
Frontdoor, Inc.*	5,655	168,802
H&R Block, Inc.	13,825	360,003
Mister Car Wash, Inc.(x)*	6,000	88,740

		1,624,963

Hotels, Restaurants & Leisure (2.3%)
Booking Holdings, Inc.*	4,009	9,414,936
Boyd Gaming Corp.	1,708	112,352
Caesars Entertainment, Inc.*	12,372	957,098
Chipotle Mexican Grill, Inc.*	2,742	4,337,926
Choice Hotels International, Inc.	3,402	482,267
Churchill Downs, Inc.	3,601	798,630
Darden Restaurants, Inc.	8,628	1,147,093
Domino’s Pizza, Inc.	2,409	980,487
DraftKings, Inc., Class A(x)*	30,044	584,957
Expedia Group, Inc.*	14,169	2,772,448
Hilton Worldwide Holdings, Inc.*	17,939	2,722,064
Las Vegas Sands Corp.*	32,317	1,256,162
Marriott International, Inc., Class A*	26,585	4,672,314
McDonald’s Corp.	13,003	3,215,382
Penn National Gaming, Inc.*	1,013	42,971
Planet Fitness, Inc., Class A*	5,598	472,919
Six Flags Entertainment Corp.*	2,886	125,541
Starbucks Corp.	115,255	10,484,747
Travel + Leisure Co.	5,504	318,902
Vail Resorts, Inc.	3,899	1,014,793
Wendy’s Co. (The)	17,406	382,410
Wyndham Hotels & Resorts, Inc.	5,652	478,668
Wynn Resorts Ltd.*	10,323	823,156
Yum China Holdings, Inc.	3,265	135,628
Yum! Brands, Inc.	2,438	288,976

		48,022,827

Household Durables (0.2%)
DR Horton, Inc.	13,257	987,779
NVR, Inc.*	206	920,258
PulteGroup, Inc.	7,171	300,465
Tempur Sealy International, Inc.	17,376	485,138
Toll Brothers, Inc.	4,394	206,606
TopBuild Corp.*	2,668	483,948

		3,384,194

Internet & Direct Marketing Retail (6.8%)
Amazon.com, Inc.*	42,456	138,404,437
DoorDash, Inc., Class A*	12,598	1,476,360
eBay, Inc.	60,936	3,489,195
Etsy, Inc.*	12,374	1,537,841
Wayfair, Inc., Class A(x)*	4,130	457,521

		145,365,354

Leisure Products (0.1%)
Brunswick Corp.	962	77,816
Mattel, Inc.*	34,061	756,495
Peloton Interactive, Inc., Class A(x)*	26,307	695,031
Polaris, Inc.	3,868	407,378
YETI Holdings, Inc.*	8,357	501,253

		2,437,973

Multiline Retail (0.3%)
Dollar General Corp.	9,764	2,173,759
Nordstrom, Inc.(x)	9,099	246,674
Target Corp.	21,367	4,534,505

		6,954,938

Specialty Retail (3.3%)
AutoZone, Inc.*	438	895,526
Bath & Body Works, Inc.	13,751	657,298
Best Buy Co., Inc.	5,520	501,768
Burlington Stores, Inc.*	6,107	1,112,512
CarMax, Inc.*	1,370	132,178
Carvana Co.*	7,631	910,302
Five Below, Inc.*	5,382	852,347
Floor & Decor Holdings, Inc., Class A*	9,942	805,302
GameStop Corp., Class A(x)*	6,273	1,044,956
Home Depot, Inc. (The)	103,392	30,948,328
Leslie’s, Inc.*	11,506	222,756
Lithia Motors, Inc.	261	78,331
Lowe’s Cos., Inc.	67,775	13,703,427
O’Reilly Automotive, Inc.*	1,986	1,360,331
Petco Health & Wellness Co., Inc.(x)*	340	6,654
RH*	1,709	557,288
Ross Stores, Inc.	34,231	3,096,536
TJX Cos., Inc. (The)	117,945	7,145,108
Tractor Supply Co.	11,094	2,589,007
Ulta Beauty, Inc.*	5,197	2,069,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Victoria’s Secret & Co.*	4,211	$216,277
Vroom, Inc.*	2,811	7,477
Williams-Sonoma, Inc.	5,492	796,340

		69,709,598

Textiles, Apparel & Luxury Goods (1.0%)
Columbia Sportswear Co.	237	21,456
Deckers Outdoor Corp.*	364	99,652
Hanesbrands, Inc.	20,270	301,820
Lululemon Athletica, Inc.*	11,146	4,070,853
NIKE, Inc., Class B	121,185	16,306,654
Skechers USA, Inc., Class A*	1,441	58,735
Tapestry, Inc.	2,726	101,271
VF Corp.	20,150	1,145,729

		22,106,170

Total Consumer Discretionary		390,351,195

Consumer Staples (4.2%)
Beverages (1.8%)
Boston Beer Co., Inc. (The), Class A(x)*	911	353,896
Brown-Forman Corp., Class A	2,206	138,404
Brown-Forman Corp., Class B	8,888	595,674
Coca-Cola Co. (The)	268,118	16,623,316
Monster Beverage Corp.*	33,687	2,691,592
PepsiCo, Inc.	112,169	18,774,847

		39,177,729

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	40,432	23,282,767
Sysco Corp.	49,972	4,080,214

		27,362,981

Food Products (0.2%)
Beyond Meat, Inc.(x)*	4,910	237,202
Darling Ingredients, Inc.*	837	67,278
Freshpet, Inc.*	3,986	409,123
Hershey Co. (The)	12,268	2,657,617
Kellogg Co.	10,921	704,295
Lamb Weston Holdings, Inc.	4,221	252,880
Pilgrim’s Pride Corp.*	1,899	47,665

		4,376,060

Household Products (0.3%)
Church & Dwight Co., Inc.	1,271	126,312
Clorox Co. (The)	9,726	1,352,206
Colgate-Palmolive Co.	43,275	3,281,543
Kimberly-Clark Corp.	16,578	2,041,747

		6,801,808

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	22,383	6,095,338
Herbalife Nutrition Ltd.*	1,636	49,669
Olaplex Holdings, Inc.*	1,522	23,789

		6,168,796

Tobacco (0.3%)
Altria Group, Inc.	100,693	5,261,209

Total Consumer Staples		89,148,583

Energy (0.5%)
Energy Equipment & Services (0.0%)
Halliburton Co.	4,589	173,785

Oil, Gas & Consumable Fuels (0.5%)
Cheniere Energy, Inc.	22,889	3,173,560
Continental Resources, Inc.	654	40,110
Coterra Energy, Inc.	12,445	335,642
Diamondback Energy, Inc.	8,365	1,146,674
EOG Resources, Inc.	6,786	809,095
Hess Corp.	1,843	197,275
New Fortress Energy, Inc.	2,587	110,232
Occidental Petroleum Corp.	10,464	593,727
Pioneer Natural Resources Co.	9,408	2,352,282
Texas Pacific Land Corp.	575	777,463

		9,536,060

Total Energy		9,709,845

Financials (2.5%)
Banks (0.1%)
Citizens Financial Group, Inc.	7,348	333,085
Synovus Financial Corp.	1,049	51,401
Western Alliance Bancorp	5,180	429,008

		813,494

Capital Markets (1.5%)
Ameriprise Financial, Inc.	6,110	1,835,200
Ares Management Corp.	12,195	990,600
Blackstone, Inc.	66,589	8,452,808
FactSet Research Systems, Inc.	3,189	1,384,504
Goldman Sachs Group, Inc. (The)	1,955	645,346
LPL Financial Holdings, Inc.	7,777	1,420,702
MarketAxess Holdings, Inc.	3,650	1,241,730
Moody’s Corp.	15,042	5,075,321
Morningstar, Inc.	2,070	565,462
MSCI, Inc.	5,556	2,794,001
Raymond James Financial, Inc.	920	101,117
S&P Global, Inc.	16,679	6,841,392
T. Rowe Price Group, Inc.	7,288	1,101,873

		32,450,056

Consumer Finance (0.5%)
American Express Co.	39,091	7,310,017
Credit Acceptance Corp.(x)*	58	31,922
Discover Financial Services	15,742	1,734,611
Synchrony Financial	9,977	347,299
Upstart Holdings, Inc.(x)*	4,454	485,887

		9,909,736

Diversified Financial Services (0.1%)
Apollo Global Management, Inc.	23,063	1,429,675

Insurance (0.3%)
Alleghany Corp.*	143	121,121
Aon plc, Class A	12,583	4,097,402
Arch Capital Group Ltd.*	8,682	420,382
Brown & Brown, Inc.	1,328	95,975
Erie Indemnity Co., Class A	1,696	298,716
Everest Re Group Ltd.	862	259,790
GoHealth, Inc., Class A(x)*	4,012	4,734
Lemonade, Inc.(x)*	388	10,232
Lincoln National Corp.	2,671	174,576
Markel Corp.*	221	326,028
Marsh & McLennan Cos., Inc.	5,862	999,002
RenaissanceRe Holdings Ltd.	1,966	311,631

		7,119,589

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A(x)	13,173	146,484
UWM Holdings Corp.(x)	4,261	19,302

		165,786

Total Financials		51,888,336

Health Care (8.8%)
Biotechnology (2.8%)
AbbVie, Inc.	172,811	28,014,391
Alnylam Pharmaceuticals, Inc.*	11,586	1,891,878
Amgen, Inc.	45,725	11,057,219
CureVac NV(x)*	5,189	101,756
Exact Sciences Corp.*	15,429	1,078,796
Exelixis, Inc.*	25,882	586,745
Horizon Therapeutics plc*	3,988	419,577

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Incyte Corp.*	15,449	$1,226,959
Ionis Pharmaceuticals, Inc.*	12,617	467,334
Iovance Biotherapeutics, Inc.*	4,426	73,693
Mirati Therapeutics, Inc.*	3,412	280,535
Moderna, Inc.*	33,087	5,699,567
Natera, Inc.*	7,598	309,087
Neurocrine Biosciences, Inc.*	9,137	856,594
Novavax, Inc.(x)*	7,363	542,285
Regeneron Pharmaceuticals, Inc.*	1,049	732,643
Sarepta Therapeutics, Inc.*	8,136	635,584
Seagen, Inc.*	11,641	1,676,886
Ultragenyx Pharmaceutical, Inc.*	4,732	343,638
Vertex Pharmaceuticals, Inc.*	9,954	2,597,695

		58,592,862

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	84,948	10,054,445
ABIOMED, Inc.*	4,330	1,434,269
Align Technology, Inc.*	7,694	3,354,584
Dexcom, Inc.*	9,421	4,819,784
Edwards Lifesciences Corp.*	60,423	7,112,996
Figs, Inc., Class A(x)*	2,422	52,121
Globus Medical, Inc., Class A*	390	28,774
IDEXX Laboratories, Inc.*	8,270	4,524,186
Insulet Corp.*	6,459	1,720,613
Intuitive Surgical, Inc.*	34,653	10,454,117
Masimo Corp.*	3,544	515,794
Novocure Ltd.*	9,999	828,417
Penumbra, Inc.*	3,378	750,355
ResMed, Inc.	12,654	3,068,722
STERIS plc	1,140	275,618
Stryker Corp.	14,560	3,892,616
Tandem Diabetes Care, Inc.*	5,684	660,992
Teleflex, Inc.	808	286,703

		53,835,106

Health Care Providers & Services (0.7%)
agilon health, Inc.*	15,293	387,678
Amedisys, Inc.*	2,769	477,071
Cardinal Health, Inc.	16,291	923,700
Chemed Corp.	388	196,541
DaVita, Inc.*	4,611	521,550
Encompass Health Corp.	5,463	388,474
Guardant Health, Inc.*	8,772	581,057
HCA Healthcare, Inc.	23,935	5,998,590
McKesson Corp.	2,152	658,792
Molina Healthcare, Inc.*	856	285,553
Oak Street Health, Inc.(x)*	8,659	232,754
UnitedHealth Group, Inc.	6,349	3,237,799

		13,889,559

Health Care Technology (0.1%)
Certara, Inc.*	5,845	125,550
Definitive Healthcare Corp.*	455	11,216
Veeva Systems, Inc., Class A*	13,387	2,844,202

		2,980,968

Life Sciences Tools & Services (1.4%)
10X Genomics, Inc., Class A*	8,258	628,186
Adaptive Biotechnologies Corp.*	9,471	131,457
Agilent Technologies, Inc.	26,643	3,525,668
Avantor, Inc.*	58,833	1,989,732
Bio-Techne Corp.	3,821	1,654,646
Bruker Corp.	9,995	642,679
Charles River Laboratories International, Inc.*	4,562	1,295,471
Danaher Corp.	3,225	945,989
Illumina, Inc.*	14,265	4,984,191
IQVIA Holdings, Inc.*	9,208	2,128,982
Maravai LifeSciences Holdings, Inc., Class A*	10,720	378,094
Mettler-Toledo International, Inc.*	2,215	3,041,616
Repligen Corp.*	5,036	947,221
Sotera Health Co.*	9,707	210,254
Syneos Health, Inc.*	1,282	103,778
Thermo Fisher Scientific, Inc.	3,459	2,043,058
Waters Corp.*	5,496	1,705,903
West Pharmaceutical Services, Inc.	7,181	2,949,309

		29,306,234

Pharmaceuticals (1.3%)
Catalent, Inc.*	3,906	433,175
Eli Lilly and Co.	65,500	18,757,235
Royalty Pharma plc, Class A	18,809	732,799
Zoetis, Inc.	44,023	8,302,298

		28,225,507

Total Health Care		186,830,236

Industrials (6.1%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	6,337	872,795
BWX Technologies, Inc.	6,744	363,232
HEICO Corp.	1,409	216,338
HEICO Corp., Class A	2,474	313,777
Howmet Aerospace, Inc.	2,797	100,524
Lockheed Martin Corp.	21,172	9,345,321
Northrop Grumman Corp.	1,265	565,733
Spirit AeroSystems Holdings, Inc., Class A	2,987	146,035
TransDigm Group, Inc.*	1,455	947,991
Virgin Galactic Holdings, Inc.(x)*	16,066	158,732

		13,030,478

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	2,484	267,552
Expeditors International of Washington, Inc.	11,985	1,236,373
FedEx Corp.	10,429	2,413,166
GXO Logistics, Inc.*	8,104	578,139
United Parcel Service, Inc., Class B	70,789	15,181,409

		19,676,639

Airlines (0.1%)
Delta Air Lines, Inc.*	62,450	2,471,146

Building Products (0.3%)
Advanced Drainage Systems, Inc.	5,907	701,811
Allegion plc	6,674	732,672
Armstrong World Industries, Inc.	2,243	201,892
AZEK Co., Inc. (The)*	6,001	149,065
Carlisle Cos., Inc.	1,922	472,658
Carrier Global Corp.	39,771	1,824,296
Fortune Brands Home & Security, Inc.	3,371	250,398
Trane Technologies plc	11,360	1,734,672
Trex Co., Inc.*	11,303	738,425

		6,805,889

Commercial Services & Supplies (0.4%)
Cintas Corp.	7,999	3,402,695
Copart, Inc.*	20,427	2,562,976
IAA, Inc.*	13,174	503,905
MSA Safety, Inc.	1,028	136,416
Rollins, Inc.	20,564	720,768
Waste Management, Inc.	6,563	1,040,235

		8,366,995

Electrical Equipment (0.3%)
Fluence Energy, Inc.(x)*	1,356	17,777
Generac Holdings, Inc.*	5,992	1,781,182
Plug Power, Inc.*	49,990	1,430,214
Regal Rexnord Corp.	1,384	205,911
Rockwell Automation, Inc.	6,886	1,928,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vertiv Holdings Co.	31,388	$439,432

		5,802,803

Industrial Conglomerates (0.2%)
3M Co.	8,260	1,229,749
Honeywell International, Inc.	14,681	2,856,629

		4,086,378

Machinery (1.5%)
AGCO Corp.	597	87,180
Allison Transmission Holdings, Inc.	7,687	301,792
Caterpillar, Inc.	45,623	10,165,717
Deere & Co.	27,276	11,332,087
Donaldson Co., Inc.	1,484	77,064
Graco, Inc.	10,185	710,098
Illinois Tool Works, Inc.	27,593	5,777,974
Lincoln Electric Holdings, Inc.	5,608	772,838
Middleby Corp. (The)*	1,620	265,583
Nordson Corp.	970	220,268
Parker-Hannifin Corp.	2,087	592,207
Toro Co. (The)	9,820	839,512
Xylem, Inc.	11,527	982,792

		32,125,112

Professional Services (0.4%)
Booz Allen Hamilton Holding Corp.	13,013	1,143,062
CoStar Group, Inc.*	29,703	1,978,517
Equifax, Inc.	4,522	1,072,166
Legalzoom.com, Inc.(x)*	1,096	15,498
Robert Half International, Inc.	9,290	1,060,732
TransUnion	12,760	1,318,618
Verisk Analytics, Inc.	9,880	2,120,544

		8,709,137

Road & Rail (1.1%)
JB Hunt Transport Services, Inc.	7,293	1,464,361
Landstar System, Inc.	3,311	499,398
Lyft, Inc., Class A*	28,385	1,089,984
Old Dominion Freight Line, Inc.	9,200	2,747,856
TuSimple Holdings, Inc., Class A(x)*	1,502	18,324
Uber Technologies, Inc.*	135,079	4,819,619
Union Pacific Corp.	39,741	10,857,639
XPO Logistics, Inc.*	8,104	589,971

		22,087,152

Trading Companies & Distributors (0.3%)
Core & Main, Inc., Class A*	2,827	68,385
Fastenal Co.	49,735	2,954,259
SiteOne Landscape Supply, Inc.*	2,243	362,671
United Rentals, Inc.*	2,452	870,975
WW Grainger, Inc.	3,726	1,921,833

		6,178,123

Total Industrials		129,339,852

Information Technology (45.8%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	21,040	2,924,139
CommScope Holding Co., Inc.*	19,604	154,480
Ubiquiti, Inc.(x)	570	165,961

		3,244,580

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	40,576	3,057,402
CDW Corp.	13,238	2,368,146
Cognex Corp.	16,703	1,288,636
Coherent, Inc.*	2,141	585,264
Corning, Inc.	25,135	927,733
IPG Photonics Corp.*	255	27,989
Jabil, Inc.	11,343	700,203
Keysight Technologies, Inc.*	7,953	1,256,335
Vontier Corp.	8,935	226,860
Zebra Technologies Corp., Class A*	5,202	2,152,067

		12,590,635

IT Services (6.5%)
Accenture plc, Class A	50,012	16,865,547
Automatic Data Processing, Inc.	38,270	8,707,956
Block, Inc.*	46,915	6,361,674
Broadridge Financial Solutions, Inc.	10,259	1,597,429
Cloudflare, Inc., Class A*	23,806	2,849,578
EPAM Systems, Inc.*	5,258	1,559,575
Euronet Worldwide, Inc.*	3,502	455,785
Fiserv, Inc.*	3,977	403,268
FleetCor Technologies, Inc.*	1,777	442,580
Gartner, Inc.*	7,816	2,324,947
Genpact Ltd.	892	38,811
Globant SA*	3,948	1,034,652
GoDaddy, Inc., Class A*	1,673	140,030
Jack Henry & Associates, Inc.	1,883	371,045
Mastercard, Inc., Class A	85,588	30,587,439
MongoDB, Inc.*	6,203	2,751,589
Okta, Inc.*	12,317	1,859,374
Paychex, Inc.	27,446	3,745,556
PayPal Holdings, Inc.*	114,938	13,292,580
Sabre Corp.*	31,385	358,730
Shift4 Payments, Inc., Class A(x)*	4,194	259,734
Snowflake, Inc., Class A*	18,289	4,190,559
StoneCo Ltd., Class A*	20,113	235,322
Switch, Inc., Class A	11,195	345,030
Thoughtworks Holding, Inc.*	1,415	29,446
Twilio, Inc., Class A*	4,573	753,676
Visa, Inc., Class A	162,584	36,056,254
Western Union Co. (The)	9,715	182,059
WEX, Inc.*	2,928	522,502
Wix.com Ltd.*	5,208	544,028

		138,866,755

Semiconductors & Semiconductor Equipment (8.5%)
Advanced Micro Devices, Inc.*	159,800	17,472,532
Allegro MicroSystems, Inc.*	3,884	110,306
Analog Devices, Inc.	20,900	3,452,262
Applied Materials, Inc.	88,103	11,611,975
Azenta, Inc.	5,892	488,329
Broadcom, Inc.	39,047	24,587,115
Enphase Energy, Inc.*	12,886	2,600,137
Entegris, Inc.	13,152	1,726,331
GLOBALFOUNDRIES, Inc.(x)*	2,691	167,972
KLA Corp.	14,828	5,427,938
Lam Research Corp.	13,754	7,394,288
Microchip Technology, Inc.	44,834	3,368,827
Micron Technology, Inc.	15,122	1,177,852
MKS Instruments, Inc.	4,558	683,700
Monolithic Power Systems, Inc.	4,379	2,126,793
NVIDIA Corp.	234,015	63,853,333
NXP Semiconductors NV	7,954	1,472,126
ON Semiconductor Corp.*	22,380	1,401,212
QUALCOMM, Inc.	110,339	16,862,006
Skyworks Solutions, Inc.	7,607	1,013,861
Teradyne, Inc.	15,919	1,882,103
Texas Instruments, Inc.	56,014	10,277,449
Universal Display Corp.	4,228	705,865

		179,864,312

Software (17.4%)
Adobe, Inc.*	46,701	21,277,910
Alteryx, Inc., Class A*	5,742	410,725
Anaplan, Inc.*	13,868	902,113
ANSYS, Inc.*	3,540	1,124,481
Aspen Technology, Inc.*	6,527	1,079,370
Atlassian Corp. plc, Class A*	13,622	4,002,552
Autodesk, Inc.*	21,532	4,615,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Avalara, Inc.*	8,366	$832,501
Bentley Systems, Inc., Class B	13,479	595,502
Bill.com Holdings, Inc.*	8,972	2,034,760
C3.ai, Inc., Class A(x)*	1,541	34,981
Cadence Design Systems, Inc.*	26,856	4,416,738
CDK Global, Inc.	1,793	87,283
Citrix Systems, Inc.	4,307	434,576
Coupa Software, Inc.*	7,149	726,553
Crowdstrike Holdings, Inc., Class A*	19,260	4,373,561
Datadog, Inc., Class A*	24,857	3,765,090
DocuSign, Inc.*	18,847	2,018,891
DoubleVerify Holdings, Inc.*	5,052	127,159
Dropbox, Inc., Class A*	29,015	674,599
Duck Creek Technologies, Inc.*	1,562	34,551
Dynatrace, Inc.*	18,087	851,898
Elastic NV*	7,168	637,594
Everbridge, Inc.*	3,746	163,475
Fair Isaac Corp.*	2,591	1,208,598
Five9, Inc.*	6,591	727,646
Fortinet, Inc.*	13,086	4,472,010
HubSpot, Inc.(x)*	4,403	2,091,161
Informatica, Inc., Class A*	2,355	46,488
Intuit, Inc.	25,965	12,485,011
Jamf Holding Corp.*	4,426	154,069
Mandiant Corp.*	6,708	149,655
Manhattan Associates, Inc.*	3,295	457,049
Microsoft Corp.#	737,183	227,280,891
nCino, Inc.(x)*	5,481	224,611
NCR Corp.*	4,232	170,084
New Relic, Inc.*	5,038	336,941
NortonLifeLock, Inc.	14,230	377,380
Nutanix, Inc., Class A*	20,574	551,795
Oracle Corp.	150,446	12,446,398
Palantir Technologies, Inc., Class A*	162,197	2,226,965
Palo Alto Networks, Inc.*	9,314	5,798,058
Paycom Software, Inc.*	4,954	1,715,967
Paycor HCM, Inc.*	2,289	66,633
Paylocity Holding Corp.*	3,838	789,745
Pegasystems, Inc.	3,761	303,325
Procore Technologies, Inc.*	4,189	242,794
PTC, Inc.*	10,297	1,109,193
RingCentral, Inc., Class A*	7,983	935,687
salesforce.com, Inc.*	17,567	3,729,825
ServiceNow, Inc.*	19,277	10,735,169
Smartsheet, Inc., Class A*	11,868	650,129
Splunk, Inc.*	15,777	2,344,620
Synopsys, Inc.*	9,401	3,133,071
Teradata Corp.*	8,990	443,117
Trade Desk, Inc. (The), Class A*	42,432	2,938,416
Tyler Technologies, Inc.*	3,406	1,515,295
Unity Software, Inc.*	14,720	1,460,371
VMware, Inc., Class A	8,075	919,500
Workday, Inc., Class A*	18,553	4,442,701
Zendesk, Inc.*	11,624	1,398,251
Zoom Video Communications, Inc., Class A*	21,268	2,493,248
Zscaler, Inc.*	7,707	1,859,545

		369,653,659

Technology Hardware, Storage & Peripherals (12.6%)
Apple, Inc.	1,509,864	263,637,353
Dell Technologies, Inc., Class C*	12,900	647,451
HP, Inc.	39,107	1,419,584
NetApp, Inc.	14,416	1,196,528
Pure Storage, Inc., Class A*	24,373	860,611

		267,761,527

Total Information Technology		971,981,468

Materials (0.9%)
Chemicals (0.7%)
Axalta Coating Systems Ltd.*	3,567	87,677
Celanese Corp.	3,873	553,336
Chemours Co. (The)	8,151	256,593
Diversey Holdings Ltd.*	5,794	43,861
Dow, Inc.	5,262	335,295
Ecolab, Inc.	21,437	3,784,917
FMC Corp.	3,132	412,077
LyondellBasell Industries NV, Class A	3,159	324,808
Olin Corp.	1,067	55,783
PPG Industries, Inc.	9,762	1,279,505
RPM International, Inc.	7,284	593,209
Scotts Miracle-Gro Co. (The)	4,010	493,070
Sherwin-Williams Co. (The)	23,512	5,869,065
Westlake Corp.	648	79,963

		14,169,159

Containers & Packaging (0.1%)
Avery Dennison Corp.	4,294	747,027
Ball Corp.	9,174	825,660
Crown Holdings, Inc.	1,475	184,508
Graphic Packaging Holding Co.	7,775	155,811
Sealed Air Corp.	7,837	524,766

		2,437,772

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	41,913	2,084,752
Southern Copper Corp.	7,501	569,326
Steel Dynamics, Inc.	3,444	287,333

		2,941,411

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	625	38,825

Total Materials		19,587,167

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
American Tower Corp. (REIT)	44,144	11,089,856
Crown Castle International Corp. (REIT)	42,132	7,777,567
Equinix, Inc. (REIT)	6,205	4,601,752
Equity LifeStyle Properties, Inc. (REIT)	8,963	685,490
Extra Space Storage, Inc. (REIT)	1,140	234,384
Iron Mountain, Inc. (REIT)	19,704	1,091,799
Lamar Advertising Co. (REIT), Class A	7,357	854,736
Public Storage (REIT)	11,258	4,393,772
SBA Communications Corp. (REIT)	1,764	606,993
Simon Property Group, Inc. (REIT)	27,352	3,598,429

		34,934,778

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	1,729	158,238
Opendoor Technologies, Inc.(x)*	8,949	77,409
Zillow Group, Inc., Class A*	5,803	279,879
Zillow Group, Inc., Class C*	16,542	815,355

		1,330,881

Total Real Estate		36,265,659

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	10,791	413,943

Independent Power and Renewable Electricity Producers (0.0%)
Brookfield Renewable Corp.	3,131	137,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Total Utilities		$551,081

Total Common Stocks (99.3%) (Cost $523,115,008)		2,106,036,431

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	500,000	500,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $5,597,577, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $5,709,489. (xx)	$5,597,538	5,597,538
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $500,044, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $552,899. (xx)	500,000	500,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $200,002, collateralized by various Common Stocks; total market value $231,638. (xx)	200,000	200,000

Total Repurchase Agreements		6,297,538

Total Short-Term Investments (0.3%) (Cost $6,797,538)		6,797,538

Total Investments in Securities (99.6%) (Cost $529,912,546)		2,112,833,969
Other Assets Less Liabilities (0.4%)		9,429,450

Net Assets (100%)		$2,122,263,419

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,099,160.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $7,534,782. This was collateralized by $1,263,327 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.125%, maturing 4/15/22 – 8/15/51 and by cash of $6,797,538 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	65	6/2022	USD	14,724,938	918,832

					918,832

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$220,383,009	$—	$—	$220,383,009
Consumer Discretionary	390,351,195	—	—	390,351,195
Consumer Staples	89,148,583	—	—	89,148,583
Energy	9,709,845	—	—	9,709,845
Financials	51,888,336	—	—	51,888,336
Health Care	186,830,236	—	—	186,830,236
Industrials	129,339,852	—	—	129,339,852
Information Technology	971,981,468	—	—	971,981,468
Materials	19,587,167	—	—	19,587,167
Real Estate	36,265,659	—	—	36,265,659
Utilities	551,081	—	—	551,081
Futures	918,832	—	—	918,832
Short-Term Investments
Investment Company	500,000	—	—	500,000
Repurchase Agreements	—	6,297,538	—	6,297,538

Total Assets	$2,107,455,263	$6,297,538	$—	$2,113,752,801

Total Liabilities	$—	$—	$—	$—

Total	$2,107,455,263	$6,297,538	$—	$2,113,752,801

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,621,335,352
Aggregate gross unrealized depreciation	(37,612,455)

Net unrealized appreciation	$1,583,722,897

Federal income tax cost of investments in securities and derivative instruments, if applicable	$530,029,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.0%)
Entertainment (1.6%)
Activision Blizzard, Inc.	25,517	$2,044,167
Live Nation Entertainment, Inc.*	4,882	574,318
Madison Square Garden Sports Corp.*	576	103,311
Netflix, Inc.*	123,887	46,406,831
Playtika Holding Corp.*	8,887	171,786
ROBLOX Corp., Class A*	37,199	1,720,082
Roku, Inc.*	10,954	1,372,207
Sea Ltd. (ADR)*	48,705	5,834,372
Skillz, Inc.(x)*	30,319	90,957
Spotify Technology SA*	35,690	5,389,904
Take-Two Interactive Software, Inc.*	2,243	344,839
Walt Disney Co. (The)*	110,023	15,090,755
World Wrestling Entertainment, Inc., Class A	3,431	214,232
Zynga, Inc., Class A*	44,630	412,381

		79,770,142

Interactive Media & Services (7.3%)
Alphabet, Inc., Class A*	37,257	103,624,757
Alphabet, Inc., Class C*	45,654	127,511,165
Match Group, Inc.*	57,333	6,234,390
Meta Platforms, Inc., Class A*	505,859	112,482,807
Pinterest, Inc., Class A*	53,294	1,311,565
Snap, Inc., Class A*	172,648	6,213,602
TripAdvisor, Inc.*	5,238	142,055
Twitter, Inc.*	7,763	300,351
Vimeo, Inc.*	12,098	143,724

		357,964,416

Media (0.1%)
Altice USA, Inc., Class A*	14,614	182,383
Cable One, Inc.(x)	272	398,273
Charter Communications, Inc., Class A*	10,690	5,831,609
Nexstar Media Group, Inc., Class A	327	61,633

		6,473,898

Total Communication Services		444,208,456

Consumer Discretionary (14.2%)
Auto Components (0.0%)
Aptiv plc*	4,732	566,467
QuantumScape Corp.(x)*	17,121	342,249

		908,716

Automobiles (2.7%)
Ferrari NV	15,742	3,433,172
Rivian Automotive, Inc., Class A(x)*	85,695	4,305,317
Tesla, Inc.*	113,260	122,048,976
Thor Industries, Inc.(x)	2,067	162,673

		129,950,138

Distributors (0.0%)
Pool Corp.	3,646	1,541,711

Diversified Consumer Services (0.0%)
Bright Horizons Family Solutions, Inc.*	4,577	607,322
Chegg, Inc.*	9,078	329,350
Frontdoor, Inc.*	6,147	183,488
H&R Block, Inc.	11,944	311,022
Mister Car Wash, Inc.*	6,290	93,029

		1,524,211

Hotels, Restaurants & Leisure (2.3%)
Airbnb, Inc., Class A*	68,610	11,784,454
Booking Holdings, Inc.*	5,345	12,552,465
Boyd Gaming Corp.	1,911	125,706
Caesars Entertainment, Inc.*	11,611	898,227
Chipotle Mexican Grill, Inc.*	5,768	9,125,149
Choice Hotels International, Inc.	3,248	460,437
Churchill Downs, Inc.	3,378	749,173
Darden Restaurants, Inc.	8,155	1,084,207
Domino’s Pizza, Inc.	15,727	6,401,046
DraftKings, Inc., Class A(x)*	29,181	568,154
Expedia Group, Inc.*	30,818	6,030,158
Hilton Worldwide Holdings, Inc.*	17,199	2,609,776
Las Vegas Sands Corp.*	91,832	3,569,510
Marriott International, Inc., Class A*	25,488	4,479,516
McDonald’s Corp.	41,951	10,373,643
Penn National Gaming, Inc.*	1,149	48,741
Planet Fitness, Inc., Class A*	5,322	449,603
Six Flags Entertainment Corp.*	2,403	104,531
Starbucks Corp.	282,125	25,664,911
Travel + Leisure Co.	5,033	291,612
Vail Resorts, Inc.	3,671	955,451
Wendy’s Co. (The)	16,285	357,781
Wyndham Hotels & Resorts, Inc.	5,581	472,655
Wynn Resorts Ltd.*	43,581	3,475,149
Yum China Holdings, Inc.	110,580	4,593,493
Yum! Brands, Inc.	36,646	4,343,650

		111,569,198

Household Durables (0.2%)
DR Horton, Inc.	12,898	961,030
NVR, Inc.*	199	888,987
PulteGroup, Inc.	7,030	294,557
Sonos, Inc.(x)*	164,200	4,633,724
Tempur Sealy International, Inc.	16,271	454,286
Toll Brothers, Inc.	3,733	175,526
TopBuild Corp.*	2,531	459,098

		7,867,208

Internet & Direct Marketing Retail (5.2%)
Alibaba Group Holding Ltd. (ADR)*	59,549	6,478,931
Amazon.com, Inc.*	73,389	239,244,470
Coupang, Inc.*	76,697	1,356,003
DoorDash, Inc., Class A*	40,193	4,710,218
eBay, Inc.	58,664	3,359,101
Etsy, Inc.*	11,856	1,473,464
Wayfair, Inc., Class A(x)*	3,945	437,027

		257,059,214

Leisure Products (0.1%)
Brunswick Corp.	733	59,292
Mattel, Inc.*	32,887	730,420
Peloton Interactive, Inc., Class A(x)*	94,795	2,504,484
Polaris, Inc.(x)	3,658	385,261
YETI Holdings, Inc.*	8,213	492,616

		4,172,073

Multiline Retail (0.3%)
Dollar General Corp.	9,361	2,084,040
Nordstrom, Inc.(x)	8,735	236,806
Target Corp.	68,061	14,443,905

		16,764,751

Specialty Retail (2.3%)
AutoZone, Inc.*	420	858,724
Bath & Body Works, Inc.	12,869	615,138
Best Buy Co., Inc.	145,505	13,226,404
Burlington Stores, Inc.*	5,750	1,047,477
CarMax, Inc.*	1,382	133,335
Carvana Co.*	13,345	1,591,925
Dick’s Sporting Goods, Inc.(x)	96,275	9,629,425
Five Below, Inc.*	5,153	816,081
Floor & Decor Holdings, Inc., Class A*	9,417	762,777
GameStop Corp., Class A(x)*	6,134	1,021,802
Home Depot, Inc. (The)	97,940	29,316,380
Leslie’s, Inc.*	13,452	260,431

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Lithia Motors, Inc.	189	$56,723
Lowe’s Cos., Inc.	63,225	12,783,463
O’Reilly Automotive, Inc.*	1,929	1,321,288
Petco Health & Wellness Co., Inc.(x)*	303	5,930
RH*	1,685	549,462
Ross Stores, Inc.	105,896	9,579,352
TJX Cos., Inc. (The)	111,849	6,775,812
Tractor Supply Co.	10,636	2,482,123
Ulta Beauty, Inc.*	4,925	1,961,234
Victoria’s Secret & Co.*	4,162	213,760
Vroom, Inc.*	3,360	8,938
Williams-Sonoma, Inc.	122,716	17,793,820

		112,811,804

Textiles, Apparel & Luxury Goods (1.1%)
Columbia Sportswear Co.	289	26,163
Deckers Outdoor Corp.*	321	87,880
Hanesbrands, Inc.	18,761	279,351
Lululemon Athletica, Inc.*	23,229	8,483,928
NIKE, Inc., Class B	153,308	20,629,124
Ralph Lauren Corp.	146,849	16,658,551
Skechers USA, Inc., Class A*	1,723	70,229
Tapestry, Inc.	2,171	80,653
Under Armour, Inc., Class A*	368,535	6,272,466
VF Corp.	19,252	1,094,669

		53,683,014

Total Consumer Discretionary		697,852,038

Consumer Staples (3.0%)
Beverages (1.8%)
Boston Beer Co., Inc. (The), Class A*	13,129	5,100,223
Brown-Forman Corp., Class A	1,899	119,143
Brown-Forman Corp., Class B	8,269	554,189
Coca-Cola Co. (The)	393,304	24,384,848
Constellation Brands, Inc., Class A	33,915	7,811,303
Diageo plc (ADR)	31,110	6,319,685
Monster Beverage Corp.*	221,271	17,679,553
PepsiCo, Inc.	157,840	26,419,259

		88,388,203

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	38,764	22,322,249
Sysco Corp.	47,910	3,911,852
Walmart, Inc.	32,278	4,806,840

		31,040,941

Food Products (0.2%)
Beyond Meat, Inc.(x)*	4,609	222,661
Darling Ingredients, Inc.*	1,000	80,380
Freshpet, Inc.*	3,931	403,478
Hershey Co. (The)	11,762	2,548,002
Kellogg Co.	10,464	674,823
Lamb Weston Holdings, Inc.	4,182	250,543
Nestle SA (Registered)	40,667	5,279,423
Pilgrim’s Pride Corp.*	1,459	36,621

		9,495,931

Household Products (0.2%)
Church & Dwight Co., Inc.	1,055	104,846
Clorox Co. (The)	9,324	1,296,315
Colgate-Palmolive Co.	41,489	3,146,111
Kimberly-Clark Corp.	15,894	1,957,505

		6,504,777

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	21,459	5,843,715
Herbalife Nutrition Ltd.*	1,127	34,216
Olaplex Holdings, Inc.*	1,732	27,071

		5,905,002

Tobacco (0.1%)
Altria Group, Inc.	95,105	4,969,236

Total Consumer Staples		146,304,090

Energy (0.4%)
Energy Equipment & Services (0.2%)
Halliburton Co.	4,611	174,619
Schlumberger NV	241,075	9,958,808

		10,133,427

Oil, Gas & Consumable Fuels (0.2%)
Cheniere Energy, Inc.	21,945	3,042,674
Continental Resources, Inc.	782	47,960
Coterra Energy, Inc.	12,564	338,851
Diamondback Energy, Inc.	7,987	1,094,858
EOG Resources, Inc.	6,582	784,772
Hess Corp.	1,635	175,010
New Fortress Energy, Inc.(x)	3,093	131,793
Occidental Petroleum Corp.	10,306	584,762
Pioneer Natural Resources Co.	9,019	2,255,021
Texas Pacific Land Corp.	564	762,590

		9,218,291

Total Energy		19,351,718

Financials (1.5%)
Banks (0.0%)
Citizens Financial Group, Inc.	6,821	309,196
Synovus Financial Corp.	1,273	62,377
Western Alliance Bancorp	5,047	417,992

		789,565

Capital Markets (1.1%)
Ameriprise Financial, Inc.	5,852	1,757,707
Ares Management Corp.	11,916	967,937
Blackstone, Inc.	65,718	8,342,243
FactSet Research Systems, Inc.	19,105	8,294,436
Goldman Sachs Group, Inc. (The)	1,875	618,937
LPL Financial Holdings, Inc.	7,406	1,352,928
MarketAxess Holdings, Inc.	6,110	2,078,622
Moody’s Corp.	14,422	4,866,127
Morningstar, Inc.	2,051	560,272
MSCI, Inc.	24,015	12,076,663
Raymond James Financial, Inc.	718	78,915
S&P Global, Inc.	15,991	6,559,188
SEI Investments Co.	99,941	6,017,448
T. Rowe Price Group, Inc.	7,047	1,065,436
Tradeweb Markets, Inc., Class A	4,712	414,043

		55,050,902

Consumer Finance (0.2%)
American Express Co.	36,742	6,870,754
Credit Acceptance Corp.(x)*	36	19,813
Discover Financial Services	14,735	1,623,650
Synchrony Financial	9,065	315,553
Upstart Holdings, Inc.(x)*	4,458	486,323

		9,316,093

Diversified Financial Services (0.0%)
Apollo Global Management, Inc.	21,996	1,363,532

Insurance (0.2%)
Alleghany Corp.*	147	124,509
Aon plc, Class A	12,064	3,928,400
Arch Capital Group Ltd.*	8,563	414,620
Brown & Brown, Inc.	1,414	102,190
Erie Indemnity Co., Class A	1,549	272,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Everest Re Group Ltd.	795	$239,597
GoHealth, Inc., Class A(x)*	4,797	5,661
Lemonade, Inc.(x)*	464	12,236
Lincoln National Corp.	2,842	185,753
Markel Corp.*	208	306,850
Marsh & McLennan Cos., Inc.	5,666	965,600
RenaissanceRe Holdings Ltd.	1,776	281,514

		6,839,755

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A(x)	14,344	159,505
UWM Holdings Corp.(x)	2,392	10,836

		170,341

Total Financials		73,530,188

Health Care (7.2%)
Biotechnology (1.9%)
AbbVie, Inc.	165,681	26,858,547
Alnylam Pharmaceuticals, Inc.*	78,270	12,780,708
Amgen, Inc.	43,077	10,416,880
Argenx SE (ADR)*	4,259	1,342,905
BioMarin Pharmaceutical, Inc.*	47,429	3,656,776
CRISPR Therapeutics AG(x)*	82,925	5,205,202
CureVac NV(x)*	4,650	91,186
Exact Sciences Corp.*	15,291	1,069,147
Exelixis, Inc.*	24,569	556,979
Horizon Therapeutics plc*	3,704	389,698
Incyte Corp.*	14,634	1,162,232
Ionis Pharmaceuticals, Inc.*	12,211	452,295
Iovance Biotherapeutics, Inc.*	5,155	85,831
Mirati Therapeutics, Inc.*	3,226	265,242
Moderna, Inc.*	31,722	5,464,432
Natera, Inc.*	7,412	301,520
Neurocrine Biosciences, Inc.*	8,601	806,344
Novavax, Inc.(x)*	7,219	531,679
Regeneron Pharmaceuticals, Inc.*	22,590	15,777,308
Sarepta Therapeutics, Inc.*	7,867	614,570
Seagen, Inc.*	11,293	1,626,757
Ultragenyx Pharmaceutical, Inc.*	4,548	330,276
Vertex Pharmaceuticals, Inc.*	9,543	2,490,437

		92,276,951

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	181,027	21,426,356
ABIOMED, Inc.*	4,116	1,363,384
Align Technology, Inc.*	21,734	9,476,024
Dexcom, Inc.*	9,032	4,620,771
Edwards Lifesciences Corp.*	57,929	6,819,402
Figs, Inc., Class A(x)*	935	20,121
Globus Medical, Inc., Class A*	460	33,939
IDEXX Laboratories, Inc.*	7,929	4,337,639
Insulet Corp.*	10,534	2,806,152
Intuitive Surgical, Inc.*	89,290	26,937,007
Masimo Corp.*	3,285	478,099
Novocure Ltd.(x)*	9,477	785,170
Penumbra, Inc.*	3,290	730,808
ResMed, Inc.	12,132	2,942,131
STERIS plc	1,095	264,738
Stryker Corp.	32,012	8,558,408
Tandem Diabetes Care, Inc.*	5,573	648,084
Teleflex, Inc.	823	292,025

		92,540,258

Health Care Providers & Services (0.8%)
agilon health, Inc.*	15,364	389,477
Amedisys, Inc.*	2,549	439,167
Cardinal Health, Inc.	15,101	856,227
Chemed Corp.	341	172,734
Cigna Corp.	10,461	2,506,560
DaVita, Inc.*	4,126	466,692
Encompass Health Corp.	5,185	368,705
Guardant Health, Inc.*	8,601	569,730
HCA Healthcare, Inc.	37,138	9,307,526
Humana, Inc.	6,490	2,824,253
McKesson Corp.	1,975	604,607
Molina Healthcare, Inc.*	859	286,554
Oak Street Health, Inc.(x)*	8,448	227,082
UnitedHealth Group, Inc.	34,593	17,641,392

		36,660,706

Health Care Technology (0.4%)
Certara, Inc.*	5,347	114,854
Definitive Healthcare Corp.(x)*	188	4,634
Doximity, Inc., Class A*	177,539	9,248,006
Veeva Systems, Inc., Class A*	47,745	10,143,903

		19,511,397

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A*	8,015	609,701
Adaptive Biotechnologies Corp.*	9,946	138,050
Agilent Technologies, Inc.	25,181	3,332,202
Avantor, Inc.*	125,106	4,231,085
Bio-Techne Corp.	3,630	1,571,935
Bruker Corp.	9,329	599,855
Charles River Laboratories International, Inc.*	4,313	1,224,763
Danaher Corp.	3,092	906,976
Illumina, Inc.*	57,595	20,123,693
IQVIA Holdings, Inc.*	8,828	2,041,122
Maravai LifeSciences Holdings, Inc., Class A*	10,770	379,858
Mettler-Toledo International, Inc.*	2,124	2,916,656
Repligen Corp.*	4,790	900,951
Sotera Health Co.*	9,028	195,547
Syneos Health, Inc.*	1,212	98,111
Thermo Fisher Scientific, Inc.	3,316	1,958,595
Waters Corp.*	5,269	1,635,445
West Pharmaceutical Services, Inc.	6,885	2,827,738

		45,692,283

Pharmaceuticals (1.3%)
AstraZeneca plc (ADR)	16,019	1,062,700
Catalent, Inc.*	3,924	435,172
Eli Lilly and Co.	79,245	22,693,391
Novartis AG (ADR)	125,622	11,023,330
Novo Nordisk A/S (ADR)	42,364	4,704,522
Roche Holding AG (ADR)	211,563	10,453,328
Royalty Pharma plc, Class A	17,857	695,709
Zoetis, Inc.	73,288	13,821,384

		64,889,536

Total Health Care		351,571,131

Industrials (4.1%)
Aerospace & Defense (0.9%)
Airbus SE*	27,524	3,326,924
Axon Enterprise, Inc.*	6,156	847,866
Boeing Co. (The)*	94,149	18,029,534
BWX Technologies, Inc.	6,247	336,463
HEICO Corp.	1,235	189,622
HEICO Corp., Class A	2,230	282,831
Howmet Aerospace, Inc.	2,277	81,835
Lockheed Martin Corp.	43,889	19,372,605
Northrop Grumman Corp.	1,209	540,689
Spirit AeroSystems Holdings, Inc., Class A	2,550	124,669
TransDigm Group, Inc.*	1,436	935,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Virgin Galactic Holdings, Inc.(x)*	15,162	$149,801

		44,218,450

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	2,503	269,598
Expeditors International of Washington, Inc.	58,781	6,063,848
FedEx Corp.	25,577	5,918,262
GXO Logistics, Inc.*	7,957	567,652
United Parcel Service, Inc., Class B	136,108	29,189,722

		42,009,082

Airlines (0.0%)
Delta Air Lines, Inc.*	59,873	2,369,175

Building Products (0.1%)
Advanced Drainage Systems, Inc.	5,793	688,266
Allegion plc	6,352	697,323
Armstrong World Industries, Inc.	2,192	197,302
AZEK Co., Inc. (The)*	6,352	157,784
Carlisle Cos., Inc.	1,811	445,361
Carrier Global Corp.	37,329	1,712,281
Fortune Brands Home & Security, Inc.	3,177	235,988
Trane Technologies plc	10,635	1,623,964
Trex Co., Inc.*	10,984	717,585

		6,475,854

Commercial Services & Supplies (0.2%)
Cintas Corp.	10,409	4,427,885
Copart, Inc.*	19,584	2,457,204
IAA, Inc.*	12,907	493,693
MSA Safety, Inc.	1,059	140,529
Rollins, Inc.	19,688	690,064
Waste Management, Inc.	6,286	996,331

		9,205,706

Electrical Equipment (0.2%)
Fluence Energy, Inc.(x)*	1,486	19,482
Generac Holdings, Inc.*	16,471	4,896,169
Plug Power, Inc.*	48,600	1,390,446
Regal Rexnord Corp.	1,295	192,670
Rockwell Automation, Inc.	6,599	1,847,918
Vertiv Holdings Co.	31,220	437,080

		8,783,765

Industrial Conglomerates (0.2%)
3M Co.	7,920	1,179,130
Honeywell International, Inc.	13,899	2,704,467
Roper Technologies, Inc.	7,969	3,763,201

		7,646,798

Machinery (0.8%)
AGCO Corp.	714	104,266
Allison Transmission Holdings, Inc.	7,405	290,720
Caterpillar, Inc.	43,740	9,746,147
Deere & Co.	52,261	21,712,355
Donaldson Co., Inc.	1,556	80,803
Graco, Inc.	10,013	698,106
Illinois Tool Works, Inc.	26,455	5,539,677
Lincoln Electric Holdings, Inc.	5,494	757,128
Middleby Corp. (The)*	1,669	273,616
Nordson Corp.	877	199,149
Parker-Hannifin Corp.	1,964	557,305
Toro Co. (The)	9,125	780,096
Xylem, Inc.	11,031	940,503

		41,679,871

Professional Services (0.3%)
Booz Allen Hamilton Holding Corp.	12,210	1,072,526
CoStar Group, Inc.*	28,389	1,890,991
Equifax, Inc.	4,315	1,023,087
Legalzoom.com, Inc.(x)*	5,460	77,205
Robert Half International, Inc.	8,907	1,017,001
TransUnion	42,142	4,354,954
Verisk Analytics, Inc.	15,173	3,256,581

		12,692,345

Road & Rail (0.4%)
JB Hunt Transport Services, Inc.	6,915	1,388,463
Landstar System, Inc.	3,265	492,460
Lyft, Inc., Class A*	27,302	1,048,397
Old Dominion Freight Line, Inc.	8,820	2,634,358
TuSimple Holdings, Inc., Class A(x)*	1,200	14,640
Uber Technologies, Inc.*	129,505	4,620,738
Union Pacific Corp.	38,101	10,409,574
XPO Logistics, Inc.*	7,730	562,744

		21,171,374

Trading Companies & Distributors (0.1%)
Core & Main, Inc., Class A*	1,999	48,356
Fastenal Co.	47,683	2,832,370
SiteOne Landscape Supply, Inc.*	2,242	362,509
United Rentals, Inc.*	2,331	827,994
WW Grainger, Inc.	3,572	1,842,402

		5,913,631

Total Industrials		202,166,051

Information Technology (28.7%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	20,172	2,803,505
CommScope Holding Co., Inc.*	19,187	151,193
Ubiquiti, Inc.(x)	498	144,998

		3,099,696

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	38,902	2,931,266
CDW Corp.	12,692	2,270,472
Cognex Corp.	15,938	1,229,617
Coherent, Inc.*	1,988	543,440
Corning, Inc.	24,404	900,751
IPG Photonics Corp.*	205	22,501
Jabil, Inc.	10,628	656,066
Keysight Technologies, Inc.*	7,492	1,183,511
Teledyne Technologies, Inc.*	11,002	5,199,875
Vontier Corp.	9,176	232,979
Zebra Technologies Corp., Class A*	4,987	2,063,122

		17,233,600

IT Services (5.3%)
Accenture plc, Class A	74,643	25,171,859
Automatic Data Processing, Inc.	36,219	8,241,271
Block, Inc. (Moscow Stock Exchange)*	104,046	14,108,638
Block, Inc. (OTC US Exchange) (CRDI)*	18,686	2,464,925
Broadridge Financial Solutions, Inc.	9,836	1,531,564
Cloudflare, Inc., Class A*	23,142	2,770,097
EPAM Systems, Inc.*	5,016	1,487,796
Euronet Worldwide, Inc.*	3,415	444,462
Fiserv, Inc.*	50,110	5,081,154
FleetCor Technologies, Inc.*	1,681	418,670
Gartner, Inc.*	23,807	7,081,630
Genpact Ltd.	1,069	46,512
Global Payments, Inc.	17,082	2,337,501
Globant SA*	3,824	1,002,156
GoDaddy, Inc., Class A*	1,855	155,263
Jack Henry & Associates, Inc.	1,727	340,305
Mastercard, Inc., Class A	141,845	50,692,566
MongoDB, Inc.*	13,715	6,083,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Okta, Inc.*	11,808	$1,782,536
Paychex, Inc.	26,314	3,591,072
PayPal Holdings, Inc.*	300,479	34,750,396
Sabre Corp.*	29,039	331,916
Shift4 Payments, Inc., Class A(x)* .	3,897	241,341
Shopify, Inc., Class A*	6,598	4,459,984
Snowflake, Inc., Class A*	26,472	6,065,529
StoneCo Ltd., Class A*	19,255	225,283
Switch, Inc., Class A	10,408	320,775
Thoughtworks Holding, Inc.*	1,623	33,775
Toast, Inc., Class A(x)*	2,264	49,197
Twilio, Inc., Class A*	10,860	1,789,837
Visa, Inc., Class A	345,251	76,566,314
Western Union Co. (The)	9,804	183,727
WEX, Inc.*	2,698	481,458
Wix.com Ltd.*	5,116	534,417

		260,867,763

Semiconductors & Semiconductor Equipment (5.3%)
Advanced Micro Devices, Inc.*	206,168	22,542,409
Allegro MicroSystems, Inc.*	3,118	88,551
Analog Devices, Inc.	19,583	3,234,720
Applied Materials, Inc.	83,119	10,955,084
ASML Holding NV
(Registered) (NYRS)	12,099	8,081,285
Azenta, Inc.	5,881	487,417
Broadcom, Inc.	37,855	23,836,536
Enphase Energy, Inc.*	12,192	2,460,102
Entegris, Inc.	12,603	1,654,270
GLOBALFOUNDRIES, Inc.(x)*	2,704	168,784
Intel Corp.	206,300	10,224,228
KLA Corp.	14,216	5,203,909
Lam Research Corp.	13,186	7,088,926
Microchip Technology, Inc.	42,984	3,229,818
Micron Technology, Inc.	14,443	1,124,965
MKS Instruments, Inc.	4,383	657,450
Monolithic Power Systems, Inc.	4,246	2,062,197
NVIDIA Corp.	380,413	103,799,491
NXP Semiconductors NV	7,626	1,411,420
ON Semiconductor Corp.*	21,456	1,343,360
QUALCOMM, Inc.	242,552	37,066,797
Skyworks Solutions, Inc.	7,354	980,141
Taiwan Semiconductor
Manufacturing Co. Ltd. (ADR)	9,739	1,015,388
Teradyne, Inc.	15,262	1,804,426
Texas Instruments, Inc.	53,703	9,853,427
Universal Display Corp.	4,052	676,482

		261,051,583

Software (11.8%)
Adobe, Inc.*	77,413	35,270,911
Alteryx, Inc., Class A*	5,360	383,401
Anaplan, Inc.*	13,527	879,931
ANSYS, Inc.*	3,432	1,090,175
Aspen Technology, Inc.*	6,369	1,053,242
Atlassian Corp. plc, Class A*	24,597	7,227,337
Autodesk, Inc.*	124,903	26,772,958
Avalara, Inc.*	8,202	816,181
Bentley Systems, Inc., Class B	12,547	554,326
Bill.com Holdings, Inc.*	15,187	3,444,260
Black Knight, Inc.*	47,995	2,783,230
C3.ai, Inc., Class A(x)*	1,109	25,174
Cadence Design Systems, Inc.*	25,748	4,234,516
CDK Global, Inc.	1,841	89,620
Ceridian HCM Holding, Inc.*	15,637	1,068,945
Citrix Systems, Inc.	4,146	418,331
Coupa Software, Inc.*	7,009	712,325
Crowdstrike Holdings, Inc., Class A*	18,678	4,241,400
Datadog, Inc., Class A*	39,610	5,999,727
DocuSign, Inc.*	45,569	4,881,351
DoubleVerify Holdings, Inc.*	5,076	127,763
Dropbox, Inc., Class A*	27,583	641,305
Duck Creek Technologies, Inc.*	1,825	40,369
Dynatrace, Inc.*	17,229	811,486
Elastic NV*	7,012	623,717
Everbridge, Inc.*	3,894	169,934
Fair Isaac Corp.*	2,363	1,102,245
Five9, Inc.*	6,479	715,282
Fortinet, Inc.*	12,546	4,287,470
HashiCorp, Inc., Class A(x)*	4,066	219,564
HubSpot, Inc.(x)*	4,221	2,004,722
Informatica, Inc., Class A*	2,366	46,705
Intuit, Inc.	45,809	22,026,800
Jamf Holding Corp.(x)*	3,767	131,129
Mandiant Corp.*	6,137	136,916
Manhattan Associates, Inc.*	3,174	440,266
Microsoft Corp.	987,055	304,318,927
Monday.com Ltd.(x)*	4,059	641,606
nCino, Inc.*	5,781	236,905
NCR Corp.*	3,588	144,202
New Relic, Inc.*	4,814	321,960
NortonLifeLock, Inc.	13,199	350,037
Nutanix, Inc., Class A*	20,670	554,369
Oracle Corp.	352,671	29,176,472
Palantir Technologies, Inc., Class A*	155,504	2,135,070
Palo Alto Networks, Inc.*	9,060	5,639,941
Paycom Software, Inc.*	4,578	1,585,728
Paycor HCM, Inc.*	3,259	94,869
Paylocity Holding Corp.*	3,674	755,999
Pegasystems, Inc.	3,599	290,259
Procore Technologies, Inc.*	4,209	243,954
PTC, Inc.*	9,738	1,048,977
RingCentral, Inc., Class A*	7,503	879,427
salesforce.com, Inc.*	148,385	31,505,103
SentinelOne, Inc., Class A*	57,368	2,222,436
ServiceNow, Inc.*	48,041	26,753,553
Smartsheet, Inc., Class A*	11,654	638,406
Splunk, Inc.*	14,868	2,209,533
Synopsys, Inc.*	9,013	3,003,763
Teradata Corp.*	8,795	433,506
Trade Desk, Inc. (The), Class A*	77,072	5,337,236
Tyler Technologies, Inc.*	3,245	1,443,668
UiPath, Inc., Class A*	37,085	800,665
Unity Software, Inc.*	13,994	1,388,345
VMware, Inc., Class A	7,772	884,998
Workday, Inc., Class A*	63,603	15,230,374
Zendesk, Inc.*	11,291	1,358,194
Zoom Video Communications, Inc., Class A*	26,820	3,144,109
Zscaler, Inc.*	7,379	1,780,405

		582,026,010

Technology Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	1,624,279	283,615,356
Dell Technologies, Inc., Class C*	12,374	621,051
HP, Inc.	35,051	1,272,351
NetApp, Inc.	13,650	1,132,950
Pure Storage, Inc., Class A*	23,469	828,691

		287,470,399

Total Information Technology		1,411,749,051

Materials (0.4%)
Chemicals (0.3%)
Axalta Coating Systems Ltd.*	2,903	71,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Celanese Corp.	3,615	$516,475
Chemours Co. (The)	7,563	238,083
Diversey Holdings Ltd.*	4,623	34,996
Dow, Inc.	4,827	307,577
Ecolab, Inc.	20,553	3,628,838
FMC Corp.	2,905	382,211
LyondellBasell Industries NV, Class A	3,060	314,629
Olin Corp.	1,276	66,709
PPG Industries, Inc.	9,470	1,241,233
RPM International, Inc.	6,843	557,294
Scotts Miracle-Gro Co. (The)	3,915	481,388
Sherwin-Williams Co. (The)	22,542	5,626,934
Westlake Corp.	774	95,512

		13,563,235

Containers & Packaging (0.0%)
Avery Dennison Corp.	4,019	699,186
Ball Corp.	8,796	791,640
Crown Holdings, Inc.	1,426	178,378
Graphic Packaging Holding Co.	7,632	152,945
Sealed Air Corp.	7,622	510,369

		2,332,518

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	40,183	1,998,702
Southern Copper Corp.	7,393	561,129
Steel Dynamics, Inc.	3,164	263,973

		2,823,804

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	869	53,982

Total Materials		18,773,539

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	42,322	10,632,133
Crown Castle International Corp. (REIT)	40,394	7,456,733
Equinix, Inc. (REIT)	5,949	4,411,897
Equity LifeStyle Properties, Inc. (REIT)	8,721	666,982
Extra Space Storage, Inc. (REIT)	1,023	210,329
Iron Mountain, Inc. (REIT)	18,891	1,046,750
Lamar Advertising Co. (REIT), Class A	6,983	811,285
Public Storage (REIT)	10,793	4,212,292
SBA Communications Corp. (REIT)	1,739	598,390
Simon Property Group, Inc. (REIT)	26,557	3,493,839

		33,540,630

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	1,625	148,720
Opendoor Technologies, Inc.*	8,138	70,394
Zillow Group, Inc., Class A*	5,892	284,171
Zillow Group, Inc., Class C*	15,598	768,825

		1,272,110

Total Real Estate		34,812,740

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	10,635	407,959

Independent Power and Renewable Electricity Producers (0.0%)
Brookfield Renewable Corp.	3,399	148,876

Total Utilities		556,835

Total Common Stocks (69.2%) (Cost $1,244,090,397)		3,400,875,837

EXCHANGE TRADED FUNDS (ETF):
Equity (20.3%)
iShares Core S&P 500 ETF	2,079	943,221
iShares Morningstar Growth ETF‡	3,109,725	202,132,125
iShares Morningstar U.S. Equity ETF	15,692	986,242
iShares Morningstar Value ETF(x)	283,136	19,417,467
iShares Russell 1000 ETF(x)	3,225	806,476
iShares Russell 1000 Growth ETF(x)	426,073	118,290,647
iShares S&P 500 Growth ETF(x)	815,000	62,249,700
SPDR Portfolio S&P 500 Growth ETF(x)	1,900,000	125,799,000
SPDR Portfolio S&P 500 Value ETF(x)	420,400	17,551,700
Vanguard Growth ETF(x)	711,722	204,691,247
Vanguard Large-Cap ETF(x)	600	125,094
Vanguard Russell 1000 Growth ETF(x)	2,975,000	212,296,000
Vanguard Russell 1000 Value(x)	238,100	17,333,680
Vanguard Value ETF(x)	110,200	16,285,356

Total Exchange Traded Funds (20.3%) (Cost $601,133,612)		998,907,955

SHORT-TERM INVESTMENTS:
Investment Companies (5.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	258,527,702	258,579,407

Total Investment Companies		263,579,407

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $10,982,062, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $11,201,625. (xx)	$10,981,986	10,981,986
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $20,000,172, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $20,408,339. (xx)	20,000,000	20,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $40,003,500, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $44,231,948. (xx)	40,000,000	40,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $22,000,917, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $22,440,379. (xx)	$22,000,000	$22,000,000
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $5,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/14/22-5/15/51; total market value $4,379,734 and cash in the amount of $706,726. (xx)	5,000,000	5,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $20,000,211, collateralized by various Common Stocks; total market value $22,224,058. (xx)	20,000,000	20,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $15,000,167, collateralized by various Common Stocks; total market value $17,372,825. (xx)	15,000,000	15,000,000

Total Repurchase Agreements		132,981,986

Total Short-Term Investments (8.1%) (Cost $396,614,946)		396,561,393

Total Investments in Securities (97.6%) (Cost $2,241,838,955)		4,796,345,185
Other Assets Less Liabilities (2.4%)		116,037,585

Net Assets (100%)		$4,912,382,770

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $139,619,455. This was collateralized by $7,947,687 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 2/15/52 and by cash of $137,981,986 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CRDI — CREST Depository Interest

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	3,109,725	227,814,836	—	(3,939,934)	231,277	(21,974,054)	202,132,125	235,077	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	333	6/2022	USD	99,025,875	4,687,416
S&P 500 E-Mini Index	1,749	6/2022	USD	396,214,088	11,291,032

					15,978,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$444,208,456	$—	$—	$444,208,456
Consumer Discretionary	697,852,038	—	—	697,852,038
Consumer Staples	141,024,667	5,279,423	—	146,304,090
Energy	19,351,718	—	—	19,351,718
Financials	73,530,188	—	—	73,530,188
Health Care	351,571,131	—	—	351,571,131
Industrials	198,839,127	3,326,924	—	202,166,051
Information Technology	1,409,284,126	2,464,925	—	1,411,749,051
Materials	18,773,539	—	—	18,773,539
Real Estate	34,812,740	—	—	34,812,740
Utilities	556,835	—	—	556,835
Exchange Traded Funds	998,907,955	—	—	998,907,955
Futures	15,978,448	—	—	15,978,448
Short-Term Investments
Investment Companies	263,579,407	—	—	263,579,407
Repurchase Agreements	—	132,981,986	—	132,981,986

Total Assets	$4,668,270,375	$144,053,258	$—	$4,812,323,633

Total Liabilities	$—	$—	$—	$—

Total	$4,668,270,375	$144,053,258	$—	$4,812,323,633

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,610,845,984
Aggregate gross unrealized depreciation	(66,025,511)

Net unrealized appreciation	$2,544,820,473

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,267,503,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.1%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	281,117	$6,642,795
Lumen Technologies, Inc.	40,088	451,792
Verizon Communications, Inc.	165,360	8,423,438

		15,518,025

Entertainment (1.8%)
Activision Blizzard, Inc.	30,384	2,434,062
Electronic Arts, Inc.	11,021	1,394,267
Liberty Media Corp.-Liberty Formula One, Class A*	942	59,469
Liberty Media Corp.-Liberty Formula One, Class C*	7,791	544,123
Live Nation Entertainment, Inc.*	3,345	393,506
Madison Square Garden Sports Corp.*	457	81,967
Take-Two Interactive Software, Inc.*	3,599	553,310
Walt Disney Co. (The)*	67,812	9,301,094
World Wrestling Entertainment, Inc., Class A	230	14,361
Zynga, Inc., Class A*	21,165	195,565

		14,971,724

Interactive Media & Services (1.2%)
Alphabet, Inc., Class A*	1,645	4,575,321
Alphabet, Inc., Class C*	1,513	4,225,794
IAC/InterActiveCorp*	3,005	301,341
TripAdvisor, Inc.*	1,512	41,005
Twitter, Inc.*	27,451	1,062,079
Vimeo, Inc.*	452	5,370

		10,210,910

Media (1.8%)
Altice USA, Inc., Class A*	2,473	30,863
Cable One, Inc.(x)	100	146,424
Charter Communications, Inc., Class A*	251	136,926
Comcast Corp., Class A	177,095	8,291,588
Discovery, Inc., Class A(x)*	6,491	161,756
Discovery, Inc., Class C*	12,397	309,553
DISH Network Corp., Class A*	9,765	309,062
Fox Corp., Class A	12,240	482,868
Fox Corp., Class B	5,831	211,549
Interpublic Group of Cos., Inc. (The)	15,407	546,178
Liberty Broadband Corp., Class A*	923	120,968
Liberty Broadband Corp., Class C*	5,544	750,214
Liberty Media Corp.-Liberty SiriusXM, Class A*	3,652	166,933
Liberty Media Corp.-Liberty SiriusXM, Class C*	6,281	287,230
Loyalty Ventures, Inc.*	782	12,927
New York Times Co. (The), Class A	6,486	297,318
News Corp., Class A	15,321	339,360
News Corp., Class B	4,761	107,218
Nexstar Media Group, Inc., Class A	1,442	271,788
Omnicom Group, Inc.	8,139	690,838
Paramount Global, Class A(x)	322	13,012
Paramount Global, Class B	22,922	866,681
Sirius XM Holdings, Inc.(x)	34,186	226,311

		14,777,565

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	23,182	2,975,410

Total Communication Services		58,453,634

Consumer Discretionary (4.9%)
Auto Components (0.2%)
Aptiv plc*	8,669	1,037,766
BorgWarner, Inc.	9,416	366,282
Gentex Corp.	9,299	271,252
Lear Corp.	2,359	336,370
QuantumScape Corp.(x)*	2,746	54,892

		2,066,562

Automobiles (0.7%)
Ford Motor Co.	153,955	2,603,379
General Motors Co.*	54,096	2,366,159
Harley-Davidson, Inc.	6,018	237,109
Rivian Automotive, Inc., Class A(x)*	4,354	218,745
Thor Industries, Inc.(x)	1,241	97,667

		5,523,059

Distributors (0.1%)
Genuine Parts Co.	5,475	689,960
LKQ Corp.	10,693	485,569

		1,175,529

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	477	63,293
Chegg, Inc.*	1,265	45,894
Frontdoor, Inc.*	1,056	31,522
Grand Canyon Education, Inc.*	1,558	151,297
H&R Block, Inc.	1,262	32,863
Mister Car Wash, Inc.(x)*	603	8,918
Service Corp. International	6,306	415,061
Terminix Global Holdings, Inc.*	4,764	217,381

		966,229

Hotels, Restaurants & Leisure (1.6%)
Aramark	9,106	342,386
Boyd Gaming Corp.	2,539	167,015
Caesars Entertainment, Inc.*	3,038	235,020
Carnival Corp.*	33,928	686,024
Darden Restaurants, Inc.	1,602	212,986
Domino’s Pizza, Inc.	456	185,597
Hilton Worldwide Holdings, Inc.*	3,555	539,436
Hyatt Hotels Corp., Class A*	1,944	185,555
Marriott Vacations Worldwide Corp.	1,636	257,997
McDonald’s Corp.	24,160	5,974,285
MGM Resorts International	14,841	622,431
Norwegian Cruise Line Holdings Ltd.(x)*	14,514	317,566
Penn National Gaming, Inc.*	6,064	257,235
Planet Fitness, Inc., Class A*	1,021	86,254
Royal Caribbean Cruises Ltd.*	8,616	721,848
Six Flags Entertainment Corp.*	1,870	81,345
Travel + Leisure Co.	1,116	64,661
Wyndham Hotels & Resorts, Inc.	1,330	112,638
Yum China Holdings, Inc.	15,529	645,075
Yum! Brands, Inc.	10,412	1,234,134

		12,929,488

Household Durables (0.5%)
DR Horton, Inc.	7,581	564,860
Garmin Ltd.	5,951	705,848
Leggett & Platt, Inc.	5,225	181,830
Lennar Corp., Class A	10,114	820,954
Lennar Corp., Class B	615	42,035
Mohawk Industries, Inc.*	2,160	268,272
Newell Brands, Inc.	14,949	320,058
NVR, Inc.*	41	183,158
PulteGroup, Inc.	6,903	289,236
Toll Brothers, Inc.	2,551	119,948
TopBuild Corp.*	223	40,450
Whirlpool Corp.	2,255	389,619

		3,926,268

Internet & Direct Marketing Retail (0.0%)
DoorDash, Inc., Class A*	691	80,978
Qurate Retail, Inc., Class A	14,223	67,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Wayfair, Inc., Class A(x)*	1,332	$147,559

		296,239

Leisure Products (0.1%)
Brunswick Corp.	2,637	213,307
Hasbro, Inc.	5,027	411,812
Hayward Holdings, Inc.*	1,949	32,392
Polaris, Inc.(x)	686	72,250

		729,761

Multiline Retail (0.6%)
Dollar General Corp.	5,250	1,168,808
Dollar Tree, Inc.*	8,754	1,401,953
Kohl’s Corp.	5,429	328,237
Nordstrom, Inc.(x)	682	18,489
Ollie’s Bargain Outlet Holdings, Inc.*	2,470	106,111
Target Corp.	10,399	2,206,876

		5,230,474

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	2,450	507,052
AutoNation, Inc.*	1,625	161,818
AutoZone, Inc.*	637	1,302,397
Bath & Body Works, Inc.	3,948	188,714
Best Buy Co., Inc.	7,272	661,025
Burlington Stores, Inc.*	151	27,508
CarMax, Inc.*	5,860	565,373
Dick’s Sporting Goods, Inc.(x)	2,371	237,147
Foot Locker, Inc.	3,428	101,675
Gap, Inc. (The)	7,911	111,387
Leslie’s, Inc.*	709	13,726
Lithia Motors, Inc.	1,051	315,426
O’Reilly Automotive, Inc.*	1,821	1,247,312
Penske Automotive Group, Inc.	1,211	113,495
Petco Health & Wellness Co., Inc.(x)*	2,037	39,864
Victoria’s Secret & Co.*	1,242	63,789
Vroom, Inc.*	3,393	9,025
Williams-Sonoma, Inc.	685	99,325

		5,766,058

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	5,673	291,535
Carter’s, Inc.	1,627	149,668
Columbia Sportswear Co.	1,444	130,725
Deckers Outdoor Corp.*	916	250,773
Hanesbrands, Inc.	5,482	81,627
PVH Corp.	2,740	209,911
Ralph Lauren Corp.	1,784	202,377
Skechers USA, Inc., Class A*	4,597	187,374
Tapestry, Inc.	9,347	347,241
Under Armour, Inc., Class A*	7,405	126,033
Under Armour, Inc., Class C(x)*	8,033	124,994
VF Corp.	4,545	258,429

		2,360,687

Total Consumer Discretionary		40,970,354

Consumer Staples (7.3%)
Beverages (0.9%)
Brown-Forman Corp., Class A	902	56,591
Brown-Forman Corp., Class B	3,634	243,551
Coca-Cola Co. (The)	44,923	2,785,226
Constellation Brands, Inc., Class A	6,138	1,413,704
Keurig Dr Pepper, Inc.	27,478	1,041,416
Molson Coors Beverage Co., Class B	7,017	374,568
Monster Beverage Corp.*	1,052	84,055
PepsiCo, Inc.	9,244	1,547,261

		7,546,372

Food & Staples Retailing (1.6%)
Albertsons Cos., Inc., Class A	6,385	212,301
Casey’s General Stores, Inc.	1,449	287,148
Costco Wholesale Corp.	1,131	651,287
Grocery Outlet Holding Corp.*	3,434	112,567
Kroger Co. (The)	28,746	1,649,158
US Foods Holding Corp.*	8,681	326,666
Walgreens Boots Alliance, Inc.	28,217	1,263,275
Walmart, Inc.	55,660	8,288,887

		12,791,289

Food Products (1.8%)
Archer-Daniels-Midland Co.	21,894	1,976,152
Beyond Meat, Inc.(x)*	277	13,382
Bunge Ltd.	5,401	598,485
Campbell Soup Co.	7,670	341,852
Conagra Brands, Inc.	18,417	618,259
Darling Ingredients, Inc.*	6,014	483,405
Flowers Foods, Inc.	7,367	189,406
General Mills, Inc.	23,739	1,607,605
Hain Celestial Group, Inc. (The)*	3,463	119,127
Hershey Co. (The)	817	176,987
Hormel Foods Corp.	11,119	573,073
Ingredion, Inc.	2,635	229,640
J M Smucker Co. (The)	4,124	558,431
Kellogg Co.	5,502	354,824
Kraft Heinz Co. (The)	27,312	1,075,820
Lamb Weston Holdings, Inc.	4,039	241,976
McCormick & Co., Inc. (Non-Voting)	9,809	978,938
Mondelez International, Inc., Class A	54,233	3,404,748
Pilgrim’s Pride Corp.*	1,104	27,710
Post Holdings, Inc.*	2,253	156,043
Seaboard Corp.	10	42,055
Tyson Foods, Inc., Class A	11,292	1,012,102

		14,780,020

Household Products (2.1%)
Church & Dwight Co., Inc.	9,015	895,911
Clorox Co. (The)	918	127,629
Colgate-Palmolive Co.	15,440	1,170,815
Kimberly-Clark Corp.	6,591	811,748
Procter & Gamble Co. (The)	94,714	14,472,299
Reynolds Consumer Products, Inc.	2,135	62,641
Spectrum Brands Holdings, Inc.	1,574	139,645

		17,680,688

Personal Products (0.0%)
Coty, Inc., Class A*	13,736	123,487
Herbalife Nutrition Ltd.*	3,331	101,129
Olaplex Holdings, Inc.*	2,560	40,013

		264,629

Tobacco (0.9%)
Altria Group, Inc.	31,872	1,665,312
Philip Morris International, Inc.	61,281	5,756,737

		7,422,049

Total Consumer Staples		60,485,047

Energy (7.0%)
Energy Equipment & Services (0.6%)
Baker Hughes Co.	28,978	1,055,089
Halliburton Co.	32,993	1,249,445
NOV, Inc.	15,312	300,268
Schlumberger NV	55,034	2,273,455

		4,878,257

Oil, Gas & Consumable Fuels (6.4%)
Antero Midstream Corp.	13,138	142,810
APA Corp.	14,249	588,911
Chevron Corp.	76,136	12,397,225
ConocoPhillips	51,924	5,192,400
Continental Resources, Inc.(x)	2,292	140,568
Coterra Energy, Inc.	26,287	708,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Devon Energy Corp.	26,507	$1,567,359
Diamondback Energy, Inc.	3,735	511,994
DT Midstream, Inc.	3,793	205,808
EOG Resources, Inc.	20,213	2,409,996
EQT Corp.	11,966	411,750
Exxon Mobil Corp.	166,665	13,764,862
Hess Corp.	10,162	1,087,740
HF Sinclair Corp.*	5,881	234,358
Kinder Morgan, Inc.	76,541	1,447,390
Marathon Oil Corp.	30,443	764,424
Marathon Petroleum Corp.	24,181	2,067,476
Occidental Petroleum Corp.	29,009	1,645,971
ONEOK, Inc.	17,442	1,231,928
Phillips 66	18,372	1,587,157
Pioneer Natural Resources Co.	4,702	1,175,641
Targa Resources Corp.	8,857	668,438
Valero Energy Corp.	16,055	1,630,225
Williams Cos., Inc. (The)	47,802	1,597,065

		53,180,456

Total Energy		58,058,713

Financials (20.5%)
Banks (7.5%)
Bank of America Corp.	279,834	11,534,757
Bank of Hawaii Corp.	1,564	131,251
Bank OZK	4,670	199,409
BOK Financial Corp.	1,184	111,237
Citigroup, Inc.	78,079	4,169,419
Citizens Financial Group, Inc.	13,747	623,151
Comerica, Inc.	5,152	465,895
Commerce Bancshares, Inc.	4,339	310,629
Cullen/Frost Bankers, Inc.	2,244	310,592
East West Bancorp, Inc.	5,547	438,324
Fifth Third Bancorp	26,796	1,153,300
First Citizens BancShares, Inc., Class A	478	318,157
First Hawaiian, Inc.	5,002	139,506
First Horizon Corp.	20,795	488,475
First Republic Bank	7,001	1,134,862
FNB Corp.	13,439	167,315
Huntington Bancshares, Inc.	56,456	825,387
JPMorgan Chase & Co.	115,557	15,752,730
KeyCorp	36,482	816,467
M&T Bank Corp.	5,043	854,788
PacWest Bancorp	4,557	196,543
People’s United Financial, Inc.	16,711	334,053
Pinnacle Financial Partners, Inc.	2,920	268,874
PNC Financial Services Group, Inc. (The)	16,695	3,079,393
Popular, Inc.	3,112	254,375
Prosperity Bancshares, Inc.	3,509	243,454
Regions Financial Corp.	37,796	841,339
Signature Bank	2,412	707,898
SVB Financial Group*	2,225	1,244,776
Synovus Financial Corp.	5,284	258,916
Truist Financial Corp.	52,180	2,958,606
Umpqua Holdings Corp.	8,486	160,046
US Bancorp	52,817	2,807,224
Webster Financial Corp.	7,013	393,570
Wells Fargo & Co.	153,039	7,416,270
Western Alliance Bancorp	1,935	160,257
Wintrust Financial Corp.	2,227	206,955
Zions Bancorp NA	5,870	384,837

		61,863,037

Capital Markets (4.7%)
Affiliated Managers Group, Inc.	1,593	224,533
Ameriprise Financial, Inc.	1,939	582,398
Ares Management Corp.	675	54,830
Bank of New York Mellon Corp. (The)	28,974	1,437,980
BlackRock, Inc.	5,625	4,298,456
Carlyle Group, Inc. (The)	6,379	311,997
Cboe Global Markets, Inc.	4,180	478,276
Charles Schwab Corp. (The)	59,189	4,990,225
CME Group, Inc.	14,105	3,355,015
Evercore, Inc., Class A	1,497	166,646
FactSet Research Systems, Inc.	207	89,869
Franklin Resources, Inc.	11,365	317,311
Goldman Sachs Group, Inc. (The)	12,168	4,016,657
Interactive Brokers Group, Inc., Class A	3,155	207,946
Intercontinental Exchange, Inc.	21,878	2,890,521
Invesco Ltd.	13,109	302,293
Janus Henderson Group plc	6,645	232,708
Jefferies Financial Group, Inc.	8,420	276,597
KKR & Co., Inc.	21,872	1,278,856
Lazard Ltd., Class A	3,931	135,619
Moody’s Corp.	332	112,020
Morgan Stanley	52,035	4,547,859
Morningstar, Inc.	86	23,493
MSCI, Inc.	905	455,106
Nasdaq, Inc.	4,574	815,087
Northern Trust Corp.	8,071	939,868
Raymond James Financial, Inc.	6,889	757,170
S&P Global, Inc.	6,929	2,842,137
SEI Investments Co.	4,199	252,822
State Street Corp.	14,351	1,250,259
Stifel Financial Corp.	4,009	272,211
T. Rowe Price Group, Inc.	5,988	905,326
Tradeweb Markets, Inc., Class A	4,125	362,464
Virtu Financial, Inc., Class A	3,446	128,260

		39,312,815

Consumer Finance (0.7%)
Ally Financial, Inc.	13,276	577,241
American Express Co.	8,825	1,650,275
Capital One Financial Corp.	16,167	2,122,565
Credit Acceptance Corp.(x)*	286	157,406
Discover Financial Services	5,092	561,088
OneMain Holdings, Inc.	4,297	203,721
SLM Corp.	10,937	200,803
Synchrony Financial	16,624	578,681

		6,051,780

Diversified Financial Services (3.2%)
Apollo Global Management, Inc.	5,219	323,526
Berkshire Hathaway, Inc., Class B*	72,187	25,475,514
Equitable Holdings, Inc.‡	13,771	425,662
Voya Financial, Inc.(x)	4,335	287,627

		26,512,329

Insurance (4.2%)
Aflac, Inc.	25,336	1,631,385
Alleghany Corp.*	465	393,855
Allstate Corp. (The)	11,008	1,524,718
American Financial Group, Inc.	2,665	388,077
American International Group, Inc.	32,674	2,050,947
Aon plc, Class A	3,533	1,150,451
Arch Capital Group Ltd.*	11,122	538,527
Arthur J Gallagher & Co.	8,054	1,406,228
Assurant, Inc.	2,233	406,026
Assured Guaranty Ltd.	2,647	168,508
Axis Capital Holdings Ltd.	3,043	184,010
Brighthouse Financial, Inc.*	3,045	157,305
Brown & Brown, Inc.	8,680	627,304
Chubb Ltd.	16,871	3,608,707
Cincinnati Financial Corp.	5,889	800,668
CNA Financial Corp.	1,086	52,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Erie Indemnity Co., Class A	304	$53,544
Everest Re Group Ltd.	1,181	355,930
Fidelity National Financial, Inc.	10,721	523,614
First American Financial Corp.	4,185	271,272
Globe Life, Inc.	3,936	395,962
GoHealth, Inc., Class A(x)*	269	317
Hanover Insurance Group, Inc. (The)	1,403	209,777
Hartford Financial Services Group, Inc. (The)	13,150	944,301
Kemper Corp.	2,361	133,491
Lemonade, Inc.(x)*	1,346	35,494
Lincoln National Corp.	5,995	391,833
Loews Corp.	8,222	532,950
Markel Corp.*	443	653,531
Marsh & McLennan Cos., Inc.	17,631	3,004,675
Mercury General Corp.	1,046	57,530
MetLife, Inc.	27,486	1,931,716
Old Republic International Corp.	11,001	284,596
Primerica, Inc.	1,540	210,703
Principal Financial Group, Inc.	10,144	744,671
Progressive Corp. (The)	22,983	2,619,832
Prudential Financial, Inc.	14,878	1,758,133
Reinsurance Group of America, Inc.	2,635	288,427
RenaissanceRe Holdings Ltd.	954	151,219
Travelers Cos., Inc. (The)	9,478	1,731,915
Unum Group	8,009	252,364
W R Berkley Corp.	8,068	537,248
White Mountains Insurance Group Ltd.	115	130,668
Willis Towers Watson plc	4,879	1,152,517

		34,447,747

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	20,603	269,899
Annaly Capital Management, Inc. (REIT)	55,519	390,854
New Residential Investment Corp. (REIT)	17,006	186,726
Starwood Property Trust, Inc. (REIT)	11,380	275,055

		1,122,534

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.	12,537	169,876
New York Community Bancorp, Inc.	17,740	190,173
TFS Financial Corp.	1,935	32,121
UWM Holdings Corp.(x)	1,850	8,381

		400,551

Total Financials		169,710,793

Health Care (17.7%)
Biotechnology (1.4%)
Amgen, Inc.	3,888	940,196
Biogen, Inc.*	5,752	1,211,371
BioMarin Pharmaceutical, Inc.*	7,170	552,807
Exact Sciences Corp.*	510	35,659
Exelixis, Inc.*	1,752	39,718
Gilead Sciences, Inc.	49,403	2,937,008
Horizon Therapeutics plc*	6,976	733,945
Incyte Corp.*	1,046	83,073
Ionis Pharmaceuticals, Inc.*	435	16,112
Iovance Biotherapeutics, Inc.*	4,077	67,882
Mirati Therapeutics, Inc.*	273	22,446
Natera, Inc.*	223	9,072
Regeneron Pharmaceuticals, Inc.*	3,590	2,507,328
Sage Therapeutics, Inc.*	2,019	66,829
Seagen, Inc.*	568	81,821
Ultragenyx Pharmaceutical, Inc.*	655	47,566
United Therapeutics Corp.*	1,734	311,097
Vertex Pharmaceuticals, Inc.*	6,007	1,567,647

		11,231,577

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	34,178	4,045,308
Baxter International, Inc.	19,775	1,533,354
Becton Dickinson and Co.	11,230	2,987,180
Boston Scientific Corp.*	55,815	2,472,046
Cooper Cos., Inc. (The)	1,903	794,674
Dentsply Sirona, Inc.	8,542	420,437
Envista Holdings Corp.*	6,322	307,945
Figs, Inc., Class A(x)*	2,222	47,818
Globus Medical, Inc., Class A*	2,922	215,585
Hologic, Inc.*	9,727	747,228
ICU Medical, Inc.*	783	174,327
Integra LifeSciences Holdings Corp.*	2,841	182,563
Masimo Corp.*	541	78,737
Medtronic plc	52,838	5,862,376
Quidel Corp.*	1,445	162,505
ResMed, Inc.	566	137,261
STERIS plc	2,895	699,924
Stryker Corp.	7,861	2,101,638
Tandem Diabetes Care, Inc.*	146	16,978
Teleflex, Inc.	1,512	536,503
Zimmer Biomet Holdings, Inc.	8,137	1,040,722
Zimvie, Inc.(x)*	813	18,569

		24,583,678

Health Care Providers & Services (5.0%)
Acadia Healthcare Co., Inc.*	3,475	227,717
agilon health, Inc.*	407	10,318
Amedisys, Inc.*	146	25,154
AmerisourceBergen Corp.	5,838	903,197
Anthem, Inc.	9,638	4,734,378
Cardinal Health, Inc.	4,460	252,882
Centene Corp.*	22,754	1,915,659
Chemed Corp.	435	220,349
Cigna Corp.	12,806	3,068,446
CVS Health Corp.	51,798	5,242,476
DaVita, Inc.*	744	84,154
Encompass Health Corp.	1,638	116,478
Henry Schein, Inc.*	5,457	475,796
Humana, Inc.	5,073	2,207,617
Laboratory Corp. of America Holdings*	3,661	965,259
McKesson Corp.	5,051	1,546,263
Molina Healthcare, Inc.*	1,922	641,160
Oak Street Health, Inc.(x)*	370	9,946
Premier, Inc., Class A	4,656	165,707
Quest Diagnostics, Inc.	4,793	655,970
Signify Health, Inc., Class A(x)*	2,516	45,665
UnitedHealth Group, Inc.	34,469	17,578,156
Universal Health Services, Inc., Class B	2,794	404,990

		41,497,737

Health Care Technology (0.2%)
Cerner Corp.	11,493	1,075,285
Certara, Inc.*	1,929	41,435
Change Healthcare, Inc.*	9,832	214,338
Definitive Healthcare Corp.(x)*	472	11,635
Teladoc Health, Inc.*	5,940	428,452

		1,771,145

Life Sciences Tools & Services (2.2%)
Adaptive Biotechnologies Corp.*	466	6,468
Agilent Technologies, Inc.	1,227	162,369
Bio-Rad Laboratories, Inc., Class A*	834	469,734
Charles River Laboratories International, Inc.*	123	34,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Danaher Corp.	23,655	$6,938,721
IQVIA Holdings, Inc.*	3,795	877,442
PerkinElmer, Inc.	4,958	864,973
QIAGEN NV*	8,921	437,129
Repligen Corp.*	125	23,511
Syneos Health, Inc.*	3,483	281,949
Thermo Fisher Scientific, Inc.	14,071	8,311,036
Waters Corp.*	166	51,525

		18,459,785

Pharmaceuticals (5.9%)
Bristol-Myers Squibb Co.	85,820	6,267,435
Catalent, Inc.*	5,116	567,364
Elanco Animal Health, Inc.*	17,497	456,497
Eli Lilly and Co.	7,005	2,006,022
Jazz Pharmaceuticals plc*	2,355	366,603
Johnson & Johnson	103,694	18,377,688
Merck & Co., Inc.	99,703	8,180,631
Nektar Therapeutics*	7,060	38,053
Organon & Co.	9,970	348,252
Perrigo Co. plc	5,249	201,719
Pfizer, Inc.	219,703	11,374,024
Royalty Pharma plc, Class A	5,215	203,176
Viatris, Inc.	47,513	516,941
Zoetis, Inc.	972	183,310

		49,087,715

Total Health Care		146,631,637

Industrials (10.8%)
Aerospace & Defense (2.5%)
Boeing Co. (The)*	21,074	4,035,671
BWX Technologies, Inc.	894	48,151
Curtiss-Wright Corp.	1,535	230,496
General Dynamics Corp.	9,787	2,360,429
HEICO Corp.	1,194	183,327
HEICO Corp., Class A	2,096	265,835
Hexcel Corp.	3,284	195,299
Howmet Aerospace, Inc.	13,847	497,661
Huntington Ingalls Industries, Inc.	1,548	308,733
L3Harris Technologies, Inc.	7,695	1,911,977
Lockheed Martin Corp.	1,203	531,004
Mercury Systems, Inc.*	2,200	141,790
Northrop Grumman Corp.	5,258	2,351,483
Raytheon Technologies Corp.	58,911	5,836,313
Spirit AeroSystems Holdings, Inc., Class A	2,914	142,465
Textron, Inc.	8,661	644,205
TransDigm Group, Inc.*	1,467	955,809
Virgin Galactic Holdings, Inc.(x)* .	562	5,553
Woodward, Inc.	2,424	302,782

		20,948,983

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	4,073	438,703
Expeditors International of Washington, Inc.	1,793	184,966
FedEx Corp.	5,450	1,261,075
GXO Logistics, Inc.*	544	38,809

		1,923,553

Airlines (0.3%)
Alaska Air Group, Inc.*	4,848	281,232
American Airlines Group, Inc.(x)*	25,095	457,984
Copa Holdings SA, Class A*	1,239	103,630
JetBlue Airways Corp.*	12,440	185,978
Southwest Airlines Co.*	23,226	1,063,751
United Airlines Holdings, Inc.*	12,708	589,143

		2,681,718

Building Products (0.7%)
A O Smith Corp.	5,083	324,753
Allegion plc	843	92,545
Armstrong World Industries, Inc.	966	86,950
AZEK Co., Inc. (The)*	2,000	49,680
Builders FirstSource, Inc.*	7,446	480,565
Carlisle Cos., Inc.	1,246	306,416
Carrier Global Corp.	17,908	821,440
Fortune Brands Home & Security, Inc.	3,962	294,297
Johnson Controls International plc	27,602	1,809,863
Lennox International, Inc.	1,297	334,444
Masco Corp.	9,402	479,502
Owens Corning	3,940	360,510
Trane Technologies plc	4,702	717,995

		6,158,960

Commercial Services & Supplies (0.5%)
ADT, Inc.	6,211	47,141
Cintas Corp.	216	91,884
Clean Harbors, Inc.*	1,990	222,164
Driven Brands Holdings, Inc.*	2,113	55,530
MSA Safety, Inc.	1,027	136,283
Republic Services, Inc.	8,261	1,094,582
Rollins, Inc.	632	22,152
Stericycle, Inc.*	3,595	211,817
Waste Management, Inc.	13,966	2,213,611

		4,095,164

Construction & Engineering (0.2%)
AECOM	5,256	403,714
MasTec, Inc.*	2,269	197,630
MDU Resources Group, Inc.	7,922	211,121
Quanta Services, Inc.	5,561	731,883
Valmont Industries, Inc.	820	195,652

		1,740,000

Electrical Equipment (1.0%)
Acuity Brands, Inc.	1,359	257,259
AMETEK, Inc.	9,065	1,207,277
ChargePoint Holdings, Inc.(x)*	8,962	178,165
Eaton Corp. plc	15,664	2,377,169
Emerson Electric Co.	23,471	2,301,331
Fluence Energy, Inc.(x)*	830	10,881
Hubbell, Inc.	2,128	391,063
nVent Electric plc	6,543	227,565
Regal Rexnord Corp.	2,094	311,545
Rockwell Automation, Inc.	1,794	502,374
Sensata Technologies Holding plc*	6,114	310,897
Shoals Technologies Group, Inc., Class A*	4,104	69,932
Sunrun, Inc.*	7,954	241,563

		8,387,021

Industrial Conglomerates (1.6%)
3M Co.	19,151	2,851,201
General Electric Co.	42,975	3,932,212
Honeywell International, Inc.	21,171	4,119,453
Roper Technologies, Inc.	4,125	1,947,949

		12,850,815

Machinery (1.7%)
AGCO Corp.	2,212	323,018
Allison Transmission Holdings, Inc.	982	38,553
Caterpillar, Inc.	2,939	654,868
Colfax Corp.*	5,467	217,532
Crane Co.	1,938	209,847
Cummins, Inc.	5,643	1,157,436
Donaldson Co., Inc.	4,257	221,066
Dover Corp.	5,642	885,230
Flowserve Corp.	5,111	183,485
Fortive Corp.	12,845	782,646
Gates Industrial Corp. plc*	3,739	56,309
Graco, Inc.	2,501	174,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
IDEX Corp.	2,985	$572,314
Illinois Tool Works, Inc.	1,275	266,985
Ingersoll Rand, Inc.	15,465	778,663
ITT, Inc.	3,386	254,661
Middleby Corp. (The)*	1,513	248,041
Nordson Corp.	1,891	429,408
Oshkosh Corp.	2,607	262,395
Otis Worldwide Corp.	16,728	1,287,220
PACCAR, Inc.	13,398	1,179,962
Parker-Hannifin Corp.	4,219	1,197,183
Pentair plc	6,498	352,257
Snap-on, Inc.	2,074	426,165
Stanley Black & Decker, Inc.	6,346	887,107
Timken Co. (The)	2,523	153,146
Toro Co. (The)	222	18,979
Westinghouse Air Brake Technologies Corp.	7,047	677,710
Xylem, Inc.	2,400	204,624

		14,101,180

Marine (0.0%)
Kirby Corp.*	2,341	168,997

Professional Services (0.6%)
CACI International, Inc., Class A*	914	275,352
Clarivate plc*	18,291	306,557
CoStar Group, Inc.*	3,450	229,805
Dun & Bradstreet Holdings, Inc.*	6,293	110,253
Equifax, Inc.	2,944	698,022
FTI Consulting, Inc.*	1,318	207,216
Jacobs Engineering Group, Inc.	5,080	700,075
Legalzoom.com, Inc.(x)*	1,516	21,436
Leidos Holdings, Inc.	5,549	599,403
ManpowerGroup, Inc.	2,134	200,425
Nielsen Holdings plc	14,049	382,695
Robert Half International, Inc.	524	59,830
Science Applications International Corp.	2,235	206,000
TransUnion	2,385	246,466
Verisk Analytics, Inc.	2,265	486,137

		4,729,672

Road & Rail (1.2%)
AMERCO	352	210,123
CSX Corp.	86,978	3,257,326
JB Hunt Transport Services, Inc.	370	74,292
Knight-Swift Transportation Holdings, Inc.	6,319	318,857
Landstar System, Inc.	170	25,641
Norfolk Southern Corp.	9,414	2,685,061
Old Dominion Freight Line, Inc.	317	94,682
Ryder System, Inc.	2,051	162,706
Schneider National, Inc., Class B	2,035	51,893
TuSimple Holdings, Inc., Class A(x)*	4,605	56,181
Uber Technologies, Inc.*	9,143	326,222
Union Pacific Corp.	9,310	2,543,585
XPO Logistics, Inc.*	544	39,603

		9,846,172

Trading Companies & Distributors (0.3%)
Air Lease Corp.	4,206	187,798
Core & Main, Inc., Class A*	1,071	25,907
Fastenal Co.	2,549	151,411
MSC Industrial Direct Co., Inc., Class A	1,763	150,225
SiteOne Landscape Supply, Inc.*	830	134,203
United Rentals, Inc.*	1,856	659,270
Univar Solutions, Inc.*	6,574	211,288
Watsco, Inc.	1,284	391,158
WW Grainger, Inc.	307	158,347

		2,069,607

Total Industrials		89,701,842

Information Technology (9.2%)
Communications Equipment (1.5%)
Arista Networks, Inc.*	1,004	139,536
Ciena Corp.*	6,059	367,357
Cisco Systems, Inc.	166,313	9,273,613
F5, Inc.*	2,368	494,794
Juniper Networks, Inc.	12,556	466,581
Lumentum Holdings, Inc.*	2,850	278,160
Motorola Solutions, Inc.	6,534	1,582,535
Ubiquiti, Inc.(x)	28	8,152
Viasat, Inc.*	2,772	135,274

		12,746,002

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	6,619	498,742
Arrow Electronics, Inc.*	2,647	314,014
Avnet, Inc.	3,898	158,220
Coherent, Inc.*	99	27,063
Corning, Inc.	19,807	731,076
IPG Photonics Corp.*	1,320	144,883
Jabil, Inc.	1,143	70,557
Keysight Technologies, Inc.*	4,018	634,723
Littelfuse, Inc.	941	234,695
National Instruments Corp.	5,211	211,514
TD SYNNEX Corp.	1,636	168,852
Teledyne Technologies, Inc.*	1,806	853,570
Trimble, Inc.*	9,845	710,218
Vontier Corp.	3,050	77,440

		4,835,567

IT Services (2.5%)
Accenture plc, Class A	4,905	1,654,113
Akamai Technologies, Inc.*	6,320	754,545
Alliance Data Systems Corp.	1,955	109,773
Amdocs Ltd.	4,832	397,239
Automatic Data Processing, Inc.	1,322	300,808
Broadridge Financial Solutions, Inc.	418	65,087
Cloudflare, Inc., Class A*	587	70,264
Cognizant Technology Solutions Corp., Class A	20,718	1,857,783
Concentrix Corp.	1,655	275,657
DXC Technology Co.*	9,577	312,498
Euronet Worldwide, Inc.*	581	75,617
Fastly, Inc., Class A*	4,155	72,214
Fidelity National Information Services, Inc.	23,939	2,403,954
Fiserv, Inc.*	21,934	2,224,108
FleetCor Technologies, Inc.*	2,407	599,487
Genpact Ltd.	6,838	297,521
Global Payments, Inc.	11,127	1,522,619
GoDaddy, Inc., Class A*	5,926	496,006
International Business Machines Corp.	35,168	4,572,543
Jack Henry & Associates, Inc.	2,103	414,396
Kyndryl Holdings, Inc.*	8,813	115,627
Paychex, Inc.	1,621	221,218
Paysafe Ltd.(x)*	14,096	47,785
Snowflake, Inc., Class A*	470	107,691
SolarWinds Corp.	1,372	18,261
StoneCo Ltd., Class A*	600	7,020
Thoughtworks Holding, Inc.*	1,081	22,496
Twilio, Inc., Class A*	4,708	775,925
VeriSign, Inc.*	3,823	850,465
Western Union Co. (The)	11,610	217,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
WEX, Inc.*	577	$102,966

		20,963,257

Semiconductors & Semiconductor Equipment (2.7%)
Analog Devices, Inc.	12,417	2,051,040
Azenta, Inc.	506	41,937
Cirrus Logic, Inc.*	2,237	189,675
First Solar, Inc.*	4,166	348,861
GLOBALFOUNDRIES, Inc.(x)*	976	60,922
Intel Corp.	159,074	7,883,708
Marvell Technology, Inc.	33,162	2,378,047
Microchip Technology, Inc.	3,385	254,349
Micron Technology, Inc.	38,006	2,960,287
MKS Instruments, Inc.	339	50,850
NXP Semiconductors NV	7,224	1,337,018
ON Semiconductor Corp.*	7,640	478,341
Qorvo, Inc.*	4,252	527,673
Skyworks Solutions, Inc.	3,424	456,351
Texas Instruments, Inc.	13,813	2,534,409
Wolfspeed, Inc.*	4,533	516,127

		22,069,595

Software (1.5%)
ANSYS, Inc.*	2,000	635,300
Black Knight, Inc.*	5,974	346,432
C3.ai, Inc., Class A(x)*	1,739	39,475
CDK Global, Inc.	3,882	188,976
Ceridian HCM Holding, Inc.*	5,148	351,917
Citrix Systems, Inc.	3,135	316,322
Datto Holding Corp.(x)*	948	25,331
Dolby Laboratories, Inc., Class A	2,523	197,349
Duck Creek Technologies, Inc.*	2,329	51,517
Dynatrace, Inc.*	461	21,713
Guidewire Software, Inc.*	3,297	311,962
Informatica, Inc., Class A*	367	7,245
Jamf Holding Corp.*	322	11,209
Mandiant Corp.*	6,512	145,283
Manhattan Associates, Inc.*	1,161	161,042
N-able, Inc.*	1,553	14,132
NCR Corp.*	3,306	132,868
NortonLifeLock, Inc.	15,880	421,138
Oracle Corp.	4,314	356,897
Paycor HCM, Inc.*	516	15,021
Pegasystems, Inc.	90	7,258
Procore Technologies, Inc.*	652	37,790
salesforce.com, Inc.*	29,736	6,313,548
SS&C Technologies Holdings, Inc.	8,810	660,926
Synopsys, Inc.*	2,183	727,528
Teradata Corp.*	618	30,461
Tyler Technologies, Inc.*	212	94,317
VMware, Inc., Class A	5,509	627,310

		12,250,267

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C*	5,468	274,439
Hewlett Packard Enterprise Co.	51,113	854,098
HP, Inc.	27,817	1,009,757
NetApp, Inc.	2,948	244,684
Pure Storage, Inc., Class A*	686	24,223
Western Digital Corp.*	12,270	609,205
Xerox Holdings Corp.	4,982	100,487

		3,116,893

Total Information Technology		75,981,581

Materials (4.0%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	8,698	2,173,717
Albemarle Corp.	4,570	1,010,655
Ashland Global Holdings, Inc.	2,024	199,182
Axalta Coating Systems Ltd.*	6,592	162,031
Celanese Corp.	2,723	389,035
CF Industries Holdings, Inc.	8,405	866,219
Chemours Co. (The)	3,033	95,479
Corteva, Inc.	28,700	1,649,676
Diversey Holdings Ltd.*	688	5,208
Dow, Inc.	26,879	1,712,730
DuPont de Nemours, Inc.	20,199	1,486,242
Eastman Chemical Co.	5,264	589,884
Ecolab, Inc.	1,210	213,638
Element Solutions, Inc.	9,092	199,115
FMC Corp.	3,721	489,572
Huntsman Corp.	8,148	305,631
International Flavors & Fragrances, Inc.	10,017	1,315,533
LyondellBasell Industries NV, Class A	8,957	920,959
Mosaic Co. (The)	14,589	970,168
NewMarket Corp.	249	80,771
Olin Corp.	5,142	268,824
PPG Industries, Inc.	5,380	705,157
RPM International, Inc.	2,087	169,965
Valvoline, Inc.	7,117	224,613
Westlake Corp.	1,042	128,583

		16,332,587

Construction Materials (0.3%)
Eagle Materials, Inc.	1,520	195,107
Martin Marietta Materials, Inc.	2,445	941,056
Vulcan Materials Co.	5,198	954,873

		2,091,036

Containers & Packaging (0.6%)
Amcor plc	59,472	673,818
AptarGroup, Inc.	2,581	303,268
Ardagh Metal Packaging SA(x)*	4,315	35,081
Avery Dennison Corp.	1,526	265,478
Ball Corp.	8,779	790,110
Berry Global Group, Inc.*	5,308	307,652
Crown Holdings, Inc.	4,238	530,131
Graphic Packaging Holding Co.	7,965	159,619
International Paper Co.	15,210	701,941
Packaging Corp. of America	3,684	575,109
Sealed Air Corp.	2,664	178,381
Silgan Holdings, Inc.	3,291	152,143
Sonoco Products Co.	3,854	241,106
Westrock Co.	10,221	480,694

		5,394,531

Metals & Mining (1.1%)
Alcoa Corp.	7,236	651,457
Cleveland-Cliffs, Inc.*	17,545	565,125
Freeport-McMoRan, Inc.	40,691	2,023,970
Newmont Corp.	31,536	2,505,535
Nucor Corp.	10,709	1,591,893
Reliance Steel & Aluminum Co.	2,449	449,024
Royal Gold, Inc.	2,575	363,796
Southern Copper Corp.	291	22,087
Steel Dynamics, Inc.	6,024	502,582
United States Steel Corp.	10,168	383,740

		9,059,209

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	3,195	198,473
Sylvamo Corp.*	1,399	46,559

		245,032

Total Materials		33,122,395

Real Estate (4.9%)
Equity Real Estate Investment Trusts (REITs) (4.6%)
Alexandria Real Estate Equities, Inc. (REIT)	6,546	1,317,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
American Campus Communities, Inc. (REIT)	5,380	$301,119
American Homes 4 Rent (REIT), Class A	11,571	463,187
Americold Realty Trust (REIT)	10,482	292,238
Apartment Income REIT Corp. (REIT)	6,141	328,298
AvalonBay Communities, Inc. (REIT)	5,481	1,361,316
Boston Properties, Inc. (REIT)	6,137	790,446
Brixmor Property Group, Inc. (REIT)	11,633	300,248
Camden Property Trust (REIT)	3,885	645,687
Cousins Properties, Inc. (REIT)	5,825	234,689
CubeSmart (REIT)	8,567	445,741
Digital Realty Trust, Inc. (REIT)	11,036	1,564,905
Douglas Emmett, Inc. (REIT)	6,537	218,466
Duke Realty Corp. (REIT)	14,944	867,649
EPR Properties (REIT)	2,908	159,097
Equinix, Inc. (REIT)	1,020	756,452
Equity LifeStyle Properties, Inc. (REIT)	3,283	251,084
Equity Residential (REIT)	14,490	1,302,941
Essex Property Trust, Inc. (REIT)	2,547	879,938
Extra Space Storage, Inc. (REIT)	4,697	965,703
Federal Realty Investment Trust (REIT)	3,067	374,389
First Industrial Realty Trust, Inc. (REIT)	5,056	313,017
Gaming and Leisure Properties, Inc. (REIT)	9,158	429,785
Healthcare Trust of America, Inc. (REIT), Class A	8,551	267,988
Healthpeak Properties, Inc. (REIT)	21,192	727,521
Highwoods Properties, Inc. (REIT)	4,038	184,698
Host Hotels & Resorts, Inc. (REIT)	27,790	539,960
Hudson Pacific Properties, Inc. (REIT)	5,824	161,616
Invitation Homes, Inc. (REIT)	23,462	942,703
Iron Mountain, Inc. (REIT)	3,333	184,681
JBG SMITH Properties (REIT)	4,802	140,314
Kilroy Realty Corp. (REIT)	4,562	348,628
Kimco Realty Corp. (REIT)	22,834	564,000
Lamar Advertising Co. (REIT), Class A	427	49,609
Life Storage, Inc. (REIT)	3,202	449,657
Medical Properties Trust, Inc. (REIT)	23,227	491,019
Mid-America Apartment Communities, Inc. (REIT)	4,535	949,856
National Retail Properties, Inc. (REIT)	6,865	308,513
Omega Healthcare Investors, Inc. (REIT)	9,377	292,187
Orion Office REIT, Inc. (REIT)	2,222	31,108
Park Hotels & Resorts, Inc. (REIT)	9,226	180,184
Prologis, Inc. (REIT)	29,005	4,683,727
Public Storage (REIT)	1,399	546,002
Rayonier, Inc. (REIT)	5,585	229,655
Realty Income Corp. (REIT)	22,239	1,541,163
Regency Centers Corp. (REIT)	6,637	473,484
Rexford Industrial Realty, Inc. (REIT)	6,315	471,036
SBA Communications Corp. (REIT)	3,548	1,220,867
Simon Property Group, Inc. (REIT)	1,680	221,021
SL Green Realty Corp. (REIT)(x)	2,659	215,858
Spirit Realty Capital, Inc. (REIT)	5,003	230,238
STORE Capital Corp. (REIT)	9,601	280,637
Sun Communities, Inc. (REIT)	4,503	789,331
UDR, Inc. (REIT)	12,442	713,797
Ventas, Inc. (REIT)	15,666	967,532
VICI Properties, Inc. (REIT)	24,726	703,702
Vornado Realty Trust (REIT)	6,895	312,481
Welltower, Inc. (REIT)	17,122	1,646,109
Weyerhaeuser Co. (REIT)	29,459	1,116,496
WP Carey, Inc. (REIT)	7,429	600,560

		38,341,715

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	12,432	1,137,777
Howard Hughes Corp. (The)*	1,630	168,884
Jones Lang LaSalle, Inc.*	1,985	475,328
Opendoor Technologies, Inc.*	14,313	123,808

		1,905,797

Total Real Estate		40,247,512

Utilities (5.3%)
Electric Utilities (3.3%)
Alliant Energy Corp.	9,836	614,553
American Electric Power Co., Inc.	19,687	1,964,172
Avangrid, Inc.	2,244	104,885
Constellation Energy Corp.	12,800	720,000
Duke Energy Corp.	30,277	3,380,730
Edison International	14,662	1,027,806
Entergy Corp.	7,879	919,873
Evergy, Inc.	8,990	614,377
Eversource Energy	13,497	1,190,300
Exelon Corp.	38,399	1,828,944
FirstEnergy Corp.	21,388	980,854
Hawaiian Electric Industries, Inc.	4,143	175,290
IDACORP, Inc.	1,978	228,182
NextEra Energy, Inc.	77,174	6,537,410
NRG Energy, Inc.	5,221	200,278
OGE Energy Corp.	7,845	319,919
PG&E Corp.*	78,203	933,744
Pinnacle West Capital Corp.	4,430	345,983
PPL Corp.	29,563	844,319
Southern Co. (The)	41,622	3,018,011
Xcel Energy, Inc.	21,171	1,527,911

		27,477,541

Gas Utilities (0.1%)
Atmos Energy Corp.	5,270	629,712
National Fuel Gas Co.	3,429	235,573
UGI Corp.	8,174	296,062

		1,161,347

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	25,965	668,080
Brookfield Renewable Corp.	3,759	164,644
Vistra Corp.	18,681	434,333

		1,267,057

Multi-Utilities (1.5%)
Ameren Corp.	10,007	938,257
CenterPoint Energy, Inc.	23,331	714,862
CMS Energy Corp.	11,364	794,798
Consolidated Edison, Inc.	13,921	1,318,040
Dominion Energy, Inc.	31,694	2,693,039
DTE Energy Co.	7,587	1,003,077
NiSource, Inc.	15,396	489,593
Public Service Enterprise Group, Inc.	19,831	1,388,170
Sempra Energy	12,577	2,114,445
WEC Energy Group, Inc.	12,409	1,238,542

		12,692,823

Water Utilities (0.2%)
American Water Works Co., Inc.	7,139	1,181,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Essential Utilities, Inc.	9,062	$463,340

		1,645,059

Total Utilities		44,243,827

Total Common Stocks (98.7%) (Cost $522,527,459)		817,607,335

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	500,000	500,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $1,682,169, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 11/15/51; total market value $1,715,800. (xx)	$1,682,157	1,682,157
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $100,009, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $110,580. (xx)	100,000	100,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $200,002, collateralized by various Common Stocks; total market value $231,638. (xx)	200,000	200,000

Total Repurchase Agreements		1,982,157

Total Short-Term Investments (0.3%) (Cost $2,482,157)		2,482,157

Total Investments in Securities (99.0%) (Cost $525,009,616)		820,089,492
Other Assets Less Liabilities (1.0%)		8,146,299

Net Assets (100%)		$828,235,791

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $2,970,145. This was collateralized by $641,709 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 2/15/52 and by cash of $2,482,157 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	13,771	471,848	—	(19,415)	3,933	(30,704)	425,662	2,590	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	27	6/2022	USD	6,116,513	298,783
S&P Midcap 400 E-Mini Index	11	6/2022	USD	2,958,120	118,049

					416,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$58,453,634	$—	$—	$58,453,634
Consumer Discretionary	40,970,354	—	—	40,970,354
Consumer Staples	60,485,047	—	—	60,485,047
Energy	58,058,713	—	—	58,058,713
Financials	169,710,793	—	—	169,710,793
Health Care	146,631,637	—	—	146,631,637
Industrials	89,701,842	—	—	89,701,842
Information Technology	75,981,581	—	—	75,981,581
Materials	33,122,395	—	—	33,122,395
Real Estate	40,247,512	—	—	40,247,512
Utilities	44,243,827	—	—	44,243,827
Futures	416,832	—	—	416,832
Short-Term Investments
Investment Company	500,000	—	—	500,000
Repurchase Agreements	—	1,982,157	—	1,982,157

Total Assets	$818,524,167	$1,982,157	$—	$820,506,324

Total Liabilities	$—	$—	$—	$—

Total	$818,524,167	$1,982,157	$—	$820,506,324

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$324,259,575
Aggregate gross unrealized depreciation	(29,773,898)

Net unrealized appreciation	$294,485,677

Federal income tax cost of investments in securities and derivative instruments, if applicable	$526,020,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.4%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.#(x)	856,494	$20,238,954
Lumen Technologies, Inc.(x)	118,689	1,337,625
Verizon Communications, Inc.	565,030	28,782,628

		50,359,207

Entertainment (1.0%)
Activision Blizzard, Inc.	99,713	7,988,008
Electronic Arts, Inc.	33,052	4,181,409
Liberty Media Corp.-Liberty Formula One, Class A*	2,733	172,534
Liberty Media Corp.-Liberty Formula One, Class C*	23,068	1,611,069
Live Nation Entertainment, Inc.*	9,858	1,159,695
Madison Square Garden Sports Corp.*	1,311	235,141
Take-Two Interactive Software, Inc.*	10,636	1,635,179
Walt Disney Co. (The)*	200,888	27,553,798
World Wrestling Entertainment, Inc., Class A	634	39,587
Zynga, Inc., Class A*	62,650	578,886

		45,155,306

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	4,884	13,584,113
Alphabet, Inc., Class C*	13,267	37,054,598
IAC/InterActiveCorp*	8,882	890,687
Meta Platforms, Inc., Class A*	33,501	7,449,282
TripAdvisor, Inc.*	4,423	119,952
Twitter, Inc.*	248,052	9,597,132
Vimeo, Inc.*	1,296	15,397

		68,711,161

Media (1.5%)
Altice USA, Inc., Class A*	7,287	90,942
Cable One, Inc.(x)	309	452,450
Charter Communications, Inc., Class A*	11,564	6,308,393
Comcast Corp., Class A	918,829	43,019,574
Discovery, Inc., Class A(x)*	19,153	477,293
Discovery, Inc., Class C*	36,696	916,299
DISH Network Corp., Class A*	28,867	913,641
Fox Corp., Class A	37,121	1,464,423
Fox Corp., Class B	17,463	633,558
Interpublic Group of Cos., Inc. (The)	45,597	1,616,414
Liberty Broadband Corp., Class A*	2,708	354,910
Liberty Broadband Corp., Class C*	16,468	2,228,450
Liberty Media Corp.-Liberty SiriusXM, Class A*	10,802	493,759
Liberty Media Corp.-Liberty SiriusXM, Class C*	18,591	850,167
Loyalty Ventures, Inc.*	2,280	37,688
New York Times Co. (The), Class A	19,135	877,148
News Corp., Class A	45,331	1,004,082
News Corp., Class B	14,007	315,437
Nexstar Media Group, Inc., Class A	4,253	801,606
Omnicom Group, Inc.	24,475	2,077,438
Paramount Global, Class A(x)	893	36,086
Paramount Global, Class B	67,910	2,567,677
Sirius XM Holdings, Inc.(x)	102,531	678,755

		68,216,190

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	106,259	13,638,343

Total Communication Services		246,080,207

Consumer Discretionary (4.9%)
Auto Components (0.3%)
Aptiv plc*	25,680	3,074,153
BorgWarner, Inc.	27,887	1,084,804
Cie Generale des Etablissements Michelin SCA (ADR)	306,922	8,293,032
Gentex Corp.	27,523	802,846
Goodyear Tire & Rubber Co. (The)*	38,735	553,523
Lear Corp.	6,988	996,419
QuantumScape Corp.(x)*	8,043	160,780

		14,965,557

Automobiles (0.6%)
Ford Motor Co.	682,624	11,543,172
General Motors Co.*	160,216	7,007,848
Harley-Davidson, Inc.	17,791	700,965
Rivian Automotive, Inc., Class A(x)*	12,456	625,790
Stellantis NV	63,703	1,036,448
Tesla, Inc.*	5,823	6,274,865
Thor Industries, Inc.(x)	3,632	285,838

		27,474,926

Distributors (0.1%)
Genuine Parts Co.	16,258	2,048,833
LKQ Corp.	31,632	1,436,409

		3,485,242

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	1,390	184,439
Chegg, Inc.*	3,927	142,471
Frontdoor, Inc.*	3,100	92,535
Grand Canyon Education, Inc.*	4,528	439,714
H&R Block, Inc.	3,919	102,051
Mister Car Wash, Inc.*	1,697	25,099
Service Corp. International	18,663	1,228,399
Terminix Global Holdings, Inc.*	14,048	641,010

		2,855,718

Hotels, Restaurants & Leisure (0.9%)
Aramark	26,623	1,001,025
Boyd Gaming Corp.	7,443	489,601
Caesars Entertainment, Inc.*	8,985	695,080
Carnival Corp.*	99,150	2,004,813
Darden Restaurants, Inc.	4,869	647,334
Domino’s Pizza, Inc.	1,427	580,803
Hilton Worldwide Holdings, Inc.*	10,482	1,590,539
Hyatt Hotels Corp., Class A*	5,747	548,551
Marriott International, Inc., Class A*	25,068	4,405,701
Marriott Vacations Worldwide Corp.	4,855	765,633
McDonald’s Corp.	71,635	17,713,903
MGM Resorts International	45,384	1,903,405
Norwegian Cruise Line Holdings Ltd.(x)*	42,938	939,483
Penn National Gaming, Inc.*	17,933	760,718
Planet Fitness, Inc., Class A*	2,955	249,638
Royal Caribbean Cruises Ltd.*	25,516	2,137,730
Six Flags Entertainment Corp.*	5,477	238,250
Travel + Leisure Co.	3,246	188,073
Wyndham Hotels & Resorts, Inc.	3,907	330,884
Yum China Holdings, Inc.	45,929	1,907,891
Yum! Brands, Inc.	31,255	3,704,655

		42,803,710

Household Durables (0.9%)
DR Horton, Inc.	22,413	1,669,993
Garmin Ltd.	17,585	2,085,757
Leggett & Platt, Inc.	15,442	537,381
Lennar Corp., Class A	159,543	12,950,105
Lennar Corp., Class B	1,800	123,030
Mohawk Industries, Inc.*	6,368	790,906
Newell Brands, Inc.	44,281	948,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
NVR, Inc.*	131	$585,212
PulteGroup, Inc.	96,784	4,055,250
Sony Group Corp. (ADR)(x)	116,906	12,007,415
Toll Brothers, Inc.	7,616	358,104
TopBuild Corp.*	689	124,978
Whirlpool Corp.	12,165	2,101,869

		38,338,056

Internet & Direct Marketing Retail (0.5%)
Amazon.com, Inc.*	4,580	14,930,571
DoorDash, Inc., Class A*	2,001	234,497
eBay, Inc.	89,141	5,104,214
Qurate Retail, Inc., Class A	42,126	200,520
Wayfair, Inc., Class A(x)*	3,972	440,018

		20,909,820

Leisure Products (0.0%)
Brunswick Corp.	7,738	625,927
Hasbro, Inc.	14,831	1,214,956
Hayward Holdings, Inc.*	5,757	95,681
Polaris, Inc.(x)	2,020	212,746

		2,149,310

Multiline Retail (0.4%)
Dollar General Corp.	15,521	3,455,440
Dollar Tree, Inc.*	25,938	4,153,971
Kohl’s Corp.	17,309	1,046,502
Nordstrom, Inc.	2,006	54,383
Ollie’s Bargain Outlet Holdings, Inc.*	7,520	323,059
Target Corp.	47,310	10,040,128

		19,073,483

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	7,341	1,519,293
AutoNation, Inc.*	21,268	2,117,867
AutoZone, Inc.*	5,824	11,907,634
Bath & Body Works, Inc.	34,299	1,639,492
Best Buy Co., Inc.	21,983	1,998,255
Burlington Stores, Inc.*	467	85,073
CarMax, Inc.*	17,302	1,669,297
Dick’s Sporting Goods, Inc.(x)	7,331	733,247
Foot Locker, Inc.	10,897	323,205
Gap, Inc. (The)	23,438	330,007
Leslie’s, Inc.*	1,740	33,686
Lithia Motors, Inc.	3,146	944,178
Lowe’s Cos., Inc.	31,508	6,370,603
O’Reilly Automotive, Inc.*	8,009	5,485,845
Penske Automotive Group, Inc.	3,561	333,737
Petco Health & Wellness Co., Inc.(x)*	5,992	117,263
Victoria’s Secret & Co.*	3,677	188,851
Vroom, Inc.*	9,981	26,549
Williams-Sonoma, Inc.	6,747	978,315

		36,802,397

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	17,131	880,362
Carter’s, Inc.	4,827	444,036
Columbia Sportswear Co.	4,247	384,481
Deckers Outdoor Corp.*	2,773	759,164
Hanesbrands, Inc.	127,592	1,899,845
PVH Corp.	8,219	629,658
Ralph Lauren Corp.	5,544	628,911
Skechers USA, Inc., Class A*	13,602	554,418
Tapestry, Inc.	106,802	3,967,694
Under Armour, Inc., Class A*	21,875	372,312
Under Armour, Inc., Class C(x)*	23,742	369,426
VF Corp.	13,440	764,198

		11,654,505

Total Consumer Discretionary		220,512,724

Consumer Staples (6.1%)
Beverages (1.4%)
Brown-Forman Corp., Class A	2,586	162,246
Brown-Forman Corp., Class B	10,725	718,789
Coca-Cola Co. (The)	376,616	23,350,192
Constellation Brands, Inc., Class A	52,218	12,026,850
Diageo plc	132,648	6,704,455
Keurig Dr Pepper, Inc.	81,387	3,084,567
Molson Coors Beverage Co., Class B	63,536	3,391,552
Monster Beverage Corp.*	3,048	243,535
PepsiCo, Inc.	76,894	12,870,518

		62,552,704

Food & Staples Retailing (1.2%)
Albertsons Cos., Inc., Class A	18,048	600,096
Casey’s General Stores, Inc.	4,275	847,177
Costco Wholesale Corp.	3,394	1,954,435
Grocery Outlet Holding Corp.*	10,107	331,307
Kroger Co. (The)	139,871	8,024,399
US Foods Holding Corp.*	25,719	967,806
Walgreens Boots Alliance, Inc.	123,251	5,517,947
Walmart, Inc.#	247,092	36,796,941

		55,040,108

Food Products (1.4%)
Archer-Daniels-Midland Co.	84,698	7,644,841
Beyond Meat, Inc.(x)*	755	36,474
Bunge Ltd.	15,985	1,771,298
Campbell Soup Co.	22,693	1,011,427
Conagra Brands, Inc.	54,496	1,829,431
Darling Ingredients, Inc.*	17,779	1,429,076
Flowers Foods, Inc.	21,757	559,372
General Mills, Inc.	71,057	4,811,980
Hain Celestial Group, Inc. (The)*	10,572	363,677
Hershey Co. (The)	2,423	524,895
Hormel Foods Corp.	32,848	1,692,986
Ingredion, Inc.	7,740	674,541
J M Smucker Co. (The)	12,240	1,657,418
Kellogg Co.	16,298	1,051,058
Kraft Heinz Co. (The)	80,851	3,184,721
Lamb Weston Holdings, Inc.	11,878	711,611
McCormick & Co., Inc. (Non- Voting)	29,003	2,894,499
Mondelez International, Inc., Class A	162,516	10,202,754
Nestle SA (Registered)	54,347	7,055,372
Pilgrim’s Pride Corp.*	3,210	80,571
Post Holdings, Inc.*	6,860	475,124
Seaboard Corp.	31	130,370
Tyson Foods, Inc., Class A	114,133	10,229,741

		60,023,237

Household Products (1.6%)
Church & Dwight Co., Inc.	27,023	2,685,546
Clorox Co. (The)	2,735	380,247
Colgate-Palmolive Co.	86,084	6,527,750
Kimberly-Clark Corp.	46,306	5,703,047
Procter & Gamble Co. (The)	360,374	55,065,147
Reckitt Benckiser Group plc	30,367	2,321,163
Reynolds Consumer Products, Inc.	6,296	184,724
Spectrum Brands Holdings, Inc.	4,882	433,131

		73,300,755

Personal Products (0.0%)
Coty, Inc., Class A*	39,623	356,211
Herbalife Nutrition Ltd.*	9,840	298,743
Olaplex Holdings, Inc.*	7,583	118,522

		773,476

Tobacco (0.5%)
Altria Group, Inc.	95,844	5,007,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.	181,511	$17,051,144

		22,058,993

Total Consumer Staples		273,749,273

Energy (4.8%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	203,658	7,415,188
Halliburton Co.	97,725	3,700,846
NOV, Inc.	45,301	888,352
Schlumberger NV	163,014	6,734,108

		18,738,494

Oil, Gas & Consumable Fuels (4.4%)
Antero Midstream Corp.	38,886	422,691
APA Corp.	42,200	1,744,126
Chevron Corp.	225,604	36,735,099
ConocoPhillips	211,761	21,176,100
Continental Resources, Inc.(x)	6,781	415,879
Coterra Energy, Inc.	449,229	12,115,706
Devon Energy Corp.	78,486	4,640,877
Diamondback Energy, Inc.	11,037	1,512,952
DT Midstream, Inc.	11,219	608,743
EOG Resources, Inc.	123,993	14,783,685
EQT Corp.	35,366	1,216,944
Exxon Mobil Corp.	493,769	40,780,382
Hess Corp.	30,093	3,221,155
HF Sinclair Corp.*	17,368	692,115
Kinder Morgan, Inc.	226,754	4,287,918
Marathon Oil Corp.	90,107	2,262,587
Marathon Petroleum Corp.	71,644	6,125,562
Occidental Petroleum Corp.	85,918	4,874,987
ONEOK, Inc.	51,584	3,643,378
Phillips 66	126,957	10,967,815
Pioneer Natural Resources Co.	32,185	8,047,216
Targa Resources Corp.	26,161	1,974,371
Valero Energy Corp.	94,806	9,626,601
Williams Cos., Inc. (The)	141,573	4,729,954

		196,606,843

Total Energy		215,345,337

Financials (16.7%)
Banks (5.9%)
Bank of America Corp.	1,074,854	44,305,482
Bank of Hawaii Corp.	4,630	388,550
Bank OZK	14,116	602,753
BOK Financial Corp.	3,510	329,764
Citigroup, Inc.	393,111	20,992,127
Citizens Financial Group, Inc.	40,667	1,843,435
Comerica, Inc.	22,724	2,054,931
Commerce Bancshares, Inc.	91,387	6,542,395
Cullen/Frost Bankers, Inc.	65,149	9,017,273
East West Bancorp, Inc.	16,435	1,298,694
Fifth Third Bancorp	79,321	3,413,976
First Citizens BancShares, Inc., Class A	2,501	1,664,666
First Hawaiian, Inc.	14,901	415,589
First Horizon Corp.	62,350	1,464,601
First Republic Bank	20,729	3,360,171
FNB Corp.	39,755	494,950
Huntington Bancshares, Inc.	167,219	2,444,742
JPMorgan Chase & Co.	461,750	62,945,760
KeyCorp	108,067	2,418,539
M&T Bank Corp.	14,980	2,539,110
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	758,604	4,695,759
PacWest Bancorp	13,479	581,349
People’s United Financial, Inc.	49,426	988,026
Pinnacle Financial Partners, Inc.	8,621	793,822
PNC Financial Services Group, Inc. (The)	130,657	24,099,684
Popular, Inc.	9,213	753,071
Prosperity Bancshares, Inc.	10,341	717,458
Regions Financial Corp.	111,961	2,492,252
Signature Bank	6,903	2,025,961
SVB Financial Group*	6,675	3,734,329
Synovus Financial Corp.	15,623	765,527
Truist Financial Corp.	208,353	11,813,615
Umpqua Holdings Corp.	25,098	473,348
US Bancorp	202,633	10,769,944
Webster Financial Corp.	20,817	1,168,250
Wells Fargo & Co.	636,269	30,833,596
Western Alliance Bancorp	5,502	455,676
Wintrust Financial Corp.	6,579	611,386
Zions Bancorp NA	17,884	1,172,475

		267,483,036

Capital Markets (4.1%)
Affiliated Managers Group, Inc.	4,687	660,633
Ameriprise Financial, Inc.	51,381	15,432,797
Ares Management Corp.	1,920	155,962
Bank of New York Mellon Corp. (The)	88,080	4,371,410
BlackRock, Inc.	25,062	19,151,629
Blackstone, Inc.	88,207	11,196,997
Carlyle Group, Inc. (The)	18,806	919,801
Cboe Global Markets, Inc.	26,443	3,025,608
Charles Schwab Corp. (The)	175,348	14,783,590
CME Group, Inc.	41,775	9,936,601
Evercore, Inc., Class A	4,400	489,808
FactSet Research Systems, Inc.	640	277,856
Franklin Resources, Inc.	33,610	938,391
Goldman Sachs Group, Inc. (The)	59,989	19,802,369
Interactive Brokers Group, Inc., Class A	9,347	616,061
Intercontinental Exchange, Inc.	64,787	8,559,658
Invesco Ltd.	38,798	894,682
Janus Henderson Group plc	19,639	687,758
Jefferies Financial Group, Inc.	25,463	836,460
KKR & Co., Inc.	107,502	6,285,642
Lazard Ltd., Class A	11,643	401,683
LPL Financial Holdings, Inc.	7,569	1,382,705
Moody’s Corp.	8,174	2,757,989
Morgan Stanley	300,610	26,273,314
Morningstar, Inc.	267	72,936
MSCI, Inc.	2,735	1,375,377
Nasdaq, Inc.	54,059	9,633,314
Northern Trust Corp.	23,933	2,786,998
Raymond James Financial, Inc.	20,380	2,239,966
S&P Global, Inc.	20,577	8,440,274
SEI Investments Co.	12,437	748,832
State Street Corp.	42,534	3,705,562
Stifel Financial Corp.	11,786	800,269
T. Rowe Price Group, Inc.	17,608	2,662,153
Tradeweb Markets, Inc., Class A	12,142	1,066,918
Virtu Financial, Inc., Class A	10,124	376,815

		183,748,818

Consumer Finance (0.9%)
Ally Financial, Inc.	40,254	1,750,244
American Express Co.	70,829	13,245,023
Capital One Financial Corp.	136,711	17,948,787
Credit Acceptance Corp.(x)*	881	484,876
Discover Financial Services	15,357	1,692,188
OneMain Holdings, Inc.	13,033	617,895
SLM Corp.	34,009	624,405
Synchrony Financial	109,383	3,807,622

		40,171,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (1.8%)
Apollo Global Management, Inc.	15,407	$955,080
Berkshire Hathaway, Inc., Class B*	220,328	77,755,954
Equitable Holdings, Inc.‡	42,139	1,302,517
Voya Financial, Inc.(x)	12,785	848,285

		80,861,836

Insurance (3.9%)
Aflac, Inc.	76,104	4,900,337
Alleghany Corp.*	1,460	1,236,620
Allstate Corp. (The)	55,720	7,717,777
American Financial Group, Inc.	7,932	1,155,058
American International Group, Inc.	96,725	6,071,428
Aon plc, Class A	48,491	15,790,124
Arch Capital Group Ltd.*	32,940	1,594,955
Arthur J Gallagher & Co.	23,880	4,169,448
Assurant, Inc.	6,622	1,204,078
Assured Guaranty Ltd.	7,746	493,110
Axis Capital Holdings Ltd.	9,001	544,290
Brighthouse Financial, Inc.*	9,240	477,338
Brown & Brown, Inc.	25,716	1,858,495
Chubb Ltd.	97,450	20,844,555
Cincinnati Financial Corp.	97,508	13,257,188
CNA Financial Corp.	3,155	153,396
Erie Indemnity Co., Class A	938	165,210
Everest Re Group Ltd.	9,786	2,949,305
Fidelity National Financial, Inc.	60,809	2,969,912
First American Financial Corp.	12,327	799,036
Globe Life, Inc.	11,658	1,172,795
GoHealth, Inc., Class A*	732	864
Hanover Insurance Group, Inc. (The)	4,134	618,116
Hartford Financial Services Group, Inc. (The)	39,512	2,837,357
Kemper Corp.	6,993	395,384
Lemonade, Inc.(x)*	3,956	104,320
Lincoln National Corp.	17,759	1,160,728
Loews Corp.	24,827	1,609,286
Markel Corp.*	1,368	2,018,128
Marsh & McLennan Cos., Inc.	110,428	18,819,140
Mercury General Corp.	3,031	166,705
MetLife, Inc.	167,107	11,744,280
Old Republic International Corp.	32,585	842,974
Primerica, Inc.	4,557	623,489
Principal Financial Group, Inc.	30,497	2,238,785
Progressive Corp. (The)	162,037	18,470,598
Prudential Financial, Inc.	44,035	5,203,616
Reinsurance Group of America, Inc.	7,837	857,838
RenaissanceRe Holdings Ltd.	2,958	468,873
Travelers Cos., Inc. (The)	63,250	11,557,672
Unum Group	23,642	744,959
W R Berkley Corp.	24,093	1,604,353
White Mountains Insurance Group Ltd.	367	417,000
Willis Towers Watson plc	30,232	7,141,403

		179,170,323

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	61,047	799,716
Annaly Capital Management, Inc. (REIT)	162,696	1,145,380
New Residential Investment Corp. (REIT)	50,336	552,689
Starwood Property Trust, Inc. (REIT)	33,700	814,529

		3,312,314

Thrifts & Mortgage Finance (0.0%)
MGIC Investment Corp.	37,723	511,147
New York Community Bancorp, Inc.	52,503	562,832
TFS Financial Corp.	5,676	94,221
UWM Holdings Corp.(x)	5,440	24,643

		1,192,843

Total Financials		755,940,210

Health Care (14.2%)
Biotechnology (1.2%)
AbbVie, Inc.	36,692	5,948,140
Amgen, Inc.	62,063	15,008,075
Biogen, Inc.*	19,575	4,122,495
BioMarin Pharmaceutical, Inc.*	21,250	1,638,375
Exact Sciences Corp.*	1,454	101,664
Exelixis, Inc.*	5,111	115,866
Gilead Sciences, Inc.	183,649	10,917,933
Horizon Therapeutics plc*	20,652	2,172,797
Incyte Corp.*	3,030	240,642
Ionis Pharmaceuticals, Inc.*	1,245	46,115
Iovance Biotherapeutics, Inc.*	12,045	200,549
Mirati Therapeutics, Inc.*	791	65,036
Moderna, Inc.*	2,788	480,261
Natera, Inc.*	589	23,960
Regeneron Pharmaceuticals, Inc.*	10,480	7,319,442
Sage Therapeutics, Inc.*	5,937	196,515
Seagen, Inc.*	1,634	235,378
Ultragenyx Pharmaceutical, Inc.*	1,902	138,123
United Therapeutics Corp.*	5,158	925,397
Vertex Pharmaceuticals, Inc.*	17,794	4,643,700

		54,540,463

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	155,046	18,351,245
Alcon, Inc.(x)	114,210	9,060,279
Baxter International, Inc.	58,589	4,542,991
Becton Dickinson and Co.	33,292	8,855,672
Boston Scientific Corp.*	262,398	11,621,607
Cooper Cos., Inc. (The)	5,678	2,371,076
Dentsply Sirona, Inc.	25,289	1,244,725
Envista Holdings Corp.*	18,730	912,338
Figs, Inc., Class A(x)*	8,542	183,824
Globus Medical, Inc., Class A*	8,602	634,656
Hologic, Inc.*	51,215	3,934,336
ICU Medical, Inc.*	2,317	515,857
Integra LifeSciences Holdings Corp.*	8,375	538,177
Masimo Corp.*	1,571	228,643
Medtronic plc	357,363	39,649,425
Quidel Corp.*	4,263	479,417
ResMed, Inc.	1,648	399,656
STERIS plc	8,545	2,065,925
Stryker Corp.	23,285	6,225,245
Tandem Diabetes Care, Inc.*	444	51,633
Teleflex, Inc.	4,472	1,586,800
Zimmer Biomet Holdings, Inc.	44,922	5,745,524
Zimvie, Inc.(x)*	2,435	55,615

		119,254,666

Health Care Providers & Services (3.6%)
Acadia Healthcare Co., Inc.*	10,236	670,765
agilon health, Inc.*	1,112	28,189
Amedisys, Inc.*	451	77,703
AmerisourceBergen Corp.	17,336	2,682,052
Anthem, Inc.	34,173	16,786,461
Cardinal Health, Inc.	13,428	761,368
Centene Corp.*	99,860	8,407,213
Chemed Corp.	1,274	645,345
Cigna Corp.	84,777	20,313,417
CVS Health Corp.	165,302	16,730,215
DaVita, Inc.*	20,851	2,358,457
Encompass Health Corp.	4,760	338,484
HCA Healthcare, Inc.	3,535	885,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Henry Schein, Inc.*	16,102	$1,403,933
Humana, Inc.	15,073	6,559,317
Laboratory Corp. of America Holdings*	11,212	2,956,156
McKesson Corp.	34,473	10,553,219
Molina Healthcare, Inc.*	5,739	1,914,473
Oak Street Health, Inc.(x)*	1,042	28,009
Premier, Inc., Class A	14,069	500,716
Quest Diagnostics, Inc.	28,415	3,888,877
Signify Health, Inc., Class A(x)*	7,452	135,254
UnitedHealth Group, Inc.	120,534	61,468,724
Universal Health Services, Inc., Class B	8,257	1,196,852

		161,291,141

Health Care Technology (0.3%)
Cerner Corp.	61,641	5,767,132
Certara, Inc.*	5,239	112,534
Change Healthcare, Inc.*	250,348	5,457,586
Definitive Healthcare Corp.(x)*	769	18,956
Teladoc Health, Inc.(x)*	17,549	1,265,809

		12,622,017

Life Sciences Tools & Services (2.0%)
Adaptive Biotechnologies Corp.*	1,340	18,599
Agilent Technologies, Inc.	3,644	482,211
Bio-Rad Laboratories, Inc., Class A*	2,476	1,394,557
Charles River Laboratories International, Inc.*	381	108,193
Danaher Corp.	146,143	42,868,126
IQVIA Holdings, Inc.*	11,223	2,594,870
PerkinElmer, Inc.	14,701	2,564,736
QIAGEN NV*	26,360	1,291,640
Repligen Corp.*	386	72,603
Syneos Health, Inc.*	10,259	830,466
Thermo Fisher Scientific, Inc.	63,838	37,705,915
Waters Corp.*	520	161,403

		90,093,319

Pharmaceuticals (4.5%)
Bristol-Myers Squibb Co.	260,481	19,022,927
Catalent, Inc.*	15,089	1,673,370
Elanco Animal Health, Inc.*	298,528	7,788,595
Eli Lilly and Co.	20,741	5,939,600
Jazz Pharmaceuticals plc*	6,995	1,088,912
Johnson & Johnson	419,394	74,329,199
Merck & Co., Inc.	413,694	33,943,593
Nektar Therapeutics*	20,845	112,355
Organon & Co.	29,500	1,030,435
Perrigo Co. plc	15,516	596,280
Pfizer, Inc.#	927,728	48,028,479
Roche Holding AG	3,778	1,494,106
Roche Holding AG (ADR)	66,796	3,300,390
Royalty Pharma plc, Class A	15,412	600,451
Viatris, Inc.	140,779	1,531,675
Zoetis, Inc.	2,901	547,100

		201,027,467

Total Health Care		638,829,073

Industrials (9.4%)
Aerospace & Defense (2.2%)
Boeing Co. (The)*	62,504	11,969,516
BWX Technologies, Inc.	2,648	142,621
Curtiss-Wright Corp.	4,546	682,627
General Dynamics Corp.	78,470	18,925,395
HEICO Corp.	3,488	535,548
HEICO Corp., Class A	6,175	783,175
Hexcel Corp.	9,644	573,529
Howmet Aerospace, Inc.	41,711	1,499,093
Huntington Ingalls Industries, Inc.	4,582	913,834
L3Harris Technologies, Inc.	27,306	6,784,722
Lockheed Martin Corp.	11,473	5,064,182
Mercury Systems, Inc.*	6,506	419,312
Northrop Grumman Corp.	46,110	20,621,314
Raytheon Technologies Corp.	214,064	21,207,320
Spirit AeroSystems Holdings, Inc., Class A	35,883	1,754,320
Textron, Inc.	25,598	1,903,979
TransDigm Group, Inc.*	4,370	2,847,230
Virgin Galactic Holdings, Inc.(x)*	1,636	16,164
Woodward, Inc.	6,670	833,150

		97,477,031

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	12,074	1,300,491
Expeditors International of Washington, Inc.	5,337	550,565
FedEx Corp.	16,137	3,733,940
GXO Logistics, Inc.*	1,580	112,717

		5,697,713

Airlines (0.2%)
Alaska Air Group, Inc.*	28,824	1,672,080
American Airlines Group, Inc.(x)* .	74,324	1,356,413
Copa Holdings SA, Class A*	3,626	303,279
JetBlue Airways Corp.*	36,829	550,593
Southwest Airlines Co.*	68,752	3,148,842
United Airlines Holdings, Inc.*	37,559	1,741,235

		8,772,442

Building Products (0.7%)
A O Smith Corp.	15,368	981,862
Allegion plc	2,505	274,999
Armstrong World Industries, Inc.	2,784	250,588
AZEK Co., Inc. (The)*	5,877	145,985
Builders FirstSource, Inc.*	21,980	1,418,589
Carlisle Cos., Inc.	3,748	921,708
Carrier Global Corp.	53,893	2,472,072
Fortune Brands Home & Security, Inc.	11,698	868,927
Johnson Controls International plc	173,805	11,396,394
Lennox International, Inc.	3,869	997,660
Masco Corp.	93,888	4,788,288
Owens Corning	11,590	1,060,485
Trane Technologies plc	40,877	6,241,918

		31,819,475

Commercial Services & Supplies (0.3%)
ADT, Inc.	18,386	139,550
Cintas Corp.	669	284,586
Clean Harbors, Inc.*	5,847	652,759
Driven Brands Holdings, Inc.*	6,226	163,619
MSA Safety, Inc.	3,073	407,787
Republic Services, Inc.	24,420	3,235,650
Rollins, Inc.	1,853	64,947
Stericycle, Inc.*	10,604	624,788
Waste Management, Inc.	41,344	6,553,024

		12,126,710

Construction & Engineering (0.1%)
AECOM	36,027	2,767,234
MasTec, Inc.*	6,515	567,457
MDU Resources Group, Inc.	23,413	623,956
Quanta Services, Inc.	16,500	2,171,565
Valmont Industries, Inc.	2,432	580,275

		6,710,487

Electrical Equipment (0.8%)
Acuity Brands, Inc.	8,866	1,678,334
AMETEK, Inc.	26,803	3,569,624
ChargePoint Holdings, Inc.(x)*	26,017	517,218
Eaton Corp. plc	91,258	13,849,314
Emerson Electric Co.	86,703	8,501,229

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fluence Energy, Inc.(x)*	2,329	$30,533
Hubbell, Inc.	6,273	1,152,789
nVent Electric plc	19,313	671,706
Regal Rexnord Corp.	29,496	4,388,415
Rockwell Automation, Inc.	5,341	1,495,640
Sensata Technologies Holding plc*	37,987	1,931,639
Shoals Technologies Group, Inc., Class A*	12,107	206,303
Sunrun, Inc.*	23,505	713,847

		38,706,591

Industrial Conglomerates (1.3%)
3M Co.	57,651	8,583,081
General Electric Co.	147,299	13,477,858
Honeywell International, Inc.	160,191	31,169,965
Roper Technologies, Inc.	12,242	5,781,040

		59,011,944

Machinery (1.8%)
AGCO Corp.	6,533	954,014
Allison Transmission Holdings, Inc.	2,877	112,951
Caterpillar, Inc.	8,693	1,936,974
Colfax Corp.*	13,600	541,144
Crane Co.	5,687	615,788
Cummins, Inc.	16,732	3,431,901
Donaldson Co., Inc.	12,520	650,164
Dover Corp.	16,729	2,624,780
Flowserve Corp.	15,089	541,695
Fortive Corp.	37,980	2,314,121
Gates Industrial Corp. plc*	11,049	166,398
Graco, Inc.	7,326	510,769
IDEX Corp.	8,822	1,691,442
Illinois Tool Works, Inc.	35,191	7,368,995
Ingersoll Rand, Inc.	47,147	2,373,851
ITT, Inc.	9,961	749,167
Middleby Corp. (The)*	4,475	733,631
Nordson Corp.	5,643	1,281,412
Oshkosh Corp.	79,360	7,987,584
Otis Worldwide Corp.	66,809	5,140,953
PACCAR, Inc.	65,499	5,768,497
Parker-Hannifin Corp.	48,277	13,699,082
Pentair plc	19,174	1,039,423
Snap-on, Inc.	6,183	1,270,483
Stanley Black & Decker, Inc.	43,264	6,047,875
Timken Co. (The)	7,395	448,876
Toro Co. (The)	604	51,636
Westinghouse Air Brake Technologies Corp.#	20,822	2,002,452
Xylem, Inc.	99,084	8,447,902

		80,503,960

Marine (0.0%)
Kirby Corp.*	6,933	500,493

Professional Services (0.6%)
CACI International, Inc., Class A*	2,722	820,030
Clarivate plc*	50,582	847,754
CoStar Group, Inc.*	10,157	676,558
Dun & Bradstreet Holdings, Inc.*	18,640	326,573
Equifax, Inc.	30,740	7,288,454
FTI Consulting, Inc.*	3,871	608,599
Jacobs Engineering Group, Inc.	15,094	2,080,104
Legalzoom.com, Inc.(x)*	823	11,637
Leidos Holdings, Inc.	16,441	1,775,957
ManpowerGroup, Inc.	6,293	591,038
Nielsen Holdings plc	41,601	1,133,211
Robert Half International, Inc.	60,950	6,959,271
Science Applications International Corp.	6,728	620,120
TransUnion	7,068	730,407
Verisk Analytics, Inc.	6,698	1,437,592

		25,907,305

Road & Rail (1.1%)
AMERCO	1,087	648,874
Canadian National Railway Co.	19,149	2,568,647
CSX Corp.	357,272	13,379,836
JB Hunt Transport Services, Inc.	1,143	229,503
Knight-Swift Transportation Holdings, Inc.	33,400	1,685,364
Landstar System, Inc.	524	79,035
Norfolk Southern Corp.	28,356	8,087,698
Old Dominion Freight Line, Inc.	981	293,005
Ryder System, Inc.	6,037	478,915
Schneider National, Inc., Class B	5,985	152,618
TuSimple Holdings, Inc., Class A(x)*	13,574	165,603
Uber Technologies, Inc.*	27,044	964,930
Union Pacific Corp.	72,053	19,685,600
XPO Logistics, Inc.*	1,580	115,024

		48,534,652

Trading Companies & Distributors (0.2%)
Air Lease Corp.	12,393	553,347
Core & Main, Inc., Class A*	3,159	76,416
Fastenal Co.	7,475	444,015
MSC Industrial Direct Co., Inc., Class A	5,146	438,491
SiteOne Landscape Supply, Inc.*	2,463	398,243
United Rentals, Inc.*	8,504	3,020,706
Univar Solutions, Inc.*	19,409	623,805
Watsco, Inc.	3,866	1,177,738
WW Grainger, Inc.	5,857	3,020,982

		9,753,743

Total Industrials		425,522,546

Information Technology (10.3%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	3,000	416,940
Ciena Corp.*	17,919	1,086,429
Cisco Systems, Inc.	492,782	27,477,525
F5, Inc.*	7,014	1,465,575
Juniper Networks, Inc.	37,687	1,400,449
Lumentum Holdings, Inc.*	8,385	818,376
Motorola Solutions, Inc.	19,385	4,695,047
Ubiquiti, Inc.	89	25,913
Viasat, Inc.(x)*	8,040	392,352

		37,778,606

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	19,599	1,476,785
Arrow Electronics, Inc.*	26,554	3,150,101
Avnet, Inc.	11,541	468,449
Coherent, Inc.*	306	83,648
Corning, Inc.	58,688	2,166,174
IPG Photonics Corp.*	3,878	425,649
Jabil, Inc.	3,488	215,314
Keysight Technologies, Inc.*	12,132	1,916,492
Littelfuse, Inc.	2,807	700,094
National Instruments Corp.	15,399	625,046
TD SYNNEX Corp.	4,853	500,878
Teledyne Technologies, Inc.*	5,380	2,542,749
Trimble, Inc.*	29,112	2,100,140
Vontier Corp.	9,022	229,069

		16,600,588

IT Services (2.1%)
Accenture plc, Class A	45,733	15,422,540
Akamai Technologies, Inc.*	18,722	2,235,220
Alliance Data Systems Corp.	5,700	320,055
Amdocs Ltd.	15,005	1,233,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Automatic Data Processing, Inc.	3,936	$895,597
Broadridge Financial Solutions, Inc.	1,192	185,606
Cloudflare, Inc., Class A*	1,688	202,054
Cognizant Technology Solutions Corp., Class A	61,304	5,497,130
Concentrix Corp.	4,914	818,476
DXC Technology Co.*	29,184	952,274
Euronet Worldwide, Inc.*	1,695	220,604
Fastly, Inc., Class A*	12,235	212,644
Fidelity National Information Services, Inc.	104,904	10,534,460
Fiserv, Inc.*	64,960	6,586,944
FleetCor Technologies, Inc.*	7,134	1,776,794
Genpact Ltd.	20,223	879,903
Global Payments, Inc.	33,638	4,603,024
GoDaddy, Inc., Class A*	17,505	1,465,169
International Business Machines Corp.	120,011	15,603,830
Jack Henry & Associates, Inc.	6,326	1,246,538
Kyndryl Holdings, Inc.*	26,080	342,170
Mastercard, Inc., Class A	11,122	3,974,780
Paychex, Inc.	4,807	656,011
PayPal Holdings, Inc.*	46,553	5,383,854
Paysafe Ltd.*	81,047	274,749
Snowflake, Inc., Class A*	1,403	321,469
SolarWinds Corp.	4,037	53,732
StoneCo Ltd., Class A*	1,752	20,498
Thoughtworks Holding, Inc.*	3,246	67,549
Twilio, Inc., Class A*	13,944	2,298,111
VeriSign, Inc.*	11,375	2,530,483
Visa, Inc., Class A	24,402	5,411,632
Western Union Co. (The)	134,276	2,516,332
WEX, Inc.*	1,684	300,510

		95,044,303

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	13,923	1,522,341
Analog Devices, Inc.	56,556	9,341,920
Applied Materials, Inc.	29,754	3,921,577
Azenta, Inc.	1,464	121,336
Broadcom, Inc.	3,728	2,347,447
Cirrus Logic, Inc.*	6,619	561,225
First Solar, Inc.*	12,269	1,027,406
GLOBALFOUNDRIES, Inc.(x)*	2,800	174,776
Intel Corp.	599,829	29,727,525
KLA Corp.	7,879	2,884,187
Lam Research Corp.	5,765	3,099,322
Marvell Technology, Inc.	95,394	6,840,704
Microchip Technology, Inc.	155,345	11,672,623
Micron Technology, Inc.	123,761	9,639,744
MKS Instruments, Inc.	1,047	157,050
NVIDIA Corp.	24,815	6,771,021
NXP Semiconductors NV	54,978	10,175,328
ON Semiconductor Corp.*	22,600	1,414,986
Qorvo, Inc.*	12,865	1,596,546
QUALCOMM, Inc.	90,559	13,839,226
Skyworks Solutions, Inc.	10,177	1,356,391
Texas Instruments, Inc.	106,214	19,488,145
Wolfspeed, Inc.*	13,403	1,526,066

		139,206,892

Software (2.8%)
Adobe, Inc.*	34,249	15,604,529
ANSYS, Inc.*	43,570	13,840,011
Black Knight, Inc.*	17,654	1,023,755
C3.ai, Inc., Class A(x)*	5,049	114,612
CDK Global, Inc.	11,604	564,883
Ceridian HCM Holding, Inc.*	15,183	1,037,910
Citrix Systems, Inc.	9,285	936,857
Datto Holding Corp.(x)*	2,793	74,629
Dolby Laboratories, Inc., Class A	7,395	578,437
Duck Creek Technologies, Inc.*	6,464	142,984
Dynatrace, Inc.*	1,309	61,654
Guidewire Software, Inc.*	9,785	925,857
Informatica, Inc., Class A*	1,015	20,036
Jamf Holding Corp.*	882	30,702
Mandiant Corp.*	19,218	428,754
Manhattan Associates, Inc.*	3,388	469,949
Microsoft Corp.	162,663	50,150,630
N-able, Inc.*	4,598	41,842
NCR Corp.*	9,711	390,285
NortonLifeLock, Inc.	133,950	3,552,354
Oracle Corp.	127,907	10,581,746
Paycor HCM, Inc.*	1,001	29,139
Pegasystems, Inc.	277	22,340
Procore Technologies, Inc.*	1,842	106,762
salesforce.com, Inc.*	88,079	18,700,933
SS&C Technologies Holdings, Inc.	26,015	1,951,645
Synopsys, Inc.*	6,445	2,147,925
Teradata Corp.*	1,829	90,151
Tyler Technologies, Inc.*	655	291,403
VMware, Inc., Class A	36,124	4,113,440
Zoom Video Communications, Inc., Class A*	1,529	179,245

		128,205,399

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	199,552	34,843,775
Dell Technologies, Inc., Class C*	16,190	812,576
Hewlett Packard Enterprise Co.	151,401	2,529,911
HP, Inc.	141,104	5,122,075
NetApp, Inc.	8,707	722,681
Pure Storage, Inc., Class A*	1,971	69,596
Western Digital Corp.*	70,545	3,502,559
Xerox Holdings Corp.	16,432	331,434

		47,934,607

Total Information Technology		464,770,395

Materials (3.6%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	25,772	6,440,681
Albemarle Corp.	13,517	2,989,285
Ashland Global Holdings, Inc.	6,369	626,773
Axalta Coating Systems Ltd.*	19,715	484,595
Celanese Corp.	25,455	3,636,756
CF Industries Holdings, Inc.	24,865	2,562,587
Chemours Co. (The)	9,091	286,185
Corteva, Inc.	327,924	18,849,071
Diversey Holdings Ltd.*	1,983	15,011
Dow, Inc.	80,804	5,148,831
DuPont de Nemours, Inc.	129,354	9,517,867
Eastman Chemical Co.	15,589	1,746,903
Ecolab, Inc.	51,598	9,110,143
Element Solutions, Inc.	26,888	588,847
FMC Corp.	10,987	1,445,560
Huntsman Corp.	24,094	903,766
International Flavors & Fragrances, Inc.	43,156	5,667,677
LyondellBasell Industries NV, Class A	26,799	2,755,473
Mosaic Co. (The)	43,147	2,869,275
NewMarket Corp.	813	263,721
Olin Corp.	15,428	806,576
PPG Industries, Inc.	62,638	8,209,963
RPM International, Inc.	99,929	8,138,218
Sherwin-Williams Co. (The)	26,726	6,671,344
Valvoline, Inc.	21,087	665,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Westlake Corp.	3,020	$372,668

		100,773,282

Construction Materials (0.4%)
Eagle Materials, Inc.	4,592	589,429
Martin Marietta Materials, Inc.	36,456	14,031,550
Vulcan Materials Co.	15,459	2,839,818

		17,460,797

Containers & Packaging (0.4%)
Amcor plc	179,432	2,032,964
AptarGroup, Inc.	7,674	901,695
Ardagh Metal Packaging SA*	16,141	131,226
Avery Dennison Corp.	4,514	785,301
Ball Corp.	25,986	2,338,740
Berry Global Group, Inc.*	15,698	909,856
Crown Holdings, Inc.	12,551	1,570,005
Graphic Packaging Holding Co.	23,505	471,040
International Paper Co.	45,032	2,078,227
Packaging Corp. of America	10,882	1,698,789
Sealed Air Corp.	7,827	524,096
Silgan Holdings, Inc.	9,667	446,905
Sonoco Products Co.	11,407	713,622
Westrock Co.	30,630	1,440,529

		16,042,995

Metals & Mining (0.6%)
Alcoa Corp.	21,674	1,951,310
Cleveland-Cliffs, Inc.*	53,015	1,707,613
Freeport-McMoRan, Inc.	120,504	5,993,869
Newmont Corp.	93,424	7,422,537
Nucor Corp.	33,283	4,947,518
Reliance Steel & Aluminum Co.	7,291	1,336,805
Royal Gold, Inc.	7,555	1,067,371
Southern Copper Corp.	799	60,644
Steel Dynamics, Inc.	17,840	1,488,391
United States Steel Corp.	31,061	1,172,242

		27,148,300

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	9,382	582,810
Sylvamo Corp.*	4,121	137,147

		719,957

Total Materials		162,145,331

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Alexandria Real Estate Equities, Inc. (REIT)	17,935	3,609,419
American Campus Communities, Inc. (REIT)	79,505	4,449,895
American Homes 4 Rent (REIT), Class A	32,844	1,314,745
Americold Realty Trust (REIT)	52,021	1,450,346
Apartment Income REIT Corp. (REIT)	18,171	971,422
AvalonBay Communities, Inc. (REIT)	16,232	4,031,542
Boston Properties, Inc. (REIT)	18,158	2,338,750
Brixmor Property Group, Inc. (REIT)	34,437	888,819
Camden Property Trust (REIT)	11,512	1,913,294
Cousins Properties, Inc. (REIT)	36,845	1,484,485
Crown Castle International Corp. (REIT)	55,595	10,262,837
CubeSmart (REIT)	24,874	1,294,194
Digital Realty Trust, Inc. (REIT)	32,692	4,635,726
Douglas Emmett, Inc. (REIT)	19,294	644,806
Duke Realty Corp. (REIT)	44,256	2,569,503
EPR Properties (REIT)	8,583	469,576
Equinix, Inc. (REIT)	3,050	2,261,941
Equity LifeStyle Properties, Inc. (REIT)	70,446	5,387,710
Equity Residential (REIT)	42,864	3,854,331
Essex Property Trust, Inc. (REIT)	7,570	2,615,284
Extra Space Storage, Inc. (REIT)	13,909	2,859,690
Federal Realty Investment Trust (REIT)	8,970	1,094,968
First Industrial Realty Trust, Inc. (REIT)	14,919	923,635
Gaming and Leisure Properties, Inc. (REIT)	26,267	1,232,710
Healthcare Trust of America, Inc. (REIT), Class A	25,317	793,435
Healthpeak Properties, Inc. (REIT)	62,769	2,154,860
Highwoods Properties, Inc. (REIT)	11,875	543,163
Host Hotels & Resorts, Inc. (REIT)	82,251	1,598,137
Hudson Pacific Properties, Inc. (REIT)	17,193	477,106
Invitation Homes, Inc. (REIT)	69,517	2,793,193
Iron Mountain, Inc. (REIT)	9,797	542,852
JBG SMITH Properties (REIT)	14,137	413,083
Kilroy Realty Corp. (REIT)	13,493	1,031,135
Kimco Realty Corp. (REIT)	67,640	1,670,708
Lamar Advertising Co. (REIT), Class A	1,218	141,507
Life Storage, Inc. (REIT)	9,445	1,326,361
Medical Properties Trust, Inc. (REIT)	68,755	1,453,481
Mid-America Apartment Communities, Inc. (REIT)	24,213	5,071,413
National Retail Properties, Inc. (REIT)	20,306	912,552
Omega Healthcare Investors, Inc. (REIT)	27,769	865,282
Orion Office REIT, Inc. (REIT)	6,390	89,460
Park Hotels & Resorts, Inc. (REIT)	27,301	533,189
Prologis, Inc. (REIT)	85,903	13,871,616
Public Storage (REIT)	9,761	3,809,523
Rayonier, Inc. (REIT)	16,534	679,878
Realty Income Corp. (REIT)	65,804	4,560,217
Regency Centers Corp. (REIT)	19,603	1,398,478
Rexford Industrial Realty, Inc. (REIT)	17,641	1,315,842
SBA Communications Corp. (REIT)	10,560	3,633,696
Simon Property Group, Inc. (REIT)	4,990	656,484
SL Green Realty Corp. (REIT)(x)	8,112	658,532
Spirit Realty Capital, Inc. (REIT)	14,316	658,822
STORE Capital Corp. (REIT)	28,359	828,934
Sun Communities, Inc. (REIT)	45,110	7,907,332
UDR, Inc. (REIT)	35,761	2,051,609
Ventas, Inc. (REIT)	46,399	2,865,602
VICI Properties, Inc. (REIT)	73,192	2,083,044
Vornado Realty Trust (REIT)	20,401	924,573
Welltower, Inc. (REIT)	50,649	4,869,395
Weyerhaeuser Co. (REIT)	87,206	3,305,107
WP Carey, Inc. (REIT)	21,487	1,737,009

		142,786,238

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	36,806	3,368,485
Howard Hughes Corp. (The)*	4,836	501,058
Jones Lang LaSalle, Inc.*	5,933	1,420,716
Opendoor Technologies, Inc.*	42,409	366,838

		5,657,097

Total Real Estate		148,443,335

Utilities (4.2%)
Electric Utilities (2.7%)
Alliant Energy Corp.	29,084	1,817,168
American Electric Power Co., Inc.	143,751	14,342,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Avangrid, Inc.(x)	6,633	$310,026
Constellation Energy Corp.	37,908	2,132,325
Duke Energy Corp.	177,238	19,790,395
Edison International	43,394	3,041,919
Entergy Corp.	23,341	2,725,062
Evergy, Inc.	26,573	1,815,999
Eversource Energy	39,994	3,527,071
Exelon Corp.	113,724	5,416,674
FirstEnergy Corp.	63,373	2,906,286
Hawaiian Electric Industries, Inc.	12,197	516,055
IDACORP, Inc.	5,810	670,242
NextEra Energy, Inc.	228,608	19,365,384
NRG Energy, Inc.	15,430	591,895
OGE Energy Corp.	23,236	947,564
PG&E Corp.*	175,920	2,100,485
Pinnacle West Capital Corp.	13,084	1,021,860
PPL Corp.	87,505	2,499,143
Southern Co. (The)	230,493	16,713,048
Xcel Energy, Inc.	235,831	17,019,923

		119,270,561

Gas Utilities (0.3%)
Atmos Energy Corp.	100,052	11,955,214
National Fuel Gas Co.	10,093	693,389
UGI Corp.	24,152	874,785

		13,523,388

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	76,913	1,978,972
Brookfield Renewable Corp.	11,113	486,749
Vistra Corp.	55,752	1,296,234

		3,761,955

Multi-Utilities (1.0%)
Ameren Corp.	54,895	5,146,955
CenterPoint Energy, Inc.	69,077	2,116,519
CMS Energy Corp.	33,605	2,350,334
Consolidated Edison, Inc.	41,204	3,901,195
Dominion Energy, Inc.	177,762	15,104,437
DTE Energy Co.	22,438	2,966,528
NiSource, Inc.	45,563	1,448,903
Public Service Enterprise Group, Inc.	58,662	4,106,340
Sempra Energy	37,255	6,263,310
WEC Energy Group, Inc.	36,733	3,666,321

		47,070,842

Water Utilities (0.1%)
American Water Works Co., Inc.	21,155	3,501,787
Essential Utilities, Inc.	26,807	1,370,642

		4,872,429

Total Utilities		188,499,175

Total Common Stocks (82.9%) (Cost $2,300,637,819)		3,739,837,606

EXCHANGE TRADED FUNDS (ETF):
Equity (8.8%)
iShares Core S&P 500 ETF	794	360,230
iShares Morningstar Growth ETF(x)	8,000	520,000
iShares Morningstar U.S. Equity ETF	5,416	340,396
iShares Morningstar Value ETF‡	1,259,310	86,363,480
iShares Russell 1000 ETF(x)	1,631	407,864
iShares Russell 1000 Value ETF	504,688	83,768,114
iShares S&P 500 Value ETF(x)	299,191	46,590,022
SPDR Portfolio S&P 500 Growth ETF(x)	6,900	456,849
SPDR Portfolio S&P 500 Value ETF(x)	946,500	39,516,375
Vanguard Growth ETF(x)	1,790	514,804
Vanguard Large-Cap ETF(x)	1,464	305,229
Vanguard Russell 1000 Growth ETF(x)	5,600	399,616
Vanguard Russell 1000 Value	691,600	50,348,480
Vanguard Value ETF(x)	581,001	85,860,328

Total Exchange Traded Funds (8.8%) (Cost $281,143,127)		395,751,787

SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	123,684,108	123,708,845

Total Investment Companies		128,708,845

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $11,556,030, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 11/15/51; total market value $11,787,069. (xx)	$11,555,950	11,555,950
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $3,700,324, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $4,091,455. (xx)	3,700,000	3,700,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $10,000,417, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $10,200,172. (xx)	10,000,000	10,000,000
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $2,000,105, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $2,040,000. (xx)	2,000,000	2,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $20,900,232, collateralized by various Common Stocks; total market value $24,206,136. (xx)	20,900,000	20,900,000

Total Repurchase Agreements		48,155,950

Total Short-Term Investments (3.9%) (Cost $176,841,186)		176,864,795

Total Investments in Securities (95.6%) (Cost $2,758,622,132)		4,312,454,188
Other Assets Less Liabilities (4.4%)		199,296,724

Net Assets (100%)		$4,511,750,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $40,242,185.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $53,624,489. This was collateralized by $2,689,645 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 2/15/52 and by cash of $53,155,950 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	42,139	1,470,271	—	(86,359)	19,139	(100,534)	1,302,517	7,585	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF	1,259,310	84,863,976	2,685,575	—	—	(1,186,071)	86,363,480	413,188	—

Total		86,334,247	2,685,575	(86,359)	19,139	(1,286,605)	87,665,997	420,773	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	985	6/2022	USD	223,139,438	5,447,811
S&P Midcap 400 E-Mini Index	480	6/2022	USD	129,081,600	639,924

					6,087,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$246,080,207	$—	$—	$246,080,207
Consumer Discretionary	220,512,724	—	—	220,512,724
Consumer Staples	257,668,283	16,080,990	—	273,749,273
Energy	215,345,337	—	—	215,345,337
Financials	755,940,210	—	—	755,940,210
Health Care	637,334,967	1,494,106	—	638,829,073
Industrials	425,522,546	—	—	425,522,546
Information Technology	464,770,395	—	—	464,770,395
Materials	162,145,331	—	—	162,145,331
Real Estate	148,443,335	—	—	148,443,335
Utilities	188,499,175	—	—	188,499,175
Exchange Traded Funds	395,751,787	—	—	395,751,787
Futures	6,087,735	—	—	6,087,735
Short-Term Investments
Investment Companies	128,708,845	—	—	128,708,845
Repurchase Agreements	—	48,155,950	—	48,155,950

Total Assets	$4,252,810,877	$65,731,046	$—	$4,318,541,923

Total Liabilities	$—	$—	$—	$—

Total	$4,252,810,877	$65,731,046	$—	$4,318,541,923

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,560,667,469
Aggregate gross unrealized depreciation	(105,095,872)

Net unrealized appreciation	$1,455,571,597

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,862,970,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.6%)
Mondi plc	128,193	$2,485,176

Brazil (12.5%)
Banco do Brasil SA	1,255,329	9,122,858
BB Seguridade Participacoes SA	1,919,400	10,324,578
CCR SA	2,695,610	7,773,648
Engie Brasil Energia SA	423,700	3,836,487
Petroleo Brasileiro SA (ADR)	783,188	11,591,182
Vale SA (ADR)	202,437	4,046,716
Vibra Energia SA	808,100	3,954,743

		50,650,212

China (22.0%)
AAC Technologies Holdings, Inc.(x)	635,394	1,525,506
A-Living Smart City Services Co. Ltd.(m)	1,793,000	2,493,888
Anhui Conch Cement Co. Ltd., Class H	1,212,374	6,213,396
China Construction Bank Corp., Class H	20,327,574	15,269,998
China Medical System Holdings Ltd.	1,924,000	3,011,405
China Merchants Bank Co. Ltd., Class H	737,281	5,763,597
China Shenhua Energy Co. Ltd., Class H	1,093,054	3,486,520
China Vanke Co. Ltd., Class H	2,446,200	5,504,070
ENN Natural Gas Co. Ltd., Class A	1,160,400	3,228,895
Gree Electric Appliances, Inc. of Zhuhai, Class A	860,300	4,367,996
Hengan International Group Co. Ltd.	1,287,973	5,945,391
Huayu Automotive Systems Co. Ltd., Class A	913,400	2,864,001
Lenovo Group Ltd.	6,160,000	6,680,903
Ping An Insurance Group Co. of China Ltd., Class H	1,048,500	7,397,774
Sinopharm Group Co. Ltd., Class H	3,345,431	7,608,827
Tingyi Cayman Islands Holding Corp.	2,200,000	3,689,655
Weichai Power Co. Ltd., Class H	2,461,906	3,869,853

		88,921,675

Egypt (1.0%)
Commercial International Bank Egypt SAE (Registered) (GDR)(m)*	1,757,651	4,110,839

Greece (1.0%)
OPAP SA	278,473	4,051,145

Hong Kong (1.2%)
ASM Pacific Technology Ltd.	462,812	4,680,869

Hungary (1.6%)
OTP Bank Nyrt.*	178,411	6,472,248

India (7.6%)
Axis Bank Ltd.*	409,566	4,070,741
Bajaj Auto Ltd.	68,768	3,304,631
Bharat Petroleum Corp. Ltd.	608,126	2,873,084
Coal India Ltd.	1,411,077	3,398,485
Hero MotoCorp Ltd.	83,710	2,518,990
Indus Towers Ltd.*	1,885,834	5,466,256
Petronet LNG Ltd.	1,506,469	3,836,304
UPL Ltd.	522,528	5,268,026

		30,736,517

Indonesia (4.9%)
Astra International Tbk. PT	11,053,496	5,049,830
Bank Mandiri Persero Tbk. PT	15,003,528	8,232,515
Telkom Indonesia Persero Tbk. PT (ADR)	199,824	6,384,377

		19,666,722

Mexico (5.6%)
America Movil SAB de CV (ADR), Class L	197,558	4,178,352
Grupo Financiero Banorte SAB de CV, Class O	920,007	6,929,887
Grupo Mexico SAB de CV	1,177,427	7,029,636
Kimberly-Clark de Mexico SAB de CV, Class A	2,159,717	3,045,755
Ternium SA (ADR)	30,441	1,389,631

		22,573,261

Portugal (2.5%)
Galp Energia SGPS SA	786,430	9,952,197

Russia (0.0%)
Gazprom PJSC (ADR)(r)	561,427	—
LUKOIL PJSC (ADR)(r)	81,393	—
Mobile TeleSystems PJSC (ADR)(r)	768,016	—
Sberbank of Russia PJSC(r)	1,680,737	—
X5 Retail Group NV (GDR)(m)(r)	186,246	—

		—

South Africa (9.0%)
Anglo American plc	71,526	3,689,059
Bidvest Group Ltd. (The)	364,570	5,567,688
Life Healthcare Group Holdings Ltd.	2,992,714	4,765,635
Nedbank Group Ltd.	580,679	9,226,947
Sanlam Ltd.	795,416	3,910,119
Standard Bank Group Ltd.	450,988	5,611,017
Vodacom Group Ltd.	330,254	3,609,194

		36,379,659

South Korea (14.1%)
Coway Co. Ltd.	89,617	5,052,051
Hyundai Mobis Co. Ltd.	25,283	4,465,349
KB Financial Group, Inc.	168,471	8,469,445
KT Corp.	8,190	240,551
KT&G Corp.	48,660	3,238,455
Samsung Electronics Co. Ltd.	251,020	14,340,181
Shinhan Financial Group Co. Ltd.	206,850	7,055,062
SK Hynix, Inc.	148,158	14,182,138

		57,043,232

Taiwan (11.4%)
ASE Technology Holding Co. Ltd.	2,393,000	8,535,376
Globalwafers Co. Ltd.	113,000	2,625,686
Hon Hai Precision Industry Co. Ltd.	1,842,000	6,785,861
MediaTek, Inc.	89,000	2,774,921
Novatek Microelectronics Corp.	470,000	6,937,101
Quanta Computer, Inc.	2,388,000	7,314,272
Taiwan Semiconductor
Manufacturing Co. Ltd.	291,429	6,025,130
Wiwynn Corp.	148,000	5,238,001

		46,236,348

Thailand (1.7%)
Kasikornbank PCL	796,567	3,861,497
Siam Cement PCL (The)	250,442	2,878,620

		6,740,117

United Kingdom (1.4%)
Unilever plc	121,809	5,513,614

Total Common Stocks (98.1%) (Cost $398,097,934)		396,213,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $250, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $255.(xx)	$250	$250

Total Short-Term Investment (0.0%) (Cost $250)		250

Total Investments in Securities (98.1%) (Cost $398,098,184)		396,214,081
Other Assets Less Liabilities (1.9%)		7,576,554

Net Assets (100%)		$403,790,635

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $6,604,727 or 1.6% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $1,204,592. This was collateralized by $1,276,591 of various U.S. Government Treasury Securities, ranging from 0.125% – 3.125%, maturing 2/28/23 – 5/15/50 and by cash of $250 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Sector Weightings as of March 31, 2022	Market Value	% of Net Assets
Financials	$115,829,122	28.7%
Information Technology	87,645,945	21.7
Consumer Discretionary	35,628,736	8.8
Energy	35,137,772	8.7
Materials	33,000,260	8.2
Consumer Staples	21,432,870	5.3
Communication Services	19,878,730	4.9
Industrials	17,211,189	4.3
Health Care	15,385,867	3.8
Real Estate	7,997,958	2.0
Utilities	7,065,382	1.7
Repurchase Agreement	250	0.0 #
Cash and Other	7,576,554	1.9

		100.0%

#	Less than 0.05%.

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	108,848	ZAR	1,592,975	JPMorgan Chase Bank	4/5/2022	(167)

Net unrealized depreciation						(167)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)(b)		Total
Assets:
Common Stocks
Austria	$—	$2,485,176	$—		$2,485,176
Brazil	50,650,212	—	—		50,650,212
China	—	88,921,675	—		88,921,675
Egypt	—	4,110,839	—		4,110,839
Greece	—	4,051,145	—		4,051,145
Hong Kong	—	4,680,869	—		4,680,869
Hungary	—	6,472,248	—		6,472,248
India	—	30,736,517	—		30,736,517
Indonesia	6,384,377	13,282,345	—		19,666,722
Mexico	22,573,261	—	—		22,573,261
Portugal	—	9,952,197	—		9,952,197
Russia	—	—	—	(c)	— (c)
South Africa	—	36,379,659	—		36,379,659
South Korea	—	57,043,232	—		57,043,232
Taiwan	—	46,236,348	—		46,236,348
Thailand	—	6,740,117	—		6,740,117
United Kingdom	—	5,513,614	—		5,513,614
Short-Term Investment
Repurchase Agreement	—	250	—		250

Total Assets	$79,607,850	$316,606,231	$—		$396,214,081

Liabilities:
Forward Currency Contracts	$—	$(167)	$—		$(167)

Total Liabilities	$—	$(167)	$—		$(167)

Total	$79,607,850	$316,606,064	$—		$396,213,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

(a)	A security with a market value of $0 transferred from Level 1 to Level 3 at the end of the period due to unobservable market inputs.

(b)	Securities with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market inputs.

(c)	Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,984,230
Aggregate gross unrealized depreciation	(61,245,827)

Net unrealized depreciation	$(3,261,597)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$399,475,511

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.4%)
FedEx Corp. Pass-Through Trust,
Series 2020-1 AA
1.875%, 2/20/34	$12,614,935	$11,433,083

Total Asset-Backed Security		11,433,083

Corporate Bonds (48.0%)
Communication Services (6.3%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.
3.500%, 6/1/41	15,543,000	14,326,693
4.300%, 12/15/42	12,705,000	12,595,923
4.800%, 6/15/44	5,020,000	5,210,623
4.550%, 3/9/49	7,826,000	8,205,360
3.650%, 6/1/51	7,010,000	6,189,565
Bell Canada (The)
4.300%, 7/29/49	1,313,000	1,389,948
Telefonica Emisiones SA
7.045%, 6/20/36	8,883,000	11,077,361
4.895%, 3/6/48	640,000	662,516
TELUS Corp.
4.300%, 6/15/49	6,946,000	7,293,832
Verizon Communications, Inc.
3.400%, 3/22/41	3,712,000	3,477,352
3.700%, 3/22/61	5,355,000	4,979,767

		75,408,940

Entertainment (0.2%)
Activision Blizzard, Inc.
2.500%, 9/15/50	2,147,000	1,761,985
NBCUniversal Media LLC
6.400%, 4/30/40	242,000	315,734
Walt Disney Co. (The)
6.150%, 3/1/37(x)	429,000	542,754
4.625%, 3/23/40	1,522,000	1,688,850
4.700%, 3/23/50	1,038,000	1,195,834

		5,505,157

Media (2.1%)
Charter Communications Operating LLC
6.384%, 10/23/35	4,984,000	5,621,454
3.500%, 6/1/41	625,000	517,812
6.484%, 10/23/45	3,149,000	3,582,617
5.375%, 5/1/47	3,959,000	4,001,361
3.900%, 6/1/52	615,000	513,833
3.950%, 6/30/62	1,493,000	1,201,193
Comcast Corp.
4.250%, 1/15/33	175,000	184,207
3.250%, 11/1/39	6,253,000	5,889,329
3.750%, 4/1/40	210,000	205,608
4.049%, 11/1/52	225,000	232,893
2.937%, 11/1/56§	40,000	33,249
4.950%, 10/15/58	5,291,000	6,265,298
2.650%, 8/15/62	5,108,000	3,787,506
2.987%, 11/1/63§	289,000	236,185
Discovery Communications LLC
5.200%, 9/20/47	978,000	1,013,797
Fox Corp.
5.476%, 1/25/39	2,722,000	3,038,858
5.576%, 1/25/49	2,219,000	2,583,734
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	8,400,000	10,055,640
Paramount Global
6.875%, 4/30/36	4,187,000	5,112,210
5.900%, 10/15/40	1,328,000	1,492,082
4.375%, 3/15/43	678,000	639,067
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	4,374,483
4.500%, 9/15/42	1,041,000	962,842

		61,545,258

Wireless Telecommunication Services (1.4%)
America Movil SAB de CV
6.375%, 3/1/35	2,989,000	3,721,305
6.125%, 3/30/40	3,914,000	4,837,978
Rogers Communications, Inc.
5.450%, 10/1/43	1,064,000	1,190,829
5.000%, 3/15/44	3,712,000	3,930,017
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	8,333,079
3.600%, 11/15/60	1,969,000	1,678,533
Vodafone Group plc
6.250%, 11/30/32	258,000	306,637
6.150%, 2/27/37	10,509,000	12,589,114
4.250%, 9/17/50	2,709,000	2,689,918
5.125%, 6/19/59	1,140,000	1,258,512

		40,535,922

Total Communication Services		182,995,277

Consumer Discretionary (2.6%)
Auto Components (0.1%)
Aptiv plc
5.400%, 3/15/49	428,000	468,062
3.100%, 12/1/51	3,508,000	2,779,304

		3,247,366

Automobiles (0.2%)
General Motors Co.
6.600%, 4/1/36	3,313,000	3,740,463
5.150%, 4/1/38	1,991,000	2,017,007
5.200%, 4/1/45	1,110,000	1,125,977

		6,883,447

Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
4.875%, 12/9/45	86,000	95,762
4.450%, 3/1/47	30,000	32,027
4.450%, 9/1/48	430,000	441,840
3.625%, 9/1/49	67,000	63,989
Starbucks Corp.
4.500%, 11/15/48	161,000	164,664

		798,282

Household Durables (0.3%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43	2,605,000	2,644,075
PulteGroup, Inc.
7.875%, 6/15/32	4,123,000	5,312,107

		7,956,182

Internet & Direct Marketing Retail (0.8%)
Alibaba Group Holding Ltd.
4.000%, 12/6/37	8,295,000	7,719,078
3.150%, 2/9/51	200,000	153,126
Amazon.com, Inc.
4.800%, 12/5/34	413,000	474,679
3.875%, 8/22/37	322,000	340,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.950%, 12/5/44	$1,106,000	$1,339,266
4.050%, 8/22/47	1,820,000	1,960,850
3.250%, 5/12/61	541,000	506,490
eBay, Inc.
4.000%, 7/15/42	4,984,000	4,920,301
3.650%, 5/10/51	6,826,000	6,317,617

		23,731,417

Multiline Retail (0.4%)
Dollar Tree, Inc.
3.375%, 12/1/51	5,866,000	5,002,382
Target Corp.
7.000%, 1/15/38	2,991,000	4,210,068
3.625%, 4/15/46	1,628,000	1,684,270

		10,896,720

Specialty Retail (0.6%)
Home Depot, Inc. (The)
5.875%, 12/16/36	372,000	470,948
5.950%, 4/1/41	199,000	257,544
4.250%, 4/1/46	1,522,000	1,649,365
Lowe’s Cos., Inc.
3.700%, 4/15/46	1,134,000	1,076,225
4.050%, 5/3/47	124,000	124,324
3.000%, 10/15/50	394,000	335,522
TJX Cos., Inc. (The)
4.500%, 4/15/50	11,494,000	13,462,692

		17,376,620

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc.
3.250%, 3/27/40	2,736,000	2,658,362
3.875%, 11/1/45	1,462,000	1,530,962

		4,189,324

Total Consumer Discretionary		75,079,358

Consumer Staples (4.2%)
Beverages (1.8%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	367,000	399,311
4.900%, 2/1/46	9,962,000	11,066,358
Anheuser-Busch InBev
Worldwide, Inc.
8.000%, 11/15/39	132,000	193,079
4.350%, 6/1/40	13,250,000	13,793,336
5.550%, 1/23/49	4,035,000	4,902,183
5.800%, 1/23/59	819,000	1,027,086
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	696,269
4.200%, 3/25/50	3,053,000	3,407,157
2.750%, 6/1/60	1,068,000	853,460
Diageo Capital plc
5.875%, 9/30/36	727,000	910,291
3.875%, 4/29/43	922,000	938,260
Fomento Economico Mexicano SAB de CV
3.500%, 1/16/50	1,774,000	1,639,708
Molson Coors Beverage Co.
5.000%, 5/1/42	10,206,000	10,760,339
PepsiCo, Inc.
3.450%, 10/6/46	719,000	683,181

		51,270,018

Food & Staples Retailing (0.7%)
Kroger Co. (The)
5.150%, 8/1/43	283,000	322,914
Sysco Corp.
6.600%, 4/1/40	1,713,000	2,235,570
6.600%, 4/1/50	9,833,000	13,180,448
Walgreens Boots Alliance, Inc.
4.100%, 4/15/50	2,896,000	2,809,950
Walmart, Inc.
5.250%, 9/1/35	469,000	569,537
4.050%, 6/29/48	609,000	689,888

		19,808,307

Food Products (0.8%)
Archer-Daniels-Midland Co.
4.535%, 3/26/42	3,129,000	3,532,200
4.500%, 3/15/49	1,957,000	2,317,975
Conagra Brands, Inc.
5.400%, 11/1/48	10,853,000	12,355,685
General Mills, Inc.
5.400%, 6/15/40	147,000	173,773
4.700%, 4/17/48	390,000	437,777
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	856,740
Tyson Foods, Inc.
4.550%, 6/2/47	3,434,000	3,665,000

		23,339,150

Household Products (0.5%)
Colgate-Palmolive Co.
4.000%, 8/15/45	3,777,000	4,043,356
3.700%, 8/1/47	4,854,000	5,113,742
Kimberly-Clark Corp.
6.625%, 8/1/37	2,025,000	2,729,218
3.200%, 7/30/46	1,253,000	1,181,330
Procter & Gamble Co. (The)
3.600%, 3/25/50	2,515,000	2,675,578

		15,743,224

Tobacco (0.4%)
Altria Group, Inc.
2.450%, 2/4/32	147,000	127,873
3.875%, 9/16/46	849,000	714,746
5.950%, 2/14/49	3,077,000	3,343,853
Philip Morris International, Inc.
6.375%, 5/16/38	6,759,000	8,303,111
4.250%, 11/10/44	623,000	604,392

		13,093,975

Total Consumer Staples		123,254,674

Energy (4.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
4.080%, 12/15/47	1,216,000	1,219,182
Halliburton Co.
5.000%, 11/15/45	617,000	668,179
NOV, Inc.
3.950%, 12/1/42	528,000	464,954

		2,352,315

Oil, Gas & Consumable Fuels (4.0%)
BP Capital Markets America, Inc.
2.939%, 6/4/51	2,365,000	2,017,885
Cenovus Energy, Inc.
6.800%, 9/15/37	9,509,000	11,563,011
5.400%, 6/15/47	477,000	535,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Cheniere Corpus Christi Holdings LLC
2.742%, 12/31/39§	$17,399,000	$15,216,596
Chevron Corp.
3.078%, 5/11/50	2,891,000	2,721,800
ConocoPhillips
5.900%, 10/15/32	314,000	378,881
ConocoPhillips Co.
4.025%, 3/15/62§	1,298,000	1,300,843
Devon Energy Corp.
5.600%, 7/15/41	44,000	50,741
Diamondback Energy, Inc.
4.400%, 3/24/51	2,455,000	2,489,797
Enbridge, Inc.
4.500%, 6/10/44	7,465,000	7,586,015
3.400%, 8/1/51	876,000	776,579
Energy Transfer LP
5.000%, 5/15/44(e)	69,000	67,881
6.125%, 12/15/45	37,000	40,870
5.300%, 4/15/47	538,000	554,253
5.400%, 10/1/47	352,000	365,149
Enterprise Products Operating LLC
6.125%, 10/15/39	6,522,000	7,839,225
3.300%, 2/15/53	10,233,000	8,737,788
EOG Resources, Inc.
4.950%, 4/15/50	2,348,000	2,864,599
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	2,344,920
4.327%, 3/19/50	4,865,000	5,422,833
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	798,405
Marathon Oil Corp.
6.800%, 3/15/32	2,830,000	3,392,218
6.600%, 10/1/37	1,319,000	1,603,946
5.200%, 6/1/45	890,000	964,211
Marathon Petroleum Corp.
6.500%, 3/1/41	3,657,000	4,522,208
4.750%, 9/15/44	1,055,000	1,070,407
5.000%, 9/15/54	2,494,000	2,544,968
MPLX LP
4.500%, 4/15/38	2,448,000	2,497,598
5.200%, 3/1/47	1,639,000	1,753,960
5.500%, 2/15/49	880,000	973,920
ONEOK Partners LP
6.125%, 2/1/41	86,000	95,071
ONEOK, Inc.
5.200%, 7/15/48	654,000	698,146
7.150%, 1/15/51	2,557,000	3,258,029
Phillips 66
4.650%, 11/15/34	258,000	275,938
5.875%, 5/1/42	1,742,000	2,145,043
Plains All American Pipeline LP
4.900%, 2/15/45	8,238,000	7,905,989
TransCanada PipeLines Ltd.
5.000%, 10/16/43	567,000	621,269
5.100%, 3/15/49	1,021,000	1,186,143
Valero Energy Corp.
6.625%, 6/15/37	1,214,000	1,481,619
Williams Cos., Inc. (The)
8.750%, 3/15/32(e)	285,000	387,507
6.300%, 4/15/40	3,874,000	4,689,516
5.100%, 9/15/45	1,435,000	1,543,868

		117,285,395

Total Energy		119,637,710

Financials (6.9%)
Banks (4.4%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.81%),
4.244%, 4/24/38(k)	1,495,000	1,545,691
5.875%, 2/7/42	12,210,000	15,376,185
(ICE LIBOR USD 3 Month + 1.99%),
4.443%, 1/20/48(k)	3,129,000	3,395,887
(ICE LIBOR USD 3 Month + 1.52%),
4.330%, 3/15/50(k)	152,000	160,804
(SOFR + 1.56%), 2.972%, 7/21/52(k)	7,068,000	6,122,028
Citigroup, Inc.
6.125%, 8/25/36	2,750,000	3,309,654
(SOFR + 4.55%), 5.316%, 3/26/41(k)	6,496,000	7,560,721
5.875%, 1/30/42	980,000	1,220,078
(ICE LIBOR USD 3 Month + 1.84%),
4.281%, 4/24/48(k)	418,000	449,257
Cooperatieve Rabobank UA
5.250%, 5/24/41	396,000	486,086
5.250%, 8/4/45	6,825,000	7,694,478
Fifth Third Bancorp
8.250%, 3/1/38	5,188,000	7,670,630
HSBC Bank USA NA
7.000%, 1/15/39	7,457,000	10,168,424
HSBC Holdings plc
6.800%, 6/1/38	267,000	332,980
6.100%, 1/14/42	3,557,000	4,486,448
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.36%),
3.882%, 7/24/38(k)	159,000	159,890
5.400%, 1/6/42	163,000	193,876
(SOFR + 1.46%), 3.157%, 4/22/42(k)	70,000	63,555
5.625%, 8/16/43	7,704,000	9,386,338
(ICE LIBOR USD 3 Month + 1.58%), 4.260%, 2/22/48(k)	20,437,000	21,624,737
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	33,109
(Zero Coupon), 6/29/37	135,000	91,860
Mitsubishi UFJ Financial Group, Inc.
4.153%, 3/7/39	7,707,000	7,972,893
Sumitomo Mitsui Financial Group, Inc.
2.930%, 9/17/41	212,000	180,426
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	11,361,000	10,181,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41(k)	$4,004,000	$3,577,471
5.606%, 1/15/44	151,000	180,058
3.900%, 5/1/45	408,000	406,574
(SOFR + 4.50%), 5.013%, 4/4/51(k)	3,823,000	4,541,151

		128,573,066

Capital Markets (0.8%)
Brookfield Finance I UK plc
2.340%, 1/30/32	333,000	293,623
Brookfield Finance, Inc.
3.500%, 3/30/51	1,221,000	1,087,324
Credit Suisse Group AG
4.875%, 5/15/45	919,000	947,658
Goldman Sachs Group, Inc. (The)
6.750%, 10/1/37	130,000	163,162
(SOFR + 1.47%), 2.908%, 7/21/42(k)	178,000	153,487
4.800%, 7/8/44	887,000	985,114
Intercontinental Exchange, Inc.
4.250%, 9/21/48	5,452,000	5,861,185
Moody’s Corp.
5.250%, 7/15/44	55,000	63,886
4.875%, 12/17/48	6,262,000	7,098,794
Morgan Stanley
(SOFR + 4.84%), 5.597%, 3/24/51(k)	3,845,000	4,932,082
(SOFR + 1.43%), 2.802%, 1/25/52(k)	111,000	92,430
Raymond James Financial, Inc.
4.950%, 7/15/46	1,631,000	1,858,351

		23,537,096

Consumer Finance (0.1%)
AerCap Ireland Capital DAC
3.850%, 10/29/41	3,271,000	2,880,114

Diversified Financial Services (0.2%)
National Rural Utilities Cooperative Finance Corp.
8.000%, 3/1/32	13,000	17,520
4.300%, 3/15/49	5,268,000	5,665,442
Shell International Finance BV
4.125%, 5/11/35	222,000	233,064
4.000%, 5/10/46	820,000	855,906

		6,771,932

Insurance (1.4%)
Alleghany Corp.
3.250%, 8/15/51	850,000	740,288
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	1,224,111
3.850%, 8/10/49	2,664,000	2,689,606
American International Group, Inc.
4.800%, 7/10/45	2,020,000	2,278,956
Aon Corp.
2.900%, 8/23/51	930,000	757,857
Aon Global Ltd.
4.750%, 5/15/45	846,000	912,659
Brighthouse Financial, Inc.
4.700%, 6/22/47	1,708,000	1,638,915
Chubb Corp. (The)
6.000%, 5/11/37	6,118,000	7,643,203
Chubb INA Holdings, Inc.
4.350%, 11/3/45	6,282,000	6,813,722
Fidelity National Financial, Inc.
3.200%, 9/17/51	4,340,000	3,495,219
Hartford Financial Services Group, Inc. (The)
2.900%, 9/15/51	166,000	135,193
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	11,000	12,892
4.900%, 3/15/49	23,000	26,388
MetLife, Inc.
5.700%, 6/15/35	126,000	151,341
6.400%, 12/15/36	170,000	183,084
10.750%, 8/1/39	175,000	254,445
4.875%, 11/13/43	686,000	776,388
Progressive Corp. (The)
4.125%, 4/15/47	832,000	879,957
3.950%, 3/26/50	691,000	718,115
Prudential Financial, Inc.
4.600%, 5/15/44	1,333,000	1,440,810
3.935%, 12/7/49	6,605,000	6,628,893
Travelers Cos., Inc. (The)
6.250%, 6/15/37	94,000	119,266
3.750%, 5/15/46	871,000	866,452
4.000%, 5/30/47	174,000	177,680
2.550%, 4/27/50	172,000	139,655

		40,705,095

Total Financials		202,467,303

Health Care (6.8%)
Biotechnology (1.4%)
AbbVie, Inc.
4.500%, 5/14/35	433,000	458,665
4.050%, 11/21/39	6,970,000	7,171,453
4.400%, 11/6/42	31,000	32,894
4.450%, 5/14/46	297,000	301,708
4.875%, 11/14/48	4,529,000	5,133,084
Amgen, Inc.
2.000%, 1/15/32	145,000	128,444
2.800%, 8/15/41	8,878,000	7,631,508
5.150%, 11/15/41	1,089,000	1,221,122
4.563%, 6/15/48	589,000	619,559
2.770%, 9/1/53	11,390,000	9,118,308
Baxalta, Inc.
5.250%, 6/23/45	2,075,000	2,388,256
Biogen, Inc.
5.200%, 9/15/45	2,833,000	3,130,175
3.150%, 5/1/50	1,279,000	1,043,588
Gilead Sciences, Inc.
5.650%, 12/1/41	1,510,000	1,777,854
4.150%, 3/1/47	804,000	827,356

		40,983,974

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
4.750%, 11/30/36	2,206,000	2,563,571
6.150%, 11/30/37	470,000	612,006
4.750%, 4/15/43	150,000	174,246
Baxter International, Inc.
3.132%, 12/1/51§	1,402,000	1,195,620
Becton Dickinson and Co.
4.669%, 6/6/47	145,000	157,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Boston Scientific Corp.
4.700%, 3/1/49(x)	$4,319,000	$4,852,352
Koninklijke Philips NV
5.000%, 3/15/42	87,000	95,802
Medtronic, Inc.
4.625%, 3/15/45	1,529,000	1,776,791
Stryker Corp.
4.375%, 5/15/44	157,000	164,459
4.625%, 3/15/46	144,000	160,582

		11,752,844

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.
4.300%, 12/15/47	1,551,000	1,559,727
Anthem, Inc.
4.650%, 1/15/43	1,627,000	1,776,893
3.125%, 5/15/50	3,631,000	3,225,334
3.600%, 3/15/51	1,927,000	1,845,239
Banner Health
2.907%, 1/1/42	5,162,000	4,556,705
Baylor Scott & White Holdings
Series 2021
2.839%, 11/15/50	1,487,000	1,268,492
Cardinal Health, Inc.
4.368%, 6/15/47	1,086,000	1,075,290
Children’s Health System of Texas
2.511%, 8/15/50	2,010,000	1,585,444
Cigna Corp.
3.200%, 3/15/40	7,987,000	7,257,508
6.125%, 11/15/41	261,000	323,155
4.800%, 7/15/46	1,279,000	1,380,155
CommonSpirit Health
3.910%, 10/1/50	1,192,000	1,134,304
CVS Health Corp.
4.780%, 3/25/38	480,000	522,710
2.700%, 8/21/40	219,000	185,696
5.125%, 7/20/45	1,135,000	1,280,286
5.050%, 3/25/48	10,191,000	11,579,361
HCA, Inc.
5.500%, 6/15/47	186,000	210,050
3.500%, 7/15/51	419,000	362,016
Humana, Inc.
4.950%, 10/1/44	909,000	1,018,511
Kaiser Foundation Hospitals
Series 2021
3.002%, 6/1/51	4,580,000	4,036,446
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	1,119,385
Mass General Brigham, Inc.
Series 2020
3.342%, 7/1/60	4,928,000	4,471,872
Memorial Sloan-Kettering Cancer Center
Series 2020
2.955%, 1/1/50	656,000	569,289
Providence St Joseph Health Obligated Group
Series 21A
2.700%, 10/1/51	4,788,000	3,779,226
Rady Children’s Hospital- San Diego
Series 21A
3.154%, 8/15/51	964,000	868,112
Sutter Health
Series 20A
3.161%, 8/15/40	679,000	590,648
3.361%, 8/15/50	2,003,000	1,876,587
UnitedHealth Group, Inc.
6.625%, 11/15/37	469,000	631,040
4.750%, 7/15/45	3,023,000	3,518,964
4.250%, 4/15/47	96,000	104,685
3.875%, 8/15/59	12,294,000	12,798,253
Yale-New Haven Health Services Corp.
Series 2020
2.496%, 7/1/50	1,023,000	813,975

		77,325,358

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
4.100%, 8/15/47	2,116,000	2,265,987

Pharmaceuticals (2.3%)
AstraZeneca plc
4.000%, 9/18/42	9,162,000	9,657,849
4.375%, 11/16/45	1,084,000	1,206,721
4.375%, 8/17/48	5,814,000	6,564,943
Eli Lilly and Co.
4.150%, 3/15/59	673,000	760,726
GlaxoSmithKline Capital, Inc.
6.375%, 5/15/38	6,400,000	8,544,668
4.200%, 3/18/43	1,011,000	1,055,171
Johnson & Johnson
5.950%, 8/15/37	2,045,000	2,652,634
3.700%, 3/1/46	6,183,000	6,346,363
3.750%, 3/3/47	1,568,000	1,660,384
3.500%, 1/15/48	2,062,000	2,116,881
Merck & Co., Inc.
4.150%, 5/18/43	232,000	252,810
4.000%, 3/7/49	3,847,000	4,140,064
Novartis Capital Corp.
4.000%, 11/20/45	1,425,000	1,516,782
Pfizer, Inc.
3.900%, 3/15/39	33,000	35,138
7.200%, 3/15/39	9,451,000	13,887,866
4.300%, 6/15/43	179,000	198,787
4.125%, 12/15/46	227,000	250,998
4.200%, 9/15/48	3,343,000	3,762,491
Takeda Pharmaceutical Co. Ltd.
3.025%, 7/9/40	1,881,000	1,617,720

		66,228,996

Total Health Care		198,557,159

Industrials (4.7%)
Aerospace & Defense (1.2%)
Boeing Co. (The)
5.705%, 5/1/40	3,793,000	4,253,674
3.850%, 11/1/48	38,000	33,372
5.805%, 5/1/50	7,543,000	8,661,348
5.930%, 5/1/60	762,000	883,259
General Dynamics Corp.
4.250%, 4/1/40	3,172,000	3,440,893
L3Harris Technologies, Inc.
5.054%, 4/27/45	896,000	1,010,643
Northrop Grumman Corp.
5.150%, 5/1/40	1,393,000	1,627,954
4.750%, 6/1/43	402,000	435,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 5/1/50	$12,515,000	$15,641,066
Raytheon Technologies Corp.
4.350%, 4/15/47	298,000	318,414

		36,306,172

Air Freight & Logistics (0.0%)
FedEx Corp.
3.900%, 2/1/35	65,000	64,718
United Parcel Service, Inc.
6.200%, 1/15/38	113,000	147,021

		211,739

Airlines (0.5%)
American Airlines Pass- Through Trust, Class A
Series 2021-1 A
2.875%, 7/11/34	15,810,000	14,189,426

Building Products (0.0%)
Johnson Controls International plc
6.000%, 1/15/36	596,000	731,066

Commercial Services & Supplies (0.6%)
California Endowment (The)
Series 2021
2.498%, 4/1/51	4,287,000	3,589,543
Ford Foundation (The)
Series 2020
2.815%, 6/1/70	3,280,000	2,675,415
Republic Services, Inc.
3.050%, 3/1/50	1,435,000	1,238,991
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	5,726,000	4,742,384
Waste Connections, Inc.
2.950%, 1/15/52	3,981,000	3,378,724
Waste Management, Inc.
2.500%, 11/15/50	1,480,000	1,194,557

		16,819,614

Electrical Equipment (0.2%)
Eaton Corp.
4.000%, 11/2/32	63,000	66,259
4.150%, 11/2/42	750,000	779,261
3.915%, 9/15/47	329,000	328,573
Rockwell Automation, Inc.
4.200%, 3/1/49	2,973,000	3,210,022

		4,384,115

Industrial Conglomerates (0.4%)
3M Co.
4.000%, 9/14/48	31,000	32,600
3.250%, 8/26/49	3,076,000	2,841,455
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	2,468,000	2,651,302
Honeywell International, Inc.
3.812%, 11/21/47	3,876,000	4,041,814
2.800%, 6/1/50(x)	2,915,000	2,692,951

		12,260,122

Machinery (0.4%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	34,058
3.803%, 8/15/42	522,000	541,554
4.750%, 5/15/64	522,000	641,384
Deere & Co.
3.900%, 6/9/42	503,000	528,714
2.875%, 9/7/49	804,000	734,064
3.750%, 4/15/50	665,000	704,346
Parker-Hannifin Corp.
4.000%, 6/14/49	7,155,000	7,104,184
Stanley Black & Decker, Inc.
2.750%, 11/15/50	2,206,000	1,826,647

		12,114,951

Road & Rail (1.4%)
Burlington Northern Santa Fe LLC
4.400%, 3/15/42	92,000	99,896
4.700%, 9/1/45	2,771,000	3,139,603
4.125%, 6/15/47	539,000	580,136
Canadian National Railway Co.
3.650%, 2/3/48	264,000	264,294
Canadian Pacific Railway Co.
5.950%, 5/15/37	1,433,000	1,752,534
6.125%, 9/15/15	1,880,000	2,482,014
CSX Corp.
6.150%, 5/1/37	32,000	39,827
4.100%, 3/15/44	32,000	31,711
4.750%, 11/15/48	4,706,000	5,384,798
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	246,415
3.942%, 11/1/47	4,126,000	4,191,267
4.050%, 8/15/52	815,000	849,230
3.155%, 5/15/55	186,000	165,658
Union Pacific Corp.
3.200%, 5/20/41	2,710,000	2,559,906
3.750%, 2/5/70	7,186,000	7,024,568
3.799%, 4/6/71	10,842,000	10,751,396

		39,563,253

Total Industrials		136,580,458

Information Technology (4.0%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	37,923

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.
4.750%, 3/15/42	81,000	88,206
5.350%, 11/15/48	5,255,000	6,300,383
5.450%, 11/15/79	3,835,000	4,172,583

		10,561,172

IT Services (0.8%)
Fiserv, Inc.
4.400%, 7/1/49	6,062,000	6,222,790
International Business Machines Corp.
5.600%, 11/30/39	5,135,000	6,268,665
2.850%, 5/15/40	6,647,000	5,893,498
4.700%, 2/19/46	319,000	358,241
Mastercard, Inc.
3.950%, 2/26/48	493,000	529,423
3.650%, 6/1/49	64,000	65,525
Visa, Inc.
3.650%, 9/15/47	3,769,000	3,855,339

		23,193,481

Semiconductors & Semiconductor Equipment (2.0%)
Applied Materials, Inc.
5.850%, 6/15/41	1,103,000	1,431,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.350%, 4/1/47	$2,900,000	$3,343,760
2.750%, 6/1/50	3,128,000	2,744,248
Broadcom, Inc.
3.187%, 11/15/36§	6,548,000	5,702,768
3.500%, 2/15/41§	806,000	712,410
3.750%, 2/15/51§	7,861,000	7,014,691
Intel Corp.
4.600%, 3/25/40	8,955,000	9,930,246
4.800%, 10/1/41	87,000	100,299
4.100%, 5/19/46	1,032,000	1,058,321
4.100%, 5/11/47	229,000	241,673
4.750%, 3/25/50	4,561,000	5,315,617
KLA Corp.
5.000%, 3/15/49	8,644,000	10,167,869
NVIDIA Corp.
3.700%, 4/1/60	3,562,000	3,625,360
NXP BV
3.250%, 5/11/41§	1,943,000	1,709,597
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,391,078
4.300%, 5/20/47	321,000	359,594
Texas Instruments, Inc.
4.150%, 5/15/48	406,000	450,897
TSMC Arizona Corp.
3.250%, 10/25/51(x)	4,863,000	4,379,278

		59,679,328

Software (0.6%)
Microsoft Corp.
3.500%, 2/12/35	141,000	147,063
3.450%, 8/8/36	65,000	67,298
4.450%, 11/3/45	925,000	1,084,455
3.700%, 8/8/46	997,000	1,051,338
3.950%, 8/8/56	4,796,000	5,293,775
3.041%, 3/17/62	70,000	63,352
Oracle Corp.
4.300%, 7/8/34	145,000	143,175
3.900%, 5/15/35	215,000	201,007
6.500%, 4/15/38	346,000	408,123
3.600%, 4/1/40	6,377,000	5,549,174
4.500%, 7/8/44	571,000	542,220
3.950%, 3/25/51	2,184,000	1,910,946
4.375%, 5/15/55	305,000	263,589

		16,725,515

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
4.500%, 2/23/36	439,000	501,246
4.250%, 2/9/47	30,000	33,590
2.850%, 8/5/61	884,000	761,229
Dell International LLC
8.100%, 7/15/36	2,559,000	3,294,490
8.350%, 7/15/46	584,000	858,007
Hewlett Packard Enterprise Co.
6.350%, 10/15/45(e)	888,000	982,798

		6,431,360

Total Information Technology		116,628,779

Materials (2.0%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	1,383,000	1,228,089
Dow Chemical Co. (The)
9.400%, 5/15/39	4,030,000	6,432,793
5.550%, 11/30/48	8,251,000	10,032,608
DuPont de Nemours, Inc.
5.319%, 11/15/38	1,611,000	1,852,603
5.419%, 11/15/48	6,935,000	8,388,837
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,743,197
3.950%, 12/1/47	202,000	206,496
Mosaic Co. (The)
5.625%, 11/15/43	985,000	1,178,184
Nutrien Ltd.
4.125%, 3/15/35	145,000	146,718
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	195,428

		31,404,953

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	43,268

Containers & Packaging (0.3%)
International Paper Co.
7.300%, 11/15/39	5,767,000	7,696,863
4.800%, 6/15/44	258,000	275,179
4.400%, 8/15/47	492,000	515,405
Packaging Corp. of America
4.050%, 12/15/49	898,000	903,426

		9,390,873

Metals & Mining (0.5%)
ArcelorMittal SA
6.750%, 3/1/41(e)	1,435,000	1,693,802
Nucor Corp.
5.200%, 8/1/43	559,000	655,515
4.400%, 5/1/48	3,428,000	3,707,807
Rio Tinto Alcan, Inc.
5.750%, 6/1/35	747,000	905,961
Rio Tinto Finance USA Ltd.
5.200%, 11/2/40	6,000	7,189
Rio Tinto Finance USA plc
4.125%, 8/21/42	1,399,000	1,501,982
Southern Copper Corp.
7.500%, 7/27/35	1,539,000	1,981,678
6.750%, 4/16/40	3,298,000	4,195,262
5.875%, 4/23/45	121,000	147,318
Teck Resources Ltd.
6.250%, 7/15/41	934,000	1,110,221

		15,906,735

Paper & Forest Products (0.1%)
Suzano Austria GmbH
3.125%, 1/15/32	2,470,000	2,188,544

Total Materials		58,934,373

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)
3.700%, 10/15/49	384,000	346,277
2.950%, 1/15/51	2,209,000	1,736,812
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	574,907
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	223,446
Kimco Realty Corp. (REIT)
4.250%, 4/1/45	760,000	762,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Office Properties Income Trust (REIT)
3.450%, 10/15/31	$215,000	$185,405
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	2,570,661
2.125%, 10/15/50	284,000	211,226
Realty Income Corp. (REIT)
4.650%, 3/15/47	269,000	301,311
Simon Property Group LP (REIT)
4.750%, 3/15/42	6,281,000	6,812,913
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	553,660
Welltower, Inc. (REIT)
6.500%, 3/15/41	3,077,000	3,950,008
4.950%, 9/1/48	1,523,000	1,706,658

		19,936,242

Total Real Estate		19,936,242

Utilities (5.7%)
Electric Utilities (4.1%)
AEP Transmission Co. LLC
4.250%, 9/15/48	30,000	31,487
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,625,218
Baltimore Gas & Electric Co.
6.350%, 10/1/36	2,172,000	2,733,911
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	511,000	562,975
Commonwealth Edison Co.
5.900%, 3/15/36	3,500,000	4,275,873
3.800%, 10/1/42	263,000	262,145
4.000%, 3/1/48	347,000	368,612
DTE Electric Co.
Series B
3.250%, 4/1/51	3,710,000	3,481,958
Duke Energy Carolinas LLC
6.050%, 4/15/38	5,463,000	6,843,405
4.250%, 12/15/41	93,000	97,327
3.450%, 4/15/51	5,398,000	5,235,533
Duke Energy Corp.
3.300%, 6/15/41	1,991,000	1,798,875
3.500%, 6/15/51	467,000	426,146
Duke Energy Florida LLC
6.400%, 6/15/38	7,694,000	9,962,208
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	2,307,252
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,694,489
Eversource Energy
3.450%, 1/15/50	3,723,000	3,379,543
Florida Power & Light Co.
5.690%, 3/1/40	408,000	510,973
4.050%, 10/1/44	7,794,000	8,150,431
Georgia Power Co.
Series B
3.700%, 1/30/50	1,501,000	1,396,256
Kentucky Utilities Co.
5.125%, 11/1/40	1,082,000	1,213,266
Nevada Power Co.
Series N
6.650%, 4/1/36	745,000	950,071
NSTAR Electric Co.
4.400%, 3/1/44	563,000	610,182
Oncor Electric Delivery Co. LLC
7.250%, 1/15/33	5,380,000	7,057,502
3.750%, 4/1/45	1,227,000	1,215,230
3.800%, 9/30/47	804,000	811,393
Pacific Gas and Electric Co.
4.200%, 6/1/41	1,656,000	1,457,830
3.500%, 8/1/50	11,087,000	8,804,685
PacifiCorp
6.000%, 1/15/39	6,808,000	8,438,362
4.150%, 2/15/50	338,000	352,091
2.900%, 6/15/52	7,791,000	6,816,998
PECO Energy Co.
2.850%, 9/15/51	1,077,000	928,783
Progress Energy, Inc.
7.000%, 10/30/31	309,000	382,027
Public Service Co. of Colorado
6.500%, 8/1/38	4,110,000	5,360,155
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,072,000	1,084,794
2.050%, 8/1/50	1,438,000	1,066,682
Southern California Edison Co.
4.050%, 3/15/42	40,000	38,343
4.650%, 10/1/43	341,000	352,935
4.000%, 4/1/47	1,031,000	990,765
Series H
3.650%, 6/1/51	7,241,000	6,732,466
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	1,650,000	1,553,528
Virginia Electric and Power Co.
6.350%, 11/30/37	1,553,000	1,963,204
8.875%, 11/15/38	2,047,000	3,231,811
Series B
6.000%, 1/15/36	698,000	847,813
Xcel Energy, Inc.
3.500%, 12/1/49	1,708,000	1,578,497

		118,984,030

Gas Utilities (0.2%)
Atmos Energy Corp.
2.850%, 2/15/52(x)	2,436,000	2,078,141
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	32,000	32,486
ONE Gas, Inc.
4.658%, 2/1/44	3,502,000	3,750,409
Southern California Gas Co.
Series UU
4.125%, 6/1/48	31,000	32,108

		5,893,144

Independent Power and Renewable Electricity Producers (0.0%)
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,180,052

Multi-Utilities (1.3%)
Berkshire Hathaway Energy Co.
4.500%, 2/1/45	1,770,000	1,872,007

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.850%, 5/15/51	$82,000	$69,565
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	8,732,549
4.500%, 5/15/58	431,000	454,515
3.600%, 6/15/61	8,380,000	7,683,446
Series 05-A
5.300%, 3/1/35	34,000	38,010
Series 08-B
6.750%, 4/1/38	4,025,000	5,232,027
Series E
4.650%, 12/1/48	61,000	66,473
Consumers Energy Co.
3.950%, 5/15/43	854,000	873,029
3.750%, 2/15/50	793,000	799,350
3.100%, 8/15/50	215,000	196,748
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	459,000	498,843
NiSource, Inc.
5.650%, 2/1/45	4,981,000	5,613,455
San Diego Gas & Electric Co.
2.950%, 8/15/51	2,526,000	2,215,831
Sempra Energy
3.800%, 2/1/38	2,230,000	2,187,476
4.000%, 2/1/48	912,000	898,514
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	152,199

		37,584,037

Water Utilities (0.1%)
American Water Capital Corp.
4.300%, 9/1/45	1,417,000	1,468,868
4.150%, 6/1/49	2,197,000	2,286,328

		3,755,196

Total Utilities		167,396,459

Total Corporate Bonds		1,401,467,792

Foreign Government Securities (3.7%)
Hungary Government Bond
7.625%, 3/29/41	68,000	98,783
Italian Republic Government Bond
5.375%, 6/15/33	60,000	67,367
4.000%, 10/17/49	437,000	419,156
3.875%, 5/6/51	11,999,000	11,113,527
Oriental Republic of Uruguay
7.625%, 3/21/36	377,768	536,383
Republic of Chile
3.100%, 5/7/41	10,909,000	9,676,283
3.100%, 1/22/61	2,453,000	2,010,387
Republic of Indonesia
3.050%, 3/12/51(x)	7,300,000	6,598,178
3.350%, 3/12/71	485,000	408,666
Republic of Panama
2.252%, 9/29/32	6,446,000	5,707,933
6.700%, 1/26/36	368,000	454,434
4.500%, 4/1/56	8,944,000	8,766,797
Republic of Peru
3.300%, 3/11/41	1,025,000	932,750
3.550%, 3/10/51	5,034,000	4,688,856
2.780%, 12/1/60	635,000	497,007
3.230%, 7/28/21	577,000	439,349
Republic of Philippines
1.950%, 1/6/32	14,769,000	13,386,031
2.650%, 12/10/45	408,000	337,155
3.200%, 7/6/46	3,380,000	3,038,146
State of Israel Government Bond
3.875%, 7/3/50	3,436,000	3,545,093
4.500%, 4/3/20	950,000	1,011,750
United Mexican States
4.750%, 4/27/32	20,863,000	22,114,780
4.280%, 8/14/41	6,495,000	6,079,320
5.550%, 1/21/45	615,000	673,117
5.000%, 4/27/51	5,064,000	5,134,896
3.771%, 5/24/61	2,609,000	2,111,986

Total Foreign Government Securities		109,848,130

Municipal Bonds (2.7%)
Alabama Federal Aid Highway Finance Authority Taxable Special Obligation Revenue Bonds, Series 2021B 2.650%, 9/1/37	4,910,000	4,386,335
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2010B 8.084%, 2/15/50	2,995,000	4,961,621
American Municipal Power, Inc. Prairie State Energy Campus Project Revenue Bonds, Series 2010 5.939%, 2/15/47	5,330,000	6,904,017
Charlotte-Mecklenburg Hospital Authority Atrium Health Taxable Health Care Revenue Bonds, Series 2021A 3.204%, 1/15/51	1,860,000	1,789,090
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth International Airport Joint Revenue Refunding Bonds, Series 2019A 2.994%, 11/1/38	2,000,000	1,859,295
Commonwealth of Massachusetts General Obligation Bonds, Series 2019H
2.900%, 9/1/49	1,615,000	1,389,969
Commonwealth of Massachusetts General Obligation Refunding Bonds, Series 2019D
2.663%, 9/1/39	1,182,279	1,075,790
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	1,990,000	2,526,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009- KRY
5.750%, 7/1/34	$4,615,000	$5,468,030
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021A, ST APPROP 3.115%, 6/1/38	3,040,000	2,772,009
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021B, ST APPROP 2.746%, 6/1/34	3,200,000	2,907,490
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien Bonds, Series 2020C
3.473%, 7/1/41	3,140,000	3,065,495
Kansas Development Finance Authority Taxable Revenue Bonds, Series 2021K, BAM
2.774%, 5/1/51	4,900,000	4,072,611
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	150,000	188,817
Metropolitan Transportation Authority, Taxable Revenue Green Bonds, Series 2020C-2
5.175%, 11/15/49	580,000	663,625
Michigan Finance Authority Hospital Revenue Refunding Bonds (Trinity Health Credit Group), Series 2019-T 3.384%, 12/1/40	1,825,000	1,741,290
Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy- Fourth Series
4.458%, 10/1/62	3,900,000	4,332,873
Port Authority of New York and New Jersey Consolidated Bonds, Two Hundred First Series
4.229%, 10/15/57	1,470,000	1,572,877
Rutgers, The State University of New Jersey General Obligation Bonds, Series 2019-P
3.915%, 5/1/19	15,000	13,669
San Diego County Regional Transportation Commission Sales Tax Revenue Bonds, Series 2019A
3.248%, 4/1/48	3,130,000	2,965,243
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.500%, 4/1/33	3,165,000	3,437,056
State of California Various Purpose General Obligation Bonds
7.600%, 11/1/40	2,980,000	4,533,457
State of California Various Purpose General Obligation Bonds, Series 2010
7.625%, 3/1/40	4,735,000	6,969,991
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	5,170,000	7,666,319
State of Illinois General Obligation Bonds, Taxable Build America Bonds, Series 2010-3
6.725%, 4/1/35	495,000	561,372
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.140%, 8/1/40	1,100,000	1,300,431
Texas Transportation Commission State of Texas General Obligation Mobility Fund Refunding Bonds, Taxable Series 2020 2.472%, 10/1/44	745,000	620,411

Total Municipal Bonds		79,746,086

Supranational (0.4%)
European Investment Bank
4.875%, 2/15/36	2,846,000	3,586,816
Inter-American Development Bank
3.200%, 8/7/42	31,000	32,700
4.375%, 1/24/44	27,000	33,586
International Bank for Reconstruction & Development
1.625%, 11/3/31	8,643,000	8,000,073

Total Supranational		11,653,175

U.S. Government Agency Securities (0.8%)
FHLB
5.500%, 7/15/36	4,730,000	6,177,573
FHLMC
6.250%, 7/15/32	3,758,000	4,981,769
FNMA
5.625%, 7/15/37	5,251,000	7,029,183
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,983,340
5.250%, 9/15/39	172,000	219,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 9/15/65	$1,226,000	$1,502,149

Total U.S. Government Agency Securities		21,893,262

U.S. Treasury Obligations (43.0%)
U.S. Treasury Bonds
4.250%, 5/15/39	19,504,400	24,412,559
1.125%, 5/15/40	56,535,800	44,597,440
1.125%, 8/15/40	60,246,000	47,293,140
3.875%, 8/15/40	68,400	81,718
1.375%, 11/15/40	1,927,100	1,578,565
4.250%, 11/15/40	102,400	127,975
1.875%, 2/15/41	19,562,600	17,440,081
2.250%, 5/15/41	151,867,400	143,607,150
4.375%, 5/15/41	169,600	215,745
1.750%, 8/15/41	246,092,500	213,589,489
3.750%, 8/15/41	30,800	36,246
2.000%, 11/15/41	151,239,400	137,058,997
3.125%, 11/15/41	154,800	167,113
3.125%, 2/15/42	146,400	158,242
3.000%, 5/15/42	162,100	171,850
2.750%, 8/15/42	174,900	178,025
2.750%, 11/15/42	188,400	191,588
3.125%, 2/15/43	220,200	237,229
2.875%, 5/15/43	205,700	213,167
3.625%, 8/15/43	623,900	724,768
3.750%, 11/15/43	666,500	789,211
3.625%, 2/15/44	404,600	471,078
3.125%, 8/15/44	263,000	284,659
3.000%, 11/15/44	250,400	265,809
2.500%, 2/15/45	255,500	249,359
3.000%, 5/15/45	250,500	266,636
2.875%, 8/15/45	268,800	280,695
3.000%, 11/15/45	228,900	244,604
2.500%, 5/15/46	803,500	788,733
2.250%, 8/15/46	428,100	401,182
3.000%, 2/15/47	243,600	262,679
3.000%, 5/15/47	234,500	253,397
2.750%, 11/15/47	322,300	334,667
3.125%, 5/15/48	375,400	419,495
3.375%, 11/15/48	541,000	634,157
2.875%, 5/15/49	1,346,800	1,449,435
2.250%, 8/15/49	7,013,100	6,675,272
2.375%, 11/15/49	172,671,000	169,061,779
2.000%, 2/15/50	135,480,900	122,146,436
1.375%, 8/15/50	1,602,000	1,236,127
1.875%, 2/15/51	36,964,800	32,326,132
2.375%, 5/15/51	154,096,800	151,168,606
2.000%, 8/15/51	86,879,900	78,372,603
1.875%, 11/15/51	64,328,700	56,419,744

Total U.S. Treasury Obligations		1,256,883,582

Total Long-Term Debt Securities (99.0%) (Cost $3,248,435,743) .		2,892,925,110

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	12,447,131	12,449,620

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $1,717,927, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%- 2.500%, maturing 7/31/23-2/15/50; total market value $1,752,300. (xx)	$1,717,913	1,717,913

Total Short-Term Investments (0.5%) (Cost $14,166,358)		14,167,533

Total Investments in Securities (99.5%) (Cost $3,262,602,101) .		2,907,092,643
Other Assets Less Liabilities (0.5%)		14,356,246

Net Assets (100%)		$2,921,448,889

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $33,121,959 or 1.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $3,551,667. This was collateralized by $1,903,524 of various U.S. Government Treasury Securities, ranging from 0.125% – 3.000%, maturing 4/30/22 – 8/15/49 and by cash of $1,717,913 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Glossary:

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$11,433,083	$—	$11,433,083
Corporate Bonds
Communication Services	—	182,995,277	—	182,995,277
Consumer Discretionary	—	75,079,358	—	75,079,358
Consumer Staples	—	123,254,674	—	123,254,674
Energy	—	119,637,710	—	119,637,710
Financials	—	202,467,303	—	202,467,303
Health Care	—	198,557,159	—	198,557,159
Industrials	—	136,580,458	—	136,580,458
Information Technology	—	116,628,779	—	116,628,779
Materials	—	58,934,373	—	58,934,373
Real Estate	—	19,936,242	—	19,936,242
Utilities	—	167,396,459	—	167,396,459
Foreign Government Securities	—	109,848,130	—	109,848,130
Municipal Bonds	—	79,746,086	—	79,746,086
Short-Term Investments
Investment Company	12,449,620	—	—	12,449,620
Repurchase Agreement	—	1,717,913	—	1,717,913
Supranational	—	11,653,175	—	11,653,175
U.S. Government Agency Securities	—	21,893,262	—	21,893,262
U.S. Treasury Obligations	—	1,256,883,582	—	1,256,883,582

Total Assets	$12,449,620	$2,894,643,023	$—	$2,907,092,643

Total Liabilities	$—	$—	$—	$—

Total	$12,449,620	$2,894,643,023	$—	$2,907,092,643

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,302
Aggregate gross unrealized depreciation	(355,967,664)

Net unrealized depreciation	$(355,579,362)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,262,672,005

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.0%)
Entertainment (5.1%)
Netflix, Inc.*	41,531	$15,557,097
Walt Disney Co. (The)*	169,572	23,258,496

		38,815,593

Interactive Media & Services (9.9%)
Alphabet, Inc., Class A*	8,619	23,972,456
Alphabet, Inc., Class C*	6,916	19,316,319
Meta Platforms, Inc., Class A*	141,604	31,487,065

		74,775,840

Total Communication Services		113,591,433

Consumer Discretionary (16.7%)
Automobiles (3.2%)
Tesla, Inc.*	22,432	24,172,723

Hotels, Restaurants & Leisure (3.9%)
Starbucks Corp.	163,370	14,861,769
Yum China Holdings, Inc.	187,690	7,796,643
Yum! Brands, Inc.	57,746	6,844,633

		29,503,045

Internet & Direct Marketing Retail (8.2%)
Alibaba Group Holding Ltd. (ADR)*	92,688	10,084,455
Amazon.com, Inc.*	15,899	51,829,945

		61,914,400

Textiles, Apparel & Luxury Goods (1.4%)
Under Armour, Inc., Class A*	628,699	10,700,457

Total Consumer Discretionary		126,290,625

Consumer Staples (4.5%)
Beverages (4.5%)
Boston Beer Co., Inc. (The), Class A*	20,292	7,882,833
Monster Beverage Corp.*	324,711	25,944,409

Total Consumer Staples		33,827,242

Financials (4.4%)
Capital Markets (4.4%)
FactSet Research Systems, Inc.	27,049	11,743,323
MSCI, Inc.	22,632	11,381,180
SEI Investments Co.	169,336	10,195,721

Total Financials		33,320,224

Health Care (20.1%)
Biotechnology (7.5%)
Alnylam Pharmaceuticals, Inc.*	107,882	17,616,052
BioMarin Pharmaceutical, Inc.*	79,309	6,114,724
CRISPR Therapeutics AG(x)*	121,898	7,651,537
Regeneron Pharmaceuticals, Inc.*	36,314	25,362,424

		56,744,737

Health Care Equipment & Supplies (0.9%)
Intuitive Surgical, Inc.*	24,114	7,274,711

Health Care Technology (3.6%)
Doximity, Inc., Class A*	293,855	15,306,907
Veeva Systems, Inc., Class A*	57,541	12,225,161

		27,532,068

Life Sciences Tools & Services (2.3%)
Illumina, Inc.*	50,148	17,521,711

Pharmaceuticals (5.8%)
Novartis AG (ADR)	211,598	18,567,724
Novo Nordisk A/S (ADR)	68,253	7,579,496
Roche Holding AG (ADR)	354,694	17,525,431

		43,672,651

Total Health Care		152,745,878

Industrials (7.2%)
Aerospace & Defense (3.9%)
Boeing Co. (The)*	156,837	30,034,286

Air Freight & Logistics (1.1%)
Expeditors International of Washington, Inc.	80,150	8,268,274

Machinery (2.2%)
Deere & Co.	39,709	16,497,501

Total Industrials		54,800,061

Information Technology (31.0%)
IT Services (8.0%)
Block, Inc.*	85,092	11,538,475
PayPal Holdings, Inc.*	98,833	11,430,037
Shopify, Inc., Class A*	10,921	7,382,159
Visa, Inc., Class A	137,752	30,549,261

		60,899,932

Semiconductors & Semiconductor Equipment (8.6%)
NVIDIA Corp.	180,238	49,179,741
QUALCOMM, Inc.	103,802	15,863,021

		65,042,762

Software (14.4%)
Autodesk, Inc.*	107,308	23,001,470
Microsoft Corp.	70,884	21,854,246
Oracle Corp.	354,190	29,302,139
salesforce.com, Inc.*	80,477	17,086,876
Workday, Inc., Class A*	73,359	17,566,546

		108,811,277

Total Information Technology		234,753,971

Total Common Stocks (98.9%) (Cost $404,704,942)		749,329,434

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $186,939, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $190,679.(xx)	$186,937	186,937

Total Short-Term Investment (0.0%) (Cost $186,937)		186,937

Total Investments in Securities (98.9%) (Cost $404,891,879)		749,516,371
Other Assets Less Liabilities (1.1%)		8,674,585

Net Assets (100%)		$758,190,956

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $179,146. This was collateralized by cash of $186,937 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$113,591,433	$—	$—	$113,591,433
Consumer Discretionary	126,290,625	—	—	126,290,625
Consumer Staples	33,827,242	—	—	33,827,242
Financials	33,320,224	—	—	33,320,224
Health Care	152,745,878	—	—	152,745,878
Industrials	54,800,061	—	—	54,800,061
Information Technology	234,753,971	—	—	234,753,971
Short-Term Investment
Repurchase Agreement	—	186,937	—	186,937

Total Assets	$749,329,434	$186,937	$—	$749,516,371

Total Liabilities	$—	$—	$—	$—

Total	$749,329,434	$186,937	$—	$749,516,371

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$357,195,250
Aggregate gross unrealized depreciation	(12,918,417)

Net unrealized appreciation	$344,276,833

Federal income tax cost of investments in securities and derivative instruments, if applicable	$405,239,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.8%)
Santos Ltd.	1,103,260	$6,343,964
WiseTech Global Ltd.	68,674	2,587,173

		8,931,137

Brazil (0.3%)
Hypera SA*	480,134	3,907,792

Canada (7.7%)
Agnico Eagle Mines Ltd.	235,554	14,414,175
Canadian National Railway Co.	178,514	23,945,868
Canadian Pacific Railway Ltd.	140,957	11,633,758
Element Fleet Management Corp.	1,095,212	10,600,380
Franco-Nevada Corp.	86,790	13,811,145
Ritchie Bros Auctioneers, Inc.	260,870	15,408,264

		89,813,590

China (4.7%)
Alibaba Group Holding Ltd.*	993,100	13,592,840
China Resources Gas Group Ltd.	1,958,000	8,281,250
JD.com, Inc., Class A*	13,900	407,101
Kingsoft Corp. Ltd.	987,400	3,186,864
Ping An Insurance Group Co. of China Ltd., Class H	839,000	5,919,630
Prosus NV*	76,827	4,067,019
Tencent Holdings Ltd.	289,700	13,666,710
Yum China Holdings, Inc.(Hong Kong stock exchange)	50,450	2,205,289
Yum China Holdings, Inc.(New York stock exchange)	97,901	4,066,808

		55,393,511

Denmark (1.2%)
Novo Nordisk A/S, Class B	127,906	14,165,164

France (12.2%)
Air Liquide SA	122,722	21,468,893
Capgemini SE	59,594	13,256,284
Dassault Systemes SE	145,713	7,180,005
EssilorLuxottica SA	161,077	29,403,814
Kering SA	17,839	11,268,861
LVMH Moet Hennessy Louis Vuitton SE	51,378	36,584,715
Pernod Ricard SA	108,517	23,800,176

		142,962,748

Germany (7.7%)
Bayer AG (Registered)	261,745	17,907,865
Deutsche Boerse AG	72,676	13,055,427
GEA Group AG	310,014	12,808,692
SAP SE	313,589	34,991,306
Symrise AG	96,407	11,573,936

		90,337,226

Hong Kong (2.6%)
AIA Group Ltd.	2,954,369	30,930,569

India (4.9%)
HDFC Bank Ltd.	1,319,587	25,469,150
ITC Ltd.	2,464,054	8,121,115
Reliance Industries Ltd.	436,900	15,122,017
UPL Ltd.	846,185	8,531,073

		57,243,355

Ireland (1.0%)
Flutter Entertainment plc*	103,406	11,968,948

Israel (0.4%)
Nice Ltd. (ADR)*	19,838	4,344,522

Italy (1.1%)
Prysmian SpA	371,450	12,652,896

Japan (7.9%)
AEON Financial Service Co. Ltd.	400,600	3,971,473
Hitachi Ltd.	706,700	35,411,660
Kao Corp.	147,800	6,067,447
Koito Manufacturing Co. Ltd.	134,900	5,461,321
Kose Corp.	42,300	4,424,096
Nitto Denko Corp.	108,200	7,754,404
Oracle Corp.	76,000	5,277,869
Sugi Holdings Co. Ltd.	100,200	4,958,548
Terumo Corp.	304,400	9,218,982
Z Holdings Corp.	2,295,500	9,966,763

		92,512,563

Mexico (1.1%)
Grupo Financiero Banorte SAB de CV, Class O	1,020,142	7,684,147
Wal-Mart de Mexico SAB de CV	1,179,643	4,834,223

		12,518,370

Netherlands (2.1%)
Akzo Nobel NV	143,692	12,345,465
ASML Holding NV	17,469	11,651,815

		23,997,280

Peru (0.9%)
Credicorp Ltd.	61,626	10,591,661

Singapore (1.6%)
DBS Group Holdings Ltd	712,900	18,742,384

South Korea (1.7%)
Amorepacific Corp.	55,543	7,291,802
Hugel, Inc.*	11,733	1,339,415
NAVER Corp.	42,230	11,808,490

		20,439,707

Spain (0.7%)
Amadeus IT Group SA*	123,445	8,040,716

Sweden (2.2%)
Assa Abloy AB, Class B	564,140	15,211,197
Swedish Match AB	1,405,808	10,574,550

		25,785,747

Switzerland (13.9%)
Alcon, Inc.	47,044	3,716,152
Nestle SA (Registered)	453,867	58,921,383
Novartis AG (Registered)	368,995	32,361,401
Roche Holding AG	141,826	56,088,682
Sika AG (Registered)	36,264	11,947,420

		163,035,038

Taiwan (4.8%)
Delta Electronics, Inc.	1,741,000	16,195,161
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	384,438	40,081,506

		56,276,667

United Kingdom (12.1%)
Burberry Group plc	392,511	8,571,317
Diageo plc	685,095	34,626,899
Experian plc	450,025	17,355,216
Just Eat Takeaway.com NV(m)*	62,132	2,085,518
Linde plc	108,321	34,905,470
London Stock Exchange Group plc	56,819	5,936,207
Ocado Group plc*	99,620	1,522,763
Reckitt Benckiser Group plc	352,007	26,906,363
Rolls-Royce Holdings plc*	7,158,497	9,411,986

		141,321,739

United States (5.4%)
Ingersoll Rand, Inc.	197,920	9,965,272
QIAGEN NV*	314,465	15,435,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Schneider Electric SE	226,247	$37,773,403

		63,174,440

Total Investments in Securities (99.0%) (Cost $741,936,707)		1,159,087,770
Other Assets Less Liabilities (1.0%)		11,370,169

Net Assets (100%)		$1,170,457,939

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $2,085,518 or 0.2% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2022	Market Value	% of Net Assets
Industrials	$201,578,212	17.2%
Consumer Staples	192,049,365	16.4
Health Care	154,141,218	13.2
Information Technology	143,606,357	12.3
Materials	136,751,981	11.7
Financials	132,901,028	11.3
Consumer Discretionary	129,683,551	11.1
Communication Services	38,628,827	3.3
Energy	21,465,981	1.8
Utilities	8,281,250	0.7
Cash and Other	11,370,169	1.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$8,931,137	$—	$8,931,137
Brazil	3,907,792	—	—	3,907,792
Canada	89,813,590	—	—	89,813,590
China	4,066,808	51,326,703	—	55,393,511
Denmark	—	14,165,164	—	14,165,164
France	—	142,962,748	—	142,962,748
Germany	—	90,337,226	—	90,337,226
Hong Kong	—	30,930,569	—	30,930,569
India	—	57,243,355	—	57,243,355
Ireland	—	11,968,948	—	11,968,948
Israel	4,344,522	—	—	4,344,522
Italy	—	12,652,896	—	12,652,896
Japan	—	92,512,563	—	92,512,563
Mexico	12,518,370	—	—	12,518,370
Netherlands	—	23,997,280	—	23,997,280
Peru	10,591,661	—	—	10,591,661
Singapore	—	18,742,384	—	18,742,384
South Korea	—	20,439,707	—	20,439,707
Spain	—	8,040,716	—	8,040,716
Sweden	—	25,785,747	—	25,785,747
Switzerland	—	163,035,038	—	163,035,038
Taiwan	40,081,506	16,195,161	—	56,276,667
United Kingdom	—	141,321,739	—	141,321,739
United States	9,965,272	53,209,168	—	63,174,440

Total Assets	$175,289,521	$983,798,249	$—	$1,159,087,770

Total Liabilities	$—	$—	$—	$—

Total	$175,289,521	$983,798,249	$—	$1,159,087,770

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$495,521,433
Aggregate gross unrealized depreciation	(81,417,884)

Net unrealized appreciation	$414,103,549

Federal income tax cost of investments in securities and derivative instruments, if applicable	$744,984,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.6%)
Wheaton Precious Metals Corp.	135,638	$6,450,169

Canada (3.4%)
Agnico Eagle Mines Ltd.	137,428	8,409,584
Franco-Nevada Corp.	183,054	29,129,915

		37,539,499

Denmark (2.1%)
Jyske Bank A/S (Registered)*	55,409	3,000,948
Novozymes A/S, Class B	265,912	18,199,441
Sydbank A/S	73,471	2,508,532

		23,708,921

Finland (0.1%)
Wartsila OYJ Abp	69,577	635,473

France (11.9%)
Capgemini SE	19,881	4,422,394
Cie Generale des Etablissements Michelin SCA	40,114	5,419,117
Dassault Systemes SE	270,494	13,328,587
EssilorLuxottica SA	60,278	11,003,453
Legrand SA	270,582	25,723,417
L’Oreal SA	73,764	29,525,212
LVMH Moet Hennessy Louis Vuitton SE	13,695	9,751,794
Pernod Ricard SA	152,641	33,477,544

		132,651,518

Germany (9.3%)
adidas AG	29,371	6,858,608
Beiersdorf AG	36,365	3,821,282
Deutsche Boerse AG	64,906	11,659,634
GEA Group AG	207,579	8,576,436
Henkel AG & Co. KGaA (Preference)(q)	263,673	17,658,722
Infineon Technologies AG	56,213	1,920,429
Knorr-Bremse AG	68,992	5,300,481
LEG Immobilien SE	53,768	6,140,415
SAP SE	96,198	10,734,093
Symrise AG	111,201	13,349,998
TAG Immobilien AG	205,450	4,666,652
Vonovia SE	218,729	10,227,162
Zalando SE(m)*	62,049	3,149,682

		104,063,594

Ireland (1.4%)
Kerry Group plc, Class A	72,083	8,054,094
Ryanair Holdings plc (ADR)*	87,384	7,612,894

		15,666,988

Israel (0.2%)
Nice Ltd. (ADR)*	11,129	2,437,251

Japan (16.2%)
Chiba Bank Ltd. (The)	444,900	2,622,439
Disco Corp.	21,000	5,857,766
Ezaki Glico Co. Ltd.	127,600	3,895,328
Hachijuni Bank Ltd. (The)	436,500	1,448,543
Hirose Electric Co. Ltd.	108,600	15,780,161
Ito En Ltd.	216,900	10,642,366
Kansai Paint Co. Ltd.	209,100	3,359,569
Kao Corp.	288,900	11,859,848
Kobayashi Pharmaceutical Co. Ltd.	157,000	12,586,482
Kose Corp.	23,200	2,426,455
Lion Corp.	250,800	2,795,765
Mebuki Financial Group, Inc.	734,800	1,534,426
Nihon Kohden Corp.	175,700	4,222,769
Nissin Foods Holdings Co. Ltd.	43,500	3,054,674
Nomura Research Institute Ltd.	268,000	8,765,006
North Pacific Bank Ltd.	654,100	1,275,724
Obic Co. Ltd.	53,100	7,956,419
Omron Corp.	109,300	7,287,329
Rohto Pharmaceutical Co. Ltd.	347,200	10,480,980
Santen Pharmaceutical Co. Ltd.	523,600	5,241,494
Secom Co. Ltd.	140,000	10,143,934
Shimadzu Corp.	425,300	14,645,100
SMC Corp.	23,400	13,069,211
Sohgo Security Services Co. Ltd.	63,300	2,067,126
Terumo Corp.	69,100	2,092,745
Toyo Suisan Kaisha Ltd.	301,400	10,778,178
Yokogawa Electric Corp.	256,800	4,381,000

		180,270,837

Netherlands (2.2%)
ASML Holding NV	8,176	5,453,388
Euronext NV(m)	94,150	8,549,207
Wolters Kluwer NV	98,049	10,437,269

		24,439,864

South Korea (2.0%)
Samsung Electronics Co. Ltd.	392,334	22,413,117

Spain (1.0%)
Amadeus IT Group SA*	174,128	11,342,005

Sweden (1.1%)
Epiroc AB, Class A	399,966	8,558,734
Svenska Cellulosa AB SCA, Class B	190,491	3,698,710

		12,257,444

Switzerland (15.8%)
Chocoladefabriken Lindt & Spruengli AG	266	3,154,447
Cie Financiere Richemont SA (Registered)	92,249	11,701,647
Geberit AG (Registered)	13,261	8,163,587
Givaudan SA (Registered)	7,815	32,169,983
Julius Baer Group Ltd.	63,839	3,703,092
Nestle SA (Registered)	434,878	56,456,215
Roche Holding AG	32,814	12,977,127
Schindler Holding AG	48,506	10,341,623
SGS SA (Registered)	5,994	16,655,017
Sika AG (Registered)	33,634	11,080,948
UBS Group AG (Registered)	538,058	10,512,041

		176,915,727

Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	295,372	30,795,485

United Kingdom (11.5%)
Croda International plc	49,856	5,123,804
Diageo plc	597,039	30,176,266
Experian plc	399,844	15,419,986
Halma plc	358,824	11,712,626
Hiscox Ltd.	308,280	3,974,398
IMI plc	698,069	12,441,165
Intertek Group plc	157,617	10,763,727
Ocado Group plc*	130,467	1,994,281
Reckitt Benckiser Group plc	280,423	21,434,696
Spectris plc	16,216	550,738
Spirax-Sarco Engineering plc	92,850	15,215,577

		128,807,264

United States (15.6%)
Agilent Technologies, Inc.	38,498	5,094,440
Analog Devices, Inc.	144,121	23,805,907
ANSYS, Inc.*	74,346	23,616,007
Bruker Corp.	77,285	4,969,425
Cadence Design Systems, Inc.*	357,462	58,788,201
Nordson Corp.	37,023	8,407,183
Schneider Electric SE	261,048	43,583,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	33,411	$6,130,250

		174,395,069

Total Common Stocks (97.2%) (Cost $843,780,473)		1,084,790,225

	Number of Warrants	Value (Note 1)
WARRANT:
Switzerland (0.0%)
Cie Financiere Richemont SA, expiring 11/22/23* (Cost $—)	176,754	139,636

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	3,516,145	3,516,848

Total Short-Term Investment (0.3%) (Cost $3,516,848)		3,516,848

Total Investments in Securities (97.5%) (Cost $847,297,321)		1,088,446,709
Other Assets Less Liabilities (2.5%)		27,992,070

Net Assets (100%)		$1,116,438,779

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $11,698,889 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2022	Market Value	% of Net Assets
Information Technology	$292,123,259	26.2%
Consumer Staples	274,272,835	24.6
Industrials	233,116,496	20.9
Materials	130,972,121	11.7
Financials	50,788,984	4.5
Consumer Discretionary	48,023,937	4.3
Health Care	34,598,000	3.1
Real Estate	21,034,229	1.9
Investment Company	3,516,848	0.3
Cash and Other	27,992,070	2.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$6,450,169	$—	$—	$6,450,169
Canada	37,539,499	—	—	37,539,499
Denmark	—	23,708,921	—	23,708,921
Finland	—	635,473	—	635,473
France	—	132,651,518	—	132,651,518
Germany	—	104,063,594	—	104,063,594
Ireland	7,612,894	8,054,094	—	15,666,988
Israel	2,437,251	—	—	2,437,251
Japan	—	180,270,837	—	180,270,837
Netherlands	—	24,439,864	—	24,439,864
South Korea	—	22,413,117	—	22,413,117
Spain	—	11,342,005	—	11,342,005
Sweden	—	12,257,444	—	12,257,444
Switzerland	—	176,915,727	—	176,915,727
Taiwan	30,795,485	—	—	30,795,485
United Kingdom	—	128,807,264	—	128,807,264
United States	130,811,413	43,583,656	—	174,395,069
Short-Term Investment
Investment Company	3,516,848	—	—	3,516,848
Warrant
Switzerland	—	139,636	—	139,636

Total Assets	$219,163,559	$869,283,150	$—	$1,088,446,709

Total Liabilities	$—	$—	$—	$—

Total	$219,163,559	$869,283,150	$—	$1,088,446,709

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$302,859,647
Aggregate gross unrealized depreciation	(61,900,395)

Net unrealized appreciation	$240,959,252

Federal income tax cost of investments in securities and derivative instruments, if applicable	$847,487,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Entertainment (1.8%)
Take-Two Interactive Software, Inc.*	50,719	$7,797,539

Interactive Media & Services (1.8%)
Match Group, Inc.*	72,304	7,862,337

Total Communication Services		15,659,876

Consumer Discretionary (12.8%)
Distributors (1.2%)
Pool Corp.	12,097	5,115,217

Diversified Consumer Services (2.1%)
Bright Horizons Family Solutions, Inc.*	69,325	9,198,734

Hotels, Restaurants & Leisure (3.8%)
Chipotle Mexican Grill, Inc.*	3,207	5,073,570
Domino’s Pizza, Inc.	15,470	6,296,445
Hyatt Hotels Corp., Class A*	51,652	4,930,183

		16,300,198

Specialty Retail (4.0%)
O’Reilly Automotive, Inc.*	13,708	9,389,432
Ulta Beauty, Inc.*	19,960	7,948,471

		17,337,903

Textiles, Apparel & Luxury Goods (1.7%)
Lululemon Athletica, Inc.*	20,180	7,370,341

Total Consumer Discretionary		55,322,393

Consumer Staples (2.0%)
Household Products (2.0%)
Church & Dwight Co., Inc.	88,486	8,793,739

Total Consumer Staples		8,793,739

Financials (10.3%)
Capital Markets (7.1%)
Morningstar, Inc.	14,820	4,048,380
MSCI, Inc.	32,212	16,198,771
Nasdaq, Inc.	58,417	10,409,909

		30,657,060

Insurance (3.2%)
Arthur J Gallagher & Co.	79,497	13,880,176

Total Financials		44,537,236

Health Care (20.1%)
Health Care Equipment & Supplies (5.3%)
Envista Holdings Corp.*	179,670	8,751,726
STERIS plc	58,122	14,052,156

		22,803,882

Life Sciences Tools & Services (14.8%)
Agilent Technologies, Inc.	65,242	8,633,474
Bio-Techne Corp.	3,270	1,416,041
Charles River Laboratories International, Inc.*	48,265	13,705,812
ICON plc*	69,279	16,850,038
PerkinElmer, Inc.	85,464	14,910,049
West Pharmaceutical Services, Inc.	20,852	8,564,125

		64,079,539

Total Health Care		86,883,421

Industrials (19.7%)
Building Products (1.4%)
Builders FirstSource, Inc.*	94,059	6,070,568

Commercial Services & Supplies (2.0%)
Copart, Inc.*	68,094	8,543,754

Electrical Equipment (2.3%)
AMETEK, Inc.	76,461	10,183,076

Machinery (1.8%)
IDEX Corp.	40,266	7,720,200

Professional Services (12.2%)
Clarivate plc*	340,708	5,710,266
CoStar Group, Inc.*	110,946	7,390,113
Equifax, Inc.	35,532	8,424,637
TransUnion	83,814	8,661,339
Verisk Analytics, Inc.	59,042	12,672,185
Wolters Kluwer NV	92,154	9,809,749

		52,668,289

Total Industrials		85,185,887

Information Technology (22.3%)
IT Services (2.1%)
Gartner, Inc.*	17,693	5,262,960
Okta, Inc.*	25,566	3,859,443

		9,122,403

Semiconductors & Semiconductor Equipment (7.8%)
Entegris, Inc.	96,462	12,661,602
Monolithic Power Systems, Inc.	43,178	20,970,691

		33,632,293

Software (12.4%)
Autodesk, Inc.*	27,051	5,798,382
Black Knight, Inc.*	89,658	5,199,267
Cadence Design Systems, Inc.*	156,605	25,755,258
Nice Ltd. (ADR)*	32,212	7,054,428
Synopsys, Inc.*	29,954	9,982,770

		53,790,105

Total Information Technology		96,544,801

Materials (5.6%)
Chemicals (0.9%)
Scotts Miracle-Gro Co. (The)	31,246	3,842,008

Construction Materials (2.7%)
Vulcan Materials Co.	64,134	11,781,416

Containers & Packaging (2.0%)
Ball Corp.	95,972	8,637,480

Total Materials		24,260,904

Real Estate (4.8%)
Equity Real Estate Investment Trusts (REITs) (4.8%)
Extra Space Storage, Inc. (REIT)	54,239	11,151,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SBA Communications Corp. (REIT)	27,600	$9,497,160

Total Real Estate		20,648,698

Total Common Stocks (101.2%) (Cost $316,412,701)		437,836,955

Total Investments in Securities (101.2%) (Cost $316,412,701)		437,836,955
Other Assets Less Liabilities (-1.2%)		(5,353,776)

Net Assets (100%)		$432,483,179

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,659,876	$—	$—	$15,659,876
Consumer Discretionary	55,322,393	—	—	55,322,393
Consumer Staples	8,793,739	—	—	8,793,739
Financials	44,537,236	—	—	44,537,236
Health Care	86,883,421	—	—	86,883,421
Industrials	75,376,138	9,809,749	—	85,185,887
Information Technology	96,544,801	—	—	96,544,801
Materials	24,260,904	—	—	24,260,904
Real Estate	20,648,698	—	—	20,648,698

Total Assets	$428,027,206	$9,809,749	$—	$437,836,955

Total Liabilities	$—	$—	$—	$—

Total	$428,027,206	$9,809,749	$—	$437,836,955

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,659,117
Aggregate gross unrealized depreciation	(9,234,864)

Net unrealized appreciation	$121,424,253

Federal income tax cost of investments in securities and derivative instruments, if applicable	$316,412,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.9%)
Entertainment (1.8%)
Activision Blizzard, Inc.	61,783	$4,949,436
Netflix, Inc.*	6,916	2,590,664
Take-Two Interactive Software, Inc.*	27,702	4,258,906

		11,799,006

Interactive Media & Services (11.8%)
Alphabet, Inc., Class A*	23,201	64,530,101
Meta Platforms, Inc., Class A*	29,388	6,534,716
Pinterest, Inc., Class A*	33,464	823,549
Tencent Holdings Ltd.	123,100	5,807,290

		77,695,656

Media (0.3%)
Charter Communications, Inc., Class A*	3,600	1,963,872

Total Communication Services		91,458,534

Consumer Discretionary (13.5%)
Hotels, Restaurants & Leisure (3.1%)
Booking Holdings, Inc.*	8,708	20,450,303

Internet & Direct Marketing Retail (10.4%)
Amazon.com, Inc.*	20,447	66,656,197
JD.com, Inc., Class A*	6,809	199,421
MercadoLibre, Inc.*	1,008	1,198,996

		68,054,614

Total Consumer Discretionary		88,504,917

Financials (5.0%)
Capital Markets (3.9%)
Charles Schwab Corp. (The)	75,874	6,396,937
CME Group, Inc.	23,445	5,576,628
Morningstar, Inc.	10,979	2,999,133
MSCI, Inc.	5,486	2,758,800
S&P Global, Inc.	9,772	4,008,279
Tradeweb Markets, Inc., Class A	39,790	3,496,347

		25,236,124

Insurance (1.1%)
Arthur J Gallagher & Co.	41,974	7,328,660

Total Financials		32,564,784

Health Care (0.8%)
Health Care Providers & Services (0.2%)
Guardant Health, Inc.*	21,404	1,417,801

Life Sciences Tools & Services (0.6%)
Bio-Techne Corp.	3,254	1,409,112
Maravai LifeSciences Holdings, Inc., Class A*	71,672	2,527,872

		3,936,984

Total Health Care		5,354,785

Industrials (3.3%)
Professional Services (3.2%)
Clarivate plc*	244,450	4,096,982
Dun & Bradstreet Holdings, Inc.*	218,101	3,821,129
Equifax, Inc.	15,110	3,582,581
TransUnion	37,131	3,837,118
Verisk Analytics, Inc.	25,991	5,578,448

		20,916,258

Road & Rail (0.1%)
Uber Technologies, Inc.*	26,983	962,754

Total Industrials		21,879,012

Information Technology (58.9%)
IT Services (19.4%)
Accenture plc, Class A	19,984	6,739,204
Endava plc (ADR)*	49,052	6,525,388
Fidelity National Information Services, Inc.	110,322	11,078,535
FleetCor Technologies, Inc.*	32,603	8,120,103
Global Payments, Inc.	143,421	19,625,730
Mastercard, Inc., Class A	85,009	30,380,517
Nuvei Corp. (Non-Voting)(m)*	30,562	2,304,069
Paya Holdings, Inc.*	496,551	2,909,789
PayPal Holdings, Inc.*	78,974	9,133,343
TaskUS, Inc., Class A*	84,766	3,260,100
Thoughtworks Holding, Inc.*	218,584	4,548,733
Visa, Inc., Class A	51,518	11,425,147
WEX, Inc.*	50,458	9,004,230
Wix.com Ltd.*	18,976	1,982,233

		127,037,121

Semiconductors & Semiconductor Equipment (10.9%)
Advanced Micro Devices, Inc.*	135,956	14,865,429
KLA Corp.	22,587	8,268,197
Lam Research Corp.	17,994	9,673,755
Marvell Technology, Inc.	121,037	8,679,563
Micron Technology, Inc.	75,900	5,911,851
NVIDIA Corp.	89,087	24,308,279

		71,707,074

Software (27.4%)
Adobe, Inc.*	47,346	21,571,784
Asana, Inc., Class A*	7,338	293,300
Atlassian Corp. plc, Class A*	14,873	4,370,134
Avalara, Inc.*	15,200	1,512,552
Black Knight, Inc.*	73,570	4,266,324
Constellation Software, Inc.	4,309	7,365,782
Descartes Systems Group, Inc. (The)*	63,240	4,630,130
Freshworks, Inc., Class A*	33,053	592,310
HubSpot, Inc.*	8,518	4,045,539
Intuit, Inc.	27,629	13,285,128
Microsoft Corp.	256,080	78,952,025
Paycor HCM, Inc.*	110,413	3,214,122
Q2 Holdings, Inc.*	38,281	2,360,024
Qualtrics International, Inc., Class A*	42,694	1,218,914
Rakus Co. Ltd.	13,400	179,314
RingCentral, Inc., Class A*	26,456	3,100,908
salesforce.com, Inc.*	65,617	13,931,801
ServiceNow, Inc.*	21,349	11,889,045
Topicus.com, Inc.*	35,073	2,616,132

		179,395,268

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	44,620	7,791,098

Total Information Technology		385,930,561

Total Common Stocks (95.4%) (Cost $446,118,621)		625,692,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, IM Shares	23,821,288	$23,826,052

Total Short-Term Investment (3.6%) (Cost $23,829,609)		23,826,052

Total Investments in Securities (99.0%) (Cost $469,948,230)		649,518,645
Other Assets Less Liabilities (1.0%)		6,278,393

Net Assets (100%)		$655,797,038

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $2,304,069 or 0.4% of net assets.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$85,651,244	$5,807,290	$—	$91,458,534
Consumer Discretionary	88,305,496	199,421	—	88,504,917
Financials	32,564,784	—	—	32,564,784
Health Care	5,354,785	—	—	5,354,785
Industrials	21,879,012	—	—	21,879,012
Information Technology	385,751,247	179,314	—	385,930,561
Short-Term Investment
Investment Company	23,826,052	—	—	23,826,052

Total Assets	$643,332,620	$6,186,025	$—	$649,518,645

Total Liabilities	$—	$—	$—	$—

Total	$643,332,620	$6,186,025	$—	$649,518,645

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$206,955,486
Aggregate gross unrealized depreciation	(27,529,906)

Net unrealized appreciation	$179,425,580

Federal income tax cost of investments in securities and derivative instruments, if applicable	$470,093,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.7%)
Diversified Telecommunication Services (3.6%)
Cellnex Telecom SA(m)	138,774	$6,651,723
Hellenic Telecommunications Organization SA	81,966	1,482,939

		8,134,662

Media (1.5%)
Charter Communications, Inc., Class A*	6,234	3,400,772

Wireless Telecommunication Services (1.6%)
KDDI Corp.	39,300	1,290,859
Rogers Communications, Inc., Class B	42,908	2,428,645

		3,719,504

Total Communication Services		15,254,938

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
SBA Communications Corp. (REIT)	10,191	3,506,723

Total Real Estate		3,506,723

Utilities (89.3%)
Electric Utilities (55.5%)
ALLETE, Inc.	17,724	1,187,153
Alliant Energy Corp.	58,144	3,632,837
American Electric Power Co., Inc.	77,914	7,773,480
Constellation Energy Corp.	72,667	4,087,519
Duke Energy Corp.	18,378	2,052,087
Edison International	104,752	7,343,115
EDP - Energias de Portugal SA	552,618	2,721,869
Electricite de France SA	109,424	1,030,920
Emera, Inc.	31,870	1,579,798
Enel SpA	855,161	5,710,805
Energisa SA	67,400	691,264
Entergy Corp.	43,843	5,118,670
Equatorial Energia SA	223,800	1,283,746
Evergy, Inc.	70,811	4,839,224
Exelon Corp.	222,978	10,620,442
FirstEnergy Corp.	113,553	5,207,541
Iberdrola SA	626,469	6,818,710
Neoenergia SA	195,000	704,876
NextEra Energy, Inc.	268,779	22,768,269
PG&E Corp.*	734,257	8,767,029
Pinnacle West Capital Corp.	38,766	3,027,625
Portland General Electric Co.	22,307	1,230,231
Southern Co. (The)	149,040	10,806,890
SSE plc	294,414	6,741,313

		125,745,413

Gas Utilities (3.3%)
Atmos Energy Corp.	41,349	4,940,792
China Resources Gas Group Ltd.	328,000	1,387,257
UGI Corp.	31,803	1,151,905

		7,479,954

Independent Power and Renewable Electricity Producers (6.0%)
AES Corp. (The)	174,527	4,490,580
EDP Renovaveis SA	321,513	8,280,888
Vistra Corp.	38,577	896,915

		13,668,383

Multi-Utilities (24.5%)
Ameren Corp.	45,555	4,271,237
CenterPoint Energy, Inc.	146,612	4,492,192
Dominion Energy, Inc.	138,573	11,774,548
DTE Energy Co.	56,781	7,507,016
E.ON SE	147,877	1,719,764
National Grid plc	128,702	1,976,823
Public Service Enterprise Group, Inc.	62,814	4,396,980
RWE AG	150,526	6,565,693
Sempra Energy	75,429	12,681,123

		55,385,376

Total Utilities		202,279,126

Total Common Stocks (97.5%) (Cost $167,416,643)		221,040,787

CONVERTIBLE PREFERRED STOCKS:
Utilities (0.5%)
Electric Utilities (0.2%)
NextEra Energy, Inc.
5.279%	10,600	552,790

Multi-Utilities (0.3%)
DTE Energy Co.
6.250%	10,550	562,209

Total Convertible Preferred Stocks (0.5%) (Cost $896,325)		1,114,999

Total Investments in Securities (98.0%) (Cost $168,312,968)		222,155,786
Other Assets Less Liabilities (2.0%)		4,453,809

Net Assets (100%)		$226,609,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $6,651,723 or 2.9% of net assets.

Glossary:

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Brazil	1.2%
Canada	1.8
China	0.6
France	0.4
Germany	3.7
Greece	0.6
Italy	2.5
Japan	0.6
Portugal	1.2
Spain	9.6
United Kingdom	3.8
United States	72.0
Cash and Other	2.0

100.0%

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	185,617	USD	146,270	Brown Brothers Harriman & Co.	4/8/2022	2,204
CAD	177,524	USD	139,695	HSBC Bank plc	4/8/2022	2,306
CAD	248,270	USD	195,825	Merrill Lynch International	4/8/2022	2,766
USD	77,240	EUR	67,987	BNP Paribas	4/8/2022	2,020
USD	71,979	EUR	63,277	Citibank NA	4/8/2022	1,971
USD	112,238	EUR	98,846	HSBC Bank plc	4/8/2022	2,878
USD	27,048,131	EUR	23,815,736	Morgan Stanley	4/8/2022	699,116
USD	246,565	EUR	214,982	UBS AG	4/8/2022	8,715
USD	344,909	GBP	253,569	HSBC Bank plc	4/8/2022	11,820
USD	43,888	GBP	32,442	Merrill Lynch International	4/8/2022	1,273
USD	607,859	GBP	456,000	Morgan Stanley	4/8/2022	8,856
USD	5,240,799	GBP	3,860,676	State Street Bank & Trust	4/8/2022	169,408
EUR	24,040	USD	26,549	Citibank NA	7/15/2022	163

Total unrealized appreciation						913,496

CAD	86,492	USD	69,294	Merrill Lynch International	4/8/2022	(109)
EUR	207,111	USD	234,759	HSBC Bank plc	4/8/2022	(5,617)
EUR	63,940	USD	73,105	Merrill Lynch International	4/8/2022	(2,363)
EUR	250,625	USD	281,292	Morgan Stanley	4/8/2022	(4,008)
EUR	60,353	USD	69,163	State Street Bank & Trust	4/8/2022	(2,390)
GBP	197,749	USD	269,786	BNP Paribas	4/8/2022	(10,021)
GBP	50,741	USD	67,949	Credit Suisse	4/8/2022	(1,296)
GBP	50,019	USD	67,529	Merrill Lynch International	4/8/2022	(1,824)
GBP	103,964	USD	141,826	Morgan Stanley	4/8/2022	(5,259)
USD	2,895,846	CAD	3,673,611	Citibank NA	4/8/2022	(42,668)
USD	2,978	CAD	3,772	HSBC Bank plc	4/8/2022	(40)
USD	23,528	CAD	30,036	Merrill Lynch International	4/8/2022	(498)

Total unrealized depreciation						(76,093)

Net unrealized appreciation						837,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,829,417	$9,425,521	$—	$15,254,938
Real Estate	3,506,723	—	—	3,506,723
Utilities	159,325,084	42,954,042	—	202,279,126
Convertible Preferred Stocks
Utilities	1,114,999	—	—	1,114,999
Forward Currency Contracts	—	913,496	—	913,496

Total Assets	$169,776,223	$53,293,059	$—	$223,069,282

Liabilities:
Forward Currency Contracts	$—	$(76,093)	$—	$(76,093)

Total Liabilities	$—	$(76,093)	$—	$(76,093)

Total	$169,776,223	$53,216,966	$—	$222,993,189

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,624,790
Aggregate gross unrealized depreciation	(479,763)

Net unrealized appreciation	$54,145,027

Federal income tax cost of investments in securities and derivative instruments, if applicable	$168,848,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	134,135	$5,408,323

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A	45,372	2,833,028

Interactive Media & Services (0.4%)
TripAdvisor, Inc.*	100,499	2,725,533
Yelp, Inc.*	69,638	2,375,352
Ziff Davis, Inc.*	48,926	4,735,058

		9,835,943

Media (1.0%)
Cable One, Inc.	5,030	7,365,127
John Wiley & Sons, Inc., Class A	44,187	2,343,237
New York Times Co. (The), Class A	169,537	7,771,576
TEGNA, Inc.	224,516	5,029,158

		22,509,098

Total Communication Services		40,586,392

Consumer Discretionary (13.8%)
Auto Components (1.4%)
Adient plc*	95,595	3,897,408
Dana, Inc.	146,342	2,571,229
Fox Factory Holding Corp.*	42,720	4,184,424
Gentex Corp.	239,978	7,000,158
Goodyear Tire & Rubber Co. (The)*	285,088	4,073,908
Lear Corp.	60,489	8,625,126
Visteon Corp.*	28,407	3,100,056

		33,452,309

Automobiles (0.4%)
Harley-Davidson, Inc.	156,126	6,151,365
Thor Industries, Inc.(x)	56,343	4,434,194

		10,585,559

Diversified Consumer Services (0.9%)
Graham Holdings Co., Class B	4,048	2,475,230
Grand Canyon Education, Inc.*	40,660	3,948,493
H&R Block, Inc.	178,196	4,640,224
Service Corp. International	167,323	11,013,200

		22,077,147

Hotels, Restaurants & Leisure (2.8%)
Boyd Gaming Corp.	83,212	5,473,685
Choice Hotels International, Inc.	33,302	4,720,892
Churchill Downs, Inc.	34,928	7,746,332
Cracker Barrel Old Country Store, Inc.	23,856	2,832,423
Marriott Vacations Worldwide Corp.	43,218	6,815,479
Papa John’s International, Inc.	32,838	3,457,185
Scientific Games Corp.*	97,923	5,752,976
Six Flags Entertainment Corp.*	78,516	3,415,446
Texas Roadhouse, Inc.	70,664	5,916,697
Travel + Leisure Co.	87,560	5,073,226
Wendy’s Co. (The)	179,087	3,934,541
Wingstop, Inc.	30,263	3,551,363
Wyndham Hotels & Resorts, Inc.	94,541	8,006,677

		66,696,922

Household Durables (1.5%)
Helen of Troy Ltd.*	24,481	4,794,359
KB Home	86,959	2,815,732
Leggett & Platt, Inc.	135,327	4,709,380
Taylor Morrison Home Corp.*	124,687	3,393,980
Tempur Sealy International, Inc.	195,324	5,453,446
Toll Brothers, Inc.	116,087	5,458,411
TopBuild Corp.*	33,407	6,059,696
Tri Pointe Homes, Inc.*	112,763	2,264,281

		34,949,285

Leisure Products (1.2%)
Brunswick Corp.	78,222	6,327,378
Callaway Golf Co.*	118,902	2,784,685
Mattel, Inc.*	355,462	7,894,811
Polaris, Inc.(x)	57,875	6,095,395
YETI Holdings, Inc.*	88,923	5,333,601

		28,435,870

Multiline Retail (0.9%)
Kohl’s Corp.	141,490	8,554,485
Macy’s, Inc.	314,232	7,654,692
Nordstrom, Inc.(x)	112,872	3,059,960
Ollie’s Bargain Outlet Holdings, Inc.*	61,401	2,637,787

		21,906,924

Specialty Retail (3.1%)
American Eagle Outfitters, Inc.(x)	155,666	2,615,189
AutoNation, Inc.*	40,563	4,039,264
Dick’s Sporting Goods, Inc.(x)	65,841	6,585,417
Five Below, Inc.*	56,842	9,002,067
Foot Locker, Inc.	92,570	2,745,626
GameStop Corp., Class A(x)*	62,864	10,471,885
Gap, Inc. (The)	217,355	3,060,358
Lithia Motors, Inc.	30,723	9,220,587
Murphy USA, Inc.	23,928	4,784,643
RH*	17,600	5,739,184
Urban Outfitters, Inc.*	66,867	1,679,030
Victoria’s Secret & Co.*	73,511	3,775,525
Williams-Sonoma, Inc.	75,454	10,940,830

		74,659,605

Textiles, Apparel & Luxury Goods (1.6%)
Capri Holdings Ltd.*	152,659	7,845,146
Carter’s, Inc.	42,884	3,944,899
Columbia Sportswear Co.	35,071	3,174,978
Crocs, Inc.*	59,708	4,561,691
Deckers Outdoor Corp.*	27,850	7,624,494
Hanesbrands, Inc.	354,310	5,275,676
Skechers USA, Inc., Class A*	136,875	5,579,025

		38,005,909

Total Consumer Discretionary		330,769,530

Consumer Staples (3.6%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	9,526	3,700,565

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club Holdings, Inc.*	138,540	9,366,689
Casey’s General Stores, Inc.	37,645	7,460,110
Grocery Outlet Holding Corp.*	88,653	2,906,045
Performance Food Group Co.*	156,571	7,971,030
Sprouts Farmers Market, Inc.*	113,900	3,642,522

		31,346,396

Food Products (1.7%)
Darling Ingredients, Inc.*	164,174	13,196,306
Flowers Foods, Inc.	201,616	5,183,547
Hain Celestial Group, Inc. (The)(x)*	94,239	3,241,822
Ingredion, Inc.	67,509	5,883,409
Lancaster Colony Corp.	20,112	2,999,705
Pilgrim’s Pride Corp.*	49,448	1,241,145
Post Holdings, Inc.*	59,396	4,113,767
Sanderson Farms, Inc.	21,524	4,035,535

		39,895,236

Household Products (0.1%)
Energizer Holdings, Inc.	63,822	1,963,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.3%)
BellRing Brands, Inc.*	123,300	$2,845,764
Coty, Inc., Class A*	340,481	3,060,924
Nu Skin Enterprises, Inc., Class A	50,551	2,420,382

		8,327,070

Total Consumer Staples		85,232,432

Energy (3.5%)
Energy Equipment & Services (0.5%)
ChampionX Corp.*	205,024	5,018,988
NOV, Inc.	396,403	7,773,463

		12,792,451

Oil, Gas & Consumable Fuels (3.0%)
Antero Midstream Corp.	329,449	3,581,111
CNX Resources Corp.*	214,287	4,440,027
DT Midstream, Inc.	98,146	5,325,402
EQT Corp.	306,779	10,556,265
Equitrans Midstream Corp.	412,494	3,481,449
HF Sinclair Corp.*	151,682	6,044,528
Murphy Oil Corp.	147,314	5,950,012
PDC Energy, Inc.	99,075	7,200,771
Range Resources Corp.*	254,811	7,741,158
Targa Resources Corp.	232,319	17,533,115

		71,853,838

Total Energy		84,646,289

Financials (14.1%)
Banks (6.6%)
Associated Banc-Corp.	152,268	3,465,620
Bank of Hawaii Corp.	41,070	3,446,594
Bank OZK	122,652	5,237,240
Cadence Bank	198,810	5,817,181
Cathay General Bancorp	78,352	3,506,252
Commerce Bancshares, Inc.	112,625	8,062,824
Cullen/Frost Bankers, Inc.	57,536	7,963,558
East West Bancorp, Inc.	143,982	11,377,458
First Financial Bankshares, Inc.	130,100	5,740,012
First Horizon Corp.	548,655	12,887,906
FNB Corp.	343,631	4,278,206
Fulton Financial Corp.	163,662	2,720,062
Glacier Bancorp, Inc.	110,059	5,533,766
Hancock Whitney Corp.	88,095	4,594,154
Home BancShares, Inc.	152,941	3,456,467
International Bancshares Corp.	54,006	2,279,593
Old National Bancorp	299,140	4,899,913
PacWest Bancorp	118,972	5,131,262
Pinnacle Financial Partners, Inc.	77,249	7,113,088
Prosperity Bancshares, Inc.	93,513	6,487,932
Synovus Financial Corp.	147,638	7,234,262
Texas Capital Bancshares, Inc.*	51,348	2,942,754
UMB Financial Corp.	43,669	4,242,880
Umpqua Holdings Corp.	219,789	4,145,221
United Bankshares, Inc.	138,320	4,824,602
Valley National Bancorp	412,903	5,375,997
Webster Financial Corp.	184,303	10,343,084
Wintrust Financial Corp.	57,841	5,375,164

		158,483,052

Capital Markets (1.9%)
Affiliated Managers Group, Inc.	41,246	5,813,624
Evercore, Inc., Class A	39,590	4,407,159
Federated Hermes, Inc.	98,260	3,346,736
Interactive Brokers Group, Inc., Class A	88,651	5,842,987
Janus Henderson Group plc	173,079	6,061,226
Jefferies Financial Group, Inc.	199,321	6,547,695
SEI Investments Co.	107,534	6,474,622
Stifel Financial Corp.	105,633	7,172,481

		45,666,530

Consumer Finance (0.6%)
FirstCash Holdings, Inc.	41,024	2,885,628
Navient Corp.	163,528	2,786,517
PROG Holdings, Inc.*	57,547	1,655,627
SLM Corp.	297,463	5,461,421

		12,789,193

Diversified Financial Services (0.3%)
Voya Financial, Inc.	112,618	7,472,204

Insurance (4.0%)
Alleghany Corp.*	13,900	11,773,300
American Financial Group, Inc.	67,118	9,773,723
Brighthouse Financial, Inc.*	80,986	4,183,737
CNO Financial Group, Inc.	125,116	3,139,160
First American Financial Corp.	111,372	7,219,133
Hanover Insurance Group, Inc. (The)	36,101	5,397,822
Kemper Corp.	60,709	3,432,487
Kinsale Capital Group, Inc.	21,764	4,962,627
Mercury General Corp.	26,967	1,483,185
Old Republic International Corp.	289,692	7,494,332
Primerica, Inc.	40,068	5,482,104
Reinsurance Group of America, Inc.	68,589	7,507,752
RenaissanceRe Holdings Ltd.	46,693	7,401,307
RLI Corp.	40,398	4,469,231
Selective Insurance Group, Inc.	61,003	5,451,228
Unum Group	207,442	6,536,497

		95,707,625

Thrifts & Mortgage Finance (0.7%)
Essent Group Ltd.	112,046	4,617,416
MGIC Investment Corp.	330,343	4,476,148
New York Community Bancorp, Inc.	471,819	5,057,900
Washington Federal, Inc.	66,097	2,169,303

		16,320,767

Total Financials		336,439,371

Health Care (8.8%)
Biotechnology (1.5%)
Arrowhead Pharmaceuticals, Inc.*	105,783	4,864,960
Exelixis, Inc.*	321,022	7,277,569
Halozyme Therapeutics, Inc.*	142,845	5,696,659
Neurocrine Biosciences, Inc.*	96,254	9,023,812
United Therapeutics Corp.*	45,696	8,198,319

		35,061,319

Health Care Equipment & Supplies (2.9%)
Envista Holdings Corp.*	163,727	7,975,142
Globus Medical, Inc., Class A*	80,197	5,916,935
Haemonetics Corp.*	51,852	3,278,083
ICU Medical, Inc.*	20,257	4,510,019
Integra LifeSciences Holdings Corp.*	73,907	4,749,264
LivaNova plc*	54,003	4,419,066
Masimo Corp.*	51,548	7,502,296
Neogen Corp.*	109,064	3,363,534
NuVasive, Inc.*	52,492	2,976,296
Penumbra, Inc.*	35,632	7,914,936
Quidel Corp.*	38,479	4,327,348
STAAR Surgical Co.*	48,296	3,859,333
Tandem Diabetes Care, Inc.*	64,462	7,496,286

		68,288,538

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.*	91,251	5,979,678
Amedisys, Inc.*	33,079	5,699,181
Chemed Corp.	15,621	7,912,818
Encompass Health Corp.	100,947	7,178,341
HealthEquity, Inc.*	84,730	5,714,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
LHC Group, Inc.*	32,135	$5,417,961
Option Care Health, Inc.*	140,528	4,013,480
Patterson Cos., Inc.	87,883	2,844,773
Progyny, Inc.*	70,649	3,631,359
R1 RCM, Inc.*	135,198	3,617,898
Tenet Healthcare Corp.*	108,692	9,343,164

		61,352,844

Life Sciences Tools & Services (1.2%)
Bruker Corp.	103,094	6,628,944
Medpace Holdings, Inc.*	29,172	4,772,248
Repligen Corp.*	52,171	9,812,843
Syneos Health, Inc.*	105,208	8,516,588

		29,730,623

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	62,369	9,708,982
Perrigo Co. plc	135,730	5,216,104

		14,925,086

Total Health Care		209,358,410

Industrials (18.5%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	66,637	9,177,914
Curtiss-Wright Corp.	39,814	5,978,470
Hexcel Corp.	85,120	5,062,087
Mercury Systems, Inc.*	57,474	3,704,199
Woodward, Inc.	63,966	7,989,993

		31,912,663

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	100,035	7,136,497

Airlines (0.2%)
JetBlue Airways Corp.*	322,680	4,824,066

Building Products (2.4%)
Builders FirstSource, Inc.*	194,301	12,540,187
Carlisle Cos., Inc.	53,050	13,046,056
Lennox International, Inc.	34,155	8,807,208
Owens Corning	101,956	9,328,974
Simpson Manufacturing Co., Inc.	44,076	4,806,047
Trex Co., Inc.*	116,800	7,630,544

		56,159,016

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	49,873	3,391,364
Clean Harbors, Inc.*	50,791	5,670,307
IAA, Inc.*	136,817	5,233,250
MillerKnoll, Inc.(x)	76,882	2,657,042
MSA Safety, Inc.	36,996	4,909,369
Stericycle, Inc.*	93,206	5,491,698
Tetra Tech, Inc.	54,862	9,048,938

		36,401,968

Construction & Engineering (1.7%)
AECOM	146,168	11,227,164
Dycom Industries, Inc.*	30,612	2,916,099
EMCOR Group, Inc.	54,155	6,099,478
Fluor Corp.*	143,479	4,116,412
MasTec, Inc.*	58,051	5,056,242
MDU Resources Group, Inc.	206,324	5,498,535
Valmont Industries, Inc.	21,535	5,138,251

		40,052,181

Electrical Equipment (1.9%)
Acuity Brands, Inc.	35,436	6,708,035
EnerSys	42,504	3,169,523
Hubbell, Inc.	55,207	10,145,390
nVent Electric plc	170,696	5,936,807
Regal Rexnord Corp.	68,750	10,228,625
Sunrun, Inc.*	210,031	6,378,641
Vicor Corp.*	21,761	1,535,239

		44,102,260

Machinery (4.4%)
AGCO Corp.	62,261	9,091,974
Chart Industries, Inc.*	36,127	6,205,535
Colfax Corp.*	136,629	5,436,468
Crane Co.	50,648	5,484,165
Donaldson Co., Inc.	125,402	6,512,126
Flowserve Corp.	132,172	4,744,975
Graco, Inc.	172,451	12,023,284
ITT, Inc.	86,852	6,532,139
Kennametal, Inc.	84,868	2,428,073
Lincoln Electric Holdings, Inc.	59,912	8,256,473
Middleby Corp. (The)*	56,440	9,252,774
Oshkosh Corp.	69,640	7,009,266
Terex Corp.	70,820	2,525,441
Timken Co. (The)	70,042	4,251,549
Toro Co. (The)	108,002	9,233,091
Trinity Industries, Inc.	82,988	2,851,468
Watts Water Technologies, Inc., Class A	28,128	3,926,387

		105,765,188

Marine (0.2%)
Kirby Corp.*	60,990	4,402,868

Professional Services (1.7%)
ASGN, Inc.*	52,862	6,169,524
CACI International, Inc., Class A*	23,669	7,130,523
FTI Consulting, Inc.*	34,790	5,469,684
Insperity, Inc.	36,331	3,648,359
KBR, Inc.	142,336	7,790,049
ManpowerGroup, Inc.	55,033	5,168,699
Science Applications International Corp.	58,408	5,383,466

		40,760,304

Road & Rail (1.9%)
Avis Budget Group, Inc.*	40,665	10,707,094
Knight-Swift Transportation Holdings, Inc.	168,383	8,496,606
Landstar System, Inc.	38,667	5,832,144
Ryder System, Inc.	54,478	4,321,740
Saia, Inc.*	26,723	6,515,602
Werner Enterprises, Inc.	61,754	2,531,914
XPO Logistics, Inc.*	100,094	7,286,843

		45,691,943

Trading Companies & Distributors (1.0%)
GATX Corp.	36,019	4,442,223
MSC Industrial Direct Co., Inc., Class A	47,505	4,047,901
Univar Solutions, Inc.*	173,457	5,574,908
Watsco, Inc.	33,510	10,208,487

		24,273,519

Total Industrials		441,482,473

Information Technology (14.2%)
Communications Equipment (0.9%)
Calix, Inc.*	55,632	2,387,169
Ciena Corp.*	157,194	9,530,672
Lumentum Holdings, Inc.*	73,357	7,159,643
Viasat, Inc.*	74,518	3,636,479

		22,713,963

Electronic Equipment, Instruments & Components (3.1%)
Arrow Electronics, Inc.*	70,647	8,380,854
Avnet, Inc.	100,672	4,086,276
Belden, Inc.	45,554	2,523,692
Cognex Corp.	179,384	13,839,475
Coherent, Inc.*	24,894	6,805,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
II-VI, Inc.(x)*	107,692	$7,806,593
Jabil, Inc.	145,431	8,977,456
Littelfuse, Inc.	24,993	6,233,504
National Instruments Corp.	133,810	5,431,348
TD SYNNEX Corp.	41,887	4,323,157
Vishay Intertechnology, Inc.	134,651	2,639,160
Vontier Corp.	171,531	4,355,172

		75,401,711

IT Services (2.3%)
Alliance Data Systems Corp.	50,513	2,836,305
Concentrix Corp.	43,530	7,250,357
Euronet Worldwide, Inc.*	53,949	7,021,462
Genpact Ltd.	175,542	7,637,832
Kyndryl Holdings, Inc.(x)*	181,755	2,384,626
LiveRamp Holdings, Inc.*	69,088	2,583,200
MAXIMUS, Inc.	62,371	4,674,707
Sabre Corp.*	328,165	3,750,926
Western Union Co. (The)	407,884	7,643,746
WEX, Inc.*	45,475	8,115,014

		53,898,175

Semiconductors & Semiconductor Equipment (4.0%)
Amkor Technology, Inc.	101,721	2,209,380
Azenta, Inc.	75,434	6,251,970
Cirrus Logic, Inc.*	57,972	4,915,446
CMC Materials, Inc.	28,841	5,347,121
First Solar, Inc.*	100,330	8,401,634
Lattice Semiconductor Corp.*	138,942	8,468,515
MKS Instruments, Inc.	56,270	8,440,500
Power Integrations, Inc.	61,214	5,673,314
Semtech Corp.*	65,339	4,530,606
Silicon Laboratories, Inc.*	40,775	6,124,405
SiTime Corp.*	15,208	3,768,847
SunPower Corp.(x)*	84,248	1,809,647
Synaptics, Inc.*	39,846	7,949,277
Universal Display Corp.	43,990	7,344,130
Wolfspeed, Inc.*	125,646	14,306,054

		95,540,846

Software (3.8%)
ACI Worldwide, Inc.*	119,285	3,756,285
Aspen Technology, Inc.*	67,898	11,228,292
Blackbaud, Inc.*	42,038	2,516,815
CDK Global, Inc.	120,065	5,844,764
CommVault Systems, Inc.*	46,175	3,063,711
Digital Turbine, Inc.*	89,215	3,908,509
Envestnet, Inc.*	55,443	4,127,177
Fair Isaac Corp.*	27,759	12,948,463
Manhattan Associates, Inc.*	64,208	8,906,292
Mimecast Ltd.*	62,650	4,984,434
NCR Corp.*	133,930	5,382,647
Paylocity Holding Corp.*	40,199	8,271,748
Qualys, Inc.*	33,877	4,824,423
Sailpoint Technologies Holdings, Inc.*	94,627	4,843,010
Teradata Corp.*	110,086	5,426,139

		90,032,709

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	139,464	2,812,989

Total Information Technology		340,400,393

Materials (7.3%)
Chemicals (2.5%)
Ashland Global Holdings, Inc.	57,308	5,639,680
Avient Corp.	92,828	4,455,744
Cabot Corp.	57,556	3,937,406
Chemours Co. (The)	165,343	5,204,997
Ingevity Corp.*	39,861	2,553,894
Minerals Technologies, Inc.	33,780	2,234,547
NewMarket Corp.	7,010	2,273,904
Olin Corp.	145,536	7,608,622
RPM International, Inc.	131,613	10,718,563
Scotts Miracle-Gro Co. (The)	41,331	5,082,060
Sensient Technologies Corp.	42,641	3,579,712
Valvoline, Inc.	183,403	5,788,199

		59,077,328

Construction Materials (0.2%)
Eagle Materials, Inc.	41,269	5,297,289

Containers & Packaging (0.8%)
AptarGroup, Inc.	66,790	7,847,825
Greif, Inc., Class A	26,939	1,752,652
Silgan Holdings, Inc.	85,138	3,935,930
Sonoco Products Co.	99,763	6,241,173

		19,777,580

Metals & Mining (3.6%)
Alcoa Corp.	189,838	17,091,115
Cleveland-Cliffs, Inc.*	461,735	14,872,484
Commercial Metals Co.	122,354	5,092,374
Reliance Steel & Aluminum Co.	63,572	11,655,926
Royal Gold, Inc.	66,597	9,408,824
Steel Dynamics, Inc.	191,285	15,958,908
United States Steel Corp.	274,183	10,347,666
Worthington Industries, Inc.	32,822	1,687,379

		86,114,676

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	89,276	5,545,825

Total Materials		175,812,698

Real Estate (9.9%)
Equity Real Estate Investment Trusts (REITs) (9.4%)
American Campus Communities, Inc. (REIT)	141,191	7,902,460
Apartment Income REIT Corp. (REIT)	159,280	8,515,109
Brixmor Property Group, Inc. (REIT)	301,330	7,777,327
Camden Property Trust (REIT)	103,692	17,233,610
Corporate Office Properties Trust (REIT)	113,967	3,252,618
Cousins Properties, Inc. (REIT)	150,862	6,078,230
Douglas Emmett, Inc. (REIT)	178,051	5,950,465
EastGroup Properties, Inc. (REIT)	41,279	8,391,195
EPR Properties (REIT)	75,899	4,152,434
First Industrial Realty Trust, Inc. (REIT)	132,195	8,184,193
Healthcare Realty Trust, Inc. (REIT)	149,699	4,113,729
Highwoods Properties, Inc. (REIT)	105,909	4,844,278
Hudson Pacific Properties, Inc. (REIT)	154,707	4,293,119
JBG SMITH Properties (REIT)	115,827	3,384,465
Kilroy Realty Corp. (REIT)	106,348	8,127,114
Kite Realty Group Trust (REIT)	222,220	5,059,949
Lamar Advertising Co. (REIT), Class A	88,089	10,234,180
Life Storage, Inc. (REIT)	83,221	11,686,725
Macerich Co. (The) (REIT)	216,152	3,380,617
Medical Properties Trust, Inc. (REIT)	605,017	12,790,059
National Retail Properties, Inc. (REIT)	178,184	8,007,589
National Storage Affiliates Trust (REIT)	83,142	5,217,992
Omega Healthcare Investors, Inc. (REIT)	242,467	7,555,272
Park Hotels & Resorts, Inc. (REIT)	239,936	4,685,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pebblebrook Hotel Trust (REIT)	133,304	$3,263,282
Physicians Realty Trust (REIT)	223,509	3,920,348
PotlatchDeltic Corp. (REIT)	68,082	3,589,964
PS Business Parks, Inc. (REIT)	20,407	3,430,009
Rayonier, Inc. (REIT)	145,245	5,972,474
Rexford Industrial Realty, Inc. (REIT)	153,702	11,464,632
Sabra Health Care REIT, Inc. (REIT)	232,021	3,454,793
SL Green Realty Corp. (REIT)(x)	67,703	5,496,130
Spirit Realty Capital, Inc. (REIT)	125,119	5,757,976
STORE Capital Corp. (REIT)	248,994	7,278,095

		224,446,382

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.*	51,207	12,262,028

Total Real Estate		236,708,410

Utilities (3.3%)
Electric Utilities (1.1%)
ALLETE, Inc.	53,341	3,572,780
Hawaiian Electric Industries, Inc.	110,909	4,692,560
IDACORP, Inc.	51,255	5,912,777
OGE Energy Corp.	203,101	8,282,459
PNM Resources, Inc.	87,090	4,151,580

		26,612,156

Gas Utilities (1.3%)
National Fuel Gas Co.	92,515	6,355,781
New Jersey Resources Corp.	97,844	4,487,126
ONE Gas, Inc.	54,372	4,797,785
Southwest Gas Holdings, Inc.	61,268	4,796,672
Spire, Inc.	52,440	3,763,094
UGI Corp.	212,154	7,684,218

		31,884,676

Multi-Utilities (0.4%)
Black Hills Corp.	64,753	4,987,276
NorthWestern Corp.	53,424	3,231,618

		8,218,894

Water Utilities (0.5%)
Essential Utilities, Inc.	233,358	11,931,594

Total Utilities		78,647,320

Total Common Stocks (98.7%) (Cost $1,464,900,587)		2,360,083,718

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	3,000,000	3,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $1,900,166, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $2,101,018.(xx)	$1,900,000	1,900,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $472,454, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $481,907.(xx)	472,450	472,450
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $8,103,962, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/15/22-8/15/51; total market value $4,420,486 and cash in the amount of $3,771,030.(xx)	8,103,894	8,103,894
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $1,000,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $1,020,000.(xx)	1,000,000	1,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $4,000,044, collateralized by various Common Stocks; total market value $4,632,753.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		17,476,344

Total Short-Term Investments (0.9%) (Cost $20,476,344)		20,476,344

Total Investments in Securities (99.6%) (Cost $1,485,376,931)		2,380,560,062
Other Assets Less Liabilities (0.4%)		9,610,877

Net Assets (100%)		$2,390,170,939

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $37,981,646. This was collateralized by $20,285,674 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 5/15/51 and by cash of $20,476,344 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	103	6/2022	USD	27,698,760	776,190

					776,190

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$40,586,392	$—	$—	$40,586,392
Consumer Discretionary	330,769,530	—	—	330,769,530
Consumer Staples	85,232,432	—	—	85,232,432
Energy	84,646,289	—	—	84,646,289
Financials	336,439,371	—	—	336,439,371
Health Care	209,358,410	—	—	209,358,410
Industrials	441,482,473	—	—	441,482,473
Information Technology	340,400,393	—	—	340,400,393
Materials	175,812,698	—	—	175,812,698
Real Estate	236,708,410	—	—	236,708,410
Utilities	78,647,320	—	—	78,647,320
Futures	776,190	—	—	776,190
Short-Term Investments
Investment Company	3,000,000	—	—	3,000,000
Repurchase Agreements	—	17,476,344	—	17,476,344

Total Assets	$2,363,859,908	$17,476,344	$—	$2,381,336,252

Total Liabilities	$—	$—	$—	$—

Total	$2,363,859,908	$17,476,344	$—	$2,381,336,252

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$973,601,927
Aggregate gross unrealized depreciation	(78,554,176)

Net unrealized appreciation	$895,047,751

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,486,288,501

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.1%)
Lumen Technologies, Inc.(x)	140,380	$1,582,083

Entertainment (0.5%)
Liberty Media Corp.-Liberty Formula One, Class A*	3,270	206,435
Liberty Media Corp.-Liberty Formula One, Class C*	83,290	5,816,974
Live Nation Entertainment, Inc.*	11,714	1,378,035
Madison Square Garden Sports Corp.*	1,705	305,809
Take-Two Interactive Software, Inc.*	12,603	1,937,585
World Wrestling Entertainment, Inc., Class A	896	55,946
Zynga, Inc., Class A*	74,116	684,832

		10,385,616

Interactive Media & Services (0.5%)
Cargurus, Inc.*	88,280	3,748,369
IAC/InterActiveCorp*	10,459	1,048,828
Taboola.com Ltd.*	230,876	1,191,320
TripAdvisor, Inc.*	5,638	152,903
Twitter, Inc.*	96,970	3,751,769
Vimeo, Inc.*	3,143	37,339

		9,930,528

Media (1.2%)
Altice USA, Inc., Class A*	9,497	118,522
Cable One, Inc.	339	496,377
Discovery, Inc., Class A(x)*	22,094	550,583
Discovery, Inc., Class C*	43,286	1,080,851
DISH Network Corp., Class A*	34,875	1,103,794
Fox Corp., Class A	42,932	1,693,668
Fox Corp., Class B	20,597	747,259
Interpublic Group of Cos., Inc. (The)	53,953	1,912,634
Liberty Broadband Corp., Class A*	3,395	444,949
Liberty Broadband Corp., Class C*	19,413	2,626,967
Liberty Media Corp.-Liberty SiriusXM, Class A*	12,445	568,861
Liberty Media Corp.-Liberty SiriusXM, Class C*	22,092	1,010,267
Loyalty Ventures, Inc.*	2,808	46,416
New York Times Co. (The), Class A	23,143	1,060,875
News Corp., Class A	54,749	1,212,691
News Corp., Class B	15,862	357,212
Nexstar Media Group, Inc., Class A	5,048	951,447
Omnicom Group, Inc.	28,548	2,423,154
Paramount Global, Class A(x)	1,458	58,918
Paramount Global, Class B	80,267	3,034,895
Sirius XM Holdings, Inc.(x)	117,579	778,373

		22,278,713

Total Communication Services		44,176,940

Consumer Discretionary (8.3%)
Auto Components (0.8%)
Aptiv plc*	30,356	3,633,917
BorgWarner, Inc.	99,857	3,884,437
Gentex Corp.	140,916	4,110,520
Lear Corp.	8,262	1,178,078
QuantumScape Corp.(x)*	9,831	196,522
Visteon Corp.*	26,554	2,897,838

		15,901,312

Automobiles (0.1%)
Harley-Davidson, Inc.	21,595	850,843
Thor Industries, Inc.(x)	4,406	346,752

		1,197,595

Distributors (0.2%)
Genuine Parts Co.	19,173	2,416,181
LKQ Corp.	37,443	1,700,287

		4,116,468

Diversified Consumer Services (0.3%)
Bright Horizons Family Solutions, Inc.*	1,774	235,392
Chegg, Inc.*	4,011	145,519
Frontdoor, Inc.*	4,025	120,146
Grand Canyon Education, Inc.*	5,270	511,770
H&R Block, Inc.	87,595	2,280,974
Mister Car Wash, Inc.(x)*	1,685	24,921
Service Corp. International	22,376	1,472,788
Terminix Global Holdings, Inc.*	16,539	754,675

		5,546,185

Hotels, Restaurants & Leisure (2.8%)
Aramark	32,333	1,215,721
Bloomin’ Brands, Inc.	76,381	1,675,799
Boyd Gaming Corp.	9,040	594,651
Caesars Entertainment, Inc.*	10,782	834,096
Carnival Corp.*	119,004	2,406,261
Darden Restaurants, Inc.	5,619	747,046
Denny’s Corp.*	198,506	2,840,621
Domino’s Pizza, Inc.	1,636	665,868
Hilton Worldwide Holdings, Inc.*	12,449	1,889,011
Hyatt Hotels Corp., Class A*	6,807	649,728
Marriott Vacations Worldwide Corp.	5,685	896,524
MGM Resorts International	52,055	2,183,187
Norwegian Cruise Line Holdings Ltd.(x)*	51,877	1,135,069
Penn National Gaming, Inc.*	21,052	893,026
Planet Fitness, Inc., Class A*	3,489	294,751
Red Rock Resorts, Inc., Class A	280,636	13,627,684
Royal Caribbean Cruises Ltd.*	30,171	2,527,726
Six Flags Entertainment Corp.*	97,321	4,233,463
Travel + Leisure Co.	4,097	237,380
Vail Resorts, Inc.	17,473	4,547,698
Wyndham Hotels & Resorts, Inc.	41,568	3,520,394
Yum China Holdings, Inc.	54,379	2,258,904
Yum! Brands, Inc.	36,520	4,328,716

		54,203,324

Household Durables (1.0%)
DR Horton, Inc.	26,547	1,978,017
Garmin Ltd.	20,840	2,471,832
Leggett & Platt, Inc.	18,843	655,736
Lennar Corp., Class A	35,476	2,879,587
Lennar Corp., Class B	1,954	133,556
Mohawk Industries, Inc.*	7,526	934,729
Newell Brands, Inc.	51,631	1,105,420
NVR, Inc.*	1,693	7,563,088
PulteGroup, Inc.	23,847	999,189
Toll Brothers, Inc.	8,840	415,657
TopBuild Corp.*	860	155,996
Whirlpool Corp.	7,908	1,366,344

		20,659,151

Internet & Direct Marketing Retail (0.1%)
DoorDash, Inc., Class A*	2,487	291,452
Qurate Retail, Inc., Class A	53,189	253,180
Wayfair, Inc., Class A(x)*	4,630	512,911

		1,057,543

Leisure Products (0.4%)
Brunswick Corp.	9,451	764,491
Hasbro, Inc.	17,605	1,442,202
Hayward Holdings, Inc.*	6,979	115,991
Polaris, Inc.(x)	45,054	4,745,087

		7,067,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.3%)
Dollar Tree, Inc.*	30,656	$4,909,558
Kohl’s Corp.	19,043	1,151,340
Nordstrom, Inc.(x)	2,569	69,646
Ollie’s Bargain Outlet Holdings, Inc.*	8,418	361,637

		6,492,181

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	19,588	4,053,932
AutoNation, Inc.*	5,569	554,561
AutoZone, Inc.*	2,234	4,567,592
Bath & Body Works, Inc.	13,596	649,889
Best Buy Co., Inc.	25,506	2,318,495
Burlington Stores, Inc.*	570	103,837
CarMax, Inc.*	20,520	1,979,770
Dick’s Sporting Goods, Inc.(x)	8,316	831,766
Foot Locker, Inc.	11,984	355,445
Gap, Inc. (The)	28,150	396,352
Leslie’s, Inc.*	3,311	64,101
Lithia Motors, Inc.	3,673	1,102,341
O’Reilly Automotive, Inc.*	6,417	4,395,388
Penske Automotive Group, Inc.	4,176	391,375
Petco Health & Wellness Co., Inc.(x)*	7,450	145,797
Victoria’s Secret & Co.*	4,416	226,806
Vroom, Inc.*	12,783	34,003
Williams-Sonoma, Inc.	2,295	332,775

		22,504,225

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	19,756	1,015,261
Carter’s, Inc.	5,517	507,509
Columbia Sportswear Co.	39,495	3,575,482
Deckers Outdoor Corp.*	3,222	882,087
Hanesbrands, Inc.	401,999	5,985,765
PVH Corp.	9,669	740,742
Ralph Lauren Corp.	6,259	710,021
Skechers USA, Inc., Class A*	15,897	647,962
Steven Madden Ltd.	69,614	2,689,885
Tapestry, Inc.	32,783	1,217,888
Under Armour, Inc., Class A*	25,688	437,209
Under Armour, Inc., Class C*	27,830	433,035
VF Corp.	15,773	896,853
Wolverine World Wide, Inc.	182,598	4,119,411

		23,859,110

Total Consumer Discretionary		162,604,865

Consumer Staples (4.1%)
Beverages (0.2%)
Brown-Forman Corp., Class A	3,421	214,634
Brown-Forman Corp., Class B	12,725	852,829
Molson Coors Beverage Co., Class B	24,967	1,332,739

		2,400,202

Food & Staples Retailing (0.7%)
Albertsons Cos., Inc., Class A	22,397	744,700
Casey’s General Stores, Inc.	5,073	1,005,317
Grocery Outlet Holding Corp.*	11,786	386,345
Kroger Co. (The)	100,827	5,784,445
US Foods Holding Corp.*	156,884	5,903,545

		13,824,352

Food Products (2.8%)
Archer-Daniels-Midland Co.	77,015	6,951,374
Beyond Meat, Inc.(x)*	1,044	50,436
Bunge Ltd.	18,914	2,095,860
Cal-Maine Foods, Inc.(x)	182,544	10,080,080
Campbell Soup Co.	26,777	1,193,451
Conagra Brands, Inc.	64,494	2,165,063
Darling Ingredients, Inc.*	21,052	1,692,160
Flowers Foods, Inc.	103,646	2,664,739
Hain Celestial Group, Inc. (The)*	12,069	415,174
Hershey Co. (The)	2,903	628,877
Hormel Foods Corp.	38,936	2,006,761
Ingredion, Inc.	9,179	799,950
J M Smucker Co. (The)	14,442	1,955,591
Kellogg Co.	19,181	1,236,983
Lamb Weston Holdings, Inc.	14,208	851,201
Lancaster Colony Corp.	21,094	3,146,170
McCormick & Co., Inc. (Non-Voting)	34,350	3,428,130
Pilgrim’s Pride Corp.*	4,071	102,182
Post Holdings, Inc.*	117,086	8,109,376
Seaboard Corp.	39	164,014
Sovos Brands, Inc.*	129,523	1,836,636
Tyson Foods, Inc., Class A	39,543	3,544,239

		55,118,447

Household Products (0.2%)
Church & Dwight Co., Inc.	31,620	3,142,396
Clorox Co. (The)	3,277	455,601
Reynolds Consumer Products, Inc.	8,007	234,925
Spectrum Brands Holdings, Inc.	5,520	489,735

		4,322,657

Personal Products (0.2%)
BellRing Brands, Inc.*	138,242	3,190,625
Coty, Inc., Class A*	49,037	440,843
Herbalife Nutrition Ltd.*	11,779	357,610
Olaplex Holdings, Inc.*	9,165	143,249

		4,132,327

Total Consumer Staples		79,797,985

Energy (4.8%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	101,475	3,694,705
Halliburton Co.	115,536	4,375,348
NOV, Inc.	53,618	1,051,449

		9,121,502

Oil, Gas & Consumable Fuels (4.4%)
Antero Midstream Corp.	46,503	505,488
APA Corp.	49,897	2,062,243
Civitas Resources, Inc.	31,096	1,856,742
Continental Resources, Inc.(x)	7,940	486,960
Coterra Energy, Inc.	549,202	14,811,978
Delek US Holdings, Inc.*	72,874	1,546,386
Devon Energy Corp.	92,821	5,488,506
Diamondback Energy, Inc.	30,108	4,127,205
DT Midstream, Inc.	13,013	706,085
EQT Corp.	42,616	1,466,417
Hess Corp.	35,586	3,809,125
HF Sinclair Corp.*	20,914	833,423
Marathon Oil Corp.	307,263	7,715,374
Marathon Petroleum Corp.	85,060	7,272,630
Occidental Petroleum Corp.	101,586	5,763,990
ONEOK, Inc.	61,080	4,314,080
Phillips 66	64,693	5,588,828
Pioneer Natural Resources Co.	16,464	4,116,494
Targa Resources Corp.	31,015	2,340,702
Valero Energy Corp.	56,222	5,708,782
Williams Cos., Inc. (The)	167,394	5,592,634

		86,114,072

Total Energy		95,235,574

Financials (15.8%)
Banks (6.5%)
Ameris Bancorp	69,257	3,038,997
Atlantic Union Bankshares Corp.	89,119	3,269,776
Bank of Hawaii Corp.	5,268	442,091
Bank OZK	161,409	6,892,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
BankUnited, Inc.	144,769	$6,364,045
BOK Financial Corp.	75,504	7,093,601
Cadence Bank	209,443	6,128,302
Citizens Financial Group, Inc.	48,138	2,182,096
Comerica, Inc.	18,040	1,631,357
Commerce Bancshares, Inc.	14,974	1,071,989
Cullen/Frost Bankers, Inc.	8,016	1,109,495
East West Bancorp, Inc.	19,424	1,534,884
Fifth Third Bancorp	94,457	4,065,429
First Citizens BancShares, Inc., Class A	1,671	1,112,218
First Hawaiian, Inc.	17,500	488,075
First Horizon Corp.	73,234	1,720,267
First Interstate BancSystem, Inc., Class A	110,706	4,070,660
First Republic Bank	49,593	8,039,025
FNB Corp.	47,138	586,868
Huntington Bancshares, Inc.	197,697	2,890,330
KeyCorp	127,754	2,859,135
Live Oak Bancshares, Inc.	27,803	1,414,895
M&T Bank Corp.	17,660	2,993,370
PacWest Bancorp	15,663	675,545
People’s United Financial, Inc.	58,750	1,174,412
Pinnacle Financial Partners, Inc.	10,425	959,934
Popular, Inc.	10,897	890,721
Prosperity Bancshares, Inc.	12,193	845,950
Regions Financial Corp.	132,354	2,946,200
Signature Bank	8,460	2,482,925
SouthState Corp.	46,490	3,793,119
SVB Financial Group*	17,746	9,928,000
Synovus Financial Corp.	102,876	5,040,924
Triumph Bancorp, Inc.*	20,224	1,901,460
Umpqua Holdings Corp.	30,210	569,761
Webster Financial Corp.	267,795	15,028,655
Western Alliance Bancorp	57,781	4,785,422
Wintrust Financial Corp.	7,798	724,668
Zions Bancorp NA	83,342	5,463,902

		128,210,667

Capital Markets (1.9%)
Affiliated Managers Group, Inc.	5,733	808,066
Ameriprise Financial, Inc.	6,791	2,039,745
Ares Management Corp.	2,463	200,070
Carlyle Group, Inc. (The)	22,782	1,114,268
Cboe Global Markets, Inc.	14,638	1,674,880
Evercore, Inc., Class A	5,283	588,104
FactSet Research Systems, Inc.	709	307,812
Franklin Resources, Inc.	39,729	1,109,234
Interactive Brokers Group, Inc., Class A	11,365	749,067
Invesco Ltd.	46,891	1,081,306
Janus Henderson Group plc	23,786	832,986
Jefferies Financial Group, Inc.	29,118	956,526
KKR & Co., Inc.	76,591	4,478,276
Lazard Ltd., Class A	13,714	473,133
Morningstar, Inc.	326	89,053
MSCI, Inc.	3,152	1,585,078
Nasdaq, Inc.	16,017	2,854,229
Northern Trust Corp.	28,263	3,291,226
Raymond James Financial, Inc.	24,122	2,651,249
SEI Investments Co.	15,049	906,100
State Street Corp.	50,255	4,378,216
Stifel Financial Corp.	13,785	936,002
T. Rowe Price Group, Inc.	21,002	3,175,292
Tradeweb Markets, Inc., Class A	14,436	1,268,491
Virtu Financial, Inc., Class A	12,521	466,032

		38,014,441

Consumer Finance (0.6%)
Ally Financial, Inc.	46,565	2,024,646
Credit Acceptance Corp.(x)*	1,001	550,920
Discover Financial Services	17,861	1,968,104
OneMain Holdings, Inc.	15,072	714,563
PROG Holdings, Inc.*	111,132	3,197,268
SLM Corp.	38,361	704,308
Synchrony Financial	58,307	2,029,667

		11,189,476

Diversified Financial Services (0.4%)
Apollo Global Management, Inc.(x)	18,225	1,129,768
Equitable Holdings, Inc.‡	48,302	1,493,015
Voya Financial, Inc.(x)	84,070	5,578,044

		8,200,827

Insurance (5.8%)
Aegon NV (Registered) (NYRS)(x)	1,099,458	5,816,133
Aflac, Inc.	88,868	5,722,210
Alleghany Corp.*	19,235	16,292,045
American Financial Group, Inc.	9,307	1,355,285
Arch Capital Group Ltd.*	38,947	1,885,814
Arthur J Gallagher & Co.	28,203	4,924,244
Assurant, Inc.	28,672	5,213,430
Assured Guaranty Ltd.	8,982	571,794
Axis Capital Holdings Ltd.	10,961	662,812
Brighthouse Financial, Inc.*	73,571	3,800,678
Brown & Brown, Inc.	53,141	3,840,500
Cincinnati Financial Corp.	20,622	2,803,767
CNA Financial Corp.	4,172	202,843
Enstar Group Ltd.*	11,822	3,087,315
Erie Indemnity Co., Class A	1,156	203,606
Everest Re Group Ltd.	4,086	1,231,439
Fidelity National Financial, Inc.	37,543	1,833,600
First American Financial Corp.	14,631	948,381
Globe Life, Inc.	13,783	1,386,570
GoHealth, Inc., Class A(x)*	1,015	1,198
Hanover Insurance Group, Inc. (The)	37,962	5,676,078
Hartford Financial Services Group, Inc. (The)	46,122	3,312,021
James River Group Holdings Ltd.	32,016	792,076
Kemper Corp.	64,707	3,658,534
Lancashire Holdings Ltd.	359,238	2,023,898
Lemonade, Inc.(x)*	4,653	122,700
Lincoln National Corp.	20,993	1,372,102
Loews Corp.	88,308	5,724,124
Markel Corp.*	1,571	2,317,602
Mercury General Corp.	3,649	200,695
Old Republic International Corp.	38,093	985,466
Primerica, Inc.	5,513	754,289
Principal Financial Group, Inc.	35,580	2,611,928
ProAssurance Corp.	140,809	3,784,946
Prudential Financial, Inc.	52,361	6,187,499
Reinsurance Group of America, Inc.	9,057	991,379
RenaissanceRe Holdings Ltd.	30,008	4,756,568
Unum Group	28,047	883,761
W R Berkley Corp.	28,501	1,897,882
White Mountains Insurance Group Ltd.	402	456,768
Willis Towers Watson plc	17,210	4,065,346

		114,359,326

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	71,536	937,122
Annaly Capital Management, Inc. (REIT)	194,824	1,371,561
New Residential Investment Corp. (REIT)	60,384	663,016
Starwood Property Trust, Inc. (REIT)	39,916	964,770

		3,936,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.4%)
MGIC Investment Corp.	43,221	$585,644
Mr Cooper Group, Inc.*	134,302	6,133,572
New York Community Bancorp, Inc.	62,772	672,916
TFS Financial Corp.	5,708	94,753
UWM Holdings Corp.(x)	7,807	35,366

		7,522,251

Total Financials		311,433,457

Health Care (5.6%)
Biotechnology (0.4%)
BioMarin Pharmaceutical, Inc.*	25,108	1,935,827
Exact Sciences Corp.*	1,896	132,568
Exelixis, Inc.*	6,600	149,622
Horizon Therapeutics plc*	24,430	2,570,280
Incyte Corp.*	3,877	307,912
Ionis Pharmaceuticals, Inc.*	1,640	60,746
Iovance Biotherapeutics, Inc.*	14,965	249,167
Mirati Therapeutics, Inc.*	965	79,342
Natera, Inc.*	696	28,313
Sage Therapeutics, Inc.*	6,981	231,071
Seagen, Inc.*	2,101	302,649
Ultragenyx Pharmaceutical, Inc.*	2,443	177,411
United Therapeutics Corp.*	6,048	1,085,072

		7,309,980

Health Care Equipment & Supplies (1.7%)
Avanos Medical, Inc.*	83,352	2,792,292
Boston Scientific Corp.*	34,390	1,523,133
Cooper Cos., Inc. (The)	6,663	2,782,402
Dentsply Sirona, Inc.	29,913	1,472,318
Envista Holdings Corp.*	21,856	1,064,606
Figs, Inc., Class A(x)*	7,795	167,748
Globus Medical, Inc., Class A*	10,170	750,343
Haemonetics Corp.*	48,734	3,080,963
Hologic, Inc.*	34,118	2,620,945
ICU Medical, Inc.*	2,813	626,286
Integer Holdings Corp.*	21,929	1,766,819
Integra LifeSciences Holdings Corp.*	85,979	5,525,011
Masimo Corp.*	1,923	279,873
Quidel Corp.*	5,036	566,349
ResMed, Inc.	1,907	462,467
STERIS plc	10,139	2,451,306
Tandem Diabetes Care, Inc.*	542	63,029
Teleflex, Inc.	5,293	1,878,115
Zimmer Biomet Holdings, Inc.	28,742	3,676,102
Zimvie, Inc.(x)*	2,874	65,642

		33,615,749

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	58,424	3,828,525
agilon health, Inc.*	631	15,996
Amedisys, Inc.*	551	94,932
AmerisourceBergen Corp.	20,445	3,163,046
Cardinal Health, Inc.	15,572	882,932
Chemed Corp.	1,555	787,685
DaVita, Inc.*	2,586	292,502
Encompass Health Corp.	94,759	6,738,313
Henry Schein, Inc.*	19,406	1,692,009
Laboratory Corp. of America Holdings*	12,842	3,385,922
McKesson Corp.	17,716	5,423,399
Molina Healthcare, Inc.*	22,533	7,516,783
Oak Street Health, Inc.(x)*	1,474	39,621
Premier, Inc., Class A	15,941	567,340
Quest Diagnostics, Inc.	16,785	2,297,195
Signify Health, Inc., Class A(x)*	9,060	164,439
Universal Health Services, Inc., Class B	9,785	1,418,336

		38,308,975

Health Care Technology (0.3%)
Cerner Corp.	40,310	3,771,404
Certara, Inc.*	6,376	136,956
Change Healthcare, Inc.*	33,678	734,180
Definitive Healthcare Corp.*	2,561	63,129
Teladoc Health, Inc.(x)*	20,794	1,499,871

		6,205,540

Life Sciences Tools & Services (0.8%)
Adaptive Biotechnologies Corp.*	1,756	24,373
Agilent Technologies, Inc.	4,191	554,595
Bio-Rad Laboratories, Inc., Class A*	2,920	1,644,632
Charles River Laboratories International, Inc.*	465	132,046
IQVIA Holdings, Inc.*	13,288	3,072,318
PerkinElmer, Inc.	17,362	3,028,975
QIAGEN NV*	31,241	1,530,809
Repligen Corp.*	470	88,402
Syneos Health, Inc.*	65,569	5,307,811
Waters Corp.*	636	197,408

		15,581,369

Pharmaceuticals (0.5%)
Catalent, Inc.*	17,916	1,986,884
Elanco Animal Health, Inc.*	61,271	1,598,560
Jazz Pharmaceuticals plc*	8,247	1,283,811
Nektar Therapeutics*	23,884	128,735
Organon & Co.	34,806	1,215,774
Perrigo Co. plc	18,778	721,639
Royalty Pharma plc, Class A	17,895	697,189
Viatris, Inc.	166,381	1,810,225

		9,442,817

Total Health Care		110,464,430

Industrials (13.7%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	3,373	181,670
Curtiss-Wright Corp.	25,975	3,900,406
HEICO Corp.	4,171	640,415
HEICO Corp., Class A	7,392	937,528
Hexcel Corp.	11,499	683,846
Howmet Aerospace, Inc.	190,929	6,861,988
Huntington Ingalls Industries, Inc.	5,372	1,071,392
Mercury Systems, Inc.*	7,607	490,271
Spirit AeroSystems Holdings, Inc., Class A	102,292	5,001,056
Textron, Inc.	30,330	2,255,945
TransDigm Group, Inc.*	5,147	3,353,476
Virgin Galactic Holdings, Inc.(x)*	2,180	21,538
Woodward, Inc.	8,502	1,061,985

		26,461,516

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	14,264	1,536,376
Expeditors International of Washington, Inc.	6,438	664,144
GXO Logistics, Inc.*	1,956	139,541

		2,340,061

Airlines (1.1%)
Alaska Air Group, Inc.*	62,640	3,633,747
Allegiant Travel Co.*	34,201	5,553,900
American Airlines Group, Inc.*	89,132	1,626,659
Copa Holdings SA, Class A*	4,337	362,747
JetBlue Airways Corp.*	247,122	3,694,474
Southwest Airlines Co.*	81,334	3,725,097
United Airlines Holdings, Inc.*	44,503	2,063,159

		20,659,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (1.2%)
A O Smith Corp.	17,771	$1,135,389
Allegion plc	2,961	325,058
Armstrong World Industries, Inc.	3,286	295,773
AZEK Co., Inc. (The)*	7,351	182,599
Builders FirstSource, Inc.*	99,042	6,392,171
Carlisle Cos., Inc.	4,362	1,072,703
Carrier Global Corp.	62,811	2,881,140
Fortune Brands Home & Security, Inc.	13,844	1,028,332
JELD-WEN Holding, Inc.*	98,963	2,006,970
Lennox International, Inc.	4,617	1,190,540
Masco Corp.	32,977	1,681,827
Owens Corning	13,772	1,260,138
PGT Innovations, Inc.*	66,434	1,194,483
Trane Technologies plc	16,491	2,518,176

		23,165,299

Commercial Services & Supplies (0.8%)
ADT, Inc.	23,937	181,682
Cintas Corp.	756	321,595
Clean Harbors, Inc.*	57,973	6,472,106
Driven Brands Holdings, Inc.*	7,726	203,039
MSA Safety, Inc.	3,666	486,478
Republic Services, Inc.	28,928	3,832,960
Rollins, Inc.	2,382	83,489
Stericycle, Inc.*	79,310	4,672,945

		16,254,294

Construction & Engineering (0.4%)
AECOM	18,385	1,412,152
Fluor Corp.*	68,897	1,976,655
MasTec, Inc.*	7,958	693,142
MDU Resources Group, Inc.	28,133	749,744
Quanta Services, Inc.	19,475	2,563,105
Valmont Industries, Inc.	2,931	699,336

		8,094,134

Electrical Equipment (1.2%)
Acuity Brands, Inc.	4,799	908,451
AMETEK, Inc.	31,743	4,227,533
ChargePoint Holdings, Inc.(x)*	31,491	626,041
Fluence Energy, Inc.(x)*	2,823	37,010
Hubbell, Inc.	7,451	1,369,270
nVent Electric plc	23,481	816,669
Regal Rexnord Corp.	31,530	4,691,033
Rockwell Automation, Inc.	6,281	1,758,868
Sensata Technologies Holding plc*	160,776	8,175,460
Shoals Technologies Group, Inc., Class A*	13,502	230,074
Sunrun, Inc.*	28,373	861,688

		23,702,097

Machinery (4.4%)
AGCO Corp.	7,619	1,112,603
Allison Transmission Holdings, Inc.	3,757	147,500
Colfax Corp.*	408,300	16,246,257
Crane Co.	6,787	734,896
Cummins, Inc.	19,759	4,052,769
Donaldson Co., Inc.	14,768	766,902
Dover Corp.	19,756	3,099,716
Energy Recovery, Inc.*	115,367	2,323,491
Flowserve Corp.	17,792	638,733
Fortive Corp.	44,980	2,740,631
Gates Industrial Corp. plc*	394,763	5,945,131
Graco, Inc.	8,534	594,991
IDEX Corp.	10,453	2,004,154
Ingersoll Rand, Inc.	117,486	5,915,420
ITT, Inc.	12,120	911,545
John Bean Technologies Corp.	24,414	2,892,327
Kennametal, Inc.	98,834	2,827,641
Middleby Corp. (The)*	30,551	5,008,531
Nordson Corp.	6,624	1,504,178
Oshkosh Corp.	9,076	913,499
Otis Worldwide Corp.	58,579	4,507,654
PACCAR, Inc.	46,917	4,131,980
Parker-Hannifin Corp.	14,772	4,191,703
Pentair plc	22,755	1,233,549
Snap-on, Inc.	7,207	1,480,894
SPX FLOW, Inc.	36,429	3,140,908
Stanley Black & Decker, Inc.	22,222	3,106,413
Timken Co. (The)	8,777	532,764
Toro Co. (The)	859	73,436
Westinghouse Air Brake Technologies Corp.	24,676	2,373,091
Xylem, Inc.	8,216	700,496

		85,853,803

Marine (0.3%)
Kirby Corp.*	94,207	6,800,803

Professional Services (1.1%)
CACI International, Inc., Class A*	3,258	981,505
Clarivate plc*	64,154	1,075,221
CoStar Group, Inc.*	12,243	815,506
Dun & Bradstreet Holdings, Inc.*	21,985	385,177
Equifax, Inc.	10,308	2,444,027
FTI Consulting, Inc.*	4,519	710,477
Jacobs Engineering Group, Inc.	17,790	2,451,640
Legalzoom.com, Inc.(x)*	5,316	75,168
Leidos Holdings, Inc.	68,840	7,436,097
ManpowerGroup, Inc.	7,459	700,549
Nielsen Holdings plc	49,198	1,340,154
Robert Half International, Inc.	1,969	224,820
Science Applications International Corp.	7,815	720,309
TransUnion	8,353	863,199
Verisk Analytics, Inc.	7,933	1,702,660

		21,926,509

Road & Rail (0.3%)
AMERCO	1,257	750,354
JB Hunt Transport Services, Inc.	1,385	278,094
Knight-Swift Transportation Holdings, Inc.	59,410	2,997,829
Landstar System, Inc.	639	96,380
Old Dominion Freight Line, Inc.	1,112	332,132
Ryder System, Inc.	7,184	569,907
Schneider National, Inc., Class B	6,449	164,449
TuSimple Holdings, Inc., Class A(x)*	16,486	201,129
XPO Logistics, Inc.*	1,952	142,106

		5,532,380

Trading Companies & Distributors (1.5%)
AerCap Holdings NV*	98,635	4,959,368
Air Lease Corp.	15,209	679,082
Core & Main, Inc., Class A*	3,758	90,906
Fastenal Co.	9,028	536,263
MSC Industrial Direct Co., Inc., Class A	6,279	535,034
SiteOne Landscape Supply, Inc.*	2,810	454,349
United Rentals, Inc.*	6,501	2,309,220
Univar Solutions, Inc.*	22,854	734,528
Watsco, Inc.	4,488	1,367,224
WESCO International, Inc.*	128,964	16,783,375
WW Grainger, Inc.	1,095	564,790

		29,014,139

Total Industrials		269,804,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (6.5%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	3,532	$490,877
Ciena Corp.*	21,219	1,286,508
F5, Inc.*	29,589	6,182,622
Juniper Networks, Inc.	43,671	1,622,814
Lumentum Holdings, Inc.*	72,534	7,079,319
Motorola Solutions, Inc.	22,881	5,541,778
Ubiquiti, Inc.	108	31,445
Viasat, Inc.*	9,922	484,194

		22,719,557

Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	23,237	1,750,908
Arrow Electronics, Inc.*	9,275	1,100,293
Avnet, Inc.	13,468	546,666
Coherent, Inc.*	373	101,963
Corning, Inc.	69,359	2,560,041
II-VI, Inc.*	48,255	3,498,005
IPG Photonics Corp.*	4,674	513,018
Jabil, Inc.	3,959	244,389
Keysight Technologies, Inc.*	14,094	2,226,429
Littelfuse, Inc.	3,246	809,585
National Instruments Corp.	18,738	760,575
Sanmina Corp.*	88,078	3,560,113
TD SYNNEX Corp.	5,817	600,373
Teledyne Technologies, Inc.*	6,325	2,989,385
Trimble, Inc.*	34,474	2,486,954
Vontier Corp.	10,651	270,429

		24,019,126

IT Services (1.4%)
Akamai Technologies, Inc.*	22,130	2,642,101
Alliance Data Systems Corp.	6,531	366,716
Amdocs Ltd.	16,950	1,393,460
Broadridge Financial Solutions, Inc.	10,357	1,612,688
Cloudflare, Inc., Class A*	2,122	254,003
Concentrix Corp.	5,911	984,536
DXC Technology Co.*	33,591	1,096,074
Euronet Worldwide, Inc.*	2,176	283,206
Fastly, Inc., Class A*	14,734	256,077
FleetCor Technologies, Inc.*	21,740	5,414,564
Genpact Ltd.	23,764	1,033,972
GoDaddy, Inc., Class A*	20,750	1,736,775
Jack Henry & Associates, Inc.	7,347	1,447,726
Paychex, Inc.	5,799	791,390
Paysafe Ltd.(x)*	49,443	167,612
SolarWinds Corp.	5,168	68,786
StoneCo Ltd., Class A*	2,260	26,442
Thoughtworks Holding, Inc.*	3,938	81,950
VeriSign, Inc.*	13,389	2,978,517
Western Union Co. (The)	40,723	763,149
WEX, Inc.*	2,000	356,900
WNS Holdings Ltd. (ADR)*	50,779	4,341,097

		28,097,741

Semiconductors & Semiconductor Equipment (1.3%)
Azenta, Inc.	1,537	127,387
Cirrus Logic, Inc.*	47,664	4,041,431
First Solar, Inc.*	14,841	1,242,785
GLOBALFOUNDRIES, Inc.(x)*	3,493	218,033
Marvell Technology, Inc.	116,315	8,340,949
Microchip Technology, Inc.	11,832	889,056
MKS Instruments, Inc.	27,460	4,119,000
ON Semiconductor Corp.*	26,752	1,674,943
Qorvo, Inc.*	14,915	1,850,951
Skyworks Solutions, Inc.	11,989	1,597,894
Wolfspeed, Inc.*	15,873	1,807,300

		25,909,729

Software (0.9%)
ANSYS, Inc.*	7,003	2,224,503
Black Knight, Inc.*	20,875	1,210,541
C3.ai, Inc., Class A(x)*	6,126	139,060
CDK Global, Inc.	13,637	663,849
Ceridian HCM Holding, Inc.*	18,001	1,230,548
Citrix Systems, Inc.	10,838	1,093,554
Datto Holding Corp.(x)*	3,529	94,295
Dolby Laboratories, Inc., Class A	8,856	692,716
Duck Creek Technologies, Inc.*	9,127	201,889
Dynatrace, Inc.*	1,543	72,675
Guidewire Software, Inc.*	11,470	1,085,291
Informatica, Inc., Class A*	1,312	25,899
Jamf Holding Corp.(x)*	1,198	41,702
Mandiant Corp.*	22,867	510,163
Manhattan Associates, Inc.*	3,950	547,905
N-able, Inc.*	4,758	43,298
NCR Corp.*	11,683	469,540
NortonLifeLock, Inc.	55,608	1,474,724
Paycor HCM, Inc.*	2,125	61,859
Pegasystems, Inc.	338	27,260
Procore Technologies, Inc.*	2,335	135,337
SS&C Technologies Holdings, Inc.	30,850	2,314,367
Synopsys, Inc.*	7,646	2,548,183
Teradata Corp.*	2,353	115,979
Tyler Technologies, Inc.*	722	321,211

		17,346,348

Technology Hardware, Storage & Peripherals (0.5%)
Hewlett Packard Enterprise Co.	178,987	2,990,873
HP, Inc.	97,568	3,541,718
NetApp, Inc.	10,570	877,310
Pure Storage, Inc., Class A*	2,526	89,193
Western Digital Corp.*	42,966	2,133,262
Xerox Holdings Corp.	17,473	352,430

		9,984,786

Total Information Technology		128,077,287

Materials (5.0%)
Chemicals (2.6%)
Albemarle Corp.	16,002	3,538,842
Ashland Global Holdings, Inc.	74,372	7,318,948
Axalta Coating Systems Ltd.*	23,368	574,385
Celanese Corp.	33,534	4,791,003
CF Industries Holdings, Inc.	29,433	3,033,365
Chemours Co. (The)	10,847	341,464
Corteva, Inc.	100,501	5,776,797
Diversey Holdings Ltd.*	1,789	13,543
Eastman Chemical Co.	18,433	2,065,602
Element Solutions, Inc.	32,727	716,721
FMC Corp.	37,510	4,935,191
Huntsman Corp.	28,410	1,065,659
International Flavors & Fragrances, Inc.	35,078	4,606,794
LyondellBasell Industries NV, Class A	31,418	3,230,399
Mosaic Co. (The)	51,088	3,397,352
NewMarket Corp.	897	290,969
Olin Corp.	18,125	947,575
PPG Industries, Inc.	18,839	2,469,228
RPM International, Inc.	7,126	580,341
Valvoline, Inc.	24,715	780,005
Westlake Corp.	3,650	450,410

		50,924,593

Construction Materials (0.4%)
Eagle Materials, Inc.	5,332	684,416
Martin Marietta Materials, Inc.	8,561	3,295,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.	18,203	$3,343,891

		7,323,350

Containers & Packaging (1.0%)
Amcor plc	208,600	2,363,438
AptarGroup, Inc.	8,973	1,054,328
Ardagh Group SA(r)(x)	2,942	49,440
Ardagh Metal Packaging SA*	7,780	63,251
Avery Dennison Corp.	5,270	916,822
Ball Corp.	31,058	2,795,220
Berry Global Group, Inc.*	18,538	1,074,462
Crown Holdings, Inc.	14,841	1,856,461
Graphic Packaging Holding Co.	27,033	541,741
International Paper Co.	53,264	2,458,134
Packaging Corp. of America	12,902	2,014,131
Sealed Air Corp.	9,296	622,460
Silgan Holdings, Inc.	11,204	517,961
Sonoco Products Co.	13,819	864,517
Westrock Co.	35,687	1,678,360

		18,870,726

Metals & Mining (1.0%)
Alcoa Corp.	25,314	2,279,019
Cleveland-Cliffs, Inc.*	61,522	1,981,624
Nucor Corp.	37,563	5,583,740
Reliance Steel & Aluminum Co.	35,795	6,563,013
Royal Gold, Inc.	8,914	1,259,370
Steel Dynamics, Inc.	21,095	1,759,956
United States Steel Corp.	35,663	1,345,922

		20,772,644

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	11,020	684,562
Sylvamo Corp.*	5,098	169,662

		854,224

Total Materials		98,745,537

Real Estate (8.6%)
Equity Real Estate Investment Trusts (REITs) (8.2%)
Alexandria Real Estate Equities, Inc. (REIT)	22,962	4,621,103
American Assets Trust, Inc. (REIT)	44,883	1,700,617
American Campus Communities, Inc. (REIT)	79,610	4,455,772
American Homes 4 Rent (REIT), Class A	40,587	1,624,698
Americold Realty Trust (REIT)	132,311	3,688,831
Apartment Income REIT Corp. (REIT)	21,927	1,172,217
AvalonBay Communities, Inc. (REIT)	19,193	4,766,965
Boston Properties, Inc. (REIT)	21,491	2,768,041
Brixmor Property Group, Inc. (REIT)	41,000	1,058,210
Camden Property Trust (REIT)	13,606	2,261,317
Cousins Properties, Inc. (REIT)	20,643	831,706
CubeSmart (REIT)	222,383	11,570,587
Douglas Emmett, Inc. (REIT)	116,283	3,886,178
Duke Realty Corp. (REIT)	52,332	3,038,396
EPR Properties (REIT)	10,518	575,440
Equity LifeStyle Properties, Inc. (REIT)	11,677	893,057
Equity Residential (REIT)	50,743	4,562,811
Essential Properties Realty Trust, Inc. (REIT)	140,631	3,557,964
Essex Property Trust, Inc. (REIT)	8,921	3,082,027
Extra Space Storage, Inc. (REIT)	16,447	3,381,503
Federal Realty Investment Trust (REIT)	10,853	1,324,826
First Industrial Realty Trust, Inc. (REIT)	60,186	3,726,115
Gaming and Leisure Properties, Inc. (REIT)	143,926	6,754,447
Healthcare Trust of America, Inc. (REIT), Class A	29,945	938,476
Healthpeak Properties, Inc. (REIT)	74,212	2,547,698
Highwoods Properties, Inc. (REIT)	14,160	647,678
Host Hotels & Resorts, Inc. (REIT)	354,953	6,896,737
Hudson Pacific Properties, Inc. (REIT)	20,602	571,705
Invitation Homes, Inc. (REIT)	82,160	3,301,189
Iron Mountain, Inc. (REIT)	11,312	626,798
JBG SMITH Properties (REIT)	17,392	508,194
Kilroy Realty Corp. (REIT)	15,837	1,210,264
Kimco Realty Corp. (REIT)	79,961	1,975,037
Lamar Advertising Co. (REIT), Class A	1,346	156,378
Life Storage, Inc. (REIT)	11,212	1,574,501
Medical Properties Trust, Inc. (REIT)	81,338	1,719,485
Mid-America Apartment Communities, Inc. (REIT)	15,882	3,326,485
National Retail Properties, Inc. (REIT)	23,890	1,073,617
Omega Healthcare Investors, Inc. (REIT)	33,547	1,045,325
Orion Office REIT, Inc. (REIT)	7,934	111,076
Park Hotels & Resorts, Inc. (REIT)	32,864	641,834
Rayonier, Inc. (REIT)	147,397	6,060,965
Realty Income Corp. (REIT)	77,876	5,396,807
Regency Centers Corp. (REIT)	23,242	1,658,084
Rexford Industrial Realty, Inc. (REIT)	22,151	1,652,243
Ryman Hospitality Properties, Inc. (REIT)*	93,160	8,642,453
SBA Communications Corp. (REIT)	12,424	4,275,098
Simon Property Group, Inc. (REIT)	6,028	793,044
SL Green Realty Corp. (REIT)(x)	9,558	775,918
Spirit Realty Capital, Inc. (REIT)	17,918	824,586
STORE Capital Corp. (REIT)	33,414	976,691
Sun Communities, Inc. (REIT)	15,768	2,763,973
UDR, Inc. (REIT)	70,235	4,029,382
Ventas, Inc. (REIT)	54,858	3,388,030
VICI Properties, Inc. (REIT)	86,586	2,464,238
Vornado Realty Trust (REIT)	24,147	1,094,342
Welltower, Inc. (REIT)	59,957	5,764,266
Weyerhaeuser Co. (REIT)	103,159	3,909,726
WP Carey, Inc. (REIT)	26,058	2,106,529

		160,751,680

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	43,535	3,984,323
Howard Hughes Corp. (The)*	5,799	600,834
Jones Lang LaSalle, Inc.*	13,954	3,341,425
Opendoor Technologies, Inc.*	51,238	443,209

		8,369,791

Total Real Estate		169,121,471

Utilities (5.1%)
Electric Utilities (2.3%)
Alliant Energy Corp.	92,094	5,754,033
Avangrid, Inc.(x)	8,066	377,005
Edison International	51,343	3,599,144
Entergy Corp.	27,592	3,221,366
Evergy, Inc.	80,535	5,503,762
Eversource Energy	47,602	4,198,020
FirstEnergy Corp.	74,897	3,434,776
Hawaiian Electric Industries, Inc.	14,153	598,813
IDACORP, Inc.	6,927	799,099
NRG Energy, Inc.	18,663	715,913
OGE Energy Corp.	27,446	1,119,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PG&E Corp.*	274,300	$3,275,142
Pinnacle West Capital Corp.	15,743	1,229,528
Portland General Electric Co.	65,225	3,597,159
PPL Corp.	103,525	2,956,674
Xcel Energy, Inc.	74,138	5,350,540

		45,730,222

Gas Utilities (0.9%)
Atmos Energy Corp.	18,484	2,208,653
National Fuel Gas Co.	12,120	832,644
South Jersey Industries, Inc.	174,224	6,019,439
UGI Corp.	202,211	7,324,083

		16,384,819

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	90,925	2,339,500
Brookfield Renewable Corp.	12,757	558,757
Vistra Corp.	65,839	1,530,757

		4,429,014

Multi-Utilities (1.4%)
Ameren Corp.	35,044	3,285,726
CenterPoint Energy, Inc.	81,702	2,503,349
CMS Energy Corp.	39,793	2,783,122
Consolidated Edison, Inc.	48,747	4,615,366
DTE Energy Co.	26,568	3,512,555
NiSource, Inc.	53,915	1,714,497
Public Service Enterprise Group, Inc.	69,868	4,890,760
WEC Energy Group, Inc.	43,453	4,337,044

		27,642,419

Water Utilities (0.3%)
American Water Works Co., Inc.	25,000	4,138,250
Essential Utilities, Inc.	31,733	1,622,508

		5,760,758

Total Utilities		99,947,232

Total Common Stocks (79.8%) (Cost $1,083,406,744)		1,569,409,596

EXCHANGE TRADED FUNDS (ETF):
Equity (10.4%)
iShares Core S&P Mid-Cap ETF(x)	2,355	631,941
iShares Morningstar Mid-Cap ETF(x)	7,464	502,327
iShares Morningstar Mid-Cap Growth ETF(x)	19,480	1,252,174
iShares Morningstar Mid-Cap Value ETF(x)‡	569,811	39,254,280
iShares Russell Mid-Cap ETF(x)	6,120	477,605
iShares Russell Mid-Cap Growth ETF(x)	21,908	2,201,754
iShares Russell Mid-Cap Value ETF(x)	615,775	73,671,321
iShares S&P Mid-Cap 400 Growth ETF	5,040	389,441
iShares S&P Mid-Cap 400 Value ETF(x)	318,342	34,903,017
SPDR S&P 400 Mid Cap Value ETF(x)	72,588	5,108,743
Vanguard Mid-Cap Growth ETF(x)	6,500	1,448,265
Vanguard Mid-Cap Value ETF(x)	303,400	45,409,878

Total Exchange Traded Funds (10.4%) (Cost $73,676,154)		205,250,746

SHORT-TERM INVESTMENTS:
Investment Companies (4.8%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	4,000,000	4,000,000
JPMorgan Prime Money Market Fund, IM Shares	90,890,062	90,908,240

Total Investment Companies		94,908,240

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.5%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $5,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $15,014,738, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $15,314,927.(xx)	15,014,634	15,014,634
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $1,600,140, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $1,769,278.(xx)	1,600,000	1,600,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $7,000,368, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $7,140,001.(xx)	7,000,000	7,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $8,000,084, collateralized by various Common Stocks; total market value $8,889,623.(xx)	8,000,000	8,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $10,000,111, collateralized by various Common Stocks; total market value $11,581,883.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		48,614,634

Total Short-Term Investments (7.3%) (Cost $143,532,332)		143,522,874

Total Investments in Securities (97.5%) (Cost $1,300,615,230)		1,918,183,216
Other Assets Less Liabilities (2.5%)		49,730,781

Net Assets (100%)		$1,967,913,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $51,620,815. This was collateralized by $1,196,578 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 2/15/52 and by cash of $52,614,634 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	48,302	1,740,559	—	(152,535)	33,216	(128,225)	1,493,015	8,981	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF(x)	569,811	41,969,481	—	(3,177,835)	316,370	146,264	39,254,280	188,112	—

Total		43,710,040	—	(3,330,370)	349,586	18,039	40,747,295	197,093	—

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	446	6/2022	USD	46,080,720	61,788
S&P 500 E-Mini Index	203	6/2022	USD	45,987,113	875,461
S&P Midcap 400 E-Mini Index	341	6/2022	USD	91,701,720	135,633

					1,072,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,176,940	$—	$—	$44,176,940
Consumer Discretionary	162,604,865	—	—	162,604,865
Consumer Staples	79,797,985	—	—	79,797,985
Energy	95,235,574	—	—	95,235,574
Financials	309,409,559	2,023,898	—	311,433,457
Health Care	110,464,430	—	—	110,464,430
Industrials	269,804,818	—	—	269,804,818
Information Technology	128,077,287	—	—	128,077,287
Materials	98,696,097	—	49,440	98,745,537
Real Estate	169,121,471	—	—	169,121,471
Utilities	99,947,232	—	—	99,947,232
Exchange Traded Funds	205,250,746	—	—	205,250,746
Futures	1,072,882	—	—	1,072,882
Short-Term Investments
Investment Companies	94,908,240	—	—	94,908,240
Repurchase Agreements	—	48,614,634	—	48,614,634

Total Assets	$1,868,568,126	$50,638,532	$49,440	$1,919,256,098

Total Liabilities	$—	$—	$—	$—

Total	$1,868,568,126	$50,638,532	$49,440	$1,919,256,098

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$664,616,040
Aggregate gross unrealized depreciation	(58,358,524)

Net unrealized appreciation	$606,257,516

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,312,998,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.9%)
Diversified Telecommunication Services (2.5%)
Anterix, Inc.*	180,971	$10,478,221
Bandwidth, Inc., Class A*	4,324	140,054
Cogent Communications Holdings, Inc.	8,113	538,298
Globalstar, Inc.(x)*	102,997	151,406
IDT Corp., Class B*	2,121	72,305
Iridium Communications, Inc.*	16,950	683,424
Ooma, Inc.*	2,601	38,989
Telesat Corp.(x)*	1,351	22,291

		12,124,988

Entertainment (0.1%)
Chicken Soup For The Soul Entertainment, Inc.(x)*	467	3,731
Cinemark Holdings, Inc.*	16,835	290,909
CuriosityStream, Inc.(x)*	1,018	2,952
IMAX Corp.*	822	15,561
Liberty Media Corp.-Liberty Braves, Class A*	2,070	59,574
Liberty Media Corp.-Liberty Braves, Class C*	7,071	197,352
LiveOne, Inc.*	13,364	10,905

		580,984

Interactive Media & Services (1.5%)
Cargurus, Inc.*	18,186	772,177
Cars.com, Inc.*	1,856	26,782
Eventbrite, Inc., Class A*	14,853	219,379
EverQuote, Inc., Class A*	3,545	57,358
fuboTV, Inc.(x)*	25,460	167,272
Liberty TripAdvisor Holdings, Inc., Class A*	12,595	25,820
MediaAlpha, Inc., Class A*	3,559	58,901
Outbrain, Inc.(x)*	1,627	17,458
QuinStreet, Inc.*	9,363	108,611
Society Pass, Inc.(x)*	669	1,987
Vimeo, Inc.*	391,978	4,656,699
Yelp, Inc.*	12,483	425,795
Ziff Davis, Inc.*	8,283	801,629

		7,339,868

Media (0.8%)
AMC Networks, Inc., Class A*	2,757	112,017
Cardlytics, Inc.*	45,997	2,528,915
Clear Channel Outdoor Holdings, Inc.*	6,521	22,563
Digital Media Solutions, Inc.(x)*	730	2,657
iHeartMedia, Inc., Class A*	9,935	188,069
Integral Ad Science Holding Corp.*	2,324	32,071
Magnite, Inc.*	24,636	325,442
National CineMedia, Inc.	984	2,499
Sinclair Broadcast Group, Inc., Class A	1,505	42,170
Stagwell, Inc.*	311	2,252
TechTarget, Inc.*	4,983	405,018
Thryv Holdings, Inc.*	1,083	30,454
WideOpenWest, Inc.*	6,079	106,018

		3,800,145

Wireless Telecommunication Services (0.0%)
Gogo, Inc.(x)*	861	16,411
Shenandoah Telecommunications Co.	2,977	70,197

		86,608

Total Communication Services		23,932,593

Consumer Discretionary (16.1%)
Auto Components (0.8%)
Adient plc*	2,404	98,011
American Axle & Manufacturing Holdings, Inc.*	11,083	86,004
Dana, Inc.	14,761	259,351
Dorman Products, Inc.*	5,030	478,001
Fox Factory Holding Corp.*	8,035	787,028
Gentherm, Inc.*	6,318	461,467
LCI Industries	4,732	491,229
Modine Manufacturing Co.*	973	8,767
Patrick Industries, Inc.	4,301	259,350
Stoneridge, Inc.*	850	17,646
Tenneco, Inc., Class A*	11,828	216,689
Visteon Corp.*	5,279	576,097
XL Fleet Corp.(x)*	1,696	3,375
XPEL, Inc.(m)(x)*	3,364	176,980

		3,919,995

Automobiles (0.2%)
Arcimoto, Inc.(x)*	5,673	37,499
Canoo, Inc.(x)*	9,893	54,609
Fisker, Inc.(x)*	28,470	367,263
Lordstown Motors Corp.(x)*	3,407	11,618
Winnebago Industries, Inc.	6,128	331,096
Workhorse Group, Inc.(x)*	2,136	10,680

		812,765

Distributors (0.0%)
Funko, Inc., Class A(x)*	5,224	90,114
Greenlane Holdings, Inc., Class A*	2,186	1,224

		91,338

Diversified Consumer Services (1.3%)
2U, Inc.*	11,571	153,663
Carriage Services, Inc.	589	31,411
Duolingo, Inc.(x)*	41,406	3,938,125
European Wax Center, Inc., Class A(x)*	1,285	37,984
Houghton Mifflin Harcourt Co.*	22,730	477,557
Nerdy, Inc.(x)*	252,020	1,282,782
OneSpaWorld Holdings Ltd.*	5,273	53,785
PowerSchool Holdings, Inc., Class A*	1,535	25,343
Regis Corp.(x)*	7,654	16,226
Stride, Inc.*	238	8,646
Udemy, Inc.(x)*	545	6,791
Vivint Smart Home, Inc.*	5,060	34,206
WW International, Inc.*	3,377	34,547

		6,101,066

Hotels, Restaurants & Leisure (2.7%)
Accel Entertainment, Inc.*	10,569	128,730
Bally’s Corp.*	6,132	188,498
BJ’s Restaurants, Inc.*	4,108	116,256
Bloomin’ Brands, Inc.	16,774	368,022
Brinker International, Inc.*	8,322	317,568
Century Casinos, Inc.*	5,101	60,957
Cheesecake Factory, Inc. (The)*	8,718	346,889
Chuy’s Holdings, Inc.*	1,663	44,901
Cracker Barrel Old Country Store, Inc.	4,488	532,860
Dave & Buster’s Entertainment, Inc.*	3,852	189,133
Denny’s Corp.*	9,030	129,219
Dine Brands Global, Inc.	3,075	239,696
Drive Shack, Inc.(x)*	9,014	13,882
Esports Technologies, Inc.(x)*	2,367	15,954
Everi Holdings, Inc.*	16,211	340,431
F45 Training Holdings, Inc.*	3,137	33,566
First Watch Restaurant Group, Inc.*	1,478	19,288
Full House Resorts, Inc.*	6,035	57,996
GAN Ltd.(x)*	994	4,791
Golden Entertainment, Inc.*	3,334	193,605
Golden Nugget Online Gaming, Inc.*	7,125	50,659
Hilton Grand Vacations, Inc.*	16,321	848,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
International Game Technology plc	19,005	$469,043
Jack in the Box, Inc.	568	53,057
Krispy Kreme, Inc.(x)	11,126	165,221
Kura Sushi USA, Inc., Class A(x)*	827	45,609
Life Time Group Holdings, Inc.(x)*	4,493	65,328
Lindblad Expeditions Holdings, Inc.*	5,655	85,277
Membership Collective Group, Inc., Class A(x)*	312,336	2,423,727
Monarch Casino & Resort, Inc.*	2,059	179,607
Nathan’s Famous, Inc.	429	23,239
NEOGAMES SA*	2,136	32,958
Noodles & Co.*	8,260	49,312
ONE Group Hospitality, Inc. (The)*	4,228	44,436
Papa John’s International, Inc.	6,311	664,422
PlayAGS, Inc.*	5,589	37,279
Portillo’s, Inc., Class A(x)*	3,088	75,841
RCI Hospitality Holdings, Inc.	1,645	101,102
Red Robin Gourmet Burgers, Inc.*	3,185	53,699
Red Rock Resorts, Inc., Class A	10,198	495,215
Rush Street Interactive, Inc.(x)*	10,331	75,106
Ruth’s Hospitality Group, Inc.	6,159	140,918
Scientific Games Corp.*	18,301	1,075,184
SeaWorld Entertainment, Inc.*	5,281	393,118
Shake Shack, Inc., Class A*	7,102	482,226
Sweetgreen, Inc., Class A(x)*	1,349	43,155
Target Hospitality Corp.(x)*	3,560	21,360
Texas Roadhouse, Inc.	13,346	1,117,461
Wingstop, Inc.	5,688	667,487
Xponential Fitness, Inc., Class A*	1,127	26,417

		13,348,560

Household Durables (2.6%)
Aterian, Inc.(x)*	5,605	13,620
Cavco Industries, Inc.*	1,238	298,172
Century Communities, Inc.	3,648	195,423
Cricut, Inc., Class A(x)*	286,462	3,749,788
GoPro, Inc., Class A*	24,122	205,761
Green Brick Partners, Inc.*	1,796	35,489
Hamilton Beach Brands Holding Co., Class A	517	6,013
Helen of Troy Ltd.*	4,594	899,689
Hooker Furnishings Corp.	206	3,902
Installed Building Products, Inc.	4,512	381,219
iRobot Corp.(x)*	4,598	291,513
KB Home	2,645	85,645
LGI Homes, Inc.*	4,101	400,586
Lovesac Co. (The)*	2,369	128,068
M.D.C. Holdings, Inc.	3,132	118,515
Meritage Homes Corp.*	376	29,791
Purple Innovation, Inc.(x)*	11,131	65,116
Skyline Champion Corp.*	10,008	549,239
Snap One Holdings Corp.*	1,379	20,340
Sonos, Inc.(x)*	24,372	687,778
Taylor Morrison Home Corp.*	2,819	76,733
Traeger, Inc.*	1,467	10,914
Tri Pointe Homes, Inc.*	1,552	31,164
Victoria plc(x)*	381,846	4,531,003
Vuzix Corp.(x)*	10,962	72,349
Weber, Inc., Class A(x)	715	7,028

		12,894,858

Internet & Direct Marketing Retail (4.5%)
1-800-Flowers.com, Inc., Class A*	5,139	65,574
1stdibs.com, Inc.(x)*	2,542	20,311
aka Brands Holding Corp.*	1,160	5,127
BARK, Inc.(x)*	724,945	2,682,296
CarParts.com, Inc.*	9,013	60,387
Duluth Holdings, Inc., Class B*	2,472	30,232
Farfetch Ltd., Class A*	400,723	6,058,932
Global-e Online Ltd.*	104,156	3,518,390
Groupon, Inc.(x)*	3,961	76,170
Liquidity Services, Inc.*	4,483	76,749
Lulu’s Fashion Lounge Holdings, Inc.(x)*	632	4,285
Overstock.com, Inc.(x)*	176,962	7,787,213
PetMed Express, Inc.(x)	3,339	86,146
Porch Group, Inc.*	14,389	99,932
Quotient Technology, Inc.*	16,795	107,152
RealReal, Inc. (The)(x)*	14,973	108,704
Rent the Runway, Inc., Class A(x)*	2,145	14,779
Revolve Group, Inc.*	4,248	228,075
Shutterstock, Inc.	4,462	415,323
Stitch Fix, Inc., Class A*	15,236	153,426
Xometry, Inc., Class A(x)*	3,677	135,130

		21,734,333

Leisure Products (1.0%)
Acushnet Holdings Corp.	2,037	82,010
AMMO, Inc.(x)*	16,401	78,725
Clarus Corp.	5,206	118,593
Escalade, Inc.(x)	713	9,412
Johnson Outdoors, Inc., Class A	569	44,228
Latham Group, Inc.(x)*	8,113	107,416
Malibu Boats, Inc., Class A*	3,908	226,703
Marine Products Corp.	1,664	19,219
MasterCraft Boat Holdings, Inc.*	3,569	87,833
Nautilus, Inc.*	1,793	7,387
Peloton Interactive, Inc., Class A(x)*	133,878	3,537,057
Smith & Wesson Brands, Inc.	9,299	140,694
Solo Brands, Inc., Class A(x)*	1,312	11,191
Sturm Ruger & Co., Inc.	3,013	209,765

		4,680,233

Multiline Retail (0.0%)
Franchise Group, Inc.	804	33,310

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A*	868	27,767
American Eagle Outfitters, Inc.(x)	28,879	485,167
America’s Car-Mart, Inc.*	972	78,304
Arko Corp.	16,346	148,749
Asbury Automotive Group, Inc.*	4,412	706,802
Bed Bath & Beyond, Inc.(x)*	2,097	47,245
Boot Barn Holdings, Inc.*	5,574	528,359
Buckle, Inc. (The)	5,279	174,418
Caleres, Inc.	7,141	138,036
Camping World Holdings, Inc., Class A(x)	7,926	221,532
Chico’s FAS, Inc.*	5,323	25,550
Children’s Place, Inc. (The)*	2,660	131,138
Citi Trends, Inc.*	1,542	47,224
Designer Brands, Inc., Class A*	11,396	153,960
GrowGeneration Corp.(x)*	10,679	98,354
Guess?, Inc.(x)	1,077	23,532
Haverty Furniture Cos., Inc.	1,497	41,048
Hibbett, Inc.	2,197	97,415
JOANN, Inc.(x)	2,388	27,247
Kirkland’s, Inc.*	2,326	21,609
MarineMax, Inc.*	2,151	86,599
Monro, Inc.	3,949	175,099
Murphy USA, Inc.	4,459	891,622
National Vision Holdings, Inc.*	15,776	687,360
OneWater Marine, Inc., Class A	2,008	69,176
Party City Holdco, Inc.*	20,795	74,446
Rent-A-Center, Inc.	11,684	294,320
Sally Beauty Holdings, Inc.*	20,794	325,010
Shift Technologies, Inc.(x)*	2,644	5,817
Shoe Carnival, Inc.	3,160	92,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Signet Jewelers Ltd.	7,829	$569,168
Sleep Number Corp.*	2,074	105,173
Sportsman’s Warehouse Holdings, Inc.*	8,400	89,796
Torrid Holdings, Inc.(x)*	663	4,018
Urban Outfitters, Inc.*	9,056	227,396
Warby Parker, Inc., Class A(x)*	85,799	2,900,864
Winmark Corp.	237	52,140

		9,873,606

Textiles, Apparel & Luxury Goods (1.0%)
Crocs, Inc.*	11,090	847,276
Kontoor Brands, Inc.	9,853	407,421
On Holding AG, Class A(x)*	106,499	2,688,035
Oxford Industries, Inc.	255	23,077
PLBY Group, Inc.(x)*	5,668	74,194
Rocky Brands, Inc.	105	4,367
Steven Madden Ltd.	15,384	594,438
Superior Group of Cos., Inc.	456	8,140
Wolverine World Wide, Inc.	15,321	345,642

		4,992,590

Total Consumer Discretionary		78,482,654

Consumer Staples (2.3%)
Beverages (0.6%)
Celsius Holdings, Inc.*	32,866	1,813,546
Coca-Cola Consolidated, Inc.	896	445,178
Duckhorn Portfolio, Inc. (The)*	4,693	85,366
MGP Ingredients, Inc.(x)	2,224	190,352
National Beverage Corp.(x)	4,406	191,661
Zevia PBC, Class A(x)*	1,357	6,201

		2,732,304

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	2,472	124,243
BJ’s Wholesale Club Holdings, Inc.*	19,509	1,319,003
Chefs’ Warehouse, Inc. (The)*	245	7,987
MedAvail Holdings, Inc.(x)*	2,507	2,434
Performance Food Group Co.*	26,288	1,338,322
PriceSmart, Inc.	334	26,343
Sprouts Farmers Market, Inc.*	9,587	306,592
United Natural Foods, Inc.*	725	29,979

		3,154,903

Food Products (0.5%)
AppHarvest, Inc.(x)*	13,044	70,111
Calavo Growers, Inc.	3,157	115,073
J & J Snack Foods Corp.	2,810	435,831
John B Sanfilippo & Son, Inc.	1,188	99,127
Laird Superfood, Inc.(x)*	941	3,397
Lancaster Colony Corp.	3,181	474,446
Limoneira Co.	972	14,269
Mission Produce, Inc.*	861	10,892
Sanderson Farms, Inc.	3,321	622,654
Simply Good Foods Co. (The)*	1,075	40,796
Sovos Brands, Inc.*	2,288	32,444
Tattooed Chef, Inc.(x)*	9,293	116,906
Utz Brands, Inc.(x)	11,284	166,778
Vita Coco Co., Inc. (The)(x)*	1,547	13,861
Vital Farms, Inc.(x)*	4,465	55,187

		2,271,772

Household Products (0.2%)
Central Garden & Pet Co.*	793	34,860
Central Garden & Pet Co., Class A*	2,944	120,056
Energizer Holdings, Inc.	12,635	388,653
WD-40 Co.	2,593	475,115

		1,018,684

Personal Products (0.4%)
Beauty Health Co. (The)*	15,097	254,837
BellRing Brands, Inc.*	14,164	326,905
elf Beauty, Inc.*	9,275	239,573
Honest Co., Inc. (The)*	11,028	57,456
Inter Parfums, Inc.	3,398	299,194
Medifast, Inc.	2,188	373,667
NewAge, Inc.(x)*	17,069	9,917
Nu Skin Enterprises, Inc., Class A	4,187	200,474
Revlon, Inc., Class A(x)*	47	379
Thorne HealthTech, Inc.*	776	4,935
USANA Health Sciences, Inc.*	2,286	181,623
Veru, Inc.*	8,250	39,848

		1,988,808

Tobacco (0.0%)
22nd Century Group, Inc.(x)*	29,441	68,303
Turning Point Brands, Inc.	2,872	97,677
Vector Group Ltd.	3,802	45,776

		211,756

Total Consumer Staples		11,378,227

Energy (1.7%)
Energy Equipment & Services (0.2%)
Cactus, Inc., Class A	10,477	594,465
ChampionX Corp.*	6,860	167,933
DMC Global, Inc.*	3,661	111,660
Expro Group Holdings NV*	1,390	24,714
Liberty Oilfield Services, Inc., Class A*	6,034	89,424
NexTier Oilfield Solutions, Inc.*	3,786	34,983
Solaris Oilfield Infrastructure, Inc., Class A	1,792	20,232
TETRA Technologies, Inc.*	17,655	72,562

		1,115,973

Oil, Gas & Consumable Fuels (1.5%)
Antero Resources Corp.*	6,456	197,102
Arch Resources, Inc.(x)	573	78,719
Callon Petroleum Co.*	7,922	468,032
Centennial Resource Development, Inc., Class A*	4,772	38,510
Chesapeake Energy Corp.(x)	1,215	105,705
Civitas Resources, Inc.(x)	1,240	74,040
Crescent Energy, Inc., Class A(x)	5,775	100,139
Denbury, Inc.*	9,586	753,172
Dorian LPG Ltd.	1,166	16,895
Earthstone Energy, Inc., Class A*	867	10,950
Energy Fuels, Inc.(x)*	25,201	230,589
Falcon Minerals Corp.(x)	5,825	39,261
Kinetik Holdings, Inc.	54	3,511
Kosmos Energy Ltd.*	85,260	613,019
Laredo Petroleum, Inc.*	607	48,038
Magnolia Oil & Gas Corp., Class A	27,382	647,584
Matador Resources Co.	21,085	1,117,083
Oasis Petroleum, Inc.	3,212	469,916
Ovintiv, Inc.	2,761	149,287
Par Pacific Holdings, Inc.*	7,512	97,806
Riley Exploration Permian, Inc.(x)	202	5,066
Southwestern Energy Co.*	193,233	1,385,481
Talos Energy, Inc.*	1,217	19,216
Tellurian, Inc.*	70,322	372,707
Uranium Energy Corp.(x)*	50,266	230,721
Ur-Energy, Inc.(x)*	34,860	55,776

		7,328,325

Total Energy		8,444,298

Financials (6.1%)
Banks (1.0%)
Cadence Bank	4,907	143,579
Coastal Financial Corp.*	1,320	60,390
CrossFirst Bankshares, Inc.*	4,628	72,937
Customers Bancorp, Inc.*	512	26,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Eastern Bankshares, Inc.	6,984	$150,435
FB Financial Corp.	355	15,769
First Financial Bankshares, Inc.	22,980	1,013,878
Five Star Bancorp(x)	1,006	28,470
Glacier Bancorp, Inc.	2,457	123,538
Investors Bancorp, Inc.	15,511	231,579
Lakeland Financial Corp.	263	19,199
Live Oak Bancshares, Inc.	6,056	308,190
Meta Financial Group, Inc.	1,639	90,014
Metrocity Bankshares, Inc.	894	20,991
Metropolitan Bank Holding Corp.*	128	13,026
Origin Bancorp, Inc.	827	34,974
Pacific Premier Bancorp, Inc.	2,392	84,557
RBB Bancorp	430	10,101
ServisFirst Bancshares, Inc.	7,940	756,603
Silvergate Capital Corp., Class A*	5,326	801,936
Southern First Bancshares, Inc.*	444	22,573
Stock Yards Bancorp, Inc.	934	49,409
Texas Capital Bancshares, Inc.*	3,561	204,081
Third Coast Bancshares, Inc.*	105	2,425
Triumph Bancorp, Inc.*	4,219	396,670
Veritex Holdings, Inc.	1,278	48,781
West BanCorp, Inc.	755	20,543

		4,751,344

Capital Markets (2.8%)
Artisan Partners Asset Management, Inc., Class A	11,171	439,579
Big Sky Growth Partners, Inc.*	227,307	2,229,882
Blucora, Inc.*	3,465	67,741
Brightsphere Investment Group, Inc.	6,234	151,174
Cohen & Steers, Inc.	4,741	407,204
Donnelley Financial Solutions, Inc.*	392	13,038
Dynamics Special Purpose Corp.(r)*	321,503	2,698,616
Focus Financial Partners, Inc., Class A*	12,419	568,045
GAMCO Investors, Inc., Class A	1,016	22,464
GCM Grosvenor, Inc., Class A(x)	7,421	72,058
Greenhill & Co., Inc.	2,870	44,399
Hamilton Lane, Inc., Class A	6,650	513,978
Houlihan Lokey, Inc.	8,508	747,002
MELI Kaszek Pioneer Corp., Class A*	159,022	1,634,746
Moelis & Co., Class A	6,400	300,480
Open Lending Corp., Class A*	19,772	373,889
PJT Partners, Inc., Class A	3,746	236,448
Pzena Investment Management, Inc., Class A	3,357	26,923
Ribbit LEAP Ltd.*	123,720	1,231,014
StepStone Group, Inc., Class A	8,656	286,167
StoneX Group, Inc.*	303	22,492
TCV Acquisition Corp., Class A*	130,678	1,275,417
Value Line, Inc.(x)	160	10,720
Virtus Investment Partners, Inc.	1,383	331,906
WisdomTree Investments, Inc.(x)	18,584	109,088

		13,814,470

Consumer Finance (1.3%)
Atlanticus Holdings Corp.*	884	45,782
Curo Group Holdings Corp.	4,248	55,436
Dynamics, Inc.(r)*	35,722	299,842
FirstCash Holdings, Inc.	482	33,904
Green Dot Corp., Class A*	872	23,963
LendingTree, Inc.*	2,194	262,556
PROG Holdings, Inc.*	1,692	48,679
Regional Management Corp.	643	31,230
Upstart Holdings, Inc.(x)*	50,239	5,480,573

		6,281,965

Insurance (0.9%)
Bright Health Group, Inc.(x)*	33,703	65,047
BRP Group, Inc., Class A*	9,019	241,980
eHealth, Inc.*	1,497	18,578
Goosehead Insurance, Inc., Class A	578	45,413
Heritage Insurance Holdings, Inc.	411	2,934
Investors Title Co.	32	6,503
James River Group Holdings Ltd.	1,113	27,536
Kinsale Capital Group, Inc.	4,098	934,426
Palomar Holdings, Inc.*	4,666	298,577
RLI Corp.	7,059	780,937
Selectquote, Inc.*	26,783	74,725
Trupanion, Inc.*	22,191	1,977,662

		4,474,318

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	940	44,584
PennyMac Mortgage Investment Trust (REIT)	3,928	66,344

		110,928

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	1,130	52,421
Blue Foundry Bancorp*	320	4,336
Bridgewater Bancshares, Inc.*	708	11,809
Columbia Financial, Inc.*	2,966	63,799
Hingham Institution For Savings (The)	9	3,089
Kearny Financial Corp.	3,363	43,315
Luther Burbank Corp.	436	5,794
NMI Holdings, Inc., Class A*	958	19,754
Walker & Dunlop, Inc.	571	73,899
Waterstone Financial, Inc.	393	7,601

		285,817

Total Financials		29,718,842

Health Care (27.3%)
Biotechnology (6.7%)
4D Molecular Therapeutics, Inc.*	45,379	686,130
ACADIA Pharmaceuticals, Inc.*	22,700	549,794
Acumen Pharmaceuticals, Inc.*	2,488	9,728
Adagio Therapeutics, Inc.(x)*	5,808	26,484
Aerovate Therapeutics, Inc.(x)*	1,196	21,923
Affimed NV*	21,695	94,807
Agenus, Inc.*	42,646	104,909
Akebia Therapeutics, Inc.*	15,488	11,119
Akero Therapeutics, Inc.*	3,436	48,757
Alaunos Therapeutics, Inc.(x)*	42,260	27,570
Albireo Pharma, Inc.*	2,474	73,799
Aldeyra Therapeutics, Inc.*	10,017	44,526
Alector, Inc.*	10,901	155,339
Aligos Therapeutics, Inc.(x)*	4,542	9,765
Alkermes plc*	30,450	801,139
Allakos, Inc.*	7,282	41,507
Allogene Therapeutics, Inc.*	5,627	51,262
Allovir, Inc.(x)*	6,086	41,081
Alpine Immune Sciences, Inc.(x)*	2,473	22,183
ALX Oncology Holdings, Inc.(x)*	3,237	54,705
Amicus Therapeutics, Inc.*	49,860	472,174
Anavex Life Sciences Corp.(x)*	12,670	155,968
Apellis Pharmaceuticals, Inc.*	14,864	755,240
Applied Molecular Transport, Inc.(x)*	5,162	38,818
Applied Therapeutics, Inc.(x)*	3,020	6,372
AquaBounty Technologies, Inc.(x)*	3,965	7,415
Arbutus Biopharma Corp.(x)*	1,505	4,485
Arcellx, Inc.(x)*	794	11,132
Arcutis Biotherapeutics, Inc.*	654	12,596
Ardelyx, Inc.*	14,443	15,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Arrowhead Pharmaceuticals, Inc.*	19,478	$895,793
Atara Biotherapeutics, Inc.*	1,610	14,957
Athenex, Inc.(x)*	11,420	9,473
Athersys, Inc.(x)*	33,017	19,992
Atossa Therapeutics, Inc.(x)*	1,931	2,414
Aura Biosciences, Inc.(x)*	613	13,486
Avalo Therapeutics, Inc.*	10,921	7,914
Avid Bioservices, Inc.(x)*	10,780	219,589
Avidity Biosciences, Inc.*	1,322	24,417
Avita Medical, Inc.(x)*	4,901	41,560
Beam Therapeutics, Inc.*	28,054	1,607,494
Beyondspring, Inc.(x)*	4,853	10,677
BioAtla, Inc.*	1,970	9,850
BioCryst Pharmaceuticals, Inc.*	3,569	58,032
Biohaven Pharmaceutical Holding Co. Ltd.*	7,109	842,914
Biomea Fusion, Inc.(x)*	4,239	18,906
Bioxcel Therapeutics, Inc.(x)*	3,514	73,478
Blueprint Medicines Corp.*	10,366	662,180
Bridgebio Pharma, Inc.*	13,964	141,735
Brooklyn ImmunoTherapeutics, Inc.(x)*	5,576	11,431
C4 Therapeutics, Inc.*	36,782	892,331
CareDx, Inc.*	9,577	354,253
Caribou Biosciences, Inc.*	5,309	48,737
Celcuity, Inc.(x)*	2,050	19,168
Celldex Therapeutics, Inc.*	6,824	232,425
CEL-SCI Corp.(x)*	6,773	26,618
Century Therapeutics, Inc.(x)*	54,297	683,599
Cerevel Therapeutics Holdings, Inc.*	7,735	270,802
ChemoCentryx, Inc.*	783	19,630
Chimerix, Inc.*	9,504	43,528
Clene, Inc.(x)*	2,570	10,126
Clovis Oncology, Inc.(x)*	23,632	47,737
Codiak Biosciences, Inc.*	1,843	11,556
Cogent Biosciences, Inc.(x)*	2,429	18,193
Coherus Biosciences, Inc.*	12,466	160,936
Cortexyme, Inc.(x)*	3,858	23,881
Crinetics Pharmaceuticals, Inc.*	7,399	162,408
Cue Biopharma, Inc.*	6,408	31,271
Cullinan Oncology, Inc.(x)*	379	3,968
Curis, Inc.*	15,414	36,685
Cyteir Therapeutics, Inc.(x)*	983	3,706
Cytokinetics, Inc.*	13,982	514,677
CytomX Therapeutics, Inc.*	11,376	30,374
Day One Biopharmaceuticals, Inc.(x)*	1,886	18,709
Deciphera Pharmaceuticals, Inc.*	6,976	64,668
Denali Therapeutics, Inc.*	17,231	554,321
DermTech, Inc.(x)*	4,429	65,018
Design Therapeutics, Inc.(x)*	3,153	50,921
Dynavax Technologies Corp.(x)*	20,412	221,266
Eagle Pharmaceuticals, Inc.*	916	45,333
Editas Medicine, Inc.(x)*	12,898	245,320
Eliem Therapeutics, Inc.(x)*	836	7,014
Enanta Pharmaceuticals, Inc.*	351	24,984
Entrada Therapeutics, Inc.(x)*	1,104	10,367
Epizyme, Inc.*	23,924	27,513
Erasca, Inc.(x)*	6,553	56,356
Evelo Biosciences, Inc.(x)*	6,327	21,449
Exagen, Inc.(x)*	742	5,958
Fate Therapeutics, Inc.*	47,473	1,840,528
FibroGen, Inc.*	14,810	178,016
Finch Therapeutics Group, Inc.(x)*	460	2,314
Foghorn Therapeutics, Inc.(x)*	642	9,778
Forte Biosciences, Inc.(x)*	2,496	3,644
Fortress Biotech, Inc.*	15,681	21,326
G1 Therapeutics, Inc.(x)*	4,798	36,465
Gemini Therapeutics, Inc.(x)*	1,387	1,928
Generation Bio Co.*	8,451	62,030
Global Blood Therapeutics, Inc.*	11,710	405,634
Graphite Bio, Inc.(x)*	78,389	399,784
Greenwich Lifesciences, Inc.(x)*	896	17,580
GT Biopharma, Inc.(x)*	1,653	4,761
Halozyme Therapeutics, Inc.*	26,296	1,048,684
Harpoon Therapeutics, Inc.(x)*	4,201	20,879
Heron Therapeutics, Inc.(x)*	18,089	103,469
Hookipa Pharma, Inc.(x)*	2,801	6,386
Humanigen, Inc.(x)*	9,899	29,796
Icosavax, Inc.(x)*	2,484	17,487
Ideaya Biosciences, Inc.*	1,660	18,575
IGM Biosciences, Inc.(x)*	1,688	45,120
Imago Biosciences, Inc.(x)*	2,111	40,679
Immuneering Corp., Class A(x)*	1,720	11,128
ImmunityBio, Inc.(x)*	1,696	9,515
ImmunoGen, Inc.*	22,017	104,801
Immunovant, Inc.(x)*	5,348	29,467
Impel Neuropharma, Inc.(x)*	662	4,217
Infinity Pharmaceuticals, Inc.(x)*	16,176	18,441
Inhibrx, Inc.(x)*	5,208	116,034
Insmed, Inc.*	22,292	523,862
Instil Bio, Inc.(x)*	5,062	54,416
Intellia Therapeutics, Inc.*	42,425	3,083,025
Intercept Pharmaceuticals, Inc.(x)*	4,660	75,818
Ironwood Pharmaceuticals, Inc.*	27,658	347,938
IVERIC bio, Inc.*	4,272	71,898
Janux Therapeutics, Inc.*	1,797	25,769
KalVista Pharmaceuticals, Inc.*	4,125	60,802
Karuna Therapeutics, Inc.*	4,207	533,406
Karyopharm Therapeutics, Inc.*	14,276	105,214
Keros Therapeutics, Inc.*	2,942	159,986
Kiniksa Pharmaceuticals Ltd., Class A*	2,708	26,918
Kinnate Biopharma, Inc.*	191	2,151
Kodiak Sciences, Inc.*	6,670	51,492
Kronos Bio, Inc.*	1,040	7,519
Krystal Biotech, Inc.(x)*	1,352	89,962
Kymera Therapeutics, Inc.*	6,498	274,995
Lexicon Pharmaceuticals, Inc.*	5,197	10,862
Ligand Pharmaceuticals, Inc.*	370	41,621
Lyell Immunopharma, Inc.(x)*	16,190	81,759
MacroGenics, Inc.*	10,904	96,064
Madrigal Pharmaceuticals, Inc.(x)*	2,223	218,121
Magenta Therapeutics, Inc.*	5,852	16,971
MannKind Corp.(x)*	5,059	18,617
MEI Pharma, Inc.(x)*	21,400	12,894
MeiraGTx Holdings plc*	391	5,415
Mersana Therapeutics, Inc.*	10,230	40,818
MiMedx Group, Inc.(x)*	13,678	64,423
MiNK Therapeutics, Inc.*	1,048	2,358
Mirum Pharmaceuticals, Inc.*	298	6,562
Molecular Templates, Inc.(x)*	8,117	28,004
Monte Rosa Therapeutics, Inc.(x)*	3,017	42,298
Morphic Holding, Inc.*	4,006	160,841
Neoleukin Therapeutics, Inc.*	1,934	3,636
NexImmune, Inc.(x)*	2,479	10,437
Nurix Therapeutics, Inc.*	5,583	78,218
Nuvalent, Inc., Class A(x)*	1,799	24,988
Ocugen, Inc.(x)*	34,498	113,843
Olema Pharmaceuticals, Inc.(x)*	2,510	10,693
Omega Therapeutics, Inc.(x)*	2,025	12,636
Oncocyte Corp.(x)*	10,146	15,118
Organogenesis Holdings, Inc.*	13,109	99,891
ORIC Pharmaceuticals, Inc.*	915	4,886
Outlook Therapeutics, Inc.(x)*	20,249	36,043
Oyster Point Pharma, Inc.(x)*	199	2,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PMV Pharmaceuticals, Inc.(x)*	4,878	$101,560
Portage Biotech, Inc.*	317	2,083
Praxis Precision Medicines, Inc.*	470	4,799
Precigen, Inc.(x)*	17,148	36,182
Precision BioSciences, Inc.*	10,056	30,972
Prelude Therapeutics, Inc.(x)*	2,373	16,374
Prometheus Biosciences, Inc.(x)*	783	29,566
Protagonist Therapeutics, Inc.*	8,460	200,333
Prothena Corp. plc*	5,252	192,066
PTC Therapeutics, Inc.*	13,122	489,582
Puma Biotechnology, Inc.*	7,419	21,367
Pyxis Oncology, Inc.*	1,183	4,779
Radius Health, Inc.*	9,099	80,344
Rallybio Corp.(x)*	1,567	10,938
RAPT Therapeutics, Inc.*	4,075	89,609
Recursion Pharmaceuticals, Inc., Class A(x)*	14,248	102,016
REGENXBIO, Inc.*	3,989	132,395
Relay Therapeutics, Inc.*	40,399	1,209,142
Reneo Pharmaceuticals, Inc.(x)*	894	2,628
Replimune Group, Inc.*	4,268	72,471
REVOLUTION Medicines, Inc.*	1,696	43,265
Rigel Pharmaceuticals, Inc.*	32,781	98,015
Rocket Pharmaceuticals, Inc.*	8,089	128,292
Rubius Therapeutics, Inc.*	9,448	52,058
Sana Biotechnology, Inc.(x)*	16,116	133,118
Sangamo Therapeutics, Inc.*	20,838	121,069
Scholar Rock Holding Corp.(x)*	4,674	60,248
Selecta Biosciences, Inc.*	2,286	2,812
Sera Prognostics, Inc., Class A(x)*	387	1,467
Seres Therapeutics, Inc.*	13,638	97,103
Sesen Bio, Inc.(x)*	37,966	22,882
Shattuck Labs, Inc.*	4,625	19,703
Sigilon Therapeutics, Inc.*	17	25
Sorrento Therapeutics, Inc.(x)*	50,469	117,593
Spectrum Pharmaceuticals, Inc.*	34,334	44,291
Spero Therapeutics, Inc.(x)*	4,715	41,020
SpringWorks Therapeutics, Inc.*	5,527	311,944
Stoke Therapeutics, Inc.*	3,588	75,527
Summit Therapeutics, Inc.(x)*	4,865	11,919
Sutro Biopharma, Inc.*	756	6,214
Syndax Pharmaceuticals, Inc.*	2,226	38,688
Syros Pharmaceuticals, Inc.(x)*	6,303	7,501
Talaris Therapeutics, Inc.(x)*	2,879	28,329
Taysha Gene Therapies, Inc.(x)*	4,046	26,380
Tenaya Therapeutics, Inc.(x)*	2,908	34,256
TG Therapeutics, Inc.*	24,426	232,291
Travere Therapeutics, Inc.*	849	21,879
Trevena, Inc.(x)*	12,200	6,709
Turning Point Therapeutics, Inc.*	816	21,910
Twist Bioscience Corp.*	10,608	523,823
Tyra Biosciences, Inc.(x)*	1,525	16,317
UroGen Pharma Ltd.(x)*	3,010	26,217
Vaxart, Inc.(x)*	21,790	109,822
Vaxcyte, Inc.*	2,395	57,839
VBI Vaccines, Inc.(x)*	34,461	57,205
Vera Therapeutics, Inc.(x)*	1,412	33,168
Verastem, Inc.(x)*	35,333	49,820
Vericel Corp.*	8,780	335,572
Verve Therapeutics, Inc.(x)*	3,977	90,755
Vigil Neuroscience, Inc.*	430	3,023
Vincerx Pharma, Inc.*	2,400	9,600
Vir Biotechnology, Inc.*	11,385	292,822
Viracta Therapeutics, Inc.(x)*	1,727	8,221
VistaGen Therapeutics, Inc.(x)*	33,190	41,156
Vor BioPharma, Inc.(x)*	287	1,733
Werewolf Therapeutics, Inc.(x)*	3,472	15,277
Xencor, Inc.*	10,544	281,314
Xilio Therapeutics, Inc.(x)*	833	5,889
XOMA Corp.(x)*	179	5,008
Y-mAbs Therapeutics, Inc.*	6,516	77,410
Zentalis Pharmaceuticals, Inc.*	6,895	318,135

		32,468,089

Health Care Equipment & Supplies (5.0%)
Accelerate Diagnostics, Inc.(x)*	6,948	10,005
Accuray, Inc.*	18,547	61,391
Acutus Medical, Inc.(x)*	4,112	5,716
Alphatec Holdings, Inc.*	12,184	140,116
Angle plc(x)*	1,217,024	1,581,925
Apyx Medical Corp.*	6,321	41,276
Artivion, Inc.*	6,487	138,692
Asensus Surgical, Inc.(x)*	16,339	10,241
Aspira Women’s Health, Inc.(x)*	15,001	15,601
AtriCure, Inc.*	8,510	558,852
Atrion Corp.	264	188,232
Axogen, Inc.*	7,139	56,684
Axonics, Inc.*	8,718	545,747
BioLife Solutions, Inc.*	2,140	48,642
Bioventus, Inc., Class A*	4,179	58,924
Butterfly Network, Inc.(x)*	24,816	118,124
Cardiovascular Systems, Inc.*	7,654	172,980
Cerus Corp.*	32,516	178,513
ClearPoint Neuro, Inc.(x)*	3,957	41,192
CONMED Corp.	5,527	821,036
CryoPort, Inc.*	7,666	267,620
Cue Health, Inc.(x)*	1,742	11,236
Cutera, Inc.*	3,315	228,735
CVRx, Inc.*	1,345	8,057
CytoSorbents Corp.(x)*	7,802	24,888
Eargo, Inc.(x)*	6,302	33,338
Figs, Inc., Class A(x)*	281,167	6,050,714
Glaukos Corp.*	8,649	500,085
Haemonetics Corp.*	6,538	413,332
Heska Corp.*	1,857	256,786
Inari Medical, Inc.*	6,548	593,511
Inogen, Inc.*	3,826	124,039
Intersect ENT, Inc.*	6,222	174,278
iRadimed Corp.	1,209	54,212
iRhythm Technologies, Inc.*	5,613	883,879
Lantheus Holdings, Inc.*	1,911	105,697
LeMaitre Vascular, Inc.	3,545	164,736
LivaNova plc*	8,172	668,715
Lucid Diagnostics, Inc.(x)*	835	2,806
Meridian Bioscience, Inc.*	844	21,910
Merit Medical Systems, Inc.*	8,689	577,992
Neogen Corp.*	19,188	591,758
Neuronetics, Inc.(x)*	2,605	7,893
NeuroPace, Inc.(x)*	1,465	12,028
Nevro Corp.*	6,555	474,123
NuVasive, Inc.*	9,816	556,567
Ortho Clinical Diagnostics Holdings plc*	22,962	428,471
OrthoPediatrics Corp.*	2,672	144,261
Outset Medical, Inc.*	41,448	1,881,739
Paragon 28, Inc.*	1,189	19,904
PAVmed, Inc.(x)*	14,779	19,508
PROCEPT BioRobotics Corp.(x)*	1,056	36,950
Pulmonx Corp.(x)*	4,954	122,909
Pulse Biosciences, Inc.(x)*	2,813	13,671
Quotient Ltd.(x)*	677,398	812,878
Retractable Technologies, Inc.(x)*	3,579	17,000
RxSight, Inc.(x)*	2,486	30,777
SeaSpine Holdings Corp.*	3,258	39,617
Senseonics Holdings, Inc.(x)*	81,624	160,799
Shockwave Medical, Inc.*	6,426	1,332,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SI-BONE, Inc.*	6,042	$136,549
Sientra, Inc.(x)*	10,635	23,610
Sight Sciences, Inc.(x)*	3,192	36,900
Silk Road Medical, Inc.*	6,483	267,683
STAAR Surgical Co.*	9,029	721,507
Stereotaxis, Inc.*	10,123	37,759
Surmodics, Inc.*	2,644	119,853
Tactile Systems Technology, Inc.*	3,564	71,850
TransMedics Group, Inc.(x)*	4,928	132,760
Treace Medical Concepts, Inc.*	5,844	110,510
Utah Medical Products, Inc.	78	7,009
Vapotherm, Inc.(x)*	4,190	58,241
Varex Imaging Corp.*	1,056	22,482
ViewRay, Inc.*	28,542	111,885
Zynex, Inc.(x)	4,013	25,001

		24,547,402

Health Care Providers & Services (7.4%)
1Life Healthcare, Inc.*	21,626	239,616
23andMe Holding Co.(x)*	168,386	644,918
Accolade, Inc.*	9,712	170,543
Addus HomeCare Corp.*	1,286	119,971
Agiliti, Inc.*	4,631	97,714
agilon health, Inc.(x)*	541,312	13,722,259
AirSculpt Technologies, Inc.(x)*	785	10,739
Alignment Healthcare, Inc.(x)*	138,211	1,552,110
AMN Healthcare Services, Inc.*	8,982	937,092
Apollo Medical Holdings, Inc.(x)*	7,152	346,657
Aveanna Healthcare Holdings, Inc.*	8,201	27,965
Biodesix, Inc.(x)*	2,615	4,419
Castle Biosciences, Inc.*	3,698	165,892
Community Health Systems, Inc.*	20,530	243,691
CorVel Corp.*	1,648	277,589
Covetrus, Inc.*	136,642	2,294,219
Cross Country Healthcare, Inc.*	904	19,590
Ensign Group, Inc. (The)	10,008	900,820
Fulgent Genetics, Inc.(x)*	533	33,265
Guardant Health, Inc.*	34,613	2,292,765
Hanger, Inc.*	6,945	127,302
HealthEquity, Inc.*	15,571	1,050,108
InfuSystem Holdings, Inc.*	3,646	35,731
Innovage Holding Corp.(x)*	3,968	25,475
Invitae Corp.*	9,354	74,551
Joint Corp. (The)*	2,551	90,280
LHC Group, Inc.*	5,805	978,723
LifeStance Health Group, Inc.(x)*	8,410	85,025
MEDNAX, Inc.*	7,523	176,640
ModivCare, Inc.*	811	93,581
National Research Corp.	2,667	105,747
Oak Street Health, Inc.(x)*	56,081	1,507,457
Ontrak, Inc.(x)*	1,828	4,140
Owens & Minor, Inc.	11,404	502,004
Patterson Cos., Inc.	4,153	134,433
Pennant Group, Inc. (The)*	4,688	87,338
PetIQ, Inc.*	5,307	129,491
Privia Health Group, Inc.*	105,251	2,813,359
Progyny, Inc.*	12,237	628,982
R1 RCM, Inc.*	22,625	605,445
RadNet, Inc.*	8,548	191,219
Select Medical Holdings Corp.	20,957	502,758
Sharps Compliance Corp.(x)*	3,805	22,450
Signify Health, Inc., Class A(x)*	50,989	925,450
SOC Telemed, Inc.(x)*	10,007	29,921
Surgery Partners, Inc.*	6,535	359,752
Tenet Healthcare Corp.*	2,406	206,820
Tivity Health, Inc.*	4,974	160,014
US Physical Therapy, Inc.	2,398	238,481
Viemed Healthcare, Inc.(x)*	1,286	6,404

		36,000,915

Health Care Technology (2.7%)
Convey Health Solutions Holdings, Inc.*	1,560	10,202
Evolent Health, Inc., Class A*	3,006	97,094
Forian, Inc.(x)*	3,677	25,592
GoodRx Holdings, Inc., Class A(x)*	354,642	6,855,230
Health Catalyst, Inc.*	9,957	260,176
iCAD, Inc.(x)*	4,841	21,591
Inspire Medical Systems, Inc.*	10,742	2,757,364
Multiplan Corp.(x)*	9,943	46,533
NantHealth, Inc.(x)*	2,744	2,068
Omnicell, Inc.*	8,330	1,078,651
OptimizeRx Corp.*	3,232	121,879
Phreesia, Inc.*	9,377	247,178
Schrodinger, Inc.*	46,849	1,598,488
Simulations Plus, Inc.(x)	2,859	145,752
Tabula Rasa HealthCare, Inc.*	4,629	26,663

		13,294,461

Life Sciences Tools & Services (3.9%)
10X Genomics, Inc., Class A*	112,235	8,537,716
Absci Corp.(x)*	5,860	49,400
Akoya Biosciences, Inc.*	2,604	28,618
Alpha Teknova, Inc.*	789	10,896
Berkeley Lights, Inc.*	8,937	63,542
Bionano Genomics, Inc.(x)*	54,387	140,318
ChromaDex Corp.(x)*	9,658	23,759
Codex DNA, Inc.(x)*	985	5,289
Codexis, Inc.*	11,326	233,542
Cytek Biosciences, Inc.(x)*	15,151	163,328
Fluidigm Corp.(x)*	403,697	1,449,272
Harvard Bioscience, Inc.*	6,918	42,961
Inotiv, Inc.(x)*	3,250	85,085
IsoPlexis Corp.(x)*	1,104	3,787
MaxCyte, Inc.(x)*	188,048	1,314,456
Medpace Holdings, Inc.*	5,499	899,581
NanoString Technologies, Inc.*	82,634	2,871,532
NeoGenomics, Inc.*	21,383	259,803
Pacific Biosciences of California, Inc.*	16,635	151,379
Personalis, Inc.*	672	5,504
Quanterix Corp.*	5,975	174,410
Rapid Micro Biosystems, Inc., Class A*	918	6,233
Seer, Inc.(x)*	93,383	1,423,157
Singular Genomics Systems, Inc.(x)*	4,726	29,821
SomaLogic, Inc.*	148,852	1,193,793

		19,167,182

Pharmaceuticals (1.6%)
9 Meters Biopharma, Inc.(x)*	46,705	27,990
Aclaris Therapeutics, Inc.*	9,563	164,866
Aerie Pharmaceuticals, Inc.*	8,064	73,382
Amneal Pharmaceuticals, Inc.*	19,626	81,840
Amphastar Pharmaceuticals, Inc.*	2,062	74,026
Ampio Pharmaceuticals, Inc.(x)*	42,072	19,774
Amylyx Pharmaceuticals, Inc.*	920	11,822
Angion Biomedica Corp.(x)*	4,576	9,701
Antares Pharma, Inc.*	31,945	130,975
Arvinas, Inc.*	8,949	602,268
ATAI Life Sciences NV(x)*	181,569	924,186
Atea Pharmaceuticals, Inc.*	1,115	8,050
Axsome Therapeutics, Inc.*	5,205	215,435
Cassava Sciences, Inc.(x)*	7,246	269,116
CinCor Pharma, Inc.*	1,142	20,031
Collegium Pharmaceutical, Inc.*	6,439	131,098
Corcept Therapeutics, Inc.*	16,598	373,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CorMedix, Inc.*	1,141	$6,253
DICE Therapeutics, Inc.(x)*	1,650	31,565
Durect Corp.*	49,185	32,949
Edgewise Therapeutics, Inc.(x)*	7,191	69,753
Esperion Therapeutics, Inc.(x)*	10,453	48,502
Evolus, Inc.(x)*	6,483	72,739
GH Research plc(x)*	59,744	1,092,718
Harmony Biosciences Holdings, Inc.*	4,378	212,990
Ikena Oncology, Inc.*	463	2,824
Innoviva, Inc.*	847	16,389
Intra-Cellular Therapies, Inc.*	15,276	934,738
Kala Pharmaceuticals, Inc.(x)*	3,938	5,434
Kaleido Biosciences, Inc.(x)*	4,605	7,598
KemPharm, Inc.(x)*	3,190	16,046
Landos Biopharma, Inc.*	899	1,326
Marinus Pharmaceuticals, Inc.(x)*	6,759	63,197
Mind Medicine MindMed, Inc.(x)*	61,935	68,748
NGM Biopharmaceuticals, Inc.*	701	10,690
Nuvation Bio, Inc.(x)*	25,161	132,347
Ocular Therapeutix, Inc.*	14,774	73,131
Omeros Corp.(x)*	11,586	69,632
Oramed Pharmaceuticals, Inc.(x)*	6,862	59,356
Pacira BioSciences, Inc.*	8,400	641,088
Paratek Pharmaceuticals, Inc.(x)*	9,916	29,451
Phathom Pharmaceuticals, Inc.*	4,124	56,128
Phibro Animal Health Corp., Class A	3,685	73,516
Pliant Therapeutics, Inc.*	4,436	31,096
Rain Therapeutics, Inc.(x)*	2,138	10,840
Reata Pharmaceuticals, Inc., Class A(x)*	4,642	152,072
Relmada Therapeutics, Inc.(x)*	4,609	124,397
Revance Therapeutics, Inc.*	13,290	259,155
Seelos Therapeutics, Inc.(x)*	20,958	17,559
SIGA Technologies, Inc.*	9,225	65,405
Tarsus Pharmaceuticals, Inc.(x)*	1,333	22,421
Terns Pharmaceuticals, Inc.*	2,118	6,290
TherapeuticsMD, Inc.(x)*	81,639	31,023
Theravance Biopharma, Inc.*	10,659	101,900
Theseus Pharmaceuticals, Inc.(x)*	1,305	15,047
Ventyx Biosciences, Inc.(x)*	1,294	17,560
Verrica Pharmaceuticals, Inc.(x)*	2,421	19,634
WaVe Life Sciences Ltd.(x)*	9,338	18,676

		7,860,530

Total Health Care		133,338,579

Industrials (9.2%)
Aerospace & Defense (0.2%)
Aerojet Rocketdyne Holdings, Inc.*	11,275	443,671
AeroVironment, Inc.*	4,269	401,884
Byrna Technologies, Inc.(x)*	3,762	30,735
Cadre Holdings, Inc.(x)	505	12,403
Kratos Defense & Security Solutions, Inc.*	5,325	109,056

		997,749

Air Freight & Logistics (0.1%)
Forward Air Corp.	5,109	499,558

Airlines (0.3%)
Allegiant Travel Co.*	2,918	473,854
Frontier Group Holdings, Inc.(x)*	6,473	73,339
Joby Aviation, Inc.(x)*	129,716	858,720
Sun Country Airlines Holdings, Inc.*	6,055	158,520

		1,564,433

Building Products (0.8%)
AAON, Inc.	7,949	442,998
Cornerstone Building Brands, Inc.*	10,315	250,861
CSW Industrials, Inc.	2,848	334,896
Gibraltar Industries, Inc.*	1,757	75,463
Insteel Industries, Inc.	291	10,764
JELD-WEN Holding, Inc.*	6,997	141,899
Masonite International Corp.*	4,492	399,519
PGT Innovations, Inc.*	5,094	91,590
Resideo Technologies, Inc.*	3,278	78,115
Simpson Manufacturing Co., Inc.	8,301	905,141
UFP Industries, Inc.	10,402	802,618
Zurn Water Solutions Corp.	12,156	430,322

		3,964,186

Commercial Services & Supplies (0.9%)
Aris Water Solution, Inc., Class A	1,792	32,614
Brink’s Co. (The)	9,133	621,044
Casella Waste Systems, Inc., Class A*	8,646	757,822
Cimpress plc*	3,305	210,165
Harsco Corp.*	6,498	79,535
Healthcare Services Group, Inc.	7,336	136,230
Heritage-Crystal Clean, Inc.*	1,232	36,480
HNI Corp.	883	32,715
Interface, Inc.	2,742	37,209
Montrose Environmental Group, Inc.*	4,979	263,538
Pitney Bowes, Inc.	13,693	71,204
SP Plus Corp.*	4,297	134,754
Tetra Tech, Inc.	10,271	1,694,099
US Ecology, Inc.*	645	30,883
Viad Corp.*	3,855	137,392

		4,275,684

Construction & Engineering (0.8%)
Ameresco, Inc., Class A*	5,884	467,778
Comfort Systems USA, Inc.	6,804	605,624
Construction Partners, Inc., Class A*	7,375	193,078
Dycom Industries, Inc.*	4,563	434,671
EMCOR Group, Inc.	1,020	114,883
IES Holdings, Inc.*	1,605	64,521
Infrastructure and Energy Alternatives, Inc.*	2,227	26,390
MYR Group, Inc.*	2,334	219,489
NV5 Global, Inc.*	589	78,514
Sterling Construction Co., Inc.*	1,154	30,927
WillScot Mobile Mini Holdings Corp.*	39,740	1,555,026

		3,790,901

Electrical Equipment (0.7%)
Advent Technologies Holdings, Inc.(x)*	2,642	6,129
Allied Motion Technologies, Inc.	2,210	65,946
Array Technologies, Inc.*	5,748	64,780
Atkore, Inc.*	8,543	840,973
Babcock & Wilcox Enterprises, Inc.*	3,380	27,581
Beam Global(x)*	1,582	32,352
Blink Charging Co.(x)*	6,907	182,759
Bloom Energy Corp., Class A*	27,054	653,354
EnerSys	831	61,968
Eos Energy Enterprises, Inc.(x)*	9,252	38,673
FTC Solar, Inc.(x)*	7,356	36,265
FuelCell Energy, Inc.(x)*	54,098	311,605
GrafTech International Ltd.	33,522	322,482
Romeo Power, Inc.(x)*	14,135	21,061
Stem, Inc.(x)*	21,569	237,475
TPI Composites, Inc.*	6,966	97,942
Vicor Corp.*	3,997	281,988

		3,283,333

Machinery (2.2%)
AgEagle Aerial Systems, Inc.(x)*	9,521	11,330
Alamo Group, Inc.	1,692	243,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Albany International Corp., Class A	1,204	$101,521
Blue Bird Corp.(x)*	1,545	29,077
Chart Industries, Inc.*	4,177	717,483
CIRCOR International, Inc.*	3,622	96,418
Commercial Vehicle Group, Inc.*	2,430	20,534
Desktop Metal, Inc., Class A(x)*	158,343	750,546
Douglas Dynamics, Inc.	4,335	149,948
Energy Recovery, Inc.*	7,783	156,750
Enerpac Tool Group Corp.	11,222	245,650
ESCO Technologies, Inc.	408	28,527
Evoqua Water Technologies Corp.*	22,046	1,035,721
Federal Signal Corp.	11,317	381,949
Franklin Electric Co., Inc.	8,849	734,821
Gorman-Rupp Co. (The)	807	28,955
Helios Technologies, Inc.	6,144	493,056
Hillenbrand, Inc.	7,596	335,515
Hydrofarm Holdings Group, Inc.(x)*	7,730	117,110
Hyliion Holdings Corp.(x)*	4,582	20,298
John Bean Technologies Corp.	5,958	705,844
Kadant, Inc.	2,186	424,499
Lindsay Corp.	1,859	291,882
Luxfer Holdings plc	2,445	41,076
Meritor, Inc.*	10,974	390,345
Miller Industries, Inc.	106	2,985
Mueller Industries, Inc.	4,145	224,535
Mueller Water Products, Inc., Class A	2,321	29,987
Nikola Corp.(x)*	43,394	464,750
Omega Flex, Inc.	590	76,623
Proto Labs, Inc.*	907	47,980
RBC Bearings, Inc.*	749	145,216
REV Group, Inc.	869	11,645
Shyft Group, Inc. (The)	6,564	237,026
SPX Corp.*	6,823	337,124
SPX FLOW, Inc.	663	57,164
Tennant Co.	3,563	280,764
Terex Corp.	12,939	461,405
Titan International, Inc.*	1,663	24,496
Wabash National Corp.	868	12,881
Watts Water Technologies, Inc., Class A	2,929	408,859
Welbilt, Inc.*	24,856	590,330

		10,965,918

Professional Services (2.0%)
ASGN, Inc.*	8,689	1,014,093
Atlas Technical Consultants, Inc.(x)*	291	3,504
CRA International, Inc.	1,166	98,247
Exponent, Inc.	9,884	1,067,966
First Advantage Corp.*	9,754	196,933
Forrester Research, Inc.*	2,212	124,801
Franklin Covey Co.*	2,469	111,648
Heidrick & Struggles International, Inc.	1,607	63,605
HireQuest, Inc.(x)	999	19,101
HireRight Holdings Corp.*	1,991	34,046
Huron Consulting Group, Inc.*	481	22,035
Insperity, Inc.	6,917	694,605
KBR, Inc.	23,599	1,291,574
Kforce, Inc.	3,832	283,453
Sterling Check Corp.(x)*	1,488	39,328
TriNet Group, Inc.(x)*	7,705	757,864
Upwork, Inc.*	164,326	3,818,936
Willdan Group, Inc.*	1,580	48,490

		9,690,229

Road & Rail (0.3%)
Daseke, Inc.*	7,712	77,660
HyreCar, Inc.(x)*	3,953	9,408
PAM Transportation Services, Inc.*	216	7,506
Saia, Inc.*	5,054	1,232,266
Universal Logistics Holdings, Inc.	1,314	26,477
Werner Enterprises, Inc.	1,379	56,539
Yellow Corp.*	590	4,136

		1,413,992

Trading Companies & Distributors (0.9%)
Alta Equipment Group, Inc.*	809	9,999
Applied Industrial Technologies, Inc.	7,297	749,110
Beacon Roofing Supply, Inc.*	7,928	469,972
BlueLinx Holdings, Inc.*	1,736	124,784
Boise Cascade Co.	1,571	109,137
Custom Truck One Source, Inc.(x)*	3,130	26,261
EVI Industries, Inc.(x)*	50,133	931,972
Global Industrial Co.	1,872	60,335
H&E Equipment Services, Inc.	6,085	264,819
Herc Holdings, Inc.	4,751	793,845
Karat Packaging, Inc.*	983	19,512
Lawson Products, Inc.*	909	35,033
McGrath RentCorp.	3,144	267,177
Textainer Group Holdings Ltd.	1,210	46,065
Transcat, Inc.*	1,367	110,918
WESCO International, Inc.*	1,486	193,388
Willis Lease Finance Corp.*	72	2,318

		4,214,645

Total Industrials		44,660,628

Information Technology (25.6%)
Communications Equipment (1.0%)
ADTRAN, Inc.	764	14,096
CalAmp Corp.(x)*	7,402	54,108
Calix, Inc.*	79,135	3,395,683
Cambium Networks Corp.(x)*	2,088	49,360
Casa Systems, Inc.*	6,821	30,831
Clearfield, Inc.*	2,153	140,418
DZS, Inc.*	1,530	21,221
EMCORE Corp.*	1,361	5,036
Extreme Networks, Inc.*	24,042	293,553
Harmonic, Inc.*	2,813	26,133
Infinera Corp.*	34,524	299,323
Inseego Corp.(x)*	4,076	16,508
Plantronics, Inc.*	3,473	136,836
Viavi Solutions, Inc.*	38,573	620,254

		5,103,360

Electronic Equipment, Instruments & Components (1.5%)
908 Devices, Inc.(x)*	3,818	72,580
Advanced Energy Industries, Inc.	7,160	616,333
Akoustis Technologies, Inc.(x)*	9,995	64,968
Arlo Technologies, Inc.*	15,729	139,359
Badger Meter, Inc.	5,544	552,792
CTS Corp.	1,289	45,553
Fabrinet*	6,059	636,983
FARO Technologies, Inc.*	1,663	86,343
Identiv, Inc.(x)*	3,692	59,700
II-VI, Inc.(x)*	18,748	1,359,043
Insight Enterprises, Inc.*	2,394	256,924
Iteris, Inc.(x)*	8,930	26,611
Itron, Inc.*	6,993	368,391
Kimball Electronics, Inc.*	269	5,377
Luna Innovations, Inc.(x)*	6,449	49,722
MicroVision, Inc.(x)*	31,922	149,076
Napco Security Technologies, Inc.*	5,716	117,292
nLight, Inc.*	8,420	146,003
Novanta, Inc.*	6,730	957,612
OSI Systems, Inc.*	361	30,728
Ouster, Inc.(x)*	24,521	110,345
PAR Technology Corp.(x)*	4,910	198,069
Plexus Corp.*	4,700	384,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Rogers Corp.*	3,132	$850,964
Velodyne Lidar, Inc.(x)*	15,580	39,885
Vishay Intertechnology, Inc.	3,837	75,205

		7,400,365

IT Services (5.1%)
Affirm Holdings, Inc.(x)*	172,219	7,970,295
BigCommerce Holdings, Inc.*	9,119	199,797
Brightcove, Inc.*	7,384	57,595
Cantaloupe, Inc.*	10,906	73,834
Cass Information Systems, Inc.	523	19,304
CSG Systems International, Inc.	2,864	182,064
DigitalOcean Holdings, Inc.*	9,129	528,113
Dlocal Ltd.*	141,485	4,422,821
Evertec, Inc.	11,487	470,163
Evo Payments, Inc., Class A*	8,922	206,009
ExlService Holdings, Inc.*	6,265	897,586
Fastly, Inc., Class A*	146,781	2,551,054
Flywire Corp.*	8,927	272,988
GreenBox POS(x)*	991	4,182
Grid Dynamics Holdings, Inc.*	8,462	119,145
Hackett Group, Inc. (The)	4,131	95,261
I3 Verticals, Inc., Class A*	4,010	111,719
IBEX Holdings Ltd.*	1,190	18,969
International Money Express, Inc.*	6,038	124,443
Marqeta, Inc., Class A*	312,769	3,452,970
MAXIMUS, Inc.	11,707	877,440
Paya Holdings, Inc.*	16,912	99,104
Perficient, Inc.*	6,216	684,319
Priority Technology Holdings, Inc.*	1,825	10,494
Rackspace Technology, Inc.(x)*	7,845	87,550
Remitly Global, Inc.*	2,280	22,504
Repay Holdings Corp.*	7,070	104,424
TTEC Holdings, Inc.	3,543	292,368
Tucows, Inc., Class A(x)*	1,928	131,682
Unisys Corp.*	9,790	211,562
Verra Mobility Corp.*	28,965	471,550

		24,771,309

Semiconductors & Semiconductor Equipment (3.0%)
Alpha & Omega Semiconductor Ltd.*	3,361	183,679
Ambarella, Inc.*	6,719	704,957
Amkor Technology, Inc.	4,156	90,268
Atomera, Inc.(x)*	3,628	47,382
Axcelis Technologies, Inc.*	6,284	474,630
CEVA, Inc.*	4,343	176,543
CMC Materials, Inc.	5,404	1,001,902
Cohu, Inc.*	7,859	232,626
Credo Technology Group Holding Ltd.(x)*	2,782	42,370
Diodes, Inc.*	6,425	558,911
FormFactor, Inc.*	12,941	543,910
Ichor Holdings Ltd.*	3,439	122,497
Impinj, Inc.*	3,593	228,299
Kopin Corp.*	15,886	40,192
Kulicke & Soffa Industries, Inc.	11,671	653,809
Lattice Semiconductor Corp.*	25,847	1,575,375
MACOM Technology Solutions Holdings, Inc.*	9,388	562,060
MaxLinear, Inc.*	13,511	788,367
Meta Materials, Inc.(x)*	37,722	62,996
NVE Corp.	944	51,420
Onto Innovation, Inc.*	2,936	255,109
Power Integrations, Inc.	11,222	1,040,055
Semtech Corp.*	12,286	851,911
Silicon Laboratories, Inc.*	7,217	1,083,993
SiTime Corp.*	3,081	763,533
SkyWater Technology, Inc.(x)*	1,583	17,144
SMART Global Holdings, Inc.(x)*	9,409	243,034
SunPower Corp.(x)*	12,041	258,641
Synaptics, Inc.*	7,562	1,508,619
Ultra Clean Holdings, Inc.*	8,438	357,687

		14,521,919

Software (14.5%)
8x8, Inc.*	21,230	267,286
A10 Networks, Inc.	9,433	131,590
ACI Worldwide, Inc.*	22,447	706,856
Agilysys, Inc.*	3,566	142,212
Alarm.com Holdings, Inc.*	9,024	599,735
Alkami Technology, Inc.*	4,942	70,720
Altair Engineering, Inc., Class A*	8,842	569,425
American Software, Inc., Class A	4,739	98,761
Appfolio, Inc., Class A*	3,634	411,405
Appian Corp.*	29,033	1,765,787
Arteris, Inc.(x)*	701	9,113
Asana, Inc., Class A*	12,792	511,296
Avalara, Inc.*	26,275	2,614,625
Avaya Holdings Corp.*	16,247	205,849
AvidXchange Holdings, Inc.*	4,486	36,112
Benefitfocus, Inc.*	3,823	48,246
Blackbaud, Inc.*	9,123	546,194
Blackline, Inc.*	10,329	756,289
Bottomline Technologies DE, Inc.*	1,472	83,433
Box, Inc., Class A*	26,051	757,042
BTRS Holdings, Inc., Class A*	17,106	127,953
Cerence, Inc.*	7,587	273,891
ChannelAdvisor Corp.*	4,107	68,053
Cipher Mining, Inc.(x)*	231,817	843,814
Clear Secure, Inc., Class A(x)*	120,626	3,242,427
CommVault Systems, Inc.*	8,465	561,653
Consensus Cloud Solutions, Inc.*	3,129	188,147
CoreCard Corp.(x)*	1,477	40,470
Couchbase, Inc.(x)*	3,177	55,343
CS Disco, Inc.(x)*	1,204	40,900
Digimarc Corp.(x)*	2,316	61,073
Digital Turbine, Inc.*	17,280	757,037
Domo, Inc., Class B*	5,496	277,933
eGain Corp.*	1,948	22,558
Enfusion, Inc., Class A(x)*	2,945	37,460
EngageSmart, Inc.*	2,161	46,051
Envestnet, Inc.*	9,720	723,557
EverCommerce, Inc.(x)*	4,049	53,447
Gitlab, Inc., Class A*	149,709	8,151,655
HashiCorp, Inc., Class A(x)*	47,498	2,564,892
Instructure Holdings, Inc.(x)*	455	9,127
Intapp, Inc.(x)*	1,861	44,683
InterDigital, Inc.	2,432	155,162
ironSource Ltd., Class A(x)*	650,790	3,123,792
JFrog Ltd.*	10,307	277,774
Kaltura, Inc.(x)*	4,496	8,048
Latch, Inc.(x)*	218,839	934,442
LivePerson, Inc.*	12,412	303,101
Marathon Digital Holdings, Inc.(x)*	1,128	31,528
Matterport, Inc.(x)*	76,956	624,883
MeridianLink, Inc.(x)*	2,907	52,617
MicroStrategy, Inc., Class A(x)*	4,796	2,332,391
Mimecast Ltd.*	11,818	940,240
Mitek Systems, Inc.*	8,014	117,565
Model N, Inc.*	6,284	169,040
Momentive Global, Inc.*	25,024	406,890
Monday.com Ltd.(x)*	17,500	2,766,225
Olo, Inc., Class A*	469,620	6,222,465
ON24, Inc.*	3,621	47,616
OneSpan, Inc.*	7,210	104,112
PagerDuty, Inc.(x)*	15,756	538,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Procore Technologies, Inc.*	101,716	$5,895,459
Progress Software Corp.	8,411	396,074
PROS Holdings, Inc.*	7,580	252,490
Q2 Holdings, Inc.*	10,389	640,482
Qualys, Inc.*	6,499	925,523
Rapid7, Inc.*	10,748	1,195,607
Rekor Systems, Inc.(x)*	4,216	19,225
Rimini Street, Inc.*	9,216	53,453
Riot Blockchain, Inc.(x)*	20,382	431,487
Sailpoint Technologies Holdings, Inc.*	17,426	891,863
Samsara, Inc., Class A(x)*	334,978	5,366,348
Sapiens International Corp. NV(x)	5,990	152,086
ShotSpotter, Inc.*	1,770	49,064
Sprout Social, Inc., Class A*	8,617	690,394
SPS Commerce, Inc.*	6,880	902,656
Stronghold Digital Mining, Inc., Class A(x)*	1,253	7,330
Sumo Logic, Inc.*	17,006	198,460
Telos Corp.*	7,440	74,177
Tenable Holdings, Inc.*	17,601	1,017,162
Upland Software, Inc.*	5,717	100,676
UserTesting, Inc.(x)*	838	8,958
Varonis Systems, Inc.*	20,401	969,863
Veritone, Inc.(x)*	5,351	97,816
Viant Technology, Inc., Class A(x)*	2,526	16,545
Vonage Holdings Corp.*	48,255	979,094
Weave Communications, Inc.(x)*	786	4,685
Workiva, Inc.*	8,162	963,116
Yext, Inc.*	21,907	150,939
Zuora, Inc., Class A*	21,732	325,545

		70,457,266

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.*	21,486	358,387
Avid Technology, Inc.*	6,831	238,197
Corsair Gaming, Inc.(x)*	5,257	111,238
Diebold Nixdorf, Inc.*	14,777	99,449
Eastman Kodak Co.(x)*	7,687	50,350
IonQ, Inc.(x)*	110,186	1,405,973
Turtle Beach Corp.(x)*	2,686	57,185

		2,320,779

Total Information Technology		124,574,998

Materials (2.8%)
Chemicals (1.4%)
American Vanguard Corp.	1,320	26,822
Amyris, Inc.(x)*	3,895	16,982
Aspen Aerogels, Inc.*	4,110	141,713
Avient Corp.	1,852	88,896
Balchem Corp.	6,138	839,065
Cabot Corp.	10,692	731,440
Chase Corp.	396	34,416
Danimer Scientific, Inc.(x)*	17,357	101,712
Ferro Corp.*	12,785	277,946
Ginkgo Bioworks Holdings, Inc.(x)*	172,762	696,231
Hawkins, Inc.	2,437	111,858
HB Fuller Co.	1,748	115,490
Ingevity Corp.*	7,510	481,166
Innospec, Inc.	1,410	130,495
Kronos Worldwide, Inc.	609	9,452
Livent Corp.*	30,821	803,503
Marrone Bio Innovations, Inc.(x)*	21,433	23,148
Orion Engineered Carbons SA	11,742	187,520
PureCycle Technologies, Inc.(x)*	10,807	86,456
Quaker Chemical Corp.	2,560	442,394
Sensient Technologies Corp.	4,147	348,141
Stepan Co.	290	28,655
Tredegar Corp.	3,957	47,444
Trinseo plc	7,365	352,931
Zymergen, Inc.(x)*	210,568	608,541

		6,732,417

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	36	4,178

Containers & Packaging (0.1%)
Greif, Inc., Class A	608	39,556
Greif, Inc., Class B	221	14,091
Myers Industries, Inc.	3,084	66,614
O-I Glass, Inc.*	29,422	387,782
Ranpak Holdings Corp.*	1,344	27,458
UFP Technologies, Inc.*	115	7,610

		543,111

Metals & Mining (1.3%)
Allegheny Technologies, Inc.*	14,727	395,273
Century Aluminum Co.*	662	17,417
Coeur Mining, Inc.*	33,874	150,739
Compass Minerals International, Inc.	6,492	407,633
Gatos Silver, Inc.(x)*	7,990	34,517
Hecla Mining Co.	29,677	194,978
Kaiser Aluminum Corp.	355	33,427
Materion Corp.	1,486	127,409
MP Materials Corp.(x)*	75,402	4,323,551
Novagold Resources, Inc.*	44,800	346,304
Perpetua Resources Corp.(x)*	6,569	26,933
PolyMet Mining Corp.*	2,135	8,945
Ryerson Holding Corp.	1,941	67,974
Schnitzer Steel Industries, Inc., Class A	445	23,113
Warrior Met Coal, Inc.	1,064	39,485

		6,197,698

Total Materials		13,477,404

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)	435	111,460
CatchMark Timber Trust, Inc. (REIT), Class A	7,102	58,237
Clipper Realty, Inc. (REIT)	2,247	20,380
Community Healthcare Trust, Inc. (REIT)	2,812	118,695
EastGroup Properties, Inc. (REIT)	7,702	1,565,663
Gladstone Commercial Corp. (REIT)	2,331	51,329
Gladstone Land Corp. (REIT)(x)	3,460	126,013
Indus Realty Trust, Inc. (REIT)(x)	892	65,196
Innovative Industrial Properties, Inc. (REIT)	2,363	485,360
National Storage Affiliates Trust (REIT)	15,557	976,357
Necessity Retail REIT, Inc. (The) (REIT)	747	5,909
NexPoint Residential Trust, Inc. (REIT)	821	74,145
Outfront Media, Inc. (REIT)	5,445	154,801
Phillips Edison & Co., Inc. (REIT)(x)	2,410	82,880
PS Business Parks, Inc. (REIT)	3,216	540,545
Ryman Hospitality Properties, Inc. (REIT)*	9,377	869,904
Safehold, Inc. (REIT)	2,616	145,057
Saul Centers, Inc. (REIT)	2,009	105,874
Tanger Factory Outlet Centers, Inc. (REIT)	5,590	96,092
UMH Properties, Inc. (REIT)	7,283	179,089
Universal Health Realty Income Trust (REIT)	2,253	131,508

		5,964,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (1.9%)
Cushman & Wakefield plc*	26,325	$539,926
Douglas Elliman, Inc.	2,127	15,527
eXp World Holdings, Inc.(x)	11,920	252,346
Fathom Holdings, Inc.(x)*	1,312	14,038
Forestar Group, Inc.*	955	16,961
Marcus & Millichap, Inc.	516	27,183
Newmark Group, Inc., Class A	32,185	512,385
Opendoor Technologies, Inc.(x)*	149,968	1,297,223
Rafael Holdings, Inc., Class B*	2,155	5,409
Redfin Corp.(x)*	186,886	3,371,424
RMR Group, Inc. (The), Class A	318	9,890
St Joe Co. (The)	6,335	375,285
WeWork, Inc.(x)*	387,751	2,644,462

		9,082,059

Total Real Estate		15,046,553

Utilities (0.2%)
Electric Utilities (0.0%)
Via Renewables, Inc.(x)	2,357	19,422

Independent Power and Renewable Electricity Producers (0.1%)
Clearway Energy, Inc., Class A	1,660	55,311
Clearway Energy, Inc., Class C	3,937	143,740
Sunnova Energy International, Inc.*	2,350	54,191

		253,242

Water Utilities (0.1%)
American States Water Co.	3,619	322,163
Cadiz, Inc.(x)*	221	457
Global Water Resources, Inc.	2,614	43,497
Middlesex Water Co.	1,239	130,306
Pure Cycle Corp.*	3,360	40,387
York Water Co. (The)	1,406	63,228

		600,038

Total Utilities		872,702

Total Common Stocks (99.3%) (Cost $507,559,606)		483,927,478

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR (r)(x)*	2,595	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	90	—

Total Rights (0.0%) (Cost $7,785)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Internet & Direct Marketing Retail (0.0%)
BARK, Inc., expiring 8/29/25*	41,156	26,620

Total Consumer Discretionary		26,620

Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26*	10,119	20,643

Total Health Care		20,643

Total Warrants (0.0%) (Cost $—)		47,263

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	4,000,000	4,000,000
JPMorgan Prime Money Market Fund, IM Shares	634,153	634,280

Total Investment Companies		4,634,280

	Principal Amount	Value (Note 1)
Repurchase Agreements (12.4%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $10,000,081, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $10,200,002.(xx)	$10,000,000	10,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $17,649,429, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 11/15/51; total market value $18,002,292.(xx)	17,649,306	17,649,306
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $4,000,034, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27- 11/15/50; total market value $4,081,668.(xx)	4,000,000	4,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $5,200,455, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $5,750,153.(xx)	5,200,000	5,200,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $5,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $5,100,086.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $5,000,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $5,100,001.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $13,500,150, collateralized by various Common Stocks; total market value $15,635,542.(xx)	$13,500,000	$13,500,000

Total Repurchase Agreements		60,349,306

Total Short-Term Investments (13.3%) (Cost $64,983,586)		64,983,586

Total Investments in Securities (112.6%) (Cost $572,550,977)		548,958,327
Other Assets Less Liabilities (-12.6%)		(61,396,692)

Net Assets (100%)		$487,561,635

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $176,980 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs. (x) All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $81,908,744. This was collateralized by $21,962,029 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/12/22 – 2/15/52 and by cash of $64,349,306 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	12	6/2022	USD	1,239,840	14,135

					14,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$23,932,593	$—	$—		$23,932,593
Consumer Discretionary	73,951,651	4,531,003	—		78,482,654
Consumer Staples	11,378,227	—	—		11,378,227
Energy	8,444,298	—	—		8,444,298
Financials	26,720,384	—	2,998,458		29,718,842
Health Care	131,756,654	1,581,925	—		133,338,579
Industrials	44,660,628	—	—		44,660,628
Information Technology	124,574,998	—	—		124,574,998
Materials	13,477,404	—	—		13,477,404
Real Estate	15,046,553	—	—		15,046,553
Utilities	872,702	—	—		872,702
Futures	14,135	—	—		14,135
Rights
Health Care	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Companies	4,634,280	—	—		4,634,280
Repurchase Agreements	—	60,349,306	—		60,349,306
Warrants
Consumer Discretionary	26,620	—	—		26,620
Health Care	—	20,643	—		20,643

Total Assets	$479,491,127	$66,482,877	$2,998,458		$548,972,462

Total Liabilities	$—	$—	$—		$—

Total	$479,491,127	$66,482,877	$2,998,458		$548,972,462

(a)	A security with a market value of $644,918 transferred from Level 3 to Level 1 at the end of the period due to observable market inputs.

(b)	Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,154,764
Aggregate gross unrealized depreciation	(120,761,423)

Net unrealized depreciation	$(27,606,659)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$576,579,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.9%)
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
1.391%, 1/16/30(l)§	$300,000	$298,731
CIT Mortgage Loan Trust,
Series 2007-1 1M1
1.957%, 10/25/37(l)§	200,000	201,588
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
1.147%, 10/25/35(l)	100,000	94,312
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
1.507%, 9/25/34(l)	28,283	28,110
Series 2007-1 1A
0.597%, 7/25/37(l)	78,494	72,741
Series 2007-6 1A
0.657%, 9/25/37(l)	15,831	14,975
Series 2007-8 1A1
0.647%, 11/25/37(l)	163,813	152,573
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
0.677%, 7/25/37(l)§	317,929	243,325
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
1.197%, 8/25/47(l)	41,026	40,417
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 A
1.577%, 9/15/37(l)§	100,000	98,726
GSAA Trust,
Series 2006-7 AF4A
6.720%, 3/25/46(e)	22,258	14,783
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
0.677%, 4/25/37(l)	23,124	19,419
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
0.617%, 5/25/37(l)	8,646	8,581
Lehman XS Trust,
Series 2007-20N A1
1.607%, 12/25/37(l)	147,065	147,659
LoanCore Issuer Ltd.,
Series 2019-CRE2 A
1.527%, 5/15/36(l)§	29,875	29,671
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
0.577%, 8/25/36(l)	70,244	33,738
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
0.607%, 10/25/36(l)	115,698	44,800
Mountain View CLO X Ltd.,
Series 2015-10A AR
1.064%, 10/13/27(l)§	68,237	68,184
New Century Home Equity Loan Trust,
Series 2004-4 M1
1.222%, 2/25/35(l)	58,296	56,470
Option One Mortgage Loan Trust,
Series 2004-3 M2
1.312%, 11/25/34(l)	14,355	14,016
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1
1.159%, 10/24/27(l)§	162,182	162,103
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
0.777%, 7/25/36(l)	169,311	73,247
Series 2006-HE2 A2C
0.757%, 7/25/36(l)	49,719	24,639
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
0.657%, 6/25/37(l)	114,276	92,985
Series 2007-OPT2 2A3
0.637%, 7/25/37(l)	58,586	55,029
STWD Ltd.,
Series 2019-FL1 A
1.499%, 7/15/38(l)§	263,039	262,072
TICP CLO III-2 Ltd.,
Series 2018-3R A
1.094%, 4/20/28(l)§	123,935	123,855

Total Asset- Backed Securities		2,476,749

Collateralized Mortgage Obligations (1.5%)
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35	38,498	27,459
Series 2006-HY11 A1
0.697%, 6/25/36(l)	86,291	84,225
Series 2007-1T1 1A1
6.000%, 3/25/37	154,146	80,941
Series 2007-4CB 1A35
6.000%, 4/25/37	34,058	33,225
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)	46,273	44,892
Angel Oak Mortgage Trust,
Series 2020-4 A1
1.469%, 6/25/65(l)§	92,854	91,445
CHL Mortgage Pass- Through Trust,
Series 2007-1 A1
6.000%, 3/25/37	48,221	32,181
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
3.218%, 3/25/37(l)	50,411	48,667
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34	6,540	6,389
CSMC Trust,
Series 2007-4R 1A1
3.779%, 10/26/36(l)§	3,703	3,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2015-3R 5A2
0.607%, 9/29/36(l)§		$140,269	$137,098
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
1.029%, 10/19/45(l)		43,160	41,894
GNMA,
Series 2016-H17 FC
0.936%, 8/20/66(l)		175,023	176,009
GSR Mortgage Loan Trust,
Series 2004-12 3A6
2.438%, 12/25/34(l)		4,791	4,662
Series 2005-AR4 6A1
3.024%, 7/25/35(l)		19,347	19,719
Hawksmoor Mortgages,
Series 2019-1A A
1.551%, 5/25/53(l)§	GBP	272,866	358,869
Homeward Opportunities Fund I Trust,
Series 2020-2 A1
1.657%, 5/25/65(l)§		$60,478	60,080
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
0.917%, 3/25/36(l)		70,245	68,081
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
2.248%, 4/25/35(l)		8,376	8,842
Lehman Mortgage Trust,
Series 2005-3 4A1
5.135%, 1/25/36(l)		7,883	8,005
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		46,459	47,503
RALI Trust,
Series 2007-QH8 A
1.016%, 10/25/37(l)		31,441	30,503
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		120,148	60,558
Residential Mortgage Securities 32 plc,
Series 32A A
1.874%, 6/20/70(l)§	GBP	154,890	204,361
Sequoia Mortgage Trust,
Series 6 A
1.089%, 4/19/27(l)		$54,444	53,171
Stratton Mortgage Funding plc,
Series 2019-1 A
1.701%, 5/25/51(l)(m)	GBP	212,467	279,512
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		$27,172	23,187

Total Collateralized Mortgage Obligations			2,034,932

Commercial Mortgage-Backed Securities (0.1%)
AREIT Trust,
Series 2020-CRE4 A
2.784%, 4/15/37(l)§		30,697	30,640
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
2.450%, 12/15/31(l)§		106,046	104,597

Total Commercial Mortgage-Backed Securities			135,237

Corporate Bonds (7.9%)
Communication Services (0.5%)
Media (0.5%)
U.K. Treasury Inflation Linked Bonds
2.500%, 7/17/24	GBP	130,000	636,661

Total Communication Services			636,661

Financials (7.4%)
Banks (0.6%)
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/53	DKK	2,754,055	334,056
1.500%, 10/1/53		100,000	13,168
Series cc2
1.000%, 10/1/50(m)		3,173,067	411,208
Series CC2
0.500%, 10/1/43		286,052	36,630

			795,062

Consumer Finance (0.1%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		$200,000	200,500

Thrifts & Mortgage Finance (6.7%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43	DKK	669,200	85,644
1.000%, 10/1/50(m)		264,690	34,349
Series CCE
1.000%, 10/1/50		177,700	22,635
1.000%, 10/1/53		2,184,552	273,844
Nykredit Realkredit A/S
Series 01E
0.500%, 10/1/43(m)		3,531,430	452,529
0.500%, 10/1/53(m)		1,377,607	167,120
1.000%, 10/1/53(m)		12,518,755	1,593,339
2.000%, 10/1/53(m)		1,900,000	261,798
Series 01EE
1.000%, 10/1/50(m)		206,152	26,250
1.500%, 10/1/53(m)		11,691,884	1,559,716
Series CCE
1.000%, 10/1/50(m)		13,416,919	1,737,499
Realkredit Danmark A/S
1.000%, 10/1/53(m)		5,759,965	723,506
Series 23S
1.500%, 10/1/53(m)		989,192	132,358
Series 27S
1.500%, 10/1/53(m)		7,485,049	987,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Series CCS
1.000%, 10/1/50(m)	DKK	7,776,822	$1,008,575

			9,066,427

Total Financials			10,061,989

Total Corporate Bonds			10,698,650

Foreign Government Securities (63.6%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%),
39.551%, 4/3/22(k)(r)	ARS	250,000	1,261
Bonos and Obligaciones del Estado
1.900%, 10/31/52(m)(z)	EUR	400,000	421,962
3.450%, 7/30/66(m)(z)		100,000	143,974
Bonos de la Tesoreria
5.940%, 2/12/29	PEN	400,000	105,312
6.150%, 8/12/32		500,000	130,962
Buoni Poliennali del Tesoro
2.600%, 9/15/23 TIPS(m)	EUR	767,411	946,709
2.350%, 9/15/24 TIPS(m)		624,568	789,876
1.400%, 5/26/25 TIPS(m)		3,506,590	4,219,562
1.300%, 5/15/28 TIPS(m)		3,191,334	4,067,974
0.400%, 5/15/30 TIPS(m)		2,879,442	3,458,250
0.100%, 5/15/33 TIPS(m)		2,151,093	2,475,322
2.550%, 9/15/41 TIPS(m)		484,878	808,725
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	706,125	770,781
2.000%, 12/1/41 TIPS		261,558	267,644
1.500%, 12/1/44 TIPS		163,569	156,789
1.250%, 12/1/47 TIPS		471,896	437,369
0.500%, 12/1/50 TIPS		279,783	222,622
Commonwealth of Australia
3.000%, 9/20/25 TIPS(m)	AUD	2,791,202	2,328,480
1.250%, 8/21/40 TIPS(m)		339,480	273,948
French Republic
0.250%, 7/25/24 TIPS(m)	EUR	1,343,244	1,639,524
0.100%, 3/1/25 TIPS(m)		709,632	857,732
0.100%, 3/1/26 TIPS(m)		2,200,000	2,724,215
1.850%, 7/25/27 TIPS(m)		1,531,348	2,111,451
0.100%, 7/25/31 TIPS(m)		1,262,172	1,651,952
0.100%, 7/25/36 TIPS(m)		1,777,448	2,403,698
1.800%, 7/25/40 TIPS(m)		504,800	906,710
Series OATe
0.100%, 3/1/29 TIPS(m)		1,909,026	2,447,380
Series OATi
0.100%, 3/1/28 TIPS(m)		858,728	1,075,204
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	132,861,300	1,134,146
0.100%, 3/10/28 TIPS		172,691,100	1,489,040
0.100%, 3/10/29 TIPS		121,058,400	1,046,319
0.005%, 3/10/31 TIPS		30,354,300	262,729
Series 20
0.100%, 3/10/25 TIPS		13,299,000	112,869
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,264,936	518,653
Kingdom of Spain
0.650%, 11/30/27 TIPS(m)	EUR	988,443	1,256,795
1.000%, 11/30/30 TIPS(m)		1,155,399	1,544,588
0.700%, 11/30/33 TIPS(m)		108,213	143,078
Kingdom of Sweden
0.250%, 6/1/22 TIPS(m)	SEK	700,000	85,676
1.000%, 6/1/25 TIPS(m)(x)		4,300,000	565,018
0.125%, 6/1/26 TIPS		6,950,000	900,443
0.125%, 12/1/27 TIPS		500,000	65,261
Mexican Udibonos
4.500%, 11/22/35 TIPS	MXN	2,175,415	117,151
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	470,520	341,760
2.500%, 9/20/35 TIPS(m)		114,820	91,873
2.500%, 9/20/40 TIPS(m)		340,860	278,411
U.K. Treasury Bonds
0.125%, 1/30/26(m)(z)	GBP	800,000	1,002,042
0.375%, 10/22/26(m)(z)		2,700,000	3,377,812
0.625%, 10/22/50(m)(z)		200,000	196,314
0.500%, 10/22/61(m)		400,000	351,470
U.K. Treasury Inflation Linked Bonds
0.125%, 8/10/28 TIPS(m)		910,208	1,467,165
0.125%, 8/10/31 TIPS(m)		3,733,142	6,417,183
1.250%, 11/22/32 TIPS(m)		1,580,213	3,078,730
0.125%, 11/22/36 TIPS(m)		305,458	579,979
0.625%, 3/22/40 TIPS(m)		293,456	628,501
0.125%, 8/10/41 TIPS(m)		283,605	582,010
0.625%, 11/22/42 TIPS(m)		224,297	507,105
0.125%, 3/22/44 TIPS(m)		1,179,468	2,490,627
0.125%, 3/22/46 TIPS(m)		1,181,872	2,576,669
0.750%, 11/22/47 TIPS(m)		1,146,840	2,895,115
0.125%, 8/10/48 TIPS(m)		554,947	1,260,634
0.500%, 3/22/50 TIPS(m)		44,663	112,558
0.125%, 3/22/51 TIPS(m)		216,042	510,642
0.250%, 3/22/52 TIPS(m)		770,461	1,905,410
1.250%, 11/22/55 TIPS(m)		563,293	1,831,609

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
0.125%, 11/22/56 TIPS(m)	GBP	365,817	$942,961
0.125%, 3/22/58 TIPS(m)		275,626	725,210
0.375%, 3/22/62 TIPS(m)		456,687	1,367,936
0.125%, 11/22/65 TIPS(m)		628,238	1,898,437
0.125%, 3/22/68 TIPS(m)		413,507	1,332,061

Total Foreign Government Securities			85,837,378

U.S. Treasury Obligations (53.7%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		$1,924,074	2,136,644
2.000%, 1/15/26 TIPS		419,290	469,965
1.750%, 1/15/28 TIPS		1,203,792	1,378,612
3.875%, 4/15/29 TIPS		855,110	1,131,719
2.125%, 2/15/40 TIPS		546,323	776,129
2.125%, 2/15/41 TIPS		1,168,285	1,666,701
0.750%, 2/15/42 TIPS		1,356,211	1,563,178
0.625%, 2/15/43 TIPS		336,287	377,626
1.375%, 2/15/44 TIPS(z)		1,845,700	2,392,501
0.750%, 2/15/45 TIPS		1,707,320	1,980,352
1.000%, 2/15/46 TIPS(z)		2,230,733	2,744,845
0.875%, 2/15/47 TIPS		142,092	172,173
1.000%, 2/15/48 TIPS		575,756	723,008
0.125%, 2/15/51 TIPS		604,733	629,786
0.125%, 2/15/52 TIPS		504,980	532,603
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS(z)		3,683,207	3,698,127
0.125%, 1/15/23 TIPS(z)		5,328,881	5,515,948
0.625%, 4/15/23 TIPS(z)		3,961,545	4,128,609
0.625%, 1/15/24 TIPS		1,325,423	1,393,725
0.500%, 4/15/24 TIPS		1,984,237	2,084,726
0.125%, 10/15/24 TIPS(z)		2,082,058	2,178,325
0.250%, 1/15/25 TIPS		949,608	996,275
0.125%, 4/15/25 TIPS		1,088,450	1,137,445
0.125%, 10/15/25 TIPS		216,710	227,363
0.625%, 1/15/26 TIPS(z)		2,579,441	2,751,098
0.125%, 4/15/26 TIPS		643,236	672,562
0.125%, 7/15/26 TIPS		1,325,388	1,393,551
0.125%, 10/15/26 TIPS		720,209	757,339
0.375%, 1/15/27 TIPS(z)		2,537,280	2,692,244
0.375%, 7/15/27 TIPS		678,105	723,127
0.500%, 1/15/28 TIPS(z)		2,827,819	3,029,030
0.750%, 7/15/28 TIPS(z)		2,822,501	3,092,655
0.875%, 1/15/29 TIPS		1,302,737	1,440,479
0.250%, 7/15/29 TIPS(z)		2,602,716	2,778,087
0.125%, 1/15/30 TIPS(z)		4,371,000	4,619,682
0.125%, 7/15/30 TIPS		581,177	618,382
0.125%, 7/15/31 TIPS(z)		5,695,961	6,083,888
0.125%, 1/15/32 TIPS(z)		1,724,191	1,843,177

Total U.S. Treasury Obligations			72,531,686

Total Long-Term Debt Securities (128.7%) (Cost $173,871,412)			173,714,632

SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $62,775, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $64,030.(xx)		62,775	62,775

Total Short-Term Investment (0.0%) (Cost $62,775)			62,775

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bobl 05/20/2022 at EUR 132.75, European Style Notional Amount: EUR 4,200,000 Exchange Traded*		42	4,646

Total Options Purchased (0.0%) (Cost $53,947)			4,646

Total Investments in Securities (128.7%) (Cost $173,988,134)			173,782,053
Other Assets Less Liabilities (-28.7%)			(38,749,464)

Net Assets (100%)			$135,032,589

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $2,526,302 or 1.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $87,473,051 or 64.8% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $60,332. This was collateralized by cash of $62,775 which was subsequently invested in joint repurchase agreements.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Glossary:

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

SEK — Swedish Krona

SONIA — Sterling Over Night Index Average

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.0	%#
Australia	1.9
Canada	1.4
Cayman Islands	0.8
Denmark	7.7
France	11.7
Germany	0.0	#
Italy	12.4
Japan	3.0
Mexico	0.1
New Zealand	0.5
Peru	0.2
Spain	2.6
Sweden	1.2
United Kingdom	29.3
United States	55.9
Cash and Other	(28.7)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Ultra Bond	5	6/2022	USD	885,625	14,776
3 Month Euro EURIBOR	36	3/2023	EUR	9,886,058	(97,712)

					(82,936)

Short Contracts
Euro-Bobl	(82)	6/2022	EUR	(11,689,213)	198,987
Euro-BTP	(37)	6/2022	EUR	(5,661,201)	246,383
Euro-Bund	(25)	6/2022	EUR	(4,387,941)	72,894
Euro-Buxl	(6)	6/2022	EUR	(1,235,903)	50,911
Euro-OAT	(7)	6/2022	EUR	(1,173,256)	31,353
Euro-Schatz	(109)	6/2022	EUR	(13,352,565)	103,567
Long Gilt	(4)	6/2022	GBP	(637,015)	7,740
Short-Term Euro-BTP	(26)	6/2022	EUR	(3,191,775)	36,874
U.S. Treasury 2 Year Note	(22)	6/2022	USD	(4,662,281)	8,060
U.S. Treasury 5 Year Note	(27)	6/2022	USD	(3,096,563)	11,300
U.S. Treasury 10 Year Note	(3)	6/2022	USD	(368,625)	10,426
U.S. Treasury 10 Year Ultra Note	(35)	6/2022	USD	(4,741,406)	89,810
U.S. Treasury Long Bond	(24)	6/2022	USD	(3,601,500)	109,278

					977,583

					894,647

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	1,040,000	USD	154,222	Bank of America	4/1/2022	446
DKK	27,625,116	USD	4,067,386	Deutsche Bank AG	4/1/2022	40,988
DKK	1,250,000	USD	184,695	JPMorgan Chase Bank	4/1/2022	1,204
USD	7,810,218	DKK	50,245,895	Bank of America	4/1/2022	337,709
USD	239,216	DKK	1,575,000	Barclays Bank plc	4/1/2022	4,984
USD	435,301	DKK	2,855,000	Deutsche Bank AG	4/1/2022	10,709
USD	6,735,712	DKK	43,275,000	Goldman Sachs Bank USA	4/1/2022	299,906
USD	415,881	DKK	2,670,000	JPMorgan Chase Bank	4/1/2022	18,801
AUD	360,000	USD	259,704	Deutsche Bank AG	4/4/2022	9,684
BRL	535,000	USD	106,555	Goldman Sachs Bank USA**	4/4/2022	5,816
CAD	245,000	USD	193,222	Bank of America	4/4/2022	2,754
EUR	1,051,000	USD	1,145,736	Bank of America	4/4/2022	16,933
EUR	264,000	USD	290,459	Barclays Bank plc	4/4/2022	1,590
EUR	339,000	USD	372,077	Goldman Sachs Bank USA	4/4/2022	2,941
EUR	238,000	USD	262,040	JPMorgan Chase Bank	4/4/2022	1,247
GBP	436,000	USD	569,349	Deutsche Bank AG	4/4/2022	3,403
NOK	6,415,000	USD	726,970	Barclays Bank plc	4/4/2022	1,689
USD	3,131,199	EUR	2,784,173	Barclays Bank plc	4/4/2022	51,207
USD	621,477	EUR	560,000	Goldman Sachs Bank USA	4/4/2022	1,977
USD	35,036,637	EUR	31,181,372	JPMorgan Chase Bank	4/4/2022	542,244
USD	308,932	GBP	232,000	Bank of America	4/4/2022	4,165
USD	44,541,868	GBP	33,295,000	Barclays Bank plc	4/4/2022	803,891
USD	5,346,069	JPY	615,334,125	Barclays Bank plc	4/4/2022	291,575
USD	23,336	JPY	2,700,000	Deutsche Bank AG	4/4/2022	1,157
USD	141,378	JPY	16,300,000	Goldman Sachs Bank USA	4/4/2022	7,486
USD	70,682	NOK	610,000	Barclays Bank plc	4/4/2022	1,394
PEN	96,094	USD	25,849	Bank of America**	4/11/2022	261
PEN	96,094	USD	25,436	Goldman Sachs Bank USA**	4/18/2022	657
USD	1,077,454	AUD	1,439,099	Bank of America	5/3/2022	205
USD	1,917,577	CAD	2,393,703	Bank of America	5/3/2022	3,125
USD	37,089,838	EUR	33,218,545	Bank of America	5/3/2022	310,444
USD	1,467,181	NZD	2,117,000	Bank of America	5/3/2022	645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,610,177	SEK	14,998,148	Barclays Bank plc	5/3/2022	14,202
USD	4,235,101	JPY	513,743,276	Barclays Bank plc	5/6/2022	12,359
USD	1,141,693	DKK	7,625,000	Barclays Bank plc	7/1/2022	3,703

Total unrealized appreciation						2,811,501

DKK	5,005,000	USD	766,445	Bank of America	4/1/2022	(22,107)
DKK	6,415,000	USD	978,238	Deutsche Bank AG	4/1/2022	(24,207)
DKK	865,000	USD	135,338	Goldman Sachs Bank USA	4/1/2022	(6,696)
USD	159,874	DKK	1,080,000	JPMorgan Chase Bank	4/1/2022	(743)
AUD	1,439,099	USD	1,077,127	Bank of America	4/4/2022	(249)
CHF	637,000	USD	695,070	Goldman Sachs Bank USA	4/4/2022	(5,713)
EUR	1,119,000	USD	1,251,048	Bank of America	4/4/2022	(13,154)
EUR	128,000	USD	141,992	Barclays Bank plc	4/4/2022	(392)
GBP	292,000	USD	391,228	Bank of America	4/4/2022	(7,643)
GBP	1,087,000	USD	1,457,428	Barclays Bank plc	4/4/2022	(29,490)
GBP	709,000	USD	948,429	Goldman Sachs Bank USA	4/4/2022	(17,052)
JPY	58,500,000	USD	482,001	Bank of America	4/4/2022	(1,469)
JPY	24,200,000	USD	210,888	Deutsche Bank AG	4/4/2022	(12,104)
JPY	36,900,000	USD	309,580	JPMorgan Chase Bank	4/4/2022	(6,475)
USD	124,417	AUD	171,000	Bank of America	4/4/2022	(3,542)
USD	2,029,168	AUD	2,820,957	JPMorgan Chase Bank	4/4/2022	(81,754)
USD	103,001	BRL	535,000	Goldman Sachs Bank USA**	4/4/2022	(9,369)
USD	2,702,150	CAD	3,458,752	Bank of America	4/4/2022	(64,520)
USD	1,333,221	EUR	1,208,000	Bank of America	4/4/2022	(3,129)
USD	307,183	EUR	278,000	Barclays Bank plc	4/4/2022	(354)
USD	380,442	EUR	346,000	JPMorgan Chase Bank	4/4/2022	(2,321)
USD	1,417,264	NZD	2,117,000	Deutsche Bank AG	4/4/2022	(49,923)
USD	1,586,016	SEK	14,955,805	Barclays Bank plc	4/4/2022	(4,621)
USD	25,441	PEN	96,094	Goldman Sachs Bank USA**	4/11/2022	(668)
EUR	1,249,000	USD	1,390,914	Barclays Bank plc	5/3/2022	(8,028)
GBP	3,499,000	USD	4,597,524	Deutsche Bank AG	5/4/2022	(1,944)
USD	40,712,913	GBP	31,003,000	Barclays Bank plc	5/4/2022	(6,365)
USD	116,635	MXN	2,448,000	JPMorgan Chase Bank	5/4/2022	(5,795)
USD	9,269,816	DKK	62,427,607	Deutsche Bank AG	7/1/2022	(47,163)
USD	318,078	PEN	1,285,545	Bank of America**	7/26/2022	(27,690)

Total unrealized depreciation						(464,680)

Net unrealized appreciation						2,346,821

**	Non-deliverable forward.

Written Call Options Contracts as of March 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
1 Year Mid-Curve 3 Month SONIA Index	Exchange Traded	8	GBP	(2,000,000)	GBP	98.80	4/14/2022	—
Euro-Bobl	Exchange Traded	84	EUR	(8,400,000)	EUR	134.00	5/20/2022	(4,646)

								(4,646)

Written Put Options Contracts as of March 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bobl	Exchange Traded	21	EUR	(2,100,000)	EUR	131.50	4/22/2022	(63,073)

Total Written Options Contracts (Premiums Received ($71,938))								(67,719)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,476,749	$—	$2,476,749
Collateralized Mortgage Obligations	—	2,034,932	—	2,034,932
Commercial Mortgage-Backed Securities	—	135,237	—	135,237
Corporate Bonds
Communication Services	—	636,661	—	636,661
Financials	—	10,061,989	—	10,061,989
Foreign Government Securities	—	85,836,117	1,261	85,837,378
Forward Currency Contracts	—	2,811,501	—	2,811,501
Futures	992,359	—	—	992,359
Options Purchased
Call Options Purchased	4,646	—	—	4,646
Short-Term Investment
Repurchase Agreement	—	62,775	—	62,775
U.S. Treasury Obligations	—	72,531,686	—	72,531,686

Total Assets	$997,005	$176,587,647	$1,261	$177,585,913

Liabilities:
Forward Currency Contracts	$—	$(464,680)	$—	$(464,680)
Futures	(97,712)	—	—	(97,712)
Options Written
Call Options Written	(4,646)	—	—	(4,646)
Put Options Written	(63,073)	—	—	(63,073)

Total Liabilities	$(165,431)	$(464,680)	$—	$(630,111)

Total	$831,574	$176,122,967	$1,261	$176,955,802

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,998,114
Aggregate gross unrealized depreciation	(5,242,763)

Net unrealized appreciation	$2,755,351

Federal income tax cost of investments in securities and derivative instruments, if applicable	$174,200,451

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.8%)
Argent Mortgage Loan Trust,
Series 2005-W1 A1
0.937%, 5/25/35(l)		$18,934	$17,332
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
1.391%, 1/16/30(l)§		300,000	298,731
Barings CLO Ltd.,
Series 2013-IA AR
1.054%, 1/20/28(l)§		229,141	228,807
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
2.632%, 1/25/35(l)		309,016	306,916
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA A1R2
1.111%, 7/15/29(l)§		412,797	412,061
C-BASS TRUST,
Series 2006-CB9 A1
0.517%, 11/25/36(l)		1,772	991
CIFC Funding Ltd.,
Series 2012-2RA A1
1.054%, 1/20/28(l)§		204,800	204,260
CIT Mortgage Loan Trust,
Series 2007-1 1A
1.807%, 10/25/37(l)§		9,588	9,633
Series 2007-1 1M1
1.957%, 10/25/37(l)§		200,000	201,588
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
0.537%, 1/25/37(l)		3,758	3,031
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3
0.707%, 3/25/37(l)		40,000	37,822
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
1.507%, 6/25/35(l)		25,000	24,392
CVC Cordatus Loan Fund III DAC,
Series 3A A1RR
0.780%, 8/15/32(l)§	EUR	500,000	547,835
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
1.197%, 8/25/47(l)		$13,675	13,472
Ellington Loan Acquisition Trust,
Series 2007-1 A1
1.557%, 5/25/37(l)§		23,024	22,959
FHLMC Structured Pass-Through Certificates,
Series T-32 A1
0.717%, 8/25/31(l)		643	633
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
1.162%, 11/25/36(l)		100,000	97,609
Fremont Home Loan Trust,
Series 2006-C 1A1
0.592%, 10/25/36(l)		33,445	31,666
GSAMP Trust,
Series 2007-FM1 A2A
0.527%, 12/25/36(l)		2,932	1,630
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
0.597%, 7/25/36(l)		18,775	7,065
LCM XXV Ltd.,
Series 25A AR
1.375%, 7/20/30(l)§		300,000	299,286
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)		34,625	26,016
Lehman XS Trust,
Series 2006-7 1A1A
0.777%, 5/25/36(l)		27,850	27,853
Series 2006-8 3A4
6.900%, 6/25/36(e)		16,514	15,852
Series 2007-20N A1
1.607%, 12/25/37(l)		32,679	32,811
LoanCore Issuer Ltd.,
Series 2019-CRE2 A
1.527%, 5/15/36(l)§		29,876	29,671
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
0.617%, 9/25/37(l)		873	431
Series 2007-HE2 A2A
0.697%, 2/25/37(l)		9,218	3,440
Midocean Credit CLO V,
Series 2016-5A AR
1.368%, 7/19/28(l)§		455,756	455,067
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D
0.677%, 10/25/36(l)		742,186	398,610
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
0.507%, 11/25/36(l)		341	134
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
1.162%, 1/25/36(l)		40,418	40,155
OZLM XXIV Ltd.,
Series 2019-24A A1AR
1.414%, 7/20/32(l)§		200,000	198,716
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1
1.159%, 10/24/27(l)§		81,091	81,052
Series 2021-2A A1
1.280%, 5/20/29(l)§		232,177	231,801
Park Place Securities, Inc.,
Series 2005-WCW1 M2
1.162%, 9/25/35(l)		22,441	22,344
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3
1.507%, 10/25/34(l)		123,238	121,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-WHQ4 M2
1.192%, 9/25/35(l)	$19,919	$19,787
RAAC Trust,
Series 2006-SP3 M1
0.967%, 8/25/36(l)	2,016	2,013
Renaissance Home Equity Loan Trust,
Series 2002-3 A
1.217%, 12/25/32(l)	1,942	1,870
Saxon Asset Securities Trust,
Series 2007-3 1A
0.767%, 9/25/37(l)	43,372	42,395
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
0.777%, 7/25/36(l)	169,311	73,247
Series 2007-HE1 A2A
0.577%, 12/25/36(l)	10,600	3,000
SLM Student Loan Trust,
Series 2008-9 A
1.758%, 4/25/23(l)	64,321	64,301
Soundview Home Loan Trust,
Series 2006-NLC1 A1
0.517%, 11/25/36(l)§	1,772	646
Series 2007-WMC1 3A1
0.567%, 2/25/37(l)	547,007	174,752
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
1.731%, 4/25/35(l)	3,253	3,227
STWD Ltd.,
Series 2019-FL1 A
1.499%, 7/15/38(l)§	175,359	174,715
THL Credit Wind River CLO Ltd.,
Series 2019-3A AR
1.321%, 4/15/31(l)§	200,000	198,202
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28	4,375	4,586
Vibrant CLO VI Ltd.,
Series 2017-6A AR
1.878%, 6/20/29(l)§	206,452	205,904

Total Asset-Backed Securities		5,422,051

Collateralized Mortgage Obligations (2.8%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
0.937%, 7/25/37(l)	25,217	23,304
Alternative Loan Trust,
Series 2005-62 2A1
1.141%, 12/25/35(l)	965	875
Series 2006-OA11 A1B
0.837%, 9/25/46(l)	56,554	55,382
Series 2006-OA19 A1
0.629%, 2/20/47(l)	8,429	6,851
Series 2006-OC5 2A2B
0.677%, 6/25/46(l)	16	80
Series 2007-1T1 1A1
6.000%, 3/25/37	102,763	53,960
Series 2007-4CB 1A35
6.000%, 4/25/37	34,056	33,224
Series 2007-OA7 A1A
0.817%, 5/25/47(l)	3,414	3,104
American Home Mortgage Investment Trust,
Series 2005-2 4A1
2.329%, 9/25/45(l)	245	245
Banc of America Funding Trust,
Series 2006-A 1A1
2.606%, 2/20/36(l)	3,509	3,494
Series 2006-J 2A1
3.150%, 1/20/47(l)	78,347	72,820
Series 2006-J 4A1
3.482%, 1/20/47(l)	2,945	2,849
Banc of America Mortgage Trust,
Series 2005-E 2A1
2.495%, 6/25/35(l)	727	671
Series 2006-A 2A1
2.712%, 2/25/36(l)	4,299	4,216
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
2.874%, 9/25/35(l)	22,639	16,600
Series 2006-2 23A1
3.322%, 3/25/36(l)	9,959	8,871
Bear Stearns ARM Trust,
Series 2004-10 13A1
2.710%, 1/25/35(l)	3,344	3,374
Series 2005-1 2A1
2.923%, 3/25/35(l)	4,828	4,758
Series 2005-9 A1
2.380%, 10/25/35(l)	5,391	5,464
Series 2006-2 3A2
2.947%, 7/25/36(l)	3,438	3,317
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35	874	742
Series 2006-6 A4
6.000%, 4/25/36	11,408	7,612
Series 2006-HYB3 3A1B
2.933%, 5/20/36(l)	2,199	2,226
Series 2007-1 A1
6.000%, 3/25/37	34,443	22,986
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
2.490%, 3/25/36(l)	5,209	5,053
Series 2007-10 22AA
3.185%, 9/25/37(l)	7,421	6,994
Series 2019-C A1
3.228%, 9/25/59(e)§	136,024	135,894
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)	130,315	103,754
CSMC Trust,
Series 2007-4R 1A1
3.779%, 10/26/36(l)§	5,018	4,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
0.557%, 10/25/36(l)		$183	$155
Eurosail-UK plc,
Series 2007-3X A3A
1.972%, 6/13/45(l)(m)	GBP	35,051	45,782
Series 2007-3X A3C
1.972%, 6/13/45(l)(m)		15,576	20,344
FHLMC,
Series 278 F1
0.847%, 9/15/42 STRIPS(l)		$68,285	67,979
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1
1.341%, 10/25/44(l)		36,701	37,402
Series T-63 1A1
1.304%, 2/25/45(l)		11,408	11,534
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.134%, 6/25/34(l)		3,042	3,064
Series 2006-FA8 1A7
6.000%, 2/25/37		10,094	5,758
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.774%, 8/25/35(l)		4,280	3,162
FNMA,
Series 2003-W8 3F2
0.807%, 5/25/42(l)		900	896
Series 2004-63 FA
0.607%, 8/25/34(l)		517	511
Series 2006-30 KF
0.897%, 5/25/36(l)		235	236
Series 2006-5 3A2
1.959%, 5/25/35(l)		3,254	3,283
Series 2007-63 FC
0.807%, 7/25/37(l)		99	99
GNMA,
Series 2017-H10 FB
1.029%, 4/20/67(l)		60,168	59,900
Series 2018-H15 FG
0.382%, 8/20/68(l)		111,887	109,354
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.997%, 11/25/45(l)		5,285	4,799
Series 2006-AR4 A6A
0.817%, 9/25/46(l)		55,145	53,011
GreenPoint MTA Trust,
Series 2005-AR1 A2
0.897%, 6/25/45(l)		3,781	3,598
GSR Mortgage Loan Trust,
Series 2004-12 3A6
2.438%, 12/25/34(l)		3,593	3,497
Series 2005-AR1 1A1
2.568%, 1/25/35(l)		1,240	1,220
Series 2005-AR4 6A1
3.024%, 7/25/35(l)		2,073	2,113
Series 2005-AR6 2A1
2.908%, 9/25/35(l)		2,911	2,940
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
1.009%, 2/19/36(l)		2,019	1,224
Series 2005-2 2A1A
0.889%, 5/19/35(l)		935	890
Series 2005-9 2A1A
1.129%, 6/20/35(l)		1,905	1,859
Hawksmoor Mortgages,
Series 2019-1A A
1.551%, 5/25/53(l)§	GBP	204,649	269,152
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
2.914%, 11/25/35(l)		$1,083	1,063
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
1.237%, 5/25/34(l)		343	317
Series 2004-AR11 2A
2.948%, 12/25/34(l)		1,595	1,628
Series 2005-AR14 1A1A
1.017%, 7/25/35(l)		4,127	3,238
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
1 0.917%, 3/25/36(l)		162,768	157,755
Series 2006-A7 1A4
0.917%, 12/25/36(l)		30,088	29,183
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
2.290%, 2/25/35(l)		1,566	1,558
Series 2005-A6 2A1
2.547%, 8/25/35(l)		2,514	2,518
Series 2005-A6 4A1
2.378%, 9/25/35(l)		325	304
Series 2005-A6 7A1
3.108%, 8/25/35(l)		2,038	1,868
Series 2007-A1 1A1
2.597%, 7/25/35(l)		2,351	2,400
Series 2007-A1 3A3
2.723%, 7/25/35(l)		3,198	3,212
Series 2008-R2 1A1
2.875%, 7/27/37(l)§		9,942	9,488
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
2.755%, 11/21/34(l)		1,972	1,966
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
1.097%, 11/15/31(l)		1,331	1,341
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9 5A1
2.939%, 12/25/35(l)		1,797	1,459
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
1.992%, 6/25/36(l)		4,636	4,796
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
1 0.837%, 12/15/30(l)		1,570	1,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59(l)§		$55,002	$54,789
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§		244,766	239,414
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D
1.217%, 12/25/35(l)		152,261	151,591
RALI Trust,
Series 2005-QO1 A1
0.757%, 8/25/35(l)		1,679	1,375
Series 2007-QH8 A
1.016%, 10/25/37(l)		34,932	33,890
Residential Asset Securitization Trust,
Series 2005-A5 A3
0.857%, 5/25/35(l)		17,949	12,676
Series 2006-A10 A5
6.500%, 9/25/36		8,581	4,325
Series 2007-A6 2A1
6.500%, 6/25/37		123,634	40,385
Residential Mortgage Securities 32 plc,
Series 32A A
1.874%, 6/20/70(l)§	GBP	77,445	102,180
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		$4,616	4,377
Sequoia Mortgage Trust,
Series 2007-3 1A1
0.849%, 7/20/36(l)		10,114	9,270
Series 5 A
1.149%, 10/19/26(l)		458	451
Stratton Mortgage Funding plc,
Series 2019-1 A
1.701%, 5/25/51(l)(m)	GBP	70,822	93,171
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.459%, 2/25/34(l)		$1,451	1,447
Series 2004-19 2A1
1.541%, 1/25/35(l)		1,578	1,449
Series 2005-17 3A1
2.868%, 8/25/35(l)		1,655	1,587
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
1.109%, 10/19/34(l)		979	957
Series 2005-AR5 A1
0.949%, 7/19/35(l)		1,591	1,526
Series 2005-AR5 A2
0.949%, 7/19/35(l)		1,883	1,812
Series 2005-AR5 A3
0.949%, 7/19/35(l)		5,465	5,270
Series 2006-AR3 11A1
0.877%, 4/25/36(l)		3,623	3,386
Series 2006-AR4 2A1
0.837%, 6/25/36(l)		967	955
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
1.586%, 10/20/51(l)§	GBP	210,266	276,671
Towd Point Mortgage Trust,
Series 2019-HY2 A1
1.457%, 5/25/58(l)§		$33,817	33,817
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.341%, 11/25/42(l)		269	263
Series 2005-AR10 3A1
2.019%, 8/25/35(l)		363	351
Series 2005-AR14 2A1
2.858%, 12/25/35(l)		1,453	1,459
Series 2006-AR3 A1A
1.141%, 2/25/46(l)		1,689	1,684
Series 2006-AR7 3A
1.723%, 7/25/46(l)		10,531	10,088
Series 2007-OA4 1A
0.911%, 5/25/47(l)		4,563	4,350

Total Collateralized Mortgage Obligations			2,627,751

Commercial Mortgage-Backed Security (0.0%)
AREIT Trust,
Series 2020-CRE4 A
2.784%, 4/15/37(l)§		15,348	15,320

Total Commercial Mortgage-Backed Security			15,320

Corporate Bonds (0.8%)
Communication Services (0.0%)
Media (0.0%)
Charter Communications Operating LLC
4.464%, 7/23/22		10,000	10,000

Total Communication Services			10,000

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petrobras Global Finance BV
5.093%, 1/15/30		103,000	102,743

Total Energy			102,743

Financials (0.7%)
Banks (0.5%)
Bank of America Corp.
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28(k)(y)		20,000	20,125
UniCredit SpA
7.830%, 12/4/23§		350,000	370,841

			390,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		$200,000	$200,500

Total Financials			591,466

Information Technology (0.0%)
Software (0.0%)
VMware, Inc.
3.900%, 8/21/27		10,000	10,118

Total Information Technology			10,118

Total Corporate Bonds			714,327

Foreign Government Securities (8.9%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	2,372,105	2,854,409
0.400%, 5/15/30 TIPS(m)		746,522	896,583
0.100%, 5/15/33 TIPS(m)		512,165	589,363
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	231,857	226,936
Commonwealth of Australia
3.000%, 9/20/25 TIPS(m)	AUD	430,419	359,065
French Republic
0.100%, 3/1/26 TIPS(m)	EUR	100,000	123,828
0.100%, 7/25/31 TIPS(m)		315,543	412,988
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	70,092,270	604,375
0.100%, 3/10/29 TIPS		6,052,920	52,316
0.005%, 3/10/31 TIPS		20,236,200	175,153
Kingdom of Saudi Arabia
4.000%, 4/17/25(m)		$200,000	207,000
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	1,980,000	96,499
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	270,549	196,512
3.000%, 9/20/30 TIPS(m)		606,372	483,481
Republic of Peru
5.940%, 2/12/29§	PEN	200,000	52,656
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS(m)	GBP	308,960	436,216
Series 3MO
0.125%, 3/22/24 TIPS(m)		393,162	568,667

Total Foreign Government Securities			8,336,047

Mortgage-Backed Securities (2.8%)
FNMA UMBS
3.500%, 2/1/48		123,476	124,741
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 5/25/52 TBA		$2,500,000	2,496,680

Total Mortgage-Backed Securities			2,621,421

U.S. Treasury Obligations (103.7%)
U.S. Treasury Bonds
1.625%, 11/15/50(z)		1,040,000	854,429
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,218,207	1,365,438
2.375%, 1/15/27 TIPS		27,883	32,356
1.750%, 1/15/28 TIPS		2,603,519	2,981,614
3.625%, 4/15/28 TIPS(z)		3,476,540	4,404,881
2.500%, 1/15/29 TIPS		615,460	749,606
3.875%, 4/15/29 TIPS		1,010,740	1,337,691
2.125%, 2/15/40 TIPS		1,001,593	1,422,902
2.125%, 2/15/41 TIPS		308,119	439,570
0.750%, 2/15/42 TIPS		1,318,884	1,520,154
0.625%, 2/15/43 TIPS		660,344	741,519
1.375%, 2/15/44 TIPS		2,074,905	2,689,609
0.750%, 2/15/45 TIPS		2,268,467	2,631,237
1.000%, 2/15/46 TIPS		2,218,867	2,730,245
0.875%, 2/15/47 TIPS		1,059,868	1,284,244
1.000%, 2/15/48 TIPS		946,291	1,188,311
0.250%, 2/15/50 TIPS		273,390	291,290
0.125%, 2/15/51 TIPS		928,697	967,172
0.125%, 2/15/52 TIPS		302,988	319,562
U.S. Treasury Inflation Linked Notes
0.125%, 7/15/22 TIPS		48,903	50,238
0.125%, 1/15/23 TIPS		3,118,157	3,227,618
0.625%, 4/15/23 TIPS(z)		9,258,697	9,649,149
0.375%, 7/15/23 TIPS		2,669,923	2,801,889
0.625%, 1/15/24 TIPS		1,855,592	1,951,215
0.500%, 4/15/24 TIPS		2,563,902	2,693,748
0.125%, 10/15/24 TIPS		2,301,222	2,407,622
0.250%, 1/15/25 TIPS(v)		118,701	124,534
0.125%, 4/15/25 TIPS		2,329,283	2,434,133
0.375%, 7/15/25 TIPS		296,390	313,754
0.125%, 10/15/25 TIPS		1,950,390	2,046,270
0.625%, 1/15/26 TIPS		1,964,162	2,094,873
0.125%, 7/15/26 TIPS		222,853	234,314
0.125%, 10/15/26 TIPS(z)		1,234,644	1,298,296
0.375%, 1/15/27 TIPS		1,291,918	1,370,821
0.375%, 7/15/27 TIPS(z)		4,562,840	4,865,784
0.500%, 1/15/28 TIPS		3,601,736	3,858,016
0.750%, 7/15/28 TIPS		3,595,328	3,939,453
0.875%, 1/15/29 TIPS		1,447,485	1,600,532
0.250%, 7/15/29 TIPS		2,742,304	2,927,080
0.125%, 1/15/30 TIPS		4,163,378	4,400,247
0.125%, 7/15/30 TIPS		2,576,916	2,741,881
0.125%, 1/15/31 TIPS		1,425,640	1,515,849
0.125%, 7/15/31 TIPS(z)		7,164,533	7,652,478
0.125%, 1/15/32 TIPS(z)		2,434,152	2,602,132
U.S. Treasury Notes
1.750%, 12/31/24(z)		330,000	323,589

Total U.S. Treasury Obligations			97,077,345

Total Long-Term Debt Securities (124.8%) (Cost $115,259,443)			116,814,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (66.3%)
FFCB
0.20%, 4/29/22(o)(p)	$19,000,000	$18,996,949
FHLB
0.14%, 4/13/22(o)(p)	30,000,000	29,998,527
FNMA
0.26%, 5/18/22(o)(p)	13,000,000	12,995,459

Total U.S. Government Agency Securities		61,990,935

Total Short-Term Investments (66.3%) (Cost $61,992,746)		61,990,935

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.3%)
Call Interest Rate Swaptions Purchased Payable (0.3%)
3 Years, February 2023 @1.41% v.1 Day SOFR Exercise Price: USD 1.41, Notional Amount: USD 1,800,000 Counterparty: Barclays Bank plc*	1,800,000	46,851
32 Years, November 2022 @0.19% v. 6 Month EURIBOR Exercise Price: EUR 0.19, Notional Amount: EUR 250,000 Counterparty: Morgan Stanley*	250,000	63,217
32 Years, November 2022 @0.20% v. 6 Month EURIBOR Exercise Price: EUR 0.20, Notional Amount: EUR 700,000 Counterparty: Barclays Bank plc*	700,000	175,909

		285,977

Put Options Purchased (0.0%)
Put Interest Rate Swaptions Purchased Payable (0.0%)
2 Years, January 2023 @1.71% v.1 Day SOFR Exercise Price: USD 1.71, Notional Amount: USD 3,500,000 Counterparty: JPMorgan Chase Bank*	3,500,000	8,129
3 Years, February 2023 @1.72% v.1 Day SOFR Exercise Price: USD 1.72, Notional Amount: USD 3,300,000 Counterparty: Citibank NA*	3,300,000	8,944
3 Years, January 2023 @1.43% v.1 Day SOFR Exercise Price: USD 1.43, Notional Amount: USD 1,800,000 Counterparty: Morgan Stanley*	1,800,000	2,617

		19,690

Total Options Purchased (0.3%) (Cost $128,182)		305,667

Total Investments in Securities (191.4%) (Cost $177,380,371)		179,110,864

Other Assets Less Liabilities (-91.4%)		(85,511,591)

Net Assets (100%)		$93,599,273

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $5,365,836 or 5.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $7,287,409 or 7.8% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2022.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $110,806.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2022.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CDX — Credit Default Swap Index

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FRCPI — French Consumer Price Index

GBP — British Pound

GNMA — Government National Mortgage Association

HICPxT — Harmonised Index of Consumer Prices ex Tobacco

ICE — Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

UKRPI — United Kingdom Retail Price Index

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	7	6/2022	GBP	1,114,777	(3,020)
U.S. Treasury 2 Year Note	10	6/2022	USD	2,119,219	(29,263)
U.S. Treasury 10 Year Note	15	6/2022	USD	1,843,125	(52,052)
U.S. Treasury Ultra Bond	5	6/2022	USD	885,625	21,179

					(63,156)

Short Contracts
Euro-Bobl	(23)	6/2022	EUR	(3,278,682)	41,236
Euro-BTP	(15)	6/2022	EUR	(2,295,082)	99,885
Euro-Bund	(2)	6/2022	EUR	(351,035)	2,177
Euro-OAT	(3)	6/2022	EUR	(502,824)	10,007
Euro-Schatz	(36)	6/2022	EUR	(4,410,021)	22,868
Japan 10 Year Bond	(1)	6/2022	JPY	(1,229,670)	6,381
Short-Term Euro-BTP	(10)	6/2022	EUR	(1,227,606)	14,174
U.S. Treasury 5 Year Note	(40)	6/2022	USD	(4,587,500)	65,645
U.S. Treasury 10 Year Ultra Note	(60)	6/2022	USD	(8,128,125)	192,561
U.S. Treasury Long Bond	(23)	6/2022	USD	(3,451,438)	104,725

					559,659

					496,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	224,000	USD	161,531	Bank of America	5/18/2022	6,198
EUR	103,000	USD	113,781	HSBC Bank plc	5/18/2022	336
GBP	77,000	USD	100,355	Morgan Stanley	5/18/2022	772
USD	461,128	AUD	613,000	Citibank NA	5/18/2022	2,119
USD	4,425,810	EUR	3,898,239	Citibank NA	5/18/2022	106,825
USD	122,267	EUR	110,000	Goldman Sachs Bank USA	5/18/2022	395
USD	140,079	EUR	125,000	Morgan Stanley	5/18/2022	1,587
USD	2,110,582	GBP	1,562,000	Bank of America	5/18/2022	59,154
USD	35,232	GBP	26,000	Citibank NA	5/18/2022	1,085
USD	1,425,305	JPY	164,357,616	HSBC Bank plc	5/18/2022	73,870

Total unrealized appreciation						252,341

EUR	64,000	USD	71,299	Bank of America	5/18/2022	(391)
EUR	61,000	USD	69,568	Morgan Stanley	5/18/2022	(1,985)
GBP	95,000	USD	127,369	HSBC Bank plc	5/18/2022	(2,602)
JPY	12,700,000	USD	105,092	Bank of America	5/18/2022	(666)
JPY	19,200,000	USD	157,988	HSBC Bank plc	5/18/2022	(115)
JPY	24,000,000	USD	201,535	Morgan Stanley	5/18/2022	(4,194)
NZD	723,000	USD	504,149	Morgan Stanley	5/18/2022	(3,446)
USD	69,845	AUD	98,086	JPMorgan Chase Bank	5/18/2022	(3,601)
USD	225,033	CAD	286,000	Goldman Sachs Bank USA	5/18/2022	(3,705)
USD	479,572	EUR	435,000	Bank of America	5/18/2022	(2,379)
USD	350,219	EUR	319,000	HSBC Bank plc	5/18/2022	(3,211)
USD	1,133,240	NZD	1,710,000	HSBC Bank plc	5/18/2022	(50,994)
USD	91,913	MXN	1,979,000	HSBC Bank plc	8/9/2022	(5,271)
USD	55,659	PEN	215,001	Bank of America**	9/6/2022	(1,921)

Total unrealized depreciation						(84,481)

Net unrealized appreciation						167,860

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Written Call Options Contracts as of March 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
11 Years, February 2023 @1.56% v.1 Day SOFR	Barclays Bank plc	400,000	USD	(400,000)	USD	1.56	2/2/2023	(4,976)
11 Years, February 2023 @1.74% v.1 Day SOFR	Citibank NA	700,000	USD	(700,000)	USD	1.74	2/23/2023	(12,453)
11 Years, January 2023 @1.58% v.1 Day SOFR	Morgan Stanley	400,000	USD	(400,000)	USD	1.58	1/31/2023	(5,119)
11 Years, January 2023 @1.79% v.1 Day SOFR	JPMorgan Chase Bank	800,000	USD	(800,000)	USD	1.79	1/25/2023	(14,335)
5 Years, April 2022 @0.45% v.6 Month EURIBOR	JPMorgan Chase Bank	300,000	EUR	(300,000)	EUR	0.45	4/8/2022	(3)
5 Years, May 2022 @0.45% v.6 Month EURIBOR	Barclays Bank plc	200,000	EUR	(200,000)	EUR	0.45	5/9/2022	(67)
5 Years, May 2022 @0.50% v.6 Month EURIBOR	Citibank NA	100,000	EUR	(100,000)	EUR	0.50	5/16/2022	(58)
5 Years, May 2022 @0.50% v.6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR	0.50	5/11/2022	(149)

								(37,160)

Written Put Options Contracts as of March 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
12 Years, November 2022 @0.00% v.6 Month EURIBOR	Barclays Bank plc	2,100,000	EUR	(2,100,000)	EUR	0.01	11/4/2022	(291,068)
12 Years, November 2022 @0.00% v.6 Month EURIBOR	Morgan Stanley	800,000	EUR	(800,000)	EUR	1.00	11/2/2022	(110,728)
5 Years, April 2022 @0.65% v.6 Month EURIBOR	JPMorgan Chase Bank	300,000	EUR	(300,000)	EUR	0.65	4/8/2022	(5,521)
5 Years, May 2022 @0.65% v.6 Month EURIBOR	Barclays Bank plc	200,000	EUR	(200,000)	EUR	0.65	5/9/2022	(4,185)
5 Years, May 2022 @1.00% v.6 Month EURIBOR	Citibank NA	100,000	EUR	(100,000)	EUR	1.00	5/16/2022	(865)
5 Years, May 2022 @1.00% v.6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR	1.00	5/11/2022	(2,451)
CDX North American Investment Grade 37-V1	Bank of America	100,000	USD	(100,000)	USD	0.01	4/20/2022	(14)
CDX North American Investment Grade 37-V1	Barclays Bank plc	100,000	USD	(100,000)	USD	0.01	4/20/2022	(14)
CDX North American Investment Grade 37-V1	Barclays Bank plc	200,000	USD	(200,000)	USD	0.01	6/15/2022	(138)
CDX North American Investment Grade 37-V1	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	0.01	4/20/2022	(14)
CDX North American Investment Grade 37-V1	JPMorgan Chase Bank	100,000	USD	(100,000)	USD	0.01	4/20/2022	(12)
CDX North American Investment Grade 37-V1	JPMorgan Chase Bank	200,000	USD	(200,000)	USD	0.01	6/15/2022	(138)
CDX North American Investment Grade 37-V1	Morgan Stanley	100,000	USD	(100,000)	USD	0.01	4/20/2022	(14)
CDX North American Investment Grade 37-V1	Morgan Stanley	100,000	USD	(100,000)	USD	0.01	4/20/2022	(12)
CDX North American Investment Grade 37-V1	Morgan Stanley	200,000	USD	(200,000)	USD	0.01	6/15/2022	(104)
CDX North American Investment Grade 37-V1	Morgan Stanley	300,000	USD	(300,000)	USD	0.01	6/15/2022	(120)
CDX North American Investment Grade 38-V1	Bank of America	100,000	USD	(100,000)	USD	0.01	7/20/2022	(101)
Euro-Bobl	Exchange Traded	3	EUR	(300,000)	EUR	131.50	4/22/2022	(9,010)
FNMA/FHLMC UMBS, 30 Year, Single Family	JPMorgan Chase Bank	100,000	USD	(100,000)	USD	1.00	4/6/2022	(2,501)
iTraxx Europe Crossover36-V1	Barclays Bank plc	200,000	EUR	(200,000)	EUR	0.04	5/18/2022	(765)
iTraxx Europe Main.36-V1	Bank of America	100,000	EUR	(100,000)	EUR	0.01	4/20/2022	(32)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Description	Counterparty	Number of Contracts					Expiration Date	Value ($)
iTraxx Europe Main.36-V1	Bank of America	200,000	EUR	(200,000)	EUR	0.01	6/15/2022	(248)
iTraxx Europe Main.36-V1	Bank of America	200,000	EUR	(200,000)	EUR	0.01	6/15/2022	(193)
iTraxx Europe Main.36-V1	Bank of America	200,000	EUR	(200,000)	EUR	0.01	7/20/2022	(272)
iTraxx Europe Main.36-V1	Barclays Bank plc	100,000	EUR	(100,000)	EUR	0.01	5/18/2022	(112)
iTraxx Europe Main.36-V1	Barclays Bank plc	100,000	EUR	(100,000)	EUR	0.01	5/18/2022	(64)
iTraxx Europe Main.36-V1	Barclays Bank plc	100,000	EUR	(100,000)	EUR	0.01	5/18/2022	(64)
iTraxx Europe Main.36-V1	Citibank NA	100,000	EUR	(100,000)	EUR	0.01	5/18/2022	(112)
iTraxx Europe Main.36-V1	Goldman Sachs Bank USA	100,000	EUR	(100,000)	EUR	0.01	5/18/2022	(76)
iTraxx Europe Main.36-V1	Goldman Sachs Bank USA	100,000	EUR	(100,000)	EUR	0.01	6/15/2022	(142)
iTraxx Europe Main.36-V1	Morgan Stanley	200,000	EUR	(200,000)	EUR	0.01	4/20/2022	(64)
iTraxx Europe Main.36-V1	Morgan Stanley	100,000	EUR	(100,000)	EUR	0.01	4/20/2022	(24)
iTraxx Europe Main.36-V1	Morgan Stanley	100,000	EUR	(100,000)	EUR	0.01	5/18/2022	(91)
iTraxx Europe Main.36-V1	Morgan Stanley	100,000	EUR	(100,000)	EUR	0.01	5/18/2022	(54)

								(429,323)

Total Written Options Contracts (Premiums Received ($146,282))								(466,483)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of March 31, 2022 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
HICPXT at termination	0.33% at termination	Receive	7/15/2022	EUR	200,000	18,229	18,227
UKRPI at termination	4.22% at termination	Receive	8/15/2022	GBP	100,000	8,267	8,267
UKRPI at termination	4.18% at termination	Receive	9/15/2022	GBP	400,000	31,986	31,986
UKRPI at termination	4.48% at termination	Receive	9/15/2023	GBP	100,000	8,781	8,781
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	52,287	52,160
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	7,432	7,452
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	900,000	67,067	67,067
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	7,452	7,452
UKRPI at termination	6.29% at termination	Receive	3/15/2024	GBP	300,000	1,129	1,129
UKRPI at termination	6.29% at termination	Receive	3/15/2024	GBP	100,000	510	376
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	114,210	114,210
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	33,259	33,259
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	80,763	80,763
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	25,670	25,670
UKRPI at termination	4.74% at termination	Receive	12/15/2026	GBP	300,000	19,685	15,861
UKRPI at termination	4.62% at termination	Receive	2/15/2027	GBP	200,000	9,423	9,423
UKRPI at termination	4.63% at termination	Receive	2/15/2027	GBP	300,000	13,898	13,898
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	6,886	6,886
UKRPI at termination	4.30% at termination	Receive	1/15/2032	GBP	100,000	6,045	6,387
UKRPI at termination	4.30% at termination	Receive	1/15/2032	GBP	200,000	12,467	12,774
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	2,938	330
USCPI at termination	5.47% at termination	Pay	3/21/2023	USD	1,000,000	489	489

						528,873	522,847

FRCPI at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	(80,867)	(80,867)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(19,650)	(20,315)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(19,826)	(20,315)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(19,591)	(20,324)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	200,000	(39,531)	(40,631)
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	300,000	(26,046)	(26,046)
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	200,000	(17,334)	(17,364)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	700,000	(104,473)	(95,234)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	(29,877)	(27,210)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	(30,384)	(27,210)
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	340,000	(53,210)	(53,210)
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	(24,670)	(24,670)
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	(12,301)	(12,301)
UKRPI at termination	3.48% at termination	Pay	8/15/2030	GBP	800,000	(202,591)	(194,706)
UKRPI at termination	4.07% at termination	Pay	9/15/2031	GBP	100,000	(13,355)	(13,355)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(26,819)	(26,875)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(25,914)	(26,875)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(26,023)	(26,875)
USCPI at termination	7.27% at termination	Pay	5/1/2022	USD	1,200,000	(7,234)	(7,234)
USCPI at termination	5.00% at termination	Pay	3/3/2023	USD	100,000	(622)	(622)
USCPI at termination	5.03% at termination	Pay	3/8/2023	USD	200,000	(1,064)	(1,064)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	(17,697)	(17,678)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	(34,819)	(35,357)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	(106,071)	(106,071)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	(16,504)	(16,504)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	(33,208)	(33,008)

						(989,681)	(971,921)

Total Centrally Cleared inflation-linked swap contracts outstanding						(460,808)	(449,074)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2022 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SONIA Annual	0.75 annually	Receive	9/21/2032	GBP	200,000	6,421	15,601	22,022
1 day SONIA Annual	0.75 annually	Receive	9/21/2032	GBP	300,000	8,763	24,270	33,033

						15,184	39,871	55,055

1 day TONAR Annual	0.05 annually	Pay	12/15/2031	JPY	40,000,000	(3,115)	(3,263)	(6,378)

						(3,115)	(3,263)	(6,378)

Total Centrally Cleared Interest rate swaps contracts outstanding						12,069	36,608	48,677

(1)	Value of floating rate index at March 31, 2022 was as follows:

Floating Rate Index	Value
1 day SONIA GBP	0.69%
1 day TONAR JPY	(0.01)%
FRCPI EUR	1.10%
HICPxT EUR	1.14%
UKRPI GBP	3.24%
USCPI USD	2.88%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$5,422,051	$—	$5,422,051
Centrally Cleared Inflation-linked Swaps	—	528,873	—	528,873
Centrally Cleared Interest Rate Swaps	—	39,871	—	39,871
Collateralized Mortgage Obligations	—	2,627,751	—	2,627,751
Commercial Mortgage-Backed Security	—	15,320	—	15,320
Corporate Bonds
Communication Services	—	10,000	—	10,000
Energy	—	102,743	—	102,743
Financials	—	591,466	—	591,466
Information Technology	—	10,118	—	10,118
Foreign Government Securities	—	8,336,047	—	8,336,047
Forward Currency Contracts	—	252,341	—	252,341
Futures	580,838	—	—	580,838
Mortgage-Backed Securities	—	2,621,421	—	2,621,421
Options Purchased
Call Options Purchased	—	285,977	—	285,977
Put Options Purchased	—	19,690	—	19,690
Short-Term Investments
U.S. Government Agency Securities	—	61,990,935	—	61,990,935
U.S. Treasury Obligations	—	97,077,345	—	97,077,345

Total Assets	$580,838	$179,931,949	$—	$180,512,787

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(989,681)	$—	$(989,681)
Centrally Cleared Interest Rate Swaps	—	(3,263)	—	(3,263)
Forward Currency Contracts	—	(84,481)	—	(84,481)
Futures	(84,335)	—	—	(84,335)
Options Written
Call Options Written	—	(37,160)	—	(37,160)
Put Options Written	(9,010)	(420,313)	—	(429,323)

Total Liabilities	$(93,345)	$(1,534,898)	$—	$(1,628,243)

Total	$487,493	$178,397,051	$—	$178,884,544

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,158,530
Aggregate gross unrealized depreciation	(2,825,463)

Net unrealized appreciation	$1,333,067

Federal income tax cost of investments in securities and derivative instruments, if applicable	$177,575,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (15.6%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4
0.717%, 9/25/36(l)		$116,186	$113,841
American Airlines Pass- Through Trust,
Series 2013-1 A
4.000%, 7/15/25		273,238	258,312
Series 2016-3 A
3.250%, 10/15/28		154,333	137,216
Series 2016-3 AA
3.000%, 10/15/28		231,549	215,748
Ameriquest Mortgage Securities, Inc., Asset- Backed Pass-Through Certificates,
Series 2005-R9 M1
1.162%, 11/25/35(l)		193,876	193,220
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A ARR
1.291%, 7/15/30(l)§		1,000,000	995,878
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
1.500%, 1/15/37(l)§		800,000	795,813
Ares XL CLO Ltd.,
Series 2016-40A A1RR
1.111%, 1/15/29(l)§		757,494	756,205
Argent Securities Trust,
Series 2006-M1 A2C
0.757%, 7/25/36(l)		676,665	248,848
Series 2006-W2 A2B
0.837%, 3/25/36(l)		228,115	147,866
Assurant CLO Ltd.,
Series 2018-3A AR
1.294%, 10/20/31(l)§		900,000	892,355
Atrium XII,
Series 12A AR
1.089%, 4/22/27(l)§		625,791	623,869
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
0.777%, 8/25/36(l)		19,824	19,260
Series 2006-HE9 1A2
0.607%, 11/25/36(l)		181,236	174,618
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2
1.582%, 2/25/35(l)		127,384	126,917
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
0.910%, 1/15/33(l)§	EUR	700,000	766,463
BRSP Ltd.,
Series 2021-FL1 A
1.599%, 8/19/38(l)§		$800,000	788,438
Carlyle US CLO Ltd.,
Series 2017-1A A1R
1.254%, 4/20/31(l)§		800,000	793,074
CBAM Ltd.,
Series 2018-5A A
1.261%, 4/17/31(l)§		1,000,000	991,366
Series 2018-8A A1
1.374%, 10/20/29(l)§		905,933	904,677
C-BASS TRUST,
Series 2006-CB9 A1
0.517%, 11/25/36(l)		12,400	6,933
CIFC Funding Ltd.,
Series 2017-1A AR
1.265%, 4/23/29(l)§		772,507	770,260
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
7.250%, 5/25/36(e)		126,435	79,501
CLNC Ltd.,
Series 2019-FL1 A
1.414%, 8/20/35(l)§		646,036	640,041
Countrywide Asset-Backed Certificates,
Series 2004-2 M1
1.207%, 5/25/34(l)		25,983	25,804
Series 2006-2 M1
1.057%, 6/25/36(l)		132,905	131,057
Series 2006-21 2A4
0.687%, 5/25/37(l)		286,838	274,942
Series 2006-24 1A
0.597%, 6/25/47(l)		811,483	751,901
Series 2006-3 M2
1.042%, 6/25/36(l)		800,000	784,330
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR
1.284%, 4/20/30(l)§		1,000,000	994,899
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
0.630%, 9/15/31(l)§	EUR	700,000	767,129
CWABS Asset-Backed Certificates Trust,
Series 2007-12 2A3
1.257%, 8/25/47(l)		$12,954	12,720
EMC Mortgage Loan Trust, Series 2001-A A
1.197%, 5/25/40(l)§		3,435	3,327
Evergreen Credit Card Trust,
Series 2019-2 A
1.900%, 9/15/24§		900,000	901,675
FHF Trust,
Series 2020-1A B
3.100%, 9/15/25§		800,000	798,542
FORT CRE Issuer LLC,
Series 2022-FL3 A
1.933%, 12/17/26(l)§		800,000	799,427
Fremont Home Loan Trust,
Series 2005-D M1
1.072%, 11/25/35(l)		300,000	286,471
Series 2006-E 2A1
0.517%, 1/25/37(l)		2,363	1,206
FS Rialto Issuer LLC,
Series 2022-FL4 A
2.200%, 1/19/39(l)§		900,000	900,051
Galaxy XV CLO Ltd.,
Series 2013-15A ARR
1.211%, 10/15/30(l)§		900,000	894,254
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)		266,578	128,939
GSAMP Trust,
Series 2006-NC2 A2B
0.637%, 6/25/36(l)		134,746	83,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
GSPA Monetization Trust,
6.422%, 10/9/29§	$264,784	$268,521
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
0.687%, 4/25/37(l)	389,941	381,140
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32	841,107	835,980
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
1.072%, 10/25/35(l)	185,078	183,230
Series 2006-FRE1 M1
1.042%, 5/25/35(l)	112,854	112,119
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
0.717%, 3/25/37(l)	53,540	52,918
LCCM Trust,
Series 2021-FL3 A
1.847%, 11/15/38(l)§	800,000	788,733
LCM XV LP,
Series 15A AR2
1.254%, 7/20/30(l)§	800,000	795,324
Lehman XS Trust,
Series 2006-8 2A1
0.817%, 6/25/36(l)	24,419	24,586
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.527%, 5/15/28(l)§	135,110	134,928
Magnetite XVIII Ltd.,
Series 2016-18A AR2
1.386%, 11/15/28(l)§	795,190	791,015
Marble Point CLO X Ltd.,
Series 2017-1A AR
1.281%, 10/15/30(l)§	800,000	794,992
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4
1.037%, 12/25/35(l)	47,348	47,036
Series 2006-FRE2 A5
0.937%, 3/25/36(l)	171,682	136,921
MF1 Ltd.,
Series 2020-FL4 A
2.143%, 11/15/35(l)§	800,000	791,832
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
0.707%, 8/25/36(l)	479,038	276,929
Series 2006-WMC2 A2C
0.757%, 7/25/36(l)	254,609	110,804
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	1,500,000	1,408,738
Newcastle Mortgage Securities Trust,
Series 2006-1 M5
1.177%, 3/25/36(l)	900,000	864,068
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
0.937%, 11/25/36(l)	110,358	45,300
Option One Mortgage Loan Trust,
Series 2006-3 2A3
0.597%, 2/25/37(l)	1,260,899	731,775
Series 2007-5 1A1
0.677%, 5/25/37(l)	383,265	264,689
Series 2007-CP1 1A1
0.597%, 3/25/37(l)	182,678	170,668
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
1.147%, 11/25/35(l)	471,948	463,008
OZLM IX Ltd.,
Series 2014-9A A1A3
1.354%, 10/20/31(l)§	900,000	894,160
OZLM XVI Ltd.,
Series 2017-16A A1R
1.489%, 5/16/30(l)§	800,000	796,124
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1
0.925%, 10/15/29(l)§	800,000	796,216
RAAC Trust,
Series 2006-SP2 M1
0.967%, 2/25/36(l)	314,681	313,535
RAMP Trust,
Series 2005-RS4 M5
1.477%, 4/25/35(l)	220,833	219,818
RASC Trust,
Series 2005-EMX5 A3
1.117%, 12/25/35(l)	116,997	102,547
Series 2006-EMX2 M1
1.057%, 2/25/36(l)	180,509	175,526
Series 2006-KS7 A4
0.697%, 9/25/36(l)	76,211	75,937
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)	548,298	231,068
Saranac CLO VI Ltd.,
Series 2018-6A A1R
1.943%, 8/13/31(l)§	800,000	793,802
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
0.587%, 5/25/37(l)	36,566	28,792
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
0.997%, 2/25/36(l)	70,331	42,423
SLM Student Loan Trust,
Series 2003-10A A3
1.296%, 12/15/27(l)§	13,437	13,433
Series 2003-11 A6
1.376%, 12/15/25(l)§	112,132	111,932
Sound Point CLO XII Ltd.,
Series 2016-2A AR2
1.304%, 10/20/28(l)§	745,893	745,070
Sound Point CLO XV Ltd.,
Series 2017-1A ARR
1.159%, 1/23/29(l)§	751,222	747,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
1.238%, 7/25/30(l)§		$800,000	$794,948
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
1.357%, 10/25/37(l)		613,191	544,535
Series 2007-WMC1 3A1
0.567%, 2/25/37(l)		76,398	24,407
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
0.607%, 11/25/37(l)		572,744	371,995
Stonepeak ABS,
Series 2021-1A
2.301%, 2/28/33§		736,167	693,764
Stratus CLO Ltd.,
Series 2021-2A A
0.993%, 12/28/29(l)§		800,000	796,332
Series 2021-3A A
1.043%, 12/29/29(l)§		800,000	796,690
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
0.907%, 5/25/37(l)§		197,423	192,916
STWD Ltd.,
Series 2021-FL2 A
1.668%, 4/18/38(l)§		800,000	793,498
Series 2022-FL3 A
1.400%, 11/15/38(l)§		800,000	796,603
Sunnova Helios VIII Issuer LLC,
Series 2022-A A
2.790%, 2/22/49§		1,737,296	1,662,604
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§		794,124	721,939
TRTX Issuer Ltd.,
Series 2019-FL3 A
1.314%, 10/15/34(l)§		669,618	667,952
United Airlines Pass- Through Trust,
Series 2016-2 AA
2.875%, 10/7/28		609,697	573,458
Series 2020-1 A
5.875%, 10/15/27		875,071	899,861
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
0.707%, 4/25/37(l)		219,972	98,987

Total Asset-Backed Securities			46,974,258

Collateralized Mortgage Obligations (6.9%)
Alba plc,
Series 2007-1 A3
1.214%, 3/17/39(l)(m)	GBP	333,004	420,223
Alternative Loan Trust,
Series 2005-32T1 A3
1.457%, 8/25/35(l)		$106,374	56,164
Series 2006-45T1 1A16
6.000%, 2/25/37		238,136	152,570
Series 2006-OA11 A1B
0.837%, 9/25/46(l)		324,571	317,847
Series 2006-OA12 A1B
0.639%, 9/20/46(l)		110,320	106,910
Series 2006-OA3 1A1
0.857%, 5/25/36(l)		32,725	29,632
American Home Mortgage Investment Trust,
Series 2004-4 4A
2.829%, 2/25/45(l)		1,247	1,247
Series 2006-2 3A2
6.700%, 6/25/36(e)		477,529	100,971
Banc of America Funding Trust,
Series 2005-D A1
2.728%, 5/25/35(l)		7,094	7,231
Series 2007-2 1A2
6.000%, 3/25/37		69,176	63,740
Banc of America Mortgage Trust,
Series 2003-D 2A4
3.675%, 5/25/33(l)		3,156	3,292
BCAP LLC Trust,
Series 2007-AA2 12A1
0.877%, 5/25/47(l)		71,568	68,824
Series 2011-RR5 12A1
4.796%, 3/26/37(e)§		18,555	18,739
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
2.627%, 5/25/35(l)		24,134	23,982
Series 2005-7 22A1
2.874%, 9/25/35(l)		21,224	15,562
Series 2006-3 35A1
3.260%, 5/25/36(l)		58,490	36,685
Bear Stearns ARM Trust,
Series 2002-11 1A1
2.500%, 2/25/33(l)		138	141
Series 2002-11 1A2
2.837%, 2/25/33(l)		321	293
Series 2003-1 6A1
2.512%, 4/25/33(l)		849	889
Series 2003-8 2A1
2.090%, 1/25/34(l)		4,412	4,343
Series 2004-1 12A5
2.790%, 4/25/34(l)		10,351	10,291
Series 2004-10 22A1
4.562%, 1/25/35(l)		3,817	3,862
Series 2004-10 23A1
2.732%, 1/25/35(l)		1,327	1,321
Series 2004-3 1A1
3.040%, 7/25/34(l)		8,972	8,534
Series 2004-8 2A1
3.018%, 11/25/34(l)		27,488	27,475
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
2.724%, 1/26/36(l)		35,980	30,635
Series 2007-R6 2A1
2.340%, 12/26/46(l)		29,790	25,279
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
2.834%, 1/25/36(l)		41,704	37,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
2.695%, 11/25/34(l)		$19,135	$19,045
Series 2004-HYB9 1A1
2.504%, 2/20/35(l)		5,649	5,684
Series 2005-HYB9 3A2A
1.985%, 2/20/36(l)		3,751	3,252
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
2.470%, 10/25/35(l)		2,495	2,492
Series 2009-7 5A2
5.500%, 12/25/35§		59,035	38,576
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
2.657%, 5/25/35(l)		7,422	7,436
Series 2005-6 A2
2.210%, 9/25/35(l)		72,731	74,671
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR21 2A1
4.971%, 6/25/32(l)		460	471
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
0.757%, 3/25/37(l)		114,823	115,425
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
0.957%, 2/25/35(l)		4,050	4,028
Eurosail-UK plc,
Series 2007-1X A3C
1.182%, 3/13/45(l)(m)	GBP	70,955	92,336
Series 2007-2X A3C
1.172%, 3/13/45(l)(m)		24,355	31,502
FHLMC,
Series 1529 Z
7.000%, 6/15/23		$743	759
Series 2248 FB
0.897%, 9/15/30(l)		107	107
Series 2266 F
0.847%, 11/15/30(l)		20	20
Series 3360 FC
1.117%, 5/15/37(l)		5,184	5,272
Series 4989 FA
0.452%, 8/15/40(l)		301,776	300,438
Series 4989 FB
0.452%, 10/15/40(l)		243,774	244,198
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
1.304%, 2/25/45(l)		3,803	3,845
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
2.892%, 8/25/35(l)		48,588	45,084
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
2.937%, 10/25/35(l)		33,622	33,403
FNMA,
Series 1993-45 Z
7.000%, 4/25/23		573	583
Series 2003-25 KP
5.000%, 4/25/33		9,826	10,341
Series 2004-W2 5AF
0.807%, 3/25/44(l)		9,997	9,961
Series 2005-79 NF
0.867%, 9/25/35(l)		6,299	6,314
Series 2006-118 A1
0.247%, 12/25/36(l)		3,944	3,916
Series 2006-5 3A2
1.959%, 5/25/35(l)		3,254	3,283
Series 2007-42 AF
0.707%, 5/25/37(l)		624	622
Series 2007-73 A1
0.247%, 7/25/37(l)		10,285	10,059
Series 2015-58 AI
1.655%, 8/25/55IO(l)		247,713	12,507
GNMA,
Series 2015-H18 FB
0.706%, 7/20/65(l)		398,600	398,340
Series 2015-H19 FK
0.706%, 8/20/65(l)		302,993	302,815
Series 2016-H02 FH
1.106%, 1/20/66(l)		110,956	111,981
Series 2016-H14 FA
0.906%, 6/20/66(l)		170,308	171,061
Series 2016-H17 FC
0.936%, 8/20/66(l)		466,729	469,356
Series 2016-H17 FM
0.556%, 8/20/66(l)		1,324	1,319
Series 2016-H20 PT
2.810%, 9/20/66(l)		540,796	560,197
Series 2016-H22 FA
0.876%, 10/20/66(l)		277,668	278,769
Series 2017-H10 FB
1.029%, 4/20/67(l)		361,009	359,402
Series 2018-38 WF
0.531%, 10/20/43(l)		213,912	213,216
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC
1.078%, 6/18/39(l)§		77,025	75,736
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.908%, 9/25/35(l)		25,615	25,876
Series 2005-AR7 6A1
2.654%, 11/25/35(l)		7,917	7,846
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
1.662%, 10/19/35(l)		59,038	43,203
Series 2005-14 4A1A
2.918%, 12/19/35(l)		70,589	44,885
Series 2005-2 2A1A
0.889%, 5/19/35(l)		7,482	7,121
Series 2005-4 3A1
2.668%, 7/19/35(l)		29,802	24,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Hawksmoor Mortgages,
Series 2019-1A A
1.551%, 5/25/53(l)§	GBP	1,841,843	$2,422,366
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
0.627%, 1/25/37(l)		$58,800	58,624
Series 2006-AR9 2A1
2.954%, 6/25/36(l)		198,027	161,607
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		10,767	6,630
Series 2006-A3 6A1
2.614%, 8/25/34(l)		36,149	36,141
Series 2006-A6 1A4L
3.023%, 10/25/36(l)		58,193	48,438
Landmark Mortgage Securities No. 3 plc,
Series 3 A
0.812%, 4/17/44(l)(m)	GBP	634,209	791,389
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
2.882%, 10/25/59(e)§		$684,994	684,964
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3
0.881%, 1/25/47(l)		26,398	25,993
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
1.960%, 4/25/35(l)		46,373	44,288
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
2.353%, 7/25/35(l)		63,065	57,409
MortgageIT Trust,
Series 2005-5 A2
1.077%, 12/25/35(l)		37,653	37,686
Prime Mortgage Trust,
Series 2004-CL1 1A2
0.857%, 2/25/34(l)		1,180	1,159
Series 2006-CL1 A1
0.957%, 2/25/35(l)		44,851	44,295
RALI Trust,
Series 2005-QA13 2A1
3.974%, 12/25/35(l)		9,175	8,424
Series 2006-QS12 1A1
6.500%, 9/25/36		170,851	103,842
Series 2006-QS13 1A10
6.000%, 9/25/36		13,303	12,025
Series 2007-QA3 A1
0.557%, 5/25/37(l)		206,718	201,556
Residential Asset Securitization Trust,
Series 2005-A11 1A1
0.907%, 10/25/35(l)		41,444	26,574
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		57,686	54,702
Ripon Mortgages plc,
Series 1RA A
1.191%, 8/28/56(l)§	GBP	2,400,000	3,136,435
STARM Mortgage Loan Trust,
Series 2007-1 2A1
2.295%, 2/25/37(l)		$34,838	31,786
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
0.857%, 4/25/47(l)		40,018	39,151
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
0.949%, 7/19/35(l)		27,325	26,349
Series 2006-AR6 1A3
0.837%, 7/25/46(l)		907,550	727,840
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
1.109%, 9/19/32(l)		605	599
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
3.311%, 3/25/37(l)		31,981	29,319
Series 2007-3 3A1
3.261%, 6/25/47(l)		195,530	164,201
Towd Point Mortgage Funding,
Series 2019-A13A A1
1.299%, 7/20/45(l)§	GBP	1,557,620	2,046,323
Towd Point Mortgage Funding plc,
Series 2020-A14X A
1.395%, 5/20/45(l)(m)		1,569,636	2,060,528
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
2.238%, 5/20/36(l)		$26,232	26,744
WaMu Mortgage Pass- Through Certificates Trust,
Series 2005-AR13 A1A1
1.037%, 10/25/45(l)		3,700	3,657
Series 2005-AR6 1A1A
0.957%, 2/25/45(l)		241,665	235,356
Series 2006-AR16 3A3
3.041%, 12/25/36(l)		14,047	13,621
Series 2007-HY5 2A1
3.255%, 5/25/37(l)		96,154	84,601
Series 2007-HY7 4A2
3.177%, 7/25/37(l)		48,459	48,378
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
1.574%, 12/21/49(l)§	GBP	606,282	796,391
Series 3A B
2.274%, 12/21/49(l)§		100,000	131,426
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1
2.240%, 10/25/36(l)		$428,864	408,212

Total Collateralized Mortgage Obligations			20,594,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage-Backed Securities (5.4%)
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§	$366,969	$366,497
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5
2.756%, 5/15/53§	600,000	573,509
AREIT Trust,
Series 2020-CRE4 A
2.784%, 4/15/37(l)§	92,090	91,920
Series 2021-CRE5 A
1.477%, 7/17/26(l)§	800,000	796,545
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	800,000	830,379
Business Mortgage Finance 7 plc,
Series 7X A1
2.891%, 2/15/41(l)(m)	44,771	58,595
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54	284,751	286,927
Commercial Mortgage Trust,
Series 2018-COR3 A3
4.228%, 5/10/51	700,000	731,218
Series 2021-2400 A
1.697%, 12/15/38(l)§	800,000	787,894
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	938,403
Extended Stay America Trust,
Series 2021-ESH A
1.477%, 7/15/38(l)§	795,107	785,674
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023 X1
1.195%, 8/25/22 IO(l)	1,899,862	3,793
FNMA ACES,
Series 2020-M33 X2
2.251%, 1/25/31 IO(l)	1,899,904	236,257
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	400,000	399,469
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50	358,866	359,939
Series 2016-GS3 WMB
3.602%, 10/10/49(l)§	100,000	92,880
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§	600,000	587,836
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A
1.512%, 11/15/38(l)§	800,000	783,999
Series 2021-NYAH A
1.157%, 6/15/38(l)§	700,000	684,252
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5 A
1.293%, 7/15/36(l)§	652,364	640,797
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48	47,884	47,950
Series 2015-C27 ASB
3.557%, 12/15/47	214,446	216,726
Morgan Stanley Capital I Trust,
Series 2020-CNP A
2.428%, 4/5/42(l)§	800,000	729,863
Series 2021-230P A
1.566%, 12/15/23(l)§	800,000	792,001
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§	700,000	680,540
PFP Ltd.,
Series 2021-8 A
1.431%, 8/9/37(l)§	800,000	788,516
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
1.657%, 11/25/36(l)§	799,909	792,428
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A
1.340%, 11/11/34(l)§	324,032	319,187
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5
4.302%, 1/15/52	800,000	842,351
Worldwide Plaza Trust,
Series 2017-WWP A
3.526%, 11/10/36§	900,000	883,791

Total Commercial Mortgage-Backed Securities		16,130,136

Corporate Bonds (40.5%)
Communication Services (3.6%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.
2.250%, 2/1/32	800,000	708,992
TELUS Corp.
3.400%, 5/13/32	1,400,000	1,373,997
Verizon Communications, Inc.
1.500%, 9/18/30	2,300,000	1,998,707
2.355%, 3/15/32§	1,303,000	1,178,303
2.850%, 9/3/41	400,000	351,015

		5,611,014

Entertainment (0.9%)
Electronic Arts, Inc.
1.850%, 2/15/31(x)	800,000	703,345

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Netflix, Inc.
4.625%, 5/15/29	EUR	500,000	$624,825
Walt Disney Co. (The)
2.650%, 1/13/31		1,300,000	1,242,208

			2,570,378

Media (0.5%)
Charter Communications Operating LLC
2.250%, 1/15/29		800,000	719,304
Discovery Communications LLC
3.625%, 5/15/30(x)		900,000	875,991

			1,595,295

Wireless Telecommunication Services (0.3%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		525,000	534,187
5.152%, 3/20/28§		400,000	422,704

			956,891

Total Communication Services			10,733,578

Consumer Discretionary (3.3%)
Automobiles (2.2%)
BMW Finance NV
2.250%, 8/12/22§		700,000	701,553
Daimler Finance North America LLC
2.550%, 8/15/22§		700,000	702,323
3.700%, 5/4/23§		700,000	707,996
Honda Motor Co. Ltd.
2.271%, 3/10/25(x)		1,600,000	1,574,624
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§		800,000	725,926
2.750%, 3/9/28§		800,000	722,761
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	793,092
Volkswagen Group of America Finance LLC
3.200%, 9/26/26§		700,000	686,524

			6,614,799

Hotels, Restaurants & Leisure (0.8%)
Accor SA
2.375%, 11/29/28(m)		300,000	317,865
Choice Hotels International, Inc.
3.700%, 12/1/29		700,000	689,278
Expedia Group, Inc.
3.250%, 2/15/30		700,000	667,450
Starbucks Corp.
2.550%, 11/15/30		900,000	822,167

			2,496,760

Household Durables (0.3%)
NVR, Inc.
3.000%, 5/15/30		900,000	837,974

Total Consumer Discretionary			9,949,533

Consumer Staples (0.2%)
Food Products (0.2%)
Conagra Brands, Inc.
4.300%, 5/1/24(x)		700,000	714,581

Total Consumer Staples			714,581

Energy (1.0%)
Energy Equipment & Services (0.0%)
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 12/31/64(y)§		200,000	1,000

Oil, Gas & Consumable Fuels (1.0%)
Boardwalk Pipelines LP
3.400%, 2/15/31		600,000	566,760
Greenko Solar Mauritius Ltd.
5.950%, 7/29/26§		700,000	705,250
ONEOK Partners LP
6.850%, 10/15/37		800,000	929,833
Sabine Pass Liquefaction LLC
4.200%, 3/15/28		100,000	102,843
4.500%, 5/15/30		800,000	836,855

			3,141,541

Total Energy			3,142,541

Financials (15.7%)
Banks (9.1%)
Banco Santander SA
2.746%, 5/28/25		700,000	683,281
Bank of America Corp.
4.125%, 1/22/24		200,000	205,589
(SOFR + 0.91%), 0.981%, 9/25/25(k)		2,900,000	2,741,294
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)		800,000	747,585
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 1.214%, 7/20/23(k)§		600,000	603,480
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)		700,000	626,081
BNP Paribas SA
3.500%, 3/1/23§		700,000	707,131
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25(k)§		700,000	715,058
3.500%, 11/16/27§		300,000	297,875
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24(k)		900,000	892,276
(ICE LIBOR USD 3 Month + 1.02%), 1.546%, 6/1/24(k)		700,000	703,445
(SOFR + 0.69%), 0.776%, 10/30/24(k)		2,200,000	2,123,639

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26(k)§	$2,300,000	$2,117,795
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22	600,000	605,370
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26(k)§	1,000,000	924,169
Hana Bank
3.250%, 3/30/27§	500,000	499,717
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29(k)(m)(x)(y)	300,000	279,117
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)	700,000	708,108
(SOFR + 1.51%), 2.739%, 10/15/30(k)	900,000	846,642
(SOFR + 1.25%), 2.580%, 4/22/32(k)	700,000	641,733
Lloyds Bank plc
7.500%, 4/2/32(e)(m)	600,000	419,146
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 1.244%, 3/2/23(k)	700,000	701,295
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.226%, 7/10/24(k)	900,000	902,629
(SOFR + 0.87%), 0.849%, 9/8/24(k)	800,000	775,230
2.564%, 9/13/31	300,000	260,930
NatWest Group plc
2.500%, 3/22/23(m)	100,000	113,326
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32(k)	700,000	634,302
Societe Generale SA
4.250%, 9/14/23§	700,000	710,263
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.214%, 3/23/25(k)§	300,000	286,221
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25(k)§	700,000	700,048
(SOFR + 0.93%), 0.980%, 11/23/25(k)§	800,000	790,842
Sumitomo Mitsui Financial Group, Inc.
1.474%, 7/8/25	800,000	753,014
Sumitomo Mitsui Trust Bank Ltd.
2.800%, 3/10/27§	1,600,000	1,553,093
UniCredit SpA
7.830%, 12/4/23§	900,000	953,592

		27,223,316

Capital Markets (3.0%)
Brookfield Finance I UK plc
2.340%, 1/30/32	700,000	617,225
Cantor Fitzgerald LP
6.500%, 6/17/22§	300,000	302,682
Credit Suisse AG
6.500%, 8/8/23(m)	200,000	205,275
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 12/11/23(k)(y)§	700,000	722,750
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 1.676%, 5/15/26(k)	300,000	300,630
(SOFR + 1.09%), 1.992%, 1/27/32(k)	700,000	606,760
Intercontinental Exchange, Inc.
3.000%, 6/15/50	700,000	610,969
Lazard Group LLC
4.500%, 9/19/28	700,000	718,318
Nomura Holdings, Inc.
1.851%, 7/16/25	900,000	850,342
Owl Rock Capital Corp.
2.875%, 6/11/28	800,000	699,930
S&P Global, Inc.
2.700%, 3/1/29§	1,800,000	1,749,609
Stifel Financial Corp.
4.000%, 5/15/30	900,000	906,472
UBS Group AG
4.125%, 9/24/25§	200,000	204,333
4.125%, 4/15/26§	600,000	611,775

		9,107,070

Consumer Finance (1.8%)
Ally Financial, Inc.
2.200%, 11/2/28(x)	1,500,000	1,353,837
Ford Motor Credit Co. LLC
3.350%, 11/1/22	800,000	801,000
(ICE LIBOR USD 3 Month + 1.24%), 1.741%, 2/15/23(k)	600,000	596,556
5.584%, 3/18/24	900,000	924,750
Volkswagen Bank GmbH
1.250%, 8/1/22(m)	300,000	332,958
1.875%, 1/31/24(m)	1,100,000	1,238,454

		5,247,555

Diversified Financial Services (0.6%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 5.200%, 1/28/29(k)(r)§	700,000	732,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
NTT Finance Corp.
1.162%, 4/3/26§	$1,000,000	$923,031

		1,655,775

Insurance (1.0%)
First American Financial Corp.
4.000%, 5/15/30	700,000	703,618
Hanwha Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.85%), 3.379%, 2/4/32(k)§	800,000	762,808
Manulife Financial Corp.
3.703%, 3/16/32	1,500,000	1,514,910
Society of Lloyd’s
4.750%, 10/30/24(m)	100,000	136,436

		3,117,772

Thrifts & Mortgage Finance (0.2%)
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	3,494,251	460,291
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	2,077,304	277,952

		738,243

Total Financials		47,089,731

Health Care (0.3%)
Health Care Providers & Services (0.3%)
CVS Health Corp.
4.300%, 3/25/28	198,000	207,867
2.125%, 9/15/31	900,000	798,709

		1,006,576

Total Health Care		1,006,576

Industrials (1.1%)
Aerospace & Defense (0.2%)
Spirit AeroSystems, Inc.
4.600%, 6/15/28(x)	700,000	656,138

Machinery (0.4%)
Xylem, Inc.
1.950%, 1/30/28	1,300,000	1,206,280

Marine (0.3%)
AP Moller - Maersk A/S
4.500%, 6/20/29§	700,000	736,586

Road & Rail (0.2%)
Central Japan Railway Co.
3.400%, 9/6/23(m)	600,000	606,577

Total Industrials		3,205,581

Information Technology (2.4%)
IT Services (0.8%)
CGI, Inc.
1.450%, 9/14/26§	800,000	735,212
Global Payments, Inc.
2.900%, 5/15/30	700,000	646,480
Nexi SpA
2.125%, 4/30/29(m)(x)	300,000	301,080
PayPal Holdings, Inc.
2.850%, 10/1/29(x)	700,000	683,656

		2,366,428

Semiconductors & Semiconductor Equipment (1.1%)
Broadcom, Inc.
4.110%, 9/15/28	576,000	582,931
3.469%, 4/15/34§	752,000	697,046
3.137%, 11/15/35§	215,000	189,367
3.187%, 11/15/36§	46,000	40,062
Micron Technology, Inc.
2.703%, 4/15/32	1,500,000	1,311,745
NXP BV
5.350%, 3/1/26§	500,000	526,656

		3,347,807

Software (0.2%)
VMware, Inc.
4.700%, 5/15/30	500,000	529,702

Technology Hardware, Storage & Peripherals (0.3%)
Dell International LLC
5.450%, 6/15/23	240,000	248,320
5.850%, 7/15/25	700,000	747,650

		995,970

Total Information Technology		7,239,907

Real Estate (7.9%)
Equity Real Estate Investment Trusts (REITs) (7.9%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26	300,000	309,758
4.500%, 7/30/29	200,000	212,266
2.950%, 3/15/34	300,000	280,268
American Tower Corp. (REIT)
3.375%, 5/15/24(x)	800,000	803,885
1.875%, 10/15/30	400,000	340,383
AvalonBay Communities, Inc. (REIT)
2.300%, 3/1/30	800,000	749,728
Boston Properties LP (REIT)
4.500%, 12/1/28(x)	600,000	629,255
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	800,000	764,563
Digital Dutch Finco BV (REIT)
1.000%, 1/15/32(m)	1,200,000	1,121,903
EPR Properties (REIT)
3.750%, 8/15/29(x)	700,000	657,189
3.600%, 11/15/31	800,000	722,526
Equinix, Inc. (REIT)
1.550%, 3/15/28	1,000,000	883,440
2.500%, 5/15/31	800,000	714,595
3.900%, 4/15/32	1,200,000	1,191,624
Federal Realty Investment Trust (REIT)
3.500%, 6/1/30	900,000	883,472
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§	500,000	499,463
HAT Holdings I LLC (REIT)
3.375%, 6/15/26§	2,000,000	1,900,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26		$700,000	$700,255
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	101,910
Host Hotels & Resorts LP (REIT)
Series J
2.900%, 12/15/31		300,000	268,226
Kilroy Realty LP (REIT)
2.500%, 11/15/32		3,400,000	2,948,110
Kimco Realty Corp. (REIT)
2.700%, 10/1/30		1,300,000	1,217,502
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		700,000	665,107
Physicians Realty LP (REIT)
4.300%, 3/15/27		100,000	102,481
Public Storage (REIT)
3.094%, 9/15/27		500,000	501,535
Realty Income Corp. (REIT)
4.625%, 11/1/25		400,000	418,340
3.000%, 1/15/27		300,000	295,971
3.250%, 1/15/31		600,000	585,908
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§		900,000	944,692
Service Properties Trust (REIT)
4.500%, 6/15/23		200,000	197,722
4.950%, 2/15/27		500,000	464,025
STORE Capital Corp. (REIT)
2.700%, 12/1/31		800,000	708,847
Ventas Realty LP (REIT)
3.250%, 10/15/26		200,000	199,262
Welltower, Inc. (REIT)
2.750%, 1/15/31		800,000	746,701

			23,730,912

Total Real Estate			23,730,912

Utilities (5.0%)
Electric Utilities (4.3%)
Duke Energy Carolinas LLC
2.850%, 3/15/32		2,200,000	2,126,367
Edison International
3.550%, 11/15/24		600,000	602,131
Enel Finance International NV
1.875%, 7/12/28§		2,500,000	2,244,021
Greenko Power II Ltd.
4.300%, 12/13/28(m)		2,000,000	1,883,100
4.300%, 12/13/28§		800,000	753,240
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	1,927,492
2.250%, 6/1/30		900,000	824,176
Northern States Power Co.
2.600%, 6/1/51		1,400,000	1,174,721
Public Service Electric & Gas Co.
3.100%, 3/15/32(x)		1,500,000	1,479,139

			13,014,387

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The)
1.375%, 1/15/26		1,400,000	1,285,900
Clearway Energy Operating LLC
3.750%, 2/15/31§		700,000	653,464

			1,939,364

Total Utilities			14,953,751

Total Corporate Bonds			121,766,691

Foreign Government Securities (3.3%)
Japan Finance Organization for Municipalities
3.375%, 9/27/23§		1,100,000	1,118,506
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	598,868
Province of Ontario
3.150%, 6/2/22	CAD	300,000	240,915
Province of Quebec
3.500%, 12/1/22		300,000	242,941
3.750%, 9/1/24		200,000	164,660
Republic of Chile
2.450%, 1/31/31		$800,000	748,400
4.340%, 3/7/42		1,600,000	1,646,400
Republic of Peru
6.350%, 8/12/28(m)	PEN	1,000,000	271,428
Republic of South Africa
10.500%, 12/21/26	ZAR	57,000,000	4,256,212
Romania Government Bond
3.000%, 2/27/27§		$800,000	776,000

Total Foreign Government Securities			10,064,330

Mortgage-Backed Securities (28.6%)
FHLMC
4.500%, 4/1/29		18,329	19,151
6.000%, 1/1/37		53,785	59,593
4.000%, 1/1/41		32,545	33,693
3.500%, 3/1/48		74,136	74,882
FHLMC UMBS
3.500%, 2/1/49		24,360	24,547
3.500%, 7/1/49		71,180	71,798
3.500%, 2/1/50		17,312	17,419
3.500%, 4/1/50		25,896	26,119
FNMA
2.310%, 8/1/22		189,464	189,757
2.055%, 5/1/38(l)		139,366	145,406
FNMA UMBS
4.500%, 1/1/34		40,178	41,885
5.500%, 4/1/34		25,577	27,530
5.500%, 5/1/34		54,316	58,444
5.500%, 3/1/38		30,267	33,103
5.000%, 8/1/39		47,438	50,879
4.500%, 12/1/41		6,870	7,319
4.500%, 7/1/44		47,513	50,467
3.500%, 2/1/48		11,728	11,848
3.500%, 11/1/48		14,311	14,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA/FHLMC UMBS, 15 Year, Single Family
3.000%, 4/25/37 TBA	$900,000	$906,117
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 5/25/52 TBA	7,900,000	7,716,079
3.500%, 5/25/52 TBA	22,700,000	22,669,852
2.500%, 6/25/52 TBA	7,300,000	6,942,985
3.000%, 6/25/52 TBA	36,500,000	35,574,666
3.500%, 6/25/52 TBA	9,000,000	8,964,844
GNMA
3.000%, 7/15/45	11,320	11,397
3.000%, 8/15/45	60,995	61,411
4.500%, 1/20/49	299,256	310,935
5.000%, 1/20/49	4,293	4,473
5.000%, 2/20/49	54,654	56,930
5.000%, 7/20/49	1,683,618	1,752,951

Total Mortgage-Backed Securities		85,930,906

Municipal Bonds (1.0%)
California Health Facilities Financing Authority, No Place Like Home Program, Senior Revenue Bonds, Series 2022
4.190%, 6/1/37	1,300,000	1,326,669
City Of Chicago General Obligation Bonds, Taxable Series 2015 B
7.750%, 1/1/42	50,000	54,991
New York State Urban Development Corp., St Personal Income Tax, Series 2020B
1.346%, 3/15/26	800,000	751,188
Regents of the University of Michigan, General Revenue Bonds, Series 2022B
3.504%, 4/1/52	900,000	913,475

Total Municipal Bonds		3,046,323

U.S. Treasury Obligations (22.7%)
U.S. Treasury Bonds
1.375%, 11/15/40	14,000,000	11,467,964
1.875%, 2/15/41	3,100,000	2,763,654
2.250%, 5/15/41	800,000	756,487
2.375%, 2/15/42	1,100,000	1,061,671
3.125%, 2/15/42	500,000	540,446
3.375%, 5/15/44	1,400,000	1,573,786
3.125%, 8/15/44	2,100,000	2,272,946
2.875%, 8/15/45	600,000	626,551
3.000%, 8/15/48	16,200,000	17,701,363
2.875%, 5/15/49	900,000	968,586
1.250%, 5/15/50	1,300,000	972,156
1.375%, 8/15/50	1,200,000	925,938
U.S. Treasury Notes
2.875%, 9/30/23#(t)(w)	26,400,000	26,704,698

Total U.S. Treasury Obligations		68,336,246

Total Long-Term Debt Securities (124.0%) (Cost $382,806,924)		372,843,611

SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.0%)
Natwest Markets Securities, Inc.,
0.30%, dated 3/31/22, due 4/1/22, repurchase price $1,963,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,002,303.(xx)	1,963,009	1,963,009
TD Prime Services LLC,
0.40%, dated 3/31/22, due 4/1/22, repurchase price $1,000,011, collateralized by various Common Stocks; total market value $1,158,189.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,963,009

U.S. Treasury Obligations (4.6%)
U.S. Treasury Bills
0.16%, 4/19/22(p)(v)(w)	500,000	499,958
0.17%, 4/28/22(p)(v)(w)	4,900,000	4,899,366
0.49%, 6/23/22(p)	4,400,000	4,394,981
0.54%, 6/28/22(p)	3,300,000	3,295,627
0.67%, 7/19/22(p)(w)	600,000	598,774

Total U.S. Treasury Obligations		13,688,706

Total Short-Term Investments (5.6%) (Cost $16,652,669)		16,651,715

Total Investments in Securities (129.6%) (Cost $399,459,593)		389,495,326
Other Assets Less Liabilities (-29.6%)		(88,884,283)

Net Assets (100%)		$300,611,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $92,798,717 or 30.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $117,339.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $10,959,190 or 3.6% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(t)	All, or a portion of security held by broker as collateral for Centrally Cleared Swap contracts, with a total collateral value of $708,079.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,756,775.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $2,196,634.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $3,699,649. This was collateralized by $818,396 of various U.S. Government Treasury Securities, ranging from 0.125% – 3.000%, maturing 4/30/22 – 8/15/49 and by cash of $2,963,009 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2022.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

CNY — Chinese Renminbi

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

NOK — Norwegian Krone

PEN — Peruvian Sol

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

TBA — To Be Announced; Security is subject to delayed delivery

TONAR — Tokyo Over-Night Average Rate

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Country Diversification

As a Percentage of Total Net Assets

Australia	0.5%
Brazil	0.0 #
Canada	1.9
Cayman Islands	7.6
Chile	0.8
China	0.2
Denmark	0.8
France	1.1
Germany	1.5
India	1.1
Ireland	0.5
Italy	1.2
Japan	3.8
Jersey	0.5
Netherlands	0.8
Peru	0.1
Romania	0.3
South Africa	1.4
South Korea	0.4
Spain	0.2
Switzerland	0.8
United Kingdom	5.2
United States	98.9
Cash and Other	(29.6)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	94	6/2022	USD	11,550,250	(331,106)

					(331,106)

Short Contracts
Euro-Bund	(136)	6/2022	EUR	(23,870,397)	297,108
Euro-Buxl	(4)	6/2022	EUR	(823,935)	33,941
Japan 10 Year Bond	(2)	6/2022	JPY	(2,459,340)	12,762
U.S. Treasury 2 Year Note	(24)	6/2022	USD	(5,086,125)	(5,938)
U.S. Treasury 5 Year Note	(20)	6/2022	USD	(2,293,750)	(10,665)
U.S. Treasury Long Bond	(30)	6/2022	USD	(4,501,875)	136,597
U.S. Treasury Ultra Bond	(9)	6/2022	USD	(1,594,125)	(34,308)

					429,497

					98,391

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	4,716,142	USD	696,767	Morgan Stanley	4/1/2022	4,612
USD	847,564	DKK	5,435,000	Goldman Sachs Bank USA	4/1/2022	39,277
BRL	5,800,000	USD	1,134,963	JPMorgan Chase Bank**	4/4/2022	83,256
BRL	242,516	USD	46,700	Morgan Stanley**	4/4/2022	4,238
PEN	3,082,207	USD	821,221	Citibank NA**	4/18/2022	15,715
PEN	3,082,207	USD	818,756	HSBC Bank plc**	4/27/2022	17,501
PEN	2,043,470	USD	547,656	Citibank NA**	4/29/2022	6,673
BRL	242,516	USD	48,769	Morgan Stanley**	5/3/2022	1,761
EUR	181,000	USD	200,490	HSBC Bank plc	5/18/2022	46
EUR	300,000	USD	332,276	Morgan Stanley	5/18/2022	103
GBP	259,000	USD	339,383	Bank of America	5/18/2022	771
NOK	31,920,000	USD	3,590,263	Bank of America	5/18/2022	33,867
USD	692,987	EUR	618,000	Barclays Bank plc	5/18/2022	8,285
USD	5,824,654	EUR	5,109,000	JPMorgan Chase Bank	5/18/2022	164,229
USD	10,080,458	GBP	7,454,000	Bank of America	5/18/2022	290,869
USD	3,270,240	GBP	2,409,000	JPMorgan Chase Bank	5/18/2022	106,420
USD	745,975	JPY	90,600,000	Bank of America	5/18/2022	1,014
USD	36,194	JPY	4,400,000	Barclays Bank plc	5/18/2022	15
USD	836,019	JPY	101,600,000	HSBC Bank plc	5/18/2022	611
PEN	3,616,319	USD	949,290	Citibank NA**	6/23/2022	26,610
USD	96,623	DKK	645,000	Bank of America	7/1/2022	361
BRL	64,600,000	USD	12,008,551	Citibank NA**	10/4/2022	861,723

Total unrealized appreciation						1,667,957

USD	995,623	BRL	5,800,000	JPMorgan Chase Bank**	4/4/2022	(222,596)
USD	49,147	BRL	242,516	Morgan Stanley**	4/4/2022	(1,790)
USD	1,424,000	CNY	9,040,834	Bank of America**	4/6/2022	(1,154)
USD	819,627	PEN	3,082,207	HSBC Bank plc**	4/18/2022	(17,310)
AUD	1,771,000	USD	1,329,391	Citibank NA	5/18/2022	(3,282)
EUR	506,000	USD	576,873	Morgan Stanley	5/18/2022	(16,259)
GBP	259,000	USD	342,182	Bank of America	5/18/2022	(2,029)
JPY	448,827,545	USD	3,892,221	HSBC Bank plc	5/18/2022	(201,725)
USD	658,814	CAD	837,000	Morgan Stanley	5/18/2022	(10,605)
USD	1,272,427	EUR	1,159,000	HSBC Bank plc	5/18/2022	(11,667)
USD	1,228,132	JPY	151,600,000	Bank of America	5/18/2022	(18,403)
USD	719,830	JPY	87,600,000	HSBC Bank plc	5/18/2022	(463)
USD	88,861	PEN	367,273	Citibank NA**	5/31/2022	(10,472)
USD	11,005	CLP	8,929,136	Goldman Sachs Bank USA**	6/15/2022	(202)
USD	1,226,581	ZAR	19,115,000	Citibank NA	6/15/2022	(69,279)
USD	2,956,737	ZAR	45,309,038	Goldman Sachs Bank USA	6/15/2022	(114,891)
USD	864,218	PEN	3,616,319	Bank of America**	6/23/2022	(111,682)
USD	696,767	DKK	4,698,529	Morgan Stanley	7/1/2022	(4,463)
USD	263,565	PEN	1,058,925	Bank of America**	7/21/2022	(21,395)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	350,112	PEN	1,415,011	Bank of America**	7/26/2022	(30,478)
USD	205,354	PEN	772,091	Citibank NA**	8/8/2022	(2,037)
USD	11,288,181	BRL	64,600,000	Goldman Sachs Bank USA**	10/4/2022	(1,582,093)
USD	931,921	PEN	3,616,319	Citibank NA**	12/27/2022	(26,362)

Total unrealized depreciation						(2,480,637)

Net unrealized depreciation						(812,680)

**	Non-deliverable forward.

Written Call Options Contracts as of March 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
2 Years, November 2022 @0.87% v.3 Month LIBOR	Goldman Sachs Bank	27,400,000	USD	(27,400,000)	USD	0.87	11/2/2022	(1,114)
5 Years, April 2022 @1.29% v.1 Day SOFR	Citibank NA	2,600,000	USD	(2,600,000)	USD	1.29	4/28/2022	(75)
5 Years, May 2022 @0.50% v.6 Month EURIBOR	Citibank NA	2,200,000	EUR	(2,200,000)	EUR	0.50	5/16/2022	(1,274)

								(2,463)

Written Put Options Contracts as of March 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
2 Years, November 2022 @1.27% v.3 Month LIBOR	Goldman Sachs Bank	27,400,000	USD	(27,400,000)	USD	1.27	11/2/2022	(444,805)
3 Month Eurodollar	Exchange Traded	61	USD	(15,250,000)	USD	96.50	12/18/2023	(81,969)
5 Years, April 2022 @1.79% v.1 Day SOFR	Citibank NA	2,600,000	USD	(2,600,000)	USD	1.79	4/28/2022	(56,579)
5 Years, May 2022 @1.00% v.6 Month EURIBOR	Citibank NA	2,200,000	EUR	(2,200,000)	EUR	1.00	5/16/2022	(19,034)
Euro-Bobl	Exchange Traded	18	EUR	(1,800,000)	EUR	131.50	4/22/2022	(54,063)

								(656,450)

Total Written Options Contracts (Premiums Received ($213,921))								(658,913)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

OTC Credit default swap contracts outstanding - sell protection as of March 31, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	1.95	USD	1,600,000	(71,616)	5,927	(65,689)
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	1.95	USD	1,700,000	(72,935)	3,140	(69,795)

								(144,551)	9,067	(135,484)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of America Corp.	1.00	Quarterly	12/20/2022	0.31	USD	800,000	4,103	170	4,273
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.35	EUR	200,000	(2,551)	(2,351)	(4,902)
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.35	EUR	600,000	(6,545)	(8,161)	(14,706)

Total Centrally Cleared Credit default swap contracts outstanding							(4,993)	(10,342)	(15,335)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2022 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day TONAR Annual	0.05 annually	Receive	12/15/2031	JPY	8,000,000	1,228	48	1,276
1 day TONAR Annual	0.20 annually	Receive	2/8/2032	JPY	70,000,000	—	2,999	2,999
1 day TONAR Annual	0.63 annually	Receive	2/8/2052	JPY	19,000,000	—	3,231	3,231
1 day TONAR Annual	0.23 annually	Receive	2/9/2032	JPY	43,000,000	—	1,034	1,034
1 day TONAR Annual	0.67 annually	Receive	2/9/2052	JPY	34,000,000	—	2,895	2,895
1 day TONAR Annual	0.25 annually	Receive	2/10/2032	JPY	29,000,000	—	37	37
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	19,000,000	11,805	(905)	10,900
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	18,000,000	10,913	(586)	10,327
1 day SONIA Annual	0.75 annually	Receive	9/21/2052	GBP	800,000	157,933	15,181	173,114
1 day SONIA Annual	0.75 annually	Receive	9/21/2052	GBP	800,000	160,854	12,260	173,114
1 day SONIA Annual	0.75 annually	Receive	9/21/2052	GBP	1,300,000	276,874	4,436	281,310
1 day SONIA Annual	0.75 annually	Receive	9/21/2052	GBP	1,200,000	271,178	(11,507)	259,671
1 day TONAR Semi- Annual	0.57 semi-annually	Receive	3/19/2051	JPY	77,000,000	(727)	33,684	32,957
1 day TONAR Semi- Annual	0.56 semi-annually	Receive	3/15/2051	JPY	54,000,000	(542)	24,659	24,117
1 day TONAR Semi- Annual	0.56 semi-annually	Receive	3/15/2051	JPY	4,000,000	(235)	2,021	1,786
1 day SONIA Annual	0.75 annually	Receive	9/21/2052	GBP	900,000	191,523	3,230	194,753

						1,080,804	92,717	1,173,521

6 month EURIBOR Semi-Annual	0.75 annually	Pay	6/15/2032	EUR	2,570,000	(100,842)	(30,060)	(130,902)
6 month EURIBOR Semi-Annual	0.75 annually	Pay	6/15/2032	EUR	580,000	(21,953)	(7,589)	(29,542)
6 month EURIBOR Semi-Annual	0.75 annually	Pay	6/15/2032	EUR	9,620,000	(340,942)	(149,048)	(489,990)
6 month LIBOR Semi- Annual	– semi-annually	Receive	6/20/2022	JPY	188,680,000	1	(435)	(434)
6 month EURIBOR Semi-Annual	0.75 annually	Pay	6/15/2032	EUR	5,230,000	(201,354)	(65,034)	(266,388)
1 day SOFR At Termination	1.32 at termination	Pay	12/21/2023	USD	3,100,000	(16,182)	(26,781)	(42,963)
1 day SOFR At Termination	1.32 at termination	Pay	12/21/2023	USD	3,100,000	(16,401)	(26,562)	(42,963)
1 day TONAR Semi- Annual	0.75 semi-annually	Receive	12/20/2038	JPY	188,680,000	(118,327)	58,950	(59,377)
1 day TONAR Semi- Annual	– semi-annually	Pay	6/20/2022	JPY	188,680,000	(89)	(193)	(282)

						(816,089)	(246,752)	(1,062,841)

Total Centrally Cleared Interest rate swaps contracts outstanding						264,715	(154,035)	110,680

(1)	Value of floating rate index at March 31, 2022 was as follows:

Floating Rate Index	Value
1 Day SOFR USD	1.04%
1 Day SONIA GBP	0.69%
1 Day TONAR JPY	(0.01)%
6 Month EURIBOR EUR	(0.37)%
6 Month LIBOR JPY	0.04%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$46,974,258	$—	$46,974,258
Centrally Cleared Credit Default Swaps	—	170	—	170
Centrally Cleared Interest Rate Swaps	—	164,665	—	164,665
Collateralized Mortgage Obligations	—	20,594,721	—	20,594,721
Commercial Mortgage-Backed Securities	—	16,130,136	—	16,130,136
Corporate Bonds
Communication Services	—	10,733,578	—	10,733,578
Consumer Discretionary	—	9,949,533	—	9,949,533
Consumer Staples	—	714,581	—	714,581
Energy	—	3,142,541	—	3,142,541
Financials	—	46,356,987	732,744	47,089,731
Health Care	—	1,006,576	—	1,006,576
Industrials	—	3,205,581	—	3,205,581
Information Technology	—	7,239,907	—	7,239,907
Real Estate	—	23,730,912	—	23,730,912
Utilities	—	14,953,751	—	14,953,751
Foreign Government Securities	—	10,064,330	—	10,064,330
Forward Currency Contracts	—	1,667,957	—	1,667,957
Futures	480,408	—	—	480,408
Mortgage-Backed Securities	—	85,930,906	—	85,930,906
Municipal Bonds	—	3,046,323	—	3,046,323
OTC Credit Default Swaps	—	9,067	—	9,067
Short-Term Investments
Repurchase Agreements	—	2,963,009	—	2,963,009
U.S. Treasury Obligations	—	13,688,706	—	13,688,706
U.S. Treasury Obligations	—	68,336,246	—	68,336,246

Total Assets	$480,408	$390,604,441	$732,744	$391,817,593

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(10,512)	$—	$(10,512)
Centrally Cleared Interest Rate Swaps	—	(318,700)	—	(318,700)
Forward Currency Contracts	—	(2,480,637)	—	(2,480,637)
Futures	(382,017)	—	—	(382,017)
Options Written
Call Options Written	—	(2,463)	—	(2,463)
Put Options Written	(136,032)	(520,418)	—	(656,450)

Total Liabilities	$(518,049)	$(3,332,730)	$—	$(3,850,779)

Total	$(37,641)	$387,271,711	$732,744	$387,966,814

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,866,984
Aggregate gross unrealized depreciation	(16,199,715)

Net unrealized depreciation	$(12,332,731)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$400,414,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (15.3%)
AmeriCredit Automobile Receivables Trust,
Series 2020-3 A2
0.420%, 3/18/24	$475,785	$475,518
Arkansas Student Loan Authority,
Series 2010-1 A
1.423%, 11/25/43(l)	563,718	564,389
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
1.067%, 4/22/26(l)	3,000,000	3,014,580
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
0.537%, 1/25/37(l)	34,784	28,057
Dell Equipment Finance Trust,
Series 2020-2 A2
0.470%, 10/24/22§	1,544,997	1,543,821
Series 2021-2 A2
0.330%, 12/22/26§	4,000,000	3,953,262
Series 2022-1 A1
1.217%, 3/22/23§	3,000,000	2,996,591
DT Auto Owner Trust,
Series 2020-3A A
0.540%, 4/15/24§	928,237	927,293
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
1.187%, 4/25/39(l)§	403,454	402,081
Enterprise Fleet Financing LLC,
Series 2019-3 A2
2.060%, 5/20/25§	618,653	618,925
FirstKey Homes Trust,
Series 2020-SFR2 A
1.266%, 10/19/37§	5,281,584	4,916,393
Ford Credit Floorplan Master Owner Trust,
Series 2019-3 A2
0.997%, 9/15/24(l)	2,200,000	2,201,589
Series 2020-1 A1
0.700%, 9/15/25	6,400,000	6,230,906
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A2
0.400%, 4/15/25§	2,401,219	2,379,375
GMF Floorplan Owner Revolving Trust,
Series 2020-1 A
0.680%, 8/15/25§	3,000,000	2,913,253
GSAA Trust,
Series 2007-6 A4
1.057%, 5/25/47(l)	91,571	71,408
LCCM Trust,
Series 2021-FL2 A
1.597%, 12/13/38(l)§	12,000,000	11,920,348
LL ABS Trust,
Series 2021-1A A
1.070%, 5/15/29§	423,930	406,373
LMREC LLC,
Series 2021-CRE4 A
1.505%, 4/22/37(l)§	10,500,000	10,361,150
Massachusetts Educational Financing Authority,
Series 2008-1 A1
1.208%, 4/25/38(l)	83,724	83,536
Navient Private Education Loan Trust,
Series 2015-AA A2A
2.650%, 12/15/28§	177,614	176,961
Series 2020-IA A1B
1.397%, 4/15/69(l)§	4,170,913	4,124,603
Navient Private Education Refi Loan Trust,
Series 2020-DA A
1.690%, 5/15/69§	1,601,934	1,556,909
Series 2020-GA A
1.170%, 9/16/69§	1,285,744	1,242,258
Series 2021-FA A
1.110%, 2/18/70§	10,800,374	10,046,221
Navient Student Loan Trust,
Series 2017-5A A
1.257%, 7/26/66(l)§	2,765,252	2,751,771
Nelnet Student Loan Trust,
Series 2005-3 A5
1.054%, 12/24/35(l)	2,362,645	2,315,016
Series 2013-5A A
1.087%, 1/25/37(l)§	1,094,806	1,081,585
Series 2016-1A A
1.257%, 9/25/65(l)§	5,357,088	5,368,476
Series 2019-2A A
1.357%, 6/27/67(l)§	1,001,308	1,004,414
Northstar Education Finance, Inc.,
Series 2012-1 A
1.157%, 12/26/31(l)§	396,360	393,488
Oscar US Funding XIII LLC,
Series 2021-2A A2
0.390%, 8/12/24§	5,696,950	5,663,087
PFS Financing Corp.,
Series 2020-B A
1.210%, 6/15/24§	3,000,000	2,997,581
Series 2020-F A
0.930%, 8/15/24§	1,300,000	1,295,545
PHEAA Student Loan Trust,
Series 2016-2A A
1.407%, 11/25/65(l)§	1,833,524	1,842,950
PRET LLC,
Series 2021-NPL3 A1
1.868%, 7/25/51(e)§	6,637,548	6,394,441
Series 2021-NPL6 A1
2.487%, 7/25/51(e)§	3,773,433	3,664,457
Santander Drive Auto Receivables Trust,
Series 2022-2 A2
2.120%, 10/15/26	5,000,000	4,995,803
SLC Student Loan Trust,
Series 2005-3 A3
0.946%, 6/15/29(l)	769,334	765,804
Series 2006-1 A5
0.936%, 3/15/27(l)	419,505	418,306
SLM Student Loan Trust,
Series 2004-10 A7B
0.858%, 10/25/29(l)§	1,350,713	1,347,480
Series 2005-7 A4
0.408%, 10/25/29(l)	1,062,402	1,053,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2008-9 A
1.758%, 4/25/23(l)	$1,505,381	$1,504,921
Series 2010-1 A
0.857%, 3/25/25(l)	2,063,693	2,052,212
Series 2012-3 A
1.107%, 12/27/38(l)	5,336,433	5,272,879
SMB Private Education Loan Trust,
Series 2016-C A2A
2.340%, 9/15/34§	2,556,724	2,527,055
Series 2020-PTA A2A
1.600%, 9/15/54§	1,600,332	1,551,127
SoFi Professional Loan Program LLC,
Series 2016-E A1
1.307%, 7/25/39(l)§	19,153	19,148
Tesla Auto Lease Trust,
Series 2021-B A2
0.360%, 9/22/25§	3,500,000	3,440,409
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	5,600,000	5,305,781
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	185	189
Series 2004-20C 1
4.340%, 3/1/24	2,538	2,584
Series 2005-20B 1
4.625%, 2/1/25	4,968	5,096
Series 2008-20G 1
5.870%, 7/1/28	518,242	540,481
Series 2008-20H 1
6.020%, 8/1/28	416,064	436,149
Westlake Automobile Receivables Trust,
Series 2020-3A A2
0.560%, 5/15/24§	725,277	723,440
World Omni Select Auto Trust,
Series 2020-A A2
0.470%, 6/17/24	99,355	99,329

Total Asset- Backed Securities		139,990,129

Collateralized Mortgage Obligations (16.4%)
Alternative Loan Trust,
Series 2005-61 2A1
1.017%, 12/25/35(l)	6,491	6,381
Series 2005-62 2A1
1.141%, 12/25/35(l)	26,785	24,280
Series 2006-OA22 A1
0.777%, 2/25/47(l)	121,410	112,670
Series 2007-OA7 A1A
0.817%, 5/25/47(l)	28,437	25,860
American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.647%, 5/25/46(l)	1,450,411	1,270,958
Arroyo Mortgage Trust,
Series 2021-1R A1
1.175%, 10/25/48(l)§	899,622	852,102
BCAP LLC Trust,
Series 2006-AA2 A1
0.797%, 1/25/37(l)	158,239	148,963
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
2.874%, 9/25/35(l)	343,788	252,086
Bear Stearns ARM Trust,
Series 2002-11 1A2
2.837%, 2/25/33(l)	1,115	1,016
Series 2003-3 3A2
2.945%, 5/25/33(l)	8,484	8,425
Series 2003-8 2A1
2.090%, 1/25/34(l)	613	603
Series 2003-8 4A1
2.482%, 1/25/34(l)	2,808	2,857
Series 2004-10 15A1
2.302%, 1/25/35(l)	16,258	15,939
Series 2004-10 21A1
3.020%, 1/25/35(l)	211,131	216,777
Series 2007-3 1A1
3.136%, 5/25/47(l)	739,679	723,406
CHL Mortgage Pass- Through Trust,
Series 2004-12 11A1
3.095%, 8/25/34(l)	7,033	7,110
Series 2005-25 A11
5.500%, 11/25/35	60,998	38,935
Series 2005-3 1A2
1.037%, 4/25/35(l)	49,740	45,670
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
2.470%, 5/25/35(l)	1,135	1,129
Series 2005-11 A2A
2.470%, 10/25/35(l)	36,573	36,530
Series 2005-12 2A1
1.257%, 8/25/35(l)§	120,400	114,610
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
2.190%, 9/25/35(l)	2,902	2,991
Series 2005-6 A2
2.210%, 9/25/35(l)	8,594	8,824
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
0.420%, 3/25/32(l)§	253	241
CSMC Trust,
Series 2019-RP10 A1
2.942%, 12/26/59(l)§	795,614	788,885
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-AR2 7A1
2.444%, 10/25/35(l)	8,398	8,321
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
0.557%, 10/25/36(l)	509	433
FHLMC,
Series 2142 Z
6.500%, 4/15/29	1,517	1,604
Series 2411 FJ
0.747%, 12/15/29(l)	374	374
Series 3017 CF
0.697%, 8/15/25(l)	1,274	1,274
Series 3222 FN
0.797%, 9/15/36(l)	10,053	10,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 3241 FM
0.777%, 11/15/36(l)	$6,752	$6,764
Series 3245 NF
0.877%, 11/15/36(l)	174,615	175,703
Series 330 F4
0.452%, 10/15/37 STRIPS(l)	2,600,912	2,615,696
Series 343 F4
0.452%, 10/15/37 STRIPS(l)	797,859	803,649
Series 3807 FM
0.897%, 2/15/41(l)	206,329	207,887
Series 3850 FC
0.817%, 4/15/41(l)	175,288	175,952
Series 3898 TF
0.897%, 7/15/39(l)	15,616	15,735
Series 3927 FH
0.847%, 9/15/41(l)	199,327	200,378
Series 4283 JF
0.797%, 12/15/43(l)	1,639,950	1,644,482
Series 4367 GF
0.452%, 3/15/37(l)	1,830,456	1,821,578
Series 4615 AF
0.452%, 10/15/38(l)	655,883	661,398
Series 4678 AF
0.502%, 12/15/42(l)	2,695,015	2,704,926
Series 4774 BF
0.697%, 2/15/48(l)	2,356,559	2,349,747
Series 4779 WF
0.452%, 7/15/44(l)	3,035,389	3,019,544
Series 4875 F
0.847%, 4/15/49(l)	1,472,959	1,478,763
Series 4906 WF
0.502%, 12/15/38(l)	1,394,047	1,408,986
Series 4913 FC
0.522%, 6/15/44(l)	2,121,955	2,114,166
Series 4948 E
2.500%, 10/25/48	535,530	515,825
Series 5115 EM
1.000%, 9/15/44	7,453,344	6,995,765
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	2,450	2,739
Series T-62 1A1
1.341%, 10/25/44(l)	133,977	136,537
Series T-63 1A1
1.304%, 2/25/45(l)	171,586	173,473
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.134%, 6/25/34(l)	22,177	22,339
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.774%, 8/25/35(l)	26,160	19,325
FNMA,
Series 2003-W8 3F2
0.807%, 5/25/42(l)	9,366	9,328
Series 2005-38 F
0.757%, 5/25/35(l)	16,132	16,108
Series 2006-118 A2
0.247%, 12/25/36(l)	56,665	56,039
Series 2006-5 3A2
1.959%, 5/25/35(l)	27,108	27,347
Series 2007-109 GF
1.137%, 12/25/37(l)	450,014	457,145
Series 2007-84 FN
0.957%, 8/25/37(l)	152,946	154,075
Series 2010-74 AF
0.997%, 7/25/37(l)	138,837	140,022
Series 2014-42 FA
0.502%, 7/25/44(l)	707,426	706,862
Series 2014-86 PA
2.000%, 12/25/44	263,136	252,284
Series 2015-64 KF
0.452%, 9/25/45(l)	3,046,292	3,039,488
Series 2016-11 AF
0.602%, 3/25/46(l)	2,328,227	2,328,032
Series 2016-84 DF
0.522%, 11/25/46(l)	612,312	612,152
Series 2016-97 CF
0.522%, 12/25/56(l)	1,323,546	1,322,455
Series 2017-108 AF
0.757%, 1/25/48(l)	1,097,816	1,095,763
Series 2019-41 FD
0.957%, 8/25/59(l)	1,049,692	1,059,403
Series 2019-53 FA
0.502%, 9/25/49(l)	2,429,562	2,429,480
Series 2019-60 WF
0.502%, 10/25/59(l)	1,331,714	1,319,405
Series 2020-22 FA
0.857%, 4/25/50(l)	4,338,843	4,333,439
GCAT Trust,
Series 2021-NQM3 A1
1.091%, 5/25/66(l)§	1,840,466	1,742,135
GNMA,
Series 2012-H08 FC
0.676%, 4/20/62(l)	1,098,692	1,097,129
Series 2012-H12 FA
0.656%, 4/20/62(l)	1,309,834	1,307,576
Series 2012-H12 FB
1.156%, 2/20/62(l)	1,317,028	1,325,534
Series 2013-H13 FT
1.140%, 5/20/63(l)	801,715	796,242
Series 2015-H04 FA
0.756%, 12/20/64(l)	1,162,876	1,162,903
Series 2015-H32 FA
0.856%, 12/20/65(l)	2,444,260	2,453,117
Series 2016-H14 FA
0.906%, 6/20/66(l)	2,270,773	2,280,807
Series 2016-H17 FK
0.956%, 7/20/66(l)	561,657	565,044
Series 2016-H20 PT
2.810%, 9/20/66(l)	2,403,538	2,489,765
Series 2017-H07 FG
0.566%, 2/20/67(l)	6,093,987	6,073,004
Series 2017-H12 FE
0.306%, 6/20/66(l)	44,594	44,418
Series 2018-H18 FC
0.456%, 8/20/65(l)	3,018,998	3,004,530
Series 2019-54 KF
0.651%, 5/20/44(l)	1,920,307	1,921,439
Series 2019-90 F
0.899%, 7/20/49(l)	1,871,947	1,873,348
Series 2020-17 EU
2.500%, 10/20/49	297,724	292,456
Series 2020-63 PF
0.849%, 4/20/50(l)	6,106,809	6,109,492
Series 2021-122 FA
0.450%, 7/20/51(l)	13,353,604	12,664,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-H09 FG
1.550%, 6/20/71(l)	$1,479,213	$1,563,968
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.997%, 11/25/45(l)	10,570	9,598
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1
1.750%, 12/25/60(l)§	6,011,598	5,838,323
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9
0.949%, 2/25/52(l)§	2,344,363	2,291,650
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.908%, 9/25/35(l)	9,794	9,894
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
0.889%, 5/19/35(l)	5,209	4,957
Series 2006-1 2A1A
0.642%, 3/19/36(l)	42,419	41,832
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
2.948%, 12/25/34(l)	24,371	24,869
JP Morgan Mortgage Trust,
Series 2021-12 A11
0.949%, 2/25/52(l)§	902,248	881,846
Legacy Mortgage Asset Trust,
Series 2019-GS6 A1
3.000%, 6/25/59(e)§	610,251	609,013
Series 2021-SL2 A
1.875%, 10/25/68(e)§	1,076,434	1,042,047
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
2.755%, 11/21/34(l)	11,131	11,098
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	214,628	215,801
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
1.097%, 11/15/31(l)	6,157	6,203
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
0.957%, 11/25/35(l)	20,307	19,920
MFA Trust,
Series 2020-NQM2 A1
1.381%, 4/25/65(l)§	1,628,518	1,603,871
Mill City Mortgage Loan Trust,
Series 2017-2 A1
2.750%, 7/25/59(l)§	354,093	354,232
MRFC Mortgage Pass- Through Trust,
Series 2000-TBC3 A1
0.837%, 12/15/30(l)	2,180	2,123
New Residential Mortgage Loan Trust,
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§	5,629,604	5,506,518
Series 2020-RPL1 A1
2.750%, 11/25/59(l)§	4,671,047	4,585,799
Series 2021-NQ2R A1
0.941%, 10/25/58(l)§	2,174,727	2,120,024
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1
1.992%, 2/25/61(e)§	1,741,981	1,678,755
RALI Trust,
Series 2005-QO1 A1
0.757%, 8/25/35(l)	9,327	7,639
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
0.797%, 6/25/35(l)§	10,584	10,319
Sequoia Mortgage Trust,
Series 10 2A1
1.209%, 10/20/27(l)	621	612
Series 2003-4 2A1
1.149%, 7/20/33(l)	464,310	458,908
Series 2005-2 A2
1.274%, 3/20/35(l)	251,289	240,660
Starwood Mortgage Residential Trust,
Series 2020-3 A1
1.486%, 4/25/65(l)§	627,641	618,469
Series 2021-2 A1
0.943%, 5/25/65(l)§	5,069,839	4,954,365
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.459%, 2/25/34(l)	12,088	12,057
Series 2004-19 2A1
1.541%, 1/25/35(l)	8,766	8,047
Series 2005-17 3A1
2.868%, 8/25/35(l)	27,569	26,435
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
1.109%, 10/19/34(l)	12,896	12,614
Series 2005-AR5 A1
0.949%, 7/19/35(l)	24,363	23,362
Series 2005-AR5 A2
0.949%, 7/19/35(l)	24,907	23,964
Series 2006-AR4 2A1
0.837%, 6/25/36(l)	5,369	5,306
Series 2006-AR5 1A1
0.877%, 5/25/36(l)	306,580	294,157
Towd Point Mortgage Trust,
Series 2018-3 A1
3.750%, 5/25/58(l)§	1,297,578	1,296,029
Series 2019-HY2 A1
1.457%, 5/25/58(l)§	845,429	845,429
Series 2019-HY3 A1A
1.457%, 10/25/59(l)§	883,796	882,196
Series 2020-1 A1
2.710%, 1/25/60(l)§	2,739,784	2,679,643
Series 2020-2 A1A
1.636%, 4/25/60(l)§	8,012,186	7,622,573
Series 2021-SJ2 A1A
2.250%, 12/25/61(l)§	1,051,689	1,039,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.341%, 11/25/42(l)	$1,495	$1,459
Series 2002-AR2 A
1.473%, 2/27/34(l)	791	799
Series 2003-AR1 A5
2.361%, 3/25/33(l)	119,807	119,398
Series 2004-AR1 A
2.461%, 3/25/34(l)	169,558	173,227
Series 2005-AR13 A1A1
1.037%, 10/25/45(l)	28,249	27,922
Series 2005-AR15 A1A1
0.977%, 11/25/45(l)	9,536	9,113
Series 2006-AR15 2A
1.723%, 11/25/46(l)	9,767	9,427
Series 2006-AR3 A1A
1.141%, 2/25/46(l)	14,072	14,028
Series 2006-AR7 3A
1.723%, 7/25/46(l)	58,486	56,024

Total Collateralized Mortgage Obligations		150,459,257

Commercial Mortgage-Backed Securities (6.2%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
1.187%, 9/15/34(l)§	1,000,000	995,175
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§	2,797,948	2,794,352
AREIT Trust,
Series 2019-CRE3 A
1.184%, 9/14/36(l)§	454,315	452,742
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A
1.597%, 3/15/34(l)§	1,300,000	1,287,100
BCP Trust,
Series 2021-330N A
1.196%, 6/15/38(l)§	7,000,000	6,852,681
Beast Mortgage Trust,
Series 2021-1818 A
1.447%, 3/15/36(l)§	2,500,000	2,460,958
BWAY Mortgage Trust,
Series 2021-1450 A
1.647%, 9/15/36(l)§	2,500,000	2,466,312
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	3,500,000	3,510,271
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB
2.710%, 8/10/49	2,115,187	2,102,326
CSMC Trust,
Series 2017-CHOP A
1.147%, 7/15/32(l)§	8,000,000	7,772,357
DBCG Mortgage Trust,
Series 2017-BBG A
1.097%, 6/15/34(l)§	5,000,000	4,944,611
Extended Stay America Trust,
Series 2021-ESH A
1.477%, 7/15/38(l)§	6,957,182	6,874,648
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
2.450%, 12/15/31(l)§	530,228	522,987
LUXE Trust,
Series 2021-TRIP A
1.447%, 10/15/38(l)§	5,000,000	4,907,378
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	4,600,000	4,627,475
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A
1.407%, 7/25/36(l)§	3,000,000	2,943,644
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	608,384	612,139
WFRBS Commercial Mortgage Trust,
Series 2014-C21 ASBF
1.001%, 8/15/47(l)§	743,028	744,646

Total Commercial Mortgage-Backed Securities		56,871,802

Corporate Bonds (48.9%)
Communication Services (3.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.89%), 1.285%, 2/15/23(k)	4,400,000	4,413,121
(United States SOFR Compounded Index + 0.64%), 0.917%, 3/25/24(k)	1,800,000	1,801,444
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.606%, 5/15/25(k)	2,902,000	2,947,588

		9,162,153

Entertainment (0.3%)
Magallanes, Inc. (United States SOFR Compounded Index + 1.78%),
1.991%, 3/15/24(k)§	1,300,000	1,311,883
3.428%, 3/15/24§	800,000	805,123
3.788%, 3/15/25§	900,000	900,369

		3,017,375

Media (1.7%)
Charter Communications Operating LLC
4.464%, 7/23/22	1,400,000	1,399,986
(ICE LIBOR USD 3 Month + 1.65%), 1.967%, 2/1/24(k)	12,200,000	12,366,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Time Warner Entertainment Co. LP
8.375%, 3/15/23	$1,105,000	$1,159,134

		14,925,259

Total Communication Services		27,104,787

Consumer Discretionary (5.3%)
Automobiles (3.8%)
BMW US Capital LLC
2.950%, 4/14/22§	3,000,000	3,001,633
(United States SOFR Compounded Index + 0.38%), 0.494%, 8/12/24(k)§	3,000,000	2,981,755
Hyundai Capital America
3.250%, 9/20/22(m)(x)	2,000,000	2,009,762
1.150%, 11/10/22§	6,200,000	6,150,828
2.375%, 2/10/23§	500,000	497,878
0.800%, 4/3/23§	2,500,000	2,451,597
1.250%, 9/18/23§	4,300,000	4,188,094
Nissan Motor Acceptance Co. LLC
2.650%, 7/13/22(m)	1,500,000	1,501,489
(ICE LIBOR USD 3 Month + 0.69%), 1.656%, 9/28/22(k)§	1,500,000	1,503,156
1.050%, 3/8/24§	2,919,000	2,776,742
Volkswagen Group of America Finance LLC
0.750%, 11/23/22§	8,000,000	7,933,126

		34,996,060

Hotels, Restaurants & Leisure (1.5%)
Hyatt Hotels Corp.
(United States SOFR Compounded Index + 1.05%), 1.099%, 10/1/23(k)	1,600,000	1,605,499
Marriott International, Inc.
Series Z
4.150%, 12/1/23(x)	12,100,000	12,330,696

		13,936,195

Total Consumer Discretionary		48,932,255

Consumer Staples (2.7%)
Food & Staples Retailing (0.5%)
7-Eleven, Inc.
0.625%, 2/10/23§	4,000,000	3,938,102
0.800%, 2/10/24(m)	573,000	550,415

		4,488,517

Food Products (0.8%)
Conagra Brands, Inc.
0.500%, 8/11/23	3,000,000	2,909,715
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.82%), 1.186%, 8/10/22(k)	4,110,000	4,113,633

		7,023,348

Personal Products (0.1%)
GSK Consumer Healthcare Capital US LLC
3.024%, 3/24/24§	1,200,000	1,200,374

Tobacco (1.3%)
BAT Capital Corp.
2.789%, 9/6/24	12,000,000	11,858,590

Total Consumer Staples		24,570,829

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
BP Capital Markets America, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 1.578%, 9/19/22(k)	1,000,000	999,942
ConocoPhillips Co.
2.125%, 3/8/24	3,200,000	3,171,196
Hanwha Energy USA Holdings Corp.
2.375%, 7/30/22(m)	1,286,000	1,285,437

		5,456,575

Total Energy		5,456,575

Financials (19.4%)
Banks (7.1%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	2,571,000	2,576,556
(SOFR + 0.69%), 0.792%, 4/22/25(k)	10,670,000	10,601,970
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.569%, 5/17/24(k)	14,241,000	14,307,609
(ICE LIBOR USD 3 Month + 1.02%), 1.546%, 6/1/24(k)(x)	3,000,000	3,014,766
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.489%, 10/24/23(k)	9,128,000	9,164,247
(ICE LIBOR USD 3 Month + 0.73%), 0.989%, 4/23/24(k)	2,000,000	2,003,164
(ICE LIBOR USD 3 Month + 0.89%), 1.149%, 7/23/24(k)	1,500,000	1,505,064
MUFG Union Bank NA
2.100%, 12/9/22(x)	6,500,000	6,513,083
Santander Holdings USA, Inc.
3.400%, 1/18/23	11,111,000	11,179,949
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.529%, 10/31/23(k)(x)	4,200,000	4,218,758

		65,085,166

Capital Markets (4.5%)
Ameriprise Financial, Inc.
4.000%, 10/15/23	1,500,000	1,529,729
Bank of New York Mellon Corp. (The)
(ICE LIBOR USD 3 Month + 1.05%), 1.349%, 10/30/23(k)(x)	4,584,000	4,599,426
Cantor Fitzgerald LP
4.875%, 5/1/24§	1,200,000	1,235,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. (The)
(SOFR + 0.54%), 0.661%, 11/17/23(k)(x)	$9,000,000	$8,956,657
(ICE LIBOR USD 3 Month + 1.60%), 2.108%, 11/29/23(k)	905,000	917,167
(SOFR + 0.79%), 0.973%, 12/9/26(k)	1,800,000	1,765,404
(ICE LIBOR USD 3 Month + 1.75%), 2.028%, 10/28/27(k)	10,911,000	11,261,665
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.22%), 1.559%, 5/8/24(k)	2,800,000	2,818,570
(SOFR + 0.95%), 1.084%, 2/18/26(k)(x)	8,500,000	8,502,312

		41,586,326

Consumer Finance (0.9%)
Ally Financial, Inc.
3.050%, 6/5/23	2,400,000	2,407,644
General Motors Financial Co., Inc.
3.450%, 4/10/22	1,120,000	1,120,175
4.250%, 5/15/23(x)	2,208,000	2,235,236
Harley-Davidson Financial Services, Inc.
3.350%, 2/15/23§	1,390,000	1,393,849
Synchrony Financial
2.850%, 7/25/22	1,000,000	1,002,369

		8,159,273

Diversified Financial Services (0.9%)
AIG Global Funding
0.800%, 7/7/23(x)§	2,200,000	2,155,575
Synchrony Bank
3.000%, 6/15/22	6,110,000	6,121,271

		8,276,846

Insurance (6.0%)
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.23%), 1.444%, 7/1/22(k)§	9,200,000	9,200,166
3.000%, 7/1/22§	1,816,000	1,822,466
GA Global Funding Trust
1.000%, 4/8/24§	10,000,000	9,568,751
(SOFR + 0.50%), 0.703%, 9/13/24(k)(x)§	400,000	395,216
Jackson National Life Global Funding
(SOFR + 0.60%), 0.685%, 1/6/23(k)§	2,000,000	2,003,071
New York Life Global Funding
(SOFR + 0.48%), 0.663%, 6/9/26(k)§	12,000,000	11,862,451
Pacific Life Global Funding II
(SOFR + 0.62%), 0.770%, 6/4/26(k)(x)§	13,000,000	12,990,337
Protective Life Global Funding
1.082%, 6/9/23§	7,000,000	6,885,022

		54,727,480

Total Financials		177,835,091

Health Care (2.2%)
Health Care Providers & Services (0.8%)
HCA, Inc.
5.875%, 5/1/23	1,850,000	1,910,125
5.000%, 3/15/24	3,000,000	3,106,620
Humana, Inc.
2.900%, 12/15/22	2,320,000	2,324,917

		7,341,662

Life Sciences Tools & Services (1.0%)
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23	9,600,000	9,342,312

Pharmaceuticals (0.4%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 1.836%, 12/15/23(k)§	3,300,000	3,337,380

Total Health Care		20,021,354

Industrials (5.7%)
Aerospace & Defense (2.0%)
Boeing Co. (The)
4.508%, 5/1/23	9,900,000	10,070,629
1.875%, 6/15/23	700,000	691,914
1.433%, 2/4/24	4,600,000	4,450,595
Leidos, Inc.
2.950%, 5/15/23	3,000,000	3,005,678

		18,218,816

Airlines (1.4%)
Southwest Airlines Co.
5.250%, 5/4/25	12,200,000	12,817,930

Commercial Services & Supplies (0.2%)
RELX Capital, Inc.
3.500%, 3/16/23	2,000,000	2,017,454

Machinery (1.3%)
CNH Industrial Capital LLC
4.375%, 4/5/22	2,243,000	2,243,181
Daimler Trucks Finance North America LLC
(SOFR + 0.60%), 0.841%, 12/14/23(k)§	3,500,000	3,485,023
Komatsu Finance America, Inc.
2.437%, 9/11/22(m)	3,000,000	2,997,879
0.849%, 9/9/23(m)	3,000,000	2,920,441

		11,646,524

Trading Companies & Distributors (0.8%)
Air Lease Corp.
2.250%, 1/15/23	800,000	800,549
International Lease Finance Corp.
5.875%, 8/15/22	7,000,000	7,099,487

		7,900,036

Total Industrials		52,600,760

Information Technology (1.4%)
Electronic Equipment, Instruments & Components (0.4%)
TD SYNNEX Corp.
1.250%, 8/9/24§	3,700,000	3,529,021

IT Services (0.2%)
Fidelity National Information Services, Inc.
0.375%, 3/1/23	2,000,000	1,964,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Software (0.8%)
Oracle Corp.
2.625%, 2/15/23	$7,000,000	$7,016,734

Technology Hardware, Storage & Peripherals (0.0%)
Dell International LLC
5.450%, 6/15/23	206,000	213,142

Total Information Technology		12,723,291

Materials (1.6%)
Chemicals (0.1%)
International Flavors & Fragrances, Inc.
0.697%, 9/15/22§	1,000,000	994,803

Containers & Packaging (1.5%)
Berry Global, Inc.
0.950%, 2/15/24	2,400,000	2,288,352
4.875%, 7/15/26§	10,981,000	11,035,905

		13,324,257

Total Materials		14,319,060

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)
3.000%, 6/15/23	2,000,000	2,006,595
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	2,000,000	2,006,744

		4,013,339

Total Real Estate		4,013,339

Utilities (6.6%)
Electric Utilities (5.0%)
American Electric Power Co., Inc.
Series A
(ICE LIBOR USD 3 Month + 0.48%), 0.797%, 11/1/23(k)	8,300,000	8,280,960
NextEra Energy Capital Holdings, Inc.
(United States SOFR Compounded Index + 1.02%), 1.306%, 3/21/24(k)	5,100,000	5,104,050
Pacific Gas and Electric Co.
1.750%, 6/16/22	6,900,000	6,892,824
(ICE LIBOR USD 3 Month + 1.48%), 2.365%, 6/16/22(k)	5,500,000	5,499,811
3.250%, 6/15/23	200,000	199,060
4.250%, 8/1/23	1,000,000	1,005,969
3.750%, 2/15/24	400,000	399,829
3.400%, 8/15/24	800,000	793,304
Southern California Edison Co.
(United States SOFR Compounded Index + 0.64%), 0.723%, 4/3/23(k)	10,000,000	9,985,097
Southern Co. (The)
Series 21-A
0.600%, 2/26/24	8,000,000	7,693,667

		45,854,571

Gas Utilities (1.1%)
Atmos Energy Corp.
(ICE LIBOR USD 3 Month + 0.38%), 1.023%, 3/9/23(k)	7,500,000	7,490,685
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 1.004%, 3/2/23(k)	1,722,000	1,716,876
Southern Natural Gas Co. LLC
0.625%, 4/28/23§	600,000	587,353

		9,794,914

Multi-Utilities (0.5%)
Dominion Energy, Inc.
Series D
(ICE LIBOR USD 3 Month + 0.53%), 1.356%, 9/15/23(k)	4,500,000	4,491,720

Total Utilities		60,141,205

Total Corporate Bonds		447,718,546

Mortgage-Backed Securities (0.1%)
FHLMC
2.365%, 11/1/23(l)	614	615
2.350%, 1/1/34(l)	2,335	2,429
2.051%, 11/1/35(l)	7,071	7,338
2.000%, 7/1/36(l)	167,708	174,830
1.745%, 9/1/36(l)	67,545	69,982
1.885%, 10/1/36(l)	93,483	97,073
FNMA
2.423%, 11/1/34(l)	70,350	73,577
1.693%, 1/1/35(l)	2,462	2,541
1.818%, 7/1/35(l)	7,448	7,777
1.994%, 12/1/35(l)	19,920	20,628
1.795%, 3/1/36(l)	10,467	10,758
2.215%, 3/1/36(l)	19,125	19,869
1.342%, 3/1/44(l)	74,264	75,669
1.342%, 7/1/44(l)	762	777
1.342%, 10/1/44(l)	5,430	5,534

Total Mortgage-Backed Securities		569,397

U.S. Government Agency Securities (8.9%)
FHLB
0.800%, 11/27/23	5,000,000	4,885,979
0.625%, 11/27/24	6,000,000	5,707,570
1.000%, 3/23/26	17,550,000	16,499,085
1.020%, 2/24/27(z)	30,000,000	27,823,761
0.900%, 2/26/27	14,100,000	12,983,576
FHLMC
0.800%, 10/28/26	15,000,000	13,828,305

Total U.S. Government Agency Securities		81,728,276

U.S. Treasury Obligations (2.8%)
U.S. Treasury Notes
0.750%, 11/15/24(z)	21,200,000	20,282,011
1.000%, 12/15/24(z)	5,300,000	5,098,231

Total U.S. Treasury Obligations		25,380,242

Total Long-Term Debt Securities (98.6%) (Cost $918,262,547)		902,717,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (4.7%)
AT&T, Inc.
0.75%, 4/18/22(n)(p)§	$1,000,000	$999,626
Crown Castle International Corp.
1.06%, 5/5/22(n)(p)§	1,200,000	1,198,763
Danaher Corp.
0.76%, 4/19/22(n)(p)§	6,000,000	5,997,581
Duke Energy Corp.
0.63%, 4/12/22(n)(p)§	5,000,000	4,998,958
0.72%, 4/18/22(n)(p)§	4,000,000	3,998,564
0.77%, 4/21/22(n)(p)§	1,000,000	999,553
Marsh & McLennan Cos., Inc.
0.81%, 4/22/22(n)(p)§	8,000,000	7,996,030
Parker-Hannifin Corp.
0.52%, 4/22/22(n)(p)§	5,500,000	5,498,249
Realty Income Corp.
0.75%, 4/18/22(n)(p)	3,000,000	2,998,878
Ventas Realty LP
0.53%, 4/4/22(n)(p)§	2,000,000	1,999,882
0.54%, 4/6/22(n)(p)§	2,000,000	1,999,821
Virginia Electric and Power Co.
0.43%, 4/14/22(n)(p)	5,000,000	4,999,168

Total Commercial Paper		43,685,073

	Number of Shares	Value (Note 1)
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	800,000	800,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $1,100,096, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $1,216,379. (xx)	$1,100,000	1,100,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $4,806,853, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $4,903,032. (xx)	4,806,813	4,806,813
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $5,000,056, collateralized by various Common Stocks; total market value $5,790,942. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		10,906,813

U.S. Treasury Obligation (0.1%)
U.S. Treasury Bills
0.32%, 5/26/22#(p)	802,000	801,596

Total Short-Term Investments (6.1%)
(Cost $56,190,485)		56,193,482

Total Investments in Securities (104.7%)
(Cost $974,453,032)		958,911,131
Other Assets Less Liabilities (-4.7%)		(43,150,158)

Net Assets (100%)		$915,760,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $801,596.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $361,645,929 or 39.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $11,265,423 or 1.2% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $11,454,079. This was collateralized by cash of $11,706,813 which was subsequently invested in an investment company and joint repurchase agreements.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD — United States Dollar

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,401	6/2022	USD	296,902,548	(3,762,888)

					(3,762,888)

Short Contracts
U.S. Treasury 5 Year Note	(1,817)	6/2022	USD	(208,387,187)	5,273,162
U.S. Treasury 10 Year Note	(2)	6/2022	USD	(245,750)	6,950
U.S. Treasury 10 Year Ultra
Note	(107)	6/2022	USD	(14,495,156)	433,244

					5,713,356

					1,950,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$139,990,129	$—	$139,990,129
Collateralized Mortgage Obligations	—	150,459,257	—	150,459,257
Commercial Mortgage-Backed Securities	—	56,871,802	—	56,871,802
Corporate Bonds
Communication Services	—	27,104,787	—	27,104,787
Consumer Discretionary	—	48,932,255	—	48,932,255
Consumer Staples	—	24,570,829	—	24,570,829
Energy	—	5,456,575	—	5,456,575
Financials	—	177,835,091	—	177,835,091
Health Care	—	20,021,354	—	20,021,354
Industrials	—	52,600,760	—	52,600,760
Information Technology	—	12,723,291	—	12,723,291
Materials	—	14,319,060	—	14,319,060
Real Estate	—	4,013,339	—	4,013,339
Utilities	—	60,141,205	—	60,141,205
Futures	5,713,356	—	—	5,713,356
Mortgage-Backed Securities	—	569,397	—	569,397
Short-Term Investments
Commercial Paper	—	43,685,073	—	43,685,073
Investment Company	800,000	—	—	800,000
Repurchase Agreements	—	10,906,813	—	10,906,813
U.S. Treasury Obligation	—	801,596	—	801,596
U.S. Government Agency Securities	—	81,728,276	—	81,728,276
U.S. Treasury Obligations	—	25,380,242	—	25,380,242

Total Assets	$6,513,356	$958,111,131	$—	$964,624,487

Liabilities:
Futures	(3,762,888)	—	—	(3,762,888)

Total Liabilities	$(3,762,888)	$—	$—	$(3,762,888)

Total	$2,750,468	$958,111,131	$—	$960,861,599

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,970,676
Aggregate gross unrealized depreciation	(22,579,308)

Net unrealized depreciation	$(14,608,632)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$975,470,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.3%)
AB Issuer LLC,
Series 2021-1 A2
3.734%, 7/30/51§		$341,285	$322,842
ACREC Ltd.,
Series 2021-FL1 A
1.618%, 10/16/36(l)§		800,000	787,563
Affirm Asset Securitization Trust,
Series 2020-A A
2.100%, 2/18/25§		95,362	95,181
Series 2021-B B
1.240%, 8/17/26§		125,000	120,190
Series 2021-Z1 A
1.070%, 8/15/25§		103,099	101,560
Series 2021-Z2 A
1.170%, 11/16/26§		101,078	98,901
Series 2022-X1 A
1.750%, 2/15/27§		368,000	363,645
AGL CLO 12 Ltd.,
Series 2021-12A A1
1.414%, 7/20/34(l)§		398,434	395,758
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		618,445	602,679
Series 2017-1 AA
3.300%, 1/15/30§		492,480	467,943
American Airlines Pass-Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		713,258	669,619
Anchorage Capital CLO 11 Ltd.,
Series 2019-11A AR
1.399%, 7/22/32(l)§		700,000	695,702
Aqueduct European CLO DAC,
Series 2017-1A AR
0.640%, 7/20/30(l)§	EUR	792,516	869,292
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
1.500%, 1/15/37(l)§		$800,000	795,813
Ares XL CLO Ltd.,
Series 2016-40A A1RR
1.111%, 1/15/29(l)§		757,494	756,205
Armada Euro CLO III DAC,
Series 3A A1R
0.720%, 7/15/31(l)§	EUR	700,000	768,215
Atalaya Equipment Leasing Trust,
Series 2021-1A A1
0.326%, 11/15/22§		$65,234	65,153
Series 2021-1A A2
1.230%, 5/15/26§		216,000	211,886
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§		475,000	461,527
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-2A A
4.000%, 3/20/25§		365,000	370,534
Ballyrock CLO 16 Ltd.,
Series 2021-16A A1
1.384%, 7/20/34(l)§		502,006	496,549
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
0.910%, 1/15/33(l)§	EUR	600,000	656,968
Brex Commercial Charge Card Master Trust,
Series 2021-1 A
2.090%, 7/15/24§		$179,000	177,311
BRSP Ltd.,
Series 2021-FL1 A
1.599%, 8/19/38(l)§		800,000	788,438
Cajun Global LLC,
Series 2021-1 A2
3.931%, 11/20/51§		65,753	63,336
Carlyle US CLO Ltd.,
Series 2017-1A A1R
1.254%, 4/20/31(l)§		800,000	793,074
Carvana Auto Receivables Trust,
Series 2021-N3 C
1.020%, 6/12/28		147,000	142,564
Series 2021-N4 A1
0.830%, 9/11/28		166,570	164,052
Series 2021-P4 D
2.610%, 9/11/28		169,000	160,520
Series 2022-P1 A1
1.218%, 4/10/23		700,000	699,781
Catamaran CLO Ltd.,
Series 2014-1A A1AR
1.359%, 4/22/30(l)§		994,896	986,554
CBAM Ltd.,
Series 2018-5A A
1.261%, 4/17/31(l)§		900,000	892,229
Series 2018-8A A1
1.374%, 10/20/29(l)§		815,340	814,210
CIFC Funding Ltd.,
Series 2017-1A AR
1.265%, 4/23/29(l)§		772,507	770,260
Series 2017-5A A1
1.421%, 11/16/30(l)§		700,000	697,904
CLNC Ltd.,
Series 2019-FL1 A
1.414%, 8/20/35(l)§		738,327	731,476
College Ave Student Loans LLC,
Series 2021-C A2
2.320%, 7/26/55§		212,196	199,277
Conn’s Receivables Funding LLC,
Series 2021-A A
1.050%, 5/15/26§		305,050	303,130
CPS Auto Receivables Trust,
Series 2022-A C
2.170%, 4/16/29§		231,000	223,904
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
0.630%, 9/15/31(l)§	EUR	600,000	657,539
CVC Cordatus Loan Fund XI DAC,
Series 11A AR
0.650%, 10/15/31(l)§		700,000	770,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
CVS Pass-Through Trust,
5.789%, 1/10/26§		$139,097	$145,686
Diamond Issuer,
Series 2021-1A A
2.305%, 11/20/51§		325,933	301,838
Domino’s Pizza Master Issuer LLC,
Series 2021-1A A2I
2.662%, 4/25/51§		186,590	173,817
Dryden 78 CLO Ltd.,
Series 2020-78A C
2.191%, 4/17/33(l)§		250,000	247,979
Elevation CLO Ltd.,
Series 2020-11A C
2.441%, 4/15/33(l)§		250,000	244,232
Elmwood CLO IX Ltd.,
Series 2021-2A A
1.384%, 7/20/34(l)§		257,000	255,118
Evergreen Credit Card Trust,
Series 2019-2 A
1.900%, 9/15/24§		1,000,000	1,001,862
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§		129,391	125,463
First Investors Auto Owner Trust,
Series 2020-1A A
1.490%, 1/15/25§		4,033	4,033
Series 2021-2A C
1.470%, 11/15/27§		290,000	270,572
Flagship Credit Auto Trust,
Series 2019-4 B
2.530%, 11/17/25§		390,000	390,534
Ford Credit Auto Owner Trust,
Series 2021-1 D
2.310%, 10/17/33§		245,000	228,205
FREED ABS Trust,
Series 2021-3FP A
0.620%, 11/20/28§		197,977	197,098
GCI Funding I LLC,
Series 2021-1 A
2.380%, 6/18/46§		156,757	146,075
GLS Auto Receivables Trust,
Series 2022-1A A
1.980%, 8/15/25§		700,000	697,063
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
1.324%, 4/20/34(l)§		262,213	259,160
GSF Mortgage Corp.,
1.433%, 8/15/26(l)		87,291	83,788
2.435%, 8/15/26(l)		176,000	172,957
2.638%, 8/15/26(l)		12,000	11,587
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§		138,241	142,725
Series 2020-1A A2
3.981%, 12/20/50§		138,407	133,487
Harvest CLO XX DAC,
Series 20A AR
0.680%, 10/20/31(l)§	EUR	700,000	767,451
Harvest CLO XXII DAC,
Series 22A AR
0.850%, 1/15/32(l)§		700,000	766,462
Invitation Homes Trust,
Series 2018-SFR2 C
1.677%, 6/17/37(l)§		$99,984	99,424
Series 2018-SFR3 C
1.741%, 7/17/37(l)§		44,480	44,230
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		841,107	835,980
LAD Auto Receivables Trust,
Series 2021-1A A
1.300%, 8/17/26§		217,593	213,744
LCCM Trust,
Series 2021-FL3 A
1.847%, 11/15/38(l)§		800,000	788,733
LCM 29 Ltd.,
Series 29A AR
1.311%, 4/15/31(l)§		700,000	693,245
LCM XV LP,
Series 15A AR2
1.254%, 7/20/30(l)§		800,000	795,324
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§		800,000	731,507
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.527%, 5/15/28(l)§		154,411	154,204
Magnetite XVIII Ltd.,
Series 2016-18A AR2
1.386%, 11/15/28(l)§		795,190	791,015
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§		800,000	738,571
Mission Lane Credit Card Master Trust,
Series 2021-A A
1.590%, 9/15/26§		100,000	97,578
MKS CLO Ltd.,
Series 2017-1A AR
1.254%, 7/20/30(l)§		800,000	795,536
MVW LLC,
Series 2021-2A B
1.830%, 5/20/39§		171,782	159,775
Neighborly Issuer,
Series 2022-1A A2
3.695%, 1/30/52§		237,000	222,927
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§		135,250	126,834
Nelnet Student Loan Trust,
Series 2021-BA B
2.680%, 4/20/62§		100,000	92,886
Series 2021-CA B
2.530%, 4/20/62§		147,147	133,209
Series 2021-DA B
2.900%, 4/20/62§		132,000	121,821
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A
1.341%, 7/16/35(l)§		469,642	465,061
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A A
1.371%, 7/17/35(l)§		287,510	285,727
OCP CLO Ltd.,
Series 2020-18A AR
1.344%, 7/20/32(l)§		344,000	339,527

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Palmer Square CLO Ltd.,
Series 2021-3A D
3.182%, 1/15/35(l)§	$330,000	$321,571
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
1.158%, 7/25/29(l)	120,154	120,266
Santander Consumer Auto Receivables Trust,
Series 2021-BA B
1.450%, 10/16/28§	284,303	281,653
Sound Point CLO IX Ltd.,
Series 2015-2A ARRR
1.464%, 7/20/32(l)§	800,000	793,442
Sound Point CLO XII Ltd.,
Series 2016-2A AR2
1.304%, 10/20/28(l)§	671,304	670,563
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
1.238%, 7/25/30(l)§	700,000	695,580
Stratus CLO Ltd.,
Series 2021-2A A
0.993%, 12/28/29(l)§	800,000	796,332
Series 2021-3A A
1.043%, 12/29/29(l)§	800,000	796,690
STWD Ltd.,
Series 2022-FL3 A
1.400%, 11/15/38(l)§	800,000	796,603
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	794,124	721,939
TICP CLO III-2 Ltd.,
Series 2018-3R A
1.094%, 4/20/28(l)§	286,003	285,819
TRTX Issuer Ltd.,
Series 2019-FL3 A
1.314%, 10/15/34(l)§	595,216	593,735
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	787,564	809,875
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	5,709	5,828
Series 2004-20C 1
4.340%, 3/1/24	48,305	49,160
Series 2005-20B 1
4.625%, 2/1/25	7,619	7,816
Series 2008-20G 1
5.870%, 7/1/28	122,375	127,627
Upstart Securitization Trust,
Series 2020-3 A
1.702%, 11/20/30§	41,692	41,554
Series 2021-3 A
0.830%, 7/20/31§	234,015	230,165
Venture 32 CLO Ltd.,
Series 2018-32A A1
1.341%, 7/18/31(l)§	700,000	693,483
Venture XVII CLO Ltd.,
Series 2014-17A ARR
1.121%, 4/15/27(l)§	594,605	593,024
Voya CLO Ltd.,
Series 2019-1A DR
3.091%, 4/15/31(l)§	100,000	95,641
Wellfleet CLO Ltd.,
Series 2017-1A A1RR
1.144%, 4/20/29(l)§	735,398	733,798

Total Asset-Backed Securities		45,965,951

Collateralized Mortgage Obligations (2.3%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
2.583%, 9/25/35(l)	47,562	44,343
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	398,243	385,700
Series 2005-J12 2A1
0.997%, 8/25/35(l)	432,243	280,133
Series 2006-OA22 A1
0.777%, 2/25/47(l)	88,697	82,313
Series 2006-OA6 1A2
0.877%, 7/25/46(l)	32,569	31,071
Series 2006-OC7 2A2A
0.797%, 7/25/46(l)(r)	703	—
Series 2007-14T2 A1
6.000%, 7/25/37	392,876	256,787
Series 2007-OH1 A1D
0.667%, 4/25/47(l)	60,660	51,304
Banc of America Funding Trust,
Series 2004-A 1A3
2.496%, 9/20/34(l)	10,167	10,178
Series 2006-H 4A2
2.910%, 9/20/46(l)	101,793	95,126
Series 2006-J 4A1
3.482%, 1/20/47(l)	5,893	5,703
Bayview MSR Opportunity Master Fund Trust,
Series 2021-2 A2
2.500%, 6/25/51(l)§	109,425	101,524
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
2.874%, 9/25/35(l)	110,567	81,074
Series 2006-4 21A1
2.694%, 8/25/36(l)	49,552	35,751
Bear Stearns ARM Trust,
Series 2003-9 2A1
2.744%, 2/25/34(l)	19,659	19,644
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
0.617%, 12/25/46(l)	350,039	339,108
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
2.724%, 1/26/36(l)	47,978	40,850
Bellemeade Re Ltd.,
Series 2019-1A M1B
2.207%, 3/25/29(l)§	142,582	142,613
Series 2019-3A M1B
2.057%, 7/25/29(l)§	103,814	103,695
Series 2021-1A M1B
2.299%, 3/25/31(l)§	402,735	402,735
Series 2021-2A M1A
1.299%, 6/25/31(l)§	237,395	235,026
Series 2021-3A A2
1.099%, 9/25/31(l)§	301,251	296,903
Series 2022-1 M1B
2.249%, 1/26/32(l)§	164,385	163,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
2.557%, 4/25/47(l)§		$50,376	$50,284
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.095%, 8/25/34(l)		324	327
Series 2005-11 3A1
2.531%, 4/25/35(l)		59,497	50,949
Series 2005-2 1A1
1.097%, 3/25/35(l)		28,803	25,094
CIM Trust,
Series 2021-INV1 A2
2.500%, 7/1/51(l)§		280,464	259,608
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
2.821%, 8/25/35(l)		5,953	6,094
Series 2009-7 5A2
5.500%, 12/25/35§		295,181	192,885
Collateralized Mortgage Obligation,
3.622%, 3/15/35(l)		300,000	290,959
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2
1.649%, 10/25/41(l)§		491,030	474,373
Series 2021-R03 1M2
1.749%, 12/25/41(l)§		122,411	115,870
Series 2022-R01 1M2
1.999%, 12/25/41(l)§		388,764	370,751
Series 2022-R02 2M1
1.299%, 1/25/42(l)§		316,902	314,302
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		445,273	301,596
Eagle RE Ltd.,
Series 2020-1 M1A
1.357%, 1/25/30(l)§		275,000	272,940
Series 2021-2 M1B
2.149%, 4/25/34(l)§		157,512	155,166
EMF-NL Prime BV,
Series 2008-APRX A2
0.232%, 4/17/41(l)(m)	EUR	148,236	156,645
Eurohome UK Mortgages plc,
Series 2007-1 A
1.187%, 6/15/44(l)(m)	GBP	448,311	574,326
Eurosail-UK plc,
Series 2007-4X A3
1.972%, 6/13/45(l)(m)		650,232	843,742
FHLMC,
Series 4989 FA
0.452%, 8/15/40(l)		$309,851	308,476
Series 4989 FB
0.452%, 10/15/40(l)		248,550	248,983
Series 5015 BI
4.000%, 9/25/50IO		636,913	107,485
FHLMC STACR Debt Notes,
Series 2021-DNA7 M2
1.899%, 11/25/41(l)§		405,614	385,778
Series 2022-DNA2 M1B
2.499%, 2/25/42(l)§		291,972	284,092
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M2
2.899%, 10/25/50(l)§		150,982	151,269
Series 2020-DNA6 M1
0.999%, 12/25/50(l)§		10,595	10,573
Series 2021-DNA5 M2
1.749%, 1/25/34(l)§		126,291	124,241
Series 2021-HQA4 M1
1.049%, 12/25/41(l)§		321,736	313,645
Series 2022-DNA1 M1B
1.949%, 1/25/42(l)§		205,377	193,579
Series 2022-HQA1 M1B
3.550%, 3/25/42(l)§		68,136	69,373
Flagstar Mortgage Trust,
Series 2021-8INV A3
2.500%, 9/25/51(l)§		248,931	229,581
FNMA,
Series 2014-C04 1M2
5.357%, 11/25/24(l)		89,248	91,883
Series 2014-C04 2M2
5.457%, 11/25/24(l)		23,395	23,634
Series 2015-C02 1M2
4.457%, 5/25/25(l)		8,176	8,176
Series 2016-C06 1M2
4.707%, 4/25/29(l)		89,035	92,935
Series 2017-C01 1M2
4.007%, 7/25/29(l)		186,321	189,668
Series 2021-R02 2M1
0.999%, 11/25/41(l)§		388,457	384,330
GNMA,
Series 2015-H20 FB
0.706%, 8/20/65(l)		438,270	437,976
Series 2016-H11 F
0.906%, 5/20/66(l)		464,875	467,043
Series 2016-H15 FA
0.906%, 7/20/66(l)		589,342	591,634
Series 2017-H10 FB
1.029%, 4/20/67(l)		1,083,026	1,078,206
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		350,329	203,815
Series 2005-AR6 2A1
2.908%, 9/25/35(l)		44,996	45,455
Series 2006-AR2 2A1
2.663%, 4/25/36(l)		79,020	62,244
Series 2007-AR1 2A1
2.740%, 3/25/47(l)		185,956	138,741
HarborView Mortgage Loan Trust,
Series 2006-13 A
0.629%, 11/19/46(l)		49,677	38,844
Hawksmoor Mortgages,
Series 2019-1A A
1.551%, 5/25/53(l)§	GBP	2,114,709	2,781,235
Home RE Ltd.,
Series 2020-1 M1B
3.707%, 10/25/30(l)§		$75,607	75,658
Impac CMB Trust,
Series 2003-8 2A1
1.357%, 10/25/33(l)		537	539
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
0.727%, 7/25/35(l)		197,541	148,255
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
2.945%, 8/25/35(l)		337,907	302,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2006-AR39 A1
0.637%, 2/25/37(l)		$471,297	$462,172
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.614%, 8/25/34(l)		31,422	31,416
Series 2007-A1 3A3
2.723%, 7/25/35(l)		34,708	34,856
Series 2007-S3 1A90
7.000%, 8/25/37		48,999	32,620
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
2.882%, 10/25/59(e)§		608,883	608,857
Lehman XS Trust,
Series 2006-4N A1C1
0.917%, 4/25/46(l)		38,443	42,618
Ludgate Funding plc,
Series 2007-1 A2A
0.638%, 1/1/61(l)(m)	GBP	632,411	788,278
Series 2008-W1X A1
1.078%, 1/1/61(l)(m)		92,908	119,159
Mello Mortgage Capital Acceptance,
Series 2021-INV2 A3
2.500%, 8/25/51(l)§		$237,019	218,891
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
2.329%, 12/25/32(l)		11,889	11,453
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
0.917%, 4/25/36(l)		193,614	186,263
Mortimer BTL plc,
Series 2020-1 A
1.694%, 6/21/52(l)(m)	GBP	530,801	698,820
New Residential Mortgage Loan Trust,
Series 2021-INV1 A2
2.500%, 6/25/51(l)§		$349,458	324,227
PMT Credit Risk Transfer Trust,
Series 2019-2R A
3.195%, 5/27/23(l)§		47,896	47,492
Series 2019-3R A
3.145%, 10/27/22(l)§		22,057	22,002
Radnor RE Ltd.,
Series 2019-1 M1B
2.407%, 2/25/29(l)§		150,054	150,254
Series 2019-2 M1B
2.207%, 6/25/29(l)§		153,014	152,871
Series 2020-1 M1A
1.407%, 1/25/30(l)§		250,000	248,188
RALI Trust,
Series 2005-QO2 A1
1.501%, 9/25/45(l)		267,680	256,572
Series 2006-QA6 A1
0.837%, 7/25/36(l)		441,131	446,649
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
0.797%, 1/25/36(l)§		214,199	212,709
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		13,499	7,190
Series 2006-A12 A1
6.250%, 11/25/36		165,304	84,570
Ripon Mortgages plc,
Series 1RA A
1.191%, 8/28/56(l)§	GBP	2,200,000	$2,875,065
Sequoia Mortgage Trust,
Series 10 2A1
1.209%, 10/20/27(l)		$1,899	1,872
Series 2003-4 2A1
1.149%, 7/20/33(l)		16,984	16,786
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.949%, 7/19/35(l)		52,387	50,235
Series 2006-AR3 11A1
0.877%, 4/25/36(l)		241,558	225,736
Series 2006-AR6 1A3
0.837%, 7/25/46(l)		857,132	687,405
Towd Point Mortgage Funding,
Series 2019-A13A A1
1.299%, 7/20/45(l)§	GBP	1,090,334	1,432,426
Towd Point Mortgage Funding plc,
Series 2020-A14X A
1.395%, 5/20/45(l)(m)		1,482,434	1,946,054
Triangle Re Ltd.,
Series 2021-3 M1A
1.999%, 2/25/34(l)§		$169,755	168,804
UWM Mortgage Trust,
Series 2021-INV1 A3
2.500%, 8/25/51(l)§		308,714	286,425
Series 2021-INV3 A9
1.049%, 11/25/51(l)§		779,907	763,530
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
2.567%, 11/25/36(l)		308,491	299,042
Series 2006-AR9 1A
1.141%, 8/25/46(l)		81,630	81,476

Total Collateralized Mortgage Obligations			31,273,886

Commercial Mortgage-Backed Securities (2.0%)
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		334,083	333,654
AREIT Trust,
Series 2022-CRE6 A
1.300%, 11/17/24(l)§		538,000	532,334
Ashford Hospitality Trust,
Series 2018-KEYS A
1.397%, 6/15/35(l)§		179,846	178,912
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.534%, 3/10/37(l)§		135,000	118,613
Series 2017-SCH AF
1.397%, 11/15/33(l)§		565,000	551,454
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 AS
3.989%, 9/15/48(l)		39,000	38,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
BANK,
Series 2022-BNK40 A4
3.507%, 3/15/64(l)	$700,000	$704,151
BBCMS Mortgage Trust,
Series 2020-BID A
2.537%, 10/15/37(l)§	325,000	324,696
BCP Trust,
Series 2021-330N A
1.196%, 6/15/38(l)§	66,381	64,984
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	800,000	830,379
Series 2022-B33 A5
3.458%, 3/15/55	800,000	808,830
BFLD Trust,
Series 2020-EYP A
1.547%, 10/15/35(l)§	800,000	791,017
Series 2021-FPM A
1.997%, 6/15/38(l)§	494,000	490,001
BHMS Mortgage Trust,
Series 2018-ATLS A
1.647%, 7/15/35(l)§	267,464	264,455
Braemar Hotels & Resorts Trust,
Series 2018-PRME A
1.217%, 6/15/35(l)§	300,000	296,785
BX Commercial Mortgage Trust,
Series 2019-IMC A
1.397%, 4/15/34(l)§	205,649	202,823
Series 2019-IMC E
2.547%, 4/15/34(l)§	133,619	129,946
BX Trust,
Series 2018-EXCL A
1.484%, 9/15/37(l)§	245,216	242,479
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	630,000	633,429
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)	235,000	234,101
CLNY Trust,
Series 2019-IKPR D
2.422%, 11/15/38(l)§	250,000	243,750
Commercial Mortgage Trust,
Series 2012-CR5 E
4.318%, 12/10/45(l)§	250,000	222,760
Series 2013-SFS A1
1.873%, 4/12/35§	39,892	39,561
Series 2014-UBS4 A5
3.694%, 8/10/47	495,000	499,911
Series 2015-CR26 ASB
3.373%, 10/10/48	2,097,554	2,105,166
Series 2016-COR1 ASB
2.972%, 10/10/49	1,374,938	1,374,648
Series 2021-2400 A
1.697%, 12/15/38(l)§	800,000	787,894
DBWF Mortgage Trust,
Series 2018-GLKS A
1.479%, 12/19/30(l)§	203,119	201,088
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	938,403
Extended Stay America Trust,
Series 2021-ESH A
1.477%, 7/15/38(l)§	795,107	785,674
Great Wolf Trust,
Series 2019-WOLF A
1.431%, 12/15/36(l)§	257,000	253,629
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA A
1.597%, 6/15/38(l)§	303,566	301,100
Series 2019-SMP A
1.547%, 8/15/32(l)§	300,000	296,251
GS Mortgage Securities Trust,
Series 2013-G1 A2
3.557%, 4/10/31(l)§	507,108	502,238
Series 2015-GC30 AAB
3.120%, 5/10/50	598,110	599,898
Series 2018-GS9 A4
3.992%, 3/10/51(l)	510,000	525,498
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6 E
5.270%, 5/15/45(l)§	189,221	141,061
Series 2012-C8 AS
3.424%, 10/15/45§	400,000	400,215
Series 2012-C8 C
4.624%, 10/15/45(l)§	405,000	399,089
Series 2012-LC9 E
4.363%, 12/15/47(l)§	455,400	394,596
Series 2021-HTL5 A
1.512%, 11/15/38(l)§	800,000	784,000
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA
0.816%, 9/15/47 IO(l)	6,365,583	97,367
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	229,170	228,911
LUXE Trust,
Series 2021-TRIP A
1.447%, 10/15/38(l)§	700,000	687,033
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
1.293%, 7/15/36(l)§	652,364	640,797
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 A4
3.306%, 4/15/48	400,000	397,105
Series 2015-C27 ASB
3.557%, 12/15/47	571,855	577,934
Morgan Stanley Capital I Trust,
Series 2015-XLF2 SNMA
2.597%, 11/15/26(l)§	105,965	75,006
Series 2021-230P A
1.566%, 12/15/23(l)§	800,000	792,001
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
1.897%, 7/15/36(l)§	170,000	169,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
NYO Commercial Mortgage Trust,
Series 2021-1290 A
1.492%, 11/15/38(l)§	$800,000	$790,877
PFP Ltd.,
Series 2021-8 A
1.431%, 8/9/37(l)§	800,000	788,516
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
1.657%, 11/25/36(l)§	799,889	792,407
Series 2022-FL8 A
1.756%, 1/25/37(l)§	700,000	699,229
SFO Commercial Mortgage Trust,
Series 2021-555 A
1.547%, 5/15/38(l)§	800,000	784,707
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.393%, 11/15/49(l)	275,000	270,119
WFRBS Commercial Mortgage Trust,
Series 2014-C24 AS
3.931%, 11/15/47	65,800	65,091
Series 2014-C25 A5
3.631%, 11/15/47	400,000	403,248

Total Commercial Mortgage-Backed Securities		27,828,096

Corporate Bonds (12.2%)
Communication Services (0.8%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
4.350%, 3/1/29	800,000	845,375
2.250%, 2/1/32	700,000	620,368
4.500%, 5/15/35	700,000	735,584
5.150%, 3/15/42	62,000	67,931
4.300%, 12/15/42	132,000	130,867
3.650%, 9/15/59	219,000	190,938
CCO Holdings LLC
5.500%, 5/1/26§	85,000	86,169
4.750%, 2/1/32§	277,000	257,610
Level 3 Financing, Inc.
3.875%, 11/15/29§	700,000	648,690
Verizon Communications, Inc.
2.550%, 3/21/31	900,000	835,635

		4,419,167

Entertainment (0.1%)
Electronic Arts, Inc.
1.850%, 2/15/31	800,000	703,345
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§	251,000	221,821
Magallanes, Inc.
4.279%, 3/15/32§	314,000	315,543
Walt Disney Co. (The)
2.650%, 1/13/31	700,000	668,881

		1,909,590

Interactive Media & Services (0.1%)
Baidu, Inc.
1.625%, 2/23/27	249,000	223,789
3.425%, 4/7/30	230,000	220,570
Tencent Holdings Ltd.
1.810%, 1/26/26§	226,000	209,375
3.240%, 6/3/50§	226,000	176,393
Weibo Corp.
3.375%, 7/8/30	577,000	489,945

		1,320,072

Media (0.2%)
Charter Communications Operating LLC
4.464%, 7/23/22	800,000	799,992
2.250%, 1/15/29	800,000	719,304
5.125%, 7/1/49	82,000	81,377
4.800%, 3/1/50	54,000	51,312
CSC Holdings LLC
5.375%, 2/1/28§	500,000	483,885
Discovery Communications LLC
5.200%, 9/20/47	81,000	83,964
5.300%, 5/15/49	38,000	40,052
4.650%, 5/15/50	28,000	26,235
Fox Corp.
4.709%, 1/25/29	113,000	120,567
5.576%, 1/25/49(x)	190,000	221,230
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	84,000	88,349
Time Warner Cable LLC
4.500%, 9/15/42	290,000	268,227

		2,984,494

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
3.400%, 10/15/52§	800,000	681,536

Total Communication Services		11,314,859

Consumer Discretionary (0.8%)
Auto Components (0.0%)
Clarios Global LP
4.375%, 5/15/26§	175,000	191,428

Automobiles (0.4%)
Daimler Finance North America LLC
2.550%, 8/15/22§	1,000,000	1,003,318
General Motors Co.
6.125%, 10/1/25	51,000	54,833
Hyundai Capital America
1.150%, 11/10/22§	800,000	793,655
1.650%, 9/17/26§	800,000	729,835
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28(x)§	800,000	722,761
Nissan Motor Co. Ltd.
3.522%, 9/17/25§	600,000	587,872
3.201%, 9/17/28(m)	600,000	666,740
4.810%, 9/17/30§	800,000	793,092

		5,352,106

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
4.625%, 4/13/30	382,000	413,049
Choice Hotels International, Inc.
3.700%, 12/1/29	900,000	886,214
Expedia Group, Inc.
6.250%, 5/1/25§	700,000	748,920
4.625%, 8/1/27	174,000	180,731
Las Vegas Sands Corp.
3.200%, 8/8/24	800,000	764,872
3.500%, 8/18/26	600,000	552,359
3.900%, 8/8/29	381,000	347,723

		3,893,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Household Durables (0.0%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43	$162,000	$164,430

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31(x)	496,000	430,751
Prosus NV
3.257%, 1/19/27§	237,000	216,855
3.680%, 1/21/30§	230,000	202,688
4.027%, 8/3/50§	215,000	161,250

		1,011,544

Specialty Retail (0.0%)
Advance Auto Parts, Inc.
3.900%, 4/15/30	367,000	364,554
Lowe’s Cos., Inc.
3.650%, 4/5/29	126,000	127,791
Ross Stores, Inc.
4.700%, 4/15/27	355,000	373,100

		865,445

Total Consumer Discretionary		11,478,821

Consumer Staples (0.3%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 6/1/50	800,000	855,423
Bacardi Ltd.
4.450%, 5/15/25§	800,000	816,560

		1,671,983

Food & Staples Retailing (0.0%)
Albertsons Cos., Inc.
3.500%, 2/15/23§	298,000	297,940
Cencosud SA
5.150%, 2/12/25(m)	297,000	308,138

		606,078

Food Products (0.1%)
BRF GmbH
4.350%, 9/29/26(m)	224,000	218,092
Danone SA
2.589%, 11/2/23§	900,000	896,500

		1,114,592

Household Products (0.0%)
Kimberly-Clark de Mexico SAB de CV
2.431%, 7/1/31§	304,000	273,752
Spectrum Brands, Inc.
5.750%, 7/15/25(x)	14,000	14,245

		287,997

Tobacco (0.1%)
Altria Group, Inc.
4.800%, 2/14/29	59,000	61,753
3.400%, 5/6/30	310,000	297,184
BAT Capital Corp.
2.259%, 3/25/28	469,000	421,419
4.906%, 4/2/30	156,000	160,593

		940,949

Total Consumer Staples		4,621,599

Energy (0.7%)
Energy Equipment & Services (0.0%)
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK(m)	247,878	136,733
7.350%, 12/1/26 PIK§	618	341
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22(m)	28,618	28,188
7.720%, 12/1/26 PIK(m)	761,111	154,218
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 12/31/64(y)§	207,137	1,036
Transocean Poseidon Ltd.
6.875%, 2/1/27§	99,375	98,381

		418,897

Oil, Gas & Consumable Fuels (0.7%)
Azure Power Energy Ltd.
3.575%, 8/19/26§	770,960	726,630
BP Capital Markets America, Inc.
2.939%, 6/4/51	518,000	441,972
Cenovus Energy, Inc.
4.250%, 4/15/27	225,000	232,176
4.400%, 4/15/29	511,000	531,266
Chevron USA, Inc.
3.850%, 1/15/28	307,000	320,225
Continental Resources, Inc.
5.750%, 1/15/31§	868,000	950,526
2.875%, 4/1/32§	229,000	203,702
Devon Energy Corp.
5.600%, 7/15/41	210,000	242,171
Enbridge Energy Partners LP
7.375%, 10/15/45	282,000	391,271
Energy Transfer LP
4.750%, 1/15/26	325,000	337,658
6.250%, 4/15/49	112,000	128,059
Eni SpA
4.250%, 5/9/29§	325,000	337,062
Marathon Petroleum Corp.
5.125%, 12/15/26	229,000	243,523
6.500%, 3/1/41	72,000	89,034
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§	900,000	899,998
Occidental Petroleum Corp.
6.950%, 7/1/24	400,000	429,080
Oleoducto Central SA
4.000%, 7/14/27§	460,000	430,100
ONEOK Partners LP
6.125%, 2/1/41	18,000	19,898
ONEOK, Inc.
4.350%, 3/15/29	208,000	211,999
6.350%, 1/15/31	44,000	50,754
Plains All American Pipeline LP
3.550%, 12/15/29	163,000	157,304
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24(m)	178,071	185,172
9.250%, 7/6/24§	178,071	185,171
Suncor Energy, Inc.
6.800%, 5/15/38	239,000	307,834
Tengizchevroil Finance Co. International Ltd.
3.250%, 8/15/30§	230,000	185,610
TransCanada PipeLines Ltd.
6.200%, 10/15/37	142,000	173,751
6.100%, 6/1/40	237,000	289,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Transcontinental Gas Pipe Line Co. LLC
3.250%, 5/15/30	$152,000	$148,041

		8,849,920

Total Energy		9,268,817

Financials (4.8%)
Banks (2.6%)
Banco de Credito del Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30(k)§	268,000	250,848
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	1,700,000	272,691
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	200,000	201,253
3.490%, 5/28/30	200,000	193,098
Bangkok Bank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 3.466%, 9/23/36(k)§	800,000	715,192
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.00%), 1.259%, 4/24/23(k)	600,000	600,152
(SOFR + 0.65%), 1.530%, 12/6/25(k)	800,000	760,947
(SOFR + 1.32%), 2.687%, 4/22/32(k)	290,000	265,586
(SOFR + 1.22%), 2.299%, 7/21/32(k)	201,000	179,848
Series DD
(ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26(k)(x)(y)	83,000	88,251
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)	800,000	747,584
Series Z
(ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24(k)(y)	129,000	135,450
Bank of Nova Scotia (The)
2.951%, 3/11/27(x)	900,000	884,837
Barclays Bank plc
7.625%, 11/21/22	220,000	225,500
(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32(k)(y)§	51,000	64,706
Barclays plc
(ICE SWAP Rate GBP SONIA 1 Year+ 1.60%), 2.375%, 10/6/23(k)(m)	400,000	525,777
3.250%, 2/12/27(m)	500,000	657,614
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§	800,000	716,314
(SOFR + 1.39%), 2.871%, 4/19/32(k)§	326,000	297,928
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23(k)(y)	115,000	116,006
(SOFR + 1.53%), 3.290%, 3/17/26(k)	800,000	797,523
(SOFR + 1.28%), 3.070%, 2/24/28(k)	700,000	682,756
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	227,000	231,442
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	155,000	157,319
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25(k)(x)(y)	139,000	133,006
Citizens Financial Group, Inc.
4.300%, 12/3/25	452,000	461,221
Credit Agricole SA
3.750%, 4/24/23§	800,000	812,191
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22	800,000	807,160
Danske Bank A/S
5.375%, 1/12/24§	800,000	825,453
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 1.000%, 4/1/28(k)§	359,000	362,322
Discover Bank
4.200%, 8/8/23	800,000	813,473
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28(k)	250,000	253,699
Fifth Third Bancorp
Series L
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.500%, 9/30/25(k)(x)(y)	86,000	85,032
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 4.37%), 6.375%, 3/30/25(k)(y)	447,000	462,645
(SOFR + 1.43%), 2.999%, 3/10/26(k)	200,000	196,349
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	200,000	205,521
(SOFR + 2.53%), 4.762%, 3/29/33(k)	364,000	374,048
ING Groep NV
(USD ICE Swap Rate 5 Year + 5.12%), 6.875%, 4/16/22(k)(m)(y)	200,000	200,400
(SOFR + 1.83%), 4.017%, 3/28/28(k)	216,000	217,861
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26(k)(x)	700,000	687,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.89%), 2.182%, 6/1/28(k)	$900,000	$845,951
(SOFR + 1.25%), 2.580%, 4/22/32(k)	408,000	374,038
Series I
(ICE LIBOR USD 3 Month + 3.47%), 3.769%, 7/30/22(k)(y)	138,000	137,502
Series V
(ICE LIBOR USD 3 Month + 3.32%), 3.534%, 7/1/22(k)(y)	369,000	366,233
Lloyds Banking Group plc
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.535%, 3/7/25(k)	1,100,000	828,274
4.000%, 3/7/25	1,300,000	980,998
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 1.244%, 3/2/23(k)	800,000	801,480
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24(k)	700,000	684,935
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)	900,000	910,383
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)	339,000	325,301
NatWest Group plc
3.875%, 9/12/23	800,000	807,237
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	1,699,998	223,857
Santander Holdings USA, Inc.
4.400%, 7/13/27	137,000	138,620
(SOFR + 1.25%), 2.490%, 1/6/28(k)	926,000	862,433
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28(k)	237,000	219,809
Societe Generale SA
4.250%, 9/14/23§	800,000	811,729
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.797%, 1/19/28(k)§	394,000	369,344
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25(k)§	800,000	763,906
(SOFR + 0.93%), 0.980%, 11/23/25(k)(x)§	700,000	691,987
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§	290,000	289,845
(ICE LIBOR USD 3 Month + 1.51%), 1.809%, 1/30/27(k)(y)§	200,000	172,000
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24	1,000,000	982,224
1.474%, 7/8/25	700,000	658,887
Truist Financial Corp.
Series Q
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.100%, 3/1/30(k)(y)	286,000	291,720
UniCredit SpA
7.830%, 12/4/23§	1,600,000	1,695,275
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.982%, 6/3/27(k)§	200,000	180,474
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.127%, 6/3/32(k)§	200,000	176,341
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27(k)(y)	171,000	168,680
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.529%, 10/31/23(k)	1,500,000	1,506,699
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	90,000	90,143
(SOFR + 1.50%), 3.350%, 3/2/33(k)	1,165,000	1,131,257
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)	114,000	108,619

		35,262,739

Capital Markets (1.1%)
Bank of New York Mellon Corp. (The)
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.700%, 9/20/25(k)(y)	69,000	70,725
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	800,000	784,377
Charles Schwab Corp. (The)
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.375%, 6/1/25(k)(y)	150,000	154,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)	$326,000	$311,091
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 7/17/23(k)(y)§	200,000	202,000
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§	900,000	900,106
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§	1,000,000	1,009,291
(SOFR + 3.73%), 4.194%, 4/1/31(k)§	254,000	250,080
(SOFR + 1.73%), 3.091%, 5/14/32(k)§	310,000	279,301
Deutsche Bank AG
3.300%, 11/16/22	1,100,000	1,106,688
3.950%, 2/27/23	1,000,000	1,009,957
(SOFR + 2.58%), 3.961%, 11/26/25(k)	2,020,000	2,017,461
(SOFR + 1.32%), 2.552%, 1/7/28(k)	246,000	227,182
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.75%), 2.028%, 10/28/27(k)	700,000	722,497
(SOFR + 1.85%), 3.615%, 3/15/28(k)	700,000	699,670
(SOFR + 1.28%), 2.615%, 4/22/32(k)	326,000	296,394
(SOFR + 1.25%), 2.383%, 7/21/32(k)	109,000	97,311
(SOFR + 1.41%), 3.102%, 2/24/33(k)	36,000	33,908
Series P
(ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22(k)(y)	81,000	77,153
Moody’s Corp.
4.250%, 2/1/29	187,000	195,732
Morgan Stanley
3.125%, 7/27/26	800,000	792,484
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	243,000	245,048
(SOFR + 1.29%), 2.943%, 1/21/33(k)	136,000	127,431
Nomura Holdings, Inc.
2.999%, 1/22/32	319,000	292,877
Owl Rock Capital Corp.
2.875%, 6/11/28	800,000	699,930
S&P Global, Inc.
4.750%, 8/1/28§	16,000	17,226
4.250%, 5/1/29§	71,000	74,901
Stifel Financial Corp.
4.000%, 5/15/30	900,000	906,472
UBS AG
7.625%, 8/17/22	960,000	974,400
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25(k)(m)(y)	200,000	212,000

		14,788,380

Consumer Finance (0.5%)
AerCap Ireland Capital DAC
3.300%, 1/30/32	408,000	368,937
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 1.991%, 1/15/67(k)§	1,070,000	604,476
Ally Financial, Inc.
2.200%, 11/2/28	800,000	722,046
American Express Co.
2.550%, 3/4/27	168,000	163,874
Capital One Financial Corp.
(SOFR + 1.79%), 3.273%, 3/1/30(k)	202,000	195,353
CDBL Funding 1
3.500%, 10/24/27(m)	250,000	242,938
Ford Motor Credit Co. LLC
5.584%, 3/18/24	700,000	719,250
5.125%, 6/16/25	900,000	922,500
3.250%, 9/15/25	600,000	672,214
4.950%, 5/28/27	217,000	220,912
General Motors Financial Co., Inc.
3.550%, 7/8/22	800,000	804,486
4.300%, 7/13/25	70,000	70,620
5.250%, 3/1/26	47,000	49,200
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25§	411,000	405,788
3.050%, 2/14/27§	21,000	20,006
LeasePlan Corp. NV
2.875%, 10/24/24§	800,000	782,853
Synchrony Financial
4.500%, 7/23/25	185,000	188,934
2.875%, 10/28/31	216,000	190,660

		7,345,047

Diversified Financial Services (0.2%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 5.200%, 1/28/29(k)(r)§	700,000	732,744
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§	83,699	83,614
NTT Finance Corp.
1.162%, 4/3/26§	1,000,000	923,032
Private Export Funding Corp.
Series II
2.050%, 11/15/22	79,000	79,337
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53(k)	91,000	91,469

		1,910,196

Insurance (0.2%)
Alleghany Corp.
3.625%, 5/15/30	328,000	330,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife Capital Trust IV
7.875%, 12/15/37§	$192,000	$228,960
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	100,000	153,270
Principal Life Global Funding II
1.250%, 8/16/26§	800,000	732,234
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	380,000	381,943
Sitka Holdings LLC
(ICE LIBOR USD 3 Month + 4.50%, 5.25% Floor), 5.506%, 7/6/26(k)§	900,000	856,125
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49(k)(m)	200,000	207,853

		2,890,442

Thrifts & Mortgage Finance (0.2%)
Jyske Realkredit A/S
Series cce
1.500%, 10/1/53	1,781,971	238,066
Series CCE
1.500%, 10/1/53	1,893,762	249,461
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§	1,000,000	1,005,760
(SOFR + 1.29%), 2.972%, 2/16/28(k)§	385,000	367,469
Ripon 1RA
1.595%, 8/28/56	1,100,000	1,417,803

		3,278,559

Total Financials		65,475,363

Health Care (0.3%)
Biotechnology (0.1%)
AbbVie, Inc.
2.950%, 11/21/26	800,000	794,960
Amgen, Inc.
3.350%, 2/22/32	168,000	166,466

		961,426

Health Care Providers & Services (0.1%)
Anthem, Inc.
2.550%, 3/15/31	800,000	747,145
Centene Corp.
2.625%, 8/1/31	140,000	124,250
Cigna Corp.
4.375%, 10/15/28	165,000	173,510
CVS Health Corp.
4.300%, 3/25/28	12,000	12,598
2.125%, 9/15/31	800,000	709,964
HCA, Inc.
5.250%, 6/15/26	47,000	49,630
Ochsner LSU Health System of North Louisiana
Series 2021
2.510%, 5/15/31	240,000	210,495

		2,027,592

Pharmaceuticals (0.1%)
Bayer US Finance II LLC
3.875%, 12/15/23§	400,000	404,887
4.250%, 12/15/25§	1,000,000	1,011,783

		1,416,670

Total Health Care		4,405,688

Industrials (1.0%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
1.950%, 2/1/24	700,000	686,030
1.433%, 2/4/24	800,000	774,017
2.750%, 2/1/26	900,000	873,493
Embraer Netherlands Finance BV
5.400%, 2/1/27	240,000	240,450
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28§	800,000	725,016
Raytheon Technologies Corp.
4.125%, 11/16/28	363,000	380,497
Textron, Inc.
3.875%, 3/1/25	100,000	103,433

		3,782,936

Airlines (0.1%)
American Airlines Pass-Through Trust, Class A
Series 2021-1 A
2.875%, 7/11/34	800,000	717,997

Building Products (0.1%)
CRH America Finance, Inc.
4.500%, 4/4/48§	1,000,000	1,090,767
Masco Corp.
1.500%, 2/15/28	800,000	707,388

		1,798,155

Industrial Conglomerates (0.0%)
Alfa SAB de CV
5.250%, 3/25/24§	235,000	240,229
CITIC Ltd.
2.850%, 2/25/30(m)	250,000	231,531

		471,760

Machinery (0.2%)
Daimler Trucks Finance North America LLC
(SOFR + 0.50%), 0.741%, 6/14/23(k)§	800,000	797,572
2.000%, 12/14/26§	800,000	746,467
Flowserve Corp.
2.800%, 1/15/32	202,000	178,355
Komatsu Finance America, Inc.
2.437%, 9/11/22(m)	1,000,000	999,293
Parker-Hannifin Corp.
3.250%, 6/14/29	121,000	119,291
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24(e)	185,000	188,463

		3,029,441

Road & Rail (0.1%)
ENA Master Trust
4.000%, 5/19/48§	206,000	193,035
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§	192,780	191,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	$750,000	$755,439

		1,140,411

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.875%, 1/15/26(x)	30,000	28,933
3.625%, 4/1/27	16,000	15,691
2.100%, 9/1/28(x)	16,000	14,030
4.625%, 10/1/28	178,000	181,340
Aircastle Ltd.
4.250%, 6/15/26	9,000	8,837
2.850%, 1/26/28§	298,000	266,331
Aviation Capital Group LLC
4.375%, 1/30/24§	88,000	88,487
5.500%, 12/15/24§	255,000	262,786
1.950%, 1/30/26§	192,000	176,503
1.950%, 9/20/26§	62,000	56,142
3.500%, 11/1/27§	38,000	36,090
Mitsubishi Corp.
2.625%, 7/14/22(m)	800,000	802,459

		1,937,629

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd.
2.450%, 3/16/31§	900,000	802,635

Total Industrials		13,680,964

Information Technology (0.7%)
IT Services (0.1%)
CGI, Inc.
1.450%, 9/14/26§	800,000	735,212
Fiserv, Inc.
3.500%, 7/1/29	409,000	401,711
Global Payments, Inc.
3.200%, 8/15/29	136,000	129,173
Kyndryl Holdings, Inc.
2.050%, 10/15/26§	411,000	374,248

		1,640,344

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc.
4.110%, 9/15/28	761,000	770,157
4.000%, 4/15/29§	15,000	15,002
4.150%, 11/15/30	157,000	158,516
2.450%, 2/15/31§	800,000	709,569
4.150%, 4/15/32§	51,000	50,938
3.419%, 4/15/33§	700,000	649,600
3.469%, 4/15/34§	769,000	712,803
3.137%, 11/15/35§	578,000	509,090
3.187%, 11/15/36§	356,000	310,047
KLA Corp.
4.100%, 3/15/29	58,000	60,885
Micron Technology, Inc.
4.975%, 2/6/26	700,000	735,459
4.185%, 2/15/27	223,000	228,688
NXP BV
5.550%, 12/1/28§	131,000	141,737
3.400%, 5/1/30§	141,000	136,664
SK Hynix, Inc.
2.375%, 1/19/31§	323,000	279,524

		5,468,679

Software (0.1%)
Infor, Inc.
1.750%, 7/15/25(x)§	119,000	111,694
Oracle Corp.
2.875%, 3/25/31	242,000	219,873
3.600%, 4/1/40	143,000	124,437
5.375%, 7/15/40	45,000	47,639
3.650%, 3/25/41	79,000	68,927
Workday, Inc.
3.700%, 4/1/29	44,000	44,053
3.800%, 4/1/32	111,000	111,138

		727,761

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC
5.450%, 6/15/23	214,000	221,419
5.850%, 7/15/25	600,000	640,843
6.020%, 6/15/26	190,000	206,279
Seagate HDD Cayman
4.125%, 1/15/31	700,000	663,250
Western Digital Corp.
2.850%, 2/1/29	51,000	46,720

		1,778,511

Total Information Technology		9,615,295

Materials (0.3%)
Chemicals (0.1%)
LYB International Finance BV
4.000%, 7/15/23	195,000	198,084
Syngenta Finance NV
4.441%, 4/24/23§	700,000	706,821
Yara International ASA
4.750%, 6/1/28§	700,000	724,631

		1,629,536

Construction Materials (0.0%)
Inversiones CMPC SA
4.375%, 5/15/23(m)	205,000	208,049

Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26	800,000	741,976
WRKCo., Inc.
4.000%, 3/15/28	280,000	288,202

		1,030,178

Metals & Mining (0.1%)
Anglo American Capital plc
3.875%, 3/16/29§	370,000	370,037
Indonesia Asahan Aluminium Persero PT
4.750%, 5/15/25§	299,000	305,387

		675,424

Paper & Forest Products (0.0%)
Suzano Austria GmbH
2.500%, 9/15/28(x)	388,000	348,734
3.750%, 1/15/31(x)	61,000	57,127

		405,861

Total Materials		3,949,048

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
American Tower Corp. (REIT)
3.375%, 5/15/24	1,000,000	1,004,857
3.650%, 3/15/27	144,000	143,889
4.050%, 3/15/32	37,000	37,102
AvalonBay Communities, Inc. (REIT)
2.300%, 3/1/30	900,000	843,445
Boston Properties LP (REIT)
3.400%, 6/21/29	800,000	791,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	$800,000	$805,141
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	700,000	668,992
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	800,000	803,859
Digital Realty Trust LP (REIT)
3.600%, 7/1/29(x)	256,000	253,981
EPR Properties (REIT)
4.500%, 4/1/25	800,000	808,546
3.600%, 11/15/31	800,000	722,527
Equinix, Inc. (REIT)
2.500%, 5/15/31	800,000	714,595
Essex Portfolio LP (REIT)
2.550%, 6/15/31	800,000	728,046
GLP Capital LP (REIT)
5.250%, 6/1/25	600,000	617,580
3.250%, 1/15/32	200,000	181,126
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26	800,000	800,291
Host Hotels & Resorts LP (REIT)
Series E
4.000%, 6/15/25(x)	171,000	172,868
Series I
3.500%, 9/15/30	54,000	51,360
Series J
2.900%, 12/15/31	93,000	83,150
Kilroy Realty LP (REIT)
4.375%, 10/1/25	1,700,000	1,746,540
Kimco Realty Corp. (REIT)
3.200%, 4/1/32(x)	700,000	676,449
Mid-America Apartments LP (REIT)
3.600%, 6/1/27	800,000	806,455
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30(x)	900,000	828,333
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31	800,000	727,740
Realty Income Corp. (REIT)
4.625%, 11/1/25	800,000	836,680
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§	900,000	944,692
Spirit Realty LP (REIT)
3.400%, 1/15/30	800,000	770,583
Vornado Realty LP (REIT)
3.400%, 6/1/31	330,000	309,497
Welltower, Inc. (REIT)
2.750%, 1/15/31	700,000	653,363

		18,533,426

Real Estate Management & Development (0.1%)
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	485,804	752,588

Total Real Estate		19,286,014

Utilities (1.1%)
Electric Utilities (0.8%)
Appalachian Power Co.
Series AA
2.700%, 4/1/31	800,000	741,431
Avangrid, Inc.
3.800%, 6/1/29	900,000	912,114
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	490,000	368,204
Comision Federal de Electricidad
4.688%, 5/15/29§	222,000	218,781
3.348%, 2/9/31§	258,000	225,557
Duke Energy Carolinas NC Storm Funding LLC
Series A-2
2.617%, 7/1/41	154,000	141,100
Duke Energy Progress LLC
3.400%, 4/1/32	800,000	805,202
Edison International
3.550%, 11/15/24	600,000	602,131
Enel Finance International NV
2.250%, 7/12/31§	800,000	708,789
Entergy Corp.
1.900%, 6/15/28	371,000	336,625
Greenko Power II Ltd.
4.300%, 12/13/28§	700,000	659,085
IPALCO Enterprises, Inc.
4.250%, 5/1/30	700,000	702,646
Pacific Gas and Electric Co.
1.700%, 11/15/23(x)	800,000	775,573
3.500%, 6/15/25	700,000	684,305
3.150%, 1/1/26	600,000	579,379
2.950%, 3/1/26	600,000	573,211
Southern California Edison Co.
(SOFR + 0.47%),
0.622%, 12/2/22(k)	800,000	800,109
Southern Co. (The)
Series 2021
(SOFR + 0.37%),
0.481%, 5/10/23(k)	800,000	797,770
Terraform Global Operating LLC
6.125%, 3/1/26§	26,000	25,740

		10,657,752

Gas Utilities (0.2%)
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 1.004%, 3/2/23(k)	516,000	514,465
National Fuel Gas Co.
2.950%, 3/1/31	1,000,000	909,761
SGSP Australia Assets Pty. Ltd.
3.300%, 4/9/23(e)(m)	1,000,000	1,004,941

		2,429,167

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36	229,000	282,341
Dominion Energy, Inc.
Series C
2.250%, 8/15/31	800,000	720,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
San Diego Gas & Electric Co.
Series VVV
1.700%, 10/1/30		$800,000	$700,254
WEC Energy Group, Inc.
1.375%, 10/15/27		700,000	626,446

			2,329,588

Water Utilities (0.0%)
American Water Capital Corp.
3.450%, 6/1/29		72,000	72,295

Total Utilities			15,488,802

Total Corporate Bonds			168,585,270

Foreign Government Securities (0.7%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 39.551%, 4/3/22(k)(r)	ARS	150,000	757
Dominican Republic Government Bond
4.875%, 9/23/32§		$276,000	249,745
Japan Bank for International Cooperation
2.375%, 7/21/22		800,000	802,973
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	898,302
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 39.175%, 4/12/25(k)(m)(r)	ARS	240,000	1,322
Republic of Colombia
3.125%, 4/15/31		$235,000	199,133
Republic of Panama
9.375%, 4/1/29		190,000	257,545
Republic of Peru
8.200%, 8/12/26(m)	PEN	2,000,000	587,364
6.350%, 8/12/28(m)		2,000,000	542,856
6.950%, 8/12/31(m)		1,000,000	278,362
Romania Government Bond
3.000%, 2/27/27§		$800,000	776,000
2.000%, 4/14/33(m)	EUR	800,000	714,637
State of Qatar
4.500%, 4/23/28§		$900,000	979,875
5.103%, 4/23/48§		800,000	978,000
Tokyo Metropolitan Government
2.500%, 6/8/22§		1,400,000	1,403,964
United Arab Emirates Government Bond
2.125%, 9/30/24§		425,000	419,687

Total Foreign Government Securities			9,090,522

Loan Participation (0.1%)
Financials (0.1%)
Financials (0.1%)
Delos Finance Sarl, New Term Loan (ICE LIBOR USD 3 Month + 1.75%), 1.750%, 10/6/23(k)		2,100,000	2,079,000

Total Financials			2,079,000

Total Loan Participation			2,079,000

Mortgage-Backed Securities (6.4%)
FHLMC
2.370%, 11/1/31(l)		1,725	1,784
5.500%, 1/1/35		30,729	33,263
5.500%, 7/1/35		24,818	26,718
4.000%, 7/1/44		179,034	185,553
4.000%, 2/1/46		262,996	272,434
4.500%, 10/1/48		169,801	178,763
4.500%, 11/1/48		318,504	335,213
5.000%, 11/1/48		104,082	110,250
FHLMC UMBS
3.500%, 9/1/49		355,228	358,838
3.500%, 10/1/49		340,818	343,871
3.500%, 11/1/49		137,337	138,518
3.500%, 1/1/50		506,321	512,574
FNMA
2.325%, 1/1/28(l)		6,297	6,379
1.488%, 3/1/33(l)		9,511	9,687
1.905%, 1/1/36(l)		65,390	67,974
1.835%, 2/1/37(l)		44,692	45,541
2.227%, 12/1/40(l)		2,450	2,505
FNMA UMBS
9.000%, 8/1/26		205	217
2.500%, 5/1/30		6,604	6,586
2.500%, 8/1/31		241,140	239,939
2.500%, 11/1/31		383,290	381,021
2.500%, 12/1/31		129,477	128,710
2.500%, 1/1/32		317,184	315,308
2.500%, 2/1/32		18,487	18,377
5.500%, 4/1/33		29,900	32,096
5.500%, 7/1/33		28,447	30,523
5.500%, 4/1/34		15,263	16,416
5.500%, 5/1/34		11,016	11,854
5.500%, 11/1/34		44,709	48,234
5.500%, 2/1/35		163,221	175,895
4.500%, 8/1/35		4,899	5,145
5.000%, 10/1/35		12,766	13,615
5.000%, 7/1/36		12,984	13,837
5.000%, 12/1/39		32,807	35,197
4.000%, 12/1/40		112,321	116,284
4.500%, 3/1/41		12,753	13,585
4.500%, 7/1/41		1,577	1,680
3.500%, 2/1/42		72,562	74,115
3.500%, 11/1/42		784,118	803,910
3.500%, 1/1/43		131,435	134,753
3.500%, 4/1/43		459,432	470,455
4.000%, 10/1/43		450,831	469,370
3.000%, 5/1/45		38,120	37,913
3.000%, 8/1/45		365,179	363,201
3.500%, 3/1/48		813,128	822,980
3.500%, 5/1/48		628,872	636,098
4.500%, 9/1/48		410,244	431,551
3.500%, 10/1/49		364,119	367,251
3.500%, 11/1/49		271,463	273,713
3.500%, 1/1/50		458,555	463,216
3.000%, 2/1/52		894,492	879,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 3/1/52	$1,143,979	$1,126,253
FNMA/FHLMC UMBS, 30
Year, Single Family
2.000%, 4/25/52 TBA	706,000	655,642
2.500%, 4/25/52 TBA	7,613,000	7,269,226
3.000%, 4/25/52 TBA	2,967,694	2,905,326
2.000%, 5/25/52 TBA	1,800,000	1,668,586
3.000%, 5/25/52 TBA	44,000,000	42,975,627
3.500%, 5/25/52 TBA	4,500,000	4,494,024
2.500%, 6/25/52 TBA	6,000,000	5,706,563
3.000%, 6/25/52 TBA	3,800,000	3,703,664
3.500%, 6/25/52 TBA	7,000,000	6,972,656
GNMA
1.625%, 7/20/27(l)	580	583
3.000%, 5/15/43	131,113	132,459
3.000%, 7/15/45	193,420	194,740
3.000%, 5/20/46	161,826	162,132
3.500%, 10/15/49	114,098	115,654
3.500%, 1/15/50	24,648	24,861
3.500%, 2/15/50	175,901	177,421

Total Mortgage-Backed Securities		88,747,841

Municipal Bonds (0.2%)
City Of Chicago General Obligation Bonds,
Taxable Series 2015 B
7.750%, 1/1/42	100,000	109,981
City of New York, General Obligation Bonds,
Series D
1.923%, 8/1/31	205,000	179,912
Florida State Board of Administration Finance Corp. Revenue Bonds,
Series 2020A
1.705%, 7/1/27	288,000	268,446
Port Authority of New York and New Jersey Consolidated Notes,
Series AAA
1.086%, 7/1/23	180,000	177,858
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H
5.235%, 5/15/22	955,000	959,903
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds,
Taxable Series 2020B
3.007%, 1/1/33	800,000	749,370
The Regent of The University of California General Revenue Bonds 2021,
Series BJ
3.071%, 5/15/51	335,000	291,612
Tobacco Settlement Finance Authority Taxable Tobacco Settlement,
Series 2020
3.000%, 6/1/35	201,823	203,882

Total Municipal Bonds		2,940,964

U.S. Government Agency Securities (36.2%)
FFCB
0.125%, 11/23/22	6,000,000	5,953,786
0.450%, 7/24/23	25,000,000	24,433,487
0.375%, 1/15/25	5,124,000	4,830,914
1.320%, 1/21/25	20,000,000	19,427,586
FHLB
2.125%, 6/9/23	18,965,000	19,013,795
3.250%, 6/9/23	20,495,000	20,822,221
2.500%, 2/13/24	2,365,000	2,375,327
2.875%, 9/13/24	40,000,000	40,434,700
2.750%, 12/13/24	27,030,000	27,238,942
1.000%, 12/20/24	30,000,000	28,842,150
2.375%, 3/14/25	5,500,000	5,487,474
1.875%, 9/11/26	20,000,000	19,445,666
3.250%, 11/16/28	12,910,000	13,509,728
FHLMC
2.750%, 6/19/23	34,032,000	34,379,647
1.500%, 2/12/25	42,935,000	41,786,759
0.375%, 7/21/25	30,000,000	27,985,704
0.375%, 9/23/25	30,000,000	27,856,341
0.800%, 10/28/26	3,000,000	2,765,661
FNMA
0.250%, 7/10/23	25,000,000	24,431,412
2.875%, 9/12/23	42,290,000	42,739,357
2.500%, 2/5/24	3,545,000	3,567,444
1.625%, 1/7/25	30,000,000	29,316,939
1.875%, 9/24/26	25,816,000	25,192,347
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	7,191,000	7,218,850

Total U.S. Government Agency Securities		499,056,237

U.S. Treasury Obligations (41.0%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,347,000	5,179,288
5.375%, 2/15/31	973,300	1,209,401
4.250%, 5/15/39	200,000	250,329
4.375%, 11/15/39	200,000	254,060
4.625%, 2/15/40	200,000	262,094
1.375%, 11/15/40	10,200,000	8,355,231
1.875%, 2/15/41	4,800,000	4,279,206
1.750%, 8/15/41	2,237,400	1,941,892
3.750%, 8/15/41	94,000	110,622
2.000%, 11/15/41	422,500	382,886
2.375%, 2/15/42	469,000	452,658
3.000%, 5/15/42	1,010,500	1,071,281
3.625%, 8/15/43	627,300	728,717
3.750%, 11/15/43	421,000	498,512
3.625%, 2/15/44	1,055,000	1,228,342
3.375%, 5/15/44	800,000	899,307
3.125%, 8/15/44	4,689,100	5,075,272
3.000%, 11/15/44	483,700	513,465
3.000%, 5/15/45	400,000	425,766
2.875%, 8/15/45	2,700,000	2,819,478
3.000%, 5/15/47	5,900,000	6,375,442
3.000%, 2/15/48	1,500,000	1,635,749
2.875%, 5/15/49	4,200,000	4,520,067
1.250%, 5/15/50	1,200,000	897,375
1.375%, 8/15/50	3,500,000	2,700,651
1.625%, 11/15/50	235,000	193,068
1.875%, 2/15/51	1,507,800	1,318,588
2.000%, 8/15/51	1,457,400	1,314,691
U.S. Treasury Notes
0.125%, 6/30/22	368,600	368,226
0.125%, 8/31/22	14,028,000	13,982,220
0.125%, 11/30/22	6,483,100	6,432,068
2.875%, 9/30/23	4,844,000	4,899,907
2.125%, 7/31/24#	10,000,000	9,936,249
2.125%, 9/30/24	4,700,000	4,663,102
2.250%, 11/15/25	42,200,700	41,815,695
0.375%, 12/31/25	23,379,900	21,612,223
0.375%, 1/31/26	20,829,100	19,214,938
1.625%, 2/15/26	4,984,200	4,822,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
0.500%, 2/28/26	$7,534,300	$6,974,254
1.625%, 5/15/26	11,867,700	11,463,772
0.750%, 5/31/26	61,502,200	57,263,548
2.000%, 11/15/26	45,079,100	44,144,606
1.500%, 1/31/27	11,461,800	10,969,571
2.250%, 2/15/27	16,441,400	16,289,103
1.875%, 2/28/27	2,527,100	2,463,141
2.250%, 8/15/27	26,294,000	26,042,419
2.250%, 11/15/27	11,532,000	11,412,630
2.750%, 2/15/28	11,215,000	11,401,433
2.875%, 5/15/28	5,240,000	5,367,204
1.000%, 7/31/28	12,507,400	11,457,785
3.125%, 11/15/28	12,759,300	13,296,713
2.625%, 2/15/29	9,196,800	9,317,176
2.375%, 5/15/29	30,797,500	30,739,755
1.625%, 8/15/29	1,173,000	1,113,342
1.750%, 11/15/29	3,249,400	3,111,834
1.500%, 2/15/30	3,823,800	3,587,640
0.625%, 5/15/30	1,407,600	1,227,919
0.625%, 8/15/30	26,672,200	23,179,809
0.875%, 11/15/30	21,577,400	19,123,327
1.125%, 2/15/31	3,200,700	2,891,533
1.625%, 5/15/31	23,258,400	21,912,369
1.250%, 8/15/31	16,674,800	15,163,581
1.375%, 11/15/31	17,093,700	15,686,141
1.875%, 2/15/32	7,875,600	7,561,805

Total U.S. Treasury Obligations		565,803,472

Total Long-Term Debt Securities (104.4%) (Cost $1,496,308,231)		1,441,371,239

SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
Humana, Inc.
0.48%, 4/7/22(n)(p)§	800,000	799,926
Ventas Realty LP
0.53%, 4/5/22(n)(p)§	900,000	899,933

Total Commercial Paper		1,699,859

Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $1,100,495, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $1,122,497.(xx)	1,100,488	1,100,488
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $200,018, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $221,160.(xx)	200,000	200,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $100,001, collateralized by various Common Stocks; total market value $115,819.(xx)	100,000	100,000

Total Repurchase Agreements		1,400,488

U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills
0.16%, 4/12/22(p)(v)(w)	4,300,000	4,299,774
0.52%, 6/30/22(p)	2,300,000	2,296,993

Total U.S. Treasury Obligations		6,596,767

Total Short-Term Investments (0.7%) (Cost $9,696,483)		9,697,114

Total Investments in Securities (105.1%) (Cost $1,506,004,714)		1,451,068,353
Other Assets Less Liabilities (-5.1%)		(70,805,816)

Net Assets (100%)		$1,380,262,537

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $135,860,559 or 9.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $386,520.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)

Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022. (l) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $15,266,980 or 1.1% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,586,917.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $662,965.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $1,372,179. This was collateralized by cash of $1,400,488 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2022.

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MYR — Malaysian Ringgit

NOK — Norwegian Krone

PIK — Payment-in Kind Security

PEN — Peruvian Sol

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STACR — Structured Agency Credit Risk

TBA — To Be Announced; Security is subject to delayed delivery

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	44	6/2022	EUR	6,272,261	30,961
U.S. Treasury 2 Year Note	66	6/2022	USD	13,986,844	(186,659)
U.S. Treasury 5 Year Note	292	6/2022	USD	33,488,750	(833,987)
U.S. Treasury 10 Year Note	264	6/2022	USD	32,439,000	(929,915)
U.S. Treasury 10 Year Ultra Note	54	6/2022	USD	7,315,312	(308,200)
U.S. Treasury Ultra Bond	49	6/2022	USD	8,679,125	(279,783)

					(2,507,583)

Short Contracts
Euro-Bund	(10)	6/2022	EUR	(1,755,176)	10,635
Euro-Buxl	(6)	6/2022	EUR	(1,235,903)	50,911
Japan 10 Year Bond	(11)	6/2022	JPY	(13,526,368)	92,984
Long Gilt	(95)	6/2022	GBP	(15,129,110)	226,095
U.S. Treasury Long Bond	(43)	6/2022	USD	(6,452,688)	195,790
U.S. Treasury Ultra Bond	(15)	6/2022	USD	(2,656,875)	(57,179)

					519,236

					(1,988,347)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	1,659,944	USD	244,402	Deutsche Bank AG	4/1/2022	2,463
USD	817,154	DKK	5,240,000	Goldman Sachs Bank USA	4/1/2022	37,868
BRL	225,277	USD	45,465	Goldman Sachs Bank USA**	4/4/2022	1,852
BRL	67,800,000	USD	13,234,447	JPMorgan Chase Bank**	4/4/2022	1,006,109
USD	8,152,532	EUR	7,249,000	Barclays Bank plc	4/4/2022	133,325
USD	8,898,825	EUR	7,970,000	Bank of America	5/3/2022	74,484
USD	176,450	EUR	154,143	JPMorgan Chase Bank	5/12/2022	5,717
NOK	35,785,000	USD	4,020,588	Barclays Bank plc	5/18/2022	42,365
USD	12,414,320	GBP	9,183,000	Bank of America	5/18/2022	353,976
USD	275,587	GBP	207,000	Goldman Sachs Bank USA	5/18/2022	3,727
USD	4,252,326	GBP	3,138,000	JPMorgan Chase Bank	5/18/2022	131,085
USD	776,054	JPY	94,300,000	Bank of America	5/18/2022	670
USD	34,549	JPY	4,200,000	Barclays Bank plc	5/18/2022	14
USD	923,130	JPY	111,700,000	Deutsche Bank AG	5/18/2022	4,673
CLP	4,027,338	USD	4,964	Goldman Sachs Bank USA**	6/15/2022	91
USD	282,605	MYR	1,188,496	Goldman Sachs Bank USA**	6/15/2022	409
USD	211,120	DKK	1,410,000	Barclays Bank plc	7/1/2022	685
BRL	5,200,000	USD	1,004,346	Goldman Sachs Bank USA**	7/5/2022	59,086

Total unrealized appreciation						1,858,599

AUD	1,666,000	USD	1,249,771	Deutsche Bank AG	4/4/2022	(3,103)
USD	1,798,590	AUD	2,472,000	Bank of America	4/4/2022	(51,207)
USD	43,372	BRL	225,277	Goldman Sachs Bank USA**	4/4/2022	(3,945)
USD	11,960,091	BRL	67,800,000	JPMorgan Chase Bank**	4/4/2022	(2,280,466)
USD	782,014	EUR	721,000	Bank of America	4/4/2022	(15,592)
USD	27,260	CAD	34,619	JPMorgan Chase Bank	4/22/2022	(430)
USD	45,115	BRL	225,277	Goldman Sachs Bank USA**	5/3/2022	(1,824)
GBP	262,000	USD	344,671	Bank of America	5/18/2022	(578)
GBP	475,000	USD	626,532	Deutsche Bank AG	5/18/2022	(2,699)
JPY	445,700,000	USD	3,859,533	Goldman Sachs Bank USA	5/18/2022	(194,753)
USD	1,160,893	JPY	143,300,000	Bank of America	5/18/2022	(17,395)
USD	636,808	JPY	77,500,000	Barclays Bank plc	5/18/2022	(438)
USD	557,007	DKK	3,751,165	Deutsche Bank AG	7/1/2022	(2,834)
USD	911,785	BRL	5,200,000	Goldman Sachs Bank USA**	7/5/2022	(151,646)
USD	1,531,887	PEN	6,191,275	Bank of America**	7/26/2022	(133,355)

Total unrealized depreciation						(2,860,265)

Net unrealized depreciation						(1,001,666)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Written Put Options Contracts as of March 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	56	USD	(14,000,000)	USD	96.50	12/18/2023	(75,250)
Euro-Bobl	Exchange Traded	37	EUR	(3,700,000)	EUR	131.50	4/22/2022	(111,128)

Total Written Options Contracts (Premiums Received ($72,149))								(186,378)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$45,965,951	$—		$45,965,951
Collateralized Mortgage Obligations	—	31,273,886	—	(a)	31,273,886
Commercial Mortgage-Backed Securities	—	27,828,096	—		27,828,096
Corporate Bonds
Communication Services	—	11,314,859	—		11,314,859
Consumer Discretionary	—	11,478,821	—		11,478,821
Consumer Staples	—	4,621,599	—		4,621,599
Energy	—	9,268,817	—		9,268,817
Financials	—	64,742,619	732,744		65,475,363
Health Care	—	4,405,688	—		4,405,688
Industrials	—	13,680,964	—		13,680,964
Information Technology	—	9,615,295	—		9,615,295
Materials	—	3,949,048	—		3,949,048
Real Estate	—	19,286,014	—		19,286,014
Utilities	—	15,488,802	—		15,488,802
Foreign Government Securities	—	9,088,443	2,079		9,090,522
Forward Currency Contracts	—	1,858,599	—		1,858,599
Futures	607,376	—	—		607,376
Loan Participations
Financials	—	2,079,000	—		2,079,000
Mortgage-Backed Securities	—	88,747,841	—		88,747,841
Municipal Bonds	—	2,940,964	—		2,940,964
Short-Term Investments
Commercial Paper	—	1,699,859	—		1,699,859
Repurchase Agreements	—	1,400,488	—		1,400,488
U.S. Treasury Obligations	—	6,596,767	—		6,596,767
U.S. Government Agency Securities	—	499,056,237	—		499,056,237
U.S. Treasury Obligations	—	565,803,472	—		565,803,472

Total Assets	$607,376	$1,452,192,129	$734,823		$1,453,534,328

Liabilities:
Forward Currency Contracts	$—	$(2,860,265)	$—		$(2,860,265)
Futures	(2,595,723)	—	—		(2,595,723)
Options Written
Put Options Written	(186,378)	—	—		(186,378)

Total Liabilities	$(2,782,101)	$(2,860,265)	$—		$(5,642,366)

Total	$(2,174,725)	$1,449,331,864	$734,823		$1,447,891,962

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,901,507
Aggregate gross unrealized depreciation	(65,595,023)

Net unrealized depreciation	$(59,693,516)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,507,585,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	4,100	$237,390
ATN International, Inc.	5,200	207,376
Bandwidth, Inc., Class A*	2,700	87,453
Cogent Communications Holdings, Inc.	23,425	1,554,249
Consolidated Communications Holdings, Inc.*	31,341	184,912
EchoStar Corp., Class A*	21,400	520,876
Globalstar, Inc.(x)*	315,400	463,638
IDT Corp., Class B*	10,100	344,309
Iridium Communications, Inc.*	68,200	2,749,824
Liberty Latin America Ltd., Class A*	18,200	176,540
Liberty Latin America Ltd., Class C*	87,619	840,266
Ooma, Inc.*	10,000	149,900
Radius Global Infrastructure, Inc.*	30,000	428,400
Telesat Corp.(x)*	9,796	161,634

		8,106,767

Entertainment (0.8%)
AMC Entertainment Holdings, Inc., Class A(x)*	262,238	6,461,544
Chicken Soup For The Soul Entertainment, Inc.(x)*	300	2,397
Cinemark Holdings, Inc.*	62,100	1,073,088
CuriosityStream, Inc.(x)*	3,500	10,150
Eros STX Global Corp.(x)*	5,785	16,140
IMAX Corp.*	27,100	513,003
Liberty Media Corp.-Liberty Braves, Class A(x)*	8,500	244,630
Liberty Media Corp.-Liberty Braves, Class C*	18,200	507,962
Lions Gate Entertainment Corp., Class A*	30,300	492,375
Lions Gate Entertainment Corp., Class B*	59,900	900,297
LiveOne, Inc.(x)*	700	571
Madison Square Garden Entertainment Corp.*	14,716	1,225,990
Marcus Corp. (The)*	10,900	192,930

		11,641,077

Interactive Media & Services (0.6%)
Cargurus, Inc.*	50,100	2,127,246
Cars.com, Inc.*	41,400	597,402
Eventbrite, Inc., Class A*	36,900	545,013
EverQuote, Inc., Class A*	8,800	142,384
fuboTV, Inc.(x)*	68,300	448,731
Liberty TripAdvisor Holdings, Inc., Class A*	32,000	65,600
MediaAlpha, Inc., Class A*	100	1,655
QuinStreet, Inc.*	21,800	252,880
TrueCar, Inc.*	41,500	163,925
Yelp, Inc.*	44,800	1,528,128
Ziff Davis, Inc.*	23,478	2,272,201

		8,145,165

Media (1.0%)
Advantage Solutions, Inc.*	600	3,828
AMC Networks, Inc., Class A*	15,400	625,702
Audacy, Inc.*	55,900	161,551
Boston Omaha Corp., Class A*	7,700	195,349
Cardlytics, Inc.*	15,000	824,700
Clear Channel Outdoor Holdings, Inc.*	188,600	652,556
comScore, Inc.*	300	873
Daily Journal Corp.*	500	155,995
Emerald Holding, Inc.*	12,900	43,860
Entravision Communications Corp., Class A	33,600	215,376
EW Scripps Co. (The), Class A*	34,512	717,505
Fluent, Inc.*	8,000	16,640
Gannett Co., Inc.*	37,789	170,428
Gray Television, Inc.	44,400	979,908
Hemisphere Media Group, Inc.*	8,900	40,673
iHeartMedia, Inc., Class A*	58,100	1,099,833
John Wiley & Sons, Inc., Class A	22,500	1,193,175
Magnite, Inc.*	60,023	792,904
National CineMedia, Inc.	43,923	111,564
Scholastic Corp.	14,960	602,589
Sinclair Broadcast Group, Inc., Class A	30,200	846,204
TechTarget, Inc.*	15,200	1,235,456
TEGNA, Inc.	121,900	2,730,560
Thryv Holdings, Inc.*	100	2,812
WideOpenWest, Inc.*	33,100	577,264

		13,997,305

Wireless Telecommunication Services (0.1%)
Gogo, Inc.(x)*	26,000	495,560
Shenandoah Telecommunications Co.	26,948	635,434
Telephone and Data Systems, Inc.	52,500	991,200
United States Cellular Corp.*	600	18,138

		2,140,332

Total Communication Services		44,030,646

Consumer Discretionary (10.1%)
Auto Components (1.3%)
Adient plc*	49,900	2,034,423
American Axle & Manufacturing Holdings, Inc.*	62,675	486,358
Cooper-Standard Holdings, Inc.*	5,600	49,112
Dana, Inc.	86,065	1,512,162
Dorman Products, Inc.*	15,300	1,453,959
Fox Factory Holding Corp.*	22,600	2,213,670
Gentherm, Inc.*	16,900	1,234,376
Goodyear Tire & Rubber Co. (The)*	164,623	2,352,463
LCI Industries	13,470	1,398,321
Modine Manufacturing Co.*	23,300	209,933
Motorcar Parts of America, Inc.*	9,900	176,517
Patrick Industries, Inc.	13,825	833,647
Standard Motor Products, Inc.	12,900	556,506
Stoneridge, Inc.*	13,300	276,108
Tenneco, Inc., Class A*	36,697	672,289
Visteon Corp.*	16,100	1,756,993
XL Fleet Corp.(x)*	56,000	111,440
XPEL, Inc.(m)(x)*	9,300	489,273

		17,817,550

Automobiles (0.2%)
Canoo, Inc.(x)*	47,100	259,992
Fisker, Inc.(x)*	82,400	1,062,960
Lordstown Motors Corp.(x)*	58,200	198,462
Winnebago Industries, Inc.	17,446	942,607
Workhorse Group, Inc.(x)*	53,300	266,500

		2,730,521

Distributors (0.0%)
Funko, Inc., Class A(x)*	12,500	215,625
Greenlane Holdings, Inc., Class A*	7,000	3,920

		219,545

Diversified Consumer Services (0.7%)
2U, Inc.*	37,200	494,016
Adtalem Global Education, Inc.*	36,200	1,075,502
American Public Education, Inc.*	5,907	125,465
Carriage Services, Inc.	5,200	277,316
Coursera, Inc.*	29,200	672,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
European Wax Center, Inc., Class A(x)*	2,200	$65,032
Graham Holdings Co., Class B	2,100	1,284,087
Houghton Mifflin Harcourt Co.*	66,000	1,386,660
Laureate Education, Inc., Class A	60,100	712,185
OneSpaWorld Holdings Ltd.*	23,500	239,700
Perdoceo Education Corp.*	38,800	445,424
PowerSchool Holdings, Inc., Class A*	16,600	274,066
Regis Corp.(x)*	10,252	21,734
Strategic Education, Inc.	12,764	847,274
Stride, Inc.*	23,284	845,908
Vivint Smart Home, Inc.*	40,400	273,104
WW International, Inc.*	26,700	273,141

		9,313,382

Hotels, Restaurants & Leisure (2.3%)
Accel Entertainment, Inc.*	10,200	124,236
Bally’s Corp.*	13,300	408,842
Biglari Holdings, Inc., Class B*	391	56,542
BJ’s Restaurants, Inc.*	12,134	343,392
Bloomin’ Brands, Inc.	60,200	1,320,788
Bluegreen Vacations Holding Corp.*	5,209	154,030
Brinker International, Inc.*	25,400	969,264
Carrols Restaurant Group, Inc.	7,900	17,854
Century Casinos, Inc.*	5,700	68,115
Cheesecake Factory, Inc. (The)*	25,821	1,027,418
Chuy’s Holdings, Inc.*	8,900	240,300
Cracker Barrel Old Country Store, Inc.	13,801	1,638,593
Dave & Buster’s Entertainment, Inc.*	24,200	1,188,220
Denny’s Corp.*	40,300	576,693
Dine Brands Global, Inc.	11,381	887,149
El Pollo Loco Holdings, Inc.*	13,700	159,194
Everi Holdings, Inc.*	37,000	777,000
F45 Training Holdings, Inc.*	2,700	28,890
Fiesta Restaurant Group, Inc.*	10,600	79,235
GAN Ltd.(x)*	17,300	83,386
Golden Entertainment, Inc.*	6,400	371,648
Golden Nugget Online Gaming, Inc.*	6,200	44,082
Hilton Grand Vacations, Inc.*	49,400	2,569,294
International Game Technology plc	57,600	1,421,568
Jack in the Box, Inc.	14,339	1,339,406
Krispy Kreme, Inc.(x)	43,221	641,832
Lindblad Expeditions Holdings, Inc.(x)*	11,800	177,944
Monarch Casino & Resort, Inc.*	6,700	584,441
Nathan’s Famous, Inc.	1,000	54,170
NEOGAMES SA*	4,600	70,978
Noodles & Co.*	8,300	49,551
Papa John’s International, Inc.	18,742	1,973,158
PlayAGS, Inc.*	3,800	25,346
Red Rock Resorts, Inc., Class A	27,200	1,320,832
Rush Street Interactive, Inc.(x)*	27,300	198,471
Ruth’s Hospitality Group, Inc.	9,300	212,784
Scientific Games Corp.*	49,900	2,931,625
SeaWorld Entertainment, Inc.*	28,600	2,128,984
Shake Shack, Inc., Class A*	20,300	1,378,370
Texas Roadhouse, Inc.	39,918	3,342,334
Wingstop, Inc.	16,700	1,959,745

		32,945,704

Household Durables (1.7%)
Beazer Homes USA, Inc.*	7,300	111,106
Cavco Industries, Inc.*	5,000	1,204,250
Century Communities, Inc.	15,100	808,907
Ethan Allen Interiors, Inc.	9,554	249,073
GoPro, Inc., Class A*	57,400	489,622
Green Brick Partners, Inc.*	14,800	292,448
Hamilton Beach Brands Holding Co., Class A(x)	2,600	30,238
Helen of Troy Ltd.*	12,298	2,408,440
Hooker Furnishings Corp.	4,800	90,912
Installed Building Products, Inc.	13,300	1,123,717
iRobot Corp.(x)*	16,000	1,014,400
KB Home	48,200	1,560,716
La-Z-Boy, Inc.	28,309	746,508
Legacy Housing Corp.*	2,100	45,066
LGI Homes, Inc.*	13,000	1,269,840
Lifetime Brands, Inc.	4,300	55,212
Lovesac Co. (The)*	7,200	389,232
M.D.C. Holdings, Inc.	30,274	1,145,568
M/I Homes, Inc.*	16,300	722,905
Meritage Homes Corp.*	22,139	1,754,073
Purple Innovation, Inc.(x)*	26,000	152,100
Skyline Champion Corp.*	28,700	1,575,056
Snap One Holdings Corp.(x)*	1,300	19,175
Sonos, Inc.(x)*	65,753	1,855,550
Taylor Morrison Home Corp.*	71,720	1,952,219
Traeger, Inc.(x)*	6,200	46,128
Tri Pointe Homes, Inc.*	61,101	1,226,908
Tupperware Brands Corp.*	28,500	554,325
Universal Electronics, Inc.*	4,500	140,580
Vuzix Corp.(x)*	30,500	201,300
Weber, Inc., Class A(x)	5,900	57,997

		23,293,571

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	10,000	127,600
CarParts.com, Inc.*	24,500	164,150
Duluth Holdings, Inc., Class B*	1,700	20,791
Groupon, Inc.(x)*	12,315	236,817
Lands’ End, Inc.*	2,700	45,684
Liquidity Services, Inc.*	11,600	198,592
Overstock.com, Inc.*	23,300	1,025,316
PetMed Express, Inc.(x)	1,500	38,700
Porch Group, Inc.*	39,100	271,550
Quotient Technology, Inc.*	48,400	308,792
RealReal, Inc. (The)*	4,800	34,848
Revolve Group, Inc.*	18,600	998,634
Shutterstock, Inc.	11,000	1,023,880
Stitch Fix, Inc., Class A*	32,600	328,282
Xometry, Inc., Class A(x)*	12,500	459,375

		5,283,011

Leisure Products (0.4%)
Acushnet Holdings Corp.	20,000	805,200
American Outdoor Brands, Inc.*	358	4,700
Callaway Golf Co.*	60,163	1,409,017
Clarus Corp.	6,424	146,339
Johnson Outdoors, Inc., Class A	2,300	178,779
Latham Group, Inc.*	8,300	109,892
Malibu Boats, Inc., Class A*	12,000	696,120
Marine Products Corp.(x)	1,900	21,945
MasterCraft Boat Holdings, Inc.*	3,600	88,596
Smith & Wesson Brands, Inc.	15,335	232,019
Sturm Ruger & Co., Inc.	10,700	744,934
Vista Outdoor, Inc.*	28,200	1,006,458

		5,443,999

Multiline Retail (0.4%)
Big Lots, Inc.(x)	18,000	622,800
Dillard’s, Inc., Class A(x)	3,300	885,687
Franchise Group, Inc.	14,700	609,021
Macy’s, Inc.	159,600	3,887,856

		6,005,364

Specialty Retail (2.1%)
Aaron’s Co., Inc. (The)	14,300	287,144
Abercrombie & Fitch Co., Class A*	39,500	1,263,605
Academy Sports & Outdoors, Inc.	39,400	1,552,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
American Eagle Outfitters, Inc.(x)	79,000	$1,327,200
America’s Car-Mart, Inc.*	2,500	201,400
Arko Corp.	53,500	486,850
Asbury Automotive Group, Inc.*	11,542	1,849,028
Bed Bath & Beyond, Inc.*	56,900	1,281,957
Boot Barn Holdings, Inc.*	15,700	1,488,203
Buckle, Inc. (The)	11,489	379,597
Caleres, Inc.	8,163	157,791
Camping World Holdings, Inc., Class A(x)	19,000	531,050
Cato Corp. (The), Class A	13,523	198,247
Chico’s FAS, Inc.*	25,300	121,440
Children’s Place, Inc. (The)*	7,700	379,610
Citi Trends, Inc.*	5,100	156,187
Conn’s, Inc.*	7,900	121,739
Designer Brands, Inc., Class A*	33,300	449,883
Genesco, Inc.*	6,657	423,452
Group 1 Automotive, Inc.	8,937	1,499,897
GrowGeneration Corp.(x)*	28,000	257,880
Guess?, Inc.(x)	21,900	478,515
Haverty Furniture Cos., Inc.	6,100	167,262
Hibbett, Inc.	6,255	277,347
LL Flooring Holdings, Inc.*	8,200	114,964
MarineMax, Inc.*	11,500	462,990
Monro, Inc.	17,704	784,995
Murphy USA, Inc.	13,900	2,779,444
National Vision Holdings, Inc.*	44,892	1,955,944
ODP Corp. (The)*	31,500	1,443,645
OneWater Marine, Inc., Class A	100	3,445
Party City Holdco, Inc.*	57,300	205,134
Rent-A-Center, Inc.	34,203	861,574
Sally Beauty Holdings, Inc.*	68,800	1,075,344
Shift Technologies, Inc.(x)*	16,300	35,860
Shoe Carnival, Inc.	13,000	379,080
Signet Jewelers Ltd.	27,100	1,970,170
Sleep Number Corp.*	12,400	628,804
Sonic Automotive, Inc., Class A	14,925	634,462
Sportsman’s Warehouse Holdings, Inc.*	16,100	172,109
Tilly’s, Inc., Class A	2,700	25,272
Torrid Holdings, Inc.(x)*	4,600	27,876
TravelCenters of America, Inc.*	1,600	68,736
Urban Outfitters, Inc.*	40,000	1,004,400
Winmark Corp.	500	110,000
Zumiez, Inc.*	3,000	114,630

		30,196,522

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc.*	31,334	2,393,918
Fossil Group, Inc.*	600	5,784
G-III Apparel Group Ltd.*	24,300	657,315
Kontoor Brands, Inc.	25,200	1,042,020
Movado Group, Inc.	3,900	152,295
Oxford Industries, Inc.	8,800	796,400
PLBY Group, Inc.(x)*	12,600	164,934
Rocky Brands, Inc.	100	4,159
Steven Madden Ltd.	48,610	1,878,290
Unifi, Inc.*	10,500	190,050
Vera Bradley, Inc.*	8,700	66,729
Wolverine World Wide, Inc.	45,080	1,017,005

		8,368,899

Total Consumer Discretionary		141,618,068

Consumer Staples (3.5%)
Beverages (0.4%)
Celsius Holdings, Inc.*	27,400	1,511,932
Coca-Cola Consolidated, Inc.	2,700	1,341,495
Duckhorn Portfolio, Inc. (The)*	5,800	105,502
MGP Ingredients, Inc.(x)	6,400	547,776
National Beverage Corp.	10,900	474,150
Primo Water Corp.	90,700	1,292,475

		5,273,330

Food & Staples Retailing (1.2%)
Andersons, Inc. (The)	16,309	819,690
BJ’s Wholesale Club Holdings, Inc.*	69,666	4,710,118
Chefs’ Warehouse, Inc. (The)*	15,200	495,520
HF Foods Group, Inc.(x)*	8,900	59,274
Ingles Markets, Inc., Class A	5,600	498,680
Natural Grocers by Vitamin Cottage, Inc.	12,300	241,080
Performance Food Group Co.*	77,064	3,923,328
PriceSmart, Inc.	11,552	911,106
Rite Aid Corp.(x)*	29,494	258,073
SpartanNash Co.	16,870	556,541
Sprouts Farmers Market, Inc.*	61,700	1,973,166
United Natural Foods, Inc.*	28,688	1,186,249
Village Super Market, Inc., Class A	5,700	139,650
Weis Markets, Inc.	5,951	425,021

		16,197,496

Food Products (1.0%)
AppHarvest, Inc.(x)*	13,200	70,950
B&G Foods, Inc.(x)	37,900	1,022,542
Calavo Growers, Inc.	8,900	324,405
Cal-Maine Foods, Inc.	17,484	965,466
Fresh Del Monte Produce, Inc.	18,604	482,030
Hostess Brands, Inc.*	69,300	1,520,442
J & J Snack Foods Corp.	8,703	1,349,835
John B Sanfilippo & Son, Inc.	3,000	250,320
Lancaster Colony Corp.	10,837	1,616,339
Landec Corp.*	15,600	180,648
Limoneira Co.	10,100	148,268
Mission Produce, Inc.*	2,800	35,420
Sanderson Farms, Inc.	11,593	2,173,572
Seneca Foods Corp., Class A*	6,600	340,164
Simply Good Foods Co. (The)*	48,000	1,821,600
Tattooed Chef, Inc.(x)*	24,200	304,436
Tootsie Roll Industries, Inc.	7,944	277,722
TreeHouse Foods, Inc.*	27,000	871,020
Utz Brands, Inc.(x)	30,600	452,268

		14,207,447

Household Products (0.3%)
Central Garden & Pet Co.*	4,400	193,424
Central Garden & Pet Co., Class A*	23,833	971,910
Energizer Holdings, Inc.	35,300	1,085,828
Oil-Dri Corp. of America	3,500	100,275
WD-40 Co.	8,327	1,525,756

		3,877,193

Personal Products (0.5%)
Beauty Health Co. (The)*	44,200	746,096
BellRing Brands, Inc.(x)*	57,715	1,332,062
Edgewell Personal Care Co.	30,300	1,111,101
elf Beauty, Inc.*	18,000	464,940
Honest Co., Inc. (The)*	19,000	98,990
Inter Parfums, Inc.	9,200	810,060
Medifast, Inc.	6,100	1,041,758
Nature’s Sunshine Products, Inc.*	1,900	31,958
NewAge, Inc.(x)*	29,600	17,198
Nu Skin Enterprises, Inc., Class A	25,800	1,235,304
Revlon, Inc., Class A(x)*	10,100	81,507
USANA Health Sciences, Inc.*	7,100	564,095

		7,535,069

Tobacco (0.1%)
Turning Point Brands, Inc.	6,200	210,862
Universal Corp.	14,253	827,672
Vector Group Ltd.	78,308	942,828

		1,981,362

Total Consumer Staples		49,071,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (6.5%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	71,400	$659,022
Bristow Group, Inc.*	8,566	317,627
Cactus, Inc., Class A	26,800	1,520,632
ChampionX Corp.*	107,900	2,641,392
DMC Global, Inc.(x)*	8,000	244,000
Dril-Quip, Inc.*	21,800	814,230
Expro Group Holdings NV*	13,149	233,789
Helix Energy Solutions Group, Inc.*	79,900	381,922
Helmerich & Payne, Inc.	54,700	2,340,066
Liberty Oilfield Services, Inc., Class A*	40,000	592,800
Nabors Industries Ltd.*	2,300	351,256
National Energy Services Reunited Corp.(x)*	6,400	53,760
Newpark Resources, Inc.*	47,402	173,492
NexTier Oilfield Solutions, Inc.*	91,536	845,793
Oceaneering International, Inc.*	55,500	841,380
Oil States International, Inc.*	41,400	287,730
Patterson-UTI Energy, Inc.	106,300	1,645,524
ProPetro Holding Corp.*	45,500	633,815
RPC, Inc.*	37,300	397,991
Select Energy Services, Inc., Class A*	37,900	324,803
Solaris Oilfield Infrastructure, Inc., Class A	13,900	156,931
TETRA Technologies, Inc.*	2,000	8,220
Tidewater, Inc.*	21,450	466,323
US Silica Holdings, Inc.*	39,800	742,668

		16,675,166

Oil, Gas & Consumable Fuels (5.3%)
Aemetis, Inc.(x)*	11,400	144,438
Alto Ingredients, Inc.*	28,900	197,098
Antero Resources Corp.*	140,900	4,301,677
Arch Resources, Inc.(x)	8,700	1,195,206
Berry Corp.	38,200	394,224
Brigham Minerals, Inc., Class A	15,000	383,250
California Resources Corp.	43,700	1,954,701
Callon Petroleum Co.*	24,400	1,441,552
Centennial Resource Development, Inc., Class A*	94,000	758,580
Chesapeake Energy Corp.(x)	52,344	4,553,928
Civitas Resources, Inc.	24,006	1,433,398
Clean Energy Fuels Corp.*	90,259	716,657
CNX Resources Corp.*	110,600	2,291,632
Comstock Resources, Inc.*	68,600	895,230
CONSOL Energy, Inc.*	16,700	628,421
Crescent Energy, Inc., Class A(x)	2,440	42,310
CVR Energy, Inc.	20,900	533,786
Delek US Holdings, Inc.*	48,927	1,038,231
Denbury, Inc.*	26,200	2,058,534
DHT Holdings, Inc.	61,900	359,020
Dorian LPG Ltd.	28,338	410,618
Energy Fuels, Inc.(x)*	75,100	687,165
Equitrans Midstream Corp.	212,500	1,793,500
Frontline Ltd.(x)*	68,400	601,920
Gevo, Inc.(x)*	101,300	474,084
Golar LNG Ltd.*	55,400	1,372,812
Green Plains, Inc.*	20,100	623,301
International Seaways, Inc.	16,304	294,124
Jura Energy Corp.*	690	83
Kosmos Energy Ltd.*	234,000	1,682,460
Laredo Petroleum, Inc.*	6,600	522,324
Magnolia Oil & Gas Corp., Class A	88,200	2,085,930
Matador Resources Co.	58,900	3,120,522
Murphy Oil Corp.	76,100	3,073,679
Nordic American Tankers Ltd.(x)	79,401	169,124
Northern Oil and Gas, Inc.	24,800	699,112
Oasis Petroleum, Inc.	10,500	1,536,150
Ovintiv, Inc.	136,200	7,364,334
Par Pacific Holdings, Inc.*	23,900	311,178
PBF Energy, Inc., Class A*	56,000	1,364,720
PDC Energy, Inc.	49,480	3,596,206
Peabody Energy Corp.*	40,800	1,000,824
Range Resources Corp.*	124,300	3,776,234
Renewable Energy Group, Inc.*	22,300	1,352,495
REX American Resources Corp.*	3,300	328,680
Scorpio Tankers, Inc.	25,930	554,383
SFL Corp. Ltd.	51,605	525,339
SM Energy Co.	61,700	2,403,215
Southwestern Energy Co.*	517,341	3,709,335
Talos Energy, Inc.*	17,400	274,746
Tellurian, Inc.(x)*	164,700	872,910
Uranium Energy Corp.(x)*	118,400	543,456
W&T Offshore, Inc.*	78,444	299,656
Whiting Petroleum Corp.	20,487	1,669,895
World Fuel Services Corp.	37,600	1,016,704

		75,433,091

Total Energy		92,108,257

Financials (15.7%)
Banks (8.8%)
1st Source Corp.	5,872	271,580
Allegiance Bancshares, Inc.	12,200	545,096
Amalgamated Financial Corp.	5,400	97,038
Amerant Bancorp, Inc.	2,800	88,452
American National Bankshares, Inc.	4,100	154,488
Ameris Bancorp	37,094	1,627,685
Arrow Financial Corp.	7,092	229,923
Associated Banc-Corp.	78,600	1,788,936
Atlantic Union Bankshares Corp.	40,774	1,495,998
Banc of California, Inc.	20,600	398,816
BancFirst Corp.	7,900	657,359
Bancorp, Inc. (The)*	29,900	847,067
Bank First Corp.(x)	1,300	93,587
Bank of Marin Bancorp	3,500	122,745
Bank of NT Butterfield & Son Ltd. (The)	31,000	1,112,280
BankUnited, Inc.	43,400	1,907,864
Banner Corp.	23,200	1,357,896
Bar Harbor Bankshares	7,146	204,519
Berkshire Hills Bancorp, Inc.	25,770	746,557
Brookline Bancorp, Inc.	40,177	635,600
Business First Bancshares, Inc.	400	9,732
Byline Bancorp, Inc.	5,900	157,412
Cadence Bank	91,780	2,685,483
Cambridge Bancorp	900	76,500
Camden National Corp.	6,350	298,704
Capital City Bank Group, Inc.	6,300	166,068
Carter Bankshares, Inc.*	2,700	46,899
Cathay General Bancorp	42,247	1,890,553
CBTX, Inc.	6,000	186,000
Central Pacific Financial Corp.	7,300	203,670
Citizens & Northern Corp.	5,002	121,949
City Holding Co.	8,550	672,885
Civista Bancshares, Inc.	300	7,230
CNB Financial Corp.	5,900	155,288
Columbia Banking System, Inc.	41,255	1,331,299
Community Bank System, Inc.	28,302	1,985,385
Community Trust Bancorp, Inc.	6,025	248,230
ConnectOne Bancorp, Inc.	15,300	489,753
CrossFirst Bankshares, Inc.*	9,300	146,568
Customers Bancorp, Inc.*	13,600	709,104
CVB Financial Corp.	76,087	1,765,979
Dime Community Bancshares, Inc.	17,832	616,452
Eagle Bancorp, Inc.	15,450	880,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Eastern Bankshares, Inc.	93,258	$2,008,777
Enterprise Bancorp, Inc.	4,500	180,540
Enterprise Financial Services Corp.	17,927	848,126
Equity Bancshares, Inc., Class A	5,500	177,705
Farmers National Banc Corp.	10,500	179,130
FB Financial Corp.	19,016	844,691
Fidelity D&D Bancorp, Inc.(x)	100	4,643
Financial Institutions, Inc.	4,800	144,624
First Bancorp (Nasdaq Stock Exchange)	16,410	685,446
First Bancorp (Quotrix Stock Exchange)	126,700	1,662,304
First Bancorp, Inc. (The)	4,819	144,956
First Bancshares, Inc. (The)	3,500	117,810
First Busey Corp.	29,559	749,025
First Commonwealth Financial Corp.	51,413	779,421
First Community Bankshares, Inc.	6,400	180,544
First Financial Bancorp	54,043	1,245,691
First Financial Bankshares, Inc.	73,748	3,253,762
First Financial Corp.	2,100	90,888
First Foundation, Inc.	25,400	616,966
First Internet Bancorp	2,900	124,729
First Interstate BancSystem, Inc., Class A	55,466	2,039,485
First Merchants Corp.	28,377	1,180,483
First Mid Bancshares, Inc.	3,300	127,017
First of Long Island Corp. (The)	7,675	149,356
Flushing Financial Corp.	10,242	228,909
Fulton Financial Corp.	100,400	1,668,648
German American Bancorp, Inc.	11,850	450,181
Glacier Bancorp, Inc.	57,638	2,898,039
Great Southern Bancorp, Inc.	4,230	249,612
Guaranty Bancshares, Inc.	1,290	45,150
Hancock Whitney Corp.	49,287	2,570,317
Hanmi Financial Corp.	6,000	147,660
HarborOne Bancorp, Inc.	8,524	119,506
HBT Financial, Inc.	1,500	27,270
Heartland Financial USA, Inc.	20,200	966,166
Heritage Commerce Corp.	5,300	59,625
Heritage Financial Corp.	26,162	655,620
Hilltop Holdings, Inc.	42,200	1,240,680
Home BancShares, Inc.	79,101	1,787,683
HomeStreet, Inc.	10,200	483,276
HomeTrust Bancshares, Inc.	6,400	188,992
Hope Bancorp, Inc.	74,114	1,191,753
Horizon Bancorp, Inc.	13,950	260,446
Independent Bank Corp.	6,100	134,200
Independent Bank Corp./MA	25,437	2,077,949
Independent Bank Group, Inc.	18,155	1,291,910
International Bancshares Corp.	31,590	1,333,414
Investors Bancorp, Inc.	140,740	2,101,248
Lakeland Bancorp, Inc.	31,035	518,284
Lakeland Financial Corp.	13,900	1,014,700
Live Oak Bancshares, Inc.	17,600	895,664
Macatawa Bank Corp.	13,400	120,734
Mercantile Bank Corp.	4,600	162,932
Meta Financial Group, Inc.	20,900	1,147,828
Metrocity Bankshares, Inc.	3,700	86,876
Metropolitan Bank Holding Corp.*	5,100	519,027
Midland States Bancorp, Inc.	5,600	161,616
MidWestOne Financial Group, Inc.	4,700	155,570
National Bank Holdings Corp., Class A	23,100	930,468
NBT Bancorp, Inc.	24,682	891,761
Nicolet Bankshares, Inc.*	6,200	580,134
Northrim BanCorp, Inc.	3,300	143,781
Northwest Bancshares, Inc.	65,110	879,636
OceanFirst Financial Corp.	33,679	676,948
OFG Bancorp	38,800	1,033,632
Old National Bancorp	149,472	2,448,351
Old Second Bancorp, Inc.	11,000	159,610
Origin Bancorp, Inc.	9,000	380,610
Orrstown Financial Services, Inc.	200	4,586
Pacific Premier Bancorp, Inc.	43,633	1,542,427
Park National Corp.	7,748	1,017,932
Peapack-Gladstone Financial Corp.	4,900	170,275
Peoples Bancorp, Inc.	9,128	285,798
Peoples Financial Services Corp.	3,000	151,440
Preferred Bank	4,300	318,587
Premier Financial Corp.	19,333	586,370
Primis Financial Corp.	7,100	99,258
QCR Holdings, Inc.	5,600	316,904
RBB Bancorp	3,200	75,168
Red River Bancshares, Inc.	700	37,037
Renasant Corp.	32,481	1,086,489
Republic Bancorp, Inc., Class A	3,500	157,290
Republic First Bancorp, Inc.*	19,900	102,684
S&T Bancorp, Inc.	21,157	625,824
Sandy Spring Bancorp, Inc.	26,748	1,201,520
Seacoast Banking Corp. of Florida	32,300	1,131,146
ServisFirst Bancshares, Inc.	25,400	2,420,366
Sierra Bancorp	6,266	156,525
Silvergate Capital Corp., Class A*	14,200	2,138,094
Simmons First National Corp., Class A	62,828	1,647,350
SmartFinancial, Inc.	100	2,558
South Plains Financial, Inc.	1,000	26,580
Southern First Bancshares, Inc.*	2,900	147,436
Southside Bancshares, Inc.	16,189	660,997
SouthState Corp.	43,466	3,546,391
Spirit of Texas Bancshares, Inc.	700	18,396
Stock Yards Bancorp, Inc.	12,250	648,025
Summit Financial Group, Inc.	4,900	125,391
Texas Capital Bancshares, Inc.*	29,400	1,684,914
Tompkins Financial Corp.	8,400	657,468
Towne Bank	43,921	1,314,995
TriCo Bancshares	22,112	885,143
TriState Capital Holdings, Inc.*	8,700	289,101
Triumph Bancorp, Inc.*	12,300	1,156,446
Trustmark Corp.	38,880	1,181,563
UMB Financial Corp.	25,618	2,489,045
United Bankshares, Inc.	66,864	2,332,216
United Community Banks, Inc.	51,400	1,788,720
Univest Financial Corp.	11,225	300,381
Valley National Bancorp	197,286	2,568,664
Veritex Holdings, Inc.	29,970	1,143,955
Washington Trust Bancorp, Inc.	8,100	425,250
WesBanco, Inc.	42,567	1,462,602
West BanCorp, Inc.	7,600	206,796
Westamerica Bancorp	14,274	863,577

		123,057,648

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	28,900	1,137,215
AssetMark Financial Holdings, Inc.*	4,100	91,225
Associated Capital Group, Inc., Class A	3,600	150,876
B Riley Financial, Inc.	10,374	725,765
BGC Partners, Inc., Class A	176,900	778,360
Blucora, Inc.*	17,800	347,990
Brightsphere Investment Group, Inc.	16,700	404,975
Cohen & Steers, Inc.	11,909	1,022,864
Cowen, Inc., Class A	7,750	210,025
Diamond Hill Investment Group, Inc.	813	152,275
Donnelley Financial Solutions, Inc.*	15,900	528,834
Federated Hermes, Inc.	54,400	1,852,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Focus Financial Partners, Inc., Class A*	30,224	$1,382,446
GAMCO Investors, Inc., Class A	6,200	137,082
Greenhill & Co., Inc.	8,500	131,495
Hamilton Lane, Inc., Class A	17,000	1,313,930
Houlihan Lokey, Inc.	29,000	2,546,200
Moelis & Co., Class A	29,200	1,370,940
Open Lending Corp., Class A*	54,100	1,023,031
Oppenheimer Holdings, Inc., Class A	400	17,432
Piper Sandler Cos	8,400	1,102,500
PJT Partners, Inc., Class A	12,900	814,248
Pzena Investment Management, Inc., Class A	14,411	115,576
Sculptor Capital Management, Inc.	8,400	117,012
StepStone Group, Inc., Class A	19,400	641,364
StoneX Group, Inc.*	8,700	645,801
Virtus Investment Partners, Inc.	4,078	978,679
WisdomTree Investments, Inc.(x)	44,600	261,802

		20,002,806

Consumer Finance (0.8%)
Atlanticus Holdings Corp.*	800	41,432
Curo Group Holdings Corp.(x)	19,400	253,170
Encore Capital Group, Inc.*	15,700	984,861
Enova International, Inc.*	16,213	615,608
EZCORP, Inc., Class A*	10,996	66,416
FirstCash Holdings, Inc.	23,735	1,669,520
Green Dot Corp., Class A*	32,600	895,848
LendingClub Corp.*	49,700	784,266
LendingTree, Inc.*	6,100	729,987
Navient Corp.	86,300	1,470,552
Nelnet, Inc., Class A	11,669	991,748
Oportun Financial Corp.*	1,400	20,104
PRA Group, Inc.*	29,048	1,309,484
PROG Holdings, Inc.*	37,400	1,075,998
Regional Management Corp.	3,500	169,995
World Acceptance Corp.*	2,481	475,955

		11,554,944

Diversified Financial Services (0.1%)
Alerus Financial Corp.	1,000	27,640
Banco Latinoamericano de Comercio Exterior SA, Class E	10,181	158,620
Cannae Holdings, Inc.*	49,100	1,174,472

		1,360,732

Insurance (1.9%)
Ambac Financial Group, Inc.*	13,600	141,440
American Equity Investment Life Holding Co.	49,793	1,987,239
American National Group, Inc.	3,900	737,451
AMERISAFE, Inc.	11,000	546,370
Argo Group International Holdings Ltd.	19,085	787,829
Bright Health Group, Inc.(x)*	11,500	22,195
BRP Group, Inc., Class A*	19,100	512,453
Citizens, Inc.(x)*	25,549	108,328
CNO Financial Group, Inc.	60,901	1,528,006
Crawford & Co., Class A	300	2,268
Donegal Group, Inc., Class A	7,244	97,142
eHealth, Inc.*	7,800	96,798
Employers Holdings, Inc.	19,801	812,237
Enstar Group Ltd.*	6,588	1,720,456
Genworth Financial, Inc., Class A*	286,600	1,083,348
Goosehead Insurance, Inc., Class A	9,200	722,844
Greenlight Capital Re Ltd., Class A*	13,593	96,102
HCI Group, Inc.	1,300	88,634
Heritage Insurance Holdings, Inc.	9,300	66,402
Horace Mann Educators Corp.	23,137	967,821
Investors Title Co.	600	121,926
James River Group Holdings Ltd.	16,900	418,106
Kinsale Capital Group, Inc.	10,500	2,394,210
MBIA, Inc.*	33,200	510,948
National Western Life Group, Inc., Class A	500	105,200
NI Holdings, Inc.*	1,600	27,136
Palomar Holdings, Inc.*	10,600	678,294
ProAssurance Corp.	29,900	803,712
RLI Corp.	21,996	2,433,417
Safety Insurance Group, Inc.	8,375	760,869
Selective Insurance Group, Inc.	32,832	2,933,868
Selectquote, Inc.*	47,277	131,903
SiriusPoint Ltd.*	33,400	249,832
Stewart Information Services Corp.	12,727	771,383
Tiptree, Inc.	9,900	127,215
Trupanion, Inc.*	19,900	1,773,488
United Fire Group, Inc.	8,264	256,762
United Insurance Holdings Corp.	13,200	43,692
Universal Insurance Holdings, Inc.	8,200	110,618

		26,777,942

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	1,205,043
Arbor Realty Trust, Inc. (REIT)	73,100	1,247,086
ARMOUR Residential REIT, Inc. (REIT)(x)	16,500	138,600
Blackstone Mortgage Trust, Inc. (REIT), Class A	79,900	2,540,021
BrightSpire Capital, Inc. (REIT)	31,100	287,675
Broadmark Realty Capital, Inc. (REIT)	74,700	646,155
Chimera Investment Corp. (REIT)	111,400	1,341,256
Ellington Financial, Inc. (REIT)	27,300	484,575
Franklin BSP Realty Trust, Inc. (REIT)	9,843	137,605
Granite Point Mortgage Trust, Inc. (REIT)	19,300	214,616
Great Ajax Corp. (REIT)(x)	10,528	123,493
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	40,900	1,939,887
Invesco Mortgage Capital, Inc. (REIT)(x)	57,993	132,224
KKR Real Estate Finance Trust, Inc. (REIT)	6,800	140,148
Ladder Capital Corp. (REIT)	65,148	773,307
MFA Financial, Inc. (REIT)	263,500	1,061,905
New York Mortgage Trust, Inc. (REIT)	217,000	792,050
PennyMac Mortgage Investment Trust (REIT)	50,745	857,083
Ready Capital Corp. (REIT)	27,156	408,969
Redwood Trust, Inc. (REIT)	54,691	575,896
TPG RE Finance Trust, Inc. (REIT)	23,800	281,078
Two Harbors Investment Corp. (REIT)	159,000	879,270

		16,207,942

Thrifts & Mortgage Finance (1.5%)
Axos Financial, Inc.*	34,600	1,605,094
Bridgewater Bancshares, Inc.*	4,200	70,056
Capitol Federal Financial, Inc.	78,900	858,432
Columbia Financial, Inc.*	19,400	417,294
Essent Group Ltd.	63,000	2,596,230
Federal Agricultural Mortgage Corp., Class C	3,700	401,376
Flagstar Bancorp, Inc.	29,400	1,246,560
Hingham Institution For Savings (The)	600	205,920
Home Bancorp, Inc.	3,800	155,002
Kearny Financial Corp.	60,911	784,533

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Luther Burbank Corp.	9,700	$128,913
Merchants Bancorp	3,750	102,675
Mr Cooper Group, Inc.*	31,388	1,433,490
NMI Holdings, Inc., Class A*	46,600	960,892
Northfield Bancorp, Inc.	12,183	174,948
PCSB Financial Corp.	800	15,288
PennyMac Financial Services, Inc.	18,300	973,560
Provident Financial Services, Inc.	40,315	943,371
Radian Group, Inc.	103,400	2,296,514
Southern Missouri Bancorp, Inc.	3,700	184,815
TrustCo Bank Corp.	6,690	213,612
Walker & Dunlop, Inc.	15,945	2,063,602
Washington Federal, Inc.	45,100	1,480,182
Waterstone Financial, Inc.	9,600	185,664
WSFS Financial Corp.	35,045	1,633,798

		21,131,821

Total Financials		220,093,835

Health Care (16.4%)
Biotechnology (6.6%)
2seventy bio, Inc.(x)*	11,633	198,459
4D Molecular Therapeutics, Inc.(x)*	2,900	43,848
89bio, Inc.(x)*	4,300	16,211
ACADIA Pharmaceuticals, Inc.*	62,200	1,506,484
Acumen Pharmaceuticals, Inc.*	1,000	3,910
Adagio Therapeutics, Inc.(x)*	10,700	48,792
Adicet Bio, Inc.*	1,700	33,949
Adverum Biotechnologies, Inc.(x)*	65,700	86,067
Aeglea BioTherapeutics, Inc.*	11,500	26,450
Affimed NV*	61,000	266,570
Agenus, Inc.*	72,200	177,612
Agios Pharmaceuticals, Inc.(x)*	32,000	931,520
Akebia Therapeutics, Inc.*	108,935	78,204
Akero Therapeutics, Inc.*	11,300	160,347
Akouos, Inc.(x)*	3,700	17,575
Alaunos Therapeutics, Inc.(x)*	112,425	73,346
Albireo Pharma, Inc.*	12,400	369,892
Aldeyra Therapeutics, Inc.*	7,600	33,782
Alector, Inc.*	26,800	381,900
Aligos Therapeutics, Inc.*	3,100	6,665
Alkermes plc*	83,300	2,191,623
Allakos, Inc.*	18,100	103,170
Allogene Therapeutics, Inc.*	28,051	255,545
Allovir, Inc.*	8,900	60,075
Alpine Immune Sciences, Inc.(x)*	1,600	14,352
Altimmune, Inc.*	23,000	140,070
ALX Oncology Holdings, Inc.(x)*	9,400	158,860
Amicus Therapeutics, Inc.*	145,700	1,379,779
AnaptysBio, Inc.*	14,000	346,360
Anavex Life Sciences Corp.(x)*	32,200	396,382
Anika Therapeutics, Inc.*	11,100	278,721
Annexon, Inc.*	6,400	17,472
Apellis Pharmaceuticals, Inc.*	39,700	2,017,157
Applied Molecular Transport, Inc.(x)*	11,900	89,488
Applied Therapeutics, Inc.(x)*	5,300	11,183
AquaBounty Technologies, Inc.(x)*	11,500	21,505
Arbutus Biopharma Corp.(x)*	14,100	42,018
Arcturus Therapeutics Holdings, Inc.(x)*	12,200	328,912
Arcus Biosciences, Inc.*	17,700	558,612
Arcutis Biotherapeutics, Inc.*	11,000	211,860
Ardelyx, Inc.*	50,000	53,500
Arrowhead Pharmaceuticals, Inc.*	57,500	2,644,425
Atara Biotherapeutics, Inc.*	33,500	311,215
Athenex, Inc.(x)*	48,900	40,562
Athersys, Inc.(x)*	154,600	93,610
Atossa Therapeutics, Inc.(x)*	65,800	82,250
Atreca, Inc., Class A(x)*	12,600	39,942
Avalo Therapeutics, Inc.(x)*	19,200	13,914
Avid Bioservices, Inc.*	26,500	539,805
Avidity Biosciences, Inc.*	7,000	129,290
Avita Medical, Inc.(x)*	1,900	16,112
Avrobio, Inc.*	17,200	22,704
Beam Therapeutics, Inc.*	24,400	1,398,120
Beyondspring, Inc.(x)*	16,200	35,640
BioAtla, Inc.*	9,400	47,000
BioCryst Pharmaceuticals, Inc.*	95,400	1,551,204
Biohaven Pharmaceutical Holding Co. Ltd.*	27,400	3,248,818
Biomea Fusion, Inc.(x)*	1,000	4,460
Bioxcel Therapeutics, Inc.(x)*	9,500	198,645
Black Diamond Therapeutics, Inc.*	17,700	49,029
Bluebird Bio, Inc.*	35,100	170,235
Blueprint Medicines Corp.*	30,500	1,948,340
Bolt Biotherapeutics, Inc.(x)*	2,000	5,480
Bridgebio Pharma, Inc.(x)*	56,351	571,963
Brooklyn ImmunoTherapeutics, Inc.(x)*	25,700	52,685
C4 Therapeutics, Inc.*	17,900	434,254
Cardiff Oncology, Inc.(x)*	4,100	10,168
CareDx, Inc.*	26,900	995,031
Caribou Biosciences, Inc.*	5,300	48,654
Catalyst Pharmaceuticals, Inc.*	74,800	620,092
Celcuity, Inc.(x)*	800	7,480
Celldex Therapeutics, Inc.*	20,300	691,418
CEL-SCI Corp.(x)*	20,800	81,744
Century Therapeutics, Inc.(x)*	1,000	12,590
Cerevel Therapeutics Holdings, Inc.*	20,300	710,703
ChemoCentryx, Inc.*	29,300	734,551
Chimerix, Inc.*	45,200	207,016
Chinook Therapeutics, Inc.*	17,160	280,738
Clene, Inc.(x)*	1,500	5,910
Clovis Oncology, Inc.(x)*	114,800	231,896
Codiak Biosciences, Inc.*	1,200	7,524
Cogent Biosciences, Inc.(x)*	3,200	23,968
Coherus Biosciences, Inc.*	41,500	535,765
Cortexyme, Inc.(x)*	14,600	90,374
Crinetics Pharmaceuticals, Inc.*	15,700	344,615
Cue Biopharma, Inc.*	18,500	90,280
Cullinan Oncology, Inc.(x)*	9,700	101,559
Curis, Inc.*	39,200	93,296
Cyteir Therapeutics, Inc.(x)*	800	3,016
Cytokinetics, Inc.*	40,200	1,479,762
CytomX Therapeutics, Inc.*	37,200	99,324
Day One Biopharmaceuticals, Inc.(x)*	600	5,952
Deciphera Pharmaceuticals, Inc.*	21,700	201,159
Denali Therapeutics, Inc.*	47,200	1,518,424
DermTech, Inc.(x)*	12,200	179,096
Design Therapeutics, Inc.(x)*	3,000	48,450
Dynavax Technologies Corp.(x)*	53,050	575,062
Dyne Therapeutics, Inc.(x)*	4,400	42,416
Eagle Pharmaceuticals, Inc.*	6,200	306,838
Editas Medicine, Inc.(x)*	32,200	612,444
Eiger BioPharmaceuticals, Inc.*	9,300	77,190
Emergent BioSolutions, Inc.*	24,900	1,022,394
Enanta Pharmaceuticals, Inc.*	8,900	633,502
Epizyme, Inc.*	45,900	52,785
Erasca, Inc.(x)*	3,800	32,680
Evelo Biosciences, Inc.(x)*	7,000	23,730
Exagen, Inc.(x)*	900	7,227
Fate Therapeutics, Inc.*	40,500	1,570,185
FibroGen, Inc.*	48,500	582,970
Finch Therapeutics Group, Inc.(x)*	1,100	5,533
Foghorn Therapeutics, Inc.(x)*	1,400	21,322
Forma Therapeutics Holdings, Inc.*	16,200	150,660
Forte Biosciences, Inc.(x)*	1,300	1,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fortress Biotech, Inc.(x)*	16,400	$22,304
Frequency Therapeutics, Inc.*	21,200	44,944
G1 Therapeutics, Inc.(x)*	19,200	145,920
Gemini Therapeutics, Inc.(x)*	6,100	8,479
Generation Bio Co.*	21,987	161,385
Geron Corp.(x)*	340,211	462,687
Global Blood Therapeutics, Inc.*	31,100	1,077,304
Gossamer Bio, Inc.*	29,300	254,324
Graphite Bio, Inc.(x)*	2,500	12,750
Greenwich Lifesciences, Inc.(x)*	1,500	29,430
Gritstone bio, Inc.(x)*	28,700	118,244
GT Biopharma, Inc.(x)*	3,900	11,232
Halozyme Therapeutics, Inc.*	71,935	2,868,768
Harpoon Therapeutics, Inc.(x)*	9,900	49,203
Heron Therapeutics, Inc.(x)*	53,900	308,308
Homology Medicines, Inc.*	27,400	83,296
Hookipa Pharma, Inc.(x)*	9,000	20,520
Humanigen, Inc.*	12,500	37,625
iBio, Inc.(x)*	136,700	58,535
Icosavax, Inc.(x)*	1,000	7,040
Ideaya Biosciences, Inc.*	9,700	108,543
IGM Biosciences, Inc.(x)*	5,200	138,996
Imago Biosciences, Inc.(x)*	1,100	21,197
Immuneering Corp., Class A(x)*	700	4,529
Immunic, Inc.(x)*	5,300	59,890
ImmunityBio, Inc.(x)*	28,700	161,007
ImmunoGen, Inc.*	126,168	600,560
Immunovant, Inc.*	43,200	238,032
Impel Neuropharma, Inc.(x)*	600	3,822
Infinity Pharmaceuticals, Inc.(x)*	16,200	18,468
Inhibrx, Inc.*	14,100	314,148
Inovio Pharmaceuticals, Inc.(x)*	137,700	494,343
Inozyme Pharma, Inc.(x)*	1,300	5,317
Insmed, Inc.*	58,700	1,379,450
Instil Bio, Inc.(x)*	6,800	73,100
Intellia Therapeutics, Inc.*	35,000	2,543,450
Intercept Pharmaceuticals, Inc.(x)*	16,500	268,455
Ironwood Pharmaceuticals, Inc.*	106,400	1,338,512
iTeos Therapeutics, Inc.*	11,400	366,852
IVERIC bio, Inc.*	53,000	891,990
Janux Therapeutics, Inc.*	900	12,906
Jounce Therapeutics, Inc.*	32,800	222,712
KalVista Pharmaceuticals, Inc.*	7,500	110,550
Karuna Therapeutics, Inc.*	11,600	1,470,764
Karyopharm Therapeutics, Inc.(x)*	42,400	312,488
Keros Therapeutics, Inc.*	7,200	391,536
Kezar Life Sciences, Inc.*	27,300	453,726
Kiniksa Pharmaceuticals Ltd., Class A(x)*	23,300	231,602
Kinnate Biopharma, Inc.(x)*	2,000	22,520
Kodiak Sciences, Inc.*	17,900	138,188
Kronos Bio, Inc.*	20,100	145,323
Krystal Biotech, Inc.*	13,500	898,290
Kura Oncology, Inc.*	30,800	495,264
Kymera Therapeutics, Inc.*	15,000	634,800
Lexicon Pharmaceuticals, Inc.*	50,411	105,359
Ligand Pharmaceuticals, Inc.*	9,726	1,094,078
Lineage Cell Therapeutics, Inc.(x)*	17,000	26,180
Lyell Immunopharma, Inc.(x)*	75,309	380,310
MacroGenics, Inc.*	34,900	307,469
Madrigal Pharmaceuticals, Inc.*	6,600	647,592
Magenta Therapeutics, Inc.(x)*	12,900	37,410
MannKind Corp.(x)*	120,800	444,544
MEI Pharma, Inc.*	6,500	3,916
MeiraGTx Holdings plc*	14,800	204,980
Mersana Therapeutics, Inc.*	31,800	126,882
MiMedx Group, Inc.*	57,600	271,296
Mirum Pharmaceuticals, Inc.*	10,400	229,008
Molecular Templates, Inc.(x)*	22,200	76,590
Monte Rosa Therapeutics, Inc.(x)*	1,500	21,030
Morphic Holding, Inc.*	10,700	429,605
Mustang Bio, Inc.*	35,500	35,855
Myriad Genetics, Inc.*	39,400	992,880
Neoleukin Therapeutics, Inc.*	8,200	15,416
NexImmune, Inc.(x)*	400	1,684
Nkarta, Inc.(x)*	13,600	154,768
Nurix Therapeutics, Inc.*	16,300	228,363
Nuvalent, Inc., Class A(x)*	900	12,501
Ocugen, Inc.(x)*	95,900	316,470
Olema Pharmaceuticals, Inc.(x)*	9,100	38,766
Omega Therapeutics, Inc.(x)*	600	3,744
Oncocyte Corp.(x)*	4,900	7,301
Oncorus, Inc.(x)*	1,200	2,136
Oncternal Therapeutics, Inc.*	9,000	12,510
OPKO Health, Inc.(x)*	232,400	799,456
Organogenesis Holdings, Inc.*	33,700	256,794
ORIC Pharmaceuticals, Inc.*	19,500	104,130
Outlook Therapeutics, Inc.(x)*	8,500	15,130
Oyster Point Pharma, Inc.(x)*	5,400	62,856
Passage Bio, Inc.*	14,300	44,330
PDL BioPharma, Inc.(r)(x)*	111,727	184,006
PMV Pharmaceuticals, Inc.(x)*	7,900	164,478
Portage Biotech, Inc.(x)*	400	2,628
Poseida Therapeutics, Inc.*	3,000	13,440
Praxis Precision Medicines, Inc.(x)*	6,000	61,260
Precigen, Inc.(x)*	56,000	118,160
Precision BioSciences, Inc.*	29,900	92,092
Prelude Therapeutics, Inc.(x)*	16,200	111,780
Prometheus Biosciences, Inc.(x)*	15,200	573,952
Protagonist Therapeutics, Inc.*	21,400	506,752
Prothena Corp. plc*	17,700	647,289
PTC Therapeutics, Inc.*	39,200	1,462,552
Puma Biotechnology, Inc.*	28,900	83,232
Radius Health, Inc.*	25,600	226,048
Rallybio Corp.(x)*	800	5,584
RAPT Therapeutics, Inc.*	19,100	420,009
Recursion Pharmaceuticals, Inc., Class A(x)*	58,581	419,440
REGENXBIO, Inc.*	22,900	760,051
Relay Therapeutics, Inc.*	35,500	1,062,515
Reneo Pharmaceuticals, Inc.(x)*	900	2,646
Replimune Group, Inc.*	11,200	190,176
REVOLUTION Medicines, Inc.*	30,800	785,708
Rhythm Pharmaceuticals, Inc.*	22,700	261,504
Rigel Pharmaceuticals, Inc.*	102,340	305,997
Rocket Pharmaceuticals, Inc.*	18,900	299,754
Rubius Therapeutics, Inc.*	34,300	188,993
Sana Biotechnology, Inc.(x)*	43,800	361,788
Sangamo Therapeutics, Inc.*	56,900	330,589
Scholar Rock Holding Corp.*	14,100	181,749
Selecta Biosciences, Inc.*	44,900	55,227
Sensei Biotherapeutics, Inc.*	700	1,617
Seres Therapeutics, Inc.*	47,200	336,064
Sesen Bio, Inc.(x)*	77,400	46,649
Shattuck Labs, Inc.*	4,100	17,466
Sigilon Therapeutics, Inc.*	3,000	4,410
Silverback Therapeutics, Inc.*	4,700	16,497
Solid Biosciences, Inc.(x)*	29,200	35,040
Sorrento Therapeutics, Inc.(x)*	135,400	315,482
Spectrum Pharmaceuticals, Inc.*	105,665	136,308
Spero Therapeutics, Inc.(x)*	6,328	55,054
SpringWorks Therapeutics, Inc.*	15,200	857,888
Spruce Biosciences, Inc.(x)*	800	1,608
SQZ Biotechnologies Co.(x)*	2,300	11,063
Stoke Therapeutics, Inc.*	9,000	189,450
Summit Therapeutics, Inc.(x)*	2,700	6,615
Surface Oncology, Inc.*	12,600	37,044
Sutro Biopharma, Inc.*	12,300	101,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Syndax Pharmaceuticals, Inc.*	17,400	$302,412
Syros Pharmaceuticals, Inc.(x)*	41,400	49,266
Talaris Therapeutics, Inc.(x)*	1,900	18,696
Taysha Gene Therapies, Inc.(x)*	3,000	19,560
TCR2 Therapeutics, Inc.*	17,700	48,852
Tenaya Therapeutics, Inc.(x)*	1,000	11,780
TG Therapeutics, Inc.*	62,900	598,179
Tonix Pharmaceuticals Holding Corp.(x)*	101,700	23,411
Travere Therapeutics, Inc.*	27,600	711,252
Trevena, Inc.(x)*	21,200	11,658
Turning Point Therapeutics, Inc.*	23,783	638,573
Twist Bioscience Corp.*	25,712	1,269,659
UroGen Pharma Ltd.(x)*	11,900	103,649
Vanda Pharmaceuticals, Inc.*	34,800	393,588
Vaxart, Inc.(x)*	43,700	220,248
Vaxcyte, Inc.*	21,600	521,640
VBI Vaccines, Inc.(x)*	99,700	165,502
Veracyte, Inc.*	32,400	893,268
Verastem, Inc.*	60,500	85,305
Vericel Corp.*	22,000	840,840
Verve Therapeutics, Inc.(x)*	18,500	422,170
Viking Therapeutics, Inc.(x)*	42,800	128,400
Vincerx Pharma, Inc.*	1,500	6,000
Vir Biotechnology, Inc.*	36,800	946,496
Viracta Therapeutics, Inc.(x)*	3,900	18,564
VistaGen Therapeutics, Inc.(x)*	19,900	24,676
Vor BioPharma, Inc.(x)*	1,900	11,476
Werewolf Therapeutics, Inc.(x)*	1,100	4,840
XBiotech, Inc.(x)	15,800	136,512
Xencor, Inc.*	32,400	864,432
XOMA Corp.(x)*	800	22,384
Y-mAbs Therapeutics, Inc.(x)*	17,400	206,712
Zentalis Pharmaceuticals, Inc.*	16,154	745,345

		92,346,392

Health Care Equipment & Supplies (3.5%)
Accelerate Diagnostics, Inc.(x)*	23,900	34,416
Accuray, Inc.*	68,547	226,891
Acutus Medical, Inc.(x)*	5,600	7,784
Alphatec Holdings, Inc.*	51,000	586,500
AngioDynamics, Inc.*	18,900	407,106
Apyx Medical Corp.(x)*	4,400	28,732
Artivion, Inc.*	18,168	388,432
Asensus Surgical, Inc.(x)*	117,000	73,336
Aspira Women’s Health, Inc.(x)*	25,600	26,624
AtriCure, Inc.*	27,900	1,832,193
Atrion Corp.	900	641,700
Avanos Medical, Inc.*	26,400	884,400
Axogen, Inc.*	26,200	208,028
Axonics, Inc.*	21,600	1,352,160
BioLife Solutions, Inc.*	8,500	193,205
Bioventus, Inc., Class A*	4,362	61,504
Butterfly Network, Inc.(x)*	92,800	441,728
Cardiovascular Systems, Inc.*	18,400	415,840
Cerus Corp.*	94,100	516,609
ClearPoint Neuro, Inc.(x)*	3,600	37,476
CONMED Corp.	15,887	2,360,014
CryoPort, Inc.*	19,400	677,254
Cutera, Inc.*	8,900	614,100
CytoSorbents Corp.(x)*	25,400	81,026
DarioHealth Corp.(x)*	3,100	18,104
Eargo, Inc.(x)*	7,300	38,617
Glaukos Corp.*	23,122	1,336,914
Haemonetics Corp.*	26,200	1,656,364
Heska Corp.*	5,000	691,400
Inari Medical, Inc.*	17,599	1,595,173
Inogen, Inc.*	9,400	304,748
Integer Holdings Corp.*	17,618	1,419,482
Intersect ENT, Inc.*	17,600	492,976
Invacare Corp.*	32,800	46,248
iRadimed Corp.	4,900	219,716
iRhythm Technologies, Inc.*	16,100	2,535,267
Lantheus Holdings, Inc.*	35,000	1,935,850
LeMaitre Vascular, Inc.	9,300	432,171
LivaNova plc*	28,000	2,291,240
Meridian Bioscience, Inc.*	25,777	669,171
Merit Medical Systems, Inc.*	26,107	1,736,638
Mesa Laboratories, Inc.	2,400	611,712
Natus Medical, Inc.*	19,500	512,460
Neogen Corp.*	61,244	1,888,765
Neuronetics, Inc.*	3,600	10,908
NeuroPace, Inc.(x)*	1,200	9,852
Nevro Corp.*	19,500	1,410,435
NuVasive, Inc.*	28,609	1,622,130
OraSure Technologies, Inc.*	31,286	212,119
Ortho Clinical Diagnostics Holdings plc*	61,134	1,140,760
Orthofix Medical, Inc.*	10,000	327,000
OrthoPediatrics Corp.*	5,800	313,142
Outset Medical, Inc.*	23,700	1,075,980
PAVmed, Inc.(x)*	48,200	63,624
Pulmonx Corp.(x)*	13,100	325,011
Pulse Biosciences, Inc.(x)*	13,761	66,879
Quotient Ltd.(x)*	22,000	26,400
Retractable Technologies, Inc.(x)*	13,900	66,025
SeaSpine Holdings Corp.*	15,100	183,616
Senseonics Holdings, Inc.(x)*	215,800	425,126
Shockwave Medical, Inc.*	17,623	3,654,305
SI-BONE, Inc.*	13,400	302,840
Sientra, Inc.(x)*	48,400	107,448
Sight Sciences, Inc.(x)*	2,000	23,120
Silk Road Medical, Inc.*	18,400	759,736
STAAR Surgical Co.*	24,800	1,981,768
Stereotaxis, Inc.*	11,400	42,522
Surmodics, Inc.*	7,821	354,526
Tactile Systems Technology, Inc.*	8,700	175,392
Talis Biomedical Corp.(x)*	3,200	4,512
TransMedics Group, Inc.*	9,600	258,624
Treace Medical Concepts, Inc.*	4,800	90,768
Utah Medical Products, Inc.	2,600	233,636
Vapotherm, Inc.(x)*	11,900	165,410
Varex Imaging Corp.*	21,700	461,993
ViewRay, Inc.*	96,300	377,496
Zynex, Inc.(x)	19,900	123,977

		48,927,154

Health Care Providers & Services (3.2%)
1Life Healthcare, Inc.*	60,600	671,448
Accolade, Inc.*	26,096	458,246
AdaptHealth Corp.*	40,997	657,182
Addus HomeCare Corp.*	7,100	662,359
Agiliti, Inc.*	8,000	168,800
Alignment Healthcare, Inc.*	40,300	452,569
AMN Healthcare Services, Inc.*	27,400	2,858,642
Apollo Medical Holdings, Inc.(x)*	18,800	911,236
Aveanna Healthcare Holdings, Inc.*	16,600	56,606
Biodesix, Inc.(x)*	1,000	1,690
Brookdale Senior Living, Inc.*	105,100	740,955
Castle Biosciences, Inc.*	11,100	497,946
Community Health Systems, Inc.*	64,500	765,615
CorVel Corp.*	4,600	774,824
Covetrus, Inc.*	64,600	1,084,634
Cross Country Healthcare, Inc.*	28,895	626,155
Ensign Group, Inc. (The)	29,000	2,610,290
Fulgent Genetics, Inc.*	10,400	649,064
Hanger, Inc.*	20,600	377,598
HealthEquity, Inc.*	43,400	2,926,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
InfuSystem Holdings, Inc.*	1,900	$18,620
Innovage Holding Corp.(x)*	12,500	80,250
Invitae Corp.*	104,100	829,677
Joint Corp. (The)*	5,300	187,567
LHC Group, Inc.*	17,307	2,917,960
LifeStance Health Group, Inc.(x)*	9,100	92,001
MEDNAX, Inc.*	48,100	1,129,388
ModivCare, Inc.*	6,823	787,306
National HealthCare Corp.	7,300	512,679
National Research Corp.	7,625	302,331
Ontrak, Inc.(x)*	8,800	19,932
Option Care Health, Inc.*	76,075	2,172,702
Owens & Minor, Inc.	37,000	1,628,740
Patterson Cos., Inc.	46,100	1,492,257
Pennant Group, Inc. (The)*	14,400	268,272
PetIQ, Inc.*	9,900	241,560
Privia Health Group, Inc.*	21,300	569,349
Progyny, Inc.*	32,800	1,685,920
R1 RCM, Inc.*	68,300	1,827,708
RadNet, Inc.*	24,900	557,013
Select Medical Holdings Corp.	59,703	1,432,275
Sharps Compliance Corp.(x)*	4,700	27,730
SOC Telemed, Inc.(x)*	9,300	27,807
Surgery Partners, Inc.*	16,500	908,325
Tenet Healthcare Corp.*	58,600	5,037,256
Tivity Health, Inc.*	33,501	1,077,727
US Physical Therapy, Inc.	7,007	696,846
Viemed Healthcare, Inc.(x)*	7,800	38,844

		44,520,797

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.*	72,600	1,634,952
American Well Corp., Class A*	101,100	425,631
Computer Programs and Systems, Inc.*	10,002	344,569
Convey Health Solutions Holdings, Inc.*	1,100	7,194
Evolent Health, Inc., Class A*	37,900	1,224,170
Forian, Inc.(x)*	1,800	12,528
Health Catalyst, Inc.*	23,200	606,216
HealthStream, Inc.*	13,000	258,960
iCAD, Inc.*	3,900	17,394
Inspire Medical Systems, Inc.*	15,200	3,901,688
Multiplan Corp.(x)*	165,600	775,008
NantHealth, Inc.(x)*	11,300	8,516
NextGen Healthcare, Inc.*	30,476	637,253
Omnicell, Inc.*	23,355	3,024,239
OptimizeRx Corp.*	8,700	328,077
Phreesia, Inc.*	24,800	653,728
Schrodinger, Inc.*	23,495	801,649
Simulations Plus, Inc.	6,900	351,762
Tabula Rasa HealthCare, Inc.(x)*	9,700	55,872

		15,069,406

Life Sciences Tools & Services (0.5%)
Absci Corp.(x)*	2,200	18,546
Akoya Biosciences, Inc.(x)*	2,200	24,178
Alpha Teknova, Inc.*	700	9,667
Berkeley Lights, Inc.*	24,800	176,328
Bionano Genomics, Inc.(x)*	146,100	376,938
ChromaDex Corp.(x)*	22,000	54,120
Codexis, Inc.*	28,500	587,670
Cytek Biosciences, Inc.(x)*	49,535	533,987
Fluidigm Corp.(x)*	55,600	199,604
Harvard Bioscience, Inc.*	5,500	34,155
Inotiv, Inc.(x)*	3,800	99,484
MaxCyte, Inc.(x)*	6,000	41,940
Medpace Holdings, Inc.*	15,700	2,568,363
NanoString Technologies, Inc.*	21,900	761,025
NeoGenomics, Inc.*	58,200	707,130
Pacific Biosciences of California, Inc.*	97,600	888,160
Personalis, Inc.*	15,700	128,583
Quanterix Corp.*	12,900	376,551
Rapid Micro Biosystems, Inc., Class A*	900	6,111
Seer, Inc.(x)*	21,100	321,564
Singular Genomics Systems, Inc.(x)*	1,100	6,941

		7,921,045

Pharmaceuticals (1.5%)
9 Meters Biopharma, Inc.(x)*	37,700	22,594
Aclaris Therapeutics, Inc.(x)*	14,900	256,876
Aerie Pharmaceuticals, Inc.*	31,500	286,650
Amneal Pharmaceuticals, Inc.*	71,166	296,762
Amphastar Pharmaceuticals, Inc.*	20,500	735,950
Ampio Pharmaceuticals, Inc.(x)*	19,500	9,165
Angion Biomedica Corp.(x)*	1,000	2,120
ANI Pharmaceuticals, Inc.*	6,850	192,554
Antares Pharma, Inc.*	79,400	325,540
Arvinas, Inc.*	23,000	1,547,900
Atea Pharmaceuticals, Inc.*	33,500	241,870
Athira Pharma, Inc.(x)*	27,500	371,250
Axsome Therapeutics, Inc.(x)*	18,800	778,132
Cara Therapeutics, Inc.*	25,500	309,825
Cassava Sciences, Inc.(x)*	17,700	657,378
Citius Pharmaceuticals, Inc.(x)*	118,200	211,578
Collegium Pharmaceutical, Inc.*	21,600	439,776
Corcept Therapeutics, Inc.*	44,400	999,888
CorMedix, Inc.(x)*	8,900	48,772
Cymabay Therapeutics, Inc.*	66,700	207,437
Durect Corp.(x)*	18,700	12,527
Edgewise Therapeutics, Inc.(x)*	3,300	32,010
Endo International plc*	125,900	290,829
Esperion Therapeutics, Inc.(x)*	12,800	59,392
Evolus, Inc.(x)*	33,100	371,382
EyePoint Pharmaceuticals, Inc.(x)*	1,200	14,580
Fulcrum Therapeutics, Inc.*	8,800	208,120
Harmony Biosciences Holdings, Inc.*	11,500	559,475
Ikena Oncology, Inc.*	1,000	6,100
Innoviva, Inc.*	22,000	425,700
Intra-Cellular Therapies, Inc.*	40,800	2,496,552
Kala Pharmaceuticals, Inc.(x)*	55,700	76,866
Kaleido Biosciences, Inc.(x)*	5,500	9,075
KemPharm, Inc.(x)*	11,400	57,342
Landos Biopharma, Inc.*	1,300	1,917
Marinus Pharmaceuticals, Inc.(x)*	6,100	57,035
Mind Medicine MindMed, Inc.(x)*	167,300	185,703
NGM Biopharmaceuticals, Inc.*	18,400	280,600
Nuvation Bio, Inc.(x)*	80,880	425,429
Ocular Therapeutix, Inc.*	43,400	214,830
Omeros Corp.(x)*	23,300	140,033
Oramed Pharmaceuticals, Inc.*	11,700	101,205
Pacira BioSciences, Inc.*	22,400	1,709,568
Paratek Pharmaceuticals, Inc.(x)*	34,200	101,574
Phathom Pharmaceuticals, Inc.(x)*	8,300	112,963
Phibro Animal Health Corp., Class A	10,550	210,473
Pliant Therapeutics, Inc.*	13,700	96,037
Prestige Consumer Healthcare, Inc.*	30,000	1,588,200
Provention Bio, Inc.(x)*	46,400	339,648
Rain Therapeutics, Inc.(x)*	1,500	7,605
Reata Pharmaceuticals, Inc., Class A(x)*	14,300	468,468
Relmada Therapeutics, Inc.*	9,200	248,308
Revance Therapeutics, Inc.*	35,600	694,200
Seelos Therapeutics, Inc.(x)*	41,300	34,601
SIGA Technologies, Inc.*	33,500	237,515
Supernus Pharmaceuticals, Inc.*	26,600	859,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tarsus Pharmaceuticals, Inc.*	1,500	$25,230
Terns Pharmaceuticals, Inc.*	1,100	3,267
TherapeuticsMD, Inc.(x)*	248,000	94,240
Theravance Biopharma, Inc.*	34,900	333,644
Verrica Pharmaceuticals, Inc.(x)*	7,100	57,581
WaVe Life Sciences Ltd.(x)*	25,200	50,400

		21,241,953

Total Health Care		230,026,747

Industrials (15.3%)
Aerospace & Defense (0.8%)
AAR Corp.*	19,112	925,594
Aerojet Rocketdyne Holdings, Inc.*	39,500	1,554,325
AeroVironment, Inc.*	11,721	1,103,415
AerSale Corp.(x)*	2,200	34,584
Astronics Corp.*	11,800	152,574
Ducommun, Inc.*	2,800	146,692
Kaman Corp.	16,492	717,072
Kratos Defense & Security Solutions, Inc.*	61,400	1,257,472
Maxar Technologies, Inc.	39,600	1,562,616
Moog, Inc., Class A	18,453	1,620,173
National Presto Industries, Inc.	1,200	92,340
Park Aerospace Corp.	10,972	143,185
Parsons Corp.*	13,700	530,190
Triumph Group, Inc.*	27,800	702,784
Vectrus, Inc.*	1,000	35,860

		10,578,876

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	29,600	990,120
Atlas Air Worldwide Holdings, Inc.*	14,427	1,246,060
Forward Air Corp.	17,240	1,685,727
Hub Group, Inc., Class A*	19,133	1,477,259
Radiant Logistics, Inc.*	18,900	120,393

		5,519,559

Airlines (0.3%)
Allegiant Travel Co.*	7,677	1,246,668
Hawaiian Holdings, Inc.*	30,500	600,850
Mesa Air Group, Inc.*	5,200	22,880
SkyWest, Inc.*	29,600	853,960
Spirit Airlines, Inc.(x)*	50,200	1,097,874
Sun Country Airlines Holdings, Inc.*	2,300	60,214

		3,882,446

Building Products (1.2%)
AAON, Inc.	23,400	1,304,082
American Woodmark Corp.*	9,600	469,920
Apogee Enterprises, Inc.	16,000	759,360
Caesarstone Ltd.(x)	11,600	122,032
Cornerstone Building Brands, Inc.*	21,700	527,744
CSW Industrials, Inc.	8,400	987,756
Gibraltar Industries, Inc.*	18,300	785,985
Griffon Corp.	16,543	331,356
Insteel Industries, Inc.	4,300	159,057
JELD-WEN Holding, Inc.*	38,226	775,223
Masonite International Corp.*	13,600	1,209,584
PGT Innovations, Inc.*	32,500	584,350
Quanex Building Products Corp.	7,767	163,030
Resideo Technologies, Inc.*	71,900	1,713,377
Simpson Manufacturing Co., Inc.	24,019	2,619,032
UFP Industries, Inc.	34,362	2,651,372
View, Inc.(x)*	4,900	9,016
Zurn Water Solutions Corp.	61,600	2,180,640

		17,352,916

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	37,032	1,704,953
ACCO Brands Corp.	39,186	313,488
Brady Corp., Class A	26,841	1,241,933
BrightView Holdings, Inc.*	7,400	100,714
Brink’s Co. (The)	28,400	1,931,200
Casella Waste Systems, Inc., Class A*	24,900	2,182,485
CECO Environmental Corp.*	14,200	77,958
Cimpress plc*	11,300	718,567
CoreCivic, Inc. (REIT)*	66,800	746,156
Deluxe Corp.	28,261	854,613
Ennis, Inc.	5,956	110,007
GEO Group, Inc. (The) (REIT)(x)*	37,300	246,553
Harsco Corp.*	46,800	572,832
Healthcare Services Group, Inc.	39,869	740,367
Heritage-Crystal Clean, Inc.*	7,400	219,114
HNI Corp.	26,241	972,229
Interface, Inc.	9,498	128,888
KAR Auction Services, Inc.*	75,000	1,353,750
Kimball International, Inc., Class B	7,700	65,065
Matthews International Corp., Class A	18,459	597,333
MillerKnoll, Inc.	41,589	1,437,316
Montrose Environmental Group, Inc.*	11,600	613,988
NL Industries, Inc.	4,745	34,117
Pitney Bowes, Inc.	105,800	550,160
SP Plus Corp.*	4,100	128,576
Steelcase, Inc., Class A	47,972	573,266
Team, Inc.*	6,900	15,249
Tetra Tech, Inc.	27,337	4,508,965
UniFirst Corp.	8,805	1,622,585
US Ecology, Inc.*	18,031	863,324
Viad Corp.*	8,224	293,103
VSE Corp.	2,500	115,225

		25,634,079

Construction & Engineering (1.6%)
Ameresco, Inc., Class A*	14,300	1,136,850
API Group Corp.*	93,700	1,970,511
Arcosa, Inc.	27,700	1,585,825
Argan, Inc.	1,600	64,944
Comfort Systems USA, Inc.	20,943	1,864,137
Construction Partners, Inc., Class A*	14,800	387,464
Dycom Industries, Inc.*	17,616	1,678,100
EMCOR Group, Inc.	30,199	3,401,313
Fluor Corp.*	81,800	2,346,842
Granite Construction, Inc.	26,535	870,348
Great Lakes Dredge & Dock Corp.*	31,400	440,542
IES Holdings, Inc.*	3,100	124,620
Matrix Service Co.*	3,700	30,414
MYR Group, Inc.*	6,400	601,856
Northwest Pipe Co.*	200	5,090
NV5 Global, Inc.*	5,700	759,810
Primoris Services Corp.	21,800	519,276
Sterling Construction Co., Inc.*	1,500	40,200
Tutor Perini Corp.*	13,095	141,426
WillScot Mobile Mini Holdings Corp.*	106,210	4,155,997

		22,125,565

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	2,750	82,060
American Superconductor Corp.*	200	1,522
Array Technologies, Inc.*	66,300	747,201
Atkore, Inc.*	26,400	2,598,816
AZZ, Inc.	14,686	708,453
Blink Charging Co.(x)*	18,900	500,094
Bloom Energy Corp., Class A*	72,300	1,746,045
Encore Wire Corp.	11,728	1,337,813
EnerSys	25,239	1,882,072
FuelCell Energy, Inc.(x)*	160,000	921,600
GrafTech International Ltd.	88,500	851,370
Powell Industries, Inc.	2,800	54,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Preformed Line Products Co.	100	$6,342
Stem, Inc.(x)*	57,960	638,140
Thermon Group Holdings, Inc.*	8,200	132,840
TPI Composites, Inc.*	16,400	230,584
Vicor Corp.*	9,500	670,225

		13,109,553

Machinery (3.7%)
Alamo Group, Inc.	5,500	790,845
Albany International Corp., Class A	16,491	1,390,521
Altra Industrial Motion Corp.	33,731	1,313,148
Astec Industries, Inc.	10,643	457,649
Barnes Group, Inc.	29,306	1,177,808
Blue Bird Corp.*	900	16,938
Chart Industries, Inc.*	19,621	3,370,299
CIRCOR International, Inc.*	2,909	77,438
Columbus McKinnon Corp.	11,200	474,880
Desktop Metal, Inc., Class A(x)*	76,600	363,084
Douglas Dynamics, Inc.	10,900	377,031
Energy Recovery, Inc.*	21,100	424,954
Enerpac Tool Group Corp.	32,713	716,088
EnPro Industries, Inc.	13,054	1,275,767
ESCO Technologies, Inc.	14,652	1,024,468
Evoqua Water Technologies Corp.*	62,370	2,930,143
Federal Signal Corp.	34,600	1,167,750
Franklin Electric Co., Inc.	26,652	2,213,182
Gorman-Rupp Co. (The)	3,837	137,671
Greenbrier Cos., Inc. (The)	16,400	844,764
Helios Technologies, Inc.	21,150	1,697,287
Hillenbrand,Inc.	41,738	1,843,567
Hydrofarm Holdings Group, Inc.*	19,700	298,455
Hyliion Holdings Corp.(x)*	60,900	269,787
Hyster-Yale Materials Handling, Inc.	600	19,926
Ideanomics, Inc.(x)*	212,200	237,664
John Bean Technologies Corp.	18,131	2,147,980
Kadant, Inc.	6,300	1,223,397
Kennametal, Inc.	45,000	1,287,450
Lindsay Corp.	6,175	969,537
Luxfer Holdings plc	6,500	109,200
Manitowoc Co., Inc. (The)*	2,075	31,291
Meritor,Inc.*	34,435	1,224,853
Miller Industries, Inc.	3,900	109,824
Mueller Industries, Inc.	32,714	1,772,117
Mueller Water Products, Inc., Class A	90,093	1,164,001
Nikola Corp.(x)*	104,200	1,115,982
NN, Inc.*	11,100	31,968
Omega Flex, Inc.	1,100	142,857
Park-Ohio Holdings Corp.	4,300	60,501
Proto Labs, Inc.*	17,000	899,300
RBC Bearings, Inc.*	14,400	2,791,872
REV Group, Inc.	6,900	92,460
Shyft Group, Inc. (The)	15,500	559,705
SPX Corp.*	23,700	1,171,017
SPX FLOW, Inc.	22,000	1,896,840
Standex International Corp.	7,379	737,310
Tennant Co.	11,331	892,883
Terex Corp.	36,100	1,287,326
Trinity Industries, Inc.	45,100	1,549,636
Wabash National Corp.	24,300	360,612
Watts Water Technologies, Inc., Class A	16,459	2,297,512
Welbilt, Inc.*	74,000	1,757,500

		52,596,045

Marine (0.2%)
Costamare,Inc.	26,800	456,940
Matson,Inc.	21,100	2,545,082

		3,002,022

Professional Services (1.8%)
Acacia Research Corp.*	13,041	58,815
ASGN, Inc.*	29,400	3,431,274
Barrett Business Services, Inc.	1,200	92,964
CBIZ, Inc.*	27,600	1,158,372
CRA International, Inc.	2,100	176,946
Exponent,Inc.	29,492	3,186,611
First Advantage Corp.*	27,900	563,301
Forrester Research, Inc.*	4,000	225,680
Franklin Covey Co.*	5,900	266,798
Heidrick & Struggles International, Inc.	1,800	71,244
Huron Consulting Group, Inc.*	12,544	574,641
ICF International, Inc.	10,500	988,470
Insperity, Inc.	21,574	2,166,461
KBR, Inc.	71,400	3,907,722
Kelly Services, Inc., Class A	2,534	54,962
Kforce, Inc.	12,200	902,434
Korn Ferry	33,052	2,146,397
ManTech International Corp., Class A	14,241	1,227,432
Mistras Group, Inc.*	4,800	31,728
Resources Connection, Inc.	9,295	159,316
TriNet Group, Inc.*	23,000	2,262,280
TrueBlue, Inc.*	15,915	459,784
Upwork, Inc.*	60,600	1,408,344
Willdan Group, Inc.*	1,200	36,828

		25,558,804

Road & Rail (0.9%)
ArcBest Corp.	15,500	1,247,750
Avis Budget Group, Inc.*	21,102	5,556,157
Covenant Logistics Group, Inc.	2,300	49,519
Daseke, Inc.*	2,400	24,168
Heartland Express, Inc.	20,155	283,581
Marten Transport Ltd.	33,074	587,394
Saia, Inc.*	13,500	3,291,570
Universal Logistics Holdings, Inc.	2,400	48,360
Werner Enterprises, Inc.	35,366	1,450,006

		12,538,505

Trading Companies & Distributors (1.7%)
Alta Equipment Group, Inc.*	1,900	23,484
Applied Industrial Technologies, Inc.	21,088	2,164,894
Beacon Roofing Supply, Inc.*	28,976	1,717,697
Boise Cascade Co.	22,900	1,590,863
Custom Truck One Source, Inc.(x)*	3,000	25,170
DXP Enterprises, Inc.*	4,700	127,323
GATX Corp.	17,900	2,207,607
Global Industrial Co.	4,671	150,546
GMS, Inc.*	22,600	1,124,802
H&E Equipment Services, Inc.	18,000	783,360
Herc Holdings, Inc.	14,000	2,339,260
Lawson Products, Inc.*	1,200	46,248
McGrath RentCorp	13,545	1,151,054
MRC Global, Inc.*	29,400	350,154
NOW, Inc.*	43,000	474,290
Rush Enterprises, Inc., Class A	25,550	1,300,751
Rush Enterprises, Inc., Class B	5,500	265,925
Textainer Group Holdings Ltd.	30,000	1,142,100
Titan Machinery, Inc.*	500	14,130
Triton International Ltd.	34,100	2,393,138
Veritiv Corp.*	8,000	1,068,720
WESCO International, Inc.*	22,692	2,953,137
Willis Lease Finance Corp.*	300	9,657

		23,424,310

Total Industrials		215,322,680

Information Technology (13.6%)
Communications Equipment (0.7%)
ADTRAN, Inc.	14,906	275,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CalAmp Corp.*	18,600	$135,966
Calix, Inc.*	30,200	1,295,882
Casa Systems, Inc.*	23,000	103,960
Clearfield, Inc.*	6,000	391,320
Comtech Telecommunications Corp.	7,300	114,537
Digi International, Inc.*	8,400	180,768
DZS, Inc.(x)*	3,000	41,610
Extreme Networks, Inc.*	67,200	820,512
Harmonic, Inc.*	29,759	276,461
Infinera Corp.*	86,761	752,218
Inseego Corp.(x)*	18,500	74,925
KVH Industries, Inc.*	2,600	23,660
NETGEAR, Inc.*	16,829	415,340
NetScout Systems, Inc.*	40,854	1,310,596
Plantronics, Inc.*	19,259	758,805
Ribbon Communications, Inc.*	23,948	73,999
Viavi Solutions, Inc.*	133,600	2,148,288

		9,193,863

Electronic Equipment, Instruments & Components (2.5%)
Advanced Energy Industries, Inc.	22,903	1,971,490
Aeva Technologies, Inc.(x)*	21,600	93,528
Akoustis Technologies, Inc.(x)*	9,500	61,750
Arlo Technologies, Inc.*	41,490	367,601
Badger Meter, Inc.	17,160	1,711,023
Belden, Inc.	25,235	1,398,019
Benchmark Electronics, Inc.	28,548	714,842
CTS Corp.	18,100	639,654
Daktronics, Inc.*	26,700	102,528
ePlus, Inc.*	14,700	824,082
Fabrinet*	20,200	2,123,626
FARO Technologies, Inc.*	10,667	553,831
II-VI, Inc.*	57,971	4,202,318
Insight Enterprises, Inc.*	20,643	2,215,407
Iteris, Inc.(x)*	7,400	22,052
Itron, Inc.*	23,300	1,227,444
Kimball Electronics, Inc.*	14,000	279,860
Knowles Corp.*	51,000	1,098,030
Methode Electronics, Inc.	21,000	908,250
MicroVision, Inc.(x)*	82,200	383,874
Napco Security Technologies, Inc.*	12,400	254,448
nLight, Inc.*	19,400	336,396
Novanta, Inc.*	19,500	2,774,655
OSI Systems, Inc.*	10,168	865,500
Ouster, Inc.(x)*	9,200	41,400
PAR Technology Corp.(x)*	11,600	467,944
PC Connection, Inc.	5,100	267,189
Plexus Corp.*	14,175	1,159,657
Rogers Corp.*	10,484	2,848,503
Sanmina Corp.*	31,800	1,285,356
ScanSource, Inc.*	9,939	345,778
TTM Technologies, Inc.*	53,201	788,439
Velodyne Lidar, Inc.(x)*	26,200	67,072
Vishay Intertechnology, Inc.	77,000	1,509,200
Vishay Precision Group, Inc.*	7,700	247,555

		34,158,301

IT Services (1.5%)
BigCommerce Holdings, Inc.*	24,300	532,413
Brightcove, Inc.*	14,700	114,660
Cass Information Systems, Inc.	7,978	294,468
Conduent, Inc.*	93,400	481,944
CSG Systems International, Inc.	18,465	1,173,820
DigitalOcean Holdings, Inc.*	25,200	1,457,820
Evertec, Inc.	38,100	1,559,433
Evo Payments, Inc., Class A*	24,000	554,160
ExlService Holdings, Inc.*	18,900	2,707,803
Flywire Corp.*	32,054	980,211
Grid Dynamics Holdings, Inc.*	21,400	301,312
Hackett Group, Inc. (The)	14,019	323,278
I3 Verticals, Inc., Class A*	6,200	172,732
International Money Express, Inc.*	9,600	197,856
LiveRamp Holdings, Inc.*	37,985	1,420,259
MAXIMUS, Inc.	31,868	2,388,507
MoneyGram International, Inc.*	45,400	479,424
Paya Holdings, Inc.*	41,700	244,362
Perficient, Inc.*	16,500	1,816,485
Rackspace Technology, Inc.(x)*	15,100	168,516
Repay Holdings Corp.*	43,900	648,403
StarTek, Inc.*	4,000	17,720
TTEC Holdings, Inc.	10,525	868,523
Tucows, Inc., Class A(x)*	3,100	211,730
Unisys Corp.*	34,064	736,123
Verra Mobility Corp.*	72,100	1,173,788

		21,025,750

Semiconductors & Semiconductor Equipment (3.3%)
Alpha & Omega Semiconductor Ltd.*	9,600	524,640
Ambarella, Inc.*	18,500	1,941,020
Amkor Technology, Inc.	58,100	1,261,932
Axcelis Technologies, Inc.*	16,800	1,268,904
AXT, Inc.*	1,800	12,636
CEVA, Inc.*	11,500	467,475
CMC Materials, Inc.	14,380	2,666,052
Cohu, Inc.*	22,731	672,838
Diodes, Inc.*	22,108	1,923,175
FormFactor, Inc.*	39,781	1,671,995
Ichor Holdings Ltd.*	14,600	520,052
Impinj, Inc.*	9,300	590,922
Kulicke & Soffa Industries, Inc.	31,800	1,781,436
Lattice Semiconductor Corp.*	69,000	4,205,550
MACOM Technology Solutions Holdings, Inc.*	23,413	1,401,736
MaxLinear, Inc.*	41,993	2,450,292
Meta Materials, Inc.(x)*	111,300	185,871
NeoPhotonics Corp.*	800	12,168
NVE Corp.	1,843	100,388
Onto Innovation, Inc.*	23,832	2,070,762
PDF Solutions, Inc.*	11,100	309,357
Photronics, Inc.*	30,800	522,676
Power Integrations, Inc.	32,548	3,016,549
Rambus, Inc.*	62,800	2,002,692
Semtech Corp.*	37,396	2,593,039
Silicon Laboratories, Inc.*	20,370	3,059,574
SiTime Corp.*	8,200	2,032,124
SkyWater Technology, Inc.(x)*	2,300	24,909
SMART Global Holdings, Inc.*	24,800	640,584
SunPower Corp.(x)*	43,100	925,788
Synaptics, Inc.*	20,337	4,057,231
Ultra Clean Holdings, Inc.*	22,300	945,297
Veeco Instruments, Inc.*	26,886	731,030

		46,590,694

Software (5.4%)
8x8, Inc.*	58,500	736,515
A10 Networks, Inc.	30,500	425,475
ACI Worldwide, Inc.*	66,616	2,097,738
Agilysys, Inc.*	10,200	406,776
Alarm.com Holdings, Inc.*	26,300	1,747,898
Alkami Technology, Inc.*	3,100	44,361
Altair Engineering, Inc., Class A*	22,000	1,416,800
American Software, Inc., Class A	10,500	218,820
Appfolio, Inc., Class A*	10,500	1,188,705
Appian Corp.*	20,000	1,216,400
Asana, Inc., Class A(x)*	38,400	1,534,848
Avaya Holdings Corp.*	58,800	744,996
Benefitfocus, Inc.*	17,500	220,850
Blackbaud, Inc.*	27,287	1,633,673
Blackline, Inc.*	29,100	2,130,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bottomline Technologies DE, Inc.*	23,691	$1,342,806
Box, Inc., Class A*	81,600	2,371,296
BTRS Holdings, Inc., Class A*	9,600	71,808
Cerence, Inc.*	21,300	768,930
ChannelAdvisor Corp.*	7,100	117,647
CommVault Systems, Inc.*	22,414	1,487,169
Consensus Cloud Solutions, Inc.*	7,859	472,561
CoreCard Corp.(x)*	3,300	90,420
Couchbase, Inc.(x)*	4,800	83,616
Digimarc Corp.(x)*	3,100	81,747
Digital Turbine, Inc.*	47,800	2,094,118
Domo, Inc., Class B*	14,100	713,037
E2open Parent Holdings, Inc.(x)*	82,400	725,944
Ebix, Inc.	10,600	351,390
Envestnet, Inc.*	30,800	2,292,752
EverCommerce, Inc.(x)*	3,100	40,920
GTY Technology Holdings, Inc.*	4,800	15,504
Instructure Holdings, Inc.(x)*	1,100	22,066
Intapp, Inc.(x)*	1,400	33,614
InterDigital, Inc.	20,025	1,277,595
JFrog Ltd.*	26,700	719,565
Kaltura, Inc.*	1,800	3,222
LivePerson, Inc.*	33,300	813,186
Marathon Digital Holdings, Inc.(x)*	49,600	1,386,320
MeridianLink, Inc.(x)*	900	16,290
MicroStrategy, Inc., Class A(x)*	4,809	2,338,713
Mimecast Ltd.*	32,700	2,601,612
Mitek Systems, Inc.*	8,400	123,228
Model N, Inc.*	19,800	532,620
Momentive Global, Inc.*	69,200	1,125,192
OneSpan, Inc.*	15,300	220,932
PagerDuty, Inc.*	41,900	1,432,561
Ping Identity Holding Corp.*	25,100	688,493
Progress Software Corp.	28,977	1,364,527
PROS Holdings, Inc.*	22,700	756,137
Q2 Holdings, Inc.*	28,800	1,775,520
Qualys, Inc.*	19,400	2,762,754
Rapid7, Inc.*	27,400	3,047,976
Rimini Street, Inc.*	800	4,640
Riot Blockchain, Inc.(x)*	54,600	1,155,882
Sailpoint Technologies Holdings, Inc.*	48,800	2,497,584
Sapiens International Corp. NV	14,100	357,999
SecureWorks Corp., Class A*	15,700	208,025
ShotSpotter, Inc.*	5,300	146,916
Smith Micro Software, Inc.(x)*	800	3,016
Sprout Social, Inc., Class A*	23,000	1,842,760
SPS Commerce, Inc.*	19,400	2,545,280
Sumo Logic, Inc.*	42,300	493,641
Telos Corp.*	20,200	201,394
Tenable Holdings, Inc.*	47,100	2,721,909
Upland Software, Inc.*	12,700	223,647
Varonis Systems, Inc.*	54,400	2,586,176
Verint Systems, Inc.*	35,951	1,858,667
VirnetX Holding Corp.(x)*	7,900	12,877
Vonage Holdings Corp.*	128,900	2,615,381
Workiva, Inc.*	21,800	2,572,400
Xperi Holding Corp.	59,283	1,026,781
Yext, Inc.*	63,000	434,070
Zuora, Inc., Class A*	48,500	726,530

		76,163,920

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	61,100	1,019,148
Avid Technology, Inc.*	20,900	728,783
Corsair Gaming, Inc.(x)*	14,400	304,704
Diebold Nixdorf, Inc.*	26,300	176,999
Quantum Corp.(x)*	5,800	13,166
Super Micro Computer, Inc.*	25,800	982,206

		3,225,006

Total Information Technology		190,357,534

Materials (4.0%)
Chemicals (1.9%)
AdvanSix, Inc.	13,500	689,715
American Vanguard Corp.	9,000	182,880
Amyris, Inc.(x)*	43,800	190,968
Aspen Aerogels, Inc.*	7,100	244,808
Avient Corp.	48,500	2,328,000
Balchem Corp.	18,185	2,485,889
Cabot Corp.	29,200	1,997,572
Chase Corp.	3,700	321,567
Ecovyst, Inc.	11,300	130,628
Ferro Corp.*	52,473	1,140,763
FutureFuel Corp.	9,100	88,543
GCP Applied Technologies, Inc.*	34,000	1,068,280
Hawkins, Inc.	5,700	261,630
HB Fuller Co.	29,059	1,919,928
Ingevity Corp.*	24,300	1,556,901
Innospec, Inc.	13,700	1,267,935
Koppers Holdings, Inc.	7,213	198,502
Kronos Worldwide, Inc.	11,100	172,272
Livent Corp.*	84,271	2,196,945
Minerals Technologies, Inc.	19,950	1,319,693
Orion Engineered Carbons SA	33,900	541,383
Quaker Chemical Corp.	7,500	1,296,075
Rayonier Advanced Materials, Inc.*	14,300	93,951
Sensient Technologies Corp.	20,925	1,756,654
Stepan Co.	11,388	1,125,248
Tredegar Corp.(x)	1,629	19,532
Trinseo plc	25,600	1,226,752
Tronox Holdings plc, Class A	58,700	1,161,673

		26,984,687

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	63,588	1,975,043
United States Lime & Minerals, Inc.	300	34,812

		2,009,855

Containers & Packaging (0.3%)
Greif, Inc., Class A	14,800	962,888
Greif, Inc., Class B	2,900	184,904
Myers Industries, Inc.	13,300	287,280
O-I Glass, Inc.*	91,000	1,199,380
Ranpak Holdings Corp.*	13,700	279,891
TriMas Corp.	27,000	866,430
UFP Technologies, Inc.*	2,900	191,893

		3,972,666

Metals & Mining (1.6%)
Allegheny Technologies, Inc.*	71,300	1,913,692
Arconic Corp.*	57,700	1,478,274
Carpenter Technology Corp.	28,700	1,204,826
Century Aluminum Co.*	26,100	686,691
Coeur Mining, Inc.*	134,836	600,020
Commercial Metals Co.	66,300	2,759,406
Compass Minerals International, Inc.	19,500	1,224,405
Constellium SE*	63,800	1,148,400
Haynes International, Inc.	4,833	205,886
Hecla Mining Co.	304,409	1,999,967
Kaiser Aluminum Corp.	10,291	969,001
Materion Corp.	11,545	989,868
MP Materials Corp.(x)*	37,800	2,167,452
Novagold Resources, Inc.*	131,700	1,018,041
Olympic Steel, Inc.	4,900	188,454
Ryerson Holding Corp.	12,600	441,252
Schnitzer Steel Industries, Inc., Class A	10,500	545,370
SunCoke Energy, Inc.	18,610	165,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
TimkenSteel Corp.*	23,300	$509,804
Warrior Met Coal, Inc.	24,000	890,640
Worthington Industries, Inc.	20,580	1,058,018

		22,165,282

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	6,638	186,063
Glatfelter Corp.	20,115	249,024
Neenah, Inc.	7,300	289,518
Schweitzer-Mauduit International, Inc.	17,064	469,260

		1,193,865

Total Materials		56,326,355

Real Estate (7.7%)
Equity Real Estate Investment Trusts (REITs) (7.0%)
Acadia Realty Trust (REIT)	45,673	989,734
Agree Realty Corp. (REIT)	34,900	2,315,964
Alexander & Baldwin, Inc. (REIT)	42,386	982,931
Alexander’s, Inc. (REIT)	175	44,840
American Assets Trust, Inc. (REIT)	24,318	921,409
Apartment Investment and Management Co. (REIT), Class A*	77,400	566,568
Apple Hospitality REIT, Inc. (REIT)	109,100	1,960,527
Armada Hoffler Properties, Inc. (REIT)	33,800	493,480
Brandywine Realty Trust (REIT)	88,100	1,245,734
Broadstone Net Lease, Inc. (REIT)	73,800	1,607,364
BRT Apartments Corp. (REIT)	2,100	50,337
CareTrust REIT, Inc. (REIT)	54,313	1,048,241
CatchMark Timber Trust, Inc. (REIT), Class A	12,200	100,040
Centerspace (REIT)	7,049	691,648
Chatham Lodging Trust (REIT)*	16,200	223,398
City Office REIT, Inc. (REIT)	21,100	372,626
Clipper Realty, Inc. (REIT)	3,400	30,838
Community Healthcare Trust, Inc. (REIT)	12,300	519,183
Corporate Office Properties Trust (REIT)	58,700	1,675,298
CTO Realty Growth, Inc. (REIT)	2,426	160,892
DiamondRock Hospitality Co. (REIT)*	115,998	1,171,580
DigitalBridge Group, Inc. (REIT)*	282,000	2,030,400
Diversified Healthcare Trust (REIT)	109,100	349,120
Easterly Government Properties, Inc. (REIT)	38,300	809,662
EastGroup Properties, Inc. (REIT)	21,927	4,457,321
Empire State Realty Trust, Inc. (REIT), Class A	74,300	729,626
Equity Commonwealth (REIT)*	60,900	1,717,989
Essential Properties Realty Trust, Inc. (REIT)	57,700	1,459,810
Farmland Partners, Inc. (REIT)	8,300	114,125
Four Corners Property Trust, Inc. (REIT)	46,600	1,260,064
Franklin Street Properties Corp. (REIT)	24,499	144,544
Getty Realty Corp. (REIT)	26,575	760,576
Gladstone Commercial Corp. (REIT)	2,100	46,242
Gladstone Land Corp. (REIT)(x)	15,900	579,078
Global Medical REIT, Inc. (REIT)	30,400	496,128
Global Net Lease, Inc. (REIT)	48,066	756,078
Healthcare Realty Trust, Inc. (REIT)	69,358	1,905,958
Hersha Hospitality Trust (REIT)*	6,719	61,009
Independence Realty Trust, Inc. (REIT)	112,207	2,966,753
Indus Realty Trust, Inc. (REIT)	119	8,698
Industrial Logistics Properties Trust (REIT)	45,273	1,026,339
Innovative Industrial Properties, Inc. (REIT)	12,100	2,485,340
iStar, Inc. (REIT)(x)	39,600	927,036
Kite Realty Group Trust (REIT)	106,522	2,425,506
LTC Properties, Inc. (REIT)	21,569	829,759
LXP Industrial Trust (REIT)	139,586	2,191,500
Macerich Co. (The) (REIT)	102,600	1,604,664
National Health Investors, Inc. (REIT)	23,928	1,411,991
National Storage Affiliates Trust (REIT)	41,300	2,591,988
Necessity Retail REIT, Inc. (The) (REIT)	60,900	481,719
NETSTREIT Corp. (REIT)	20,600	462,264
NexPoint Residential Trust, Inc. (REIT)	9,700	876,007
Office Properties Income Trust (REIT)	26,331	677,497
One Liberty Properties, Inc. (REIT)	5,233	161,124
Outfront Media, Inc. (REIT)	75,600	2,149,308
Paramount Group, Inc. (REIT)	97,000	1,058,270
Pebblebrook Hotel Trust (REIT)	61,712	1,510,710
Phillips Edison & Co., Inc. (REIT)(x)	57,940	1,992,557
Physicians Realty Trust (REIT)	118,800	2,083,752
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	1,239,840
Plymouth Industrial REIT, Inc. (REIT)	15,900	430,890
PotlatchDeltic Corp. (REIT)	36,852	1,943,206
Preferred Apartment Communities, Inc. (REIT), Class A	26,500	660,910
PS Business Parks, Inc. (REIT)	11,680	1,963,174
Retail Opportunity Investments Corp. (REIT)	62,100	1,204,119
Retail Value, Inc. (REIT)	4,933	15,095
RLJ Lodging Trust (REIT)	97,486	1,372,603
RPT Realty (REIT)	28,500	392,445
Ryman Hospitality Properties, Inc. (REIT)*	28,434	2,637,822
Sabra Health Care REIT, Inc. (REIT)	120,123	1,788,631
Safehold, Inc. (REIT)	10,100	560,045
Saul Centers, Inc. (REIT)	3,700	194,990
Service Properties Trust (REIT)	95,200	840,616
SITE Centers Corp. (REIT)	88,900	1,485,519
STAG Industrial, Inc. (REIT)	90,900	3,758,715
Summit Hotel Properties, Inc. (REIT)*	53,600	533,856
Sunstone Hotel Investors, Inc. (REIT)*	125,578	1,479,309
Tanger Factory Outlet Centers, Inc. (REIT)	51,600	887,004
Terreno Realty Corp. (REIT)	37,600	2,784,280
UMH Properties, Inc. (REIT)	21,500	528,685
Uniti Group, Inc. (REIT)	105,400	1,450,304
Universal Health Realty Income Trust (REIT)	5,050	294,769
Urban Edge Properties (REIT)	64,500	1,231,950
Urstadt Biddle Properties, Inc. (REIT), Class A	7,789	146,511
Veris Residential, Inc. (REIT)*	51,400	893,846
Washington REIT (REIT)	42,317	1,079,083
Whitestone REIT (REIT)	2,000	26,500
Xenia Hotels & Resorts, Inc. (REIT)*	63,400	1,222,986

		97,820,847

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.7%)
Cushman & Wakefield plc*	70,396	$1,443,822
Douglas Elliman, Inc.	32,704	238,739
eXp World Holdings, Inc.(x)	32,200	681,674
Forestar Group, Inc.*	6,533	116,026
FRP Holdings, Inc.*	3,800	219,640
Kennedy-Wilson Holdings, Inc.	70,024	1,707,885
Marcus & Millichap, Inc.	16,000	842,880
Newmark Group, Inc., Class A	84,624	1,347,214
RE/MAX Holdings, Inc., Class A	2,800	77,644
Realogy Holdings Corp.*	64,800	1,016,064
Redfin Corp.(x)*	54,197	977,714
RMR Group, Inc. (The), Class A	6,226	193,629
St Joe Co. (The)	18,200	1,078,168
Tejon Ranch Co.*	6,902	126,031

		10,067,130

Total Real Estate		107,887,977

Utilities (3.0%)
Electric Utilities (0.7%)
ALLETE, Inc.	28,623	1,917,169
MGE Energy, Inc.	20,279	1,618,061
Otter Tail Corp.	22,925	1,432,813
PNM Resources, Inc.	46,181	2,201,448
Portland General Electric Co.	45,732	2,522,120

		9,691,611

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A	32,319	2,438,145
Chesapeake Utilities Corp.	9,050	1,246,728
New Jersey Resources Corp.	44,922	2,060,123
Northwest Natural Holding Co.	17,242	891,756
ONE Gas, Inc.	26,800	2,364,832
South Jersey Industries, Inc.	51,552	1,781,122
Southwest Gas Holdings, Inc.	32,936	2,578,559
Spire, Inc.	23,552	1,690,092

		15,051,357

Independent Power and Renewable Electricity Producers (0.4%)
Clearway Energy, Inc., Class A	15,400	513,128
Clearway Energy, Inc., Class C	41,982	1,532,763
Ormat Technologies, Inc.(x)	22,500	1,841,175
Sunnova Energy International, Inc.*	44,700	1,030,782

		4,917,848

Multi-Utilities (0.4%)
Avista Corp.	37,099	1,675,020
Black Hills Corp.	34,819	2,681,759
NorthWestern Corp.	28,178	1,704,487
Unitil Corp.	4,900	244,412

		6,305,678

Water Utilities (0.4%)
American States Water Co.	21,158	1,883,485
Artesian Resources Corp., Class A	3,400	165,070
California Water Service Group	27,800	1,647,984
Global Water Resources, Inc.(x)	1,100	18,304
Middlesex Water Co.	7,200	757,224
SJW Group	15,000	1,043,700
York Water Co. (The)	2,700	121,419

		5,637,186

Total Utilities		41,603,680

Total Common Stocks (98.9%) (Cost $914,819,335)		1,388,447,676

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. 4.000%, 6/15/23(e)	$13,000	12,734

Total Financials		12,734

Total Long-Term Debt Securities (0.0%) (Cost $13,465)		12,734

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)(x)*	82,700	28,531
Contra Aduro Biotech I, CVR(r)(x)*	11,260	—
Tobira Therapeutics, Inc., CVR(r)(x)*	2,288	—

		28,531

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR(r)*	17,500	7,088
Zogenix, Inc., CVR(r)*	32,012	16,326

		23,414

Total Health Care		51,945

Information Technology (0.0%)
Technology Hardware, Storage & Peripherals (0.0%)
Quantum Corp., expiring 4/18/22*	5,800	49

Total Information Technology		49

Total Rights (0.0%) (Cost $62,312)		51,994

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.1%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $5,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $10,903,141, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $11,121,127.(xx)	10,903,065	10,903,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $6,000,052, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $6,122,502.(xx)	$6,000,000	$6,000,000
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $4,700,411, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $5,197,254.(xx)	4,700,000	4,700,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $5,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $5,100,086.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.30%, dated 3/31/22, due 4/1/22, repurchase price $10,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 4/15/22-8/15/51; total market value $5,454,768 and cash in the amount of $4,653,355.(xx)	10,000,000	10,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $8,000,084, collateralized by various Common Stocks; total market value $8,889,623.(xx)	8,000,000	8,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $8,000,089, collateralized by various Common Stocks; total market value $9,265,506.(xx)	8,000,000	8,000,000

Total Repurchase Agreements		57,603,065

Total Short-Term Investments (4.5%) (Cost $62,603,065)		62,603,065

Total Investments in Securities (103.4%) (Cost $977,498,177)		1,451,115,469
Other Assets Less Liabilities (-3.4%)		(47,883,292)

Net Assets (100%)		$1,403,232,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $489,273 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $63,165,025. This was collateralized by $4,265,661 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 2/15/52 and by cash of $62,603,065 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	129	6/2022	USD	13,328,280	155,845

					155,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,030,646	$—	$—	$44,030,646
Consumer Discretionary	141,618,068	—	—	141,618,068
Consumer Staples	49,071,897	—	—	49,071,897
Energy	92,108,257	—	—	92,108,257
Financials	220,093,835	—	—	220,093,835
Health Care	229,842,741	—	184,006	230,026,747
Industrials	215,322,680	—	—	215,322,680
Information Technology	190,357,534	—	—	190,357,534
Materials	56,326,355	—	—	56,326,355
Real Estate	107,887,977	—	—	107,887,977
Utilities	41,603,680	—	—	41,603,680
Corporate Bond
Financials	—	12,734	—	12,734
Futures	155,845	—	—	155,845
Rights
Health Care	—	—	51,945	51,945
Information Technology	—	49	—	49
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	57,603,065	—	57,603,065

Total Assets	$1,393,419,515	$57,615,848	$235,951	$1,451,271,314

Total Liabilities	$—	$—	$—	$—

Total	$1,393,419,515	$57,615,848	$235,951	$1,451,271,314

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$631,815,647
Aggregate gross unrealized depreciation	(162,537,303)

Net unrealized appreciation	$469,278,344

Federal income tax cost of investments in securities and derivative instruments, if applicable	$981,992,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (17.7%)
Entertainment (4.2%)
Activision Blizzard, Inc.	125,043	$10,017,195
Netflix, Inc.*	81,200	30,416,708
ROBLOX Corp., Class A*	189,917	8,781,762
Sea Ltd. (ADR)*	231,074	27,680,354
Spotify Technology SA*	116,651	17,616,634

		94,512,653

Interactive Media & Services (13.5%)
Alphabet, Inc., Class A*	37,096	103,176,960
Alphabet, Inc., Class C*	31,588	88,224,968
Match Group, Inc.*	154,674	16,819,251
Meta Platforms, Inc., Class A*	279,231	62,089,805
Snap, Inc., Class A*	831,520	29,926,405

		300,237,389

Total Communication Services		394,750,042

Consumer Discretionary (25.1%)
Automobiles (6.7%)
Ferrari NV	79,458	17,328,995
Rivian Automotive, Inc., Class A(x)*	380,978	19,140,335
Tesla, Inc.*	105,520	113,708,352

		150,177,682

Hotels, Restaurants & Leisure (3.9%)
Airbnb, Inc., Class A*	8,993	1,544,638
Booking Holdings, Inc.*	7,520	17,660,344
Chipotle Mexican Grill, Inc.*	15,518	24,549,941
Expedia Group, Inc.*	85,252	16,681,259
Las Vegas Sands Corp.*	304,041	11,818,074
Wynn Resorts Ltd.*	168,158	13,408,919

		85,663,175

Internet & Direct Marketing Retail (11.5%)
Amazon.com, Inc.*	71,643	233,552,598
Coupang, Inc.*	397,228	7,022,991
DoorDash, Inc., Class A*	142,418	16,689,965

		257,265,554

Leisure Products (0.4%)
Peloton Interactive, Inc., Class A*	333,497	8,810,991

Specialty Retail (1.6%)
Carvana Co.*	29,544	3,524,304
Ross Stores, Inc.	353,109	31,942,240

		35,466,544

Textiles, Apparel & Luxury Goods (1.0%)
Lululemon Athletica, Inc.*	61,700	22,534,691

Total Consumer Discretionary		559,918,637

Financials (0.3%)
Capital Markets (0.3%)
MarketAxess Holdings, Inc.	12,787	4,350,137
Tradeweb Markets, Inc., Class A	25,778	2,265,113

Total Financials		6,615,250

Health Care (8.6%)
Biotechnology (0.3%)
Argenx SE (ADR)*	23,423	7,385,506

Health Care Equipment & Supplies (3.5%)
Align Technology, Inc.*	33,265	14,503,540
Insulet Corp.*	23,500	6,260,165
Intuitive Surgical, Inc.*	114,944	34,676,306
Stryker Corp.	84,970	22,716,729

		78,156,740

Health Care Providers & Services (3.0%)
Cigna Corp.	51,740	12,397,421
HCA Healthcare, Inc.	65,743	16,476,511
Humana, Inc.	32,955	14,341,027
UnitedHealth Group, Inc.	45,840	23,377,025

		66,591,984

Life Sciences Tools & Services (0.5%)
Avantor, Inc.*	344,853	11,662,929

Pharmaceuticals (1.3%)
AstraZeneca plc (ADR)	81,213	5,387,671
Eli Lilly and Co.	80,647	23,094,881

		28,482,552

Total Health Care		192,279,711

Industrials (4.4%)
Aerospace & Defense (0.7%)
Airbus SE*	136,507	16,500,087

Air Freight & Logistics (0.8%)
FedEx Corp.	77,514	17,935,964

Commercial Services & Supplies (0.3%)
Cintas Corp.	14,509	6,171,983

Electrical Equipment (0.7%)
Generac Holdings, Inc.*	53,556	15,920,057

Industrial Conglomerates (0.9%)
Roper Technologies, Inc.	40,586	19,165,927

Professional Services (1.0%)
TransUnion	147,159	15,207,411
Verisk Analytics, Inc.	30,690	6,586,995

		21,794,406

Total Industrials		97,488,424

Information Technology (42.3%)
Electronic Equipment, Instruments & Components (1.1%)
Teledyne Technologies, Inc.*	54,179	25,606,621

IT Services (7.7%)
Block, Inc. (Moscow Stock Exchange)*	38,256	5,187,514
Block, Inc. (OTC US Exchange) (CRDI)*	92,875	12,251,414
Fiserv, Inc.*	226,344	22,951,282
Global Payments, Inc.	82,774	11,326,794
Mastercard, Inc., Class A	107,587	38,449,442
MongoDB, Inc.*	38,628	17,134,994
PayPal Holdings, Inc.*	32,468	3,754,924
Snowflake, Inc., Class A*	44,482	10,192,161
Toast, Inc., Class A(x)*	36,988	803,749
Twilio, Inc., Class A*	34,341	5,659,740
Visa, Inc., Class A	197,722	43,848,808

		171,560,822

Semiconductors & Semiconductor Equipment (6.0%)
Advanced Micro Devices, Inc.*	255,229	27,906,739
ASML Holding NV (Registered) (NYRS)	57,939	38,699,196
NVIDIA Corp.	232,664	63,484,699
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	47,695	4,972,681

		135,063,315

Software (20.7%)
Atlassian Corp. plc, Class A*	58,102	17,072,111
Bill.com Holdings, Inc.*	33,051	7,495,636
Black Knight, Inc.*	238,873	13,852,245
Ceridian HCM Holding, Inc.*	80,817	5,524,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Datadog, Inc., Class A*	80,795	$12,238,019
HashiCorp, Inc., Class A(x)*	32,358	1,747,332
Intuit, Inc.	102,853	49,455,837
Microsoft Corp.	805,531	248,353,263
Monday.com Ltd.(x)*	23,368	3,693,780
salesforce.com, Inc.*	148,615	31,553,937
SentinelOne, Inc., Class A*	287,848	11,151,231
ServiceNow, Inc.*	64,887	36,134,921
Trade Desk, Inc. (The), Class A*	184,566	12,781,195
UiPath, Inc., Class A*	193,692	4,181,810
Workday, Inc., Class A*	8,845	2,118,024
Zoom Video Communications, Inc., Class A*	30,355	3,558,517

		460,912,508

Technology Hardware, Storage & Peripherals (6.8%)
Apple, Inc.	869,597	151,840,332

Total Information Technology		944,983,598

Total Common Stocks (98.4%) (Cost $1,129,155,935)		2,196,035,662

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	790,833	790,991

Total Investment Companies		1,290,991

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (0.9%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $2,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $6,750,365, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $6,885,324.(xx)	6,750,318	6,750,318
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $2,800,245, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $3,096,236.(xx)	2,800,000	2,800,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $1,000,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $1,020,000.(xx)	1,000,000	1,000,000
Societe Generale SA, 0.38%, dated 3/31/22, due 4/1/22, repurchase price $2,000,021, collateralized by various Common Stocks; total market value $2,222,406.(xx)	2,000,000	2,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $3,000,033, collateralized by various Common Stocks; total market value $3,474,565.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		19,550,318

Total Short-Term Investments (0.9%) (Cost $20,841,309)		20,841,309

Total Investments in Securities (99.3%) (Cost $1,149,997,244)		2,216,876,971
Other Assets Less Liabilities (0.7%)		14,561,058

Net Assets (100%)		$2,231,438,029

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $21,664,456. This was collateralized by $2,916,510 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.125%, maturing 4/15/22 - 8/15/51 and by cash of $20,050,318 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CRDI — CREST Depository Interest

NYRS — New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$394,750,042	$—	$—	$394,750,042
Consumer Discretionary	559,918,637	—	—	559,918,637
Financials	6,615,250	—	—	6,615,250
Health Care	192,279,711	—	—	192,279,711
Industrials	80,988,337	16,500,087	—	97,488,424
Information Technology	932,732,184	12,251,414	—	944,983,598
Short-Term Investments
Investment Companies	1,290,991	—	—	1,290,991
Repurchase Agreements	—	19,550,318	—	19,550,318

Total Assets	$2,168,575,152	$48,301,819	$—	$2,216,876,971

Total Liabilities	$—	$—	$—	$—

Total	$2,168,575,152	$48,301,819	$—	$2,216,876,971

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,181,933,452
Aggregate gross unrealized depreciation	(116,105,103)

Net unrealized appreciation	$1,065,828,349

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,151,048,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.5%)
Specialty Retail (0.5%)
Warby Parker, Inc., Class A(x)*	30,701	$1,038,001

Total Consumer Discretionary		1,038,001

Financials (0.3%)
Capital Markets (0.3%)
BCLS Acquisition Corp., Class A*	8,220	81,131
Dynamics Special Purpose Corp., Class A(x)*	13,193	130,281
Health Sciences Acquisitions Corp.2(x)*	9,046	89,646
Helix Acquisition Corp., Class A*	8,368	92,885
Revolution Healthcare Acquisition Corp.*	22,085	218,421

Total Financials		612,364

Health Care (98.4%)
Biotechnology (27.5%)
Aadi Bioscience, Inc.(x)*	8,165	138,560
AbbVie, Inc.	28,600	4,636,346
Abcam plc*	20,074	362,667
ACADIA Pharmaceuticals, Inc.*	16,885	408,955
Adagio Therapeutics, Inc.(x)*	4,300	19,608
ADC Therapeutics SA(x)*	16,676	244,970
Agios Pharmaceuticals, Inc.(x)*	7,387	215,036
Alector, Inc.*	8,716	124,203
Alkermes plc*	2,198	57,829
Allakos, Inc.*	5,850	33,345
Allogene Therapeutics, Inc.*	17,650	160,792
Alnylam Pharmaceuticals, Inc.*	16,313	2,663,750
Amgen, Inc.	7,323	1,770,848
Annexon, Inc.*	6,491	17,720
Apellis Pharmaceuticals, Inc.*	18,087	919,000
Argenx SE (ADR)*	11,163	3,519,806
Ascendis Pharma A/S (ADR)(x)*	10,258	1,203,879
Avidity Biosciences, Inc.*	18,014	332,719
BeiGene Ltd. (ADR)*	3,124	589,186
Bicycle Therapeutics plc (ADR)*	4,876	213,959
Biogen, Inc.*	4,138	871,463
BioMarin Pharmaceutical, Inc.*	3,800	292,980
BioNTech SE (ADR)(x)*	14,785	2,521,730
Blueprint Medicines Corp.*	10,169	649,596
Burning Rock Biotech Ltd. (ADR)*	8,454	78,538
C4 Therapeutics, Inc.(x)*	16,581	402,255
Celldex Therapeutics, Inc.*	10,861	369,926
Centessa Pharmaceuticals plc (ADR)(x)*	12,694	113,865
Cerevel Therapeutics Holdings, Inc.(x)*	23,603	826,341
CRISPR Therapeutics AG*	3,785	237,584
CureVac NV(x)*	5,502	107,894
Cytokinetics, Inc.*	5,325	196,013
Day One Biopharmaceuticals, Inc.(x)*	5,736	56,901
Denali Therapeutics, Inc.*	19,300	620,881
Design Therapeutics, Inc.(x)*	9,493	153,312
Enanta Pharmaceuticals, Inc.*	2,500	177,950
Entrada Therapeutics, Inc.(x)*	7,950	74,651
EQRx, Inc.(x)*	29,378	121,331
Exact Sciences Corp.*	16,882	1,180,389
Exelixis, Inc.*	49,957	1,132,525
Exscientia plc (ADR)(x)*	2,858	41,155
Fate Therapeutics, Inc.*	15,616	605,432
F-star Therapeutics, Inc.(x)*	8,823	31,322
Generation Bio Co.(x)*	30,137	221,206
Genmab A/S*	3,012	1,091,131
Global Blood Therapeutics, Inc.(x)*	4,532	156,988
Ideaya Biosciences, Inc.*	11,789	131,919
IGM Biosciences, Inc.(x)*	4,661	124,589
Imago Biosciences, Inc.(x)*	8,805	169,672
Immuneering Corp., Class A(x)*	22,529	145,763
Immunocore Holdings plc (ADR)(x)*	4,373	130,753
Incyte Corp.*	22,030	1,749,623
Insmed, Inc.*	32,647	767,205
Intellia Therapeutics, Inc.*	5,678	412,620
Ionis Pharmaceuticals, Inc.*	18,460	683,758
Iovance Biotherapeutics, Inc.*	25,319	421,561
IVERIC bio, Inc.*	33,015	555,642
Karuna Therapeutics, Inc.(x)*	6,003	761,120
Kodiak Sciences, Inc.*	7,509	57,969
Kronos Bio, Inc.*	1,672	12,089
Kymera Therapeutics, Inc.*	10,725	453,882
LianBio (ADR)(x)*	21,401	79,398
Lyell Immunopharma, Inc.(x)*	26,225	132,436
MeiraGTx Holdings plc*	6,898	95,537
Mirati Therapeutics, Inc.*	7,443	611,963
Moderna, Inc.*	14,797	2,548,931
Monte Rosa Therapeutics, Inc.(x)*	20,464	286,905
Morphic Holding, Inc.*	4,604	184,851
Neurocrine Biosciences, Inc.*	4,444	416,625
Nurix Therapeutics, Inc.*	10,789	151,154
Pardes Biosciences, Inc.*	20,172	145,642
Prelude Therapeutics, Inc.*	2,700	18,630
Protagonist Therapeutics, Inc.*	6,000	142,080
Prothena Corp. plc(x)*	12,378	452,663
PTC Therapeutics, Inc.*	6,403	238,896
RAPT Therapeutics, Inc.*	12,367	271,950
Recursion Pharmaceuticals, Inc., Class A(x)*	7,211	51,631
Regeneron Pharmaceuticals, Inc.*	5,563	3,885,310
REGENXBIO, Inc.*	2,900	96,251
Relay Therapeutics, Inc.*	14,227	425,814
Repare Therapeutics, Inc.(x)*	4,000	56,960
Replimune Group, Inc.*	17,173	291,598
REVOLUTION Medicines, Inc.*	13,727	350,176
Rocket Pharmaceuticals, Inc.*	7,422	117,713
Rubius Therapeutics, Inc.(x)*	12,886	71,002
Sage Therapeutics, Inc.*	9,728	321,997
Sana Biotechnology, Inc.(x)*	9,226	76,207
Sarepta Therapeutics, Inc.*	6,307	492,703
Scholar Rock Holding Corp.(x)*	14,059	181,221
Seagen, Inc.*	12,338	1,777,289
SpringWorks Therapeutics, Inc.*	3,526	199,007
Stoke Therapeutics, Inc.(x)*	6,584	138,593
Tenaya Therapeutics, Inc.(x)*	14,357	169,125
Turning Point Therapeutics, Inc.*	7,509	201,617
Twist Bioscience Corp.*	5,642	278,602
Ultragenyx Pharmaceutical, Inc.*	20,770	1,508,317
uniQure NV*	7,835	141,578
Vertex Pharmaceuticals, Inc.*	16,396	4,278,864
Vir Biotechnology, Inc.*	5,500	141,460
Xencor, Inc.*	12,773	340,784
Zai Lab Ltd. (ADR)*	6,723	295,678
Zentalis Pharmaceuticals, Inc.*	12,553	579,195

		58,791,055

Health Care Equipment & Supplies (18.4%)
Alcon, Inc.	9,603	758,571
Align Technology, Inc.*	1,001	436,436
AtriCure, Inc.*	4,336	284,745
Becton Dickinson and Co.	16,008	4,258,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cooper Cos., Inc. (The)	2,624	$1,095,756
Dexcom, Inc.*	3,395	1,736,882
Hologic, Inc.*	39,832	3,059,894
Inari Medical, Inc.*	3,258	295,305
Insulet Corp.*	4,720	1,257,361
Intuitive Surgical, Inc.*	25,025	7,549,542
iRhythm Technologies, Inc.*	5,853	921,672
Lantheus Holdings, Inc.*	12,702	702,548
Masimo Corp.*	700	101,878
Nevro Corp.*	3,798	274,709
Novocure Ltd.*	13,820	1,144,987
Ortho Clinical Diagnostics Holdings plc*	47,837	892,638
Outset Medical, Inc.*	8,047	365,334
Penumbra, Inc.*	6,600	1,466,058
PROCEPT BioRobotics Corp.(x)*	12,300	430,377
Quidel Corp.*	5,802	652,493
Sartorius AG (Preference)(q)	2,459	1,092,065
Shockwave Medical, Inc.*	9,477	1,965,151
STERIS plc	2,809	679,132
Stryker Corp.	19,702	5,267,330
Teleflex, Inc.	5,028	1,784,085
Zimmer Biomet Holdings, Inc.	6,211	794,387
Zimvie, Inc.(x)*	621	14,184

		39,281,648

Health Care Providers & Services (19.0%)
Agiliti, Inc.*	14,592	307,891
agilon health, Inc.*	8,831	223,866
Alignment Healthcare, Inc.(x)*	20,187	226,700
Anthem, Inc.	10,305	5,062,022
Centene Corp.*	52,354	4,407,683
Cigna Corp.	10,216	2,447,856
Guardant Health, Inc.*	9,378	621,199
HCA Healthcare, Inc.	9,523	2,386,654
Humana, Inc.	9,923	4,318,192
Molina Healthcare, Inc.*	8,309	2,771,799
Oak Street Health, Inc.(x)*	5,802	155,958
Option Care Health, Inc.*	14,301	408,437
Surgery Partners, Inc.*	10,626	584,961
UnitedHealth Group, Inc.	32,880	16,767,814

		40,691,032

Health Care Technology (2.1%)
Certara, Inc.*	13,327	286,264
Doximity, Inc., Class A*	28,857	1,503,161
Phreesia, Inc.*	15,309	403,545
Schrodinger, Inc.*	3,394	115,803
Sema4 Holdings Corp.(x)*	24,540	75,338
Sophia Genetics SA(x)*	18,167	140,431
Veeva Systems, Inc., Class A*	9,523	2,023,257

		4,547,799

Life Sciences Tools & Services (18.0%)
10X Genomics, Inc., Class A*	6,806	517,732
Adaptive Biotechnologies Corp.*	17,654	245,037
Agilent Technologies, Inc.	27,511	3,640,531
Avantor, Inc.*	54,153	1,831,454
Bio-Techne Corp.	1,576	682,471
Bruker Corp.	25,359	1,630,584
Danaher Corp.	29,485	8,648,835
Evotec SE*	10,045	303,580
Illumina, Inc.*	1,752	612,149
Lonza Group AG (Registered)	1,039	752,738
Maravai LifeSciences Holdings, Inc., Class A*	11,947	421,371
MaxCyte, Inc.(x)*	9,938	69,776
Mettler-Toledo International, Inc.*	593	814,302
NanoString Technologies, Inc.*	4,019	139,660
Olink Holding AB (ADR)(x)*	30,591	540,237
Pacific Biosciences of California, Inc.*	37,928	345,145
Quanterix Corp.*	8,400	245,196
Quantum-Si, Inc.(x)*	22,200	103,896
Rapid Micro Biosystems, Inc., Class A*	12,042	81,765
Repligen Corp.*	2,324	437,121
Seer, Inc.(x)*	30,474	464,424
SomaLogic, Inc.*	46,035	369,201
Thermo Fisher Scientific, Inc.	18,324	10,823,071
Waters Corp.*	1,986	616,434
West Pharmaceutical Services, Inc.	8,866	3,641,355
Wuxi Biologics Cayman, Inc.(m)*	45,000	365,050

		38,343,115

Pharmaceuticals (13.4%)
Arvinas, Inc.*	7,525	506,433
AstraZeneca plc (ADR)	94,623	6,277,290
Atea Pharmaceuticals, Inc.*	8,815	63,644
Catalent, Inc.*	11,323	1,255,721
CinCor Pharma, Inc.*	7,050	123,657
Daiichi Sankyo Co. Ltd.	39,100	857,793
DICE Therapeutics, Inc.(x)*	11,230	214,830
Elanco Animal Health, Inc.*	13,813	360,381
Eli Lilly and Co.	24,311	6,961,941
Longboard Pharmaceuticals, Inc.(x)*	4,500	23,355
Merck & Co., Inc.	32,840	2,694,522
Pfizer, Inc.	99,416	5,146,766
Relmada Therapeutics, Inc.*	1,496	40,377
Roche Holding AG	6,362	2,516,014
Royalty Pharma plc, Class A	21,021	818,978
Theseus Pharmaceuticals, Inc.(x)*	13,528	155,978
Zoetis, Inc.	3,454	651,390

		28,669,070

Total Health Care		210,323,719

Industrials (0.4%)
Industrial Conglomerates (0.4%)
General Electric Co.	9,023	825,604

Total Industrials		825,604

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Shimadzu Corp.	4,200	144,626

Total Information Technology		144,626

Materials (0.1%)
Chemicals (0.1%)
Ginkgo Bioworks Holdings, Inc.(x)*	53,863	217,068

Total Materials		217,068

Total Common Stocks (99.7%) (Cost $155,145,592)		213,161,382

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Progenics Pharmaceuticals, Inc., CVR(r)(x)* (Cost $—)	13,100	8,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
EQRx, Inc., expiring 12/20/26*	3,127	$2,533

Health Care Technology (0.0%)
Sema4 Holdings Corp., expiring 9/24/27*	3,332	2,299

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26*	1,418	2,892

Total Health Care		7,724

Total Warrants (0.0%) (Cost $—)		7,724

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.1%)
MetLife, Inc., 0.31%, dated 3/31/22, due 4/1/22, repurchase price $1,000,009, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/50; total market value $1,020,417.(xx)	$1,000,000	1,000,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $5,048,358, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $5,149,369.(xx)	5,048,316	5,048,316
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $700,008, collateralized by various Common Stocks; total market value $810,732.(xx)	700,000	700,000

Total Repurchase Agreements		6,748,316

Total Short-Term Investments (3.6%) (Cost $7,748,316)		7,748,316

Total Investments in Securities (103.3%) (Cost $162,893,908)		220,925,724
Other Assets Less Liabilities (-3.3%)		(7,145,255)

Net Assets (100%)		$213,780,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $365,050 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $8,120,916. This was collateralized by $776,318 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 11/15/51 and by cash of $7,748,316 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,038,001	$—	$—	$1,038,001
Financials	612,364	—	—	612,364
Health Care	202,154,334	8,169,385	—	210,323,719
Industrials	825,604	—	—	825,604
Information Technology	—	144,626	—	144,626
Materials	217,068	—	—	217,068
Rights
Health Care	—	—	8,302	8,302
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	6,748,316	—	6,748,316
Warrants
Health Care	4,832	2,892	—	7,724

Total Assets	$205,852,203	$15,065,219	$8,302	$220,925,724

Total Liabilities	$—	$—	$—	$—

Total	$205,852,203	$15,065,219	$8,302	$220,925,724

(a)	A security with a market value of $75,338 transferred from Level 3 to Level 1 at the end of the period due to observable market inputs.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,099,018
Aggregate gross unrealized depreciation	(13,812,452)

Net unrealized appreciation	$57,286,566

Federal income tax cost of investments in securities and derivative instruments, if applicable	$163,639,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Interactive Media & Services (1.6%)
Twitter, Inc.*	688,791	$26,649,324

Total Communication Services		26,649,324

Consumer Discretionary (7.2%)
Auto Components (2.0%)
Cie Generale des Etablissements Michelin SCA (ADR)	1,273,105	34,399,297

Household Durables (5.2%)
Lennar Corp., Class A	483,924	39,280,111
Sony Group Corp. (ADR)	466,773	47,942,255

		87,222,366

Total Consumer Discretionary		121,621,663

Consumer Staples (8.0%)
Beverages (4.1%)
Coca-Cola Co. (The)	619,815	38,428,530
Constellation Brands, Inc., Class A	133,566	30,762,921

		69,191,451

Food Products (1.7%)
Tyson Foods, Inc., Class A	329,887	29,567,772

Household Products (2.2%)
Procter & Gamble Co. (The)	240,194	36,701,643

Total Consumer Staples		135,460,866

Energy (4.0%)
Oil, Gas & Consumable Fuels (4.0%)
Coterra Energy, Inc.	1,511,050	40,753,019
Phillips 66	304,639	26,317,763

Total Energy		67,070,782

Financials (17.5%)
Banks (6.8%)
Commerce Bancshares, Inc.	318,586	22,807,572
Cullen/Frost Bankers, Inc.	237,717	32,902,410
Mitsubishi UFJ Financial Group, Inc. (ADR)	3,143,379	19,457,516
PNC Financial Services Group, Inc. (The)	211,256	38,966,169

		114,133,667

Capital Markets (5.3%)
Ameriprise Financial, Inc.	145,200	43,612,272
Blackstone, Inc.	364,583	46,280,166

		89,892,438

Consumer Finance (2.7%)
Capital One Financial Corp.	353,628	46,427,820

Insurance (2.7%)
Cincinnati Financial Corp.	330,572	44,944,569

Total Financials		295,398,494

Health Care (11.3%)
Biotechnology (2.3%)
Amgen, Inc.	163,693	39,584,241

Health Care Equipment & Supplies (4.2%)
Alcon, Inc.(x)	452,839	35,923,718
Medtronic plc	311,274	34,535,850

		70,459,568

Life Sciences Tools & Services (3.2%)
Danaher Corp.	185,559	54,430,022

Pharmaceuticals (1.6%)
Elanco Animal Health, Inc.*	1,014,944	26,479,889

Total Health Care		190,953,720

Industrials (10.2%)
Aerospace & Defense (2.1%)
General Dynamics Corp.	144,260	34,792,627

Industrial Conglomerates (2.3%)
Honeywell International, Inc.	198,449	38,614,206

Machinery (5.8%)
Oshkosh Corp.	257,650	25,932,473
Parker-Hannifin Corp.	145,553	41,302,119
Xylem, Inc.	360,058	30,698,545

		97,933,137

Total Industrials		171,339,970

Information Technology (17.2%)
IT Services (1.1%)
PayPal Holdings, Inc.*	161,446	18,671,230

Semiconductors & Semiconductor Equipment (5.4%)
Microchip Technology, Inc.	593,974	44,631,206
QUALCOMM, Inc.	304,977	46,606,585

		91,237,791

Software (10.7%)
Adobe, Inc.*	119,207	54,313,094
ANSYS, Inc.*	154,734	49,151,255
Microsoft Corp.	246,172	75,897,289

		179,361,638

Total Information Technology		289,270,659

Materials (9.9%)
Chemicals (7.2%)
Corteva, Inc.	999,278	57,438,500
Ecolab, Inc.	189,515	33,460,768
RPM International, Inc.	374,725	30,517,604

		121,416,872

Construction Materials (2.7%)
Martin Marietta Materials, Inc.	116,056	44,668,794

Total Materials		166,085,666

Real Estate (4.7%)
Equity Real Estate Investment Trusts (REITs) (4.7%)
Crown Castle International Corp. (REIT)	229,939	42,446,739
Equity LifeStyle Properties, Inc. (REIT)	247,900	18,959,392
Sun Communities, Inc. (REIT)	103,843	18,202,640

Total Real Estate		79,608,771

Utilities (5.0%)
Electric Utilities (2.5%)
Xcel Energy, Inc.	589,088	42,514,481

Gas Utilities (2.5%)
Atmos Energy Corp.	351,887	42,046,977

Total Utilities		84,561,458

Total Common Stocks (96.6%) (Cost $1,491,945,974)		1,628,021,373

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	$5,000,000
JPMorgan Prime Money Market Fund, IM Shares	2,653,434	2,653,965

Total Investment Companies		7,653,965

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Bank of Nova Scotia, 0.29%, dated 3/31/22, due 4/1/22, repurchase price $3,000,024, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.125%, maturing 4/21/22-5/15/50; total market value $3,060,001.(xx)	$3,000,000	3,000,000
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $12,772,499, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $13,027,858.(xx)	12,772,410	12,772,410
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $2,600,228, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $2,875,077.(xx)	2,600,000	2,600,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034.(xx)	2,000,000	2,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $3,000,033, collateralized by various Common Stocks; total market value $3,474,565.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		23,372,410

Total Short-Term Investments (1.8%) (Cost $31,026,109)		31,026,375

Total Investments in Securities (98.4%) (Cost $1,522,972,083)		1,659,047,748
Other Assets Less Liabilities (1.6%)		26,312,542

Net Assets (100%)		$1,685,360,290

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $27,282,222. This was collateralized by cash of $28,372,410 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$26,649,324	$—	$—	$26,649,324
Consumer Discretionary	121,621,663	—	—	121,621,663
Consumer Staples	135,460,866	—	—	135,460,866
Energy	67,070,782	—	—	67,070,782
Financials	295,398,494	—	—	295,398,494
Health Care	190,953,720	—	—	190,953,720
Industrials	171,339,970	—	—	171,339,970
Information Technology	289,270,659	—	—	289,270,659
Materials	166,085,666	—	—	166,085,666
Real Estate	79,608,771	—	—	79,608,771
Utilities	84,561,458	—	—	84,561,458
Short-Term Investments
Investment Companies	7,653,965	—	—	7,653,965
Repurchase Agreements	—	23,372,410	—	23,372,410

Total Assets	$1,635,675,338	$23,372,410	$—	$1,659,047,748

Total Liabilities	$—	$—	$—	$—

Total	$1,635,675,338	$23,372,410	$—	$1,659,047,748

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$207,918,189
Aggregate gross unrealized depreciation	(71,324,932)

Net unrealized appreciation	$136,593,257

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,522,454,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (86.3%)
Energy Equipment & Services (5.3%)
Schlumberger NV	85,954	$3,550,760
Tenaris SA	152,414	2,297,103
Tenaris SA (ADR)	17,677	531,548

		6,379,411

Oil, Gas & Consumable Fuels (81.0%)
ARC Resources Ltd.	139,282	1,865,041
BP plc	772,604	3,775,742
BP plc (ADR)	54,319	1,596,979
Cenovus Energy, Inc.	298,169	4,973,459
Chesapeake Energy Corp.(x)	60,636	5,275,332
Chevron Corp.	34,167	5,563,413
ConocoPhillips	53,962	5,396,200
Coterra Energy, Inc.	199,629	5,383,994
Enbridge, Inc.	100,062	4,606,302
EOG Resources, Inc.	33,963	4,049,409
Equinor ASA	148,026	5,554,401
Exxon Mobil Corp.	63,733	5,263,708
Hess Corp.	6,903	738,897
LUKOIL PJSC (ADR)(r)	41,176	—
Marathon Petroleum Corp.	67,897	5,805,194
Pembina Pipeline Corp.	25,363	952,926
Petroleo Brasileiro SA	396,128	2,939,520
Pioneer Natural Resources Co.	22,078	5,520,162
Shell plc	462,782	12,700,479
Shell plc (ADR)	2,241	123,098
TC Energy Corp. (New York Stock Exchange)(x)	19,277	1,087,608
TC Energy Corp. (Toronto Stock Exchange)(x)	34,744	1,959,604
TotalEnergies SE	113,172	5,742,206
TotalEnergies SE (ADR)(x)	62,307	3,148,996
Williams Cos., Inc. (The)	93,066	3,109,335

		97,132,005

Total Energy		103,511,416

Utilities (12.6%)
Electric Utilities (7.8%)
American Electric Power Co., Inc.	6,909	689,311
Avangrid, Inc.(x)	6,768	316,336
Constellation Energy Corp.	11,951	672,244
Duke Energy Corp.	10,904	1,217,541
Edison International	10,485	734,998
Enel SpA	97,111	648,512
Exelon Corp.	22,103	1,052,766
FirstEnergy Corp.	21,226	973,424
Iberdrola SA	72,311	787,058
NextEra Energy, Inc.	14,312	1,212,370
Southern Co. (The)	14,968	1,085,330

		9,389,890

Gas Utilities (0.1%)
China Gas Holdings Ltd.	90,002	114,913

Independent Power and Renewable Electricity Producers (1.5%)
China Longyuan Power Group Corp. Ltd., Class H	801,861	1,817,661

Multi-Utilities (3.2%)
CenterPoint Energy, Inc.	14,548	445,751
Engie SA	83,248	1,091,249
National Grid plc	53,885	827,657
RWE AG	14,087	614,451
Sempra Energy	5,065	851,528

		3,830,636

Total Utilities		15,153,100

Total Common Stocks (98.9%) (Cost $89,777,857)		118,664,516

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.4%)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/1/22, repurchase price $4,257,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $4,342,188.(xx)	$4,256,975	4,256,975
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $1,000,011, collateralized by various Common Stocks; total market value $1,158,188.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,256,975

Total Short-Term Investments (4.4%) (Cost $5,256,975)		5,256,975

Total Investments in Securities (103.3%) (Cost $95,034,832)		123,921,491
Other Assets Less Liabilities (-3.3%)		(3,940,122)

Net Assets (100%)		$119,981,369

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)	At March 31, 2022, the Portfolio had loaned securities with a total value of $5,009,864. This was collateralized by cash of $5,256,975 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Brazil	2.5%
Canada	12.9
China	1.6
France	8.3
Germany	0.5
Italy	0.5
Netherlands	10.7
Norway	4.6
Russia	0.0 #
Spain	0.7
United Kingdom	5.2
United States	55.8
Cash and Other	(3.3)

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Energy	$73,441,485	$30,069,931	$—	(b)	$103,511,416
Utilities	9,251,599	5,901,501	—		15,153,100
Short-Term Investments
Repurchase Agreements	—	5,256,975	—		5,256,975

Total Assets	$82,693,084	$41,228,407	$—		$123,921,491

Total Liabilities	$—	$—	$—		$—

Total	$82,693,084	$41,228,407	$—		$123,921,491

(a)	Securities with a market value of $0 transferred from Level 1 to Level 3 at the end of the period due to unobservable market inputs.

(b)	Value is zero.

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,371,122
Aggregate gross unrealized depreciation	(3,695,534)

Net unrealized appreciation	$28,675,588

Federal income tax cost of investments in securities and derivative instruments, if applicable	$95,245,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.0%)
Diversified Telecommunication Services (0.0%)
Cogent Communications Holdings, Inc.	2,600	$172,510
Iridium Communications, Inc.*	4,900	197,568

		370,078

Entertainment (1.3%)
Liberty Media Corp.-Liberty Formula One, Class C*	17,651	1,232,746
Live Nation Entertainment, Inc.*	13,886	1,633,549
Madison Square Garden Entertainment Corp.*	27,961	2,329,431
Madison Square Garden Sports Corp.*	18,320	3,285,875
Netflix, Inc.*	19,169	7,180,515
Playtika Holding Corp.*	10,127	195,755
Roku, Inc.*	3,400	425,918
Spotify Technology SA*	17,041	2,573,532
Take-Two Interactive Software, Inc.*	1,200	184,488
Walt Disney Co. (The)*	2,800	384,048
World Wrestling Entertainment, Inc., Class A(x)	33,979	2,121,649
Zynga, Inc., Class A*	300	2,772

		21,550,278

Interactive Media & Services (9.1%)
Alphabet, Inc., Class A*	22,139	61,576,308
Alphabet, Inc., Class C*	9,063	25,312,868
IAC/InterActiveCorp*	9,134	915,958
Match Group, Inc.*	57,833	6,288,760
Meta Platforms, Inc., Class A*	142,339	31,650,500
Pinterest, Inc., Class A*	16,300	401,143
Snap, Inc., Class A*	210,776	7,585,828
Twitter, Inc.*	198,554	7,682,054
Vimeo, Inc.*	3,734	44,360
ZoomInfo Technologies, Inc.*	147,300	8,799,702

		150,257,481

Media (1.6%)
Altice USA, Inc., Class A*	7,000	87,360
AMC Networks, Inc., Class A*	62,288	2,530,761
Cable One, Inc.	200	292,848
Charter Communications, Inc., Class A*	3,518	1,919,139
Comcast Corp., Class A	220,242	10,311,731
Discovery, Inc., Class A(x)*	103,311	2,574,510
Discovery, Inc., Class C*	27,953	697,987
Liberty Broadband Corp., Class A*	21,690	2,842,691
Liberty Broadband Corp., Class C*	18,696	2,529,943
Liberty Media Corp.-Liberty SiriusXM, Class C*	61,405	2,808,051
Nexstar Media Group, Inc., Class A	75	14,136

		26,609,157

Total Communication Services		198,786,994

Consumer Discretionary (13.4%)
Auto Components (0.0%)
Aptiv plc*	1,500	179,565
Fox Factory Holding Corp.*	1,300	127,335
QuantumScape Corp.(x)*	7,000	139,930

		446,830

Automobiles (2.4%)
Rivian Automotive, Inc., Class A(x)*	19,149	962,046
Tesla, Inc.*	36,569	39,406,754
Thor Industries, Inc.(x)	1,800	141,660

		40,510,460

Distributors (0.0%)
Pool Corp.	1,212	512,494

Diversified Consumer Services (0.0%)
2U, Inc.*	2,000	26,560
Chegg, Inc.*	4,800	174,144

		200,704

Hotels, Restaurants & Leisure (2.7%)
Airbnb, Inc., Class A*	44,900	7,712,024
Bloomin’ Brands, Inc.	6,400	140,416
Booking Holdings, Inc.*	2,198	5,161,893
Boyd Gaming Corp.	491	32,298
Caesars Entertainment, Inc.*	4,400	340,384
Chipotle Mexican Grill, Inc.*	7,040	11,137,491
Choice Hotels International, Inc.	1,600	226,816
Churchill Downs, Inc	1,400	310,492
Darden Restaurants, Inc.	2,600	345,670
Domino’s Pizza, Inc.	708	288,163
DraftKings, Inc., Class A(x)*	9,100	177,177
Expedia Group, Inc.*	4,200	821,814
Hilton Worldwide Holdings, Inc.*	5,500	834,570
Las Vegas Sands Corp.*	9,837	382,364
Marriott International, Inc., Class A*	30,610	5,379,708
McDonald’s Corp.	3,968	981,207
MGM Resorts International	116,730	4,895,656
Penn National Gaming, Inc.*	3,268	138,629
Red Rock Resorts, Inc., Class A	4,800	233,088
Scientific Games Corp.*	3,400	199,750
Starbucks Corp.	32,353	2,943,152
Travel + Leisure Co	3,300	191,202
Vail Resorts, Inc.	1,200	312,324
Wendy’s Co. (The)	9,500	208,715
Wyndham Hotels & Resorts, Inc	2,700	228,663
Wynn Resorts Ltd.*	3,158	251,819
Yum China Holdings, Inc.	4,100	170,314

		44,045,799

Household Durables (0.1%)
DR Horton, Inc.	4,100	305,491
Helen of Troy Ltd.*	1,000	195,840
NVR, Inc.*	100	446,727
PulteGroup, Inc.	3,700	155,030
Tempur Sealy International, Inc.	5,400	150,768
Toll Brothers, Inc.	3,500	164,570

		1,418,426

Internet & Direct Marketing Retail (4.6%)
Amazon.com, Inc.*	21,153	68,957,723
Coupang, Inc.*	37,074	655,468
DoorDash, Inc., Class A*	9,852	1,154,556
eBay, Inc.	20,300	1,162,378
Etsy, Inc.*	27,400	3,405,272
Stitch Fix, Inc., Class A*	3,300	33,231
Wayfair, Inc., Class A(x)*	1,200	132,936

		75,501,564

Leisure Products (0.1%)
Brunswick Corp.	2,100	169,869
Mattel, Inc.*	10,800	239,868
Peloton Interactive, Inc., Class A*	57,160	1,510,167
YETI Holdings, Inc.*	3,300	197,934

		2,117,838

Multiline Retail (0.3%)
Dollar General Corp.	13,123	2,921,574
Nordstrom, Inc.	5,700	154,527
Target Corp.	6,700	1,421,874

		4,497,975

Specialty Retail (1.7%)
American Eagle Outfitters, Inc.(x)	5,400	90,720
AutoZone, Inc.*	91	186,057
Bath & Body Works, Inc.	4,100	195,980
Best Buy Co., Inc.	1,800	163,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Burlington Stores, Inc.*	1,800	$327,906
Carvana Co.(x)*	10,558	1,259,464
Five Below, Inc.*	2,400	380,088
Floor & Decor Holdings, Inc., Class A*	3,600	291,600
GameStop Corp., Class A(x)*	1,800	299,844
Home Depot, Inc. (The)	41,564	12,441,352
Leslie’s, Inc.*	8,133	157,455
Lithia Motors, Inc.	600	180,072
Lowe’s Cos., Inc.	18,962	3,833,927
O’Reilly Automotive, Inc.*	596	408,236
Petco Health & Wellness Co., Inc.(x)*	98	1,918
RH*	500	163,045
Ross Stores, Inc.	41,796	3,780,866
TJX Cos., Inc. (The)	35,986	2,180,032
Tractor Supply Co.	3,328	776,655
Ulta Beauty, Inc.*	1,604	638,745
Victoria’s Secret & Co.*	1,366	70,157
Vroom, Inc.*	4,700	12,502
Williams-Sonoma, Inc.	1,600	232,000

		28,072,241

Textiles, Apparel & Luxury Goods (1.5%)
Columbia Sportswear Co.	2,000	181,060
Crocs, Inc.*	2,100	160,440
Deckers Outdoor Corp.*	600	164,262
Hanesbrands, Inc.	10,800	160,812
Lululemon Athletica, Inc.*	35,494	12,963,474
NIKE, Inc., Class B	78,373	10,545,871
Skechers USA, Inc., Class A*	4,100	167,116
Tapestry, Inc.	4,700	174,605
VF Corp.	6,204	352,759

		24,870,399

Total Consumer Discretionary		222,194,730

Consumer Staples (1.9%)
Beverages (0.7%)
Boston Beer Co., Inc. (The), Class A*	400	155,388
Brown-Forman Corp., Class B	2,710	181,624
Coca-Cola Co. (The)	77,096	4,779,952
Monster Beverage Corp.*	11,473	916,693
PepsiCo, Inc.	33,018	5,526,553

		11,560,210

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	18,686	10,760,333
Performance Food Group Co.*	3,900	198,549
Sysco Corp.	14,566	1,189,314

		12,148,196

Food Products (0.1%)
Darling Ingredients, Inc.*	241	19,371
Hershey Co. (The)	3,538	766,437
Kellogg Co.	3,300	212,817
Lamb Weston Holdings, Inc.	3,200	191,712
Lancaster Colony Corp.	1,300	193,895

		1,384,232

Household Products (0.1%)
Church & Dwight Co., Inc.	361	35,876
Clorox Co. (The)	3,784	526,090
Colgate-Palmolive Co.	13,200	1,000,956
Kimberly-Clark Corp.	5,100	628,116

		2,191,038

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	6,882	1,874,106
Olaplex Holdings, Inc.*	7,600	118,788

		1,992,894

Tobacco (0.1%)
Altria Group, Inc.	30,725	1,605,381

Total Consumer Staples		30,881,951

Energy (0.4%)
Energy Equipment & Services (0.0%)
Halliburton Co.	6,520	246,912

Oil, Gas & Consumable Fuels (0.4%)
Cheniere Energy, Inc.	7,200	998,280
ConocoPhillips	34,890	3,489,000
Continental Resources, Inc.	3,388	207,786
Diamondback Energy, Inc.	2,600	356,408
EOG Resources, Inc.	2,300	274,229
Hess Corp.	2,300	246,192
Occidental Petroleum Corp.	6,500	368,810
Ovintiv, Inc.	410	22,169
Pioneer Natural Resources Co.	2,900	725,087
Southwestern Energy Co.*	28,300	202,911
Texas Pacific Land Corp.	200	270,422

		7,161,294

Total Energy		7,408,206

Financials (2.0%)
Banks (0.0%)
Citizens Financial Group, Inc.	4,300	194,919
First Financial Bankshares, Inc.	4,800	211,776
Western Alliance Bancorp	2,100	173,922

		580,617

Capital Markets (1.6%)
Ameriprise Financial, Inc.	1,900	570,684
Ares Management Corp.	5,300	430,519
Blackstone, Inc.	20,300	2,576,882
Brookfield Asset Management, Inc., Class A	77,280	4,371,730
Charles Schwab Corp. (The)	34,840	2,937,360
Cohen & Steers, Inc.	24,500	2,104,305
FactSet Research Systems, Inc.	976	423,730
Goldman Sachs Group, Inc. (The)	600	198,060
LPL Financial Holdings, Inc.	2,400	438,432
MarketAxess Holdings, Inc.	2,324	790,625
Moody’s Corp.	4,497	1,517,333
Morgan Stanley	28,380	2,480,412
Morningstar, Inc.	800	218,536
MSCI, Inc.	1,669	839,307
Raymond James Financial, Inc.	2,065	226,964
S&P Global, Inc.	13,579	5,569,834
T. Rowe Price Group, Inc.	2,744	414,865

		26,109,578

Consumer Finance (0.2%)
American Express Co.	11,020	2,060,740
Credit Acceptance Corp.*	16	8,806
Discover Financial Services	5,000	550,950
Synchrony Financial	4,100	142,721

		2,763,217

Diversified Financial Services (0.0%)
Apollo Global Management, Inc.	6,900	427,731

Insurance (0.2%)
Aon plc, Class A	3,959	1,289,169
Arch Capital Group Ltd.*	5,200	251,784
Erie Indemnity Co., Class A	1,100	193,743
Lincoln National Corp.	3,200	209,152
Markel Corp.*	200	295,048
Marsh & McLennan Cos., Inc.	1,801	306,927

		2,545,823

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A(x)	12,300	$136,776

Total Financials		32,563,742

Health Care (11.9%)
Biotechnology (3.4%)
AbbVie, Inc.	84,032	13,622,428
ACADIA Pharmaceuticals, Inc.*	4,400	106,568
Allogene Therapeutics, Inc.*	4,700	42,817
Alnylam Pharmaceuticals, Inc.*	3,500	571,515
Amgen, Inc.	12,920	3,124,314
Amicus Therapeutics, Inc.*	11,000	104,170
Arrowhead Pharmaceuticals, Inc.*	3,800	174,762
Ascendis Pharma A/S (ADR)*	42,380	4,973,717
Biogen, Inc.*	28,054	5,908,172
ChemoCentryx, Inc.*	3,600	90,252
Clovis Oncology, Inc.(x)*	5,800	11,716
CureVac NV(x)*	3,500	68,635
Deciphera Pharmaceuticals, Inc.*	3,200	29,664
Denali Therapeutics, Inc.*	2,700	86,859
Exact Sciences Corp.*	5,127	358,480
Exelixis, Inc.*	8,600	194,962
Fate Therapeutics, Inc.*	3,000	116,310
FibroGen, Inc.*	3,200	38,464
Heron Therapeutics, Inc.(x)*	6,100	34,892
Horizon Therapeutics plc*	2,100	220,941
Incyte Corp.*	4,692	372,639
Intellia Therapeutics, Inc.*	2,000	145,340
Ionis Pharmaceuticals, Inc.*	66,182	2,451,381
Iovance Biotherapeutics, Inc.*	7,000	116,550
Ironwood Pharmaceuticals, Inc.*	8,500	106,930
Karuna Therapeutics, Inc.*	1,900	240,901
Ligand Pharmaceuticals, Inc.*	913	102,703
Madrigal Pharmaceuticals, Inc.*	600	58,872
Moderna, Inc.*	10,100	1,739,826
Natera, Inc.*	2,200	89,496
Neurocrine Biosciences, Inc.*	3,946	369,938
Novavax, Inc.(x)*	2,200	162,030
PTC Therapeutics, Inc.*	3,800	141,778
Puma Biotechnology, Inc.*	4,600	13,248
Radius Health, Inc.*	2,600	22,958
Regeneron Pharmaceuticals, Inc.*	332	231,876
REGENXBIO, Inc.*	2,500	82,975
Sana Biotechnology, Inc.(x)*	801	6,616
Sangamo Therapeutics, Inc.*	1,980	11,504
Sarepta Therapeutics, Inc.*	3,300	257,796
Seagen, Inc.*	4,000	576,200
Twist Bioscience Corp.*	1,500	74,070
Ultragenyx Pharmaceutical, Inc.*	34,870	2,532,259
Vertex Pharmaceuticals, Inc.*	63,724	16,630,052
Vir Biotechnology, Inc.*	4,200	108,024
Xencor, Inc.*	4,700	125,396

		56,650,996

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	25,900	3,065,524
ABIOMED, Inc.*	1,248	413,388
Accuray, Inc.*	2,250	7,447
Align Technology, Inc.*	2,420	1,055,120
Atrion Corp.	66	47,058
Becton Dickinson and Co.	5,940	1,580,040
Dexcom, Inc.*	25,360	12,974,176
Edwards Lifesciences Corp.*	17,366	2,044,326
Globus Medical, Inc., Class A*	2,700	199,206
Haemonetics Corp.*	2,000	126,440
IDEXX Laboratories, Inc.*	2,600	1,422,356
Insulet Corp.*	17,537	4,671,681
Intuitive Surgical, Inc.*	23,512	7,093,100
iRhythm Technologies, Inc.*	1,800	283,446
LivaNova plc*	1,800	147,294
Masimo Corp.*	1,000	145,540
Merit Medical Systems, Inc.*	3,700	246,124
Neogen Corp.*	4,400	135,696
Nevro Corp.*	1,100	79,563
Novocure Ltd.*	3,100	256,835
NuVasive, Inc.*	2,100	119,070
Penumbra, Inc.*	1,200	266,556
ResMed, Inc.	3,679	892,194
Shockwave Medical, Inc.*	1,000	207,360
STAAR Surgical Co.*	1,400	111,874
STERIS plc	940	227,264
Stryker Corp.	20,563	5,497,518
Teleflex, Inc.	500	177,415

		43,493,611

Health Care Providers & Services (2.4%)
agilon health, Inc.*	4,800	121,680
Amedisys, Inc.*	1,300	223,977
Cardinal Health, Inc.	5,100	289,170
Chemed Corp.	500	253,275
Cigna Corp.	20,965	5,023,424
CorVel Corp.*	924	155,639
Encompass Health Corp.	2,900	206,219
Guardant Health, Inc.*	31,410	2,080,598
HCA Healthcare, Inc.	9,183	2,301,443
HealthEquity, Inc.*	3,200	215,808
Humana, Inc.	12,515	5,446,152
Invitae Corp.*	7,400	58,978
LHC Group, Inc.*	1,000	168,600
McKesson Corp.	1,043	319,294
Oak Street Health, Inc.(x)*	3,900	104,832
Select Medical Holdings Corp.	7,500	179,925
Tenet Healthcare Corp.*	353	30,344
UnitedHealth Group, Inc.	43,072	21,965,428

		39,144,786

Health Care Technology (0.2%)
Certara, Inc.*	692	14,864
Doximity, Inc., Class A*	26,600	1,385,594
Multiplan Corp.(x)*	21,500	100,620
Omnicell, Inc.*	1,650	213,659
Schrodinger, Inc.*	2,500	85,300
Veeva Systems, Inc., Class A*	4,200	892,332

		2,692,369

Life Sciences Tools & Services (2.4%)
10X Genomics, Inc., Class A*	19,700	1,498,579
Adaptive Biotechnologies Corp.*	4,889	67,859
Agilent Technologies, Inc.	8,100	1,071,873
Avantor, Inc.*	75,675	2,559,329
Bio-Rad Laboratories, Inc., Class A*	4,870	2,742,930
Bio-Techne Corp.	1,100	476,344
Bruker Corp.	3,100	199,330
Charles River Laboratories International, Inc.*	13,000	3,691,610
Danaher Corp.	27,700	8,125,241
ICON plc*	16,970	4,127,443
Illumina, Inc.*	4,572	1,597,457
IQVIA Holdings, Inc.*	2,800	647,388
Maravai LifeSciences Holdings, Inc., Class A*	6,719	236,979
Medpace Holdings, Inc.*	1,100	179,949
Mettler-Toledo International, Inc.*	720	988,697
Pacific Biosciences of California, Inc.*	6,400	58,240
Repligen Corp.*	35,900	6,752,431
Sotera Health Co.*	9,561	207,091
Syneos Health, Inc.*	369	29,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Thermo Fisher Scientific, Inc.	6,115	$3,611,825
Waters Corp.*	1,700	527,663
West Pharmaceutical Services, Inc.	2,300	944,633

		40,342,762

Pharmaceuticals (0.9%)
Aerie Pharmaceuticals, Inc.*	2,800	25,480
Amneal Pharmaceuticals, Inc.*	10,300	42,951
Catalent, Inc.*	1,800	199,620
Eli Lilly and Co.	39,434	11,292,714
Innoviva, Inc.*	3,432	66,409
Reata Pharmaceuticals, Inc., Class A(x)*	1,200	39,312
Royalty Pharma plc, Class A	5,100	198,696
Zoetis, Inc.	13,447	2,535,970

		14,401,152

Total Health Care		196,725,676

Industrials (4.4%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	2,300	316,779
BWX Technologies, Inc.	3,600	193,896
HEICO Corp.	1,600	245,664
HEICO Corp., Class A	1,520	192,782
Howmet Aerospace, Inc.	5,900	212,046
L3Harris Technologies, Inc.	25,087	6,233,367
Lockheed Martin Corp.	5,930	2,617,502
Northrop Grumman Corp.	500	223,610
TransDigm Group, Inc.*	9,682	6,308,210
Virgin Galactic Holdings, Inc.(x)*	4,900	48,412

		16,592,268

Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc.	3,254	335,683
FedEx Corp.	3,200	740,448
GXO Logistics, Inc.*	2,400	171,216
United Parcel Service, Inc., Class B	20,355	4,365,333

		5,612,680

Airlines (0.0%)
Delta Air Lines, Inc.*	19,100	755,787

Building Products (0.5%)
AAON, Inc.	2,449	136,483
Advanced Drainage Systems, Inc.	1,700	201,977
Allegion plc	2,945	323,302
Armstrong World Industries, Inc.	2,100	189,021
Carrier Global Corp.	13,700	628,419
Fortune Brands Home & Security, Inc.	2,100	155,988
Johnson Controls International plc	80,303	5,265,468
Trane Technologies plc	3,500	534,450
Trex Co., Inc.*	5,000	326,650

		7,761,758

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	156,400
Cimpress plc*	1,300	82,667
Cintas Corp.	2,372	1,009,025
Copart, Inc.*	6,430	806,772
IAA, Inc.*	4,000	153,000
Rollins, Inc.	5,900	206,795
Tetra Tech, Inc.	2,200	362,868
Waste Management, Inc.	2,400	380,400

		3,157,927

Construction & Engineering (0.0%)
WillScot Mobile Mini Holdings Corp.*	6,000	234,780

Electrical Equipment (0.4%)
AMETEK, Inc.	28,920	3,851,565
Array Technologies, Inc.*	185	2,085
EnerSys	2,200	164,054
Generac Holdings, Inc.*	1,700	505,342
Plug Power, Inc.*	16,500	472,065
Rockwell Automation, Inc.	2,434	681,593
Vertiv Holdings Co.	8,400	117,600

		5,794,304

Industrial Conglomerates (0.1%)
3M Co.	2,490	370,711
Honeywell International, Inc.	4,500	875,610

		1,246,321

Machinery (0.7%)
AGCO Corp.	1,600	233,648
Allison Transmission Holdings, Inc.	5,900	231,634
Caterpillar, Inc.	13,119	2,923,175
Deere & Co.	7,843	3,258,453
Donaldson Co., Inc.	3,200	166,176
Graco, Inc.	4,326	301,609
Illinois Tool Works, Inc.	8,404	1,759,798
Ingersoll Rand, Inc.	38,816	1,954,386
Lincoln Electric Holdings, Inc.	1,700	234,277
Middleby Corp. (The)*	1,200	196,728
Nordson Corp.	947	215,045
Parker-Hannifin Corp.	700	198,632
Toro Co. (The)	3,044	260,231
Welbilt, Inc.*	8,200	194,750
Xylem, Inc.	3,500	298,410

		12,426,952

Professional Services (0.2%)
ASGN, Inc.*	2,300	268,433
Booz Allen Hamilton Holding Corp.	5,200	456,768
CoStar Group, Inc.*	9,420	627,466
Equifax, Inc.	1,416	335,733
Exponent, Inc.	2,352	254,134
Insperity, Inc.	1,900	190,798
Robert Half International, Inc.	2,900	331,122
TransUnion	5,400	558,036
Verisk Analytics, Inc.	2,968	637,022

		3,659,512

Road & Rail (0.9%)
JB Hunt Transport Services, Inc.	1,700	341,343
Lyft, Inc., Class A*	76,640	2,942,976
Old Dominion Freight Line, Inc.	2,650	791,502
Saia, Inc.*	800	195,056
TuSimple Holdings, Inc., Class A(x)*	3,500	42,700
Uber Technologies, Inc.*	41,200	1,470,016
Union Pacific Corp.	30,734	8,396,836
XPO Logistics, Inc.*	2,400	174,720

		14,355,149

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	2,600	266,916
Fastenal Co.	17,504	1,039,738
SiteOne Landscape Supply, Inc.*	900	145,521
United Rentals, Inc.*	700	248,647
WW Grainger, Inc.	1,207	622,558

		2,323,380

Total Industrials		73,920,818

Information Technology (38.9%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	6,000	833,880
Plantronics, Inc.*	2,400	94,560
Ubiquiti, Inc.(x)	700	203,812

		1,132,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	45,374	$3,418,931
CDW Corp.	4,400	787,116
Cognex Corp.	5,104	393,773
Corning, Inc.	7,700	284,207
II-VI, Inc.*	2,700	195,723
IPG Photonics Corp.*	1,300	142,688
Jabil, Inc.	3,500	216,055
Keysight Technologies, Inc.*	2,800	442,316
TE Connectivity Ltd.	78,101	10,229,669
Zebra Technologies Corp., Class A*	1,800	744,660

		16,855,138

IT Services (6.3%)
Accenture plc, Class A	14,381	4,849,705
Affirm Holdings, Inc.(x)*	13,231	612,331
Automatic Data Processing, Inc.	11,587	2,636,506
Block, Inc.*	73,016	9,900,970
Broadridge Financial Solutions, Inc.	3,600	560,556
Cass Information Systems, Inc.	525	19,378
Cloudflare, Inc., Class A*	41,700	4,991,490
DigitalOcean Holdings, Inc.*	2,900	167,765
EPAM Systems, Inc.*	1,700	504,237
Euronet Worldwide, Inc.*	1,400	182,210
Fidelity National Information Services, Inc.	29,630	2,975,445
Fiserv, Inc.*	40,641	4,120,997
FleetCor Technologies, Inc.*	806	200,742
Gartner, Inc.*	2,711	806,414
Genpact Ltd.	4,400	191,444
Global Payments, Inc.	25,286	3,460,136
Globant SA*	1,600	419,312
GoDaddy, Inc., Class A*	2,300	192,510
Hackett Group, Inc. (The)	2,178	50,225
Jack Henry & Associates, Inc.	1,228	241,977
Mastercard, Inc., Class A	53,041	18,955,793
MAXIMUS, Inc.	2,900	217,355
MongoDB, Inc.*	35,576	15,781,158
Okta, Inc.*	3,600	543,456
Paychex, Inc.	7,873	1,074,428
PayPal Holdings, Inc.*	43,573	5,039,217
Shift4 Payments, Inc., Class A(x)*	2,000	123,860
Snowflake, Inc., Class A*	8,601	1,970,747
StoneCo Ltd., Class A*	8,500	99,450
Twilio, Inc., Class A*	1,400	230,734
Visa, Inc., Class A	101,900	22,598,363
Western Union Co. (The)	9,600	179,904
WEX, Inc.*	1,000	178,450
Wix.com Ltd.*	1,600	167,136

		104,244,401

Semiconductors & Semiconductor Equipment (7.5%)
Advanced Micro Devices, Inc.*	60,688	6,635,626
Allegro MicroSystems, Inc.*	508	14,427
Analog Devices, Inc.	6,662	1,100,429
Applied Materials, Inc.	48,890	6,443,702
ASML Holding NV (Registered) (NYRS)	5,165	3,449,859
Broadcom, Inc.	36,581	23,034,324
Enphase Energy, Inc.*	35,300	7,122,834
Entegris, Inc.	4,700	616,922
GLOBALFOUNDRIES, Inc.(x)*	774	48,313
KLA Corp.	4,300	1,574,058
Lam Research Corp.	4,100	2,204,201
Lattice Semiconductor Corp.*	5,700	347,415
Marvell Technology, Inc.	110,100	7,895,271
Microchip Technology, Inc.	59,206	4,448,739
Micron Technology, Inc.	4,600	358,294
MKS Instruments, Inc.	1,800	270,000
Monolithic Power Systems, Inc.	1,300	631,384
NVE Corp.	164	8,933
NVIDIA Corp.	123,825	33,786,890
NXP Semiconductors NV	2,500	462,700
ON Semiconductor Corp.*	6,800	425,748
QUALCOMM, Inc.	61,505	9,399,194
Skyworks Solutions, Inc.	2,300	306,544
Synaptics, Inc.*	1,000	199,500
Teradyne, Inc.	5,200	614,796
Texas Instruments, Inc.	17,081	3,134,022
Universal Display Corp.	1,518	253,430
Wolfspeed, Inc.*	91,740	10,445,516

		125,233,071

Software (16.8%)
8x8, Inc.*	6,300	79,317
Adobe, Inc.*	13,252	6,037,876
American Software, Inc., Class A	192	4,001
Anaplan, Inc.*	4,000	260,200
ANSYS, Inc.*	1,100	349,415
Appfolio, Inc., Class A*	1,300	147,173
Appian Corp.*	1,500	91,230
Asana, Inc., Class A(x)*	3,400	135,898
Aspen Technology, Inc.*	2,000	330,740
Atlassian Corp. plc, Class A*	46,674	13,714,222
Autodesk, Inc.*	48,158	10,322,667
Avalara, Inc.*	34,900	3,472,899
Bentley Systems, Inc., Class B	4,000	176,720
Bill.com Holdings, Inc.*	20,317	4,607,693
Blackbaud, Inc.*	1,300	77,831
C3.ai, Inc., Class A(x)*	539	12,235
Cadence Design Systems, Inc.*	8,605	1,415,178
Citrix Systems, Inc.	1,467	148,020
CommVault Systems, Inc.*	2,600	172,510
Coupa Software, Inc.*	2,900	294,727
Crowdstrike Holdings, Inc., Class A*	87,662	19,906,287
Datadog, Inc., Class A*	82,600	12,511,422
Digital Turbine, Inc.*	3,500	153,335
DocuSign, Inc.*	35,160	3,766,339
Dolby Laboratories, Inc., Class A	20,246	1,583,642
DoubleVerify Holdings, Inc.*	4,600	115,782
Dropbox, Inc., Class A*	8,900	206,925
Dynatrace, Inc.*	6,642	312,838
Elastic NV*	2,400	213,480
Envestnet, Inc.*	2,800	208,432
Everbridge, Inc.*	1,300	56,732
Fair Isaac Corp.*	900	419,814
Five9, Inc.*	2,400	264,960
Fortinet, Inc.*	22,237	7,599,272
HashiCorp, Inc., Class A(x)*	4,410	238,140
HubSpot, Inc.*	12,300	5,841,762
Informatica, Inc., Class A(x)*	6,200	122,388
Intuit, Inc.	28,385	13,648,643
JFrog Ltd.*	473	12,747
LivePerson, Inc.*	630	15,385
Mandiant Corp.*	1,929	43,036
Manhattan Associates, Inc.*	1,500	208,065
Microsoft Corp.#	327,605	101,003,898
New Relic, Inc.*	1,900	127,072
NortonLifeLock, Inc.	8,400	222,768
Nutanix, Inc., Class A*	5,700	152,874
OneSpan, Inc.*	1,452	20,967
Oracle Corp.	42,259	3,496,087
Palantir Technologies, Inc., Class A*	48,500	665,905
Palo Alto Networks, Inc.*	24,300	15,126,993
Paycom Software, Inc.*	1,500	519,570
Paylocity Holding Corp.*	1,500	308,655
Pegasystems, Inc.	1,400	112,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Procore Technologies, Inc.*	2,800	$162,288
PTC, Inc.*	3,300	355,476
Q2 Holdings, Inc.*	2,400	147,960
RingCentral, Inc., Class A*	2,500	293,025
salesforce.com, Inc.*	50,157	10,649,334
SentinelOne, Inc., Class A*	25,375	983,028
ServiceNow, Inc.*	28,045	15,617,980
Splunk, Inc.*	5,034	748,103
Synopsys, Inc.*	9,637	3,211,723
Trade Desk, Inc. (The), Class A*	25,019	1,732,566
Tyler Technologies, Inc.*	1,046	465,355
UiPath, Inc., Class A*	14,158	305,671
Unity Software, Inc.*	18,522	1,837,568
Varonis Systems, Inc.*	4,200	199,668
VMware, Inc., Class A	3,062	348,670
Workday, Inc., Class A*	25,108	6,012,362
Zendesk, Inc.*	28,980	3,486,004
Zoom Video Communications, Inc.,
Class A*	6,400	750,272
Zscaler, Inc.*	2,500	603,200

		278,967,930

Technology Hardware, Storage & Peripherals (7.2%)
Apple, Inc.	620,681	108,377,110
Dell Technologies, Inc., Class C*	4,000	200,760
HP, Inc.	12,900	468,270
NetApp, Inc.	5,300	439,900
Pure Storage, Inc., Class A*	7,300	257,763
Seagate Technology Holdings plc	69,036	6,206,336
Western Digital Corp.*	55,511	2,756,121

		118,706,260

Total Information Technology		645,139,052

Materials (0.7%)
Chemicals (0.3%)
Axalta Coating Systems Ltd.*	6,500	159,770
Celanese Corp.	1,300	185,731
Dow, Inc.	3,200	203,904
Ecolab, Inc.	6,540	1,154,703
FMC Corp.	2,100	276,297
LyondellBasell Industries NV, Class A	1,900	195,358
PPG Industries, Inc.	3,000	393,210
RPM International, Inc.	2,278	185,520
Scotts Miracle-Gro Co. (The)	1,200	147,552
Sherwin-Williams Co. (The)	7,018	1,751,833
Westlake Corp.	186	22,953

		4,676,831

Containers & Packaging (0.0%)
Avery Dennison Corp.	1,800	313,146
Ball Corp.	2,800	252,000
Crown Holdings, Inc.	2,000	250,180
Sealed Air Corp.	3,400	227,664

		1,042,990

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	116,353	5,787,398
Southern Copper Corp.	3,200	242,880
Steel Dynamics, Inc.	3,300	275,319

		6,305,597

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	100	6,212

Total Materials		12,031,630

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	13,067	3,282,692
Crown Castle International Corp. (REIT)	12,832	2,368,787
EastGroup Properties, Inc. (REIT)	1,100	223,608
Equinix, Inc. (REIT)	1,907	1,414,269
Equity LifeStyle Properties, Inc. (REIT)	3,316	253,608
Iron Mountain, Inc. (REIT)	6,100	338,001
Lamar Advertising Co. (REIT), Class A	2,200	255,596
Public Storage (REIT)	3,719	1,451,451
Ryman Hospitality Properties, Inc. (REIT)*	2,400	222,648
SBA Communications Corp. (REIT)	666	229,171
Simon Property Group, Inc. (REIT)	8,162	1,073,793

		11,113,624

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,000	183,040
Cushman & Wakefield plc*	10,700	219,457
Zillow Group, Inc., Class C*	4,900	241,521

		644,018

Total Real Estate		11,757,642

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	6,200	237,832

Total Utilities		237,832

Total Common Stocks (86.3%) (Cost $653,453,667)		1,431,648,273

EXCHANGE TRADED FUNDS (ETF):
Equity (7.2%)
iShares Russell 1000 Growth ETF(x)	108,117	30,016,523
Vanguard Growth ETF(x)	208,472	59,956,547
Vanguard Russell 1000 Growth ETF(x)	420,466	30,004,454

Total Exchange Traded Funds (7.2%) (Cost $106,664,402)		119,977,524

SHORT-TERM INVESTMENTS:
Investment Company (4.6%)
JPMorgan Prime Money Market Fund, IM Shares	75,476,968	75,492,063

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $10,160,282, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $10,363,415.(xx)	$10,160,211	10,160,211
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $3,500,306, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $3,870,295.(xx)	3,500,000	3,500,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $15,000,625, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $15,300,259.(xx)	$15,000,000	$15,000,000
Societe Generale SA, 0.27%, dated 3/31/22, due 4/7/22, repurchase price $1,000,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 5/19/22-2/15/50; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		29,660,211

Total Short-Term Investments (6.4%) (Cost $105,163,162)		105,152,274

Total Investments in Securities (99.9%) (Cost $865,281,231)		1,656,778,071
Other Assets Less Liabilities (0.1%)		2,315,837

Net Assets (100%)		$1,659,093,908

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,016,060.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $29,008,215. This was collateralized by $496,585 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 8/15/51 and by cash of $29,660,211 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	95	6/2022	USD	28,250,625	2,416,120
S&P 500 E-Mini Index	162	6/2022	USD	36,699,075	2,273,600
S&P Midcap 400 E-Mini Index	56	6/2022	USD	15,059,520	585,372

					5,275,092

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$198,786,994	$—	$—	$198,786,994
Consumer Discretionary	222,194,730	—	—	222,194,730
Consumer Staples	30,881,951	—	—	30,881,951
Energy	7,408,206	—	—	7,408,206
Financials	32,563,742	—	—	32,563,742
Health Care	196,725,676	—	—	196,725,676
Industrials	73,920,818	—	—	73,920,818
Information Technology	645,139,052	—	—	645,139,052
Materials	12,031,630	—	—	12,031,630
Real Estate	11,757,642	—	—	11,757,642
Utilities	237,832	—	—	237,832
Exchange Traded Funds	119,977,524	—	—	119,977,524
Futures	5,275,092	—	—	5,275,092
Short-Term Investments
Investment Company	75,492,063	—	—	75,492,063
Repurchase Agreements	—	29,660,211	—	29,660,211

Total Assets	$1,632,392,952	$29,660,211	$—	$1,662,053,163

Total Liabilities	$—	$—	$—	$—

Total	$1,632,392,952	$29,660,211	$—	$1,662,053,163

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$826,941,085
Aggregate gross unrealized depreciation	(35,074,135)

Net unrealized appreciation	$791,866,950

Federal income tax cost of investments in securities and derivative instruments, if applicable	$870,186,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.0%)
AASET Trust,
Series 2020-1A A
3.351%, 1/16/40§	$784,803	$690,474
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C
0.797%, 1/25/37(l)	1,389,263	980,537
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§	241,194	235,045
Series 2017-1 AA
3.300%, 1/15/30§	16,416	15,598
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	750,000	694,190
Series 2021-1A B
2.482%, 8/15/46§	500,000	462,807
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25	227,698	215,260
Series 2013-2 A
4.950%, 1/15/23	10,654	10,508
Series 2015-2 AA
3.600%, 9/22/27	85,894	82,978
Series 2015-2 B
4.400%, 9/22/23	99,266	96,685
Series 2016-1 B
5.250%, 1/15/24	1,013	989
Series 2016-2 B
4.375%, 6/15/24§	33,000	31,856
Series 2016-3 AA
3.000%, 10/15/28	235,408	219,344
Series 2017-1 B
4.950%, 2/15/25	8,411	7,974
Series 2019-1 A
3.500%, 2/15/32	445,786	397,864
Series 2019-1 AA
3.150%, 2/15/32	66,868	62,777
Series 2019-1 B
3.850%, 2/15/28	64,839	58,424
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§	3,000,000	2,752,097
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A
1.331%, 1/15/31(l)§	491,101	487,626
BDS Ltd.,
Series 2019-FL4 B
2.191%, 8/15/36(l)§	145,000	143,242
BHG Securitization Trust,
Series 2022-A C
3.080%, 2/20/35§	187,000	179,048
Blackbird Capital Aircraft,
Series 2021-1A B
3.446%, 7/15/46§	721,540	598,843
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-1A A1R2
1.394%, 4/20/34(l)§	500,000	494,374
Carvana Auto Receivables Trust,
Series 2022-P1 A1
1.218%, 4/10/23	600,000	599,813
CLNC Ltd.,
Series 2019-FL1 B
2.064%, 8/20/35(l)§	145,000	142,826
CPS Auto Receivables Trust,
Series 2021-A D
1.160%, 12/15/26§	750,000	723,930
Series 2021-A E
2.530%, 3/15/28§	500,000	472,179
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A
5.898%, 5/25/37(l)	5,220,269	1,644,220
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	900,000	833,614
Delta Air Lines Pass- Through Trust,
Series 2020-1 AA
2.000%, 6/10/28	45,515	41,508
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2
3.668%, 10/25/49§	490,000	474,216
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A
5.250%, 5/30/23§	298,326	297,847
Elevation CLO Ltd.,
Series 2018-9A A1
1.361%, 7/15/31(l)§	500,000	494,682
FS RIALTO,
Series 2021-FL2 A
1.651%, 5/16/38(l)§	350,000	346,145
Generate CLO 9 Ltd.,
Series 9A A
1.326%, 10/20/34(l)§	500,000	493,799
GLS Auto Receivables Trust,
Series 2022-1A A
1.980%, 8/15/25§	700,000	697,063
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A
2.100%, 5/20/48§	720,314	662,505
Series 2021-5CS B
2.560%, 10/20/48§	400,000	367,271
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 B
1.997%, 9/15/37(l)§	145,000	143,061
GSAA Home Equity Trust,
Series 2006-5 2A1
0.597%, 3/25/36(l)	11,123	4,622
Series 2007-10 A2A
6.500%, 11/25/37	2,061,114	1,184,690
Series 2007-8 A2
1.157%, 8/25/37(l)	131,339	128,624
Helios Issuer LLC,
Series 2020-AA A
2.980%, 6/20/47§	360,950	326,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Hertz Vehicle Financing III LP,
Series 2021-2A C
2.520%, 12/27/27§	$375,000	$349,752
Hertz Vehicle Financing LLC,
Series 2021-1A C
2.050%, 12/26/25§	375,000	354,265
Home Partners of America Trust,
Series 2021-1 D
2.477%, 9/17/41§	621,208	568,547
Series 2021-1 F
3.325%, 9/17/41§	529,662	471,511
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
0.737%, 10/25/36(l)	7,679,831	2,965,334
Invitation Homes Trust,
Series 2018-SFR3 A
1.441%, 7/17/37(l)§	27,003	26,986
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1
1.408%, 4/25/30(l)§	500,000	496,483
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32	654,194	650,206
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5
0.937%, 8/25/36(l)	4,313,238	2,263,399
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	2,098,704	1,921,406
LCCM Trust,
Series 2021-FL3 A
1.847%, 11/15/38(l)§	367,000	361,831
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§	700,000	640,069
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.527%, 5/15/28(l)§	96,507	96,377
Series 2019-CRE2 AS
1.897%, 5/15/36(l)§	246,000	242,682
Series 2019-CRE2 B
2.097%, 5/15/36(l)§	145,000	142,849
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2
0.567%, 10/25/36(l)	2,723,548	1,034,687
Madison Park Funding XXXIV Ltd.,
Series 2019-34A AR
1.378%, 4/25/32(l)§	500,000	498,864
Marathon CLO V Ltd.,
Series 2013-5A A1R
1.350%, 11/21/27(l)§	65,646	65,579
Marble Point CLO XXII Ltd.,
Series 2021-2A A
1.458%, 7/25/34(l)§	500,000	493,823
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§	700,000	646,250
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1
0.777%, 7/25/37(l)	3,519,712	2,270,214
Midocean Credit CLO IX,
Series 2018-9A A1
1.404%, 7/20/31(l)§	500,000	497,607
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3
0.757%, 7/25/36(l)	3,634,813	1,787,287
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	700,000	657,411
Navient Private Education Loan Trust,
Series 2015-BA A3
1.847%, 7/16/40(l)§	700,009	701,293
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	995,000	931,256
NLY Commercial Mortgage Trust,
Series 2019-FL2 B
2.297%, 2/15/36(l)§	145,000	142,894
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
0.777%, 2/25/37(l)	1,248,529	1,212,293
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
1.348%, 4/19/31(l)§	492,590	490,608
NRZ Excess Spread- Collateralized Notes,
Series 2020-PLS1 A
3.844%, 12/25/25§	846,773	824,565
OFSI Fund IX Ltd.,
Series 2018-1A A
1.391%, 7/15/31(l)§	500,000	495,016
OneMain Financial Issuance Trust,
Series 2019-2A A
3.140%, 10/14/36§	210,000	207,426
Series 2020-1A A
3.840%, 5/14/32§	160,000	161,251
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
1.158%, 7/25/29(l)	71,202	71,269
PPM CLO Ltd.,
Series 2018-1A A
1.391%, 7/15/31(l)§	500,000	495,928
Primose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	244,375	238,628
Progress Residential Trust,
Series 2021-SFR5 F
3.158%, 7/17/38§	2,000,000	1,835,822

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
RASC Trust,
Series 2007-EMX1 A13
0.657%, 1/25/37(l)	$1,023,559	$962,247
Regional Management Issuance Trust,
Series 2022-1 A
3.070%, 3/15/32§	100,000	97,813
Rockford Tower CLO Ltd.,
Series 2018-1A A
1.580%, 5/20/31(l)§	500,000	496,119
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	400,402	361,448
SBA Tower Trust (REIT),
3.869%, 10/8/24§	800,000	808,081
Scholar Funding Trust,
Series 2013-A A
1.097%, 1/30/45(l)§	104,573	103,317
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
0.797%, 8/25/36(l)	2,356,792	926,378
SLM Private Education Loan Trust,
Series 2010-C A5
5.147%, 10/15/41(l)§	241,576	267,926
SLM Student Loan Trust,
Series 2005-7 A4
0.408%, 10/25/29(l)	177,067	175,554
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	100,000	98,421
Series 2020-PTA A2A
1.600%, 9/15/54§	208,043	201,646
Series 2021-A B
2.310%, 1/15/53§	100,000	94,350
Series 2021-A C
2.990%, 1/15/53§	240,000	228,520
Series 2021-A D1
3.860%, 1/15/53§	100,000	95,243
SoFi Professional Loan Program LLC,
Series 2016-D A1
1.407%, 1/25/39(l)§	36,533	36,155
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	977,088
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A
1.447%, 10/26/31(l)§	500,000	497,201
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
1.391%, 4/18/31(l)§	500,000	495,161
Soundview Home Loan Trust,
Series 2007-OPT5 2A2
1.407%, 10/25/37(l)	3,623,264	3,224,820
STAR Trust,
Series 2021-SFR1 G
3.641%, 4/17/38(l)§	2,000,000	1,886,402
Steele Creek CLO Ltd.,
Series 2014-1RA A
1.325%, 4/21/31(l)§	500,000	496,119
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	694,858	631,696
Symphony CLO XVII Ltd.,
Series 2016-17A AR
1.121%, 4/15/28(l)§	319,219	318,946
Taco Bell Funding LLC,
Series 2021-1A A23
2.542%, 8/25/51§	498,750	433,578
Series 2021-1A A2I
1.946%, 8/25/51§	748,125	680,117
Telos CLO Ltd.,
Series 2014-5A A1R
1.191%, 4/17/28(l)§	48,839	48,824
TICP CLO II-2 Ltd.,
Series 2018-IIA A1
1.094%, 4/20/28(l)§	301,008	300,793
TICP CLO III-2 Ltd.,
Series 2018-3R A
1.094%, 4/20/28(l)§	190,669	190,546
TIF Funding II LLC,
Series 2021-1A A
1.650%, 2/20/46§	909,583	826,061
Tricon Residential Trust,
Series 2021-SFR1 E1
2.794%, 7/17/38§	1,300,000	1,211,507
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	523,351	448,962
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	66,051	65,733
United Airlines Pass-Through Trust,
Series 2014-1 A
4.000%, 4/11/26	123,108	122,406
Series 2015-1 AA
3.450%, 12/1/27	11,011	10,794
Series 2016-2 AA
2.875%, 10/7/28	15,242	14,337
Series 2016-2 B
3.650%, 10/7/25	3,073	2,861
Series 2019-1 AA
4.150%, 8/25/31	398,166	401,876
Series 2020-1 A
5.875%, 10/15/27	1,085,088	1,115,828
Series 2020-1 B
4.875%, 1/15/26	43,200	41,990
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	3,253	3,321
Series 2004-20C 1
4.340%, 3/1/24	27,468	27,954
Series 2005-20B 1
4.625%, 2/1/25	4,323	4,435
Series 2008-20G 1
5.870%, 7/1/28	69,586	72,572
Upstart Securitization Trust,
Series 2020-2 A
2.309%, 11/20/30§	165,877	164,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Vantage Data Centers Issuer LLC,
Series 2019-1A A2
3.188%, 7/15/44§		$730,625	$730,338
Venture XVII CLO Ltd.,
Series 2014-17A ARR
1.121%, 4/15/27(l)§		371,628	370,640
Vibrant CLO X Ltd.,
Series 2018-10A A1
1.454%, 10/20/31(l)§		500,000	495,015
VOLT C LLC,
Series 2021-NPL9 A1
1.992%, 5/25/51(e)§		552,254	533,363
VOLT XCIX LLC,
Series 2021-NPL8 A1
2.116%, 4/25/51(e)§		367,278	351,514
VOLT XCVI LLC,
Series 2021-NPL5 A1
2.116%, 3/27/51(e)§		654,833	653,869
VR Funding LLC,
Series 2020-1A A
2.790%, 11/15/50§		807,256	759,317

Total Asset- Backed Securities			69,872,674

Collateralized Mortgage Obligations (8.9%)
Ajax Mortgage Loan Trust,
Series 2020-D A
2.250%, 6/25/60(e)§		251,262	242,895
Alternative Loan Trust,
Series 2005-J14 A3
5.500%, 12/25/35		2,424,701	1,908,436
Series 2006-OA22 A1
0.777%, 2/25/47(l)		29,591	27,461
Series 2006-OA6 1A2
0.877%, 7/25/46(l)		18,479	17,630
Series 2007-OH1 A1D
0.667%, 4/25/47(l)		34,502	29,180
American Home Mortgage Investment Trust,
Series 2006-1 2A1
2.579%, 12/25/35(l)		4,244,256	1,247,418
Angel Oak Mortgage Trust I LLC,
Series 2019-4 A3
3.301%, 7/26/49(l)§		15,982	15,961
Avon Finance NO 2 plc,
Series 2X A
1.524%, 9/20/48(l)(m)	GBP	554,092	726,880
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
2.889%, 7/25/36(l)		$1,317,314	983,542
Bear Stearns ARM Trust,
Series 2004-8 11A2
2.602%, 11/25/34(l)		144,909	138,634
Series 2005-1 2A1
2.923%, 3/25/35(l)		118,504	116,796
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		1,633,194	989,361
CHL GMSR Issuer Trust,
Series 2018-GT1 A
3.207%, 5/25/23(l)§		1,323,000	1,309,801
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		377,886	369,333
Series 2005-24 A1
5.500%, 11/25/35		318,830	229,017
Series 2006-9 A10
6.000%, 5/25/36		2,823,596	1,830,232
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		1,375,458	1,297,592
COLT Mortgage Loan Trust,
Series 2020-2 M1
5.250%, 3/25/65(l)§		100,000	100,144
Series 2020-3 A3
2.380%, 4/27/65(l)§		20,062	19,988
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		955,728	974,192
Series 2021-JR1 A1
2.465%, 9/27/66(l)§		342,735	329,135
Series 2021-JR2 A1
2.215%, 11/25/61(l)§		520,935	506,591
Eurohome UK Mortgages plc,
Series 2007-1 A
1.187%, 6/15/44(l)(m)	GBP	233,122	298,649
EuroMASTR plc,
Series 2007-1V A2
1.237%, 6/15/40(l)(m)		174,856	215,892
Eurosail-UK plc,
Series 2007-4X A3
1.972%, 6/13/45(l)(m)		472,896	613,630
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$767,319	818,833
Series 4116 AP
1.350%, 8/15/42		1,215,670	1,118,733
Series 4316 BZ
3.000%, 3/15/44		5,172,435	5,139,616
Series 4430 NZ
3.000%, 1/15/45		2,479,059	2,428,173
Series 4438 B
3.000%, 10/15/43		263,380	258,354
Series 4440 ZD
2.500%, 2/15/45		7,161,064	6,792,223
Series 4499 AB
3.000%, 6/15/42		348,480	341,885
Series 4989 FA
0.452%, 8/15/40(l)		247,880	246,781
Series 4989 FB
0.452%, 10/15/40(l)		186,413	186,737
Series 5004 LS
5.693%, 7/25/50IO(l)		4,105,535	753,123
Fingal Securities RMBS DAC,
Series 1 A
0.446%, 7/28/55(l)(m)	EUR	747,100	828,348
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		$678,907	341,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
FNMA,
Series 2012-103 ZP
3.000%, 9/25/42		$617,376	$578,623
Series 2013-123 PZ
2.700%, 3/25/43		5,060,436	4,862,282
Series 2015-11 A
3.000%, 5/25/34		492,791	492,235
Series 2016-72 PA
3.000%, 7/25/46		672,337	658,986
Series 2016-81 PA
3.000%, 2/25/44		244,717	240,695
Series 2020-77 S
4.051%, 11/25/50IO(l)		7,825,945	1,070,505
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§		500,000	475,675
GNMA,
Series 2013-116 LS
5.701%, 8/20/43IO(l)		982,178	150,862
Series 2013-26 MS
5.801%, 2/20/43IO(l)		943,818	147,674
Series 2014-20 TS
5.651%, 2/20/44IO(l)		913,422	137,547
Series 2015-H15 FC
0.686%, 6/20/65(l)		250,896	250,624
Series 2015-H16 FM
0.706%, 7/20/65(l)		405,323	405,076
Series 2015-H18 FB
0.706%, 7/20/65(l)		221,445	221,300
Series 2015-H19 FK
0.706%, 8/20/65(l)		454,489	454,222
Series 2015-H20 FB
0.706%, 8/20/65(l)		273,919	273,735
Series 2015-H20 FC
0.726%, 8/20/65(l)		1,106,233	1,106,147
Series 2015-H22 FC
0.706%, 9/20/65(l)		542,814	542,495
Series 2015-H29 FA
0.806%, 10/20/65(l)		1,921	1,922
Series 2016-H11 F
0.906%, 5/20/66(l)		290,547	291,902
Series 2016-H14 FA
0.906%, 6/20/66(l)		283,847	285,101
Series 2016-H15 FA
0.906%, 7/20/66(l)		353,605	354,980
Series 2020-175 GI
2.000%, 11/20/50IO		5,944,026	635,356
Series 2021-57 IA
2.500%, 12/20/50IO		5,584,601	739,326
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
1.078%, 6/18/39(l)(m)		277,289	272,647
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.908%, 9/25/35(l)		27,192	27,469
Series 2006-AR2 2A1
2.663%, 4/25/36(l)		44,943	35,402
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
2.946%, 1/19/35(l)		170,609	167,118
Hawksmoor Mortgages,
Series 2019-1A A
1.551%, 5/25/53(l)§	GBP	1,432,545	1,884,062
Homeward Opportunities Fund Trust,
Series 2020-BPL1 A1
3.228%, 8/25/25(e)§		$1,194,830	1,167,547
Impac CMB Trust,
Series 2003-8 2A1
1.357%, 10/25/33(l)		306	307
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
2.881%, 6/25/37(l)		840,088	650,117
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
0.727%, 2/25/37(l)		1,025,140	751,621
J.P. Morgan Mortgage Trust,
Series 2021-7 A3
2.500%, 11/25/51(l)§		632,556	585,929
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36(l)§		1,181,845	861,142
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		683,759	421,018
Series 2006-A3 6A1
2.614%, 8/25/34(l)		17,872	17,868
Series 2007-A1 3A3
2.723%, 7/25/35(l)		21,259	21,349
Series 2021-INV5 A2A
2.500%, 12/25/51(l)§		1,311,024	1,214,029
Series 2021-INV7 A3A
2.500%, 2/25/52(l)§		729,984	699,615
Series 2021-INV7 A4A
2.500%, 2/25/52(l)§		257,000	214,046
Series 2021-INV7 A5A
2.500%, 2/25/52(l)§		149,776	137,194
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
2.882%, 10/25/59(e)§		532,773	532,750
Series 2020-GS4 A1
3.250%, 2/25/60(e)§		717,781	708,900
Ludgate Funding plc,
Series 2007-1 A2A
0.638%, 1/1/61(l)(m)	GBP	97,294	121,274
Series 2008-W1X A1
1.078%, 1/1/61(l)(m)		247,755	317,758
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$34,512	35,865
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
2.329%, 12/25/32(l)		6,762	6,514
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1
2.693%, 10/25/60(l)§		978,700	956,708
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
0.571%, 4/16/36(l)§		253,214	239,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
MortgageIT Trust,
Series 2005-4 A1
1.017%, 10/25/35(l)		$111,590	$108,389
Mortimer BTL plc,
Series 2020-1 A
1.694%, 6/21/52(l)(m)	GBP	525,091	691,303
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		$252,573	252,644
Series 2018-RPL1 A1
3.500%, 12/25/57(l)§		367,951	368,690
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-AP1 A2
5.515%, 1/25/36(l)		3,265,058	1,275,840
Series 2006-AP1 A5
6.059%, 1/25/36(e)		2,454,538	958,011
PRPM LLC,
Series 2021-2 A1
2.115%, 3/25/26(l)§		1,945,055	1,884,215
RALI Trust,
Series 2006-QO3 A1
0.877%, 4/25/46(l)		3,696,321	1,240,244
Series 2007-QS6 A29
6.000%, 4/25/37		1,260,928	1,195,481
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
0.797%, 6/25/35(l)§		38,114	37,162
Series 2006-R1 AF1
0.797%, 1/25/36(l)§		122,399	121,548
Residential Asset Securitization Trust,
Series 2006-A12 A2
6.250%, 11/25/36		2,856,287	1,461,288
Series 2006-A9CB A7
6.000%, 9/25/36		3,855,294	1,734,690
Resloc UK plc,
Series 2007-1X A3B
1.197%, 12/15/43(l)(m)	GBP	95,671	121,509
RFMSI Trust,
Series 2006-S10 1A1
6.000%, 10/25/36		$424,892	403,313
Series 2006-SA2 3A1
4.201%, 8/25/36(l)		197,962	179,413
Ripon Mortgages plc,
Series 1RA A
1.191%, 8/28/56(l)§	GBP	2,100,000	2,744,381
Sequoia Mortgage Trust,
Series 10 2A1
1.209%, 10/20/27(l)		$1,081	1,065
Series 2003-4 2A1
1.149%, 7/20/33(l)		9,660	9,548
Series 6 A
1.089%, 4/19/27(l)		54,444	53,171
SG Residential Mortgage Trust,
Series 2021-2 B1
4.038%, 12/25/61(l)§		1,700,000	1,525,547
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,388,713
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
2.514%, 4/25/34(l)		158,062	161,675
Series 2005-19XS 2A1
0.757%, 10/25/35(l)		57,058	57,199
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.949%, 7/19/35(l)		23,330	22,372
Series 2006-AR6 1A3
0.837%, 7/25/46(l)		756,293	606,534
Toorak Mortgage Corp. Ltd.,
Series 2020-1 A2
3.228%, 3/25/23(e)§		1,200,000	1,171,889
Towd Point Mortgage Funding,
Series 2019-A13A A1
1.299%, 7/20/45(l)§	GBP	778,810	1,023,161
Towd Point Mortgage Funding plc,
Series 2020-A14X A
1.395%, 5/20/45(l)(m)		1,308,030	1,717,106
Towd Point Mortgage Trust,
Series 2019-1 M1
3.658%, 3/25/58(l)§		$1,500,000	1,474,002
Uropa Securities plc,
Series 2007-1 A3A
0.699%, 10/10/40(l)(m)	GBP	541,610	684,872
UWM Mortgage Trust,
Series 2021-INV2 A9
1.099%, 9/25/51(l)§		$758,431	749,935
Series 2021-INV3 A9
1.049%, 11/25/51(l)§		682,419	668,089
Verus Securitization Trust,
Series 2021-6 B1
4.047%, 10/25/66(l)§		1,000,000	919,933
ZH Trust,
Series 2021-2 A
2.349%, 10/17/27§		350,000	343,851

Total Collateralized Mortgage Obligations			88,575,112

Commercial Mortgage-Backed Securities (6.3%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C
4.142%, 8/10/35(l)§		100,000	99,206
Series 2015-1211 D
4.142%, 8/10/35(l)§		100,000	96,208
20 Times Square Trust,
Series 2018-20TS B
3.100%, 5/15/35(l)§		268,000	262,618
245 Park Avenue Trust,
Series 2017-245P XA
0.149%, 6/5/37 IO(l)§		1,000,000	8,884
280 Park Avenue Mortgage Trust,
Series 2017-280P D
1.843%, 9/15/34(l)§		200,000	197,077
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		292,323	291,947

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Alen Mortgage Trust,
Series 2021-ACEN D
3.497%, 4/15/34(l)§	$100,000	$97,738
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D
1.750%, 5/15/53§	100,000	81,656
Series 2020-MF1 E
1.750%, 5/15/53§	100,000	77,160
AREIT Trust,
Series 2021-CRE5 A
1.477%, 7/17/26(l)§	800,000	796,545
Ashford Hospitality Trust,
Series 2018-ASHF D
2.497%, 4/15/35(l)§	16,000	15,483
Series 2018-KEYS A
1.397%, 6/15/35(l)§	600,000	596,882
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
2.347%, 12/15/36(l)§	290,000	281,302
Series 2017-ATRM E
3.447%, 12/15/36(l)§	224,000	210,564
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
1.397%, 11/15/33(l)§	100,000	97,602
Series 2017-SCH CL
1.897%, 11/15/32(l)§	100,000	91,415
Series 2017-SCH DL
2.397%, 11/15/32(l)§	100,000	87,072
Series 2018-DSNY C
1.747%, 9/15/34(l)§	100,000	97,751
Series 2018-DSNY D
2.097%, 9/15/34(l)§	200,000	195,143
Series 2021-JACX A
1.447%, 9/15/38(l)§	800,000	784,252
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 B
4.357%, 9/15/48(l)	350,000	338,481
Series 2016-UB10 C
4.848%, 7/15/49(l)	368,000	367,778
Series 2017-BNK3 XB
0.599%, 2/15/50 IO(l)	1,000,000	26,768
BANK,
Series 2017-BNK4 C
4.372%, 5/15/50(l)	300,000	294,856
Series 2017-BNK5 C
4.237%, 6/15/60(l)	30,000	29,326
Series 2017-BNK6 XA
0.799%, 7/15/60 IO(l)	3,339,915	107,889
Series 2018-BN10 XA
0.703%, 2/15/61 IO(l)	3,636,593	124,860
Series 2019-BN19 AS
3.446%, 8/15/61	249,000	241,998
Series 2019-BN19 C
4.032%, 8/15/61(l)	215,000	209,201
Series 2019-BN20 AS
3.243%, 9/15/62(l)	310,000	300,105
Series 2019-BN20 XB
0.379%, 9/15/62 IO(l)	530,000	12,915
Series 2019-BN21 A5
2.851%, 10/17/52	20,000	19,332
Series 2020-BN25 AS
2.841%, 1/15/63	22,000	20,652
Series 2020-BN30 XB
0.724%, 12/15/53 IO(l)	5,331,000	282,459
Series 2021-BN33 A5
2.556%, 5/15/64	320,000	299,865
Series 2021-BN33 XB
0.481%, 5/15/64 IO(l)	4,550,000	190,677
Series 2021-BN35 A5
2.285%, 6/15/64	75,323	68,817
Series 2021-BN37 A5
2.618%, 11/15/64(l)	48,000	45,094
Series 2022-BNK40 A4
3.507%, 3/15/64(l)	600,000	603,558
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	898,581
BBCMS Mortgage Trust,
Series 2017-C1 B
4.089%, 2/15/50	100,000	100,305
Series 2018-TALL A
1.119%, 3/15/37(l)§	15,000	14,598
Series 2021-C11 XA
1.390%, 9/15/54 IO(l)	3,484,069	328,021
Series 2021-C12 A5
2.689%, 11/15/54	35,000	33,049
Series 2021-C9 XA
1.636%, 2/15/54 IO(l)	2,695,263	297,021
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§	80,255	79,229
Series 2015-SRCH XA
0.929%, 8/10/35 IO(l)§	955,954	36,191
Series 2021-C10 XA
1.306%, 7/15/54 IO(l)	3,608,462	320,129
BB-UBS Trust,
Series 2012-SHOW XA
0.596%, 11/5/36 IO(l)§	2,277,000	36,166
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7 B
4.883%, 2/11/41(l)	15,190	15,115
Benchmark Mortgage Trust,
Series 2018-B2 C
4.197%, 2/15/51(l)	35,000	34,197
Series 2018-B3 D
3.036%, 4/10/51(l)§	10,000	8,359
Series 2018-B5 A3
3.944%, 7/15/51	60,000	61,609
Series 2018-B5 C
4.608%, 7/15/51(l)	150,000	150,613
Series 2019-B10 3CCA
3.899%, 3/15/62(l)§	60,000	59,723
Series 2019-B13 XA
1.127%, 8/15/57 IO(l)	307	19
Series 2019-B9 A5
4.016%, 3/15/52	700,000	726,581
Series 2019-B9 XA
1.038%, 3/15/52 IO(l)	987,618	57,009
Series 2020-B16 C
3.535%, 2/15/53(l)	10,000	9,336
Series 2020-B16 XA
0.927%, 2/15/53 IO(l)	3,946,386	236,014
Series 2020-B17 XB
0.530%, 3/15/53 IO(l)	1,000,000	31,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2020-IG3 XA
0.731%, 9/15/48 IO(l)§	$6,747,560	$201,347
Series 2021-B23 XA
1.276%, 2/15/54 IO(l)	996,030	83,622
Series 2021-B24 XA
1.154%, 3/15/54 IO(l)	1,157,357	87,106
Series 2021-B25 XA
1.109%, 4/15/54 IO(l)	76	6
Series 2021-B27 XA
1.271%, 7/15/54 IO(l)	3,684,745	323,395
Series 2022-B34 A5
3.786%, 4/15/55	56,000	57,951
BFLD Trust,
Series 2020-EYP A
1.547%, 10/15/35(l)§	700,000	692,140
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§	100,000	100,039
Series 2013-1515 C
3.446%, 3/10/33§	100,000	98,565
Series 2021-1450 A
1.647%, 9/15/36(l)§	700,000	690,567
BX Commercial Mortgage Trust,
Series 2018-BIOA D
1.718%, 3/15/37(l)§	90,880	89,517
Series 2019-XL D
1.847%, 10/15/36(l)§	221,000	218,938
Series 2020-VIV2 C
3.542%, 3/9/44(l)§	200,000	184,647
Series 2020-VIV3 B
3.544%, 3/9/44(l)§	20,000	19,048
Series 2020-VIV4 A
2.843%, 3/9/44§	290,000	269,749
Series 2021-21M H
4.407%, 10/15/36(l)§	366,000	358,949
Series 2021-SOAR D
1.797%, 6/15/38(l)§	170,000	165,648
Series 2021-VINO D
1.749%, 5/15/38(l)§	200,000	189,067
Series 2021-VIV5 A
2.843%, 3/9/44(l)§	140,000	132,111
Series 2021-VOLT E
2.397%, 9/15/36(l)§	247,000	237,661
Series 2021-VOLT F
2.797%, 9/15/36(l)§	247,000	238,278
Series 2021-XL2 E
2.243%, 10/15/38(l)§	360,131	351,127
BX Trust,
Series 2019-OC11 A
3.202%, 12/9/41§	10,000	9,676
Series 2019-OC11 D
4.075%, 12/9/41(l)§	114,000	106,134
Series 2019-OC11 E
4.075%, 12/9/41(l)§	325,000	281,660
Series 2021-ARIA D
2.292%, 10/15/36(l)§	102,000	99,707
Series 2021-VIEW D
3.297%, 6/15/23(l)§	120,000	118,625
BXP Trust,
Series 2017-CC D
3.552%, 8/13/37(l)§	30,000	28,282
Series 2017-GM D
3.425%, 6/13/39(l)§	80,000	76,362
Series 2021-601L D
2.775%, 1/15/44(l)§	102,000	81,461
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
2.147%, 12/15/37(l)§	100,000	98,317
Cassia SRL,
Series 22-1A A
0.000%, 5/22/34(l)§	250,000	276,563
CD Mortgage Trust,
Series 2017-CD3 A4
3.631%, 2/10/50	10,000	10,116
Series 2017-CD6 C
4.264%, 11/13/50(l)	371,000	363,255
Series 2018-CD7 C
4.850%, 8/15/51(l)	250,000	251,718
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48	10,000	10,156
Series 2016-C4 XA
1.626%, 5/10/58 IO(l)	615,082	31,407
Series 2016-C4 XB
0.700%, 5/10/58 IO(l)	110,000	2,864
Series 2017-C8 B
4.199%, 6/15/50(l)	37,000	37,135
Series 2018-TAN A
4.236%, 2/15/33§	100,000	100,369
Series 2018-TAN C
5.295%, 2/15/33§	100,000	100,334
CHC Commercial Mortgage Trust,
Series 2019-CHC B
1.897%, 6/15/34(l)§	101,261	99,743
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B
3.772%, 2/10/48	320,000	316,143
Series 2016-P3 C
4.888%, 4/15/49(l)	10,000	9,704
Series 2017-C4 A4
3.471%, 10/12/50	20,000	20,138
Series 2018-C6 A4
4.412%, 11/10/51	30,000	31,643
Series 2019-PRM D
4.350%, 5/10/36§	100,000	98,183
Series 2020-420K D
3.312%, 11/10/42(l)§	150,000	131,997
Series 2020-420K E
3.312%, 11/10/42(l)§	150,000	125,324
Series 2020-420K X
0.890%, 11/10/42 IO(l)§	1,000,000	57,402
Series 2021-KEYS A
1.577%, 10/15/36(l)§	700,000	689,067
Commercial Mortgage Trust,
Series 2013-CR6 XA
0.998%, 3/10/46 IO(l)	498,065	1,632
Series 2013-GAM E
3.417%, 2/10/28(l)§	100,000	95,996
Series 2014-CR18 A4
3.550%, 7/15/47	8,428	8,355
Series 2014-CR21 A3
3.528%, 12/10/47	18,273	18,181
Series 2014-UBS5 B
4.514%, 9/10/47(l)	130,000	129,625
Series 2015-3BP B
3.238%, 2/10/35(l)§	300,000	291,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-3BP XA
0.060%, 2/10/35 IO(l)§	$1,287,000	$3,439
Series 2015-CR22 C
4.104%, 3/10/48(l)	300,000	295,487
Series 2015-CR22 XA
0.859%, 3/10/48 IO(l)	2,714,825	55,825
Series 2015-CR24 B
4.379%, 8/10/48(l)	105,000	105,657
Series 2015-CR26 ASB
3.373%, 10/10/48	1,398,369	1,403,444
Series 2015-DC1 XA
1.020%, 2/10/48 IO(l)	2,523,053	55,715
Series 2015-LC23 A4
3.774%, 10/10/48	20,000	20,152
Series 2016-COR1 ASB
2.972%, 10/10/49	916,625	916,432
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§	50,000	4,310
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 B
1.627%, 5/15/36(l)§	260,000	257,401
Series 2020-FACT C
2.997%, 10/15/37(l)§	303,000	302,063
Series 2020-NET A
2.257%, 8/15/37§	276,031	261,708
Series 2020-NET D
3.704%, 8/15/37(l)§	200,000	189,872
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.261%, 4/15/50(l)	300,000	273,903
Series 2015-C1 XA
0.822%, 4/15/50 IO(l)	3,811,018	68,851
Series 2015-C2 A4
3.504%, 6/15/57	10,000	9,974
Series 2015-C4 D
3.560%, 11/15/48(l)	70,000	66,039
Series 2016-C5 B
4.463%, 11/15/48(l)	30,000	30,218
Series 2016-C5 C
4.646%, 11/15/48(l)	90,000	88,404
Series 2017-CX10 XB
0.131%, 11/15/50 IO(l)	1,000,000	12,132
Series 2018-CX12 A4
4.224%, 8/15/51(l)	10,000	10,469
Series 2018-CX12 C
4.742%, 8/15/51(l)	58,000	58,128
Series 2019-C15 A4
4.053%, 3/15/52	50,000	51,560
Series 2019-C16 C
4.237%, 6/15/52(l)	40,000	36,838
Series 2019-C16 XA
1.557%, 6/15/52 IO(l)	985,351	85,184
Series 2019-C17 XA
1.360%, 9/15/52 IO(l)	5,012,931	371,335
Series 2019-C17 XB
0.558%, 9/15/52 IO(l)	1,000,000	35,308
Series 2019-C18 D
2.500%, 12/15/52§	170,000	142,344
Series 2020-C19 A3
2.561%, 3/15/53	79,298	74,104
CSMC Trust,
Series 2017-PFHP A
1.347%, 12/15/30(l)§	50,000	49,301
Series 2017-TIME A
3.646%, 11/13/39§	100,000	95,302
Series 2021-980M D
3.535%, 7/15/31(l)§	321,000	297,714
Series 2021-ADV A
1.797%, 7/15/38(l)§	800,000	787,933
Series 2021-B33 A1
3.053%, 10/10/43§	100,000	96,299
Series 2021-B33 A2
3.167%, 10/10/43§	288,000	276,490
CSWF,
Series 2018-TOP F
3.147%, 8/15/35(l)§	294,400	291,088
DBGS Mortgage Trust,
Series 2018-5BP B
1.377%, 6/15/33(l)§	100,000	98,375
Series 2019-1735 X
0.291%, 4/10/37 IO(l)§	1,365,000	26,401
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	20,007
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	12,959
DBUBS Mortgage Trust,
Series 2017-BRBK A
3.452%, 10/10/34§	60,000	59,438
Series 2017-BRBK D
3.530%, 10/10/34(l)§	100,000	95,907
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	938,403
Extended Stay America Trust,
Series 2021-ESH A
1.477%, 7/15/38(l)§	2,087,155	2,062,394
Series 2021-ESH B
1.777%, 7/15/38(l)§	308,104	303,872
Series 2021-ESH D
2.647%, 7/15/38(l)§	198,777	195,798
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2
2.995%, 12/25/25	188,000	189,580
Series K104 X1
1.124%, 1/25/30 IO(l)	789,852	56,631
Series K105 X1
1.523%, 1/25/30 IO(l)	858,757	85,097
Series K109 X1
1.582%, 4/25/30 IO(l)	2,473,178	256,637
Series K110 X1
1.697%, 4/25/30 IO(l)	339,128	37,315
Series K111 X1
1.571%, 5/25/30 IO(l)	260,114	27,201
Series K113 X1
1.387%, 6/25/30 IO(l)	999,912	95,888
Series K115 X1
1.327%, 6/25/30 IO(l)	2,157,263	195,071
Series K120 X1
1.039%, 10/25/30 IO(l)	2,463,666	174,908
Series K121 X1
1.025%, 10/25/30 IO(l)	119,053	8,329
Series K122 X1
0.882%, 11/25/30 IO(l)	1,433,330	88,151
Series K722 X1
1.320%, 3/25/23 IO(l)	2,004,420	14,776
Series KL05 X1P
0.892%, 6/25/29 IO(l)	662,000	38,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series KL06 XFX
1.364%, 12/25/29 IO	$170,000	$13,794
FNMA ACES,
Series 2020-M15 X1
1.568%, 9/25/31 IO(l)	4,614,587	473,344
Series 2022-M4 A1X
2.466%, 5/25/30(l)	2,431,773	2,404,700
FREMF Mortgage Trust,
Series 2018-K80 B
4.229%, 8/25/50(l)§	20,000	20,097
FRESB Mortgage Trust,
Series 2018-SB53 A10F
3.625%, 6/25/28(l)	19,224	19,447
GCT Commercial Mortgage Trust,
Series 2021-GCT C
2.097%, 2/15/38(l)§	120,000	117,696
GNMA,
Series 2013-30
0.600%, 9/16/53 IO(l)	65,962	1,034
Series 2015-22
0.540%, 3/16/55 IO(l)	63,423	1,331
Series 2016-96
0.763%, 12/16/57 IO(l)	37,426	1,497
Series 2021-143
0.984%, 10/16/63 IO(l)	7,659,317	616,610
Series 2021-20
1.140%, 8/16/62 IO(l)	6,027,598	510,625
Series 2021-208
0.750%, 6/16/64 IO(l)	9,086,922	640,091
Series 2021-22
0.976%, 5/16/63 IO(l)	6,818,832	554,659
Series 2021-52
0.765%, 4/16/63 IO(l)	6,625,971	462,332
Series 2021-71
0.882%, 10/16/62 IO(l)	7,600,479	592,938
Series 2022-49
0.761%, 3/16/64 IO(l)	8,484,000	623,607
Grace Trust,
Series 2020-GRCE D
2.680%, 12/10/40(l)§	142,000	123,114
Great Wolf Trust,
Series 2019-WOLF E
3.129%, 12/15/36(l)§	254,000	243,051
Series 2019-WOLF F
3.528%, 12/15/36(l)§	254,000	240,036
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	50,000	52,522
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	100,000	99,867
Series 2018-TWR D
1.997%, 7/15/31(l)§	110,000	104,509
Series 2019-BOCA A
1.597%, 6/15/38(l)§	100,000	99,188
Series 2020-TWN3 B
2.897%, 11/15/37(l)§	100,000	99,844
Series 2020-TWN3 D
4.097%, 11/15/37(l)§	100,000	99,813
GS Mortgage Securities Trust,
Series 2012-GCJ9 C
4.448%, 11/10/45(l)§	20,000	19,835
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	29,424
Series 2015-GC28 XA
0.984%, 2/10/48 IO(l)	2,687,021	59,829
Series 2015-GC32 C
4.422%, 7/10/48(l)	10,000	9,852
Series 2015-GS1 A3
3.734%, 11/10/48	10,000	10,054
Series 2015-GS1 XA
0.760%, 11/10/48 IO(l)	1,875,412	45,449
Series 2016-GS3 XA
1.199%, 10/10/49 IO(l)	287,614	12,241
Series 2017-GS7 D
3.000%, 8/10/50§	10,000	8,793
Series 2017-GS7 XA
1.108%, 8/10/50 IO(l)	2,472,836	107,027
Series 2019-GSA1 C
3.804%, 11/10/52(l)	10,000	9,590
Series 2019-GSA1 XA
0.826%, 11/10/52 IO(l)	1,189,991	60,618
Series 2020-GC45 XA
0.672%, 2/13/53 IO(l)	3,315,472	134,438
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	108,634
HPLY Trust,
Series 2019-HIT F
3.547%, 11/15/36(l)§	194,332	185,617
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	100,063
Series 2017-APTS DFX
3.497%, 6/15/34(l)§	100,000	92,409
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX A4FL
1.741%, 6/15/45(l)§	11,243	11,220
Series 2015-JP1 C
4.719%, 1/15/49(l)	100,000	99,757
Series 2016-JP3 B
3.397%, 8/15/49(l)	331,000	318,865
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	6,695
Series 2018-AON A
4.128%, 7/5/31§	23,000	23,152
Series 2018-PHH A
2.560%, 6/15/35(l)§	106,599	104,882
Series 2018-WPT DFX
5.350%, 7/5/33§	60,000	60,411
Series 2018-WPT EFX
5.542%, 7/5/33(l)§	120,000	119,653
Series 2018-WPT FFX
5.542%, 7/5/33(l)§	181,000	178,219
Series 2020-609M D
3.167%, 10/15/33(l)§	130,000	127,138
Series 2020-ACE C
3.694%, 1/10/37(l)§	187,000	175,350
Series 2020-LOOP E
3.861%, 12/5/38(l)§	181,000	162,622
Series 2021-MHC D
2.097%, 4/15/38(l)§	90,000	87,638
Series 2022-OPO D
3.450%, 1/5/39(l)§	100,000	88,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 B
4.551%, 9/15/47(l)	$150,000	$146,501
Series 2014-C23 D
3.980%, 9/15/47(l)§	365,000	344,253
Series 2014-C25 XA
0.822%, 11/15/47 IO(l)	2,912,266	51,536
Series 2015-C27 D
3.797%, 2/15/48(l)§	300,000	258,132
Series 2015-C32 XA
1.199%, 11/15/48 IO(l)	1,630,750	37,771
Series 2015-C33 C
4.611%, 12/15/48(l)	221,000	216,419
Series 2015-C33 D1
4.111%, 12/15/48(l)§	200,000	181,951
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5
3.490%, 7/15/50	20,000	20,162
Series 2017-JP6 C
3.756%, 7/15/50(l)	350,000	329,105
Series 2017-JP7 B
4.050%, 9/15/50	10,000	10,028
Series 2019-COR5 A3
3.123%, 6/13/52	20,000	19,627
Series 2019-COR5 C
3.750%, 6/13/52	16,000	15,258
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.553%, 6/15/49 IO(l)	1,440,989	61,688
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	53,079
Series 2018-C8 A4
4.211%, 6/15/51	10,000	10,438
Series 2020-COR7 B
3.294%, 5/13/53(l)	298,000	288,953
Series 2020-COR7 XA
1.655%, 5/13/53 IO(l)	2,551,256	239,385
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A
2.558%, 11/5/44§	700,000	632,944
Ladder Capital Commercial Mortgage Mortgage Trust,
Series 2013-GCP XA
1.165%, 2/15/36 IO(l)§	957,340	52,777
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	287,015
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
0.790%, 3/10/50 IO(l)§	2,293,142	54,773
LUXE Trust,
Series 2021-TRIP A
1.447%, 10/15/38(l)§	700,000	687,033
Med Trust,
Series 2021-MDLN G
5.647%, 11/15/38(l)§	366,000	357,765
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2020-FL3 A
2.466%, 7/15/35(l)§	55,625	55,557
Series 2021-FL5 A
1.293%, 7/15/36(l)§	570,819	560,698
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14 C
5.051%, 2/15/47(l)	65,000	66,243
Series 2015-C20 ASB
3.069%, 2/15/48	478,836	479,501
Series 2015-C20 B
4.160%, 2/15/48	150,000	149,546
Series 2015-C20 C
4.452%, 2/15/48(l)	150,000	146,068
Series 2015-C20 XA
1.263%, 2/15/48 IO(l)	2,276,064	61,256
Series 2015-C23 A4
3.719%, 7/15/50	15,000	15,157
Series 2015-C25 C
4.526%, 10/15/48(l)	70,000	69,523
Series 2015-C27 ASB
3.557%, 12/15/47	357,409	361,209
Series 2016-C31 ASB
2.952%, 11/15/49	923,813	918,582
Series 2016-C31 C
4.274%, 11/15/49(l)	215,000	206,564
Series 2017-C33 C
4.558%, 5/15/50(l)	40,000	39,646
Morgan Stanley Capital I Trust,
Series 2017-H1 B
4.075%, 6/15/50	198,000	197,050
Series 2017-H1 D
2.546%, 6/15/50§	210,000	171,302
Series 2017-H1 XD
2.161%, 6/15/50 IO(l)§	300,000	28,687
Series 2017-HR2 D
2.730%, 12/15/50	210,000	177,944
Series 2018-H3 C
4.864%, 7/15/51(l)	10,000	10,106
Series 2018-H3 D
3.000%, 7/15/51§	17,000	14,472
Series 2018-H4 C
5.071%, 12/15/51(l)	10,000	10,166
Series 2018-L1 A3
4.139%, 10/15/51	10,000	10,314
Series 2018-MP A
4.276%, 7/11/40(l)§	219,000	225,697
Series 2019-H6 XB
0.716%, 6/15/52 IO(l)	1,000,000	44,208
Series 2019-L2 XA
1.021%, 3/15/52 IO(l)	2,891,276	161,878
Series 2019-L3 XA
0.640%, 11/15/52 IO(l)	4,521,391	185,350
Series 2020-L4 B
3.082%, 2/15/53	207,000	197,717
Morgan Stanley Capital I, Inc.,
Series 2021-ILP D
1.973%, 11/15/23(l)§	365,790	354,817
MTN Commercial Mortgage Trust,
Series 2022-LPFL A
1.447%, 3/15/39(l)§	100,000	99,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A
1.347%, 6/15/35(l)§	$119,722	$115,896
Series 2018-SOX A
4.404%, 6/17/38§	100,000	102,141
Series 2021-APPL A
1.347%, 8/15/38(l)§	700,000	694,503
NYO Commercial Mortgage Trust,
Series 2021-1290 A
1.492%, 11/15/38(l)§	700,000	692,017
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.379%, 5/10/39 IO(l)§	1,000,000	18,166
One Market Plaza Trust,
Series 2017-1MKT D
4.146%, 2/10/32§	100,000	99,010
Series 2017-1MKT XCP
0.000%, 2/10/32 IO(l)§	1,000,000	1
Series 2017-1MKT XNCP
0.090%, 2/10/32 IO(l)§	200,000	136
PFP Ltd.,
Series 2019-6 A
1.481%, 4/14/37(l)§	85,804	85,065
Series 2021-8 A
1.431%, 8/9/37(l)§	700,000	689,951
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
1.657%, 11/25/36(l)§	699,902	693,357
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.477%, 9/15/39(l)§	30,000	27,782
SLG Office Trust,
Series 2021-OVA A
2.585%, 7/15/41§	425,000	391,987
SMRT,
Series 2022-MINI D
2.252%, 1/15/24(l)§	275,000	270,014
Soho Trust,
Series 2021-SOHO B
2.697%, 8/10/38(l)§	371,000	316,032
SREIT Trust,
Series 2021-MFP D
1.975%, 11/15/38(l)§	367,000	355,759
TPGI Trust,
Series 2021-DGWD D
1.897%, 6/15/26(l)§	270,000	261,908
UBS Commercial Mortgage Trust,
Series 2017-C2 C
4.295%, 8/15/50(l)	366,000	355,135
Series 2018-C12 B
4.787%, 8/15/51(l)	75,000	77,685
Series 2018-C8 C
4.699%, 2/15/51(l)	226,000	227,855
Series 2019-C17 XA
1.478%, 10/15/52 IO(l)	979,319	79,930
Series 2019-C18 XA
1.032%, 12/15/52 IO(l)	980,294	54,936
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 D
5.048%, 8/10/49(l)§	10,000	9,982
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	470,288	468,580
VNDO Trust,
Series 2016-350P D
3.903%, 1/10/35(l)§	100,000	96,219
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C
3.894%, 2/15/48	150,000	140,084
Series 2015-C27 XA
0.857%, 2/15/48 IO(l)	3,128,897	63,238
Series 2015-LC20 C
4.056%, 4/15/50(l)	219,000	211,519
Series 2015-NXS1 XA
1.081%, 5/15/48 IO(l)	1,917,824	47,521
Series 2015-NXS2 XA
0.646%, 7/15/58 IO(l)	3,527,450	60,932
Series 2016-BNK1 XD
1.254%, 8/15/49 IO(l)§	1,000,000	46,632
Series 2016-C32 A3FL
1.861%, 1/15/59(l)	36,309	36,225
Series 2016-C33 C
3.896%, 3/15/59	129,000	122,942
Series 2016-C33 XA
1.606%, 3/15/59 IO(l)	972,518	49,417
Series 2016-C34 A3FL
1.481%, 6/15/49(l)§	30,000	30,127
Series 2016-C35 B
3.438%, 7/15/48	325,000	315,634
Series 2017-C38 XA
1.014%, 7/15/50 IO(l)	2,452,040	98,877
Series 2017-C39 D
4.341%, 9/15/50(l)§	10,000	9,035
Series 2017-C39 XA
1.088%, 9/15/50 IO(l)	2,414,632	99,541
Series 2017-C42 B
4.002%, 12/15/50(l)	250,000	249,370
Series 2017-HSDB A
1.237%, 12/13/31(l)§	100,000	98,791
Series 2018-C45 C
4.727%, 6/15/51	20,000	19,931
Series 2018-C46 B
4.633%, 8/15/51	24,000	24,816
Series 2019-C49 B
4.546%, 3/15/52	90,000	93,342
Series 2019-C49 C
4.866%, 3/15/52(l)	80,000	81,660
Series 2019-C50 B
4.192%, 5/15/52	150,000	150,404
Series 2019-C50 C
4.345%, 5/15/52	25,000	22,629
Series 2019-C50 XA
1.408%, 5/15/52 IO(l)	902,226	66,302
Series 2020-C55 AS
2.937%, 2/15/53	207,000	195,783
Series 2020-C55 XA
1.304%, 2/15/53 IO(l)	4,057,544	322,569
Series 2020-C56 XA
1.421%, 6/15/53 IO(l)	3,728,137	316,059
Series 2020-C58 XA
1.878%, 7/15/53 IO(l)	2,291,225	277,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2020-SDAL D
2.487%, 2/15/37(l)§	$40,000	$38,405
Series 2021-C59 XA
1.549%, 4/15/54 IO(l)	3,016,054	303,326
Series 2021-FCMT D
3.897%, 5/15/31(l)§	110,000	107,904
Series 2021-SAVE C
2.197%, 2/15/40(l)§	159,079	155,545
Series 2021-SAVE D
2.897%, 2/15/40(l)§	159,079	155,938
Series 2021-SAVE E
4.047%, 2/15/40(l)§	159,079	156,134

Total Commercial Mortgage-Backed Securities		63,346,861

Corporate Bonds (27.9%)
Communication Services (2.0%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
3.400%, 5/15/25	150,000	151,796
3.800%, 2/15/27	100,000	102,353
4.250%, 3/1/27	150,000	156,546
4.100%, 2/15/28	220,000	228,844
4.350%, 3/1/29	918,000	970,068
4.300%, 2/15/30	427,000	450,890
2.750%, 6/1/31	53,000	49,455
2.250%, 2/1/32	712,000	631,003
2.550%, 12/1/33	217,000	192,901
4.500%, 5/15/35	600,000	630,501
2.600%, 5/19/38	125,000	141,984
5.150%, 2/15/50	197,000	225,603
3.500%, 9/15/53	316,000	278,867
3.650%, 9/15/59	131,000	114,214
3.850%, 6/1/60	89,000	79,602
3.500%, 2/1/61	106,000	89,546
Deutsche Telekom International Finance BV
3.600%, 1/19/27§	150,000	149,058
Level 3 Financing, Inc.
3.400%, 3/1/27§	600,000	560,250
Verizon Communications, Inc.
0.750%, 3/22/24	35,000	33,873
0.850%, 11/20/25	50,000	46,316
1.450%, 3/20/26	40,000	37,403
4.125%, 3/16/27	150,000	155,865
2.100%, 3/22/28	331,000	309,568
4.329%, 9/21/28	778,000	822,681
4.016%, 12/3/29	163,000	169,030
3.150%, 3/22/30	305,000	299,085
1.500%, 9/18/30	528,000	458,833
1.680%, 10/30/30	271,000	234,765
2.550%, 3/21/31	961,000	892,272
2.355%, 3/15/32§	274,000	247,778
2.650%, 11/20/40	259,000	212,991
3.400%, 3/22/41	160,000	149,886
2.850%, 9/3/41	13,000	11,408
3.550%, 3/22/51	222,000	209,551
3.700%, 3/22/61	101,000	93,923

		9,588,709

Entertainment (0.2%)
Activision Blizzard, Inc.
3.400%, 6/15/27	10,000	10,137
1.350%, 9/15/30(x)	70,000	60,710
Electronic Arts, Inc.
1.850%, 2/15/31	700,000	615,427
Magallanes, Inc.
3.428%, 3/15/24§	120,000	120,768
NBCUniversal Media LLC
4.450%, 1/15/43	20,000	21,547
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	75,000	75,228
Walt Disney Co. (The)
3.800%, 3/22/30	250,000	259,328
2.650%, 1/13/31	600,000	573,327
2.750%, 9/1/49	163,000	138,840
4.700%, 3/23/50	21,000	24,193

		1,899,505

Interactive Media & Services (0.0%)
Alphabet, Inc.
0.450%, 8/15/25(x)	110,000	102,679

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	200,000	207,278
2.250%, 1/15/29	717,000	644,676
4.400%, 4/1/33	133,000	132,753
6.384%, 10/23/35	39,000	43,988
6.484%, 10/23/45	377,000	428,913
5.375%, 5/1/47	30,000	30,321
5.750%, 4/1/48	89,000	94,224
5.125%, 7/1/49	23,000	22,825
3.700%, 4/1/51	65,000	53,505
6.834%, 10/23/55	69,000	81,821
3.850%, 4/1/61	988,000	794,313
4.400%, 12/1/61(x)	71,000	61,010
3.950%, 6/30/62	119,000	95,741
Comcast Corp.
3.700%, 4/15/24	55,000	56,214
3.150%, 3/1/26	125,000	126,268
4.150%, 10/15/28	245,000	256,941
2.650%, 2/1/30	514,000	489,478
3.250%, 11/1/39	105,000	98,893
3.969%, 11/1/47	96,000	96,862
3.999%, 11/1/49	122,000	123,944
3.450%, 2/1/50	165,000	152,112
2.937%, 11/1/56§	15,000	12,468
Cox Communications, Inc.
3.600%, 6/15/51§	127,000	112,063
Discovery Communications LLC
3.800%, 3/13/24(x)	50,000	50,427
3.900%, 11/15/24	50,000	50,367
1.900%, 3/19/27	108,000	116,979
Fox Corp.
4.709%, 1/25/29	100,000	106,696
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	15,000	15,777
4.750%, 3/30/30	73,000	78,292
Paramount Global
4.950%, 1/15/31	200,000	211,879
4.375%, 3/15/43	46,000	43,359
5.850%, 9/1/43	42,000	47,778

		4,938,165

Wireless Telecommunication Services (0.4%)
Rogers Communications, Inc.
4.100%, 10/1/23	50,000	50,542
3.200%, 3/15/27§	65,000	64,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.800%, 3/15/32§	$299,000	$296,372
4.550%, 3/15/52§	316,000	316,447
T-Mobile USA, Inc.
3.500%, 4/15/25	200,000	200,912
3.750%, 4/15/27	501,000	503,730
3.875%, 4/15/30	1,235,000	1,240,644
2.700%, 3/15/32§	80,000	72,682
3.400%, 10/15/52§	741,000	631,273
Vodafone Group plc
4.375%, 5/30/28	200,000	209,280
4.875%, 6/19/49	86,000	92,538

		3,678,579

Total Communication Services		20,207,637

Consumer Discretionary (1.2%)
Automobiles (0.5%)
Daimler Finance North America LLC
2.550%, 8/15/22§	700,000	702,323
General Motors Co.
6.125%, 10/1/25	318,000	341,901
5.000%, 10/1/28	42,000	43,736
Hyundai Capital America
1.150%, 11/10/22§	700,000	694,448
2.375%, 2/10/23§	135,000	134,427
0.800%, 4/3/23(x)§	700,000	686,447
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28(x)§	700,000	632,416
Nissan Motor Co. Ltd.
3.201%, 9/17/28(m)	500,000	555,617
4.810%, 9/17/30§	1,103,000	1,093,475

		4,884,790

Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc.
3.700%, 12/1/29(x)	600,000	590,809
Expedia Group, Inc.
6.250%, 5/1/25§	620,000	663,329
3.250%, 2/15/30(x)	200,000	190,700
Las Vegas Sands Corp.
3.200%, 8/8/24	100,000	95,609
3.500%, 8/18/26	600,000	552,359
Marriott International, Inc.
Series FF
4.625%, 6/15/30	25,000	25,929
Series HH
2.850%, 4/15/31	89,000	81,169
Series X
4.000%, 4/15/28	25,000	25,090
McDonald’s Corp.
3.350%, 4/1/23	15,000	15,187
1.450%, 9/1/25	55,000	52,092
3.700%, 1/30/26	75,000	76,851
2.625%, 9/1/29	40,000	38,078
Sands China Ltd.
5.125%, 8/8/25(e)	700,000	689,500
5.400%, 8/8/28(e)	200,000	196,044
Starbucks Corp.
2.450%, 6/15/26	50,000	48,625
3.550%, 8/15/29	100,000	100,194
2.550%, 11/15/30	700,000	639,464
3.000%, 2/14/32	20,000	19,065

		4,100,094

Household Durables (0.1%)
DR Horton, Inc.
4.375%, 9/15/22	400,000	402,292
2.600%, 10/15/25	50,000	48,670
Leggett & Platt, Inc.
3.500%, 11/15/27	25,000	24,735
Lennar Corp.
5.250%, 6/1/26	24,000	25,273
4.750%, 11/29/27	100,000	104,362
Mohawk Industries, Inc.
3.625%, 5/15/30	25,000	24,588
Whirlpool Corp.
4.000%, 3/1/24(x)	30,000	30,627

		660,547

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	200,000	196,346
Amazon.com, Inc.
0.450%, 5/12/24	25,000	24,028
3.800%, 12/5/24(x)	50,000	51,665
5.200%, 12/3/25	100,000	107,765
1.000%, 5/12/26	50,000	46,896
3.150%, 8/22/27	50,000	50,803
1.650%, 5/12/28	50,000	46,798
1.500%, 6/3/30	85,000	76,132
2.100%, 5/12/31	50,000	46,152
2.500%, 6/3/50	225,000	187,650
eBay, Inc.
1.900%, 3/11/25	70,000	67,761
1.400%, 5/10/26	100,000	93,102

		995,098

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	15,000	14,860

Multiline Retail (0.0%)
Dollar General Corp.
4.150%, 11/1/25	75,000	77,289
4.125%, 4/3/50	24,000	24,047
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	102,387
Target Corp.
3.375%, 4/15/29	100,000	103,267

		306,990

Specialty Retail (0.1%)
AutoNation, Inc.
3.500%, 11/15/24	25,000	25,022
Home Depot, Inc. (The)
2.125%, 9/15/26	65,000	63,097
0.900%, 3/15/28(x)	65,000	57,451
2.950%, 6/15/29	30,000	29,629
1.875%, 9/15/31(x)	85,000	75,730
3.250%, 4/15/32	45,000	45,048
2.750%, 9/15/51	27,000	23,061
Lowe’s Cos., Inc.
2.500%, 4/15/26	100,000	97,198
1.300%, 4/15/28	59,000	52,295
3.650%, 4/5/29(x)	369,000	374,246
2.800%, 9/15/41	77,000	66,020
4.250%, 4/1/52	25,000	25,902
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	51,953
Ross Stores, Inc.
0.875%, 4/15/26	50,000	45,690

		1,032,342

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	$36,000	$36,044
Ralph Lauren Corp.
2.950%, 6/15/30	15,000	14,455
VF Corp.
2.950%, 4/23/30(x)	200,000	189,996

		240,495

Total Consumer Discretionary		12,235,216

Consumer Staples (1.1%)
Beverages (0.5%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	346,000	376,462
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	505,000	524,236
4.750%, 1/23/29	250,000	271,170
3.500%, 6/1/30	474,000	480,921
3.750%, 7/15/42	67,000	63,722
4.500%, 6/1/50	600,000	641,567
Bacardi Ltd.
4.450%, 5/15/25§	500,000	510,350
Coca-Cola Co. (The)
2.900%, 5/25/27	50,000	49,837
2.125%, 9/6/29	200,000	188,265
2.000%, 3/5/31	65,000	59,259
1.000%, 3/9/41	100,000	95,876
2.875%, 5/5/41	27,000	24,900
Constellation Brands, Inc.
4.250%, 5/1/23	25,000	25,472
Diageo Capital plc
2.375%, 10/24/29	200,000	189,092
Keurig Dr Pepper, Inc.
4.057%, 5/25/23	100,000	101,383
3.200%, 5/1/30	166,000	161,119
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	98,170
PepsiCo, Inc.
2.750%, 4/30/25	75,000	74,986
3.000%, 10/15/27	100,000	101,075
2.750%, 3/19/30	200,000	195,746
Suntory Holdings Ltd.
2.550%, 6/28/22§	400,000	400,614

		4,634,222

Food & Staples Retailing (0.2%)
7-Eleven, Inc.
1.800%, 2/10/31§	700,000	601,207
Costco Wholesale Corp.
1.600%, 4/20/30	200,000	179,010
Kroger Co. (The)
2.650%, 10/15/26	50,000	48,850
4.500%, 1/15/29(x)	25,000	26,613
Sysco Corp.
3.250%, 7/15/27	50,000	49,710
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	50,907
3.450%, 6/1/26	75,000	75,563
Walmart, Inc.
2.550%, 4/11/23	54,000	54,326
3.400%, 6/26/23(x)	25,000	25,356
3.300%, 4/22/24	37,000	37,628
2.650%, 12/15/24(x)	50,000	50,109
3.050%, 7/8/26	40,000	40,409
3.250%, 7/8/29(x)	200,000	205,012
2.375%, 9/24/29	3,000	2,898
1.800%, 9/22/31	15,000	13,643
2.650%, 9/22/51	87,000	77,046

		1,538,287

Food Products (0.2%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	49,066
Bunge Ltd. Finance Corp.
2.750%, 5/14/31	25,000	22,916
Campbell Soup Co.
4.150%, 3/15/28	25,000	25,651
Conagra Brands, Inc.
4.850%, 11/1/28	225,000	237,012
Danone SA
2.589%, 11/2/23§	600,000	597,667
General Mills, Inc.
3.700%, 10/17/23	20,000	20,331
4.200%, 4/17/28	215,000	224,431
Hershey Co. (The)
3.375%, 5/15/23	25,000	25,243
Hormel Foods Corp.
1.700%, 6/3/28	70,000	64,390
J M Smucker Co. (The)
2.375%, 3/15/30	15,000	13,707
Kellogg Co.
2.650%, 12/1/23(x)	42,000	41,782
Mondelez International, Inc.
2.750%, 4/13/30	200,000	190,899
Unilever Capital Corp.
2.900%, 5/5/27	100,000	99,442

		1,612,537

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24	25,000	25,315
1.800%, 5/15/30	44,000	38,546
Colgate-Palmolive Co.
3.250%, 3/15/24(x)	62,000	62,885
Kimberly-Clark Corp.
3.950%, 11/1/28	10,000	10,462
3.200%, 4/25/29	50,000	50,388
2.000%, 11/2/31	25,000	22,691
Procter & Gamble Co. (The)
0.550%, 10/29/25	50,000	46,210
1.200%, 10/29/30	50,000	43,476

		299,973

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	10,000	9,824
1.950%, 3/15/31	45,000	40,676
GSK Consumer Healthcare Capital US LLC
3.375%, 3/24/27§	250,000	250,373

		300,873

Tobacco (0.2%)
Altria Group, Inc.
4.400%, 2/14/26	101,000	104,493
2.625%, 9/16/26(x)	97,000	93,683
4.800%, 2/14/29	40,000	41,866
3.125%, 6/15/31	300,000	331,733
5.800%, 2/14/39	78,000	84,067
4.500%, 5/2/43	73,000	66,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
6.200%, 2/14/59	$11,000	$11,834
BAT Capital Corp.
3.222%, 8/15/24	50,000	50,015
3.215%, 9/6/26(x)	45,000	43,673
3.557%, 8/15/27	100,000	97,359
2.259%, 3/25/28	225,000	202,173
4.906%, 4/2/30	152,000	156,476
5.282%, 4/2/50	32,000	31,672
Imperial Brands Finance plc
3.125%, 7/26/24§	500,000	495,125
Philip Morris International, Inc.
3.250%, 11/10/24	150,000	151,094
1.450%, 8/1/39	125,000	105,023
Reynolds American, Inc.
4.450%, 6/12/25	100,000	102,249
5.850%, 8/15/45	42,000	42,944

		2,212,391

Total Consumer Staples		10,598,283

Energy (1.9%)
Energy Equipment & Services (0.0%)
Baker Hughes Holdings LLC
3.337%, 12/15/27	100,000	99,570
Halliburton Co.
3.500%, 8/1/23	3,000	3,027
3.800%, 11/15/25	2,000	2,044
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK(m)	198,300	109,385
7.350%, 12/1/26 PIK§	494	273
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§	22,258	21,924
7.720%, 12/1/26 PIK§	591,973	119,947
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon),
12/31/64(y)§	163,662	818
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	25,000	23,558
Schlumberger Investment SA
2.650%, 6/26/30	200,000	189,128

		569,674

Oil, Gas & Consumable Fuels (1.9%)
Boardwalk Pipelines LP
4.800%, 5/3/29	20,000	20,847
3.400%, 2/15/31	500,000	472,301
BP Capital Markets America, Inc.
3.790%, 2/6/24	30,000	30,526
3.194%, 4/6/25	40,000	40,282
3.588%, 4/14/27	100,000	101,089
4.234%, 11/6/28	200,000	210,141
3.001%, 3/17/52	100,000	85,902
3.379%, 2/8/61	20,000	17,709
BP Capital Markets plc
3.814%, 2/10/24	244,000	248,681
3.119%, 5/4/26	75,000	74,853
3.279%, 9/19/27	50,000	50,452
Cameron LNG LLC
3.302%, 1/15/35§	278,000	261,034
3.402%, 1/15/38§	95,000	88,495
Cenovus Energy, Inc.
3.750%, 2/15/52	38,000	33,840
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24	551,000	584,578
5.875%, 3/31/25	51,000	54,014
5.125%, 6/30/27	728,000	775,196
3.700%, 11/15/29	425,000	424,904
Chevron Corp.
3.191%, 6/24/23	75,000	75,717
2.895%, 3/3/24	150,000	151,541
2.954%, 5/16/26	50,000	50,272
Chevron USA, Inc.
0.687%, 8/12/25	65,000	60,744
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	128,264
ConocoPhillips Co.
6.950%, 4/15/29	200,000	247,123
Continental Resources, Inc.
5.750%, 1/15/31§	700,000	766,553
Coterra Energy, Inc.
4.375%, 3/15/29§	100,000	104,221
Devon Energy Corp.
8.250%, 8/1/23	21,000	22,290
5.850%, 12/15/25	23,000	24,876
5.875%, 6/15/28	5,000	5,290
4.500%, 1/15/30	25,000	25,690
4.750%, 5/15/42	64,000	67,500
5.000%, 6/15/45	47,000	51,211
Diamondback Energy, Inc.
3.250%, 12/1/26	120,000	119,842
3.500%, 12/1/29	699,000	692,610
3.125%, 3/24/31	320,000	305,378
4.400%, 3/24/51	95,000	96,347
4.250%, 3/15/52	90,000	89,035
Eastern Gas Transmission & Storage, Inc.
4.800%, 11/1/43§	25,000	25,355
Ecopetrol SA
6.875%, 4/29/30	56,000	58,856
EIG Pearl Holdings Sarl
4.387%, 11/30/46§	323,000	302,005
Enbridge, Inc.
3.700%, 7/15/27	50,000	50,388
Energy Transfer LP
5.875%, 1/15/24	100,000	102,875
4.050%, 3/15/25	100,000	101,659
2.900%, 5/15/25	700,000	686,966
3.750%, 5/15/30	100,000	98,326
5.000%, 5/15/50	700,000	708,320
Enterprise Products Operating LLC
3.700%, 2/15/26	100,000	101,503
2.800%, 1/31/30	30,000	28,783
EOG Resources, Inc.
4.150%, 1/15/26	27,000	27,990
4.375%, 4/15/30(x)	200,000	216,035
Equinor ASA
1.750%, 1/22/26	55,000	52,690
3.625%, 9/10/28	100,000	101,938
Exxon Mobil Corp.
1.571%, 4/15/23	200,000	199,334
2.019%, 8/16/24(x)	50,000	49,482
3.043%, 3/1/26(x)	50,000	50,444
2.275%, 8/16/26	200,000	195,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 9/30/40§	$200,000	$180,500
Kinder Morgan Energy Partners LP
4.250%, 9/1/24	75,000	76,612
Kinder Morgan, Inc.
5.300%, 12/1/34(x)	72,000	78,665
Magellan Midstream Partners LP
3.250%, 6/1/30	15,000	14,597
Marathon Petroleum Corp.
5.125%, 12/15/26	100,000	106,342
3.800%, 4/1/28	15,000	14,952
5.000%, 9/15/54	65,000	66,328
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§	600,000	599,998
MPLX LP
4.000%, 2/15/25	100,000	101,035
4.000%, 3/15/28	200,000	201,934
NGPL PipeCo LLC
4.875%, 8/15/27§	178,000	185,133
3.250%, 7/15/31§	164,000	152,085
Northwest Pipeline LLC
4.000%, 4/1/27	399,000	406,089
Occidental Petroleum Corp.
6.950%, 7/1/24	300,000	321,810
3.200%, 8/15/26	600,000	585,750
ONEOK, Inc.
5.850%, 1/15/26	65,000	70,005
4.350%, 3/15/29	50,000	50,961
Ovintiv Exploration, Inc.
5.625%, 7/1/24	128,000	134,225
Petroleos Mexicanos
6.875%, 10/16/25	26,000	27,193
6.840%, 1/23/30	137,000	135,973
6.700%, 2/16/32	495,000	470,250
7.690%, 1/23/50	50,000	43,500
Series 13-2
7.190%, 9/12/24	1,203,000	57,734
Phillips 66 Partners LP
3.550%, 10/1/26	25,000	25,050
Pioneer Natural Resources Co.
0.550%, 5/15/23	15,000	14,673
1.900%, 8/15/30	110,000	97,383
Plains All American Pipeline LP
4.500%, 12/15/26	50,000	51,275
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§	142,457	148,137
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	492,000	514,672
5.625%, 3/1/25	1,357,000	1,436,215
5.875%, 6/30/26	272,000	294,241
5.000%, 3/15/27	65,000	68,845
4.200%, 3/15/28	234,000	240,651
Spectra Energy Partners LP
4.750%, 3/15/24	50,000	51,420
Suncor Energy, Inc.
6.500%, 6/15/38(x)	23,000	29,004
TotalEnergies Capital International SA
3.750%, 4/10/24(x)	75,000	76,414
3.455%, 2/19/29	100,000	101,515
TransCanada PipeLines Ltd.
4.250%, 5/15/28	100,000	103,946
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	502,000	574,856
4.000%, 3/15/28	472,000	481,168
3.950%, 5/15/50	28,000	27,243
Valero Energy Corp.
2.850%, 4/15/25	25,000	24,589
4.000%, 4/1/29	65,000	66,222
Williams Cos., Inc. (The)
4.500%, 11/15/23(x)	50,000	51,077
4.300%, 3/4/24	50,000	51,094
4.550%, 6/24/24	25,000	25,687
2.600%, 3/15/31	65,000	59,816
7.750%, 6/15/31	35,000	44,081
Series A
7.500%, 1/15/31	16,000	19,838

		18,578,789

Total Energy		19,148,463

Financials (10.2%)
Banks (5.7%)
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	900,000	144,366
Banco Santander Chile
2.700%, 1/10/25§	500,000	489,375
Banco Santander SA
1.849%, 3/25/26	200,000	187,212
3.306%, 6/27/29	200,000	193,392
2.749%, 12/3/30	200,000	175,320
Bangkok Bank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%),
3.466%, 9/23/36(k)§	700,000	625,793
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.00%), 1.259%, 4/24/23(k)	400,000	400,101
4.125%, 1/22/24	62,000	63,732
(ICE LIBOR USD 3 Month + 0.79%), 1.373%, 3/5/24(k)	300,000	300,667
4.000%, 4/1/24	50,000	51,297
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24(k)	146,000	147,785
(SOFR + 0.74%), 0.810%, 10/24/24(k)	50,000	48,362
4.000%, 1/22/25	75,000	76,457
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)	150,000	150,772
(SOFR + 0.91%), 0.981%, 9/25/25(k)	50,000	47,264
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25(k)	729,000	716,655
(SOFR + 0.65%), 1.530%, 12/6/25(k)	700,000	665,829
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)	100,000	96,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.33%), 3.384%, 4/2/26(k)	$593,000	$592,929
3.500%, 4/19/26	149,000	150,979
(EURIBOR 3 Month + 1.00%), 0.513%, 9/22/26(k)(m)	600,000	665,811
(SOFR + 1.01%), 1.197%, 10/24/26(k)	134,000	123,619
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27(k)	53,000	53,181
(SOFR + 0.96%), 1.734%, 7/22/27(k)	780,000	725,271
3.248%, 10/21/27	273,000	271,743
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	244,000	247,283
(SOFR + 1.05%), 2.551%, 2/4/28(k)	260,000	248,774
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	125,000	125,715
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)	196,000	196,407
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	239,000	236,791
(SOFR + 1.06%), 2.087%, 6/14/29(k)	145,000	132,386
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	50,000	51,687
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	240,000	243,622
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)	264,000	254,658
(ICE LIBOR USD 3 Month + 1.19%), 2.884%, 10/22/30(k)	304,000	286,777
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	300,000	274,467
(SOFR + 1.37%), 1.922%, 10/24/31(k)	300,000	260,720
(SOFR + 1.32%), 2.687%, 4/22/32(k)	250,000	228,953
(SOFR + 1.22%), 2.299%, 7/21/32(k)	175,000	156,584
(SOFR + 1.21%), 2.572%, 10/20/32(k)	298,000	271,277
(SOFR + 1.33%), 2.972%, 2/4/33(k)	293,000	274,562
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)	200,000	191,656
(SOFR + 1.93%), 2.676%, 6/19/41(k)	23,000	19,352
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28(k)(y)	100,000	100,625
Series L
3.950%, 4/21/25	244,000	248,311
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)	700,000	654,136
(SOFR + 1.22%), 2.651%, 3/11/32(k)	171,000	157,169
Bank of Montreal
1.250%, 9/15/26	50,000	45,890
(SOFR + 0.60%), 0.949%, 1/22/27(k)(x)	50,000	45,901
Series E
3.300%, 2/5/24	50,000	50,713
Bank of Nova Scotia (The)
3.400%, 2/11/24	100,000	101,290
4.500%, 12/16/25	100,000	103,533
1.300%, 9/15/26	100,000	91,986
2.951%, 3/11/27(x)	800,000	786,521
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 1.214%, 7/20/23(k)§	600,000	603,480
Barclays Bank plc
7.625%, 11/21/22	220,000	225,500
Barclays plc
3.650%, 3/16/25	200,000	200,798
(SOFR + 2.71%), 2.852%, 5/7/26(k)	200,000	194,198
3.250%, 2/12/27(m)	500,000	657,614
BBVA Bancomer SA
6.750%, 9/30/22§	200,000	202,750
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§	700,000	626,775
Canadian Imperial Bank of Commerce
0.500%, 12/14/23	50,000	48,224
3.100%, 4/2/24(x)	100,000	100,551
1.250%, 6/22/26	50,000	45,961
Citigroup, Inc.
3.875%, 10/25/23	75,000	76,497
(SOFR + 1.67%), 1.678%, 5/15/24(k)	750,000	743,563
3.750%, 6/16/24	75,000	76,301
4.000%, 8/5/24	50,000	51,081
(SOFR + 0.69%), 0.776%, 10/30/24(k)	100,000	96,529
4.400%, 6/10/25	125,000	128,575
(SOFR + 0.69%), 2.014%, 1/25/26(k)	448,000	431,733
(SOFR + 1.53%), 3.290%, 3/17/26(k)	1,232,000	1,228,185
3.400%, 5/1/26	100,000	100,239
(SOFR + 0.77%), 1.462%, 6/9/27(k)	200,000	184,100
4.450%, 9/29/27	200,000	205,982
(SOFR + 1.28%), 3.070%, 2/24/28(k)	600,000	585,219
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	149,000	149,290
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	400,000	397,204

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	$250,000	$254,892
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	150,000	152,245
(SOFR + 1.42%), 2.976%, 11/5/30(k)	452,000	429,273
(SOFR + 1.18%), 2.520%, 11/3/32(k)	129,000	115,822
(SOFR + 1.35%), 3.057%, 1/25/33(k)	54,000	50,641
(SOFR + 1.94%), 3.785%, 3/17/33(k)	294,000	292,427
Citizens Financial Group, Inc.
2.850%, 7/27/26	100,000	98,391
3.250%, 4/30/30(x)	103,000	99,918
Comerica, Inc.
4.000%, 2/1/29	50,000	51,995
Credit Agricole SA
3.750%, 4/24/23§	500,000	507,619
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22	750,000	756,713
Danske Bank A/S
5.375%, 1/12/24(m)	200,000	206,363
5.375%, 1/12/24§	500,000	515,908
Discover Bank
4.200%, 8/8/23	500,000	508,420
Fifth Third Bancorp
2.375%, 1/28/25	50,000	48,954
Grupo Aval Ltd.
4.750%, 9/26/22(m)	200,000	200,875
4.375%, 2/4/30§	200,000	173,163
HSBC Holdings plc
(SOFR + 1.40%), 2.633%, 11/7/25(k)	200,000	194,910
4.300%, 3/8/26	200,000	205,582
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	200,000	202,312
(SOFR + 1.10%), 2.251%, 11/22/27(k)	200,000	186,607
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	226,000	232,239
(SOFR + 1.29%), 2.206%, 8/17/29(k)	200,000	180,398
4.950%, 3/31/30	400,000	426,135
(SOFR + 1.19%), 2.804%, 5/24/32(k)	200,000	181,608
Huntington Bancshares, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)§	100,000	86,544
ING Groep NV
3.550%, 4/9/24	200,000	201,559
JPMorgan Chase & Co.
2.700%, 5/18/23	50,000	50,215
3.875%, 2/1/24	100,000	102,306
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)	49,000	49,503
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)	73,000	73,846
3.875%, 9/10/24	50,000	51,119
(SOFR + 0.60%), 0.653%, 9/16/24(k)	135,000	131,337
(SOFR + 0.42%), 0.563%, 2/16/25(k)	30,000	28,707
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	55,000	55,131
(CME Term SOFR 3 Month + 0.58%), 0.969%, 6/23/25(k)	50,000	47,720
3.900%, 7/15/25	168,000	172,521
(SOFR + 0.92%), 2.595%, 2/24/26(k)	700,000	687,555
(CME Term SOFR 3 Month + 1.59%), 2.005%, 3/13/26(k)	127,000	122,443
(SOFR + 1.85%), 2.083%, 4/22/26(k)	347,000	334,669
3.200%, 6/15/26	31,000	31,151
2.950%, 10/1/26	100,000	99,493
(SOFR + 0.80%), 1.045%, 11/19/26(k)	200,000	184,996
4.125%, 12/15/26	125,000	129,035
(ICE LIBOR USD 3 Month + 1.25%), 3.960%, 1/29/27(k)	258,000	263,222
(SOFR + 0.77%), 1.470%, 9/22/27(k)	40,000	37,004
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)(x)	1,156,000	1,171,393
(SOFR + 1.17%), 2.947%, 2/24/28(k)	262,000	256,136
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	75,000	75,136
(SOFR + 1.89%), 2.182%, 6/1/28(k)	700,000	657,962
(SOFR + 1.02%), 2.069%, 6/1/29(k)	55,000	50,471
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	102,000	106,148
(SOFR + 1.51%), 2.739%, 10/15/30(k)	200,000	188,143
(SOFR + 3.79%), 4.493%, 3/24/31(k)	56,000	59,144
(SOFR + 2.04%), 2.522%, 4/22/31(k)	250,000	230,933
(SOFR + 2.52%), 2.956%, 5/13/31(k)	200,000	186,572
(SOFR + 1.25%), 2.580%, 4/22/32(k)	75,000	68,757
(SOFR + 1.18%), 2.545%, 11/8/32(k)	65,000	59,148
(SOFR + 1.26%), 2.963%, 1/25/33(k)	414,000	390,506
(SOFR + 1.51%), 2.525%, 11/19/41(k)	98,000	80,307
(ICE LIBOR USD 3 Month + 1.46%), 4.032%, 7/24/48(k)	135,000	138,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.38%), 3.964%, 11/15/48(k)	$52,000	$52,848
(ICE LIBOR USD 3 Month + 1.22%), 3.897%, 1/23/49(k)	35,000	35,479
KeyBank NA
(SOFR + 0.32%), 0.433%, 6/14/24(k)	250,000	243,892
Korea Development Bank (The)
2.125%, 10/1/24	200,000	196,916
Kreditanstalt fuer Wiederaufbau
0.250%, 4/25/23	130,000	127,792
0.250%, 10/19/23	100,000	97,174
0.500%, 9/20/24	200,000	190,777
2.500%, 11/20/24	125,000	125,114
0.625%, 1/22/26	135,000	125,447
2.875%, 4/3/28	90,000	91,620
0.750%, 9/30/30	105,000	91,595
Landwirtschaftliche Rentenbank
2.000%, 1/13/25	75,000	73,862
0.875%, 3/30/26	20,000	18,724
1.750%, 7/27/26	75,000	72,526
0.875%, 9/3/30	100,000	87,928
Series 37
2.500%, 11/15/27	50,000	49,628
Series 40
0.500%, 5/27/25	30,000	28,105
Lloyds Banking Group plc
3.900%, 3/12/24	500,000	507,905
4.500%, 11/4/24	200,000	204,614
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.535%, 3/7/25(k)	700,000	527,084
4.000%, 3/7/25	800,000	603,691
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)	200,000	202,057
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26(k)	200,000	193,335
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.627%, 5/11/27(k)	202,000	185,539
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 1.244%, 3/2/23(k)	500,000	500,925
3.761%, 7/26/23	50,000	50,789
2.801%, 7/18/24	200,000	198,937
2.193%, 2/25/25	548,000	530,562
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)	200,000	183,928
3.741%, 3/7/29	100,000	100,675
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24(k)	600,000	587,087
(SOFR + 1.36%), 2.555%, 9/13/25(k)	325,000	318,755
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)	600,000	575,754
3.663%, 2/28/27	200,000	201,080
4.018%, 3/5/28	500,000	506,815
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)	700,000	676,567
NatWest Group plc
3.875%, 9/12/23(x)	700,000	706,332
5.125%, 5/28/24	40,000	41,064
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)	200,000	213,057
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	2,999,996	395,042
Norinchukin Bank (The)
2.080%, 9/22/31(x)§	700,000	627,696
Oesterreichische Kontrollbank AG
3.125%, 11/7/23	50,000	50,678
0.375%, 9/17/25	90,000	83,096
PNC Bank NA
4.050%, 7/26/28	250,000	257,144
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24	75,000	76,551
(SOFR + 0.98%), 2.307%, 4/23/32(k)(x)	65,000	59,523
Royal Bank of Canada
0.500%, 10/26/23	35,000	33,951
0.425%, 1/19/24	85,000	81,728
2.550%, 7/16/24(x)	25,000	24,832
0.650%, 7/29/24	25,000	23,763
4.650%, 1/27/26	75,000	78,680
1.400%, 11/2/26	50,000	46,201
Santander Holdings USA, Inc.
3.450%, 6/2/25	50,000	49,713
4.500%, 7/17/25	50,000	51,144
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)	218,000	201,371
Santander UK plc
4.000%, 3/13/24	50,000	50,957
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§	500,000	507,188
Societe Generale SA
4.250%, 9/14/23§	500,000	507,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25(k)§	$700,000	$668,417
(SOFR + 0.93%), 0.980%, 11/23/25(k)(x)§	700,000	691,987
Sumitomo Mitsui Financial Group, Inc.
2.696%, 7/16/24	200,000	198,165
2.448%, 9/27/24	700,000	687,557
2.348%, 1/15/25	625,000	609,119
1.474%, 7/8/25	600,000	564,760
3.784%, 3/9/26	100,000	101,330
1.402%, 9/17/26	200,000	183,385
3.364%, 7/12/27	100,000	99,218
3.352%, 10/18/27	100,000	98,792
3.202%, 9/17/29	50,000	48,002
2.142%, 9/23/30	100,000	87,204
SVB Financial Group
1.800%, 10/28/26(x)	100,000	92,922
Svenska Handelsbanken AB
3.900%, 11/20/23	250,000	255,226
Toronto-Dominion Bank (The)
3.250%, 3/11/24	100,000	101,270
1.150%, 6/12/25	50,000	47,086
0.750%, 1/6/26(x)	200,000	183,041
1.250%, 9/10/26	50,000	46,059
3.200%, 3/10/32	80,000	78,705
Truist Bank
3.200%, 4/1/24	50,000	50,542
2.150%, 12/6/24	250,000	245,821
4.050%, 11/3/25	20,000	20,624
Truist Financial Corp.
3.750%, 12/6/23	25,000	25,514
2.850%, 10/26/24(x)	25,000	24,968
UniCredit SpA
7.830%, 12/4/23§	1,000,000	1,059,547
US Bancorp
3.700%, 1/30/24	75,000	76,616
3.000%, 7/30/29	59,000	57,544
Series V
2.375%, 7/22/26	150,000	146,478
Wells Fargo & Co.
3.750%, 1/24/24	50,000	50,934
(SOFR + 1.60%), 1.654%, 6/2/24(k)	100,000	98,779
3.000%, 2/19/25	100,000	100,035
3.550%, 9/29/25	100,000	101,305
(ICE LIBOR USD 3 Month + 0.75%),
2.164%, 2/11/26(k)	765,000	740,553
3.000%, 4/22/26	50,000	49,497
3.000%, 10/23/26	131,000	129,253
4.300%, 7/22/27	100,000	103,745
(SOFR + 1.51%), 3.526%, 3/24/28(k)	74,000	73,852
(ICE LIBOR USD 3 Month + 1.31%),
3.584%, 5/22/28(k)	99,000	99,157
4.150%, 1/24/29	200,000	206,690
(SOFR + 1.43%), 2.879%, 10/30/30(k)	101,000	95,995
(SOFR + 1.26%), 2.572%, 2/11/31(k)	585,000	542,974
(SOFR + 1.50%),
3.350%, 3/2/33(k)	700,000	679,725
Westpac Banking Corp.
3.300%, 2/26/24	100,000	101,509
1.150%, 6/3/26	50,000	46,246
2.700%, 8/19/26	75,000	73,717
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.894%, 2/4/30(k)	250,000	240,993

		56,362,846

Capital Markets (2.6%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	51,231
Ameriprise Financial, Inc.
3.000%, 4/2/25	200,000	199,626
Ares Capital Corp.
3.875%, 1/15/26	100,000	98,116
2.875%, 6/15/27	100,000	91,305
Bank of New York Mellon Corp. (The)
3.450%, 8/11/23	100,000	101,238
2.100%, 10/24/24	100,000	98,692
2.450%, 8/17/26(x)	75,000	73,619
Series 0012
3.650%, 2/4/24	50,000	50,840
Series F
(ICE LIBOR USD 3 Month + 3.13%),
4.625%, 9/20/26(k)(y)	120,000	117,946
Series J
1.900%, 1/25/29(x)	50,000	46,049
BlackRock, Inc.
3.500%, 3/18/24	50,000	50,975
3.250%, 4/30/29	15,000	15,164
Blackstone Private Credit Fund
2.625%, 12/15/26§	50,000	44,844
4.000%, 1/15/29§	217,000	200,988
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	50,072
2.724%, 4/15/31	80,000	73,561
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	588,282
Charles Schwab Corp. (The)
3.750%, 4/1/24	25,000	25,429
3.850%, 5/21/25	50,000	51,274
0.900%, 3/11/26	65,000	60,039
3.200%, 3/2/27	11,000	11,065
2.450%, 3/3/27	700,000	680,569
3.300%, 4/1/27	30,000	30,206
2.000%, 3/20/28	200,000	186,964
2.300%, 5/13/31	50,000	46,111
CME Group, Inc.
3.000%, 3/15/25	75,000	75,590
Credit Suisse AG
2.950%, 4/9/25	250,000	247,183
1.250%, 8/7/26	466,000	425,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%),
2.997%, 12/14/23(k)§	$600,000	$600,071
(ICE LIBOR USD 3 Month + 1.24%),
4.207%, 6/12/24(k)§	600,000	605,574
4.550%, 4/17/26	250,000	253,983
Deutsche Bank AG
3.300%, 11/16/22	700,000	704,256
3.950%, 2/27/23	400,000	403,983
(SOFR + 1.13%), 1.447%, 4/1/25(k)	512,000	489,294
(SOFR + 2.58%), 3.961%, 11/26/25(k)	950,000	948,806
1.686%, 3/19/26	298,000	279,758
(SOFR + 1.87%), 2.129%, 11/24/26(k)	700,000	648,910
(SOFR + 1.32%), 2.552%, 1/7/28(k)	150,000	138,526
(SOFR + 1.72%), 3.035%, 5/28/32(k)	150,000	134,659
FactSet Research Systems, Inc.
3.450%, 3/1/32	83,000	79,801
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	44,527
Goldman Sachs Group, Inc. (The)
4.000%, 3/3/24	92,000	93,899
3.000%, 3/15/24	1,060,000	1,059,463
(SOFR + 0.49%), 0.925%, 10/21/24(k)	70,000	67,828
3.500%, 1/23/25	100,000	100,921
3.500%, 4/1/25	259,000	261,378
3.750%, 5/22/25	100,000	101,615
(ICE LIBOR USD 3 Month + 1.20%),
3.272%, 9/29/25(k)	100,000	99,928
3.750%, 2/25/26	260,000	264,047
(ICE LIBOR USD 3 Month + 1.17%),
1.676%, 5/15/26(k)	291,000	291,611
3.500%, 11/16/26	206,000	207,394
3.850%, 1/26/27	6,000	6,070
(SOFR + 0.80%), 1.431%, 3/9/27(k)	227,000	209,828
(SOFR + 0.82%), 1.542%, 9/10/27(k)	100,000	91,752
(SOFR + 0.91%), 1.948%, 10/21/27(k)	110,000	102,403
(ICE LIBOR USD 3 Month + 1.75%),
2.028%, 10/28/27(k)	600,000	619,283
(SOFR + 1.11%), 2.640%, 2/24/28(k)	98,000	93,882
(SOFR + 1.85%), 3.615%, 3/15/28(k)	1,111,000	1,110,476
(ICE LIBOR USD 3 Month + 1.51%),
3.691%, 6/5/28(k)	353,000	354,019
(ICE LIBOR USD 3 Month + 1.16%),
3.814%, 4/23/29(k)	178,000	179,184
3.800%, 3/15/30	500,000	504,181
(SOFR + 1.28%), 2.615%, 4/22/32(k)	75,000	68,189
(SOFR + 1.25%), 2.383%, 7/21/32(k)	240,000	214,264
(SOFR + 1.26%), 2.650%, 10/21/32(k)	141,000	127,599
(SOFR + 1.41%), 3.102%, 2/24/33(k)	452,000	425,734
Golub Capital BDC, Inc.
2.500%, 8/24/26	15,000	13,789
Intercontinental Exchange, Inc.
0.700%, 6/15/23	90,000	88,400
3.750%, 12/1/25	30,000	30,696
3.100%, 9/15/27(x)	41,000	40,816
3.750%, 9/21/28	56,000	57,280
2.100%, 6/15/30(x)	189,000	172,785
JAB Holdings BV
2.200%, 11/23/30§	600,000	533,851
Jefferies Group LLC
2.625%, 10/15/31	100,000	89,231
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	5,500
Series 1
0.000%, 12/30/16(h)	10,200,000	10,200
Moody’s Corp.
3.250%, 1/15/28	53,000	52,966
2.000%, 8/19/31	100,000	88,669
3.750%, 2/25/52	30,000	29,349
3.100%, 11/29/61	111,000	92,847
Morgan Stanley
4.100%, 5/22/23	27,000	27,492
3.700%, 10/23/24	100,000	101,868
(SOFR + 0.53%), 0.790%, 5/30/25(k)	50,000	47,527
(SOFR + 1.15%), 2.720%, 7/22/25(k)	15,000	14,804
4.000%, 7/23/25	146,000	149,810
3.875%, 1/27/26	65,000	66,184
(SOFR + 0.94%), 2.630%, 2/18/26(k)	50,000	49,094
3.125%, 7/27/26	625,000	619,128
(SOFR + 0.72%), 0.985%, 12/10/26(k)	150,000	137,783
3.625%, 1/20/27	225,000	227,081
(SOFR + 0.88%), 1.593%, 5/4/27(k)	372,000	345,780
(SOFR + 0.86%), 1.512%, 7/20/27(k)	159,000	147,288
(ICE LIBOR USD 3 Month + 1.34%),
3.591%, 7/22/28(k)	379,000	379,751
(ICE LIBOR USD 3 Month + 1.14%),
3.772%, 1/24/29(k)	228,000	229,921
(ICE LIBOR USD 3 Month + 1.63%),
4.431%, 1/23/30(k)	639,000	668,321
(SOFR + 1.14%), 2.699%, 1/22/31(k)	951,000	888,660
(SOFR + 1.03%), 1.794%, 2/13/32(k)	250,000	214,330
(SOFR + 1.02%), 1.928%, 4/28/32(k)	28,000	24,203
(SOFR + 1.18%), 2.239%, 7/21/32(k)	249,000	220,862
(SOFR + 1.20%), 2.511%, 10/20/32(k)	126,000	113,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.29%), 2.943%, 1/21/33(k)	$177,000	$165,848
(SOFR + 1.36%), 2.484%, 9/16/36(k)	150,000	128,571
(SOFR + 1.49%), 3.217%, 4/22/42(k)	12,000	10,992
Series F
3.875%, 4/29/24(x)	75,000	76,482
Morgan Stanley Domestic Holdings, Inc.
3.800%, 8/24/27	111,000	112,398
4.500%, 6/20/28	25,000	25,966
Nasdaq, Inc.
3.850%, 6/30/26	100,000	102,265
Nomura Holdings, Inc.
2.648%, 1/16/25	800,000	780,159
2.999%, 1/22/32	489,000	448,956
Northern Trust Corp.
3.150%, 5/3/29	25,000	25,036
Owl Rock Capital Corp.
3.400%, 7/15/26	50,000	47,170
2.875%, 6/11/28	725,000	634,312
Prospect Capital Corp.
3.437%, 10/15/28	25,000	21,163
S&P Global, Inc.
4.750%, 8/1/28§	330,000	355,278
1.250%, 8/15/30	25,000	21,390
3.900%, 3/1/62§	3,000	3,074
State Street Corp.
Series H
(ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23(k)(y)	335,000	331,021
Stifel Financial Corp.
4.000%, 5/15/30	700,000	705,033
UBS AG
7.625%, 8/17/22	400,000	406,000

		26,160,653

Consumer Finance (0.9%)
AerCap Ireland Capital DAC
4.125%, 7/3/23	150,000	151,961
1.650%, 10/29/24	150,000	141,458
6.500%, 7/15/25	250,000	263,924
2.450%, 10/29/26	150,000	138,769
Ally Financial, Inc.
5.800%, 5/1/25	200,000	212,787
2.200%, 11/2/28	700,000	631,791
American Express Co.
3.700%, 8/3/23	150,000	152,961
3.000%, 10/30/24	25,000	25,124
2.550%, 3/4/27	173,000	168,752
3.300%, 5/3/27§	265,000	266,770
American Honda Finance Corp.
0.650%, 9/8/23(x)	40,000	38,923
3.550%, 1/12/24	25,000	25,376
0.750%, 8/9/24	65,000	61,962
2.150%, 9/10/24	100,000	98,430
2.000%, 3/24/28	10,000	9,295
Capital One Financial Corp.
3.900%, 1/29/24	155,000	157,386
3.300%, 10/30/24	100,000	100,648
4.200%, 10/29/25	250,000	256,225
(SOFR + 0.86%), 1.878%, 11/2/27(k)	50,000	46,035
3.800%, 1/31/28	200,000	201,516
(SOFR + 1.79%), 3.273%, 3/1/30(k)	200,000	193,419
Caterpillar Financial Services Corp.
3.650%, 12/7/23(x)	50,000	51,024
2.850%, 5/17/24	25,000	25,125
2.150%, 11/8/24	50,000	49,391
0.800%, 11/13/25	60,000	55,899
0.900%, 3/2/26	100,000	92,796
1.100%, 9/14/27(x)	50,000	45,568
Discover Financial Services
3.950%, 11/6/24	75,000	76,069
4.500%, 1/30/26(x)	44,000	45,336
4.100%, 2/9/27	40,000	40,804
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 1.08%), 1.383%, 8/3/22(k)	600,000	597,300
3.087%, 1/9/23	800,000	800,240
5.125%, 6/16/25	700,000	717,500
General Motors Financial Co., Inc.
3.550%, 7/8/22	500,000	502,803
3.700%, 5/9/23	375,000	378,575
1.700%, 8/18/23	58,000	57,379
5.100%, 1/17/24	24,000	24,773
1.200%, 10/15/24	25,000	23,746
3.500%, 11/7/24	50,000	50,079
4.000%, 1/15/25	75,000	75,879
4.350%, 4/9/25(x)	89,000	90,683
2.750%, 6/20/25	216,000	209,859
5.250%, 3/1/26	50,000	52,341
4.350%, 1/17/27	200,000	203,125
2.400%, 10/15/28	69,000	61,800
3.600%, 6/21/30	50,000	47,771
2.700%, 6/10/31	47,000	41,271
John Deere Capital Corp.
0.450%, 6/7/24	35,000	33,439
2.650%, 6/24/24	25,000	25,036
0.625%, 9/10/24	30,000	28,603
0.700%, 1/15/26	43,000	39,473
1.050%, 6/17/26(x)	50,000	46,383
LeasePlan Corp. NV
2.875%, 10/24/24§	600,000	587,140
PACCAR Financial Corp.
0.800%, 6/8/23	30,000	29,493
0.350%, 8/11/23	25,000	24,295
Synchrony Financial
4.375%, 3/19/24	10,000	10,176
4.250%, 8/15/24	37,000	37,549
4.500%, 7/23/25	4,000	4,085
3.700%, 8/4/26	107,000	105,681
Toyota Motor Credit Corp.
0.400%, 4/6/23	55,000	54,138
0.500%, 8/14/23	40,000	38,926
0.800%, 10/16/25	50,000	46,249
1.125%, 6/18/26	35,000	32,438
3.200%, 1/11/27	100,000	100,288
1.900%, 4/6/28(x)	100,000	92,948
2.150%, 2/13/30	89,000	82,122
3.375%, 4/1/30(x)	200,000	200,550
1.650%, 1/10/31	71,000	62,278

		9,441,938

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	35,000	35,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Block Financial LLC
2.500%, 7/15/28	$10,000	$9,158
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor),
5.200%, 1/28/29(k)(r)§	600,000	628,066
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§	31,351	31,320
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25	100,000	99,515
1.000%, 6/15/26	50,000	45,471
NTT Finance Corp.
1.162%, 4/3/26§	800,000	738,425
ORIX Corp.
2.250%, 3/9/31	20,000	18,500
Shell International Finance BV
2.875%, 5/10/26	50,000	50,163
2.500%, 9/12/26	50,000	49,371
2.375%, 11/7/29	50,000	47,404
2.750%, 4/6/30	200,000	194,111
Voya Financial, Inc.
3.650%, 6/15/26	50,000	50,358

		1,997,325

Insurance (0.5%)
Aflac, Inc.
3.625%, 11/15/24	125,000	127,915
American Financial Group, Inc.
3.500%, 8/15/26	15,000	15,172
American International Group, Inc.
2.500%, 6/30/25	50,000	49,064
4.200%, 4/1/28	25,000	26,035
4.250%, 3/15/29	25,000	26,164
3.400%, 6/30/30	71,000	70,859
4.500%, 7/16/44	72,000	77,932
4.750%, 4/1/48	86,000	98,135
4.375%, 6/30/50	44,000	47,691
Aon Corp.
4.500%, 12/15/28(x)	94,000	98,608
3.750%, 5/2/29	215,000	219,931
2.800%, 5/15/30	128,000	121,974
2.050%, 8/23/31	100,000	87,577
3.900%, 2/28/52	9,000	8,886
Aon Global Ltd.
4.600%, 6/14/44	5,000	5,275
Assurant, Inc.
2.650%, 1/15/32	50,000	43,879
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27(x)	50,000	49,157
1.450%, 10/15/30	40,000	34,983
3.850%, 3/15/52	35,000	35,584
Brighthouse Financial, Inc.
3.700%, 6/22/27(x)	50,000	49,998
Brown & Brown, Inc.
4.200%, 3/17/32	35,000	35,593
Chubb INA Holdings, Inc.
3.350%, 5/3/26	75,000	76,010
CNA Financial Corp.
2.050%, 8/15/30	20,000	17,799
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30	25,000	25,631
GA Global Funding Trust
1.250%, 12/8/23(x)§	700,000	676,956
Globe Life, Inc.
2.150%, 8/15/30	50,000	44,789
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	50,000	52,522
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	29,000	27,655
5.950%, 10/15/36	21,000	25,035
Kemper Corp.
2.400%, 9/30/30	25,000	21,862
Lincoln National Corp.
4.000%, 9/1/23	15,000	15,258
3.400%, 3/1/32(x)	50,000	48,092
Loews Corp.
3.750%, 4/1/26	50,000	51,405
Markel Corp.
3.500%, 11/1/27	25,000	25,020
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24	50,000	51,023
4.375%, 3/15/29	10,000	10,548
1.979%, 3/21/30	100,000	109,945
2.250%, 11/15/30(x)	146,000	133,061
MetLife, Inc.
4.550%, 3/23/30	200,000	218,015
Principal Financial Group, Inc.
3.700%, 5/15/29	10,000	10,211
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)(x)	70,000	67,635
Reinsurance Group of America, Inc.
3.900%, 5/15/29	10,000	10,177
3.150%, 6/15/30	20,000	19,246
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	50,000	50,052
RGA Global Funding
2.000%, 11/30/26(x)§	700,000	664,877
Sitka Holdings LLC
(ICE LIBOR USD 3 Month + 4.50%, 5.25% Floor), 5.506%, 7/6/26(k)§	800,000	761,000
Trinity Acquisition plc
4.400%, 3/15/26	50,000	51,722
Willis North America, Inc.
3.600%, 5/15/24	22,000	22,113

		4,618,071

Thrifts & Mortgage Finance (0.3%)
BPCE SA
4.000%, 9/12/23§	600,000	608,810
2.700%, 10/1/29§	250,000	237,458
Jyske Realkredit A/S Series CCE
1.500%, 10/1/53	199,672	26,303

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%),
3.766%, 3/8/24(k)§	$600,000	$603,456
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	1,582,708	211,773
Ripon 1RA
1.595%, 8/28/56	1,000,000	1,288,911

		2,976,711

Total Financials		101,557,544

Health Care (2.0%)
Biotechnology (0.5%)
AbbVie, Inc.
2.600%, 11/21/24	641,000	637,025
3.800%, 3/15/25	527,000	538,069
3.600%, 5/14/25	175,000	177,783
2.950%, 11/21/26	500,000	496,850
3.200%, 11/21/29	270,000	266,813
4.550%, 3/15/35	23,000	24,501
4.500%, 5/14/35	34,000	36,015
4.300%, 5/14/36	142,000	146,955
4.050%, 11/21/39	24,000	24,694
4.450%, 5/14/46	143,000	145,267
Amgen, Inc.
3.625%, 5/22/24	50,000	50,925
2.450%, 2/21/30	228,000	214,144
4.400%, 5/1/45	175,000	179,273
4.200%, 2/22/52	29,000	29,901
Baxalta, Inc.
4.000%, 6/23/25	38,000	38,686
Biogen, Inc.
2.250%, 5/1/30	457,000	400,487
3.150%, 5/1/50	80,000	65,275
Gilead Sciences, Inc.
0.750%, 9/29/23	33,000	32,215
3.650%, 3/1/26	125,000	126,913
1.650%, 10/1/30	220,000	193,112
4.750%, 3/1/46	145,000	153,393
4.150%, 3/1/47	106,000	109,079
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	900,000	778,264

		4,865,639

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
3.400%, 11/30/23	35,000	35,518
2.950%, 3/15/25	100,000	100,668
3.750%, 11/30/26	28,000	29,102
Baxter International, Inc.
1.915%, 2/1/27§	167,000	156,106
Becton Dickinson and Co.
3.700%, 6/6/27	33,000	33,540
2.823%, 5/20/30(x)	35,000	33,320
Boston Scientific Corp.
3.450%, 3/1/24	11,000	11,086
2.650%, 6/1/30	104,000	97,071
Medtronic Global Holdings SCA
1.375%, 10/15/40	100,000	98,067
Medtronic, Inc.
3.500%, 3/15/25	31,000	31,596
Stryker Corp.
3.500%, 3/15/26	50,000	50,332
1.950%, 6/15/30	200,000	179,227

		855,633

Health Care Providers & Services (0.8%)
Aetna, Inc.
2.800%, 6/15/23	100,000	100,393
6.625%, 6/15/36	31,000	39,117
4.500%, 5/15/42	11,000	11,486
AmerisourceBergen Corp.
3.450%, 12/15/27	50,000	49,787
Anthem, Inc.
3.650%, 12/1/27	200,000	204,138
2.550%, 3/15/31(x)	700,000	653,752
3.600%, 3/15/51	71,000	67,987
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	50,295
3.410%, 6/15/27	75,000	75,249
Centene Corp.
2.450%, 7/15/28	69,000	63,045
3.000%, 10/15/30	198,000	182,168
Cigna Corp.
3.750%, 7/15/23	19,000	19,274
3.400%, 3/1/27	229,000	227,751
4.375%, 10/15/28	1,040,000	1,093,639
3.400%, 3/15/51	40,000	36,037
CVS Health Corp.
3.375%, 8/12/24(x)	75,000	75,902
3.875%, 7/20/25	80,000	81,683
1.300%, 8/21/27	65,000	59,084
4.300%, 3/25/28	55,000	57,741
3.250%, 8/15/29	200,000	197,429
3.750%, 4/1/30	355,000	360,312
2.125%, 9/15/31	800,000	709,963
5.125%, 7/20/45	209,000	235,753
5.050%, 3/25/48	22,000	24,997
HCA, Inc.
4.750%, 5/1/23	282,000	288,415
5.000%, 3/15/24	316,000	327,231
5.250%, 4/15/25	1,060,000	1,113,254
5.250%, 6/15/26	25,000	26,399
4.500%, 2/15/27	20,000	20,475
4.125%, 6/15/29	20,000	20,397
2.375%, 7/15/31	100,000	88,955
3.625%, 3/15/32§	344,000	337,224
5.250%, 6/15/49	55,000	60,465
4.625%, 3/15/52§	126,000	127,404
Humana, Inc.
3.850%, 10/1/24	50,000	50,914
1.350%, 2/3/27	25,000	22,706
3.700%, 3/23/29	20,000	20,102
4.875%, 4/1/30	118,000	127,318
Laboratory Corp. of America Holdings
3.600%, 2/1/25	200,000	201,018
McKesson Corp.
1.300%, 8/15/26	40,000	36,778
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	30,230
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	10,000	10,093
UnitedHealth Group, Inc.
2.375%, 8/15/24	70,000	69,500
3.750%, 7/15/25	75,000	77,178
1.150%, 5/15/26(x)	100,000	93,035
3.450%, 1/15/27	50,000	51,098
2.950%, 10/15/27	100,000	99,775
4.625%, 11/15/41	113,000	127,601

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 7/15/45	$96,000	$111,750
3.700%, 8/15/49	37,000	37,043
3.250%, 5/15/51	21,000	19,349

		8,272,689

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26	79,000	78,123
2.750%, 9/15/29	169,000	160,566
2.100%, 6/4/30	36,000	32,305
PerkinElmer, Inc.
3.300%, 9/15/29	15,000	14,590
2.250%, 9/15/31	35,000	30,874
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23	80,000	77,853
1.215%, 10/18/24	75,000	72,021
1.750%, 10/15/28	35,000	31,928
1.875%, 10/1/49	100,000	99,305

		597,565

Pharmaceuticals (0.5%)
AstraZeneca plc
3.125%, 6/12/27(x)	75,000	74,341
1.375%, 8/6/30(x)	386,000	337,057
Bayer US Finance II LLC
3.875%, 12/15/23§	600,000	607,330
4.250%, 12/15/25§	600,000	607,070
Bristol-Myers Squibb Co.
2.900%, 7/26/24	99,000	99,796
3.875%, 8/15/25	48,000	49,630
3.200%, 6/15/26	25,000	25,418
3.900%, 2/20/28	50,000	52,078
3.400%, 7/26/29	62,000	62,924
Eli Lilly and Co.
3.375%, 3/15/29	13,000	13,304
GlaxoSmithKline Capital plc
3.000%, 6/1/24	70,000	70,622
Johnson & Johnson
0.550%, 9/1/25	100,000	93,266
2.450%, 3/1/26	125,000	124,217
3.700%, 3/1/46	21,000	21,555
Merck & Co., Inc.
2.800%, 5/18/23	62,000	62,554
2.900%, 3/7/24	100,000	100,982
2.750%, 2/10/25	50,000	49,750
3.400%, 3/7/29	100,000	102,485
2.450%, 6/24/50	15,000	12,420
2.750%, 12/10/51	36,000	31,283
Novartis Capital Corp.
3.400%, 5/6/24	50,000	50,868
Pfizer, Inc.
3.400%, 5/15/24	50,000	50,856
2.750%, 6/3/26	50,000	49,990
3.600%, 9/15/28	25,000	25,925
3.450%, 3/15/29	12,000	12,306
1.700%, 5/28/30	250,000	226,432
Royalty Pharma plc
1.200%, 9/2/25	70,000	64,724
Sanofi
3.625%, 6/19/28	25,000	25,983
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	50,000	50,060
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23	50,000	51,320
5.000%, 11/26/28	200,000	217,731
2.050%, 3/31/30	400,000	360,046
2.000%, 7/9/40	125,000	130,706
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24	600,000	613,530
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	50,000	49,665
Viatris, Inc.
2.700%, 6/22/30	200,000	175,707
Zoetis, Inc.
3.000%, 9/12/27	50,000	48,783
2.000%, 5/15/30	50,000	44,763

		4,847,477

Total Health Care		19,439,003

Industrials (2.2%)
Aerospace & Defense (1.0%)
BAE Systems Holdings, Inc.
3.850%, 12/15/25§	151,000	152,743
BAE Systems plc
3.400%, 4/15/30§	264,000	255,633
Boeing Co. (The)
1.950%, 2/1/24	600,000	588,026
1.433%, 2/4/24	700,000	677,264
4.875%, 5/1/25	155,000	160,057
2.750%, 2/1/26	800,000	776,438
2.196%, 2/4/26	400,000	379,361
2.700%, 2/1/27(x)	75,000	71,647
5.040%, 5/1/27	100,000	105,281
3.450%, 11/1/28	25,000	24,249
5.150%, 5/1/30	100,000	106,519
Embraer Netherlands Finance BV
5.400%, 2/1/27	3,000	3,006
General Dynamics Corp.
1.150%, 6/1/26	17,000	15,817
3.625%, 4/1/30	426,000	438,533
Huntington Ingalls Industries, Inc.
3.844%, 5/1/25	100,000	101,009
2.043%, 8/16/28§	723,000	655,233
4.200%, 5/1/30	142,000	146,660
L3Harris Technologies, Inc.
4.400%, 6/15/28	520,000	540,437
1.800%, 1/15/31(x)	468,000	406,282
Leidos, Inc.
4.375%, 5/15/30	616,000	628,828
Lockheed Martin Corp.
3.550%, 1/15/26	50,000	51,386
4.070%, 12/15/42	139,000	141,278
2.800%, 6/15/50	61,000	51,314
4.090%, 9/15/52	29,000	31,574
Northrop Grumman Corp.
3.250%, 8/1/23	75,000	75,915
2.930%, 1/15/25	100,000	100,320
3.250%, 1/15/28	338,000	338,699
4.030%, 10/15/47	128,000	128,340
5.250%, 5/1/50	28,000	34,994
Raytheon Technologies Corp.
3.200%, 3/15/24	75,000	75,763
3.150%, 12/15/24	50,000	50,385
3.500%, 3/15/27	151,000	153,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 5/4/27(x)	$100,000	$100,068
7.200%, 8/15/27	27,000	32,122
7.000%, 11/1/28	143,000	168,759
4.125%, 11/16/28	311,000	325,991
2.150%, 5/18/30	100,000	110,513
2.250%, 7/1/30	38,000	35,159
2.375%, 3/15/32	100,000	92,097
4.500%, 6/1/42	33,000	34,830
4.200%, 12/15/44	32,000	32,030
2.820%, 9/1/51	150,000	126,387
3.030%, 3/15/52(x)	111,000	97,000
Spirit AeroSystems, Inc.
4.600%, 6/15/28(x)	500,000	468,670
Textron, Inc.
3.875%, 3/1/25	500,000	517,163
4.000%, 3/15/26	25,000	25,495
3.900%, 9/17/29	164,000	166,965

		9,799,930

Air Freight & Logistics (0.0%)
FedEx Corp.
4.200%, 10/17/28	100,000	104,900
3.900%, 2/1/35	51,000	50,779
4.100%, 2/1/45(x)	26,000	25,533
United Parcel Service, Inc.
2.500%, 4/1/23	25,000	25,132
2.400%, 11/15/26	50,000	49,019
5.200%, 4/1/40	20,000	24,002
4.875%, 11/15/40	31,000	36,211

		315,576

Airlines (0.1%)
American Airlines Pass-Through Trust, Class A
Series 2021-1 A
2.875%, 7/11/34	800,000	717,998
Southwest Airlines Co.
4.750%, 5/4/23	25,000	25,489
5.250%, 5/4/25	75,000	78,799
5.125%, 6/15/27	50,000	53,529

		875,815

Building Products (0.1%)
Carlisle Cos., Inc.
0.550%, 9/1/23	10,000	9,690
Carrier Global Corp.
2.242%, 2/15/25	50,000	48,570
2.722%, 2/15/30	250,000	235,165
Fortune Brands Home & Security, Inc.
3.250%, 9/15/29	50,000	48,157
Johnson Controls International plc
2.000%, 9/16/31	30,000	26,421
5.125%, 9/14/45	3,000	3,578
Masco Corp.
1.500%, 2/15/28	700,000	618,964
2.000%, 10/1/30	25,000	21,772
Owens Corning
3.950%, 8/15/29	100,000	101,345
3.875%, 6/1/30	20,000	20,201

		1,133,863

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	102,607
RELX Capital, Inc.
4.000%, 3/18/29	158,000	162,308
3.000%, 5/22/30	262,000	250,048
Republic Services, Inc.
2.500%, 8/15/24	100,000	98,690
3.375%, 11/15/27	53,000	52,771
2.300%, 3/1/30	52,000	47,532
2.375%, 3/15/33	5,000	4,465
Waste Management, Inc.
3.150%, 11/15/27(x)	50,000	50,148
1.150%, 3/15/28	130,000	115,540
2.000%, 6/1/29	36,000	33,380
2.950%, 6/1/41	42,000	37,840

		955,329

Construction & Engineering (0.0%)
Quanta Services, Inc.
0.950%, 10/1/24	10,000	9,473
Electrical Equipment (0.0%)
Emerson Electric Co.
1.800%, 10/15/27	25,000	23,433
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	74,520

		97,953

Industrial Conglomerates (0.1%)
3M Co.
3.250%, 2/14/24	25,000	25,327
2.875%, 10/15/27	75,000	74,450
GE Capital Funding LLC
4.550%, 5/15/32	375,000	402,026
Honeywell International, Inc.
2.300%, 8/15/24(x)	100,000	99,560
1.350%, 6/1/25	15,000	14,241
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	30,613
2.950%, 9/15/29	51,000	48,730
2.000%, 6/30/30	42,000	37,031
1.750%, 2/15/31	200,000	171,008

		902,986

Machinery (0.3%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	35,531
CNH Industrial Capital LLC
1.950%, 7/2/23	30,000	29,688
4.200%, 1/15/24(x)	267,000	271,056
1.875%, 1/15/26	25,000	23,598
Cummins, Inc.
0.750%, 9/1/25	10,000	9,262
Daimler Trucks Finance North America LLC
(SOFR + 0.50%), 0.741%, 6/14/23(k)§	800,000	797,572
2.000%, 12/14/26§	700,000	653,158
Dover Corp.
3.150%, 11/15/25	50,000	49,803
Illinois Tool Works, Inc.
2.650%, 11/15/26(x)	50,000	49,705
Otis Worldwide Corp.
2.565%, 2/15/30	102,000	95,184
Parker-Hannifin Corp.
3.250%, 3/1/27(x)	100,000	99,594
3.250%, 6/14/29	104,000	102,531
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	582,750

		2,799,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Professional Services (0.0%)
Thomson Reuters Corp.
3.350%, 5/15/26	$30,000	$30,177
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	25,772

		55,949

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.400%, 9/1/24	50,000	50,906
4.450%, 3/15/43	102,000	111,167
3.300%, 9/15/51	125,000	118,315
2.875%, 6/15/52	68,000	59,502
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	18,271
CSX Corp.
2.400%, 2/15/30(x)	52,000	48,346
4.300%, 3/1/48	80,000	85,490
4.650%, 3/1/68	22,000	23,982
Norfolk Southern Corp.
2.900%, 6/15/26	177,000	175,102
3.800%, 8/1/28	25,000	25,517
2.300%, 5/15/31	25,000	23,209
3.000%, 3/15/32(x)	172,000	167,732
3.050%, 5/15/50	99,000	87,762
4.050%, 8/15/52	44,000	45,848
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	450,000	453,264
Ryder System, Inc.
2.500%, 9/1/22	20,000	20,051
3.650%, 3/18/24	25,000	25,217
2.500%, 9/1/24	116,000	114,086
4.625%, 6/1/25	423,000	438,852
Union Pacific Corp.
2.750%, 4/15/23	62,000	62,148
3.250%, 8/15/25	100,000	100,189
2.750%, 3/1/26	152,000	150,554
2.375%, 5/20/31	10,000	9,364
3.200%, 5/20/41	43,000	40,618
2.950%, 3/10/52(x)	13,000	11,474
3.950%, 8/15/59	22,000	22,449
3.839%, 3/20/60	146,000	145,659
3.750%, 2/5/70	24,000	23,461

		2,658,535

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.000%, 9/15/23	50,000	49,837
0.700%, 2/15/24	50,000	47,821
3.750%, 6/1/26	100,000	99,350
3.000%, 2/1/30	50,000	45,896
Aircastle Ltd.
5.000%, 4/1/23	10,000	10,161
4.125%, 5/1/24(x)	10,000	9,953
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	664,810
GATX Corp.
3.250%, 9/15/26(x)	50,000	49,672
Mitsubishi Corp.
2.625%, 7/14/22(m)	500,000	501,537
United Rentals North America, Inc.
3.875%, 11/15/27	120,000	118,625

		1,597,662

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd.
2.450%, 3/16/31§	800,000	713,454

Total Industrials		21,915,957

Information Technology (2.5%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.500%, 9/20/26	50,000	49,542
Juniper Networks, Inc.
3.750%, 8/15/29	55,000	54,790
2.000%, 12/10/30	11,000	9,493
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	51,928
4.600%, 5/23/29	377,000	392,207
2.750%, 5/24/31	236,000	213,351
5.500%, 9/1/44	96,000	106,382

		877,693

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	49,142
Amphenol Corp.
2.200%, 9/15/31	60,000	53,176
Arrow Electronics, Inc.
3.250%, 9/8/24	50,000	50,103
CDW LLC
2.670%, 12/1/26	70,000	65,777
Corning, Inc.
4.375%, 11/15/57	27,000	27,179
5.850%, 11/15/68	30,000	36,590
Jabil, Inc.
3.950%, 1/12/28	100,000	100,443
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	78,742
Tyco Electronics Group SA
3.450%, 8/1/24	20,000	20,167

		481,319

IT Services (0.5%)
Automatic Data Processing, Inc.
1.700%, 5/15/28	20,000	18,506
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	100,000	90,767
CGI, Inc.
1.450%, 9/14/26§	700,000	643,310
DXC Technology Co.
1.800%, 9/15/26	50,000	45,900
Fidelity National Information Services, Inc.
0.600%, 3/1/24	15,000	14,365
1.500%, 5/21/27	190,000	208,871
1.000%, 12/3/28	250,000	263,334
2.250%, 3/1/31	50,000	44,151
Fiserv, Inc.
3.800%, 10/1/23	25,000	25,277
2.750%, 7/1/24	100,000	99,498
3.500%, 7/1/29	550,000	540,198
2.650%, 6/1/30	24,000	22,112
Global Payments, Inc.
4.000%, 6/1/23	50,000	50,688
4.800%, 4/1/26	236,000	247,266
2.150%, 1/15/27	113,000	105,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.200%, 8/15/29	$606,000	$575,582
2.900%, 5/15/30	119,000	109,902
International Business Machines Corp.
3.000%, 5/15/24	100,000	100,716
3.450%, 2/19/26	100,000	101,645
3.500%, 5/15/29	464,000	472,891
5.875%, 11/29/32	60,000	72,322
4.250%, 5/15/49	200,000	214,286
Mastercard, Inc.
2.000%, 3/3/25	50,000	49,226
2.950%, 11/21/26	50,000	50,201
2.000%, 11/18/31	100,000	90,578
PayPal Holdings, Inc.
2.400%, 10/1/24	27,000	26,857
2.650%, 10/1/26	600,000	591,360
Visa, Inc.
3.150%, 12/14/25	100,000	101,336
0.750%, 8/15/27(x)	45,000	40,835
2.050%, 4/15/30	65,000	60,787
4.150%, 12/14/35	88,000	95,691
Western Union Co. (The)
4.250%, 6/9/23(x)	25,000	25,331

		5,199,740

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.
2.950%, 6/1/24	50,000	49,873
Analog Devices, Inc.
2.950%, 4/1/25	200,000	200,634
Applied Materials, Inc.
1.750%, 6/1/30	30,000	27,134
4.350%, 4/1/47(x)	55,000	63,416
Broadcom Corp.
3.875%, 1/15/27	275,000	277,226
Broadcom, Inc.
4.700%, 4/15/25	250,000	257,208
3.150%, 11/15/25	40,000	39,468
4.250%, 4/15/26	100,000	102,768
3.459%, 9/15/26	26,000	25,777
4.110%, 9/15/28	518,000	524,233
4.750%, 4/15/29	329,000	344,963
5.000%, 4/15/30	134,000	142,626
4.150%, 11/15/30	332,000	335,205
2.450%, 2/15/31§	787,000	698,039
4.150%, 4/15/32§	85,000	84,896
4.300%, 11/15/32	61,000	61,085
3.419%, 4/15/33§	26,000	24,128
3.469%, 4/15/34§	795,000	736,903
3.137%, 11/15/35§	309,000	272,161
3.187%, 11/15/36§	500,000	435,459
Intel Corp.
3.700%, 7/29/25	100,000	102,543
2.450%, 11/15/29	20,000	18,885
4.100%, 5/19/46	70,000	71,786
3.250%, 11/15/49	124,000	112,733
3.200%, 8/12/61	62,000	53,605
KLA Corp.
4.650%, 11/1/24	50,000	51,827
4.100%, 3/15/29	288,000	302,327
5.000%, 3/15/49	27,000	31,760
3.300%, 3/1/50	174,000	163,014
Lam Research Corp.
3.750%, 3/15/26	208,000	214,008
4.000%, 3/15/29	30,000	31,529
4.875%, 3/15/49	75,000	89,905
2.875%, 6/15/50	57,000	50,578
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	24,893
Micron Technology, Inc.
4.975%, 2/6/26	500,000	525,327
4.185%, 2/15/27(x)	25,000	25,638
NVIDIA Corp.
0.584%, 6/14/24	40,000	38,358
3.200%, 9/16/26	40,000	40,742
2.850%, 4/1/30	75,000	73,888
2.000%, 6/15/31	50,000	45,502
3.500%, 4/1/50	56,000	56,617
NXP BV
3.875%, 6/18/26§	835,000	839,071
4.300%, 6/18/29§	320,000	330,460
3.400%, 5/1/30§	25,000	24,231
2.500%, 5/11/31§	546,000	489,967
3.250%, 11/30/51(x)§	45,000	37,695
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	75,832
2.150%, 5/20/30	100,000	91,723
4.300%, 5/20/47	167,000	187,079
Texas Instruments, Inc.
1.375%, 3/12/25	15,000	14,414
2.250%, 9/4/29	30,000	28,440

		8,947,579

Software (0.5%)
Adobe, Inc.
1.900%, 2/1/25	30,000	29,274
Autodesk, Inc.
3.500%, 6/15/27	161,000	161,971
2.400%, 12/15/31	109,000	98,153
Citrix Systems, Inc.
1.250%, 3/1/26	25,000	24,061
3.300%, 3/1/30	814,000	804,720
Microsoft Corp.
2.375%, 5/1/23	102,000	102,336
2.700%, 2/12/25	75,000	75,238
2.400%, 8/8/26	100,000	99,079
3.300%, 2/6/27	100,000	102,691
2.921%, 3/17/52	252,000	230,182
Oracle Corp.
3.400%, 7/8/24	75,000	75,591
2.950%, 11/15/24	75,000	74,491
2.500%, 4/1/25	200,000	195,278
2.950%, 5/15/25	100,000	98,726
1.650%, 3/25/26	25,000	23,149
2.650%, 7/15/26	45,000	43,105
2.300%, 3/25/28	70,000	63,732
2.875%, 3/25/31	250,000	227,142
3.900%, 5/15/35	25,000	23,373
3.850%, 7/15/36	32,000	29,433
6.125%, 7/8/39	26,000	29,980
3.600%, 4/1/40	364,000	316,748
3.650%, 3/25/41	372,000	324,566
4.500%, 7/8/44	66,000	62,673
4.000%, 7/15/46	382,000	338,304
3.600%, 4/1/50	76,000	63,090
4.100%, 3/25/61	25,000	21,220
salesforce.com, Inc.
0.625%, 7/15/24	30,000	28,729
1.500%, 7/15/28	35,000	31,958
1.950%, 7/15/31(x)	40,000	36,396
3.050%, 7/15/61	76,000	67,006
ServiceNow, Inc.
1.400%, 9/1/30	260,000	220,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
VMware, Inc.
1.400%, 8/15/26	$20,000	$18,282
4.650%, 5/15/27	500,000	523,623
3.900%, 8/21/27	100,000	101,179
1.800%, 8/15/28	89,000	79,181
2.200%, 8/15/31	100,000	87,995
Workday, Inc.
3.800%, 4/1/32	40,000	40,050

		4,973,692

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
2.400%, 5/3/23	136,000	136,775
0.750%, 5/11/23	115,000	113,296
2.850%, 5/11/24	200,000	201,492
1.125%, 5/11/25	100,000	95,330
0.700%, 2/8/26	100,000	92,917
3.250%, 2/23/26	110,000	111,972
3.350%, 2/9/27	50,000	51,088
2.900%, 9/12/27	150,000	150,034
1.650%, 5/11/30	90,000	81,663
1.650%, 2/8/31	100,000	89,722
2.375%, 2/8/41(x)	91,000	78,988
2.550%, 8/20/60	69,000	56,533
2.800%, 2/8/61	157,000	130,459
Dell International LLC
5.450%, 6/15/23	176,000	182,102
5.850%, 7/15/25	525,000	560,738
6.020%, 6/15/26	362,000	393,016
4.900%, 10/1/26	266,000	279,785
5.300%, 10/1/29	200,000	217,887
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	50,000	52,384
HP, Inc.
2.200%, 6/17/25	100,000	96,456
1.450%, 6/17/26(x)	50,000	46,052
2.650%, 6/17/31	34,000	30,414
6.000%, 9/15/41	32,000	37,197
Seagate HDD Cayman
4.091%, 6/1/29	51,000	49,472
4.125%, 1/15/31	600,000	568,500
Western Digital Corp.
2.850%, 2/1/29	58,000	53,133

		3,957,405

Total Information Technology		24,437,428

Materials (0.5%)
Chemicals (0.2%)
Albemarle Corp.
4.150%, 12/1/24	100,000	102,251
Dow Chemical Co. (The)
3.625%, 5/15/26	25,000	25,199
1.125%, 3/15/32	170,000	169,196
DuPont de Nemours, Inc.
4.205%, 11/15/23	100,000	102,376
4.493%, 11/15/25	204,000	211,964
Ecolab, Inc.
1.650%, 2/1/27	100,000	93,833
1.300%, 1/30/31(x)	29,000	24,407
2.750%, 8/18/55	116,000	96,282
LYB International Finance BV
4.000%, 7/15/23	20,000	20,316
LYB International Finance III LLC
4.200%, 5/1/50	98,000	95,736
PPG Industries, Inc.
2.800%, 8/15/29	100,000	95,869
RPM International, Inc.
4.550%, 3/1/29	25,000	26,020
4.250%, 1/15/48	6,000	5,805
Sherwin-Williams Co. (The)
3.450%, 6/1/27	75,000	74,998
2.300%, 5/15/30	81,000	74,182
Syngenta Finance NV
4.441%, 4/24/23§	400,000	403,898
Westlake Corp.
3.375%, 6/15/30	30,000	29,443
3.375%, 8/15/61	61,000	46,894
Yara International ASA
4.750%, 6/1/28§	600,000	621,112

		2,319,781

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
2.400%, 7/15/31(x)	25,000	22,424
Series CB
2.500%, 3/15/30	35,000	32,146

		54,570

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
2.690%, 5/25/31	35,000	32,142
Berry Global, Inc.
1.570%, 1/15/26	700,000	649,229
International Paper Co.
6.000%, 11/15/41	26,000	31,026
4.800%, 6/15/44	15,000	15,999
Packaging Corp. of America
3.400%, 12/15/27	35,000	35,035
3.050%, 10/1/51	28,000	22,817
WRKCo., Inc.
4.000%, 3/15/28	50,000	51,465

		837,713

Metals & Mining (0.2%)
Anglo American Capital plc
5.625%, 4/1/30§	216,000	238,183
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	204,519
Glencore Funding LLC
1.625%, 4/27/26§	159,000	146,656
2.500%, 9/1/30§	147,000	131,648
2.850%, 4/27/31§	101,000	91,833
2.625%, 9/23/31§	128,000	114,592
3.375%, 9/23/51§	99,000	83,299
Newmont Corp.
2.250%, 10/1/30	116,000	105,805
Nucor Corp.
3.950%, 5/1/28	20,000	20,428
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	36,367
2.150%, 8/15/30(x)	600,000	537,111
Steel Dynamics, Inc.
2.800%, 12/15/24	50,000	49,522
2.400%, 6/15/25	15,000	14,510
Vale Overseas Ltd.
3.750%, 7/8/30	100,000	96,152

		1,870,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	$25,000	$26,364
Georgia-Pacific LLC
7.750%, 11/15/29	20,000	25,664
2.300%, 4/30/30§	42,000	38,951
8.875%, 5/15/31	36,000	49,849
Suzano Austria GmbH
3.750%, 1/15/31(x)	100,000	93,650
3.125%, 1/15/32	45,000	39,872

		274,350

Total Materials		5,357,039

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Agree LP (REIT)
2.000%, 6/15/28	15,000	13,622
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	25,000	25,126
3.800%, 4/15/26	50,000	50,883
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27	50,000	49,735
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	34,185
American Tower Corp. (REIT)
3.000%, 6/15/23	50,000	50,165
5.000%, 2/15/24	50,000	51,791
3.375%, 5/15/24(x)	700,000	703,399
2.400%, 3/15/25	700,000	681,746
2.300%, 9/15/31	20,000	17,478
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23(x)	50,000	50,910
1.900%, 12/1/28(x)	50,000	45,731
3.300%, 6/1/29	15,000	15,071
2.300%, 3/1/30	700,000	656,012
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	99,981
2.750%, 10/1/26	50,000	48,680
2.550%, 4/1/32	700,000	628,195
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23(x)	500,000	502,966
3.950%, 11/15/27(x)	25,000	25,217
Brixmor Operating Partnership LP (REIT)
3.850%, 2/1/25	100,000	101,111
3.900%, 3/15/27	500,000	503,213
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	10,405
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	600,000	573,422
Crown Castle International Corp. (REIT)
3.150%, 7/15/23	50,000	50,516
1.350%, 7/15/25	10,000	9,348
3.700%, 6/15/26	500,000	502,412
2.900%, 3/15/27	30,000	29,048
3.650%, 9/1/27	50,000	49,780
CyrusOne LP (REIT)
1.450%, 1/22/27	500,000	566,964
Duke Realty LP (REIT)
3.250%, 6/30/26	30,000	29,912
2.250%, 1/15/32	50,000	45,009
EPR Properties (REIT)
4.500%, 4/1/25	500,000	505,341
3.600%, 11/15/31	700,000	632,211
Equinix, Inc. (REIT)
1.000%, 9/15/25(x)	100,000	91,989
1.800%, 7/15/27	20,000	18,176
3.200%, 11/18/29(x)	25,000	23,990
2.500%, 5/15/31	700,000	625,271
ERP Operating LP (REIT)
3.000%, 4/15/23	75,000	75,248
Essex Portfolio LP (REIT)
3.875%, 5/1/24	25,000	25,327
4.000%, 3/1/29	25,000	25,628
2.550%, 6/15/31	700,000	637,040
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24	50,000	50,710
GLP Capital LP (REIT)
5.375%, 11/1/23	10,000	10,277
3.350%, 9/1/24	100,000	99,440
5.250%, 6/1/25	410,000	422,013
5.375%, 4/15/26	15,000	15,595
5.750%, 6/1/28	10,000	10,745
Healthpeak Properties, Inc. (REIT)
2.125%, 12/1/28(x)	65,000	59,804
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	13,637
Kilroy Realty LP (REIT)
3.450%, 12/15/24	25,000	25,069
4.375%, 10/1/25	1,000,000	1,027,376
Kimco Realty Corp. (REIT)
1.900%, 3/1/28	50,000	45,250
3.200%, 4/1/32(x)	700,000	676,449
Life Storage LP (REIT)
3.875%, 12/15/27	25,000	25,325
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	51,517
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30(x)	700,000	644,259
Office Properties Income Trust (REIT)
4.500%, 2/1/25	100,000	100,005
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	83,000	84,326
4.500%, 1/15/25(x)	500,000	505,766
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	23,394
Public Storage (REIT)
0.875%, 2/15/26	25,000	23,101
3.094%, 9/15/27	600,000	601,842
3.385%, 5/1/29	15,000	15,194
Realty Income Corp. (REIT)
4.600%, 2/6/24	10,000	10,265
4.625%, 11/1/25(x)	500,000	522,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 6/1/26	$10,000	$10,589
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	23,831
Sabra Health Care LP (REIT)
3.900%, 10/15/29	25,000	24,105
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§	700,000	734,760
Service Properties Trust (REIT)
4.750%, 10/1/26	500,000	452,500
Simon Property Group LP (REIT)
3.300%, 1/15/26	75,000	75,566
1.375%, 1/15/27(x)	100,000	91,451
3.375%, 6/15/27	75,000	74,952
Spirit Realty LP (REIT)
3.200%, 1/15/27	300,000	293,987
2.100%, 3/15/28	50,000	45,263
3.400%, 1/15/30	200,000	192,646
STORE Capital
Corp. (REIT)
2.700%, 12/1/31	50,000	44,303
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	99,907
Unibail-Rodamco- Westfield SE (REIT)
1.000%, 3/14/25(m)	500,000	548,232
Ventas Realty LP (REIT)
3.500%, 4/15/24	25,000	25,165
Welltower, Inc. (REIT)
3.625%, 3/15/24	20,000	20,223
4.000%, 6/1/25	100,000	101,561
2.050%, 1/15/29	30,000	27,310
2.750%, 1/15/31	600,000	560,026
WP Carey, Inc. (REIT)
3.850%, 7/15/29	50,000	50,513

		17,443,428

Total Real Estate		17,443,428

Utilities (2.6%)
Electric Utilities (2.2%)
AEP Texas, Inc.
3.950%, 6/1/28	189,000	192,492
3.450%, 5/15/51(x)	89,000	79,157
AEP Transmission Co. LLC
3.150%, 9/15/49	147,000	130,043
Series M
3.650%, 4/1/50	65,000	62,644
Series N
2.750%, 8/15/51	15,000	12,290
Alabama Power Co.
3.450%, 10/1/49	94,000	86,566
3.125%, 7/15/51	40,000	35,041
Series 20-A
1.450%, 9/15/30	50,000	43,017
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	24,771
2.300%, 3/1/30	25,000	22,646
American Transmission Systems, Inc.
2.650%, 1/15/32§	121,000	111,842
Appalachian Power Co. Series AA
2.700%, 4/1/31(x)	700,000	648,752
Atlantic City Electric Co.
4.000%, 10/15/28	76,000	78,214
Avangrid, Inc.
3.150%, 12/1/24	25,000	24,960
3.200%, 4/15/25	200,000	199,389
3.800%, 6/1/29	700,000	709,422
Baltimore Gas & Electric Co.
2.250%, 6/15/31	24,000	21,866
3.500%, 8/15/46	12,000	11,499
3.750%, 8/15/47	33,000	32,929
3.200%, 9/15/49	68,000	61,917
2.900%, 6/15/50(x)	102,000	88,385
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48	30,000	31,162
Series AE
2.350%, 4/1/31	105,000	97,660
Series AF
3.350%, 4/1/51	60,000	57,075
Series AH
3.600%, 3/1/52	4,000	3,982
Commonwealth Edison Co.
Series 127
3.200%, 11/15/49	8,000	7,331
Series 130
3.125%, 3/15/51	94,000	85,020
Series 133
3.850%, 3/15/52	23,000	23,586
DTE Electric Co.
3.950%, 3/1/49	144,000	149,709
Series A
1.900%, 4/1/28	65,000	60,426
4.050%, 5/15/48	50,000	52,428
Duke Energy Carolinas LLC
3.950%, 11/15/28(x)	21,000	21,778
2.450%, 8/15/29	25,000	23,668
2.550%, 4/15/31(x)	177,000	167,063
3.875%, 3/15/46	79,000	80,122
3.550%, 3/15/52	34,000	33,646
Duke Energy Corp.
2.650%, 9/1/26	75,000	73,044
3.400%, 6/15/29	30,000	29,616
2.550%, 6/15/31	25,000	22,770
Duke Energy Florida LLC
3.800%, 7/15/28	30,000	30,781
2.500%, 12/1/29(x)	750,000	711,481
1.750%, 6/15/30	70,000	62,108
3.000%, 12/15/51	51,000	45,162
Duke Energy Ohio, Inc.
3.650%, 2/1/29	24,000	24,389
Duke Energy Progress LLC
3.250%, 8/15/25(x)	50,000	50,272
3.450%, 3/15/29	508,000	510,335
3.400%, 4/1/32	700,000	704,551
2.900%, 8/15/51	95,000	82,903
Edison International
2.400%, 9/15/22	11,000	11,016
3.125%, 11/15/22	7,000	7,047
3.550%, 11/15/24	430,000	431,527
4.950%, 4/15/25(x)	120,000	123,290
Emera US Finance LP
3.550%, 6/15/26	50,000	50,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Enel Finance International NV
2.250%, 7/12/31§	$800,000	$708,789
Entergy Arkansas LLC
3.350%, 6/15/52	29,000	27,013
Entergy Corp.
0.900%, 9/15/25	95,000	87,405
Entergy Louisiana LLC
0.620%, 11/17/23	50,000	48,461
4.200%, 9/1/48	91,000	96,918
Evergy, Inc.
2.450%, 9/15/24(x)	35,000	34,320
Eversource Energy
Series M
3.300%, 1/15/28	150,000	147,588
Exelon Corp.
3.950%, 6/15/25	75,000	76,748
2.750%, 3/15/27§	49,000	47,831
4.050%, 4/15/30	200,000	206,597
5.100%, 6/15/45	20,000	22,387
4.700%, 4/15/50	28,000	30,836
4.100%, 3/15/52§	17,000	17,261
FirstEnergy Corp.
2.050%, 3/1/25	22,000	20,955
2.650%, 3/1/30	120,000	108,726
Series B
4.400%, 7/15/27(e)	143,000	143,536
2.250%, 9/1/30	131,000	115,659
FirstEnergy Transmission LLC
4.350%, 1/15/25§	531,000	534,342
4.550%, 4/1/49§	179,000	174,837
Florida Power & Light Co.
4.050%, 10/1/44	15,000	15,686
3.950%, 3/1/48	40,000	42,434
3.150%, 10/1/49	235,000	219,251
2.875%, 12/4/51	135,000	120,120
Fortis, Inc.
3.055%, 10/4/26	75,000	74,083
Greenko Power II Ltd.
4.300%, 12/13/28§	700,000	659,085
Indiana Michigan Power Co.
3.850%, 5/15/28	25,000	25,275
IPALCO Enterprises, Inc.
4.250%, 5/1/30	600,000	602,268
ITC Holdings Corp.
3.350%, 11/15/27	25,000	25,025
MidAmerican Energy Co.
3.650%, 4/15/29	360,000	370,647
3.950%, 8/1/47	60,000	62,390
4.250%, 7/15/49	87,000	93,799
3.150%, 4/15/50	23,000	21,019
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28§	18,000	18,263
NextEra Energy Capital Holdings, Inc.
2.940%, 3/21/24	160,000	159,965
3.550%, 5/1/27	25,000	25,285
1.900%, 6/15/28	47,000	43,139
2.750%, 11/1/29	600,000	573,820
Northern States Power Co.
2.250%, 4/1/31	5,000	4,626
4.000%, 8/15/45	32,000	32,906
2.900%, 3/1/50	103,000	90,818
2.600%, 6/1/51	30,000	25,173
3.200%, 4/1/52	20,000	18,634
NRG Energy, Inc.
2.450%, 12/2/27§	143,000	131,524
4.450%, 6/15/29(x)§	23,000	23,091
NSTAR Electric Co.
3.250%, 5/15/29	10,000	9,985
3.950%, 4/1/30	3,000	3,117
Ohio Power Co.
4.000%, 6/1/49	52,000	51,547
Series Q
1.625%, 1/15/31	97,000	83,064
Series R
2.900%, 10/1/51	61,000	50,619
Oklahoma Gas & Electric Co.
3.250%, 4/1/30	200,000	197,185
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25	35,000	32,103
3.700%, 11/15/28	228,000	233,329
3.800%, 6/1/49	125,000	126,614
Pacific Gas and Electric Co.
3.500%, 6/15/25(x)	600,000	586,547
3.450%, 7/1/25	500,000	490,861
3.150%, 1/1/26	500,000	482,816
2.950%, 3/1/26	500,000	477,676
2.500%, 2/1/31	9,000	7,693
3.250%, 6/1/31	959,000	865,560
4.950%, 7/1/50	89,000	84,295
PECO Energy Co.
2.800%, 6/15/50	25,000	21,424
3.050%, 3/15/51	105,000	94,440
Pennsylvania Electric Co.
3.250%, 3/15/28§	500,000	489,126
PPL Capital Funding, Inc.
3.100%, 5/15/26(x)	50,000	49,395
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	49,984
3.650%, 9/1/28(x)	90,000	91,643
3.200%, 5/15/29	100,000	99,915
2.050%, 8/1/50(x)	51,000	37,831
Southern California Edison Co.
(SOFR + 0.47%), 0.622%, 12/2/22(k)	800,000	800,109
2.850%, 8/1/29	40,000	38,025
2.250%, 6/1/30	277,000	249,972
Series 20C
1.200%, 2/1/26	24,000	22,145
Series C
3.500%, 10/1/23	50,000	50,455
Series D
3.400%, 6/1/23(x)	25,000	25,070
Series E
3.700%, 8/1/25	125,000	127,066
Series G
2.500%, 6/1/31	50,000	45,509
Southern Co. (The)
2.950%, 7/1/23	25,000	25,141
3.250%, 7/1/26	100,000	100,185
Series 2021
(SOFR + 0.37%), 0.481%, 5/10/23(k)	700,000	698,049
Series A
3.700%, 4/30/30	600,000	602,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Southwestern Electric Power Co.
Series N
1.650%, 3/15/26		$100,000	$94,046
Southwestern Public Service Co.
Series 6
4.400%, 11/15/48		54,000	57,999
Series 8
3.150%, 5/1/50		70,000	62,824
Tampa Electric Co.
4.300%, 6/15/48		15,000	15,910
4.450%, 6/15/49		59,000	64,113
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§		365,000	368,041
Union Electric Co.
2.950%, 3/15/30		250,000	244,902
Virginia Electric and Power Co.
2.300%, 11/15/31		100,000	91,716
4.000%, 1/15/43		54,000	54,274
Series B
4.200%, 5/15/45		16,000	16,611
Vistra Operations Co. LLC
4.300%, 7/15/29§		182,000	177,193
Wisconsin Power & Light Co.
3.050%, 10/15/27		75,000	74,321
Xcel Energy, Inc.
3.350%, 12/1/26(x)		100,000	100,190

			21,594,699

Gas Utilities (0.3%)
Atmos Energy Corp.
4.125%, 3/15/49		38,000	40,094
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 1.004%, 3/2/23(k)		460,000	458,631
1.750%, 10/1/30		347,000	303,909
National Fuel Gas Co.
3.950%, 9/15/27		50,000	50,048
2.950%, 3/1/31		800,000	727,808
ONE Gas, Inc.
2.000%, 5/15/30		30,000	26,859
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31		65,000	59,524
3.640%, 11/1/46		9,000	8,332
Promigas SA ESP
3.750%, 10/16/29§		200,000	180,310
Southern California Gas Co.
2.950%, 4/15/27		700,000	691,466
Series XX
2.550%, 2/1/30		200,000	187,764

			2,734,745

Multi-Utilities (0.1%)
Ameren Illinois Co.
3.800%, 5/15/28		60,000	61,685
3.250%, 3/15/50		70,000	64,507
Berkshire Hathaway Energy Co.
3.750%, 11/15/23		50,000	50,899
Black Hills Corp.
1.037%, 8/23/24		55,000	52,520
CenterPoint Energy, Inc.
2.500%, 9/1/24		25,000	24,562
1.450%, 6/1/26		30,000	27,926
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	24,600
Consumers Energy Co.
3.375%, 8/15/23		87,000	87,763
3.800%, 11/15/28		3,000	3,073
3.250%, 8/15/46		85,000	78,982
3.750%, 2/15/50		59,000	59,473
3.500%, 8/1/51		69,000	67,107
2.650%, 8/15/52		21,000	17,494
Dominion Energy, Inc.
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54(k)		50,000	50,500
Series A
1.450%, 4/15/26		40,000	37,214
Series C
2.250%, 8/15/31		45,000	40,531
DTE Energy Co.
Series C
2.529%, 10/1/24(e)		20,000	19,671
Series F
1.050%, 6/1/25		35,000	32,710
NiSource, Inc.
0.950%, 8/15/25(x)		60,000	55,077
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	536,954
2.200%, 12/15/28		100,000	91,780

			1,485,028

Water Utilities (0.0%)
American Water Capital Corp.
2.300%, 6/1/31		100,000	91,381
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	187,025

			278,406

Total Utilities			26,092,878

Total Corporate Bonds			278,432,876

Foreign Government Securities (1.4%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 39.551%, 4/3/22(k)(r)	ARS	100,000	504
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	2,700,000	707,198
Canada Government Bond
1.625%, 1/22/25		$100,000	97,604
Export-Import Bank of Korea
0.375%, 2/9/24		200,000	191,844
0.625%, 2/9/26		200,000	183,410
Hungary Government Bond
5.750%, 11/22/23		200,000	209,350
5.375%, 3/25/24		160,000	167,480
Italian Republic Government Bond
2.375%, 10/17/24		200,000	196,959

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Japan Bank for International Cooperation
0.625%, 7/15/25		$200,000	$186,809
2.375%, 4/20/26		200,000	196,793
2.250%, 11/4/26		50,000	48,914
3.500%, 10/31/28		200,000	209,074
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	598,868
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	10,800,000	526,357
Oriental Republic of Uruguay
4.375%, 10/27/27		$112,363	119,021
5.100%, 6/18/50		77,594	91,769
Province of Alberta
3.350%, 11/1/23		150,000	152,439
1.300%, 7/22/30		250,000	223,555
Province of British Columbia
1.750%, 9/27/24		15,000	14,756
0.900%, 7/20/26		250,000	232,327
Province of Ontario
3.400%, 10/17/23		200,000	203,617
3.200%, 5/16/24		162,000	164,473
1.800%, 10/14/31		100,000	91,906
Province of Quebec
1.500%, 2/11/25(x)		300,000	291,517
2.500%, 4/20/26		50,000	49,695
2.750%, 4/12/27(x)		50,000	50,126
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 39.175%, 4/12/25(k)(m)(r)	ARS	310,000	1,707
Republic of Chile
3.125%, 1/21/26		$100,000	100,769
4.340%, 3/7/42		200,000	205,800
Republic of Colombia
4.500%, 3/15/29		292,000	280,649
Republic of Indonesia
2.850%, 2/14/30		200,000	196,412
8.375%, 3/15/34	IDR	1,680,000,000	128,201
7.500%, 6/15/35		1,666,000,000	119,070
3.050%, 3/12/51(x)		$200,000	180,772
Republic of Korea
1.750%, 10/15/31		200,000	184,088
Republic of Panama
4.000%, 9/22/24		200,000	204,412
4.500%, 4/1/56		200,000	196,038
Republic of Peru
8.200%, 8/12/26(m)	PEN	2,000,000	587,364
4.125%, 8/25/27		$122,000	127,056
2.783%, 1/23/31		70,000	66,076
3.550%, 3/10/51		117,000	108,978
Republic of Philippines
2.457%, 5/5/30		200,000	190,022
3.200%, 7/6/46		200,000	179,772
Republic of Poland
4.000%, 1/22/24		75,000	76,825
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	651,443
Romania Government Bond
3.000%, 2/27/27§		$700,000	679,000
2.000%, 4/14/33(m)	EUR	800,000	714,638
Russian Federation
6.100%, 7/18/35	RUB	16,577,000	6,121
State of Israel Government Bond
2.875%, 3/16/26		$200,000	200,037
State of Qatar
4.500%, 4/23/28§		500,000	544,375
5.103%, 4/23/48§		500,000	611,250
Svensk Exportkredit AB
0.500%, 8/26/25		200,000	185,766
Tokyo Metropolitan Government
2.500%, 6/8/22§		900,000	902,548
United Mexican States
3.750%, 1/11/28		200,000	203,700
3.250%, 4/16/30(x)		200,000	192,800
4.500%, 1/31/50		400,000	377,800

Total Foreign Government Securities			13,609,854

Loan Participations (0.2%)
Consumer Discretionary (0.1%)
Diversified Consumer Services (0.1%)
Cornerstone Building Brands, Inc., Tranche B Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.250%, 4/12/28(k)		962,775	930,281

Total Consumer Discretionary			930,281

Financials (0.1%)
Financials (0.1%)
Delos Finance Sarl, New Term Loan
(ICE LIBOR USD 3 Month + 1.75%), 1.750%, 10/6/23(k)		910,000	900,900

Total Financials			900,900

Total Loan Participations			1,831,181

Mortgage-Backed Securities (21.7%)
FHLMC
3.000%, 9/1/27		9,616	9,658
3.000%, 7/1/28		5,538	5,561
2.500%, 1/1/29		17,298	17,310
3.000%, 1/1/30		14,154	14,320
2.500%, 3/1/30		13,215	13,187
2.500%, 5/1/30		35,404	35,329
3.000%, 5/1/30		28,295	28,645
3.000%, 6/1/30		54,915	55,594
2.500%, 7/1/30		12,574	12,547
3.000%, 7/1/30		30,196	30,569
2.500%, 8/1/30		43,282	43,191
3.000%, 8/1/30		9,526	9,644
2.500%, 9/1/30		52,510	52,400
2.500%, 4/1/31		48,898	48,796
3.500%, 4/1/31		1,690	1,735
2.370%, 11/1/31(l)		965	998
3.000%, 10/1/32		3,425	3,466
3.000%, 11/1/32		4,807	4,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 12/1/32	$3,664	$3,708
5.500%, 2/1/35	5,359	5,784
4.500%, 2/1/39	10,836	11,422
4.500%, 12/1/39	4,320	4,565
4.000%, 8/1/40	4,555	4,722
4.000%, 9/1/40	11,709	12,129
4.000%, 4/1/41	230	238
4.500%, 5/1/41	22,678	24,178
5.500%, 6/1/41	20,542	22,471
5.000%, 11/1/41	44,319	47,679
3.500%, 4/1/42	38,565	39,473
3.500%, 8/1/42	31,803	32,650
3.500%, 10/1/42	1,857	1,905
3.000%, 3/1/43	25,543	25,527
3.500%, 6/1/43	20,181	20,708
3.500%, 7/1/43	6,554	6,728
4.500%, 9/1/43	34,189	36,364
4.500%, 11/1/43	6,500	6,909
4.500%, 12/1/43	29,626	31,549
3.500%, 1/1/44	9,346	9,598
4.000%, 4/1/44	20,612	21,470
3.500%, 6/1/44	7,120	7,279
4.000%, 7/1/44	6,016	6,272
3.000%, 1/1/45	1,282,083	1,276,869
3.000%, 7/1/45	681,499	678,302
3.500%, 9/1/45	3,920	4,023
4.000%, 9/1/45	27,216	28,390
4.000%, 12/1/45	11,210	11,674
3.000%, 12/1/46	159,277	158,942
3.500%, 3/1/47	43,151	43,865
4.500%, 4/1/47	70,505	74,520
4.500%, 5/1/47	25,309	26,872
4.500%, 7/1/47	92,755	98,218
3.500%, 10/1/47	50,258	51,566
3.500%, 12/1/47	46,743	47,959
3.500%, 1/1/48	16,331	16,678
4.500%, 7/1/48	206,280	218,955
4.500%, 8/1/48	376,770	398,990
5.000%, 11/1/48	10,259	10,865
4.500%, 4/1/49	40,768	43,008
3.000%, 4/1/50	1,284,882	1,259,853
FHLMC UMBS
3.500%, 1/1/34	48,495	49,991
3.500%, 5/1/35	184,999	189,091
3.000%, 9/1/37	5,933	5,932
3.000%, 6/1/38	116,185	116,608
2.500%, 3/1/41	2,537,526	2,460,100
2.000%, 3/1/42	70,101	65,857
4.000%, 1/1/45	329,196	341,019
4.000%, 9/1/45	340,682	355,436
3.500%, 3/1/46	134,234	137,623
3.500%, 9/1/46	45,619	46,400
4.000%, 7/1/47	67,299	69,793
3.500%, 1/1/48	29,372	29,784
4.000%, 4/1/48	240,312	251,567
4.000%, 6/1/48	6,734	7,003
4.000%, 8/1/48	60,837	63,263
4.500%, 1/1/49	71,353	74,189
4.000%, 5/1/49	7,230	7,454
3.500%, 1/1/50	34,005	34,287
3.500%, 6/1/50	87,021	87,661
4.000%, 6/1/50	111,654	114,797
3.000%, 7/1/50	21,123	21,019
2.000%, 8/1/50	28,347	26,480
2.500%, 8/1/50	4,679,003	4,497,120
3.000%, 8/1/50	1,289,879	1,275,696
2.000%, 11/1/50	53,022	49,531
2.500%, 2/1/51	108,290	104,478
2.000%, 5/1/51	93,351	87,087
2.500%, 5/1/51	884,088	849,860
3.000%, 6/1/51	1,947,041	1,911,548
2.000%, 7/1/51	364,148	340,965
2.000%, 9/1/51	123,527	115,051
2.000%, 10/1/51	343,743	319,818
2.500%, 11/1/51	741,511	712,340
2.000%, 12/1/51	258,549	241,113
2.500%, 12/1/51	471,807	452,619
2.000%, 1/1/52	1,374,069	1,281,329
2.500%, 1/1/52	1,127,920	1,083,811
2.000%, 2/1/52	35,685	33,179
FNMA
2.325%, 1/1/28(l)	3,582	3,628
2.740%, 7/1/29	4,000,000	3,955,233
1.895%, 5/1/30	2,500,000	2,344,485
2.630%, 4/1/32	2,519,000	2,538,483
1.488%, 3/1/33(l)	5,409	5,509
2.080%, 10/1/33	2,500,000	2,262,523
1.905%, 1/1/36(l)	37,191	38,661
3.440%, 1/1/37	2,091,179	2,187,353
6.000%, 7/1/39	9,170	10,001
2.227%, 12/1/40(l)	1,393	1,424
4.000%, 1/1/41	5,202	5,325
2.386%, 5/1/44(l)	1,130,599	1,158,698
3.500%, 12/1/44	362,955	365,538
3.500%, 2/1/45	607,012	611,331
3.000%, 4/1/45	382,836	377,412
3.000%, 5/1/45	723,861	713,606
FNMA UMBS
2.500%, 9/1/27	12,400	12,384
2.500%, 4/1/28	4,225	4,225
2.500%, 8/1/28	11,616	11,609
3.500%, 3/1/29	13,437	13,734
3.000%, 4/1/29	19,142	19,352
3.000%, 5/1/29	25,890	26,174
3.000%, 6/1/29	21,496	21,732
3.000%, 9/1/29	19,380	19,593
3.000%, 10/1/29	13,231	13,376
3.000%, 1/1/30	103,311	104,445
2.500%, 2/1/30	5,549	5,541
3.000%, 3/1/30	21,061	21,293
2.500%, 4/1/30	11,131	11,099
3.000%, 4/1/30	17,113	17,301
2.500%, 5/1/30	6,755	6,736
3.000%, 5/1/30	10,116	10,227
2.500%, 7/1/30	20,057	20,001
3.000%, 7/1/30	38,577	39,023
2.500%, 8/1/30	62,472	62,320
3.000%, 8/1/30	91,227	92,286
3.500%, 8/1/30	14,380	14,757
2.500%, 9/1/30	30,033	29,949
3.000%, 9/1/30	41,508	41,984
2.500%, 11/1/30	59,749	59,582
2.500%, 3/1/31	6,667	6,667
3.000%, 3/1/31	5,508	5,572
2.500%, 6/1/31	18,679	18,586
2.500%, 7/1/31	13,934	13,864
2.500%, 8/1/31	1,644	1,636
3.000%, 8/1/31	101,578	102,664
4.000%, 8/1/31	6,308	6,577
3.000%, 9/1/31	13,481	13,638
2.000%, 10/1/31	5,173	5,059
2.500%, 10/1/31	104,550	104,030
2.000%, 11/1/31	67,317	65,859
2.500%, 11/1/31	45,946	45,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 12/1/31	$7,085	$6,934
2.500%, 2/1/32	3,040	3,023
2.000%, 3/1/32	47,880	46,856
2.500%, 3/1/32	12,660	12,589
3.500%, 4/1/32	137,648	141,508
3.500%, 5/1/32	98,052	100,741
3.000%, 6/1/32	26,826	27,163
2.500%, 8/1/32	72,418	72,012
3.000%, 9/1/32	24,535	24,828
2.500%, 2/1/33	127,018	126,664
4.000%, 10/1/33	24,760	25,868
6.000%, 2/1/34	15,228	16,624
5.500%, 5/1/34	66,288	71,326
6.000%, 8/1/34	8,080	8,845
3.000%, 9/1/34	1,040,594	1,041,786
3.500%, 12/1/34	766,132	780,682
5.000%, 2/1/35	70,668	75,110
5.500%, 2/1/35	47,368	50,988
6.000%, 4/1/35	133,157	145,303
3.000%, 8/1/35	76,723	77,626
5.000%, 9/1/35	4,442	4,701
2.500%, 10/1/35	153,822	152,359
2.500%, 12/1/35	498,971	494,147
3.000%, 12/1/35	68,161	68,958
5.500%, 12/1/35	21,983	23,759
4.000%, 1/1/36	31,658	32,579
3.000%, 5/1/36	37,583	38,082
3.000%, 10/1/36	2,441	2,450
3.000%, 11/1/36	28,090	28,192
3.000%, 12/1/36	44,393	44,555
6.000%, 2/1/38	5,817	6,466
6.000%, 3/1/38	2,311	2,566
6.000%, 5/1/38	6,600	7,331
6.000%, 10/1/38	1,693	1,873
6.000%, 12/1/38	3,092	3,435
5.500%, 1/1/39	10,874	11,883
4.500%, 7/1/39	135,362	143,085
5.500%, 9/1/39	30,194	33,010
5.500%, 12/1/39	15,553	17,024
5.500%, 3/1/40	1,860	2,031
6.500%, 5/1/40	52,172	59,384
4.500%, 7/1/40	14,336	15,159
4.000%, 9/1/40	26,175	27,091
4.000%, 12/1/40	290,552	300,845
5.500%, 4/1/41	3,087	3,410
4.500%, 5/1/41	1,029	1,096
4.500%, 7/1/41	2,207	2,351
5.000%, 7/1/41	63,020	68,449
5.000%, 8/1/41	2,239	2,432
4.500%, 9/1/41	10,311	10,984
4.500%, 10/1/41	4,397	4,684
1.500%, 11/1/41	1,592,950	1,444,200
1.500%, 12/1/41	807,125	731,756
3.500%, 1/1/42	18,191	18,570
4.000%, 1/1/42	37,894	39,239
2.000%, 2/1/42	491,837	462,061
2.000%, 3/1/42	554,412	520,311
2.000%, 4/1/42	63,483	59,640
3.500%, 4/1/42	8,210	8,423
3.500%, 5/1/42	1,163	1,193
4.000%, 5/1/42	41,355	43,094
3.500%, 6/1/42	2,230	2,287
3.500%, 7/1/42	2,723	2,793
4.500%, 8/1/42	9,595	10,215
4.500%, 9/1/42	14,901	15,734
3.000%, 3/1/43	129,302	129,127
3.000%, 4/1/43	75,172	75,070
3.000%, 5/1/43	62,926	62,997
3.000%, 6/1/43	32,355	32,523
4.500%, 9/1/43	21,582	22,937
4.500%, 11/1/43	99,876	107,678
4.500%, 12/1/43	16,841	17,889
5.000%, 12/1/43	118,081	128,251
4.500%, 1/1/44	18,667	19,827
4.500%, 6/1/44	138,778	147,320
3.000%, 10/1/44	1,108,217	1,105,677
3.500%, 2/1/45	186,605	191,390
4.500%, 7/1/45	38,852	41,522
4.500%, 11/1/45	62,975	66,907
4.500%, 12/1/45	32,793	34,832
3.000%, 6/1/46	13,136	13,159
4.500%, 7/1/46	129,894	140,162
3.000%, 8/1/46	1,937	1,942
3.000%, 9/1/46	30,776	30,762
3.000%, 11/1/46	3,265	3,245
3.500%, 11/1/46	7,428	7,539
4.000%, 11/1/46	20,284	20,978
3.000%, 12/1/46	1,288,167	1,279,200
2.500%, 2/1/47	984,559	952,055
3.000%, 2/1/47	56,883	56,735
4.000%, 3/1/47	1,252,806	1,285,296
3.000%, 4/1/47	1,322,571	1,312,927
3.500%, 5/1/47	41,903	42,594
4.000%, 6/1/47	66,564	68,698
4.000%, 8/1/47	33,172	34,308
4.000%, 9/1/47	2,563	2,630
4.000%, 10/1/47	30,876	31,799
4.500%, 10/1/47	9,993	10,592
3.500%, 11/1/47	47,998	48,639
4.500%, 11/1/47	81,961	86,584
3.500%, 12/1/47	47,938	48,579
3.500%, 1/1/48	79,394	80,523
4.000%, 1/1/48	30,615	31,510
4.500%, 1/1/48	81,952	86,534
3.500%, 2/1/48	22,154	22,381
3.500%, 3/1/48	159,686	161,321
3.500%, 4/1/48	8,815	8,999
4.000%, 4/1/48	4,541	4,668
4.500%, 4/1/48	30,791	33,309
4.000%, 5/1/48	5,382	5,531
4.500%, 5/1/48	544,494	576,534
3.500%, 6/1/48	835,394	842,122
4.000%, 6/1/48	3,758	3,843
4.000%, 7/1/48	3,805	3,893
4.500%, 7/1/48	608,568	634,868
4.000%, 8/1/48	49,286	51,080
4.500%, 8/1/48	61,846	65,455
5.000%, 8/1/48	5,421	5,721
4.000%, 9/1/48	24,537	25,079
5.000%, 9/1/48	19,332	20,428
4.000%, 10/1/48	11,333	11,608
4.500%, 11/1/48	50,154	52,868
4.000%, 1/1/49	99,106	102,531
4.500%, 2/1/49	188,035	198,682
4.500%, 5/1/49	371,252	401,178
5.000%, 5/1/49	56,490	59,511
3.500%, 6/1/49	1,042,804	1,056,742
4.000%, 9/1/49	104,822	107,306
4.500%, 9/1/49	19,027	19,895
4.000%, 3/1/50	49,956	51,066
4.000%, 5/1/50	42,253	43,228
4.000%, 6/1/50	100,000	102,472
2.000%, 8/1/50	3,782,126	3,530,703
3.000%, 8/1/50	229,714	226,460

See Notes to Portfolio of Investments. 37

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 9/1/50	$38,964	$36,374
4.000%, 9/1/50	136,594	141,127
2.500%, 10/1/50	1,680,783	1,613,215
2.000%, 11/1/50	31,019	28,938
2.000%, 12/1/50	3,848,385	3,585,793
3.500%, 1/1/51	2,103,875	2,114,081
4.000%, 1/1/51	330,319	340,486
2.000%, 3/1/51	139,106	129,772
4.000%, 3/1/51	435,208	445,250
2.000%, 4/1/51	173,431	161,907
2.500%, 4/1/51	1,348,831	1,291,551
3.000%, 6/1/51	2,498,568	2,453,020
2.000%, 8/1/51	4,888,256	4,549,553
2.500%, 9/1/51	4,634,954	4,445,383
3.500%, 9/1/51	2,179,991	2,187,500
2.000%, 11/1/51	4,132,962	3,856,193
2.500%, 11/1/51	96,020	92,393
2.000%, 12/1/51	532,872	496,611
2.500%, 12/1/51	1,226,246	1,172,544
2.000%, 1/1/52	582,849	544,107
2.500%, 1/1/52	1,908,135	1,831,171
2.000%, 2/1/52	705,405	657,176
2.500%, 2/1/52	526,763	505,703
3.000%, 3/1/52	236,468	232,730
4.000%, 5/1/52	591,833	605,212
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 4/25/37 TBA	1,114,000	1,056,734
2.000%, 4/25/37 TBA	2,772,000	2,692,305
2.500%, 4/25/37 TBA	308,600	304,959
3.000%, 4/25/37 TBA	119,000	119,809
3.500%, 4/25/37 TBA	38,000	38,784
FNMA/FHLMC UMBS, 30 Year, Single Family
1.500%, 4/25/52 TBA	1,078,500	962,730
2.000%, 4/25/52 TBA	5,743,800	5,334,106
2.500%, 4/25/52 TBA	2,692,100	2,570,535
3.000%, 4/25/52 TBA	557,000	545,294
3.500%, 4/25/52 TBA	4,860,418	4,872,189
4.000%, 4/25/52 TBA	3,907,167	3,988,668
2.000%, 5/25/52 TBA	4,607,000	4,270,653
2.500%, 5/25/52 TBA	2,623,000	2,499,432
3.000%, 5/25/52 TBA	39,494,569	38,575,088
3.500%, 5/25/52 TBA	1,300,000	1,298,274
4.000%, 5/25/52 TBA	679,000	690,617
2.500%, 6/25/52 TBA	5,300,000	5,040,797
3.500%, 6/25/52 TBA	21,200,000	21,117,189
GNMA
1.625%, 7/20/27(l)	330	331
5.500%, 4/15/33	526	559
5.000%, 12/15/38	3,503	3,767
4.000%, 4/20/39	1,409	1,455
5.000%, 7/15/39	12,881	13,851
4.000%, 7/20/39	3,088	3,190
5.000%, 10/20/39	3,404	3,615
4.500%, 12/20/39	1,316	1,384
4.500%, 1/20/40	1,597	1,679
4.500%, 2/20/40	1,316	1,384
4.500%, 5/20/40	110	116
4.000%, 10/20/40	16,850	17,430
4.000%, 11/20/40	51,617	53,401
5.000%, 12/15/40	12,492	13,434
4.000%, 12/20/40	20,344	21,045
4.000%, 1/20/41	17,730	18,342
4.000%, 3/15/41	12,699	13,178
4.500%, 7/20/41	7,668	8,165
3.500%, 1/15/42	9,935	10,140
4.500%, 2/15/42	98,518	105,924
5.000%, 7/20/42	9,038	9,590
3.500%, 4/15/43	15,493	15,959
3.500%, 4/20/43	35,437	36,350
3.500%, 2/20/44	113,660	116,516
5.000%, 7/20/44	1,354	1,455
4.000%, 10/20/44	564	586
3.500%, 1/20/45	243,186	245,648
3.000%, 2/15/45	26,595	26,868
3.500%, 5/20/45	23,171	23,739
3.000%, 7/15/45	193,420	194,740
4.000%, 8/20/45	314,020	325,653
3.500%, 4/20/46	457,583	467,935
3.500%, 5/20/46	21,843	22,337
3.500%, 6/20/46	269,644	275,492
3.500%, 7/20/46	93,776	95,810
3.500%, 9/20/46	322,698	329,697
3.500%, 10/20/46	43,355	44,363
4.000%, 5/20/47	4,775	4,930
4.000%, 6/20/47	45,299	46,765
4.000%, 11/20/47	53,059	54,660
4.000%, 12/20/47	25,454	26,222
4.500%, 9/20/48	23,703	24,789
5.000%, 1/20/49	5,225	5,443
5.000%, 2/20/49	232,285	241,959
4.500%, 3/20/49	98,066	101,893
5.000%, 6/20/49	211,464	220,156
5.000%, 7/20/49	62,626	65,205
3.500%, 11/15/49	10,892	11,010
5.000%, 12/20/49	56,262	58,561
3.500%, 2/15/50	147,427	148,701
4.500%, 4/20/50	35,017	36,365
4.000%, 5/20/50	17,000	17,373
2.000%, 8/20/50	628,395	600,677
2.000%, 11/20/50	422,811	404,128
2.500%, 3/20/51	2,232,794	2,166,047
2.500%, 4/20/51	2,237,685	2,170,791
2.500%, 8/20/51	2,082,137	2,019,894
2.500%, 10/20/51	622,444	604,906
2.500%, 12/20/51	1,166,942	1,134,063
2.000%, 4/15/52 TBA	2,971,800	2,827,157
2.500%, 4/15/52 TBA	1,778,000	1,725,355
3.000%, 4/15/52 TBA	1,421,069	1,405,415
3.500%, 4/15/52 TBA	752,000	756,817
4.000%, 4/15/52 TBA	218,500	222,836
4.500%, 4/15/52 TBA	122,000	126,241
2.500%, 5/15/52 TBA	400,000	387,328
3.000%, 5/15/52 TBA	1,341,000	1,322,718
4.000%, 5/15/52 TBA	168,000	170,678
5.000%, 5/15/52 TBA	207,000	214,051

Total Mortgage-Backed Securities		216,244,362

Municipal Bonds (0.3%)
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2010B
8.084%, 2/15/50	55,000	91,115
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	60,000	81,196

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	$60,000	$74,621
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	25,000	35,084
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	80,000	101,584
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	46,000	61,391
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	55,000	70,559
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	75,000	109,247
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	46,704
Port Authority of New York and New Jersey Consolidated Notes, Series AAA
1.086%, 7/1/23	35,000	34,584
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	545,000	547,798
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	60,000	92,220
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	109,400
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	130,000	192,770
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	270,000	287,120
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable Series 2020B
3.057%, 1/1/34	600,000	557,643
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	45,000	54,247
Texas Transportation Commission State of Texas Mobility Fund General Obligation Build America Bonds Series 2009A
5.517%, 4/1/39	80,000	101,325
The Regent of The University of California General Revenue Bonds 2020, Series BG
0.883%, 5/15/25	35,000	32,898
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	57,000	63,616

Total Municipal Bonds		2,745,122

Supranational (0.7%)
African Development Bank
0.875%, 3/23/26	150,000	140,581
Asian Development Bank
0.250%, 7/14/23	135,000	132,029
0.250%, 10/6/23	100,000	97,193
0.375%, 6/11/24	90,000	85,999
0.500%, 2/4/26	200,000	184,626
1.000%, 4/14/26	100,000	93,855
2.625%, 1/12/27	50,000	50,270
1.500%, 1/20/27	350,000	334,222
1.875%, 1/24/30	200,000	191,005
Asian Infrastructure Investment Bank (The)
0.250%, 9/29/23	65,000	63,016
0.500%, 5/28/25	100,000	93,238
Corp. Andina de Fomento
2.375%, 5/12/23	250,000	249,527
Council of Europe Development Bank
2.500%, 2/27/24	30,000	30,109
0.875%, 9/22/26	50,000	46,588
European Bank for Reconstruction & Development
0.500%, 1/28/26	200,000	184,343
European Investment Bank
2.875%, 8/15/23	100,000	100,965
0.250%, 9/15/23	110,000	107,202
3.250%, 1/29/24	50,000	50,883
2.625%, 3/15/24	85,000	85,468
2.250%, 6/24/24	200,000	199,335
1.875%, 2/10/25	100,000	98,247
1.625%, 3/14/25	100,000	97,367
0.625%, 7/25/25	250,000	234,669
2.125%, 4/13/26	75,000	73,731
0.750%, 10/26/26	139,000	128,645
1.750%, 3/15/29	53,000	50,187
1.625%, 10/9/29	55,000	51,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
0.750%, 9/23/30	$100,000	$87,189
Inter-American Development Bank
3.000%, 2/21/24	75,000	75,888
2.125%, 1/15/25	100,000	98,994
1.750%, 3/14/25	300,000	293,407
0.625%, 7/15/25	1,000,000	939,455
2.250%, 6/18/29	50,000	49,071
International Bank for Reconstruction & Development
1.750%, 4/19/23	100,000	99,872
1.875%, 6/19/23	100,000	99,905
0.250%, 11/24/23	50,000	48,474
2.500%, 3/19/24	100,000	100,360
1.625%, 1/15/25	200,000	195,108
0.625%, 4/22/25	250,000	235,647
0.375%, 7/28/25(x)	100,000	93,003
2.500%, 7/29/25	75,000	74,785
3.125%, 11/20/25	25,000	25,463
1.875%, 10/27/26	150,000	145,853
0.750%, 11/24/27	95,000	86,009
1.125%, 9/13/28	200,000	183,115
0.750%, 8/26/30	170,000	147,796
1.625%, 11/3/31	238,000	220,296
International Finance Corp.
2.875%, 7/31/23	30,000	30,328
1.375%, 10/16/24	90,000	87,513
0.750%, 10/8/26	80,000	74,127
0.750%, 8/27/30	100,000	87,427
Nordic Investment Bank
0.375%, 5/19/23	200,000	196,364

Total Supranational		7,030,641

U.S. Government Agency Securities (1.3%)
FFCB
1.040%, 1/25/29	250,000	223,556
1.380%, 1/14/31	250,000	220,848
FHLB
2.500%, 2/13/24	200,000	200,873
2.875%, 9/13/24	75,000	75,815
0.375%, 9/4/25	120,000	111,587
3.250%, 11/16/28	250,000	261,614
FHLMC
0.250%, 8/24/23	215,000	209,261
0.125%, 10/16/23	190,000	184,202
0.250%, 12/4/23	420,000	406,775
0.375%, 9/23/25	230,000	213,565
0.650%, 10/22/25	2,600,000	2,413,214
0.650%, 10/27/25	2,600,000	2,423,677
0.800%, 10/28/26	2,600,000	2,396,906
FNMA
0.250%, 5/22/23	500,000	490,666
0.250%, 7/10/23	455,000	444,652
1.750%, 7/2/24(x)	100,000	98,684
2.625%, 9/6/24	332,000	333,964
0.625%, 4/22/25	430,000	406,138
0.500%, 6/17/25	250,000	234,182
0.375%, 8/25/25	240,000	223,502
2.125%, 4/24/26	110,000	108,449
1.875%, 9/24/26	100,000	97,584
0.750%, 10/8/27(x)	500,000	455,493
0.875%, 8/5/30	500,000	436,489
Tennessee Valley Authority
2.875%, 9/15/24	50,000	50,507
0.750%, 5/15/25	335,000	317,393

Total U.S. Government Agency Securities		13,039,596

U.S. Treasury Obligations (28.7%)
U.S. Treasury Bonds
6.875%, 8/15/25	200,000	228,505
6.750%, 8/15/26	100,000	117,636
4.250%, 5/15/39	187,000	234,057
4.500%, 8/15/39	208,000	268,269
4.375%, 11/15/39	908,000	1,153,434
4.625%, 2/15/40	626,000	820,355
1.125%, 5/15/40	755,000	595,571
1.125%, 8/15/40	755,000	592,675
3.875%, 8/15/40	526,000	628,413
1.375%, 11/15/40	5,995,000	4,910,746
4.250%, 11/15/40	526,000	657,368
1.875%, 2/15/41	2,300,000	2,050,453
4.375%, 5/15/41	3,200,000	4,070,665
1.750%, 8/15/41	3,700	3,211
3.125%, 2/15/43	780,000	840,321
2.875%, 5/15/43	2,680,000	2,777,280
3.625%, 8/15/43	2,480,000	2,880,949
3.750%, 11/15/43	2,180,000	2,581,366
3.625%, 2/15/44	1,300,000	1,513,596
3.375%, 5/15/44	1,200,000	1,348,960
3.125%, 8/15/44	800,000	865,884
3.000%, 11/15/44	1,000,000	1,061,536
2.500%, 2/15/45	3,083,000	3,008,901
3.000%, 5/15/45	300,000	319,324
2.875%, 8/15/45	1,800,000	1,879,652
2.250%, 8/15/46	600,000	562,273
2.875%, 11/15/46	715,000	753,420
3.000%, 5/15/47	1,100,000	1,188,642
2.750%, 11/15/47	3,083,000	3,201,302
3.000%, 2/15/48#	4,628,000	5,046,833
2.875%, 5/15/49	900,000	968,586
1.250%, 5/15/50	1,000,000	747,813
1.375%, 8/15/50	3,402,000	2,625,033
1.625%, 11/15/50	2,500,000	2,053,915
1.875%, 2/15/51	4,000	3,498
2.375%, 5/15/51	6,500,000	6,376,485
2.250%, 2/15/52	7,267,000	6,964,969
U.S. Treasury Notes
1.750%, 4/30/22	18,000	18,022
1.750%, 7/15/22	4,510,000	4,524,253
1.500%, 8/15/22	153,000	153,356
1.500%, 9/15/22	7,000	7,017
1.375%, 10/15/22	56,000	56,074
1.625%, 11/15/22	55,000	55,122
1.625%, 12/15/22	37,000	37,068
2.125%, 12/31/22	10,000	10,050
1.500%, 1/15/23	164,000	163,987
0.500%, 3/15/23	4,510,000	4,460,735
0.125%, 3/31/23	672,000	661,558
0.250%, 4/15/23	4,510,000	4,440,772
0.125%, 4/30/23	672,000	660,105
0.125%, 5/15/23	1,000,000	981,124
1.750%, 5/15/23	1,133,000	1,131,615
0.125%, 5/31/23	672,000	658,391
1.625%, 5/31/23	925,000	922,128
2.750%, 5/31/23	1,010,000	1,019,923
1.375%, 6/30/23	1,900,000	1,886,897
2.625%, 6/30/23	200,000	201,714
1.250%, 7/31/23	850,000	841,399
2.500%, 8/15/23	800,000	804,990
0.375%, 10/31/23	4,500,000	4,376,485
1.625%, 10/31/23	900,000	892,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
0.250%, 11/15/23		$1,700,000	$1,648,002
2.750%, 11/15/23		950,000	958,417
2.125%, 11/30/23		1,050,000	1,048,928
2.250%, 12/31/23		1,420,000	1,420,462
2.250%, 1/31/24		2,250,000	2,248,762
2.500%, 1/31/24		1,200,000	1,204,590
2.750%, 2/15/24		837,000	843,894
2.125%, 2/29/24		2,650,000	2,642,035
2.125%, 3/31/24		700,000	697,446
0.375%, 4/15/24		1,547,000	1,487,018
2.000%, 4/30/24		1,475,000	1,464,538
2.500%, 5/15/24		1,387,000	1,390,862
2.000%, 5/31/24		2,200,000	2,182,846
0.250%, 6/15/24		175,000	167,016
1.750%, 6/30/24		508,000	501,015
2.000%, 6/30/24		550,000	545,347
1.750%, 7/31/24		1,019,000	1,003,816
2.125%, 7/31/24		6,560,000	6,518,180
2.375%, 8/15/24		2,200,000	2,197,073
1.250%, 8/31/24		1,500,000	1,458,633
1.875%, 8/31/24		1,800,000	1,776,200
1.500%, 9/30/24		1,682,000	1,643,634
2.125%, 9/30/24		1,650,000	1,637,046
1.500%, 10/31/24		8,801,000	8,592,677
2.250%, 10/31/24		1,800,000	1,790,322
2.250%, 11/15/24		2,600,000	2,585,206
1.500%, 11/30/24		1,516,000	1,478,120
2.125%, 11/30/24		300,000	297,258
1.750%, 12/31/24		8,230,000	8,070,132
2.250%, 12/31/24		850,000	845,000
1.375%, 1/31/25		352,000	341,484
2.000%, 2/15/25		962,000	949,196
1.750%, 3/15/25		75,000	73,488
0.500%, 3/31/25		464,000	437,618
0.375%, 4/30/25		6,991,000	6,553,517
2.125%, 5/15/25		1,953,000	1,931,083
2.000%, 8/15/25		2,750,000	2,704,347
0.250%, 8/31/25		1,200,000	1,111,642
2.250%, 11/15/25		3,400,000	3,368,981
0.375%, 11/30/25		1,543,000	1,428,061
0.375%, 12/31/25		2,043,000	1,888,536
0.375%, 1/31/26		3,100,000	2,859,764
1.625%, 2/15/26		3,375,000	3,265,842
0.500%, 2/28/26		3,000,000	2,777,002
0.750%, 4/30/26		6,555,000	6,112,497
2.375%, 4/30/26		650,000	646,937
1.625%, 5/15/26		6,950,000	6,713,450
0.750%, 5/31/26		3,666,000	3,413,344
0.875%, 6/30/26		2,000,000	1,870,239
0.625%, 7/31/26		1,950,000	1,801,695
1.500%, 8/15/26		9,153,000	8,781,511
0.875%, 9/30/26		2,000,000	1,864,008
2.000%, 11/15/26		2,000,000	1,958,540
1.625%, 11/30/26		1,118,000	1,077,336
1.500%, 1/31/27		71,000	67,951
2.250%, 2/15/27		1,125,000	1,114,579
0.625%, 3/31/27		1,750,000	1,601,953
2.500%, 3/31/27		1,000,000	1,003,516
2.375%, 5/15/27		2,510,000	2,501,884
0.500%, 5/31/27		2,228,000	2,018,925
0.500%, 6/30/27		750,000	678,554
2.250%, 8/15/27		7,195,000	7,126,158
0.500%, 8/31/27		1,000,000	901,784
2.250%, 11/15/27		3,510,000	3,473,667
0.625%, 11/30/27		875,000	790,828
0.625%, 12/31/27		500,000	451,268
2.750%, 2/15/28		1,310,000	1,331,777
1.250%, 3/31/28		348,000	324,965
1.250%, 4/30/28		442,000	412,195
2.875%, 5/15/28		2,110,000	2,161,221
1.250%, 5/31/28		91,000	84,815
1.250%, 6/30/28		500,000	465,630
1.000%, 7/31/28		53,000	48,552
2.875%, 8/15/28		2,540,000	2,605,009
1.250%, 9/30/28		95,000	88,262
1.375%, 10/31/28		2,000,000	1,871,563
3.125%, 11/15/28		3,728,000	3,885,021
1.750%, 1/31/29		133,000	127,472
2.625%, 2/15/29		2,224,000	2,253,110
1.875%, 2/28/29		22,000	21,257
2.375%, 5/15/29		2,630,000	2,625,069
1.625%, 8/15/29		539,000	511,587
1.750%, 11/15/29		1,111,000	1,063,965
1.500%, 2/15/30		1,851,000	1,736,681
0.625%, 5/15/30		2,090,000	1,823,211
0.625%, 8/15/30		2,122,000	1,844,151
0.875%, 11/15/30		2,200,000	1,949,786
1.125%, 2/15/31		3,594,000	3,246,843
1.625%, 5/15/31		3,213,000	3,027,054
1.250%, 8/15/31		2,028,000	1,844,205
1.375%, 11/15/31		3,750,000	3,441,211
1.875%, 2/15/32(x)		7,016,000	6,736,454

Total U.S. Treasury Obligations			286,404,280

Total Long-Term Debt Securities (104.4%) (Cost $1,108,958,568)			1,041,132,559

SHORT-TERM INVESTMENTS:
Commercial Paper (0.4%)
BP Capital Markets plc
0.69%, 4/29/22(n)(p)		400,000	399,777
0.74%, 5/16/22(n)(p)		400,000	399,620
Duke Energy Corp.
0.63%, 4/12/22(n)(p)§		1,200,000	1,199,750
Enbridge US, Inc.
0.90%, 4/18/22(n)(p)§		700,000	699,685
Ventas Realty LP
0.68%, 4/14/22(n)(p)		700,000	699,815
VW Credit, Inc.
0.88%, 4/26/22(n)(p)§		800,000	799,494

Total Commercial Paper			4,198,141

Foreign Government Treasury Bill (0.9%)
Japan Treasury Bills
0.26%, 6/20/22(p)	JPY	1,120,000,000	9,194,540

	Number of Shares		Value (Note 1)
Investment Company (2.6%)
JPMorgan Prime Money Market Fund, IM Shares		25,890,904	25,896,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $5,729,183, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $5,843,726.(xx)	$5,729,143	$5,729,143
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $400,035, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $442,319.(xx)	400,000	400,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $1,020,017.(xx)	1,000,000	1,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $3,000,033, collateralized by various Common Stocks; total market value $3,474,565.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		10,129,143

U.S. Treasury Obligations (1.6%)
U.S. Treasury Bills
0.17%, 4/28/22(p)	3,200,000	3,199,586
0.32%, 5/26/22(p)	2,700,000	2,698,641
0.40%, 6/9/22(p)(w)	1,300,000	1,298,978
0.52%, 6/30/22(p)	800,000	798,954
0.65%, 7/12/22(p)(v)(w)	2,300,000	2,295,759
0.67%, 7/19/22(p)	4,200,000	4,191,420
0.73%, 7/26/22(p)(w)	1,300,000	1,296,923

Total U.S. Treasury Obligations		15,780,261

Total Short-Term Investments (6.5%) (Cost $65,459,294)		65,198,168

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 10 Year Note 05/20/2022 at USD 119.00, American Style Notional Amount: USD 9,000,000 Exchange Traded*	90	23,906

Total Options Purchased (0.0%) (Cost $5,762)		23,906

Total Investments Before Securities Sold Short (110.9%) (Cost $1,174,423,624)		1,106,354,633

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (0.0%)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 4/25/52 TBA $	$(233,000)	(241,737)
4.500%, 5/25/52 TBA	(38,000)	(39,271)
GNMA
3.500%, 5/15/52 TBA	(39,000)	(39,129)

Total Securities Sold Short (0.0%) (Proceeds Received $324,033)		(320,137)

Total Investments after Securities Sold Short (110.9%) (Cost $1,174,099,591)		1,106,034,496
Other Assets Less Liabilities (-10.9%)		(108,435,157)

Net Assets (100%)		$997,599,339

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $159,528,069 or 16.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $300,978.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $11,715,150 or 1.2% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,200,782.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $1,874,220.

(x)	All or a portion of security is on loan at March 31, 2022.

(xx)

At March 31, 2022, the Portfolio had loaned securities with a total value of $9,973,516. This was collateralized by $34,730 of various U.S. Government Treasury Securities, ranging from 0.125% - 3.000%, maturing 4/30/22 - 8/15/49 and by cash of $10,129,143 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2022.

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

PIK — Payment-in Kind Security

PEN — Peruvian Sol

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	5	6/2022	EUR	877,588	(38,202)
U.S. Treasury 2 Year Note	30	6/2022	USD	6,357,656	(67,006)
U.S. Treasury 5 Year Note	106	6/2022	USD	12,156,875	(325,595)
U.S. Treasury 10 Year Note	166	6/2022	USD	20,397,250	(584,719)
U.S. Treasury 10 Year Ultra Note	11	6/2022	USD	1,490,156	(314)
U.S. Treasury Long Bond	11	6/2022	USD	1,650,688	(46,587)
U.S. Treasury Ultra Bond	25	6/2022	USD	4,428,125	(158,545)
30 Day Federal Funds	64	8/2022	USD	26,254,100	(100,227)

					(1,321,195)

Short Contracts
Euro-BTP	(9)	6/2022	EUR	(1,377,049)	54,995
Euro-Bund	(26)	6/2022	EUR	(4,563,458)	27,648
Euro-Buxl	(4)	6/2022	EUR	(823,935)	60,943
Japan 10 Year Bond	(8)	6/2022	JPY	(9,837,358)	69,389
Long Gilt	(82)	6/2022	GBP	(13,058,811)	195,208
U.S. Treasury 5 Year Note	(47)	6/2022	USD	(5,390,312)	85,995
U.S. Treasury 10 Year Note	(13)	6/2022	USD	(1,597,375)	795
U.S. Treasury 10 Year Ultra Note	(10)	6/2022	USD	(1,354,687)	55,210
U.S. Treasury Long Bond	(21)	6/2022	USD	(3,151,312)	75,192

					625,375

					(695,820)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	1,474,621	USD	217,116	Deutsche Bank AG	4/1/2022	2,188
USD	725,926	DKK	4,655,000	Goldman Sachs Bank USA	4/1/2022	33,640
BRL	32,458	USD	6,249	Goldman Sachs Bank USA**	4/4/2022	568
BRL	58,400,000	USD	11,399,583	JPMorgan Chase Bank**	4/4/2022	866,618
USD	4,834,837	EUR	4,299,000	Barclays Bank plc	4/4/2022	79,068
USD	264,989	GBP	199,000	Bank of America	4/4/2022	3,573
USD	13,843,497	GBP	10,348,000	Barclays Bank plc	4/4/2022	249,847
USD	153,820	GBP	117,000	Deutsche Bank AG	4/4/2022	123
BRL	32,458	USD	6,500	Goldman Sachs Bank USA**	5/3/2022	263
USD	5,597,216	EUR	5,013,000	Bank of America	5/3/2022	46,849
NOK	33,235,000	USD	3,734,063	Barclays Bank plc	5/18/2022	39,369
USD	746,427	JPY	90,700,000	Bank of America	5/18/2022	644
USD	680,206	JPY	82,600,000	Deutsche Bank AG	5/18/2022	1,026
RUB	4,503,330	USD	37,923	HSBC Bank plc**	5/24/2022	14,678
RUB	1,974,623	USD	22,187	Natwest Markets plc**	5/24/2022	878
USD	174,961	RUB	13,510,000	HSBC Bank plc**	5/24/2022	17,159
CLP	11,566,950	USD	14,256	Goldman Sachs Bank USA**	6/15/2022	261
USD	176,055	MYR	740,401	Goldman Sachs Bank USA**	6/15/2022	255
USD	9,495,066	JPY	1,120,000,000	HSBC Bank plc	6/21/2022	275,051
USD	187,911	DKK	1,255,000	Barclays Bank plc	7/1/2022	610
BRL	6,300,000	USD	1,216,803	Goldman Sachs Bank USA**	7/5/2022	71,584

Total unrealized appreciation						1,704,252

AUD	1,537,000	USD	1,152,884	Barclays Bank plc	4/4/2022	(2,747)
GBP	219,000	USD	288,928	Barclays Bank plc	4/4/2022	(1,239)
GBP	229,000	USD	301,311	Deutsche Bank AG	4/4/2022	(485)
USD	1,121,936	AUD	1,542,000	Bank of America	4/4/2022	(31,942)
USD	6,551	BRL	32,458	Goldman Sachs Bank USA**	4/4/2022	(267)
USD	10,301,916	BRL	58,400,000	JPMorgan Chase Bank**	4/4/2022	(1,964,285)
USD	727,783	EUR	671,000	Bank of America	4/4/2022	(14,511)
USD	47,323	EUR	43,000	Barclays Bank plc	4/4/2022	(246)
USD	256,888	IDR	3,705,380,492	Deutsche Bank AG**	4/18/2022	(959)
USD	13,415,577	GBP	10,216,000	Barclays Bank plc	5/4/2022	(2,097)
JPY	395,305,011	USD	3,428,075	HSBC Bank plc	5/18/2022	(177,669)
USD	1,071,780	JPY	132,300,000	Bank of America	5/18/2022	(16,060)
USD	565,321	JPY	68,800,000	Barclays Bank plc	5/18/2022	(389)
USD	583,709	MXN	12,086,538	BNP Paribas	5/24/2022	(18,408)
USD	57,257	CAD	73,000	Bank of New York Mellon Corp.	6/15/2022	(1,126)
USD	2,124,820	EUR	1,931,000	BNP Paribas	6/15/2022	(17,399)
USD	962,645	PEN	4,028,187	Bank of America**	6/23/2022	(124,401)
USD	494,820	DKK	3,332,367	Deutsche Bank AG	7/1/2022	(2,518)
USD	1,104,662	BRL	6,300,000	Goldman Sachs Bank USA**	7/5/2022	(183,725)
USD	369,204	PEN	1,492,174	Bank of America**	7/26/2022	(32,140)
USD	188,220	PEN	715,934	JPMorgan Chase Bank**	8/8/2022	(4,086)

Total unrealized depreciation						(2,596,699)

Net unrealized depreciation						(892,447)

**	Non-deliverable forward.

Written Put Options Contracts as of March 31, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	52	USD	(13,000,000)	USD 96.50	12/18/2023	(69,875)
Euro-Bobl	Exchange Traded	35	EUR	(3,500,000)	EUR 131.50	4/22/2022	(105,121)
U.S. Treasury 10 Year Note	Exchange Traded	1	USD	(100,000)	USD 121.50	4/22/2022	(375)
U.S. Treasury 10 Year Note	Exchange Traded	2	USD	(200,000)	USD 123.00	4/22/2022	(1,844)

							(177,215)

Total Written Options Contracts (Premiums Received ($70,376))							(177,215)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$69,872,674	$—	$69,872,674
Collateralized Mortgage Obligations	—	88,575,112	—	88,575,112
Commercial Mortgage-Backed Securities	—	63,346,861	—	63,346,861
Corporate Bonds
Communication Services	—	20,207,637	—	20,207,637
Consumer Discretionary	—	12,235,216	—	12,235,216
Consumer Staples	—	10,598,283	—	10,598,283
Energy	—	19,148,463	—	19,148,463
Financials	—	100,929,478	628,066	101,557,544
Health Care	—	19,439,003	—	19,439,003
Industrials	—	21,915,957	—	21,915,957
Information Technology	—	24,437,428	—	24,437,428
Materials	—	5,357,039	—	5,357,039
Real Estate	—	17,443,428	—	17,443,428
Utilities	—	26,092,878	—	26,092,878
Foreign Government Securities	—	13,607,643	2,211	13,609,854
Forward Currency Contracts	—	1,704,252	—	1,704,252
Futures	625,375	—	—	625,375
Loan Participations
Consumer Discretionary	—	930,281	—	930,281
Financials	—	900,900	—	900,900
Mortgage-Backed Securities	—	216,244,362	—	216,244,362
Municipal Bonds	—	2,745,122	—	2,745,122
Options Purchased
Put Options Purchased	23,906	—	—	23,906
Short-Term Investments
Commercial Paper	—	4,198,141	—	4,198,141
Foreign Government Treasury Bill	—	9,194,540	—	9,194,540
Investment Company	25,896,083	—	—	25,896,083
Repurchase Agreements	—	10,129,143	—	10,129,143
U.S. Treasury Obligations	—	15,780,261	—	15,780,261
Supranational	—	7,030,641	—	7,030,641
U.S. Government Agency Securities	—	13,039,596	—	13,039,596
U.S. Treasury Obligations	—	286,404,280	—	286,404,280

Total Assets	$26,545,364	$1,081,508,619	$630,277	$1,108,684,260

Liabilities:
Forward Currency Contracts	$—	$(2,596,699)	$—	$(2,596,699)
Futures	(1,321,195)	—	—	(1,321,195)
Mortgage-Backed Securities	—	(320,137)	—	(320,137)
Options Written
Put Options Written	(177,215)	—	—	(177,215)

Total Liabilities	$(1,498,410)	$(2,916,836)	$—	$(4,415,246)

Total	$25,046,954	$1,078,591,783	$630,277	$1,104,269,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,882,519
Aggregate gross unrealized depreciation	(78,596,299)

Net unrealized depreciation	$(71,713,780)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,175,982,794

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Entertainment (0.4%)
Activision Blizzard, Inc.	21,763	$1,743,434
Electronic Arts, Inc.	21,477	2,717,055
Playtika Holding Corp.*	2,861	55,303
Roku, Inc.*	11,839	1,483,071
Skillz, Inc.(x)*	7,299	21,897
Take-Two Interactive Software, Inc.*	6,659	1,023,755
Zynga, Inc., Class A*	29,686	274,299

		7,318,814

Interactive Media & Services (8.3%)
Alphabet, Inc., Class A*	12,163	33,829,560
Alphabet, Inc., Class C*	19,708	55,044,247
Bumble, Inc., Class A*	2,022	58,598
Cargurus, Inc.*	60,815	2,582,205
Eventbrite, Inc., Class A*	2,131	31,475
fuboTV, Inc.(x)*	4,298	28,238
IAC/InterActiveCorp*	2,340	234,655
Match Group, Inc.*	7,908	859,916
Meta Platforms, Inc., Class A*	103,854	23,092,975
Pinterest, Inc., Class A*	15,909	391,520
Snap, Inc., Class A*	76,980	2,770,510
TripAdvisor, Inc.*	2,767	75,041
Twitter, Inc.*	22,337	864,219
Vimeo, Inc.*	4,355	51,737
Yelp, Inc.*	1,917	65,389
Ziff Davis, Inc.*	1,347	130,363
ZoomInfo Technologies, Inc.*	367,760	21,969,982

		142,080,630

Media (0.4%)
Comcast Corp., Class A	151,035	7,071,459

Total Communication Services		156,470,903

Consumer Discretionary (6.7%)
Automobiles (0.5%)
Tesla, Inc.*	8,083	8,710,241

Hotels, Restaurants & Leisure (1.3%)
Airbnb, Inc., Class A*	21,367	3,669,996
Booking Holdings, Inc.*	3,247	7,625,417
Expedia Group, Inc.*	48,689	9,526,977
Trainline plc(m)*	485,799	1,587,181

		22,409,571

Internet & Direct Marketing Retail (4.9%)
Amazon.com, Inc.*	23,983	78,183,381
Chewy, Inc., Class A(x)*	2,476	100,971
ContextLogic, Inc., Class A(x)*	9,349	21,035
Coupang, Inc.*	52,280	924,310
DoorDash, Inc., Class A*	4,526	530,402
eBay, Inc.	17,487	1,001,306
Etsy, Inc.*	19,336	2,403,078
Overstock.com, Inc.(x)*	1,202	52,894
Porch Group, Inc.*	2,137	14,842
Qurate Retail, Inc., Class A	9,986	47,533
RealReal, Inc. (The)*	2,271	16,487
Revolve Group, Inc.*	1,103	59,220
Shutterstock, Inc.	650	60,502
Stitch Fix, Inc., Class A*	2,327	23,433
Wayfair, Inc., Class A(x)*	2,178	241,279

		83,680,673

Total Consumer Discretionary		114,800,485

Health Care (0.2%)
Health Care Equipment & Supplies (0.2%)
Hoya Corp.	22,276	2,541,952

Total Health Care		2,541,952

Industrials (0.5%)
Electrical Equipment (0.0%)
Bloom Energy Corp., Class A*	3,510	84,767

Machinery (0.1%)
Nabtesco Corp.	37,600	996,003

Professional Services (0.1%)
Leidos Holdings, Inc.	18,672	2,016,949

Road & Rail (0.3%)
Lyft, Inc., Class A*	75,154	2,885,914
Uber Technologies, Inc.*	74,712	2,665,724

		5,551,638

Total Industrials		8,649,357

Information Technology (50.1%)
Communications Equipment (1.6%)
ADTRAN, Inc.	1,319	24,336
Arista Networks, Inc.*	45,332	6,300,241
Calix, Inc.*	1,532	65,738
Cambium Networks Corp.*	313	7,399
Ciena Corp.*	4,327	262,346
Cisco Systems, Inc.	117,820	6,569,643
Clearfield, Inc.*	319	20,805
CommScope Holding Co., Inc.*	5,713	45,018
Extreme Networks, Inc.*	3,610	44,078
F5, Inc.*	45,658	9,540,239
Harmonic, Inc.*	2,876	26,718
Infinera Corp.*	5,888	51,049
Juniper Networks, Inc.	9,084	337,562
Lumentum Holdings, Inc.*	2,017	196,859
Motorola Solutions, Inc.	4,718	1,142,700
NETGEAR, Inc.*	818	20,188
NetScout Systems, Inc.*	2,062	66,149
Nokia OYJ (ADR)*	358,917	1,959,687
Plantronics, Inc.*	1,195	47,083
Ribbon Communications, Inc.*	3,363	10,392
Ubiquiti, Inc.(x)	172	50,080
Viasat, Inc.*	2,078	101,406
Viavi Solutions, Inc.*	6,425	103,314

		26,993,030

Electronic Equipment, Instruments & Components (1.0%)
Advanced Energy Industries, Inc.	1,052	90,556
Aeva Technologies, Inc.(x)*	2,571	11,132
Amphenol Corp., Class A	16,687	1,257,365
Arrow Electronics, Inc.*	1,901	225,516
Avnet, Inc.	2,765	112,231
Badger Meter, Inc.	817	81,463
Belden, Inc.	1,254	69,472
Benchmark Electronics, Inc.	984	24,639
CDW Corp.	3,791	678,172
Celestica, Inc.*	2,958	35,230
Cognex Corp.	13,938	1,075,317
Coherent, Inc.*	692	189,165
Corning, Inc.	20,868	770,238
ePlus, Inc.*	751	42,101
Fabrinet*	1,033	108,599
Flex Ltd.*	312,997	5,806,094
II-VI, Inc.(x)*	2,970	215,295
Insight Enterprises, Inc.*	975	104,637
IPG Photonics Corp.*	998	109,541
Itron, Inc.*	1,265	66,640
Jabil, Inc.	4,008	247,414

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Keysight Technologies, Inc.*	5,113	$807,701
Knowles Corp.*	2,565	55,225
Littelfuse, Inc.	688	171,594
Methode Electronics, Inc.	1,041	45,023
MicroVision, Inc.(x)*	4,584	21,407
National Instruments Corp.	3,684	149,534
Novanta, Inc.*	994	141,436
OSI Systems, Inc.*	459	39,070
PAR Technology Corp.(x)*	713	28,762
Plexus Corp.*	785	64,221
Rogers Corp.*	523	142,099
Samsung SDI Co. Ltd.	3,485	1,700,487
Sanmina Corp.*	1,775	71,746
TD SYNNEX Corp.	1,158	119,517
TE Connectivity Ltd.	9,095	1,191,263
Teledyne Technologies, Inc.*	1,303	615,837
Trimble, Inc.*	7,012	505,846
TTM Technologies, Inc.*	2,915	43,200
Velodyne Lidar, Inc.(x)*	2,767	7,084
Vishay Intertechnology, Inc.	3,707	72,657
Vontier Corp.	4,723	119,917
Zebra Technologies Corp., Class A*	1,483	613,517

		18,047,960

IT Services (9.5%)
Accenture plc, Class A	17,655	5,953,796
Adyen NV(m)*	790	1,560,701
Affirm Holdings, Inc.(x)*	4,534	209,833
Akamai Technologies, Inc.*	4,539	541,911
Alliance Data Systems Corp.	1,391	78,105
Automatic Data Processing, Inc.	11,734	2,669,954
BigCommerce Holdings, Inc.*	1,678	36,765
Block, Inc.*	44,239	5,998,808
Broadridge Financial Solutions, Inc.	3,262	507,926
CGI, Inc.*	6,060	483,770
Cloudflare, Inc., Class A*	13,243	1,585,187
Cognizant Technology Solutions Corp., Class A	14,673	1,315,728
Concentrix Corp.	1,198	199,539
Conduent, Inc.*	4,518	23,313
CSG Systems International, Inc.	908	57,722
Cyxtera Technologies, Inc.(x)*	998	12,195
DXC Technology Co.*	208,200	6,793,566
EPAM Systems, Inc.*	1,584	469,830
Euronet Worldwide, Inc.*	1,477	192,231
Evertec, Inc.	1,669	68,312
ExlService Holdings, Inc.*	930	133,241
Fastly, Inc., Class A*	2,987	51,914
Fidelity National Information Services, Inc.	17,011	1,708,245
Fiserv, Inc.*	16,599	1,683,139
FleetCor Technologies, Inc.*	15,465	3,851,713
Gartner, Inc.*	2,297	683,266
Genpact Ltd.	67,633	2,942,712
Global Payments, Inc.	58,793	8,045,234
GoDaddy, Inc., Class A*	21,228	1,776,784
Grid Dynamics Holdings, Inc.*	1,276	17,966
International Business Machines Corp.	25,052	3,257,261
Jack Henry & Associates, Inc.	2,034	400,800
Kyndryl Holdings, Inc.*	5,009	65,718
LiveRamp Holdings, Inc.*	1,902	71,116
Marqeta, Inc., Class A*	6,495	71,705
Mastercard, Inc., Class A	78,320	27,990,002
MAXIMUS, Inc.	1,730	129,663
MongoDB, Inc.*	69,501	30,829,949
Okta, Inc.*	31,216	4,712,367
Paychex, Inc.	8,969	1,223,999
Payoneer Global, Inc.(x)*	5,398	24,075
PayPal Holdings, Inc.*	65,115	7,530,550
Perficient, Inc.*	920	101,283
Rackspace Technology, Inc.(x)*	1,760	19,642
Repay Holdings Corp.*	2,076	30,662
Sabre Corp.*	9,035	103,270
Shift4 Payments, Inc., Class A(x)*	1,439	89,117
Shopify, Inc., Class A*	3,184	2,152,257
Snowflake, Inc., Class A*	28,267	6,476,818
SolarWinds Corp.	1,244	16,558
Squarespace, Inc., Class A(x)*	784	20,086
Switch, Inc., Class A	3,693	113,818
TELUS International CDA, Inc.*	1,808	44,676
TTEC Holdings, Inc.	512	42,250
Twilio, Inc., Class A*	4,706	775,596
Unisys Corp.*	1,876	40,540
VeriSign, Inc.*	2,700	600,642
Verra Mobility Corp.*	3,575	58,201
Visa, Inc., Class A	101,147	22,431,370
Western Union Co. (The)	11,001	206,159
WEX, Inc.*	17,065	3,045,249

		162,328,805

Semiconductors & Semiconductor Equipment (14.4%)
ACM Research, Inc., Class A*	1,029	21,290
Advanced Micro Devices, Inc.*	140,056	15,313,723
Allegro MicroSystems, Inc.*	1,581	44,900
Ambarella, Inc.*	1,034	108,487
Amkor Technology, Inc.	2,801	60,838
Analog Devices, Inc.	14,675	2,424,017
Applied Materials, Inc.	52,055	6,860,849
ASML Holding NV (Registered) (NYRS)	2,725	1,820,109
Axcelis Technologies, Inc.*	931	70,318
Azenta, Inc.	2,093	173,468
BE Semiconductor Industries NV	18,927	1,611,201
Broadcom, Inc.	31,515	19,844,365
Cirrus Logic, Inc.*	1,600	135,664
CMC Materials, Inc.	798	147,949
Cohu, Inc.*	1,360	40,256
Diodes, Inc.*	1,258	109,433
Enphase Energy, Inc.*	3,742	755,061
Entegris, Inc.	3,786	496,950
First Solar, Inc.*	2,762	231,290
FormFactor, Inc.*	2,185	91,836
Ichor Holdings Ltd.*	794	28,282
Impinj, Inc.*	526	33,422
Infineon Technologies AG	126,400	4,318,257
Intel Corp.	113,752	5,637,549
KLA Corp.	25,481	9,327,575
Kulicke & Soffa Industries, Inc.	1,740	97,475
Lam Research Corp.	11,641	6,258,318
Lattice Semiconductor Corp.*	3,825	233,134
MACOM Technology Solutions Holdings, Inc.*	1,363	81,603
Marvell Technology, Inc.	235,299	16,873,291
MaxLinear, Inc.*	1,973	115,125
Microchip Technology, Inc.	15,532	1,167,074
Micron Technology, Inc.	212,198	16,528,102
MKS Instruments, Inc.	1,549	232,350
Monolithic Power Systems, Inc.	2,785	1,352,619
NVIDIA Corp.	167,062	45,584,537
NXP Semiconductors NV	43,224	7,999,898
ON Semiconductor Corp.*	302,325	18,928,568
Onto Innovation, Inc.*	1,377	119,648
Power Integrations, Inc.	1,653	153,200
Qorvo, Inc.*	3,029	375,899
QUALCOMM, Inc.	55,413	8,468,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Rambus, Inc.*	3,055	$97,424
Semtech Corp.*	1,800	124,812
Silicon Laboratories, Inc.*	1,067	160,263
SiTime Corp.*	419	103,837
SK Hynix, Inc.	92,143	8,820,210
Skyworks Solutions, Inc.	4,582	610,689
SolarEdge Technologies, Inc.*	1,467	472,917
STMicroelectronics NV	42,335	1,839,083
SunPower Corp.(x)*	2,320	49,834
Synaptics, Inc.*	1,104	220,248
Taiwan Semiconductor Manufacturing Co. Ltd.	78,000	1,612,606
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	114,742	11,963,001
Teradyne, Inc.	58,072	6,865,853
Texas Instruments, Inc.	72,616	13,323,584
Tokyo Electron Ltd.	9,300	4,775,310
Ultra Clean Holdings, Inc.*	1,254	53,157
Universal Display Corp.	1,211	202,176
Wolfspeed, Inc.*	10,572	1,203,728

		246,774,877

Software (18.3%)
8x8, Inc.*	3,306	41,623
ACI Worldwide, Inc.*	3,284	103,413
Adobe, Inc.*	15,086	6,873,483
Alarm.com Holdings, Inc.*	1,287	85,534
Altair Engineering, Inc., Class A*	13,131	845,636
Alteryx, Inc., Class A*	38,022	2,719,714
Anaplan, Inc.*	4,125	268,331
ANSYS, Inc.*	2,437	774,113
Appfolio, Inc., Class A*	537	60,794
Appian Corp.*	1,109	67,449
Asana, Inc., Class A(x)*	22,675	906,320
Aspen Technology, Inc.*	11,717	1,937,640
Atlassian Corp. plc, Class A*	50,327	14,787,582
Autodesk, Inc.*	6,145	1,317,181
Avalara, Inc.*	8,309	826,829
Avaya Holdings Corp.*	2,372	30,053
Bentley Systems, Inc., Class B	5,143	227,218
Bill.com Holdings, Inc.*	2,575	583,984
Black Knight, Inc.*	4,339	251,619
Blackbaud, Inc.*	1,249	74,778
BlackBerry Ltd.(x)*	14,450	107,797
Blackline, Inc.*	1,491	109,171
Bottomline Technologies DE, Inc.*	1,080	61,214
Box, Inc., Class A*	68,694	1,996,248
BTRS Holdings, Inc., Class A*	2,120	15,858
C3.ai, Inc., Class A(x)*	1,986	45,082
Cadence Design Systems, Inc.*	7,742	1,273,249
CDK Global, Inc.	3,262	158,794
Cerence, Inc.*	1,094	39,493
Ceridian HCM Holding, Inc.*	36,101	2,467,864
Citrix Systems, Inc.	3,484	351,536
CommVault Systems, Inc.*	1,245	82,606
Confluent, Inc., Class A*	6,328	259,448
Consensus Cloud Solutions, Inc.*	445	26,758
Coupa Software, Inc.*	2,086	212,000
Crowdstrike Holdings, Inc., Class A*	81,756	18,565,152
CS Disco, Inc.(x)*	354	12,025
Datadog, Inc., Class A*	124,278	18,824,389
Descartes Systems Group, Inc. (The)*	2,365	173,260
Digital Turbine, Inc.*	2,465	107,992
Docebo, Inc.(x)*	376	19,484
DocuSign, Inc.*	5,528	592,159
Dolby Laboratories, Inc., Class A	1,836	143,612
Domo, Inc., Class B*	820	41,467
Dropbox, Inc., Class A*	7,885	183,326
Duck Creek Technologies, Inc.*	2,103	46,518
Dynatrace, Inc.*	5,508	259,427
E2open Parent Holdings, Inc.(x)*	4,968	43,768
Elastic NV*	2,036	181,102
Envestnet, Inc.*	1,526	113,595
Everbridge, Inc.*	1,100	48,004
Fair Isaac Corp.*	734	342,382
Five9, Inc.*	8,113	895,675
Fortinet, Inc.*	20,321	6,944,499
Gitlab, Inc., Class A*	4,777	260,108
Guidewire Software, Inc.*	19,293	1,825,504
HashiCorp, Inc., Class A(x)*	24,061	1,299,294
HubSpot, Inc.*	1,254	595,575
InterDigital, Inc.	857	54,677
Intuit, Inc.	28,020	13,473,137
Jamf Holding Corp.(x)*	1,530	53,259
KnowBe4, Inc., Class A*	97,550	2,245,601
Lightspeed Commerce, Inc.(x)*	3,731	113,684
LivePerson, Inc.*	1,885	46,032
Mandiant Corp.*	6,704	149,566
Manhattan Associates, Inc.*	1,764	244,684
Marathon Digital Holdings, Inc.(x)*	2,867	80,133
Matterport, Inc.(x)*	5,149	41,810
Microsoft Corp.	318,428	98,174,537
MicroStrategy, Inc., Class A(x)*	260	126,443
Mimecast Ltd.*	1,739	138,355
Momentive Global, Inc.*	3,655	59,430
Money Forward, Inc.*	21,600	955,902
N-able, Inc.*	1,900	17,290
nCino, Inc.*	1,594	65,322
NCR Corp.*	3,687	148,181
New Relic, Inc.*	1,664	111,288
NortonLifeLock, Inc.	84,929	2,252,317
Nutanix, Inc., Class A*	5,998	160,866
Open Text Corp.	7,571	321,010
Oracle Corp.	69,719	5,767,853
PagerDuty, Inc.*	2,138	73,098
Palantir Technologies, Inc., Class A*	44,739	614,266
Palo Alto Networks, Inc.*	54,086	33,669,076
Paycom Software, Inc.*	6,304	2,183,580
Paylocity Holding Corp.*	1,108	227,993
Pegasystems, Inc.	1,141	92,022
Ping Identity Holding Corp.*	1,681	46,110
Progress Software Corp.	1,234	58,109
PROS Holdings, Inc.*	1,119	37,274
PTC, Inc.*	2,940	316,697
Q2 Holdings, Inc.*	1,587	97,839
Qualtrics International, Inc., Class A*	44,964	1,283,722
Qualys, Inc.*	933	132,869
Rapid7, Inc.*	14,043	1,562,143
RingCentral, Inc., Class A*	2,294	268,880
Riot Blockchain, Inc.(x)*	2,801	59,297
Sailpoint Technologies Holdings, Inc.*	2,605	133,324
salesforce.com, Inc.*	50,741	10,773,329
Sansan, Inc.*	65,300	732,840
SentinelOne, Inc., Class A*	17,329	671,325
ServiceNow, Inc.*	9,511	5,296,581
Smartsheet, Inc., Class A*	20,624	1,129,783
Splunk, Inc.*	4,436	659,234
Sprout Social, Inc., Class A*	1,273	101,993
SPS Commerce, Inc.*	1,005	131,856
SS&C Technologies Holdings, Inc.	6,180	463,624
Sumo Logic, Inc.*	2,503	29,210
Synopsys, Inc.*	4,286	1,428,395

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Telos Corp.*	1,473	$14,686
Tenable Holdings, Inc.*	2,586	149,445
Teradata Corp.*	3,031	149,398
Trade Desk, Inc. (The), Class A*	94,647	6,554,305
Tyler Technologies, Inc.*	1,145	509,399
UiPath, Inc., Class A*	45,424	980,704
Unity Software, Inc.*	4,577	454,084
Varonis Systems, Inc.*	30,764	1,462,521
Verint Systems, Inc.*	1,835	94,869
VMware, Inc., Class A	5,637	641,885
Vonage Holdings Corp.*	7,053	143,105
Workday, Inc., Class A*	26,375	6,315,758
Workiva, Inc.*	1,261	148,798
Xperi Holding Corp.	2,920	50,574
Yext, Inc.*	3,261	22,468
Zendesk, Inc.*	3,397	408,625
Zoom Video Communications, Inc., Class A*	6,090	713,931
Zscaler, Inc.*	64,937	15,667,999
Zuora, Inc., Class A*	3,280	49,134

		313,116,263

Technology Hardware, Storage & Peripherals (5.3%)
3D Systems Corp.*	3,568	59,514
Apple, Inc.	382,359	66,763,705
Avid Technology, Inc.*	994	34,661
Corsair Gaming, Inc.(x)*	922	19,510
Dell Technologies, Inc., Class C*	8,101	406,589
Hewlett Packard Enterprise Co.	39,066	652,793
HP, Inc.	30,246	1,097,930
NetApp, Inc.	6,209	515,347
Pure Storage, Inc., Class A*	174,649	6,166,856
Samsung Electronics Co. Ltd.	99,302	5,672,889
Seagate Technology Holdings plc	111,595	10,032,390
Super Micro Computer, Inc.*	1,239	47,169
Western Digital Corp.*	8,741	433,991
Xerox Holdings Corp.	3,429	69,163

		91,972,507

Total Information Technology		859,233,442

Total Common Stocks (66.6%) (Cost $642,042,407)		1,141,696,139

EXCHANGE TRADED FUNDS (ETF):
Equity (30.9%)
iShares Expanded Tech Sector ETF(x)‡	458,050	178,011,971
Technology Select Sector SPDR Fund	1,096,900	174,330,317
Vanguard Information Technology ETF(x)	422,900	176,129,392

Total Exchange Traded Funds (30.9%) (Cost $145,028,345)		528,471,680

SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	30,898,617	30,904,796

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Deutsche Bank Securities, Inc., 0.25%, dated 3/31/22, due 4/1/22, repurchase price $17,632,511, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 11/15/51; total market value $17,985,036.(xx)	$17,632,389	17,632,389
National Bank of Canada, 0.45%, dated 3/31/22, due 4/7/22, repurchase price $1,400,123, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.000%, maturing 11/30/23-8/15/48; total market value $1,548,118.(xx)	1,400,000	1,400,000
Natwest Markets Securities, Inc., 0.30%, dated 3/31/22, due 4/5/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 7/31/23-2/15/50; total market value $2,040,034.(xx)	2,000,000	2,000,000
TD Prime Services LLC, 0.40%, dated 3/31/22, due 4/1/22, repurchase price $5,000,056, collateralized by various Common Stocks; total market value $5,790,942.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		26,032,389

Total Short-Term Investments (3.3%) (Cost $56,942,795)		56,937,185

Total Investments in Securities (100.8%) (Cost $844,013,547)		1,727,105,004
Other Assets Less Liabilities (-0.8%)		(13,512,502)

Net Assets (100%)		$1,713,592,502

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $3,147,882 or 0.2% of net assets.

(x)

All or a portion of security is on loan at March 31, 2022. (xx) At March 31, 2022, the Portfolio had loaned securities with a total value of $25,648,823. This was collateralized by $596,883 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/12/22 - 5/15/51 and by cash of $26,032,389 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF(x)	458,050	203,551,623	2,401,662	(4,733,368)	905,299	(24,113,245)	178,011,971	84,792	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$156,470,903	$—	$—	$156,470,903
Consumer Discretionary	113,213,304	1,587,181	—	114,800,485
Health Care	—	2,541,952	—	2,541,952
Industrials	7,653,354	996,003	—	8,649,357
Information Technology	825,633,956	33,599,486	—	859,233,442
Exchange Traded Funds	528,471,680	—	—	528,471,680
Short-Term Investments
Investment Company	30,904,796	—	—	30,904,796
Repurchase Agreements	—	26,032,389	—	26,032,389

Total Assets	$1,662,347,993	$64,757,011	$—	$1,727,105,004

Total Liabilities	$—	$—	$—	$—

Total	$1,662,347,993	$64,757,011	$—	$1,727,105,004

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$895,726,439
Aggregate gross unrealized depreciation	(23,329,216)

Net unrealized appreciation	$872,397,223

Federal income tax cost of investments in securities and derivative instruments, if applicable	$854,707,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the EQ Advisors Trust (the “Trust”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”), an affiliate of Equitable Investment Management Group, LLC, the Trust’s Investment Adviser (“EIM”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2022, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2022 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolios’ derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income.

At March 31, 2022, these Portfolios had the following loan commitments in which all or a portion of the commitment were unfunded which could be extended at the option of the borrowers:

						Unfunded Commitment		Funded Commitment		Total Commitment
Portfolio	Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
EQ/Franklin Strategic Income	athenahealth Group, Inc.	Term Loan	02/15/2029	3.50%	CME Term SOFR 3 Month + 3.50%	$10,390	$10,266	$—	$—	$10,390	$10,266
EQ/Franklin Strategic Income	Aveanna Healthcare LLC	1st Lien New Term Loan	07/17/2028	3.75%	ICE LIBOR USD 3 Month + 3.75%	$4,642	$4,513	$—	$—	$4,642	$4,513
EQ/Franklin Strategic Income	Dermatology Intermediate Holdings III, Inc.	Term Loan	04/02/2029	4.25%	CME Term SOFR 1 Month + 4.25%	$1,845	$1,827	$—	$—	$1,845	$1,827
EQ/Franklin Strategic Income	Medical Solutions Holdings, Inc.	1st Lien Term Loan	11/01/2028	3.50%	ICE LIBOR USD 3 Month + 3.50%	$2,252	$2,230	$—	$—	$2,252	$2,230
EQ/Franklin Strategic Income	Osmosis Buyer Ltd.	Term Loan	07/31/2028	4.00%	SOFR 1 Month + 4.00%	$1,197	$1,183	$—	$—	$1,197	$1,183
EQ/Franklin Strategic Income	Sovos Compliance LLC	1st Lien Term Loan	08/11/2028	4.50%	ICE LIBOR USD 3 Month + 4.50%	$1,356	$1,352	$—	$—	$1,356	$1,352

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.